UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.18%

ALASKA — 0.18%
City of Anchorage GO
Series C
5.00%, 08/01/14	(NPFGC)	$120	$120,504

			120,504
ARIZONA — 5.20%
Arizona State University Board of Regents RB College & University Revenue
Series B
4.00%, 07/01/14		100	100,011
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/14		100	100,013
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/14		150	150,021
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		260	260,037
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	200,012
City of Phoenix GO
5.00%, 07/01/14	(ETM)	150	150,021
City of Phoenix GOL Series C
2.00%, 07/01/14		140	140,007
City of Scottsdale GO
5.00%, 07/01/14		100	100,014
County of Pima RB Sewer Revenue
4.00%, 07/01/14	(AGM)	175	175,019
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	250,033
Maricopa County Unified School District No. 69 Paradise Valley GOL
5.25%, 07/01/14	(NPFGC-FGIC)	100	100,014
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	100,011
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series A
5.00%, 07/01/14		100	100,013
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.25%, 07/01/14	(NPFGC)	100	100,014
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/14		500	500,055
5.00%, 07/01/14	(NPFGC)	100	100,014
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14		250	250,035
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14		100	100,014
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(PR 07/01/14)	150	150,021
5.25%, 07/01/23	(PR 07/01/14)	100	100,014
Series A
4.75%, 07/01/30	(PR 07/01/14)	110	110,014

Security		Principal (000s)	Value

Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	$125	$125,016

			3,460,423
ARKANSAS — 0.63%
State of Arkansas GO
4.00%, 08/01/14		295	295,991
5.00%, 08/01/14		125	125,528

			421,519
CALIFORNIA — 14.94%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14	(AMBAC)	100	99,973
County of Sacramento RB Port Airport & Marina Revenue Series D
3.30%, 07/01/14	(AGM)	125	125,011
Elsinore Valley Municipal Water District COP Water Revenue
5.38%, 07/01/14	(NPFGC-FGIC)	250	250,035
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		210	210,023
5.00%, 07/01/14	(AMBAC)	125	125,018
Series B
5.00%, 07/01/14		100	100,014
Series E
5.00%, 07/01/14		100	100,014
Los Angeles County Public Works Financing Authority RB Lease Abatement Series A
5.00%, 08/01/14		100	100,419
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		250	250,020
5.00%, 07/01/14		100	100,014
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14	(AMBAC)	215	215,030
Series C
5.25%, 07/01/17	(PR 07/01/14) (NPFGC)	100	100,014
Los Angeles Unified School District GO
Series A
3.00%, 07/01/14		215	215,017
6.00%, 07/01/14	(FGIC)	100	100,016
Series E
5.00%, 07/01/14	(AMBAC)	100	100,014
Series F
5.00%, 07/01/14	(FGIC)	110	110,015
Series I
5.00%, 07/01/14		315	315,044
Series KRY
5.00%, 07/01/14		120	120,017
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	100	100,014
Series L
5.00%, 07/01/14	(AGM)	100	100,013
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	180,025
Series B
2.50%, 07/01/14		75	75,005
4.00%, 07/01/14		180	180,020

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2014

Security		Principal (000s)	Value

Morgan Hill Unified School District GO
0.00%, 08/01/14	(AMBAC)	$145	$144,977
Northern California Power Agency RB Electric Power & Light Revenues Series C
5.00%, 07/01/14	(AGM)	100	100,014
Orange County School Board COP Lease Renewal Series A
5.00%, 08/01/14		200	200,834
Palo Alto Unified School District GO
5.00%, 08/01/14	(AGM)	100	100,423
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/14	(NPFGC)	115	115,485
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.13%, 08/15/14	(AGM)	100	100,379
4.00%, 08/15/14	(AGM)	100	100,488
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	100	100,009
San Diego Unified School District GO
0.00%, 07/01/14	(NPFGC)	110	109,999
Series C-2
5.00%, 07/01/14	(AGM)	100	100,014
Series F
5.00%, 07/01/29	(PR 07/01/14) (AGM)	830	830,108
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14		100	100,008
5.00%, 07/01/14	(NPFGC)	100	100,014
San Jose Unified School District GO Series C
5.00%, 08/01/14	(NPFGC-FGIC)	230	230,971
Southern California Public Power Authority RB Electric Power & Light Revenues
3.00%, 07/01/14		125	125,010
5.00%, 07/01/14		260	260,036
Series A
5.00%, 07/01/14		100	100,014
State of California GO
5.00%, 08/01/14		50	50,211
Series A
4.13%, 07/01/14	(ETM) (NPFGC)	235	235,026
5.25%, 07/01/14	(ETM)	810	810,113
5.25%, 07/01/14		1,510	1,510,212
5.25%, 07/01/14	(NPFGC-FGIC)	400	400,056
Series B
5.00%, 07/01/23	(Call 07/01/14)	650	650,091

			9,945,277

CONNECTICUT — 0.53%
Hartford County Metropolitan District GO Series A
4.00%, 07/15/14		100	100,163
State of Connecticut ST Miscellaneous Taxes Series A
5.00%, 07/01/14	(NPFGC)	150	150,021
Town of Stratford GO
3.00%, 08/01/14		100	100,241

			350,425

Security		Principal (000s)	Value

DELAWARE — 0.78%
County of New Castle GO Series A
4.25%, 07/15/14		$150	$150,258
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	140,020
State of Delaware GO
5.25%, 08/01/14		230	231,021

			521,299

FLORIDA — 3.45%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
4.25%, 07/01/14		285	285,034
5.00%, 07/01/14		425	425,059
Florida State Board of Education RB Lottery Revenue Series A
5.00%, 07/01/14	(AMBAC)	150	150,021
5.25%, 07/01/14	(AMBAC)	100	100,014
Series C
5.00%, 07/01/14		150	150,021
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/14	(NPFGC)	300	300,042
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/14		100	100,014
5.00%, 07/01/14	(NPFGC)	75	75,011
Miami-Dade County Expressway Authority RB Highway Revenue Tolls Series B
5.25%, 07/01/14	(NPFGC-FGIC)	100	100,014
Miami-Dade County School Board GO
5.38%, 08/01/14	(AGM)	235	236,062
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/14	(AGM)	100	100,014
5.00%, 07/01/14	(SGI)	100	100,014
State of Florida GO
5.00%, 07/01/14		100	100,014
6.38%, 07/01/14		75	75,013

			2,296,347

GEORGIA — 2.45%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	100,378
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	150,504
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	230,030
State of Georgia GO Series A
5.00%, 07/01/14		500	500,070
Series C
5.00%, 08/01/14		100	100,422
5.50%, 07/01/14		300	300,045
Series D
5.00%, 07/01/14		100	100,014
5.00%, 07/01/18	(PR 07/01/14)	150	150,021

			1,631,484

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2014

Security		Principal (000s)	Value

HAWAII — 1.39%
City & County of Honolulu GO
Series A
4.00%, 07/01/14	(AGM)	$100	$100,011
Series B
3.75%, 07/01/14	(NPFGC)	100	100,010
Series C
5.00%, 07/01/14	(NPFGC)	100	100,014
Series D
5.00%, 07/01/14	(NPFGC)	100	100,014
City & County of Honolulu RB Wastewater Revenue Series B
3.63%, 07/01/14	(FGIC)	75	75,007
State of Hawaii GO
Series B
4.25%, 07/15/14	(AMBAC)	100	100,171
Series DG
5.00%, 07/01/14	(AMBAC)	350	350,049

			925,276

ILLINOIS — 0.30%
State of Illinois GO First Series
5.50%, 08/01/14	(NPFGC)	200	200,912

			200,912

IOWA — 0.23%
Iowa Finance Authority RB Miscellaneous Revenue Series A
4.00%, 08/01/14		150	150,504

			150,504

KENTUCKY — 0.71%
Fayette County School District Finance Corp. RB Lease Renewal Series B
2.00%, 07/01/14	(SEEK)	125	125,006
Kentucky State Property & Buildings Commission RB General Fund Series A
5.00%, 08/01/14		145	145,609
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/14		200	200,028

			470,643

LOUISIANA — 0.60%
State of Louisiana GO
5.00%, 08/01/14		150	150,633
Series A
5.00%, 08/01/14	(NPFGC)	145	145,612
Series B
5.00%, 07/15/14	(AGC)	105	105,214

			401,459

MARYLAND — 2.42%
County of Baltimore GO
5.00%, 08/01/14		350	351,477
County of Frederick GO
5.00%, 08/01/14		155	155,654

Security		Principal (000s)	Value

County of Howard GO Series A
5.00%, 08/15/14		$250	$251,533
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	100,420
5.00%, 08/01/18	(PR 08/01/14)	150	150,630
Second Series
5.00%, 08/01/14		100	100,422
Second Series B
5.25%, 08/15/14		250	251,610
Second Series E
4.00%, 08/01/14		150	150,504
Series CC
5.50%, 08/01/14		100	100,465

			1,612,715

MASSACHUSETTS — 12.81%
Commonwealth of Massachusetts GO
Series A
0.03%, 03/01/26	(Call 06/30/14)	3,000	3,000,000
Series A
5.00%, 08/01/15	(PR 08/01/14)	265	266,108
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	135,342
5.00%, 08/01/14		200	200,850
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	351,463
5.25%, 08/01/14		50	50,223
Series C
4.00%, 08/01/14	(AGM)	165	165,559
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/14	(ETM)	100	100,014
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(ETM)	200	200,028
5.00%, 07/01/22	(PR 07/01/14)	1,200	1,200,168
5.00%, 07/01/24	(PR 07/01/14)	150	150,021
5.00%, 07/01/34	(PR 07/01/14)	250	250,035
5.25%, 07/01/15	(PR 07/01/14)	100	100,014
5.25%, 07/01/17	(PR 07/01/14)	500	500,070
5.25%, 07/01/21	(PR 07/01/14)	100	100,014
Series C
5.25%, 07/01/14		300	300,042
Massachusetts Development Finance Agency RB College & University Revenue Series Q-1
5.00%, 07/01/14		100	100,014
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
3.75%, 08/15/14	(AGM)	100	100,456
5.00%, 08/15/14	(AGM)	235	236,438
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue Series 10
5.00%, 08/01/29	(PR 08/01/14)	500	502,100
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
3.63%, 08/01/14		100	100,304
Series 14
5.00%, 08/01/14		300	301,266
Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/14	(ETM) (NPFGC)	115	115,505

			8,526,034

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2014

Security		Principal (000s)	Value

MINNESOTA — 1.28%
State of Minnesota GO
5.00%, 08/01/14		$400	$401,688
Series A
5.00%, 08/01/14		100	100,422
Series B
5.00%, 08/01/14		100	100,422
Series F
4.00%, 08/01/14		250	250,840

			853,372
MISSOURI —0.18%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	120	120,490

			120,490
MONTANA —0.15%
State of Montana GO
Series G
4.00%, 08/01/14		100	100,336

			100,336
NEBRASKA —0.23%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	150,306

			150,306
NEVADA — 0.29%
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14		195	195,025

			195,025
NEW HAMPSHIRE —0.45%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/14		100	100,612
Series B
4.00%, 08/15/14		100	100,487
5.00%, 08/15/14	(AGM)	100	100,613

			301,712
NEW JERSEY —1.26%
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/14		140	140,020
Series D
5.00%, 07/01/23	(PR 07/01/14)	300	300,042
State of New Jersey GO
Series H
5.25%, 07/01/14		300	300,042

Security		Principal (000s)	Value

Series N
5.50%, 07/15/14	(AMBAC)	$100	$100,224

			840,328
NEW MEXICO —1.14%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14		160	160,018
Albuquerque Municipal School District No. 12 GO
Series A
3.50%, 08/01/14	(SAW)	100	100,293
City of Albuquerque GO
Series A
3.00%, 07/01/14		100	100,008
4.00%, 07/01/14		200	200,022
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14		200	200,028

			760,369
NEW YORK —11.57%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14	(NPFGC)	125	125,775
City of New York GO
4.00%, 08/01/14		100	100,332
Series A
3.00%, 08/01/14		235	235,585
Series A-1
4.50%, 08/01/14		150	150,568
5.00%, 08/01/14		145	145,612
Series B
5.00%, 08/01/14		440	441,857
Series C
4.00%, 08/01/14		200	200,672
Series F
5.00%, 08/01/14		100	100,420
Series G
4.10%, 08/01/14		50	50,172
5.00%, 08/01/14		100	100,422
Series H
5.00%, 08/01/14	(CIFG)	370	371,547
Series I
5.00%, 08/01/14		175	175,738
Series K
4.00%, 08/01/14		295	295,991
County of Orange GO
Series A
5.00%, 07/15/14		90	90,183
Series B
4.00%, 07/01/14		100	100,011
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14	(NPFGC)	115	115,017
New York City Municipal Water Finance Authority RB Water Revenue
Series DD-2
0.04%, 06/15/43	(Call 06/30/14)	3,000	3,000,000
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	330	330,667
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14	(ETM)	100	100,440
Series A-3
4.00%, 08/01/14	(ETM)	200	200,664

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2014

Security		Principal (000s)	Value

New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/14		$100	$100,010
5.00%, 07/01/14	(NPFGC)	100	100,013
Series B
4.00%, 07/01/14		100	100,010
5.00%, 07/01/14		150	150,021
Series C
5.00%, 07/01/14	(NPFGC)	200	200,026
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	365	365,033
4.00%, 07/01/14		105	105,012
New York State Environmental Facilities Corp. RB Water Revenue
4.00%, 08/15/14		150	150,726

			7,702,524
NORTH CAROLINA — 0.91%
City of Charlotte GO
5.00%, 08/01/14		250	251,055
County of Mecklenburg GO
Series A
4.00%, 08/01/14		100	100,336
5.00%, 08/01/14		250	251,055

			602,446
OHIO — 5.18%
City of Columbus GO
Series A
5.00%, 07/01/14		200	200,028
State of Ohio GO
Series C
4.00%, 08/01/14		250	250,837
State of Ohio Higher Educational Facility Commission RB Health, Hospital, Nursing Home Revenue
Series B
0.04%, 01/01/39	(Call 06/30/14)	3,000	3,000,000

			3,450,865
OKLAHOMA — 0.50%
County of Oklahoma GOL Series A
3.25%, 08/01/14		230	230,626
Oklahoma Capital Improvement Authority RB College & University Revenue Series F
5.00%, 07/01/14	(AMBAC)	100	100,014

			330,640
PENNSYLVANIA — 9.17%
Commonwealth of Pennsylvania GO Third Series
5.25%, 07/01/14		300	300,042
Geisinger Authority RB Health, Hospital, Nursing Home Revenue Series C
0.02%, 08/01/28	(Call 06/30/14)	2,600	2,600,000
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/14		150	150,016

Security		Principal (000s)	Value

Philadelphia Hospitals & Higher Education Facilities Authority RB Health, Hospital, Nursing Home Revenue Series A
0.03%, 02/15/21	(Call 07/01/14)	$3,055	$3,055,000

			6,105,058
TENNESSEE — 0.19%
Metropolitan Government of Nashville & Davidson County GO Series B
5.00%, 08/01/14		125	125,528

			125,528
TEXAS — 8.59%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	100,421
Series A
3.00%, 08/01/14		200	200,500
City of Dallas GOL
4.00%, 08/15/14		100	100,488
City of Houston RB Port Airport & Marina Revenue Series B
4.00%, 07/01/14	(NPFGC-FGIC)	100	100,011
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14	(AGM)	100	100,548
City of San Antonio GOL
5.00%, 08/01/14		150	150,635
County of Harris GO Series C
5.00%, 08/15/14		100	100,613
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	175	176,064
5.00%, 08/15/16	(PR 08/15/14) (NPFGC-FGIC)	1,250	1,257,612
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	115,386
Dallas Independent School District GO Series A
5.00%, 08/15/14	(PSF)	150	150,916
Eagle Mountain & Saginaw Independent School District GO Series C
5.00%, 08/15/14	(PSF)	200	201,226
Houston Independent School District GOL Series A
6.30%, 08/15/14	(PSF)	200	201,542
Klein Independent School District GO Series A
5.00%, 08/01/14	(PSF)	100	100,421
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	200	200,964
Lewisville Independent School District GO
4.25%, 08/15/14	(PSF)	100	100,517
Magnolia Independent School District GO
5.00%, 08/15/14	(PSF)	100	100,613
North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	200	200,842
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	251,052
5.00%, 08/01/33	(PR 08/01/14) (PSF)	465	466,958
5.25%, 08/01/14	(PSF)	130	130,575
Round Rock Independent School District GO
4.00%, 08/01/14		150	150,503

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2014

Security		Principal (000s)	Value

San Antonio Independent School District GO
5.25%, 08/15/14	(PSF)	$100	$100,642
State of Texas GO
Series B
5.00%, 08/01/14		150	150,635
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		230	230,032
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/14		100	100,204
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14		100	100,616
Series B
5.00%, 08/15/14		100	100,616
5.25%, 08/15/14		275	276,779

			5,717,931
UTAH — 2.54%
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/14		250	251,055
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/14		365	365,051
State of Utah GO
Series A
5.00%, 07/01/14		250	250,035
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	350,049
Series C
4.00%, 07/01/14		250	250,027
5.00%, 07/01/14		225	225,032

			1,691,249
VIRGINIA — 2.33%
City of Portsmouth GO
5.00%, 07/01/14	(ETM) (AGM)	5	5,001
5.00%, 07/01/14	(AGM)	95	95,013
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	100,204
County of Loudoun GO
Series A
4.00%, 07/01/14		70	70,008
5.00%, 07/01/14	(SAW)	75	75,010
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	100,336
5.00%, 08/01/14		100	100,422
5.25%, 08/01/14	(NPFGC)	50	50,222
5.25%, 08/01/19	(PR 08/01/14)	500	502,210
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14		110	110,464
5.25%, 08/01/14		190	190,842
Series D
5.00%, 08/01/14		150	150,633

			1,550,365

Security		Principal (000s)	Value

WASHINGTON — 4.07%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	$105	$105,443
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		100	100,011
5.00%, 07/01/14		875	875,122
5.25%, 07/01/14	(NPFGC)	100	100,014
Series C
5.00%, 07/01/14		100	100,014
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(ETM) (FGIC)	50	50,006
5.00%, 07/01/14	(FGIC)	130	130,017
State of Washington GO
Series A
5.00%, 07/01/14		350	350,049
5.00%, 07/01/19	(PR 07/01/14)	355	355,050
Series B-1
4.00%, 08/01/14		100	100,336
Series C
5.00%, 07/01/14		100	100,014
5.00%, 08/01/14		140	140,591
5.50%, 07/01/14		200	200,030

			2,706,697
WISCONSIN — 0.53%
County of Milwaukee GO Series A
3.40%, 08/01/14		150	150,424
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	100,014
Series B
5.00%, 07/01/14	(AMBAC)	100	100,014

			350,452

TOTAL MUNICIPAL BONDS & NOTES (Cost: $64,693,169)			64,690,514

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	701	$700,612

		700,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $700,612)		700,612

TOTAL INVESTMENTS IN SECURITIES — 98.23%
(Cost: $65,393,781)		65,391,126
Other Assets, Less Liabilities — 1.77%		1,175,879

NET ASSETS — 100.00%		$66,567,005

COP	— Certificates of Participation
ETM	— Escrowed to Maturity
GO	— General Obligation
GOL	— General Obligation Limited
GTD	— Guaranteed by the Commonwealth, County or State
PR	— Prerefunded
PSF	— Permanent School Fund
RB	— Revenue Bond
SAP	— Subject to Appropriations
SAW	— State Aid Withholding
SEEK	— Support Education Excellence in Kentucky
ST	— Special Tax

Insured by:
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CIFG	— CDC Assurance N.A. Inc.
FGIC	— Financial Guaranty Insurance Co.
NPFGC	— National Public Finance Guarantee Corp.
SGI	— Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® ASIA 50 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.30%

CHINA — 23.49%
China Construction Bank Corp. Class H	18,411,960	$13,921,190
China Life Insurance Co. Ltd. Class H	1,653,000	4,329,598
China Mobile Ltd.	1,197,000	11,614,237
China Petroleum & Chemical Corp. Class H	5,701,600	5,436,506
CNOOC Ltd.	3,591,000	6,449,608
Industrial and Commercial Bank of China Ltd. Class H	18,354,115	11,604,013
PetroChina Co. Ltd. Class H	4,788,000	6,048,052
Ping An Insurance (Group) Co. of China Ltd. Class H	427,500	3,309,528
Want Want China Holdings Ltd.[a]	1,539,000	2,212,088

		64,924,820
HONG KONG — 20.78%
AIA Group Ltd.[b]	2,097,600	10,541,655
BOC Hong Kong (Holdings) Ltd.	798,000	2,311,521
Cheung Kong (Holdings) Ltd.	302,000	5,357,823
CLP Holdings Ltd.	427,500	3,508,100
Galaxy Entertainment Group Ltd.	570,000	4,559,794
Hang Seng Bank Ltd.	165,300	2,700,134
Hong Kong and China Gas Co. Ltd. (The)	1,454,081	3,181,948
Hong Kong Exchanges and Clearing Ltd.	246,400	4,593,960
Hutchison Whampoa Ltd.	523,000	7,152,967
Li & Fung Ltd.	1,368,000	2,026,314
Power Assets Holdings Ltd.	285,000	2,491,339
Sands China Ltd.	547,200	4,133,821
Sun Hung Kai Properties Ltd.	355,000	4,869,006

		57,428,382
SINGAPORE — 9.26%
DBS Group Holdings Ltd.	399,500	5,367,685
Jardine Matheson Holdings Ltd.	45,600	2,704,536
Keppel Corp. Ltd.	342,000	2,960,077
Oversea-Chinese Banking Corp. Ltd.	477,000	3,654,073
Singapore Telecommunications Ltd.	1,767,000	5,456,985
United Overseas Bank Ltd.	302,000	5,455,453

		25,598,809
SOUTH KOREA — 25.98%
Hyundai Heavy Industries Co. Ltd.	10,887	1,904,526
Hyundai Mobis Co. Ltd.	15,561	4,367,784
Hyundai Motor Co.	36,708	8,326,236
KB Financial Group Inc.	87,186	3,033,156
Kia Motors Corp.	60,135	3,363,946
KT&G Corp.[b]	25,826	2,284,470
LG Chem Ltd.	9,855	2,883,060
POSCO	17,442	5,240,530
Samsung Electronics Co. Ltd.	27,132	35,450,192
Shinhan Financial Group Co. Ltd.	107,437	4,974,722

		71,828,622
TAIWAN — 19.79%
Cathay Financial Holding Co. Ltd.	1,763,825	2,755,792
China Steel Corp.	2,705,008	2,273,953

Security	Shares	Value

Chunghwa Telecom Co. Ltd.	855,551	$2,756,514
CTBC Financial Holding Co. Ltd.	3,363,000	2,241,399
Delta Electronics Inc.	391,000	2,848,232
Formosa Chemicals & Fibre Corp.	798,804	2,022,560
Formosa Plastics Corp.	1,083,071	2,894,670
Fubon Financial Holding Co. Ltd.	1,596,000	2,306,497
Hon Hai Precision Industry Co. Ltd.	2,513,727	8,418,940
MediaTek Inc.	342,112	5,786,274
Nan Ya Plastics Corp.	1,153,510	2,777,727
Taiwan Semiconductor Manufacturing Co. Ltd.	4,161,343	17,630,447

		54,713,005

TOTAL COMMON STOCKS
(Cost: $215,611,902)		274,493,638

SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	374,770	374,770
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	23,040	23,040
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,170,498	3,170,498

		3,568,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,568,308)		3,568,308

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $219,180,210)		278,061,946
Other Assets, Less Liabilities — (0.59)%		(1,625,856)

NET ASSETS — 100.00%		$276,436,090

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.63%
Boeing Co. (The)	2,224,427	$283,013,847
General Dynamics Corp.	1,079,980	125,871,669
Honeywell International Inc.	2,596,560	241,350,252
L-3 Communications Holdings Inc.	285,686	34,496,585
Lockheed Martin Corp.	883,947	142,076,801
Northrop Grumman Corp.	710,013	84,938,855
Precision Castparts Corp.	479,988	121,148,971
Raytheon Co.	1,037,342	95,694,800
Rockwell Collins Inc.	448,944	35,080,484
Textron Inc.	924,943	35,416,068
United Technologies Corp.	2,796,387	322,842,879

		1,521,931,211
AIR FREIGHT & LOGISTICS — 0.76%
C.H. Robinson Worldwide Inc.	491,599	31,359,100
Expeditors International of Washington Inc.	653,578	28,862,004
FedEx Corp.	921,047	139,428,095
United Parcel Service Inc. Class B	2,337,068	239,923,401

		439,572,600
AIRLINES — 0.29%
Delta Air Lines Inc.	2,811,477	108,860,390
Southwest Airlines Co.	2,293,997	61,616,759

		170,477,149
AUTO COMPONENTS — 0.43%
BorgWarner Inc.	758,040	49,416,628
Delphi Automotive PLC	916,263	62,983,919
Goodyear Tire & Rubber Co. (The)	917,089	25,476,732
Johnson Controls Inc.	2,202,156	109,953,649

		247,830,928
AUTOMOBILES — 0.75%
Ford Motor Co.	13,110,982	226,033,330
General Motors Co.	4,360,281	158,278,200
Harley-Davidson Inc.	724,067	50,576,080

		434,887,610
BEVERAGES — 2.12%
Brown-Forman Corp. Class B NVS	537,480	50,614,492
Coca-Cola Co. (The)	12,532,619	530,881,741
Coca-Cola Enterprises Inc.	774,829	37,021,330
Constellation Brands Inc. Class Aa	559,611	49,318,517
Dr Pepper Snapple Group Inc.	650,806	38,124,215
Molson Coors Brewing Co. Class B NVS	526,576	39,050,876
Monster Beverage Corp.[a,b]	448,270	31,840,618
PepsiCo Inc.	5,026,672	449,082,877

		1,225,934,666

Security	Shares	Value

BIOTECHNOLOGY — 2.50%
Alexion Pharmaceuticals Inc.[a]	655,831	$102,473,594
Amgen Inc.	2,510,017	297,110,712
Biogen Idec Inc.[a]	786,473	247,982,802
Celgene Corp.[a,b]	2,655,306	228,037,679
Gilead Sciences Inc.[a,b]	5,091,765	422,158,236
Regeneron Pharmaceuticals Inc.[a,b]	264,252	74,643,262
Vertex Pharmaceuticals Inc.[a,b]	783,182	74,151,672

		1,446,557,957
BUILDING PRODUCTS — 0.07%
Allegion PLC	298,272	16,906,057
Masco Corp.	1,180,011	26,196,244

		43,102,301
CAPITAL MARKETS — 2.18%
Affiliated Managers Group Inc.[a]	183,023	37,592,924
Ameriprise Financial Inc.	629,600	75,552,000
Bank of New York Mellon Corp. (The)	3,781,128	141,716,677
BlackRock Inc.[c]	414,835	132,581,266
Charles Schwab Corp. (The)	3,882,778	104,563,212
E*TRADE Financial Corp.[a]	958,128	20,369,801
Franklin Resources Inc.	1,332,005	77,043,169
Goldman Sachs Group Inc. (The)	1,378,893	230,881,844
Invesco Ltd.[b]	1,434,682	54,159,246
Legg Mason Inc.	341,526	17,523,699
Morgan Stanley	4,640,689	150,033,475
Northern Trust Corp.	737,018	47,323,926
State Street Corp.	1,428,354	96,071,090
T. Rowe Price Group Inc.	871,168	73,535,291

		1,258,947,620
CHEMICALS — 2.58%
Air Products and Chemicals Inc.	703,847	90,528,801
Airgas Inc.	222,161	24,195,554
CF Industries Holdings Inc.	172,604	41,516,440
Dow Chemical Co. (The)	3,992,255	205,441,442
E.I. du Pont de Nemours and Co.	3,044,932	199,260,350
Eastman Chemical Co.	498,063	43,505,803
Ecolab Inc.	895,834	99,742,158
FMC Corp.	441,098	31,401,767
International Flavors & Fragrances Inc.	269,134	28,065,294
LyondellBasell Industries NV Class A	1,381,198	134,873,985
Monsanto Co.	1,737,977	216,795,251
Mosaic Co. (The)	1,072,602	53,040,169
PPG Industries Inc.	458,433	96,339,695
Praxair Inc.	971,278	129,024,569
Sherwin-Williams Co. (The)	280,861	58,112,949
Sigma-Aldrich Corp.	394,002	39,983,323

		1,491,827,550
COMMERCIAL BANKS — 5.94%
Bank of America Corp.	34,866,067	535,891,450
BB&T Corp.	2,382,338	93,935,587
Citigroup Inc.	10,072,194	474,400,337
Comerica Inc.	601,656	30,179,065
Fifth Third Bancorp	2,820,112	60,209,391

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2014

Security	Shares	Value

Huntington Bancshares Inc.	2,740,811	$26,147,337
J.P. Morgan Chase & Co.	12,548,708	723,056,555
KeyCorp	2,927,841	41,955,962
M&T Bank Corp.[b]	435,993	54,084,932
PNC Financial Services Group Inc. (The)[c]	1,770,996	157,707,194
Regions Financial Corp.	4,572,544	48,560,417
SunTrust Banks Inc.	1,766,780	70,777,207
U.S. Bancorp	6,018,404	260,717,261
Wells Fargo & Co.	15,891,912	835,278,895
Zions Bancorp	614,307	18,103,627

		3,431,005,217
COMMERCIAL SERVICES & SUPPLIES — 0.49%
ADT Corp. (The)[b]	579,001	20,230,295
Cintas Corp.	335,449	21,314,430
Iron Mountain Inc.	567,612	20,121,845
Pitney Bowes Inc.	673,265	18,595,579
Republic Services Inc.	885,353	33,616,854
Stericycle Inc.[a,b]	280,827	33,255,533
Tyco International Ltd.	1,529,478	69,744,197
Waste Management Inc.	1,434,504	64,165,364

		281,044,097
COMMUNICATIONS EQUIPMENT — 1.74%
Cisco Systems Inc.	16,984,984	422,076,852
F5 Networks Inc.[a,b]	250,680	27,935,779
Harris Corp.	353,391	26,769,368
Juniper Networks Inc.[a]	1,569,951	38,526,598
Motorola Solutions Inc.	750,185	49,939,816
QUALCOMM Inc.	5,596,375	443,232,900

		1,008,481,313
COMPUTERS & PERIPHERALS — 4.31%
Apple Inc.	19,992,083	1,857,864,273
EMC Corp.	6,788,171	178,800,424
Hewlett-Packard Co.	6,204,777	208,976,889
NetApp Inc.	1,097,878	40,094,505
SanDisk Corp.	750,056	78,328,348
Seagate Technology PLC	1,082,793	61,524,298
Western Digital Corp.	693,699	64,028,418

		2,489,617,155
CONSTRUCTION & ENGINEERING — 0.15%
Fluor Corp.	527,480	40,563,212
Jacobs Engineering Group Inc.[a]	439,438	23,413,257
Quanta Services Inc.[a,b]	723,845	25,030,560

		89,007,029
CONSTRUCTION MATERIALS — 0.05%
Vulcan Materials Co.	433,061	27,607,639

		27,607,639
CONSUMER FINANCE — 0.97%
American Express Co.	3,018,571	286,371,831
Capital One Financial Corp.	1,895,177	156,541,620
Discover Financial Services	1,546,039	95,823,497

Security	Shares	Value

Navient Corp.	1,404,593	$24,875,342

		563,612,290
CONTAINERS & PACKAGING — 0.22%
Avery Dennison Corp.	316,323	16,211,554
Ball Corp.	461,576	28,931,584
Bemis Co. Inc.	335,087	13,624,637
MeadWestvaco Corp.	557,782	24,687,431
Owens-Illinois Inc.[a,b]	548,461	18,998,689
Sealed Air Corp.	645,664	22,062,339

		124,516,234
DISTRIBUTORS — 0.08%
Genuine Parts Co.	509,211	44,708,726

		44,708,726
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	14,490	10,405,414
H&R Block Inc.	908,080	30,438,841

		40,844,255
DIVERSIFIED FINANCIAL SERVICES —1.86%
Berkshire Hathaway Inc. Class Ba	5,969,792	755,536,876
CME Group Inc.	1,046,610	74,256,980
Intercontinental Exchange Inc.	381,627	72,089,340
Leucadia National Corp.	1,049,334	27,513,538
McGraw Hill Financial Inc.	902,545	74,938,311
Moody’s Corp.	623,558	54,661,094
NASDAQ OMX Group Inc. (The)	391,257	15,110,345

		1,074,106,484
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.40%
AT&T Inc.	17,208,121	608,479,159
CenturyLink Inc.	1,899,086	68,746,913
Frontier Communications Corp.	3,330,054	19,447,515
Verizon Communications Inc.	13,730,515	671,834,099
Windstream Holdings Inc.[b]	2,002,283	19,942,739

		1,388,450,425
ELECTRIC UTILITIES — 1.79%
American Electric Power Co. Inc.	1,618,347	90,255,212
Duke Energy Corp.	2,344,961	173,972,657
Edison International	1,080,316	62,777,163
Entergy Corp.	594,765	48,824,259
Exelon Corp.	2,847,276	103,868,628
FirstEnergy Corp.	1,392,273	48,339,719
NextEra Energy Inc.	1,446,038	148,189,974
Northeast Utilities	1,047,704	49,524,968
Pepco Holdings Inc.	834,024	22,918,980
Pinnacle West Capital Corp.	366,662	21,207,730
PPL Corp.	2,094,712	74,425,117
Southern Co. (The)	2,953,658	134,037,000
Xcel Energy Inc.	1,664,431	53,644,611

		1,031,986,018

10

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.65%
AMETEK Inc.	813,160	$42,512,005
Eaton Corp. PLC	1,580,598	121,990,554
Emerson Electric Co.	2,326,750	154,403,130
Rockwell Automation Inc.	459,059	57,455,824

		376,361,513
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Amphenol Corp. Class A	521,038	50,196,801
Corning Inc.	4,338,547	95,231,107
FLIR Systems Inc.	470,531	16,341,541
Jabil Circuit Inc.	614,608	12,845,307
TE Connectivity Ltd.	1,355,225	83,807,114

		258,421,870
ENERGY EQUIPMENT & SERVICES — 2.15%
Baker Hughes Inc.	1,445,577	107,623,208
Cameron International Corp.[a],b	676,942	45,835,743
Diamond Offshore Drilling Inc.	227,827	11,307,054
Ensco PLC Class Ab	774,698	43,049,968
FMC Technologies Inc.[a,b]	779,782	47,621,287
Halliburton Co.	2,800,148	198,838,509
Helmerich & Payne Inc.	358,450	41,619,630
Nabors Industries Ltd.	869,660	25,541,914
National Oilwell Varco Inc.	1,422,602	117,151,275
Nobel Corp. PLC	841,786	28,250,338
Rowan Companies PLC Class A	413,198	13,193,412
Schlumberger Ltd.	4,317,591	509,259,858
Transocean Ltd.[b]	1,128,272	50,806,088

		1,240,098,284
FOOD & STAPLES RETAILING — 2.26%
Costco Wholesale Corp.	1,453,242	167,355,349
CVS Caremark Corp.	3,876,751	292,190,723
Kroger Co. (The)	1,689,544	83,514,160
Safeway Inc.	762,234	26,175,115
Sysco Corp.[b]	1,938,292	72,589,035
Wal-Mart Stores Inc.	5,344,154	401,185,641
Walgreen Co.	2,911,100	215,799,843
Whole Foods Market Inc.	1,218,754	47,080,467

		1,305,890,333
FOOD PRODUCTS — 1.63%
Archer-Daniels-Midland Co.	2,170,028	95,719,935
Campbell Soup Co.[b]	592,348	27,135,462
ConAgra Foods Inc.	1,395,806	41,427,522
General Mills Inc.	2,037,477	107,049,041
Hershey Co. (The)	494,628	48,161,928
Hormel Foods Corp.	447,338	22,076,130
J.M. Smucker Co. (The)	343,557	36,612,869
Kellogg Co.	845,268	55,534,108
Keurig Green Mountain Inc.[b]	420,887	52,446,729
Kraft Foods Group Inc.	1,973,847	118,332,128
McCormick & Co. Inc. NVS	432,608	30,970,407
Mead Johnson Nutrition Co. Class A	670,123	62,435,360
Mondelez International Inc. Class A	5,608,329	210,929,254

Security	Shares	Value

Tyson Foods Inc. Class A	911,731	$34,226,382

		943,057,255
GAS UTILITIES — 0.04%
AGL Resources Inc.	396,227	21,804,372

		21,804,372
HEALTH CARE EQUIPMENT & SUPPLIES — 2.11%
Abbott Laboratories	4,979,920	203,678,728
Baxter International Inc.	1,799,088	130,074,062
Becton, Dickinson and Co.	640,616	75,784,873
Boston Scientific Corp.[a,b]	4,385,730	56,005,772
C.R. Bard Inc.	252,667	36,133,908
CareFusion Corp.[a]	687,198	30,477,231
Covidien PLC	1,494,961	134,815,583
DENTSPLY International Inc.	471,107	22,306,917
Edwards Lifesciences Corp.[a,b]	349,336	29,987,002
Intuitive Surgical Inc.[a,b]	127,338	52,437,788
Medtronic Inc.	3,312,351	211,195,500
St. Jude Medical Inc.	942,420	65,262,585
Stryker Corp.	980,440	82,670,701
Varian Medical Systems Inc.[a,b]	344,184	28,615,458
Zimmer Holdings Inc.	556,450	57,792,897

		1,217,239,005
HEALTH CARE PROVIDERS & SERVICES — 2.05%
Aetna Inc.	1,185,036	96,082,719
AmerisourceBergen Corp.	748,837	54,410,496
Cardinal Health Inc.	1,128,024	77,337,325
Cigna Corp.	890,774	81,924,485
DaVita HealthCare Partners Inc.[a]	589,307	42,618,682
Express Scripts Holding Co.[a]	2,562,947	177,689,116
Humana Inc.	513,235	65,550,374
Laboratory Corp. of America Holdings[a,b]	281,193	28,794,163
McKesson Corp.	764,527	142,362,573
Patterson Companies Inc.	271,661	10,733,326
Quest Diagnostics Inc.	478,350	28,074,362
Tenet Healthcare Corp.[a,b]	324,454	15,229,871
UnitedHealth Group Inc.	3,248,876	265,595,613
WellPoint Inc.	927,312	99,788,044

		1,186,191,149
HEALTH CARE TECHNOLOGY — 0.09%
Cerner Corp.[a,b]	979,157	50,504,918

		50,504,918
HOTELS, RESTAURANTS & LEISURE — 1.67%
Carnival Corp.	1,454,108	54,747,166
Chipotle Mexican Grill Inc.[a]	103,061	61,064,673
Darden Restaurants Inc.	438,432	20,286,249
Marriott International Inc. Class A	727,980	46,663,518
McDonald’s Corp.	3,277,247	330,149,863
Starbucks Corp.	2,496,038	193,143,420
Starwood Hotels & Resorts Worldwide Inc.	636,633	51,452,679
Wyndham Worldwide Corp.	421,636	31,926,278
Wynn Resorts Ltd.	268,597	55,749,993
Yum! Brands Inc.	1,463,489	118,835,307

		964,019,146

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2014

Security	Shares	Value

HOUSEHOLD DURABLES — 0.39%
D.R. Horton Inc.	951,022	$23,376,121
Garmin Ltd.[b]	407,695	24,828,625
Harman International Industries Inc.	226,253	24,306,360
Leggett & Platt Inc.	459,631	15,756,151
Lennar Corp. Class A	584,088	24,520,014
Mohawk Industries Inc.[a,b]	202,499	28,013,712
Newell Rubbermaid Inc.	916,176	28,392,294
PulteGroup Inc.	1,132,292	22,827,007
Whirlpool Corp.	257,579	35,860,148

		227,880,432
HOUSEHOLD PRODUCTS — 1.87%
Clorox Co. (The)	426,145	38,949,653
Colgate-Palmolive Co.	2,883,361	196,587,553
Kimberly-Clark Corp.	1,249,318	138,949,148
Procter & Gamble Co. (The)	8,971,957	705,106,101

		1,079,592,455
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.13%
AES Corp. (The)	2,186,468	33,999,577
NRG Energy Inc.	1,117,702	41,578,515

		75,578,092
INDUSTRIAL CONGLOMERATES — 2.38%
3M Co.	2,060,891	295,202,027
Danaher Corp.	1,994,704	157,043,046
General Electric Co.	33,248,316	873,765,744
Roper Industries Inc.	330,870	48,310,329

		1,374,321,146
INSURANCE — 2.86%
ACE Ltd.	1,119,709	116,113,823
Aflac Inc.	1,505,810	93,736,673
Allstate Corp. (The)	1,439,003	84,498,256
American International Group Inc.	4,796,590	261,797,882
Aon PLC	983,092	88,566,758
Assurant Inc.	238,024	15,602,473
Chubb Corp. (The)	810,654	74,717,979
Cincinnati Financial Corp.	488,978	23,490,503
Genworth Financial Inc. Class Aa	1,643,212	28,591,889
Hartford Financial Services Group Inc. (The)	1,491,093	53,396,040
Lincoln National Corp.	874,402	44,979,239
Loews Corp.	1,012,200	44,546,922
Marsh & McLennan Companies Inc.	1,822,318	94,432,519
MetLife Inc.	3,732,032	207,351,698
Principal Financial Group Inc.	906,450	45,757,596
Progressive Corp. (The)	1,805,953	45,798,968
Prudential Financial Inc.	1,531,850	135,982,325
Torchmark Corp.	291,757	23,900,733
Travelers Companies Inc. (The)	1,152,121	108,380,023
Unum Group	852,451	29,631,197
XL Group PLC	899,060	29,426,234

		1,650,699,730

Security	Shares	Value

INTERNET & CATALOG RETAIL — 1.32%
Amazon.com Inc.[a,b]	1,235,851	$401,379,688
Expedia Inc.	339,516	26,740,280
Netflix Inc.[a,b]	198,771	87,578,502
Priceline Group Inc/The[a]	173,844	209,134,332
TripAdvisor Inc.[a,b]	368,730	40,066,202

		764,899,004
INTERNET SOFTWARE & SERVICES — 3.16%
Akamai Technologies Inc.[a]	590,606	36,062,402
eBay Inc.[a]	3,781,887	189,321,263
Facebook Inc. Class Aa	5,701,085	383,626,010
Google Inc. Class Aa	939,277	549,167,084
Google Inc. Class Ca	939,277	540,347,273
VeriSign Inc.[a,b]	410,558	20,039,336
Yahoo! Inc.[a]	3,104,604	109,064,738

		1,827,628,106
IT SERVICES — 3.30%
Accenture PLC Class A	2,099,044	169,686,717
Alliance Data Systems Corp.[a,b]	179,731	50,549,344
Automatic Data Processing Inc.	1,598,508	126,729,714
Cognizant Technology Solutions Corp. Class Aa,b	2,017,460	98,673,968
Computer Sciences Corp.	480,379	30,359,953
Fidelity National Information Services Inc.	954,276	52,237,068
Fiserv Inc.[a]	826,392	49,847,965
International Business Machines Corp.	3,154,662	571,845,581
MasterCard Inc. Class A	3,331,642	244,775,738
Paychex Inc.	1,073,193	44,601,901
Teradata Corp.[a,b]	523,977	21,063,875
Total System Services Inc.	551,826	17,332,855
Visa Inc. Class A	1,666,784	351,208,057
Western Union Co.	1,784,611	30,945,155
Xerox Corp.	3,621,566	45,052,281

		1,904,910,172
LEISURE EQUIPMENT & PRODUCTS — 0.11%
Hasbro Inc.	383,874	20,364,516
Mattel Inc.	1,124,628	43,826,753

		64,191,269
LIFE SCIENCES TOOLS & SERVICES — 0.46%
Agilent Technologies Inc.	1,105,022	63,472,464
PerkinElmer Inc.	376,177	17,620,131
Thermo Fisher Scientific Inc.	1,322,756	156,085,208
Waters Corp.[a,b]	280,987	29,346,282

		266,524,085
MACHINERY — 1.72%
Caterpillar Inc.	2,069,742	224,918,863
Cummins Inc.	567,036	87,487,984
Deere & Co.	1,206,225	109,223,674
Dover Corp.	552,047	50,208,675
Flowserve Corp.	455,018	33,830,588
Illinois Tool Works Inc.	1,258,578	110,201,090
Ingersoll-Rand PLC	832,297	52,026,885

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2014

Security	Shares	Value

Joy Global Inc.[b]	331,220	$20,396,528
PACCAR Inc.	1,176,092	73,893,860
Pall Corp.	363,260	31,018,771
Parker Hannifin Corp.	493,839	62,090,378
Pentair PLC	645,591	46,560,023
Snap-on Inc.	193,501	22,933,739
Stanley Black & Decker Inc.	517,392	45,437,365
Xylem Inc.	608,673	23,786,941

		994,015,364

MEDIA — 3.59%
Cablevision NY Group Class Ab	719,225	12,694,321
CBS Corp. Class B NVS	1,752,399	108,894,074
Comcast Corp. Class A	8,620,005	462,721,869
DIRECTV[a,b]	1,553,584	132,070,176
Discovery Communications Inc. Series Aa,b	723,005	53,704,811
Gannett Co. Inc.	752,414	23,558,082
Interpublic Group of Companies Inc. (The)	1,402,516	27,363,087
News Corp. Class A NVS[a]	1,648,813	29,579,705
Omnicom Group Inc.	856,933	61,030,768
Scripps Networks Interactive Inc. Class A	354,958	28,801,292
Time Warner Cable Inc.	923,797	136,075,298
Time Warner Inc.	2,924,745	205,463,336
Twenty-First Century Fox Inc. Class A	6,348,390	223,145,909
Viacom Inc. Class B NVS	1,296,894	112,479,617
Walt Disney Co. (The)	5,340,216	457,870,120

		2,075,452,465

METALS & MINING — 0.53%
Alcoa Inc.[b]	3,887,057	57,878,279
Allegheny Technologies Inc.	360,734	16,269,103
Freeport-McMoRan Copper & Gold Inc.	3,444,062	125,708,263
Newmont Mining Corp.	1,652,340	42,035,530
Nucor Corp.	1,055,966	52,006,325
United States Steel Corp.[b]	480,778	12,519,459

		306,416,959

MULTI-UTILITIES — 1.20%
Ameren Corp.	803,645	32,853,008
CenterPoint Energy Inc.	1,423,767	36,363,009
CMS Energy Corp.	892,094	27,788,728
Consolidated Edison Inc.	971,172	56,075,471
Dominion Resources Inc.	1,928,426	137,921,028
DTE Energy Co.	586,855	45,698,399
Integrys Energy Group Inc.	265,678	18,897,676
NiSource Inc.	1,043,576	41,054,280
PG&E Corp.	1,541,010	73,999,300
Public Service Enterprise Group Inc.	1,677,536	68,426,694
SCANA Corp.	470,440	25,314,376
Sempra Energy	755,958	79,156,362
TECO Energy Inc.[b]	680,234	12,570,724
Wisconsin Energy Corp.	747,161	35,056,794

		691,175,849

MULTILINE RETAIL — 0.64%
Dollar General Corp.[a]	1,005,694	57,686,608
Dollar Tree Inc.[a]	685,286	37,320,675
Family Dollar Stores Inc.	317,677	21,011,157
Kohl’s Corp.	645,598	34,010,103

Security	Shares	Value

Macy’s Inc.	1,195,102	$69,339,818
Nordstrom Inc.	465,636	31,630,653
Target Corp.	2,100,478	121,722,700

		372,721,714

OIL, GAS & CONSUMABLE FUELS — 8.69%
Anadarko Petroleum Corp.	1,674,596	183,318,024
Apache Corp.	1,278,877	128,680,604
Cabot Oil & Gas Corp.	1,383,614	47,236,582
Chesapeake Energy Corp.	1,678,867	52,179,186
Chevron Corp.	6,311,788	824,003,923
Cimarex Energy Co.	288,433	41,378,598
ConocoPhillips	4,070,628	348,974,938
CONSOL Energy Inc.	761,744	35,093,546
Denbury Resources Inc.	1,168,515	21,570,787
Devon Energy Corp.	1,271,327	100,943,364
EOG Resources Inc.	1,812,025	211,753,242
EQT Corp.	503,173	53,789,194
Exxon Mobil Corp.	14,238,528	1,433,534,999
Hess Corp.	875,137	86,542,298
Kinder Morgan Inc.	2,215,369	80,329,280
Marathon Oil Corp.	2,241,692	89,488,345
Marathon Petroleum Corp.	957,026	74,715,020
Murphy Oil Corp.	558,961	37,159,727
Newfield Exploration Co.[a,b]	452,993	20,022,291
Noble Energy Inc.	1,191,178	92,268,648
Occidental Petroleum Corp.	2,604,822	267,332,882
ONEOK Inc.	689,143	46,916,855
Peabody Energy Corp.	901,455	14,738,789
Phillips 66	1,876,158	150,899,388
Pioneer Natural Resources Co.	474,300	108,998,883
QEP Resources Inc.	598,274	20,640,453
Range Resources Corp.	559,183	48,620,962
Southwestern Energy Co.[a,b]	1,170,713	53,255,734
Spectra Energy Corp.	2,223,806	94,467,279
Tesoro Corp.	428,069	25,114,808
Valero Energy Corp.	1,769,339	88,643,884
Williams Companies Inc. (The)	2,448,643	142,535,509

		5,025,148,022

PAPER & FOREST PRODUCTS — 0.13%
International Paper Co.	1,436,340	72,492,080

		72,492,080

PERSONAL PRODUCTS — 0.14%
Avon Products Inc.	1,443,451	21,088,819
Estee Lauder Companies Inc. (The) Class A	837,719	62,209,013

		83,297,832

PHARMACEUTICALS — 6.11%
AbbVie Inc.	5,272,107	297,557,719
Actavis PLC[a]	614,225	137,002,886
Allergan Inc.	986,603	166,952,960
Bristol-Myers Squibb Co.	5,494,624	266,544,210
Eli Lilly and Co.	3,266,314	203,066,741
Forest Laboratories Inc.[a]	795,386	78,743,214
Hospira Inc.[a,b]	553,432	28,429,802
Johnson & Johnson	9,380,229	981,359,558
Merck & Co. Inc.	9,689,528	560,539,195

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2014

Security	Shares	Value

Mylan Inc.[a]	1,239,212	$63,893,771
Perrigo Co. PLC	443,647	64,665,987
Pfizer Inc.	21,149,475	627,716,418
Zoetis Inc.	1,661,283	53,609,602

		3,530,082,063

PROFESSIONAL SERVICES — 0.20%
Dun & Bradstreet Corp. (The)	122,987	13,553,168
Equifax Inc.	404,082	29,312,108
Nielsen NV	1,005,083	48,656,068
Robert Half International Inc.	456,785	21,806,916

		113,328,260

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.18%
American Tower Corp.	1,312,171	118,069,147
Apartment Investment and Management Co. Class Ab	485,409	15,664,148
AvalonBay Communities Inc.[b]	403,969	57,440,352
Boston Properties Inc.	507,458	59,971,386
Crown Castle International Corp.	1,106,772	82,188,889
Equity Residential[b]	1,113,654	70,160,202
Essex Property Trust Inc.[b]	207,157	38,305,401
General Growth Properties Inc.	1,728,175	40,715,803
HCP Inc.	1,519,279	62,867,765
Health Care REIT Inc.[b]	1,012,825	63,473,743
Host Hotels & Resorts Inc.[b]	2,509,850	55,241,798
Kimco Realty Corp.[b]	1,359,941	31,251,444
Macerich Co. (The)[b]	465,968	31,103,364
Plum Creek Timber Co. Inc.[b]	586,167	26,436,132
Prologis Inc.	1,656,852	68,080,049
Public Storage[b]	480,561	82,344,127
Simon Property Group Inc.	1,030,039	171,274,885
Ventas Inc.	968,160	62,059,056
Vornado Realty Trust[b]	577,925	61,681,935
Weyerhaeuser Co.[b]	1,940,600	64,214,454

		1,262,544,080

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa,b	923,451	29,587,370

		29,587,370

ROAD & RAIL — 0.97%
CSX Corp.	3,330,175	102,602,692
Kansas City Southern Industries Inc.	365,627	39,308,559
Norfolk Southern Corp.	1,026,694	105,780,283
Ryder System Inc.	176,715	15,566,824
Union Pacific Corp.	3,003,388	299,587,953

		562,846,311

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.33%
Altera Corp.	1,037,978	36,080,115
Analog Devices Inc.	1,041,634	56,321,150
Applied Materials Inc.	4,036,565	91,024,541
Avago Technologies Ltd.	834,644	60,152,793
Broadcom Corp. Class A	1,842,734	68,402,286
First Solar Inc.[a,b]	236,193	16,783,875
Intel Corp.	16,505,228	510,011,545
KLA-Tencor Corp.	549,584	39,921,782
Lam Research Corp.	537,160	36,301,273

Security	Shares	Value

Linear Technology Corp.	783,853	$36,895,961
Microchip Technology Inc.[b]	663,430	32,382,018
Micron Technology Inc.[a]	3,549,058	116,941,461
NVIDIA Corp.	1,848,531	34,271,765
Texas Instruments Inc.	3,578,774	171,029,609
Xilinx Inc.	890,939	42,150,324

		1,348,670,498

SOFTWARE — 3.51%
Adobe Systems Inc.[a,b]	1,534,798	111,057,983
Autodesk Inc.[a,b]	755,301	42,583,871
CA Inc.	1,056,164	30,354,153
Citrix Systems Inc.[a,b]	542,886	33,957,519
Electronic Arts Inc.[a]	1,042,332	37,388,449
Intuit Inc.	941,304	75,803,211
Microsoft Corp.	24,923,466	1,039,308,532
Oracle Corp.	11,383,713	461,381,888
Red Hat Inc.[a,b]	627,285	34,670,042
Salesforce.com Inc.[a,b]	1,872,980	108,782,679
Symantec Corp.	2,293,528	52,521,791

		2,027,810,118

SPECIALTY RETAIL — 1.98%
AutoNation Inc.[a,b]	210,249	12,547,660
AutoZone Inc.[a]	110,169	59,077,025
Bed Bath & Beyond Inc.[a,b]	676,261	38,803,856
Best Buy Co. Inc.	911,991	28,280,841
CarMax Inc.[a,b]	730,549	37,995,854
GameStop Corp. Class Ab	380,737	15,408,426
Gap Inc. (The)	861,578	35,815,798
Home Depot Inc. (The)	4,536,122	367,244,437
L Brands Inc.	813,029	47,692,281
Lowe’s Companies Inc.	3,306,777	158,692,228
O’Reilly Automotive Inc.[a,b]	351,737	52,971,592
PetSmart Inc.[b]	329,654	19,713,309
Ross Stores Inc.	704,294	46,574,962
Staples Inc.	2,143,573	23,236,331
Tiffany & Co.	367,710	36,862,928
TJX Companies Inc. (The)	2,322,019	123,415,310
Tractor Supply Co.	458,573	27,697,809
Urban Outfitters Inc.[a,b]	338,732	11,469,466

		1,143,500,113

TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Coach Inc.	908,080	31,047,255
Fossil Group Inc.[a,b]	158,256	16,540,917
Michael Kors Holdings Ltd.[a,b]	596,099	52,844,176
Nike Inc. Class B	2,445,759	189,668,611
PVH Corp.	272,493	31,772,684
Ralph Lauren Corp.	193,925	31,161,808
Under Armour Inc. Class Aa,b	536,440	31,912,816
VF Corp.	1,141,467	71,912,421

		456,860,688

THRIFTS & MORTGAGE FINANCE — 0.05%
Hudson City Bancorp Inc.	1,581,067	15,541,889
People’s United Financial Inc.	1,030,509	15,632,821

		31,174,710

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2014

Security	Shares	Value

TOBACCO — 1.47%
Altria Group Inc.	6,586,416	$276,234,287
Lorillard Inc.	1,202,084	73,291,061
Philip Morris International Inc.	5,215,086	439,683,901
Reynolds American Inc.	1,031,722	62,264,423

		851,473,672

TRADING COMPANIES & DISTRIBUTORS — 0.17%
Fastenal Co.[b]	905,156	44,796,170
W.W. Grainger Inc.	201,948	51,349,318

		96,145,488

TOTAL COMMON STOCKS
(Cost: $49,465,716,067)		57,750, 612,466

SHORT-TERM INVESTMENTS — 1.22%

MONEY MARKET FUNDS — 1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	625,308,673	625,308,673
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	38,442,658	38,442,658
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	41,385,000	41,385,000

		705,136,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $705,136,331)		705,136,331

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $50,170,852,398)		58,455,748,797

SHORT POSITIONS[f] — (0.00)%

COMMON STOCKS — (0.00)%

ENERGY EQUIPMENT & SERVICES — (0.00)%
Seventy Seven Energy Inc.[a]	(119,838)	(2,822,185)

		(2,822,185)

TOTAL SHORT POSITIONS
(Proceeds: $2,822,622)		(2,822,185)
Other Assets, Less Liabilities — (1.13)%		(651,979,468)

NET ASSETS — 100.00%		$57,800,947,144

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
704	E-mini S&P 500 (Sep. 2014)	Chicago Mercantile	$68,724,480	$705,284

See accompanying notes to schedules of investments.

15

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.76%
Alliant Techsystems Inc.	459,266	$61,504,903
B/E Aerospace Inc.[a,b]	1,424,990	131,797,325
Esterline Technologies Corp.[a,b]	461,851	53,168,287
Exelis Inc.	2,727,365	46,310,658
Huntington Ingalls Industries Inc.	706,768	66,853,185
Triumph Group Inc.	751,668	52,481,460

		412,115,818
AIRLINES — 0.56%
Alaska Air Group Inc.	991,209	94,214,415
JetBlue Airways Corp.[a,b]	3,304,982	35,859,055

		130,073,470
AUTO COMPONENTS — 0.26%
Gentex Corp.	2,102,544	61,163,005

		61,163,005
AUTOMOBILES — 0.16%
Thor Industries Inc.	646,697	36,777,658

		36,777,658
BIOTECHNOLOGY — 0.56%
Cubist Pharmaceuticals Inc.[a,b]	1,084,935	75,750,162
United Therapeutics Corp.[a,b]	636,299	56,306,098

		132,056,260
BUILDING PRODUCTS — 0.89%
A.O. Smith Corp.	1,097,134	54,395,904
Fortune Brands Home & Security Inc.	2,391,395	95,488,402
Lennox International Inc.	652,208	58,418,271

		208,302,577
CAPITAL MARKETS — 1.58%
Affiliated Managers Group Inc.[a]	1,928	396,011
Eaton Vance Corp. NVS	1,740,955	65,790,690
Federated Investors Inc. Class B	1,364,766	42,198,565
Greenhill & Co. Inc.	928	45,704
Janus Capital Group Inc.[b]	2,166,965	27,043,723
Raymond James Financial Inc.	1,787,444	90,677,034
SEI Investments Co.	2,048,373	67,125,183
Waddell & Reed Financial Inc. Class A	1,226,602	76,773,019

		370,049,929
CHEMICALS — 3.23%
Albemarle Corp.	1,146,098	81,946,007
Ashland Inc.	1,043,428	113,462,361
Cabot Corp.	862,921	50,040,789
Cytec Industries Inc.	516,555	54,455,228
Minerals Technologies Inc.	496,270	32,545,386

Security	Shares	Value

NewMarket Corp.[b]	159,527	$62,552,132
Olin Corp.[b]	1,136,815	30,603,060
PolyOne Corp.	1,357,028	57,185,160
Rayonier Advanced Materials Inc.	606,545	23,503,606
RPM International Inc.	1,919,994	88,665,323
Scotts Miracle-Gro Co. (The) Class A	626,541	35,625,121
Sensient Technologies Corp.	712,487	39,699,776
Valspar Corp. (The)	1,120,408	85,363,885

		755,647,834
COMMERCIAL BANKS — 4.85%
Associated Banc-Corp.	2,297,127	41,532,056
BancorpSouth Inc.	1,216,615	29,892,231
Bank of Hawaii Corp.	639,892	37,555,262
Cathay General Bancorp	1,073,659	27,442,724
City National Corp.	689,324	52,223,186
Commerce Bancshares Inc.	1,166,349	54,235,229
Cullen/Frost Bankers Inc.	764,182	60,691,334
East West Bancorp Inc.	2,069,456	72,410,265
First Horizon National Corp.	3,405,879	40,393,725
First Niagara Financial Group Inc.	5,114,942	44,704,593
FirstMerit Corp.	2,388,009	47,163,178
Fulton Financial Corp.	2,720,402	33,705,781
Hancock Holding Co.	1,183,820	41,812,522
International Bancshares Corp.	824,706	22,267,062
PacWest Bancorp	1,254,345	54,150,074
Prosperity Bancshares Inc.	864,487	54,116,886
Signature Bank[a]	720,302	90,887,706
SVB Financial Group[a]	717,279	83,649,077
Synovus Financial Corp.	2,002,256	48,815,001
TCF Financial Corp.	2,404,021	39,353,824
Trustmark Corp.	972,885	24,020,531
Umpqua Holdings Corp.	2,467,645	44,220,198
Valley National Bancorp[b]	2,898,143	28,720,597
Webster Financial Corp.	1,301,120	41,037,325
Westamerica Bancorp[b]	383,011	20,023,815

		1,135,024,182
COMMERCIAL SERVICES & SUPPLIES — 1.84%
Civeo Corp.[a,b]	1,528,399	38,255,827
Clean Harbors Inc.[a,b]	797,899	51,265,011
Copart Inc.[a,b]	1,615,789	58,103,772
Deluxe Corp.	721,104	42,242,272
Herman Miller Inc.	855,056	25,856,893
HNI Corp.	653,617	25,562,961
MSA Safety Inc.	460,099	26,446,491
R.R. Donnelley & Sons Co.	2,883,512	48,904,364
Rollins Inc.	931,596	27,947,880
Waste Connections Inc.	1,787,688	86,792,252

		431,377,723
COMMUNICATIONS EQUIPMENT — 1.20%
ADTRAN Inc.	820,838	18,518,105
ARRIS Group Inc.[a]	1,723,146	56,053,939
Ciena Corp.[a,b]	1,515,878	32,833,918
InterDigital Inc.	581,879	27,813,816
JDS Uniphase Corp.[a,b]	3,393,713	42,319,601
Plantronics Inc.	612,352	29,423,514
Polycom Inc.[a]	1,991,224	24,950,037
Riverbed Technology Inc.[a]	2,310,402	47,663,593

		279,576,523

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 1.09%
3D Systems Corp.[a,b]	1,474,986	$88,204,163
Diebold Inc.	930,685	37,385,616
Lexmark International Inc. Class A	899,523	43,321,028
NCR Corp.[a]	2,418,318	84,858,779

		253,769,586
CONSTRUCTION & ENGINEERING — 0.69%
AECOM Technology Corp.[a]	1,428,442	45,995,832
Granite Construction Inc.	528,317	19,008,846
KBR Inc.	2,120,963	50,584,968
URS Corp.	993,772	45,564,446

		161,154,092
CONSTRUCTION MATERIALS — 0.67%
Eagle Materials Inc.	721,422	68,015,666
Martin Marietta Materials Inc.[b]	665,919	87,934,604

		155,950,270
CONSUMER FINANCE — 0.22%
SLM Corp.	6,093,107	50,633,719

		50,633,719
CONTAINERS & PACKAGING — 1.69%
AptarGroup Inc.	942,224	63,138,430
Greif Inc. Class A	440,646	24,041,646
Packaging Corp. of America	1,418,008	101,373,392
Rock-Tenn Co. Class A	1,033,318	109,108,048
Silgan Holdings Inc.	631,023	32,068,589
Sonoco Products Co.	1,470,893	64,616,329

		394,346,434
DISTRIBUTORS — 0.50%
LKQ Corp.[a]	4,346,825	116,016,759

		116,016,759
DIVERSIFIED CONSUMER SERVICES — 0.79%
Apollo Education Group Inc.[a,b]	1,430,131	44,691,594
DeVry Education Group Inc.[b]	823,762	34,878,083
Service Corp. International	3,078,028	63,776,740
Sotheby’s	996,910	41,860,251

		185,206,668
DIVERSIFIED FINANCIAL SERVICES — 0.59%
CBOE Holdings Inc.	1,239,676	61,004,456
MSCI Inc. Class Aa,b	1,680,020	77,028,917

		138,033,373

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.34%
tw telecom Inc.[a]	1,989,547	$80,198,640

		80,198,640
ELECTRIC UTILITIES — 1.74%
Cleco Corp.	868,525	51,199,549
Great Plains Energy Inc.	2,216,680	59,562,192
Hawaiian Electric Industries Inc.[b]	1,466,718	37,137,300
IDACORP Inc.	728,046	42,102,900
OGE Energy Corp.	2,868,660	112,107,233
PNM Resources Inc.	1,149,047	33,701,548
Westar Energy Inc.[b]	1,859,812	71,026,220

		406,836,942
ELECTRICAL EQUIPMENT — 0.99%
Acuity Brands Inc.	622,644	86,080,533
Hubbell Inc. Class B	774,951	95,435,216
Regal Beloit Corp.	649,270	51,006,651

		232,522,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.06%
Arrow Electronics Inc.[a,b]	1,437,340	86,829,709
Avnet Inc.	1,994,276	88,366,370
Belden Inc.	625,919	48,921,829
FEI Co.	609,491	55,299,118
Ingram Micro Inc. Class Aa,b	2,240,121	65,433,934
Itron Inc.[a,b]	569,007	23,073,234
Knowles Corp.[a,b]	1,227,531	37,734,303
National Instruments Corp.	1,416,589	45,883,318
Tech Data Corp.[a,b]	550,292	34,404,256
Trimble Navigation Ltd.[a]	3,757,249	138,830,351
Vishay Intertechnology Inc.[b]	1,958,096	30,330,907
Zebra Technologies Corp. Class Aa	727,238	59,866,232

		714,973,561
ENERGY EQUIPMENT & SERVICES — 2.86%
Atwood Oceanics Inc.[a,b]	836,662	43,908,022
CARBO Ceramics Inc.[b]	285,837	44,053,198
Dresser-Rand Group Inc.[a]	1,101,975	70,228,867
Dril-Quip Inc.[a]	586,509	64,070,243
Helix Energy Solutions Group Inc.[a,b]	1,412,119	37,152,851
Oceaneering International Inc.	1,555,482	121,529,809
Oil States International Inc.[a]	764,559	49,000,586
Patterson-UTI Energy Inc.	2,081,855	72,740,014
Superior Energy Services Inc.	2,259,123	81,644,705
Tidewater Inc.	716,517	40,232,430
Unit Corp.[a]	637,822	43,901,288

		668,462,013
FOOD & STAPLES RETAILING — 0.30%
SUPERVALU Inc.[a,b]	2,853,320	23,454,290
United Natural Foods Inc.[a,b]	715,444	46,575,405

		70,029,695

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2014

Security	Shares	Value

FOOD PRODUCTS — 2.06%
Dean Foods Co.	1,357,866	$23,884,863
Flowers Foods Inc.	2,539,144	53,525,156
Hain Celestial Group Inc.[a,b]	722,870	64,147,484
Hillshire Brands Co. (The)	1,767,322	110,104,161
Ingredion Inc.	1,074,064	80,597,763
Lancaster Colony Corp.	280,483	26,690,762
Post Holdings Inc.[a,b]	635,017	32,328,715
Tootsie Roll Industries Inc.[b]	301,944	8,889,231
WhiteWave Foods Co. (The) Class Aa	2,508,276	81,192,894

		481,361,029
GAS UTILITIES — 1.62%
Atmos Energy Corp.	1,443,097	77,061,380
National Fuel Gas Co.	1,209,170	94,678,011
ONE GAS Inc.	754,172	28,469,993
Questar Corp.	2,521,775	62,540,020
UGI Corp.	1,658,354	83,746,877
WGL Holdings Inc.	751,392	32,384,995

		378,881,276
HEALTH CARE EQUIPMENT & SUPPLIES — 2.95%
Align Technology Inc.[a]	1,037,169	58,122,951
Cooper Companies Inc. (The)	690,549	93,590,106
Hill-Rom Holdings Inc.	823,933	34,201,459
Hologic Inc.[a,b]	3,980,852	100,914,598
IDEXX Laboratories Inc.[a,b]	738,415	98,630,091
ResMed Inc.[b]	2,020,124	102,278,878
Sirona Dental Systems Inc.[a,b]	797,556	65,766,468
Steris Corp.	853,984	45,671,064
Teleflex Inc.	597,407	63,086,179
Thoratec Corp.[a,b]	819,223	28,558,114

		690,819,908
HEALTH CARE PROVIDERS & SERVICES — 3.12%
Community Health Systems Inc.[a]	1,659,634	75,297,595
Health Net Inc.[a,b]	1,155,261	47,989,542
Henry Schein Inc.[a,b]	1,229,381	145,890,643
LifePoint Hospitals Inc.[a]	643,341	39,951,476
MEDNAX Inc.[a,b]	1,433,728	83,371,283
Omnicare Inc.	1,425,010	94,862,916
Owens & Minor Inc.	910,784	30,948,440
Universal Health Services Inc. Class B	1,294,807	123,990,719
VCA Inc.[a,b]	1,271,724	44,624,795
WellCare Health Plans Inc.[a]	572,615	42,751,436

		729,678,845
HEALTH CARE TECHNOLOGY — 0.27%
Allscripts Healthcare Solutions Inc.[a]	2,300,522	36,923,378
HMS Holdings Corp.[a,b]	1,269,234	25,905,066

		62,828,444
HOTELS, RESTAURANTS & LEISURE — 1.53%
Bally Technologies Inc.[a,b]	567,740	37,311,873
Brinker International Inc.	935,876	45,530,367
Cheesecake Factory Inc. (The)	661,374	30,700,981

Security	Shares	Value

Domino’s Pizza Inc.	802,061	$58,622,638
International Game Technology	3,567,217	56,754,422
International Speedway Corp. Class A	401,249	13,353,567
Life Time Fitness Inc.[a,b]	545,996	26,611,845
Panera Bread Co. Class Aa,b	376,173	56,362,001
Wendy’s Co. (The)	3,811,294	32,510,338

		357,758,032
HOUSEHOLD DURABLES — 1.75%
Jarden Corp.[a]	1,727,171	102,507,599
KB Home	1,286,972	24,040,637
M.D.C. Holdings Inc.	563,712	17,074,836
NVR Inc.[a,b]	58,666	67,501,100
Tempur Sealy International Inc.[a,b]	878,676	52,456,957
Toll Brothers Inc.[a,b]	2,305,565	85,075,348
Tupperware Brands Corp.	726,918	60,843,037

		409,499,514
HOUSEHOLD PRODUCTS — 1.05%
Church & Dwight Co. Inc.	1,957,461	136,924,397
Energizer Holdings Inc.	887,899	108,350,315

		245,274,712
INDUSTRIAL CONGLOMERATES — 0.34%
Carlisle Companies Inc.	923,289	79,975,293

		79,975,293
INSURANCE — 4.70%
Alleghany Corp.[a]	237,004	103,836,193
American Financial Group Inc.	1,034,224	61,598,381
Arthur J. Gallagher & Co.	2,263,156	105,463,070
Aspen Insurance Holdings Ltd.	943,959	42,874,618
Brown & Brown Inc.	1,713,495	52,621,431
Everest Re Group Ltd.	663,757	106,526,361
Fidelity National Financial Inc. Class A	9,664	316,593
First American Financial Corp.	1,542,712	42,871,966
Hanover Insurance Group Inc. (The)	635,351	40,122,416
HCC Insurance Holdings Inc.	1,441,727	70,558,119
Kemper Corp.	736,369	27,142,561
Mercury General Corp.	411,376	19,351,127
Old Republic International Corp.	3,493,060	57,775,212
Primerica Inc.	783,671	37,498,657
Protective Life Corp.	1,136,309	78,780,303
Reinsurance Group of America Inc.	996,355	78,612,410
RenaissanceRe Holdings Ltd.[b]	584,607	62,552,949
StanCorp Financial Group Inc.	629,606	40,294,784
W.R. Berkley Corp.	1,491,300	69,062,103

		1,097,859,254
INTERNET & CATALOG RETAIL — 0.12%
HSN Inc.	483,881	28,665,110

		28,665,110
INTERNET SOFTWARE & SERVICES — 1.18%
AOL Inc.[a]	1,152,043	45,839,791
Conversant Inc.[a,b]	908,400	23,073,360
Equinix Inc.[a,b]	717,522	150,744,197
Rackspace Hosting Inc.[a,b]	1,681,916	56,613,293

		276,270,641

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2014

Security	Shares	Value

IT SERVICES — 2.79%
Acxiom Corp.[a,b]	1,111,313	$24,104,379
Broadridge Financial Solutions Inc.	1,737,143	72,334,634
Convergys Corp.	1,468,440	31,483,354
CoreLogic Inc.[a]	1,322,763	40,159,085
DST Systems Inc.	503,969	46,450,823
Gartner Inc.[a]	1,301,690	91,795,179
Global Payments Inc.	1,035,817	75,459,268
Jack Henry & Associates Inc.	1,219,473	72,473,280
Leidos Holdings Inc.	916,135	35,124,616
NeuStar Inc. Class Aa,b	744,261	19,365,671
Science Applications International Corp.	586,829	25,914,369
VeriFone Systems Inc.[a]	1,613,300	59,288,775
WEX Inc.[a]	558,714	58,648,208

		652,601,641
LEISURE EQUIPMENT & PRODUCTS — 0.77%
Brunswick Corp.	1,339,635	56,438,823
Polaris Industries Inc.	948,785	123,569,758

		180,008,581
LIFE SCIENCES TOOLS & SERVICES — 1.26%
Bio-Rad Laboratories Inc. Class Aa	290,618	34,789,881
Charles River Laboratories International Inc.[a,b]	698,727	37,395,869
Covance Inc.[a,b]	826,480	70,730,158
Mettler-Toledo International Inc.[a,b]	420,634	106,496,116
TECHNE Corp.	479,100	44,350,287

		293,762,311
MACHINERY — 5.56%
AGCO Corp.	1,258,899	70,775,302
CLARCOR Inc.	726,938	44,961,115
Crane Co.	714,053	53,096,981
Donaldson Co. Inc.	1,897,153	80,287,515
Graco Inc.	874,120	68,251,289
Harsco Corp.	1,170,322	31,165,675
IDEX Corp.	1,160,081	93,664,940
ITT Corp.	1,323,779	63,673,770
Kennametal Inc.	1,130,889	52,337,543
Lincoln Electric Holdings Inc.	1,160,166	81,072,400
Nordson Corp.	862,994	69,203,489
Oshkosh Corp.	1,222,592	67,890,534
SPX Corp.	631,876	68,375,302
Terex Corp.	1,590,608	65,373,989
Timken Co. (The)	1,105,548	75,000,376
Trinity Industries Inc.	2,232,006	97,583,302
Valmont Industries Inc.[b]	387,302	58,850,539
Wabtec Corp.	1,389,329	114,744,682
Woodward Inc.	850,187	42,662,384

		1,298,971,127
MARINE — 0.41%
Kirby Corp.[a]	821,021	96,174,400

		96,174,400

Security	Shares	Value

MEDIA — 1.56%
AMC Networks Inc. Class Aa,b	851,881	$52,382,163
Cinemark Holdings Inc.	1,499,506	53,022,532
DreamWorks Animation SKG Inc. Class Aa,b	1,043,154	24,263,762
John Wiley & Sons Inc. Class A	675,385	40,921,577
Lamar Advertising Co. Class A	944,624	50,065,072
Live Nation Entertainment Inc.[a]	2,055,336	50,746,246
Meredith Corp.	536,871	25,963,081
New York Times Co. (The) Class Ab	1,826,798	27,785,598
Time Inc.[a]	1,611,949	39,041,405

		364,191,436
METALS & MINING — 1.72%
Carpenter Technology Corp.	766,080	48,454,560
Cliffs Natural Resources Inc.[b]	2,209,782	33,257,219
Commercial Metals Co.	1,702,342	29,467,540
Compass Minerals International Inc.	482,987	46,241,175
Reliance Steel & Aluminum Co.	1,118,566	82,449,500
Royal Gold Inc.	937,087	71,331,063
Steel Dynamics Inc.	3,223,140	57,855,363
Worthington Industries Inc.	749,347	32,251,895

		401,308,315
MULTI-UTILITIES — 1.22%
Alliant Energy Corp.	1,596,477	97,161,590
Black Hills Corp.	644,289	39,552,902
MDU Resources Group Inc.	2,760,604	96,897,200
Vectren Corp.	1,190,532	50,597,610

		284,209,302
MULTILINE RETAIL — 0.31%
Big Lots Inc.[a,b]	798,939	36,511,512
J.C. Penney Co. Inc.[a,b]	3,990,312	36,112,324

		72,623,836
OIL, GAS & CONSUMABLE FUELS — 2.42%
Bill Barrett Corp.[a,b]	710,406	19,024,673
Energen Corp.	1,049,628	93,290,937
Gulfport Energy Corp.[a,b]	1,232,166	77,380,025
HollyFrontier Corp.	2,861,682	125,026,886
Rosetta Resources Inc.[a,b]	884,031	48,489,100
SM Energy Co.	966,381	81,272,642
World Fuel Services Corp.[b]	1,038,388	51,119,841
WPX Energy Inc.[a,b]	2,910,890	69,599,380

		565,203,484
PAPER & FOREST PRODUCTS — 0.30%
Domtar Corp.	946,968	40,577,579
Louisiana-Pacific Corp.[a]	2,038,302	30,615,296

		71,192,875
PHARMACEUTICALS — 1.37%
Endo International PLC[a]	2,017,495	141,265,000
Mallinckrodt PLC[a,b]	842,025	67,378,841
Salix Pharmaceuticals Ltd.[a,b]	913,032	112,622,497

		321,266,338

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 1.06%
Corporate Executive Board Co. (The)	489,610	$33,401,194
FTI Consulting Inc.[a,b]	588,337	22,250,905
Manpowergroup Inc.	1,145,863	97,226,476
Towers Watson & Co. Class A	920,613	95,955,493

		248,834,068
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.90%
Alexandria Real Estate Equities Inc.	1,032,557	80,167,725
American Campus Communities Inc.	1,511,985	57,818,306
BioMed Realty Trust Inc.[b]	2,775,536	60,589,951
Camden Property Trust[b]	1,232,312	87,678,999
Corporate Office Properties Trust[b]	1,261,245	35,075,223
Corrections Corp. of America	1,680,628	55,208,630
Duke Realty Corp.[b]	4,746,217	86,191,301
Equity One Inc.	912,513	21,526,182
Extra Space Storage Inc.[b]	1,586,678	84,490,603
Federal Realty Investment Trust[b]	968,201	117,074,865
Highwoods Properties Inc.[b]	1,302,331	54,632,785
Home Properties Inc.[b]	823,554	52,674,514
Hospitality Properties Trust	2,158,659	65,623,234
Kilroy Realty Corp.	1,186,556	73,898,708
LaSalle Hotel Properties	1,493,825	52,717,084
Liberty Property Trust[b]	2,127,076	80,679,993
Mack-Cali Realty Corp.[b]	1,277,427	27,439,132
Mid-America Apartment Communities Inc.[b]	1,080,415	78,924,316
National Retail Properties Inc.[b]	1,772,963	65,936,494
Omega Healthcare Investors Inc.[b]	1,814,079	66,866,952
Potlatch Corp.	585,970	24,259,158
Rayonier Inc.	1,819,634	64,687,989
Realty Income Corp.[b]	3,189,232	141,665,685
Regency Centers Corp.[b]	1,330,014	74,055,180
Senior Housing Properties Trust	2,934,672	71,283,183
SL Green Realty Corp.[b]	1,241,615	135,845,097
Taubman Centers Inc.	911,919	69,132,579
UDR Inc.	3,619,376	103,622,735
Washington Prime Group Inc.[a]	2,066,248	38,721,488
Weingarten Realty Investors[b]	1,624,235	53,339,877

		2,081,827,968
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
Alexander & Baldwin Inc.	619,113	25,662,234
Jones Lang LaSalle Inc.	641,640	81,096,879

		106,759,113
ROAD & RAIL — 1.45%
Con-way Inc.	824,053	41,540,512
Genesee & Wyoming Inc. Class Aa,b	736,126	77,293,230
J.B. Hunt Transport Services Inc.	1,316,373	97,122,000
Landstar System Inc.	647,573	41,444,672
Old Dominion Freight Line Inc.[a]	1,006,393	64,087,106
Werner Enterprises Inc.	655,641	17,381,043

		338,868,563

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.90%
Advanced Micro Devices Inc.[a,b]	9,357,464	$39,207,774
Atmel Corp.[a,b]	6,068,435	56,861,236
Cree Inc.[a,b]	1,757,121	87,768,194
Cypress Semiconductor Corp.[a]	2,096,300	22,870,633
Fairchild Semiconductor International Inc.[a,b]	1,798,070	28,049,892
Integrated Device Technology Inc.[a]	1,964,753	30,375,081
International Rectifier Corp.[a,b]	1,031,469	28,777,985
Intersil Corp. Class A	1,864,468	27,873,797
RF Micro Devices Inc.[a]	4,112,087	39,434,914
Semtech Corp.[a]	976,777	25,542,719
Silicon Laboratories Inc.[a]	573,558	28,247,732
Skyworks Solutions Inc.	2,730,791	128,237,945
SunEdison Inc.[a,b]	3,550,009	80,230,203
Teradyne Inc.[b]	2,803,302	54,944,719

		678,422,824
SOFTWARE — 4.25%
ACI Worldwide Inc.[a,b]	548,942	30,647,432
Advent Software Inc.	586,339	19,097,061
ANSYS Inc.[a]	1,336,530	101,335,705
Cadence Design Systems Inc.[a,b]	4,176,980	73,055,380
CommVault Systems Inc.[a,b]	641,655	31,550,176
Compuware Corp.	3,166,954	31,637,871
Concur Technologies Inc.[a,b]	689,247	64,334,315
FactSet Research Systems Inc.	567,855	68,301,599
Fair Isaac Corp.	493,328	31,454,593
Fortinet Inc.[a,b]	1,977,504	49,694,676
Informatica Corp.[a,b]	1,582,849	56,428,567
Mentor Graphics Corp.	1,400,600	30,210,942
MICROS Systems Inc.[a]	1,079,046	73,267,223
PTC Inc.[a,b]	1,707,023	66,232,492
Rovi Corp.[a,b]	1,363,562	32,670,946
SolarWinds Inc.[a]	948,644	36,674,577
Solera Holdings Inc.	992,119	66,620,791
Synopsys Inc.[a]	2,229,455	86,547,443
TIBCO Software Inc.[a]	2,202,281	44,420,008

		994,181,797
SPECIALTY RETAIL — 4.01%
Aaron’s Inc.	1,043,217	37,180,254
Abercrombie & Fitch Co. Class Ab	1,048,741	45,358,048
Advance Auto Parts Inc.	1,050,707	141,761,388
American Eagle Outfitters Inc.[b]	2,467,057	27,680,380
ANN INC.[a]	676,465	27,829,770
Ascena Retail Group Inc.[a,b]	1,874,823	32,059,473
Cabela’s Inc.[a,b]	677,243	42,259,963
Chico’s FAS Inc.	2,206,957	37,429,991
CST Brands Inc.	1,093,147	37,713,572
Dick’s Sporting Goods Inc.	1,432,090	66,678,110
Foot Locker Inc.	2,099,184	106,470,613
Guess? Inc.	858,843	23,188,761
Murphy USA Inc.[a,b]	643,794	31,475,089
Office Depot Inc.[a,b]	7,014,246	39,911,060
Rent-A-Center Inc.[b]	766,976	21,996,872
Signet Jewelers Ltd.	1,155,194	127,752,904
Williams-Sonoma Inc.	1,262,903	90,651,177

		937,397,425

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.31%
Carter’s Inc.	773,301	$53,303,638
Deckers Outdoor Corp.[a,b]	500,847	43,238,122
Hanesbrands Inc.	1,434,114	141,174,182
Kate Spade & Co.[a,b]	1,821,581	69,475,099

		307,191,041
THRIFTS & MORTGAGE FINANCE — 0.65%
Astoria Financial Corp.	1,216,871	16,366,915
New York Community Bancorp Inc.[b]	6,370,600	101,802,188
Washington Federal Inc.	1,458,771	32,720,233

		150,889,336
TOBACCO — 0.07%
Universal Corp.	304,336	16,844,998

		16,844,998
TRADING COMPANIES & DISTRIBUTORS — 1.51%
GATX Corp.	662,440	44,343,734
MSC Industrial Direct Co. Inc. Class A	681,715	65,199,222
NOW Inc.[a,b]	1,547,392	56,031,064
United Rentals Inc.[a,b]	1,400,863	146,712,382
Watsco Inc.	392,597	40,343,268

		352,629,670
WATER UTILITIES — 0.29%
Aqua America Inc.	2,549,983	66,860,554

		66,860,554
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Telephone & Data Systems Inc.	1,430,253	37,343,906

		37,343,906

TOTAL COMMON STOCKS (Cost: $19,499,139,011)		23,338,736,098

SHORT-TERM INVESTMENTS — 7.59%

MONEY MARKET FUNDS — 7.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,653,176,551	1,653,176,551
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	101,633,805	101,633,805

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	20,729,225	$20,729,225

		1,775,539,581

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,775,539,581)		1,775,539,581

TOTAL INVESTMENTS IN SECURITIES — 107.41% (Cost: $21,274,678,592)		25,114,275,679
Other Assets, Less Liabilities — (7.41)%		(1,732,499,901)

NET ASSETS — 100.00%		$23,381,775,778

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of June 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
251	E-mini S&P MidCap 400 (Sep. 2014)	Chicago Mercantile	$35,875,430	$541,149

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.59%
AAR Corp.	787,836	$21,712,760
AeroVironment Inc.[a,b]	392,947	12,495,714
American Science and Engineering Inc.	156,847	10,914,983
Cubic Corp.	417,395	18,578,251
Curtiss-Wright Corp.	960,469	62,968,348
Engility Holdings Inc.[a,b]	349,427	13,369,077
GenCorp Inc.[a,b]	1,161,092	22,176,857
Moog Inc. Class Aa,b	886,721	64,633,094
National Presto Industries Inc.[b]	97,921	7,132,566
Orbital Sciences Corp.[a]	1,206,644	35,656,330
Taser International Inc.[a,b]	1,073,920	14,283,136
Teledyne Technologies Inc.[a,b]	747,947	72,678,010

		356,599,126
AIR FREIGHT & LOGISTICS — 0.74%
Atlas Air Worldwide Holdings Inc.[a,b]	502,409	18,513,771
Forward Air Corp.	622,000	29,762,700
Hub Group Inc. Class Aa,b	694,062	34,980,725
UTi Worldwide Inc.	1,829,520	18,917,237

		102,174,433
AIRLINES — 0.33%
Allegiant Travel Co.	282,000	33,211,140
SkyWest Inc.	1,019,149	12,454,001

		45,665,141
AUTO COMPONENTS — 0.58%
Dorman Products Inc.[a]	603,914	29,785,038
Drew Industries Inc.	442,780	22,143,428
Standard Motor Products Inc.	411,216	18,369,019
Superior Industries International Inc.	462,130	9,529,121

		79,826,606
AUTOMOBILES — 0.10%
Winnebago Industries Inc.[a,b]	543,509	13,685,557

		13,685,557
BEVERAGES — 0.29%
Boston Beer Co. Inc. (The) Class Aa,b	176,716	39,499,560

		39,499,560
BIOTECHNOLOGY — 0.73%
Acorda Therapeutics Inc.[a,b]	829,696	27,969,052
Emergent BioSolutions Inc.[a]	589,912	13,249,423
Ligand Pharmaceuticals Inc. Class Ba,b	412,651	25,704,031
Momenta Pharmaceuticals Inc.[a,b]	923,246	11,152,812
Repligen Corp.[a,b]	605,901	13,808,484
Spectrum Pharmaceuticals Inc.[a]	1,101,836	8,957,927

		100,841,729

Security	Shares	Value

BUILDING PRODUCTS — 0.97%
AAON Inc.	556,294	$18,646,975
American Woodmark Corp.[a]	240,612	7,668,304
Apogee Enterprises Inc.	581,017	20,254,253
Gibraltar Industries Inc.[a,b]	582,562	9,035,537
Griffon Corp.	869,089	10,776,703
PGT Inc.[a]	627,226	5,312,604
Quanex Building Products Corp.	748,747	13,380,109
Simpson Manufacturing Co. Inc.	819,505	29,797,202
Universal Forest Products Inc.	399,625	19,289,899

		134,161,586
CAPITAL MARKETS — 1.99%
Calamos Asset Management Inc. Class A	382,718	5,124,594
Evercore Partners Inc. Class A	694,600	40,036,744
Financial Engines Inc.[b]	1,025,483	46,433,870
FXCM Inc. Class Ab	758,334	11,344,677
Greenhill & Co. Inc.	531,700	26,186,225
HFF Inc. Class A	667,684	24,831,168
Investment Technology Group Inc.[a,b]	717,763	12,115,839
Piper Jaffray Companies Inc.[a,b]	324,573	16,803,144
Stifel Financial Corp.[a,b]	1,213,377	57,453,401
SWS Group Inc.[a,b]	592,503	4,313,422
Virtus Investment Partners Inc.[a,b]	140,437	29,737,535

		274,380,619
CHEMICALS — 2.53%
A. Schulman Inc.	581,079	22,487,757
American Vanguard Corp.	497,597	6,578,232
Balchem Corp.	606,345	32,475,838
Calgon Carbon Corp.[a,b]	1,061,560	23,704,635
Flotek Industries Inc.[a,b]	943,578	30,345,468
FutureFuel Corp.	446,862	7,413,441
H.B. Fuller Co.	998,551	48,030,303
Hawkins Inc.	189,025	7,020,388
Innophos Holdings Inc.	437,343	25,177,836
Intrepid Potash Inc.[a]	1,097,300	18,390,748
Koppers Holdings Inc.	408,559	15,627,382
Kraton Performance Polymers Inc.[a,b]	651,517	14,587,466
LSB Industries Inc.[a,b]	382,607	15,943,234
OM Group Inc.	639,006	20,722,965
Quaker Chemical Corp.	263,158	20,207,903
Stepan Co.	379,792	20,075,805
Tredegar Corp.	501,177	11,732,554
Zep Inc.	462,692	8,171,141

		348,693,096
COMMERCIAL BANKS — 7.07%
Bank of the Ozarks Inc.[b]	1,295,972	43,350,263
Banner Corp.	390,373	15,470,482
BBCN Bancorp Inc.	1,584,573	25,273,939
Boston Private Financial Holdings Inc.	1,592,739	21,406,412
Cardinal Financial Corp.	637,362	11,765,703
City Holding Co.[b]	313,448	14,142,774
Columbia Banking System Inc.	1,048,352	27,582,141
Community Bank System Inc.	810,978	29,357,404
CVB Financial Corp.	1,878,884	30,118,511
F.N.B. Corp.	3,316,391	42,516,133
First Bancorp (Puerto Rico)[a]	1,994,457	10,849,846

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

First Commonwealth Financial Corp.	1,879,078	$17,325,099
First Financial Bancorp	1,148,111	19,758,990
First Financial Bankshares Inc.[b]	1,212,460	38,034,870
First Midwest Bancorp Inc.	1,500,555	25,554,452
Glacier Bancorp Inc.	1,484,374	42,126,534
Hanmi Financial Corp.	633,989	13,364,488
Home Bancshares Inc.	947,925	31,110,899
Independent Bank Corp. (Massachusetts)	475,506	18,249,920
MB Financial Inc.	1,099,156	29,732,170
National Penn Bancshares Inc.	2,218,141	23,467,932
NBT Bancorp Inc.	869,564	20,886,927
Old National Bancorp	2,107,145	30,090,031
Pinnacle Financial Partners Inc.	665,579	26,277,059
PrivateBancorp Inc.	1,333,475	38,750,783
S&T Bancorp Inc.	597,451	14,846,657
Simmons First National Corp. Class A	326,353	12,855,045
Sterling Bancorp	1,570,881	18,850,572
Susquehanna Bancshares Inc.	3,739,894	39,493,281
Taylor Capital Group Inc.[a]	307,212	6,568,193
Texas Capital Bancshares Inc.[a,b]	858,392	46,310,248
Tompkins Financial Corp.	239,556	11,541,808
UMB Financial Corp.	751,718	47,651,404
United Bankshares Inc.	1,252,974	40,508,649
United Community Banks Inc.	777,105	12,721,209
ViewPoint Financial Group	713,362	19,196,571
Wilshire Bancorp Inc.	1,356,155	13,927,712
Wintrust Financial Corp.	927,661	42,672,406

		973,707,517
COMMERCIAL SERVICES & SUPPLIES — 2.29%
ABM Industries Inc.	1,038,294	28,013,172
Brady Corp. Class A	918,405	27,432,757
Brink’s Co. (The)	965,069	27,234,247
G&K Services Inc. Class A	397,016	20,672,623
Healthcare Services Group Inc.	1,400,663	41,235,519
Interface Inc.	1,164,677	21,942,515
Mobile Mini Inc.	819,620	39,251,602
Tetra Tech Inc.	1,293,780	35,578,950
UniFirst Corp.	304,140	32,238,840
United Stationers Inc.	785,153	32,560,295
Viad Corp.	406,607	9,693,511

		315,854,031
COMMUNICATIONS EQUIPMENT — 1.13%
Bel Fuse Inc. Class B	202,585	5,200,357
Black Box Corp.	311,696	7,306,154
CalAmp Corp.[a,b]	674,593	14,611,684
Comtech Telecommunications Corp.	319,185	11,915,176
Digi International Inc.[a]	511,627	4,819,526
Harmonic Inc.[a,b]	1,892,173	14,115,611
Ixia[a,b]	1,123,090	12,836,919
NETGEAR Inc.[a,b]	727,702	25,302,199
Oplink Communications Inc.[a,b]	340,857	5,784,343
Procera Networks Inc.[a,b]	414,711	4,184,434
ViaSat Inc.[a,b]	850,599	49,300,718

		155,377,121
COMPUTERS & PERIPHERALS — 0.58%
Electronics For Imaging Inc.[a,b]	928,565	41,971,138
Intevac Inc.[a]	482,790	3,867,148

Security	Shares	Value

QLogic Corp.[a]	1,740,866	$17,565,338
Super Micro Computer Inc.[a,b]	681,614	17,224,386

		80,628,010
CONSTRUCTION & ENGINEERING — 0.84%
Aegion Corp.[a,b]	758,955	17,660,883
Comfort Systems USA Inc.	752,458	11,888,836
Dycom Industries Inc.[a,b]	677,771	21,221,010
EMCOR Group Inc.	1,341,025	59,715,843
Orion Marine Group Inc.[a]	552,242	5,980,781

		116,467,353
CONSTRUCTION MATERIALS — 0.43%
Headwaters Inc.[a,b]	1,461,281	20,297,193
Texas Industries Inc.[a,b]	427,912	39,521,952

		59,819,145
CONSUMER FINANCE — 1.29%
Cash America International Inc.	560,620	24,908,347
Encore Capital Group Inc.[a,b]	470,917	21,389,050
EZCORP Inc. Class A NVS[a,b]	1,083,786	12,517,728
First Cash Financial Services Inc.[a,b]	577,160	33,238,644
Green Dot Corp. Class Aa,b	619,970	11,767,031
Portfolio Recovery Associates Inc.[a,b]	997,772	59,397,367
World Acceptance Corp.[a,b]	193,323	14,684,815

		177,902,982
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	522,220	10,491,400

		10,491,400
DISTRIBUTORS — 0.39%
Pool Corp.	895,524	50,650,838
VOXX International Corp.[a,b]	401,315	3,776,374

		54,427,212
DIVERSIFIED CONSUMER SERVICES — 0.63%
American Public Education Inc.[a,b]	348,532	11,982,530
Capella Education Co.[b]	217,972	11,855,497
Career Education Corp.[a,b]	1,163,563	5,445,475
ITT Educational Services Inc.[a,b]	366,825	6,122,309
Matthews International Corp. Class A	544,579	22,638,149
Regis Corp.	872,884	12,290,207
Strayer Education Inc.[a]	216,181	11,351,664
Universal Technical Institute Inc.	424,037	5,147,809

		86,833,640
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Interactive Brokers Group Inc. Class A	957,994	22,311,680
MarketAxess Holdings Inc.	751,871	40,646,146

		62,957,826
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.43%
8x8 Inc.[a,b]	1,644,977	13,291,414
Atlantic Tele-Network Inc.	200,684	11,639,672

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

Cbeyond Inc.[a]	573,361	$5,704,942
Cincinnati Bell Inc.[a]	4,168,918	16,383,848
General Communication Inc. Class Aa	623,128	6,904,258
Lumos Networks Corp.	359,881	5,207,478

		59,131,612
ELECTRIC UTILITIES — 1.20%
ALLETE Inc.	768,340	39,454,259
El Paso Electric Co.	806,629	32,434,552
UIL Holdings Corp.	1,126,864	43,620,905
UNS Energy Corp.	831,209	50,213,336

		165,723,052
ELECTRICAL EQUIPMENT — 1.29%
AZZ Inc.	509,444	23,475,179
Encore Wire Corp.	372,663	18,275,394
EnerSys	935,171	64,330,413
Franklin Electric Co. Inc.	779,789	31,448,890
General Cable Corp.	969,622	24,880,500
Powell Industries Inc.	184,402	12,056,203
Vicor Corp.[a,b]	366,212	3,068,857

		177,535,436
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.77%
Agilysys Inc.[a,b]	285,657	4,022,051
Anixter International Inc.	533,929	53,430,275
Badger Meter Inc.	287,945	15,160,304
Benchmark Electronics Inc.[a,b]	1,074,756	27,384,783
Checkpoint Systems Inc.[a,b]	831,222	11,628,796
Cognex Corp.[a]	1,644,298	63,141,043
Coherent Inc.[a]	497,043	32,889,335
CTS Corp.	679,774	12,711,774
Daktronics Inc.	768,080	9,155,514
DTS Inc.[a,b]	340,218	6,263,413
Electro Scientific Industries Inc.	508,405	3,462,238
Fabrinet[a]	586,830	12,088,698
FARO Technologies Inc.[a,b]	344,370	16,915,454
II-VI Inc.[a,b]	1,076,271	15,562,879
Insight Enterprises Inc.[a]	815,732	25,075,602
Littelfuse Inc.	448,695	41,706,200
Measurement Specialties Inc.[a,b]	301,854	25,980,574
Mercury Systems Inc.[a]	668,839	7,584,634
Methode Electronics Inc.	717,452	27,413,841
MTS Systems Corp.	301,276	20,414,462
Newport Corp.[a]	793,822	14,685,707
OSI Systems Inc.[a]	373,563	24,935,330
Park Electrochemical Corp.	418,009	11,792,034
Plexus Corp.[a]	676,205	29,272,914
Rofin-Sinar Technologies Inc.[a,b]	559,096	13,440,668
Rogers Corp.[a]	361,817	24,006,558
Sanmina Corp.[a]	1,640,297	37,365,966
ScanSource Inc.[a]	567,742	21,619,615
SYNNEX Corp.[a,b]	545,569	39,744,702
TTM Technologies Inc.[a,b]	1,103,336	9,047,355

		657,902,719
ENERGY EQUIPMENT & SERVICES — 2.59%
Basic Energy Services Inc.[a]	698,875	20,421,127
Bristow Group Inc.	709,274	57,181,670

Security	Shares	Value

C&J Energy Services Inc.[a,b]	916,838	$30,970,788
ERA Group Inc.[a]	376,774	10,805,878
Exterran Holdings Inc.	1,182,575	53,204,049
Geospace Technologies Corp.[a,b]	262,179	14,440,819
Gulf Island Fabrication Inc.	247,063	5,316,796
Hornbeck Offshore Services Inc.[a,b]	650,043	30,500,018
ION Geophysical Corp.[a,b]	2,549,342	10,758,223
Matrix Service Co.[a]	526,379	17,259,967
Newpark Resources Inc.[a,b]	1,688,773	21,042,112
Pioneer Energy Services Corp.[a]	1,252,854	21,975,059
SEACOR Holdings Inc.[a]	382,292	31,443,517
Tesco Corp.	640,735	13,673,285
TETRA Technologies Inc.[a,b]	1,577,769	18,586,119

		357,579,427
FOOD & STAPLES RETAILING — 0.70%
Andersons Inc. (The)	528,457	27,257,812
Casey’s General Stores Inc.	766,977	53,910,813
SpartanNash Co.	753,279	15,826,392

		96,995,017
FOOD PRODUCTS — 2.28%
Annie’s Inc.[a,b]	339,108	11,468,633
B&G Foods Inc. Class A	1,068,529	34,930,213
Cal-Maine Foods Inc.	298,918	22,215,586
Calavo Growers Inc.	275,368	9,315,699
Darling Ingredients Inc.[a,b]	3,280,167	68,555,490
Diamond Foods Inc.[a]	436,561	12,311,020
J&J Snack Foods Corp.	290,793	27,369,437
Sanderson Farms Inc.	404,660	39,332,952
Seneca Foods Corp. Class Aa,b	141,885	4,341,681
Snyders-Lance Inc.	977,817	25,873,038
TreeHouse Foods Inc.[a,b]	733,064	58,696,435

		314,410,184
GAS UTILITIES — 1.89%
Laclede Group Inc. (The)	832,933	40,438,897
New Jersey Resources Corp.	839,872	48,007,083
Northwest Natural Gas Co.	540,944	25,505,510
Piedmont Natural Gas Co.	1,557,716	58,274,156
South Jersey Industries Inc.	657,376	39,712,084
Southwest Gas Corp.	926,915	48,931,843

		260,869,573
HEALTH CARE EQUIPMENT & SUPPLIES — 3.42%
Abaxis Inc.	420,218	18,619,860
ABIOMED Inc.[a,b]	706,947	17,772,648
Analogic Corp.	246,115	19,256,038
Anika Therapeutics Inc.[a,b]	235,259	10,899,549
Cantel Medical Corp.	667,926	24,459,450
CONMED Corp.	542,325	23,943,649
CryoLife Inc.	513,425	4,595,154
Cyberonics Inc.[a,b]	481,436	30,070,492
Cynosure Inc. Class Aa	388,905	8,264,231
Greatbatch Inc.[a]	496,757	24,370,898
Haemonetics Corp.[a,b]	1,036,976	36,584,513
ICU Medical Inc.[a,b]	269,833	16,408,545
Integra LifeSciences Holdings Corp.[a]	473,986	22,305,781
Invacare Corp.	576,792	10,595,669

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

Masimo Corp.[a]	1,028,008	$24,260,989
Meridian Bioscience Inc.[b]	830,379	17,139,023
Merit Medical Systems Inc.[a,b]	816,612	12,330,841
Natus Medical Inc.[a]	576,756	14,499,646
Neogen Corp.[a,b]	730,957	29,581,830
NuVasive Inc.[a,b]	928,927	33,041,933
SurModics Inc.[a,b]	274,702	5,884,117
Symmetry Medical Inc.[a,b]	755,061	6,689,840
West Pharmaceutical Services Inc.	1,408,559	59,413,019

		470,987,715
HEALTH CARE PROVIDERS & SERVICES — 3.44%
Air Methods Corp.[a,b]	702,025	36,259,591
Almost Family Inc.[a]	171,646	3,789,944
Amedisys Inc.[a,b]	654,052	10,948,831
AMN Healthcare Services Inc.[a]	924,060	11,365,938
AmSurg Corp.[a]	818,787	37,312,124
Bio-Reference Laboratories Inc.[a,b]	492,248	14,875,735
Centene Corp.[a,b]	1,149,579	86,919,668
Chemed Corp.[b]	349,633	32,767,605
CorVel Corp.[a]	225,093	10,169,702
Cross Country Healthcare Inc.[a]	538,174	3,508,895
Ensign Group Inc. (The)	394,290	12,254,533
Gentiva Health Services Inc.[a,b]	580,957	8,749,212
Hanger Inc.[a,b]	703,321	22,119,446
Healthways Inc.[a,b]	702,984	12,330,339
IPC The Hospitalist Co. Inc.[a,b]	341,602	15,105,640
Kindred Healthcare Inc.	1,273,551	29,419,028
Landauer Inc.	190,594	8,004,948
LHC Group Inc.[a,b]	248,839	5,317,689
Magellan Health Inc.[a,b]	549,364	34,192,415
Molina Healthcare Inc.[a,b]	571,845	25,521,442
MWI Veterinary Supply Inc.[a,b]	256,233	36,382,524
PharMerica Corp.[a]	596,907	17,065,571

		474,380,820
HEALTH CARE TECHNOLOGY — 0.74%
Computer Programs and Systems Inc.	208,579	13,265,624
HealthStream Inc.[a,b]	411,240	9,993,132
Medidata Solutions Inc.[a,b]	1,013,594	43,391,959
Omnicell Inc.[a,b]	731,381	20,997,949
Quality Systems Inc.	875,946	14,058,933

		101,707,597
HOTELS, RESTAURANTS & LEISURE — 3.54%
Biglari Holdings Inc.[a]	29,139	12,324,923
BJ’s Restaurants Inc.[a,b]	498,590	17,405,777
Bob Evans Farms Inc.	492,066	24,627,903
Boyd Gaming Corp.[a,b]	1,511,914	18,339,517
Buffalo Wild Wings Inc.[a,b]	376,725	62,427,100
Cracker Barrel Old Country Store Inc.	474,807	47,276,533
DineEquity Inc.	324,477	25,792,677
Interval Leisure Group Inc.	793,413	17,407,481
Jack in the Box Inc.	798,055	47,755,611
Marcus Corp. (The)	364,957	6,660,465
Marriott Vacations Worldwide Corp.[a]	590,447	34,617,908
Monarch Casino & Resort Inc.[a]	199,768	3,024,488
Multimedia Games Holding Co. Inc.[a,b]	591,805	17,541,100
Papa John’s International Inc.	608,771	25,805,803
Pinnacle Entertainment Inc.[a,b]	1,087,506	27,383,401

Security	Shares	Value

Red Robin Gourmet Burgers Inc.[a,b]	259,985	$18,510,932
Ruby Tuesday Inc.[a,b]	1,146,066	8,698,641
Ruth’s Hospitality Group Inc.	715,841	8,840,636
Scientific Games Corp. Class Aa,b	957,326	10,645,465
Sonic Corp.[a,b]	1,006,629	22,226,368
Texas Roadhouse Inc.	1,181,165	30,710,290

		488,023,019
HOUSEHOLD DURABLES — 1.56%
Ethan Allen Interiors Inc.[b]	519,405	12,850,080
Helen of Troy Ltd.[a,b]	535,296	32,454,996
iRobot Corp.[a,b]	586,843	24,031,221
La-Z-Boy Inc.	1,042,995	24,166,194
M/I Homes Inc.[a,b]	487,249	11,825,533
Meritage Homes Corp.[a,b]	732,947	30,937,693
Ryland Group Inc. (The)	935,208	36,884,604
Standard-Pacific Corp.[a,b]	3,003,273	25,828,148
Universal Electronics Inc.[a,b]	317,380	15,513,534

		214,492,003
HOUSEHOLD PRODUCTS — 0.21%
Central Garden & Pet Co. Class Aa	851,284	7,831,813
WD-40 Co.	280,241	21,079,728

		28,911,541
INSURANCE — 1.96%
Amerisafe Inc.	372,927	15,166,941
eHealth Inc.[a,b]	379,275	14,401,072
Employers Holdings Inc.	628,020	13,301,463
HCI Group Inc.	198,211	8,047,367
Horace Mann Educators Corp.	811,486	25,375,167
Infinity Property and Casualty Corp.	229,903	15,456,379
Meadowbrook Insurance Group Inc.	938,325	6,746,557
Navigators Group Inc. (The)[a,b]	213,493	14,314,706
ProAssurance Corp.	1,183,420	52,543,848
RLI Corp.	685,594	31,386,493
Safety Insurance Group Inc.	256,984	13,203,838
Selective Insurance Group Inc.	1,120,755	27,705,063
Stewart Information Services Corp.	419,160	12,998,152
United Fire Group Inc.	429,803	12,601,824
Universal Insurance Holdings Inc.	583,326	7,565,738

		270,814,608
INTERNET & CATALOG RETAIL — 0.25%
Blue Nile Inc.[a,b]	242,885	6,800,780
FTD Companies Inc.[a,b]	377,582	12,003,332
NutriSystem Inc.	569,733	9,748,131
PetMed Express Inc.	399,696	5,387,902

		33,940,145
INTERNET SOFTWARE & SERVICES — 2.10%
Blucora Inc.[a,b]	841,798	15,884,728
comScore Inc.[a,b]	642,061	22,780,324
Dealertrack Technologies Inc.[a,b]	875,747	39,706,369
Dice Holdings Inc.[a,b]	735,048	5,593,715
Digital River Inc.[a,b]	552,251	8,521,233
j2 Global Inc.[b]	890,982	45,315,345
Liquidity Services Inc.[a]	516,720	8,143,507

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

LivePerson Inc.[a,b]	979,371	$9,940,616
LogMeIn Inc.[a]	456,131	21,264,827
Monster Worldwide Inc.[a,b]	1,822,405	11,918,529
NIC Inc.	1,198,357	18,993,958
OpenTable Inc.[a]	468,771	48,564,676
Perficient Inc.[a]	688,678	13,408,561
QuinStreet Inc.[a]	584,075	3,218,253
Stamps.com Inc.[a]	294,974	9,937,674
XO Group Inc.[a,b]	496,968	6,072,949

		289,265,264
IT SERVICES — 2.08%
CACI International Inc. Class Aa,b	468,381	32,885,030
Cardtronics Inc.[a,b]	886,723	30,219,520
CIBER Inc.[a]	1,394,621	6,889,428
CSG Systems International Inc.	681,333	17,789,605
ExlService Holdings Inc.[a]	612,801	18,046,989
Forrester Research Inc.	239,731	9,081,010
Heartland Payment Systems Inc.	714,408	29,440,754
Higher One Holdings Inc.[a]	665,059	2,533,875
iGATE Corp.[a,b]	585,074	21,290,843
ManTech International Corp. Class A	475,541	14,037,970
MAXIMUS Inc.	1,349,309	58,047,273
Sykes Enterprises Inc.[a,b]	779,312	16,934,450
TeleTech Holdings Inc.[a,b]	374,351	10,852,435
Virtusa Corp.[a,b]	519,340	18,592,372

		286,641,554
LEISURE EQUIPMENT & PRODUCTS — 0.33%
Arctic Cat Inc.	256,879	10,126,170
Callaway Golf Co.	1,545,847	12,861,447
Sturm, Ruger & Co. Inc.[b]	386,430	22,803,234

		45,790,851
LIFE SCIENCES TOOLS & SERVICES — 0.77%
Affymetrix Inc.[a,b]	1,452,388	12,940,777
Albany Molecular Research Inc.[a,b]	378,724	7,619,927
Cambrex Corp.[a]	609,992	12,626,834
Luminex Corp.[a,b]	752,525	12,905,804
PAREXEL International Corp.[a,b]	1,133,602	59,899,530

		105,992,872
MACHINERY — 3.86%
Actuant Corp. Class A	1,415,507	48,934,077
Albany International Corp. Class A	564,280	21,420,069
Astec Industries Inc.	373,727	16,399,141
Barnes Group Inc.	939,499	36,208,291
Briggs & Stratton Corp.[b]	929,237	19,012,189
CIRCOR International Inc.	352,069	27,155,082
EnPro Industries Inc.[a,b]	452,868	33,131,823
ESCO Technologies Inc.	530,728	18,384,418
Federal Signal Corp.	1,256,887	18,413,395
Hillenbrand Inc.	1,251,909	40,837,272
John Bean Technologies Corp.	546,159	16,925,467
Lindsay Corp.[b]	256,005	21,624,742
Lydall Inc.[a]	339,473	9,291,376
Mueller Industries Inc.	1,130,032	33,234,241
Standex International Corp.	254,081	18,923,953
Tennant Co.	367,255	28,028,902

Security	Shares	Value

Titan International Inc.[b]	1,070,717	$18,009,460
Toro Co. (The)	1,109,579	70,569,224
Watts Water Technologies Inc. Class A	567,900	35,056,467

		531,559,589
MARINE — 0.17%
Matson Inc.	855,650	22,965,646

		22,965,646
MEDIA — 0.30%
E.W. Scripps Co. (The) Class Aa,b	604,447	12,790,099
Harte-Hanks Inc.	885,211	6,364,667
Scholastic Corp.	519,169	17,698,471
Sizmek Inc.[a,b]	464,963	4,431,097

		41,284,334
METALS & MINING — 2.00%
A.M. Castle & Co.[a,b]	339,303	3,745,905
AK Steel Holding Corp.[a,b]	2,721,181	21,660,601
Century Aluminum Co.[a,b]	1,028,727	16,130,439
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Globe Specialty Metals Inc.	1,265,482	26,296,716
Haynes International Inc.	247,353	13,997,706
Kaiser Aluminum Corp.	359,449	26,193,049
Materion Corp.	411,286	15,213,469
Olympic Steel Inc.	183,802	4,549,100
RTI International Metals Inc.[a,b]	611,935	16,271,352
Stillwater Mining Co.[a,b]	2,388,016	41,909,681
SunCoke Energy Inc.[a]	1,390,989	29,906,263
US Silica Holdings Inc.	1,071,482	59,402,962

		275,280,733
MULTI-UTILITIES — 0.59%
Avista Corp.	1,199,369	40,202,849
NorthWestern Corp.	780,106	40,713,732

		80,916,581
MULTILINE RETAIL — 0.17%
Fred’s Inc. Class A	685,008	10,473,772
Tuesday Morning Corp.[a,b]	745,957	13,292,954

		23,766,726
OIL, GAS & CONSUMABLE FUELS — 2.51%
Approach Resources Inc.[a,b]	706,363	16,055,631
Arch Coal Inc.[b]	4,236,505	15,463,243
Carrizo Oil & Gas Inc.[a,b]	825,095	57,146,080
Cloud Peak Energy Inc.[a]	1,213,673	22,355,857
Comstock Resources Inc.	886,820	25,575,889
Contango Oil & Gas Co.[a]	308,756	13,063,466
Forest Oil Corp.[a,b]	2,358,434	5,377,229
Green Plains Inc.[b]	625,251	20,552,000
Northern Oil and Gas Inc.[a,b]	1,122,746	18,289,532
PDC Energy Inc.[a,b]	713,474	45,055,883
Penn Virginia Corp.[a]	1,061,728	17,996,290
PetroQuest Energy Inc.[a,b]	1,163,159	8,746,956
Stone Energy Corp.[a]	1,104,520	51,680,491
Swift Energy Co.[a,b]	876,955	11,382,876
Synergy Resources Corp.[a]	1,281,811	16,983,996

		345,725,419

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 1.36%
Boise Cascade Co.[a]	629,992	$18,042,971
Clearwater Paper Corp.[a]	407,073	25,124,545
Deltic Timber Corp.	223,611	13,510,576
KapStone Paper and Packaging Corp.[a]	1,605,269	53,182,562
Neenah Paper Inc.	330,680	17,575,642
P.H. Glatfelter Co.	857,890	22,759,822
Schweitzer-Mauduit International Inc.	607,236	26,511,924
Wausau Paper Corp.	991,455	10,727,543

		187,435,585
PERSONAL PRODUCTS — 0.13%
Inter Parfums Inc.	340,887	10,073,211
Medifast Inc.[a,b]	242,034	7,360,254

		17,433,465
PHARMACEUTICALS — 2.19%
Akorn Inc.[a,b]	1,429,294	47,524,025
Impax Laboratories Inc.[a,b]	1,298,721	38,948,643
Lannett Co. Inc.[a,b]	560,024	27,788,391
Medicines Co. (The)[a,b]	1,295,547	37,648,596
Prestige Brands Holdings Inc.[a]	1,031,976	34,973,667
Questcor Pharmaceuticals Inc.[b]	1,118,057	103,409,092
Sagent Pharmaceuticals Inc.[a]	427,171	11,046,642

		301,339,056
PROFESSIONAL SERVICES — 1.41%
CDI Corp.	292,107	4,209,262
Exponent Inc.	260,585	19,311,954
Heidrick & Struggles International Inc.	329,265	6,091,403
Insperity Inc.	452,202	14,922,666
Kelly Services Inc. Class A	545,673	9,369,205
Korn/Ferry International[a,b]	991,441	29,118,622
Navigant Consulting Inc.[a]	982,124	17,138,064
On Assignment Inc.[a]	931,346	33,127,977
Resources Connection Inc.	771,944	10,120,186
TrueBlue Inc.[a]	820,013	22,607,759
WageWorks Inc.[a,b]	601,791	29,012,344

		195,029,442
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.46%
Acadia Realty Trust[b]	1,143,777	32,128,696
Agree Realty Corp.[b]	302,710	9,150,923
American Assets Trust Inc.	658,304	22,744,403
Associated Estates Realty Corp.[b]	1,145,654	20,644,685
Capstead Mortgage Corp.[b]	1,803,352	23,714,079
CareTrust REIT Inc.[a]	395,684	7,834,543
Cedar Realty Trust Inc.[b]	1,365,761	8,536,006
Chesapeake Lodging Trust	993,098	30,021,353
CoreSite Realty Corp.	430,439	14,234,618
Cousins Properties Inc.	3,678,238	45,794,063
DiamondRock Hospitality Co.[b]	3,900,300	50,001,846
EastGroup Properties Inc.[b]	623,910	40,073,739
EPR Properties[b]	1,065,303	59,518,479
Franklin Street Properties Corp.[b]	1,735,709	21,835,219

Security	Shares	Value

GEO Group Inc. (The)	1,456,834	$52,052,679
Getty Realty Corp.[b]	537,446	10,254,470
Government Properties Income Trust[b]	1,085,062	27,549,724
Healthcare Realty Trust Inc.[b]	1,914,260	48,660,489
Inland Real Estate Corp.[b]	1,675,068	17,805,973
Kite Realty Group Trust[b]	2,621,416	16,095,494
Lexington Realty Trust[b]	4,086,088	44,987,829
LTC Properties Inc.	694,098	27,097,586
Medical Properties Trust Inc.[b]	3,437,220	45,508,793
Parkway Properties Inc.[b]	1,441,350	29,763,878
Pennsylvania Real Estate Investment Trust	1,370,376	25,790,476
Post Properties Inc.[b]	1,083,067	57,900,762
PS Business Parks Inc.	402,108	33,571,997
Retail Opportunity Investments Corp.	1,741,528	27,394,235
Sabra Healthcare REIT Inc.	941,798	27,039,021
Saul Centers Inc.[b]	256,824	12,481,646
Sovran Self Storage Inc.	656,545	50,718,101
Tanger Factory Outlet Centers Inc.[b]	1,910,312	66,803,611
Universal Health Realty Income Trust	238,067	10,351,153
Urstadt Biddle Properties Inc. Class Ab	493,421	10,302,630

		1,028,363,199
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
Forestar Group Inc.[a,b]	693,474	13,238,419

		13,238,419
ROAD & RAIL — 0.78%
ArcBest Corp.	487,192	21,197,724
Heartland Express Inc.[b]	995,215	21,237,888
Knight Transportation Inc.	1,208,357	28,722,646
Roadrunner Transportation Systems Inc.[a]	504,242	14,169,200
Saia Inc.[a,b]	491,704	21,600,557

		106,928,015
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.50%
Advanced Energy Industries Inc.[a]	755,015	14,534,039
Brooks Automation Inc.	1,329,391	14,317,541
Cabot Microelectronics Corp.[a,b]	480,094	21,436,197
CEVA Inc.[a,b]	415,938	6,143,404
Cirrus Logic Inc.[a,b]	1,237,148	28,132,746
Cohu Inc.	476,875	5,102,563
Diodes Inc.[a,b]	728,728	21,103,963
DSP Group Inc.[a]	447,093	3,795,820
Entropic Communications Inc.[a]	1,759,049	5,857,633
Exar Corp.[a,b]	952,126	10,759,024
GT Advanced Technologies Inc.[a,b]	2,718,604	50,566,034
Hittite Microwave Corp.	625,312	48,743,070
Kopin Corp.[a,b]	1,224,904	3,993,187
Kulicke and Soffa Industries Inc.[a]	1,524,828	21,744,047
Micrel Inc.	903,438	10,190,781
Microsemi Corp.[a,b]	1,892,900	50,654,004
MKS Instruments Inc.	1,067,176	33,338,578
Monolithic Power Systems Inc.	700,349	29,659,780
Nanometrics Inc.[a,b]	453,601	8,278,218
Pericom Semiconductor Corp.[a,b]	407,462	3,683,457
Power Integrations Inc.	606,374	34,890,760
Rubicon Technology Inc.[a,b]	456,723	3,996,326
Rudolph Technologies Inc.[a,b]	665,781	6,577,916
Synaptics Inc.[a,b]	717,963	65,076,166
Tessera Technologies Inc.	959,370	21,182,890

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

TriQuint Semiconductor Inc.[a]	3,414,985	$53,990,913
Ultratech Inc.[a,b]	560,681	12,435,905
Veeco Instruments Inc.[a,b]	798,067	29,735,976

		619,920,938
SOFTWARE — 2.77%
Blackbaud Inc.	920,164	32,886,661
Bottomline Technologies Inc.[a,b]	749,862	22,435,871
Ebix Inc.[b]	642,805	9,198,539
EPIQ Systems Inc.	617,773	8,679,711
Interactive Intelligence Group Inc.[a,b]	324,191	18,196,841
Manhattan Associates Inc.[a]	1,510,629	52,010,956
MicroStrategy Inc. Class Aa	180,239	25,345,208
Monotype Imaging Holdings Inc.	787,136	22,173,621
NetScout Systems Inc.[a,b]	736,655	32,663,283
Progress Software Corp.[a]	1,023,524	24,605,517
Synchronoss Technologies Inc.[a,b]	616,530	21,553,889
Take-Two Interactive Software Inc.[a]	1,874,119	41,680,407
Tangoe Inc.[a,b]	687,867	10,359,277
Tyler Technologies Inc.[a,b]	578,981	52,808,857
Vasco Data Security International Inc.[a]	582,483	6,756,803

		381,355,441
SPECIALTY RETAIL — 4.26%
Aeropostale Inc.[a,b]	1,583,865	5,527,689
Barnes & Noble Inc.[a,b]	741,735	16,904,141
Big 5 Sporting Goods Corp.	357,896	4,391,384
Brown Shoe Co. Inc.	826,203	23,637,668
Buckle Inc. (The)[b]	559,243	24,808,019
Cato Corp. (The) Class A	515,051	15,915,076
Children’s Place Inc. (The)	434,797	21,578,975
Christopher & Banks Corp.[a,b]	725,743	6,357,509
Finish Line Inc. (The) Class A	961,918	28,607,441
Francesca’s Holdings Corp.[a,b]	844,999	12,455,285
Genesco Inc.[a,b]	477,885	39,248,695
Group 1 Automotive Inc.	419,877	35,399,830
Haverty Furniture Companies Inc.	399,046	10,028,026
Hibbett Sports Inc.[a,b]	510,492	27,653,351
Kirkland’s Inc.[a,b]	301,063	5,584,719
Lithia Motors Inc. Class A	452,947	42,608,724
Lumber Liquidators Holdings Inc.[a,b]	546,724	41,523,688
MarineMax Inc.[a,b]	492,255	8,240,349
Men’s Wearhouse Inc. (The)	908,264	50,681,131
Monro Muffler Brake Inc.[b]	596,733	31,740,228
Outerwall Inc.[a,b]	405,825	24,085,714
Pep Boys — Manny, Moe & Jack (The)[a]	1,065,753	12,213,529
Select Comfort Corp.[a,b]	1,080,603	22,325,258
Sonic Automotive Inc. Class A	682,832	18,217,958
Stage Stores Inc.	631,443	11,801,670
Stein Mart Inc.	567,187	7,878,227
Vitamin Shoppe Inc.[a,b]	613,190	26,379,434
Zumiez Inc.[a,b]	422,737	11,663,314

		587,457,032
TEXTILES, APPAREL & LUXURY GOODS — 1.98%
Crocs Inc.[a,b]	1,745,068	26,228,372
G-III Apparel Group Ltd.[a]	355,906	29,063,284
Iconix Brand Group Inc.[a,b]	970,540	41,674,988
Movado Group Inc.	358,778	14,950,279
Oxford Industries Inc.	288,032	19,203,094

Security	Shares	Value

Perry Ellis International Inc.[a]	250,078	$4,361,360
Quiksilver Inc.[a,b]	2,603,955	9,322,159
SKECHERS U.S.A. Inc. Class Aa	786,169	35,927,923
Steven Madden Ltd.[a,b]	1,148,484	39,393,001
Wolverine World Wide Inc.	2,021,562	52,681,906

		272,806,366
THRIFTS & MORTGAGE FINANCE — 0.83%
Bank Mutual Corp.	872,676	5,061,521
BofI Holding Inc.[a,b]	245,657	18,048,420
Brookline Bancorp Inc.	1,406,016	13,174,370
Dime Community Bancshares Inc.	588,681	9,295,273
Northwest Bancshares Inc.	1,886,858	25,604,663
Oritani Financial Corp.	783,342	12,055,633
Provident Financial Services Inc.	1,072,361	18,573,292
TrustCo Bank Corp. NY	1,882,931	12,577,979

		114,391,151
TOBACCO — 0.03%
Alliance One International Inc.[a]	1,653,432	4,133,580

		4,133,580
TRADING COMPANIES & DISTRIBUTORS — 0.66%
Aceto Corp.	537,498	9,750,214
Applied Industrial Technologies Inc.	832,642	42,239,928
DXP Enterprises Inc.[a,b]	211,868	16,004,509
Kaman Corp.	545,086	23,291,525

		91,286,176
WATER UTILITIES — 0.19%
American States Water Co.	772,979	25,686,092

		25,686,092
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
NTELOS Holdings Corp.	306,102	3,814,031
USA Mobility Inc.	435,230	6,702,542

		10,516,573

TOTAL COMMON STOCKS (Cost: $11,239,544,274)		13,769,908,257

SHORT-TERM INVESTMENTS — 11.78%

MONEY MARKET FUNDS — 11.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,522,069,019	1,522,069,019
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	93,573,591	93,573,591

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	8,243,171	$8,243,171

		1,623,885,781

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,623,885,781)		1,623,885,781

TOTAL INVESTMENTS IN SECURITIES — 111.70% (Cost: $12,863,430,055)		15,393,794,038

SHORT POSITIONS[g] — (0.00)%

COMMON STOCKS — (0.00)%
Belden Inc.	(3,510)	(274,342)
LaSalle Hotel Properties[b]	(8,380)	(295,730)
Spartan Motors Inc.	(2,800)	(12,712)

		(582,784)

TOTAL SHORT POSITIONS
(Proceeds: $582,803)		(582,784)
Other Assets, Less Liabilities — (11.70)%		(1,612,190,503)

NET ASSETS — 100.00%		$13,781,020,751

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The Fund had short positions as a result of in-kind redemptions.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.56%
AAR Corp.	2,617	$72,125
AeroVironment Inc.[a,b]	1,192	37,906
Alliant Techsystems Inc.	2,086	279,357
American Science and Engineering Inc.	588	40,919
B/E Aerospace Inc.[a]	6,645	614,596
Boeing Co. (The)	44,738	5,692,016
Cubic Corp.	1,502	66,854
Curtiss-Wright Corp.	3,228	211,628
Engility Holdings Inc.[a]	1,133	43,349
Esterline Technologies Corp.[a]	2,143	246,702
Exelis Inc.	12,664	215,035
GenCorp Inc.[a,b]	3,855	73,630
General Dynamics Corp.	21,679	2,526,687
Honeywell International Inc.	52,231	4,854,871
Huntington Ingalls Industries Inc.	3,245	306,945
L-3 Communications Holdings Inc.	5,720	690,690
Lockheed Martin Corp.	17,755	2,853,761
Moog Inc. Class Aa	2,951	215,098
National Presto Industries Inc.	297	21,633
Northrop Grumman Corp.	14,293	1,709,872
Orbital Sciences Corp.[a]	3,849	113,738
Precision Castparts Corp.	9,666	2,439,698
Raytheon Co.	20,906	1,928,578
Rockwell Collins Inc.	9,041	706,464
Taser International Inc.[a]	3,420	45,486
Teledyne Technologies Inc.[a]	2,576	250,310
Textron Inc.	18,580	711,428
Triumph Group Inc.	3,477	242,764
United Technologies Corp.	56,239	6,492,793

		33,704,933
AIR FREIGHT & LOGISTICS — 0.70%
Atlas Air Worldwide Holdings Inc.[a]	1,756	64,709
C.H. Robinson Worldwide Inc.	10,008	638,410
Expeditors International of Washington Inc.	13,159	581,101
FedEx Corp.	18,519	2,803,406
Forward Air Corp.	2,157	103,213
Hub Group Inc. Class Aa	2,380	119,952
United Parcel Service Inc. Class B	47,009	4,825,944
UTi Worldwide Inc.	5,865	60,644

		9,197,379
AIRLINES — 0.32%
Alaska Air Group Inc.	4,570	434,379
Allegiant Travel Co.	947	111,528
Delta Air Lines Inc.	56,663	2,193,991
JetBlue Airways Corp.[a,b]	15,245	165,408
SkyWest Inc.	3,258	39,813
Southwest Airlines Co.	46,175	1,240,261

		4,185,380
AUTO COMPONENTS — 0.42%
BorgWarner Inc.	15,278	995,973

Security	Shares	Value

Delphi Automotive PLC	18,520	$1,273,065
Dorman Products Inc.[a]	2,072	102,191
Drew Industries Inc.	1,504	75,215
Gentex Corp.	9,767	284,122
Goodyear Tire & Rubber Co. (The)	18,285	507,957
Johnson Controls Inc.	44,408	2,217,291
Standard Motor Products Inc.	1,515	67,675
Superior Industries International Inc.	1,488	30,683

		5,554,172
AUTOMOBILES — 0.68%
Ford Motor Co.	263,718	4,546,498
General Motors Co.	87,600	3,179,880
Harley-Davidson Inc.	14,519	1,014,152
Thor Industries Inc.	2,935	166,914
Winnebago Industries Inc.[a]	1,810	45,576

		8,953,020
BEVERAGES — 1.88%
Boston Beer Co. Inc. (The) Class Aa	574	128,300
Brown-Forman Corp. Class B NVS	10,821	1,019,014
Coca-Cola Co. (The)	252,038	10,676,330
Coca-Cola Enterprises Inc.	15,535	742,262
Constellation Brands Inc. Class Aa	11,273	993,490
Dr Pepper Snapple Group Inc.	13,040	763,883
Molson Coors Brewing Co. Class B NVS	10,605	786,467
Monster Beverage Corp.[a,b]	9,008	639,838
PepsiCo Inc.	101,095	9,031,827

		24,781,411
BIOTECHNOLOGY — 2.28%
Acorda Therapeutics Inc.[a]	2,643	89,095
Alexion Pharmaceuticals Inc.[a]	13,181	2,059,531
Amgen Inc.	50,487	5,976,146
Biogen Idec Inc.[a]	15,822	4,988,835
Celgene Corp.[a]	53,414	4,587,194
Cubist Pharmaceuticals Inc.[a]	4,935	344,562
Emergent BioSolutions Inc.[a]	1,721	38,654
Gilead Sciences Inc.[a]	102,400	8,489,984
Ligand Pharmaceuticals Inc. Class Ba,b	1,381	86,022
Momenta Pharmaceuticals Inc.[a]	3,294	39,791
Regeneron Pharmaceuticals Inc.[a]	5,327	1,504,718
Repligen Corp.[a]	1,996	45,489
Spectrum Pharmaceuticals Inc.[a]	3,258	26,488
United Therapeutics Corp.[a]	2,957	261,665
Vertex Pharmaceuticals Inc.[a]	15,682	1,484,772

		30,022,946
BUILDING PRODUCTS — 0.17%
A.O. Smith Corp.	5,093	252,511
AAON Inc.	1,810	60,671
Allegion PLC	5,959	337,756
American Woodmark Corp.[a]	796	25,369
Apogee Enterprises Inc.	1,784	62,190
Fortune Brands Home & Security Inc.	11,173	446,138
Gibraltar Industries Inc.[a]	2,053	31,842
Griffon Corp.	2,992	37,101
Lennox International Inc.	2,983	267,187
Masco Corp.	23,792	528,182

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

PGT Inc.[a]	2,084	$17,652
Quanex Building Products Corp.	2,370	42,352
Simpson Manufacturing Co. Inc.	2,650	96,354
Universal Forest Products Inc.	1,219	58,841

		2,264,146
CAPITAL MARKETS — 2.12%
Affiliated Managers Group Inc.[a]	3,698	759,569
Ameriprise Financial Inc.	12,696	1,523,520
Bank of New York Mellon Corp. (The)	75,908	2,845,032
BlackRock Inc.[c]	8,340	2,665,464
Calamos Asset Management Inc. Class A	1,217	16,296
Charles Schwab Corp. (The)	78,294	2,108,457
E*TRADE Financial Corp.[a]	19,455	413,613
Eaton Vance Corp. NVS	7,999	302,282
Evercore Partners Inc. Class A	2,243	129,287
Federated Investors Inc. Class B	6,132	189,601
Financial Engines Inc.	3,535	160,065
Franklin Resources Inc.	26,771	1,548,435
FXCM Inc. Class A	2,732	40,871
Goldman Sachs Group Inc. (The)	27,731	4,643,279
Greenhill & Co. Inc.	1,739	85,646
HFF Inc. Class A	2,396	89,107
Invesco Ltd.	28,848	1,089,012
Investment Technology Group Inc.[a]	2,655	44,816
Janus Capital Group Inc.[b]	10,302	128,569
Legg Mason Inc.	6,875	352,756
Morgan Stanley	93,461	3,021,594
Northern Trust Corp.	14,791	949,730
Piper Jaffray Companies Inc.[a,b]	1,169	60,519
Raymond James Financial Inc.	8,212	416,595
SEI Investments Co.	9,667	316,788
State Street Corp.	28,705	1,930,698
Stifel Financial Corp.[a]	4,096	193,946
SWS Group Inc.[a]	2,051	14,931
T. Rowe Price Group Inc.	17,527	1,479,454
Virtus Investment Partners Inc.[a]	490	103,758
Waddell & Reed Financial Inc. Class A	5,592	350,003

		27,973,693
CHEMICALS — 2.63%
A. Schulman Inc.	2,034	78,716
Air Products and Chemicals Inc.	14,189	1,824,989
Airgas Inc.	4,511	491,293
Albemarle Corp.	5,374	384,241
American Vanguard Corp.	1,508	19,936
Ashland Inc.	4,880	530,651
Balchem Corp.	1,945	104,174
Cabot Corp.	4,082	236,715
Calgon Carbon Corp.[a,b]	3,576	79,852
CF Industries Holdings Inc.	3,472	835,120
Cytec Industries Inc.	2,357	248,475
Dow Chemical Co. (The)	80,301	4,132,290
E.I. du Pont de Nemours and Co.	61,244	4,007,807
Eastman Chemical Co.	9,974	871,229
Ecolab Inc.	18,058	2,010,578
Flotek Industries Inc.[a]	3,314	106,578
FMC Corp.	8,853	630,245
FutureFuel Corp.	1,503	24,935
H.B. Fuller Co.	3,465	166,667
Hawkins Inc.	592	21,987

Security	Shares	Value

Innophos Holdings Inc.	1,444	$83,131
International Flavors & Fragrances Inc.	5,482	571,663
Intrepid Potash Inc.[a]	3,481	58,342
Koppers Holdings Inc.	1,228	46,971
Kraton Performance Polymers Inc.[a]	2,080	46,571
LSB Industries Inc.[a,b]	1,191	49,629
LyondellBasell Industries NV Class A	27,740	2,708,811
Minerals Technologies Inc.	2,356	154,507
Monsanto Co.	34,957	4,360,536
Mosaic Co. (The)	21,647	1,070,444
NewMarket Corp.	722	283,103
Olin Corp.	5,271	141,895
OM Group Inc.	2,081	67,487
PolyOne Corp.	6,230	262,532
PPG Industries Inc.	9,204	1,934,221
Praxair Inc.	19,500	2,590,380
Quaker Chemical Corp.	857	65,809
Rayonier Advanced Materials Inc.	2,828	109,572
RPM International Inc.	8,835	408,000
Scotts Miracle-Gro Co. (The) Class A	2,912	165,576
Sensient Technologies Corp.	3,230	179,976
Sherwin-Williams Co. (The)	5,640	1,166,972
Sigma-Aldrich Corp.	7,952	806,969
Stepan Co.	1,391	73,528
Tredegar Corp.	1,478	34,600
Valspar Corp. (The)	5,162	393,293
Zep Inc.	1,435	25,342

		34,666,338
COMMERCIAL BANKS — 5.88%
Associated Banc-Corp.	10,494	189,732
BancorpSouth Inc.	5,818	142,948
Bank of America Corp.	701,184	10,777,198
Bank of Hawaii Corp.	2,974	174,544
Bank of the Ozarks Inc.	4,144	138,617
Banner Corp.	1,160	45,971
BB&T Corp.	48,032	1,893,902
BBCN Bancorp Inc.	5,012	79,941
Boston Private Financial Holdings Inc.	4,992	67,092
Cardinal Financial Corp.	2,023	37,345
Cathay General Bancorp	4,681	119,646
Citigroup Inc.	202,563	9,540,717
City Holding Co.	907	40,924
City National Corp.	3,218	243,796
Columbia Banking System Inc.	3,496	91,980
Comerica Inc.	12,140	608,942
Commerce Bancshares Inc.	5,503	255,889
Community Bank System Inc.	2,633	95,315
Cullen/Frost Bankers Inc.	3,466	275,270
CVB Financial Corp.	6,559	105,141
East West Bancorp Inc.	9,726	340,313
F.N.B. Corp.	11,401	146,161
Fifth Third Bancorp	56,671	1,209,926
First Bancorp (Puerto Rico)[a]	7,293	39,674
First Commonwealth Financial Corp.	7,031	64,826
First Financial Bancorp	3,802	65,432
First Financial Bankshares Inc.	4,098	128,554
First Horizon National Corp.	16,260	192,844
First Midwest Bancorp Inc.	4,749	80,875
First Niagara Financial Group Inc.	23,196	202,733
FirstMerit Corp.	10,901	215,295
Fulton Financial Corp.	12,919	160,066

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

Glacier Bancorp Inc.	5,189	$147,264
Hancock Holding Co.	5,550	196,026
Hanmi Financial Corp.	2,316	48,821
Home Bancshares Inc.	3,325	109,126
Huntington Bancshares Inc.	55,884	533,133
Independent Bank Corp. (Massachusetts)	1,438	55,190
International Bancshares Corp.	3,614	97,578
J.P. Morgan Chase & Co.	252,352	14,540,522
KeyCorp	58,565	839,236
M&T Bank Corp.	8,759	1,086,554
MB Financial Inc.	3,574	96,677
National Penn Bancshares Inc.	7,985	84,481
NBT Bancorp Inc.	2,929	70,355
Old National Bancorp	6,773	96,718
PacWest Bancorp	5,971	257,768
Pinnacle Financial Partners Inc.	2,110	83,303
PNC Financial Services Group Inc. (The)[c]	35,580	3,168,399
PrivateBancorp Inc.	4,385	127,428
Prosperity Bancshares Inc.	3,998	250,275
Regions Financial Corp.	92,263	979,833
S&T Bancorp Inc.	1,801	44,755
Signature Bank[a]	3,331	420,306
Simmons First National Corp. Class A	1,155	45,495
Sterling Bancorp	5,230	62,760
SunTrust Banks Inc.	35,584	1,425,495
Susquehanna Bancshares Inc.	12,301	129,899
SVB Financial Group[a]	3,303	385,196
Synovus Financial Corp.	9,291	226,515
Taylor Capital Group Inc.[a]	928	19,841
TCF Financial Corp.	11,122	182,067
Texas Capital Bancshares Inc.[a]	2,898	156,347
Tompkins Financial Corp.	846	40,760
Trustmark Corp.	4,438	109,574
U.S. Bancorp	121,053	5,244,016
UMB Financial Corp.	2,420	153,404
Umpqua Holdings Corp.	11,355	203,482
United Bankshares Inc.	4,163	134,590
United Community Banks Inc.	2,901	47,489
Valley National Bancorp	12,684	125,698
ViewPoint Financial Group	2,299	61,866
Webster Financial Corp.	6,077	191,669
Wells Fargo & Co.	319,585	16,797,388
Westamerica Bancorp	1,788	93,477
Wilshire Bancorp Inc.	4,954	50,878
Wintrust Financial Corp.	3,047	140,162
Zions Bancorp	12,318	363,011

		77,496,436
COMMERCIAL SERVICES & SUPPLIES — 0.66%
ABM Industries Inc.	3,696	99,718
ADT Corp. (The)	11,661	407,435
Brady Corp. Class A	3,186	95,166
Brink’s Co. (The)	3,249	91,687
Cintas Corp.	6,708	426,226
Civeo Corp.[a]	7,180	179,715
Clean Harbors Inc.[a,b]	3,774	242,480
Copart Inc.[a]	7,447	267,794
Deluxe Corp.	3,297	193,138
G&K Services Inc. Class A	1,421	73,991
Healthcare Services Group Inc.	4,677	137,691
Herman Miller Inc.	3,798	114,852
HNI Corp.	2,942	115,062

Security	Shares	Value

Interface Inc.	3,580	$67,447
Iron Mountain Inc.	11,411	404,520
Mobile Mini Inc.	2,844	136,199
MSA Safety Inc.	2,226	127,951
Pitney Bowes Inc.	13,717	378,864
R.R. Donnelley & Sons Co.	13,473	228,502
Republic Services Inc.	17,990	683,080
Rollins Inc.	4,157	124,710
Stericycle Inc.[a,b]	5,663	670,612
Tetra Tech Inc.	4,380	120,450
Tyco International Ltd.	30,903	1,409,177
UniFirst Corp.	1,081	114,586
United Stationers Inc.	2,652	109,978
Viad Corp.	1,228	29,276
Waste Connections Inc.	8,391	407,383
Waste Management Inc.	28,813	1,288,806

		8,746,496
COMMUNICATIONS EQUIPMENT — 1.68%
ADTRAN Inc.	3,610	81,442
ARRIS Group Inc.[a]	8,054	261,997
Bel Fuse Inc. Class B	597	15,325
Black Box Corp.	1,161	27,214
CalAmp Corp.[a,b]	2,120	45,919
Ciena Corp.[a,b]	6,798	147,245
Cisco Systems Inc.	341,594	8,488,611
Comtech Telecommunications Corp.	1,214	45,319
Digi International Inc.[a]	1,747	16,457
F5 Networks Inc.[a]	5,033	560,877
Harmonic Inc.[a]	6,550	48,863
Harris Corp.	7,042	533,431
InterDigital Inc.	2,647	126,527
Ixia[a]	3,531	40,359
JDS Uniphase Corp.[a]	15,558	194,008
Juniper Networks Inc.[a]	31,412	770,850
Motorola Solutions Inc.	15,047	1,001,679
NETGEAR Inc.[a]	2,641	91,827
Oplink Communications Inc.[a]	1,426	24,199
Plantronics Inc.	2,889	138,816
Polycom Inc.[a]	9,485	118,847
Procera Networks Inc.[a]	1,220	12,310
QUALCOMM Inc.	112,553	8,914,198
Riverbed Technology Inc.[a]	10,578	218,224
ViaSat Inc.[a]	2,877	166,751

		22,091,295
COMPUTERS & PERIPHERALS — 3.91%
3D Systems Corp.[a,b]	6,734	402,693
Apple Inc.	402,018	37,359,533
Diebold Inc.	4,442	178,435
Electronics For Imaging Inc.[a,b]	2,996	135,419
EMC Corp.	136,447	3,594,014
Hewlett-Packard Co.	124,812	4,203,668
Intevac Inc.[a]	1,460	11,695
Lexmark International Inc. Class A	4,026	193,892
NCR Corp.[a]	11,100	389,499
NetApp Inc.	22,084	806,508
QLogic Corp.[a]	6,438	64,959
SanDisk Corp.	15,133	1,580,339
Seagate Technology PLC	21,884	1,243,449
Super Micro Computer Inc.[a]	2,472	62,468
Western Digital Corp.	13,930	1,285,739

		51,512,310

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.22%
AECOM Technology Corp.[a]	6,516	$209,815
Aegion Corp.[a]	2,594	60,362
Comfort Systems USA Inc.	2,597	41,033
Dycom Industries Inc.[a]	2,110	66,064
EMCOR Group Inc.	4,396	195,754
Fluor Corp.	10,684	821,600
Granite Construction Inc.	2,330	83,833
Jacobs Engineering Group Inc.[a]	8,847	471,368
KBR Inc.	9,748	232,490
Orion Marine Group Inc.[a]	1,755	19,007
Quanta Services Inc.[a]	14,508	501,687
URS Corp.	4,631	212,331

		2,915,344
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	3,342	315,084
Headwaters Inc.[a]	4,476	62,172
Martin Marietta Materials Inc.[b]	3,043	401,828
Texas Industries Inc.[a,b]	1,425	131,613
Vulcan Materials Co.	8,771	559,151

		1,469,848
CONSUMER FINANCE — 0.92%
American Express Co.	60,718	5,760,317
Capital One Financial Corp.	38,059	3,143,673
Cash America International Inc.[b]	1,816	80,685
Discover Financial Services	31,105	1,927,888
Encore Capital Group Inc.[a,b]	1,448	65,768
EZCORP Inc. Class A NVS[a]	3,518	40,633
First Cash Financial Services Inc.[a]	2,018	116,217
Green Dot Corp. Class Aa	2,133	40,484
Navient Corp.	28,413	503,194
Portfolio Recovery Associates Inc.[a,b]	3,441	204,843
SLM Corp.	28,413	236,112
World Acceptance Corp.[a,b]	666	50,589

		12,170,403
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	4,378	293,370
Avery Dennison Corp.	6,475	331,844
Ball Corp.	9,274	581,294
Bemis Co. Inc.	6,696	272,259
Greif Inc. Class A	2,028	110,648
MeadWestvaco Corp.	11,228	496,951
Myers Industries Inc.	1,798	36,122
Owens-Illinois Inc.[a]	11,181	387,310
Packaging Corp. of America	6,502	464,828
Rock-Tenn Co. Class A	4,839	510,950
Sealed Air Corp.	12,880	440,109
Silgan Holdings Inc.	2,895	147,124
Sonoco Products Co.	6,875	302,019

		4,374,828

Security	Shares	Value

DISTRIBUTORS — 0.12%
Genuine Parts Co.	10,287	$903,199
LKQ Corp.[a]	20,194	538,978
Pool Corp.	2,972	168,096
VOXX International Corp.[a]	1,202	11,311

		1,621,584
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a]	1,169	40,190
Apollo Education Group Inc.[a]	6,711	209,719
Capella Education Co.	841	45,742
Career Education Corp.[a]	3,834	17,943
DeVry Education Group Inc.	3,860	163,432
Graham Holdings Co. Class B	294	211,124
H&R Block Inc.	18,437	618,008
ITT Educational Services Inc.[a,b]	1,392	23,232
Matthews International Corp. Class A	1,738	72,249
Regis Corp.	2,681	37,749
Service Corp. International	14,498	300,399
Sotheby’s	4,659	195,631
Strayer Education Inc.[a]	864	45,369
Universal Technical Institute Inc.	1,428	17,336

		1,998,123
DIVERSIFIED FINANCIAL SERVICES — 1.71%
Berkshire Hathaway Inc. Class Ba	120,049	15,193,402
CBOE Holdings Inc.	5,871	288,912
CME Group Inc.	21,112	1,497,896
Interactive Brokers Group Inc. Class A	3,018	70,289
Intercontinental Exchange Inc.	7,706	1,455,663
Leucadia National Corp.	21,366	560,217
MarketAxess Holdings Inc.	2,600	140,556
McGraw Hill Financial Inc.	18,197	1,510,897
Moody’s Corp.	12,595	1,104,078
MSCI Inc. Class Aa	7,706	353,320
NASDAQ OMX Group Inc. (The)	7,989	308,535

		22,483,765
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.16%
8x8 Inc.[a]	5,106	41,256
AT&T Inc.	346,063	12,236,788
Atlantic Tele-Network Inc.	586	33,988
Cbeyond Inc.[a,b]	1,470	14,627
CenturyLink Inc.	38,139	1,380,632
Cincinnati Bell Inc.[a]	13,185	51,817
Frontier Communications Corp.	66,163	386,392
General Communication Inc. Class Aa	2,313	25,628
Lumos Networks Corp.	906	13,110
tw telecom Inc.[a]	9,224	371,819
Verizon Communications Inc.	276,122	13,510,649
Windstream Holdings Inc.	40,292	401,308

		28,468,014
ELECTRIC UTILITIES — 1.76%
ALLETE Inc.	2,609	133,972
American Electric Power Co. Inc.	32,561	1,815,927
Cleco Corp.	4,115	242,579

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

Duke Energy Corp.	47,123	$3,496,055
Edison International	21,755	1,264,183
El Paso Electric Co.	2,669	107,321
Entergy Corp.	11,959	981,714
Exelon Corp.	57,429	2,095,010
FirstEnergy Corp.	27,999	972,125
Great Plains Energy Inc.	10,495	282,001
Hawaiian Electric Industries Inc.[b]	6,512	164,884
IDACORP Inc.	3,237	187,196
NextEra Energy Inc.	29,042	2,976,224
Northeast Utilities	21,115	998,106
OGE Energy Corp.	13,347	521,601
Pepco Holdings Inc.	16,881	463,890
Pinnacle West Capital Corp.	7,321	423,447
PNM Resources Inc.	5,354	157,033
PPL Corp.	42,233	1,500,539
Southern Co. (The)	59,290	2,690,580
UIL Holdings Corp.	3,720	144,001
UNS Energy Corp.	2,670	161,295
Westar Energy Inc.	8,628	329,503
Xcel Energy Inc.	33,541	1,081,026

		23,190,212
ELECTRICAL EQUIPMENT — 0.70%
Acuity Brands Inc.	2,919	403,552
AMETEK Inc.	16,407	857,758
AZZ Inc.	1,771	81,608
Eaton Corp. PLC	31,871	2,459,804
Emerson Electric Co.	46,764	3,103,259
Encore Wire Corp.	1,208	59,240
EnerSys	3,057	210,291
Franklin Electric Co. Inc.	2,686	108,326
General Cable Corp.	3,282	84,216
Hubbell Inc. Class B	3,629	446,911
Powell Industries Inc.	579	37,855
Regal Beloit Corp.	2,941	231,045
Rockwell Automation Inc.	9,292	1,162,987
Vicor Corp.[a]	1,212	10,157

		9,257,009
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.81%
Agilysys Inc.[a]	934	13,151
Amphenol Corp. Class A	10,444	1,006,175
Anixter International Inc.	1,774	177,524
Arrow Electronics Inc.[a]	6,682	403,660
Avnet Inc.	9,116	403,930
Badger Meter Inc.	909	47,859
Belden Inc.	2,914	227,758
Benchmark Electronics Inc.[a]	3,815	97,206
Checkpoint Systems Inc.[a]	2,648	37,045
Cognex Corp.[a]	5,362	205,901
Coherent Inc.[a]	1,735	114,805
Corning Inc.	87,065	1,911,077
CTS Corp.	2,091	39,102
Daktronics Inc.	2,392	28,513
DTS Inc.[a,b]	1,136	20,914
Electro Scientific Industries Inc.	1,503	10,235
Fabrinet[a]	1,746	35,968
FARO Technologies Inc.[a]	1,147	56,341
FEI Co.	2,838	257,492
FLIR Systems Inc.	9,380	325,767

Security	Shares	Value

II-VI Inc.[a,b]	3,546	$51,275
Ingram Micro Inc. Class Aa	10,508	306,939
Insight Enterprises Inc.[a]	2,921	89,792
Itron Inc.[a]	2,646	107,295
Jabil Circuit Inc.	12,369	258,512
Knowles Corp.[a]	5,860	180,136
Littelfuse Inc.	1,440	133,848
Measurement Specialties Inc.[a]	949	81,680
Mercury Systems Inc.[a]	2,018	22,884
Methode Electronics Inc.	2,385	91,131
MTS Systems Corp.	930	63,017
National Instruments Corp.	6,429	208,235
Newport Corp.[a]	2,374	43,919
OSI Systems Inc.[a]	1,219	81,368
Park Electrochemical Corp.	1,225	34,557
Plexus Corp.[a]	2,320	100,433
Rofin-Sinar Technologies Inc.[a,b]	1,788	42,983
Rogers Corp.[a]	1,169	77,563
Sanmina Corp.[a]	5,566	126,793
ScanSource Inc.[a]	1,771	67,440
SYNNEX Corp.[a]	1,735	126,395
TE Connectivity Ltd.	27,294	1,687,861
Tech Data Corp.[a]	2,619	163,740
Trimble Navigation Ltd.[a]	17,412	643,373
TTM Technologies Inc.[a]	3,477	28,511
Vishay Intertechnology Inc.	9,067	140,448
Zebra Technologies Corp. Class Aa	3,440	283,181

		10,663,732
ENERGY EQUIPMENT & SERVICES — 2.22%
Atwood Oceanics Inc.[a]	3,822	200,578
Baker Hughes Inc.	29,074	2,164,559
Basic Energy Services Inc.[a]	2,588	75,621
Bristow Group Inc.	2,359	190,183
C&J Energy Services Inc.[a]	2,917	98,536
Cameron International Corp.[a]	13,580	919,502
CARBO Ceramics Inc.	1,368	210,836
Diamond Offshore Drilling Inc.[b]	4,671	231,822
Dresser-Rand Group Inc.[a,b]	5,011	319,351
Dril-Quip Inc.[a]	2,691	293,965
Ensco PLC Class A	15,605	867,170
ERA Group Inc.[a]	1,226	35,162
Exterran Holdings Inc.	3,877	174,426
FMC Technologies Inc.[a,b]	15,633	954,707
Geospace Technologies Corp.[a,b]	874	48,140
Gulf Island Fabrication Inc.	900	19,368
Halliburton Co.	56,330	3,999,993
Helix Energy Solutions Group Inc.[a]	6,436	169,331
Helmerich & Payne Inc.	7,270	844,120
Hornbeck Offshore Services Inc.[a,b]	2,068	97,031
ION Geophysical Corp.[a,b]	8,280	34,942
Matrix Service Co.[a]	1,778	58,301
Nabors Industries Ltd.	17,575	516,178
National Oilwell Varco Inc.	28,701	2,363,527
Newpark Resources Inc.[a]	5,829	72,629
Nobel Corp. PLC	17,113	574,312
Oceaneering International Inc.	7,289	569,490
Oil States International Inc.[a]	3,530	226,238
Patterson-UTI Energy Inc.	9,695	338,743
Pioneer Energy Services Corp.[a]	4,097	71,861
Rowan Companies PLC Class A	8,260	263,742
Schlumberger Ltd.	86,828	10,241,363

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

SEACOR Holdings Inc.[a]	1,226	$100,838
Superior Energy Services Inc.	10,399	375,820
Tesco Corp.	2,082	44,430
TETRA Technologies Inc.[a]	5,027	59,218
Tidewater Inc.	3,276	183,947
Transocean Ltd.	22,835	1,028,260
Unit Corp.[a]	2,925	201,328

		29,239,568
FOOD & STAPLES RETAILING — 2.04%
Andersons Inc. (The)	1,768	91,193
Casey’s General Stores Inc.	2,619	184,090
Costco Wholesale Corp.	29,177	3,360,023
CVS Caremark Corp.	77,970	5,876,599
Kroger Co. (The)	34,004	1,680,818
Safeway Inc.	15,325	526,261
SpartanNash Co.	2,442	51,306
SUPERVALU Inc.[a]	13,832	113,699
Sysco Corp.	39,045	1,462,235
United Natural Foods Inc.[a]	3,271	212,942
Wal-Mart Stores Inc.	107,485	8,068,899
Walgreen Co.	58,553	4,340,534
Whole Foods Market Inc.	24,536	947,826

		26,916,425
FOOD PRODUCTS — 1.69%
Annie’s Inc.[a]	1,256	42,478
Archer-Daniels-Midland Co.	43,601	1,923,240
B&G Foods Inc. Class A	3,492	114,153
Cal-Maine Foods Inc.	907	67,408
Calavo Growers Inc.	870	29,432
Campbell Soup Co.	12,042	551,644
ConAgra Foods Inc.	28,149	835,462
Darling Ingredients Inc.[a]	11,190	233,871
Dean Foods Co.	6,663	117,202
Diamond Foods Inc.[a]	1,453	40,975
Flowers Foods Inc.	11,981	252,559
General Mills Inc.	40,882	2,147,940
Hain Celestial Group Inc.[a]	3,361	298,255
Hershey Co. (The)	9,953	969,124
Hillshire Brands Co. (The)	8,222	512,231
Hormel Foods Corp.	9,053	446,766
Ingredion Inc.	5,049	378,877
J&J Snack Foods Corp.	906	85,273
J.M. Smucker Co. (The)	6,865	731,603
Kellogg Co.	16,934	1,112,564
Keurig Green Mountain Inc.	8,477	1,056,319
Kraft Foods Group Inc.	39,659	2,377,557
Lancaster Colony Corp.	1,223	116,381
McCormick & Co. Inc. NVS	8,767	627,630
Mead Johnson Nutrition Co. Class A	13,459	1,253,975
Mondelez International Inc. Class A	112,813	4,242,897
Post Holdings Inc.[a]	2,873	146,264
Sanderson Farms Inc.	1,428	138,802
Seneca Foods Corp. Class Aa	589	18,023
Snyders-Lance Inc.	3,268	86,471
Tootsie Roll Industries Inc.	1,233	36,299
TreeHouse Foods Inc.[a,b]	2,515	201,376
Tyson Foods Inc. Class A	18,385	690,173

Security	Shares	Value

WhiteWave Foods Co. (The) Class Aa	11,475	$371,446

		22,254,670
GAS UTILITIES — 0.23%
AGL Resources Inc.	7,883	433,802
Atmos Energy Corp.	6,791	362,639
Laclede Group Inc. (The)	2,774	134,678
National Fuel Gas Co.	5,566	435,818
New Jersey Resources Corp.	2,906	166,107
Northwest Natural Gas Co.	1,749	82,465
ONE GAS Inc.	3,410	128,728
Piedmont Natural Gas Co.	5,062	189,369
Questar Corp.	11,495	285,076
South Jersey Industries Inc.	2,079	125,592
Southwest Gas Corp.	3,193	168,559
UGI Corp.	7,592	383,396
WGL Holdings Inc.	3,514	151,453

		3,047,682
HEALTH CARE EQUIPMENT & SUPPLIES — 2.22%
Abaxis Inc.	1,464	64,870
Abbott Laboratories	100,173	4,097,076
ABIOMED Inc.[a,b]	2,395	60,210
Align Technology Inc.[a]	4,757	266,582
Analogic Corp.	855	66,895
Anika Therapeutics Inc.[a]	786	36,415
Baxter International Inc.	36,128	2,612,054
Becton, Dickinson and Co.	12,879	1,523,586
Boston Scientific Corp.[a]	87,874	1,122,151
C.R. Bard Inc.	5,090	727,921
Cantel Medical Corp.	2,286	83,713
CareFusion Corp.[a]	13,904	616,642
CONMED Corp.	1,790	79,029
Cooper Companies Inc. (The)	3,193	432,747
Covidien PLC	30,011	2,706,392
CryoLife Inc.	2,029	18,160
Cyberonics Inc.[a,b]	1,704	106,432
Cynosure Inc. Class Aa	1,267	26,924
DENTSPLY International Inc.	9,396	444,901
Edwards Lifesciences Corp.[a]	7,012	601,910
Greatbatch Inc.[a]	1,772	86,934
Haemonetics Corp.[a]	3,283	115,824
Hill-Rom Holdings Inc.	3,751	155,704
Hologic Inc.[a,b]	18,309	464,133
ICU Medical Inc.[a]	858	52,175
IDEXX Laboratories Inc.[a]	3,447	460,416
Integra LifeSciences Holdings Corp.[a]	1,541	72,519
Intuitive Surgical Inc.[a]	2,552	1,050,914
Invacare Corp.	2,061	37,861
Masimo Corp.[a]	3,483	82,199
Medtronic Inc.	66,631	4,248,393
Meridian Bioscience Inc.	2,649	54,675
Merit Medical Systems Inc.[a,b]	2,669	40,302
Natus Medical Inc.[a]	1,787	44,925
Neogen Corp.[a]	2,550	103,199
NuVasive Inc.[a]	3,155	112,223
ResMed Inc.[b]	9,433	477,593
Sirona Dental Systems Inc.[a]	3,627	299,082
St. Jude Medical Inc.	18,892	1,308,271
Steris Corp.	3,826	204,615
Stryker Corp.	19,783	1,668,103

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

SurModics Inc.[a,b]	873	$18,700
Symmetry Medical Inc.[a]	2,368	20,980
Teleflex Inc.	2,697	284,803
Thoratec Corp.[a]	3,849	134,176
Varian Medical Systems Inc.[a]	6,961	578,738
West Pharmaceutical Services Inc.	4,636	195,546
Zimmer Holdings Inc.	11,227	1,166,036

		29,233,649
HEALTH CARE PROVIDERS & SERVICES — 2.19%
Aetna Inc.	23,844	1,933,271
Air Methods Corp.[a]	2,300	118,795
Almost Family Inc.[a]	569	12,563
Amedisys Inc.[a]	1,816	30,400
AmerisourceBergen Corp.	15,073	1,095,204
AMN Healthcare Services Inc.[a]	3,229	39,717
AmSurg Corp.[a]	2,735	124,634
Bio-Reference Laboratories Inc.[a]	1,722	52,039
Cardinal Health Inc.	22,682	1,555,078
Centene Corp.[a,b]	3,819	288,755
Chemed Corp.[b]	1,202	112,651
Cigna Corp.	17,972	1,652,885
Community Health Systems Inc.[a]	7,685	348,668
CorVel Corp.[a,b]	684	30,903
Cross Country Healthcare Inc.[a]	2,041	13,307
DaVita HealthCare Partners Inc.[a]	11,898	860,463
Ensign Group Inc. (The)	1,361	42,300
Express Scripts Holding Co.[a]	51,531	3,572,644
Gentiva Health Services Inc.[a]	2,028	30,542
Hanger Inc.[a]	2,301	72,366
Health Net Inc.[a]	5,324	221,159
Healthways Inc.[a,b]	2,079	36,466
Henry Schein Inc.[a,b]	5,674	673,334
Humana Inc.	10,343	1,321,008
IPC The Hospitalist Co. Inc.[a]	1,131	50,013
Kindred Healthcare Inc.	4,228	97,667
Laboratory Corp. of America Holdings[a]	5,678	581,427
Landauer Inc.	596	25,032
LHC Group Inc.[a]	918	19,618
LifePoint Hospitals Inc.[a]	2,985	185,368
Magellan Health Inc.[a]	1,779	110,725
McKesson Corp.	15,349	2,858,137
MEDNAX Inc.[a,b]	6,598	383,674
Molina Healthcare Inc.[a,b]	1,814	80,959
MWI Veterinary Supply Inc.[a]	894	126,939
Omnicare Inc.	6,596	439,096
Owens & Minor Inc.[b]	4,118	139,930
Patterson Companies Inc.	5,520	218,095
PharMerica Corp.[a]	1,798	51,405
Quest Diagnostics Inc.	9,675	567,826
Tenet Healthcare Corp.[a]	6,430	301,824
UnitedHealth Group Inc.	65,343	5,341,790
Universal Health Services Inc. Class B	6,041	578,486
VCA Inc.[a]	5,930	208,084
WellCare Health Plans Inc.[a]	2,715	202,702
WellPoint Inc.	18,653	2,007,249

		28,815,198
HEALTH CARE TECHNOLOGY — 0.12%
Allscripts Healthcare Solutions Inc.[a]	10,232	164,224
Cerner Corp.[a]	19,644	1,013,237

Security	Shares	Value

Computer Programs and Systems Inc.	637	$40,513
HealthStream Inc.[a]	1,213	29,476
HMS Holdings Corp.[a,b]	5,629	114,888
Medidata Solutions Inc.[a,b]	3,311	141,744
Omnicell Inc.[a]	2,641	75,823
Quality Systems Inc.	2,617	42,003

		1,621,908
HOTELS, RESTAURANTS & LEISURE — 1.72%
Bally Technologies Inc.[a,b]	2,537	166,732
Biglari Holdings Inc.[a]	87	36,798
BJ’s Restaurants Inc.[a]	1,510	52,714
Bob Evans Farms Inc.	1,546	77,377
Boyd Gaming Corp.[a,b]	4,942	59,946
Brinker International Inc.	4,283	208,368
Buffalo Wild Wings Inc.[a]	1,227	203,326
Carnival Corp.	29,367	1,105,668
Cheesecake Factory Inc. (The)	2,979	138,285
Chipotle Mexican Grill Inc.[a]	2,072	1,227,681
Cracker Barrel Old Country Store Inc.	1,531	152,442
Darden Restaurants Inc.	8,805	407,407
DineEquity Inc.	1,147	91,175
Domino’s Pizza Inc.	3,777	276,061
International Game Technology	16,532	263,024
International Speedway Corp. Class A	1,773	59,005
Interval Leisure Group Inc.	2,639	57,900
Jack in the Box Inc.	2,690	160,970
Life Time Fitness Inc.[a,b]	2,417	117,805
Marcus Corp. (The)	1,192	21,754
Marriott International Inc. Class A	14,741	944,898
Marriott Vacations Worldwide Corp.[a]	2,033	119,195
McDonald’s Corp.	65,911	6,639,874
Monarch Casino & Resort Inc.[a]	624	9,447
Multimedia Games Holding Co. Inc.[a]	1,804	53,471
Panera Bread Co. Class Aa	1,748	261,903
Papa John’s International Inc.	2,050	86,899
Pinnacle Entertainment Inc.[a]	2,770	69,749
Red Robin Gourmet Burgers Inc.[a]	825	58,740
Ruby Tuesday Inc.[a]	4,068	30,876
Ruth’s Hospitality Group Inc.	2,383	29,430
Scientific Games Corp. Class Aa	3,577	39,776
Sonic Corp.[a]	3,305	72,974
Starbucks Corp.	50,192	3,883,857
Starwood Hotels & Resorts Worldwide Inc.	12,876	1,040,638
Texas Roadhouse Inc.	4,093	106,418
Wendy’s Co. (The)	17,405	148,465
Wyndham Worldwide Corp.	8,472	641,500
Wynn Resorts Ltd.	5,414	1,123,730
Yum! Brands Inc.	29,480	2,393,776

		22,640,054
HOUSEHOLD DURABLES — 0.55%
D.R. Horton Inc.	19,126	470,117
Ethan Allen Interiors Inc.[b]	1,714	42,404
Garmin Ltd.	8,211	500,050
Harman International Industries Inc.	4,598	493,963
Helen of Troy Ltd.[a]	1,827	110,771
iRobot Corp.[a,b]	2,042	83,620
Jarden Corp.[a]	8,011	475,453
KB Home	6,176	115,368
La-Z-Boy Inc.	3,280	75,998

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

Leggett & Platt Inc.	9,412	$322,643
Lennar Corp. Class A	11,661	489,529
M.D.C. Holdings Inc.	2,648	80,208
M/I Homes Inc.[a]	1,487	36,089
Meritage Homes Corp.[a],b	2,394	101,051
Mohawk Industries Inc.[a]	4,065	562,352
Newell Rubbermaid Inc.	18,596	576,290
NVR Inc.[a]	270	310,662
PulteGroup Inc.	22,567	454,951
Ryland Group Inc. (The)	3,211	126,642
Standard-Pacific Corp.[a,b]	9,767	83,996
Tempur Sealy International Inc.[a]	4,135	246,859
Toll Brothers Inc.[a]	10,770	397,413
Tupperware Brands Corp.	3,434	287,426
Universal Electronics Inc.[a]	911	44,530
Whirlpool Corp.	5,225	727,424

		7,215,809
HOUSEHOLD PRODUCTS — 1.74%
Central Garden & Pet Co. Class Aa	2,363	21,740
Church & Dwight Co. Inc.	9,165	641,092
Clorox Co. (The)	8,576	783,846
Colgate-Palmolive Co.	57,983	3,953,281
Energizer Holdings Inc.	4,118	502,519
Kimberly-Clark Corp.	25,128	2,794,736
Procter & Gamble Co. (The)	180,432	14,180,151
WD-40 Co.	903	67,924

		22,945,289
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.11%
AES Corp. (The)	43,733	680,048
NRG Energy Inc.	22,532	838,190

		1,518,238
INDUSTRIAL CONGLOMERATES — 2.13%
3M Co.	41,451	5,937,441
Carlisle Companies Inc.	4,319	374,112
Danaher Corp.	40,074	3,155,026
General Electric Co.	668,615	17,571,202
Roper Industries Inc.	6,655	971,697

		28,009,478
INSURANCE — 2.97%
ACE Ltd.	22,584	2,341,961
Aflac Inc.	30,304	1,886,424
Alleghany Corp.[a]	1,094	479,303
Allstate Corp. (The)	29,039	1,705,170
American Financial Group Inc.	4,691	279,396
American International Group Inc.	96,473	5,265,496
Amerisafe Inc.	1,168	47,503
Aon PLC	19,780	1,781,980
Arthur J. Gallagher & Co.	10,486	488,648
Aspen Insurance Holdings Ltd.	4,372	198,576
Assurant Inc.	4,749	311,297
Brown & Brown Inc.	7,925	243,377
Chubb Corp. (The)	16,351	1,507,072
Cincinnati Financial Corp.	9,942	477,614
eHealth Inc.[a]	1,155	43,855
Employers Holdings Inc.	2,065	43,737

Security	Shares	Value

Everest Re Group Ltd.	3,077	$493,828
First American Financial Corp.	6,998	194,474
Genworth Financial Inc. Class Aa	32,963	573,556
Hanover Insurance Group Inc. (The)	2,940	185,661
Hartford Financial Services Group Inc. (The)	30,064	1,076,592
HCC Insurance Holdings Inc.	6,754	330,541
HCI Group Inc.	649	26,349
Horace Mann Educators Corp.	2,621	81,959
Infinity Property and Casualty Corp.	852	57,280
Kemper Corp.	3,568	131,516
Lincoln National Corp.	17,676	909,253
Loews Corp.	20,515	902,865
Marsh & McLennan Companies Inc.	36,746	1,904,178
Meadowbrook Insurance Group Inc.	3,475	24,985
Mercury General Corp.	954	44,876
MetLife Inc.	75,057	4,170,167
Navigators Group Inc. (The)[a]	639	42,845
Old Republic International Corp.	15,874	262,556
Primerica Inc.	3,617	173,073
Principal Financial Group Inc.	18,261	921,815
ProAssurance Corp.	4,056	180,086
Progressive Corp. (The)	36,193	917,855
Protective Life Corp.	5,244	363,567
Prudential Financial Inc.	30,834	2,737,134
Reinsurance Group of America Inc.	4,549	358,916
RenaissanceRe Holdings Ltd.	2,691	287,937
RLI Corp.	2,276	104,195
Safety Insurance Group Inc.	842	43,262
Selective Insurance Group Inc.	3,515	86,891
StanCorp Financial Group Inc.	2,910	186,240
Stewart Information Services Corp.	1,575	48,841
Torchmark Corp.	5,841	478,495
Travelers Companies Inc. (The)	23,183	2,180,825
United Fire Group Inc.	1,445	42,367
Universal Insurance Holdings Inc.	1,844	23,917
Unum Group	17,154	596,273
W.R. Berkley Corp.	7,011	324,679
XL Group PLC	18,274	598,108

		39,169,366
INTERNET & CATALOG RETAIL — 1.19%
Amazon.com Inc.[a]	24,861	8,074,356
Blue Nile Inc.[a,b]	902	25,256
Expedia Inc.	6,830	537,931
FTD Companies Inc.[a,b]	1,220	38,784
HSN Inc.	2,127	126,004
Netflix Inc.[a]	3,994	1,759,756
NutriSystem Inc.	1,802	30,832
PetMed Express Inc.	1,215	16,378
Priceline Group Inc/The[a]	3,498	4,208,094
TripAdvisor Inc.[a,b]	7,434	807,778

		15,625,169
INTERNET SOFTWARE & SERVICES — 2.96%
Akamai Technologies Inc.[a]	11,990	732,109
AOL Inc.[a]	5,388	214,389
Blucora Inc.[a]	2,935	55,383
comScore Inc.[a]	2,340	83,023
Conversant Inc.[a,b]	4,015	101,981
Dealertrack Technologies Inc.[a]	2,918	132,302
Dice Holdings Inc.[a]	1,791	13,630

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

Digital River Inc.[a]	2,312	$35,674
eBay Inc.[a]	76,061	3,807,614
Equinix Inc.[a,b]	3,347	703,171
Facebook Inc. Class Aa	114,660	7,715,471
Google Inc. Class Aa	18,887	11,042,662
Google Inc. Class Ca	18,887	10,865,313
j2 Global Inc.[b]	2,924	148,715
Liquidity Services Inc.[a,b]	1,742	27,454
LivePerson Inc.[a]	3,195	32,429
LogMeIn Inc.[a]	1,427	66,527
Monster Worldwide Inc.[a]	5,462	35,722
NIC Inc.	3,846	60,959
OpenTable Inc.[a]	1,585	164,206
Perficient Inc.[a]	2,052	39,952
QuinStreet Inc.[a]	1,746	9,621
Rackspace Hosting Inc.[a]	7,621	256,523
Stamps.com Inc.[a]	861	29,007
VeriSign Inc.[a,b]	8,308	405,514
XO Group Inc.[a]	1,238	15,128
Yahoo! Inc.[a]	62,324	2,189,442

		38,983,921
IT SERVICES — 3.21%
Accenture PLC Class A	42,229	3,413,792
Acxiom Corp.[a]	4,958	107,539
Alliance Data Systems Corp.[a,b]	3,619	1,017,844
Automatic Data Processing Inc.	32,078	2,543,144
Broadridge Financial Solutions Inc.	8,062	335,702
CACI International Inc. Class Aa	1,475	103,560
Cardtronics Inc.[a,b]	2,891	98,525
CIBER Inc.[a]	4,963	24,517
Cognizant Technology Solutions Corp. Class Aa	40,706	1,990,931
Computer Sciences Corp.	9,692	612,534
Convergys Corp.	6,672	143,048
CoreLogic Inc.[a]	6,072	184,346
CSG Systems International Inc.	2,309	60,288
DST Systems Inc.	2,306	212,544
ExlService Holdings Inc.[a]	2,282	67,205
Fidelity National Information Services Inc.	19,181	1,049,968
Fiserv Inc.[a]	16,678	1,006,017
Forrester Research Inc.	900	34,092
Gartner Inc.[a]	6,041	426,011
Global Payments Inc.	4,745	345,673
Heartland Payment Systems Inc.	2,325	95,813
Higher One Holdings Inc.[a]	2,011	7,662
iGATE Corp.[a]	2,041	74,272
International Business Machines Corp.	63,445	11,500,675
Jack Henry & Associates Inc.	5,590	332,214
Leidos Holdings Inc.	4,247	162,830
ManTech International Corp. Class Ab	1,476	43,572
MasterCard Inc. Class A	67,013	4,923,445
MAXIMUS Inc.	4,624	198,925
NeuStar Inc. Class Aa,b	2,311	60,132
Paychex Inc.	21,761	904,387
Science Applications International Corp.	2,678	118,261
Sykes Enterprises Inc.[a]	2,362	51,326
TeleTech Holdings Inc.[a]	1,077	31,222
Teradata Corp.[a,b]	10,577	425,195
Total System Services Inc.	11,171	350,881
VeriFone Systems Inc.[a]	7,529	276,691
Virtusa Corp.[a]	1,728	61,862
Visa Inc. Class A	33,523	7,063,631

Security	Shares	Value

Western Union Co.	35,955	$623,460
WEX Inc.[a]	2,580	270,823
Xerox Corp.	72,939	907,361

		42,261,920
LEISURE EQUIPMENT & PRODUCTS — 0.17%
Arctic Cat Inc.	891	35,123
Brunswick Corp.	6,121	257,878
Callaway Golf Co.	5,316	44,229
Hasbro Inc.	7,613	403,870
Mattel Inc.	22,526	877,838
Polaris Industries Inc.	4,361	567,976
Sturm, Ruger & Co. Inc.[b]	1,380	81,434

		2,268,348
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Affymetrix Inc.[a,b]	4,703	41,904
Agilent Technologies Inc.	22,265	1,278,902
Albany Molecular Research Inc.[a]	1,234	24,828
Bio-Rad Laboratories Inc. Class Aa	1,395	166,995
Cambrex Corp.[a]	1,783	36,908
Charles River Laboratories International Inc.[a]	3,194	170,943
Covance Inc.[a]	3,802	325,375
Luminex Corp.[a]	2,390	40,989
Mettler-Toledo International Inc.[a]	1,941	491,422
PAREXEL International Corp.[a]	3,826	202,166
PerkinElmer Inc.	7,631	357,436
TECHNE Corp.	2,281	211,152
Thermo Fisher Scientific Inc.	26,570	3,135,260
Waters Corp.[a]	5,632	588,206

		7,072,486
MACHINERY — 2.11%
Actuant Corp. Class A	4,734	163,654
AGCO Corp.	5,891	331,192
Albany International Corp. Class A	1,778	67,493
Astec Industries Inc.	1,107	48,575
Barnes Group Inc.	3,198	123,251
Briggs & Stratton Corp.	3,245	66,393
Caterpillar Inc.	41,636	4,524,584
CIRCOR International Inc.	1,160	89,471
CLARCOR Inc.	3,466	214,372
Crane Co.	3,214	238,993
Cummins Inc.	11,413	1,760,912
Deere & Co.	24,199	2,191,219
Donaldson Co. Inc.	8,824	373,432
Dover Corp.	11,118	1,011,182
EnPro Industries Inc.[a,b]	1,588	116,178
ESCO Technologies Inc.	1,740	60,274
Federal Signal Corp.	4,079	59,757
Flowserve Corp.	9,162	681,195
Graco Inc.	4,087	319,113
Harsco Corp.	5,282	140,660
Hillenbrand Inc.	4,111	134,101
IDEX Corp.	5,321	429,618
Illinois Tool Works Inc.	25,256	2,211,415
Ingersoll-Rand PLC	16,792	1,049,668
ITT Corp.	6,203	298,364
John Bean Technologies Corp.	1,788	55,410
Joy Global Inc.	6,720	413,818

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

Kennametal Inc.	5,274	$244,081
Lincoln Electric Holdings Inc.	5,343	373,369
Lindsay Corp.[b]	852	71,968
Lydall Inc.[a]	1,182	32,351
Mueller Industries Inc.	3,628	106,699
Nordson Corp.	4,028	323,005
Oshkosh Corp.	5,771	320,464
PACCAR Inc.	23,724	1,490,579
Pall Corp.	7,363	628,727
Parker Hannifin Corp.	9,930	1,248,499
Pentair PLC	12,936	932,944
Snap-on Inc.	3,852	456,539
SPX Corp.	2,878	311,428
Standex International Corp.	866	64,500
Stanley Black & Decker Inc.	10,462	918,773
Tennant Co.	1,198	91,431
Terex Corp.	7,385	303,524
Timken Co. (The)	5,079	344,559
Titan International Inc.	3,839	64,572
Toro Co. (The)	3,822	243,079
Trinity Industries Inc.	10,534	460,546
Valmont Industries Inc.	1,771	269,103
Wabtec Corp.	6,384	527,255
Watts Water Technologies Inc. Class A	1,816	112,102
Woodward Inc.	3,854	193,394
Xylem Inc.	12,339	482,208

		27,789,993
MARINE — 0.04%
Kirby Corp.[a]	3,780	442,789
Matson Inc.	2,673	71,743

		514,532
MEDIA — 3.30%
AMC Networks Inc. Class Aa	4,023	247,374
Cablevision NY Group Class A	14,113	249,095
CBS Corp. Class B NVS[b]	35,357	2,197,084
Cinemark Holdings Inc.	6,816	241,014
Comcast Corp. Class A	173,363	9,306,126
DIRECTV[a]	31,252	2,656,733
Discovery Communications Inc. Series Aa	14,562	1,081,665
DreamWorks Animation SKG Inc. Class Aa,b	4,661	108,415
E.W. Scripps Co. (The) Class Aa	2,065	43,695
Gannett Co. Inc.	15,014	470,088
Harte-Hanks Inc.	2,942	21,153
Interpublic Group of Companies Inc. (The)	28,178	549,753
John Wiley & Sons Inc. Class A	3,182	192,797
Lamar Advertising Co. Class A	4,363	231,239
Live Nation Entertainment Inc.[a]	9,429	232,802
Meredith Corp.	2,389	115,532
New York Times Co. (The) Class A	8,741	132,951
News Corp. Class A NVS[a]	32,976	591,589
Omnicom Group Inc.	17,284	1,230,967
Scholastic Corp.	1,726	58,839
Scripps Networks Interactive Inc. Class A	7,150	580,151
Sizmek Inc.[a]	1,783	16,992
Time Inc.[a]	7,332	177,581
Time Warner Cable Inc.	18,543	2,731,384
Time Warner Inc.	58,830	4,132,808
Twenty-First Century Fox Inc. Class A	127,689	4,488,268
Viacom Inc. Class B NVS	26,029	2,257,495

Security	Shares	Value

Walt Disney Co. (The)	107,395	$9,208,047

		43,551,637
METALS & MINING — 0.68%
A.M. Castle & Co.a,[b]	1,142	12,608
AK Steel Holding Corp.[a,b]	9,133	72,699
Alcoa Inc.	78,554	1,169,669
Allegheny Technologies Inc.	7,380	332,838
Carpenter Technology Corp.	3,526	223,019
Century Aluminum Co.[a,b]	3,573	56,025
Cliffs Natural Resources Inc.[b]	10,040	151,102
Commercial Metals Co.	7,947	137,563
Compass Minerals International Inc.	2,296	219,819
Freeport-McMoRan Copper & Gold Inc.	69,165	2,524,522
Gerber Scientific Inc. Escrow[a,d]	664	7
Globe Specialty Metals Inc.	4,093	85,053
Haynes International Inc.	845	47,819
Kaiser Aluminum Corp.	1,189	86,642
Materion Corp.	1,228	45,424
Newmont Mining Corp.	33,263	846,211
Nucor Corp.	21,245	1,046,316
Olympic Steel Inc.	597	14,776
Reliance Steel & Aluminum Co.	5,236	385,946
Royal Gold Inc.	4,370	332,644
RTI International Metals Inc.[a]	2,018	53,659
Steel Dynamics Inc.	14,731	264,421
Stillwater Mining Co.[a,b]	7,649	134,240
SunCoke Energy Inc.[a]	4,445	95,567
United States Steel Corp.[b]	9,686	252,223
US Silica Holdings Inc.	3,542	196,368
Worthington Industries Inc.	3,549	152,749

		8,939,929
MULTI-UTILITIES — 1.17%
Alliant Energy Corp.	7,333	446,286
Ameren Corp.	16,136	659,640
Avista Corp.	4,116	137,968
Black Hills Corp.	2,913	178,829
CenterPoint Energy Inc.	28,803	735,629
CMS Energy Corp.	18,000	560,700
Consolidated Edison Inc.	19,618	1,132,743
Dominion Resources Inc.	38,719	2,769,183
DTE Energy Co.	11,838	921,825
Integrys Energy Group Inc.	5,322	378,554
MDU Resources Group Inc.	12,618	442,892
NiSource Inc.	20,972	825,039
NorthWestern Corp.	2,694	140,600
PG&E Corp.	31,071	1,492,029
Public Service Enterprise Group Inc.	33,808	1,379,028
SCANA Corp.	9,436	507,751
Sempra Energy	15,184	1,589,917
TECO Energy Inc.	13,484	249,184
Vectren Corp.	5,622	238,935
Wisconsin Energy Corp.	14,930	700,516

		15,487,248
MULTILINE RETAIL — 0.60%
Big Lots Inc.[a]	3,806	173,934
Dollar General Corp.[a]	20,272	1,162,802
Dollar Tree Inc.[a]	13,832	753,291

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

Family Dollar Stores Inc.	6,475	$428,256
Fred’s Inc. Class A	2,040	31,192
J.C. Penney Co. Inc.[a,b]	17,139	155,108
Kohl’s Corp.	13,033	686,578
Macy’s Inc.	24,114	1,399,094
Nordstrom Inc.	9,316	632,836
Target Corp.	42,177	2,444,157
Tuesday Morning Corp.[a,b]	2,301	41,004

		7,908,252
OIL, GAS & CONSUMABLE FUELS — 7.96%
Anadarko Petroleum Corp.	33,672	3,686,074
Apache Corp.	25,676	2,583,519
Approach Resources Inc.[a,b]	2,348	53,370
Arch Coal Inc.[b]	13,829	50,476
Bill Barrett Corp.[a,b]	3,184	85,268
Cabot Oil & Gas Corp.	27,819	949,741
Carrizo Oil & Gas Inc.[a]	2,720	188,387
Chesapeake Energy Corp.	33,756	1,049,136
Chevron Corp.	126,933	16,571,103
Cimarex Energy Co.	5,830	836,372
Cloud Peak Energy Inc.[a]	3,875	71,378
Comstock Resources Inc.	2,983	86,030
ConocoPhillips	81,864	7,018,201
CONSOL Energy Inc.	15,359	707,589
Contango Oil & Gas Co.[a]	1,173	49,630
Denbury Resources Inc.	23,839	440,068
Devon Energy Corp.	25,558	2,029,305
Energen Corp.	4,900	435,512
EOG Resources Inc.	36,446	4,259,080
EQT Corp.	10,190	1,089,311
Exxon Mobil Corp.	286,328	28,827,503
Forest Oil Corp.[a,b]	7,384	16,836
Green Plains Inc.	2,071	68,074
Gulfport Energy Corp.[a]	5,781	363,047
Hess Corp.	17,658	1,746,200
HollyFrontier Corp.	13,164	575,135
Kinder Morgan Inc.	44,472	1,612,555
Marathon Oil Corp.	45,234	1,805,741
Marathon Petroleum Corp.	19,314	1,507,844
Murphy Oil Corp.	11,281	749,961
Newfield Exploration Co.[a]	9,191	406,242
Noble Energy Inc.	23,894	1,850,829
Northern Oil and Gas Inc.[a,b]	4,101	66,805
Occidental Petroleum Corp.	52,389	5,376,683
ONEOK Inc.	13,786	938,551
PDC Energy Inc.[a,b]	2,339	147,708
Peabody Energy Corp.	18,452	301,690
Penn Virginia Corp.[a]	3,149	53,376
PetroQuest Energy Inc.[a]	3,554	26,726
Phillips 66	37,708	3,032,854
Pioneer Natural Resources Co.	9,526	2,189,170
QEP Resources Inc.	12,149	419,140
Range Resources Corp.	11,265	979,492
Rosetta Resources Inc.[a]	4,200	230,370
SM Energy Co.	4,538	381,646
Southwestern Energy Co.[a]	23,468	1,067,559
Spectra Energy Corp.	44,694	1,898,601
Stone Energy Corp.[a]	3,637	170,175
Swift Energy Co.[a,b]	2,684	34,838
Synergy Resources Corp.[a]	4,272	56,604
Tesoro Corp.	8,589	503,917

Security	Shares	Value

Valero Energy Corp.	35,674	$1,787,267
Williams Companies Inc. (The)	49,105	2,858,402
World Fuel Services Corp.	4,710	231,873
WPX Energy Inc.[a]	13,739	328,499

		104,851,463
PAPER & FOREST PRODUCTS — 0.18%
Boise Cascade Co.[a]	2,083	59,657
Clearwater Paper Corp.[a,b]	1,480	91,346
Deltic Timber Corp.	864	52,203
Domtar Corp.	4,238	181,598
International Paper Co.	28,905	1,458,836
KapStone Paper and Packaging Corp.[a]	5,238	173,535
Louisiana-Pacific Corp.[a]	9,062	136,111
Neenah Paper Inc.	1,228	65,268
P.H. Glatfelter Co.	2,894	76,778
Schweitzer-Mauduit International Inc.	2,061	89,983
Wausau Paper Corp.	3,260	35,273

		2,420,588
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.	29,394	429,446
Estee Lauder Companies Inc. (The) Class A	16,858	1,251,875
Inter Parfums Inc.	1,149	33,953
Medifast Inc.[a]	876	26,639

		1,741,913
PHARMACEUTICALS — 5.58%
AbbVie Inc.	106,042	5,985,011
Actavis PLC[a]	12,340	2,752,437
Akorn Inc.[a,b]	4,983	165,685
Allergan Inc.	19,886	3,365,109
Bristol-Myers Squibb Co.	110,516	5,361,131
Eli Lilly and Co.	65,679	4,083,263
Endo International PLC[a]	9,356	655,107
Forest Laboratories Inc.[a]	16,041	1,588,059
Hospira Inc.[a]	11,159	573,238
Impax Laboratories Inc.[a]	4,396	131,836
Johnson & Johnson	188,639	19,735,412
Lannett Co. Inc.[a]	1,836	91,102
Mallinckrodt PLC[a]	3,878	310,318
Medicines Co. (The)[a,b]	4,135	120,163
Merck & Co. Inc.	194,865	11,272,940
Mylan Inc.[a]	24,999	1,288,949
Perrigo Co. PLC	8,937	1,302,657
Pfizer Inc.	425,329	12,623,765
Prestige Brands Holdings Inc.[a]	3,596	121,868
Questcor Pharmaceuticals Inc.	3,799	351,370
Sagent Pharmaceuticals Inc.[a]	1,424	36,825
Salix Pharmaceuticals Ltd.[a]	4,224	521,030
Zoetis Inc.	33,279	1,073,913

		73,511,188
PROFESSIONAL SERVICES — 0.31%
CDI Corp.	838	12,076
Corporate Executive Board Co. (The)	2,307	157,383
Dun & Bradstreet Corp. (The)	2,433	268,117
Equifax Inc.	8,177	593,159
Exponent Inc.	889	65,884

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

FTI Consulting Inc.[a]	2,655	$100,412
Heidrick & Struggles International Inc.	1,166	21,571
Insperity Inc.	1,465	48,345
Kelly Services Inc. Class A	1,789	30,717
Korn/Ferry International[a]	3,541	103,999
Manpowergroup Inc.	5,247	445,208
Navigant Consulting Inc.[a]	3,286	57,341
Nielsen NV	20,166	976,236
On Assignment Inc.[a]	2,986	106,212
Resources Connection Inc.	2,958	38,779
Robert Half International Inc.	9,051	432,095
Towers Watson & Co. Class A	4,321	450,378
TrueBlue Inc.[a]	2,577	71,048
WageWorks Inc.[a,b]	1,963	94,636

		4,073,596
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.90%
Acadia Realty Trust	3,940	110,675
Agree Realty Corp.	820	24,789
Alexandria Real Estate Equities Inc.	4,859	377,253
American Assets Trust Inc.	1,724	59,564
American Campus Communities Inc.	7,009	268,024
American Tower Corp.	26,376	2,373,312
Apartment Investment and Management Co. Class A	9,684	312,503
Associated Estates Realty Corp.	4,157	74,909
AvalonBay Communities Inc.	8,129	1,155,862
BioMed Realty Trust Inc.	12,946	282,611
Boston Properties Inc.	10,201	1,205,554
Camden Property Trust	5,768	410,393
Capstead Mortgage Corp.[b]	4,779	62,844
CareTrust REIT Inc.[a]	1,461	28,928
Cedar Realty Trust Inc.	3,598	22,487
Chesapeake Lodging Trust	3,170	95,829
CoreSite Realty Corp.	1,427	47,191
Corporate Office Properties Trust	5,635	156,709
Corrections Corp. of America	7,648	251,237
Cousins Properties Inc.	12,303	153,172
Crown Castle International Corp.	22,289	1,655,181
DiamondRock Hospitality Co.	13,207	169,314
Duke Realty Corp.	22,127	401,826
EastGroup Properties Inc.	2,008	128,974
EPR Properties	3,518	196,551
Equity One Inc.	4,166	98,276
Equity Residential	22,329	1,406,727
Essex Property Trust Inc.	4,190	774,773
Extra Space Storage Inc.	7,397	393,890
Federal Realty Investment Trust	4,463	539,666
Franklin Street Properties Corp.[b]	5,869	73,832
General Growth Properties Inc.	34,773	819,252
GEO Group Inc. (The)	4,812	171,933
Getty Realty Corp.	1,776	33,886
Government Properties Income Trust[b]	2,645	67,157
HCP Inc.	30,694	1,270,118
Health Care REIT Inc.	20,338	1,274,582
Healthcare Realty Trust Inc.	6,173	156,918
Highwoods Properties Inc.	6,140	257,573
Home Properties Inc.	3,759	240,426
Hospitality Properties Trust	9,816	298,406
Host Hotels & Resorts Inc.	50,302	1,107,147
Inland Real Estate Corp.[b]	5,231	55,606
Kilroy Realty Corp.	5,568	346,775
Kimco Realty Corp.	27,561	633,352

Security	Shares	Value

Kite Realty Group Trust	8,250	$50,655
LaSalle Hotel Properties	6,801	240,007
Lexington Realty Trust[b]	13,570	149,406
Liberty Property Trust	9,778	370,880
LTC Properties Inc.	2,387	93,188
Macerich Co. (The)	9,347	623,912
Mack-Cali Realty Corp.	6,178	132,703
Medical Properties Trust Inc.	11,286	149,427
Mid-America Apartment Communities Inc.	5,070	370,363
National Retail Properties Inc.[b]	8,184	304,363
Omega Healthcare Investors Inc.[b]	8,352	307,855
Parkway Properties Inc.	5,107	105,460
Pennsylvania Real Estate Investment Trust	4,380	82,432
Plum Creek Timber Co. Inc.	11,948	538,855
Post Properties Inc.	3,555	190,050
Potlatch Corp.	2,627	108,758
Prologis Inc.	33,440	1,374,050
PS Business Parks Inc.	1,417	118,305
Public Storage	9,690	1,660,381
Rayonier Inc.	8,483	301,571
Realty Income Corp.[b]	14,861	660,126
Regency Centers Corp.	6,245	347,722
Retail Opportunity Investments Corp.	5,767	90,715
Sabra Healthcare REIT Inc.	3,043	87,364
Saul Centers Inc.[b]	900	43,740
Senior Housing Properties Trust	13,395	325,365
Simon Property Group Inc.	20,704	3,442,661
SL Green Realty Corp.	5,506	602,411
Sovran Self Storage Inc.	2,247	173,581
Tanger Factory Outlet Centers Inc.	6,538	228,634
Taubman Centers Inc.	4,177	316,658
UDR Inc.	16,567	474,313
Universal Health Realty Income Trust	338	14,696
Urstadt Biddle Properties Inc. Class A	793	16,558
Ventas Inc.	18,113	1,161,043
Vornado Realty Trust	11,661	1,244,578
Washington Prime Group Inc.[a]	9,750	182,715
Weingarten Realty Investors	7,350	241,374
Weyerhaeuser Co.	39,206	1,297,327

		38,270,189
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
Alexander & Baldwin Inc.	2,958	122,609
CBRE Group Inc. Class Aa	18,735	600,270
Forestar Group Inc.[a,b]	2,308	44,060
Jones Lang LaSalle Inc.	2,942	371,839

		1,138,778
ROAD & RAIL — 1.00%
ArcBest Corp.	1,719	74,794
Con-way Inc.	3,834	193,272
CSX Corp.	66,941	2,062,452
Genesee & Wyoming Inc. Class Aa	3,345	351,225
Heartland Express Inc.	3,562	76,013
J.B. Hunt Transport Services Inc.	6,155	454,116
Kansas City Southern Industries Inc.	7,379	793,316
Knight Transportation Inc.	3,816	90,706
Landstar System Inc.	2,980	190,720
Norfolk Southern Corp.	20,654	2,127,982
Old Dominion Freight Line Inc.[a]	4,729	301,143
Roadrunner Transportation Systems Inc.[a]	1,680	47,208

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

Ryder System Inc.	3,496	$307,963
Saia Inc.[a]	1,578	69,321
Union Pacific Corp.	60,401	6,025,000
Werner Enterprises Inc.	2,914	77,250

		13,242,481
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.45%
Advanced Energy Industries Inc.[a]	2,386	45,930
Advanced Micro Devices Inc.[a,b]	44,329	185,738
Altera Corp.	20,796	722,869
Analog Devices Inc.	20,890	1,129,522
Applied Materials Inc.	81,392	1,835,390
Atmel Corp.[a]	27,753	260,046
Avago Technologies Ltd.	16,820	1,212,217
Broadcom Corp. Class A	37,144	1,378,785
Brooks Automation Inc.	4,360	46,957
Cabot Microelectronics Corp.[a]	1,490	66,528
CEVA Inc.[a]	1,478	21,830
Cirrus Logic Inc.[a]	4,417	100,443
Cohu Inc.	1,716	18,361
Cree Inc.[a]	8,228	410,989
Cypress Semiconductor Corp.	9,071	98,965
Diodes Inc.[a]	2,360	68,346
DSP Group Inc.[a]	1,512	12,837
Entropic Communications Inc.[a]	5,837	19,437
Exar Corp.[a]	2,917	32,962
Fairchild Semiconductor International Inc.[a]	8,226	128,326
First Solar Inc.[a]	4,679	332,490
GT Advanced Technologies Inc.[a,b]	9,127	169,762
Hittite Microwave Corp.	2,078	161,980
Integrated Device Technology Inc.[a]	8,836	136,605
Intel Corp.	331,936	10,256,822
International Rectifier Corp.[a]	4,977	138,858
Intersil Corp. Class A	8,879	132,741
KLA-Tencor Corp.	11,147	809,718
Kopin Corp.[a]	4,454	14,520
Kulicke and Soffa Industries Inc.[a]	5,302	75,606
Lam Research Corp.	10,759	727,093
Linear Technology Corp.	15,665	737,352
Micrel Inc.	3,243	36,581
Microchip Technology Inc.	13,294	648,880
Micron Technology Inc.[a]	71,566	2,358,100
Microsemi Corp.[a]	6,128	163,985
MKS Instruments Inc.	3,584	111,964
Monolithic Power Systems Inc.	2,433	103,038
Nanometrics Inc.[a]	1,202	21,936
NVIDIA Corp.	36,997	685,924
Pericom Semiconductor Corp.[a]	1,522	13,759
Power Integrations Inc.	2,098	120,719
RF Micro Devices Inc.[a]	19,531	187,302
Rubicon Technology Inc.[a]	1,188	10,395
Rudolph Technologies Inc.[a]	2,054	20,294
Semtech Corp.[a]	4,439	116,080
Silicon Laboratories Inc.[a]	2,599	128,001
Skyworks Solutions Inc.	12,672	595,077
SunEdison Inc.[a,b]	16,671	376,765
Synaptics Inc.[a]	2,461	223,065
Teradyne Inc.	13,256	259,818
Tessera Technologies Inc.	3,286	72,555
Texas Instruments Inc.	71,992	3,440,498
TriQuint Semiconductor Inc.[a]	11,385	179,997
Ultratech Inc.[a]	1,741	38,615

Security	Shares	Value

Veeco Instruments Inc.[a,b]	2,631	$98,031
Xilinx Inc.	17,955	849,451

		32,350,855
SOFTWARE — 3.54%
ACI Worldwide Inc.[a,b]	2,612	145,828
Adobe Systems Inc.[a]	30,842	2,231,727
Advent Software Inc.	2,689	87,581
ANSYS Inc.[a]	6,135	465,156
Autodesk Inc.[a]	15,210	857,540
Blackbaud Inc.	2,933	104,825
Bottomline Technologies Inc.[a,b]	2,636	78,869
CA Inc.	21,145	607,707
Cadence Design Systems Inc.[a,b]	19,480	340,705
Citrix Systems Inc.[a]	10,913	682,608
CommVault Systems Inc.[a]	2,890	142,101
Compuware Corp.	14,096	140,819
Concur Technologies Inc.[a,b]	3,147	293,741
Ebix Inc.[b]	2,051	29,350
Electronic Arts Inc.[a]	21,003	753,378
EPIQ Systems Inc.	2,051	28,816
FactSet Research Systems Inc.	2,666	320,666
Fair Isaac Corp.	2,304	146,903
Fortinet Inc.[a]	9,102	228,733
Informatica Corp.[a]	7,435	265,058
Interactive Intelligence Group Inc.[a,b]	1,126	63,202
Intuit Inc.	18,915	1,523,225
Manhattan Associates Inc.[a]	5,077	174,801
Mentor Graphics Corp.	6,787	146,396
MICROS Systems Inc.[a]	5,004	339,772
Microsoft Corp.	501,204	20,900,207
MicroStrategy Inc. Class Aa	588	82,685
Monotype Imaging Holdings Inc.	2,839	79,975
NetScout Systems Inc.[a]	2,356	104,465
Oracle Corp.	228,943	9,279,060
Progress Software Corp.[a]	3,231	77,673
PTC Inc.[a]	7,830	303,804
Red Hat Inc.[a]	12,727	703,421
Rovi Corp.[a]	6,282	150,517
Salesforce.com Inc.[a,b]	37,765	2,193,391
SolarWinds Inc.[a]	4,491	173,622
Solera Holdings Inc.	4,649	312,180
Symantec Corp.	45,978	1,052,896
Synchronoss Technologies Inc.[a]	2,144	74,954
Synopsys Inc.[a]	10,317	400,506
Take-Two Interactive Software Inc.[a]	6,515	144,894
Tangoe Inc.[a,b]	2,279	34,322
TIBCO Software Inc.[a]	10,240	206,541
Tyler Technologies Inc.[a,b]	1,949	177,768
Vasco Data Security International Inc.[a]	1,803	20,915

		46,673,303
SPECIALTY RETAIL — 2.23%
Aaron’s Inc.	4,816	171,642
Abercrombie & Fitch Co. Class A	4,889	211,449
Advance Auto Parts Inc.	4,921	663,941
Aeropostale Inc.[a,b]	5,284	18,441
American Eagle Outfitters Inc.	11,774	132,104
ANN INC.[a]	3,196	131,483
Ascena Retail Group Inc.[a]	8,529	145,846
AutoNation Inc.[a]	4,318	257,698

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

AutoZone Inc.[a]	2,224	$1,192,598
Barnes & Noble Inc.[a,b]	2,688	61,260
Bed Bath & Beyond Inc.[a]	13,644	782,893
Best Buy Co. Inc.	18,188	564,010
Big 5 Sporting Goods Corp.	902	11,068
Brown Shoe Co. Inc.	2,633	75,330
Buckle Inc. (The)[b]	1,765	78,295
Cabela’s Inc.[a,b]	3,215	200,616
CarMax Inc.[a]	14,789	769,176
Cato Corp. (The) Class A	1,816	56,114
Chico’s FAS Inc.	10,332	175,231
Children’s Place Inc. (The)	1,522	75,537
Christopher & Banks Corp.[a]	2,387	20,910
CST Brands Inc.	5,008	172,776
Dick’s Sporting Goods Inc.	6,773	315,351
Finish Line Inc. (The) Class A	3,075	91,451
Foot Locker Inc.	9,695	491,730
Francesca’s Holdings Corp.[a,b]	2,918	43,011
GameStop Corp. Class A	7,690	311,214
Gap Inc. (The)	17,316	719,826
Genesco Inc.[a,b]	1,511	124,098
Group 1 Automotive Inc.	1,434	120,901
Guess? Inc.	4,082	110,214
Haverty Furniture Companies Inc.	1,186	29,804
Hibbett Sports Inc.[a,b]	1,746	94,581
Home Depot Inc. (The)	91,227	7,385,738
Kirkland’s Inc.[a]	1,178	21,852
L Brands Inc.	16,388	961,320
Lithia Motors Inc. Class A	1,450	136,402
Lowe’s Companies Inc.	66,452	3,189,032
Lumber Liquidators Holdings Inc.[a]	1,795	136,330
MarineMax Inc.[a]	1,483	24,825
Men’s Wearhouse Inc. (The)	2,977	166,117
Monro Muffler Brake Inc.	2,036	108,295
Murphy USA Inc.[a]	3,004	146,866
O’Reilly Automotive Inc.[a]	7,040	1,060,224
Office Depot Inc.[a]	33,395	190,018
Outerwall Inc.[a,b]	1,401	83,149
Pep Boys — Manny, Moe & Jack (The)[a]	3,782	43,342
PetSmart Inc.	6,595	394,381
Rent-A-Center Inc.	3,483	99,892
Ross Stores Inc.	14,089	931,706
Select Comfort Corp.[a,b]	3,796	78,425
Signet Jewelers Ltd.	5,308	587,012
Sonic Automotive Inc. Class A	2,344	62,538
Stage Stores Inc.	2,322	43,398
Staples Inc.	43,729	474,022
Stein Mart Inc.	1,784	24,780
Tiffany & Co.	7,427	744,557
TJX Companies Inc. (The)	46,630	2,478,385
Tractor Supply Co.	9,338	564,015
Urban Outfitters Inc.[a]	6,833	231,365
Vitamin Shoppe Inc.[a]	2,049	88,148
Williams-Sonoma Inc.	5,928	425,512
Zumiez Inc.[a]	1,463	40,364

		29,342,609
TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Carter’s Inc.	3,607	248,630
Coach Inc.	18,484	631,968
Crocs Inc.[a,b]	5,860	88,076
Deckers Outdoor Corp.[a]	2,344	202,357

Security	Shares	Value

Fossil Group Inc.[a]	3,146	$328,820
G-III Apparel Group Ltd.[a]	1,107	90,398
Hanesbrands Inc.	6,677	657,284
Iconix Brand Group Inc.[a,b]	3,158	135,604
Kate Spade & Co.[a]	8,306	316,791
Michael Kors Holdings Ltd.[a]	11,992	1,063,091
Movado Group Inc.	1,157	48,212
Nike Inc. Class B	49,194	3,814,995
Oxford Industries Inc.	888	59,203
Perry Ellis International Inc.[a]	863	15,051
PVH Corp.	5,482	639,201
Quiksilver Inc.[a,b]	8,203	29,367
Ralph Lauren Corp.	3,937	632,636
SKECHERS U.S.A. Inc. Class Aa	2,564	117,175
Steven Madden Ltd.[a]	4,008	137,474
Under Armour Inc. Class Aa,b	10,830	644,277
VF Corp.	23,028	1,450,764
Wolverine World Wide Inc.	6,563	171,032

		11,522,406
THRIFTS & MORTGAGE FINANCE — 0.13%
Astoria Financial Corp.	5,315	71,487
Bank Mutual Corp.	2,953	17,127
BofI Holding Inc.[a]	793	58,262
Brookline Bancorp Inc.	4,712	44,151
Dime Community Bancshares Inc.	1,793	28,311
Hudson City Bancorp Inc.	31,410	308,760
New York Community Bancorp Inc.	29,866	477,259
Northwest Bancshares Inc.	6,781	92,018
Oritani Financial Corp.	2,699	41,538
People’s United Financial Inc.	20,780	315,233
Provident Financial Services Inc.	3,536	61,243
TrustCo Bank Corp. NY	6,188	41,336
Washington Federal Inc.	6,788	152,255

		1,708,980
TOBACCO — 1.31%
Alliance One International Inc.[a]	5,845	14,613
Altria Group Inc.	132,477	5,556,085
Lorillard Inc.	24,112	1,470,109
Philip Morris International Inc.	104,885	8,842,854
Reynolds American Inc.	20,765	1,253,168
Universal Corp.	1,263	69,907

		17,206,736
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Aceto Corp.	1,753	31,799
Applied Industrial Technologies Inc.	2,684	136,159
DXP Enterprises Inc.[a]	759	57,335
Fastenal Co.	18,199	900,669
GATX Corp.	2,978	199,347
Kaman Corp.	1,734	74,094
MSC Industrial Direct Co. Inc. Class A	3,179	304,040
NOW Inc.[a]	7,106	257,308
United Rentals Inc.[a,b]	6,495	680,221
W.W. Grainger Inc.	4,072	1,035,388
Watsco Inc.	1,816	186,612

		3,862,972

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2014

Security	Shares	Value

WATER UTILITIES — 0.03%
American States Water Co.	2,394	$79,553
Aqua America Inc.	11,755	308,216

		387,769
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
NTELOS Holdings Corp.	837	10,429
Telephone & Data Systems Inc.	6,744	176,086
USA Mobility Inc.[a]	1,792	27,597

		214,112

TOTAL COMMON STOCKS (Cost: $1,080,506,808)		1,315,313,524

SHORT-TERM INVESTMENTS —1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	19,207,831	19,207,831
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	1,180,857	1,180,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	1,011,911	1,011,911

		21,400,599

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,400,599)		21,400,599

TOTAL INVESTMENTS IN SECURITIES — 101.43%
(Cost: $1,101,907,407)		1,336,714,123

SHORT POSITIONS[g] — (0.00)%

COMMON STOCKS — (0.00)%
Seventy Seven Energy Inc.[a]	(2,411)	(56,779)

		(56,779)

TOTAL SHORT POSITIONS
(Proceeds: $56,788)		(56,779)
Other Assets, Less Liabilities — (1.42)%		(18,760,156)

NET ASSETS —100.00%		$1,317,897,188

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

44

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.62%

AEROSPACE & DEFENSE — 2.78%
AeroVironment Inc.[a]	465	$14,787
American Science and Engineering Inc.	75	5,219
Astronics Corp.[a]	719	40,588
B/E Aerospace Inc.[a]	4,675	432,391
Boeing Co. (The)	32,450	4,128,613
Cubic Corp.	61	2,715
Curtiss-Wright Corp.	554	36,320
Ducommun Inc.[a]	184	4,808
GenCorp Inc.[a]	2,635	50,328
HEICO Corp.	3,013	156,495
Hexcel Corp.[a]	4,418	180,696
Honeywell International Inc.	34,847	3,239,029
Huntington Ingalls Industries Inc.	1,847	174,708
Lockheed Martin Corp.	12,052	1,937,118
Moog Inc. Class Aa	146	10,642
Precision Castparts Corp.	6,443	1,626,213
Rockwell Collins Inc.	5,334	416,799
SIFCO Industries Inc.	22	686
Sparton Corp.[a]	449	12,455
Spirit AeroSystems Holdings Inc. Class Aa	4,978	167,759
Taser International Inc.[a]	2,542	33,809
Teledyne Technologies Inc.[a]	380	36,925
TransDigm Group Inc.	2,346	392,392
Triumph Group Inc.	538	37,563
United Technologies Corp.	4,571	527,722

		13,666,780
AIR FREIGHT & LOGISTICS — 0 1.04%
C.H. Robinson Worldwide Inc.	6,605	421,333
Echo Global Logistics Inc.[a]	1,020	19,553
Expeditors International of Washington Inc.	8,785	387,946
FedEx Corp.	5,655	856,054
Forward Air Corp.	1,342	64,215
Hub Group Inc. Class Aa,b	1,634	82,354
Park-Ohio Holdings Corp.[b]	366	21,268
United Parcel Service Inc. Class B	31,499	3,233,687
XPO Logistics Inc.[a,b]	458	13,108

		5,099,518
AIRLINES — 0.74%
Alaska Air Group Inc.	2,794	265,570
Allegiant Travel Co.	616	72,546
American Airlines Group Inc.[a]	32,034	1,376,181
Copa Holdings SA Class A	1,166	166,237
Delta Air Lines Inc.	1,963	76,007
Hawaiian Holdings Inc.[a]	2,004	27,475
JetBlue Airways Corp.[a]	1,561	16,937
Southwest Airlines Co.	27,375	735,293
Spirit Airlines Inc.[a]	3,226	204,012
United Continental Holdings Inc.[a]	16,607	682,049

		3,622,307

Security	Shares	Value

AUTO COMPONENTS — 0.48%
American Axle & Manufacturing Holdings Inc.[a]	2,985	$56,387
BorgWarner Inc.	10,173	663,178
Cooper Tire & Rubber Co.	335	10,050
Cooper-Standard Holding Inc.[a]	33	2,183
Dana Holding Corp.	3,452	84,298
Dorman Products Inc.[a]	1,217	60,022
Drew Industries Inc.	1,011	50,560
Fox Factory Holding Corp.[a]	486	8,549
Gentex Corp.	3,807	110,746
Gentherm Inc.[a]	1,525	67,786
Goodyear Tire & Rubber Co. (The)	11,038	306,636
Johnson Controls Inc.	7,892	394,047
Lear Corp.	2,893	258,403
Modine Manufacturing Co.[a]	617	9,711
Motorcar Parts of America Inc.[a]	671	16,339
Remy International Inc.	45	1,051
Shiloh Industries Inc.[a]	350	6,461
Standard Motor Products Inc.	627	28,008
Stoneridge Inc.[a,b]	1,060	11,363
Strattec Security Corp.	122	7,868
Tenneco Inc.[a]	2,684	176,339
Tower International Inc.[a]	904	33,303

		2,363,288
AUTOMOBILES — 0.37%
Harley-Davidson Inc.	9,719	678,872
Tesla Motors Inc.[a]	4,227	1,014,734
Thor Industries Inc.	2,036	115,787
Winnebago Industries Inc.[a,b]	1,239	31,198

		1,840,591
BEVERAGES — 3.33%
Boston Beer Co. Inc. (The) Class Aa	386	86,279
Brown-Forman Corp. Class B NVS	6,841	644,217
Coca-Cola Bottling Co. Consolidated	202	14,881
Coca-Cola Co. (The)	176,647	7,482,767
Coca-Cola Enterprises Inc.	11,189	534,610
Constellation Brands Inc. Class Aa	6,645	585,624
Craft Brew Alliance Inc.[a,b]	155	1,714
Dr Pepper Snapple Group Inc.	8,737	511,813
Monster Beverage Corp.[a]	6,362	451,893
National Beverage Corp.[a]	492	9,309
PepsiCo Inc.	67,461	6,026,966

		16,350,073
BIOTECHNOLOGY — 5.16%
ACADIA Pharmaceuticals Inc.[a,b]	3,225	72,853
Acceleron Pharma Inc.[a]	715	24,289
Achillion Pharmaceuticals Inc.[a,b]	901	6,821
Acorda Therapeutics Inc.[a]	1,810	61,015
Actinium Pharmaceuticals Inc.[a]	883	6,375
Adamas Pharmaceuticals Inc.[a]	121	2,212
Aegerion Pharmaceuticals Inc.[a,b]	1,275	40,915
Agenus Inc.[a]	2,193	7,061
Agios Pharmaceuticals Inc.[a,b]	590	27,034
Akebia Therapeutics Inc.[a]	350	9,726
Alder Biopharmaceuticals Inc.[a]	358	7,185
Alexion Pharmaceuticals Inc.[a]	8,799	1,374,844

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

Alkermes PLC[a]	5,506	$277,117
Alnylam Pharmaceuticals Inc.[a]	2,499	157,862
AMAG Pharmaceuticals Inc.[a]	659	13,654
Amgen Inc.	31,935	3,780,146
Anacor Pharmaceuticals Inc.[a]	532	9,432
Applied Genetic Technologies Corp.[a]	218	5,036
Arena Pharmaceuticals Inc.[a,b]	9,686	56,760
ARIAD Pharmaceuticals Inc.[a,b]	7,337	46,737
Array BioPharma Inc.[a]	4,512	20,575
Arrowhead Research Corp.[a]	2,306	32,999
Auspex Pharmaceuticals Inc.[a]	304	6,770
BioCryst Pharmaceuticals Inc.[a]	2,477	31,582
Biogen Idec Inc.[a]	10,552	3,327,151
BioMarin Pharmaceutical Inc.[a]	6,484	403,370
BioSpecifics Technologies Corp.[a]	161	4,341
Biotime Inc.[a,b]	1,435	4,377
Bluebird Bio Inc.[a]	834	32,167
Cara Therapeutics Inc.[a]	402	6,842
Celgene Corp.[a]	35,636	3,060,420
Celldex Therapeutics Inc.[a]	3,674	59,960
Cellular Dynamics International Inc.[a]	406	5,915
Cepheid Inc.[a,b]	3,090	148,135
Chimerix Inc.[a]	1,178	25,845
Clovis Oncology Inc.[a,b]	1,085	44,930
CTI BioPharma Corp.[a,b]	6,581	18,493
Cubist Pharmaceuticals Inc.[a]	3,169	221,260
Cytori Therapeutics Inc.[a,b]	2,153	5,146
CytRx Corp.[a]	703	2,939
Dendreon Corp.[a,b]	6,794	15,626
Dicerna Pharmaceuticals Inc.[a,b]	227	5,123
Durata Therapeutics Inc.[a,b]	615	10,473
Dyax Corp.[a]	6,135	58,896
Eleven Biotherapeutics Inc.[a]	206	2,715
Emergent BioSolutions Inc.[a]	239	5,368
Enanta Pharmaceuticals Inc.[a,b]	447	19,252
Epizyme Inc.[a]	551	17,147
Esperion Therapeutics Inc.[a]	209	3,311
Exact Sciences Corp.[a,b]	3,718	63,317
Exelixis Inc.[a,b]	8,368	28,367
Five Prime Therapeutics Inc.[a,b]	736	11,445
Flexion Therapeutics Inc.[a]	205	2,763
Foundation Medicine Inc.[a,b]	603	16,257
Galectin Therapeutics Inc.[a]	801	11,062
Galena Biopharma Inc.[a,b]	5,219	15,970
Genocea Biosciences Inc.[a]	172	3,225
Genomic Health Inc.[a]	733	20,084
Gilead Sciences Inc.[a]	68,322	5,664,577
Halozyme Therapeutics Inc.[a,b]	4,672	46,159
Heron Therapeutics Inc.[a]	867	10,681
Hyperion Therapeutics Inc.[a,b]	549	14,329
Idenix Pharmaceuticals Inc.[a]	4,311	103,895
Idera Pharmaceuticals Inc.[a]	2,446	7,093
ImmunoGen Inc.[a,b]	3,778	44,769
Immunomedics Inc.[a,b]	2,842	10,373
Incyte Corp.[a,b]	6,427	362,740
Infinity Pharmaceuticals Inc.[a]	2,112	26,907
Inovio Pharmaceuticals Inc.[a]	2,380	25,728
Insmed Inc.[a]	1,721	34,386
Insys Therapeutics Inc.[a,b]	485	15,147
Intercept Pharmaceuticals Inc.[a,b]	552	130,620
InterMune Inc.[a]	4,019	177,439
Intrexon Corp.[a,b]	1,566	39,354
Ironwood Pharmaceuticals Inc. Class Aa	5,284	81,004

Security	Shares	Value

Isis Pharmaceuticals Inc.[a]	5,220	$179,829
Karyopharm Therapeutics Inc.[a,b]	539	25,090
Keryx Biopharmaceuticals Inc.[a,b]	4,084	62,812
Kindred Biosciences Inc.[a]	351	6,543
Kythera Biopharmaceuticals Inc.[a,b]	763	29,276
Lexicon Pharmaceuticals Inc.[a,b]	9,328	15,018
Ligand Pharmaceuticals Inc. Class Ba,b	915	56,995
MacroGenics Inc.[a]	870	18,905
MannKind Corp.[a,b]	10,101	111,010
Medivation Inc.[a]	3,387	261,070
Merrimack Pharmaceuticals Inc.[a,b]	4,010	29,233
MiMedx Group Inc.[a]	4,403	31,217
Mirati Therapeutics Inc.[a]	317	6,340
Momenta Pharmaceuticals Inc.[a]	2,134	25,779
Myriad Genetics Inc.[a,b]	2,919	113,607
NanoViricides Inc.[a]	1,786	7,501
Navidea Biopharmaceuticals Inc.[a,b]	4,257	6,300
NeoStem Inc.[a]	480	3,130
Neuralstem Inc.[a]	3,058	12,905
Neurocrine Biosciences Inc.[a]	3,479	51,628
NewLink Genetics Corp.[a,b]	907	24,081
Northwest Biotherapeutics Inc.[a]	1,581	10,608
Novavax Inc.[a,b]	9,435	43,590
NPS Pharmaceuticals Inc.[a]	4,388	145,023
Ohr Pharmaceutical Inc.[a]	935	8,892
OncoMed Pharmaceuticals Inc.[a,b]	540	12,582
Oncothyreon Inc.[a]	3,149	10,203
Ophthotech Corp.[a,b]	608	25,724
Opko Health Inc.[a,b]	8,864	78,358
Orexigen Therapeutics Inc.[a,b]	5,371	33,193
Organovo Holdings Inc.[a]	2,780	23,213
Osiris Therapeutics Inc.[a,b]	733	11,449
PDL BioPharma Inc.	7,067	68,409
Peregrine Pharmaceuticals Inc.[a,b]	7,302	13,728
Pharmacyclics Inc.[a]	2,700	242,217
Portola Pharmaceuticals Inc.[a]	1,622	47,330
Progenics Pharmaceuticals Inc.[a]	722	3,112
Prothena Corp. PLC[a]	256	5,773
PTC Therapeutics Inc.[a]	841	21,984
Puma Biotechnology Inc.[a,b]	1,039	68,574
Raptor Pharmaceutical Corp.[a,b]	2,547	29,418
Receptos Inc.[a]	674	28,712
Regado Biosciences Inc.[a]	686	4,658
Regeneron Pharmaceuticals Inc.[a]	3,511	991,752
Regulus Therapeutics Inc.[a]	394	3,168
Repligen Corp.[a,b]	1,492	34,003
Retrophin Inc.[a]	716	8,406
Sangamo BioSciences Inc.[a]	3,293	50,284
Sarepta Therapeutics Inc.[a,b]	1,865	55,558
Seattle Genetics Inc.[a,b]	4,514	172,660
Spectrum Pharmaceuticals Inc.[a]	693	5,634
Stemline Therapeutics Inc.[a]	404	5,927
Sunesis Pharmaceuticals Inc.[a,b]	2,608	17,004
Synageva BioPharma Corp.[a]	936	98,093
Synergy Pharmaceuticals Inc.[a,b]	4,279	17,415
Synta Pharmaceuticals Corp.[a,b]	2,214	9,055
TESARO Inc.[a,b]	838	26,070
Tetraphase Pharmaceuticals Inc.[a]	944	12,735
TG Therapeutics Inc.[a,b]	1,057	9,925
Threshold Pharmaceuticals Inc.[a,b]	2,066	8,181
Ultragenyx Pharmaceutical Inc.[a,b]	250	11,222
United Therapeutics Corp.[a]	2,128	188,307
Vanda Pharmaceuticals Inc.[a,b]	1,599	25,872

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

Verastem Inc.[a,b]	109	$988
Versartis Inc.[a]	307	8,608
Vertex Pharmaceuticals Inc.[a]	10,505	994,613
Vital Therapies Inc.[a]	232	6,320
Xencor Inc.[a,b]	619	7,193
XOMA Corp.[a]	3,239	14,867
ZIOPHARM Oncology Inc.[a,b]	3,017	12,158

		25,366,930
BUILDING PRODUCTS — 0.31%
A.O. Smith Corp.	1,557	77,196
AAON Inc.	1,246	41,766
Allegion PLC	4,284	242,817
American Woodmark Corp.[a]	586	18,676
Apogee Enterprises Inc.	903	31,479
Armstrong World Industries Inc.[a]	2,005	115,147
Builders FirstSource Inc.[a]	2,070	15,484
Continental Building Products Inc.[a]	392	6,037
Fortune Brands Home & Security Inc.	3,087	123,264
Griffon Corp.	375	4,650
Insteel Industries Inc.	745	14,639
Lennox International Inc.	2,223	199,114
Masco Corp.	15,746	349,561
Masonite International Corp.[a]	173	9,733
NCI Building Systems Inc.[a]	1,221	23,724
Norcraft Companies Inc.[a]	333	4,765
Nortek Inc.[a,b]	441	39,584
Patrick Industries Inc.[a]	378	17,611
PGT Inc.[a]	2,042	17,296
Ply Gem Holdings Inc.[a]	623	6,292
Quanex Building Products Corp.	114	2,037
Simpson Manufacturing Co. Inc.	189	6,872
Trex Co. Inc.[a]	1,511	43,547
USG Corp.[a,b]	4,126	124,317

		1,535,608
CAPITAL MARKETS — 1.21%
Affiliated Managers Group Inc.[a]	2,459	505,079
Ameriprise Financial Inc.	2,951	354,120
Artisan Partners Asset Management Inc.	1,212	68,696
BGC Partners Inc. Class A	2,124	15,802
BlackRock Inc.[c]	2,163	691,295
Charles Schwab Corp. (The)	8,232	221,688
CIFC Corp.	14	126
Cohen & Steers Inc.[b]	847	36,743
Diamond Hill Investment Group Inc.	113	14,432
Eaton Vance Corp. NVS	5,296	200,136
Evercore Partners Inc. Class A	1,473	84,904
Federated Investors Inc. Class B	3,017	93,286
Financial Engines Inc.	2,277	103,102
Franklin Resources Inc.	14,423	834,226
GAMCO Investors Inc. Class A	297	24,666
Greenhill & Co. Inc.	1,244	61,267
HFF Inc. Class A	1,446	53,777
INTL FCStone Inc.[a]	201	4,004
Invesco Ltd.	2,944	111,136
Ladenburg Thalmann Financial Services Inc.[a]	4,694	14,786
Lazard Ltd. Class A	5,499	283,528
Legg Mason Inc.	1,812	92,974
LPL Financial Holdings Inc.	3,878	192,892
Marcus & Millichap Inc.[a]	358	9,132

Security	Shares	Value

Moelis & Co.[a]	40	$1,344
Pzena Investment Management Inc. Class A	384	4,285
RCS Capital Corp. Class A	182	3,864
SEI Investments Co.	5,538	181,480
Silvercrest Asset Management Group Inc.	251	4,320
T. Rowe Price Group Inc.	11,686	986,415
TD Ameritrade Holding Corp.	10,465	328,078
Virtus Investment Partners Inc.[a]	320	67,760
Waddell & Reed Financial Inc. Class A	3,791	237,279
Westwood Holdings Group Inc.	317	19,033
WisdomTree Investments Inc.[a,b]	4,830	59,699

		5,965,354
CHEMICALS — 3.56%
A. Schulman Inc.	303	11,726
Advanced Emissions Solutions Inc.[a]	861	19,743
Airgas Inc.	3,301	359,512
Albemarle Corp.	1,434	102,531
Balchem Corp.	1,356	72,627
Cabot Corp.	184	10,670
Calgon Carbon Corp.[a]	2,371	52,944
Celanese Corp. Series A	599	38,504
Chase Corp.	255	8,706
Chemtura Corp.[a]	4,337	113,326
Cytec Industries Inc.	189	19,924
Dow Chemical Co. (The)	8,563	440,652
E.I. du Pont de Nemours and Co.	38,575	2,524,348
Eastman Chemical Co.	6,083	531,350
Ecolab Inc.	11,857	1,320,158
Ferro Corp.[a]	3,196	40,142
Flotek Industries Inc.[a]	2,402	77,248
FMC Corp.	5,926	421,872
FutureFuel Corp.	231	3,832
H.B. Fuller Co.	2,321	111,640
Hawkins Inc.	76	2,823
Huntsman Corp.	6,301	177,058
Innophos Holdings Inc.	565	32,527
Innospec Inc.	227	9,800
International Flavors & Fragrances Inc.	3,596	374,991
Koppers Holdings Inc.	950	36,338
Kronos Worldwide Inc.	114	1,786
LyondellBasell Industries NV Class A	19,615	1,915,405
Marrone Bio Innovations Inc.[a]	504	5,856
Minerals Technologies Inc.	425	27,872
Monsanto Co.	23,326	2,909,685
NewMarket Corp.	401	157,236
OMNOVA Solutions Inc.[a]	2,008	18,253
Platform Specialty Products Corp.[a]	3,786	106,122
PolyOne Corp.	4,169	175,682
PPG Industries Inc.	6,151	1,292,633
Praxair Inc.	13,036	1,731,702
Quaker Chemical Corp.	402	30,870
Rayonier Advanced Materials Inc.	215	8,318
Rockwood Holdings Inc.	209	15,882
RPM International Inc.	5,473	252,743
Scotts Miracle-Gro Co. (The) Class A	1,984	112,810
Senomyx Inc.[a]	1,890	16,349
Sensient Technologies Corp.	128	7,132
Sherwin-Williams Co. (The)	3,831	792,672
Sigma-Aldrich Corp.	2,430	246,596
Stepan Co.	393	20,774
Taminco Corp.[a]	1,037	24,121

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

Trecora Resourcesa,[b]	919	$10,881
Valspar Corp. (The)	3,790	288,760
W.R. Grace & Co.[a]	2,918	275,839
Westlake Chemical Corp.	1,548	129,660
Zep Inc.	417	7,364

		17,497,995
COMMERCIAL BANKS — 0.13%
Bank of the Ozarks Inc.	3,530	118,078
Cardinal Financial Corp.	75	1,385
CommunityOne Bancorp.[a]	32	310
Eagle Bancorp Inc.[a]	750	25,313
First Financial Bankshares Inc.	1,568	49,188
Home Bancshares Inc.	1,931	63,375
Independent Bank Group Inc.	173	9,631
Investors Bancorp Inc.	1,851	20,454
ServisFirst Bancshares Inc.[a]	5	432
Signature Bank[a]	1,960	247,313
Square 1 Financial Inc.[a]	84	1,597
SVB Financial Group[a]	193	22,508
Texas Capital Bancshares Inc.[a]	676	36,470
ViewPoint Financial Group	186	5,005
Western Alliance Bancorp[a]	1,795	42,721

		643,780
COMMERCIAL SERVICES & SUPPLIES — 0.69%
ARC Document Solutions Inc.[a]	1,829	10,718
Casella Waste Systems Inc. Class Aa,b	1,544	7,735
Cenveo Inc.[a,b]	1,198	4,444
Cintas Corp.	3,573	227,028
Clean Harbors Inc.[a,b]	1,990	127,857
Copart Inc.[a]	4,929	177,247
Covanta Holding Corp.	1,960	40,396
Deluxe Corp.	1,149	67,308
EnerNOC Inc.[a,b]	522	9,892
Healthcare Services Group Inc.	3,079	90,646
Heritage-Crystal Clean Inc.[a,b]	360	7,067
Herman Miller Inc.	2,586	78,201
HNI Corp.	1,840	71,962
InnerWorkings Inc.[a,b]	94	799
Interface Inc.	2,938	55,352
Iron Mountain Inc.	6,766	239,855
KAR Auction Services Inc.	2,485	79,197
Knoll Inc.	2,126	36,843
Mobile Mini Inc.	166	7,950
MSA Safety Inc.	1,329	76,391
Multi-Color Corp.	334	13,363
Performant Financial Corp.[a]	986	9,959
Pitney Bowes Inc.	4,102	113,297
Quest Resource Holding Corp.[a]	565	2,944
R.R. Donnelley & Sons Co.	881	14,942
Rollins Inc.	2,809	84,270
SP Plus Corp.[a]	664	14,203
Steelcase Inc. Class A	3,651	55,240
Stericycle Inc.[a]	3,807	450,825
Team Inc.[a,b]	913	37,451
Tetra Tech Inc.	220	6,050
Tyco International Ltd.	18,311	834,982
US Ecology Inc.	948	46,405
Waste Connections Inc.	3,346	162,448
Waste Management Inc.	2,121	94,872

Security	Shares	Value

West Corp.	884	$23,691

		3,381,830
COMMUNICATIONS EQUIPMENT — 1.66%
ADTRAN Inc.	1,294	29,193
Alliance Fiber Optic Products Inc.	508	9,195
Applied Optoelectronics Inc.[a,b]	637	14,778
ARRIS Group Inc.[a]	5,580	181,517
Aruba Networks Inc.[a,b]	4,728	82,835
CalAmp Corp.[a,b]	1,683	36,454
Ciena Corp.[a,b]	4,649	100,697
Clearfield Inc.[a]	508	8,529
CommScope Holding Co. Inc.[a]	2,751	63,631
EchoStar Corp. Class Aa	472	24,988
Extreme Networks Inc.[a]	2,936	13,036
F5 Networks Inc.[a]	3,375	376,110
Finisar Corp.[a]	4,045	79,889
Harmonic Inc.[a]	576	4,297
Harris Corp.	963	72,947
Infinera Corp.[a,b]	4,581	42,145
InterDigital Inc.	1,871	89,434
Ixia[a,b]	294	3,361
Juniper Networks Inc.[a]	4,551	111,682
KVH Industries Inc.[a,b]	581	7,571
Motorola Solutions Inc.	2,248	149,649
Numerex Corp. Class Aa	535	6,147
Palo Alto Networks Inc.[a]	2,304	193,190
ParkerVision Inc.[a,b]	3,494	5,171
Plantronics Inc.	1,755	84,328
Polycom Inc.[a]	2,808	35,184
Procera Networks Inc.[a]	169	1,705
QUALCOMM Inc.	75,107	5,948,474
Riverbed Technology Inc.[a]	7,118	146,844
Ruckus Wireless Inc.[a]	2,843	33,860
ShoreTel Inc.[a]	2,702	17,617
Sonus Networks Inc.[a]	10,797	38,761
TESSCO Technologies Inc.	14	444
Ubiquiti Networks Inc.[a]	1,311	59,244
ViaSat Inc.[a,b]	1,833	106,241

		8,179,148
COMPUTERS & PERIPHERALS — 5.43%
3D Systems Corp.[a,b]	4,882	291,943
Apple Inc.	268,384	24,940,925
Cray Inc.[a,b]	1,793	47,694
Diebold Inc.	2,875	115,489
Dot Hill Systems Corp.[a]	2,668	12,540
Electronics For Imaging Inc.[a,b]	2,063	93,248
EMC Corp.	9,017	237,508
Immersion Corp.[a]	1,150	14,628
NCR Corp.[a]	715	25,089
NetApp Inc.	5,320	194,286
Nimble Storage Inc.[a,b]	395	12,134
Quantum Corp.[a]	3,972	4,846
SanDisk Corp.	4,775	498,653
Silicon Graphics International Corp.[a,b]	1,493	14,363
Stratasys Ltd.[a,b]	1,241	141,015
Super Micro Computer Inc.[a]	1,538	38,865
Violin Memory Inc.[a]	3,567	15,802

		26,699,028

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.22%
Aegion Corp.[a]	256	$5,957
Argan Inc.	221	8,241
Chicago Bridge & Iron Co. NV	4,437	302,603
Comfort Systems USA Inc.	508	8,026
Dycom Industries Inc.[a]	1,328	41,580
Fluor Corp.	4,304	330,978
Foster Wheeler AG	4,439	151,237
Furmanite Corp.[a]	1,627	18,938
Great Lakes Dredge & Dock Corp.[a]	308	2,461
MasTec Inc.[a,b]	2,752	84,817
Primoris Services Corp.	1,716	49,489
Quanta Services Inc.[a]	2,282	78,912
Sterling Construction Co. Inc.[a]	4	37

		1,083,276
CONSTRUCTION MATERIALS — 0.13%
Eagle Materials Inc.	2,232	210,433
Headwaters Inc.[a]	3,376	46,893
Martin Marietta Materials Inc.	2,073	273,740
Texas Industries Inc.[a,b]	895	82,662
United States Lime & Minerals Inc.	75	4,860
US Concrete Inc.[a]	599	14,825

		633,413
CONSUMER FINANCE — 0.91%
Ally Financial Inc.[a]	10,769	257,487
American Express Co.	40,367	3,829,617
Credit Acceptance Corp.[a]	314	38,653
Encore Capital Group Inc.[a,b]	827	37,562
First Cash Financial Services Inc.[a]	1,315	75,731
Portfolio Recovery Associates Inc.[a]	2,236	133,109
Santander Consumer USA Holdings Inc.	265	5,152
SLM Corp.	6,394	53,134
World Acceptance Corp.[a,b]	355	26,966

		4,457,411
CONTAINERS & PACKAGING — 0.40%
AEP Industries Inc.[a,b]	207	7,218
AptarGroup Inc.	661	44,294
Avery Dennison Corp.	1,481	75,901
Ball Corp.	6,193	388,177
Berry Plastics Group Inc.[a]	2,437	62,875
Crown Holdings Inc.[a]	6,158	306,422
Graphic Packaging Holding Co.[a]	14,504	169,697
Myers Industries Inc.	1,203	24,168
Owens-Illinois Inc.[a]	4,404	152,554
Packaging Corp. of America	4,408	315,128
Sealed Air Corp.	9,594	327,827
Silgan Holdings Inc.	1,944	98,794

		1,973,055
DISTRIBUTORS — 0.21%
Core-Mark Holding Co. Inc.	135	6,160
Genuine Parts Co.	6,395	561,481
LKQ Corp.[a]	13,414	358,019

Security	Shares	Value

Pool Corp.	2,055	$116,231

		1,041,891
DIVERSIFIED CONSUMER SERVICES — 0.21%
2U Inc.[a]	177	2,975
American Public Education Inc.[a]	842	28,948
Bright Horizons Family Solutions Inc.[a]	1,353	58,098
Capella Education Co.	487	26,488
Carriage Services Inc.	118	2,021
Collectors Universe Inc.	305	5,975
Education Management Corp.[a,b]	1,066	1,802
Grand Canyon Education Inc.[a]	2,107	96,859
H&R Block Inc.	12,184	408,408
ITT Educational Services Inc.[a,b]	84	1,402
JTH Holding Inc. Class Aa	184	6,129
K12 Inc.[a,b]	648	15,597
LifeLock Inc.[a,b]	3,546	49,502
Service Corp. International	7,294	151,132
Sotheby’s	2,714	113,961
Strayer Education Inc.[a]	526	27,620
Weight Watchers International Inc.[b]	1,107	22,328

		1,019,245
DIVERSIFIED FINANCIAL SERVICES — 0.53%
CBOE Holdings Inc.	3,851	189,508
Intercontinental Exchange Inc.	2,170	409,913
Leucadia National Corp.	2,669	69,981
MarketAxess Holdings Inc.	1,674	90,497
McGraw Hill Financial Inc.	12,106	1,005,161
Moody’s Corp.	8,414	737,571
MSCI Inc. Class Aa	2,338	107,197

		2,609,828
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.07%
8x8 Inc.[a]	1,267	10,238
CenturyLink Inc.	1,556	56,327
Cincinnati Bell Inc.[a]	3,290	12,930
Cogent Communications Holdings Inc.	2,113	73,004
Consolidated Communications Holdings Inc.	1,126	25,042
Enventis Corp.	598	9,472
Fairpoint Communications Inc.[a,b]	823	11,497
General Communication Inc. Class Aa	1,828	20,254
IDT Corp. Class B	570	9,930
inContact Inc.[a,b]	2,783	25,576
Inteliquent Inc.	1,411	19,571
Intelsat SAa,b	311	5,859
Level 3 Communications Inc.[a]	7,491	328,930
Lumos Networks Corp.	663	9,594
magicJack VocalTec Ltd.[a,b]	785	11,869
Premiere Global Services Inc.[a]	535	7,142
tw telecom Inc.[a]	6,171	248,753
Verizon Communications Inc.	184,241	9,014,912
Windstream Holdings Inc.	25,195	250,942

		10,151,842
ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	6,621	241,534

		241,534

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.79%
Acuity Brands Inc.	1,929	$266,684
AMETEK Inc.	10,907	570,218
AZZ Inc.	1,167	53,775
Capstone Turbine Corp.[a,b]	13,818	20,865
Emerson Electric Co.	23,327	1,547,980
Encore Wire Corp.	689	33,789
EnerSys	500	34,395
Enphase Energy Inc.[a,b]	940	8,037
Franklin Electric Co. Inc.	1,966	79,289
FuelCell Energy Inc.[a,b]	9,873	23,695
Generac Holdings Inc.[a]	3,052	148,755
Hubbell Inc. Class B	423	52,092
Polypore International Inc.[a]	2,005	95,699
Power Solutions International Inc.[a]	190	13,674
Preformed Line Products Co.	10	538
Revolution Lighting Technologies Inc.[a,b]	1,228	2,824
Rockwell Automation Inc.	6,195	775,366
Solarcity Corp.[a,b]	1,881	132,799
Thermon Group Holdings Inc.[a,b]	1,404	36,953
Vicor Corp.[a]	115	964

		3,898,391

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.68%
Aeroflex Holding Corp.[a]	881	9,251
Amphenol Corp. Class A	6,992	673,609
Anixter International Inc.	540	54,038
Avnet Inc.	1,248	55,299
Badger Meter Inc.	666	35,065
Belden Inc.	1,935	151,240
CDW Corp.	3,849	122,706
Cognex Corp.[a]	3,975	152,640
Coherent Inc.[a]	82	5,426
Control4 Corp.[a]	509	9,956
Corning Inc.	13,506	296,457
CUI Global Inc.[a]	603	5,065
Daktronics Inc.	1,144	13,637
DTS Inc.[a]	213	3,921
Electro Rent Corp.	51	853
FARO Technologies Inc.[a]	661	32,468
FEI Co.	1,893	171,752
FLIR Systems Inc.	4,364	151,562
InvenSense Inc.[a,b]	3,141	71,269
IPG Photonics Corp.[a,b]	1,461	100,517
Littelfuse Inc.	899	83,562
Maxwell Technologies Inc.[a]	1,258	19,034
Measurement Specialties Inc.[a]	703	60,507
Mesa Laboratories Inc.	120	10,075
Methode Electronics Inc.	1,674	63,964
MTS Systems Corp.	668	45,264
National Instruments Corp.	4,431	143,520
Newport Corp.[a]	1,580	29,230
OSI Systems Inc.[a]	203	13,550
Plexus Corp.[a]	522	22,597
RealD Inc.[a,b]	1,966	25,086
Rogers Corp.[a]	229	15,194
Speed Commerce Inc.[a]	1,727	6,459
SYNNEX Corp.[a]	139	10,126
Trimble Navigation Ltd.[a]	11,595	428,435
Universal Display Corp.[a,b]	1,821	58,454
Viasystems Group Inc.[a]	14	152

Security	Shares	Value

Zebra Technologies Corp. Class Aa	2,240	$184,397

		3,336,337

ENERGY EQUIPMENT & SERVICES — 2.61%
Atwood Oceanics Inc.[a]	616	32,328
Baker Hughes Inc.	1,602	119,269
Basic Energy Services Inc.[a]	1,416	41,375
C&J Energy Services Inc.[a]	1,752	59,183
Cameron International Corp.[a]	5,851	396,171
CARBO Ceramics Inc.	877	135,163
Dresser-Rand Group Inc.[a]	3,361	214,197
Dril-Quip Inc.[a]	1,833	200,237
FMC Technologies Inc.[a]	10,466	639,159
Forum Energy Technologies Inc.[a]	996	36,284
Frank’s International NV	194	4,772
Geospace Technologies Corp.[a]	58	3,195
Glori Energy Inc.[a]	542	5,886
Gulf Island Fabrication Inc.	240	5,165
Halliburton Co.	37,581	2,668,627
Helmerich & Payne Inc.	2,910	337,880
ION Geophysical Corp.[a]	1,281	5,406
Matrix Service Co.[a]	1,161	38,069
Nabors Industries Ltd.	1,311	38,504
National Oilwell Varco Inc.	1,621	133,489
North Atlantic Drilling Ltd.	837	8,889
Oceaneering International Inc.	4,774	372,993
Patterson-UTI Energy Inc.	3,286	114,813
PHI Inc.[a]	58	2,585
Pioneer Energy Services Corp.[a]	2,004	35,150
Profire Energy Inc.[a]	591	2,665
RigNet Inc.[a,b]	567	30,516
RPC Inc.	2,717	63,822
Schlumberger Ltd.	57,870	6,825,766
Seadrill Ltd.[b]	4,666	186,407
Superior Energy Services Inc.	476	17,203
Tesco Corp.	137	2,924
Unit Corp.[a]	141	9,705
Willbros Group Inc.[a]	1,778	21,958

		12,809,755

FOOD & STAPLES RETAILING — 1.68%
Andersons Inc. (The)	1,162	59,936
Casey’s General Stores Inc.	1,756	123,429
Chefs’ Warehouse Inc. (The)[a]	722	14,274
Costco Wholesale Corp.	18,440	2,123,551
CVS Caremark Corp.	7,381	556,306
Fairway Group Holdings Corp.[a,b]	1,003	6,670
Fresh Market Inc. (The)[a,b]	1,949	65,233
Kroger Co. (The)	22,675	1,120,825
Liberator Medical Holdings Inc.	1,403	5,261
Natural Grocers by Vitamin Cottage Inc.[a]	391	8,371
PriceSmart Inc.	834	72,591
Rite Aid Corp.[a]	28,963	207,665
Sprouts Farmers Market Inc.[a]	4,334	141,809
Susser Holdings Corp.[a]	796	64,253
Sysco Corp.	9,741	364,801
United Natural Foods Inc.[a]	2,164	140,876
Wal-Mart Stores Inc.	7,232	542,906
Walgreen Co.	31,924	2,366,526
Whole Foods Market Inc.	7,115	274,853

		8,260,136

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

FOOD PRODUCTS — 1.73%
Alico Inc.	59	$2,212
Annie’s Inc.[a]	747	25,264
Archer-Daniels-Midland Co.	2,845	125,493
B&G Foods Inc. Class A	2,265	74,043
Boulder Brands Inc.[a]	2,486	35,251
Cal-Maine Foods Inc.	683	50,761
Calavo Growers Inc.	522	17,659
Campbell Soup Co.	5,100	233,631
Darling Ingredients Inc.[a]	1,443	30,159
Diamond Foods Inc.[a]	967	27,269
Farmer Bros. Co.[a]	366	7,909
Flowers Foods Inc.	7,793	164,276
General Mills Inc.	27,343	1,436,601
Hain Celestial Group Inc.[a]	2,035	180,586
Hershey Co. (The)	6,696	651,989
Hillshire Brands Co. (The)	3,329	207,397
Hormel Foods Corp.	5,916	291,955
Ingredion Inc.	492	36,920
Inventure Foods Inc.[a]	605	6,818
J&J Snack Foods Corp.	684	64,378
Kellogg Co.	10,423	684,791
Keurig Green Mountain Inc.	6,295	784,420
Kraft Foods Group Inc.	26,480	1,587,476
Lancaster Colony Corp.	517	49,198
Lifeway Foods Inc.	202	2,824
Limoneira Co.	549	12,062
McCormick & Co. Inc. NVS	5,820	416,654
Mead Johnson Nutrition Co. Class A	8,965	835,269
Pilgrim’s Pride Corp.[a]	373	10,205
Sanderson Farms Inc.	881	85,633
Seaboard Corp.[a]	1	3,020
Tootsie Roll Industries Inc.[b]	839	24,700
TreeHouse Foods Inc.[a]	846	67,739
Tyson Foods Inc. Class A	731	27,442
WhiteWave Foods Co. (The) Class Aa	7,718	249,832

		8,511,836

HEALTH CARE EQUIPMENT & SUPPLIES — 1.89%
Abaxis Inc.	987	43,734
ABIOMED Inc.[a,b]	1,827	45,931
Accuray Inc.[a,b]	3,274	28,811
Align Technology Inc.[a]	3,621	202,921
Anika Therapeutics Inc.[a]	632	29,281
Antares Pharma Inc.[a,b]	4,417	11,793
AtriCure Inc.[a]	1,065	19,575
Atrion Corp.	71	23,146
Baxter International Inc.	24,136	1,745,033
Becton, Dickinson and Co.	8,633	1,021,284
Boston Scientific Corp.[a]	5,590	71,384
C.R. Bard Inc.	3,378	483,088
Cantel Medical Corp.	1,459	53,429
Cardiovascular Systems Inc.[a]	1,175	36,613
Cerus Corp.[a,b]	3,297	13,683
Cooper Companies Inc. (The)	1,580	214,137
Cyberonics Inc.[a]	1,187	74,140
Cynosure Inc. Class Aa	361	7,671
DENTSPLY International Inc.	1,953	92,475

Security	Shares	Value

DexCom Inc.[a,b]	3,320	$131,671
Edwards Lifesciences Corp.[a,b]	4,722	405,336
Endologix Inc.[a,b]	2,931	44,580
GenMark Diagnostics Inc.[a]	1,814	24,543
Globus Medical Inc. Class Aa	2,906	69,511
Haemonetics Corp.[a]	202	7,127
HeartWare International Inc.[a,b]	772	68,322
Hill-Rom Holdings Inc.	169	7,015
Hologic Inc.[a,b]	3,482	88,269
IDEXX Laboratories Inc.[a]	2,274	303,738
Inogen Inc.[a]	229	5,166
Insulet Corp.[a]	2,407	95,486
Integra LifeSciences Holdings Corp.[a]	510	24,001
Intuitive Surgical Inc.[a]	1,583	651,879
K2M Group Holdings Inc.[a]	393	5,848
LDR Holding Corp.[a]	718	17,957
Masimo Corp.[a]	2,318	54,705
Meridian Bioscience Inc.	1,889	38,989
Natus Medical Inc.[a]	1,411	35,473
Neogen Corp.[a]	1,582	64,023
NuVasive Inc.[a]	1,717	61,074
NxStage Medical Inc.[a]	2,684	38,569
OraSure Technologies Inc.[a]	160	1,378
Oxford Immunotec Global PLC[a]	550	9,256
Quidel Corp.[a,b]	1,258	27,814
ResMed Inc.[b]	6,286	318,260
Rockwell Medical Technologies Inc.[a,b]	72	863
Sirona Dental Systems Inc.[a]	1,580	130,287
Spectranetics Corp. (The)[a]	1,859	42,534
St. Jude Medical Inc.	8,139	563,626
Staar Surgical Co.[a,b]	1,722	28,930
Steris Corp.	2,601	139,101
Stryker Corp.	8,906	750,954
SurModics Inc.[a]	102	2,185
Tandem Diabetes Care Inc.[a,b]	300	4,878
Thoratec Corp.[a]	2,530	88,196
TransEnterix Inc.[a]	117	590
TriVascular Technologies Inc.[a]	333	5,185
Unilife Corp.[a,b]	4,935	14,608
Utah Medical Products Inc.	152	7,819
Varian Medical Systems Inc.[a]	4,625	384,522
Vascular Solutions Inc.[a]	746	16,554
Veracyte Inc.[a]	288	4,931
Volcano Corp.[a,b]	2,438	42,933
West Pharmaceutical Services Inc.	3,164	133,457
Wright Medical Group Inc.[a]	1,042	32,719
Zeltiq Aesthetics Inc.[a]	1,264	19,200
Zimmer Holdings Inc.	554	57,538

		9,289,729

HEALTH CARE PROVIDERS & SERVICES — 1.76%
Acadia Healthcare Co. Inc.[a]	1,563	71,117
Addus HomeCare Corp.[a]	23	517
Aetna Inc.	4,733	383,752
Air Methods Corp.[a]	1,763	91,059
Alliance HealthCare Services Inc.[a]	86	2,322
AmerisourceBergen Corp.	10,049	730,160
AmSurg Corp.[a]	307	13,990
Bio-Reference Laboratories Inc.[a]	1,145	34,602
BioTelemetry Inc.[a]	694	4,976
Brookdale Senior Living Inc.[a]	5,563	185,470
Capital Senior Living Corp.[a]	1,431	34,115

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

Cardinal Health Inc.	1,225	$83,986
Catamaran Corp.[a]	9,194	406,007
Centene Corp.[a]	2,471	186,832
Chemed Corp.[b]	785	73,570
Chindex International Inc.[a,b]	531	12,579
Cigna Corp.	927	85,256
CorVel Corp.[a]	548	24,759
DaVita HealthCare Partners Inc.[a]	2,745	198,518
Emeritus Corp.[a]	1,779	56,305
Ensign Group Inc. (The)	785	24,398
Envision Healthcare Holdings Inc.[a]	3,595	129,097
ExamWorks Group Inc.[a]	1,531	48,579
Express Scripts Holding Co.[a]	29,811	2,066,797
Gentiva Health Services Inc.[a]	1,382	20,813
HCA Holdings Inc.[a]	1,369	77,184
HealthSouth Corp.	2,982	106,964
Healthways Inc.[a,b]	995	17,452
Henry Schein Inc.[a]	3,800	450,946
IPC The Hospitalist Co. Inc.[a]	437	19,324
Laboratory Corp. of America Holdings[a]	1,493	152,883
Landauer Inc.	370	15,540
McKesson Corp.	10,258	1,910,142
MEDNAX Inc.[a,b]	2,949	171,484
Molina Healthcare Inc.[a]	1,357	60,563
MWI Veterinary Supply Inc.[a]	565	80,224
National Research Corp. Class Aa	355	4,967
Patterson Companies Inc.	342	13,512
Premier Inc.[a]	1,424	41,296
Providence Service Corp. (The)[a]	467	17,088
RadNet Inc.[a]	1,370	9,083
Select Medical Holdings Corp.	3,287	51,277
Skilled Healthcare Group Inc. Class Aa,b	824	5,183
Surgical Care Affiliates Inc.[a,b]	513	14,918
Team Health Holdings Inc.[a,b]	3,125	156,063
Tenet Healthcare Corp.[a]	4,370	205,128
U.S. Physical Therapy Inc.	520	17,779
Universal Health Services Inc. Class B	876	83,886

		8,652,462

HEALTH CARE TECHNOLOGY — 0.30%
Allscripts Healthcare Solutions Inc.[a]	2,981	47,845
athenahealth Inc.[a,b]	1,681	210,344
Castlight Health Inc.[a]	476	7,235
Cerner Corp.[a]	13,245	683,177
Computer Programs and Systems Inc.	513	32,627
HealthStream Inc.[a]	896	21,773
HMS Holdings Corp.[a,b]	3,940	80,415
IMS Health Holdings Inc.[a]	3,325	85,386
MedAssets Inc.[a]	2,688	61,394
Medidata Solutions Inc.[a]	2,346	100,432
Merge Healthcare Inc.[a]	3,537	8,029
Omnicell Inc.[a]	1,610	46,223
Quality Systems Inc.	2,188	35,117
Veeva Systems Inc.[a,b]	1,665	42,374
Vocera Communications Inc.[a]	1,143	15,088

		1,477,459

HOTELS, RESTAURANTS & LEISURE — 3.21%
Aramark	1,808	46,791
Bally Technologies Inc.[a,b]	1,773	116,522
BJ’s Restaurants Inc.[a]	256	8,937

Security	Shares	Value

Bloomin’ Brands Inc.[a]	3,413	$76,554
Boyd Gaming Corp.[a,b]	3,066	37,191
Bravo Brio Restaurant Group Inc.[a]	852	13,300
Brinker International Inc.	2,922	142,155
Buffalo Wild Wings Inc.[a]	851	141,019
Burger King Worldwide Inc.	4,681	127,417
Caesars Entertainment Corp.[a]	300	5,424
Cheesecake Factory Inc. (The)	2,223	103,192
Chipotle Mexican Grill Inc.[a]	1,380	817,664
Choice Hotels International Inc.	103	4,852
Churchill Downs Inc.	389	35,053
Chuy’s Holdings Inc.[a]	716	25,991
ClubCorp Holdings Inc.	947	17,557
Cracker Barrel Old Country Store Inc.	795	79,158
Del Frisco’s Restaurant Group Inc.[a]	1,034	28,497
Denny’s Corp.[a]	2,605	16,985
Diamond Resorts International Inc.[a]	1,554	36,162
DineEquity Inc.	289	22,973
Domino’s Pizza Inc.	2,482	181,409
Dunkin’ Brands Group Inc.	4,703	215,444
Einstein Noah Restaurant Group Inc.	512	8,223
Famous Dave’s of America Inc.[a]	210	6,027
Fiesta Restaurant Group Inc.[a]	1,181	54,810
Hilton Worldwide Holdings Inc.[a]	5,995	139,683
Hyatt Hotels Corp. Class Aa	103	6,281
Ignite Restaurant Group Inc.[a,b]	307	4,470
Interval Leisure Group Inc.	1,359	29,816
Jack in the Box Inc.	1,771	105,977
Jamba Inc.[a]	759	9,184
Krispy Kreme Doughnuts Inc.[a,b]	2,889	46,166
La Quinta Holdings Inc.[a]	1,399	26,777
Las Vegas Sands Corp.	16,734	1,275,465
Life Time Fitness Inc.[a,b]	103	5,020
Marriott International Inc. Class A	8,615	552,221
McDonald’s Corp.	43,982	4,430,747
MGM Resorts International[a]	1,412	37,277
Morgans Hotel Group Co.[a]	334	2,649
Multimedia Games Holding Co. Inc.[a]	1,257	37,257
Nathan’s Famous Inc.[a]	124	6,720
Noodles & Co.[a,b]	470	16,163
Norwegian Cruise Line Holdings Ltd.[a]	3,721	117,956
Panera Bread Co. Class Aa	1,089	163,165
Papa John’s International Inc.	1,408	59,685
Papa Murphy’s Holdings Inc.[a]	260	2,491
Pinnacle Entertainment Inc.[a]	2,403	60,507
Popeyes Louisiana Kitchen Inc.[a]	1,095	47,862
Potbelly Corp.[a]	634	10,119
Red Robin Gourmet Burgers Inc.[a]	630	44,856
Ruth’s Hospitality Group Inc.	1,027	12,683
Scientific Games Corp. Class Aa	1,576	17,525
SeaWorld Entertainment Inc.	3,012	85,330
Six Flags Entertainment Corp.	3,228	137,351
Sonic Corp.[a]	1,698	37,492
Starbucks Corp.	33,489	2,591,379
Starwood Hotels & Resorts Worldwide Inc.	3,829	309,460
Texas Roadhouse Inc.	3,081	80,106
Vail Resorts Inc.	1,584	122,253
Wyndham Worldwide Corp.	5,665	428,954
Wynn Resorts Ltd.	3,592	745,555
Yum! Brands Inc.	19,642	1,594,930
Zoe’s Kitchen Inc.[a]	260	8,939

		15,779,778

52

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

HOUSEHOLD DURABLES — 0.35%
Beazer Homes USA Inc.[a]	621	$13,029
Cavco Industries Inc.[a]	388	33,096
D.R. Horton Inc.	1,177	28,931
Dixie Group Inc.[a]	515	5,454
Harman International Industries Inc.	3,031	325,620
Helen of Troy Ltd.[a]	482	29,224
Installed Building Products Inc.[a]	382	4,680
iRobot Corp.[a,b]	1,260	51,597
Jarden Corp.[a]	1,755	104,159
KB Home	2,751	51,389
La-Z-Boy Inc.	1,964	45,506
Leggett & Platt Inc.	3,048	104,485
Lennar Corp. Class A	485	20,360
LGI Homes Inc.[a]	373	6,807
Libbey Inc.[a]	974	25,947
Newell Rubbermaid Inc.	7,370	228,396
NVR Inc.[a]	194	223,216
Tempur Sealy International Inc.[a]	2,746	163,936
Tupperware Brands Corp.	2,245	187,907
Turtle Beach Corp.[a]	310	2,864
Universal Electronics Inc.[a]	696	34,021
Whirlpool Corp.	313	43,576
William Lyon Homes Class Aa	97	2,953

		1,737,153
HOUSEHOLD PRODUCTS — 1.14%
Central Garden & Pet Co. Class Aa	270	2,484
Church & Dwight Co. Inc.	6,097	426,485
Clorox Co. (The)	4,744	433,602
Colgate-Palmolive Co.	36,416	2,482,843
Harbinger Group Inc.[a]	1,534	19,482
Kimberly-Clark Corp.	13,898	1,545,735
Oil-Dri Corp. of America	54	1,651
Orchids Paper Products Co.	347	11,118
Procter & Gamble Co. (The)	6,863	539,363
Spectrum Brands Holdings Inc.	934	80,352
WD-40 Co.	683	51,375

		5,594,490
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.03%
Calpine Corp.[a]	2,653	63,168
Ormat Technologies Inc.	300	8,649
Pattern Energy Group Inc.	1,755	58,108

		129,925
INDUSTRIAL CONGLOMERATES — 1.02%
3M Co.	29,109	4,169,573
Danaher Corp.	6,346	499,621
Raven Industries Inc.	1,642	54,416
Roper Industries Inc.	2,010	293,480

		5,017,090
INSURANCE — 0.50%
American Financial Group Inc.	542	32,281
AmTrust Financial Services Inc.[b]	959	40,096
Aon PLC	10,140	913,513

Security	Shares	Value

Arthur J. Gallagher & Co.	6,587	$306,954
Atlas Financial Holdings Inc.[a]	480	7,277
Brown & Brown Inc.	310	9,520
Crawford & Co. Class B	429	4,324
eHealth Inc.[a]	853	32,388
Employers Holdings Inc.	954	20,206
Erie Indemnity Co. Class A	1,096	82,485
Federated National Holding Co.	454	11,577
HCI Group Inc.	277	11,246
Heritage Insurance Holdings Inc.[a]	305	4,639
Infinity Property and Casualty Corp.	250	16,807
Maiden Holdings Ltd.	286	3,458
Marsh & McLennan Companies Inc.	16,473	853,631
National Interstate Corp.	80	2,242
Reinsurance Group of America Inc.	852	67,223
United Insurance Holdings Corp.	675	11,650
Universal Insurance Holdings Inc.	1,312	17,017

		2,448,534
INTERNET & CATALOG RETAIL — 2.31%
Amazon.com Inc.[a]	16,716	5,429,023
Blue Nile Inc.[a,b]	484	13,552
Coupons.com Inc.[a]	537	14,128
Expedia Inc.	4,501	354,499
FTD Companies Inc.[a]	85	2,702
Groupon Inc.[a,b]	21,333	141,224
HomeAway Inc.[a]	3,834	133,500
HSN Inc.	1,493	88,445
Liberty Interactive Corp. Series Aa	10,904	320,141
Liberty Ventures Series Aa	3,245	239,481
Netflix Inc.[a]	2,666	1,174,640
NutriSystem Inc.	1,312	22,448
Orbitz Worldwide Inc.[a]	1,067	9,496
Overstock.com Inc.[a,b]	510	8,043
PetMed Express Inc.	956	12,887
Priceline Group Inc/The[a]	2,293	2,758,479
RetailMeNot Inc.[a,b]	1,350	35,924
Shutterfly Inc.[a]	1,044	44,955
TripAdvisor Inc.[a,b]	4,945	537,324
Valuevision Media Inc. Class Aa	1,510	7,535
Vitacost.com Inc.[a]	1,078	6,748
zulily Inc.[a]	574	23,505

		11,378,679
INTERNET SOFTWARE & SERVICES — 5.92%
Aerohive Networks Inc.[a]	191	1,570
Akamai Technologies Inc.[a]	7,920	483,595
Amber Road Inc.[a]	364	5,871
Angie’s List Inc.[a]	1,897	22,650
Bankrate Inc.[a]	280	4,911
Bazaarvoice Inc.[a,b]	1,177	9,287
Benefitfocus Inc.[a,b]	162	7,488
Borderfree Inc.[a]	244	4,043
Brightcove Inc.[a]	1,241	13,080
Carbonite Inc.[a]	936	11,204
Care.com Inc.[a,b]	443	5,608
ChannelAdvisor Corp.[a]	903	23,803
comScore Inc.[a]	1,622	57,549
Constant Contact Inc.[a]	1,370	43,991
Conversant Inc.[a,b]	3,021	76,733
Cornerstone OnDemand Inc.[a]	2,354	108,331

53

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

CoStar Group Inc.[a]	1,287	$203,565
Cvent Inc.[a,b]	781	22,719
Dealertrack Technologies Inc.[a]	1,986	90,045
Demandware Inc.[a,b]	1,329	92,193
Dice Holdings Inc.[a]	554	4,216
E2open Inc.[a,b]	1,008	20,835
eBay Inc.[a]	56,393	2,823,034
Endurance International Group Holdings Inc.[a,b]	1,308	19,999
Envestnet Inc.[a]	1,503	73,527
Equinix Inc.[a,b]	2,232	468,921
Everyday Health Inc.[a]	306	5,655
Facebook Inc. Class Aa	87,841	5,910,821
Five9 Inc.[a]	497	3,578
Global Eagle Entertainment Inc.[a,b]	1,088	13,491
Gogo Inc.[a,b]	2,462	48,157
Google Inc. Class Aa	12,490	7,302,528
Google Inc. Class Ca	12,637	7,269,813
GrubHub Inc.[a]	397	14,058
GTT Communications Inc.[a]	628	6,412
IAC/InterActiveCorp	1,363	94,360
j2 Global Inc.[b]	2,123	107,976
LinkedIn Corp. Class Aa	4,638	795,278
LivePerson Inc.[a]	2,524	25,619
LogMeIn Inc.[a]	1,080	50,350
Marchex Inc. Class B	1,461	17,561
Marin Software Inc.[a,b]	1,131	13,312
Marketo Inc.[a,b]	1,125	32,715
Move Inc.[a]	1,737	25,690
NIC Inc.	2,962	46,948
OpenTable Inc.[a]	1,042	107,951
OPOWER Inc.[a]	314	5,919
Pandora Media Inc.[a,b]	9,123	269,129
Perficient Inc.[a]	975	18,983
Q2 Holdings Inc.[a]	402	5,733
Rackspace Hosting Inc.[a]	5,203	175,133
Reis Inc.	21	443
Rocket Fuel Inc.[a,b]	799	24,841
SciQuest Inc.[a]	1,317	23,298
Shutterstock Inc.[a]	671	55,680
SPS Commerce Inc.[a]	708	44,739
Stamps.com Inc.[a]	576	19,405
Textura Corp.[a,b]	807	19,077
Travelzoo Inc.[a]	326	6,308
TrueCar Inc.[a]	348	5,143
Trulia Inc.[a]	1,514	71,733
Twitter Inc.[a,b]	21,303	872,784
Unwired Planet Inc.[a]	1,278	2,850
VeriSign Inc.[a,b]	5,366	261,914
VistaPrint NVa,b	1,440	58,262
Web.com Group Inc.[a]	2,285	65,968
WebMD Health Corp.[a,b]	1,714	82,786
Wix.com Ltd.[a]	590	11,706
XO Group Inc.[a]	1,205	14,725
Xoom Corp.[a,b]	1,355	35,718
Yelp Inc.[a,b]	2,255	172,913
Zillow Inc. Class Aa,b	1,377	196,815
Zix Corp.[a,b]	2,931	10,024

		29,123,070
IT SERVICES — 5.51%
Accenture PLC Class A	28,147	2,275,404
Alliance Data Systems Corp.[a]	2,409	677,531

Security	Shares	Value

Automatic Data Processing Inc.	21,505	$1,704,916
Blackhawk Network Holdings Inc.[a]	2,405	67,869
Booz Allen Hamilton Holding Corp.	3,066	65,122
Broadridge Financial Solutions Inc.	5,343	222,483
Cardtronics Inc.[a]	2,023	68,944
Cass Information Systems Inc.	455	22,513
Cognizant Technology Solutions Corp. Class Aa	27,062	1,323,602
Computer Sciences Corp.	393	24,838
CSG Systems International Inc.	628	16,397
DST Systems Inc.	1,109	102,217
EPAM Systems Inc.[a]	1,573	68,819
Euronet Worldwide Inc.[a]	2,293	110,614
EVERTEC Inc.	2,902	70,344
ExlService Holdings Inc.[a]	618	18,200
Fidelity National Information Services Inc.	1,579	86,434
Fiserv Inc.[a]	11,130	671,362
FleetCor Technologies Inc.[a]	3,686	485,815
Forrester Research Inc.	487	18,448
Gartner Inc.[a]	4,013	282,997
Genpact Ltd.[a]	783	13,726
Global Payments Inc.	3,176	231,372
Hackett Group Inc. (The)	346	2,066
Heartland Payment Systems Inc.	1,603	66,060
Higher One Holdings Inc.[a]	1,487	5,665
iGATE Corp.[a]	1,621	58,988
Information Services Group Inc.[a]	1,453	6,989
International Business Machines Corp.	42,094	7,630,379
Jack Henry & Associates Inc.	3,799	225,775
Lionbridge Technologies Inc.[a]	2,715	16,127
Luxoft Holding Inc.[a,b]	337	12,152
MasterCard Inc. Class A	44,736	3,286,754
MAXIMUS Inc.	3,013	129,619
NeuStar Inc. Class Aa,b	2,606	67,808
Paychex Inc.	12,918	536,872
Sabre Corp.[a]	2,010	40,301
Sapient Corp.[a]	5,157	83,801
Science Applications International Corp.	1,869	82,535
Sykes Enterprises Inc.[a]	155	3,368
Syntel Inc.[a]	706	60,688
TeleTech Holdings Inc.[a]	402	11,654
Teradata Corp.[a,b]	5,537	222,587
Total System Services Inc.	5,752	180,670
Unisys Corp.[a,b]	1,352	33,448
Vantiv Inc. Class Aa	5,528	185,851
VeriFone Systems Inc.[a]	4,962	182,354
Virtusa Corp.[a]	1,189	42,566
Visa Inc. Class A	22,313	4,701,572
Western Union Co.	23,983	415,865
WEX Inc.[a]	1,712	179,709

		27,102,190
LEISURE EQUIPMENT & PRODUCTS — 0.21%
Arctic Cat Inc.	203	8,002
Brunswick Corp.	2,065	86,998
Escalade Inc.	94	1,517
Hasbro Inc.	4,309	228,593
Malibu Boats Inc. Class Aa	347	6,975
Marine Products Corp.	213	1,768
Mattel Inc.	5,463	212,893
Nautilus Inc.[a]	847	9,393
Polaris Industries Inc.	2,927	381,213
Smith & Wesson Holding Corp.[a,b]	2,445	35,550
Sturm, Ruger & Co. Inc.[b]	862	50,867

		1,023,769

54

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.73%
Accelerate Diagnostics Inc.[a,b]	995	$25,870
Affymetrix Inc.[a]	809	7,208
Agilent Technologies Inc.	2,127	122,175
Bruker Corp.[a]	4,828	117,175
Cambrex Corp.[a]	1,338	27,697
Charles River Laboratories International Inc.[a]	976	52,235
Covance Inc.[a]	2,315	198,118
Enzo Biochem Inc.[a]	1,523	7,996
Fluidigm Corp.[a]	1,239	36,426
Furiex Pharmaceuticals Inc.[a]	294	31,217
Illumina Inc.[a]	5,709	1,019,285
Luminex Corp.[a]	1,654	28,366
Mettler-Toledo International Inc.[a]	1,301	329,387
NanoString Technologies Inc.[a]	445	6,653
Pacific Biosciences of California Inc.[a]	2,557	15,802
PAREXEL International Corp.[a]	2,508	132,523
PerkinElmer Inc.	951	44,545
Quintiles Transnational Holdings Inc.[a]	1,176	62,669
Sequenom Inc.[a,b]	5,086	19,683
TECHNE Corp.	805	74,519
Thermo Fisher Scientific Inc.	7,153	844,054
Waters Corp.[a]	3,780	394,783

		3,598,386
MACHINERY — 2.36%
Accuride Corp.[a,b]	1,655	8,093
Albany International Corp. Class A	188	7,136
Allison Transmission Holdings Inc.	5,989	186,258
Altra Industrial Motion Corp.	1,191	43,340
American Railcar Industries Inc.	393	26,634
ARC Group Worldwide Inc.[a]	136	2,067
Blount International Inc.[a]	2,258	31,860
Caterpillar Inc.	5,886	639,632
Chart Industries Inc.[a]	1,366	113,023
CIRCOR International Inc.	698	53,837
CLARCOR Inc.	2,192	135,575
Colfax Corp.[a]	4,242	316,199
Columbus McKinnon Corp.	123	3,327
Commercial Vehicle Group Inc.[a]	1,131	11,355
Crane Co.	791	58,819
Cummins Inc.	8,179	1,261,938
Deere & Co.	3,561	322,449
Donaldson Co. Inc.	5,810	245,879
Douglas Dynamics Inc.	900	15,858
Dover Corp.	5,465	497,042
Dynamic Materials Corp.	35	775
Energy Recovery Inc.[a,b]	843	4,148
EnPro Industries Inc.[a]	1,006	73,599
ExOne Co. (The)[a,b]	430	17,037
Flowserve Corp.	6,110	454,278
Global Brass & Copper Holdings Inc.	817	13,807
Gorman-Rupp Co. (The)	823	29,109
Graco Inc.	2,703	211,050
Graham Corp.	436	15,177
Greenbrier Companies Inc. (The)[a]	1,226	70,618
Harsco Corp.	3,574	95,176
Hillenbrand Inc.	2,779	90,651

Security	Shares	Value

Hyster-Yale Materials Handling Inc.	459	$40,640
IDEX Corp.	3,311	267,330
Illinois Tool Works Inc.	15,189	1,329,949
Ingersoll-Rand PLC	1,024	64,010
ITT Corp.	918	44,156
John Bean Technologies Corp.	1,329	41,186
Kadant Inc.	71	2,730
Lincoln Electric Holdings Inc.	1,219	85,184
Lindsay Corp.[b]	485	40,968
Lydall Inc.[a]	654	17,900
Manitex International Inc.[a]	543	8,818
Manitowoc Co. Inc. (The)	6,049	198,770
Meritor Inc.[a]	2,293	29,901
Middleby Corp. (The)[a]	2,495	206,386
Miller Industries Inc.	28	576
Mueller Industries Inc.	1,642	48,291
Mueller Water Products Inc. Class A	6,966	60,186
Navistar International Corp.[a,b]	326	12,218
NN Inc.	736	18,827
Nordson Corp.	2,834	227,258
Omega Flex Inc.	126	2,472
PACCAR Inc.	14,446	907,642
Pall Corp.	4,911	419,350
Parker Hannifin Corp.	3,534	444,330
Pentair PLC	597	43,056
Proto Labs Inc.[a,b]	1,003	82,166
RBC Bearings Inc.	1,017	65,139
Rexnord Corp.[a,b]	3,324	93,571
Snap-on Inc.	360	42,667
Standex International Corp.	401	29,866
Stanley Black & Decker Inc.	773	67,885
Sun Hydraulics Corp.	937	38,042
Tennant Co.	850	64,872
Timken Co. (The)	237	16,078
Toro Co. (The)	2,553	162,371
TriMas Corp.[a]	1,777	67,757
Trinity Industries Inc.	5,280	230,842
Twin Disc Inc.	266	8,791
Valmont Industries Inc.	80	12,156
Wabash National Corp.[a]	3,032	43,206
WABCO Holdings Inc.[a]	2,521	269,293
Wabtec Corp.	4,305	355,550
Watts Water Technologies Inc. Class A	94	5,803
Woodward Inc.	1,971	98,905
Xerium Technologies Inc.[a,b]	481	6,715
Xylem Inc.	5,916	231,197

		11,610,752
MARINE — 0.06%
Kirby Corp.[a]	2,530	296,364
Matson Inc.	660	17,715

		314,079
MEDIA — 5.15%
AMC Networks Inc. Class Aa,b	2,729	167,806
Cablevision NY Group Class A	8,597	151,737
Carmike Cinemas Inc.[a]	1,012	35,552
CBS Corp. Class B NVS[b]	22,913	1,423,814
CBS Outdoor Americas Inc.	74	2,418
Charter Communications Inc. Class Aa	3,529	558,923
Cinemark Holdings Inc.	5,087	179,876

55

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

Clear Channel Outdoor Holdings Inc. Class A	871	$7,125
Comcast Corp. Class A	105,468	5,661,522
Crown Media Holdings Inc. Class Aa	1,658	6,019
Cumulus Media Inc. Class Aa	3,683	24,271
DIRECTV[a]	20,815	1,769,483
Discovery Communications Inc. Series Aa	10,211	758,473
DISH Network Corp. Class Aa	6,958	452,827
Entravision Communications Corp. Class A	2,433	15,133
Eros International PLC[a]	313	4,748
Global Sources Ltd.[a]	119	985
Gray Television Inc.[a]	2,162	28,387
Interpublic Group of Companies Inc. (The)	18,826	367,295
Lamar Advertising Co. Class A	3,570	189,210
Lions Gate Entertainment Corp.	3,564	101,859
Live Nation Entertainment Inc.[a]	3,268	80,687
Loral Space & Communications Inc.[a]	575	41,797
Martha Stewart Living Omnimedia Inc. Class Aa	1,002	4,709
MDC Partners Inc.	652	14,012
Morningstar Inc.	912	65,491
National CineMedia Inc.	854	14,954
Nexstar Broadcasting Group Inc.	1,393	71,893
Omnicom Group Inc.	11,515	820,098
Radio One Inc. Class Da	1,029	5,073
ReachLocal Inc.[a,b]	442	3,107
Regal Entertainment Group Class A	797	16,817
Rentrak Corp.[a]	410	21,505
Saga Communications Inc. Class A	60	2,563
Scripps Networks Interactive Inc. Class A	4,703	381,601
Sinclair Broadcast Group Inc. Class A	3,019	104,910
Sirius XM Holdings Inc.[a,b]	122,559	424,054
Starz Series Aa	3,654	108,853
Time Warner Cable Inc.	12,398	1,826,225
Twenty-First Century Fox Inc. Class A	62,451	2,195,153
Viacom Inc. Class B NVS	19,127	1,658,885
Walt Disney Co. (The)	64,565	5,535,803
World Wrestling Entertainment Inc. Class A	1,282	15,294

		25,320,947
METALS & MINING — 0.17%
Carpenter Technology Corp.	144	9,108
Coeur Mining Inc.[a]	1,679	15,413
Compass Minerals International Inc.	1,532	146,674
Globe Specialty Metals Inc.	2,815	58,496
Gold Resource Corp.	1,369	6,927
Handy & Harman Ltd.[a]	221	5,916
Haynes International Inc.	28	1,585
Horsehead Holding Corp.[a]	310	5,661
Materion Corp.	476	17,607
Olympic Steel Inc.	103	2,549
RTI International Metals Inc.[a]	85	2,260
Southern Copper Corp.	6,488	197,041
Stillwater Mining Co.[a]	4,996	87,680
SunCoke Energy Inc.[a]	2,153	46,289
Tahoe Resources Inc.[a]	480	12,576
US Silica Holdings Inc.	2,382	132,058
Walter Energy Inc.[b]	967	5,270
Worthington Industries Inc.	2,332	100,369

		853,479

Security	Shares	Value

MULTI-UTILITIES — 0.02%
Dominion Resources Inc.	1,579	$112,930

		112,930
MULTILINE RETAIL — 0.60%
Big Lots Inc.[a]	787	35,966
Burlington Stores Inc.[a,b]	1,125	35,843
Dillard’s Inc. Class A	802	93,521
Dollar General Corp.[a]	10,499	602,223
Dollar Tree Inc.[a]	9,265	504,572
Family Dollar Stores Inc.	4,012	265,354
Kohl’s Corp.	511	26,919
Macy’s Inc.	12,432	721,305
Nordstrom Inc.	6,170	419,128
Sears Holdings Corp.[a]	925	36,963
Target Corp.	2,850	165,157
Tuesday Morning Corp.[a]	1,571	27,995

		2,934,946
OIL, GAS & CONSUMABLE FUELS — 3.64%
Abraxas Petroleum Corp.[a,b]	3,634	22,749
Adams Resources & Energy Inc.	5	391
Alon USA Energy Inc.	325	4,043
Anadarko Petroleum Corp.	1,634	178,874
Antero Resources Corp.[a]	2,353	154,427
Apco Oil and Gas International Inc.[a]	47	678
Approach Resources Inc.[a,b]	855	19,434
Athlon Energy Inc.[a]	2,267	108,136
Bonanza Creek Energy Inc.[a,b]	1,451	82,983
BPZ Resources Inc.[a]	2,355	7,253
Cabot Oil & Gas Corp.	18,570	633,980
Carrizo Oil & Gas Inc.[a]	2,015	139,559
Cheniere Energy Inc.[a]	10,585	758,944
Chesapeake Energy Corp.	5,391	167,552
Cimarex Energy Co.	471	67,570
Clayton Williams Energy Inc.[a]	262	35,991
Clean Energy Fuels Corp.[a,b]	1,723	20,194
Cobalt International Energy Inc.[a]	14,156	259,763
Concho Resources Inc.[a]	5,003	722,933
Continental Resources Inc.[a]	1,919	303,279
CVR Energy Inc.	286	13,782
Delek US Holdings Inc.	1,358	38,336
Diamondback Energy Inc.[a]	1,690	150,072
EOG Resources Inc.	24,310	2,840,867
EQT Corp.	6,146	657,007
Evolution Petroleum Corp.	712	7,796
EXCO Resources Inc.	2,583	15,214
Forest Oil Corp.[a]	684	1,560
FX Energy Inc.[a,b]	2,314	8,354
GasLog Ltd.	354	11,289
Gastar Exploration Inc.[a,b]	2,717	23,665
Goodrich Petroleum Corp.[a,b]	1,559	43,028
Green Plains Inc.	1,410	46,347
Gulfport Energy Corp.[a]	3,057	191,980
HollyFrontier Corp.	1,617	70,647
Isramco Inc.[a]	50	6,356
Jones Energy Inc. Class Aa	473	9,697
Kinder Morgan Inc.	8,067	292,509
Kodiak Oil & Gas Corp.[a]	12,098	176,026
Kosmos Energy Ltd.[a]	4,460	50,086

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

Laredo Petroleum Inc.[a,b]	3,020	$93,560
Magnum Hunter Resources Corp.[a,b]	8,785	72,037
Marathon Petroleum Corp.	8,335	650,713
Matador Resources Co.[a]	1,843	53,963
Miller Energy Resources Inc.[a]	94	602
Noble Energy Inc.	11,439	886,065
Oasis Petroleum Inc.[a,b]	4,524	252,846
ONEOK Inc.	4,902	333,728
Pacific Ethanol Inc.[a]	60	917
Panhandle Oil and Gas Inc.	334	18,714
Parsley Energy Inc. Class Aa	2,226	53,580
PBF Energy Inc.	964	25,691
PDC Energy Inc.[a]	115	7,262
PetroQuest Energy Inc.[a]	2,348	17,657
Phillips 66	10,322	830,198
Pioneer Natural Resources Co.	6,361	1,461,821
QEP Resources Inc.	1,005	34,673
Quicksilver Resources Inc.[a,b]	929	2,480
Range Resources Corp.	7,285	633,431
Rentech Inc.[a]	7,039	18,231
REX American Resources Corp.[a]	225	16,495
Rex Energy Corp.[a]	1,995	35,331
Ring Energy Inc.[a]	827	14,431
Rosetta Resources Inc.[a]	349	19,143
RSP Permian Inc.[a]	393	12,749
Sanchez Energy Corp.[a]	1,208	45,409
SemGroup Corp. Class A	1,888	148,869
SM Energy Co.	2,982	250,786
Solazyme Inc.[a,b]	3,336	39,298
Southwestern Energy Co.[a]	15,699	714,148
Synergy Resources Corp.[a]	2,925	38,756
Targa Resources Corp.	1,677	234,059
Teekay Corp.	929	57,830
Tesoro Corp.	2,476	145,267
TransAtlantic Petroleum Ltd.[a]	520	5,923
Triangle Petroleum Corp.[a]	1,849	21,726
Ultra Petroleum Corp.[a]	2,035	60,419
Valero Energy Corp.	5,675	284,317
Vertex Energy Inc.[a]	525	5,098
W&T Offshore Inc.	598	9,789
Western Refining Inc.	2,355	88,430
Whiting Petroleum Corp.[a]	538	43,175
Williams Companies Inc. (The)	30,492	1,774,939
World Fuel Services Corp.	701	34,510

		17,892,417
PAPER & FOREST PRODUCTS — 0.10%
Boise Cascade Co.[a]	1,735	49,690
Clearwater Paper Corp.[a]	901	55,610
Deltic Timber Corp.	499	30,150
International Paper Co.	2,990	150,905
KapStone Paper and Packaging Corp.[a]	3,750	124,238
Neenah Paper Inc.	371	19,719
P.H. Glatfelter Co.	715	18,969
Schweitzer-Mauduit International Inc.	208	9,081
Wausau Paper Corp.	1,921	20,785

		479,147
PERSONAL PRODUCTS — 0.29%
Avon Products Inc.	7,889	115,258
Coty Inc. Class A	2,434	41,694

Security	Shares	Value

Estee Lauder Companies Inc. (The) Class A	10,203	$757,675
Female Health Co. (The)	816	4,496
Herbalife Ltd.[b]	3,617	233,441
IGI Laboratories Inc.[a]	1,281	6,802
Inter Parfums Inc.	50	1,478
Medifast Inc.[a]	605	18,398
Nu Skin Enterprises Inc. Class A	2,638	195,106
Revlon Inc. Class Aa	165	5,033
Synutra International Inc.[a]	787	5,281
USANA Health Sciences Inc.[a,b]	264	20,629

		1,405,291
PHARMACEUTICALS — 3.65%
AbbVie Inc.	70,738	3,992,453
AcelRx Pharmaceuticals Inc.[a,b]	922	9,451
Achaogen Inc.[a]	305	4,258
Actavis PLC[a]	7,761	1,731,091
Aerie Pharmaceuticals Inc.[a]	490	12,137
Akorn Inc.[a]	2,758	91,703
Alimera Sciences Inc.[a,b]	748	4,473
Allergan Inc.	13,235	2,239,627
Ampio Pharmaceuticals Inc.[a]	1,593	13,302
ANI Pharmaceuticals Inc.[a]	304	10,470
Aratana Therapeutics Inc.[a,b]	1,053	16,437
Auxilium Pharmaceuticals Inc.[a]	2,182	43,771
AVANIR Pharmaceuticals Inc. Class Aa,b	7,032	39,660
Bio-Path Holdings Inc.[a]	3,267	9,964
BioDelivery Sciences International Inc.[a]	1,991	24,031
Bristol-Myers Squibb Co.	26,323	1,276,929
Cempra Inc.[a,b]	871	9,346
Corcept Therapeutics Inc.[a,b]	2,642	7,398
Depomed Inc.[a,b]	2,400	33,360
Egalet Corp.[a]	175	2,296
Endo International PLC[a]	6,766	473,755
Endocyte Inc.[a,b]	1,770	11,664
Forest Laboratories Inc.[a]	10,698	1,059,102
Horizon Pharma Inc.[a,b]	2,865	45,324
Impax Laboratories Inc.[a]	607	18,204
Intra-Cellular Therapies Inc.[a]	762	12,847
Jazz Pharmaceuticals PLC[a]	2,639	387,959
Johnson & Johnson	19,759	2,067,187
Lannett Co. Inc.[a]	1,136	56,368
Mallinckrodt PLC[a]	1,208	96,664
Medicines Co. (The)[a]	2,791	81,106
Merck & Co. Inc.	18,206	1,053,217
Mylan Inc.[a]	16,630	857,443
Nektar Therapeutics[a]	3,191	40,909
Omeros Corp.[a,b]	1,410	24,534
Pacira Pharmaceuticals Inc.[a]	1,581	145,231
Pain Therapeutics Inc.[a]	1,694	9,741
Pernix Therapeutics Holdings Inc.[a]	1,479	13,281
Perrigo Co. PLC	1,345	196,047
Phibro Animal Health Corp.[a]	653	14,333
POZEN Inc.	1,215	10,121
Prestige Brands Holdings Inc.[a]	2,257	76,490
Questcor Pharmaceuticals Inc.	2,710	250,648
Relypsa Inc.[a]	734	17,851
Repros Therapeutics Inc.[a,b]	999	17,283
Revance Therapeutics Inc.[a,b]	262	8,908
Sagent Pharmaceuticals Inc.[a,b]	736	19,033
Salix Pharmaceuticals Ltd.[a]	2,815	347,230
SciClone Pharmaceuticals Inc.[a]	1,744	9,173

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

Sucampo Pharmaceuticals Inc. Class Aa,b	561	$3,871
Supernus Pharmaceuticals Inc.[a,b]	1,258	13,775
TherapeuticsMD Inc.[a,b]	4,377	19,346
Theravance Biopharma Inc.[a,b]	995	31,721
Theravance Inc.[a,b]	3,474	103,456
VIVUS Inc.[a,b]	4,565	24,286
XenoPort Inc.[a]	285	1,377
Zoetis Inc.	22,299	719,589
Zogenix Inc.[a,b]	4,839	9,726

		17,920,957
PROFESSIONAL SERVICES — 0.51%
Advisory Board Co. (The)[a,b]	1,667	86,351
Barrett Business Services Inc.	323	15,181
Corporate Executive Board Co. (The)	1,550	105,741
Corporate Resource Services Inc.[a]	782	2,330
Dun & Bradstreet Corp. (The)	586	64,577
Equifax Inc.	2,905	210,729
Exponent Inc.	581	43,058
Franklin Covey Co.[a]	270	5,435
GP Strategies Corp.[a,b]	618	15,994
Hill International Inc.[a]	849	5,289
Huron Consulting Group Inc.[a]	108	7,649
IHS Inc. Class Aa	3,025	410,402
Insperity Inc.	985	32,505
Kforce Inc.	1,193	25,829
Korn/Ferry International[a]	1,137	33,394
Mistras Group Inc.[a,b]	718	17,605
Nielsen NV	9,357	452,972
On Assignment Inc.[a]	2,402	85,439
Paylocity Holding Corp.[a]	115	2,487
Robert Half International Inc.	6,157	293,935
RPX Corp.[a]	193	3,426
TriNet Group Inc.[a]	217	5,223
TrueBlue Inc.[a]	1,795	49,488
Verisk Analytics Inc. Class Aa	7,395	443,848
WageWorks Inc.[a]	1,553	74,870

		2,493,757
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.83%
Alexander’s Inc.	97	35,839
American Tower Corp.	17,600	1,583,648
Apartment Investment and Management Co. Class A	3,679	118,721
Aviv REIT Inc.	52	1,465
Boston Properties Inc.	812	95,962
CareTrust REIT Inc.[a]	815	16,137
Columbia Property Trust Inc.	832	21,640
CoreSite Realty Corp.	915	30,259
Crown Castle International Corp.	14,856	1,103,207
DuPont Fabros Technology Inc.[b]	906	24,426
EastGroup Properties Inc.	1,229	78,939
Empire State Realty Trust Inc. Class A	4,048	66,792
Equity Lifestyle Properties, Inc.	2,658	117,377
Extra Space Storage Inc.	5,149	274,184
Federal Realty Investment Trust	1,983	239,784
Gaming and Leisure Properties Inc.	628	21,333
Glimcher Realty Trust	5,755	62,327
Health Care REIT Inc.	7,258	454,859
Healthcare Trust of America Inc. Class A	1,269	15,279
National Health Investors Inc.	1,462	91,463
NorthStar Realty Finance Corp.	3,494	60,726

Security	Shares	Value

Omega Healthcare Investors Inc.[b]	1,840	$67,822
Plum Creek Timber Co. Inc.	3,799	171,335
Potlatch Corp.	1,786	73,940
PS Business Parks Inc.	435	36,318
Public Storage	5,918	1,014,049
QTS Realty Trust Inc. Class A	533	15,260
Rayonier Inc.	644	22,894
Ryman Hospitality Properties Inc.[b]	994	47,861
Sabra Healthcare REIT Inc.	1,960	56,272
Saul Centers Inc.	334	16,232
Simon Property Group Inc.	10,308	1,714,014
Sovran Self Storage Inc.	1,276	98,571
Strategic Hotels & Resorts Inc.[a]	8,387	98,212
Sun Communities Inc.	1,778	88,616
Tanger Factory Outlet Centers Inc.	2,528	88,404
Taubman Centers Inc.	2,629	199,305
UMH Properties Inc.	147	1,474
Universal Health Realty Income Trust	362	15,740
Urstadt Biddle Properties Inc. Class A	744	15,535
Ventas Inc.	5,614	359,857
Vornado Realty Trust	1,871	199,692
Weyerhaeuser Co.	2,735	90,501

		9,006,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Altisource Asset Management Corp.[a]	49	35,430
Altisource Portfolio Solutions SAa	650	74,477
CBRE Group Inc. Class Aa	12,459	399,186
Consolidated-Tomoka Land Co.	50	2,295
Forestar Group Inc.[a]	175	3,341
Howard Hughes Corp. (The)[a]	838	132,262
Jones Lang LaSalle Inc.	529	66,860
Kennedy-Wilson Holdings Inc.	224	6,008
Realogy Holdings Corp.[a]	2,814	106,116
St. Joe Co. (The)a,[b]	86	2,187
Tejon Ranch Co.a,[b]	39	1,255

		829,417
ROAD & RAIL — 1.36%
AMERCO	177	51,465
ArcBest Corp.	1,064	46,295
Avis Budget Group Inc.[a]	4,727	282,155
Celadon Group Inc.	52	1,109
Genesee & Wyoming Inc. Class Aa	1,063	111,615
Heartland Express Inc.	2,394	51,088
Hertz Global Holdings Inc.[a]	19,902	557,853
J.B. Hunt Transport Services Inc.	4,094	302,055
Kansas City Southern Industries Inc.	3,791	407,570
Knight Transportation Inc.	2,647	62,919
Landstar System Inc.	2,054	131,456
Marten Transport Ltd.	438	9,789
Norfolk Southern Corp.	2,915	300,332
Old Dominion Freight Line Inc.[a]	2,798	178,177
P.A.M. Transportation Services Inc.[a]	26	727
Quality Distribution Inc.[a]	370	5,498
Roadrunner Transportation Systems Inc.[a]	483	13,572
Saia Inc.[a]	1,071	47,049
Swift Transportation Co.[a,b]	3,813	96,202
Union Pacific Corp.	40,306	4,020,524
Universal Truckload Services Inc.	238	6,036
Werner Enterprises Inc.	571	15,137
YRC Worldwide Inc.[a,b]	347	9,754

		6,708,377

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.45%
Advanced Energy Industries Inc.[a]	1,625	$31,281
Advanced Micro Devices Inc.[a,b]	27,912	116,951
Altera Corp.	5,196	180,613
Ambarella Inc.[a,b]	1,268	39,536
Amkor Technology Inc.[a]	1,975	22,081
Analog Devices Inc.	6,363	344,047
Applied Materials Inc.	36,161	815,431
Applied Micro Circuits Corp.[a,b]	3,725	40,267
Atmel Corp.[a]	18,912	177,205
Avago Technologies Ltd.	11,108	800,554
Brooks Automation Inc.	213	2,294
Cabot Microelectronics Corp.[a]	899	40,140
Cascade Microtech Inc.[a]	34	464
Cavium Inc.[a,b]	2,378	118,092
Cirrus Logic Inc.[a]	819	18,624
Cree Inc.[a,b]	2,976	148,651
Cypress Semiconductor Corp.[a]	7,243	79,021
Diodes Inc.[a]	1,237	35,824
Entegris Inc.[a]	3,389	46,582
Entropic Communications Inc.[a]	265	882
Exar Corp.[a]	245	2,769
Freescale Semiconductor Ltd.[a,b]	4,297	100,980
GT Advanced Technologies Inc.[a,b]	6,042	112,381
Hittite Microwave Corp.	1,398	108,974
Inphi Corp.[a]	1,358	19,935
Integrated Device Technology Inc.[a]	4,330	66,942
Intel Corp.	18,807	581,136
KLA-Tencor Corp.	6,730	488,867
Lam Research Corp.	1,909	129,010
Lattice Semiconductor Corp.[a]	5,173	42,677
Linear Technology Corp.	10,516	494,988
M/A-COM Technology Solutions Holdings Inc.[a]	441	9,914
Maxim Integrated Products Inc.	11,546	390,370
MaxLinear Inc. Class Aa	1,020	10,271
Micrel Inc.	2,224	25,087
Microchip Technology Inc.	8,899	434,360
Micron Technology Inc.[a]	41,769	1,376,289
Microsemi Corp.[a]	2,867	76,721
Monolithic Power Systems Inc.	1,823	77,204
Nanometrics Inc.[a]	695	12,684
NVE Corp.[a]	92	5,114
NVIDIA Corp.	4,073	75,513
ON Semiconductor Corp.[a]	10,065	91,994
PDF Solutions Inc.[a]	1,346	28,562
PLX Technology Inc.[a]	1,926	12,461
PMC-Sierra Inc.[a]	2,421	18,424
Power Integrations Inc.	1,361	78,312
QuickLogic Corp.[a]	2,307	11,927
Rambus Inc.[a,b]	4,926	70,442
RF Micro Devices Inc.[a]	12,678	121,582
Rubicon Technology Inc.[a]	106	928
Rudolph Technologies Inc.[a]	246	2,431
Semtech Corp.[a]	3,003	78,528
Silicon Image Inc.[a]	1,794	9,042
Silicon Laboratories Inc.[a]	1,330	65,503
Skyworks Solutions Inc.	8,426	395,685
Spansion Inc. Class Aa	2,685	56,573
SunEdison Inc.[a,b]	3,814	86,196

Security	Shares	Value

SunPower Corp.[a]	183	$7,499
Synaptics Inc.[a]	1,597	144,752
Teradyne Inc.	950	18,620
Tessera Technologies Inc.	1,394	30,780
Texas Instruments Inc.	48,030	2,295,354
TriQuint Semiconductor Inc.[a]	7,593	120,045
Ultra Clean Holdings Inc.[a]	413	3,738
Ultratech Inc.[a]	230	5,101
Vitesse Semiconductor Corp.[a]	2,026	6,990
Xcerra Corp.[a]	867	7,890
Xilinx Inc.	11,925	564,172

		12,034,257
SOFTWARE — 5.78%
A10 Networks Inc.[a]	517	6,876
ACI Worldwide Inc.[a]	1,659	92,622
Activision Blizzard Inc.	14,548	324,420
Adobe Systems Inc.[a]	22,140	1,602,050
Advent Software Inc.	2,274	74,064
American Software Inc. Class A	1,000	9,880
ANSYS Inc.[a]	951	72,105
Aspen Technology Inc.[a]	4,086	189,590
Autodesk Inc.[a]	7,974	449,574
AVG Technologies[a]	1,528	30,759
Barracuda Networks Inc.[a,b]	349	10,826
Blackbaud Inc.	2,072	74,053
Bottomline Technologies Inc.[a]	1,469	43,953
BroadSoft Inc.[a,b]	1,260	33,251
Cadence Design Systems Inc.[a]	12,851	224,764
Callidus Software Inc.[a,b]	2,038	24,334
Cinedigm Corp.[a]	774	1,927
Citrix Systems Inc.[a]	6,599	412,768
CommVault Systems Inc.[a]	2,042	100,405
Comverse Inc.[a]	1,004	26,787
Concur Technologies Inc.[a,b]	2,116	197,508
Covisint Corp.[a]	17	83
Cyan Inc.[a]	1,222	4,925
Digimarc Corp.	335	10,921
Electronic Arts Inc.[a]	10,706	384,024
Ellie Mae Inc.[a,b]	1,249	38,881
EPIQ Systems Inc.	97	1,363
ePlus Inc.[a]	12	698
FactSet Research Systems Inc.	1,883	226,487
Fair Isaac Corp.	1,572	100,231
FireEye Inc.[a]	3,078	124,813
FleetMatics Group PLC[a]	1,644	53,167
Fortinet Inc.[a]	5,985	150,403
Gigamon Inc.[a,b]	1,050	20,097
Glu Mobile Inc.[a,b]	3,510	17,550
Guidance Software Inc.[a,b]	611	5,572
Guidewire Software Inc.[a]	3,012	122,468
Imperva Inc.[a,b]	891	23,326
Infoblox Inc.[a]	2,386	31,376
Informatica Corp.[a]	4,395	156,682
Interactive Intelligence Group Inc.[a]	770	43,220
Intuit Inc.	12,634	1,017,416
Jive Software Inc.[a,b]	1,747	14,867
Kofax Ltd.[a]	3,176	27,314
Manhattan Associates Inc.[a,b]	3,446	118,646
Mavenir Systems Inc.[a]	429	6,499
MICROS Systems Inc.[a]	2,458	166,898
Microsoft Corp.	237,821	9,917,136

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

MicroStrategy Inc. Class Aa	391	$54,982
Model N Inc.[a]	358	3,956
Monotype Imaging Holdings Inc.	1,678	47,269
NetScout Systems Inc.[a]	1,708	75,733
NetSuite Inc.[a]	1,842	160,033
Oracle Corp.	146,153	5,923,581
Park City Group Inc.[a]	423	4,607
Pegasystems Inc.	1,578	33,327
Proofpoint Inc.[a]	1,631	61,097
PROS Holdings Inc.[a,b]	1,223	32,336
PTC Inc.[a]	5,278	204,786
QAD Inc. Class A	205	4,371
QLIK Technologies Inc.[a,b]	3,966	89,711
Qualys Inc.[a]	877	22,513
Rally Software Development Corp.[a]	1,058	11,522
RealPage Inc.[a,b]	2,280	51,254
Red Hat Inc.[a]	8,453	467,197
Rubicon Project Inc. (The)[a]	319	4,096
Salesforce.com Inc.[a,b]	27,310	1,586,165
Sapiens International Corp.[a]	138	1,104
ServiceNow Inc.[a]	6,399	396,482
Silver Spring Networks Inc.[a]	1,426	19,009
SolarWinds Inc.[a]	2,856	110,413
Solera Holdings Inc.	3,040	204,136
Splunk Inc.[a]	5,251	290,538
SS&C Technologies Holdings Inc.[a]	3,020	133,544
Synchronoss Technologies Inc.[a]	1,556	54,398
Tableau Software Inc. Class Aa,b	1,689	120,476
Take-Two Interactive Software Inc.[a]	341	7,584
Tangoe Inc.[a]	1,689	25,436
TIBCO Software Inc.[a]	7,240	146,031
TiVo Inc.[a]	1,747	22,554
Tyler Technologies Inc.[a]	1,463	133,440
Ultimate Software Group Inc. (The)[a]	1,260	174,094
Varonis Systems Inc.[a,b]	191	5,541
Vasco Data Security International Inc.[a]	1,270	14,732
Verint Systems Inc.[a]	2,324	113,992
VirnetX Holding Corp.[a,b]	1,923	33,864
VMware Inc. Class Aa,b	3,891	376,688
Vringo Inc.[a,b]	2,597	8,882
Workday Inc. Class Aa,b	4,164	374,177
Zendesk Inc.[a]	459	7,977

		28,401,207
SPECIALTY RETAIL — 3.47%
Aaron’s Inc.	505	17,998
Abercrombie & Fitch Co. Class A	404	17,473
Advance Auto Parts Inc.	3,260	439,839
America’s Car-Mart Inc.[a,b]	51	2,017
ANN INC.[a]	2,081	85,612
Asbury Automotive Group Inc.[a]	1,355	93,143
AutoNation Inc.[a,b]	3,226	192,528
AutoZone Inc.[a]	1,451	778,084
Bed Bath & Beyond Inc.[a,b]	3,840	220,339
Best Buy Co. Inc.	3,805	117,993
Brown Shoe Co. Inc.	938	26,836
Buckle Inc. (The)[b]	1,272	56,426
Build-A-Bear Workshop Inc.[a]	394	5,264
Cabela’s Inc.[a,b]	258	16,099
CarMax Inc.[a]	6,757	351,432
Cato Corp. (The) Class A	243	7,509
Chico’s FAS Inc.	3,002	50,914

Security	Shares	Value

Christopher & Banks Corp.[a]	1,603	$14,042
Conn’s Inc.[a,b]	1,221	60,305
Container Store Group Inc. (The)[a,b]	750	20,835
CST Brands Inc.	2,872	99,084
Destination Maternity Corp.	86	1,958
Destination XL Group Inc.[a]	272	1,499
Dick’s Sporting Goods Inc.	745	34,687
Express Inc.[a]	223	3,798
Finish Line Inc. (The) Class A	674	20,045
Five Below Inc.[a,b]	2,401	95,824
Foot Locker Inc.	930	47,170
Francesca’s Holdings Corp.[a]	1,942	28,625
GameStop Corp. Class A	265	10,725
Gap Inc. (The)	11,773	489,404
Genesco Inc.[a]	95	7,802
GNC Holdings Inc. Class A	4,032	137,491
Group 1 Automotive Inc.	201	16,946
hhgregg Inc.[a]	205	2,085
Hibbett Sports Inc.[a]	1,103	59,750
Home Depot Inc. (The)	60,843	4,925,849
Kirkland’s Inc.[a]	436	8,088
L Brands Inc.	3,860	226,428
Lithia Motors Inc. Class A	1,034	97,268
Lowe’s Companies Inc.	45,331	2,175,435
Lumber Liquidators Holdings Inc.[a]	1,212	92,051
Mattress Firm Holding Corp.[a,b]	691	32,995
Men’s Wearhouse Inc. (The)	1,699	94,804
Monro Muffler Brake Inc.[b]	1,462	77,764
Murphy USA Inc.[a]	966	47,228
New York & Co. Inc.[a]	786	2,900
O’Reilly Automotive Inc.[a]	4,722	711,133
Outerwall Inc.[a,b]	898	53,296
Pacific Sunwear of California Inc.[a]	1,796	4,274
Penske Automotive Group Inc.	830	41,085
PetSmart Inc.	4,412	263,838
Pier 1 Imports Inc.	4,175	64,337
Restoration Hardware Holdings Inc.[a]	1,379	128,316
Ross Stores Inc.	9,454	625,193
Sally Beauty Holdings Inc.[a]	5,336	133,827
Select Comfort Corp.[a]	2,314	47,807
Signet Jewelers Ltd.	2,450	270,945
Sportsman’s Warehouse Holdings Inc.[a]	160	1,280
Tiffany & Co.	4,997	500,949
Tile Shop Holdings Inc. (The)[a,b]	1,216	18,593
TJX Companies Inc. (The)	31,162	1,656,260
Tractor Supply Co.	6,159	372,004
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,864	261,798
Urban Outfitters Inc.[a]	3,438	116,411
Vitamin Shoppe Inc.[a]	688	29,598
Williams-Sonoma Inc.	4,190	300,758
Winmark Corp.	101	7,033
Zumiez Inc.[a]	734	20,251

		17,041,377
TEXTILES, APPAREL & LUXURY GOODS — 1.52%
Carter’s Inc.	2,436	167,914
Coach Inc.	12,198	417,050
Columbia Sportswear Co.	412	34,052
Crocs Inc.[a,b]	500	7,515
Culp Inc.	50	871
Deckers Outdoor Corp.[a]	1,537	132,689
Fossil Group Inc.[a]	2,076	216,984

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Security	Shares	Value

G-III Apparel Group Ltd.[a]	789	$64,430
Hanesbrands Inc.	4,428	435,892
Iconix Brand Group Inc.[a],b	700	30,058
Kate Spade & Co.[a]	5,633	214,843
Michael Kors Holdings Ltd.[a]	9,085	805,385
Movado Group Inc.	358	14,918
Nike Inc. Class B	31,079	2,410,176
Oxford Industries Inc.	645	43,002
PVH Corp.	3,207	373,936
Quiksilver Inc.[a]	4,276	15,308
R.G. Barry Corp.	2	38
Ralph Lauren Corp.	1,976	317,523
Sequential Brands Group Inc.[a]	589	8,134
SKECHERS U.S.A. Inc. Class Aa	1,289	58,907
Steven Madden Ltd.[a]	2,701	92,644
Tumi Holdings Inc.[a,b]	2,334	46,983
Under Armour Inc. Class Aa,b	7,687	457,300
Vera Bradley Inc.[a,b]	935	20,448
VF Corp.	15,350	967,050
Vince Holding Corp.[a]	485	17,761
Wolverine World Wide Inc.	4,462	116,280

		7,488,091
THRIFTS & MORTGAGE FINANCE — 0.08%
BofI Holding Inc.[a,b]	627	46,066
Essent Group Ltd.[a]	1,830	36,765
Kearny Financial Corp.[a]	60	908
Meridian Interstate Bancorp Inc.[a]	370	9,502
MGIC Investment Corp.[a]	6,264	57,879
Nationstar Mortgage Holdings Inc.[a,b]	892	32,380
Ocwen Financial Corp.[a,b]	4,721	175,149
Radian Group Inc.	1,709	25,310
Stonegate Mortgage Corp.[a]	95	1,325
Tree.com Inc.[a]	172	5,012
United Financial Bancorp Inc.	374	5,068

		395,364
TOBACCO — 1.76%
22nd Century Group Inc.[a]	1,830	5,618
Altria Group Inc.	83,618	3,506,939
Lorillard Inc.	16,131	983,507
Philip Morris International Inc.	41,083	3,463,708
Reynolds American Inc.	10,374	626,071
Vector Group Ltd.	2,015	41,670

		8,627,513
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Aceto Corp.	291	5,279
Air Lease Corp.	289	11,150
Aircastle Ltd.	855	15,193
Applied Industrial Technologies Inc.	674	34,192
Beacon Roofing Supply Inc.[a]	478	15,831
DXP Enterprises Inc.[a]	568	42,907
Fastenal Co.	13,240	655,248
General Finance Corp.[a]	494	4,693
H&E Equipment Services Inc.[a]	1,441	52,366
HD Supply Holdings Inc.[a]	4,704	133,547
Kaman Corp.	629	26,877
MRC Global Inc.[a]	2,035	57,570
MSC Industrial Direct Co. Inc. Class A	2,087	199,601

Security	Shares	Value

NOW Inc.[a]	405	$14,665
Rush Enterprises Inc. Class Aa	1,265	43,857
Stock Building Supply Holdings Inc.[a]	625	12,331
TAL International Group Inc.	521	23,112
Textainer Group Holdings Ltd.	315	12,165
Titan Machinery Inc.[a]	122	2,008
United Rentals Inc.[a]	4,324	452,852
W.W. Grainger Inc.	2,596	660,085
Watsco Inc.	1,133	116,427

		2,591,956
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a]	283	5,649

		5,649
WATER UTILITIES — 0.00%
American States Water Co.	185	6,148
SJW Corp.	201	5,467
York Water Co. (The)	445	9,265

		20,880
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Leap Wireless International Inc.	638	1,608
NTELOS Holdings Corp.[b]	668	8,323
RingCentral Inc. Class Aa	1,245	18,837
SBA Communications Corp. Class Aa	5,724	585,565
Shenandoah Telecommunications Co.	952	28,998

		643,331

TOTAL COMMON STOCKS (Cost: $377,936,536)		489,725,286

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.53%

MONEY MARKET FUNDS — 3.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,284,629	15,284,629
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	939,667	939,667
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,133,893	1,133,893

		17,358,189

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2014

Value

TOTAL SHORT-TERM INVESTMENTS	$17,358,189

(Cost: $17,358,189)

TOTAL INVESTMENTS IN SECURITIES — 103.15%	507,083,475
(Cost: $395,294,725)
Other Assets, Less Liabilities — (3.15)%	(15,493,299)

NET ASSETS —100.00%	$491,590,176

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

62

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. Value ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 2.19%
AAR Corp.	2,289	$63,085
AeroVironment Inc.[a,b]	504	16,027
Alliant Techsystems Inc.	1,888	252,841
American Science and Engineering Inc.	402	27,975
Cubic Corp.	1,073	47,759
Curtiss-Wright Corp.	2,080	136,365
DigitalGlobe Inc.[a,b]	4,337	120,569
Ducommun Inc.[a]	609	15,913
Engility Holdings Inc.[a,b]	935	35,773
Erickson Inc.[a]	541	8,791
Esterline Technologies Corp.[a]	1,824	209,979
Exelis Inc.	11,017	187,069
General Dynamics Corp.	17,807	2,075,406
Huntington Ingalls Industries Inc.	439	41,525
Keyw Holding Corp. (The)[a,b]	2,033	25,555
Kratos Defense & Security Solutions Inc.[a,b]	2,382	18,580
L-3 Communications Holdings Inc.	5,022	606,406
LMI Aerospace Inc.[a,b]	462	6,043
Moog Inc. Class Aa	2,399	174,863
National Presto Industries Inc.	259	18,866
Northrop Grumman Corp.	12,471	1,491,906
Orbital Sciences Corp.[a]	3,637	107,473
Raytheon Co.	18,221	1,680,887
Rockwell Collins Inc.	971	75,874
SIFCO Industries Inc.	118	3,682
Spirit AeroSystems Holdings Inc. Class Aa	484	16,311
Teledyne Technologies Inc.[a]	1,685	163,731
Textron Inc.	16,398	627,879
Triumph Group Inc.	2,398	167,428
United Technologies Corp.	47,407	5,473,138

		13,897,699

AIR FREIGHT & LOGISTICS — 0.27%
Air Transport Services Group Inc.[a]	3,048	25,512
Atlas Air Worldwide Holdings Inc.[a]	1,469	54,133
FedEx Corp.	9,810	1,485,038
UTi Worldwide Inc.	5,279	54,585
XPO Logistics Inc.[a,b]	2,551	73,009

		1,692,277

AIRLINES — 0.35%
Alaska Air Group Inc.	310	29,466
Copa Holdings SA Class A	415	59,167
Delta Air Lines Inc.	46,803	1,812,212
JetBlue Airways Corp.[a,b]	12,437	134,941
Republic Airways Holdings Inc.[a]	2,854	30,937
SkyWest Inc.	3,050	37,271
Southwest Airlines Co.	4,432	119,044

		2,223,038

AUTO COMPONENTS — 0.45%
Cooper Tire & Rubber Co.	3,258	97,740
Cooper-Standard Holding Inc.[a]	745	49,289

Security	Shares	Value

Dana Holding Corp.	4,583	$111,917
Federal-Mogul Holdings Corp.[a]	1,654	33,460
Fuel Systems Solutions Inc.[a]	962	10,717
Gentex Corp.	3,556	103,444
Johnson Controls Inc.	28,353	1,415,665
Lear Corp.	942	84,139
Modine Manufacturing Co.[a]	1,971	31,024
Remy International Inc.	827	19,311
Shiloh Industries Inc.[a]	300	5,538
Spartan Motors Inc.	1,889	8,576
Standard Motor Products Inc.	518	23,139
Stoneridge Inc.[a,b]	266	2,852
Strattec Security Corp.	43	2,773
Superior Industries International Inc.	1,328	27,383
TRW Automotive Holdings Corp.[a]	6,446	577,046
Visteon Corp.[a]	2,815	273,083

		2,877,096

AUTOMOBILES — 1.15%
Ford Motor Co.	226,144	3,898,723
General Motors Co.	93,388	3,389,984

		7,288,707

BEVERAGES — 0.10%
Coca-Cola Bottling Co. Consolidated	23	1,694
Constellation Brands Inc. Class Aa	636	56,051
Craft Brew Alliance Inc.[a,b]	390	4,313
Molson Coors Brewing Co. Class B NVS	7,916	587,051

		649,109

BIOTECHNOLOGY — 0.13%
ACADIA Pharmaceuticals Inc.[a]	218	4,925
Achillion Pharmaceuticals Inc.[a]	4,395	33,270
Adamas Pharmaceuticals Inc.[a]	13	238
Agenus Inc.[a]	758	2,441
Alkermes PLC[a]	1,203	60,547
Alnylam Pharmaceuticals Inc.[a]	581	36,702
AMAG Pharmaceuticals Inc.[a]	420	8,702
Amgen Inc.	2,289	270,949
Anacor Pharmaceuticals Inc.[a]	1,193	21,152
Array BioPharma Inc.[a]	1,986	9,056
BioCryst Pharmaceuticals Inc.[a]	800	10,200
Celldex Therapeutics Inc.[a,b]	303	4,945
Cellular Dynamics International Inc.[a]	34	495
ChemoCentryx Inc.[a]	1,510	8,834
Cubist Pharmaceuticals Inc.[a]	222	15,500
Cytokinetics Inc.[a]	2,069	9,890
Cytori Therapeutics Inc.[a,b]	746	1,783
CytRx Corp.[a]	2,213	9,250
Dynavax Technologies Corp.[a,b]	14,997	23,995
Emergent BioSolutions Inc.[a]	1,545	34,701
Geron Corp.[a]	11,125	35,711
Hyperion Therapeutics Inc.[a]	162	4,228
Idenix Pharmaceuticals Inc.[a]	1,198	28,872
Idera Pharmaceuticals Inc.[a]	309	896
Immunomedics Inc.[a,b]	229	836
Inovio Pharmaceuticals Inc.[a]	389	4,205
InterMune Inc.[a]	583	25,739
Lexicon Pharmaceuticals Inc.[a]	934	1,504
Merrimack Pharmaceuticals Inc.[a]	320	2,333

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Myriad Genetics Inc.[a]	523	$20,355
Navidea Biopharmaceuticals Inc.[a,b]	1,042	1,542
NeoStem Inc.[a]	1,271	8,287
NPS Pharmaceuticals Inc.[a,b]	427	14,112
Osiris Therapeutics Inc.[a]	98	1,531
OvaScience Inc.[a]	950	8,712
Peregrine Pharmaceuticals Inc.[a]	719	1,352
Progenics Pharmaceuticals Inc.[a]	2,985	12,865
Prothena Corp. PLC[a]	760	17,138
PTC Therapeutics Inc.[a]	166	4,339
Rigel Pharmaceuticals Inc.[a]	5,082	18,448
Spectrum Pharmaceuticals Inc.[a]	3,490	28,374
Threshold Pharmaceuticals Inc.[a]	170	673
Verastem Inc.[a]	1,025	9,286
XOMA Corp.[a]	744	3,415

		822,328

BUILDING PRODUCTS — 0.15%
A.O. Smith Corp.	2,412	119,587
Apogee Enterprises Inc.	752	26,215
Fortune Brands Home & Security Inc.	5,616	224,247
Gibraltar Industries Inc.[a]	1,720	26,677
Griffon Corp.	1,832	22,717
Insteel Industries Inc.	72	1,415
Masonite International Corp.[a]	1,478	83,152
Owens Corning	6,858	265,267
Ply Gem Holdings Inc.[a]	96	970
Quanex Building Products Corp.	2,370	42,352
Simpson Manufacturing Co. Inc.	2,205	80,174
Universal Forest Products Inc.	1,120	54,062

		946,835

CAPITAL MARKETS — 2.99%
Ameriprise Financial Inc.	7,188	862,560
Arlington Asset Investment Corp. Class A	1,083	29,598
Bank of New York Mellon Corp. (The)	66,416	2,489,272
BGC Partners Inc. Class A	7,302	54,327
BlackRock Inc.[c]	4,589	1,466,644
Calamos Asset Management Inc. Class A	1,068	14,301
Charles Schwab Corp. (The)	54,668	1,472,209
CIFC Corp.	313	2,820
CorEnergy Infrastructure Trust Inc.	1,779	13,182
Cowen Group Inc. Class Aa	6,938	29,278
E*TRADE Financial Corp.[a]	17,156	364,737
FBR & Co.[a]	504	13,674
Federated Investors Inc. Class B	1,426	44,092
Franklin Resources Inc.	4,221	244,143
FXCM Inc. Class A	2,618	39,165
GFI Group Inc.	4,001	13,283
Goldman Sachs Group Inc. (The)	26,044	4,360,807
ICG Group Inc.[a,b]	2,374	49,569
INTL FCStone Inc.[a]	752	14,980
Invesco Ltd.	21,344	805,736
Investment Technology Group Inc.[a]	2,129	35,938
Janus Capital Group Inc.	8,706	108,651
KCG Holdings Inc. Class Aa	3,212	38,159
Legg Mason Inc.	3,676	188,616
Manning & Napier Inc.	772	13,325
Moelis & Co.[a]	361	12,133
Morgan Stanley	89,328	2,887,974
Northern Trust Corp.	13,773	884,364

Security	Shares	Value

Oppenheimer Holdings Inc. Class A	578	$13,866
Piper Jaffray Companies Inc.[a]	1,073	55,549
Raymond James Financial Inc.	7,288	369,720
Safeguard Scientifics Inc.[a,b]	1,164	24,200
SEI Investments Co.	459	15,041
State Street Corp.	25,068	1,686,074
Stifel Financial Corp.[a]	3,714	175,858
SWS Group Inc.[a]	1,708	12,434
TD Ameritrade Holding Corp.	1,957	61,352
Walter Investment Management Corp.[a,b]	2,176	64,801

		19,032,432

CHEMICALS — 1.63%
A. Schulman Inc.	1,303	50,426
Advanced Emissions Solutions Inc.[a]	65	1,490
Air Products and Chemicals Inc.	12,378	1,592,058
Albemarle Corp.	2,747	196,411
American Vanguard Corp.	1,638	21,654
Ashland Inc.	4,539	493,571
Axiall Corp.	4,061	191,963
Cabot Corp.	3,512	203,661
Celanese Corp. Series A	8,293	533,074
CF Industries Holdings Inc.	3,033	729,528
Chase Corp.	40	1,366
Cytec Industries Inc.	1,838	193,762
Dow Chemical Co. (The)	58,905	3,031,251
E.I. du Pont de Nemours and Co.	2,988	195,535
Eastman Chemical Co.	782	68,308
FutureFuel Corp.	1,084	17,984
Hawkins Inc.	509	18,904
Huntsman Corp.	3,500	98,350
Innophos Holdings Inc.	528	30,397
Innospec Inc.	1,114	48,091
Intrepid Potash Inc.[a]	3,185	53,381
KMG Chemicals Inc.	576	10,356
Kraton Performance Polymers Inc.[a]	1,824	40,839
Kronos Worldwide Inc.	1,155	18,099
Landec Corp.[a]	1,518	18,960
LSB Industries Inc.[a]	1,114	46,420
Minerals Technologies Inc.	1,450	95,091
Mosaic Co. (The)	19,480	963,286
Olin Corp.	4,583	123,374
OM Group Inc.	1,886	61,163
Quaker Chemical Corp.	236	18,122
Rayonier Advanced Materials Inc.	2,160	83,687
Rockwood Holdings Inc.	3,949	300,085
RPM International Inc.	491	22,674
Sensient Technologies Corp.	2,714	151,224
Sigma-Aldrich Corp.	3,733	378,825
Stepan Co.	615	32,509
Taminco Corp.[a]	102	2,373
Trecora Resources[a]	139	1,646
Tredegar Corp.	1,426	33,383
Tronox Ltd. Class A	3,561	95,791
W.R. Grace & Co.[a,b]	572	54,071
Westlake Chemical Corp.	342	28,646
Zep Inc.	749	13,227

		10,365,016

COMMERCIAL BANKS — 11.20%
1st Source Corp.	861	26,364

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

1st United Bancorp Inc.	1,529	$13,180
American National Bankshares Inc.	457	9,931
Ameris Bancorp[a]	1,343	28,955
Ames National Corp.	468	10,830
Arrow Financial Corp.	569	14,760
Associated Banc-Corp.	9,287	167,909
BancFirst Corp.	381	23,584
Banco Latinoamericano de Comercio Exterior SA Class E	1,803	53,495
Bancorp Inc. (The)[a]	2,019	24,046
BancorpSouth Inc.	5,573	136,929
Bank of America Corp.	612,436	9,413,141
Bank of Hawaii Corp.	2,704	158,698
Bank of Kentucky Financial Corp. (The)	316	10,994
Bank of Marin Bancorp	298	13,586
BankUnited Inc.	5,906	197,733
Banner Corp.	1,187	47,041
BB&T Corp.	41,833	1,649,475
BBCN Bancorp Inc.	4,955	79,032
BNC Bancorp	1,065	18,180
BOK Financial Corp.	1,542	102,697
Boston Private Financial Holdings Inc.	4,831	64,929
Bridge Bancorp Inc.	793	19,024
Bridge Capital Holdings[a,b]	696	16,850
Bryn Mawr Bank Corp.	869	25,305
Camden National Corp.	448	17,365
Capital Bank Financial Corp.[a]	1,548	36,548
Capital City Bank Group Inc.	652	9,474
Cardinal Financial Corp.	2,185	40,335
Cascade Bancorp[a]	1,958	10,201
Cathay General Bancorp	4,690	119,876
CenterState Banks Inc.	1,704	19,085
Central Pacific Financial Corp.	1,195	23,721
Century Bancorp Inc. Class A	194	6,856
Chemical Financial Corp.	1,848	51,892
CIT Group Inc.	11,266	515,532
Citigroup Inc.	176,922	8,333,026
Citizens & Northern Corp.	687	13,390
City Holding Co.	1,017	45,887
City National Corp.	2,715	205,688
CNB Financial Corp.	1,050	17,640
CoBiz Financial Inc.	2,114	22,768
Columbia Banking System Inc.	2,947	77,536
Comerica Inc.	10,581	530,743
Commerce Bancshares Inc.	4,826	224,409
Community Bank System Inc.	2,393	86,627
Community Trust Bancorp Inc.	857	29,327
CommunityOne Bancorp.[a]	802	7,779
ConnectOne Bancorp Inc.	680	13,076
ConnectOne Bancorp Inc. New[a]	202	10,078
CU Bancorp[a]	554	10,565
Cullen/Frost Bankers Inc.	3,096	245,884
Customers Bancorp Inc.[a,b]	1,278	25,565
CVB Financial Corp.	6,137	98,376
Eagle Bancorp Inc.[a]	346	11,678
East West Bancorp Inc.	8,471	296,400
Enterprise Bancorp Inc.	319	6,581
Enterprise Financial Services Corp.	1,028	18,566
F.N.B. Corp.	9,811	125,777
Fidelity Southern Corp.	1,137	14,770
Fifth Third Bancorp	49,534	1,057,551
Financial Institutions Inc.	776	18,174
First Bancorp (North Carolina)	1,246	22,864
First Bancorp (Puerto Rico)[a]	5,982	32,542

Security	Shares	Value

First Bancorp Inc. (Maine)	492	$8,590
First Busey Corp.	4,302	24,995
First Business Financial Services Inc.	220	10,347
First Citizens BancShares Inc. Class A	449	110,005
First Commonwealth Financial Corp.	5,938	54,748
First Community Bancshares Inc.	928	13,298
First Connecticut Bancorp Inc.	1,024	16,435
First Financial Bancorp	3,284	56,518
First Financial Bankshares Inc.	1,663	52,168
First Financial Corp.	640	20,602
First Horizon National Corp.	14,239	168,875
First Interstate BancSystem Inc.	1,143	31,067
First Merchants Corp.	2,078	43,929
First Midwest Bancorp Inc.	4,715	80,296
First NBC Bank Holding Co.[a]	855	28,651
First Niagara Financial Group Inc.	20,635	180,350
First of Long Island Corp. (The)	448	17,508
First Republic Bank	8,006	440,250
FirstMerit Corp.	9,669	190,963
Flushing Financial Corp.	1,792	36,826
Fulton Financial Corp.	11,256	139,462
German American Bancorp Inc.	702	19,010
Glacier Bancorp Inc.	4,290	121,750
Great Southern Bancorp Inc.	581	18,621
Guaranty Bancorp	866	12,037
Hampton Roads Bankshares Inc.[a]	1,957	3,386
Hancock Holding Co.	4,957	175,081
Hanmi Financial Corp.	1,799	37,923
Heartland Financial USA Inc.	854	21,119
Heritage Commerce Corp.	1,172	9,575
Heritage Financial Corp.	1,649	26,532
Heritage Oaks Bancorp[a]	1,150	8,775
Home Bancshares Inc.	609	19,987
HomeTrust Bancshares Inc.[a]	1,146	18,072
Horizon Bancorp	573	12,514
Hudson Valley Holding Corp.	877	15,830
Huntington Bancshares Inc.	48,210	459,923
IBERIABANK Corp.	1,879	130,008
Independent Bank Corp. (Massachusetts)	1,360	52,197
Independent Bank Group Inc.	372	20,709
International Bancshares Corp.	3,232	87,264
Investors Bancorp Inc.	18,335	202,602
J.P. Morgan Chase & Co.	220,423	12,700,773
KeyCorp	51,444	737,193
Lakeland Bancorp Inc.	2,238	24,170
Lakeland Financial Corp.	936	35,718
M&T Bank Corp.	7,648	948,734
Macatawa Bank Corp.	1,375	6,971
MainSource Financial Group Inc.	1,141	19,682
MB Financial Inc.	3,271	88,481
Mercantile Bank Corp.	1,007	23,040
Merchants Bancshares Inc.	273	8,731
Metro Bancorp Inc.[a,b]	772	17,849
MidSouth Bancorp Inc.	415	8,254
MidWestOne Financial Group Inc.	386	9,260
National Bank Holdings Corp. Class A	2,617	52,183
National Bankshares Inc.	394	12,171
National Penn Bancshares Inc.	6,976	73,806
NBT Bancorp Inc.	2,662	63,941
NewBridge Bancorp[a,b]	1,466	11,816
Northrim BanCorp Inc.	374	9,563
OFG Bancorp	2,723	50,130
Old Line Bancshares Inc.	506	7,975

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Old National Bancorp	6,073	$86,722
OmniAmerican Bancorp Inc.	677	16,925
Opus Bank[a]	295	8,573
Pacific Continental Corp.	1,045	14,348
Pacific Premier Bancorp Inc.[a]	892	12,568
PacWest Bancorp	5,421	234,025
Palmetto Bancshares Inc.[a]	266	3,828
Park National Corp.	759	58,595
Park Sterling Corp.	2,962	19,520
Peapack-Gladstone Financial Corp.	640	13,574
Penns Woods Bancorp Inc.	355	16,721
Peoples Bancorp Inc.	592	15,658
Peoples Financial Services Corp.	431	22,149
Pinnacle Financial Partners Inc.	2,125	83,895
PNC Financial Services Group Inc. (The)[c]	31,108	2,770,167
Popular Inc.[a]	6,032	206,174
Preferred Bank[a]	670	15,839
PrivateBancorp Inc.	4,154	120,715
Prosperity Bancshares Inc.	4,054	253,780
Regions Financial Corp.	80,314	852,935
Renasant Corp.	1,730	50,291
Republic Bancorp Inc. Class A	565	13,402
Republic First Bancorp Inc.[a]	1,709	8,613
S&T Bancorp Inc.	1,846	45,873
Sandy Spring Bancorp Inc.	1,674	41,699
Seacoast Banking Corp. of Florida[a,b]	821	8,924
ServisFirst Bancshares Inc.[a]	30	2,593
Sierra Bancorp	672	10,618
Signature Bank[a]	202	25,488
Simmons First National Corp. Class A	974	38,366
South State Corp.	1,431	87,291
Southside Bancshares Inc.[b]	1,075	31,132
Southwest Bancorp Inc.	1,122	19,141
Square 1 Financial Inc.[a]	430	8,174
State Bank Financial Corp.	1,795	30,353
Sterling Bancorp	4,818	57,816
Stock Yards Bancorp Inc.	889	26,581
Stonegate Bank	561	14,137
Suffolk Bancorp[a]	555	12,382
Sun Bancorp Inc. (New Jersey)[a,b]	2,121	8,505
SunTrust Banks Inc.	31,033	1,243,182
Susquehanna Bancshares Inc.	10,936	115,484
SVB Financial Group[a]	2,681	312,658
Synovus Financial Corp.	8,232	200,696
Talmer Bancorp Inc. Class Aa,b	1,048	14,452
Taylor Capital Group Inc.[a]	936	20,012
TCF Financial Corp.	9,562	156,530
Texas Capital Bancshares Inc.[a]	1,623	87,561
Tompkins Financial Corp.	847	40,808
TowneBank	1,552	24,382
TriCo Bancshares	948	21,937
Tristate Capital Holdings Inc.[a]	1,252	17,691
Trustmark Corp.	3,920	96,785
U.S. Bancorp	100,047	4,334,036
UMB Financial Corp.	2,214	140,345
Umpqua Holdings Corp.	9,973	178,716
Union Bankshares Corp.	2,751	70,563
United Bankshares Inc.	3,807	123,080
United Community Banks Inc.	2,883	47,195
Univest Corp. of Pennsylvania	967	20,017
Valley National Bancorp	11,692	115,868
VantageSouth Bancshares Inc.[a]	696	4,141
ViewPoint Financial Group	2,324	62,539

Security	Shares	Value

Washington Trust Bancorp Inc.	832	$30,593
Webster Financial Corp.	5,265	166,058
Wells Fargo & Co.	278,134	14,618,723
WesBanco Inc.	1,460	45,318
West Bancorporation Inc.	875	13,326
Westamerica Bancorp	1,565	81,818
Western Alliance Bancorp[a]	2,048	48,742
Wilshire Bancorp Inc.	4,310	44,264
Wintrust Financial Corp.	2,710	124,660
Yadkin Financial Corp.[a,b]	844	15,901
Zions Bancorp	10,768	317,333

		71,213,563

COMMERCIAL SERVICES & SUPPLIES — 0.68%
ABM Industries Inc.	3,254	87,793
ACCO Brands Corp.[a,b]	6,620	42,434
ADT Corp. (The)[b]	10,148	354,571
Brady Corp. Class A	2,775	82,889
Brink’s Co. (The)	2,803	79,101
Casella Waste Systems Inc. Class Aa	208	1,042
CECO Environmental Corp.	1,193	18,599
Cenveo Inc.[a,b]	3,097	11,490
Cintas Corp.	1,172	74,469
Civeo Corp.[a]	5,468	136,864
Clean Harbors Inc.[a]	927	59,560
Covanta Holding Corp.	3,721	76,690
Deluxe Corp.	1,406	82,363
EnerNOC Inc.[a]	928	17,586
Ennis Inc.	1,464	22,341
G&K Services Inc. Class A	1,153	60,037
Heritage-Crystal Clean Inc.[a]	65	1,276
HNI Corp.	127	4,967
InnerWorkings Inc.[a]	1,859	15,801
Iron Mountain Inc.	986	34,954
KAR Auction Services Inc.	4,853	154,665
Kimball International Inc. Class B	1,792	29,962
McGrath RentCorp	1,493	54,868
Mobile Mini Inc.	2,496	119,533
Multi-Color Corp.	282	11,283
NL Industries Inc.	380	3,530
Performant Financial Corp.[a]	94	949
Pitney Bowes Inc.	6,643	183,480
Quad Graphics Inc.	1,452	32,481
R.R. Donnelley & Sons Co.	10,443	177,113
Republic Services Inc.	15,467	587,282
Schawk Inc.	667	13,580
SP Plus Corp.[a]	310	6,631
Tetra Tech Inc.	3,486	95,865
Tyco International Ltd.	2,891	131,830
UniFirst Corp.	855	90,630
United Stationers Inc.	2,372	98,367
Viad Corp.	1,149	27,392
Waste Connections Inc.	2,827	137,251
Waste Management Inc.	24,311	1,087,431
West Corp.	1,045	28,006

		4,336,956

COMMUNICATIONS EQUIPMENT — 1.57%
ADTRAN Inc.	1,599	36,074
Bel Fuse Inc. Class B	593	15,222
Black Box Corp.	865	20,276

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Brocade Communications Systems Inc.	25,891	$238,197
Calix Inc.[a,b]	2,352	19,239
Cisco Systems Inc.	298,347	7,413,923
Comtech Telecommunications Corp.	945	35,277
Digi International Inc.[a]	1,455	13,706
EchoStar Corp. Class Aa	1,894	100,268
Emulex Corp.[a]	4,580	26,106
Extreme Networks Inc.[a,b]	1,776	7,885
Finisar Corp.[a,b]	344	6,794
Harmonic Inc.[a]	4,764	35,540
Harris Corp.	4,931	373,523
Infinera Corp.[a]	606	5,575
Ixia[a]	2,925	33,433
JDS Uniphase Corp.[a]	13,428	167,447
Juniper Networks Inc.[a]	21,605	530,187
KVH Industries Inc.[a]	112	1,459
Motorola Solutions Inc.	10,127	674,154
NETGEAR Inc.[a]	2,238	77,815
Numerex Corp. Class Aa	805	9,250
Oclaro Inc.[a]	5,236	11,519
Oplink Communications Inc.[a]	1,074	18,226
Plantronics Inc.	202	9,706
Polycom Inc.[a]	4,369	54,744
Procera Networks Inc.[a]	972	9,808
TESSCO Technologies Inc.	362	11,486

		9,956,839

COMPUTERS & PERIPHERALS — 1.53%
Eastman Kodak Co.[a]	1,010	24,715
EMC Corp.	107,412	2,829,232
Fusion-io Inc.[a]	6,247	70,591
Hewlett-Packard Co.	110,373	3,717,363
Intevac Inc.[a]	1,334	10,685
Lexmark International Inc. Class A	3,750	180,600
NCR Corp.[a]	8,825	309,669
NetApp Inc.	12,315	449,744
QLogic Corp.[a]	5,189	52,357
Quantum Corp.[a]	12,741	15,544
SanDisk Corp.	6,917	722,342
Stratasys Ltd.[a]	1,238	140,674
Western Digital Corp.	12,960	1,196,208

		9,719,724

CONSTRUCTION & ENGINEERING — 0.34%
AECOM Technology Corp.[a]	5,765	185,633
Aegion Corp.[a]	2,221	51,683
Ameresco Inc. Class Aa	1,142	8,028
Argan Inc.	443	16,520
Comfort Systems USA Inc.	1,874	29,609
Dycom Industries Inc.[a]	217	6,794
EMCOR Group Inc.	3,917	174,424
Fluor Corp.	3,605	277,225
Granite Construction Inc.	2,337	84,085
Great Lakes Dredge & Dock Corp.[a]	2,965	23,690
Jacobs Engineering Group Inc.[a]	7,725	411,588
KBR Inc.	8,632	205,873
Layne Christensen Co.[a,b]	1,120	14,896
MYR Group Inc.[a]	1,228	31,105
Northwest Pipe Co.[a,b]	544	21,940
Orion Marine Group Inc.[a,b]	1,528	16,548
Pike Corp.[a]	1,929	17,284

Security	Shares	Value

Quanta Services Inc.[a]	9,423	$325,847
Sterling Construction Co. Inc.[a]	931	8,733
Tutor Perini Corp.[a]	2,344	74,399
URS Corp.	4,057	186,013

		2,171,917

CONSTRUCTION MATERIALS — 0.08%
Texas Industries Inc.a,b	88	8,128
United States Lime & Minerals Inc.	4	259
Vulcan Materials Co.	7,721	492,214

		500,601

CONSUMER FINANCE — 0.85%
Ally Financial Inc.[a]	1,633	39,045
Capital One Financial Corp.	33,289	2,749,671
Cash America International Inc.	1,657	73,620
Consumer Portfolio Services Inc.[a]	1,540	11,735
Discover Financial Services	27,156	1,683,129
Encore Capital Group Inc.[a]	554	25,163
EZCORP Inc. Class A NVS[a]	2,976	34,373
Green Dot Corp. Class Aa	1,957	37,144
JGWPT Holdings Inc. Class Aa,b	321	3,614
Navient Corp.	24,620	436,020
Nelnet Inc. Class A	1,346	55,765
Nicholas Financial Inc.	555	7,970
Regional Management Corp.[a]	715	11,061
Santander Consumer USA Holdings Inc.	4,729	91,932
SLM Corp.	16,251	135,046
Springleaf Holdings Inc.[a]	1,411	36,615

		5,431,903

CONTAINERS & PACKAGING — 0.33%
AEP Industries Inc.[a]	27	941
AptarGroup Inc.	2,940	197,009
Avery Dennison Corp.	3,621	185,576
Bemis Co. Inc.	5,862	238,349
Berry Plastics Group Inc.[a]	2,254	58,153
Greif Inc. Class A	1,841	100,445
MeadWestvaco Corp.	9,837	435,386
Owens-Illinois Inc.[a,b]	3,948	136,759
Rock-Tenn Co. Class A	4,176	440,944
Sonoco Products Co.	6,091	267,578
UFP Technologies Inc.[a,b]	307	7,396

		2,068,536

DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	1,122	51,197
Genuine Parts Co.	592	51,978
VOXX International Corp.[a]	1,057	9,946
Weyco Group Inc.	305	8,360

		121,481

DIVERSIFIED CONSUMER SERVICES — 0.16%
2U Inc.[a]	512	8,607
American Public Education Inc.[a]	57	1,960
Apollo Education Group Inc.[a]	5,679	177,469
Ascent Media Corp. Class Aa	845	55,778
Bridgepoint Education Inc.[a]	1,066	14,156

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Career Education Corp.[a]	3,057	$14,307
Carriage Services Inc.	752	12,882
DeVry Education Group Inc.	3,713	157,208
Education Management Corp.[a]	1,072	1,812
Graham Holdings Co. Class B	259	185,990
Houghton Mifflin Harcourt Co.[a]	6,323	121,149
ITT Educational Services Inc.[a]	1,224	20,429
K12 Inc.[a]	1,136	27,343
Matthews International Corp. Class A	1,580	65,681
Regis Corp.	2,773	39,044
Service Corp. International	2,699	55,923
Steiner Leisure Ltd.[a]	845	36,580
Universal Technical Institute Inc.	1,239	15,041
Weight Watchers International Inc.	131	2,642

		1,014,001
DIVERSIFIED FINANCIAL SERVICES — 2.67%
Berkshire Hathaway Inc. Class Ba	106,589	13,489,904
CME Group Inc.	18,568	1,317,400
GAIN Capital Holdings Inc.	858	6,753
Interactive Brokers Group Inc. Class A	3,120	72,665
Intercontinental Exchange Inc.	3,861	729,343
Leucadia National Corp.	17,927	470,046
Marlin Business Services Corp.	484	8,804
MSCI Inc. Class Aa	3,786	173,588
NASDAQ OMX Group Inc. (The)	6,818	263,311
NewStar Financial Inc.[a,b]	1,540	21,652
PHH Corp.[a,b]	3,433	78,890
PICO Holdings Inc.[a,b]	1,274	30,270
Resource America Inc. Class A	686	6,414
Tiptree Financial Inc.	456	3,967
Voya Financial Inc.	8,362	303,875

		16,976,882
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.98%
8x8 Inc.[a]	3,439	27,787
AT&T Inc.	302,297	10,689,222
Atlantic Tele-Network Inc.	538	31,204
Cbeyond Inc.[a]	1,209	12,030
CenturyLink Inc.	31,322	1,133,856
Cincinnati Bell Inc.[a]	8,840	34,741
Consolidated Communications Holdings Inc.	852	18,949
Fairpoint Communications Inc.[a]	169	2,361
Frontier Communications Corp.	59,652	348,368
Globalstar Inc.[a]	15,872	67,456
Hawaiian Telcom Holdco Inc.[a,b]	581	16,622
IDT Corp. Class B	71	1,237
inContact Inc.[a,b]	160	1,470
Intelsat SAa,b	1,230	23,173
Iridium Communications Inc.[a,b]	4,854	41,065
Level 3 Communications Inc.[a]	671	29,464
Lumos Networks Corp.	170	2,460
magicJack VocalTec Ltd.[a,b]	273	4,128
ORBCOMM Inc.[a]	2,143	14,122
Premiere Global Services Inc.[a]	2,181	29,116
Vonage Holdings Corp.[a]	9,295	34,856
Windstream Holdings Inc.	1,905	18,974

		12,582,661

Security	Shares	Value

ELECTRIC UTILITIES — 3.26%
ALLETE Inc.[b]	2,508	$128,786
American Electric Power Co. Inc.	28,426	1,585,318
Cleco Corp.	3,552	209,390
Duke Energy Corp.	41,190	3,055,886
Edison International	18,975	1,102,637
El Paso Electric Co.	2,406	96,745
Empire District Electric Co. (The)	2,592	66,563
Entergy Corp.	10,494	861,453
Exelon Corp.	50,012	1,824,438
FirstEnergy Corp.	24,456	849,112
Great Plains Energy Inc.	8,955	240,621
Hawaiian Electric Industries Inc.[b]	5,748	145,539
IDACORP Inc.	2,938	169,905
ITC Holdings Corp.	500	18,240
MGE Energy Inc.	1,971	77,874
NextEra Energy Inc.	25,395	2,602,480
Northeast Utilities	18,403	869,910
NRG Yield Inc. Class A	1,282	66,728
OGE Energy Corp.	11,737	458,682
Otter Tail Corp.	2,114	64,033
Pepco Holdings Inc.	14,809	406,951
Pinnacle West Capital Corp.	6,427	371,738
PNM Resources Inc.	4,722	138,496
Portland General Electric Co.	4,421	153,276
PPL Corp.	36,793	1,307,255
Southern Co. (The)	51,910	2,355,676
UIL Holdings Corp.	3,309	128,091
Unitil Corp.	793	26,827
UNS Energy Corp.	2,421	146,253
Westar Energy Inc.	7,520	287,189
Xcel Energy Inc.	29,235	942,244

		20,758,336
ELECTRICAL EQUIPMENT — 0.63%
Babcock & Wilcox Co. (The)	6,408	208,004
Eaton Corp. PLC	27,763	2,142,748
Emerson Electric Co.	10,340	686,162
Encore Wire Corp.	290	14,222
EnerSys	2,073	142,602
Franklin Electric Co. Inc.	176	7,098
General Cable Corp.	2,656	68,153
Global Power Equipment Group Inc.	970	15,675
GrafTech International Ltd.[a,b]	6,638	69,433
Hubbell Inc. Class B	2,888	355,657
LSI Industries Inc.	1,120	8,938
Plug Power Inc.[a]	9,621	45,026
Powell Industries Inc.	545	35,632
PowerSecure International Inc.[a]	1,240	12,078
Preformed Line Products Co.	118	6,352
Regal Beloit Corp.	2,616	205,513
Revolution Lighting Technologies Inc.[a]	172	396
Vicor Corp.[a]	935	7,835

		4,031,524
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.70%
Agilysys Inc.[a]	747	10,518
Anixter International Inc.	871	87,161
Arrow Electronics Inc.[a]	5,803	350,559
Audience Inc.[a,b]	669	8,001

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Avnet Inc.	6,424	$284,647
AVX Corp.	2,713	36,029
Benchmark Electronics Inc.[a]	3,293	83,906
Checkpoint Systems Inc.[a,b]	2,274	31,813
Coherent Inc.[a]	1,341	88,734
Corning Inc.	58,526	1,284,646
CTS Corp.	1,935	36,185
CUI Global Inc.[a]	416	3,494
Daktronics Inc.	649	7,736
Dolby Laboratories Inc. Class Aa	2,773	119,794
DTS Inc.[a]	685	12,611
Electro Rent Corp.	1,089	18,219
Electro Scientific Industries Inc.	1,345	9,159
Fabrinet[a]	2,064	42,518
FARO Technologies Inc.[a]	91	4,470
FLIR Systems Inc.	2,504	86,964
GSI Group Inc.[a]	2,177	27,713
II-VI Inc.[a,b]	2,976	43,033
Ingram Micro Inc. Class Aa	9,002	262,948
Insight Enterprises Inc.[a]	2,506	77,034
Itron Inc.[a]	2,404	97,482
Jabil Circuit Inc.	11,812	246,871
Kemet Corp.[a,b]	2,781	15,991
Knowles Corp.[a]	4,937	151,763
Littelfuse Inc.	199	18,497
Mercury Systems Inc.[a]	1,710	19,391
Multi-Fineline Electronix Inc.[a]	414	4,571
Newport Corp.[a]	253	4,681
OSI Systems Inc.[a]	892	59,541
Park Electrochemical Corp.	1,166	32,893
PC Connection Inc.	544	11,250
Plexus Corp.[a]	1,292	55,931
Rofin-Sinar Technologies Inc.[a]	1,621	38,969
Rogers Corp.[a]	783	51,952
Sanmina Corp.[a]	4,905	111,736
ScanSource Inc.[a]	1,781	67,821
Speed Commerce Inc.[a,b]	2,328	8,707
SYNNEX Corp.[a,b]	1,477	107,599
Tech Data Corp.[a]	2,212	138,294
TTM Technologies Inc.[a]	2,999	24,592
Viasystems Group Inc.[a]	280	3,049
Vishay Intertechnology Inc.	7,837	121,395
Vishay Precision Group Inc.[a]	689	11,341

		4,422,209
ENERGY EQUIPMENT & SERVICES — 1.31%
Atwood Oceanics Inc.[a,b]	2,919	153,189
Baker Hughes Inc.	23,284	1,733,494
Bristow Group Inc.	2,108	169,947
C&J Energy Services Inc.[a,b]	386	13,039
Cameron International Corp.[a]	4,293	290,679
CHC Group Ltd.[a]	1,474	12,441
Dawson Geophysical Co.	461	13,208
Diamond Offshore Drilling Inc.	4,017	199,364
ERA Group Inc.[a]	1,169	33,527
Exterran Holdings Inc.	3,357	151,031
Forum Energy Technologies Inc.[a]	2,173	79,162
Frank’s International NV	1,717	42,238
Geospace Technologies Corp.[a]	677	37,289
Gulf Island Fabrication Inc.	832	17,905
GulfMark Offshore Inc. Class A	1,552	70,119
Helix Energy Solutions Group Inc.[a]	6,172	162,385

Security	Shares	Value

Helmerich & Payne Inc.	1,817	$210,972
Hercules Offshore Inc.[a,b]	9,914	39,854
Hornbeck Offshore Services Inc.[a,b]	2,188	102,661
ION Geophysical Corp.[a]	6,066	25,599
Key Energy Services Inc.[a]	7,650	69,921
McDermott International Inc.[a,b]	13,901	112,459
Mitcham Industries Inc.[a,b]	752	10,513
Nabors Industries Ltd.	15,608	458,407
National Oilwell Varco Inc.	22,864	1,882,850
Natural Gas Services Group Inc.[a,b]	690	22,811
Newpark Resources Inc.[a]	4,900	61,054
North Atlantic Drilling Ltd.	3,076	32,667
Nuverra Environmental Solutions Inc.[a,b]	969	19,487
Oil States International Inc.[a]	2,734	175,222
Parker Drilling Co.[a]	7,551	49,233
Patterson-UTI Energy Inc.	4,115	143,778
PHI Inc.[a]	655	29,193
Pioneer Energy Services Corp.[a]	1,031	18,084
Rowan Companies PLC Class A	7,232	230,918
SEACOR Holdings Inc.[a]	1,196	98,371
Seadrill Ltd.	14,449	577,238
Superior Energy Services Inc.	8,500	307,190
Tesco Corp.	1,723	36,769
TETRA Technologies Inc.[a]	4,399	51,820
Tidewater Inc.	2,889	162,217
Unit Corp.[a]	2,703	186,048
Vantage Drilling Co.[a]	11,432	21,949

		8,316,302
FOOD & STAPLES RETAILING — 2.19%
Andersons Inc. (The)	123	6,344
Chefs’ Warehouse Inc. (The)[a]	191	3,776
Costco Wholesale Corp.	1,482	170,667
CVS Caremark Corp.	58,427	4,403,643
Ingles Markets Inc. Class A	702	18,498
Pantry Inc. (The)[a]	1,218	19,732
Rite Aid Corp.[a]	18,734	134,323
Roundy’s Inc.	1,462	8,056
Safeway Inc.	13,448	461,804
SpartanNash Co.	2,326	48,869
SUPERVALU Inc.[a]	11,744	96,536
Sysco Corp.	21,278	796,861
Village Super Market Inc. Class A	489	11,555
Wal-Mart Stores Inc.	83,319	6,254,757
Walgreen Co.	13,877	1,028,702
Weis Markets Inc.	640	29,267
Whole Foods Market Inc.	12,083	466,766

		13,960,156
FOOD PRODUCTS — 1.49%
Alico Inc.	223	8,360
Archer-Daniels-Midland Co.	34,381	1,516,546
B&G Foods Inc. Class A	256	8,369
Boulder Brands Inc.[a]	186	2,637
Bunge Ltd.[b]	8,657	654,815
Campbell Soup Co.	3,480	159,419
Chiquita Brands International Inc.[a]	2,572	27,906
ConAgra Foods Inc.	24,511	727,486
Darling Ingredients Inc.[a]	7,673	160,366
Dean Foods Co.	5,471	96,235
Fresh Del Monte Produce Inc.	2,142	65,652

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Hain Celestial Group Inc.[a]	240	$21,298
Hillshire Brands Co. (The)	2,466	153,632
Ingredion Inc.	3,689	276,823
J.M. Smucker Co. (The)	6,035	643,150
John B. Sanfilippo & Son Inc.	463	12,256
Kellogg Co.	1,309	86,001
Lancaster Colony Corp.	397	37,779
Mondelez International Inc. Class A	98,512	3,705,036
Omega Protein Corp.[a]	1,250	17,100
Pilgrim’s Pride Corp.[a]	3,180	87,005
Pinnacle Foods Inc.	3,154	103,767
Post Holdings Inc.[a]	2,608	132,773
Sanderson Farms Inc.	187	18,176
Seaboard Corp.[a]	15	45,304
Seneca Foods Corp. Class Aa	448	13,709
Snyders-Lance Inc.	2,754	72,871
Tootsie Roll Industries Inc.	110	3,238
TreeHouse Foods Inc.[a]	1,027	82,232
Tyson Foods Inc. Class A	14,675	550,899

		9,490,840
GAS UTILITIES — 0.42%
AGL Resources Inc.	7,061	388,567
Atmos Energy Corp.	5,804	309,934
Chesapeake Utilities Corp.	548	39,089
Laclede Group Inc. (The)	1,922	93,313
National Fuel Gas Co.	4,887	382,652
New Jersey Resources Corp.	2,465	140,899
Northwest Natural Gas Co.	1,630	76,855
ONE GAS Inc.	3,014	113,778
Piedmont Natural Gas Co.	4,636	173,433
Questar Corp.	10,180	252,464
South Jersey Industries Inc.	1,913	115,564
Southwest Gas Corp.	2,700	142,533
UGI Corp.	6,816	344,208
WGL Holdings Inc.	3,006	129,559

		2,702,848
HEALTH CARE EQUIPMENT & SUPPLIES — 2.40%
Abbott Laboratories	87,473	3,577,646
Alere Inc.[a]	4,731	177,034
Analogic Corp.	717	56,098
AngioDynamics Inc.[a]	1,432	23,385
AtriCure Inc.[a]	454	8,345
Boston Scientific Corp.[a,b]	69,715	890,261
CareFusion Corp.[a]	12,247	543,154
CONMED Corp.	1,607	70,949
Cooper Companies Inc. (The)	737	99,886
Covidien PLC	26,259	2,368,037
CryoLife Inc.	1,469	13,148
Cynosure Inc. Class Aa	779	16,554
DENTSPLY International Inc.	5,690	269,421
Derma Sciences Inc.[a]	1,468	16,970
Exactech Inc.[a]	380	9,587
Greatbatch Inc.[a]	1,495	73,345
Haemonetics Corp.[a]	2,757	97,267
Hill-Rom Holdings Inc.	3,109	129,055
Hologic Inc.[a]	9,460	239,811
ICU Medical Inc.[a]	774	47,067
Integra LifeSciences Holdings Corp.[a]	850	40,001
Intuitive Surgical Inc.[a]	165	67,947

Security	Shares	Value

Invacare Corp.	1,809	$33,231
Medtronic Inc.	58,182	3,709,684
Merit Medical Systems Inc.[a,b]	2,705	40,845
NuVasive Inc.[a]	448	15,935
OraSure Technologies Inc.[a]	3,243	27,922
Orthofix International NVa	1,138	41,252
PhotoMedex Inc.[a,b]	564	6,909
Rockwell Medical Technologies Inc.[a,b]	1,920	23,021
RTI Surgical Inc.[a]	2,953	12,846
Sirona Dental Systems Inc.[a]	1,284	105,879
St. Jude Medical Inc.	5,893	408,090
Stryker Corp.	7,910	666,971
SurModics Inc.[a]	636	13,623
Symmetry Medical Inc.[a]	2,181	19,324
Teleflex Inc.	2,397	253,123
Tornier NVa,b	2,050	47,929
TransEnterix Inc.[a]	1,505	7,585
Unilife Corp.[a]	1,042	3,084
Wright Medical Group Inc.[a]	1,543	48,450
Zimmer Holdings Inc.	9,041	938,998

		15,259,669
HEALTH CARE PROVIDERS & SERVICES — 2.66%
Addus HomeCare Corp.[a,b]	285	6,407
Aetna Inc.	14,612	1,184,741
Alliance HealthCare Services Inc.[a]	180	4,860
Almost Family Inc.[a]	468	10,333
Amedisys Inc.[a]	2,104	35,221
AMN Healthcare Services Inc.[a]	2,667	32,804
AmSurg Corp.[a]	1,527	69,585
Bio-Reference Laboratories Inc.[a]	100	3,022
BioScrip Inc.[a]	3,926	32,743
BioTelemetry Inc.[a]	627	4,496
Cardinal Health Inc.	18,209	1,248,409
Chindex International Inc.[a]	88	2,085
Cigna Corp.	14,426	1,326,759
Community Health Systems Inc.[a]	6,703	304,115
Cross Country Healthcare Inc.[a]	1,561	10,178
DaVita HealthCare Partners Inc.[a]	6,753	488,377
Ensign Group Inc. (The)	62	1,927
Express Scripts Holding Co.[a]	6,030	418,060
Five Star Quality Care Inc.[a]	2,991	14,985
Hanger Inc.[a,b]	2,035	64,001
HCA Holdings Inc.[a]	17,198	969,623
Health Net Inc.[a]	4,696	195,072
HealthSouth Corp.	1,218	43,690
Healthways Inc.[a,b]	683	11,980
Humana Inc.	9,015	1,151,396
IPC The Hospitalist Co. Inc.[a]	412	18,219
Kindred Healthcare Inc.	3,338	77,108
Laboratory Corp. of America Holdings[a]	2,979	305,050
LHC Group Inc.[a]	850	18,164
LifePoint Hospitals Inc.[a]	2,590	160,839
Magellan Health Inc.[a]	1,569	97,654
MEDNAX Inc.[a,b]	2,072	120,487
National Healthcare Corp.	717	40,360
National Research Corp. Class Aa	354	4,952
Omnicare Inc.	5,826	387,837
Owens & Minor Inc.	3,660	124,367
Patterson Companies Inc.	4,546	179,612
PharMerica Corp.[a]	1,652	47,231
Quest Diagnostics Inc.	8,407	493,407

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

RadNet Inc.[a]	109	$723
Select Medical Holdings Corp.	284	4,430
Skilled Healthcare Group Inc. Class Aa	78	491
Surgical Care Affiliates Inc.[a]	39	1,134
Triple-S Management Corp. Class Ba	1,349	24,187
UnitedHealth Group Inc.	57,067	4,665,227
Universal American Corp.	2,123	17,684
Universal Health Services Inc. Class B	4,027	385,625
VCA Inc.[a]	5,179	181,731
WellCare Health Plans Inc.[a]	2,448	182,768
WellPoint Inc.	16,288	1,752,752

		16,926,908
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	6,554	105,192
Castlight Health Inc.[a]	133	2,021
MedAssets Inc.[a]	206	4,705

		111,918
HOTELS, RESTAURANTS & LEISURE — 0.70%
Aramark	307	7,945
Belmond Ltd.[a]	5,581	81,148
Biglari Holdings Inc.[a]	84	35,530
BJ’s Restaurants Inc.[a]	1,031	35,992
Bob Evans Farms Inc.	1,426	71,371
Boyd Gaming Corp.[a]	862	10,456
Bravo Brio Restaurant Group Inc.[a]	84	1,311
Caesars Acquisition Co.[a]	2,622	32,434
Caesars Entertainment Corp.[a,b]	2,565	46,375
Carnival Corp.	24,776	932,816
Carrols Restaurant Group Inc.[a]	2,604	18,541
Choice Hotels International Inc.	1,879	88,520
Churchill Downs Inc.	268	24,150
Cracker Barrel Old Country Store Inc.	86	8,563
Darden Restaurants Inc.	7,695	356,048
Denny’s Corp.[a]	1,041	6,787
DineEquity Inc.	584	46,422
Einstein Noah Restaurant Group Inc.	64	1,028
Empire Resorts Inc.[a]	1,159	8,298
Hyatt Hotels Corp. Class Aa	2,283	139,217
International Game Technology	14,354	228,372
International Speedway Corp. Class A	1,757	58,473
Interval Leisure Group Inc.	510	11,189
Intrawest Resorts Holdings Inc.[a]	653	7,483
Isle of Capri Casinos Inc.[a]	1,216	10,409
La Quinta Holdings Inc.[a]	725	13,877
Life Time Fitness Inc.[a]	2,237	109,031
Marcus Corp. (The)	1,166	21,280
Marriott International Inc. Class A	1,597	102,368
Marriott Vacations Worldwide Corp.[a]	1,705	99,964
MGM Resorts International[a]	19,873	524,647
Monarch Casino & Resort Inc.[a]	454	6,874
Morgans Hotel Group Co.[a]	785	6,225
Norwegian Cruise Line Holdings Ltd.[a,b]	364	11,539
Penn National Gaming Inc.[a]	4,811	58,406
Royal Caribbean Cruises Ltd.	9,672	537,763
Ruby Tuesday Inc.[a]	3,670	27,855
Ruth’s Hospitality Group Inc.	715	8,830
Scientific Games Corp. Class Aa	695	7,728
Sonic Corp.[a]	1,047	23,118
Speedway Motorsports Inc.	668	12,191

Security	Shares	Value

Starwood Hotels & Resorts Worldwide Inc.	6,161	$497,932
Wendy’s Co. (The)	15,501	132,224

		4,470,730
HOUSEHOLD DURABLES — 0.72%
Beazer Homes USA Inc.[a,b]	1,068	22,407
CSS Industries Inc.	564	14,873
D.R. Horton Inc.	15,205	373,739
Dixie Group Inc.[a]	199	2,107
Ethan Allen Interiors Inc.	1,450	35,873
Flexsteel Industries	268	8,938
Garmin Ltd.	7,590	462,231
Helen of Troy Ltd.[a]	1,038	62,934
Hovnanian Enterprises Inc. Class Aa,b	6,692	34,464
Jarden Corp.[a]	5,207	309,035
KB Home	1,250	23,350
La-Z-Boy Inc.	451	10,450
Leggett & Platt Inc.	4,086	140,068
Lennar Corp. Class A	9,858	413,839
LGI Homes Inc.[a]	493	8,997
Libbey Inc.[a]	79	2,105
Lifetime Brands Inc.	544	8,552
M.D.C. Holdings Inc.	2,257	68,365
M/I Homes Inc.[a]	1,404	34,075
Meritage Homes Corp.[a]	2,267	95,690
Mohawk Industries Inc.[a]	3,606	498,854
NACCO Industries Inc. Class A	304	15,382
New Home Co. Inc. (The)[a]	672	9,495
Newell Rubbermaid Inc.	6,559	203,263
PulteGroup Inc.	22,028	444,085
Ryland Group Inc. (The)	2,720	107,277
Skullcandy Inc.[a,b]	1,052	7,627
Standard-Pacific Corp.[a,b]	8,640	74,304
Taylor Morrison Home Corp. Class Aa	1,868	41,881
Toll Brothers Inc.[a]	10,349	381,878
TRI Pointe Homes Inc.[a,b]	793	12,466
UCP Inc.[a]	314	4,292
WCI Communities Inc.[a]	852	16,452
Whirlpool Corp.	4,111	572,333
William Lyon Homes Class Aa	880	26,787

		4,548,468
HOUSEHOLD PRODUCTS — 2.06%
Central Garden & Pet Co. Class Aa	1,840	16,928
Clorox Co. (The)	1,256	114,798
Colgate-Palmolive Co.	5,644	384,808
Energizer Holdings Inc.	3,592	438,332
Harbinger Group Inc.[a]	2,981	37,859
Kimberly-Clark Corp.	3,736	415,518
Oil-Dri Corp. of America	139	4,249
Orchids Paper Products Co.	180	5,767
Procter & Gamble Co. (The)	148,613	11,679,496

		13,097,755
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.34%
AES Corp. (The)	42,212	656,397
Atlantic Power Corp.	7,119	29,188
Calpine Corp.[a]	21,136	503,248
Dynegy Inc.[a]	5,835	203,058
NRG Energy Inc.	19,628	730,162
Ormat Technologies Inc.[b]	638	18,393

		2,140,446

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.87%
Carlisle Companies Inc.	3,727	$322,832
Danaher Corp.	27,070	2,131,221
General Electric Co.	584,021	15,348,072
Roper Industries Inc.	3,176	463,728

		18,265,853
INSURANCE — 5.60%
ACE Ltd.	19,668	2,039,572
Aflac Inc.	26,450	1,646,512
Alleghany Corp.[a]	959	420,157
Allied World Assurance Co. Holdings Ltd.	5,727	217,741
Allstate Corp. (The)	25,276	1,484,207
Ambac Financial Group Inc.[a]	1,898	51,834
American Equity Investment Life Holding Co.	4,309	106,001
American Financial Group Inc.	3,525	209,949
American International Group Inc.	84,253	4,598,529
American National Insurance Co.	408	46,594
Amerisafe Inc.	1,043	42,419
AmTrust Financial Services Inc.	544	22,745
Aon PLC	4,009	361,171
Arch Capital Group Ltd.[a]	7,802	448,147
Argo Group International Holdings Ltd.	1,515	77,432
Arthur J. Gallagher & Co.	493	22,974
Aspen Insurance Holdings Ltd.	3,914	177,774
Assurant Inc.	4,173	273,540
Assured Guaranty Ltd.	10,443	255,853
Atlas Financial Holdings Inc.[a]	44	667
Axis Capital Holdings Ltd.[b]	6,266	277,458
Baldwin & Lyons Inc. Class B	474	12,296
Brown & Brown Inc.	6,603	202,778
Chubb Corp. (The)	14,234	1,311,948
Cincinnati Financial Corp.	9,679	464,979
Citizens Inc.[a,b]	2,316	17,138
CNA Financial Corp.	1,504	60,792
CNO Financial Group Inc.	12,953	230,563
Crawford & Co. Class B	1,404	14,152
Donegal Group Inc. Class A	448	6,854
EMC Insurance Group Inc.	274	8,434
Employers Holdings Inc.	702	14,868
Endurance Specialty Holdings Ltd.	2,592	133,721
Enstar Group Ltd.[a]	494	74,461
Everest Re Group Ltd.	2,685	430,916
FBL Financial Group Inc. Class A	556	25,576
Federated National Holding Co.	61	1,556
Fidelity & Guaranty Life	602	14,412
Fidelity National Financial Inc. Class A	16,115	527,927
First American Financial Corp.	6,313	175,438
Genworth Financial Inc. Class Aa	29,124	506,758
Global Indemnity PLC[a]	654	16,997
Greenlight Capital Re Ltd. Class Aa	1,660	54,680
Hallmark Financial Services Inc.[a,b]	765	8,224
Hanover Insurance Group Inc. (The)	2,559	161,601
Hartford Financial Services Group Inc. (The)	26,190	937,864
HCC Insurance Holdings Inc.	5,969	292,123
HCI Group Inc.	211	8,567
Hilltop Holdings Inc.[a]	4,010	85,253
Horace Mann Educators Corp.	2,272	71,045

Security	Shares	Value

Independence Holding Co.	466	$6,585
Infinity Property and Casualty Corp.	480	32,270
Kansas City Life Insurance Co.	256	11,643
Kemper Corp.	2,781	102,508
Lincoln National Corp.	15,361	790,170
Loews Corp.	18,956	834,254
Maiden Holdings Ltd.	2,812	33,997
Markel Corp.[a]	823	539,592
Marsh & McLennan Companies Inc.	10,435	540,742
MBIA Inc.[a]	8,356	92,250
Meadowbrook Insurance Group Inc.	2,656	19,097
Mercury General Corp.	1,223	57,530
MetLife Inc.	54,484	3,027,131
Montpelier Re Holdings Ltd.[b]	2,281	72,878
National General Holdings Corp.	2,039	35,479
National Interstate Corp.	361	10,115
National Western Life Insurance Co. Class A	142	35,416
Navigators Group Inc. (The)[a]	598	40,096
Old Republic International Corp.	15,139	250,399
OneBeacon Insurance Group Ltd. Class A	1,252	19,456
PartnerRe Ltd.	3,011	328,831
Phoenix Companies Inc. (The)[a]	319	15,436
Platinum Underwriters Holdings Ltd.	1,615	104,733
Primerica Inc.	3,330	159,340
Principal Financial Group Inc.	17,136	865,025
ProAssurance Corp.	3,613	160,417
Progressive Corp. (The)	34,459	873,880
Protective Life Corp.	4,705	326,198
Prudential Financial Inc.	26,787	2,377,882
Reinsurance Group of America Inc.	2,905	229,204
RenaissanceRe Holdings Ltd.[b]	2,362	252,734
RLI Corp.	2,514	115,091
Safety Insurance Group Inc.	835	42,902
Selective Insurance Group Inc.	3,442	85,086
StanCorp Financial Group Inc.	2,604	166,656
State Auto Financial Corp.	1,024	23,992
Stewart Information Services Corp.	1,321	40,964
Symetra Financial Corp.	4,740	107,788
Third Point Reinsurance Ltd.[a]	3,275	49,976
Torchmark Corp.	5,182	424,509
Travelers Companies Inc. (The)	20,232	1,903,224
United Fire Group Inc.	1,123	32,926
United Insurance Holdings Corp.	84	1,450
Universal Insurance Holdings Inc.	98	1,271
Unum Group	14,992	521,122
Validus Holdings Ltd.[b]	5,274	201,678
W.R. Berkley Corp.	5,997	277,721
White Mountains Insurance Group Ltd.	365	222,081
XL Group PLC	15,812	517,527

		35,634,449
INTERNET & CATALOG RETAIL — 0.09%
1-800-FLOWERS.COM Inc. Class Aa	1,866	10,823
FTD Companies Inc.[a,b]	1,136	36,114
Gaiam Inc. Class Aa	1,009	7,749
HomeAway Inc.[a]	394	13,719
Lands’ End Inc.[a,b]	1,018	34,184
Liberty Interactive Corp. Series Aa	14,293	419,643
Orbitz Worldwide Inc.[a]	1,587	14,124
Shutterfly Inc.[a]	866	37,290
Valuevision Media Inc. Class Aa	1,998	9,970

		583,616

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.46%
Aerohive Networks Inc.[a]	302	$2,482
Amber Road Inc.[a]	45	726
AOL Inc.[a]	4,734	188,366
Bankrate Inc.[a]	3,509	61,548
Bazaarvoice Inc.[a,b]	1,247	9,839
Blucora Inc.[a]	2,435	45,949
Borderfree Inc.[a]	30	497
Chegg Inc.[a]	4,227	29,758
Dealertrack Technologies Inc.[a]	495	22,443
Demand Media Inc.[a]	2,110	10,170
Dice Holdings Inc.[a]	1,462	11,126
Digital River Inc.[a]	2,100	32,403
EarthLink Holdings Corp.	5,977	22,234
Everyday Health Inc.[a]	38	702
Five9 Inc.[a]	62	446
Global Eagle Entertainment Inc.[a]	699	8,668
IAC/InterActiveCorp	2,543	176,052
Internap Network Services Corp.[a]	3,133	22,088
IntraLinks Holdings Inc.[a,b]	2,089	18,571
Limelight Networks Inc.[a]	3,436	10,514
Liquidity Services Inc.[a]	1,515	23,876
Millennial Media Inc.[a]	4,279	21,352
Monster Worldwide Inc.[a]	5,620	36,755
OPOWER Inc.[a]	39	735
Perficient Inc.[a]	700	13,629
Q2 Holdings Inc.[a]	50	713
QuinStreet Inc.[a]	1,845	10,166
RealNetworks Inc.[a]	1,231	9,393
Reis Inc.	434	9,149
Stamps.com Inc.[a]	71	2,392
TechTarget Inc.[a]	881	7,770
Tremor Video Inc.[a]	1,959	9,247
Trulia Inc.[a]	194	9,192
Yahoo! Inc.[a]	58,622	2,059,391
YuMe Inc.[a]	1,469	8,667

		2,897,009
IT SERVICES — 0.62%
Acxiom Corp.[a]	4,459	96,716
Amdocs Ltd.	9,317	431,657
Booz Allen Hamilton Holding Corp.	102	2,166
CACI International Inc. Class Aa	1,345	94,432
CIBER Inc.[a]	4,137	20,437
Computer Sciences Corp.	7,923	500,734
Computer Task Group Inc.	844	13,892
Convergys Corp.	6,065	130,034
CoreLogic Inc.[a]	5,349	162,396
CSG Systems International Inc.	1,146	29,922
Datalink Corp.[a]	1,096	10,960
DST Systems Inc.	363	33,458
ExlService Holdings Inc.[a]	1,079	31,777
Fidelity National Information Services Inc.	14,683	803,747
Genpact Ltd.[a]	8,261	144,815
Global Cash Access Inc.[a]	3,856	34,318
Hackett Group Inc. (The)	1,057	6,310
Higher One Holdings Inc.[a]	1,243	4,736
Leidos Holdings Inc.	3,740	143,392

Security	Shares	Value

ManTech International Corp. Class Ab	1,323	$39,055
ModusLink Global Solutions Inc.[a]	2,592	9,694
MoneyGram International Inc.[a]	1,666	24,540
Paychex Inc.	2,107	87,567
PRGX Global Inc.[a]	1,691	10,806
ServiceSource International Inc.[a]	3,896	22,597
Sykes Enterprises Inc.[a]	2,273	49,392
TeleTech Holdings Inc.[a]	402	11,654
Teradata Corp.[a]	1,927	77,465
Total System Services Inc.	2,129	66,872
Unisys Corp.[a,b]	1,179	29,168
Xerox Corp.	67,985	845,733

		3,970,442
LEISURE EQUIPMENT & PRODUCTS — 0.12%
Arctic Cat Inc.	475	18,725
Black Diamond Inc.[a,b]	1,321	14,822
Brunswick Corp.	2,689	113,288
Callaway Golf Co.	4,411	36,700
Escalade Inc.	508	8,199
Hasbro Inc.	989	52,466
JAKKS Pacific Inc.[b]	1,156	8,947
Johnson Outdoors Inc. Class A	379	9,778
LeapFrog Enterprises Inc.[a,b]	3,721	27,349
Mattel Inc.	12,593	490,749
Nautilus Inc.[a]	790	8,761

		789,784
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Affymetrix Inc.[a]	4,000	35,640
Agilent Technologies Inc.	16,622	954,768
Albany Molecular Research Inc.[a]	1,354	27,243
Bio-Rad Laboratories Inc. Class Aa	1,185	141,856
Charles River Laboratories International Inc.[a]	1,562	83,598
Covance Inc.[a]	312	26,701
PerkinElmer Inc.	5,348	250,500
QIAGEN NVa	13,598	332,471
Quintiles Transnational Holdings Inc.[a]	1,733	92,352
TECHNE Corp.	1,149	106,363
Thermo Fisher Scientific Inc.	13,871	1,636,778

		3,688,270
MACHINERY — 1.94%
Accuride Corp.[a]	158	773
Actuant Corp. Class A	4,258	147,199
AGCO Corp.	5,470	307,523
Alamo Group Inc.	371	20,067
Albany International Corp. Class A	1,374	52,157
American Railcar Industries Inc.	36	2,440
Astec Industries Inc.	1,132	49,672
Barnes Group Inc.	3,261	125,679
Briggs & Stratton Corp.	2,756	56,388
Caterpillar Inc.	28,648	3,113,178
CIRCOR International Inc.	104	8,022
CLARCOR Inc.	160	9,896
Columbus McKinnon Corp.	1,086	29,376
Crane Co.	1,795	133,476
Deere & Co.	16,521	1,495,977
Donaldson Co. Inc.	668	28,270
Douglas Dynamics Inc.	104	1,832

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Dover Corp.	2,540	$231,013
Dynamic Materials Corp.	791	17,505
Energy Recovery Inc.[a,b]	1,493	7,346
ESCO Technologies Inc.	1,532	53,069
Federal Signal Corp.	3,628	53,150
FreightCar America Inc.	686	17,177
Global Brass & Copper Holdings Inc.	369	6,236
Hurco Companies Inc.	369	10,406
IDEX Corp.	318	25,675
Ingersoll-Rand PLC	14,400	900,144
ITT Corp.	4,129	198,605
Joy Global Inc.	5,862	360,982
Kadant Inc.	666	25,608
Kennametal Inc.	4,640	214,739
L.B. Foster Co. Class A	547	29,604
Lincoln Electric Holdings Inc.	3,080	215,230
Lindsay Corp.	112	9,461
Lydall Inc.[a]	136	3,722
Meritor Inc.[a]	2,695	35,143
Miller Industries Inc.	669	13,768
Mueller Industries Inc.	1,132	33,292
Navistar International Corp.[a,b]	2,817	105,581
NN Inc.	73	1,867
Oshkosh Corp.	4,947	274,707
PACCAR Inc.	1,735	109,010
Parker Hannifin Corp.	4,051	509,332
Pentair PLC	10,496	756,972
Snap-on Inc.	2,917	345,723
SPX Corp.	2,614	282,861
Standex International Corp.	211	15,715
Stanley Black & Decker Inc.	8,071	708,795
Terex Corp.	6,424	264,026
Timken Co. (The)	4,438	301,074
Titan International Inc.	2,534	42,622
TriMas Corp.[a]	292	11,134
Trinity Industries Inc.	2,111	92,293
Twin Disc Inc.	133	4,396
Valmont Industries Inc.	1,461	221,999
Watts Water Technologies Inc. Class A	1,536	94,817
Woodward Inc.	1,273	63,879
Xylem Inc.	2,943	115,012

		12,365,615
MARINE — 0.03%
Baltic Trading Ltd.	2,785	16,654
International Shipholding Corp.	302	6,922
Matson Inc.	1,619	43,454
Navios Maritime Holdings Inc.	4,571	46,258
Safe Bulkers Inc.	2,214	21,609
Scorpio Bulkers Inc.[a]	7,791	69,340
Ultrapetrol (Bahamas) Ltd.[a]	1,246	3,701

		207,938
MEDIA — 1.77%
A.H. Belo Corp. Class A	1,092	12,940
AMC Entertainment Holdings Inc. Class A	1,298	32,281
CBS Corp. Class B NVS	3,144	195,368
CBS Outdoor Americas Inc.	1,198	39,151
Central European Media Enterprises Ltd. Class Aa,b	4,453	12,557
Clear Channel Outdoor Holdings Inc. Class A	1,259	10,299
Comcast Corp. Class A	12,815	687,909

Security	Shares	Value

Crown Media Holdings Inc. Class Aa	1,600	$5,808
Cumulus Media Inc. Class Aa	2,480	16,343
Daily Journal Corp.[a]	69	14,262
Dex Media Inc.[a,b]	991	11,040
DISH Network Corp. Class Aa	3,309	215,350
DreamWorks Animation SKG Inc. Class Aa,b	4,305	100,134
E.W. Scripps Co. (The) Class Aa	1,713	36,247
Entercom Communications Corp. Class Aa,b	1,361	14,604
Entravision Communications Corp. Class A	182	1,132
Eros International PLC[a]	697	10,573
Gannett Co. Inc.	13,208	413,542
Global Sources Ltd.[a]	913	7,560
Harte-Hanks Inc.	2,499	17,968
Hemisphere Media Group Inc.[a]	766	9,621
John Wiley & Sons Inc. Class A	2,659	161,109
Journal Communications Inc. Class Aa,b	2,431	21,563
Lee Enterprises Inc.[a]	3,005	13,372
Liberty Media Corp.[a]	5,526	755,294
Live Nation Entertainment Inc.[a]	4,141	102,241
Madison Square Garden Inc. Class Aa	3,589	224,133
Martha Stewart Living Omnimedia Inc. Class Aa	1,537	7,224
McClatchy Co. (The) Class Aa	3,465	19,231
MDC Partners Inc.	1,756	37,736
Media General Inc. Class Aa,b	3,141	64,485
Meredith Corp.	2,185	105,667
National CineMedia Inc.	2,911	50,972
New Media Investment Group Inc.[a]	1,711	24,142
New York Times Co. (The) Class A	8,235	125,254
News Corp. Class A NVS[a]	28,938	519,148
ReachLocal Inc.[a]	302	2,123
Reading International Inc. Class Aa	960	8,189
Regal Entertainment Group Class A	3,736	78,830
Rentrak Corp.[a]	49	2,570
Saga Communications Inc. Class A	275	11,748
Salem Communications Corp. Class A	584	5,525
Scholastic Corp.	1,717	58,532
SFX Entertainment Inc.[a,b]	2,514	20,363
Sizmek Inc.[a,b]	1,554	14,810
Starz Series Aa	771	22,968
Thomson Reuters Corp.	20,695	752,470
Time Inc.[a]	6,516	157,817
Time Warner Inc.	51,374	3,609,023
Twenty-First Century Fox Inc. Class A	29,168	1,025,255
Walt Disney Co. (The)	16,340	1,400,992

		11,267,475
METALS & MINING — 1.17%
A.M. Castle & Co.[a,b]	948	10,466
AK Steel Holding Corp.[a]	8,450	67,262
Alcoa Inc.	68,274	1,016,600
Allegheny Technologies Inc.	6,302	284,220
Allied Nevada Gold Corp.[a,b]	6,054	22,763
Ampco-Pittsburgh Corp.	448	10,277
Carpenter Technology Corp.	2,896	183,172
Century Aluminum Co.[a]	2,905	45,550
Cliffs Natural Resources Inc.[b]	8,988	135,269
Coeur Mining Inc.a,	4,028	36,977
Commercial Metals Co.	6,882	119,127
Freeport-McMoRan Copper & Gold Inc.	60,495	2,208,068
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Handy & Harman Ltd.[a]	378	10,119
Haynes International Inc.	709	40,122

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Hecla Mining Co.	19,832	$68,420
Horsehead Holding Corp.[a,b]	2,546	46,490
Kaiser Aluminum Corp.	1,079	78,627
Materion Corp.	802	29,666
Molycorp Inc.[a,b]	12,074	31,030
Newmont Mining Corp.	28,950	736,488
Noranda Aluminium Holding Corp.	1,956	6,905
Nucor Corp.	18,548	913,489
Olympic Steel Inc.	514	12,722
Reliance Steel & Aluminum Co.	4,596	338,771
Royal Gold Inc.	3,747	285,222
RTI International Metals Inc.[a]	1,904	50,627
Schnitzer Steel Industries Inc. Class A	1,432	37,332
Steel Dynamics Inc.	12,851	230,676
Stillwater Mining Co.[a,b]	440	7,722
SunCoke Energy Inc.[a]	1,243	26,725
Tahoe Resources Inc.[a]	4,322	113,236
United States Steel Corp.[b]	8,426	219,413
Universal Stainless & Alloy Products Inc.[a]	397	12,895
Walter Energy Inc.[b]	2,377	12,955

		7,449,414
MULTI-UTILITIES — 2.13%
Alliant Energy Corp.	6,461	393,217
Ameren Corp.	14,131	577,675
Avista Corp.	3,537	118,560
Black Hills Corp.	2,622	160,965
CenterPoint Energy Inc.	25,267	645,319
CMS Energy Corp.	15,843	493,509
Consolidated Edison Inc.	17,058	984,929
Dominion Resources Inc.	31,807	2,274,837
DTE Energy Co.	10,251	798,245
Integrys Energy Group Inc.	4,760	338,579
MDU Resources Group Inc.	11,272	395,647
NiSource Inc.	18,391	723,502
NorthWestern Corp.	2,208	115,236
PG&E Corp.	27,068	1,299,805
Public Service Enterprise Group Inc.	29,465	1,201,877
SCANA Corp.	8,300	446,623
Sempra Energy	14,294	1,496,725
TECO Energy Inc.	12,681	234,345
Vectren Corp.	4,797	203,873
Wisconsin Energy Corp.	13,134	616,247

		13,519,715
MULTILINE RETAIL — 0.54%
Big Lots Inc.[a]	2,495	114,021
Bon-Ton Stores Inc. (The)	876	9,032
Burlington Stores Inc.[a,b]	401	12,776
Dillard’s Inc. Class A	507	59,121
Dollar General Corp.[a]	4,307	247,050
Family Dollar Stores Inc.	311	20,570
Fred’s Inc. Class A	2,088	31,926
J.C. Penney Co. Inc.[a,b]	13,438	121,614
Kohl’s Corp.	11,478	604,661
Macy’s Inc.	4,804	278,728
Sears Holdings Corp.[a,b]	342	13,666
Target Corp.	33,172	1,922,317
Tuesday Morning Corp.[a,b]	476	8,482

		3,443,964

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 12.05%
Adams Resources & Energy Inc.	113	$8,829
Alon USA Energy Inc.	1,354	16,844
Alpha Natural Resources Inc.[a,b]	13,479	50,007
American Eagle Energy Corp.[a]	1,690	10,123
Amyris Inc.[a]	2,110	7,870
Anadarko Petroleum Corp.	27,267	2,984,919
Apache Corp.	22,464	2,260,328
Apco Oil and Gas International Inc.[a]	455	6,566
Approach Resources Inc.[a,b]	1,298	29,504
Arch Coal Inc.[b]	11,994	43,778
Ardmore Shipping Corp.	1,016	14,051
Bill Barrett Corp.[a,b]	2,876	77,019
BPZ Resources Inc.[a]	3,827	11,787
Callon Petroleum Co.[a,b]	2,235	26,038
Chesapeake Energy Corp.	23,619	734,079
Chevron Corp.	110,870	14,474,079
Cimarex Energy Co.	4,456	639,258
Clean Energy Fuels Corp.[a]	1,787	20,944
Cloud Peak Energy Inc.[a]	3,452	63,586
Cobalt International Energy Inc.[a]	1,854	34,021
Comstock Resources Inc.	2,999	86,491
ConocoPhillips	71,502	6,129,866
CONSOL Energy Inc.	13,519	622,820
Contango Oil & Gas Co.[a]	1,003	42,437
CVR Energy Inc.	526	25,348
Delek US Holdings Inc.	1,640	46,297
Denbury Resources Inc.	20,681	381,771
Devon Energy Corp.	23,756	1,886,226
DHT Holdings Inc.	3,974	28,613
Dorian LPG Ltd.[a]	405	9,311
Emerald Oil Inc.[a,b]	3,309	25,314
Energen Corp.	4,316	383,606
Energy XXI (Bermuda) Ltd.	5,438	128,500
EP Energy Corp. Class Aa,b	1,902	43,841
EQT Corp.	829	88,620
Equal Energy Ltd.	2,083	11,290
EXCO Resources Inc.[b]	4,811	28,337
Exxon Mobil Corp.	250,106	25,180,672
Forest Oil Corp.[a]	6,648	15,157
Frontline Ltd.[a,b]	2,904	8,480
GasLog Ltd.[b]	1,910	60,910
Gastar Exploration Inc.[a]	211	1,838
Golar LNG Ltd.[b]	2,559	153,796
Green Plains Inc.	335	11,011
Gulfport Energy Corp.[a,b]	997	62,612
Halcon Resources Corp.[a,b]	15,222	110,968
Hallador Energy Co.	382	3,625
Harvest Natural Resources Inc.[a]	2,352	11,737
Hess Corp.	16,184	1,600,436
HollyFrontier Corp.	9,454	413,045
Kinder Morgan Inc.	27,684	1,003,822
Knightsbridge Tankers Ltd.[b]	2,133	30,267
Laredo Petroleum Inc.[a,b]	636	19,703
Marathon Oil Corp.	39,375	1,571,850
Marathon Petroleum Corp.	3,734	291,513
Matador Resources Co.[a,b]	1,857	54,373
Midstates Petroleum Co. Inc.[a,b]	1,932	13,968
Miller Energy Resources Inc.[a,b]	1,748	11,187
Murphy Oil Corp.	10,451	694,783
Navios Maritime Acquisition Corp.	4,658	17,281
Newfield Exploration Co.[a]	7,940	350,948

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Noble Energy Inc.	6,030	$467,084
Nordic American Tankers Ltd.	5,823	55,493
Northern Oil and Gas Inc.[a,b]	3,724	60,664
Occidental Petroleum Corp.	45,754	4,695,733
ONEOK Inc.	5,683	386,899
Pacific Ethanol Inc.[a]	1,066	16,299
PBF Energy Inc.	2,745	73,154
PDC Energy Inc.[a]	1,935	122,195
Peabody Energy Corp.	16,000	261,600
Penn Virginia Corp.[a]	3,516	59,596
PetroCorp Inc. Escrow[a,d]	190	—
PetroQuest Energy Inc.[a]	216	1,624
Phillips 66	19,444	1,563,881
QEP Resources Inc.	9,156	315,882
Quicksilver Resources Inc.[a,b]	6,812	18,188
Renewable Energy Group Inc.[a]	1,968	22,573
Resolute Energy Corp.[a,b]	4,792	41,403
REX American Resources Corp.[a]	73	5,352
Rosetta Resources Inc.[a]	3,115	170,858
RSP Permian Inc.[a,b]	825	26,763
Sanchez Energy Corp.[a,b]	1,058	39,770
SandRidge Energy Inc.[a,b]	28,813	206,013
Scorpio Tankers Inc.	11,850	120,515
Ship Finance International Ltd.[b]	3,405	63,299
Spectra Energy Corp.	39,061	1,659,311
Stone Energy Corp.[a]	3,286	153,752
Swift Energy Co.[a,b]	2,490	32,320
Teekay Corp.	1,434	89,267
Teekay Tankers Ltd. Class Ab	3,567	15,302
Tesoro Corp.	4,293	251,870
TransAtlantic Petroleum Ltd.[a]	769	8,759
Triangle Petroleum Corp.[a,b]	1,929	22,666
Ultra Petroleum Corp.[a,b]	6,252	185,622
VAALCO Energy Inc.[a,b]	2,943	21,278
Valero Energy Corp.	23,651	1,184,915
W&T Offshore Inc.	1,255	20,544
Warren Resources Inc.[a]	3,637	22,549
Westmoreland Coal Co.[a]	683	24,779
Whiting Petroleum Corp.[a]	6,215	498,754
World Fuel Services Corp.	3,266	160,785
WPX Energy Inc.[a]	11,680	279,269

		76,602,880
PAPER & FOREST PRODUCTS — 0.25%
Domtar Corp.	3,848	164,887
International Paper Co.	21,309	1,075,465
Louisiana-Pacific Corp.[a]	8,186	122,954
Neenah Paper Inc.	468	24,874
P.H. Glatfelter Co.	1,552	41,175
Resolute Forest Products Inc.[a]	4,062	68,160
Schweitzer-Mauduit International Inc.	1,493	65,184
Wausau Paper Corp.	114	1,234

		1,563,933
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.	14,945	218,346
Coty Inc. Class A	1,097	18,792
Elizabeth Arden Inc.[a]	1,490	31,916
Female Health Co. (The)	375	2,066
Inter Parfums Inc.	884	26,122
Nature’s Sunshine Products Inc.	643	10,912

Security	Shares	Value

Nutraceutical International Corp.[a]	544	$12,980
Revlon Inc. Class Aa	586	17,873
Synutra International Inc.[a]	140	939

		339,946
PHARMACEUTICALS — 6.65%
Bristol-Myers Squibb Co.	62,049	3,009,997
Eli Lilly and Co.	57,290	3,561,719
Hospira Inc.[a]	9,803	503,580
Impax Laboratories Inc.[a,b]	3,289	98,637
Johnson & Johnson	138,899	14,531,613
Mallinckrodt PLC[a]	1,820	145,637
Medicines Co. (The)[a]	331	9,619
Merck & Co. Inc.	146,372	8,467,620
Nektar Therapeutics[a]	3,179	40,755
Omeros Corp.[a]	132	2,297
Perrigo Co. PLC	6,029	878,787
Pfizer Inc.	371,499	11,026,090
Revance Therapeutics Inc.[a]	263	8,942
Sagent Pharmaceuticals Inc.[a]	347	8,974
SciClone Pharmaceuticals Inc.[a]	851	4,476
Theravance Biopharma Inc.[a]	75	2,391
Theravance Inc.[a]	287	8,547
XenoPort Inc.[a]	2,225	10,747

		42,320,428
PROFESSIONAL SERVICES — 0.31%
Acacia Research Corp.	2,886	51,227
CBIZ Inc.[a,b]	2,222	20,065
CDI Corp.	979	14,107
CRA International Inc.[a]	660	15,213
Dun & Bradstreet Corp. (The)	1,382	152,296
Equifax Inc.	3,298	239,237
Franklin Covey Co.[a]	217	4,368
FTI Consulting Inc.[a]	2,368	89,558
GP Strategies Corp.[a]	344	8,903
Heidrick & Struggles International Inc.	1,051	19,444
Hill International Inc.[a]	289	1,800
Huron Consulting Group Inc.[a]	1,172	83,001
ICF International Inc.[a]	1,135	40,134
Kelly Services Inc. Class A	1,513	25,978
Korn/Ferry International[a]	1,411	41,441
Manpowergroup Inc.	4,632	393,025
Navigant Consulting Inc.[a]	2,905	50,692
Nielsen NV	4,152	200,998
Paylocity Holding Corp.[a]	400	8,652
Pendrell Corp.[a,b]	8,826	15,534
Resources Connection Inc.	2,471	32,395
RPX Corp.[a]	2,728	48,422
Towers Watson & Co. Class A	3,782	394,198
TriNet Group Inc.[a]	614	14,779
VSE Corp.	223	15,681

		1,981,148
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.28%
Acadia Realty Trust	3,324	93,371
AG Mortgage Investment Trust Inc.	1,568	29,682
Agree Realty Corp.	923	27,902
Alexander’s Inc.	8	2,956
Alexandria Real Estate Equities Inc.	4,274	331,833

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Altisource Residential Corp.	3,306	$86,055
American Assets Trust Inc.	1,647	56,904
American Campus Communities Inc.	6,115	233,838
American Capital Agency Corp.	20,547	481,005
American Capital Mortgage Investment Corp.	3,081	61,682
American Homes 4 Rent Class A	8,109	144,016
American Realty Capital Healthcare Trust Inc.	9,815	106,885
American Realty Capital Properties Inc.	52,843	662,123
American Residential Properties Inc.[a,b]	1,848	34,650
AmREIT Inc.	1,407	25,748
Annaly Capital Management Inc.	55,821	638,034
Anworth Mortgage Asset Corp.	8,857	45,702
Apartment Investment and Management Co. Class A	3,837	123,820
Apollo Commercial Real Estate Finance Inc.	2,766	45,611
Apollo Residential Mortgage Inc.	2,206	36,884
Ares Commercial Real Estate Corp.	1,367	16,964
Armada Hoffler Properties Inc.	1,117	10,813
ARMOUR Residential REIT Inc.	22,077	95,593
Ashford Hospitality Prime Inc.	720	12,355
Ashford Hospitality Trust Inc.	3,722	42,952
Associated Estates Realty Corp.	3,430	61,809
AvalonBay Communities Inc.	7,548	1,073,250
Aviv REIT Inc.	932	26,254
BioMed Realty Trust Inc.	11,245	245,478
Boston Properties Inc.	7,844	927,004
Brandywine Realty Trust	9,302	145,111
Brixmor Property Group Inc.	2,778	63,755
Camden Property Trust	5,080	361,442
Campus Crest Communities Inc.	3,648	31,592
Capstead Mortgage Corp.	5,185	68,183
CareTrust REIT Inc.[a]	65	1,287
CatchMark Timber Trust Inc. Class A	653	8,926
CBL & Associates Properties Inc.[b]	9,677	183,863
Cedar Realty Trust Inc.[b]	4,968	31,050
Chambers Street Properties	14,322	115,149
Chatham Lodging Trust	1,552	33,989
Chesapeake Lodging Trust	2,917	88,181
Chimera Investment Corp.	59,903	191,091
Colony Financial Inc.	5,406	125,527
Columbia Property Trust Inc.	6,168	160,430
CommonWealth REIT	6,921	182,161
Corporate Office Properties Trust[b]	5,172	143,833
Corrections Corp. of America	6,763	222,165
Cousins Properties Inc.	11,517	143,387
CubeSmart	8,410	154,071
CyrusOne Inc.	1,144	28,486
CYS Investments Inc.	9,983	90,047
DCT Industrial Trust Inc.	19,603	160,941
DDR Corp.[b]	17,361	306,074
DiamondRock Hospitality Co.[b]	11,400	146,148
Digital Realty Trust Inc.[b]	7,875	459,270
Douglas Emmett Inc.	8,320	234,790
Duke Realty Corp.	19,243	349,453
DuPont Fabros Technology Inc.[b]	2,511	67,697
Dynex Capital Inc.	3,087	27,320
EastGroup Properties Inc.	99	6,359
Education Realty Trust Inc.	6,457	69,348
EPR Properties	3,174	177,331
Equity Lifestyle Properties, Inc.	1,346	59,439
Equity One Inc.	3,519	83,013
Equity Residential	21,037	1,325,331
Essex Property Trust Inc.	3,650	674,921
Excel Trust Inc.	3,123	41,630

Security	Shares	Value

Federal Realty Investment Trust	1,313	$158,768
FelCor Lodging Trust Inc.	7,228	75,966
First Industrial Realty Trust Inc.	6,425	121,047
First Potomac Realty Trust	3,464	45,448
Franklin Street Properties Corp.	5,588	70,297
Gaming and Leisure Properties Inc.	4,092	139,005
General Growth Properties Inc.	32,985	777,127
GEO Group Inc. (The)	4,214	150,566
Getty Realty Corp.	1,448	27,628
Gladstone Commercial Corp.	1,129	20,175
Glimcher Realty Trust[b]	1,565	16,949
Government Properties Income Trust	2,523	64,059
Gramercy Property Trust Inc.[b]	7,373	44,607
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,233	17,681
Hatteras Financial Corp.	5,761	114,125
HCP Inc.	26,876	1,112,129
Health Care REIT Inc.	8,391	525,864
Healthcare Realty Trust Inc.	5,574	141,691
Healthcare Trust of America Inc. Class A	12,122	145,949
Hersha Hospitality Trust	11,808	79,232
Highwoods Properties Inc.	5,238	219,734
Home Properties Inc.	3,343	213,818
Hospitality Properties Trust	8,786	267,094
Host Hotels & Resorts Inc.	44,183	972,468
Hudson Pacific Properties Inc.	3,026	76,679
Inland Real Estate Corp.	5,037	53,543
Invesco Mortgage Capital Inc.	7,356	127,700
Investors Real Estate Trust[b]	6,585	60,648
iStar Financial Inc.[a]	5,192	77,776
Kilroy Realty Corp.	4,882	304,051
Kimco Realty Corp.	24,140	554,737
Kite Realty Group Trust	7,672	47,106
LaSalle Hotel Properties	6,099	215,234
Lexington Realty Trust[b]	11,933	131,382
Liberty Property Trust	8,588	325,743
LTC Properties Inc.	2,015	78,666
Macerich Co. (The)	8,161	544,747
Mack-Cali Realty Corp.	5,202	111,739
Medical Properties Trust Inc.	10,236	135,525
MFA Financial Inc.	21,053	172,845
Mid-America Apartment Communities Inc.	4,476	326,972
Monmouth Real Estate Investment Corp. Class A	3,400	34,136
National Retail Properties Inc.[b]	7,161	266,318
New Residential Investment Corp.	16,754	105,550
New York Mortgage Trust Inc.[b]	5,626	43,939
New York REIT Inc.	10,217	113,000
NorthStar Realty Finance Corp.	16,807	292,106
Omega Healthcare Investors Inc.	4,919	181,314
One Liberty Properties Inc.	640	13,658
Owens Realty Mortgage Inc.	602	11,709
Parkway Properties Inc.	4,125	85,181
Pebblebrook Hotel Trust	3,761	139,007
Pennsylvania Real Estate Investment Trust	3,933	74,019
PennyMac Mortgage Investment Trust[c]	2,669	58,558
Physicians Realty Trust	1,962	28,233
Piedmont Office Realty Trust Inc. Class A	9,244	175,081
Plum Creek Timber Co. Inc.	5,332	240,473
Post Properties Inc.	3,179	169,949
Prologis Inc.	29,102	1,195,801
PS Business Parks Inc.	557	46,504
Public Storage	642	110,007
RAIT Financial Trust[b]	4,610	38,125
Ramco-Gershenson Properties Trust	3,909	64,968

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Rayonier Inc.	6,479	$230,328
Realty Income Corp.[b]	13,047	579,548
Redwood Trust Inc.	4,790	93,261
Regency Centers Corp.	5,370	299,002
Resource Capital Corp.	7,716	43,441
Retail Opportunity Investments Corp.	4,505	70,864
Retail Properties of America Inc. Class A	13,745	211,398
Rexford Industrial Realty Inc.	1,633	23,254
RLJ Lodging Trust	7,752	223,955
Rouse Properties Inc.[b]	2,208	37,779
Ryman Hospitality Properties Inc.	1,222	58,839
Sabra Healthcare REIT Inc.	165	4,737
Saul Centers Inc.	74	3,596
Select Income REIT	2,127	63,044
Senior Housing Properties Trust	11,845	287,715
Silver Bay Realty Trust Corp.	1,144	18,670
Simon Property Group Inc.	4,627	769,378
SL Green Realty Corp.	5,229	572,105
Sovran Self Storage Inc.	271	20,935
Spirit Realty Capital Inc.	23,181	263,336
STAG Industrial Inc.	3,000	72,030
Starwood Property Trust Inc.	13,061	310,460
Starwood Waypoint Residential Trust[a]	2,314	60,650
Strategic Hotels & Resorts Inc.[a]	3,328	38,971
Summit Hotel Properties Inc.	4,633	49,110
Sunstone Hotel Investors Inc.	10,738	160,318
Tanger Factory Outlet Centers Inc.	1,972	68,961
Taubman Centers Inc.	243	18,422
Terreno Realty Corp.	2,066	39,936
Trade Street Residential Inc.	1,115	8,351
Two Harbors Investment Corp.	21,296	223,182
UDR Inc.	14,643	419,229
UMH Properties Inc.	596	5,978
Urstadt Biddle Properties Inc. Class A	208	4,343
Ventas Inc.	9,094	582,925
Vornado Realty Trust[b]	8,459	902,829
Washington Prime Group Inc.[a]	2,241	41,996
Washington Real Estate Investment Trust	3,862	100,335
Weingarten Realty Investors	7,102	233,230
Western Asset Mortgage Capital Corp.	2,343	33,200
Weyerhaeuser Co.	30,478	1,008,517
Whitestone REIT Class B	1,490	22,216
Winthrop Realty Trust	2,159	33,141
WP Carey Inc.	5,779	372,168

		33,583,803
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	2,826	117,138
Altisource Asset Management Corp.[a]	15	10,846
AV Homes Inc.[a,b]	782	12,786
Consolidated-Tomoka Land Co.	182	8,354
Forest City Enterprises Inc. Class Aa	9,638	191,507
Forestar Group Inc.[a]	2,002	38,218
Howard Hughes Corp. (The)[a]	1,209	190,816
Jones Lang LaSalle Inc.	1,903	240,520
Kennedy-Wilson Holdings Inc.	3,913	104,947
RE/MAX Holdings Inc. Class A	486	14,381
Realogy Holdings Corp.[a,b]	4,812	181,460
St. Joe Co. (The)[a,b]	258	6,561
Tejon Ranch Co.[a]	719	23,144

		1,140,678

Security	Shares	Value

ROAD & RAIL — 0.68%
AMERCO	193	$56,117
ArcBest Corp.	121	5,265
Celadon Group Inc.	1,082	23,068
Con-way Inc.	3,313	167,008
CSX Corp.	58,478	1,801,707
Genesee & Wyoming Inc. Class Aa	1,631	171,255
Kansas City Southern Industries Inc.	1,461	157,072
Marten Transport Ltd.	810	18,104
Norfolk Southern Corp.	14,211	1,464,159
P.A.M. Transportation Services Inc.[a]	153	4,278
Patriot Transportation Holding Inc.[a]	357	12,484
Quality Distribution Inc.[a]	1,320	19,615
Roadrunner Transportation Systems Inc.[a]	1,015	28,522
Ryder System Inc.	3,135	276,162
Universal Truckload Services Inc.	144	3,652
USA Truck Inc.[a]	457	8,496
Werner Enterprises Inc.	1,913	50,714
YRC Worldwide Inc.[a,b]	1,613	45,341

		4,313,019
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.36%
Advanced Energy Industries Inc.[a]	132	2,541
Alpha & Omega Semiconductor Ltd.[a]	1,061	9,835
Altera Corp.	11,421	396,994
Amkor Technology Inc.[a]	2,385	26,664
Analog Devices Inc.	9,953	538,159
Applied Materials Inc.	23,539	530,804
Axcelis Technologies Inc.[a]	5,983	11,966
Broadcom Corp. Class A	31,140	1,155,917
Brooks Automation Inc.	3,738	40,258
Cabot Microelectronics Corp.[a]	218	9,734
Cascade Microtech Inc.[a]	661	9,029
CEVA Inc.[a]	1,282	18,935
Cirrus Logic Inc.[a]	2,555	58,101
Cohu Inc.	1,355	14,499
Cree Inc.[a]	3,200	159,840
Diodes Inc.[a]	761	22,039
DSP Group Inc.[a]	1,147	9,738
Entegris Inc.[a]	3,623	49,798
Entropic Communications Inc.[a]	4,989	16,613
Exar Corp.[a]	1,936	21,877
Fairchild Semiconductor International Inc.[a]	7,561	117,952
First Solar Inc.[a]	4,261	302,787
FormFactor Inc.[a,b]	2,897	24,103
Freescale Semiconductor Ltd.[a,b]	478	11,233
Integrated Device Technology Inc.[a]	2,069	31,987
Integrated Silicon Solution Inc.[a]	2,086	30,810
Intel Corp.	265,277	8,197,059
International Rectifier Corp.[a]	4,146	115,673
Intersil Corp. Class A	7,872	117,686
IXYS Corp.	1,408	17,347
KLA-Tencor Corp.	850	61,744
Kopin Corp.[a]	3,812	12,427
Lam Research Corp.	6,931	468,397
Marvell Technology Group Ltd.	23,334	334,376
Maxim Integrated Products Inc.	1,336	45,170
Micron Technology Inc.[a]	7,668	252,661
Microsemi Corp.[a]	1,763	47,178
MKS Instruments Inc.	3,154	98,531
Nanometrics Inc.[a]	420	7,665

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

NVE Corp.[a]	160	$8,894
NVIDIA Corp.	27,167	503,676
OmniVision Technologies Inc.[a]	3,344	73,501
ON Semiconductor Corp.[a]	12,453	113,820
Peregrine Semiconductor Corp.[a]	1,545	10,599
Pericom Semiconductor Corp.[a,b]	1,248	11,282
Photronics Inc.[a]	3,337	28,698
PMC-Sierra Inc.[a]	6,806	51,794
QuickLogic Corp.[a]	189	977
Rubicon Technology Inc.[a,b]	966	8,453
Rudolph Technologies Inc.[a]	1,797	17,754
Silicon Image Inc.[a]	2,121	10,690
Silicon Laboratories Inc.[a]	780	38,415
SunEdison Inc.[a]	10,583	239,176
SunPower Corp.[a]	2,411	98,803
Teradyne Inc.	10,069	197,352
Tessera Technologies Inc.	1,292	28,527
Ultra Clean Holdings Inc.[a]	1,333	12,064
Ultratech Inc.[a]	1,311	29,078
Veeco Instruments Inc.[a,b]	2,318	86,369
Vitesse Semiconductor Corp.[a]	151	521
Xcerra Corp.[a]	1,685	15,333

		14,983,903

SOFTWARE — 1.76%
A10 Networks Inc.[a]	64	851
Activision Blizzard Inc.	9,810	218,763
Actuate Corp.[a,b]	2,575	12,283
ANSYS Inc.[a]	4,144	314,198
Autodesk Inc.[a]	2,846	160,457
Bottomline Technologies Inc.[a]	353	10,562
CA Inc.	18,631	535,455
Cinedigm Corp.[a]	3,277	8,160
Citrix Systems Inc.[a]	899	56,232
Compuware Corp.	12,450	124,375
Covisint Corp.[a]	413	2,007
Ebix Inc.[b]	1,749	25,028
Electronic Arts Inc.[a]	4,334	155,460
EPIQ Systems Inc.	1,646	23,126
ePlus Inc.[a]	349	20,312
FireEye Inc.[a,b]	931	37,752
Glu Mobile Inc.[a,b]	408	2,040
Infoblox Inc.[a]	665	8,745
Informatica Corp.[a]	626	22,317
Mentor Graphics Corp.	5,561	119,951
MICROS Systems Inc.[a]	1,133	76,931
Microsoft Corp.	169,813	7,081,202
Model N Inc.[a]	333	3,680
Nuance Communications Inc.[a,b]	15,244	286,130
Paycom Software Inc.[a]	579	8,448
Progress Software Corp.[a]	2,970	71,399
QAD Inc. Class A	56	1,194
Rosetta Stone Inc.[a]	1,186	11,528
Rovi Corp.[a]	5,315	127,347
Rubicon Project Inc. (The)[a]	40	514
Sapiens International Corp.[a]	785	6,280
SeaChange International Inc.[a]	2,081	16,669
Silver Spring Networks Inc.[a]	124	1,653
Symantec Corp.	40,263	922,023
Synopsys Inc.[a]	9,191	356,795
Take-Two Interactive Software Inc.[a]	5,297	117,805
TeleCommunication Systems Inc.[a]	2,775	9,130

Security	Shares	Value

TeleNav Inc.[a]	954	$5,428
TiVo Inc.[a]	4,680	60,419
Varonis Systems Inc.[a]	27	783
Verint Systems Inc.[a]	173	8,486
Vringo Inc.[a,b]	570	1,949
Zendesk Inc.[a]	58	1,008
Zynga Inc. Class Aa	41,915	134,547

		11,169,422

SPECIALTY RETAIL — 0.85%
Aaron’s Inc.	3,080	109,771
Abercrombie & Fitch Co. Class A	3,628	156,911
Aeropostale Inc.[a]	4,438	15,489
America’s Car-Mart Inc.[a,b]	370	14,634
American Eagle Outfitters Inc.	11,281	126,573
Ascena Retail Group Inc.[a]	7,549	129,088
Barnes & Noble Inc.[a]	2,202	50,184
bebe stores inc.	1,792	5,466
Bed Bath & Beyond Inc.[a]	6,848	392,938
Best Buy Co. Inc.	11,996	371,996
Big 5 Sporting Goods Corp.	1,035	12,699
Brown Shoe Co. Inc.	1,297	37,107
Build-A-Bear Workshop Inc.[a]	202	2,699
Cabela’s Inc.[a]	2,568	160,243
CarMax Inc.[a]	3,983	207,156
Cato Corp. (The) Class A	1,277	39,459
Chico’s FAS Inc.	4,968	84,257
Children’s Place Inc. (The)	1,275	63,278
Citi Trends Inc.[a]	856	18,370
CST Brands Inc.	647	22,321
Destination Maternity Corp.	666	15,165
Destination XL Group Inc.[a]	2,385	13,141
Dick’s Sporting Goods Inc.	4,640	216,038
DSW Inc. Class A	4,357	121,735
Express Inc.[a]	4,587	78,117
Finish Line Inc. (The) Class A	2,078	61,800
Foot Locker Inc.	7,261	368,278
GameStop Corp. Class A	6,327	256,054
Genesco Inc.[a]	1,268	104,141
Group 1 Automotive Inc.	1,151	97,041
Guess? Inc.	3,420	92,340
Haverty Furniture Companies Inc.	1,033	25,959
hhgregg Inc.[a,b]	764	7,770
Kirkland’s Inc.[a]	228	4,229
L Brands Inc.	9,094	533,454
MarineMax Inc.[a]	1,529	25,595
Men’s Wearhouse Inc. (The)	570	31,806
Murphy USA Inc.[a,b]	1,457	71,233
New York & Co. Inc.[a]	581	2,144
Office Depot Inc.[a]	31,055	176,703
Pacific Sunwear of California Inc.[a]	500	1,190
Penske Automotive Group Inc.	1,380	68,310
Pep Boys - Manny, Moe & Jack (The)[a]	2,978	34,128
Rent-A-Center Inc.	3,108	89,137
Sally Beauty Holdings Inc.[a]	2,422	60,744
Sears Hometown and Outlet Stores Inc.[a,b]	653	14,020
Shoe Carnival Inc.	1,042	21,517
Signet Jewelers Ltd.	1,469	162,457
Sonic Automotive Inc. Class A	2,302	61,417
Sportsman’s Warehouse Holdings Inc.[a]	356	2,848
Stage Stores Inc.	2,019	37,735
Staples Inc.	37,659	408,224

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

Stein Mart Inc.	1,581	$21,960
Systemax Inc.[a]	576	8,277
Tilly’s Inc. Class Aa	1,085	8,723
Urban Outfitters Inc.[a]	1,718	58,171
Vitamin Shoppe Inc.[a]	880	37,858
West Marine Inc.[a,b]	835	8,567
Zumiez Inc.[a]	312	8,608

		5,437,273
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Columbia Sportswear Co.	260	21,489
Crocs Inc.[a]	4,412	66,312
Culp Inc.	548	9,541
Iconix Brand Group Inc.[a,b]	1,741	74,759
Movado Group Inc.	585	24,377
Perry Ellis International Inc.[a]	675	11,772
PVH Corp.	621	72,409
Quiksilver Inc.[a,b]	2,086	7,468
R.G. Barry Corp.	548	10,385
Ralph Lauren Corp.	850	136,586
Sequential Brands Group Inc.	209	2,886
SKECHERS U.S.A. Inc. Class Aa	592	27,054
Unifi Inc.[a]	782	21,528

		486,566
THRIFTS & MORTGAGE FINANCE — 0.42%
Astoria Financial Corp.	5,511	74,123
Banc of California Inc.	1,909	20,808
Bank Mutual Corp.	2,675	15,515
BankFinancial Corp.	1,156	12,901
BBX Capital Corp.[a]	413	7,434
Beneficial Mutual Bancorp Inc.[a]	2,270	30,781
Berkshire Hills Bancorp Inc.	1,510	35,062
Brookline Bancorp Inc.	4,107	38,483
Capitol Federal Financial Inc.	8,335	101,354
Charter Financial Corp.	1,330	14,763
Clifton Bancorp Inc.	1,503	19,043
Dime Community Bancshares Inc.	1,751	27,648
ESB Financial Corp.	648	8,385
EverBank Financial Corp.	5,283	106,505
Federal Agricultural Mortgage Corp. Class C NVS	554	17,218
First Defiance Financial Corp.	556	15,957
First Financial Northwest Inc.	929	10,098
Flagstar Bancorp Inc.[a]	1,156	20,924
Fox Chase Bancorp Inc.	664	11,195
Franklin Financial Corp.[a]	781	16,948
Home Loan Servicing Solutions Ltd.[b]	4,208	95,648
HomeStreet Inc.	777	14,273
Hudson City Bancorp Inc.	30,794	302,705
Kearny Financial Corp.[a,b]	975	14,762
Ladder Capital Corp. Class Aa	891	16,100
Meta Financial Group Inc.	314	12,560
MGIC Investment Corp.[a]	11,461	105,900
NASB Financial Inc.[b]	256	6,054
Nationstar Mortgage Holdings Inc.[a]	93	3,376
New York Community Bancorp Inc.	25,781	411,980
NMI Holdings Inc. Class Aa	2,901	30,461
Northfield Bancorp Inc	3,269	42,857
Northwest Bancshares Inc.	5,565	75,517
OceanFirst Financial Corp.	837	13,861
Oritani Financial Corp.	2,650	40,784

Security	Shares	Value

PennyMac Financial Services Inc. Class Aa,c	726	$11,028
People’s United Financial Inc.	18,076	274,213
Provident Financial Services Inc.	3,383	58,594
Radian Group Inc.	8,856	131,157
Stonegate Mortgage Corp.[a]	479	6,682
Territorial Bancorp Inc.	580	12,110
TFS Financial Corp.[a]	4,509	64,298
Tree.com Inc.[a]	214	6,236
TrustCo Bank Corp. NY	5,282	35,284
United Community Financial Corp.[a]	2,308	9,532
United Financial Bancorp Inc.	3,097	41,964
Walker & Dunlop Inc.[a]	960	13,546
Washington Federal Inc.	6,035	135,365
Waterstone Financial Inc.	1,961	22,375
WSFS Financial Corp.	566	41,697

		2,656,064
TOBACCO — 0.60%
Alliance One International Inc.[a]	4,914	12,285
Altria Group Inc.	6,236	261,538
Philip Morris International Inc.	37,828	3,189,279
Reynolds American Inc.	4,474	270,006
Universal Corp.	1,276	70,626
Vector Group Ltd.	1,215	25,126

		3,828,860
TRADING COMPANIES & DISTRIBUTORS — 0.21%
Aceto Corp.	1,155	20,952
Air Lease Corp.	5,543	213,849
Aircastle Ltd.	2,855	50,733
Applied Industrial Technologies Inc.	1,540	78,124
Beacon Roofing Supply Inc.[a]	2,234	73,990
CAI International Inc.[a]	1,057	23,265
GATX Corp.	2,751	184,152
Houston Wire & Cable Co.	660	8,191
Kaman Corp.	762	32,560
MRC Global Inc.[a]	3,231	91,405
NOW Inc.[a,b]	5,716	206,976
Rush Enterprises Inc. Class Aa,b	328	11,372
TAL International Group Inc.	1,288	57,136
Textainer Group Holdings Ltd.	834	32,209
Titan Machinery Inc.[a,b]	994	16,361
WESCO International Inc.[a,b]	2,576	222,515

		1,323,790
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	2,538	50,658

		50,658
WATER UTILITIES — 0.16%
American States Water Co.	2,098	69,716
American Water Works Co. Inc.	10,549	521,648
Aqua America Inc.	10,293	269,882
Artesian Resources Corp. Class A	467	10,498
California Water Service Group	2,783	67,349
Connecticut Water Service Inc.	639	21,643
Middlesex Water Co.	877	18,575
SJW Corp.	753	20,482
York Water Co. (The)	182	3,789

		1,003,582

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Boingo Wireless Inc.[a]	1,076	$7,349
Leap Wireless International Inc.	2,472	6,229
NTELOS Holdings Corp.	699	8,710
Shenandoah Telecommunications Co.	132	4,021
Sprint Corp.[a]	42,366	361,382
T-Mobile US Inc.[a]	15,449	519,395
Telephone & Data Systems Inc.	5,013	130,889
United States Cellular Corp.[a]	760	31,008
USA Mobility Inc.	1,552	23,901

		1,092,884

TOTAL COMMON STOCKS (Cost: $572,000,564)		634,090,091

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.53%

MONEY MARKET FUNDS — 1.53%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[c,e,f]	8,271,535	8,271,535
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,e,f]	508,517	508,517
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,e]	976,347	976,347

		9,756,399

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,756,399)		9,756,399

TOTAL INVESTMENTS IN SECURITIES — 101.24% (Cost: $581,756,963)		643,846,490
Other Assets, Less Liabilities — (1.24)%		(7,891,513)

NET ASSETS — 100.00%		$635,954,977

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 95.19%

BRAZIL — 21.70%
CCR SA	1,308,200	$10,683,544
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	247,938	2,657,896
Ultrapar Participacoes SA SP ADR	446,462	10,536,503

		23,877,943
CHILE — 7.70%
Empresa Nacional de Electricidad SA SP ADR	80,600	3,643,120
Enersis SA SP ADR	286,998	4,835,916

		8,479,036
CHINA — 35.39%
Anton Oilfield Services Group[a]	992,000	675,809
Beijing Capital International Airport Co. Ltd. Class H	2,232,000	1,534,971
Beijing Enterprises Water Group Ltd.	2,852,000	1,906,154
China Gas Holdings Ltd.	1,860,000	3,859,026
China Longyuan Power Group Corp. Ltd. Class H	2,170,000	2,354,694
China Merchants Holdings (International) Co. Ltd.	1,736,000	5,420,555
China Oilfield Services Ltd. Class H	1,984,000	4,771,624
China Resources Gas Group Ltd.	620,000	1,951,912
China Resources Power Holdings Co. Ltd.	1,240,000	3,519,841
China Suntien Green Energy Corp. Ltd. Class H	1,364,000	443,500
COSCO Pacific Ltd.	2,604,000	3,608,477
Huaneng Power International Inc. Class H SP ADR	62,620	2,832,929
Jiangsu Expressway Co. Ltd. Class H	1,860,000	2,200,700
Shenzhen International Holdings Ltd.[a]	1,302,499	1,603,262
Zhejiang Expressway Co. Ltd. Class H	2,232,000	2,260,698

		38,944,152
MALAYSIA — 5.90%
Tenaga Nasional Bhd	1,711,200	6,490,942

		6,490,942
MEXICO — 8.16%
Grupo Aeroportuario del Centro Norte SAB de CV SP ADR[b]	27,838	898,054
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	61,132	4,133,746
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	31,062	3,945,495

		8,977,295
PHILIPPINES — 2.74%
International Container Terminal Services Inc.	1,187,300	3,019,251

		3,019,251
RUSSIA — 3.59%
Eurasia Drilling Co. Ltd. SP GDR[c]	58,359	1,838,309
RusHydro OJSC SP ADR	726,014	1,390,317
TMK OAO SP GDR[c]	73,966	717,470

		3,946,096

Security	Shares	Value

SOUTH KOREA — 6.39%
Korea Electric Power Corp. SP ADR	381,982	$7,028,469

		7,028,469
THAILAND — 3.62%
Airports of Thailand PCL NVDR	651,000	3,981,621

		3,981,621

TOTAL COMMON STOCKS (Cost: $88,356,189)		104,744,805

PREFERRED STOCKS — 3.85%

BRAZIL — 3.85%
Companhia Energetica de Minas Gerais SP ADR	530,596	4,239,462

TOTAL PREFERRED STOCKS (Cost: $4,957,131)		4,239,462

SHORT-TERM INVESTMENTS — 2.00%

MONEY MARKET FUNDS — 2.00%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[d,e,f]	697,037	697,037
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[d,e,f]	42,852	42,852
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	1,464,370	1,464,370

		2,204,259

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,204,259)		2,204,259

TOTAL INVESTMENTS IN SECURITIES — 101.04% (Cost: $95,517,579)		111,188,526
Other Assets, Less Liabilities — (1.04)%		(1,145,740)

NET ASSETS — 100.00%		$110,042,786

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® EUROPE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.80%

AUSTRIA — 0.24%
Erste Group Bank AG	123,000	$3,977,737
OMV AG	58,500	2,643,146
Voestalpine AG	44,250	2,105,628

		8,726,511
BELGIUM — 1.86%
Ageas	93,000	3,709,788
Anheuser-Busch InBev NV	327,750	37,649,203
Belgacom SA	58,500	1,941,109
Colruyt SA	27,750	1,409,575
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	42,000	2,841,288
Groupe Bruxelles Lambert SA	33,750	3,506,788
KBC Groep NVa	105,750	5,755,309
Solvay SA	24,750	4,259,529
UCB SA	51,000	4,317,383
Umicore SA	46,500	2,160,170

		67,550,142
DENMARK — 2.08%
A.P. Moeller-Maersk A/S Class B	2,815	6,994,592
Carlsberg A/S Class B	42,750	4,604,583
Coloplast A/S Class B	49,500	4,476,199
Danske Bank A/S	317,250	8,966,572
DSV A/S	72,750	2,371,469
Novo Nordisk A/S Class B	843,000	38,796,702
Novozymes A/S Class B	98,250	4,927,656
Vestas Wind Systems A/Sa	91,500	4,616,001

		75,753,774
FINLAND — 1.28%
Fortum OYJ	180,000	4,832,827
Kone OYJ Class B	165,000	6,885,731
Metso OYJ	54,750	2,074,170
Nokia OYJ	1,527,000	11,561,530
Nokian Renkaat OYJ	54,000	2,107,122
Sampo OYJ Class A	195,750	9,903,013
Stora Enso OYJ Class R	231,000	2,248,706
UPM-Kymmene OYJ	216,000	3,690,791
Wartsila OYJ Abp	62,250	3,087,016

		46,390,906
FRANCE — 15.18%
Accor SA	74,250	3,862,041
Airbus Group NV	207,750	13,920,541
Alcatel-Lucent[a,b]	1,150,500	4,108,141
ALSTOM	89,250	3,253,486
ArcelorMittal	389,250	5,771,759
Arkema SA	26,250	2,554,629
AXA SA	761,250	18,192,747
BNP Paribas SA	427,500	28,999,271
Bouygues SA	75,000	3,120,636
Cap Gemini SA	65,250	4,654,461

Security	Shares	Value

Carrefour SA	258,000	$9,516,307
Casino Guichard-Perrachon SA	23,250	3,082,365
Christian Dior SA	22,500	4,476,095
Compagnie de Saint-Gobain	187,500	10,577,970
Compagnie Generale des Etablissements Michelin Class B	76,500	9,139,612
Credit Agricole SA	451,500	6,367,165
Danone SA	246,750	18,324,324
Dassault Systemes SA	27,000	3,473,425
Edenred SA	82,500	2,501,386
Electricite de France SA	123,000	3,873,326
Essilor International SA	88,500	9,384,601
GDF Suez	623,250	17,156,057
Hermes International SCA	3,750	1,383,697
Kering	30,750	6,742,535
L’Air Liquide SA	139,500	18,832,252
L’Oreal SA	101,250	17,446,141
Lafarge SA	76,500	6,640,516
Lagardere SCA	49,500	1,611,979
Legrand SA	108,000	6,607,492
LVMH Moet Hennessy Louis Vuitton SA	111,750	21,542,759
Orange	942,000	14,864,249
Pernod Ricard SA	82,500	9,906,145
PSA Peugeot Citroen SAa,b	185,998	2,749,046
Publicis Groupe SA	74,250	6,296,784
Renault SA	84,750	7,661,823
Safran SA	132,750	8,690,601
Sanofi	495,000	52,578,247
Schneider Electric SE	235,500	22,167,399
SES SA Class A FDR	183,750	6,968,804
Societe Generale	326,250	17,087,946
Sodexo	39,750	4,274,984
STMicroelectronics NV	265,500	2,381,220
Suez Environnement SA	124,500	2,383,020
Technip SA	44,250	4,840,128
Thales SA	39,750	2,404,168
Total SA	966,000	69,806,785
Unibail-Rodamco SE	39,750	11,562,320
Valeo SA	33,000	4,431,898
Vallourec SA	48,000	2,149,347
Veolia Environnement	195,000	3,715,087
Vinci SA	213,000	15,922,944
Vivendi SA	519,000	12,698,226

		552,658,887
GERMANY — 12.44%
Adidas AG	84,750	8,583,145
Allianz SE Registered	186,000	30,992,360
BASF SE	374,250	43,569,755
Bayer AG Registered	337,500	47,664,401
Bayerische Motoren Werke AG	129,750	16,453,688
Beiersdorf AG	39,750	3,846,125
Brenntag AG	21,000	3,752,156
Commerzbank AGa	386,250	6,071,018
Continental AG	40,500	9,379,467
Daimler AG Registered	405,750	37,998,439
Deutsche Bank AG Registered	530,241	18,654,047
Deutsche Boerse AG	78,750	6,111,271
Deutsche Lufthansa AG Registered[a]	96,000	2,060,955
Deutsche Post AG Registered	369,000	13,342,767
Deutsche Telekom AG Registered	1,234,500	21,634,765
E.ON SE	819,750	16,925,203
Fresenius Medical Care AG & Co. KGaA	87,000	5,847,408

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2014

Security	Shares	Value

Fresenius SE & Co. KGaA	53,250	$7,939,600
GEA Group AG	72,750	3,444,365
HeidelbergCement AG	57,000	4,864,331
Infineon Technologies AG	460,500	5,755,777
K+S AG Registered	70,500	2,318,050
Lanxess AG	37,500	2,530,960
Linde AG	75,750	16,106,650
MAN SE	13,500	1,668,138
Merck KGaA	54,000	4,686,684
METRO AGa	57,750	2,516,748
Muenchener Rueckversicherungs-Gesellschaft AG Registered	63,000	13,964,922
Osram Licht AGa	34,500	1,739,926
QIAGEN NVa	98,250	2,380,987
RWE AG	201,000	8,631,623
SAP AG	384,750	29,710,425
Siemens AG Registered	323,250	42,686,632
ThyssenKrupp AGa	173,250	5,050,101
Volkswagen AG	15,000	3,877,434

		452,760,323
GREECE — 0.11%
National Bank of Greece SAa	626,250	2,289,339
National Bank of Greece SA SP ADR[a,b]	42	155
OPAP SA	88,070	1,567,554

		3,857,048
IRELAND — 0.51%
Bank of Ireland[a]	11,463,750	3,876,813
CRH PLC	306,000	7,851,310
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	3
Kerry Group PLC Class A	60,750	4,562,197
Ryanair Holdings PLC SP ADR[a]	42,000	2,343,600

		18,633,923
ITALY — 4.04%
Assicurazioni Generali SpA	554,250	12,149,213
Atlantia SpA	153,000	4,361,374
Banca Monte dei Paschi di Siena SpA[a,b]	1,866,759	3,616,561
Banco Popolare SCa	149,250	2,458,279
CNH Industrial NVa	381,750	3,920,049
Enel SpA	2,666,250	15,529,214
Eni SpA	1,097,250	30,015,957
Fiat SpA[a]	359,250	3,546,363
Finmeccanica SpA[a]	162,000	1,540,417
Intesa Sanpaolo SpA	5,717,250	17,659,459
Luxottica Group SpA	56,250	3,255,412
Mediaset SpA[a]	288,750	1,407,418
Mediobanca SpA[a]	249,750	2,489,362
Pirelli & C. SpA	131,250	2,106,095
Saipem SpA[a]	103,500	2,791,629
Snam SpA	869,250	5,236,589
Telecom Italia SpA[a]	4,003,500	5,070,289
Tenaris SA	193,500	4,556,806
Terna SpA	606,000	3,196,024
UniCredit SpA	2,259,750	18,919,427
Unione di Banche Italiane SpA	373,500	3,231,907

		147,057,844

Security	Shares	Value

NETHERLANDS — 3.82%
AEGON NV	774,750	$6,761,215
Akzo Nobel NV	99,000	7,421,137
ASML Holding NV	182,250	16,970,375
Gemalto NVb	33,000	3,420,274
Heineken NV	87,000	6,245,256
ING Groep NV CVA[a]	1,561,500	21,935,143
Koninklijke Ahold NV	398,250	7,475,571
Koninklijke DSM NV	74,250	5,407,264
Koninklijke KPN NVa	1,308,000	4,765,448
Koninklijke Philips NV	389,250	12,350,925
PostNL NVa	183,000	864,413
Randstad Holding NV	51,750	2,805,091
Reed Elsevier NV	297,750	6,828,381
TNT Express NV	187,500	1,696,891
Unilever NV CVA	699,000	30,582,088
Wolters Kluwer NV	123,750	3,663,127

		139,192,599
NORWAY — 1.20%
DNB ASA	372,000	6,801,884
Norsk Hydro ASA	552,750	2,957,284
Orkla ASA	326,250	2,905,589
Seadrill Ltd.[b]	144,750	5,739,236
Statoil ASA	429,000	13,171,390
Subsea 7 SA	114,750	2,139,302
Telenor ASA	282,750	6,437,132
Yara International ASA	72,750	3,643,250

		43,795,067
PORTUGAL — 0.24%
Banco Espirito Santo SA Registered[a]	1,296,000	1,068,200
Energias de Portugal SA	1,028,250	5,158,285
Galp Energia SGPS SA Class B	89,250	1,634,991
Portugal Telecom SGPS SA Registered	273,000	1,000,230

		8,861,706
SPAIN — 5.63%
Abertis Infraestructuras SA	169,500	3,899,953
Acciona SAb	12,000	1,073,195
Actividades de Construcciones y Servicios SA	75,750	3,464,019
Amadeus IT Holding SA Class A	176,250	7,268,340
Banco Bilbao Vizcaya Argentaria SA	2,432,250	31,000,048
Banco de Sabadell SA	1,590,000	5,424,957
Banco Popular Espanol SA	765,750	5,116,323
Banco Santander SA	4,931,250	51,514,879
CaixaBank SA	907,500	5,599,965
Distribuidora Internacional de Alimentacion SA	260,250	2,395,905
Enagas SA	76,664	2,466,667
Ferrovial SA	185,250	4,125,375
Gas Natural SDG SA	147,000	4,642,179
Iberdrola SA	2,288,250	17,491,305
Industria de Diseno Textil SA	92,250	14,196,582
International Consolidated Airlines Group SA London[a]	342,750	2,171,318
Red Electrica Corporacion SA	44,096	4,032,987
Repsol SA	401,962	10,599,671
Telefonica SA	1,663,500	28,515,321

		204,998,989

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2014

Security	Shares	Value

SWEDEN — 4.52%
Alfa Laval AB	126,750	$3,264,803
Assa Abloy AB Class B	135,750	6,903,902
Atlas Copco AB Class A	259,500	7,495,412
Atlas Copco AB Class B	162,750	4,345,453
Boliden AB	112,500	1,631,459
Electrolux AB Class B	94,500	2,388,880
Hennes & Mauritz AB Class B	383,250	16,739,438
Hexagon AB Class B	105,000	3,383,069
Holmen AB Class B	20,250	723,631
Investment AB Kinnevik Class B	96,750	4,121,609
Investor AB Class B	184,500	6,918,733
Millicom International Cellular SA SDR[b]	26,250	2,403,015
Nordea Bank AB	1,302,000	18,365,321
Sandvik AB	450,000	6,145,527
Securitas AB Class B	126,000	1,493,639
Skandinaviska Enskilda Banken AB Class A	702,000	9,377,011
Skanska AB Class B	159,750	3,644,069
SKF AB Class B	154,500	3,940,295
SSAB AB Class Aa,b	75,000	697,233
Svenska Cellulosa AB Class B	251,250	6,543,057
Svenska Handelsbanken AB Class A	200,250	9,797,808
Swedbank AB Class A	378,750	10,039,040
Swedish Match AB	83,250	2,889,003
Tele2 AB Class B	121,500	1,430,299
Telefonaktiebolaget LM Ericsson Class B	1,237,500	14,947,329
TeliaSonera AB	891,000	6,505,226
Volvo AB Class B	615,750	8,478,208

		164,612,469
SWITZERLAND — 13.31%
ABB Ltd. Registered	873,000	20,102,233
Actelion Ltd. Registered	43,500	5,503,721
Adecco SA Registered	63,000	5,186,062
Baloise Holding AG Registered	20,250	2,386,248
Clariant AG Registered	116,250	2,275,710
Compagnie Financiere Richemont SA Class A Bearer	213,000	22,349,628
Credit Suisse Group AG Registered	572,250	16,364,750
GAM Holding AG	63,750	1,214,902
Geberit AG Registered	15,750	5,528,840
Givaudan SA Registered	3,000	5,003,383
Holcim Ltd. Registered	93,000	8,174,729
Julius Baer Group Ltd.	91,500	3,772,260
Kuehne & Nagel International AG Registered	22,500	2,993,911
Lonza Group AG Registered	21,750	2,366,796
Nestle SA Registered	1,314,750	101,853,095
Nobel Biocare Holding AG Registered	51,000	759,134
Novartis AG Registered	1,103,250	99,899,611
Roche Holding AG Genusschein	287,250	85,676,167
SGS SA Registered	2,250	5,391,576
Swatch Group AG (The) Bearer	12,750	7,699,171
Swiss Life Holding AG Registered	12,000	2,845,738
Swiss Re AG	138,750	12,344,807
Swisscom AG Registered	9,000	5,231,732
Syngenta AG Registered	38,250	14,246,702
UBS AG Registered	1,468,500	26,942,372
Zurich Insurance Group AG	60,750	18,311,316

		484,424,594

Security	Shares	Value

UNITED KINGDOM — 32.34%
3i Group PLC	398,250	$2,736,727
Aberdeen Asset Management PLC	396,750	3,079,178
Aggreko PLC	105,000	2,962,313
AMEC PLC	124,500	2,586,446
Anglo American PLC	567,000	13,863,626
Antofagasta PLC	156,000	2,035,199
ARM Holdings PLC	573,750	8,642,837
Associated British Foods PLC	145,500	7,585,394
AstraZeneca PLC	509,250	37,794,494
Aviva PLC	1,192,500	10,409,068
Babcock International Group PLC	204,750	4,068,064
BAE Systems PLC	1,306,500	9,670,629
Barclays PLC	6,171,000	22,453,544
BG Group PLC	1,387,500	29,299,330
BHP Billiton PLC	861,000	27,816,839
BP PLC	7,624,500	67,126,189
British American Tobacco PLC	768,750	45,716,444
British Land Co. PLC	415,500	4,990,857
British Sky Broadcasting Group PLC	390,750	6,039,836
BT Group PLC	3,213,750	21,150,359
Bunzl PLC	135,750	3,764,856
Burberry Group PLC	180,000	4,564,271
Cairn Energy PLC[a]	242,250	828,422
Capita PLC	273,000	5,344,731
Carnival PLC	87,750	3,312,866
Centrica PLC	2,098,500	11,216,457
Cobham PLC	449,250	2,398,931
Compass Group PLC	729,000	12,676,700
Daily Mail & General Trust PLC Class A NVS	114,000	1,621,757
Diageo PLC	1,022,250	32,615,684
Drax Group PLC	168,000	1,839,866
easyJet PLC	87,750	2,048,036
Experian PLC	420,000	7,095,189
FirstGroup PLC[a]	496,500	1,074,758
Friends Life Group Ltd.	579,750	3,125,521
G4S PLC	636,000	2,775,208
GKN PLC	675,750	4,195,368
GlaxoSmithKline PLC	1,985,250	53,089,629
Glencore PLC	4,509,000	25,098,957
Hammerson PLC	292,500	2,900,759
Hays PLC	570,750	1,425,784
HSBC Holdings PLC	7,774,500	78,815,503
IMI PLC	108,000	2,745,949
Imperial Tobacco Group PLC	392,250	17,639,100
InterContinental Hotels Group PLC	111,000	4,594,894
Intertek Group PLC	65,250	3,066,994
ITV PLC	1,521,750	4,636,697
J Sainsbury PLC	531,750	2,868,564
Johnson Matthey PLC	84,000	4,452,447
Kingfisher PLC	962,250	5,906,635
Ladbrokes PLC	389,250	933,779
Land Securities Group PLC	318,000	5,633,063
Legal & General Group PLC	2,415,750	9,310,299
Lloyds Banking Group PLC[a]	21,531,750	27,335,909
London Stock Exchange Group PLC	71,250	2,445,063
Lonmin PLC[a]	172,500	699,619
Man Group PLC	723,750	1,301,853
Marks & Spencer Group PLC	653,250	4,749,309
National Grid PLC	1,588,500	22,815,198
Next PLC	63,000	6,974,901
Old Mutual PLC	1,891,500	6,393,972

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2014

Security	Shares	Value

Pearson PLC	333,000	$6,570,642
Persimmon PLC	123,000	2,677,264
Petrofac Ltd.	105,000	2,159,796
Provident Financial PLC	57,002	2,226,096
Prudential PLC	1,043,250	23,920,756
Randgold Resources Ltd.	38,250	3,187,026
Reckitt Benckiser Group PLC	267,000	23,283,012
Reed Elsevier PLC	474,750	7,630,457
Rentokil Initial PLC	750,000	1,428,579
Rexam PLC	286,500	2,620,814
Rio Tinto PLC	505,500	26,867,655
Rolls-Royce Holdings PLC	763,500	13,955,470
Royal Bank of Scotland Group PLC[a]	504,750	2,834,244
Royal Dutch Shell PLC Class A	1,587,000	65,626,728
Royal Dutch Shell PLC Class B	1,002,000	43,559,854
RSA Insurance Group PLC	414,750	3,367,091
SABMiller PLC	395,250	22,896,706
Sage Group PLC (The)	457,500	3,004,645
Schroders PLC	45,000	1,928,197
SEGRO PLC	306,750	1,810,561
Serco Group PLC	225,000	1,406,137
Severn Trent PLC	100,500	3,319,945
Shire PLC	243,750	19,046,648
Smith & Nephew PLC	376,500	6,688,647
Smiths Group PLC	159,750	3,542,734
SSE PLC	397,500	10,650,350
Standard Chartered PLC	800,250	16,337,581
Standard Life PLC	961,500	6,150,278
Tate & Lyle PLC	192,750	2,255,930
Tesco PLC	3,273,750	15,908,430
Travis Perkins PLC	99,750	2,793,731
Tullow Oil PLC	371,250	5,417,859
UBM PLC	99,750	1,135,060
Unilever PLC	492,000	22,301,422
United Utilities Group PLC	288,000	4,343,290
Vodafone Group PLC	10,797,000	35,999,415
Weir Group PLC (The)	87,000	3,895,942
Whitbread PLC	73,500	5,540,962
William Hill PLC	352,500	1,976,927
Wm Morrison Supermarkets PLC	948,750	2,975,150
Wolseley PLC	107,250	5,873,703
WPP PLC	543,000	11,828,427

		1,177,305,032

TOTAL COMMON STOCKS
(Cost: $3,305,723,390)		3,596,579,814

PREFERRED STOCKS — 0.85%

GERMANY — 0.85%
Henkel AG & Co. KGaA	72,750	8,409,708
Porsche Automobil Holding SE	62,250	6,485,121
Volkswagen AG	60,750	15,953,134

TOTAL PREFERRED STOCKS
(Cost: $26,073,276)		30,847,963

Security	Shares	Value

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAa	352,500	$239,865

		239,865

TOTAL RIGHTS
(Cost: $233,056)		239,865

SHORT-TERM INVESTMENTS — 3.10%

MONEY MARKET FUNDS — 3.10%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[d,e,f]	12,482,013	12,482,013
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[d,e,f]	767,368	767,368
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	99,669,529	99,669,529

		112,918,910

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,918,910)		112,918,910

TOTAL INVESTMENTS IN SECURITIES — 102.76%
(Cost: $3,444,948,632)		3,740,586,552
Other Assets, Less Liabilities — (2.76)%		(100,312,362)

NET ASSETS — 100.00%		$3,640,274,190

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL 100 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.56%

AUSTRALIA — 1.28%
BHP Billiton Ltd.	535,856	$18,157,066
Scentre Group[a]	403,936	1,220,016
Westfield Corp.	325,708	2,198,050

		21,575,132
FRANCE — 6.89%
AXA SA	313,296	7,487,310
Carrefour SA	104,860	3,867,752
Compagnie de Saint-Gobain	77,468	4,370,422
GDF Suez	251,664	6,927,496
L’Oreal SA	41,516	7,153,521
LVMH Moet Hennessy Louis Vuitton SA	45,796	8,828,386
Orange	382,632	6,037,725
Sanofi	201,588	21,412,412
Schneider Electric SE	96,300	9,064,631
Societe Generale	133,964	7,016,612
Total SA	394,616	28,516,433
Vivendi SA	210,576	5,152,103

		115,834,803
GERMANY — 6.96%
Allianz SE Registered	75,756	12,622,888
BASF SE	153,652	17,887,989
Bayer AG Registered	137,816	19,463,458
Daimler AG Registered	166,492	15,591,956
Deutsche Bank AG Registered	218,280	7,679,160
Deutsche Telekom AG Registered	502,472	8,805,884
E.ON SE	331,700	6,848,539
Muenchener Rueckversicherungs-Gesellschaft AG Registered	25,680	5,692,368
RWE AG	80,892	3,473,777
Siemens AG Registered	132,252	17,464,478
Volkswagen AG	5,992	1,548,906

		117,079,403
JAPAN — 4.20%
Bridgestone Corp.	113,500	3,971,744
Canon Inc.	185,850	6,046,706
Honda Motor Co. Ltd.	299,600	10,460,344
Nissan Motor Co. Ltd.	428,000	4,060,096
Panasonic Corp.	385,200	4,692,136
Seven & I Holdings Co. Ltd.	132,420	5,578,881
Sony Corp.	171,200	2,842,490
Toshiba Corp.	721,300	3,367,799
Toyota Motor Corp.	493,200	29,619,750

		70,639,946
NETHERLANDS — 1.75%
AEGON NV	322,284	2,812,561
ING Groep NV CVA[a]	643,712	9,042,533
Koninklijke Philips NV	159,216	5,051,933

Security	Shares	Value

Unilever NV CVA	284,620	$12,452,466

		29,359,493
SOUTH KOREA — 1.53%
Samsung Electronics Co. Ltd. SP GDR[b]	39,804	25,713,384

		25,713,384
SPAIN — 2.93%
Banco Bilbao Vizcaya Argentaria SA	986,968	12,579,322
Banco Santander SA	2,000,044	20,893,693
Repsol SA	160,398	4,229,669
Telefonica SA	672,816	11,533,252

		49,235,936
SWEDEN — 0.36%
Telefonaktiebolaget LM Ericsson Class B	508,036	6,136,389

		6,136,389
SWITZERLAND — 6.73%
ABB Ltd. Registered	356,524	8,209,540
Credit Suisse Group AG Registered	233,260	6,670,584
Nestle SA Registered	536,284	41,545,682
Novartis AG Registered	449,828	40,732,057
Swiss Re AG	56,496	5,026,538
UBS AG Registered	599,200	10,993,442

		113,177,843
UNITED KINGDOM — 13.37%
Anglo American PLC	233,260	5,703,403
AstraZeneca PLC	207,580	15,405,755
Aviva PLC	486,208	4,244,002
Barclays PLC	2,519,208	9,166,286
BP PLC	3,113,272	27,409,284
Diageo PLC	417,300	13,314,282
GlaxoSmithKline PLC	810,204	21,666,505
HSBC Holdings PLC	3,171,908	32,155,833
National Grid PLC	641,144	9,208,579
Prudential PLC	425,860	9,764,575
Rio Tinto PLC	206,296	10,964,767
Royal Dutch Shell PLC Class A	647,136	26,760,818
Royal Dutch Shell PLC Class B	408,740	17,769,117
Standard Chartered PLC	326,136	6,658,261
Vodafone Group PLC	4,407,544	14,695,657

		224,887,124
UNITED STATES — 53.56%
3M Co.	103,576	14,836,226
Apple Inc.	1,004,088	93,309,898
Bristol-Myers Squibb Co.	276,488	13,412,433
Caterpillar Inc.	104,004	11,302,115
Chevron Corp.	316,720	41,347,796
Citigroup Inc.	506,324	23,847,860
Coca-Cola Co. (The)	627,876	26,596,827
Colgate-Palmolive Co.	143,808	9,804,829
Dow Chemical Co. (The)	200,732	10,329,669
E.I. du Pont de Nemours and Co.	152,368	9,970,962
EMC Corp.	341,544	8,996,269
Exxon Mobil Corp.	714,332	71,918,946

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

June 30, 2014

Security	Shares	Value

Ford Motor Co.	657,836	$11,341,093
General Electric Co.	1,670,056	43,889,072
Goldman Sachs Group Inc. (The)	69,336	11,609,620
Google Inc. Class Aa	47,080	27,526,264
Google Inc. Class Ca	47,508	27,330,402
Hewlett-Packard Co.	311,156	10,479,734
Intel Corp.	830,320	25,656,888
International Business Machines Corp.	158,360	28,705,917
J.P. Morgan Chase & Co.	630,444	36,326,183
Johnson & Johnson	470,372	49,210,319
Kimberly-Clark Corp.	62,488	6,949,915
Marsh & McLennan Companies Inc.	90,736	4,701,940
McDonald’s Corp.	164,352	16,556,820
Merck & Co. Inc.	486,208	28,127,133
Microsoft Corp.	1,251,472	52,186,382
Morgan Stanley	234,116	7,568,970
Nike Inc. Class B	122,836	9,525,932
PepsiCo Inc.	252,092	22,521,899
Pfizer Inc.	1,060,584	31,478,133
Philip Morris International Inc.	261,508	22,047,739
Procter & Gamble Co. (The)	449,828	35,351,983
Texas Instruments Inc.	181,044	8,652,093
Twenty-First Century Fox Inc. Class A	318,432	11,192,885
United Technologies Corp.	140,384	16,207,333
Wal-Mart Stores Inc.	267,928	20,113,355

		900,931,834

TOTAL COMMON STOCKS
(Cost: $1,436,694,684)		1,674,571,287

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAa	153,463	104,426

		104,426

TOTAL RIGHTS
(Cost: $101,462)		104,426

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	43,609,543	43,609,543

		43,609,543

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,609,543)		43,609,543

TOTAL INVESTMENTS IN SECURITIES — 102.16%
(Cost: $1,480,405,689)		1,718,285,256
Other Assets, Less Liabilities — (2.16)%		(36,363,621)

NET ASSETS — 100.00%		$1,681,921,635

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

88

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 91.23%

AUSTRIA — 2.55%
Verbund AGa	87,080	$1,686,446

		1,686,446
CANADA — 2.32%
Canadian Solar Inc.[b]	48,944	1,529,989

		1,529,989
CHINA — 28.44%
China Everbright International Ltd.[a]	2,297,000	3,283,821
China Longyuan Power Group Corp. Ltd. Class H	3,059,000	3,319,359
China Singyes Solar Technologies Holdings Ltd.	570,000	960,499
Dongfang Electric Corp. Ltd. Class H	452,200	777,165
GCL-Poly Energy Holdings Ltd.[a,b]	8,792,000	2,938,097
Hanergy Solar Group Ltd.[a,b]	19,286,000	2,961,201
Huaneng Renewables Corp. Class H	4,116,000	1,359,546
Shunfeng Photovoltaic International Ltd.[b]	1,068,000	1,394,538
Trina Solar Ltd. SP ADR[a,b]	97,888	1,255,903
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	147,280	550,827

		18,800,956
DENMARK — 5.51%
Vestas Wind Systems A/Sb	72,184	3,641,546

		3,641,546
GERMANY — 2.69%
Nordex SEb	80,024	1,778,238

		1,778,238
HONG KONG — 0.91%
Xinyi Solar Holdings Ltd.[a]	2,352,000	603,906

		603,906
ITALY — 4.66%
Enel Green Power SpA	1,088,920	3,083,171

		3,083,171
JAPAN — 5.33%
Electric Power Development Co. Ltd.	108,400	3,520,419

		3,520,419
NEW ZEALAND — 2.63%
Mighty River Power Ltd.	887,320	1,740,241

		1,740,241

Security	Shares	Value

NORWAY — 2.27%
REC Silicon ASA[a,b]	2,595,936	$1,500,120

		1,500,120
PORTUGAL — 2.98%
EDP Renovaveis SA	264,768	1,971,314

		1,971,314
SPAIN — 5.08%
Gamesa Corporacion Tecnologica SAb	268,968	3,358,141

		3,358,141
UNITED STATES — 25.86%
Capstone Turbine Corp.[a,b]	409,472	618,303
Covanta Holding Corp.	167,440	3,450,938
First Solar Inc.[a,b]	41,160	2,924,829
GT Advanced Technologies Inc.[a,b]	177,688	3,304,997
Solarcity Corp.[a,b]	53,592	3,783,595
Solazyme Inc.[a,b]	71,456	841,752
SunPower Corp.[a,b]	52,920	2,168,662

		17,093,076

TOTAL COMMON STOCKS (Cost: $46,643,421)		60,307,563

PREFERRED STOCKS — 8.11%

BRAZIL — 8.11%
Companhia Energetica de Minas Gerais SP ADR	414,064	3,308,371
Companhia Paranaense de Energia Class B SP ADR[a]	134,064	2,052,520

		5,360,891

TOTAL PREFERRED STOCKS (Cost: $4,928,427)		5,360,891

SHORT-TERM INVESTMENTS — 39.33%

MONEY MARKET FUNDS — 39.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	23,957,617	23,957,617
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,472,864	1,472,864

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	572,949	$572,949

		26,003,430

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,003,430)		26,003,430

TOTAL INVESTMENTS IN SECURITIES — 138.67% (Cost: $77,575,278)		91,671,884
Other Assets, Less Liabilities — (38.67)%		(25,563,555)

NET ASSETS — 100.00%		$66,108,329

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

90

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.14%

AUSTRALIA — 0.26%
Crown Resorts Ltd.	42,504	$606,575

		606,575
CANADA — 2.04%
Canadian Tire Corp. Ltd. Class A NVS	5,824	559,736
Gildan Activewear Inc.	7,560	446,226
Magna International Inc. Class A	14,840	1,600,265
Shaw Communications Inc. Class B	28,056	720,661
Thomson Reuters Corp.	25,088	915,053
Tim Hortons Inc.	10,248	561,588

		4,803,529
FINLAND — 0.16%
Nokian Renkaat OYJ	9,408	367,107

		367,107
FRANCE — 5.42%
Accor SA	11,816	614,598
Christian Dior SA	3,304	657,289
Compagnie Generale des Etablissements Michelin Class B	12,488	1,491,967
Hermes International SCA	728	268,622
Kering	4,760	1,043,722
Lagardere SCA	6,160	200,602
LVMH Moet Hennessy Louis Vuitton SA	17,752	3,422,166
PSA Peugeot Citroen SAa	29,397	434,487
Publicis Groupe SA	10,472	888,080
Renault SA	13,496	1,220,106
SES SA Class A FDR	29,232	1,108,637
Sodexo	6,216	668,511
Valeo SA	5,488	737,038

		12,755,825
GERMANY — 5.05%
Adidas AG	13,272	1,344,136
Bayerische Motoren Werke AG	21,224	2,691,430
Continental AG	6,328	1,465,513
Daimler AG Registered	63,840	5,978,608
Volkswagen AG	1,624	419,797

		11,899,484
GREECE — 0.11%
OPAP SA	14,952	266,130

		266,130
HONG KONG — 1.93%
Galaxy Entertainment Group Ltd.[b]	168,000	1,343,939
Li & Fung Ltd.[b]	560,000	829,485
Michael Kors Holdings Ltd.[a]	11,424	1,012,738
Sands China Ltd.[b]	179,200	1,353,766

		4,539,928

Security	Shares	Value

ITALY — 0.65%
Fiat SpA[a,b]	59,528	$587,635
Luxottica Group SpA	7,560	437,527
Mediaset SpA[a]	37,968	185,063
Pirelli & C. SpA	20,608	330,685

		1,540,910
JAPAN — 13.69%
Aisin Seiki Co. Ltd.	16,800	668,318
Bridgestone Corp.	44,800	1,567,701
Denso Corp.	33,600	1,603,633
Dentsu Inc.	16,800	684,073
Fast Retailing Co. Ltd.	4,100	1,348,926
Fuji Heavy Industries Ltd.	44,800	1,240,452
Honda Motor Co. Ltd.	117,600	4,105,930
Isuzu Motors Ltd.	112,000	740,733
Nikon Corp.	22,400	352,678
Nissan Motor Co. Ltd.	173,600	1,646,805
Nitori Holdings Co. Ltd.	5,600	306,244
Oriental Land Co. Ltd.	3,800	650,995
Panasonic Corp.	145,600	1,773,559
Sega Sammy Holdings Inc.	11,200	220,341
Sekisui House Ltd.	34,200	468,919
Sharp Corp.[a,b]	112,000	359,311
Sony Corp.	67,200	1,115,744
Suzuki Motor Corp.	28,000	876,995
Toyota Industries Corp.	16,800	867,321
Toyota Motor Corp.	190,400	11,434,713
Yamada Denki Co. Ltd.	61,600	219,511

		32,252,902
MEXICO — 0.48%
Grupo Elektra SAB de CVb	6,440	171,343
Grupo Televisa SAB de CV CPO	140,000	960,564

		1,131,907
NETHERLANDS — 0.65%
Reed Elsevier NV	42,728	979,893
Wolters Kluwer NV	18,760	555,315

		1,535,208
SOUTH KOREA — 1.03%
Hyundai Motor Co. NVS SP GDR[b,c]	21,224	1,579,066
Hyundai Motor Co. SP GDR[d]	7,549	856,145

		2,435,211
SPAIN — 0.94%
Industria de Diseno Textil SA	14,336	2,206,203

		2,206,203
SWEDEN — 1.35%
Electrolux AB Class B	16,912	427,521
Hennes & Mauritz AB Class B	62,776	2,741,905

		3,169,426

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2014

Security	Shares	Value

SWITZERLAND — 1.97%
Compagnie Financiere Richemont SA Class A Bearer	32,994	$3,461,989
Swatch Group AG (The) Bearer	1,960	1,183,559

		4,645,548
UNITED KINGDOM — 6.64%
British Sky Broadcasting Group PLC	65,240	1,008,417
Burberry Group PLC	29,512	748,338
Carnival PLC	14,336	541,234
Compass Group PLC	119,168	2,072,232
Daily Mail & General Trust PLC Class A NVS	17,808	253,336
GKN PLC	124,432	772,531
InterContinental Hotels Group PLC	18,704	774,260
ITV PLC	216,832	660,676
Kingfisher PLC	157,360	965,932
Ladbrokes PLC	65,128	156,237
Marks & Spencer Group PLC	101,976	741,394
Next PLC	10,304	1,140,784
Pearson PLC	54,768	1,080,663
Persimmon PLC	18,704	407,118
Reed Elsevier PLC	72,688	1,168,284
UBM PLC	16,688	189,893
Whitbread PLC	11,368	857,002
William Hill PLC	55,216	309,668
WPP PLC	82,096	1,788,336

		15,636,335
UNITED STATES — 55.77%
Amazon.com Inc.[a]	23,688	7,693,389
AutoNation Inc.[a]	3,696	220,577
AutoZone Inc.[a]	2,184	1,171,148
Bed Bath & Beyond Inc.[a]	14,000	803,320
Best Buy Co. Inc.	17,024	527,914
BorgWarner Inc.	15,232	992,974
Cablevision NY Group Class A	13,328	235,239
CarMax Inc.[a]	13,776	716,490
Carnival Corp.	27,776	1,045,766
CBS Corp. Class B NVS	34,496	2,143,581
Chipotle Mexican Grill Inc.[a]	1,904	1,128,139
Coach Inc.	18,256	624,173
Comcast Corp. Class A	166,152	8,919,039
D.R. Horton Inc.	18,200	447,356
Darden Restaurants Inc.	8,568	396,441
Delphi Automotive PLC	18,816	1,293,412
DIRECTV[a]	30,464	2,589,745
Discovery Communications Inc. Series Aa	14,504	1,077,357
Dollar General Corp.[a]	19,320	1,108,195
Dollar Tree Inc.[a]	14,000	762,440
Expedia Inc.	6,608	520,446
Family Dollar Stores Inc.	6,664	440,757
Ford Motor Co.	255,640	4,407,234
Fossil Group Inc.[a]	3,024	316,068
GameStop Corp. Class A	6,776	274,225
Gannett Co. Inc.	13,048	408,533
Gap Inc. (The)	16,856	700,704
Garmin Ltd.	7,784	474,046
General Motors Co.	84,336	3,061,397

Security	Shares	Value

Genuine Parts Co.	9,408	$826,022
Goodyear Tire & Rubber Co. (The)	18,424	511,819
Graham Holdings Co. Class B	224	160,857
H&R Block Inc.	16,128	540,611
Harley-Davidson Inc.	14,896	1,040,486
Harman International Industries Inc.	4,200	451,206
Hasbro Inc.	7,728	409,970
Home Depot Inc. (The)	87,920	7,118,003
Interpublic Group of Companies Inc. (The)	24,136	470,893
Johnson Controls Inc.	43,176	2,155,778
Kohl’s Corp.	12,824	675,568
L Brands Inc.	15,624	916,504
Leggett & Platt Inc.	8,232	282,193
Lennar Corp. Class A	10,976	460,772
Lowe’s Companies Inc.	64,176	3,079,806
Macy’s Inc.	23,408	1,358,132
Marriott International Inc. Class A	13,944	893,810
Mattel Inc.	22,400	872,928
McDonald’s Corp.	64,176	6,465,090
Mohawk Industries Inc.[a]	3,416	472,569
Netflix Inc.[a]	3,864	1,702,478
Newell Rubbermaid Inc.	18,144	562,283
News Corp. Class A NVS[a]	31,360	562,598
Nike Inc. Class B	47,141	3,655,785
Nordstrom Inc.	9,688	658,106
O’Reilly Automotive Inc.[a,b]	6,776	1,020,466
Omnicom Group Inc.	16,072	1,144,648
PetSmart Inc.	7,000	418,600
Priceline Group Inc/The[a]	3,360	4,042,080
PulteGroup Inc.	21,000	423,360
PVH Corp.	5,040	587,664
Ralph Lauren Corp.	4,032	647,902
Ross Stores Inc.	14,000	925,820
Scripps Networks Interactive Inc. Class A	6,440	522,542
Staples Inc.	42,000	455,280
Starbucks Corp.	47,656	3,687,621
Starwood Hotels & Resorts Worldwide Inc.	12,096	977,599
Target Corp.	41,608	2,411,184
Tiffany & Co.	7,056	707,364
Time Warner Cable Inc.	17,976	2,647,865
Time Warner Inc.	56,616	3,977,274
TJX Companies Inc. (The)	45,248	2,404,931
Tractor Supply Co.	8,249	498,240
TripAdvisor Inc.[a,b]	6,888	748,450
Twenty-First Century Fox Inc. Class A	123,200	4,330,480
Under Armour Inc. Class Aa	10,304	612,985
Urban Outfitters Inc.[a]	7,560	255,982
VF Corp.	21,952	1,382,976
Viacom Inc. Class B NVS	25,648	2,224,451
Walt Disney Co. (The)	102,928	8,825,047
Whirlpool Corp.	4,928	686,076
Wyndham Worldwide Corp.	8,232	623,327
Wynn Resorts Ltd.	4,984	1,034,479
Yum! Brands Inc.	28,504	2,314,525

		131,343,590

TOTAL COMMON STOCKS
(Cost: $201,429,374)		231,135,818

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2014

Security	Shares	Value

PREFERRED STOCKS — 1.63%

GERMANY — 1.63%
Porsche Automobil Holding SE	10,248	$1,067,623
Volkswagen AG	10,584	2,779,390

		3,847,013

TOTAL PREFERRED STOCKS
(Cost: $3,321,216)		3,847,013

SHORT-TERM INVESTMENTS — 3.63%

MONEY MARKET FUNDS — 3.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	5,564,037	5,564,037
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	342,065	342,065
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,639,448	2,639,448

		8,545,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,545,550)		8,545,550

TOTAL INVESTMENTS IN SECURITIES — 103.40%
(Cost: $213,296,140)		243,528,381
Other Assets, Less Liabilities — (3.40)%		(8,003,971)

NET ASSETS — 100.00%		$235,524,410

CPO	— Certificates of Participation (Ordinary)
FDR	— Fiduciary Depositary Receipts
NVS	— Non-Voting Shares
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

93

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.02%

AUSTRALIA — 2.86%
Coca-Cola Amatil Ltd.	107,586	$960,616
Wesfarmers Ltd.	222,122	8,771,753
Woolworths Ltd.	244,362	8,123,182

		17,855,551
BELGIUM — 3.15%
Anheuser-Busch InBev NV	154,151	17,707,589
Colruyt SA	12,371	628,391
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	19,738	1,335,270

		19,671,250
BRAZIL — 1.49%
AMBEV SA SP ADR	886,403	6,240,277
BRF — Brasil Foods SA SP ADR	127,185	3,091,867

		9,332,144
CANADA — 0.83%
George Weston Ltd.	8,896	657,376
Loblaw Companies Ltd.	43,507	1,945,081
Metro Inc. Class A	17,220	1,066,520
Saputo Inc.	24,742	1,485,008

		5,153,985
CHILE — 0.00%
Cencosud SA SP ADR	5	50

		50
CHINA — 0.32%
Want Want China Holdings Ltd.[a]	1,390,000	1,997,923

		1,997,923
DENMARK — 0.35%
Carlsberg A/S Class B	20,572	2,215,801

		2,215,801
FRANCE — 4.40%
Carrefour SA	121,903	4,496,381
Casino Guichard-Perrachon SA	11,120	1,474,232
Danone SA	115,787	8,598,657
L’Oreal SA	47,677	8,215,108
Pernod Ricard SA	38,920	4,673,299

		27,457,677
GERMANY — 0.48%
Beiersdorf AG	18,626	1,802,212
METRO AGb	27,800	1,211,525

		3,013,737

Security	Shares	Value

IRELAND — 0.33%
Kerry Group PLC Class A	27,725	$2,082,089

		2,082,089
JAPAN — 5.69%
AEON Co. Ltd.	154,217	1,896,791
Ajinomoto Co. Inc.	139,000	2,178,885
Asahi Group Holdings Ltd.	92,198	2,894,128
Japan Tobacco Inc.	224,000	8,165,757
Kao Corp.	99,600	3,919,897
Kirin Holdings Co. Ltd.	186,396	2,691,845
Lawson Inc.	14,000	1,050,294
NH Foods Ltd.	37,000	722,797
Nissin Foods Holdings Co. Ltd.	16,400	843,433
Seven & I Holdings Co. Ltd.	154,237	6,498,036
Shiseido Co. Ltd.	76,200	1,389,284
Unicharm Corp.	29,200	1,740,096
Yakult Honsha Co. Ltd.	30,820	1,560,699

		35,551,942
MEXICO — 1.01%
Fomento Economico Mexicano SAB de CV BD Units	375,309	3,517,600
Wal-Mart de Mexico SAB de CV Series V	1,042,510	2,788,491

		6,306,091
NETHERLANDS — 3.34%
Heineken NV	40,866	2,933,547
Koninklijke Ahold NV	188,901	3,545,870
Unilever NV CVA	328,874	14,388,632

		20,868,049
NORWAY — 0.23%
Orkla ASA	157,765	1,405,058

		1,405,058
SOUTH KOREA — 0.20%
KT&G Corp. Class A SP GDR[b,c]	28,532	1,261,916

		1,261,916
SPAIN — 0.17%
Distribuidora Internacional de Alimentacion SA	114,675	1,055,717

		1,055,717
SWEDEN — 0.72%
Svenska Cellulosa AB Class B	119,957	3,123,922
Swedish Match AB	39,615	1,374,750

		4,498,672
SWITZERLAND — 7.68%
Nestle SA Registered	618,967	47,951,097

		47,951,097

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2014

Security	Shares	Value

UNITED KINGDOM — 14.81%
Associated British Foods PLC	68,666	$3,579,785
British American Tobacco PLC	362,095	21,533,263
Diageo PLC	482,330	15,389,115
Imperial Tobacco Group PLC	185,009	8,319,674
J Sainsbury PLC	250,119	1,349,285
Reckitt Benckiser Group PLC	125,795	10,969,613
SABMiller PLC	186,538	10,806,087
Tate & Lyle PLC	89,457	1,046,997
Tesco PLC	1,552,213	7,542,809
Unilever PLC	231,991	10,515,710
Wm Morrison Supermarkets PLC	450,444	1,412,531

		92,464,869
UNITED STATES — 50.96%
Altria Group Inc.	381,833	16,014,076
Archer-Daniels-Midland Co.	125,795	5,548,817
Avon Products Inc.	84,512	1,234,720
Brown-Forman Corp. Class B NVS	31,136	2,932,077
Campbell Soup Co.	34,643	1,586,996
Clorox Co. (The)	24,742	2,261,419
Coca-Cola Co. (The)	725,580	30,735,569
Coca-Cola Enterprises Inc.	45,453	2,171,744
Colgate-Palmolive Co.	166,661	11,362,947
ConAgra Foods Inc.	81,379	2,415,329
Constellation Brands Inc. Class Ab	32,665	2,878,766
Costco Wholesale Corp.	84,234	9,700,387
CVS Caremark Corp.	224,485	16,919,434
Dr Pepper Snapple Group Inc.	37,808	2,214,793
Estee Lauder Companies Inc. (The) Class A	48,372	3,592,105
General Mills Inc.	118,011	6,200,298
Hershey Co. (The)	28,773	2,801,627
Hormel Foods Corp.	25,905	1,278,412
J.M. Smucker Co. (The)	20,025	2,134,064
Kellogg Co.	48,928	3,214,570
Keurig Green Mountain Inc.	24,464	3,048,459
Kimberly-Clark Corp.	72,280	8,038,982
Kraft Foods Group Inc.	114,258	6,849,767
Kroger Co. (The)	97,995	4,843,893
Lorillard Inc.	70,056	4,271,314
McCormick & Co. Inc. NVS	25,020	1,791,182
Mead Johnson Nutrition Co. Class A	39,059	3,639,127
Molson Coors Brewing Co. Class B NVS	30,719	2,278,121
Mondelez International Inc. Class A	325,121	12,227,801
Monster Beverage Corp.[b]	26,271	1,866,029
PepsiCo Inc.	291,066	26,003,836
Philip Morris International Inc.	302,325	25,489,021
Procter & Gamble Co. (The)	519,443	40,823,025
Reynolds American Inc.	59,909	3,615,508
Safeway Inc.	44,619	1,532,217
Sysco Corp.	112,173	4,200,879
Tyson Foods Inc. Class A	52,959	1,988,081
Wal-Mart Stores Inc.	309,414	23,227,709
Walgreen Co.	168,885	12,519,445
Whole Foods Market Inc.	71,446	2,759,959

		318,212,505

TOTAL COMMON STOCKS (Cost: $513,274,921)		618,356,123

Security	Shares	Value

PREFERRED STOCKS — 0.63%

GERMANY — 0.63%
Henkel AG & Co. KGaA	34,194	$3,952,736

		3,952,736

TOTAL PREFERRED STOCKS (Cost: $2,672,531)		3,952,736

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[d,e,f]	556,215	556,215
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[d,e,f]	34,195	34,195
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	8,487,587	8,487,587

		9,077,997

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,077,997)		9,077,997

TOTAL INVESTMENTS IN SECURITIES — 101.11% (Cost: $525,025,449)		631,386,856
Other Assets, Less Liabilities — (1.11)%		(6,908,788)

NET ASSETS — 100.00%		$624,478,068

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

95

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL ENERGY ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.75%

AUSTRALIA — 2.10%
Oil Search Ltd.	394,548	$3,601,053
Origin Energy Ltd.	372,680	5,142,646
Santos Ltd.	328,482	4,421,140
Woodside Petroleum Ltd.	235,620	9,133,558
WorleyParsons Ltd.	74,536	1,224,808

		23,523,205
AUSTRIA — 0.20%
OMV AG	48,664	2,198,735

		2,198,735
BRAZIL — 0.31%
Ultrapar Participacoes SA SP ADR	147,875	3,489,850

		3,489,850
CANADA — 9.94%
ARC Resources Ltd.	105,336	3,213,037
Cameco Corp.	133,980	2,632,682
Canadian Natural Resources Ltd.	364,672	16,786,244
Canadian Oil Sands Ltd.	163,548	3,712,708
Cenovus Energy Inc.	253,638	8,236,716
Crescent Point Energy Corp.	133,826	5,941,540
Enbridge Inc.	279,202	13,271,368
Encana Corp.	246,092	5,840,685
Enerplus Corp.	68,376	1,726,171
Husky Energy Inc.	101,024	3,268,354
Imperial Oil Ltd.	86,548	4,568,928
Pembina Pipeline Corp.	108,262	4,666,299
Penn West Petroleum Ltd.	166,628	1,630,065
Suncor Energy Inc.	490,644	20,958,834
Talisman Energy Inc.	319,704	3,385,684
TransCanada Corp.	237,468	11,354,500

		111,193,815
CHINA — 2.39%
China Petroleum & Chemical Corp. Class H	8,488,400	8,093,735
CNOOC Ltd.	5,390,000	9,680,698
PetroChina Co. Ltd. Class H	7,084,000	8,948,287

		26,722,720
COLOMBIA — 0.28%
Ecopetrol SA SP ADR[a]	87,164	3,142,262

		3,142,262
FRANCE — 5.44%
Technip SA	35,728	3,907,979
Total SA	788,326	56,967,396

		60,875,375

Security	Shares	Value

ITALY — 2.72%
Eni SpA	895,356	$24,493,021
Saipem SpA[b]	83,160	2,243,013
Tenaris SA	157,696	3,713,644

		30,449,678
JAPAN — 0.88%
INPEX Corp.	354,200	5,384,413
JX Holdings Inc.	831,620	4,449,317

		9,833,730
NORWAY — 1.54%
Seadrill Ltd.[a]	119,812	4,750,462
Statoil ASA	351,582	10,794,461
Subsea 7 SA	93,940	1,751,338

		17,296,261
PORTUGAL — 0.12%
Galp Energia SGPS SA Class B	72,996	1,337,231

		1,337,231
SPAIN — 0.76%
Repsol SA	321,972	8,490,348

		8,490,348
UNITED KINGDOM — 16.08%
AMEC PLC	103,026	2,140,330
BG Group PLC	1,133,286	23,931,186
BP PLC	6,233,458	54,879,439
Cairn Energy PLC[b]	199,584	682,517
Nobel Corp. PLC	85,008	2,852,868
Petrofac Ltd.	86,086	1,770,744
Royal Dutch Shell PLC Class A	1,300,222	53,767,685
Royal Dutch Shell PLC Class B	815,430	35,449,114
Tullow Oil PLC	303,842	4,434,137

		179,908,020
UNITED STATES — 55.99%
Anadarko Petroleum Corp.	168,168	18,409,351
Apache Corp.	128,436	12,923,230
Baker Hughes Inc.	145,222	10,811,778
Cabot Oil & Gas Corp.	138,754	4,737,062
Cameron International Corp.[b]	68,068	4,608,884
Chesapeake Energy Corp.	168,322	5,231,448
Chevron Corp.	634,018	82,771,050
Cimarex Energy Co.	29,106	4,175,547
ConocoPhillips	408,562	35,026,020
CONSOL Energy Inc.	76,846	3,540,295
Denbury Resources Inc.	117,348	2,166,244
Devon Energy Corp.	127,666	10,136,680
Diamond Offshore Drilling Inc.[a]	22,946	1,138,810
Ensco PLC Class A	77,924	4,330,237
EOG Resources Inc.	181,874	21,253,796
EQT Corp.	50,358	5,383,270
Exxon Mobil Corp.	1,429,890	143,961,325
FMC Technologies Inc.[b]	78,386	4,787,033

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

June 30, 2014

Security	Shares	Value

Halliburton Co.	281,358	$19,979,232
Helmerich & Payne Inc.	36,036	4,184,140
Hess Corp.	88,242	8,726,251
Kinder Morgan Inc.	223,762	8,113,610
Marathon Oil Corp.	225,148	8,987,908
Marathon Petroleum Corp.	96,250	7,514,237
Murphy Oil Corp.	56,364	3,747,079
Nabors Industries Ltd.	87,472	2,569,053
National Oilwell Varco Inc.	142,758	11,756,121
Newfield Exploration Co.[b]	45,276	2,001,199
Noble Energy Inc.	120,120	9,304,495
Occidental Petroleum Corp.	261,800	26,868,534
ONEOK Inc.	69,300	4,717,944
Peabody Energy Corp.	90,706	1,483,043
Phillips 66	188,804	15,185,506
Pioneer Natural Resources Co.	47,586	10,935,739
QEP Resources Inc.	59,906	2,066,757
Range Resources Corp.	54,978	4,780,337
Rowan Companies PLC Class A	41,888	1,337,484
Schlumberger Ltd.	433,510	51,132,504
Southwestern Energy Co.[b]	117,348	5,338,161
Spectra Energy Corp.	223,762	9,505,410
Tesoro Corp.	43,274	2,538,886
Transocean Ltd.	113,652	5,117,750
Valero Energy Corp.	178,024	8,919,002
Williams Companies Inc. (The)	245,630	14,298,122

		626,500,564

TOTAL COMMON STOCKS (Cost: $950,471,995)		1,104,961,794

PREFERRED STOCKS — 0.96%

BRAZIL — 0.96%
Petroleo Brasileiro SA SP ADR	689,920	10,790,348

		10,790,348

TOTAL PREFERRED STOCKS (Cost: $22,399,940)		10,790,348

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	268,349	182,603

		182,603

TOTAL RIGHTS (Cost: $177,419)		182,603

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[c,d,e]	7,742,165	7,742,165
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,d,e]	475,972	475,972

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%c,d,	13,871,025	$13,871,025

		22,089,162

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,089,162)		22,089,162

TOTAL INVESTMENTS IN SECURITIES — 101.70% (Cost: $995,138,516)		1,138,023,907
Other Assets, Less Liabilities — (1.70)%		(19,037,708)

NET ASSETS — 100.00%		$1,118,986,199

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.53%

AUSTRALIA — 7.97%
AMP Ltd.	134,938	$675,015
ASX Ltd.	9,647	324,514
Australia and New Zealand Banking Group Ltd.	122,748	3,862,630
BGP Holdings PLC[a,b]	608,993	8
CFS Retail Property Trust Group	100,912	194,301
Commonwealth Bank of Australia	72,822	5,559,131
Dexus Property Group	255,672	267,861
Goodman Group	66,780	318,303
GPT Group (The)	71,762	260,093
Insurance Australia Group Ltd.	96,036	529,359
Lend Lease Group	21,730	268,884
Macquarie Group Ltd.	14,616	822,615
Mirvac Group	158,046	266,272
National Australia Bank Ltd.	107,696	3,332,051
QBE Insurance Group Ltd.	56,286	577,475
Scentre Group[a]	235,950	712,645
Stockland Corp. Ltd.	104,834	383,917
Suncorp Group Ltd.	59,360	758,605
Westfield Corp.	90,418	610,188
Westpac Banking Corp.	139,072	4,447,196

		24,171,063
AUSTRIA — 0.14%
Erste Group Bank AG	13,356	431,924

		431,924
BELGIUM — 0.46%
Ageas	10,176	405,922
Groupe Bruxelles Lambert SA	3,710	385,487
KBC Groep NVa	11,236	611,505

		1,402,914
BRAZIL — 0.24%
Banco do Brasil SA SP ADR	64,800	725,112

		725,112
CANADA — 7.05%
Bank of Montreal	29,786	2,197,422
Bank of Nova Scotia	55,120	3,681,394
Brookfield Asset Management Inc. Class A	24,486	1,080,680
Canadian Imperial Bank of Commerce	18,444	1,681,371
Manulife Financial Corp.	84,270	1,678,042
National Bank of Canada	15,264	648,593
Power Corp. of Canada	15,794	439,649
Royal Bank of Canada	64,978	4,653,356
Sun Life Financial Inc.	27,666	1,018,693
Toronto-Dominion Bank (The)	83,528	4,307,556

		21,386,756
CHILE — 0.13%
Banco de Chile SP ADR	2,226	178,325
Banco Santander (Chile) SA SP ADR	8,480	224,296

		402,621

Security	Shares	Value

CHINA — 2.29%
China Construction Bank Corp. Class H	3,816,720	$2,885,803
China Life Insurance Co. Ltd. Class H	318,000	832,917
Industrial and Commercial Bank of China Ltd. Class H	3,816,000	2,412,588
Ping An Insurance (Group) Co. of China Ltd. Class H	106,000	820,608

		6,951,916
COLOMBIA — 0.11%
Bancolombia SA SP ADR	5,724	330,847

		330,847
DENMARK — 0.33%
Danske Bank A/S	35,086	991,651

		991,651
FINLAND — 0.35%
Sampo OYJ Class A	21,306	1,077,873

		1,077,873
FRANCE — 3.00%
AXA SA	85,012	2,031,661
BNP Paribas SA	47,382	3,214,137
Credit Agricole SA	49,714	701,079
Societe Generale	35,934	1,882,109
Unibail-Rodamco SE	4,346	1,264,147

		9,093,133
GERMANY — 2.76%
Allianz SE Registered	20,352	3,391,164
Commerzbank AGa	42,400	666,437
Deutsche Bank AG Registered	59,098	2,079,086
Deutsche Boerse AG	8,798	682,755
Muenchener Rueckversicherungs-Gesellschaft AG Registered	6,996	1,550,771

		8,370,213
GREECE — 0.07%
National Bank of Greece SA SP ADR[a,c]	58,512	215,324

		215,324
HONG KONG — 2.18%
AIA Group Ltd.[d]	424,000	2,130,846
BOC Hong Kong (Holdings) Ltd.	159,000	460,566
Cheung Kong (Holdings) Ltd.	106,000	1,880,560
Hang Seng Bank Ltd.	31,800	519,445
Hong Kong Exchanges and Clearing Ltd.[c]	42,400	790,519
Sun Hung Kai Properties Ltd.	60,000	822,931

		6,604,867
IRELAND — 0.14%
Bank of Ireland[a]	1,223,452	413,747
Irish Bank Resolution Corp. Ltd.[a,b]	47,9751	1

		413,748

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2014

Security	Shares	Value

ITALY — 2.21%
Assicurazioni Generali SpA	62,540	$1,370,883
Banca Monte dei Paschi di Siena SpA[a,c]	218,126	422,586
Banco Popolare SCa	15,794	260,141
Intesa Sanpaolo SpA	624,128	1,927,808
Mediobanca SpA[a]	27,242	271,532
UniCredit SpA	248,464	2,080,229
Unione di Banche Italiane SpA	41,658	360,468

		6,693,647
JAPAN — 6.92%
Credit Saison Co. Ltd.	10,600	220,569
Dai-ichi Life Insurance Co. Ltd. (The)	42,400	631,574
Daiwa House Industry Co. Ltd.	33,000	684,073
Daiwa Securities Group Inc.	106,000	917,645
Mitsubishi Estate Co. Ltd.	71,000	1,752,835
Mitsubishi UFJ Financial Group Inc.	636,000	3,898,682
Mitsui Fudosan Co. Ltd.	45,000	1,517,398
Mizuho Financial Group Inc.	1,081,200	2,219,926
MS&AD Insurance Group Holdings Inc.	21,200	512,081
NKSJ Holdings Inc.	21,200	570,886
Nomura Holdings Inc.	169,600	1,200,367
ORIX Corp.	53,000	878,407
Resona Holdings Inc.	84,800	493,875
Shinsei Bank Ltd.	106,000	238,567
Sumitomo Mitsui Financial Group Inc.	63,600	2,664,413
Sumitomo Mitsui Trust Holdings Inc.	106,270	485,692
Sumitomo Realty & Development Co. Ltd.	25,000	1,072,751
Tokio Marine Holdings Inc.	31,800	1,045,927

		21,005,668
MEXICO — 0.25%
Grupo Financiero Banorte SAB de CV Series O	106,000	758,170

		758,170
NETHERLANDS — 1.04%
AEGON NV	85,754	748,372
ING Groep NV CVA[a]	171,190	2,404,789

		3,153,161
NORWAY — 0.26%
DNB ASA	42,718	781,083

		781,083
PERU — 0.16%
Credicorp Ltd.	3,074	477,915

		477,915
PORTUGAL — 0.04%
Banco Espirito Santo SA Registered[a]	141,150	116,340

		116,340

Security	Shares	Value

SINGAPORE — 1.08%
DBS Group Holdings Ltd.[c]	89,000	$1,195,805
Oversea-Chinese Banking Corp. Ltd.	106,000	812,016
United Overseas Bank Ltd.	70,000	1,264,509

		3,272,330
SOUTH KOREA — 0.51%
KB Financial Group Inc. SP ADR	13,102	455,425
Shinhan Financial Group Co. Ltd. SP ADR	24,052	1,103,025

		1,558,450
SPAIN — 3.56%
Banco Bilbao Vizcaya Argentaria SA	266,908	3,401,855
Banco de Sabadell SA	175,006	597,107
Banco Popular Espanol SA	84,588	565,171
Banco Santander SA	541,342	5,655,192
CaixaBank SA	95,400	588,690

		10,808,015
SWEDEN — 2.14%
Investment AB Kinnevik Class B	10,918	465,114
Investor AB Class B	20,882	783,073
Nordea Bank AB	142,146	2,005,036
Skandinaviska Enskilda Banken AB Class A	77,062	1,029,361
Svenska Handelsbanken AB Class A	22,366	1,094,321
Swedbank AB Class A	42,400	1,123,842

		6,500,747
SWITZERLAND — 3.05%
Baloise Holding AG Registered	2,120	249,820
Credit Suisse Group AG Registered	63,600	1,818,782
GAM Holding AGa	6,572	125,245
Julius Baer Group Ltd.[a]	10,494	432,635
Swiss Life Holding AG Registered[a]	1,272	301,648
Swiss Re AGa	15,158	1,348,631
UBS AG Registered[a]	161,014	2,954,102
Zurich Insurance Group AGa	6,678	2,012,888

		9,243,751
UNITED KINGDOM — 8.69%
3i Group PLC	42,612	292,825
Aberdeen Asset Management PLC	43,672	338,938
Aviva PLC	129,744	1,132,507
Barclays PLC	685,502	2,494,239
British Land Co. PLC	45,474	546,219
Friends Life Group Ltd.	66,674	359,450
Hammerson PLC	31,906	316,416
HSBC Holdings PLC	848,530	8,602,138
Land Securities Group PLC	35,616	630,903
Legal & General Group PLC	269,558	1,038,876
Lloyds Banking Group PLC[a]	2,357,970	2,993,591
London Stock Exchange Group PLC	7,844	269,180
Man Group PLC	84,800	152,535
Old Mutual PLC	214,332	724,522
Provident Financial PLC	6,254	244,237
Prudential PLC	115,328	2,644,364
Royal Bank of Scotland Group PLC[a]	54,908	308,316

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2014

Security	Shares	Value

RSA Insurance Group PLC	45,580	$370,035
Schroders PLC	4,770	204,389
SEGRO PLC	31,164	183,942
Standard Chartered PLC	89,464	1,826,461
Standard Life PLC	106,848	683,458

		26,357,541
UNITED STATES — 41.40%
ACE Ltd.	15,158	1,571,885
Affiliated Managers Group Inc.[a]	2,474	508,160
Aflac Inc.	20,458	1,273,510
Allstate Corp. (The)	19,610	1,151,499
American Express Co.	40,598	3,851,532
American International Group Inc.	64,978	3,546,499
American Tower Corp.	17,596	1,583,288
Ameriprise Financial Inc.	8,586	1,030,320
Aon PLC	13,144	1,184,143
Apartment Investment and Management Co. Class A	6,678	215,499
Assurant Inc.	3,180	208,449
AvalonBay Communities Inc.	5,512	783,751
Bank of America Corp.	472,124	7,256,546
Bank of New York Mellon Corp. (The)	51,304	1,922,874
BB&T Corp.	32,224	1,270,592
Berkshire Hathaway Inc. Class Ba	80,878	10,235,920
BlackRock Inc.[e]	5,512	1,761,635
Boston Properties Inc.	6,784	801,733
Capital One Financial Corp.	25,652	2,118,855
CBRE Group Inc. Class Aa	12,402	397,360
Charles Schwab Corp. (The)	52,470	1,413,017
Chubb Corp. (The)	11,024	1,016,082
Cincinnati Financial Corp.	6,996	336,088
Citigroup Inc.	136,210	6,415,491
CME Group Inc.	14,416	1,022,815
Comerica Inc.	8,268	414,723
Crown Castle International Corp.	15,052	1,117,762
Discover Financial Services	21,094	1,307,406
E*TRADE Financial Corp.[a]	12,508	265,920
Equity Residential	15,052	948,276
Essex Property Trust Inc.	2,756	509,612
Fifth Third Bancorp	39,326	839,610
Franklin Resources Inc.	17,596	1,017,753
General Growth Properties Inc.	21,730	511,959
Genworth Financial Inc. Class Aa	21,942	381,791
Goldman Sachs Group Inc. (The)	18,762	3,141,509
Hartford Financial Services Group Inc. (The)	19,822	709,826
HCP Inc.	20,458	846,552
Health Care REIT Inc.[c]	12,932	810,448
Host Hotels & Resorts Inc.	32,966	725,582
Hudson City Bancorp Inc.	22,154	217,774
Huntington Bancshares Inc.	37,736	360,001
Intercontinental Exchange Inc.	5,300	1,001,170
Invesco Ltd.	19,398	732,275
J.P. Morgan Chase & Co.	169,812	9,784,567
KeyCorp	39,220	562,023
Kimco Realty Corp.	18,550	426,279
Legg Mason Inc.	4,240	217,554
Leucadia National Corp.	14,628	383,546
Lincoln National Corp.	11,554	594,338
Loews Corp.	14,734	648,443
M&T Bank Corp.[c]	5,936	736,361
Macerich Co. (The)	6,148	410,379
Marsh & McLennan Companies Inc.	24,274	1,257,879

Security	Shares	Value

McGraw Hill Financial Inc.	12,190	$1,012,136
MetLife Inc.	50,032	2,779,778
Moody’s Corp.	8,374	734,065
Morgan Stanley	62,434	2,018,491
NASDAQ OMX Group Inc. (The)	5,618	216,967
Navient Corp.	20,034	354,802
Northern Trust Corp.	10,388	667,013
People’s United Financial Inc.	16,218	246,027
Plum Creek Timber Co. Inc.	8,056	363,326
PNC Financial Services Group Inc. (The)[e]	24,062	2,142,721
Principal Financial Group Inc.	11,872	599,299
Progressive Corp. (The)	25,122	637,094
Prologis Inc.	21,412	879,819
Prudential Financial Inc.	20,564	1,825,466
Public Storage	6,360	1,089,786
Regions Financial Corp.	63,176	670,929
Simon Property Group Inc.	13,780	2,291,338
State Street Corp.	19,610	1,318,969
SunTrust Banks Inc.	24,062	963,924
T. Rowe Price Group Inc.	11,872	1,002,116
Torchmark Corp.	4,134	338,657
Travelers Companies Inc. (The)	15,794	1,485,742
U.S. Bancorp	81,938	3,549,554
Unum Group	11,448	397,932
Ventas Inc.	13,568	869,709
Vornado Realty Trust	6,890	735,370
Wells Fargo & Co.	211,788	11,131,577
Weyerhaeuser Co.	25,652	848,825
XL Group PLC	13,144	430,203
Zions Bancorp	8,268	243,658

		125,604,154

TOTAL COMMON STOCKS (Cost: $292,721,919)		298,900,934

PREFERRED STOCKS — 1.06%

BRAZIL — 1.06%
Banco Bradesco SA SP ADR	95,824	1,391,364
Itau Unibanco Holding SA SP ADR	127,154	1,828,475

		3,219,839

TOTAL PREFERRED STOCKS (Cost: $3,214,951)		3,219,839

SHORT-TERM INVESTMENTS — 2.09%

MONEY MARKET FUNDS — 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,f,g]	1,796,660	1,796,660
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e],f,g	110,455	110,455

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	4,429,611	$4,429,611

		6,336,726

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,336,726)		6,336,726

TOTAL INVESTMENTS IN SECURITIES — 101.68% (Cost: $302,273,596)		308,457,499
Other Assets, Less Liabilities — (1.68)%		(5,109,522)

NET ASSETS — 100.00%		$303,347,977

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.66%

AUSTRALIA — 1.06%
Cochlear Ltd.	17,395	$1,013,008
CSL Ltd.	147,245	9,248,935
Sonic Healthcare Ltd.	121,765	1,991,701

		12,253,644
BELGIUM — 0.28%
UCB SA	38,220	3,235,497

		3,235,497
CANADA — 1.29%
Catamaran Corp.[a]	63,700	2,817,954
Valeant Pharmaceuticals International Inc.[a,b]	95,305	12,073,846

		14,891,800
DENMARK — 2.82%
Coloplast A/S Class B	37,240	3,367,549
Novo Nordisk A/S Class B	635,530	29,248,479

		32,616,028
FRANCE — 4.04%
Essilor International SA	66,150	7,014,592
Sanofi	372,890	39,607,884

		46,622,476
GERMANY — 4.47%
Bayer AG Registered	254,310	35,915,656
Fresenius Medical Care AG & Co. KGaA	65,660	4,413,113
Fresenius SE & Co. KGaA	40,425	6,027,386
Merck KGaA	40,180	3,487,240
QIAGEN NVa,b	73,745	1,787,133

		51,630,528
JAPAN — 3.67%
Astellas Pharma Inc.	686,075	9,014,025
Chugai Pharmaceutical Co. Ltd.	64,100	1,806,480
Daiichi Sankyo Co. Ltd.	207,893	3,878,563
Eisai Co. Ltd.	83,400	3,493,901
Ono Pharmaceutical Co. Ltd.	32,900	2,896,876
Otsuka Holdings Co. Ltd.	160,200	4,965,481
Shionogi & Co. Ltd.	98,000	2,045,032
Taisho Pharmaceutical Holdings Co. Ltd.	18,100	1,320,359
Takeda Pharmaceutical Co. Ltd.	226,500	10,506,130
Terumo Corp.	111,400	2,490,706

		42,417,553
SWITZERLAND — 12.67%
Actelion Ltd. Registered[a]	32,830	4,153,728
Lonza Group AG Registered[a]	16,318	1,775,696
Nobel Biocare Holding AG Registered[a]	37,975	565,257

Security	Shares	Value

Novartis AG Registered	832,265	$75,361,840
Roche Holding AG Genusschein	216,090	64,451,742

		146,308,263
UNITED KINGDOM — 7.61%
AstraZeneca PLC	383,915	28,492,632
GlaxoSmithKline PLC	1,497,195	40,038,044
Shire PLC	183,750	14,358,243
Smith & Nephew PLC	282,485	5,018,439

		87,907,358
UNITED STATES — 61.75%
Abbott Laboratories	461,825	18,888,642
AbbVie Inc.	489,020	27,600,289
Actavis PLC[a]	53,655	11,967,748
Aetna Inc.	110,005	8,919,205
Agilent Technologies Inc.	102,410	5,882,430
Alexion Pharmaceuticals Inc.[a]	60,760	9,493,750
Allergan Inc.	91,385	15,464,170
AmerisourceBergen Corp.	69,335	5,037,881
Amgen Inc.	232,750	27,550,617
Baxter International Inc.	166,845	12,062,893
Becton, Dickinson and Co.	59,290	7,014,007
Biogen Idec Inc.[a]	73,010	23,020,783
Boston Scientific Corp.[a]	406,700	5,193,559
Bristol-Myers Squibb Co.	509,600	24,720,696
C.R. Bard Inc.	23,520	3,363,595
Cardinal Health Inc.	104,615	7,172,404
CareFusion Corp.[a]	63,700	2,825,095
Celgene Corp.[a,b]	246,470	21,166,844
Cerner Corp.[a]	90,895	4,688,364
Cigna Corp.	82,565	7,593,503
Covidien PLC	138,670	12,505,261
DaVita HealthCare Partners Inc.[a]	54,635	3,951,203
DENTSPLY International Inc.	43,610	2,064,934
Edwards Lifesciences Corp.[a,b]	32,340	2,776,066
Eli Lilly and Co.	302,820	18,826,319
Express Scripts Holding Co.[a]	237,650	16,476,274
Forest Laboratories Inc.[a]	73,745	7,300,755
Gilead Sciences Inc.[a]	472,115	39,143,055
Hospira Inc.[a]	51,450	2,642,986
Humana Inc.	47,530	6,070,532
Intuitive Surgical Inc.[a]	12,005	4,943,659
Johnson & Johnson	869,995	91,018,877
Laboratory Corp. of America Holdings[a]	25,970	2,659,328
McKesson Corp.	70,805	13,184,599
Medtronic Inc.	307,230	19,588,985
Merck & Co. Inc.	898,660	51,987,481
Mylan Inc.[a]	114,905	5,924,502
Patterson Companies Inc.	25,235	997,035
PerkinElmer Inc.	34,790	1,629,564
Perrigo Co. PLC	41,160	5,999,482
Pfizer Inc.	1,961,470	58,216,430
Quest Diagnostics Inc.	44,345	2,602,608
Regeneron Pharmaceuticals Inc.[a]	24,745	6,989,720
St. Jude Medical Inc.	87,465	6,056,951
Stryker Corp.	90,895	7,664,266
Tenet Healthcare Corp.[a]	30,135	1,414,537
Thermo Fisher Scientific Inc.	122,745	14,483,910
UnitedHealth Group Inc.	301,350	24,635,362
Varian Medical Systems Inc.[a]	31,850	2,648,009

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2014

Security	Shares	Value

Vertex Pharmaceuticals Inc.[a]	72,520	$6,866,194
Waters Corp.[a]	25,970	2,712,307
WellPoint Inc.	85,995	9,253,922
Zimmer Holdings Inc.	51,695	5,369,043
Zoetis Inc.	154,105	4,972,968

		713,203,599

TOTAL COMMON STOCKS
(Cost: $851,063,597)		1,151,086,746

SHORT-TERM INVESTMENTS — 3.81%

MONEY MARKET FUNDS — 3.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	29,577,684	29,577,684
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,818,374	1,818,374
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12,603,320	12,603,320

		43,999,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,999,378)		43,999,378

TOTAL INVESTMENTS IN SECURITIES — 103.47%
(Cost: $895,062,975)		1,195,086,124
Other Assets, Less Liabilities — (3.47)%		(40,108,106)

NET ASSETS — 100.00%		$1,154,978,018

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

103

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.65%

AUSTRALIA — 1.61%
Asciano Ltd.	100,800	$535,639
Aurizon Holdings Ltd.	210,330	988,630
Brambles Ltd.	148,140	1,284,964
Sydney Airport	215,100	856,754
Toll Holdings Ltd.	70,920	341,383
Transurban Group	179,928	1,255,007

		5,262,377
BRAZIL — 0.22%
Embraer SA SP ADR	19,350	704,920

		704,920
CANADA — 2.70%
Bombardier Inc. Class B	142,920	505,852
Canadian National Railway Co.	75,690	4,931,593
Canadian Pacific Railway Ltd.	14,490	2,629,735
SNC-Lavalin Group Inc.	14,490	763,440

		8,830,620
CHILE — 0.15%
LATAM Airlines Group SA SP ADR[a]	35,910	481,912

		481,912
DENMARK — 0.97%
A.P. Moeller-Maersk A/S Class B	635	1,577,821
DSV A/S	16,290	531,014
Vestas Wind Systems A/Sb	20,880	1,053,356

		3,162,191
FINLAND — 0.83%
Kone OYJ Class B	37,170	1,551,167
Metso OYJ	12,420	470,524
Wartsila OYJ Abp	14,130	700,716

		2,722,407
FRANCE — 6.25%
Airbus Group NV	46,710	3,129,860
ALSTOM	20,160	734,905
Bouygues SA	17,100	711,505
Compagnie de Saint-Gobain	42,570	2,401,622
Edenred SA	18,180	551,215
Legrand SA	23,580	1,442,636
Safran SA	29,790	1,950,230
Schneider Electric SE	52,830	4,972,840
Thales SA	8,730	528,010
Vallourec SA	11,160	499,723
Vinci SA	47,520	3,552,386

		20,474,932

Security	Shares	Value

GERMANY — 4.67%
Brenntag AG	4,680	$836,195
Deutsche Lufthansa AG Registered	20,430	438,597
Deutsche Post AG Registered	83,070	3,003,750
GEA Group AG	16,560	784,037
MAN SE	2,520	311,386
Osram Licht AGb	7,920	399,426
Siemens AG Registered	72,180	9,531,697

		15,305,088
HONG KONG — 0.84%
Hutchison Whampoa Ltd.	202,000	2,762,714

		2,762,714
IRELAND — 0.70%
Allegion PLC	8,280	469,310
Pentair PLC	18,180	1,311,142
Ryanair Holdings PLC SP ADR[b]	9,270	517,266

		2,297,718
ITALY — 0.66%
Atlantia SpA	32,400	923,585
CNH Industrial NVb	85,500	877,968
Finmeccanica SpA[b]	38,070	361,998

		2,163,551
JAPAN — 15.30%
ANA Holdings Inc.	360,000	849,316
Asahi Glass Co. Ltd.	90,000	530,379
Central Japan Railway Co.	18,000	2,567,494
Dai Nippon Printing Co. Ltd.	47,000	490,854
Daikin Industries Ltd.	27,000	1,703,608
East Japan Railway Co.	36,000	2,835,438
FANUC Corp.	18,000	3,104,092
ITOCHU Corp.	144,000	1,849,307
Japan Airlines Co. Ltd.	18,000	995,015
JGC Corp.	20,000	607,670
Kajima Corp.	90,000	398,006
Kawasaki Heavy Industries Ltd.	180,000	685,850
Kintetsu Corp.	180,000	655,644
Komatsu Ltd.	90,000	2,089,532
Kubota Corp.	104,000	1,474,202
LIXIL Group Corp.	27,000	728,671
Makita Corp.	9,000	556,142
Marubeni Corp.	180,000	1,316,618
Mitsubishi Corp.	153,000	3,182,183
Mitsubishi Electric Corp.	180,000	2,221,016
Mitsubishi Heavy Industries Ltd.	300,000	1,871,576
Mitsui & Co. Ltd.	171,000	2,741,266
Mitsui O.S.K. Lines Ltd.	90,000	334,929
NGK Insulators Ltd.	16,000	363,259
Nidec Corp.	23,100	1,417,399
Nippon Express Co. Ltd.	90,000	436,207
Nippon Yusen K.K.	180,000	518,829
NSK Ltd.	29,000	377,010
Obayashi Corp.	90,000	642,318
Odakyu Electric Railway Co. Ltd.	90,000	866,196
Secom Co. Ltd.	18,000	1,099,847

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2014

Security	Shares	Value

Shimizu Corp.	90,000	$636,987
SMC Corp.	5,800	1,552,125
Sumitomo Corp.	126,000	1,701,476
Sumitomo Electric Industries Ltd.	81,000	1,139,381
Taisei Corp.	90,000	498,396
Tokyu Corp.	90,000	637,876
Toppan Printing Co. Ltd.	90,000	696,511
Toshiba Corp.	368,000	1,718,217
TOTO Ltd.	20,000	269,483
West Japan Railway Co.	18,000	792,458
Yamato Holdings Co. Ltd.	45,000	932,382

		50,085,165
MEXICO — 0.24%
Alfa SAB de CV Series A	279,000	772,288

		772,288
NETHERLANDS — 1.21%
Koninklijke Philips NV	86,940	2,758,611
PostNL NVb	41,490	195,981
Randstad Holding NV	11,520	624,438
TNT Express NV	41,310	373,859

		3,952,889
SINGAPORE — 0.74%
Jardine Matheson Holdings Ltd.[a]	14,800	877,788
Keppel Corp. Ltd.	180,000	1,557,935

		2,435,723
SPAIN — 0.86%
Abertis Infraestructuras SA	34,470	793,105
Actividades de Construcciones y Servicios SA	15,750	720,241
Ferrovial SA	38,070	847,790
International Consolidated Airlines Group SA London[b]	74,160	469,803

		2,830,939
SWEDEN — 3.16%
Alfa Laval AB	29,430	758,052
Assa Abloy AB Class B	30,600	1,556,239
Atlas Copco AB Class A	61,650	1,780,702
Atlas Copco AB Class B	33,750	901,131
Sandvik AB	103,050	1,407,326
Securitas AB Class B	25,380	300,861
Skanska AB Class B	35,640	812,987
SKF AB Class B	35,820	913,536
Volvo AB Class B	139,410	1,919,524

		10,350,358
SWITZERLAND — 2.66%
ABB Ltd. Registered	196,830	4,532,328
Adecco SA Registered	14,580	1,200,203
Geberit AG Registered	3,510	1,232,142
Kuehne & Nagel International AG Registered	4,950	658,660
SGS SA Registered	450	1,078,315

		8,701,648

Security	Shares	Value

UNITED KINGDOM — 5.58%
Aggreko PLC	23,727	$669,398
Babcock International Group PLC	44,910	892,292
BAE Systems PLC	292,500	2,165,066
Bunzl PLC	28,530	791,244
Capita PLC	59,580	1,166,444
Cobham PLC	99,540	531,530
easyJet PLC	19,440	453,719
Experian PLC	95,490	1,613,142
FirstGroup PLC[b]	110,880	240,018
G4S PLC	142,740	622,851
Hays PLC	132,120	330,048
IMI PLC	25,380	645,298
Intertek Group PLC	14,580	685,315
Rentokil Initial PLC	164,970	314,230
Rolls-Royce Holdings PLC	172,260	3,148,617
Serco Group PLC	51,030	318,912
Smiths Group PLC	36,180	802,354
Travis Perkins PLC	23,130	647,809
Weir Group PLC (The)	19,980	894,723
Wolseley PLC	24,731	1,354,429

		18,287,439
UNITED STATES — 50.30%
3M Co.	56,340	8,070,142
ADT Corp. (The)	16,380	572,317
AMETEK Inc.	22,230	1,162,184
Boeing Co. (The)	61,200	7,786,476
C.H. Robinson Worldwide Inc.	13,500	861,165
Caterpillar Inc.	56,880	6,181,150
Cintas Corp.	8,640	548,986
CSX Corp.	91,080	2,806,175
Cummins Inc.	15,750	2,430,067
Danaher Corp.	54,810	4,315,191
Deere & Co.	33,030	2,990,866
Delta Air Lines Inc.	77,130	2,986,474
Dover Corp.	15,120	1,375,164
Dun & Bradstreet Corp. (The)	3,600	396,720
Eaton Corp. PLC	43,740	3,375,853
Emerson Electric Co.	63,990	4,246,376
Equifax Inc.	10,890	789,961
Expeditors International of Washington Inc.	17,820	786,931
Fastenal Co.[a]	25,110	1,242,694
FedEx Corp.	25,290	3,828,400
Flowserve Corp.	12,960	963,576
Fluor Corp.	14,940	1,148,886
General Dynamics Corp.	29,430	3,430,066
General Electric Co.	912,690	23,985,493
Honeywell International Inc.	71,100	6,608,745
Illinois Tool Works Inc.	34,110	2,986,672
Ingersoll-Rand PLC	23,400	1,462,734
Iron Mountain Inc.	15,750	558,338
Jacobs Engineering Group Inc.[b]	12,330	656,942
Joy Global Inc.	9,360	576,389
Kansas City Southern Industries Inc.	10,260	1,103,053
L-3 Communications Holdings Inc.	7,740	934,605
Lockheed Martin Corp.	24,300	3,905,739
Masco Corp.	34,020	755,244
Nielsen NV	27,360	1,324,498
Norfolk Southern Corp.	27,990	2,883,810
Northrop Grumman Corp.	19,530	2,336,374

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2014

Security	Shares	Value

PACCAR Inc.	32,850	$2,063,966
Pall Corp.	10,080	860,731
Parker Hannifin Corp.	13,770	1,731,302
Pitney Bowes Inc.	18,810	519,532
Precision Castparts Corp.	13,320	3,361,968
Quanta Services Inc.[b]	20,250	700,245
Raytheon Co.	28,440	2,623,590
Republic Services Inc.	22,770	864,577
Robert Half International Inc.	12,600	601,524
Rockwell Automation Inc.	12,780	1,599,545
Rockwell Collins Inc.	12,240	956,434
Roper Industries Inc.	9,090	1,327,231
Ryder System Inc.	4,770	420,189
Snap-on Inc.	5,220	618,674
Southwest Airlines Co.	61,110	1,641,415
Stanley Black & Decker Inc.	14,130	1,240,897
Stericycle Inc.[b]	7,560	895,255
Textron Inc.	26,370	1,009,707
Tyco International Ltd.	41,760	1,904,256
Union Pacific Corp.	81,990	8,178,502
United Parcel Service Inc. Class B	63,720	6,541,495
United Technologies Corp.	76,770	8,863,096
W.W. Grainger Inc.	5,580	1,418,827
Waste Management Inc.	38,610	1,727,025
Xylem Inc.	17,010	664,751

		164,709,190

TOTAL COMMON STOCKS (Cost: $281,505,332)		326,294,069

SHORT-TERM INVESTMENTS — 1.91%

MONEY MARKET FUNDS — 1.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,733,299	1,733,299
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	106,560	106,560
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,404,986	4,404,986

		6,244,845

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,244,845)		6,244,845

TOTAL INVESTMENTS IN SECURITIES — 101.56% (Cost: $287,750,177)		332,538,914
Other Assets, Less Liabilities — (1.56)%		(5,105,466)

NET ASSETS — 100.00%		$327,433,448

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

106

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.14%

AUSTRALIA — 7.34%
Macquarie Atlas Roads Group	1,563,133	$4,824,439
Qube Logistics Holdings Ltd.	2,459,951	5,293,762
Sydney Airport	4,460,222	17,765,280
Transurban Group	6,290,765	43,878,426

		71,761,907
BRAZIL—1.10%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	189,397	2,030,336
Ultrapar Participacoes SA SP ADR	369,070	8,710,052

		10,740,388
CANADA — 9.72%
AltaGas Ltd.	105,417	4,857,406
Enbridge Inc.	720,460	34,245,778
Gibson Energy Inc.	106,964	3,418,349
Pembina Pipeline Corp.	276,471	11,916,428
TransCanada Corp.	612,391	29,281,391
Veresen Inc.	173,264	3,049,993
Westshore Terminals Investment Corp.	267,410	8,186,866

		94,956,211
CHILE — 0.64%
Empresa Nacional de Electricidad SA SP ADR	59,670	2,697,084
Enersis SA SP ADR	210,171	3,541,381

		6,238,465
CHINA — 4.24%
Beijing Enterprises Water Group Ltd.	2,210,000	1,477,069
China Gas Holdings Ltd.	1,326,000	2,751,112
China Longyuan Power Group Corp. Ltd. Class H	1,607,000	1,743,775
China Merchants Holdings (International) Co. Ltd.[a]	4,862,000	15,181,302
China Resources and Transportation Group Ltd.[b]	57,100,000	2,394,408
China Resources Gas Group Ltd.[a]	442,000	1,391,524
China Resources Power Holdings Co. Ltd.	967,600	2,746,612
COSCO Pacific Ltd.	6,910,000	9,575,490
Hopewell Highway Infrastructure Ltd.	4,199,000	2,107,532
Huaneng Power International Inc. Class H SP ADR[a]	45,747	2,069,594

		41,438,418
FRANCE — 7.60%
Aeroports de Paris	153,374	20,205,436
GDF Suez	827,424	22,776,307
Groupe Eurotunnel SA Registered	2,309,892	31,236,895

		74,218,638
GERMANY — 4.84%
E.ON SE	1,106,547	22,846,640
Fraport AG	147,407	10,414,033
Hamburger Hafen und Logistik AGa	97,019	2,576,308

Security	Shares	Value

RWE AG	266,084	$11,426,551

		47,263,532
ITALY — 7.30%
Ansaldo STS SpA	436,696	4,663,640
Atlantia SpA	1,514,734	43,178,567
Enel SpA	3,467,932	20,198,503
Societa Iniziative Autostradali e Servizi SpA	252,824	3,246,925

		71,287,635
JAPAN — 3.34%
Japan Airport Terminal Co. Ltd.	299,400	8,881,072
Kamigumi Co. Ltd.	1,064,000	9,788,737
Mitsubishi Logistics Corp.	683,000	10,227,639
Sumitomo Warehouse Co. Ltd. (The)	663,000	3,782,775

		32,680,223
MEXICO — 2.27%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	167,518	11,327,567
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	85,306	10,835,568

		22,163,135
NETHERLANDS — 0.28%
Koninklijke Vopak NV	55,913	2,732,953

		2,732,953
NEW ZEALAND — 1.32%
Auckland International Airport Ltd.	3,768,713	12,868,820

		12,868,820
SINGAPORE — 2.79%
Hutchison Port Holdings Trust[a]	22,763,000	16,389,360
SATS Ltd.[a]	2,652,000	6,679,726
SIA Engineering Co.[a]	1,027,000	4,160,229

		27,229,315
SPAIN — 6.06%
Abertis Infraestructuras SA	1,575,951	36,260,380
Iberdrola SA	3,003,832	22,961,190

		59,221,570
SWITZERLAND — 0.96%
Flughafen Zurich AG Registered	15,249	9,371,566

		9,371,566
UNITED KINGDOM — 7.24%
BBA Aviation PLC	1,972,646	10,422,343
Centrica PLC	2,905,487	15,529,792
National Grid PLC	2,124,252	30,510,060
SSE PLC	533,936	14,305,925

		70,768,120

107

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2014

Security	Shares	Value

UNITED STATES — 32.10%
American Electric Power Co. Inc.	268,294	$14,962,756
Cheniere Energy Inc.[b]	190,060	13,627,302
Consolidated Edison Inc.	159,562	9,213,110
Dominion Resources Inc.	320,229	22,902,778
Duke Energy Corp.	386,971	28,709,378
Edison International	185,198	10,761,856
Exelon Corp.	488,189	17,809,135
Kinder Morgan Inc.	569,075	20,634,659
NextEra Energy Inc.	241,553	24,754,351
ONEOK Inc.	178,347	12,141,864
PG&E Corp.	251,277	12,066,322
PPL Corp.	347,854	12,359,253
Public Service Enterprise Group Inc.	281,996	11,502,617
SemGroup Corp. Class A	36,465	2,875,265
Sempra Energy	124,865	13,074,614
Southern Co. (The)	488,410	22,164,046
Spectra Energy Corp.	577,473	24,531,053
Teekay Corp.	32,708	2,036,073
Wesco Aircraft Holdings Inc.[b]	174,148	3,475,994
Williams Companies Inc. (The)	584,103	34,000,636

		313,603,062

TOTAL COMMON STOCKS (Cost: $806,977,084)		968,543,958

PREFERRED STOCKS — 0.32%

BRAZIL — 0.32%
Companhia Energetica de Minas Gerais SP ADR	395,590	3,160,764

		3,160,764

TOTAL PREFERRED STOCKS (Cost: $3,033,960)		3,160,764

SHORT-TERM INVESTMENTS — 2.18%

MONEY MARKET FUNDS — 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	6,388,916	6,388,916
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	392,777	392,777

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	14,462,965	$14,462,965

		21,244,658

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,244,658)		21,244,658

TOTAL INVESTMENTS IN SECURITIES — 101.64% (Cost: $831,255,702)		992,949,380
Other Assets, Less Liabilities — (1.64)%		(16,028,390)

NET ASSETS — 100.00%		$976,920,990

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

108

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.12%

AUSTRALIA — 9.18%
Amcor Ltd.	240,669	$2,369,232
BHP Billiton Ltd.	639,122	21,656,155
Fortescue Metals Group Ltd.	340,131	1,396,493
Iluka Resources Ltd.	82,885	636,018
Incitec Pivot Ltd.	327,910	897,544
James Hardie Industries SE	88,088	1,150,684
Newcrest Mining Ltd.[a]	152,097	1,510,218
Orica Ltd.	73,568	1,352,636
Rio Tinto Ltd.	86,757	4,856,636

		35,825,616
AUSTRIA — 0.27%
Voestalpine AG	21,780	1,036,397

		1,036,397
BELGIUM — 0.79%
Solvay SA	11,858	2,040,788
Umicore SA	22,264	1,034,280

		3,075,068
BRAZIL — 0.17%
Companhia Siderurgica Nacional SA SP ADR	150,645	641,748

		641,748
CANADA — 7.52%
Agnico-Eagle Mines Ltd.	41,019	1,573,521
Agrium Inc.	28,556	2,620,616
Barrick Gold Corp.	231,352	4,244,114
Eldorado Gold Corp.	142,417	1,091,041
First Quantum Minerals Ltd.	117,128	2,509,375
Goldcorp Inc.	161,293	4,509,511
Kinross Gold Corp.[a]	229,537	952,498
Potash Corp. of Saskatchewan Inc.	167,948	6,398,470
Silver Wheaton Corp.	70,906	1,869,258
Teck Resources Ltd. Class B	92,444	2,114,196
Yamana Gold Inc.	173,756	1,432,266

		29,314,866
CHILE — 0.29%
Empresas CMPC SA	272,855	596,105
Sociedad Quimica y Minera de Chile SA Series B SP ADR	18,513	542,616

		1,138,721
DENMARK — 0.61%
Novozymes A/S Class B	47,674	2,391,054

		2,391,054
FINLAND — 0.75%
Stora Enso OYJ Class R	113,135	1,101,331

Security	Shares	Value

UPM-Kymmene OYJ	105,754	$1,807,018

		2,908,349
FRANCE — 4.24%
ArcelorMittal[b]	192,874	2,859,916
Arkema SA	12,705	1,236,440
L’Air Liquide SA	68,486	9,245,488
Lafarge SA	37,026	3,214,010

		16,555,854
GERMANY — 9.31%
BASF SE	182,952	21,299,062
HeidelbergCement AG	27,951	2,385,314
K+S AG Registered	34,243	1,125,915
Lanxess AG	18,271	1,233,151
Linde AG	36,784	7,821,347
ThyssenKrupp AGa	84,579	2,465,411

		36,330,200
IRELAND — 0.97%
CRH PLC	146,894	3,768,988

		3,768,988
JAPAN — 7.61%
Asahi Kasei Corp.	255,000	1,950,792
JFE Holdings Inc.	108,900	2,247,766
JSR Corp.	36,300	622,767
Kobe Steel Ltd.	605,000	907,754
Kuraray Co. Ltd.	60,500	766,813
Mitsubishi Chemical Holdings Corp.	290,400	1,287,099
Mitsubishi Materials Corp.	242,000	848,033
Mitsui Chemicals Inc.	242,000	661,705
Nippon Steel & Sumitomo Metal Corp.	1,936,290	6,192,764
Nitto Denko Corp.	32,400	1,518,215
Oji Holdings Corp.	210,000	864,419
Shin-Etsu Chemical Co. Ltd.	79,900	4,856,860
Sumitomo Chemical Co. Ltd.	333,000	1,258,961
Sumitomo Metal Mining Co. Ltd.	121,000	1,964,809
Taiheiyo Cement Corp.	242,000	974,641
Toray Industries Inc.	338,000	2,222,082
Toyo Seikan Group Holdings Ltd.	36,300	557,552

		29,703,032
MEXICO — 0.82%
Cemex SAB de CV CPO[a]	2,420,007	3,204,788

		3,204,788
NETHERLANDS — 1.60%
Akzo Nobel NV	48,400	3,628,111
Koninklijke DSM NV	36,058	2,625,928

		6,254,039
NORWAY — 0.82%
Norsk Hydro ASA	268,983	1,439,094
Yara International ASA	35,453	1,775,452

		3,214,546

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2014

Security	Shares	Value

PERU — 0.41%
Compania de Minas Buenaventura SA SP ADR	36,542	$431,561
Southern Copper Corp.	38,599	1,172,252

		1,603,813
SOUTH KOREA — 1.85%
LG Chem Ltd.	8,712	2,548,678
POSCO	15,488	4,653,441

		7,202,119
SWEDEN — 0.38%
Boliden AB	53,966	782,608
Holmen AB Class B	9,801	350,237
SSAB AB Class Aa,b	36,300	337,461

		1,470,306
SWITZERLAND — 3.75%
Clariant AG Registered[a]	56,023	1,096,706
Givaudan SA Registered[a]	1,573	2,623,440
Holcim Ltd. Registered[a]	45,617	4,009,749
Syngenta AG Registered	18,513	6,895,404

		14,625,299
TAIWAN — 2.27%
China Steel Corp.	2,299,550	1,933,107
Formosa Chemicals & Fibre Corp.	726,100	1,838,474
Formosa Plastics Corp.	968,720	2,589,050
Nan Ya Plastics Corp.	1,041,940	2,509,059

		8,869,690
UNITED KINGDOM — 13.36%
Anglo American PLC	276,969	6,772,125
Antofagasta PLC	77,319	1,008,715
BHP Billiton PLC	421,080	13,604,082
Glencore PLC[a]	2,204,499	12,271,152
Johnson Matthey PLC	41,019	2,174,225
Lonmin PLC[a]	85,668	347,449
Randgold Resources Ltd.	18,271	1,522,357
Rexam PLC	141,112	1,290,849
Rio Tinto PLC	247,203	13,139,001

		52,129,955
UNITED STATES — 31.15%
Air Products and Chemicals Inc.	42,229	5,431,494
Airgas Inc.	13,310	1,449,592
Alcoa Inc.	233,046	3,470,055
Allegheny Technologies Inc.	21,659	976,821
Avery Dennison Corp.	18,997	973,596
Ball Corp.	27,709	1,736,800
Bemis Co. Inc.	20,328	826,537
CF Industries Holdings Inc.	10,406	2,502,955
Dow Chemical Co. (The)	239,822	12,341,240
E.I. du Pont de Nemours and Co.	182,952	11,972,379

Security	Shares	Value

Eastman Chemical Co.	29,887	$2,610,629
Ecolab Inc.	53,845	5,995,102
FMC Corp.	26,499	1,886,464
Freeport-McMoRan Copper & Gold Inc.	206,668	7,543,382
International Flavors & Fragrances Inc.	16,214	1,690,796
International Paper Co.	86,273	4,354,198
LyondellBasell Industries NV Class A	82,885	8,093,720
MeadWestvaco Corp.	33,275	1,472,752
Monsanto Co.	104,423	13,025,725
Mosaic Co. (The)	64,493	3,189,179
Newmont Mining Corp.	99,220	2,524,157
Nucor Corp.	63,888	3,146,484
Owens-Illinois Inc.[a]	32,791	1,135,880
PPG Industries Inc.	27,467	5,772,190
Praxair Inc.	58,322	7,747,495
Sealed Air Corp.	38,599	1,318,928
Sherwin-Williams Co. (The)	16,819	3,480,019
Sigma-Aldrich Corp.	23,716	2,406,700
United States Steel Corp.[b]	29,161	759,352
Vulcan Materials Co.	26,015	1,658,456

		121,493,077

TOTAL COMMON STOCKS
(Cost: $403,261,992)		382,757,525

PREFERRED STOCKS — 1.51%

BRAZIL — 1.51%
Gerdau SA SP ADR	178,717	1,052,643
Vale SA Class A SP ADR	404,624	4,815,026

		5,867,669

TOTAL PREFERRED STOCKS (Cost: $14,060,230)		5,867,669

RIGHTS — 0.00%

CHILE — 0.00%
Empresas CMPC SAa	14,123	3,061

TOTAL RIGHTS (Cost: $0)		3,061

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,372,242	3,372,242
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	207,318	207,318
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,848,263	4,848,263

		8,427,823

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2014

Security	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,427,823)	$8,427,823

TOTAL INVESTMENTS IN SECURITIES — 101.79%
(Cost: $425,750,045)	397,056,078
Other Assets, Less Liabilities — (1.79)%	(6,966,893)

NET ASSETS — 100.00%	$390,089,185

CPO	— Certificates of Participation (Ordinary)
SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL NUCLEAR ENERGY ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 97.16%

AUSTRALIA — 1.52%
Paladin Energy Ltd.[a,b]	492,444	$137,114

		137,114
CANADA — 5.62%
Cameco Corp.	15,642	307,362
Uranium Participation Corp.[a]	43,572	198,399

		505,761
CHINA — 3.00%
Shanghai Electric Group Co. Ltd. Class H	672,000	270,522

		270,522
FINLAND — 4.89%
Fortum OYJ	16,410	440,593

		440,593
FRANCE — 5.84%
Areva SAa	10,458	221,938
Electricite de France SA	9,660	304,197

		526,135
GERMANY — 5.74%
E.ON SE	25,044	517,078

		517,078
JAPAN — 21.47%
JGC Corp.	10,000	303,835
Kansai Electric Power Co. Inc. (The)[a]	37,700	355,397
Mitsubishi Electric Corp.	39,000	481,220
Mitsubishi Heavy Industries Ltd.	75,000	467,894
Tokyo Electric Power Co. Inc.[a]	78,000	324,920

		1,933,266
SOUTH KOREA — 4.18%
Korea Electric Power Corp. SP ADR	20,472	376,685

		376,685
SPAIN — 5.88%
Iberdrola SA	69,258	529,406

		529,406
UNITED KINGDOM — 3.88%
AMEC PLC	16,824	349,513

		349,513

Security	Shares	Value

UNITED STATES — 35.14%
Babcock & Wilcox Co. (The)	9,162	$297,399
Dominion Resources Inc.	6,912	494,346
Duke Energy Corp.	7,008	519,923
Entergy Corp.	5,544	455,107
Exelon Corp.	12,960	472,781
FirstEnergy Corp.	11,688	405,807
NextEra Energy Inc.	5,070	519,574

		3,164,937

TOTAL COMMON STOCKS (Cost: $7,877,248)		8,751,010

PREFERRED STOCKS — 2.48%

BRAZIL — 2.48%
Centrais Eletricas Brasileiras SA Class B SP ADR	46,902	223,254

		223,254

TOTAL PREFERRED STOCKS (Cost: $295,617)		223,254

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	41,858	41,858
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,573	2,573
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	165,372	165,372

		209,803

TOTAL SHORT-TERM INVESTMENTS (Cost: $209,803)		209,803

TOTAL INVESTMENTS IN SECURITIES — 101.97% (Cost: $8,382,668)		9,184,067
Other Assets, Less Liabilities — (1.97)%		(177,405)

NET ASSETS — 100.00%		$9,006,662

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TECH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AUSTRALIA — 0.15%
Computershare Ltd.	88,245	$1,039,460

		1,039,460
BRAZIL — 0.33%
Cielo SA SP ADR	112,656	2,333,669

		2,333,669
CANADA — 0.36%
BlackBerry Ltd.[a,b]	84,429	867,158
CGI Group Inc. Class Aa,b	46,746	1,659,798

		2,526,956
FINLAND — 0.68%
Nokia OYJ	635,205	4,809,392

		4,809,392
FRANCE — 0.86%
Alcatel-Lucent[a,b]	478,908	1,710,058
Cap Gemini SA	27,030	1,928,124
Dassault Systemes SA	11,130	1,431,823
STMicroelectronics NV	111,300	998,131

		6,068,136
GERMANY — 2.09%
Infineon Technologies AG	191,118	2,388,779
SAP AG	160,431	12,388,494

		14,777,273
JAPAN — 5.90%
Canon Inc.	195,800	6,370,434
FUJIFILM Holdings Corp.	79,500	2,216,944
Fujitsu Ltd.	318,000	2,382,528
Hirose Electric Co. Ltd.	5,100	757,663
Hitachi Ltd.	795,000	5,822,911
Hoya Corp.	79,500	2,641,499
Keyence Corp.	7,560	3,298,102
Konica Minolta Holdings Inc.	95,400	942,652
Kyocera Corp.	63,600	3,018,497
Murata Manufacturing Co. Ltd.	35,700	3,341,115
NEC Corp.	453,000	1,444,341
Nintendo Co. Ltd.	19,100	2,286,042
NTT Data Corp.	15,900	610,542
Ricoh Co. Ltd.	127,200	1,515,526
Rohm Co. Ltd.	15,900	911,890
TDK Corp.	21,700	1,017,472
Tokyo Electron Ltd.	31,800	2,149,612
Yahoo! Japan Corp.	222,600	1,028,348

		41,756,118

Security	Shares	Value

NETHERLANDS — 1.20%
ASML Holding NV	75,684	$7,047,384
Gemalto NVb	13,833	1,433,717

		8,481,101
SOUTH KOREA — 3.79%
Samsung Electronics Co. Ltd.	20,511	26,799,310

		26,799,310
SPAIN — 0.42%
Amadeus IT Holding SA Class A	72,186	2,976,864

		2,976,864
SWEDEN — 1.08%
Hexagon AB Class B	43,725	1,408,807
Telefonaktiebolaget LM Ericsson Class B	516,114	6,233,960

		7,642,767
TAIWAN — 3.70%
Delta Electronics Inc.	318,000	2,316,465
Hon Hai Precision Industry Co. Ltd.	1,908,914	6,393,308
MediaTek Inc.	237,000	4,008,473
Taiwan Semiconductor Manufacturing Co. Ltd.	3,180,600	13,475,313

		26,193,559
UNITED KINGDOM — 0.69%
ARM Holdings PLC	240,408	3,621,451
Sage Group PLC (The)	189,862	1,246,924

		4,868,375
UNITED STATES — 78.55%
Accenture PLC Class A	107,484	8,689,007
Adobe Systems Inc.[a]	78,705	5,695,094
Akamai Technologies Inc.[a]	30,210	1,844,623
Alliance Data Systems Corp.[a,b]	9,222	2,593,687
Altera Corp.	52,947	1,840,438
Amphenol Corp. Class A	26,394	2,542,798
Analog Devices Inc.	52,947	2,862,844
Apple Inc.	1,022,529	95,023,620
Applied Materials Inc.	206,382	4,653,914
Autodesk Inc.[a]	38,796	2,187,318
Automatic Data Processing Inc.	81,408	6,454,026
Avago Technologies Ltd.	42,612	3,071,047
Broadcom Corp. Class A	94,287	3,499,933
CA Inc.	54,696	1,571,963
Cisco Systems Inc.	868,776	21,589,084
Citrix Systems Inc.[a]	27,825	1,740,454
Cognizant Technology Solutions Corp. Class Aa	103,350	5,054,848
Computer Sciences Corp.	24,645	1,557,564
Corning Inc.	221,646	4,865,130
eBay Inc.[a]	193,503	9,686,760
Electronic Arts Inc.[a,b]	53,424	1,916,319
EMC Corp.	346,938	9,138,347
F5 Networks Inc.[a]	12,879	1,435,236
Facebook Inc. Class Aa	291,606	19,622,168
Fidelity National Information Services Inc.	48,972	2,680,727

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

June 30, 2014

Security	Shares	Value

First Solar Inc.[a]	12,084	$858,689
Fiserv Inc.[a]	42,453	2,560,765
FLIR Systems Inc.	24,009	833,833
Google Inc. Class Aa	48,018	28,074,684
Google Inc. Class Ca	48,018	27,623,795
Harris Corp.	17,967	1,361,000
Hewlett-Packard Co.	317,364	10,688,820
Intel Corp.	843,972	26,078,735
International Business Machines Corp.	161,385	29,254,259
Intuit Inc.	48,177	3,879,694
Jabil Circuit Inc.	31,482	657,974
Juniper Networks Inc.[a]	80,295	1,970,439
KLA-Tencor Corp.	27,984	2,032,758
Lam Research Corp.	27,507	1,858,923
Linear Technology Corp.	39,909	1,878,517
MasterCard Inc. Class A	170,607	12,534,496
Microchip Technology Inc.	33,708	1,645,287
Micron Technology Inc.[a]	181,578	5,982,995
Microsoft Corp.	1,274,862	53,161,745
Motorola Solutions Inc.	38,319	2,550,896
NetApp Inc.	56,127	2,049,758
NVIDIA Corp.	94,446	1,751,029
Oracle Corp.	582,576	23,611,805
Paychex Inc.	54,696	2,273,166
QUALCOMM Inc.	286,200	22,667,040
Red Hat Inc.[a]	32,118	1,775,162
Salesforce.com Inc.[a,b]	95,877	5,568,536
SanDisk Corp.	38,319	4,001,653
Seagate Technology PLC	55,332	3,143,964
Symantec Corp.	117,342	2,687,132
TE Connectivity Ltd.	69,006	4,267,331
Teradata Corp.[a,b]	26,871	1,080,214
Texas Instruments Inc.	182,691	8,730,803
Total System Services Inc.	28,143	883,972
VeriSign Inc.[a,b]	20,988	1,024,424
Visa Inc. Class A	85,383	17,991,052
Western Digital Corp.	35,457	3,272,681
Western Union Co.	92,379	1,601,852
Xerox Corp.	186,507	2,320,147
Xilinx Inc.	45,474	2,151,375
Yahoo! Inc.[a]	159,000	5,585,670

		555,744,019

TOTAL COMMON STOCKS (Cost: $545,057,643)		706,016,999

SHORT-TERM INVESTMENTS — 2.15%

MONEY MARKET FUNDS — 2.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	9,934,587	9,934,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	610,757	610,757

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,690,710	$4,690,710

		15,236,054

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,236,054)		15,236,054

TOTAL INVESTMENTS IN SECURITIES — 101.95% (Cost: $560,293,697)		721,253,053
Other Assets, Less Liabilities — (1.95)%		(13,792,132)

NET ASSETS — 100.00%		$707,460,921

SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TELECOM ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.28%

AUSTRALIA — 4.90%
Telstra Corp. Ltd.	4,461,214	$21,937,843

		21,937,843
BELGIUM — 0.37%
Belgacom SA	49,700	1,649,113

		1,649,113
CANADA — 5.87%
BCE Inc.	278,462	12,653,205
Rogers Communications Inc. Class B	132,912	5,358,157
TELUS Corp. NVS	221,804	8,281,599

		26,292,961
CHINA — 4.15%
China Mobile Ltd.	1,917,000	18,600,244

		18,600,244
FRANCE — 5.39%
Orange	823,884	13,000,442
Vivendi SA	455,536	11,145,470

		24,145,912
GERMANY — 4.23%
Deutsche Telekom AG Registered	1,082,182	18,965,374

		18,965,374
ITALY — 0.99%
Telecom Italia SpA[a]	3,489,082	4,418,797

		4,418,797
JAPAN — 11.37%
Nippon Telegraph and Telephone Corp.	269,800	16,826,380
NTT DOCOMO Inc.	511,200	8,739,928
SoftBank Corp.	340,800	25,375,395

		50,941,703
MEXICO — 3.56%
America Movil SAB de CV Series L	15,392,880	15,958,856

		15,958,856
NETHERLANDS — 0.93%
Koninklijke KPN NVa	1,144,520	4,169,840

		4,169,840

Security	Shares	Value

NORWAY — 1.27%
Telenor ASA	249,352	$5,676,788

		5,676,788
PORTUGAL — 0.18%
Portugal Telecom SGPS SA Registered	222,798	816,297

		816,297
SINGAPORE — 1.86%
Singapore Telecommunications Ltd.	2,698,550	8,333,869

		8,333,869
SPAIN — 5.54%
Telefonica SA	1,448,684	24,832,996

		24,832,996
SWEDEN — 2.05%
Millicom International Cellular SA SDR[b]	23,288	2,131,864
Tele2 AB Class B	106,784	1,257,062
TeliaSonera AB	790,088	5,768,463

		9,157,389
SWITZERLAND — 1.05%
Swisscom AG Registered	8,094	4,705,071

		4,705,071
TAIWAN — 0.90%
Chunghwa Telecom Co. Ltd. SP ADR[b]	125,156	4,012,501

		4,012,501
UNITED KINGDOM — 11.21%
BT Group PLC	2,821,398	18,568,208
Vodafone Group PLC	9,486,168	31,628,832

		50,197,040
UNITED STATES — 33.46%
AT&T Inc.	1,857,786	65,691,313
CenturyLink Inc.	205,190	7,427,878
Frontier Communications Corp.	358,976	2,096,420
Verizon Communications Inc.	1,482,054	72,516,902
Windstream Holdings Inc.[b]	216,408	2,155,424

		149,887,937

TOTAL COMMON STOCKS
(Cost: $454,973,220)		444,700,531

SHORT-TERM INVESTMENTS — 11.49%

MONEY MARKET FUNDS — 11.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,826,566	5,826,566

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

June 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,d,e]	358,205	$358,205
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	45,272,733	45,272,733

		51,457,504

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,457,504)		51,457,504

TOTAL INVESTMENTS IN SECURITIES — 110.77% (Cost: $506,430,724)		496,158,035
Other Assets, Less Liabilities — (10.77)%		(48,223,854)

NET ASSETS — 100.00%		$447,934,181

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

116

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 96.25%

BRAZIL — 2.53%
Fibria Celulose SA SP ADR[a,b]	808,132	$7,855,043

		7,855,043
CANADA — 11.91%
Canfor Corp.[a]	593,328	13,012,385
West Fraser Timber Co. Ltd.	495,128	24,037,055

		37,049,440
FINLAND — 7.55%
Stora Enso OYJ Class R	1,140,360	11,101,015
UPM-Kymmene OYJ	725,220	12,391,831

		23,492,846
HONG KONG — 1.32%
Nine Dragons Paper (Holdings) Ltd.[b]	6,031,000	4,100,895

		4,100,895
IRELAND — 3.43%
Smurfit Kappa Group PLC	466,100	10,660,479

		10,660,479
JAPAN — 8.75%
Nippon Paper Industries Co. Ltd.	431,100	8,110,919
Oji Holdings Corp.	2,835,000	11,669,661
Sumitomo Forestry Co. Ltd.	608,000	7,418,074

		27,198,654
SOUTH AFRICA — 1.94%
Sappi Ltd.[a]	1,677,956	6,035,989

		6,035,989
SWEDEN — 2.14%
Holmen AB Class B	185,820	6,640,250

		6,640,250
UNITED KINGDOM — 4.01%
Mondi PLC	687,584	12,485,560

		12,485,560
UNITED STATES — 52.67%
Deltic Timber Corp.	81,732	4,938,247
International Paper Co.	262,452	13,245,953
KapStone Paper and Packaging Corp.[a]	294,004	9,740,353
MeadWestvaco Corp.	327,328	14,487,537
Packaging Corp. of America	165,428	11,826,448
Plum Creek Timber Co. Inc.[b]	571,544	25,776,634

Security	Shares	Value

Potlatch Corp.	296,360	$12,269,304
Rayonier Advanced Materials Inc.	178,824	6,929,430
Rayonier Inc.	536,472	19,071,580
Resolute Forest Products Inc.[a]	345,940	5,804,873
Sonoco Products Co.	290,680	12,769,572
Weyerhaeuser Co.	814,804	26,961,864

		163,821,795

TOTAL COMMON STOCKS
(Cost: $240,467,687)		299,340,951

PREFERRED STOCKS — 3.47%

BRAZIL — 3.47%
Klabin SA	10,858,800	10,789,334

TOTAL PREFERRED STOCKS
(Cost: $13,787,410)		10,789,334

SHORT-TERM INVESTMENTS — 7.45%

MONEY MARKET FUNDS — 7.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	17,903,357	17,903,357
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,100,660	1,100,660
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,172,098	4,172,098

		23,176,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,176,115)		23,176,115

TOTAL INVESTMENTS IN SECURITIES — 107.17%
(Cost: $277,431,212)		333,306,400
Other Assets, Less Liabilities — (7.17)%		(22,287,719)

NET ASSETS — 100.00%		$311,018,681

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

117

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRALIA — 1.23%
AGL Energy Ltd.	121,632	$1,777,141
APA Group	183,456	1,193,038

		2,970,179
BRAZIL — 0.18%
CPFL Energia SA SP ADR	24,384	443,789

		443,789
CANADA — 0.90%
Fortis Inc.	47,136	1,436,892
TransAlta Corp.	59,616	732,082

		2,168,974
CHILE — 1.04%
Empresa Nacional de Electricidad SA SP ADR	24,096	1,089,139
Enersis SA SP ADR	84,096	1,417,018

		2,506,157
FINLAND — 1.06%
Fortum OYJ	95,808	2,572,353

		2,572,353
FRANCE — 6.03%
Electricite de France SA	64,992	2,046,628
GDF Suez	333,888	9,190,857
Suez Environnement SA	71,424	1,367,107
Veolia Environnement	103,680	1,975,283

		14,579,875
GERMANY — 5.67%
E.ON SE	439,872	9,081,943
RWE AG	107,616	4,621,397

		13,703,340
HONG KONG — 3.78%
CLP Holdings Ltd.	432,000	3,545,027
Hong Kong and China Gas Co. Ltd. (The)[a]	1,407,015	3,078,954
Power Assets Holdings Ltd.	288,000	2,517,564

		9,141,545
ITALY — 5.24%
Enel SpA	1,425,408	8,302,097
Snam SpA	453,504	2,732,027
Terna SpA	307,392	1,621,175

		12,655,299

Security	Shares	Value

JAPAN — 4.29%
Chubu Electric Power Co. Inc.[b]	153,600	$1,908,913
Kansai Electric Power Co. Inc. (The)[b]	182,400	1,719,481
Kyushu Electric Power Co. Inc.[b]	105,600	1,189,375
Osaka Gas Co. Ltd.	427,000	1,795,587
Tokyo Electric Power Co. Inc.[b]	182,400	759,812
Tokyo Gas Co. Ltd.	511,000	2,986,151

		10,359,319
PORTUGAL — 1.19%
Energias de Portugal SA	570,720	2,863,055

		2,863,055
SPAIN — 6.53%
Acciona SAa	5,664	506,548
Enagas SA	44,544	1,433,205
Gas Natural SDG SA	77,184	2,437,428
Iberdrola SA	1,204,800	9,209,450
Red Electrica Corporacion SA	23,808	2,177,462

		15,764,093
UNITED KINGDOM — 11.88%
Centrica PLC	1,117,536	5,973,216
Drax Group PLC	88,224	966,192
National Grid PLC	846,144	12,152,939
Severn Trent PLC	52,320	1,728,354
SSE PLC	210,240	5,633,030
United Utilities Group PLC	149,664	2,257,063

		28,710,794
UNITED STATES — 49.98%
AES Corp. (The)	144,864	2,252,635
AGL Resources Inc.	26,208	1,442,226
Ameren Corp.	53,280	2,178,086
American Electric Power Co. Inc.	107,328	5,985,683
CenterPoint Energy Inc.	94,368	2,410,159
CMS Energy Corp.	59,136	1,842,086
Consolidated Edison Inc.	64,320	3,713,837
Dominion Resources Inc.	127,872	9,145,405
DTE Energy Co.	39,072	3,042,537
Duke Energy Corp.	155,520	11,538,029
Edison International	71,808	4,172,763
Entergy Corp.	39,552	3,246,824
Exelon Corp.	188,832	6,888,591
FirstEnergy Corp.	92,160	3,199,795
Integrys Energy Group Inc.	17,568	1,249,612
NextEra Energy Inc.	96,000	9,838,080
NiSource Inc.	69,312	2,726,734
Northeast Utilities	69,408	3,280,916
NRG Energy Inc.	74,208	2,760,538
Pepco Holdings Inc.	55,104	1,514,258
PG&E Corp.	102,240	4,909,565
Pinnacle West Capital Corp.	24,288	1,404,818
PPL Corp.	138,912	4,935,543
Public Service Enterprise Group Inc.	111,264	4,538,459
SCANA Corp.	31,104	1,673,706
Sempra Energy	50,208	5,257,280
Southern Co. (The)	195,840	8,887,219

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2014

Security	Shares	Value

TECO Energy Inc.	45,024	$832,043
Wisconsin Energy Corp.	49,536	2,324,229
Xcel Energy Inc.	110,208	3,552,004

		120,743,660

TOTAL COMMON STOCKS (Cost: $256,432,169)		239,182,432

PREFERRED STOCKS — 0.52%

BRAZIL — 0.52%
Companhia Energetica de Minas Gerais SP ADR	158,208	1,264,082

TOTAL PREFERRED STOCKS (Cost: $1,383,432)		1,264,082

SHORT-TERM INVESTMENTS — 3.08%

MONEY MARKET FUNDS — 3.08%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[c,d,e]	2,170,342	2,170,342
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,d,e]	133,428	133,428
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	5,129,301	5,129,301

		7,433,071

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,433,071)		7,433,071

TOTAL INVESTMENTS IN SECURITIES — 102.60% (Cost: $265,248,672)		247,879,585
Other Assets, Less Liabilities — (2.60)%		(6,279,528)

NET ASSETS — 100.00%		$241,600,057

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

119

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.58%

ALABAMA — 0.26%
Auburn University RB College & University Revenue
5.00%, 06/01/15		$140	$146,198
State of Alabama GO
Series C
4.00%, 06/01/15		125	129,445

			275,643
ALASKA — 0.99%
Borough of North Slope GO
Series A
4.00%, 06/30/15		100	103,835
5.00%, 06/30/15	(NPFGC)	210	220,151
City of Anchorage GO
Series B
5.00%, 08/01/15		115	121,023
Series D
5.00%, 08/01/15	(AMBAC)	150	157,855
State of Alaska GO
Series A
3.00%, 08/01/15		180	185,582
4.00%, 08/01/15		250	260,465

			1,048,911
ARIZONA — 4.67%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 01/01/20	(PR 07/01/15)	200	209,654
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/15		135	140,164
Series C
5.50%, 07/01/15		245	258,054
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	103,877
5.00%, 07/01/15		125	131,099
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		250	262,197
City of Chandler GO
5.00%, 07/01/15		80	83,845
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	102,344
City of Glendale GO
Series A
4.00%, 07/01/15		150	155,229
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	105,015
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	104,868
City of Phoenix GO
Series B
4.00%, 07/01/15		300	311,631

Security		Principal (000s)	Value

City of Scottsdale GO
Series 2008A
3.50%, 07/01/15		$100	$103,366
City of Tempe GO
3.38%, 07/01/15		200	206,440
County of Pima GO
5.00%, 07/01/15	(AGM)	185	193,969
County of Pima RB Sewer Revenue
Series A
4.00%, 07/01/15		225	233,676
5.00%, 07/01/15		70	73,401
Greater Arizona Development Authority RB Miscellaneous Revenue
Series 1
5.00%, 08/01/15	(NPFGC)	95	99,668
Maricopa County Community College District GO
Series C
4.00%, 07/01/15		250	259,692
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/15		100	103,846
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	250	259,562
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	415	431,397
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	262,120
Phoenix Civic Improvement Corp. RB Sewer Revenue
4.00%, 07/01/15	(NPFGC)	200	207,712
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		200	207,754
Series B
4.00%, 07/01/15		100	103,877
Pima County Unified School District No. 1 Tucson GO
Series C
4.50%, 07/01/15	(NPFGC-FGIC)	120	125,142
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	104,879

			4,944,478
CALIFORNIA — 12.68%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	250	249,002
California State Public Works Board RB Lease Abatement
Series A
5.00%, 06/01/15		175	182,737
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	130	129,262
City & County of San Francisco GO
5.00%, 06/15/15		475	497,429
Series B
5.00%, 06/15/15		235	246,097
Series E
5.00%, 06/15/15		125	130,903
City of Los Angeles RB Wastewater System Revenue
4.00%, 06/01/15		125	129,469
City of Newport Beach COP Lease Abatement
4.00%, 07/01/15		75	77,792

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

City of Pasadena RB Electric Power & Light Revenues Series A
4.00%, 06/01/15		$125	$129,361
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	152,700
Coast Community College District GO
5.25%, 08/01/15	(NPFGC)	240	253,354
County of Orange RB General Fund Series A
5.00%, 06/01/15	(NPFGC)	175	182,828
County of Santa Clara GO Series B
5.00%, 08/01/15		75	79,005
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	225	224,417
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/15	(NPFGC)	50	52,383
Foothill-De Anza Community College District GO Series C
5.25%, 08/01/15	(NPFGC-FGIC)	100	105,611
Fremont Unified School District GO
4.00%, 08/01/15		135	140,605
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	105,363
Los Angeles Community College District GO Series E-1
3.00%, 08/01/15		170	175,309
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		250	262,405
5.00%, 07/01/15	(AGM)	125	131,203
Series B
5.00%, 07/01/15		175	183,683
Series D
5.00%, 07/01/15		200	209,924
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue Series A
4.00%, 07/01/15		100	103,784
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
1.00%, 07/01/15		260	262,423
5.00%, 07/01/15		480	503,717
Series A-1
5.00%, 07/01/15	(AGM)	230	241,364
Los Angeles Department of Water & Power RB Water Revenue Series A-1
5.00%, 07/01/15	(AMBAC)	125	131,176
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	210,300
5.75%, 07/01/15	(NPFGC)	100	105,651
Series A
3.00%, 07/01/15		100	102,896
6.00%, 07/01/15	(FGIC)	100	105,860
Series A-1
5.00%, 07/01/15		125	131,125
Series B
5.00%, 07/01/15	(AMBAC)	150	157,350
Series E
5.00%, 07/01/15	(AGM)	100	104,900
5.00%, 07/01/15	(AMBAC)	100	104,900
Series F
5.00%, 07/01/15	(FGIC)	225	236,025

Security		Principal (000s)	Value

Series G
5.00%, 07/01/15	(AMBAC)	$60	$62,940
Series H
5.00%, 07/01/15	(AGM)	100	104,900
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/15		190	199,428
Series B
2.50%, 07/01/15		100	102,456
4.00%, 07/01/15		95	98,761
Series C
4.00%, 07/01/15		80	83,118
Morgan Hill Unified School District GO
0.00%, 08/01/15	(AMBAC)	60	59,681
Newport Mesa Unified School District GO
3.50%, 08/01/15	(NPFGC)	100	103,790
Northern California Power Agency RB Electric Power & Light Revenues
5.00%, 07/01/15	(AGM)	200	209,882
Orange County Sanitation District RB Sewer Revenue Series A
5.00%, 08/01/15		150	158,115
Rancho California Water District Financing Authority RB Water Revenue Series A
3.50%, 08/01/15	(AGM)	100	103,421
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/15	(NPFGC)	100	105,476
Series U
3.38%, 08/15/15	(AGM)	210	217,665
5.00%, 08/15/15	(AGM)	115	121,297
San Diego Community College District GO
3.00%, 08/01/15		200	206,246
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
4.00%, 07/01/15		150	155,414
San Diego Unified School District GO
Series A
0.00%, 07/01/15	(NPFGC-FGIC)	100	99,570
Series B
2.00%, 07/01/15		100	101,884
Series C-2
5.00%, 07/01/15	(AGM)	150	157,333
Series D-3
5.00%, 07/01/15	(AGM)	255	267,467
Series G
4.00%, 07/01/15	(AGM)	110	114,276
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/15	(NPFGC)	315	330,498
San Francisco Unified School District GO Series B
4.00%, 06/15/15		260	269,711
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/15	(NPFGC)	100	104,741
Santa Clara Unified School District GO
1.00%, 07/01/15		200	201,784
Santa Monica Community College District GO
Series C
0.00%, 08/01/17	(PR 08/01/15) (NPFGC)	600	546,864
0.00%, 08/01/19	(PR 08/01/15) (NPFGC)	100	82,782

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Santa Monica-Malibu Unified School District GO
5.25%, 08/01/15		$100	$105,611
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	52,647
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		375	389,617
Series A
5.00%, 07/01/15		100	104,900
Series A-1
5.00%, 07/01/15	(AMBAC)	150	157,194
State of California GO
4.00%, 08/01/15		405	421,965
4.13%, 06/01/15	(NPFGC)	385	399,133
5.00%, 06/01/15		270	282,082
5.00%, 08/01/15		50	52,636
Series A
4.00%, 07/01/15		305	316,541
Visalia Unified School District GO
4.00%, 08/01/15		150	155,426
West Contra Costa Unified School District GO
Series D
0.00%, 08/01/15	(NPFGC-FGIC)	100	99,326

			13,438,891
COLORADO — 1.21%
Colorado Department of Transportation RB Federal Grant Revenue
Series B
5.00%, 06/15/15	(NPFGC)	125	130,805
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	435	457,281
Platte River Power Authority RB Electric Power & Light Revenues
Series GG
5.00%, 06/01/15	(AGM)	175	182,747
Regional Transportation District COP Lease Renewal
Series A
2.00%, 06/01/15		250	254,162
University of Colorado Regents RB College & University Revenue
5.25%, 06/01/15	(NPFGC-FGIC)	100	104,676
Series A
3.25%, 06/01/15		150	154,259

			1,283,930
CONNECTICUT — 1.10%
City of Danbury GO
Series B
5.00%, 07/01/15		100	104,816
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	205,314
State of Connecticut GO
Series C
5.00%, 06/01/15		420	438,808
State of Connecticut RB Water Revenue
Series A
4.13%, 07/01/15		100	104,002
State of Connecticut ST Miscellaneous Taxes
Series B
5.00%, 07/01/15	(AMBAC)	300	314,604

			1,167,544

Security		Principal (000s)	Value

DELAWARE — 0.51%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		$220	$230,780
State of Delaware GO
Series A
5.00%, 07/01/15		100	104,879
Series B
5.00%, 07/01/15		200	209,758

			545,417
DISTRICT OF COLUMBIA — 1.11%
District of Columbia GO
Series A
4.00%, 06/01/15		100	103,453
5.00%, 06/01/30	(PR06/01/15) (AMBAC)	600	626,562
Series B
6.00%, 06/01/15	(NPFGC)	100	105,317
Series C
5.00%, 06/01/15	(AGM)	110	114,860
Series E
5.00%, 06/01/15	(BHAC)	220	229,719

			1,179,911
FLORIDA — 5.44%
Broward County School Board COP Lease Renewal
Series A
4.00%, 07/01/15		100	103,774
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	246,245
County of Hillsborough RB Water Revenue
5.50%, 08/01/15	(AMBAC)	160	169,270
County of Miami-Dade GO
4.00%, 07/01/15		100	103,825
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.50%, 07/01/15		210	216,959
5.00%, 07/01/15		975	1,021,956
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/15		250	262,145
Series B
5.00%, 07/01/15	(AMBAC)	210	220,202
Series C
5.00%, 07/01/15		125	131,073
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	500	524,135
5.00%, 07/01/15	(AMBAC)	100	104,827
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	131,073
Series B
4.00%, 07/01/15		465	482,930
Series C
5.00%, 07/01/15		100	104,858
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(SGI)	150	157,241
Series A
5.00%, 07/01/15		100	104,827

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

State of Florida GO
4.00%, 07/01/15		$100	$103,877
6.38%, 07/01/15		100	106,214
Series A
5.00%, 06/01/15		420	438,795
5.00%, 06/01/15	(NPFGC-FGIC)	415	433,571
Series B
4.00%, 06/01/15		100	103,556
5.00%, 06/01/15		200	208,950
Series C
5.00%, 06/01/15		100	104,475
Series D
5.00%, 06/01/15		175	182,831

			5,767,609
GEORGIA — 2.21%
County of Columbia RB Water Revenue
4.00%, 06/01/15		100	103,462
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	258,937
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
4.00%, 06/01/15		100	103,396
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/15		395	412,301
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	156,245
Series A
4.00%, 08/01/15	(GTD)	100	104,163
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	140	146,699
5.00%, 07/01/15	(NPFGC-FGIC)	130	136,221
State of Georgia GO Series C
5.00%, 07/01/15		880	922,935

			2,344,359
HAWAII — 2.04%
City & County of Honolulu GO Series B
5.25%, 07/01/15	(AGM)	250	262,822
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	100	104,848
Series B
4.25%, 07/01/15	(NPFGC)	115	119,710
County of Hawaii GO Series B
5.00%, 07/15/15	(NPFGC)	100	104,976
County of Maui GO Series B
4.00%, 06/01/15		150	155,334
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	525	550,557
Series DO
5.00%, 08/01/15		315	331,566
Series EJ
5.00%, 08/01/15		135	142,100

Security		Principal (000s)	Value

State of Hawaii RB Fuel Sales Tax Revenue Series A
3.75%, 07/01/15	(AGM)	$250	$259,015
University of Hawaii Board of Regents RB College & University Revenue Series A
5.00%, 07/15/15	(NPFGC)	120	126,012

			2,156,940
ILLINOIS — 2.55%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	78,086
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/15	(AGM)	100	105,145
Series A
5.00%, 07/01/15	(NPFGC)	140	146,815
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC)	100	105,355
Series B
5.50%, 06/01/15	(NPFGC-FGIC)	100	104,925
State of Illinois GO
4.00%, 07/01/15		205	212,462
5.00%, 08/01/15		100	105,006
First Series
5.50%, 08/01/15	(NPFGC)	550	580,509
State of Illinois RB Federal Grant Revenue Series A
5.00%, 06/15/15		415	434,314
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		125	129,620
5.00%, 06/15/15		420	439,527
5.00%, 06/15/15	(AGM)	100	104,614
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	157,638

			2,704,016
INDIANA — 0.10%
Purdue University Trustees RB College & University Revenue Series Y
4.50%, 07/01/15		100	104,357

			104,357
IOWA — 0.29%
City of West Des Moines GO Series A
4.00%, 06/01/15		100	103,556
Iowa Finance Authority RB Miscellaneous Revenue
3.00%, 08/01/15		100	103,078
5.00%, 08/01/15		100	105,248

			311,882
KENTUCKY — 0.67%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/21	(PR 08/01/15) (AGM)	350	368,330
5.00%, 08/01/22	(PR 08/01/15) (AGM)	125	131,546
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	105,237

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15		$100	$104,848

			709,961
LOUISIANA — 0.60%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	350	368,564
Series B
5.00%, 07/15/15	(AGC)	250	262,735

			631,299
MAINE — 0.10%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	104,775

			104,775
MARYLAND — 5.54%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15	(AMBAC)	200	209,632
County of Calvert GO
2.00%, 07/15/15		150	152,910
County of Frederick GO
Series A
5.00%, 07/01/15		275	288,417
County of Howard GO
Series B
5.00%, 08/15/15		330	347,995
County of Montgomery GO
Series A
5.00%, 06/01/15		250	261,187
County of Montgomery GOL
Series A
5.00%, 08/01/15		110	115,797
County of Prince George’s GOL
Series A
5.00%, 07/15/15		100	105,062
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		410	428,347
State of Maryland GO
Second Series
4.00%, 08/01/15		500	520,930
5.00%, 07/15/15		250	262,655
5.00%, 08/01/15		180	189,486
Second Series A
3.00%, 08/01/15		150	154,652
4.00%, 08/01/15		100	104,186
5.00%, 08/01/15		200	210,540
5.00%, 08/01/17	(PR 08/01/15)	575	605,015
Series DD
5.50%, 08/01/15		100	105,813
Series E
5.00%, 08/01/15		65	68,426
Washington Suburban Sanitary District GO
4.25%, 06/01/15		150	155,679
5.00%, 06/01/15		455	475,362
5.00%, 06/01/16	(PR 06/01/15)	620	647,689

Security		Principal (000s)	Value

5.00%, 06/01/17	(PR 06/01/15)	$440	$459,650

			5,869,430
MASSACHUSETTS — 7.07%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		515	542,223
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/15		150	156,302
Series B
4.00%, 06/01/15		100	103,567
5.25%, 08/01/15		310	327,227
Series D
4.00%, 08/01/15		400	416,804
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/15		100	104,644
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		250	261,187
5.50%, 06/01/15	(NPFGC-FGIC)	225	236,059
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	114,231
4.75%, 07/01/34	(PR 07/01/15)	1,015	1,061,660
Series B
5.00%, 07/01/15		170	178,330
Series C
5.00%, 07/01/15		100	104,889
Massachusetts Development Finance Agency RB College & University Revenue
Series R-1
5.00%, 07/01/15		150	157,318
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
Series A
5.00%, 07/01/15		365	382,655
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	209,530
Series C
5.00%, 07/01/15		100	104,754
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	400	421,812
5.00%, 08/15/15	(AMBAC)	250	263,632
5.00%, 08/15/22	(PR 08/15/15) (AGM)	460	485,029
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 9
5.25%, 08/01/17	(PR 08/01/15)	1,000	1,055,300
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15		315	331,600
Series 12
5.00%, 08/01/15		150	157,905
Series A
5.25%, 08/01/15		300	316,626

			7,493,284

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

MICHIGAN — 0.59%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/15		$600	$629,274

			629,274
MINNESOTA — 1.60%
State of Minnesota GO
Series A
5.00%, 06/01/15		200	208,950
5.00%, 08/01/15		250	263,175
Series D
3.00%, 08/01/15		150	154,652
5.00%, 08/01/15		300	315,810
Series F
4.00%, 08/01/15		725	755,348

			1,697,935
MONTANA — 0.10%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/15	(NPFGC)	105	109,689

			109,689
NEBRASKA — 0.66%
City of Omaha GO
5.00%, 06/01/15		275	287,174
Omaha School District GO
4.00%, 06/15/15		300	311,148
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	105,063

			703,385
NEVADA — 1.45%
Clark County School District GOL
5.50%, 06/15/15	(AGM)	200	210,184
Series A
5.00%, 06/15/15	(NPFGC)	125	130,792
5.25%, 06/15/15	(NPFGC-FGIC)	375	393,274
Series B
5.00%, 06/15/15		270	282,512
County of Clark GOL Series B
5.00%, 06/01/15	(AGM)	200	208,874
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/15		100	104,848
County of Clark RB Port Airport & Marina Revenue
5.00%, 07/01/15		100	104,620
Series D
5.00%, 07/01/15		100	104,827

			1,539,931
NEW HAMPSHIRE — 0.80%
City of Nashua GO
5.00%, 07/15/15	(NPFGC)	175	183,839

Security		Principal (000s)	Value

New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A

5.00%, 08/15/15		$405	$427,036
State of New Hampshire GO
Series A
3.50%, 06/01/15		125	128,884
Series B
4.00%, 06/01/15		100	103,566

			843,325
NEW JERSEY — 3.20%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		400	417,268
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 06/01/15	(SAP)	100	104,364
5.00%, 07/01/15		100	104,879
Series J
5.00%, 07/01/15	(NPFGC)	125	130,930
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue Series A
5.00%, 06/15/15	(NPFGC-FGIC)	350	365,627
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/15	(ETM)	100	105,399
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	361,905
Series D
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	125	130,826
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	104,661
State of New Jersey GO
5.00%, 06/01/15		315	328,677
Series L
5.25%, 07/15/15	(AMBAC)	705	741,463
Series M
5.50%, 07/15/15	(AMBAC)	125	131,790
Series N
5.50%, 07/15/15	(AMBAC)	105	110,704
Series Q
5.00%, 08/15/15		240	252,708

			3,391,201
NEW MEXICO — 1.51%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15		100	105,248
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15	(NPFGC)	500	524,515
New Mexico Finance Authority RB Miscellaneous Revenue Series A
5.00%, 06/15/15	(NPFGC)	150	156,846
City of nta Fe Public School District GO
3.00%, 08/01/15	(SAW)	250	257,667
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/15		200	209,758
Series A
5.00%, 07/01/15		325	340,857

			1,594,891

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

NEW YORK — 9.77%
City of New York GO
Series A
4.00%, 08/01/15		$140	$145,858
5.00%, 08/01/15		250	263,172
Series A-1
5.00%, 08/01/15		955	1,005,319
Series B
4.00%, 08/01/15		100	104,184
5.00%, 08/01/15		200	210,538
Series C
5.00%, 08/01/15		275	289,490
Series D
5.00%, 08/01/15		100	105,269
Series E
3.00%, 08/01/15		150	154,649
4.00%, 08/01/15		225	234,414
5.00%, 08/01/15		530	557,926
Series F
5.00%, 08/01/15		85	89,479
Series G
3.00%, 08/01/15		100	103,099
5.00%, 08/01/15		495	521,082
Series H
3.00%, 08/01/15		100	103,099
4.00%, 08/01/15		180	187,531
Series I
4.00%, 08/01/15		235	244,832
5.00%, 08/01/15		100	105,269
Series I-1
5.00%, 08/01/15		200	210,538
Series J-1
4.00%, 08/01/15		100	104,184
5.00%, 08/01/15		100	105,269
Series O
5.00%, 06/01/15	(ETM)	25	26,104
5.00%, 06/01/15		215	224,604
Series P
3.60%, 08/01/15	(NPFGC)	100	103,750
County of Orange GO
Series A
5.00%, 07/15/15		100	105,030
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15	(AGM)	100	99,600
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15	(SAP)	85	89,608
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		150	156,994
Series C
5.00%, 06/15/15		175	183,143
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
4.00%, 08/01/15		150	156,290
Series S-1
4.00%, 07/15/15	(SAW)	205	213,071
New York City Transitional Finance Authority RB Miscellaneous Revenue

Security		Principal (000s)	Value

Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	$100	$104,976
Series S-1A
5.00%, 07/15/15	(SAW)	150	157,464
Series S-2
5.00%, 07/15/15	(SAW)	115	120,722
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		475	500,070
Series A-3
4.00%, 08/01/15		85	88,564
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		200	209,632
Series A
3.00%, 07/01/15		250	257,035
3.00%, 07/01/15	(GOI)	100	102,875
4.00%, 07/01/15		100	103,681
5.00%, 07/01/15	(NPFGC)	330	345,893
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		275	287,823
Series E
5.00%, 08/15/15		150	158,191
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		200	209,696
5.00%, 07/01/15	(NPFGC-FGIC)	180	188,669
Series A
5.00%, 08/01/15		200	210,478
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/15		345	362,771
Series A
5.00%, 06/15/15		140	146,542
Series C
5.00%, 06/15/15		410	429,159
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	163,235

			10,350,871
NORTH CAROLINA — 1.19%
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15		165	173,824
County of Durham GO
Series B
4.00%, 06/01/15		100	103,556
County of Mecklenburg GO
Series A
4.00%, 08/01/15		375	390,698
State of North Carolina GO
Series A
5.00%, 06/01/15		420	438,795
Town of Cary GO
Series B
4.00%, 06/01/15		150	155,334

			1,262,207
OHIO — 2.04%
City of Columbus GO
Series A
5.00%, 06/01/15		570	595,507

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Ohio State University (The) RB College & University Revenue Series A
4.75%, 06/01/15		$100	$104,225
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/23	(PR 06/01/15)	200	208,894
State of Ohio GO
5.00%, 08/01/15		200	210,474
Series C
2.50%, 08/01/15		175	179,419
5.00%, 08/01/15		420	441,995
State of Ohio RB Federal Grant Revenue Series 2007-1
5.00%, 06/15/15	(AGM)	50	52,277
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/15		350	367,612

			2,160,403
OKLAHOMA — 1.07%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
3.38%, 06/01/15	(BHAC)	150	154,347
Oklahoma Capital Improvement Authority RB Appropriations Series A
2.00%, 07/01/15		120	122,174
Oklahoma Capital Improvement Authority RB College & University Revenue Series F
4.00%, 07/01/15	(AMBAC)	100	103,815
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/15		250	259,280
Oklahoma County Independent School District No. 89
3.70%, 07/01/15	(NPFGC-FGIC)	100	103,463
State of Oklahoma GO Series A
4.00%, 07/15/15		175	182,056
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		200	208,928

			1,134,063
OREGON — 0.85%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/15	(NPFGC)	400	417,824
City of Salem GOL
4.00%, 06/01/15		250	258,773
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	224,580

			901,177
PENNSYLVANIA — 2.34%
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 08/01/15	(AMBAC)	250	263,035
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		400	419,516
First Series
5.00%, 07/01/15		235	246,466
Second Series
5.00%, 08/01/15		50	52,635

Security		Principal (000s)	Value

Third Series
5.25%, 07/01/15		$250	$262,822
County of Bucks GO
5.00%, 06/01/15		90	94,045
County of York GO
5.00%, 06/01/15	(NPFGC)	100	104,380
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		215	223,335
5.00%, 07/01/15		400	419,516
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/15		125	130,729
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
4.75%, 06/01/15	(AGM)	150	156,285
Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15)(AGM)	100	105,698

			2,478,462
RHODE ISLAND — 0.16%
Rhode Island Economic Development Corp. SO Grant Anticipation Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	167,176

			167,176
SOUTH CAROLINA — 0.41%
State of South Carolina GO Series A
4.00%, 06/01/15		420	434,906

			434,906
SOUTH DAKOTA — 0.21%
South Dakota Conservancy District RB Water Revenue Series B
5.00%, 08/01/15		100	105,203
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/15	(ETM)(AGM)	50	52,214
5.00%, 06/01/15	(AGM)	65	67,827

			225,244
TENNESSEE — 0.57%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 08/01/15		100	105,272
Series A
4.00%, 07/01/15		225	233,723
5.00%, 07/01/15		150	157,319
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series B
4.00%, 07/01/15	(AGM)	100	103,630

			599,944
TEXAS — 7.18%
Austin Independent School District GO
4.00%, 08/01/15		100	104,186
4.50%, 08/01/15	(NPFGC)	100	104,728
5.25%, 08/01/15	(PSF)	250	263,940

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

City of Bryan RB Electric Power & Light Revenues
5.00%, 07/01/15		$75	$78,526
City of Corpus Christi RB Water Revenue
4.00%, 07/15/15		250	259,922
City of Dallas GOL
5.00%, 08/15/15		100	105,456
City of El Paso GOL
5.00%, 08/15/15	(AGM)	175	184,378
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/15	(NPFGC-FGIC)	200	209,570
City of San Antonio GOL
5.00%, 08/01/15		165	173,737
Corpus Christi Independent School District GO
4.00%, 08/15/15		100	104,306
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	261,410
County of Harris GOL Series C
4.00%, 08/15/15		200	208,664
Fort Bend Independent School District GO
5.00%, 08/15/15	(PSF)	200	210,976
Houston Independent School District GOL
0.00%, 08/15/15	(PSF)	100	99,700
3.00%, 07/15/15		185	190,515
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15	(PSF)	110	115,985
Keller Independent School District GO
5.50%, 08/15/15	(PSF)	100	106,050
Kerrville Independent School District GO
5.00%, 08/15/15	(PSF)	100	105,441
Klein Independent School District GO Series A
5.00%, 08/01/15	(PSF)	50	52,652
Leander Independent School District GO
0.00%, 08/15/15	(PSF)	285	284,145
5.00%, 08/15/15	(PSF)	100	105,441
Lewisville Independent School District GO
5.00%, 08/15/15	(NPFGC-FGIC)	150	158,091
Lone Star College System GOL
4.00%, 08/15/15		100	104,260
Magnolia Independent School District GO
5.00%, 08/15/15	(PSF)	100	105,441
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15)(PSF)	110	115,761
North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15		100	102,533
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	264,305
Round Rock Independent School District GO
5.00%, 08/01/15		200	210,608
5.00%, 08/01/15	(PSF)	100	105,304
San Antonio Independent School District GO
5.25%, 08/15/15	(PSF)	180	190,384
Socorro Independent School District GO Series A
5.00%, 08/15/15	(PSF)	300	316,464
State of Texas GO
Series A
4.00%, 08/01/15		250	260,465
Series E
5.00%, 08/01/15		200	210,590

Security		Principal (000s)	Value

Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		$150	$155,847
5.00%, 07/01/15		350	367,150
Series B
5.00%, 07/01/18	(PR 07/01/15)	510	534,618
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		230	241,645
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/15		100	105,780
Series A
5.00%, 08/15/15		100	105,499
Series B
5.25%, 08/15/15		365	386,097
Series C
5.00%, 08/15/15		225	237,373

			7,607,943
UTAH — 2.05%
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/15		125	131,588
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		250	262,145
Series B
5.00%, 07/01/15		200	209,716
State of Utah GO
Series A
5.00%, 07/01/15		405	424,760
Series B
4.00%, 07/01/15		960	997,219
Utah Transit Authority RB Sales Tax Revenue Series C
5.25%, 06/15/15	(AGM)	140	146,836

			2,172,264
VERMONT — 0.25%
State of Vermont GO Series C
5.00%, 08/15/15		250	263,633

			263,633
VIRGINIA — 4.04%
City of Alexandria GO
5.00%, 07/15/15		165	173,352
Series A
5.00%, 07/15/15		100	105,062
City of Richmond GO Series A
5.00%, 07/15/15	(AGM)	400	420,252
Commonwealth of Virginia GO
5.00%, 06/01/15		275	287,306
Series B
5.00%, 06/01/15		350	365,663
County of Arlington GO Series D
4.00%, 08/01/15		475	494,883
County of Henrico GO
5.00%, 07/15/15		100	105,062
County of Loudoun GO

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Series A
5.00%, 07/01/15	(SAW)	$100	$104,879
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	522,375
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		100	105,270
Series B
4.00%, 08/01/15	(SAP)	100	104,186
5.00%, 08/01/15		300	315,810
Series C
5.00%, 08/01/15		250	263,175
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/15		225	237,418
Series A
5.00%, 08/01/15		340	357,918
Series B
5.25%, 08/01/15		300	316,557

			4,279,168
WASHINGTON — 6.41%
City of Seattle GOL
Series B
5.00%, 08/01/15		185	194,753
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/15		100	104,186
County of King GOL Series A
5.00%, 07/01/15		165	173,050
County of Pierce GOL
Series A
4.00%, 07/01/15		85	88,216
County of Pierce RB Sewer Revenue
4.00%, 08/01/15		120	124,956
Energy Northwest RB Electric Power & Light Revenues
Series A
3.00%, 07/01/15		145	149,169
3.25%, 07/01/15		100	103,126
4.00%, 07/01/15		130	135,040
5.00%, 07/01/15		840	880,984
5.50%, 07/01/15		150	158,070
Series C
5.00%, 07/01/15		250	262,197
Energy Northwest RB Nuclear Revenue Series A
2.00%, 07/01/15		300	305,619
King County School District No. 411 Issaquah GO
5.63%, 06/01/15	(AGM)	250	262,575
Port of Seattle GOL
5.00%, 06/01/15		160	167,160
Port of Seattle RB Port Airport & Marina Revenue
3.00%, 08/01/15		100	103,027
4.00%, 06/01/15		100	103,490
Series A
5.00%, 08/01/15		100	105,195
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	249,205
4.00%, 07/01/15		175	181,785
Series A
5.00%, 07/01/15		300	314,637
Series C

Security		Principal or Shares (000s)	Value

5.00%, 08/01/15		$145	$152,644
Series D
5.00%, 07/01/15		225	235,978
Series F
4.50%, 07/01/15		570	594,955
Series R-2006A
5.00%, 07/01/15	(AMBAC)	170	178,294
5.00%, 07/01/18	(PR 07/01/15)
	(AMBAC)	1,395	1,462,630

			6,790,941
WEST VIRGINIA — 0.10%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	100	104,447

			104,447
WISCONSIN — 0.89%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		485	508,575
Series A
5.00%, 07/01/15		150	157,318
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15	(AGM)	165	173,463
State of Wisconsin RB Water Revenue
Series 4
5.00%, 06/01/15		100	104,475

			943,831

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $103,750,627)			104,468,948

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		63	62,610

			62,610

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,610)			62,610

TOTAL INVESTMENTS IN SECURITIES — 98.64%
(Cost: $103,813,237)			104,531,558
Other Assets, Less Liabilities — 1.36%			1,439,987

NET ASSETS — 100.00%			$105,971,545

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2014

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

130

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.09%

ALASKA — 0.74%
Borough of North Slope GO
Series A
5.00%, 06/30/16	(NPFGC)	$100	$109,134
Series B
4.00%, 06/30/16		175	187,502
City of Anchorage GO
Series A
5.00%, 08/01/16		100	109,641
Series D
5.00%, 08/01/16	(AMBAC)	100	109,641
State of Alaska GO
Series A
4.00%, 08/01/16		235	252,982
5.00%, 08/01/16		125	137,161

			906,061
ARIZONA — 4.98%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/16	(AMBAC)	100	107,091
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		200	217,326
Arizona Transportation Board RB Federal Grant Revenue
4.00%, 07/01/16		95	101,914
Series A
4.00%, 07/01/16		285	305,742
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		415	453,479
5.00%, 07/01/21	(PR 07/01/16)	100	109,293
City of Chandler GOL
5.00%, 07/01/16		100	109,188
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	106,987
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	170	186,862
5.25%, 07/01/16	(NPFGC-FGIC)	110	120,725
City of Phoenix GO
Series A
5.00%, 07/01/16		250	273,392
6.25%, 07/01/16		100	111,786
City of Phoenix GOL
Series C
4.00%, 07/01/16		200	214,724
City of Scottsdale GO
5.00%, 07/01/16		75	82,018
City of Scottsdale GOL
5.00%, 07/01/16		195	213,246
City of Tempe GO
Series A
3.00%, 07/01/16		125	131,683
Series C
4.00%, 07/01/16		160	171,746

Security		Principal (000s)	Value

County of Pima GO
4.50%, 07/01/16	(NPFGC-FGIC)	$125	$135,344
County of Pima RB Sewer Revenue
4.00%, 07/01/16	(AGM)	125	134,098
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	155,058
Maricopa County Unified School District No. 210 Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	98,570
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	107,153
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	105,535
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR07/01/16) (AGM)	125	136,151
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		50	53,619
Phoenix Civic Improvement Corp. RB Excise Tax Revenue
Series A
4.00%, 07/01/16		100	107,278
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16		250	267,780
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/16		210	229,427
Series B
5.00%, 07/01/16	(NPFGC)	170	184,975
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/16		160	174,835
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/16		300	328,071
5.50%, 07/01/16		200	220,708
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16		120	131,228
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR07/01/16)	395	432,209
Town of Gilbert GO
5.00%, 07/01/16		100	109,272

			6,128,513
CALIFORNIA — 11.03%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16	(AGM)	185	182,504
Berkeley Unified School District GO
3.00%, 08/01/16		300	317,238
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	160	174,451
Series C
4.00%, 06/01/16		200	213,758
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	300	294,420
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/16		150	160,729
5.00%, 06/01/16		415	452,624

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

City of Pasadena RB Electric Power & Light Revenues
3.00%, 06/01/16		$170	$178,565
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	109,276
Desert Sands Unified School District GO
5.00%, 08/01/16		100	109,641
East Bay Municipal Utility District RB Sewer Revenue
Series A
4.00%, 06/01/16		100	107,229
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/16		300	327,510
Series B
5.00%, 06/01/16		100	109,170
5.00%, 06/01/16	(NPFGC-FGIC)	60	65,502
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	109,167
Long Beach Unified School District GO
Series A
5.00%, 08/01/16		125	137,051
Los Angeles Community College District GO
Series E
5.00%, 08/01/16	(AGM)	200	219,590
Series E-1
3.25%, 08/01/16		200	212,316
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/16		220	240,876
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16		105	109,890
5.00%, 07/01/16		275	301,546
Series A
5.00%, 07/01/16		290	317,994
Series B
4.00%, 06/01/16		125	134,186
5.00%, 06/01/16		180	196,677
Series D
5.00%, 07/01/16		150	164,479
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
2.00%, 07/01/16		125	129,495
4.00%, 07/01/16		225	242,082
5.00%, 07/01/16		300	328,767
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	110,938
Series A-1
4.00%, 07/01/16		100	107,445
Series B
5.00%, 07/01/16	(AGM)	300	328,323
Series E
5.00%, 07/01/16	(AGM)	300	328,323
Series F
5.00%, 07/01/16	(FGIC)	100	109,441
Series G
5.00%, 07/01/16	(AMBAC)	170	186,050
Series H
5.00%, 07/01/16	(AGM)	110	120,385
Series I
5.00%, 07/01/16		75	82,081
Series KY
5.00%, 07/01/16		370	404,932

Security		Principal (000s)	Value

M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/16	(AGM)	$130	$141,670
Metropolitan Water District of Southern California RB Water Revenue
3.00%, 07/01/16		100	105,552
Series B
4.00%, 07/01/16		110	118,305
5.00%, 07/01/16		100	109,547
Northern California Power Agency RB Electric Power & Light Revenues
5.00%, 07/01/16	(AGM)	210	229,960
Series A
5.00%, 06/01/16		100	109,093
Series A
5.00%, 07/01/16		100	109,462
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16	(NPFGC)	100	108,769
5.00%, 07/01/16	(NPFGC)	200	218,250
Sacramento County Water Financing Authority RB Water Revenue
Series A
5.00%, 06/01/16	(NPFGC-FGIC)	100	108,867
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	195	214,422
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16	(NPFGC)	100	106,098
San Diego Community College District GO
4.00%, 08/01/16		325	351,003
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16		325	356,526
San Diego Unified School District GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	98,512
San Francisco Unified School District GO
Series E
5.00%, 06/15/16		250	273,160
San Juan Unified School District GO
2.00%, 08/01/16		150	155,054
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	108,976
Series A
0.00%, 07/01/16	(NPFGC)	75	74,210
0.00%, 07/01/16	(NPFGC-FGIC)	100	98,748
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	109,441
Series 2010-1
5.00%, 07/01/16		115	125,857
Series A
4.00%, 07/01/16		200	214,890
5.00%, 07/01/16		225	246,242
State of California GO
4.13%, 06/01/16	(SGI)	125	134,194
5.00%, 06/01/16	(SGI)	200	218,016
5.00%, 08/01/16		790	866,859
Series A
4.00%, 07/01/16		445	477,943
5.00%, 07/01/16		520	568,766
			13,583,043

COLORADO — 1.60%
City & County of Denver GO
5.00%, 08/01/16		130	142,648

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

5.00%, 08/01/21	(PR 08/01/16)	$425	$466,488
Series A
5.00%, 08/01/16		410	449,889
Colorado Department of Transportation RB Federal Grant Revenue
Series B
4.25%, 06/15/16	(NPFGC)	120	129,138
5.50%, 06/15/16	(NPFGC)	325	357,672
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/16		150	163,027
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		150	153,326
Series B-1
5.00%, 06/01/16		100	108,907

			1,971,095

CONNECTICUT — 1.09%
City of Norwalk GO Series B
5.00%, 07/01/16		100	109,378
Connecticut State Health & Educational Facility Authority RB College & University Revenue Series A
1.35%, 07/01/42	(PR 07/21/16)	350	356,503
State of Connecticut GO Series C
5.00%, 06/01/16		250	272,142
State of Connecticut RB Water Revenue Series A
4.20%, 07/01/16		100	107,740
State of Connecticut ST Miscellaneous Taxes
5.25%, 07/01/16	(AMBAC)	360	395,176
Town of Stratford GO
4.00%, 08/01/16		100	107,181

			1,348,120

DELAWARE — 0.71%
County of New Castle GO
Series A
4.00%, 07/15/16		100	107,466
5.00%, 07/15/16		200	219,086
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/16		150	164,161
State of Delaware GO
5.00%, 07/01/16		100	109,420
Series B
3.00%, 07/01/16		100	105,387
5.00%, 07/01/16		155	169,536

			875,056

DISTRICT OF COLUMBIA — 0.71%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	220	240,515
6.00%, 06/01/16	(NPFGC)	135	149,468
Series C
5.00%, 06/01/16	(AGM)	250	272,117
Series F
5.00%, 06/01/16	(BHAC)	50	54,424

Security		Principal (000s)	Value

Washington Metropolitan Area Transit Authority RB Transit Revenue Series A
5.00%, 07/01/16		$150	$163,687

			880,211

FLORIDA — 6.15%
Broward County School Board COP Lease Renewal Series A
5.00%, 07/01/16		75	81,670
County of Miami-Dade GO
2.70%, 07/01/16		115	120,153
Series B
5.00%, 07/01/16		150	163,593
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	375	409,151
County of Palm Beach GO
4.00%, 08/01/16		115	123,700
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.75%, 07/01/16		180	191,756
5.00%, 07/01/16		1,130	1,231,915
Florida State Board of Education GO Series A
5.00%, 06/01/16		300	326,964
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/16		100	109,272
Series B
5.00%, 07/01/16		200	218,544
5.00%, 07/01/16	(NPFGC)	315	344,207
Series C
5.00%, 07/01/16		395	431,624
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series A
5.00%, 07/01/16	(AGM)	75	81,780
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	290	316,216
5.00%, 07/01/16	(NPFGC)	100	109,040
Series B
5.00%, 07/01/16	(NPFGC)	115	125,396
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		340	371,525
Series B
5.00%, 07/01/16		100	109,272
Florida Water Pollution Control Financing Corp. RB Miscellaneous Revenue Series A
5.00%, 07/15/16		50	54,784
Lee County School Board COP Lease Renewal Series B
3.00%, 08/01/16		100	104,846
Miami-Dade County Expressway Authority RB Highway Revenue Tolls Series A
3.00%, 07/01/16	(AGM)	100	104,832
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		300	321,024
Sarasota County School Board COP Lease Appropriation Series B
3.00%, 07/01/16		210	220,405
State of Florida GO
5.00%, 07/01/16		250	273,497

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Series B
5.00%, 06/01/16		$200	$217,976
Series C
5.00%, 06/01/16		690	752,017
Series D
5.00%, 06/01/16		270	294,268
5.25%, 06/01/16		215	235,352
Series E
5.00%, 06/01/16		120	130,786

			7,575,565
GEORGIA — 2.87%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	107,507
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	209,262
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	162,039
County of Douglas GO
4.00%, 08/01/16		130	139,806
Forsyth County School District GO
5.00%, 07/01/16		100	109,462
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/16		120	127,988
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	660	718,258
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.25%, 08/01/16	(GTD)	100	108,127
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	170	185,548
5.00%, 07/01/16	(NPFGC-FGIC)	125	136,433
State of Georgia GO
Series A
5.00%, 07/01/16		130	142,191
Series B
5.00%, 07/01/16		150	164,067
5.75%, 08/01/16		110	122,416
Series E
5.00%, 08/01/16		775	850,400
Series E-1
4.00%, 07/01/16		230	246,981

			3,530,485
HAWAII — 1.27%
City & County of Honolulu GO
Series A
5.25%, 07/01/16	(AGM)	190	208,724
Series B
2.00%, 08/01/16		100	103,483
5.00%, 08/01/16		100	109,715
City & County of Honolulu RB Wastewater Revenue
Series A
4.00%, 07/01/16		200	214,390
4.25%, 07/01/16	(NPFGC)	100	107,693
5.00%, 07/01/16	(NPFGC)	100	109,188
County of Hawaii GO
Series A
5.00%, 07/15/16	(AGC)	100	109,327

Security		Principal (000s)	Value

State of Hawaii GO Series DN
5.00%, 08/01/16		$400	$438,772
University of Hawaii System Board of Regents RB College & University Revenue
Series A
4.00%, 07/15/16	(NPFGC)	150	160,749

			1,562,041
IDAHO — 0.11%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	137,144

			137,144
ILLINOIS — 5.14%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	107,794
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/16		320	349,066
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26		465	508,310
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	150	163,971
5.00%, 01/01/28	(PR 07/01/16) (AGM)	550	601,227
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,080	1,180,591
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	205	200,908
5.50%, 06/15/16	(FGIC)	100	109,908
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	120	132,307
Series A
5.75%, 07/01/16	(NPFGC)	65	71,930
State of Illinois GO
5.00%, 08/01/16		985	1,069,927
Series A
5.00%, 06/01/16		220	237,761
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/16		530	578,362
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/16		100	105,167
4.00%, 06/15/16		340	364,194
5.00%, 06/15/16		300	327,198
5.00%, 06/15/16	(NPFGC)	100	108,859
Series B
4.50%, 06/15/16		100	108,091

			6,325,571
INDIANA — 0.41%
Indiana University RB College & University Revenue
Series 2008A
3.50%, 06/01/16		100	106,120
Series S
3.50%, 08/01/16		175	186,548

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16	(NPFGC)	$100	$109,593
Purdue University Trustees RB College & University Revenue
Series Y
4.50%, 07/01/16		100	108,275

			510,536
IOWA — 0.70%
City of Des Moines GO
Series H
5.00%, 06/01/16		200	218,058
City of West Des Moines GO
Series A
4.00%, 06/01/16		100	107,003
Iowa City Community School District GO
Series B
3.00%, 06/01/16		100	105,091
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		300	328,923
State of Iowa RB Miscellaneous Revenue
Series A
3.00%, 06/01/16		100	105,163

			864,238
KENTUCKY — 0.17%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16		100	106,325
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16		100	109,272

			215,597
LOUISIANA — 0.53%
City of Shreveport GO
5.00%, 08/01/16		150	163,344
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/16	(AMBAC)	100	108,444
State of Louisiana GO
Series A
5.00%, 08/01/16		100	109,781
Series C
5.00%, 07/15/16		250	273,973

			655,542
MARYLAND — 4.09%
County of Calvert GO
3.00%, 07/15/16		100	105,454
County of Frederick GO
Series B
4.00%, 08/01/16		225	242,021
County of Howard GO
Series B
5.00%, 08/15/16		240	263,743
County of Montgomery GO
Series A
5.00%, 07/01/16		400	437,512

Security		Principal (000s)	Value

County of Montgomery GOL
Series A
5.00%, 08/01/16		$100	$109,729
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/16		100	109,008
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	150	160,949
Series A
3.00%, 07/01/16		100	105,305
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		300	327,879
State of Maryland GO First
Series C
4.00%, 08/15/16		300	323,331
Second Series
5.00%, 08/01/16		1,210	1,327,721
5.00%, 08/01/19	(PR 08/01/16)	100	109,829
Second Series A
5.00%, 08/01/16		150	164,593
Second Series E
5.00%, 08/01/16		175	192,026
Series A
2.00%, 08/01/16		100	103,497
Series B
5.00%, 08/01/16		150	164,594
Washington Suburban Sanitary District GO
5.00%, 06/01/16		625	681,300
Series A
4.00%, 06/01/16		100	107,096

			5,035,587
MASSACHUSETTS — 7.40%
City of Boston GO
Series C
5.00%, 08/01/16		175	192,026
Commonwealth of Massachusetts GO
Series D
4.75%, 08/01/25	(PR 08/01/16)	500	546,105
5.00%, 08/01/21	(PR 08/01/16)	675	740,745
5.00%, 08/01/22	(PR 08/01/16)	110	120,714
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		730	800,357
Series B
4.00%, 06/01/16		75	80,255
5.00%, 08/01/16		700	767,466
Series D
5.00%, 08/01/16		445	487,889
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16		200	219,726
5.50%, 06/01/16	(NPFGC-FGIC)	200	219,726
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		750	820,335
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		360	395,860
5.50%, 07/01/16		595	657,199

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Massachusetts Health & Educational Facilities Authority RB College & University Revenue Series O
5.00%, 07/01/16		$470	$514,471
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue Series A
4.00%, 07/01/16		100	107,049
Massachusetts Port Authority RB Port Airport & Marina Revenue Series D
5.50%, 07/01/16	(AGM)	165	181,036
Massachusetts School Building Authority RB Sales Tax Revenue Series A
4.00%, 08/15/16	(AMBAC)	145	156,261
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue Series A
5.00%, 08/01/16		195	213,972
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		280	301,426
5.00%, 08/01/16		250	274,322
Series 15A
5.00%, 08/01/16		100	109,729
Series A
5.25%, 08/01/16		250	275,622
Massachusetts Water Resources Authority RB General Revenue
Series A
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	500	548,700
Series J
5.25%, 08/01/16	(AGM)	240	264,562
Massachusetts Water Resources Authority RB Water Revenue Series B
5.50%, 08/01/16	(AGM)	100	110,713

			9,106,266

MICHIGAN — 0.51%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/16		575	628,556

			628,556

MINNESOTA — 1.46%
State of Minnesota GO
5.00%, 06/01/16		250	272,520
5.00%, 08/01/16		100	109,729
Series A
5.00%, 08/01/16		500	548,645
Series D
4.00%, 08/01/16		135	145,330
5.00%, 08/01/16		270	296,269
Series F
4.00%, 08/01/16		395	425,225

			1,797,718

MISSISSIPPI — 0.09%
Mississippi Development Bank RB Miscellaneous Revenue Series A
5.00%, 07/01/16	(AMBAC)	100	107,995

			107,995

Security		Principal (000s)	Value

MISSOURI — 0.36%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	$100	$109,363
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/16		300	328,197

			437,560

MONTANA — 0.22%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/16		250	267,480

			267,480

NEBRASKA — 0.33%
Omaha Metropolitan Utilities District RB Water Revenue Series B
4.00%, 06/01/16	(NPFGC)	150	160,056
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	225	246,528

			406,584

NEVADA — 1.21%
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	107,989
Series C
5.00%, 06/15/16		115	125,307
5.00%, 06/15/16	(NPFGC)	100	108,963
Clark County Water Reclamation District GOL Series A
5.00%, 07/01/16		150	163,528
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	300	327,438
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/16		125	135,803
Series D
5.00%, 07/01/16		100	109,062
Series F
5.00%, 07/01/16		150	162,963
State of Nevada GOL
5.00%, 06/01/16		225	245,012

			1,486,065

NEW HAMPSHIRE — 0.72%
City of Nashua GO
5.00%, 07/15/16	(NPFGC)	100	109,481
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/16		365	400,902
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	105,346
5.00%, 06/01/17	(PR 06/01/16) (NPFGC)	145	158,038
Series B
4.00%, 06/01/16		100	107,056

			880,823

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

NEW JERSEY — 2.60%
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/16		$250	$271,275
5.00%, 06/15/16	(AGM)	225	244,337
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/16		100	109,462
Series D
5.00%, 07/01/16	(AGM)	100	108,851
Series E
5.00%, 07/01/16		100	109,462
New Jersey Transportation Trust Fund Authority RB Appropriations
Series AA
4.00%, 06/15/16		270	287,952
5.00%, 06/15/16		285	309,083
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/16		100	110,062
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
5.00%, 06/15/16		50	54,225
State of New Jersey GO
5.00%, 06/01/16		370	401,454
Series H
5.25%, 07/01/16		105	114,794
5.25%, 07/01/16	(NPFGC)	100	109,328
Series L
5.25%, 07/15/16	(AMBAC)	520	569,343
Series M
5.50%, 07/15/16	(AMBAC)	125	137,495
Series O
5.00%, 08/01/16		100	109,154
Series Q
4.00%, 08/15/16		150	160,794

			3,207,071

NEW MEXICO — 1.89%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue Series A
5.25%, 07/01/16	(AMBAC)	100	109,750
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16	(SAW)	100	107,543
Series B
5.00%, 08/01/16	(SAW)	150	164,429
City of Albuquerque GO
Series A
3.00%, 07/01/16		100	105,408
4.00%, 07/01/16		105	112,773
Series B
4.50%, 07/01/16	(NPFGC)	100	108,401
City of Albuquerque RB Miscellaneous Taxes Series B
5.00%, 07/01/16		200	218,714
New Mexico Finance Authority RB Miscellaneous Taxes
4.00%, 06/15/16		410	439,475
Santa Fe Public School District GO
3.00%, 08/01/16	(SAW)	200	210,862
4.00%, 08/01/16	(SAW)	100	107,543
State of New Mexico RB Miscellaneous Taxes
Series A

Security		Principal (000s)	Value

5.00%, 07/01/16		$285	$311,667
Series B
5.00%, 07/01/16		300	327,816

			2,324,381

NEW YORK — 10.62%
City of New York GO
Series A
3.00%, 08/01/16		220	231,939
Series A-1
4.00%, 08/15/16		125	134,534
5.00%, 08/01/16		125	136,974
5.00%, 08/15/16		300	329,223
Series B
4.00%, 08/01/16		1,690	1,816,801
5.00%, 08/01/16		315	345,174
Series C
5.00%, 08/01/16		175	191,763
5.25%, 08/01/16		100	110,098
Series D
5.00%, 08/01/16		100	109,579
Series E
5.00%, 08/01/16		500	547,895
Series F
3.00%, 08/01/16		225	237,211
5.00%, 08/01/16		260	284,905
Series G
5.00%, 08/01/16		250	273,947
5.25%, 08/01/16		200	220,196
Series I
3.00%, 08/01/16		200	210,854
5.00%, 08/01/16		100	109,579
Series J
5.00%, 08/01/16		325	356,132
Series J-1
4.00%, 08/01/16		150	161,254
5.00%, 08/01/16		440	482,148
County of Westchester GO Series B
3.00%, 06/01/16		100	105,183
Long Island Power Authority RB Electric Power & Light Revenues
0.00%, 06/01/16	(AGM)	165	162,536
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.75%, 07/01/16	(SAP)	300	332,688
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		210	228,816
Series BB
4.00%, 06/15/16		100	107,093
Series EE
3.00%, 06/15/16		120	126,172
5.00%, 06/15/16		135	147,397
Series FF
5.00%, 06/15/16		265	288,744
Series GG
5.00%, 06/15/16		100	108,960
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 08/01/16		165	180,878
Series C-1
3.00%, 08/01/16		200	210,940
4.00%, 08/01/16		100	107,547

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Series S-1
5.00%, 07/15/16	(SAW)	$250	$273,000
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/16	(NPFGC-FGIC)	105	112,530
5.00%, 07/15/16	(SAW)	250	273,000
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/16		100	109,623
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		575	625,652
Series A
4.00%, 07/01/16		100	106,821
5.00%, 07/01/16		95	103,488
5.00%, 07/01/16	(GOI)	140	153,159
Series B
5.00%, 07/01/16		250	273,445
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		125	133,891
5.00%, 06/15/16		200	218,126
Series E
5.00%, 08/15/16		200	219,528
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	109,146
5.00%, 08/01/16		100	109,491
New York State Environmental Facilities Corp. RB Water Revenue
3.00%, 06/15/16		150	157,926
5.00%, 06/15/16		100	109,269
Series A
5.00%, 06/15/16		590	644,687
5.50%, 06/15/16		100	110,245
Series C
4.00%, 06/15/16		150	160,852
North Syracuse Central School District GO
Series B
3.00%, 06/15/16	(SAW)	100	104,541
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/16	(AGM)	425	466,425
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	107,199

			13,079,204
NORTH CAROLINA — 2.23%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	219,282
City of Charlotte GO
5.00%, 08/01/16		295	323,701
Series B
5.00%, 06/01/16		200	218,016
City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		275	300,556
County of Davidson GO
5.00%, 06/01/16	(AGM)	125	136,168
County of Durham COP Lease Appropriation Series A
4.00%, 06/01/16		100	106,936
County of Forsyth GO
3.50%, 08/01/16		100	106,613
4.00%, 07/01/16		150	161,075

Security		Principal (000s)	Value

County of Mecklenburg GO
Series A
3.00%, 08/01/16		$150	$158,361
4.00%, 08/01/16		115	123,800
5.00%, 08/01/16		150	164,593
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	170	185,342
5.25%, 06/01/16		350	383,204
Series B
5.00%, 06/01/16		150	163,512

			2,751,159
OHIO — 2.30%
City of Columbus GO
Series 2012-3
5.00%, 08/15/16		125	137,366
Series A
4.00%, 07/01/16		100	107,362
5.00%, 08/15/16		100	109,893
City of Columbus GOL
4.00%, 08/15/16		250	269,443
Ohio State Water Development Authority RB Miscellaneous Revenue
Series B-1
4.00%, 06/01/16		200	214,232
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/16		100	109,029
Series A
5.00%, 06/01/16		350	381,601
State of Ohio GO
5.00%, 08/01/16		200	219,254
Series A
5.00%, 06/15/16		160	174,525
5.00%, 06/15/18	(PR 06/15/16)	185	202,027
Series C
5.00%, 08/01/16		525	575,674
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		300	326,565

			2,826,971
OKLAHOMA — 0.99%
City of Tulsa GO
Series A
4.00%, 06/01/16		100	106,976
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	106,876
5.00%, 06/01/16	(BHAC)	55	59,832
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		250	267,520
Oklahoma County Independent School District No. 89 GO
2.00%, 07/01/16		250	258,175
State of Oklahoma GO
Series A
2.50%, 07/15/16		200	208,924
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16		200	206,164

			1,214,467

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

OREGON — 0.59%
City of Portland RB Sewer Revenue Series A
5.00%, 08/01/16		$100	$109,583
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM,GTD)	100	109,160
State of Oregon GO
Series A
4.00%, 08/01/16		165	177,589
5.00%, 08/01/16		100	109,707
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	217,828

			723,867
PENNSYLVANIA — 3.70%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	109,352
City of Philadelphia RB Port Airport & Marina Revenue Series A
4.00%, 06/15/16		125	133,010
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/16		140	152,664
5.00%, 08/01/16	(AMBAC)	175	191,756
Series C
5.00%, 08/01/16	(AGM)	250	273,992
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		200	218,714
Series A
5.00%, 07/15/16		200	219,048
Third Series
5.38%, 07/01/16	(NPFGC)	985	1,083,697
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		595	639,048
5.00%, 07/01/16		465	508,705
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series AG
5.00%, 06/15/16		90	98,096
Series AL
5.00%, 06/15/16		125	136,193
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		430	468,610
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	110,298
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
5.00%, 06/01/16	(AGM)	200	217,370

			4,560,553
RHODE ISLAND — 0.27%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	125	135,484
State of Rhode Island GO Series A
5.00%, 08/01/16	(AMBAC)	180	197,314

			332,798

Security		Principal (000s)	Value

SOUTH CAROLINA — 0.28%
State of South Carolina GO Series A
4.00%, 06/01/16		$325	$347,997

			347,997
SOUTH DAKOTA — 0.09%
Sioux Falls School District No. 49-5 GO Series B
5.00%, 07/01/16		100	109,293

			109,293
TENNESSEE — 1.21%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/16		225	246,148
Series B
4.00%, 08/01/16		125	134,601
5.00%, 08/01/21	(PR 08/01/16)	420	460,538
Series D
5.00%, 07/01/16		200	218,798
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue Series A
5.00%, 07/01/16		150	163,625
State of Tennessee GO Series A
4.00%, 08/01/16		250	269,130

			1,492,840
TEXAS — 7.36%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	100	111,204
Austin Independent School District GO
5.00%, 08/01/16		100	109,715
5.00%, 08/01/16	(PSF)	325	356,512
Series A
4.00%, 08/01/16	(NPFGC)	100	107,637
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/16	(AGM)	85	92,871
5.25%, 07/15/16	(AGM)	260	285,394
City of El Paso GOL Series A
5.00%, 08/15/16		150	164,369
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		115	126,260
City of San Antonio GOL
5.00%, 08/01/16		100	109,825
County of Bexar GOL
4.00%, 06/15/16		100	107,067
County of Dallas GOL
5.00%, 08/15/16		100	109,713
County of Harris GO Series C
5.00%, 08/15/16		100	109,994
County of Harris GOL Series C
4.00%, 08/15/16		150	161,649
County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/16	(NPFGC)	350	383,877

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

County of Tarrant GOL
5.00%, 07/15/16		$300	$328,704
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	219,684
Eanes Independent School District GO
5.00%, 08/01/16	(PSF)	100	109,696
Edinburg Consolidated Independent School District GO
Series A
5.00%, 08/15/16	(AGM)	150	164,763
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	320	351,565
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	110,393
Houston Independent School District GOL
Series A
5.00%, 08/15/16	(PSF)	275	302,126
Laredo Independent School District GO
5.00%, 08/01/16	(PSF)	200	219,392
Leander Independent School District GO
5.00%, 08/15/16	(PSF)	100	109,842
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	245	269,167
Series A
4.00%, 08/15/16	(PSF)	125	134,686
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	109,842
North East Independent School District GO
5.00%, 08/01/16	(PSF)	240	263,270
Series A
5.00%, 08/01/16	(PSF)	100	109,696
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	150	165,590
Round Rock Independent School District GO
5.00%, 08/01/16		200	219,392
Series A
4.00%, 08/01/16		100	107,619
San Antonio Independent School District GO
5.00%, 08/15/16	(PSF)	125	137,330
Socorro Independent School District GO
Series A
5.00%, 08/15/16	(PSF)	150	164,796
State of Texas GO
5.00%, 08/01/16		165	181,211
Series B
5.00%, 08/01/16		200	219,650
Series C
4.00%, 08/01/16		100	107,746
Series E
5.00%, 08/01/16		100	109,825
Texas Tech University Board of Regents RB College & University Revenue
Series S
3.00%, 08/15/16		100	105,562
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16		470	514,859
University of Texas System Board of Regents RB College & University Revenue
5.25%, 08/15/16		100	110,512
Series A
5.00%, 08/15/16		440	483,925
Series B
4.25%, 08/15/16		100	108,395

Security		Principal (000s)	Value

5.00%, 08/15/24	(PR 08/15/16)	$750	$824,152
Series C
5.00%, 08/15/16		330	362,944

			9,062,421
UTAH — 2.38%
County of Salt Lake RB Sales Tax Revenue Series A
5.00%, 08/15/16		100	109,747
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		120	128,634
5.00%, 07/01/16		100	109,188
5.00%, 07/01/16	(AMBAC)	240	262,051
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue Series A
4.00%, 07/01/16		220	236,012
Ogden City School District GO
5.00%, 06/15/16	(GTD)	150	163,493
State of Utah GO
Series A
2.00%, 07/01/16		120	124,070
4.00%, 07/01/16		200	214,766
5.00%, 07/01/16		1,355	1,482,072
Series C
5.00%, 07/01/16		90	98,440

			2,928,473
VIRGINIA — 2.87%
Commonwealth of Virginia GO
5.00%, 06/01/16		100	109,008
Series B
4.00%, 06/01/16		360	385,546
5.00%, 06/01/16		70	76,306
County of Arlington GO
5.00%, 08/01/16		100	109,729
5.00%, 08/01/18	(PR 08/01/16)	200	219,568
Series C
4.00%, 08/15/16		200	215,554
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	109,245
Series C
5.00%, 08/01/16		200	218,858
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/19	(PR 08/01/16)	415	455,604
Series A
5.00%, 08/01/16		100	109,619
Series B
5.00%, 08/01/16		200	219,238
5.00%, 08/01/16	(SAP)	185	202,795
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16	(SAW)	100	105,538
5.00%, 08/01/16		200	219,386
Series B
5.00%, 08/01/16		135	148,085
Series C
5.00%, 08/01/16	(SAW)	570	625,250

			3,529,329

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

WASHINGTON — 4.42%
City of Seattle RB Water Revenue Series B
4.00%, 08/01/16		$165	$177,601
Clark County School District No. 114 Evergreen GO Series B
2.00%, 06/01/16	(GTD)	100	103,134
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/16		200	218,714
Series A
5.00%, 07/01/16		100	109,357
5.25%, 07/01/16		625	686,594
5.25%, 07/01/16	(NPFGC)	190	208,725
Series B
7.13%, 07/01/16		400	453,176
Series C
5.00%, 07/01/16		135	147,632
Series D
5.00%, 07/01/16		335	366,346
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26	(PR 06/01/16) (AGM, GTD)	100	108,992
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/16		125	135,751
Series A
4.00%, 08/01/16		100	107,192
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16	(NPFGC)	100	107,373
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	106,856
State of Washington GO
5.00%, 07/01/16		360	393,836
5.00%, 07/01/16	(AGM)	250	273,497
Series 2010B
5.00%, 08/01/16		540	592,699
Series A
5.00%, 07/01/16		450	492,295
Series B
5.00%, 07/01/16		100	109,399
5.00%, 07/01/16	(AGM)	145	158,629
Series F
4.50%, 07/01/16		250	271,002
Series R-2011C
5.00%, 07/01/16		100	109,399

			5,438,199
WISCONSIN — 0.69%
State of Wisconsin RB Miscellaneous Revenue Series A
5.00%, 07/01/16		150	164,099
State of Wisconsin RB Sewer Revenue Series 2
5.00%, 06/01/16		100	108,988
State of Wisconsin RB Transit Revenue Series A
5.25%, 07/01/16	(AGM)	275	302,219
State of Wisconsin RB Water Revenue
Series 1
5.00%, 06/01/16		150	163,482

Security	Principal or Shares (000s)	Value

Series 2
5.00%, 06/01/16	$100	$108,988

		847,776

TOTAL MUNICIPAL BONDS & NOTES (Cost: $120,514,835)		122,000,251

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	67	67,065

		67,065

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,065)		67,065

TOTAL INVESTMENTS IN SECURITIES — 99.15% (Cost: $120,581,900)		122,067,316
Other Assets, Less Liabilities — 0.85%		1,048,320

NET ASSETS — 100.00%		$123,115,636

COP	— Certificates of Participation
ETM	— Escrowed to Maturity
GO	— General Obligation
GOI	— General Obligation of the Issuer
GOL	— General Obligation Limited
GTD	— Guaranteed by the Commonwealth, County or State
PR	— Prerefunded
PSF	— Permanent School Fund
RB	— Revenue Bond
SAP	— Subject to Appropriations
SAW	— State Aid Withholding
SO	— Special Obligation
ST	— Special Tax

Insured by:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CIFG	— CDC Assurance N.A. Inc.
FGIC	— Financial Guaranty Insurance Co.
NPFGC	— National Public Finance Guarantee Corp.
SGI	— Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

141

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.66%

ALABAMA — 0.28%
Alabama Water Pollution Control Authority RB Sewer Revenue Series B
2.50%, 08/15/17		$150	$156,695
State of Alabama GO Series A
4.00%, 06/01/17		200	219,658

			376,353
ALASKA — 0.92%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	137,032
5.00%, 06/30/17	(NPFGC)	315	354,649
City of Anchorage GO Series A
4.25%, 08/01/17		100	110,948
State of Alaska GO Series A
5.00%, 08/01/17		570	646,192

			1,248,821
ARIZONA — 4.86%
Arizona State University Board of Regents RB College & University Revenue Series A
4.00%, 07/01/17		130	142,684
Arizona Transportation Board RB Federal Grant Revenue Series A
4.00%, 07/01/17		150	164,778
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		160	180,613
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		450	507,973
City of Chandler GO
3.00%, 07/01/17		100	106,822
City of Glendale GOL
4.00%, 07/01/17		100	107,619
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	111,772
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	112,564
City of Mesa RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	112,532
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	100	109,726
5.25%, 07/01/17	(NPFGC-FGIC)	195	221,718
City of Phoenix GO Series A
5.00%, 07/01/17		390	440,493
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		100	112,755
City of Tempe GO Series C
5.00%, 07/01/17		250	282,288

Security		Principal (000s)	Value

City of Tempe RB Sales Tax Revenue
5.00%, 07/01/17		$240	$270,230
County of Pima GO
4.00%, 07/01/17	(AGM)	100	109,852
County of Pima RB Sewer Revenue
4.50%, 07/01/17	(AGM)	165	183,808
5.00%, 07/01/17	(AGM)	195	220,122
Maricopa County Community College District GO
4.00%, 07/01/17		350	384,920
Series C
5.00%, 07/01/17		260	293,662
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	106,607
Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	316,072
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/17		170	186,694
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		165	185,468
Series C
5.00%, 07/01/17		210	236,519
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17		250	281,713
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/17		100	112,947
5.50%, 07/01/17		325	371,901
Series B
5.00%, 07/01/17		325	367,078
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17		100	112,947
Town of Gilbert GO
5.00%, 07/01/17		100	112,819

			6,567,696
ARKANSAS — 0.08%
State of Arkansas GO Series A
5.00%, 06/01/17		100	112,776

			112,776
CALIFORNIA — 10.72%
Berkeley Unified School District GO
4.00%, 08/01/17		150	165,383
California State Public Works Board RB Lease Abatement
Series C
5.00%, 06/01/17		395	443,751
Series I
5.00%, 06/01/17		175	196,599
City & County of San Francisco GO Series R1
5.00%, 06/15/17		150	169,701
City of Los Angeles RB Wastewater System Revenue Series A
4.00%, 06/01/17		455	500,213
City of Pasadena RB Electric Power & Light Revenues
4.00%, 08/01/17		105	115,904
Series A
3.00%, 06/01/17		125	133,436

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

County of Orange RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17		$150	$169,517
County of Sacramento RB Port Airport & Marina Revenue Series D
3.75%, 07/01/17	(AGM)	380	412,604
East Side Union High School District GO Series B
4.00%, 08/01/17	(AGM)	200	220,154
Escondido Union School District GO Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	180,528
Evergreen Elementary School District GO Series A
6.00%, 08/01/17	(AGM)	100	116,090
Long Beach Unified School District GO Series A
5.00%, 08/01/17		110	124,493
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		200	226,042
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		220	249,610
Series B
5.00%, 07/01/17		805	913,153
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		225	249,064
5.00%, 07/01/17		635	719,448
Series A-1
5.00%, 07/01/17	(AMBAC)	230	260,588
Los Angeles Department of Water & Power RB Water Revenue Series A
4.00%, 07/01/17		100	110,324
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		550	605,737
5.50%, 07/01/17	(FGIC)	135	154,699
Series I
5.00%, 07/01/17		100	113,106
Series KRY
4.00%, 07/01/17		100	110,134
5.00%, 07/01/17		145	164,004
Series KY
5.00%, 07/01/17		320	361,939
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/17	(AGM)	100	112,405
Metropolitan Water District of Southern California RB Water Revenue Series C
4.00%, 07/01/17		100	109,883
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	97,956
Northern California Power Agency RB Electric Power & Light Revenues Series A
3.00%, 06/01/17		150	160,620
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	252,630
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	220	240,522

Security		Principal (000s)	Value

5.00%, 08/15/17	(AGM)	$430	$488,381
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/17		200	224,938
San Diego Public Facilities Financing Authority RB Water Revenue Series A
5.00%, 08/01/17		285	323,298
San Diego Unified School District GO Series D-1
5.50%, 07/01/17	(NPFGC)	355	405,431
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17		155	166,504
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
4.00%, 07/01/17		100	110,261
San Francisco Unified School District GO Series A
5.00%, 06/15/17		230	260,063
San Juan Unified School District GO Series B
2.00%, 08/01/17		150	155,949
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/17	(NPFGC)	130	147,386
Santa Clara Unified School District GO
5.00%, 07/01/17		200	226,276
Santa Monica Community College District GO
5.00%, 08/01/17		245	277,923
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	114,450
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		440	497,807
Series A
5.00%, 07/01/17		220	248,904
Southwestern Community College District GO Series B
5.25%, 08/01/17	(NPFGC-FGIC)	220	251,242
State of California GO
4.20%, 06/01/17	(SGI)	100	110,438
5.00%, 06/01/17	(SGI)	645	727,038
Series A
4.25%, 07/01/17		380	421,454
5.00%, 07/01/17		935	1,057,541
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	112,830

			14,488,351
COLORADO — 0.67%
City & County of Denver GO Series A
5.00%, 08/01/17		200	226,734
County of Boulder RB Sales Tax Revenue
5.00%, 07/15/17		50	56,528
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/17		300	336,903
University of Colorado Regents RB College & University Revenue
Series B
4.00%, 06/01/17		125	137,096
5.00%, 06/01/17		130	146,333

			903,594

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

CONNECTICUT — 1.32%
City of Danbury GO Series B
5.00%, 07/01/17		$265	$298,970
City of Hartford GO
Series A
5.25%, 08/15/17	(ETM) (AMBAC)	95	108,466
5.25%, 08/15/17	(AMBAC)	5	5,714
City of Stamford GO Series B
5.00%, 07/01/17		300	339,222
State of Connecticut GO
Series C
5.00%, 06/15/17		100	112,659
Series E
4.00%, 08/15/17		50	55,075
Series C
5.00%, 06/01/17		380	427,565
State of Connecticut ST Miscellaneous Taxes
Series A
4.00%, 08/01/17	(AMBAC)	100	110,067
Series B
5.25%, 07/01/17	(AMBAC)	265	300,937
University of Connecticut RB College & University Revenue Series A
4.00%, 08/15/17		25	27,542

			1,786,217
DELAWARE — 1.19%
City of Wilmington GO Series A
5.00%, 06/01/17	(AGM)	100	112,533
County of New Castle GO
Series B
5.00%, 07/15/17		130	147,176
Series A
5.00%, 07/15/17		200	226,424
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		190	214,841
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/17		125	141,342
State of Delaware GO
Series A
3.00%, 07/01/17		130	139,272
5.00%, 07/01/17		280	316,607
Series B
5.00%, 07/01/17		275	310,953

			1,609,148
DISTRICT OF COLUMBIA — 0.84%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	535	601,554
Series C
5.00%, 06/01/17	(AGM)	100	112,440
Series F

Security		Principal (000s)	Value

5.00%, 06/01/17	(BHAC)	$375	$421,650

			1,135,644
FLORIDA — 4.45%
County of Miami-Dade GO
5.00%, 07/01/17		100	112,628
Series B
5.00%, 07/01/17		100	112,628
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	100	110,823
5.00%, 08/01/17	(NPFGC-FGIC)	275	308,938
County of Palm Beach RB Appropriations
4.00%, 06/01/17		100	109,733
Florida State Board of Education GO Series A
5.00%, 06/01/17		300	337,971
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/17		390	440,244
Series B
5.00%, 07/01/17		235	265,275
Series C
5.00%, 07/01/17		180	203,190
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/17		200	225,766
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/17		265	300,258
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
3.25%, 07/01/17		180	193,280
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/17		300	338,649
Lee County School Board COP Lease Renewal Series B
5.00%, 08/01/17		100	112,211
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/17		115	125,897
5.00%, 07/01/17		200	224,874
5.00%, 07/01/17	(AGM)	100	112,437
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/17		175	197,377
State of Florida GO
5.00%, 07/01/17		165	186,468
Series A
5.00%, 06/01/17		505	568,918
5.00%, 07/01/17		285	322,081
Series B
5.00%, 06/01/17		135	152,087
Series C
5.00%, 06/01/17		270	304,174
Series D
5.00%, 06/01/17		225	253,478
5.50%, 06/01/17		180	205,382
Series E
5.00%, 06/01/17		175	197,150

			6,021,917

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

GEORGIA — 3.75%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17		$140	$156,225
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	338,436
Georgia State Road & Tollway Authority RB Federal Grant Revenue
5.00%, 06/01/17		190	213,342
Series A
4.00%, 06/01/17	(AGM)	100	109,159
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17		460	516,511
Gwinnett County Water & Sewerage Authority RB Water Revenue Series A
4.00%, 08/01/17	(GTD)	200	220,500
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17	(NPFGC)	165	185,783
State of Georgia GO
Series B
5.00%, 07/01/17		100	113,074
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	964,971
5.00%, 08/01/21	(PR 08/01/17)	600	681,156
Series I
5.00%, 07/01/17		535	604,946
Series J-1
4.00%, 07/01/17		875	963,401

			5,067,504
HAWAII — 1.52%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		125	137,705
Series B
2.50%, 08/01/17		100	105,590
5.00%, 08/01/17		275	311,336
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		100	107,564
4.25%, 07/01/17	(NPFGC)	150	165,795
5.00%, 07/01/17		125	140,944
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	282,950
Series DQ
5.00%, 06/01/17		335	377,193
Series DR
5.00%, 06/01/17		155	174,522
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		220	251,607

			2,055,206
IDAHO — 0.08%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	106,622

			106,622

Security		Principal (000s)	Value

ILLINOIS — 2.87%
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/17		$115	$129,449
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/17	(NPFGC-FGIC)	230	220,257
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	102,169
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17	(NPFGC)	100	112,646
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	168,894
5.75%, 06/01/17	(AGM)	125	143,052
6.00%, 07/01/17	(NPFGC-FGIC)	200	230,926
State of Illinois GO
5.00%, 06/01/17		75	83,376
5.00%, 08/01/17		475	527,682
First Series
5.50%, 08/01/17	(NPFGC)	35	39,409
Series A
5.00%, 06/01/17		850	940,482
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/17		100	109,864
5.00%, 06/15/17	(ETM)	5	5,632
5.00%, 06/15/17		520	586,508
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	320	364,090
Series B
4.50%, 06/15/17		100	111,327

			3,875,763
INDIANA — 0.16%
Indiana University RB College & University Revenue
Series A
2.00%, 06/01/17		100	103,991
Series V-1
3.00%, 08/01/17		100	107,146

			211,137
IOWA — 0.57%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	277,370
Series A
4.00%, 08/01/17		145	159,768
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/17		150	168,986
State of Iowa RB Miscellaneous Revenue
4.00%, 06/15/17		150	164,799

			770,923
KANSAS — 0.33%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	444,460

			444,460

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

KENTUCKY — 0.62%
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		$350	$390,099
Series A
3.00%, 07/01/17		50	52,784
Kentucky State Property & Buildings Commission RB Lease Renewal Series A
5.00%, 08/01/17		150	169,442
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/17		200	225,638

			837,963
LOUISIANA — 0.52%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	165	176,411
State of Louisiana GO Series C
5.00%, 07/15/17		350	396,032
State of Louisiana RB Miscellaneous Taxes Series A
4.00%, 06/15/17		115	126,346

			698,789
MAINE — 0.42%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	100	112,564
State of Maine GO
5.00%, 06/01/17		400	450,876

			563,440
MARYLAND — 5.18%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/17	(AMBAC)	150	169,133
County of Baltimore GO
5.00%, 08/01/17		270	306,091
County of Frederick GO
4.00%, 06/01/17		50	54,821
5.00%, 06/01/18	(PR 06/01/17)	100	112,771
Series B
4.00%, 08/01/17		100	110,056
County of Howard GO Series B
5.00%, 08/15/17		365	414,162
County of Montgomery GO
5.00%, 07/01/17		200	226,148
Series A
5.00%, 07/01/17		100	113,074
5.00%, 08/01/17		200	226,734
County of Prince George’s GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	396,819
Series B
5.00%, 07/15/17		200	226,424
Series C
5.00%, 08/01/17		200	226,734
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/15/17		150	169,378

Security		Principal (000s)	Value

Second Series
5.00%, 06/01/17		$100	$112,776
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	254,131
Series A
4.00%, 07/01/17		380	417,913
5.00%, 07/01/17		100	112,947
State of Maryland GO
Second Series
5.00%, 07/15/17		250	283,030
5.00%, 08/01/17		410	464,805
Second Series A
3.00%, 08/15/17		100	107,324
Second Series B
5.00%, 08/01/17		475	538,493
5.25%, 08/15/17		360	411,390
Series B
4.50%, 08/01/17		250	279,602
5.00%, 08/01/17		450	510,151
Washington Suburban Sanitary District GO
5.00%, 06/01/17		275	310,134
Series A
5.00%, 06/01/17		400	451,104

			7,006,145
MASSACHUSETTS — 5.53%
Commonwealth of Massachusetts GO Series C
5.25%, 08/01/17		240	273,331
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/17		300	330,234
5.00%, 08/01/17		400	452,504
Series B
3.00%, 07/01/17		100	106,884
5.00%, 06/01/17		210	236,319
5.00%, 07/01/17		250	282,047
5.00%, 08/01/17		100	113,126
Series D
5.50%, 08/01/17		215	246,498
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17		175	197,769
5.25%, 07/01/17		385	437,950
Series C
5.50%, 07/01/17	(ETM)	5	5,730
5.50%, 07/01/17		805	921,885
Series D
5.00%, 07/01/17	(ETM)	500	565,530
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
5.38%, 07/01/17		300	342,567
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue
5.00%, 07/01/17		100	112,596
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17	(AGM)	100	110,422
Series D
5.00%, 07/01/17	(AGM)	120	134,278
Massachusetts School Building Authority RB Sales Tax Revenue Series B
4.00%, 08/15/17		785	865,839
Massachusetts Water Pollution Abatement Trust RB Water Revenue

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal (000s)	Value

Series 12
5.25%, 08/01/17	$500	$570,650
Series 14
3.50%, 08/01/17	100	108,789
5.00%, 08/01/17	100	113,367
Series A
5.25%, 08/01/17	335	382,335
Massachusetts Water Resources Authority RB General Revenue Series J
5.25%, 08/01/17	(AGM)	490	558,644

7,469,294
MICHIGAN — 0.46%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17	460	518,820
Michigan State University Board of Trustees RB College & University Revenue Series A
4.00%, 08/15/17	100	109,873

628,693
MINNESOTA — 1.71%
State of Minnesota GO
5.00%, 08/01/17	300	339,903
Series A
5.00%, 06/01/17	100	112,714
5.00%, 08/01/17	260	294,582
Series B
5.00%, 08/01/17	275	311,578
Series C
5.00%, 08/01/17	185	209,607
Series D
3.00%, 08/01/17	150	160,799
5.00%, 08/01/17	415	470,199
Series F
4.00%, 08/01/17	375	413,437

2,312,819
MISSISSIPPI — 0.08%
Mississippi Development Bank RB Miscellaneous Revenue Series C
5.00%, 08/01/17	100	112,016

112,016
MISSOURI — 0.33%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/17	250	282,685
Series B
5.00%, 07/01/17	150	169,611

452,296
MONTANA — 0.16%
Montana State Department of Transportation RB Federal Grant Revenue
4.00%, 06/01/17	200	219,466

219,466

Security		Principal (000s)	Value

NEBRASKA — 0.21%
City of Omaha GO
5.00%, 06/01/17		$250	$281,320

			281,320
NEVADA — 2.03%
Clark County School District GOL
Series C
5.00%, 06/15/17		115	129,383
Series B
4.50%, 06/15/17	(AMBAC)	450	499,707
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	281,807
County of Clark RB Port Airport & Marina Revenue Series D
5.00%, 07/01/17		450	506,826
County of Clark RB Sales Tax Revenue Series B
3.00%, 07/01/17		150	159,588
State of Nevada GOL Series D
5.00%, 06/01/17		425	478,397
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/17		405	455,884
Washoe County School District GOL
Series A
4.13%, 06/01/17		110	120,600
Series F
3.00%, 06/01/17		100	106,395

			2,738,587
NEW HAMPSHIRE — 0.81%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17		475	538,109
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	226,022
Series B
4.00%, 06/01/17		100	109,824
5.00%, 06/01/17		200	225,428

			1,099,383
NEW JERSEY — 2.95%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	112,891
New Jersey Building Authority RB Lease Appropriation
Series A
3.00%, 06/15/17		115	121,724
5.00%, 06/15/17		250	279,160
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/17		150	167,115
New Jersey Educational Facilities Authority RB College & University Revenue Series F
4.50%, 07/01/17		250	279,290
New Jersey Transportation Trust Fund Authority RB Appropriations Series AA
5.00%, 06/15/17		340	379,236

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/17		$315	$358,117
State of New Jersey GO
5.00%, 06/01/17		215	240,804
5.00%, 08/01/17		100	112,536
5.00%, 06/01/23	(PR 06/01/17)	160	180,616
5.00%, 06/01/25	(PR 06/01/17)	150	169,328
5.00%, 06/01/26	(PR 06/01/17)	100	112,885
5.00%, 06/01/27	(PR 06/01/17)	295	333,011
Series H
5.25%, 07/01/17		125	141,273
Series L
5.25%, 07/15/17	(AMBAC)	380	429,966
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	455,852
Series Q
5.00%, 08/15/17		100	112,656

			3,986,460

NEW MEXICO — 1.85%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17	(SAW)	225	247,504
City of Albuquerque GO Series A
4.00%, 07/01/17		100	110,040
City of Albuquerque RB Miscellaneous Taxes Series B
5.00%, 07/01/17		150	169,421
New Mexico Finance Authority RB Federal Grant Revenue Series B
5.00%, 06/15/17		600	677,118
New Mexico Finance Authority RB Miscellaneous Revenue
4.50%, 06/01/17		100	111,151
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	282,950
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17		100	112,947
Series A
5.00%, 07/01/17		700	790,629

			2,501,760

NEW YORK — 10.86%
City of Albany GOL Series A
2.00%, 07/01/17		100	102,741
City of New York GO
Series A
3.00%, 08/01/17		100	106,739
Series A-1
4.00%, 08/01/17		115	126,249
4.00%, 08/15/17		250	274,665
4.20%, 08/01/17		210	231,819
5.00%, 08/01/17		825	930,806
Series B
4.00%, 08/01/17		100	109,782
5.00%, 08/01/17		590	665,667
Series C
3.00%, 08/01/17		100	106,739
4.00%, 08/01/17		250	274,455

Security		Principal (000s)	Value

5.00%, 08/01/17		$835	$942,089
5.25%, 08/01/17		100	113,586
Series E
4.00%, 08/01/17		335	367,770
5.00%, 08/01/17		805	908,241
Series G
4.00%, 08/01/17		375	411,683
5.00%, 08/01/17		100	112,825
Series H
4.00%, 08/01/17		200	219,564
Series I
5.00%, 08/01/17		450	507,713
Series I-1
4.00%, 08/01/17		120	131,738
5.00%, 08/01/17		450	507,713
Series J-1
5.00%, 08/01/17		585	660,026
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.50%, 07/01/17	(SAP)	345	394,345
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17		390	440,240
Series EE
3.00%, 06/15/17		100	107,029
5.00%, 06/15/17		155	174,967
Series FF-1
4.00%, 06/15/17		215	235,941
Series GG
4.00%, 06/15/17		100	109,740
5.00%, 06/15/17		100	112,790
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 08/01/17		100	113,454
Series S-1
4.00%, 07/15/17	(SAW)	325	355,667
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
4.50%, 07/15/17	(SAW)	275	305,069
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
4.00%, 08/01/17		335	369,843
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series D
4.00%, 08/01/17		250	275,760
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	111,855
5.00%, 07/01/17		420	472,235
Series A
3.10%, 07/01/17		200	213,068
5.00%, 07/01/17		175	197,043
6.00%, 07/01/17	(NPFGC)	100	115,916
Series B
5.00%, 07/01/17	(AGM)	105	118,226
New York State Dormitory Authority RB Income Tax Revenue
Series D
3.00%, 06/15/17		120	128,544
5.00%, 06/15/17		380	429,320
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	106,638
5.00%, 07/01/17		285	320,807
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/17		250	282,920

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

5.50%, 06/15/17		$175	$200,610
Series A
5.00%, 06/15/17		305	345,163
5.00%, 08/15/17		200	227,506
Series B
5.00%, 06/15/17		150	169,752
Series C
5.00%, 06/15/17		230	260,286
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	113,186
Series 163
2.50%, 07/15/17	(GOI)	50	52,599

			14,673,129

NORTH CAROLINA — 1.40%
City of Charlotte GO
5.00%, 08/01/17		495	561,167
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/17		100	112,947
Series B
5.00%, 07/01/17		100	112,947
City of Greensboro RB Water Revenue
5.25%, 06/01/17		175	198,359
County of Mecklenburg GO Series A
5.00%, 08/01/17		235	266,412
State of North Carolina GO Series B
5.00%, 06/01/17		570	642,823

			1,894,655

OHIO — 2.36%
City of Columbus GO
Series 2012-3
5.00%, 08/15/17		575	652,642
Series A
5.00%, 07/01/17		115	129,998
Ohio State University (The) RB College & University Revenue Series A
4.00%, 06/01/17		100	109,707
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17		495	557,960
State of Ohio GO
Series B
5.00%, 08/01/17		480	543,422
Series C
5.00%, 08/01/17		125	141,516
Series C
5.00%, 08/01/17		465	525,985
State of Ohio RB Federal Grant Revenue Series 2008-1
5.00%, 06/15/17		270	302,840
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	112,163
5.50%, 06/15/17	(AGM)	100	113,621

			3,189,854

OKLAHOMA — 0.97%
Grand River Dam Authority RB Electric Power & Light Revenues

Security		Principal (000s)	Value

Series A
4.00%, 06/01/17		$100	$108,700
5.00%, 06/01/17	(BHAC)	150	168,474
Oklahoma Capital Improvement Authority RB Highway Revenue Tolls Series A
3.25%, 07/01/17		100	107,471
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		245	268,522
Oklahoma County Independent School District No. 89
3.00%, 07/01/17		100	106,576
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	137,640
5.00%, 07/15/17		185	209,272
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17		200	207,880

			1,314,535

OREGON — 0.68%
City of Portland RB Sewer Revenue Series A
5.00%, 06/15/17		200	225,460
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	214,307
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	109,866
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	113,398
Portland Community College District GO
5.00%, 06/15/17		125	140,991
State of Oregon GO Series A
5.00%, 08/01/17		100	113,235

			917,257

PENNSYLVANIA — 4.45%
City of Philadelphia GO Series A
5.25%, 08/01/17	(AGM)	150	169,502
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/17	(AGM)	175	197,108
Commonwealth of Pennsylvania GO
5.00%, 07/01/17		75	84,662
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	198,151
Series T
5.00%, 07/01/17		450	507,973
Third Series
5.00%, 07/15/17		600	678,138
5.38%, 07/01/17		425	484,483
5.38%, 07/01/17	(AGM)	920	1,048,763
County of Bucks GO
5.00%, 06/01/17		150	169,218
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	509,071
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17		590	666,765

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		$150	$160,986
5.00%, 08/01/17		175	195,762
Series AN
5.00%, 06/15/17		125	140,634
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/17		510	573,944
Pennsylvania State University RB College & University Revenue Series B
5.25%, 08/15/17		100	113,990
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series A
5.00%, 06/01/17	(AGM)	100	112,115

			6,011,265
SOUTH CAROLINA — 0.50%
County of Charleston GO Series A
5.50%, 08/01/17		100	114,859
North Charleston District RB Sewer Revenue
4.00%, 07/01/17		100	109,569
State of South Carolina GO
Series A
5.00%, 06/01/17		200	225,490
5.00%, 07/01/17	(SAW)	200	226,084

			676,002
SOUTH DAKOTA — 0.17%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(ETM) (AGM)	85	95,724
5.00%, 06/01/17	(AGM)	115	128,979

			224,703
TENNESSEE — 1.05%
City of Johnson GO
4.00%, 06/01/17		100	109,611
Metropolitan Government of Nashville & Davidson County GO
Series A
4.00%, 07/01/17		100	110,072
5.00%, 07/01/17		510	576,514
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17		135	152,349
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series A
4.13%, 07/01/17	(AGM)	100	109,315
State of Tennessee GO Series A
4.00%, 08/01/17		330	364,040

			1,421,901
TEXAS — 6.86%
Austin Independent School District GO
4.00%, 08/01/17		250	275,330
5.00%, 08/01/17	(PSF)	215	243,597
City of Arlington GOL Series A
4.00%, 08/15/17		115	126,768
City of Carrollton GOL
4.00%, 08/15/17		200	219,568

Security		Principal (000s)	Value

City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	$100	$111,670
City of El Paso GOL
5.00%, 08/15/17		100	112,912
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17	(NPFGC-FGIC)	175	196,376
City of San Antonio GOL
5.00%, 08/01/17		290	328,892
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(MT 08/14/17)	100	106,294
Corpus Christi Independent School District GO
5.00%, 08/15/17		165	186,976
County of Bexar GOL
5.00%, 06/15/17		50	56,332
County of Harris GOL Series C
5.00%, 08/15/17		275	311,811
County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/17	(NPFGC)	225	254,443
County of Tarrant GOL
4.00%, 07/15/17		150	165,216
5.00%, 07/15/17		200	226,304
Del Mar College District GOL
5.00%, 08/15/17		100	113,444
Denton Independent School District GO
4.50%, 08/15/17		125	139,298
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	226,904
Houston Independent School District GOL Series A
5.00%, 08/15/17	(PSF)	300	340,356
Keller Independent School District GO
1.50%, 08/15/17	(PSF)	100	102,641
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	275,005
5.00%, 08/01/17	(PSF)	100	113,301
Leander Independent School District GO Series A
0.00%, 08/15/17	(PSF)	50	48,727
Lone Star College System GO Series A
5.00%, 08/15/17		100	112,896
Magnolia Independent School District GO
5.00%, 08/15/17	(PSF)	100	113,294
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	255,610
North East Independent School District GO
5.00%, 08/01/17	(PSF)	120	135,961
Series A
5.00%, 08/01/17	(PSF)	250	283,252
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	110,363
Round Rock Independent School District GO
5.00%, 08/01/17		205	232,267
5.00%, 08/01/17	(PSF)	170	192,612
Series A
4.00%, 08/01/17		125	137,813
San Antonio Independent School District GO
5.00%, 08/15/17	(PSF)	250	283,630

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

South San Antonio Independent School District GO
4.25%, 08/15/17	(PSF)	$90	$99,881
State of Texas GO
Series A
5.00%, 08/01/17		200	226,822
Series B
5.00%, 08/01/17		100	113,411
Series D
4.00%, 08/01/17		100	110,358
Series E
4.00%, 08/01/17		315	347,628
Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/17		400	452,296
Texas Tech University Board of Regents RB College & University Revenue Series A
5.00%, 08/15/17		200	226,506
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/17		225	254,592
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17		175	198,631
Series B
3.00%, 08/15/17		250	268,310
5.00%, 08/15/17		145	164,579
5.25%, 08/15/17		260	297,115
Series C
5.00%, 08/15/17		125	141,879
Series E
5.00%, 08/15/17		100	113,503
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	110,979

			9,266,353
UTAH — 2.03%
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	112,559
Intermountain Power Agency RB Electric Power & Light Revenues Series A
4.00%, 07/01/17		475	521,797
State of Utah GO
Series A
4.00%, 07/01/17		510	561,683
5.00%, 07/01/17		915	1,034,920
Series C
4.00%, 07/01/17		100	110,134
5.00%, 07/01/17		360	407,182

			2,748,275
VIRGINIA — 2.96%
City of Fairfax GO
2.50%, 07/15/17		100	105,441
City of Richmond GO Series C
5.00%, 07/15/17	(SAW)	100	113,088
City of Virginia Beach GO Series B
5.00%, 07/15/17		175	198,121
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17		125	140,970

Security		Principal (000s)	Value

Series B
4.00%, 06/01/17		$130	$142,852
5.00%, 06/01/17		325	366,522
County of Arlington GO Series D
5.00%, 08/01/17		200	226,734
County of Henrico GO
5.00%, 07/15/17		295	333,975
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/17		100	112,820
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/17		645	730,011
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17		100	113,213
Series B
5.00%, 08/01/17		280	316,996
5.00%, 08/01/17	(SAW)	150	169,820
5.25%, 08/01/17		470	535,532
Series C
5.00%, 08/01/17	(SAW)	125	141,516
Series 2010C
5.00%, 08/01/17	(SAW)	230	260,390

			4,008,001
WASHINGTON — 5.67%
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17	(GTD)	150	160,049
County of King GOL
5.00%, 06/01/17		100	112,595
Series B
5.00%, 06/01/17		100	112,657
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/17		160	175,914
4.50%, 07/01/17		285	317,575
5.00%, 07/01/17		1,535	1,733,245
5.25%, 07/01/17	(NPFGC)	275	312,557
Series B
5.00%, 07/01/17		315	355,682
Series C
0.00%, 07/01/17		100	97,049
5.25%, 07/01/17	(NPFGC)	120	136,388
Series D
5.00%, 07/01/17		100	112,915
Energy Northwest RB Nuclear Revenue Series B
5.00%, 07/01/17		150	169,373
Port of Seattle RB Port Airport & Marina Revenue
4.00%, 06/01/17		100	109,215
Series A
4.00%, 08/01/17		200	219,188
State of Washington COP Lease Appropriation
Series B
4.50%, 07/01/17		240	267,053
Series D
4.00%, 07/01/17		100	109,789

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

State of Washington GO
Series 2010A
5.00%, 08/01/17		$125	$141,475
Series B
5.00%, 07/01/17		100	112,883
5.00%, 07/01/17	(AGM)	200	225,766
Series C
0.00%, 06/01/17	(AMBAC)	100	97,304
5.00%, 06/01/17		105	118,225
5.50%, 07/01/17		205	234,452
Series R-2007C
5.00%, 07/01/17		575	649,077
Series R-2011B
5.00%, 07/01/17		295	333,005
Series R-2011C
5.00%, 07/01/17		945	1,066,744
Series R-2013A
5.00%, 07/01/17		165	186,257

			7,666,432
WEST VIRGINIA — 0.08%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		100	112,437

			112,437
WISCONSIN — 1.15%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		225	246,742
5.00%, 07/01/17		100	112,628
5.00%, 07/01/17	(NPFGC-FGIC)	195	220,372
Series 2
4.00%, 07/01/17		125	137,471
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/17		125	140,821
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/17		100	112,657
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series 2013A
4.00%, 07/01/17		150	164,778
Series A
5.00%, 07/01/17	(AGM)	370	415,780

			1,551,249

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $131,151,396)			133,366,611

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	61	$61,336

		61,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,336)		61,336

TOTAL INVESTMENTS IN SECURITIES — 98.71%
(Cost: $131,212,732)		133,427,947
Other Assets, Less Liabilities — 1.29%		1,742,987

NET ASSETS — 100.00%		$135,170,934

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.61%

ALABAMA — 0.28%
State of Alabama GO
Series A
5.00%, 08/01/18		$50	$58,165
Series C
5.00%, 06/01/18		100	115,837

			174,002
ALASKA — 0.84%
Alaska Energy Authority RB Electric Power & Light Revenues Series Sixth
5.00%, 07/01/18		25	28,723
Borough of North Slope GO
Series A
4.00%, 06/30/18		100	111,529
5.50%, 06/30/18		75	88,043
City of Anchorage GO
Series B
5.00%, 08/01/18		100	116,155
State of Alaska GO
Series A
4.00%, 08/01/18		100	112,329
5.00%, 08/01/18		50	58,165

			514,944
ARIZONA — 3.51%
Arizona State University Board of Regents RB College & University Revenue
Series A
4.00%, 07/01/18		30	33,510
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/18		120	138,992
City of Chandler GO
3.13%, 07/01/18		30	32,495
City of Mesa GO
5.00%, 07/01/18	(NPFGC-FGIC)	30	34,697
City of Phoenix GO
Series C
4.00%, 07/01/18		50	56,018
City of Scottsdale GO
3.00%, 07/01/18		155	167,133
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/18		50	57,829
City of Tempe GO
Series A
4.00%, 07/01/18		25	27,978
County of Pima GO
4.00%, 07/01/18	(AGM)	50	55,913
County of Pima RB Fuel Sales Tax Revenue
4.00%, 07/01/18		90	100,568
County of Pima RB Sewer Revenue
5.00%, 07/01/18		110	127,410
Maricopa County Community College District GO
4.00%, 07/01/18		265	296,893

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/18		$170	$195,316
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/18		265	305,927
Phoenix Civic Improvement Corp. RB Sewer Revenue
5.00%, 07/01/18		100	115,827
Phoenix Civic Improvement Corp. RB Water Revenue
5.25%, 07/01/18	(NPFGC-FGIC)	150	175,402
University of Arizona Board of Regents COP College & University Revenue
Series C
5.00%, 06/01/18		100	114,602
Yavapai County Community College District GOL
4.00%, 07/01/18		100	110,911

			2,147,421
CALIFORNIA — 14.04%
Burbank Unified School District GO
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	46,838
Cabrillo Community College District GO
5.00%, 08/01/18		100	116,389
City & County of San Francisco GO
Series A
5.00%, 06/15/18		55	64,031
City of Cupertino COP 2012 Lease Appropriation
2.00%, 07/01/18		50	52,238
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/18		210	243,611
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.90%, 07/01/18	(AGM)	110	121,256
Desert Sands Unified School District GO
4.00%, 08/01/18		50	56,086
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/18		100	116,124
Elsinore Valley Municipal Water District COP Water Revenue
5.38%, 07/01/18	(NPFGC)	100	116,567
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	70	82,564
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	116,258
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGM)	135	156,829
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	84,386
Livermore-Amador Valley Water Management Agency RB Sewer Revenue
5.00%, 08/01/18		100	115,416
Long Beach Unified School District GO
Series A
5.00%, 08/01/18		40	46,468
Los Altos Elementary School District GO
3.00%, 08/01/18		100	109,085
Los Angeles Community College District GO
Series E-1
4.00%, 08/01/18		100	112,515

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/18		$410	$478,855
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/18		70	80,751
Los Angeles County Public Works Financing Authority RB Lease Abatement Series A
5.00%, 08/01/18		100	115,676
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/18		175	189,993
4.00%, 07/01/18		35	39,374
5.00%, 07/01/18		160	186,490
Series B
5.00%, 07/01/18		200	233,112
Los Angeles Department of Water & Power RB Water Revenue Series B
5.00%, 07/01/18		35	40,795
Los Angeles Unified School District GO Series A
5.00%, 07/01/18		140	162,457
Series A-1
5.50%, 07/01/18	(FGIC)	260	307,255
Series B
5.00%, 07/01/18		200	232,082
Series KRY
5.00%, 07/01/18		115	133,447
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/18	(AGM)	125	144,092
Metropolitan Water District of Southern California RB Water Revenue Series A
5.00%, 07/01/18		230	267,683
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	125	144,397
Northern California Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/18		175	202,848
Pasadena Unified School District GO Series A-1
5.00%, 08/01/18		100	116,433
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/18	(AGM)	40	46,288
San Diego Community College District GO
5.00%, 08/01/18		175	204,666
San Diego Unified School District GO Series A
0.00%, 07/01/18	(NPFGC-FGIC)	40	37,454
Series R-3
5.00%, 07/01/18		100	116,084
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/18		150	174,955
San Francisco Unified School District GO Series E
5.00%, 06/15/18		80	93,034
San Jose Financing Authority RB Lease Abatement Series A
5.00%, 06/01/18		100	115,224
San Juan Unified School District GO
5.00%, 08/01/18		75	87,062

Security		Principal (000s)	Value

Santa Monica Community College District GO Series A
4.00%, 08/01/18		$100	$112,258
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/18		260	302,263
Series A
3.50%, 07/01/18		100	110,366
State of California GO
4.50%, 08/01/18		145	165,600
Series A
4.40%, 07/01/18		220	250,523
5.00%, 07/01/18		1,675	1,946,551

			8,594,729
COLORADO — 0.66%
City & County of Denver GO
5.25%, 08/01/18		45	52,799
Series A
5.00%, 08/01/18		115	133,779
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/18		100	114,754
University of Colorado Regents RB College & University Revenue
5.00%, 06/01/18		90	103,990

			405,322
CONNECTICUT — 2.04%
City of Bristol GO
4.00%, 07/15/18		60	66,763
State of Connecticut GO
Series B
5.25%, 06/01/18	(AMBAC)	200	232,546
Series C
5.00%, 06/15/18		250	288,537
State of Connecticut RB Water Revenue Series A
5.00%, 06/01/18		125	144,684
State of Connecticut ST Miscellaneous Taxes Series B
5.25%, 07/01/18	(AMBAC)	100	116,678
Town of Watertown GO Series B
5.00%, 07/01/18		150	173,549
Town of West Hartford GO Series A
5.00%, 07/01/18		100	116,341
University of Connecticut RB College & University Revenue Series A
4.00%, 08/15/18		100	112,062

			1,251,160
DELAWARE — 1.20%
County of New Castle GO Series B
4.00%, 07/15/18		135	151,525
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/18		25	29,042
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/18		250	290,423
State of Delaware GO
5.00%, 07/01/18		225	261,189

			732,179

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.59%
District of Columbia GO
Series A
5.00%, 06/01/18		$100	$115,377
Series B
5.25%, 06/01/18	(AMBAC)	210	244,306

			359,683
FLORIDA — 4.80%
County of Hillsborough RB Sales Tax Revenue
5.00%, 08/01/18		30	34,768
County of Hillsborough School Board COP Lease Appropriation
5.50%, 07/01/18		100	116,628
County of Miami-Dade RB Miscellaneous Revenue
5.25%, 08/01/18	(NPFGC-FGIC)	50	57,794
County of Palm Beach RB Appropriations
5.00%, 06/01/18		150	173,065
Florida State Board of Education RB Lottery Revenue
Series A
4.50%, 07/01/18		295	335,911
5.00%, 07/01/18		100	115,827
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/18		225	261,180
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
4.00%, 07/01/18		125	139,888
5.00%, 07/01/18		255	295,359
Miami-Dade County School Board COP Lease Appropriation Series A
5.00%, 08/01/18	(AMBAC)	50	57,388
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/18		120	137,922
Palm Beach County School District COP Lease appropriation Series 2012C
5.00%, 08/01/18		100	115,373
State of Florida GO
5.00%, 07/01/18		100	116,084
Series A
5.00%, 06/01/18		500	578,560
Series B
5.00%, 06/01/18		175	202,496
Series D
5.00%, 06/01/18		100	115,712
Series E
5.00%, 06/01/18		70	80,998

			2,934,953
GEORGIA — 2.66%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/18		50	57,061
Douglasville-Douglas County Water & Sewer Authority RB Water Revenue
5.00%, 06/01/18		40	46,084
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/18		210	241,767

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/18	(AGM)	$130	$149,665
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series B
4.00%, 07/01/18		50	55,746
State of Georgia GO
Series A
5.00%, 07/01/18		275	319,231
Series B
4.25%, 08/01/18		150	169,994
5.00%, 07/01/18		100	116,084
Series I
5.00%, 07/01/18		405	470,140

			1,625,772
HAWAII — 2.42%
City & County of Honolulu GO
4.00%, 08/01/18		50	56,100
Series B
5.00%, 08/01/18		100	116,199
City & County of Honolulu RB Wastewater Revenue
Series 2009A
5.00%, 07/01/18		80	92,050
Series A
5.00%, 07/01/18		100	115,827
County of Maui GO
5.00%, 06/01/18		150	173,568
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	232,136
Series DQ
5.00%, 06/01/18	(ETM)	500	577,720
State of Hawaii RB Fuel Sales Tax Revenue Series B
5.25%, 07/01/18	(AGM)	100	116,807

			1,480,407
ILLINOIS — 2.78%
Du Page Cook & Will Counties Community College District No. 502 GO Series A
5.00%, 06/01/18		50	57,522
Metropolitan Pier & Exposition Authority RB Dedicated State Tax Revenue
0.00%, 06/15/18	(NPFGC-FGIC)	55	52,705
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/18	(NPFGC-FGIC)	50	46,613
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/18	(AGM)	50	58,796
Series B
5.50%, 06/01/18	(NPFGC)	160	186,752
State of Illinois GO
0.00%, 08/01/18		100	90,924
4.00%, 07/01/18		220	239,767
5.00%, 08/01/18		185	208,967
First Series
5.50%, 08/01/18	(NPFGC)	135	155,143
State of Illinois RB Sales Tax Revenue
3.00%, 06/15/18		150	161,315
5.00%, 06/15/18		100	115,278
Series B
5.00%, 06/15/18		285	328,542

			1,702,324

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal (000s)	Value

INDIANA — 0.54%
Indiana University RB College & University Revenue Series 2008A
5.00%, 06/01/18	$100	$115,712
Purdue University Trustees RB College & University Revenue Series Y
5.00%, 07/01/18	185	214,755

330,467
IOWA — 0.64%
Iowa City Community School District GO Series B
3.00%, 06/01/18	135	145,676
Iowa Finance Authority RB Miscellaneous Revenue
4.50%, 08/01/18	70	79,910
5.00%, 08/01/18	95	110,347
Series A
5.00%, 08/01/18	50	58,077

394,010
KENTUCKY — 0.52%
Kentucky State Property & Buildings Commission RB General Fund Series A
5.00%, 08/01/18	75	86,594
Kentucky Turnpike Authority RB Economic Development Road Revenue Series A
5.00%, 07/01/18	50	57,828
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/18	150	173,486

317,908
MAINE — 0.08%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/18	(AGM)	40	46,160

46,160
MARYLAND — 4.24%
County of Baltimore GO
5.00%, 08/01/18	125	145,412
County of Frederick GO
4.00%, 08/01/18	25	27,997
County of Harford GO
5.00%, 07/01/18	50	57,957
County of Howard GO
Series A
5.00%, 08/15/18	100	116,357
Series B
5.00%, 08/15/18	50	58,179
County of Montgomery GO Series A
5.00%, 08/01/18	100	116,330
County of Montgomery GOL Series A
5.00%, 08/01/18	150	174,495

Security		Principal (000s)	Value

Maryland State Transportation Authority RB Highway Revenue Tolls
5.00%, 07/01/18		$100	$115,913
Series A
4.00%, 07/01/18		100	111,993
5.00%, 07/01/18		25	28,978
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/18		110	127,504
State of Maryland GO
4.00%, 08/15/18		385	432,771
5.25%, 08/15/18		70	82,218
Second Series
5.00%, 07/15/18		200	232,400
Series A
5.00%, 08/01/18		125	145,412
Series B
5.00%, 08/01/18		150	174,495
Washington Suburban Sanitary District GO
5.00%, 06/01/18		180	208,494
Series 2009A
4.00%, 06/01/18		110	123,185
Series 2010A
4.00%, 06/01/18		100	111,986

			2,592,076
MASSACHUSETTS — 5.31%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18		100	115,656
Series A
3.70%, 08/01/18		100	110,966
5.00%, 08/01/18		125	145,204
Series B
4.00%, 06/01/18		240	268,356
4.00%, 07/01/18		25	27,998
5.00%, 08/01/18		425	493,693
Series D
5.50%, 08/01/18		160	189,059
5.50%, 08/01/18	(NPFGC)	100	118,162
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/24	(PR 07/01/18)	100	116,212
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/18		100	112,329
5.25%, 07/01/18		100	117,064
Series B
5.00%, 07/01/18		270	313,427
5.25%, 07/01/18		105	122,917
Series D
5.00%, 07/01/18		120	139,301
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue Series 12B
5.00%, 08/01/18		85	98,732
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 15A
5.00%, 08/01/18		455	529,301
Massachusetts Water Resources Authority RB Water Revenue
5.00%, 08/01/18		200	232,398

			3,250,775

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal (000s)	Value

MICHIGAN — 0.99%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18	$525	$607,871

		607,871
MINNESOTA — 1.40%
State of Minnesota GO
Series A
5.00%, 08/01/18	350	406,543
Series B
5.00%, 08/01/18	100	116,155
Series F
4.00%, 08/01/18	300	336,474

		859,172
MISSOURI — 0.24%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
5.00%, 07/01/18	75	87,063
Series A
5.00%, 07/01/18	50	58,042

		145,105
MONTANA — 0.28%
Montana State Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/18	150	173,066

		173,066
NEBRASKA — 0.18%
Douglas County School District No. 17 GO
4.00%, 06/15/18	100	111,823

		111,823
NEVADA — 1.16%
Clark County School District GOL Series A
5.00%, 06/15/18	55	63,291
County of Clark RB Port Airport & Marina Revenue
Series A
5.25%, 07/01/18	55	63,494
Series B
5.00%, 07/01/18	250	287,655
Series D
5.00%, 07/01/18	50	57,573
State of Nevada GOL
5.00%, 06/01/18	25	28,886
5.00%, 08/01/18	180	208,845

		709,744
NEW HAMPSHIRE — 0.61%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series C
5.50%, 08/15/18	165	194,950
State of New Hampshire GO
Series A
5.00%, 07/01/18	110	127,598
Series B
4.00%, 06/01/18	45	50,357

		372,905

Security		Principal (000s)	Value

NEW JERSEY — 3.30%
New Jersey Building Authority RB Lease Appropriation Series A
5.00%, 06/15/18		$100	$113,618
New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/18		100	115,530
New Jersey Economic Development Authority RB Miscellaneous Taxes Series A
0.00%, 07/01/18	(NPFGC)	55	50,448
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/18		150	170,229
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 06/01/18	(SAP)	115	130,342
Series J
5.00%, 07/01/18		50	58,170
Series K
4.25%, 07/01/18		100	113,226
New Jersey Transportation Trust Fund Authority RB Appropriations Series A
5.00%, 06/15/18		400	455,132
New Jersey Transportation Trust Fund Authority RB General Fund Series A
5.75%, 06/15/18		50	58,288
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
5.00%, 06/15/18		75	85,337
State of New Jersey GO
5.00%, 06/01/18		170	194,682
Series H
5.25%, 07/01/18		145	167,761
Series L
5.25%, 07/15/18	(AMBAC)	50	57,905
Series M
5.50%, 07/15/18	(AMBAC)	165	192,707
Series Q
5.00%, 08/15/18		50	57,521

			2,020,896
NEW MEXICO — 1.64%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18	(SAW)	100	107,910
City of Albuquerque GO Series A
4.00%, 07/01/18		50	56,080
City of Santa Fe RB Sales Tax Revenue Series A
4.00%, 06/01/18		25	27,906
County of Santa Fe GO
4.00%, 07/01/18		100	112,161
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18		200	231,560
New Mexico Finance Authority RB Miscellaneous Revenue
4.00%, 06/01/18		60	67,048
Series E
4.00%, 06/01/18		80	89,398

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	$150	$168,108
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/18		125	144,944

			1,005,115
NEW YORK — 9.71%
City of New York GO
5.00%, 08/01/18		250	287,947
Series 1
5.00%, 08/01/18		135	155,492
Series B
5.00%, 08/01/18		245	282,188
Series C
4.00%, 08/01/18		135	150,121
5.00%, 08/01/18		185	213,081
5.25%, 08/01/18		70	81,321
Series D
5.00%, 08/01/18		45	51,831
Series E
4.00%, 08/01/18		180	200,162
5.00%, 08/01/18		80	92,143
Series F
5.00%, 08/01/18		50	57,590
Series G
5.00%, 08/01/18		500	575,895
Series I
5.00%, 08/01/18		430	495,270
Series I-1
5.00%, 08/01/18		195	224,599
County of Onondaga GO Series A
5.00%, 06/15/18		125	144,941
County of Orange GO Series A
5.00%, 07/15/18		25	29,007
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.75%, 07/01/18	(SAP)	130	153,608
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/18		50	57,934
Series C
5.25%, 06/15/18		115	134,364
Series D
0.00%, 06/15/18		60	57,926
Series FF
5.00%, 06/15/18		100	115,615
Series FF-1
3.25%, 06/15/18		100	108,876
5.00%, 06/15/18		105	121,396
New York City Transitional Finance Authority RB Income Tax Revenue Series S-1
5.00%, 07/15/18	(SAW)	100	115,475
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/18	(SAW)	180	207,855
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
5.00%, 08/01/18		85	98,782
New York State Dormitory Authority RB College & University Revenue
Series A

Security		Principal (000s)	Value

4.00%, 07/01/18		$150	$166,180
4.00%, 07/01/18	(GOI)	135	151,079
5.00%, 07/01/18		100	115,274
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/18		210	242,791
Series E
5.00%, 08/15/18		125	145,143
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/18		30	33,335
5.00%, 07/01/18		165	189,699
5.50%, 07/01/18	(NPFGC-FGIC)	140	163,577
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/18		150	174,183
Series B
5.00%, 06/15/18		125	145,153
5.00%, 08/15/18		75	87,483
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 07/15/18	(GOI)	100	115,683

			5,942,999
NORTH CAROLINA — 2.51%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/18		115	133,529
City of Charlotte GO
Series A
5.00%, 07/01/18		80	92,867
Series C
5.00%, 06/01/18		130	150,579
City of Charlotte RB Port Airport & Marina Revenue
5.00%, 07/01/18		25	28,660
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/18		150	173,869
City of Greensboro RB Water Revenue
5.25%, 06/01/18		70	81,612
County of Forsyth GO
5.00%, 07/01/18		80	92,867
County of Guilford GO Series D
4.00%, 08/01/18		25	28,082
County of Mecklenburg GO Series A
5.00%, 08/01/18		25	29,083
State of North Carolina GO
Series B
5.00%, 06/01/18		200	231,660
Series D
3.00%, 06/01/18		350	378,497
Town of Cary GO Series A
5.00%, 06/01/18		100	115,830

			1,537,135
OHIO — 1.96%
City of Columbus GO Series A
4.00%, 06/01/18		245	274,165
Ohio State University (The) RB College & University Revenue Series A
5.00%, 06/01/18		50	57,793

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal (000s)	Value

Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/18	$100	$115,837
Series A
5.00%, 06/01/18	100	115,837
Series B
5.00%, 06/01/18	70	81,086
State of Ohio GO
Series A
4.00%, 08/01/18	250	279,967
Series C
3.00%, 08/01/18	50	53,997
4.00%, 08/01/18	90	100,788
State of Ohio RB Federal Grant Revenue
Series 2008-1
5.75%, 06/15/18	100	118,046

1,197,516
OKLAHOMA — 0.70%
County of Oklahoma GOL
Series A
3.75%, 08/01/18	50	55,536
Oklahoma Capital Improvement Authority RB Lease Appropriation
Series A
5.00%, 07/01/18	100	115,231
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18	150	173,166
State of Oklahoma GO
Series A
5.00%, 07/15/18	75	87,118

431,051
OREGON — 0.73%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/15/18	195	225,695
Portland Community College District GO
5.00%, 06/15/18	100	115,868
State of Oregon GO
Series A
4.00%, 08/01/18	95	106,388

447,951
PENNSYLVANIA — 4.08%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/18	100	115,033
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	225	260,069
5.00%, 07/01/18	290	335,898
Third Series
5.38%, 07/01/18	(AGM)	520	609,939
County of Bucks GO
5.00%, 06/01/18	80	92,804
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18	650	753,707
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
5.00%, 06/15/18	100	115,075

Security		Principal (000s)	Value

Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/18		$135	$155,847
Pennsylvania Turnpike Commission RB Miscellaneous Revenue
Series A
5.25%, 07/15/18	(AGM)	50	58,034

			2,496,406
SOUTH CAROLINA — 0.51%
State of South Carolina GO
Series A
5.00%, 06/01/18		170	196,770
State of South Carolina RB Port Airport & Marina Revenue
5.00%, 07/01/18		100	114,386

			311,156
SOUTH DAKOTA — 0.18%
South Dakota Conservancy District RB Water Revenue
Series 2012B
4.00%, 08/01/18		100	111,987

			111,987
TENNESSEE — 0.62%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/18		230	266,501
Series D
4.00%, 07/01/18		100	111,951

			378,452
TEXAS — 5.57%
City of San Antonio GOL
4.50%, 08/01/18		50	57,252
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	56,123
Coppell Independent School District GO
Series B
0.00%, 08/15/18		145	137,006
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	157,143
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	168,368
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	150	174,420
Frisco Independent School District GO
Series B
5.00%, 08/15/18	(PSF)	100	116,280
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18		60	69,709
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	100	116,280
Keller Independent School District GO
Series A
0.00%, 08/15/18	(PSF)	25	23,931
Klein Independent School District GO
Series A
5.00%, 08/01/18	(PSF)	150	174,244
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	50	58,644
Series B
0.00%, 08/15/18		170	161,288

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	$160	$179,592
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	58,140
North Texas Municipal Water District RB Sewer Revenue
4.00%, 06/01/18		50	55,812
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	67,347
Round Rock Independent School District GO
5.00%, 08/01/18		80	92,930
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	110,228
State of Texas GO
4.00%, 08/01/18		100	112,500
Series B
3.00%, 08/01/18		150	162,744
Series C
5.00%, 08/01/18		40	46,602
Texas A&M University Board of Regents RB College & University Revenue
5.00%, 07/01/18		150	173,997
Texas Tech University Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/18		200	232,098
Texas Water Development Board RB Water Revenue
4.00%, 07/15/18		75	83,990
University of Texas System Board of Regents RB College & University Revenue
Series B
4.00%, 08/15/18		200	224,642
5.25%, 08/15/18		140	164,312
Series C
5.00%, 08/15/18		150	174,535

			3,410,157
UTAH — 2.49%
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	74,937
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
4.00%, 07/01/18		195	217,409
5.00%, 07/01/18		75	86,551
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	61,689
5.00%, 01/01/24	(PR 07/01/18)	150	174,190
Series C
3.00%, 07/01/18		60	64,967
5.00%, 07/01/18		580	673,537
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/18	(AGM)	145	167,763

			1,521,043
VERMONT — 0.24%
State of Vermont GO
Series D
4.00%, 08/15/18		130	146,130

			146,130

Security		Principal (000s)	Value

VIRGINIA — 3.43%
City of Alexandria GO
5.00%, 06/15/18	(SAW)	$100	$115,949
City of Richmond GO
Series B
5.00%, 07/15/18		150	174,106
City of Virginia Beach GO
Series B
5.00%, 07/15/18		100	116,200
Commonwealth of Virginia GO
Series B
5.00%, 06/01/18		200	231,660
County of Arlington GO
Series B
4.00%, 08/15/18		100	112,408
County of Fairfax RB Sewer Revenue
5.00%, 07/15/18		75	87,150
County of Henrico GO
Series A
5.00%, 08/01/18		100	116,330
County of Loudoun GO
Series A
5.00%, 07/01/18		100	115,998
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18		50	57,795
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18	(SAP)	135	156,692
Series B-1
5.00%, 08/01/18		100	116,068
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 07/15/18	(SAW)	75	87,150
Series B
5.00%, 08/01/18		60	69,693
5.00%, 08/01/18	(SAW)	75	87,116
Series C
4.00%, 08/01/18	(SAW)	275	308,435
5.00%, 08/01/18		125	145,194

			2,097,944
WASHINGTON — 7.29%
City of Seattle RB Electric Power & Light Revenues
Series A
5.00%, 06/01/18		110	127,145
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	100	111,583
County of King GOL
5.00%, 06/01/18		100	115,586
County of Pierce RB Sewer Revenue
5.00%, 08/01/18		100	115,807
Energy Northwest RB Electric Power & Light Revenues
5.00%, 07/01/18		120	138,992
Series A
5.00%, 07/01/18		360	416,977
5.25%, 07/01/18		480	560,673
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/18		875	1,013,487
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/18		25	28,651

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal (000s)	Value

State of Washington COP Lease Appropriation Series A
5.00%, 07/01/18	$100	$115,529
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	133,478
Series 2010C
5.00%, 08/01/18	120	139,282
Series 2013A
5.00%, 08/01/18	315	365,614
Series A
5.00%, 08/01/18	225	261,153
Series B
5.00%, 08/01/18	75	87,051
Series C
5.50%, 07/01/18	115	135,454
Series D
5.00%, 07/01/18	300	347,481
Series R-2011C
5.00%, 07/01/18	150	173,740
University of Washington RB College & University Revenue Series C
5.00%, 07/01/18	65	75,371

4,463,054
WISCONSIN — 1.64%
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 07/01/18	420	487,553
State of Wisconsin RB Sewer Revenue Series 2
5.00%, 06/01/18	25	28,897
State of Wisconsin RB Water Revenue
Series 1
5.00%, 06/01/18	150	173,379
Series 5
5.00%, 06/01/18	100	115,586
Wisconsin Public Power Inc. RB Electric Power & Light Revenues Series A
5.00%, 07/01/18	(AGM)	170	195,605

1,001,020

TOTAL MUNICIPAL BONDS & NOTES (Cost: $59,833,715)	60,353,990

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	368	$367,870

		367,870

TOTAL SHORT-TERM INVESTMENTS (Cost: $367,870)		367,870

TOTAL INVESTMENTS IN SECURITIES — 99.21% (Cost: $60,201,585)		60,721,860
Other Assets, Less Liabilities — 0.79%		480,485

NET ASSETS — 100.00%		$61,202,345

COP	— Certificates of Participation
ETM	— Escrowed to Maturity
GO	— General Obligation
GOI	— General Obligation of the Issuer
GOL	— General Obligation Limited
GTD	— Guaranteed by the Commonwealth, County or State
PR	— Prerefunded
PSF	— Permanent School Fund
RB	— Revenue Bond
SAP	— Subject to Appropriations
SAW	— State Aid Withholding
ST	— Special Tax

Insured by:
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.
FGIC	— Financial Guaranty Insurance Co.
NPFGC	— National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.89%

ALASKA — 0.64%
Borough of North Slope GO Series A
4.00%, 06/30/19	$15	$16,878
State of Alaska GO
Series A
4.00%, 08/01/19	50	56,820
Series B
5.00%, 08/01/19	20	23,711

		97,409

ARIZONA — 2.82%
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/19	50	58,853
City of Tucson RB Water Revenue
5.00%, 07/01/19	40	46,998
County of Pima RB Sewer Revenue Series B
5.00%, 07/01/19	50	58,826
Maricopa County Community College District GO Series D
4.00%, 07/01/19	25	28,298
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19	40	43,903
Phoenix Civic Improvement Corp. RB Excise Tax Revenue Series A
4.00%, 07/01/19	65	73,272
University of Arizona Board of Regents COP College & University Revenue Series B
5.00%, 06/01/19	100	116,476

		426,626

CALIFORNIA — 12.78%
City & County of San Francisco GO Series A
5.00%, 06/15/19	40	47,482
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/19	90	106,556
5.25%, 06/01/19	25	29,897
City of Riverside RB Sales Tax Revenue Series A
5.00%, 06/01/19	100	118,388
Coast Community College District GO Series A
5.00%, 08/01/19	60	71,242
County of Santa Clara GO Series B
5.00%, 08/01/19	25	29,789
Long Beach Unified School District GO Series A
5.00%, 08/01/19	20	23,650
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue

Security	Principal (000s)	Value

Series A
5.00%, 07/01/19	$60	$71,554
Series B
5.00%, 07/01/19	50	59,413
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
5.00%, 07/01/19	10	11,883
Los Angeles Department of Water & Power RB Water Revenue Series A
5.00%, 07/01/19	70	83,178
Los Angeles Unified School District GO
Series F
5.00%, 07/01/19	50	59,172
Series KRY
5.00%, 07/01/19	30	35,503
Metropolitan Water District of Southern California RB Water Revenue Series A
5.00%, 07/01/19	25	29,693
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series Y
4.00%, 08/15/19	30	34,176
San Diego Community College District GO
5.00%, 08/01/19	50	59,586
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/19	35	40,809
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.00%, 08/01/19	15	17,802
San Diego Unified School District GO Series C-2
5.50%, 07/01/19	(AGM)	70	84,573
San Francisco Unified School District GO Series B
5.00%, 06/15/19	25	29,623
San Juan Unified School District GO
5.00%, 08/01/19	25	29,481
Santa Monica Community College District GO Series C
5.25%, 08/01/19	15	17,962
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19	65	59,652
Southern California Public Power Authority RB Electric Power & Light Revenues Series A
5.00%, 07/01/19	85	100,777
Southern California Public Power Authority RB Miscellaneous Revenue
5.00%, 07/01/19	10	11,861
State of California GO
Series A
4.60%, 07/01/19	10	11,683
5.00%, 07/01/19	555	659,185

1,934,570

COLORADO — 1.01%
City & County of Denver GO Series A
5.00%, 08/01/19	50	59,278
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/19	50	58,775
Series B
5.00%, 06/01/19	30	35,264

153,317

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS ® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

CONNECTICUT — 0.86%
State of Connecticut GO Series B
5.25%, 06/01/19	(AMBAC)	$110	$130,398

			130,398

DELAWARE — 0.39%
County of New Castle GO
Series A
5.00%, 07/15/19		25	29,632
Series B
5.00%, 07/15/19		25	29,632

			59,264

DISTRICT OF COLUMBIA — 0.15%
District of Columbia GO Series A
5.00%, 06/01/19		20	23,437

			23,437

FLORIDA — 5.47%
Florida Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/19		115	134,632
Florida State Board of Education RB Lottery Revenue
Series E
5.00%, 07/01/19		80	94,250
Series F
5.00%, 07/01/19		105	123,702
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/19		110	129,593
Miami-Dade County Transit System RB Sales Surtax Revenue Series A
5.00%, 07/01/19		30	35,058
Palm Beach County School District COP Lease Renewal Series C
4.00%, 08/01/19		20	22,458
State of Florida GO
5.00%, 07/01/19		20	23,637
Series A
5.00%, 06/01/19		115	135,483
Series B
5.00%, 06/01/19		40	47,124
Series C
5.00%, 06/01/19		70	82,468

			828,405

GEORGIA — 2.64%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/19		50	58,514
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/19		105	123,703

Security		Principal (000s)	Value

State of Georgia GO
Series I
4.00%, 07/01/19		$35	$39,745
5.00%, 07/01/19		150	177,597

			399,559

HAWAII — 1.20%
City & County of Honolulu RB Wastewater Revenue
0.00%, 07/01/19	(NPFGC-FGIC)	30	27,157
Honolulu City & County Board of Water Supply RB Water System Revenue Series A
5.00%, 07/01/19		30	35,344
State of Hawaii GO
Series DR
4.25%, 06/01/19		55	62,721
Series EH
4.00%, 08/01/19		50	56,529

			181,751

ILLINOIS — 3.10%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/19	(NPFGC-FGIC)	65	58,205
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 06/01/19	(AGM)	20	23,357
5.50%, 07/01/19	(NPFGC-FGIC)	50	59,685
State of Illinois GO
0.00%, 08/01/19		20	17,471
5.00%, 08/01/19		95	107,273
Series A
5.00%, 06/01/19		50	56,422
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/19		75	87,849
Series B
5.00%, 06/15/19		50	58,566

			468,828

INDIANA — 0.58%
Purdue University Trustees RB College & University Revenue Series A
5.00%, 07/01/19		75	88,638

			88,638

IOWA — 0.81%
City of Des Moines GO Series A
5.00%, 06/01/19		25	29,335
City of West Des Moines GO Series A
4.25%, 06/01/19		50	57,199
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/19		30	35,502

			122,036

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal (000s)	Value

KENTUCKY — 0.19%
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 08/01/19	$25	$29,347

29,347
MAINE — 0.57%
State of Maine GO
4.25%, 06/01/19	75	85,683

85,683
MARYLAND — 5.44%
County of Harford GO Series A
5.00%, 07/01/19	15	17,728
County of Howard GO Series B
5.00%, 08/15/19	50	59,206
County of Montgomery GO
Series A
5.00%, 07/01/19	50	59,199
5.00%, 08/01/19	40	47,422
Maryland State Transportation Authority RB Highway Revenue Tolls Series A
5.00%, 07/01/19	90	106,126
State of Maryland GO
4.50%, 08/01/19	150	173,987
Series B
4.50%, 08/01/19	100	116,098
5.25%, 08/15/19	130	155,828
Washington Suburban Sanitary District GO
5.00%, 06/01/19	75	88,633

824,227
MASSACHUSETTS — 6.49%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/19	175	208,656
Series B
5.00%, 08/01/19	115	135,707
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/19	115	137,302
Series B
5.25%, 07/01/19	95	113,423
Massachusetts School Building Authority RB Sales Tax Revenue
Series B
4.00%, 08/15/19	35	39,657
5.00%, 08/15/19	100	118,248
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue
3.00%, 08/01/19	25	27,130
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/19	50	59,784
Series A
5.25%, 08/01/19	100	119,567
Massachusetts Water Resources Authority RB Water Revenue Series B
5.00%, 08/01/19	(GOI)	20	23,635

983,109

Security		Principal (000s)	Value

MICHIGAN — 1.75%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/19		$225	$265,077

			265,077
MINNESOTA — 2.50%
State of Minnesota GO
Series A
5.00%, 08/01/19		100	118,339
Series D
5.00%, 08/01/19		50	59,169
Series E
4.00%, 08/01/19		125	141,785
State of Minnesota RB Lease Appropriation Series A
5.00%, 06/01/19		50	58,749

			378,042
NEBRASKA — 0.56%
City of Lincoln RB Water Revenue
4.00%, 08/15/19		75	84,861

			84,861
NEVADA — 0.54%
State of Nevada GOL
5.00%, 06/01/19		30	35,249
5.00%, 08/01/19		15	17,678
Series C
5.00%, 08/01/19		25	29,463

			82,390
NEW HAMPSHIRE — 0.08%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/19		10	11,803

			11,803
NEW JERSEY — 2.68%
New Jersey Economic Development Authority RB Miscellaneous Revenue Series PP
5.00%, 06/15/19		125	143,379
New Jersey Transportation Trust Fund Authority RB Appropriations Series AA
5.00%, 06/15/19		50	57,581
State of New Jersey COP Lease Appropriation Series A
5.00%, 06/15/19		25	28,802
State of New Jersey GO
5.00%, 08/01/19		135	157,606
Series N
5.50%, 07/15/19	(NPFGC)	15	17,879

			405,247

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

NEW MEXICO — 1.51%
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/19		$35	$41,308
New Mexico Finance Authority RB Federal Grant Revenue
4.00%, 06/15/19		150	169,602
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/19		15	17,704

			228,614
NEW YORK — 13.07%
City of New York GO
Series 1
5.00%, 08/01/19		15	17,557
Series C
4.00%, 08/01/19		50	56,084
Series D
5.00%, 08/01/19		200	234,094
Series E
5.00%, 08/01/19		260	304,322
Series H
5.00%, 08/01/19		40	46,819
Series I
5.00%, 08/01/19		225	263,356
Long Island Power Authority RB Electric Power & Light Revenues
0.00%, 06/01/19	(AGM)	35	32,101
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/19		250	294,285
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1A
5.00%, 07/15/19	(SAW)	100	117,404
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/19		70	82,762
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/19		50	58,667
5.00%, 07/01/19	(GOI)	50	59,092
New York State Dormitory Authority RB Income Tax Revenue
Series E
5.00%, 08/15/19		115	135,485
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/19	(SAP)	65	76,268
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/19		70	82,844
Series A
5.00%, 06/15/19		100	118,348

			1,979,488
NORTH CAROLINA — 4.94%
City of Charlotte GO
Series A
5.00%, 07/01/19		50	59,199
City of Charlotte RB Water & Sewer Revenue
Series B
4.00%, 07/01/19		20	22,628
City of Greensboro RB Water Revenue
5.25%, 06/01/19		35	41,595

Security		Principal (000s)	Value

County of Forsyth GO
Series E
4.00%, 07/01/19		$75	$85,167
County of Mecklenburg GO
Series A
4.00%, 08/01/19		100	113,640
State of North Carolina GO
Series A
5.00%, 06/01/19		300	354,531
Series B
5.00%, 06/01/19		60	70,906

			747,666
OHIO — 1.33%
City of Columbus GO
Series A
5.00%, 08/15/19		25	29,658
Ohio State Water Development Authority RB Water Revenue
5.25%, 06/01/19		25	29,789
Series B
5.00%, 06/01/19		40	47,187
State of Ohio GO
5.00%, 08/01/19		35	41,249
Series B
5.00%, 08/01/19		45	53,131

			201,014
OKLAHOMA — 0.73%
Oklahoma Capital Improvement Authority RB Appropriations
Series A
2.00%, 07/01/19		50	51,567
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/19		35	41,086
Oklahoma City Water Utilities Trust RB Water Revenue
5.00%, 07/01/19		15	17,704

			110,357
OREGON — 0.89%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19	(NPFGC-FGIC)	25	23,235
Metro GO
Series A
5.00%, 06/01/19		20	23,636
Portland Community College District GO
5.00%, 06/15/19		75	88,472

			135,343
PENNSYLVANIA — 3.98%
Commonwealth of Pennsylvania GO
5.38%, 07/01/19	(NPFGC)	105	125,323
First Series
5.00%, 07/01/19		105	123,424
Second Series
5.00%, 07/01/19		70	82,283
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/19		170	200,643

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2014

Security		Principal (000s)	Value

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue Series AJ
5.00%, 06/15/19		$10	$11,712
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/19		50	58,640

			602,025
TENNESSEE — 0.15%
Metropolitan Government of Nashville & Davidson County GO Series D
4.00%, 07/01/19		20	22,607

			22,607
TEXAS — 6.86%
City of Corpus Christi RB Water Revenue
5.00%, 07/15/19		20	23,387
City of El Paso GOL
5.00%, 08/15/19		25	29,480
City of San Antonio GOL Series A
5.00%, 08/01/19		35	41,419
County of Bexar GOL
5.00%, 06/15/19		50	59,167
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	100	118,330
Grapevine-Colleyville Independent School District GO Series A
5.00%, 08/15/19	(PSF)	25	29,582
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	65	73,702
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	40	45,355
5.00%, 08/15/19	(PSF)	25	29,582
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	25	29,582
State of Texas GO
5.00%, 08/01/19		60	71,166
Series B
5.00%, 08/01/19		200	237,220
Series C
5.00%, 08/01/19		40	47,336
Texas A&M University Board of Regents RB College & University Revenue Series A
5.00%, 07/01/19		25	29,546
Texas Water Development Board RB Water Revenue
4.00%, 07/15/19		25	28,256
University of Texas System Board of Regents RB College & University Revenue
Series A
4.00%, 08/15/19		15	17,036
Series B
4.00%, 08/15/19		30	34,072
5.00%, 08/15/19		80	94,817

			1,039,035
UTAH — 1.37%
State of Utah GO
Series A
5.00%, 07/01/19		125	148,064
Series C

Security		Principal (000s)	Value

5.00%, 07/01/19		$50	$59,225

			207,289
VIRGINIA — 3.68%
City of Alexandria GO Series A
4.50%, 06/15/19	(SAW)	50	57,940
Commonwealth of Virginia GO Series D
5.00%, 06/01/19		100	118,177
County of Fairfax RB Sewer Revenue
5.00%, 07/15/19		50	59,237
Virginia Public Building Authority RB Appropriations Series B
4.00%, 08/01/19		50	56,530
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/19		75	88,471
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/19	(SAW)	20	23,614
Series B
4.00%, 08/01/19	(SAW)	25	28,291
Series C
4.00%, 08/01/19	(SAW)	110	124,481

			556,741
WASHINGTON — 5.38%
City of Seattle RB Electric Power & Light Revenues Series A
5.00%, 06/01/19		25	29,400
City of Seattle RB Water Revenue Series B
4.50%, 08/01/19		50	57,862
County of King GOL Series B
5.00%, 06/01/19		25	29,453
Energy Northwest RB Electric Power & Light Revenues Series A
5.00%, 07/01/19		155	182,609
State of Washington COP Lease Abatement
4.00%, 07/01/19		50	55,773
State of Washington GO
5.00%, 07/01/19		220	259,186
Series 2010B
5.00%, 08/01/19		40	47,184
Series 2010C
5.00%, 08/01/19		35	41,286
Series D
5.00%, 07/01/19		65	76,578
Series R
5.00%, 07/01/19		30	35,344

			814,675
WISCONSIN — 1.75%
State of Wisconsin RB Miscellaneous Revenue Series I
5.00%, 07/01/19	(NPFGC)	175	206,822

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2014

Security	Principal or Shares (000s)	Value

State of Wisconsin RB Water Revenue
5.00%, 06/01/19	$50	$58,800

		265,622

TOTAL MUNICIPAL BONDS & NOTES (Cost: $14,906,711)		14,974,500

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	52	52,171

		52,171

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,171)		52,171

TOTAL INVESTMENTS IN SECURITIES — 99.23% (Cost: $14,958,882)		15,026,671
Other Assets, Less Liabilities — 0.77%		116,190

NET ASSETS — 100.00%		$15,142,861

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

167

Consolidated Schedule of Investments  (Unaudited)

iSHARES® INDIA 50 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.53%

AUTOMOBILES — 8.94%
Bajaj Auto Ltd.	188,697	$7,276,147
Hero Motocorp Ltd.	168,513	7,391,231
Mahindra & Mahindra Ltd.	633,760	12,103,874
Maruti Suzuki India Ltd.	186,397	7,569,610
Tata Motors Ltd.	2,466,480	17,709,957

		52,050,819
BEVERAGES — 0.73%
United Spirits Ltd.	107,060	4,270,548

		4,270,548
CHEMICALS — 1.07%
Asian Paints Ltd.	629,724	6,227,262

		6,227,262
COMMERCIAL BANKS — 21.27%
Axis Bank Ltd.	455,637	14,555,276
Bank of Baroda	274,198	4,000,846
HDFC Bank Ltd.	2,497,733	34,161,777
HDFC Bank Ltd. SP ADR	18,450	863,829
ICICI Bank Ltd.	1,580,876	37,323,333
IndusInd Bank Ltd.	610,148	5,807,161
Kotak Mahindra Bank Ltd.	541,902	7,970,991
Punjab National Bank Ltd.	200	3,304
State Bank of India	429,856	19,223,385

		123,909,902
CONSTRUCTION & ENGINEERING — 5.43%
Larsen & Toubro Ltd.	1,116,790	31,638,432

		31,638,432
CONSTRUCTION MATERIALS — 2.32%
ACC Ltd.	135,572	3,316,089
Ambuja Cements Ltd.	1,091,951	4,010,228
Grasim Industries Ltd.	200	11,422
Ultratech Cement Ltd.	143,108	6,175,199

		13,512,938
DIVERSIFIED FINANCIAL SERVICES — 0.69%
IDFC Ltd.	1,781,793	4,007,495

		4,007,495
ELECTRIC UTILITIES — 2.02%
Power Grid Corp. of India Ltd.	3,077,842	7,132,569
Tata Power Co. Ltd.	2,583,177	4,635,893

		11,768,462

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.89%
Bharat Heavy Electricals Ltd.	1,248,220	$5,201,306

		5,201,306
GAS UTILITIES — 0.85%
GAIL (India) Ltd.	641,707	4,946,809

		4,946,809
HOUSEHOLD PRODUCTS — 1.73%
Hindustan Unilever Ltd.	976,732	10,087,247

		10,087,247
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.29%
NTPC Ltd.	2,884,382	7,500,570

		7,500,570
IT SERVICES — 15.24%
HCL Technologies Ltd.	369,087	9,217,728
Infosys Ltd.	659,504	35,743,926
Tata Consultancy Services Ltd.	699,147	28,230,093
Tech Mahindra Ltd.	205,450	7,360,526
Wipro Ltd.	900,665	8,192,839

		88,745,112
METALS & MINING — 4.78%
Hindalco Industries Ltd.	1,821,236	4,978,515
Jindal Steel & Power Ltd.	526,445	2,826,900
NMDC Ltd.	1,131,913	3,439,033
Sesa Sterlite Ltd.	1,716,488	8,354,190
Tata Steel Ltd.	933,659	8,213,184

		27,811,822
OIL, GAS & CONSUMABLE FUELS — 11.99%
Bharat Petroleum Corp. Ltd.	366,562	3,663,942
Cairn India Ltd.	819,855	4,982,529
Coal India Ltd.	908,508	5,822,286
Oil & Natural Gas Corp. Ltd.	2,449,136	17,322,436
Reliance Industries Ltd.	2,251,142	38,054,016

		69,845,209
PHARMACEUTICALS — 5.22%
Cipla Ltd.	704,335	5,135,868
Dr. Reddy’s Laboratories Ltd.	174,727	7,632,953
Lupin Ltd.	330,946	5,774,303
Sun Pharmaceuticals Industries Ltd.	1,036,677	11,873,008

		30,416,132
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.40%
DLF Ltd.	650,262	2,328,028

		2,328,028

168

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

June 30, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 6.06%
Housing Development Finance Corp. Ltd.	2,135,893	$35,293,305

		35,293,305
TOBACCO — 7.03%
ITC Ltd.	7,562,176	40,922,051

		40,922,051
WIRELESS TELECOMMUNICATION SERVICES — 1.58%
Bharti Airtel Ltd.	1,646,033	9,232,089

		9,232,089

TOTAL COMMON STOCKS
(Cost: $449,815,738)		579,715,538

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	3,182,738	3,182,738

		3,182,738

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,182,738)		3,182,738

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $452,998,476)		582,898,276
Other Assets, Less Liabilities — (0.08)%		(478,492)

NET ASSETS — 100.00%		$582,419,784

SP ADR	— Sponsored American Depositary Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

169

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 98.83%

AUSTRALIA — 12.64%
Abacus Property Group	73,367	$173,119
ALE Property Group	44,462	121,700
Aspen Group Ltd.	30,911	35,302
Astro Japan Property Trust	18,706	72,035
Australand Property Group	117,970	494,376
Aveo Group	85,023	165,313
BGP Holdings PLC[a,b]	1,986,852	27
BWP Trust	127,041	297,371
Cedar Woods Properties Ltd.	14,288	98,581
CFS Retail Property Trust Group	636,427	1,225,411
Charter Hall Group	58,515	235,277
Charter Hall Retail REIT	76,281	279,352
Cromwell Group	335,110	308,386
Dexus Property Group	1,399,190	1,465,895
Federation Centres	370,548	870,857
Finbar Group Ltd.	38,023	58,497
GDI Property Group	87,326	75,005
Goodman Group	388,972	1,854,013
GPT Group (The)	434,609	1,575,190
Growthpoint Properties Australia Ltd.	31,067	71,840
Ingenia Communities Group	183,911	86,792
Investa Office Fund	159,518	511,908
Lend Lease Group	136,300	1,686,560
Mirvac Group	913,586	1,539,185
National Storage REIT[a]	37,600	45,071
Peet Ltd.[a]	77,268	98,455
Scentre Group[a]	1,334,895	4,031,811
Shopping Centres Australasia Property Group	169,153	274,607
Stockland Corp. Ltd.	549,947	2,013,983
Sunland Group Ltd.	39,762	58,546
Westfield Corp.	501,443	3,384,003

		23,208,468
AUSTRIA — 1.16%
Atrium European Real Estate Ltd.	43,146	257,796
BUWOG AGa	13,301	256,958
CA Immobilien Anlagen AG	18,894	358,282
conwert Immobilien Invest SE	16,779	199,199
IMMOEAST AG Escrow[a,b]	100,152	1
IMMOFINANZ AG	265,503	937,865
IMMOFINANZ AG Escrow[a,b]	112,716	2
S IMMO AG	15,792	128,432

		2,138,535
BELGIUM — 0.67%
Aedifica SA	2,444	167,310
Befimmo SA	4,559	347,490
Cofinimmo SA	4,042	503,659
Warehouses De Pauw SCA	2,820	211,274

		1,229,733
CANADA — 3.94%
Allied Properties Real Estate Investment Trust	8,601	285,448

Security	Shares	Value

Artis Real Estate Investment Trust	15,463	$228,646
Boardwalk Real Estate Investment Trust	6,627	406,026
Brookfield Office Properties Canada	3,995	103,330
Calloway Real Estate Investment Trust	16,356	407,844
Canadian Apartment Properties Real Estate Investment Trust	13,630	292,524
Canadian Real Estate Investment Trust	8,695	375,424
Chartwell Retirement Residences	22,231	226,244
Choice Properties REIT	13,536	135,341
Cominar Real Estate Investment Trust	15,792	279,472
Crombie Real Estate Investment Trust	9,729	122,760
CT Real Estate Investment Trust[c]	9,729	104,127
Dream Global Real Estate Investment Trust	13,489	124,360
Dream Industrial Real Estate Investment Trust	5,922	54,097
Dream Office Real Estate Investment Trust	12,549	345,078
Dream Unlimited Corp. Class Aa	11,985	173,617
First Capital Realty Inc.	24,487	428,060
Granite Real Estate Investment Trust	5,969	221,354
H&R Real Estate Investment Trust	33,887	736,819
HealthLease Properties Real Estate Investment Trust	4,512	45,580
InnVest Real Estate Investment Trust	13,489	67,372
InterRent Real Estate Investment Trust	7,520	40,172
Killam Properties Inc.	14,006	138,725
Mainstreet Equity Corp.[a]	1,927	70,918
Melcor Developments Ltd.	3,995	99,392
Milestone Apartments Real Estate Investment Trust	6,439	65,106
Morguard Corp.	1,504	204,741
Morguard North American Residential Real Estate Investment Trust	3,149	30,954
Morguard Real Estate Investment Trust	7,990	133,223
Northern Property REIT Real Estate Investment Trust	4,042	108,872
NorthWest Healthcare Properties Real Estate Investment Trust[c]	5,405	50,744
Plaza Retail REIT	12,549	48,186
Pure Industrial Real Estate Trust	16,591	71,339
Retrocom Real Estate Investment Trust	7,238	31,258
RioCan Real Estate Investment Trust	37,882	971,279

		7,228,432
DENMARK — 0.04%
Jeudan A/S	611	66,203

		66,203
FINLAND — 0.37%
Citycon OYJ	55,069	202,066
Sponda OYJ	60,207	321,487
Technopolis OYJ	26,884	162,692

		686,245
FRANCE — 6.86%
Altarea[c]	918	175,335
ANF Immobilier	2,350	74,710
Fonciere des Regions	11,233	1,217,762
Gecina SA	6,674	973,166
Icade	8,836	947,259
Klepierre	24,863	1,266,842
Mercialys	14,147	329,667
Nexity	7,137	327,496
Societe de la Tour Eiffel	1,504	119,639
Unibail-Rodamco SE	24,628	7,163,694

		12,595,570

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2014

Security	Shares	Value

GERMANY — 2.86%
Alstria Office REIT AG	18,847	$249,580
Deutsche Annington Immobilien SE	16,027	471,563
Deutsche EuroShop AG	11,609	573,790
Deutsche Wohnen AG Bearer	71,111	1,533,446
DIC Asset AG	10,382	113,716
GAGFAH SAa	39,668	722,071
Hamborner REIT AG	12,502	135,054
LEG Immobilien AG	13,536	911,722
PATRIZIA Immobilien AGa	7,708	102,368
Prime Office AGa	16,732	77,935
TAG Immobilien AG	29,234	356,670

		5,247,915
HONG KONG — 15.58%
Beijing Properties Holdings Ltd.[a]	658,000	64,524
Champion REIT	752,000	349,300
Cheung Kong (Holdings) Ltd.	329,000	5,836,833
China New Town Development Co. Ltd.[a]	799,000	53,196
Chinese Estates Holdings Ltd.[c]	117,500	306,244
CSI Properties Ltd.	1,128,000	40,752
Emperor International Holdings Ltd.	283,000	64,266
Far East Consortium International Ltd.	188,000	68,405
Fragrance Group Ltd.[c]	329,000	62,018
Gemdale Properties and Investment Corp. Ltd.	282,000	15,828
Goldin Properties Holdings Ltd.[a,c]	282,000	173,558
Great Eagle Holdings Ltd.[c]	94,000	343,843
Greenland Hong Kong Holdings Ltd.	141,000	61,310
Hang Lung Group Ltd.[c]	188,000	1,017,580
Hang Lung Properties Ltd.	564,000	1,739,225
Henderson Land Development Co. Ltd.	310,664	1,817,803
HKR International Ltd.	112,800	46,864
Hongkong Land Holdings Ltd.	282,000	1,880,940
Hutchison Harbour Ring Ltd.	376,000	29,108
Hysan Development Co. Ltd.	188,000	880,528
K. Wah International Holdings Ltd.[c]	282,000	196,845
Kerry Properties Ltd.	188,000	657,364
Kowloon Development Co. Ltd.	94,000	110,491
Lai Fung Holdings Ltd.	1,786,000	35,718
Lai Sun Development Co. Ltd.[a]	2,867,000	68,435
Link REIT (The)	587,500	3,160,986
New World China Land Ltd.	753,999	450,433
Prosperity REIT	329,000	102,728
Regal REIT	188,000	50,697
Road King Infrastructure Ltd.	47,000	42,450
Sino Land Co. Ltd.	846,000	1,392,835
Sinolink Worldwide Holdings Ltd.[a]	564,000	45,846
Soundwill Holdings Ltd.	22,000	37,356
Spring Real Estate Investment Trust	47,000	19,163
SRE Group Ltd.	658,000	18,933
Sun Hung Kai Properties Ltd.	386,000	5,294,187
Sunlight REIT[c]	235,000	99,150
Swire Properties Ltd.	244,400	714,246
TAI Cheung Holdings Ltd.	94,000	69,496
Tian An China Investments Co. Ltd.	235,200	183,903
Wheelock and Co. Ltd.	188,000	784,713
Yuexiu Real Estate Investment Trust	470,000	227,409

		28,615,509

Security	Shares	Value

IRELAND — 0.21%
Green REIT PLC[a]	170,158	$286,555
Hibernia REIT PLC[a]	71,581	108,786

		395,341
ISRAEL — 0.74%
Africa Israel Investments Ltd.[a]	29,509	60,580
Airport City Ltd.[a]	8,507	85,399
Alony Hetz Properties & Investments Ltd.	18,142	142,226
Amot Investments Ltd.	23,218	79,498
Azrieli Group Ltd.	7,191	236,991
Gazit Globe Ltd.	19,975	267,984
Jerusalem Economy Ltd.	1,692	16,275
Jerusalem Oil Exploration Ltd.[a]	2,021	92,540
Melisron Ltd.	3,854	105,107
Nitsba Holdings (1995) Ltd.[a]	6,956	105,331
Norstar Holdings Inc.	3,713	110,889
REIT 1 Ltd.	18,847	50,543

		1,353,363
ITALY — 0.16%
Beni Stabili SpA[c]	213,944	196,257
Immobiliare Grande Distribuzione SpA	38,399	67,873
Prelios SpA[a,c]	51,089	39,276

		303,406
JAPAN — 29.03%
Activia Properties Inc.	47	413,375
Advance Residence Investment Corp.	329	831,390
AEON Mall Co. Ltd.	28,280	745,070
AEON REIT Investment Corp.	236	310,303
Comforia Residential REIT Inc.	47	356,310
Daibiru Corp.	14,100	144,194
Daikyo Inc.	47,000	110,419
Daito Trust Construction Co. Ltd.	20,400	2,398,342
Daiwa House Industry Co. Ltd.	165,000	3,420,364
Daiwa House REIT Investment Corp.	47	207,848
Daiwa Office Investment Corp.[c]	47	223,622
Daiwahouse Residential Investment Corp.	94	440,748
Frontier Real Estate Investment Corp.	94	511,268
Fukuoka REIT Corp.	141	247,747
Global One Real Estate Investment Corp. Ltd.	47	138,441
GLP J-REIT	564	631,337
Goldcrest Co. Ltd.	4,700	103,228
Hankyu REIT Inc.	47	257,026
Heiwa Real Estate Co. Ltd.	9,400	151,153
Heiwa Real Estate REIT Inc.	188	161,639
Hulic Co. Ltd.	98,700	1,300,671
Hulic Reit Inc.[a]	94	149,298
Ichigo Real Estate Investment Corp.	235	156,814
Industrial & Infrastructure Fund Investment Corp.	47	420,799
Japan Excellent Inc.	282	374,682
Japan Hotel REIT Investment Corp.	658	346,196
Japan Logistics Fund Inc.	235	557,431
Japan Prime Realty Investment Corp.	188	674,577
Japan Real Estate Investment Corp.	329	1,916,095
Japan Rental Housing Investments Inc.	188	126,564
Japan Retail Fund Investment Corp.	564	1,268,241
Jowa Holdings Co. Ltd.	4,700	176,067

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2014

Security	Shares	Value

Kenedix Realty Investment Corp.	94	$511,268
Kenedix Residential Investment Corp.	47	109,120
Leopalace21 Corp.[a]	61,100	314,833
MID REIT Inc.	47	108,795
Mitsubishi Estate Co. Ltd.	350,000	8,640,738
Mitsui Fudosan Co. Ltd.	235,556	7,942,938
Mori Hills REIT Investment Corp.	282	408,643
MORI TRUST Sogo REIT Inc.	235	396,441
Nippon Accommodations Fund Inc.	94	356,310
Nippon Building Fund Inc.	376	2,197,246
Nippon Prologis REIT Inc.	423	986,255
Nomura Real Estate Holdings Inc.	32,900	622,569
Nomura Real Estate Master Fund Inc.	376	459,492
Nomura Real Estate Office Fund Inc.	94	443,996
Nomura Real Estate Residential Fund Inc.	47	253,314
NTT Urban Development Corp.	28,200	317,339
ORIX JREIT Inc.	423	592,922
Premier Investment Corp.	47	186,970
Sekisui House SI Residential Investment Corp.	235	236,612
Starts Proceed Investment Corp.	47	81,191
Sumitomo Realty & Development Co. Ltd.	120,000	5,149,203
Takara Leben Co. Ltd.	18,800	67,922
TOC Co. Ltd.	23,500	171,660
Tokyo Tatemono Co. Ltd.	94,000	869,434
Tokyo Theatres Co. Inc.	47,000	68,200
Tokyu Fudosan Holdings Corp.	131,600	1,037,939
TOKYU REIT Inc.	235	327,778
Top REIT Inc.	47	210,167
United Urban Investment Corp.	611	986,116

		53,326,670
NETHERLANDS — 1.47%
Corio NV	25,521	1,303,340
Eurocommercial Properties NV	9,353	461,260
Nieuwe Steen Investments NV	28,106	177,014
VastNed Retail NV	4,982	253,677
Wereldhave NV	5,452	506,847

		2,702,138
NEW ZEALAND — 0.65%
Argosy Property Ltd.	205,813	175,695
DNZ Property Fund Ltd.	77,832	111,078
Goodman Property Trust	255,351	235,869
Kiwi Income Property Trust	257,560	262,715
Precinct Properties New Zealand Ltd.	213,286	200,748
Property for Industry Ltd.	112,283	130,260
Vital Healthcare Property Trust	69,936	82,664

		1,199,029
NORWAY — 0.19%
Norwegian Property ASA[a]	126,430	155,557
Olav Thon Eiendomsselskap ASA	7,990	147,787
Selvaag Bolig ASA	12,690	42,395

		345,739
SINGAPORE — 8.51%
AIMS AMP Capital Industrial REIT	111,385	128,660
Ascendas Hospitality Trust	141,000	84,827
Ascendas India Trust	188,000	125,922

Security	Shares	Value

Ascendas REIT	517,935	$955,561
Ascott Residence Trust	141,560	139,102
Bukit Sembawang Estates Ltd.	47,000	231,861
Cache Logistics Trust	188,000	180,211
Cambridge Industrial Trust	329,440	204,802
CapitaCommercial Trust[c]	564,000	769,101
CapitaLand Ltd.	658,000	1,689,007
CapitaMall Trust Management Ltd.	658,000	1,042,434
CapitaRetail China Trust	163,460	194,057
CDL Hospitality Trusts	188,000	265,415
City Developments Ltd.	141,000	1,157,045
Croesus Retail Trust[c]	94,000	72,009
Far East Holdings Ltd.	47,000	69,935
Far East Hospitality Trust	188,000	131,200
First REIT	141,000	134,027
Forterra Treasury China Trust[a]	47,000	62,207
Fortune REIT	329,000	288,658
Frasers Centrepoint Ltd.	47,000	69,935
Frasers Centrepoint Trust	141,000	214,330
Frasers Commercial Trust	94,600	102,822
Global Logistic Properties Ltd.	799,000	1,730,478
GuocoLand Ltd.	94,000	159,852
Ho Bee Land Ltd.[c]	47,000	84,827
Keppel Land Ltd.	188,000	509,718
Keppel REIT Management Ltd.	188,100	193,132
Lippo Malls Indonesia Retail Trust	452,000	145,029
Mapletree Commercial Trust	329,000	361,553
Mapletree Greater China Commercial Trust[c]	423,000	293,503
Mapletree Industrial Trust	329,640	378,122
Mapletree Logistics Trust	423,040	395,333
Oxley Holdings Ltd.[c]	141,000	78,041
Parkway Life REIT	94,000	177,949
Perennial China Retail Trust	188,000	81,434
Sabana Shari’ah Compliant Industrial REIT[c]	141,000	118,193
Saizen REIT	65,800	49,615
Sinarmas Land Ltd.	188,000	82,188
Soilbuild Business Space REIT	141,000	90,483
Starhill Global REIT	423,000	279,930
Suntec REIT[c]	611,000	887,105
United Industrial Corp. Ltd.[c]	47,000	125,921
UOL Group Ltd.	141,000	737,432
Wheelock Properties (Singapore) Ltd.	94,000	134,970
Wing Tai Holdings Ltd.	141,550	223,682

		15,631,618
SPAIN — 0.12%
Inmobiliaria Colonial SAa,c	276,063	219,980

		219,980
SWEDEN — 1.96%
Atrium Ljungberg AB	7,802	127,206
Castellum AB	44,227	783,938
Dios Fastigheter AB	12,690	111,044
Fabege AB	36,143	511,166
Fastighets AB Balder Class Ba	16,356	221,412
Hemfosa Fastigheter ABa	14,147	237,534
Hufvudstaden AB Class A	29,516	414,129
Klovern AB	25,992	132,189
Kungsleden AB	35,297	265,308
Wallenstam AB Class B	27,495	457,335
Wihlborgs Fastigheter AB	17,672	338,354

		3,599,615

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2014

Security	Shares	Value

SWITZERLAND — 1.72%
Allreal Holding AG Registered	2,209	$313,863
Hiag Immobilien AGa	188	16,123
Intershop Holdings AG Bearer	376	148,399
Mobimo Holding AG Registered	1,645	348,737
PSP Swiss Property AG Registered	9,870	929,347
Swiss Prime Site AG Registered	15,416	1,277,713
Zug Estates Holding AG Bearer[a]	94	125,609

		3,159,791
UNITED KINGDOM — 9.95%
A&J Mucklow Group PLC	15,651	113,734
Big Yellow Group PLC	32,759	277,824
British Land Co. PLC	255,351	3,067,197
Capital & Counties Properties PLC	186,872	1,040,686
CLS Holdings PLC[a]	3,713	83,548
Derwent London PLC	21,996	1,007,567
Development Securities PLC	30,832	112,553
Grainger PLC	106,267	381,934
Great Portland Estates PLC	88,266	971,935
Hammerson PLC	181,702	1,801,961
Hansteen Holdings PLC	166,568	292,781
Helical Bar PLC	27,260	163,137
Intu Properties PLC	228,890	1,219,501
Land Securities Group PLC	197,917	3,505,909
LondonMetric Property PLC	158,155	365,339
Primary Health Properties PLC	27,166	159,439
Quintain Estates and Development PLC[a]	137,663	208,314
Raven Russia Ltd.[a]	112,659	147,843
Redefine International PLC	190,068	174,356
Safestore Holdings PLC	50,854	189,557
Schroder REIT Ltd.	121,448	108,501
SEGRO PLC	188,893	1,114,922
Shaftesbury PLC	70,359	789,189
St. Modwen Properties PLC	45,449	278,671
Tritax Big Box REIT PLC[a]	47,423	84,938
UNITE Group PLC (The)	51,277	345,443
Workspace Group PLC	27,542	268,428

		18,275,207

TOTAL COMMON STOCKS (Cost: $161,205,167)		181,528,507

INVESTMENT COMPANIES — 0.45%

SWITZERLAND — 0.13%
Solvalor 61 Fund	987	237,067

		237,067
UNITED KINGDOM — 0.32%
F&C Commercial Property Trust Ltd.	148,614	304,421
Picton Property Income Ltd.	106,972	111,573

Security	Shares	Value

UK Commercial Property Trust Ltd.	117,735	$164,268

		580,262

TOTAL INVESTMENT COMPANIES (Cost: $730,962)		817,329

RIGHTS — 0.00%

FINLAND — 0.00%
Citycon OYJ[a]	56,682	333

		333

TOTAL RIGHTS (Cost: $0)		333

WARRANTS — 0.00%

ISRAEL — 0.00%
Africa Israel Investments Ltd. (Expires 3/31/15)[a]	2,704	276

		276

TOTAL WARRANTS (Cost: $0)		276

SHORT-TERM INVESTMENTS — 3.06%

MONEY MARKET FUNDS — 3.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,840,887	2,840,887
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	174,652	174,652
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,606,284	2,606,284

		5,621,823

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,621,823)		5,621,823

TOTAL INVESTMENTS IN SECURITIES — 102.34% (Cost: $167,557,952)		187,968,268
Other Assets, Less Liabilities — (2.34)%		(4,299,539)

NET ASSETS — 100.00%		$183,668,729

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
c	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

173

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2014

Security	Shares	Value

PREFERRED STOCKS — 98.92%

CANADA — 68.24%
Bank of Montreal, 2.60%[a]	10,570	$250,568
Bank of Montreal Series 23, 5.40%[a]	29,500	711,501
Bank of Nova Scotia, 2.91%[a]	11,619	278,271
Bank of Nova Scotia, 3.35%[a]	13,825	327,600
Bank of Nova Scotia, 3.61%[a]	14,822	352,477
Bank of Nova Scotia Series 30, 3.85%[a]	19,544	434,495
Bank of Nova Scotia Series 32, 3.70%[a]	29,401	670,193
BCE Inc., 4.54%[a]	26,877	555,127
BCE Inc. Series AK, 4.15%[a]	46,094	975,411
Brookfield Asset Management Inc., 4.85%	14,750	299,528
Brookfield Asset Management Inc., 4.90%	14,750	303,683
Brookfield Asset Management Inc. Series 32, 4.50%[a]	22,125	541,103
Brookfield Asset Management Inc. Series 34, 4.20%[a]	18,438	431,890
Brookfield Office Properties Inc. Series T, 4.60%[a]	18,438	428,948
Canadian Utilities Ltd., 4.50%	16,594	348,814
Canadian Utilities Ltd. Series AA, 4.90%	11,063	254,569
Capital Power Corp., 4.60%[a]	11,063	243,767
Emera Inc. Series C, 4.10%[a]	18,438	436,218
Enbridge Inc., 4.00%[a]	18,577	433,402
Enbridge Inc., 4.40%[a]	10,321	245,247
Enbridge Inc. Series 3, 4.00%[a]	24,770	566,258
Enbridge Inc. Series B, 4.00%[a]	20,642	482,548
Enbridge Inc. Series F, 4.00%[a]	20,642	483,517
Enbridge Inc. Series H, 4.00%[a]	14,449	325,023
Enbridge Inc. Series N, 4.00%[a]	18,577	436,193
Enbridge Inc. Series P, 4.00%[a]	16,513	381,993
Enbridge Inc. Series R, 4.00%[a]	16,513	382,614
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	17,516	415,391
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	18,437	448,311
Intact Financial Corp. Series 3, 4.20%[a]	18,438	448,854
Manulife Financial Corp., 4.00%[a]	14,750	357,966
Manulife Financial Corp. Series 1-7, 4.60%[a]	18,437	454,715
Manulife Financial Corp. Series 9, 4.40%[a]	18,437	452,465
National Bank of Canada, 3.80%[a]	14,750	357,828
National Bank of Canada, 4.10%[a]	25,813	620,152
Pembina Pipeline Corp., 4.25%[a]	18,438	421,504
Pembina Pipeline Corp., 5.00%[a]	18,438	451,278
Power Financial Corp., 4.20%[a]	14,750	359,489
Power Financial Corp. Series R, 5.50%	18,438	445,046
Power Financial Corp. Series S, 4.80%	22,125	495,406
Royal Bank of Canada, 3.52%[a]	25,037	597,043
Royal Bank of Canada Series AL, 4.26%[a]	22,125	552,320
Royal Bank of Canada Series AZ, 4.00%[a]	36,875	882,106
Sun Life Financial Inc. Series 4, 4.45%	22,125	472,141
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	25,813	615,547
Toronto-Dominion Bank (The) Series S, 3.37%[a]	9,932	235,164
TransAlta Corp. Series A, 4.60%[a]	22,125	396,948
TransCanada Corp., 4.00%[a]	43,463	1,029,908
TransCanada Corp., 4.25%[a]	32,597	777,015
TransCanada Corp. Series 1, 4.60%[a]	39,841	869,272
TransCanada Corp. Series 3, 4.00%[a]	25,353	484,376
TransCanada Corp. Series 5, 4.40%[a]	25,353	537,694

		24,758,897

Security	Shares	Value

SINGAPORE — 3.17%
City Developments Ltd., 0.00%[a,b]	610,055	$543,184
Oversea Chinese Banking, 4.20%[b]	729,867	605,954

		1,149,138
SWEDEN — 1.29%
Sagax AB, 0.00%	92,188	468,845

		468,845
UNITED KINGDOM — 26.22%
Aviva PLC, 8.38%	184,377	427,961
Aviva PLC, 8.75%	184,377	441,360
Balfour Beatty PLC, 9.68%	206,502	415,760
Doric Nimrod Air Two Ltd., 0.00%	318,511	1,283,908
Doric Nimrod Air Three Ltd., 0.00%	405,628	731,708
Ecclesiastical Insurance Group PLC, 8.63%	196,269	422,845
General Accident PLC, 7.88%	202,814	430,876
General Accident PLC, 8.88%	258,127	601,350
Lloyds Banking Group PLC, 9.25%	553,108	1,321,659
Lloyds Banking Group PLC, 9.75%	102,772	255,240
National Westminster Bank PLC Series A, 9.00%	258,127	592,523
Raven Russia Ltd., 12.00%[b]	265,672	700,694
RSA Insurance Group PLC, 7.38%	230,471	467,959
Santander UK PLC, 10.38%	250,912	628,517
Standard Chartered PLC, 7.38%	177,066	361,794
Standard Chartered PLC, 8.25%	182,994	427,098

		9,511,252

TOTAL PREFERRED STOCKS (Cost: $36,036,612)		35,888,132

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	64,580	64,580
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,970	3,970
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	174,809	174,809

		243,359

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2014

Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $243,359)	$243,359

TOTAL INVESTMENTS IN SECURITIES — 99.59% (Cost: $36,279,971)	36,131,491
Other Assets, Less Liabilities — 0.41%	147,117

NET ASSETS — 100.00%	$36,278,608

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

175

Schedule of Investments  (Unaudited)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.57%

AIR FREIGHT & LOGISTICS — 0.36%
Yamato Holdings Co. Ltd.	16,200	$335,658

		335,658
AIRLINES — 0.76%
ANA Holdings Inc.[a]	132,000	311,416
Japan Airlines Co. Ltd.	7,200	398,006

		709,422
AUTO COMPONENTS — 2.76%
Aisin Seiki Co. Ltd.	7,200	286,422
Bridgestone Corp.	25,800	902,828
Denso Corp.	20,400	973,634
Toyota Industries Corp.	7,800	402,685

		2,565,569
AUTOMOBILES — 12.52%
Fuji Heavy Industries Ltd.	25,200	697,754
Honda Motor Co. Ltd.	69,000	2,409,091
Isuzu Motors Ltd.	48,000	317,457
Nissan Motor Co. Ltd.	98,400	933,443
Suzuki Motor Corp.	16,800	526,197
Toyota Motor Corp.	112,800	6,774,347

		11,658,289
BEVERAGES — 1.19%
Asahi Group Holdings Ltd.	18,600	583,861
Kirin Holdings Co. Ltd.	36,600	528,560

		1,112,421
BUILDING PRODUCTS — 1.48%
Asahi Glass Co. Ltd.	42,000	247,510
Daikin Industries Ltd.	10,800	681,443
LIXIL Group Corp.	10,800	291,469
TOTO Ltd.	12,000	161,690

		1,382,112
CAPITAL MARKETS — 1.72%
Daiwa Securities Group Inc.	66,000	571,364
Nomura Holdings Inc.	145,200	1,027,673

		1,599,037
CHEMICALS — 3.04%
Asahi Kasei Corp.	48,000	367,208
JSR Corp.	7,800	133,818
Kuraray Co. Ltd.	13,200	167,305
Mitsubishi Chemical Holdings Corp.	57,000	252,633
Mitsui Chemicals Inc.	36,000	98,435
Nitto Denko Corp.	6,000	281,151
Shin-Etsu Chemical Co. Ltd.	15,000	911,801

Security	Shares	Value

Sumitomo Chemical Co. Ltd.	60,000	$226,840
Toray Industries Inc.	60,000	394,452

		2,833,643
COMMERCIAL BANKS — 9.41%
Mitsubishi UFJ Financial Group Inc.	538,800	3,302,846
Mizuho Financial Group Inc.	919,800	1,888,538
Resona Holdings Inc.	73,800	429,811
Shinsei Bank Ltd.	84,000	189,053
Sumitomo Mitsui Financial Group Inc.	54,000	2,262,238
Sumitomo Mitsui Trust Holdings Inc.	150,040	685,736

		8,758,222
COMMERCIAL SERVICES & SUPPLIES — 1.02%
Dai Nippon Printing Co. Ltd.	24,000	250,649
Secom Co. Ltd.	8,400	513,262
Toppan Printing Co. Ltd.	24,000	185,736

		949,647
COMPUTERS & PERIPHERALS — 2.45%
Canon Inc.	43,850	1,426,678
Konica Minolta Holdings Inc.	21,000	207,502
NEC Corp.	96,000	306,086
Ricoh Co. Ltd.	28,200	335,989

		2,276,255
CONSTRUCTION & ENGINEERING — 1.21%
JGC Corp.	10,000	303,835
Kajima Corp.	36,000	159,202
Obayashi Corp.	30,000	214,106
Shimizu Corp.	30,000	212,329
Taisei Corp.	42,000	232,585

		1,122,057
CONSTRUCTION MATERIALS — 0.21%
Taiheiyo Cement Corp.	48,000	193,317

		193,317
CONSUMER FINANCE — 0.13%
Credit Saison Co. Ltd.	6,000	124,851

		124,851
CONTAINERS & PACKAGING — 0.11%
Toyo Seikan Group Holdings Ltd.	6,600	101,373

		101,373
DIVERSIFIED FINANCIAL SERVICES — 0.90%
ORIX Corp.	50,400	835,315

		835,315
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.89%
Nippon Telegraph and Telephone Corp.	28,200	1,758,725

		1,758,725

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 1.02%
Chubu Electric Power Co. Inc.[b]	27,000	$335,551
Kansai Electric Power Co. Inc. (The)[b]	30,600	288,465
Kyushu Electric Power Co. Inc.[b]	18,000	202,734
Tokyo Electric Power Co. Inc.[b]	30,600	127,469

		954,219
ELECTRICAL EQUIPMENT — 2.20%
Mitsubishi Electric Corp.	84,000	1,036,474
Nidec Corp.	9,600	589,049
Sumitomo Electric Industries Ltd.	30,000	421,993

		2,047,516
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.35%
FUJIFILM Holdings Corp.	18,600	518,681
Hirose Electric Co. Ltd.	1,200	178,273
Hitachi Ltd.	186,000	1,362,341
Hoya Corp.	16,200	538,268
Keyence Corp.	1,836	800,968
Kyocera Corp.	13,200	626,480
Murata Manufacturing Co. Ltd.	7,800	729,992
TDK Corp.	4,800	225,063

		4,980,066
FOOD & STAPLES RETAILING — 1.98%
AEON Co. Ltd.	30,600	376,365
Lawson Inc.	2,400	180,050
Seven & I Holdings Co. Ltd.	30,600	1,289,184

		1,845,599
FOOD PRODUCTS — 1.06%
Ajinomoto Co. Inc.	24,000	376,210
NH Foods Ltd.	8,000	156,281
Nissin Foods Holdings Co. Ltd.	3,000	154,287
Yakult Honsha Co. Ltd.	6,000	303,835

		990,613
GAS UTILITIES — 0.89%
Osaka Gas Co. Ltd.	72,000	302,769
Tokyo Gas Co. Ltd.	90,000	525,936

		828,705
HEALTH CARE EQUIPMENT & SUPPLIES — 0.33%
Terumo Corp.	13,800	308,544

		308,544
HOTELS, RESTAURANTS & LEISURE — 0.44%
Oriental Land Co. Ltd.	2,400	411,154

		411,154
HOUSEHOLD DURABLES — 2.68%
Nikon Corp.	14,400	226,721
Panasonic Corp.	87,600	1,067,059

Security	Shares	Value

Sekisui House Ltd.	22,800	$312,612
Sharp Corp.[a,b]	72,000	230,986
Sony Corp.	39,600	657,492

		2,494,870
HOUSEHOLD PRODUCTS — 0.35%
Unicharm Corp.	5,400	321,799

		321,799
INDUSTRIAL CONGLOMERATES — 0.81%
Toshiba Corp.	162,000	756,389

		756,389
INSURANCE — 2.62%
Dai-ichi Life Insurance Co. Ltd. (The)	37,800	563,054
MS&AD Insurance Group Holdings Inc.	20,400	492,757
NKSJ Holdings Inc.	15,600	420,086
Tokio Marine Holdings Inc.	29,400	966,989

		2,442,886
INTERNET SOFTWARE & SERVICES — 0.25%
Yahoo! Japan Corp.	50,400	232,834

		232,834
IT SERVICES — 0.78%
Fujitsu Ltd.	72,000	539,440
NTT Data Corp.	4,800	184,315

		723,755
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Sega Sammy Holdings Inc.	7,200	141,648

		141,648
MACHINERY — 5.68%
FANUC Corp.	7,200	1,241,637
Kawasaki Heavy Industries Ltd.	66,000	251,478
Komatsu Ltd.	37,200	863,673
Kubota Corp.	45,000	637,876
Makita Corp.	5,400	333,685
Mitsubishi Heavy Industries Ltd.	126,000	786,062
NGK Insulators Ltd.	12,000	272,445
NSK Ltd.	18,000	234,006
SMC Corp.	2,500	669,019

		5,289,881
MARINE — 0.40%
Mitsui O.S.K. Lines Ltd.	48,000	178,629
Nippon Yusen K.K.	66,000	190,237

		368,866
MEDIA — 0.42%
Dentsu Inc.	9,600	390,899

		390,899

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2014

Security	Shares	Value

METALS & MINING — 2.52%
JFE Holdings Inc.	21,625	$446,354
Kobe Steel Ltd.	126,000	189,053
Mitsubishi Materials Corp.	48,000	168,205
Nippon Steel & Sumitomo Metal Corp.	360,045	1,151,518
Sumitomo Metal Mining Co. Ltd.	24,000	389,714

		2,344,844
OIL, GAS & CONSUMABLE FUELS — 1.22%
INPEX Corp.	41,400	629,347
JX Holdings Inc.	95,440	510,621

		1,139,968
PAPER & FOREST PRODUCTS — 0.16%
Oji Holdings Corp.	36,000	148,186

		148,186
PERSONAL PRODUCTS — 1.13%
Kao Corp.	19,800	779,257
Shiseido Co. Ltd.	15,000	273,481

		1,052,738
PHARMACEUTICALS — 5.35%
Astellas Pharma Inc.	87,040	1,143,579
Chugai Pharmaceutical Co. Ltd.	7,800	219,821
Daiichi Sankyo Co. Ltd.	25,203	470,201
Eisai Co. Ltd.	10,200	427,312
Ono Pharmaceutical Co. Ltd.	4,200	369,814
Otsuka Holdings Co. Ltd.	19,800	613,711
Shionogi & Co. Ltd.	12,000	250,412
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	175,075
Takeda Pharmaceutical Co. Ltd.	28,200	1,308,048

		4,977,973
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.10%
Daiwa House Industry Co. Ltd.	24,000	497,508
Mitsubishi Estate Co. Ltd.	54,000	1,333,143
Mitsui Fudosan Co. Ltd.	36,000	1,213,918
Sumitomo Realty & Development Co. Ltd.	18,000	772,380

		3,816,949
ROAD & RAIL — 3.87%
Central Japan Railway Co.	7,800	1,112,581
East Japan Railway Co.	15,000	1,181,432
Kintetsu Corp.	72,000	262,257
Nippon Express Co. Ltd.	36,000	174,483
Odakyu Electric Railway Co. Ltd.	24,000	230,986
Tokyu Corp.	42,000	297,675
West Japan Railway Co.	7,800	343,399

		3,602,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.70%
Rohm Co. Ltd.	3,600	206,465

Security	Shares	Value

Tokyo Electron Ltd.	6,600	$446,146

		652,611
SOFTWARE — 0.54%
Nintendo Co. Ltd.	4,200	502,690

		502,690
SPECIALTY RETAIL — 1.16%
Fast Retailing Co. Ltd.	2,400	789,616
Nitori Holdings Co. Ltd.	3,000	164,059
Yamada Denki Co. Ltd.	36,600	130,424

		1,084,099
TOBACCO — 1.72%
Japan Tobacco Inc.	43,800	1,596,697

		1,596,697
TRADING COMPANIES & DISTRIBUTORS — 4.62%
ITOCHU Corp.	60,000	770,544
Marubeni Corp.	66,000	482,760
Mitsubishi Corp.	63,000	1,310,310
Mitsui & Co. Ltd.	68,400	1,096,507
Sumitomo Corp.	47,400	640,079

		4,300,200
WIRELESS TELECOMMUNICATION SERVICES — 3.91%
NTT DOCOMO Inc.	53,400	912,974
SoftBank Corp.	36,600	2,725,174

		3,638,148

TOTAL COMMON STOCKS
(Cost: $103,049,056)		92,704,072

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	232,883	232,883
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	14,317	14,317
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	647,086	647,086

		894,286

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2014

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $894,286)	$894,286

TOTAL INVESTMENTS IN SECURITIES — 100.53%
(Cost: $103,943,342)	93,598,358
Other Assets, Less Liabilities — (0.53)%	(497,477)

NET ASSETS — 100.00%	$93,100,881

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

179

Schedule of Investments  (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 68.27%

BRAZIL — 23.45%
AMBEV SA SP ADR	10,940,520	$77,021,261
Banco do Brasil SA	2,688,000	30,305,703
BM&F Bovespa SA	4,344,000	22,842,412
BRF — Brasil Foods SA SP ADR	1,551,960	37,728,148
CCR SA	2,076,000	16,953,859
Cielo SA	1,620,040	33,443,047
Companhia Siderurgica Nacional SA SP ADR[a]	1,822,320	7,763,083
CPFL Energia SA SP ADR	266,160	4,844,112
Embraer SA SP ADR	391,440	14,260,159
Ultrapar Participacoes SA	1,020,000	24,341,908

		269,503,692
CHILE — 10.01%
Banco de Chile	37,579,320	5,007,001
Banco de Chile SP ADR	30,360	2,432,140
Banco Santander (Chile) SA SP ADR	372,840	9,861,618
Cencosud SA	2,712,600	8,922,130
Empresa Nacional de Electricidad SA SP ADR	262,560	11,867,712
Empresas CMPC SA	3,264,600	7,132,155
Empresas Copec SA	1,220,040	15,879,449
Enersis SA SP ADR	919,680	15,496,608
LATAM Airlines Group SA SP ADR[a]	786,720	10,557,782
S.A.C.I. Falabella SA	2,337,960	21,246,312
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	225,480	6,608,819

		115,011,726
COLOMBIA — 3.23%
Bancolombia SA SP ADR	271,560	15,696,168
Ecopetrol SA SP ADR[a]	592,920	21,374,766

		37,070,934
MEXICO — 27.74%
Alfa SAB de CV Series A	6,792,000	18,800,641
America Movil SAB de CV Series L	103,416,000	107,218,469
Cemex SAB de CV CPO[b]	29,184,063	38,648,131
Fomento Economico Mexicano SAB de CV BD Units	4,644,000	43,526,090
Grupo Elektra SAB de CVa	159,000	4,230,358
Grupo Financiero Banorte SAB de CV Series O	5,664,000	40,512,030
Grupo Televisa SAB de CV CPO	4,644,000	31,863,288
Wal-Mart de Mexico SAB de CV Series V	12,684,000	33,926,987

		318,725,994
PERU — 3.84%
Compania de Minas Buenaventura SA SP ADR	443,880	5,242,223
Credicorp Ltd.	158,760	24,682,417
Southern Copper Corp.	467,520	14,198,582

		44,123,222

TOTAL COMMON STOCKS (Cost: $825,870,671)		784,435,568

Security	Shares	Value

PREFERRED STOCKS — 31.49%

BRAZIL — 31.49%
Banco Bradesco SA SP ADR	5,056,560	$73,421,251
Companhia Energetica de Minas Gerais SP ADR	1,733,280	13,848,907
Gerdau SA SP ADR	2,148,840	12,656,668
Itau Unibanco Holding SA SP ADR	6,636,120	95,427,406
Itausa — Investimentos Itau SA	8,040,074	31,699,217
Petroleo Brasileiro SA SP ADR	4,914,960	76,869,974
Vale SA Class A SP ADR	4,872,240	57,979,656

TOTAL PREFERRED STOCKS (Cost: $546,306,112)		361,903,079

RIGHTS — 0.00%

CHILE — 0.00%
Empresas CMPC SAb	167,507	36,305

		36,305

TOTAL RIGHTS (Cost: $0)		36,305

SHORT-TERM INVESTMENTS — 4.66%

MONEY MARKET FUNDS — 4.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	38,618,375	38,618,375
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,374,176	2,374,176
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12,522,216	12,522,216

		53,514,767

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,514,767)		53,514,767

TOTAL INVESTMENTS IN SECURITIES — 104.42% (Cost: $1,425,691,550)		1,199,889,719
Other Assets, Less Liabilities — (4.42)%		(50,773,684)

NET ASSETS — 100.00%		$1,149,116,035

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

180

Schedule of Investments  (Unaudited)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.53%

AEROSPACE & DEFENSE — 1.44%
AeroVironment Inc.[a,b]	48,960	$1,556,928
American Science and Engineering Inc.	20,645	1,436,686
API Technologies Corp.[a,b]	108,292	296,720
Arotech Corp.[a]	47,080	209,977
Breeze-Eastern Corp.[a]	16,752	213,588
CPI Aerostructures Inc.[a,b]	26,370	334,108
Ducommun Inc.[a]	30,316	792,157
Engility Holdings Inc.[a]	47,649	1,823,051
Erickson Inc.[a,b]	12,610	204,913
Innovative Solutions and Support Inc.[a]	37,516	279,119
Keyw Holding Corp. (The)[a,b]	86,862	1,091,855
Kratos Defense & Security Solutions Inc.[a,b]	128,880	1,005,264
LMI Aerospace Inc.[a,b]	31,677	414,335
National Presto Industries Inc.	12,687	924,121
SIFCO Industries Inc.	8,052	251,222
Sparton Corp.[a,b]	28,538	791,644
Sypris Solutions Inc.	43,416	242,261
Taser International Inc.[a,b]	141,912	1,887,430

		13,755,379
AIR FREIGHT & LOGISTICS — 0.36%
Air Transport Services Group Inc.[a]	129,950	1,087,682
Echo Global Logistics Inc.[a,b]	55,187	1,057,935
Park-Ohio Holdings Corp.	22,766	1,322,932

		3,468,549
AIRLINES — 0.31%
Hawaiian Holdings Inc.[a,b]	115,031	1,577,075
Republic Airways Holdings Inc.[a]	124,881	1,353,710

		2,930,785
AUTO COMPONENTS — 1.05%
Fuel Systems Solutions Inc.[a]	34,518	384,530
Modine Manufacturing Co.[a]	123,003	1,936,067
Motorcar Parts of America Inc.[a]	43,288	1,054,063
Quantum Fuel Systems Technologies Worldwide Inc.[a]	60,505	349,719
Remy International Inc.	32,643	762,214
Shiloh Industries Inc.[a]	18,554	342,507
Spartan Motors Inc.	87,124	395,543
Stoneridge Inc.[a]	73,726	790,343
Strattec Security Corp.	9,190	592,663
Superior Industries International Inc.	58,567	1,207,652
Tower International Inc.[a]	54,088	1,992,602
UQM Technologies Inc.[a]	106,167	240,999

		10,048,902
AUTOMOBILES — 0.19%
Winnebago Industries Inc.[a,b]	70,486	1,774,837

		1,774,837

Security	Shares	Value

BEVERAGES — 0.10%
Craft Brew Alliance Inc.[a,b]	30,200	$334,012
MGP Ingredients Inc.	22,348	177,890
Primo Water Corp.[a]	58,639	279,708
Reed’s Inc.[a]	35,491	185,618

		977,228
BIOTECHNOLOGY — 9.49%
Achillion Pharmaceuticals Inc.[a]	254,151	1,923,923
Actinium Pharmaceuticals Inc.	52,006	375,483
Agenus Inc.[a]	174,999	563,497
Akebia Therapeutics Inc.[a]	20,569	571,613
Alder Biopharmaceuticals Inc.[a]	21,005	421,570
AMAG Pharmaceuticals Inc.[a,b]	63,869	1,323,366
Ambit Biosciences Corp.[a]	27,049	186,909
Amicus Therapeutics Inc.[a,b]	89,661	299,468
Anacor Pharmaceuticals Inc.[a]	77,202	1,368,791
Applied Genetic Technologies Corp.[a]	12,732	294,109
ArQule Inc.[a]	174,462	270,416
Array BioPharma Inc.[a,b]	354,419	1,616,151
Arrowhead Research Corp.[a]	142,408	2,037,858
Athersys Inc.[a,b]	232,324	415,860
Auspex Pharmaceuticals Inc.[a,b]	24,386	543,076
AVEO Pharmaceuticals Inc.[a,b]	157,470	288,170
BIND Therapeutics Inc.[a,b]	16,168	213,094
BioCryst Pharmaceuticals Inc.[a]	181,383	2,312,633
BioSpecifics Technologies Corp.[a]	17,347	467,675
Biota Pharmaceuticals Inc.[a]	92,107	262,505
Biotime Inc.[a,b]	115,899	353,492
Bluebird Bio Inc.[a]	50,050	1,930,429
Cara Therapeutics Inc.[a,b]	16,314	277,664
CASI Pharmaceuticals Inc.[a]	33,588	60,458
Catalyst Pharmaceutical Partners Inc.[a]	158,856	401,906
Cel-Sci Corp.[a]	173,216	214,788
Celladon Corp.[a,b]	19,157	306,895
Cellular Dynamics International Inc.[a,b]	25,511	371,695
Celsion Corp.[a]	48,050	166,734
ChemoCentryx Inc.[a,b]	74,501	435,831
Chimerix Inc.[a]	70,782	1,552,957
Conatus Pharmaceuticals Inc.[a,b]	18,370	167,351
Concert Pharmaceuticals Inc.[a,b]	20,146	203,475
Coronado Biosciences Inc.[a,b]	82,215	141,410
CTI BioPharma Corp.[a,b]	393,805	1,106,592
Curis Inc.[a]	268,999	500,338
Cyclacel Pharmaceuticals Inc.[a,b]	70,631	216,837
Cytokinetics Inc.[a]	92,516	442,226
Cytori Therapeutics Inc.[a,b]	200,295	478,705
CytRx Corp.[a,b]	130,605	545,929
Dendreon Corp.[a]	420,009	966,021
Dicerna Pharmaceuticals Inc.[a,b]	10,633	239,987
Discovery Laboratories Inc.[a]	261,975	466,316
Durata Therapeutics Inc.[a,b]	40,979	697,872
Dynavax Technologies Corp.[a]	690,163	1,104,261
Enanta Pharmaceuticals Inc.[a,b]	27,139	1,168,877
Esperion Therapeutics Inc.[a,b]	17,304	274,095
Fate Therapeutics Inc.[a,b]	23,831	150,374
Fibrocell Science Inc.[a,b]	71,635	285,824
Five Prime Therapeutics Inc.[a,b]	45,266	703,886
Flexion Therapeutics Inc.[a,b]	13,691	184,555
Galectin Therapeutics Inc.[a,b]	57,296	791,258
Galena Biopharma Inc.[a,b]	339,303	1,038,267

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

Genocea Biosciences Inc.[a,b]	11,763	$220,556
Geron Corp.[a,b]	427,519	1,372,336
GlycoMimetics Inc.[a,b]	24,386	205,574
GTx Inc.[a,b]	81,546	112,533
Harvard Apparatus Regenerative Technology Inc.[a]	20,106	210,108
Heat Biologics Inc.[a,b]	10,435	57,914
Heron Therapeutics Inc.[a]	51,024	628,616
Hyperion Therapeutics Inc.[a,b]	35,745	932,945
Idera Pharmaceuticals Inc.[a]	158,084	458,444
Ignyta Inc.[a]	39,679	360,682
ImmunoCellular Therapeutics Ltd.[a,b]	173,242	194,031
Immunomedics Inc.[a,b]	225,327	822,444
Infinity Pharmaceuticals Inc.[a]	127,456	1,623,789
Inovio Pharmaceuticals Inc.[a]	157,950	1,707,440
Insmed Inc.[a]	106,789	2,133,644
Insys Therapeutics Inc.[a,b]	23,767	742,243
IsoRay Inc.[a]	142,816	445,586
KaloBios Pharmaceuticals Inc.[a]	31,024	70,735
Karyopharm Therapeutics Inc.[a,b]	32,511	1,513,387
Kindred Biosciences Inc.[a,b]	32,152	599,313
Kythera Biopharmaceuticals Inc.[a,b]	45,683	1,752,857
LipoScience Inc.[a]	21,860	74,761
MacroGenics Inc.[a]	52,458	1,139,912
Maxygen Inc.[a,c]	118,585	1
Medgenics Inc.[a,b]	45,570	354,079
MediciNova Inc.[a]	50,141	101,786
MEI Pharma Inc.[a,b]	37,507	237,794
Mirati Therapeutics Inc.[a]	18,836	376,720
Nanosphere Inc.[a,b]	159,955	252,729
NanoViricides Inc.	105,254	442,067
Navidea Biopharmaceuticals Inc.[a,b]	374,971	554,957
NeoStem Inc.[a]	62,138	405,140
Neuralstem Inc.[a,b]	195,529	825,132
NewLink Genetics Corp.[a,b]	55,824	1,482,127
Northwest Biotherapeutics Inc.[a,b]	95,254	639,154
Ohr Pharmaceutical Inc.[a]	55,222	525,161
OncoGenex Pharmaceutical Inc.[a]	48,063	179,275
OncoMed Pharmaceuticals Inc.[a,b]	33,177	773,024
Onconova Therapeutics Inc.[a,b]	18,174	98,685
Oncothyreon Inc.[a]	215,485	698,171
Orexigen Therapeutics Inc.[a,b]	321,361	1,986,011
Organovo Holdings Inc.[a]	164,084	1,370,101
Osiris Therapeutics Inc.[a,b]	52,074	813,396
OvaScience Inc.[a,b]	37,790	346,534
Oxygen Biotherapeutics Inc.	63,603	259,500
Peregrine Pharmaceuticals Inc.[a,b]	511,960	962,485
PharmAthene Inc.[a,b]	158,130	222,963
Progenics Pharmaceuticals Inc.[a,b]	210,490	907,212
Prothena Corp. PLC[a]	57,514	1,296,941
PTC Therapeutics Inc.[a]	58,305	1,524,093
Raptor Pharmaceutical Corp.[a,b]	181,054	2,091,174
Receptos Inc.[a,b]	40,542	1,727,089
Regado Biosciences Inc.[a]	40,563	275,423
Regulus Therapeutics Inc.[a]	34,413	276,681
Repligen Corp.[a,b]	87,131	1,985,716
Retrophin Inc.[a,b]	57,525	675,344
Rigel Pharmaceuticals Inc.[a]	264,083	958,621
SIGA Technologies Inc.[a,b]	119,859	338,002
Sorrento Therapeutics Inc.[a]	61,547	415,442
Spectrum Pharmaceuticals Inc.[a]	172,194	1,399,937
StemCells Inc.[a]	163,979	332,877
Stemline Therapeutics Inc.[a,b]	32,006	469,528
Sunesis Pharmaceuticals Inc.[a,b]	108,129	705,001

Security	Shares	Value

Synergy Pharmaceuticals Inc.[a,b]	246,075	$1,001,525
Synta Pharmaceuticals Corp.[a,b]	149,172	610,113
Synthetic Biologics Inc.[a,b]	107,349	184,640
Targacept Inc.[a]	87,461	394,449
Tetraphase Pharmaceuticals Inc.[a,b]	46,710	630,118
TG Therapeutics Inc.[a,b]	53,668	503,943
Threshold Pharmaceuticals Inc.[a,b]	143,561	568,502
Tonix Pharmaceuticals Holding Corp.	26,070	374,105
TrovaGene Inc.[a,b]	69,623	243,681
Vanda Pharmaceuticals Inc.[a,b]	93,570	1,513,963
Verastem Inc.[a,b]	52,567	476,257
Versartis Inc.[a]	18,198	510,272
Vical Inc.[a,b]	237,241	289,434
Vital Therapies Inc.[a]	13,588	370,137
Xencor Inc.[a,b]	44,344	515,277
XOMA Corp.[a,b]	229,654	1,054,112
ZIOPHARM Oncology Inc.[a,b]	244,514	985,391

		90,595,314
BUILDING PRODUCTS — 0.68%
American Woodmark Corp.[a]	31,269	996,543
Builders FirstSource Inc.[a,b]	126,386	945,367
Gibraltar Industries Inc.[a]	78,050	1,210,556
Insteel Industries Inc.	43,844	861,535
Norcraft Companies Inc.[a]	25,958	371,459
Patrick Industries Inc.[a]	21,763	1,013,938
PGT Inc.[a]	124,032	1,050,551

		6,449,949
CAPITAL MARKETS — 1.68%
Arlington Asset Investment Corp. Class A	47,166	1,289,047
CIFC Corp.	19,582	176,434
CorEnergy Infrastructure Trust Inc.	83,064	615,504
Cowen Group Inc. Class Aa,b	295,964	1,248,968
Diamond Hill Investment Group Inc.	8,398	1,072,592
FBR & Co.[a]	25,168	682,808
GFI Group Inc.	211,384	701,795
ICG Group Inc.[a]	110,779	2,313,065
INTL FCStone Inc.[a]	43,016	856,879
JMP Group Inc.	49,226	372,641
Ladenburg Thalmann Financial Services Inc.[a]	289,778	912,801
Manning & Napier Inc.	44,000	759,440
Marcus & Millichap Inc.[a]	21,053	537,062
Oppenheimer Holdings Inc. Class A	24,407	585,524
Pzena Investment Management Inc. Class A	34,692	387,163
RCS Capital Corp. Class A	6,397	135,808
Safeguard Scientifics Inc.[a,b]	57,420	1,193,762
Silvercrest Asset Management Group Inc.	18,762	322,894
SWS Group Inc.[a,b]	90,214	656,758
U.S. Global Investors Inc. Class A	3,443	12,119
Westwood Holdings Group Inc.	20,660	1,240,426

		16,073,490
CHEMICALS — 1.20%
Advanced Emissions Solutions Inc.[a]	59,098	1,355,117
American Vanguard Corp.	71,350	943,247
Chase Corp.	18,425	629,029
Codexis Inc.[a,b]	92,652	135,272
Core Molding Technologies Inc.[a]	21,253	276,289
FutureFuel Corp.	53,333	884,794

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

Hawkins Inc.	27,398	$1,017,562
KMG Chemicals Inc.	25,265	454,265
Landec Corp.[a,b]	69,385	866,619
Marrone Bio Innovations Inc.[a,b]	21,547	250,376
Northern Technologies International Corp.[a]	9,778	205,925
OMNOVA Solutions Inc.[a]	120,590	1,096,163
Penford Corp.[a]	34,245	439,363
Senomyx Inc.[a]	118,952	1,028,935
TOR Minerals International Inc.[a]	5,034	50,290
Trecora Resources[a]	66,955	792,747
Zep Inc.	58,938	1,040,845

		11,466,838
COMMERCIAL BANKS — 11.49%
1st United Bancorp Inc.	86,833	748,500
Access National Corp.	28,089	425,829
American National Bankshares Inc.	25,977	564,480
American River Bankshares[a]	28,060	245,244
Ameris Bancorp[a]	69,952	1,508,165
AmeriServ Financial Inc.	59,859	208,309
Ames National Corp.	25,389	587,501
Arrow Financial Corp.	30,541	792,234
Bancorp Inc. (The)[a]	92,122	1,097,173
Bank of Commerce Holdings	58,013	367,222
Bank of Kentucky Financial Corp. (The)	17,948	624,411
Bank of Marin Bancorp	18,073	823,948
Banner Corp.	50,674	2,008,211
Bar Harbor Bankshares	17,749	494,842
Baylake Corp.	18,204	228,096
BCB Bancorp Inc.	24,917	336,878
BNC Bancorp	53,777	917,973
Bridge Bancorp Inc.	34,788	834,564
Bridge Capital Holdings[a]	31,127	753,585
Bryn Mawr Bank Corp.	37,081	1,079,799
BSB Bancorp Inc.[a,b]	40,303	691,599
C&F Financial Corp.[b]	11,664	419,787
Camden National Corp.	20,937	811,518
Capital City Bank Group Inc.	30,624	444,967
Cardinal Financial Corp.	82,827	1,528,986
Carolina Bank Holdings Inc.[a]	6,960	68,486
Cascade Bancorp[a]	83,638	435,754
CenterState Banks Inc.	95,093	1,065,042
Central Valley Community Bancorp	21,814	285,545
Century Bancorp Inc. Class A	10,165	359,231
Chemung Financial Corp.[b]	11,810	348,867
Citizens & Northern Corp.	37,838	737,463
Citizens Holding Co.	3,431	65,258
CNB Financial Corp.	40,920	687,456
CoBiz Financial Inc.	93,054	1,002,192
Codorus Valley Bancorp Inc.	14,365	303,532
Community Bankers Trust Corp.[a]	57,029	249,787
Community Trust Bancorp Inc.	38,466	1,316,307
CommunityOne Bancorp.[a]	29,618	287,295
ConnectOne Bancorp Inc.	34,220	658,051
ConnectOne Bancorp Inc. New[a]	9,843	491,067
CU Bancorp[a]	39,362	750,633
Customers Bancorp Inc.[a,b]	70,452	1,409,743
Eagle Bancorp Inc.[a]	58,685	1,980,619
Enterprise Bancorp Inc.	22,747	469,271
Enterprise Financial Services Corp.	50,959	920,320
Farmers Capital Bank Corp.[a]	23,962	541,302
Farmers National Banc Corp.	70,253	547,271

Security	Shares	Value

Fidelity Southern Corp.	45,718	$593,877
Financial Institutions Inc.	36,961	865,627
First Bancorp (North Carolina)	49,527	908,820
First Bancorp Inc. (Maine)	34,999	611,083
First Busey Corp.	186,152	1,081,543
First Business Financial Services Inc.	13,091	615,670
First Community Bancshares Inc.	45,804	656,371
First Connecticut Bancorp Inc.	55,378	888,817
First Financial Corp.	28,644	922,050
First Internet Bancorp	12,959	266,955
First Merchants Corp.	88,851	1,878,310
First NBC Bank Holding Co.[a]	39,206	1,313,793
First of Long Island Corp. (The)	23,237	908,102
First Security Group Inc[a,b]	163,049	353,816
First South Bancorp Inc.	39,838	318,306
First United Corp.[a]	19,367	169,849
Flushing Financial Corp.	79,550	1,634,752
German American Bancorp Inc.	34,807	942,574
Great Southern Bancorp Inc.	25,664	822,531
Guaranty Bancorp	47,090	654,551
Hampton Roads Bankshares Inc.[a,b]	89,054	154,063
Hanmi Financial Corp.	84,318	1,777,423
Heartland Financial USA Inc.	38,545	953,218
Heritage Commerce Corp.	61,898	505,707
Heritage Financial Corp.	81,016	1,303,547
Heritage Oaks Bancorp[a]	77,815	593,728
HomeTrust Bancshares Inc.[a]	54,737	863,202
Horizon Bancorp	26,615	581,272
Hudson Valley Holding Corp.	37,172	670,955
Independent Bank Corp. (Michigan)	62,234	800,952
Independent Bank Group Inc.	24,009	1,336,581
Intervest Bancshares Corp.	59,484	460,406
Lakeland Bancorp Inc.	93,596	1,010,837
Lakeland Financial Corp.	41,371	1,578,717
LCNB Corp.[b]	27,924	451,252
LNB Bancorp Inc.	28,915	352,185
Macatawa Bank Corp.[b]	83,912	425,434
MainSource Financial Group Inc.	52,783	910,507
MBT Financial Corp.[a]	68,260	373,382
Mercantile Bank Corp.	48,355	1,106,362
Merchants Bancshares Inc.	16,904	540,590
Metro Bancorp Inc.[a]	38,510	890,351
Middleburg Financial Corp.[b]	20,153	403,060
MidSouth Bancorp Inc.	24,779	492,854
MidWestOne Financial Group Inc.	21,926	526,005
Monarch Financial Holdings Inc.	44,487	521,388
National Bankshares Inc.	21,474	663,332
NewBridge Bancorp[a]	82,359	663,814
North Valley Bancorp[a]	22,994	501,039
Northrim BanCorp Inc.	24,304	621,453
OBA Financial Services Inc.	10,602	237,167
Old Line Bancshares Inc.	29,507	465,030
Old Second Bancorp Inc.[a]	77,306	384,211
OmniAmerican Bancorp Inc.	39,046	976,150
Orrstown Financial Services Inc.[a]	30,765	508,853
Pacific Continental Corp.	50,722	696,413
Pacific Mercantile Bancorp[a]	55,678	370,815
Pacific Premier Bancorp Inc.[a]	51,220	721,690
Palmetto Bancshares Inc.[a,b]	13,446	193,488
Park Sterling Corp.	138,474	912,544
Peapack-Gladstone Financial Corp.	34,798	738,066
Penns Woods Bancorp Inc.	16,788	790,715
Peoples Bancorp Inc.	28,833	762,633

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

Peoples Financial Corp.	6,077	$82,830
Peoples Financial Services Corp.	19,818	1,018,447
Preferred Bank[a]	36,795	869,834
Premier Financial Bancorp Inc.	18,232	293,171
QCR Holdings Inc.	11,682	201,514
Renasant Corp.	77,320	2,247,692
Republic Bancorp Inc. Class A	23,746	563,255
Republic First Bancorp Inc.[a]	70,247	354,045
Sandy Spring Bancorp Inc.	62,708	1,562,056
Seacoast Banking Corp. of Florida[a]	59,254	644,091
Shore Bancshares Inc.[a]	27,768	250,190
Sierra Bancorp	33,850	534,830
Simmons First National Corp. Class A	40,897	1,610,933
Southern Community Financial Corp.[c]	38,043	—
Southern National Bancorp of Virginia Inc.	39,560	441,490
Southside Bancshares Inc.[b]	49,192	1,424,600
Southwest Bancorp Inc.	54,408	928,200
Square 1 Financial Inc.[a]	15,699	298,438
State Bank Financial Corp.	87,709	1,483,159
Stock Yards Bancorp Inc.	37,843	1,131,506
Stonegate Bank	26,133	658,552
Suffolk Bancorp[a]	32,955	735,226
Sun Bancorp Inc. (New Jersey)[a,b]	120,386	482,748
Taylor Capital Group Inc.[a]	48,760	1,042,489
Tompkins Financial Corp.	38,395	1,849,871
TowneBank	73,048	1,147,584
TriCo Bancshares	41,029	949,411
Tristate Capital Holdings Inc.[a]	57,977	819,215
United Security Bancshares[a]	30,615	170,219
United Security Bancshares Inc.[a]	22,670	184,987
Univest Corp. of Pennsylvania	43,131	892,812
VantageSouth Bancshares Inc.[a,b]	55,548	330,511
Washington Trust Bancorp Inc.	36,956	1,358,872
West Bancorporation Inc.	44,035	670,653
Westbury Bancorp Inc.[a,b]	18,102	273,521
Wilshire Bancorp Inc.	174,276	1,789,815
Yadkin Financial Corp.[a,b]	40,085	755,201

		109,775,069
COMMERCIAL SERVICES & SUPPLIES — 1.74%
Acorn Energy Inc.[a,b]	77,778	183,556
AMREP Corp.[a]	4,247	26,034
ARC Document Solutions Inc.[a]	115,632	677,603
Casella Waste Systems Inc. Class Aa,b	123,495	618,710
CECO Environmental Corp.	52,275	814,967
Cenveo Inc.[a,b]	159,647	592,290
Courier Corp.	32,721	488,197
Ecology and Environment Inc. Class A	8,961	93,732
EnerNOC Inc.[a]	71,645	1,357,673
Ennis Inc.	63,630	970,994
Fuel Tech Inc.[a]	47,097	265,627
Heritage-Crystal Clean Inc.[a,b]	26,297	516,210
Hudson Technologies Inc.[a]	63,936	184,775
InnerWorkings Inc.[a]	92,060	782,510
Intersections Inc.	19,898	97,898
Kimball International Inc. Class B	87,019	1,454,958
Metalico Inc.[a]	142,286	176,435
Multi-Color Corp.	31,685	1,267,717
Performant Financial Corp.[a]	64,342	649,854
Schawk Inc.	30,148	613,813
SP Plus Corp.[a,b]	42,454	908,091
Team Inc.[a,b]	53,693	2,202,487

Security	Shares	Value

TRC Companies Inc.[a,b]	49,471	$307,710
Versar Inc.[a]	13,440	43,680
Viad Corp.	53,671	1,279,517

		16,575,038
COMMUNICATIONS EQUIPMENT — 2.00%
Alliance Fiber Optic Products Inc.	35,253	638,079
Applied Optoelectronics Inc.[a,b]	38,820	900,624
Aviat Networks Inc.[a,b]	182,212	233,231
Bel Fuse Inc. Class B	28,204	723,997
Black Box Corp.	42,880	1,005,107
CalAmp Corp.[a,b]	96,064	2,080,746
Calix Inc.[a]	108,895	890,761
Clearfield Inc.[a]	32,761	550,057
ClearOne Inc.[a]	21,529	211,630
Communications Systems Inc.	27,247	338,680
Comtech Telecommunications Corp.	39,862	1,488,049
Digi International Inc.[a]	69,666	656,254
Emcore Corp.[a,b]	84,281	347,238
Emulex Corp.[a]	208,559	1,188,786
Energous Corp.	12,151	183,723
Extreme Networks Inc.[a,b]	251,753	1,117,783
KVH Industries Inc.[a,b]	44,376	578,219
Meru Networks Inc.[a,b]	56,550	208,104
Novatel Wireless Inc.[a]	107,482	205,291
Numerex Corp. Class Aa	44,007	505,641
Oclaro Inc.[a]	244,137	537,101
Oplink Communications Inc.[a,b]	49,486	839,778
ParkerVision Inc.[a,b]	269,123	398,302
PCTEL Inc.	55,979	452,870
Procera Networks Inc.[a,b]	62,796	633,612
Relm Wireless Corp.[a]	22,617	87,302
ShoreTel Inc.[a]	169,773	1,106,920
TESSCO Technologies Inc.	15,707	498,383
Westell Technologies Inc. Class Aa	125,576	307,661
Zhone Technologies Inc.[a]	67,613	209,600

		19,123,529
COMPUTERS & PERIPHERALS — 0.74%
Astro-Med Inc.	16,799	228,298
Concurrent Computer Corp.	36,136	269,575
Dot Hill Systems Corp.[a]	165,196	776,421
Hutchinson Technology Inc.[a,b]	78,447	196,118
Imation Corp.[a]	110,278	379,356
Immersion Corp.[a,b]	77,995	992,096
Intevac Inc.[a]	71,783	574,982
Overland Storage Inc.[a]	21,507	104,309
Quantum Corp.[a]	598,847	730,593
Qumu Corp.[a]	31,461	440,139
Silicon Graphics International Corp.[a,b]	92,600	890,812
TransAct Technologies Inc.	29,597	306,625
USA Technologies Inc.[a]	116,831	246,514
Violin Memory Inc.[a]	210,481	932,431

		7,068,269
CONSTRUCTION & ENGINEERING — 1.15%
Ameresco Inc. Class Aa,b	58,825	413,540
Argan Inc.	33,535	1,250,520
Comfort Systems USA Inc.	96,518	1,524,984
Furmanite Corp.[a,b]	101,283	1,178,934

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

Goldfield Corp. (The)[a]	83,402	$143,451
Great Lakes Dredge & Dock Corp.[a]	155,403	1,241,670
Layne Christensen Co.[a,b]	61,058	812,071
MYR Group Inc.[a]	55,426	1,403,941
Northwest Pipe Co.[a,b]	24,978	1,007,363
Orion Marine Group Inc.[a]	76,526	828,777
Pike Corp.[a]	69,261	620,578
Sterling Construction Co. Inc.[a,b]	56,649	531,368

		10,957,197
CONSTRUCTION MATERIALS — 0.14%
United States Lime & Minerals Inc.	5,228	338,774
US Concrete Inc.[a,b]	41,488	1,026,828

		1,365,602
CONSUMER FINANCE — 0.27%
Asta Funding Inc.[a]	36,472	300,894
Atlanticus Holdings Corp.[a]	13,827	38,716
Consumer Portfolio Services Inc.[a]	62,985	479,946
First Marblehead Corp. (The)[a,b]	27,399	143,845
Imperial Holdings Inc.[a,b]	53,295	363,472
JGWPT Holdings Inc. Class Aa	37,623	423,635
Nicholas Financial Inc.	37,160	533,617
QC Holdings Inc.	12,655	33,915
Regional Management Corp.[a]	18,243	282,219

		2,600,259
CONTAINERS & PACKAGING — 0.23%
AEP Industries Inc.[a,b]	11,429	398,529
Myers Industries Inc.	67,632	1,358,727
UFP Technologies Inc.[a]	19,894	479,247

		2,236,503
DISTRIBUTORS — 0.10%
VOXX International Corp.[a,b]	56,522	531,872
Weyco Group Inc.	16,877	462,599

		994,471
DIVERSIFIED CONSUMER SERVICES — 0.53%
2U Inc.[a]	26,942	452,895
Cambium Learning Group Inc.[a]	52,914	115,353
Career Education Corp.[a]	166,568	779,538
Carriage Services Inc.	40,485	693,508
Collectors Universe Inc.	21,839	427,826
ITT Educational Services Inc.[a]	58,370	974,195
JTH Holding Inc. Class Aa,b	14,466	481,863
Lincoln Educational Services Corp.	73,973	332,139
National American University Holdings Inc.	39,129	120,517
Universal Technical Institute Inc.	56,745	688,884

		5,066,718
DIVERSIFIED FINANCIAL SERVICES — 0.43%
GAIN Capital Holdings Inc.	60,781	478,347
Life Partners Holdings Inc.	43,958	109,455
Marlin Business Services Corp.	21,220	385,992
MicroFinancial Inc.	38,092	294,451
NewStar Financial Inc.[a,b]	68,712	966,091

Security	Shares	Value

PICO Holdings Inc.[a]	59,725	$1,419,066
Resource America Inc. Class A	42,872	400,853

		4,054,255
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.58%
8x8 Inc.[a]	234,715	1,896,497
Alaska Communications Systems Group Inc.[a]	168,033	302,459
Alteva	24,124	166,456
Cbeyond Inc.[a,b]	68,661	683,177
Consolidated Communications Holdings Inc.	106,442	2,367,270
Enventis Corp.	40,968	648,933
Fairpoint Communications Inc.[a]	61,081	853,302
General Communication Inc. Class Aa	92,517	1,025,088
Hawaiian Telcom Holdco Inc.[a,b]	28,178	806,173
IDT Corp. Class B	45,713	796,321
inContact Inc.[a,b]	163,179	1,499,615
Inteliquent Inc.	86,199	1,195,580
Lumos Networks Corp.	47,554	688,106
magicJack VocalTec Ltd.[a,b]	47,593	719,606
ORBCOMM Inc.[a]	124,146	818,122
Straight Path Communications Inc. Class Ba,b	23,697	241,709
Towerstream Corp.[a,b]	204,856	397,421

		15,105,835
ELECTRIC UTILITIES — 0.17%
Genie Energy Ltd. Class Ba	37,865	297,998
Unitil Corp.	39,562	1,338,382

		1,636,380
ELECTRICAL EQUIPMENT — 1.08%
Active Power Inc.[a]	71,642	197,732
Allied Motion Technologies Inc.	20,345	294,596
American Electric Technologies Inc.[a]	23,137	157,332
American Superconductor Corp.[a]	136,169	221,955
Broadwind Energy Inc.[a]	41,778	366,393
Capstone Turbine Corp.[a,b]	856,297	1,293,008
Enphase Energy Inc.[a,b]	47,107	402,765
FuelCell Energy Inc.[a,b]	557,021	1,336,850
Global Power Equipment Group Inc.	42,634	688,965
LSI Industries Inc.	51,920	414,322
Magnetek Inc.[a]	8,952	213,505
Orion Energy Systems Inc[a]	56,585	230,301
Powell Industries Inc.	22,658	1,481,380
Power Solutions International Inc.[a,b]	11,771	847,159
PowerSecure International Inc.[a,b]	57,485	559,904
Preformed Line Products Co.	5,505	296,334
Real Goods Solar Inc. Class Aa,b	102,941	306,764
Revolution Lighting Technologies Inc.[a,b]	89,552	205,970
SL Industries Inc.[a]	8,964	264,438
Ultralife Corp.[a]	43,732	167,931
Vicor Corp.[a]	43,584	365,234

		10,312,838
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.36%
Agilysys Inc.[a]	41,223	580,420
Audience Inc.[a,b]	30,462	364,326
Checkpoint Systems Inc.[a]	110,061	1,539,753
ClearSign Combustion Corp.[a,b]	27,315	250,752
Control4 Corp.[a,b]	30,008	586,957

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

CTS Corp.	87,267	$1,631,893
CUI Global Inc.[a,b]	60,548	508,603
Daktronics Inc.	92,921	1,107,618
DTS Inc.[a]	46,101	848,719
Echelon Corp.[a]	126,665	307,796
Electro Rent Corp.	42,927	718,169
Electro Scientific Industries Inc.	71,956	490,020
eMagin Corp.[a]	58,319	130,051
Frequency Electronics Inc.[a]	26,030	320,429
GSI Group Inc.[a]	84,900	1,080,777
I.D. Systems Inc.[a]	33,940	184,634
Identiv Inc.[a]	18,020	199,481
IEC Electronics Corp.[a]	38,975	169,541
Iteris Inc.[a]	99,765	169,601
Kemet Corp.[a]	128,495	738,846
KEY Tronic Corp.[a]	36,136	378,705
LoJack Corp.[a]	59,594	323,596
Maxwell Technologies Inc.[a]	80,768	1,222,020
Mercury Systems Inc.[a]	89,357	1,013,308
Mesa Laboratories Inc.	8,245	692,250
Microvision Inc.[a,b]	101,523	204,061
Mocon Inc.	14,607	230,937
Multi-Fineline Electronix Inc.[a]	24,259	267,819
NAPCO Security Technologies Inc.[a]	45,625	247,744
Neonode Inc.[a,b]	86,429	270,523
PAR Technology Corp.[a]	6,734	154,283
Park Electrochemical Corp.	54,828	1,546,698
PC Connection Inc.	21,020	434,694
PC Mall Inc.[a]	26,190	279,185
Perceptron Inc.	27,505	350,689
Planar Systems Inc.[a]	65,225	159,801
RadiSys Corp.[a]	71,075	248,052
Research Frontiers Inc.[a,b]	79,887	484,115
RF Industries Ltd.	17,086	102,345
Richardson Electronics Ltd.	39,508	413,649
Speed Commerce Inc.[a,b]	144,480	540,355
Uni-Pixel Inc.[a,b]	31,108	250,108
Viasystems Group Inc.[a]	9,450	102,911
Vishay Precision Group Inc.[a]	42,845	705,229

		22,551,463
ENERGY EQUIPMENT & SERVICES — 1.50%
Bolt Technology Corp.	29,339	538,371
Cal Dive International Inc.[a,b]	294,034	388,125
CHC Group Ltd.[a]	88,082	743,412
Dawson Geophysical Co.	21,429	613,941
Forbes Energy Services Ltd.[a]	49,221	224,940
Glori Energy Inc.[a]	31,991	347,422
Gulf Island Fabrication Inc.	35,840	771,277
Matrix Service Co.[a]	68,411	2,243,197
Mitcham Industries Inc.[a]	36,286	507,278
Natural Gas Services Group Inc.[a,b]	33,906	1,120,932
Nuverra Environmental Solutions Inc.[a]	39,639	797,140
PHI Inc.[a,b]	34,245	1,526,300
RigNet Inc.[a,b]	33,454	1,800,494
TGC Industries Inc.[a]	41,805	227,837
Vantage Drilling Co.[a]	582,386	1,118,181
Willbros Group Inc.[a]	106,896	1,320,166

		14,289,013

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.42%
Chefs’ Warehouse Inc. (The)[a,b]	50,509	$998,563
Fairway Group Holdings Corp.[a]	48,595	323,157
Liberator Medical Holdings Inc.	82,700	310,125
Natural Grocers by Vitamin Cottage Inc.[a,b]	23,058	493,672
Pantry Inc. (The)[a,b]	63,531	1,029,202
Roundy’s Inc.	89,349	492,313
Village Super Market Inc. Class A	17,104	404,167

		4,051,199
FOOD PRODUCTS — 1.16%
Alico Inc.	6,783	254,295
Annie’s Inc.[a]	44,633	1,509,488
Boulder Brands Inc.[a,b]	159,750	2,265,255
Calavo Growers Inc.	35,596	1,204,213
Chiquita Brands International Inc.[a]	126,358	1,370,984
Coffee Holding Co. Inc.[a]	16,843	118,912
Farmer Bros. Co.[a]	18,728	404,712
Griffin Land & Nurseries Inc.	3,725	109,887
Inventure Foods Inc.[a,b]	42,627	480,406
John B. Sanfilippo & Son Inc.	21,795	576,914
Lifeway Foods Inc.[b]	15,012	209,868
Limoneira Co.	30,478	669,602
Omega Protein Corp.[a]	52,576	719,240
Rocky Mountain Chocolate Factory Inc.	23,881	314,990
S&W Seed Co.[a,b]	30,133	195,563
Seneca Foods Corp. Class Aa	21,327	652,606

		11,056,935
GAS UTILITIES — 0.28%
Chesapeake Utilities Corp.	23,489	1,675,470
Delta Natural Gas Co. Inc.[b]	25,411	558,026
Gas Natural Inc.	39,023	411,302

		2,644,798
HEALTH CARE EQUIPMENT & SUPPLIES — 4.34%
Accuray Inc.[a,b]	208,653	1,836,146
Alphatec Holdings Inc.[a,b]	196,235	319,863
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a]	64,529	1,053,759
Anika Therapeutics Inc.[a,b]	36,085	1,671,818
Antares Pharma Inc.[a,b]	327,883	875,448
Atossa Genetics Inc.[a,b]	33,658	56,545
AtriCure Inc.[a]	75,240	1,382,911
Atrion Corp.	4,051	1,320,626
Biolase Inc.[a,b]	100,533	221,173
Bovie Medical Corp.[a]	50,377	182,869
BSD Medical Corp.[a]	102,125	101,104
Cardiovascular Systems Inc.[a,b]	76,808	2,393,337
Cerus Corp.[a,b]	212,159	880,460
Chembio Diagnostics Inc.[a]	4,475	15,349
CryoLife Inc.	74,181	663,920
Cutera Inc.[a]	46,730	485,525
Cynosure Inc. Class Aa	57,679	1,225,679
Derma Sciences Inc.[a]	62,243	719,529
Digirad Corp.	75,216	267,769
EnteroMedics Inc.[a,b]	136,134	212,369
Exactech Inc.[a]	26,589	670,840
Fonar Corp.[a,b]	19,770	241,194

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

GenMark Diagnostics Inc.[a,b]	114,904	$1,554,651
Hansen Medical Inc.[a,b]	303,324	397,354
Inogen Inc.[a,b]	15,372	346,792
InspireMD Inc.	77,117	227,495
Invacare Corp.	84,425	1,550,887
Iridex Corp.[a]	24,263	201,626
K2M Group Holdings Inc.[a]	23,171	344,784
LDR Holding Corp.[a]	43,622	1,090,986
LeMaitre Vascular Inc.	34,408	284,554
Medical Action Industries Inc.[a,b]	41,904	575,342
Merit Medical Systems Inc.[a,b]	111,645	1,685,839
Natus Medical Inc.[a]	83,527	2,099,869
OraSure Technologies Inc.[a]	156,873	1,350,677
Oxford Immunotec Global PLC[a]	34,141	574,593
PhotoMedex Inc.[a,b]	40,165	492,021
Rockwell Medical Technologies Inc.[a,b]	116,169	1,392,866
RTI Surgical Inc.[a]	161,295	701,633
Staar Surgical Co.[a]	103,734	1,742,731
Sunshine Heart Inc.[a,b]	37,706	211,154
SurModics Inc.[a]	35,965	770,370
Symmetry Medical Inc.[a]	102,587	908,921
Synergetics USA Inc.[a]	85,717	265,723
Tandem Diabetes Care Inc.[a,b]	28,070	456,418
TearLab Corp.[a,b]	89,416	435,456
TransEnterix Inc.[a]	75,266	379,341
TriVascular Technologies Inc.[a]	19,506	303,708
Unilife Corp.[a,b]	295,950	876,012
Uroplasty Inc.[a,b]	65,502	175,545
Utah Medical Products Inc.	10,015	515,172
Vascular Solutions Inc.[a]	47,967	1,064,388
Veracyte Inc.[a,b]	15,401	263,665
Vermillion Inc.[a,b]	60,465	156,000
Vision-Sciences Inc.[a]	86,750	99,763
Zeltiq Aesthetics Inc.[a]	76,325	1,159,377

		41,453,946
HEALTH CARE PROVIDERS & SERVICES — 2.28%
Adcare Health Systems Inc.[a]	44,534	190,606
Addus HomeCare Corp.[a,b]	17,382	390,747
Alliance HealthCare Services Inc.[a]	14,484	391,068
Almost Family Inc.[a]	21,746	480,152
Amedisys Inc.[a,b]	74,069	1,239,915
AMN Healthcare Services Inc.[a]	122,001	1,500,612
BioScrip Inc.[a]	179,659	1,498,356
BioTelemetry Inc.[a]	79,325	568,760
Chindex International Inc.[a]	38,615	914,789
Cross Country Healthcare Inc.[a]	85,058	554,578
Ensign Group Inc. (The)	47,716	1,483,013
Five Star Quality Care Inc.[a]	103,394	518,004
Gentiva Health Services Inc.[a,b]	84,766	1,276,576
Healthways Inc.[a]	82,179	1,441,420
InfuSystems Holdings Inc.[a]	69,777	184,909
Landauer Inc.	25,080	1,053,360
LHC Group Inc.[a]	30,253	646,507
National Research Corp. Class Aa	29,686	415,307
PDI Inc.[a]	33,868	148,342
PharMerica Corp.[a]	76,748	2,194,225
Providence Service Corp. (The)[a]	30,465	1,114,714
Psychemedics Corp.	23,085	326,884
RadNet Inc.[a]	82,388	546,232
Sharps Compliance Corp.[a]	43,084	189,570
Skilled Healthcare Group Inc. Class Aa,b	65,179	409,976

Security	Shares	Value

Triple-S Management Corp. Class Ba	58,719	$1,052,832
U.S. Physical Therapy Inc.	31,377	1,072,780

		21,804,234
HEALTH CARE TECHNOLOGY — 0.34%
HealthStream Inc.[a]	55,787	1,355,624
Icad Inc.[a]	35,847	229,779
Merge Healthcare Inc.[a,b]	205,182	465,763
Simulations Plus Inc.	27,394	153,955
Streamline Health Solutions Inc.[a]	46,661	223,973
Vocera Communications Inc.[a]	63,620	839,784

		3,268,878
HOTELS, RESTAURANTS & LEISURE — 2.40%
Ambassadors Group Inc.[a]	54,348	250,544
Ark Restaurants Corp.	11,158	248,154
Biglari Holdings Inc.[a]	3,608	1,526,076
Bravo Brio Restaurant Group Inc.[a,b]	51,810	808,754
Carrols Restaurant Group Inc.[a,b]	98,439	700,886
Century Casinos Inc.[a]	61,706	357,278
Chuy’s Holdings Inc.[a]	43,881	1,592,880
Del Frisco’s Restaurant Group Inc.[a]	62,044	1,709,933
Denny’s Corp.[a,b]	222,440	1,450,309
Diversified Restaurant Holdings Inc.[a]	37,340	178,112
Dover Downs Gaming & Entertainment Inc.[a]	52,606	72,070
Dover Motorsports Inc.	85,759	247,843
Einstein Noah Restaurant Group Inc.	21,121	339,203
Empire Resorts Inc.[a,b]	44,283	317,066
Famous Dave’s of America Inc.[a]	13,910	399,217
Frisch’s Restaurants Inc.	11,252	265,547
Ignite Restaurant Group Inc.[a]	19,934	290,239
Intrawest Resorts Holdings Inc.[a]	44,079	505,145
Isle of Capri Casinos Inc.[a]	59,126	506,119
Jamba Inc.[a,b]	50,383	609,634
Kona Grill Inc.[a]	17,041	330,766
Lakes Entertainment Inc.[a]	67,238	316,691
Luby’s Inc.[a]	50,787	298,628
Marcus Corp. (The)	46,942	856,691
Monarch Casino & Resort Inc.[a]	21,203	321,013
Morgans Hotel Group Co.[a]	85,017	674,185
MTR Gaming Group Inc.[a]	77,333	413,732
Multimedia Games Holding Co. Inc.[a]	75,850	2,248,194
Nathan’s Famous Inc.[a,b]	9,775	529,707
Pizza Inn Holdings Inc.[a]	18,812	117,199
Potbelly Corp.[a]	39,227	626,063
Red Lion Hotels Corp.[a,b]	48,933	268,153
Rick’s Cabaret International Inc.[a]	27,331	279,049
Ruby Tuesday Inc.[a]	154,446	1,172,245
Ruth’s Hospitality Group Inc.	92,111	1,137,571
Town Sports International Holdings Inc.	64,591	429,530
Zoe’s Kitchen Inc.[a]	15,315	526,530

		22,920,956
HOUSEHOLD DURABLES — 1.76%
Bassett Furniture Industries Inc.	37,036	487,394
Beazer Homes USA Inc.[a,b]	76,505	1,605,075
Blyth Inc.[b]	25,168	195,807
Cavco Industries Inc.[a,b]	21,448	1,829,514
CSS Industries Inc.	23,928	630,981
Dixie Group Inc.[a]	36,591	387,499

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

Emerson Radio Corp.[a]	44,880	$79,886
Flexsteel Industries	15,717	524,162
Hooker Furniture Corp.	35,008	565,029
Installed Building Products Inc.[a]	25,955	317,949
LGI Homes Inc.[a]	30,475	556,169
Libbey Inc.[a]	58,894	1,568,936
Lifetime Brands Inc.	29,958	470,940
M/I Homes Inc.[a]	65,677	1,593,981
NACCO Industries Inc. Class A	11,722	593,133
New Home Co. Inc. (The)[a]	27,217	384,576
Skullcandy Inc.[a]	58,781	426,162
Skyline Corp.[a]	2,137	8,783
Stanley Furniture Co. Inc.[a]	54,543	146,175
TRI Pointe Homes Inc.[a]	44,268	695,893
Turtle Beach Corp.[a]	18,639	172,224
UCP Inc.[a]	31,193	426,408
Universal Electronics Inc.[a,b]	42,171	2,061,319
WCI Communities Inc.[a]	30,786	594,478
Zagg Inc.[a]	85,925	466,573

		16,789,046
HOUSEHOLD PRODUCTS — 0.23%
Central Garden & Pet Co. Class Aa	115,901	1,066,289
Oil-Dri Corp. of America	15,736	481,049
Orchids Paper Products Co.	18,966	607,671

		2,155,009
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.18%
American DG Energy Inc.[a]	99,305	178,749
Atlantic Power Corp.	316,874	1,299,183
Synthesis Energy Systems Inc.[a]	147,616	277,518

		1,755,450
INSURANCE — 1.85%
American Independence Corp.[a]	762	9,296
Amerisafe Inc.	45,807	1,862,971
Atlas Financial Holdings Inc.[a]	30,211	457,999
Baldwin & Lyons Inc. Class B	25,622	664,635
Blue Capital Reinsurance Holdings Ltd.[b]	21,461	422,782
Citizens Inc.[a,b]	112,034	829,051
Crawford & Co. Class B	69,080	696,326
Donegal Group Inc. Class A	21,377	327,068
eHealth Inc.[a]	50,442	1,915,283
EMC Insurance Group Inc.	10,746	330,762
Federated National Holding Co.	32,798	836,349
First Acceptance Corp.[a]	63,754	156,197
Fortegra Financial Corp.[a]	29,172	222,290
Hallmark Financial Services Inc.[a]	42,489	456,757
HCI Group Inc.	23,660	960,596
Health Insurance Innovations Inc.[a,b]	19,418	239,230
Heritage Insurance Holdings Inc.[a]	18,117	275,559
Independence Holding Co.	19,945	281,823
Investors Title Co.	6,102	411,153
Kansas City Life Insurance Co.	6,802	309,355
Meadowbrook Insurance Group Inc.	131,467	945,248
National Interstate Corp.	16,242	455,101
Phoenix Companies Inc. (The)[a]	15,815	765,288
Stewart Information Services Corp.	56,836	1,762,484
Tower Group International Ltd.	150,464	270,835
United Insurance Holdings Corp.	46,011	794,150
Universal Insurance Holdings Inc.	77,836	1,009,533

		17,668,121

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.76%
1-800-FLOWERS.COM Inc. Class Aa	69,252	$401,662
Blue Nile Inc.[a]	32,145	900,060
CafePress Inc.[a]	29,091	150,400
FTD Companies Inc.[a]	49,716	1,580,472
Gaiam Inc. Class Aa	43,222	331,945
Geeknet Inc.[a,b]	14,257	177,785
NutriSystem Inc.	77,010	1,317,641
Overstock.com Inc.[a,b]	27,464	433,107
PetMed Express Inc.	53,385	719,630
US Auto Parts Network Inc.[a]	55,956	202,001
Valuevision Media Inc. Class Aa	118,090	589,269
Vitacost.com Inc.[a]	70,314	440,166

		7,244,138
INTERNET SOFTWARE & SERVICES — 4.20%
Aerohive Networks Inc.[a]	25,014	205,615
Amber Road Inc.[a]	23,429	377,910
Autobytel Inc.[a]	22,736	298,069
Bazaarvoice Inc.[a]	131,205	1,035,207
Blucora Inc.[a,b]	112,657	2,125,838
Borderfree Inc.[a]	15,686	259,917
Brightcove Inc.[a,b]	85,201	898,019
BroadVision Inc.[a]	12,569	120,662
Carbonite Inc.[a,b]	39,227	469,547
Care.com Inc.[a,b]	19,893	251,845
ChannelAdvisor Corp.[a,b]	54,351	1,432,692
Chegg Inc.[a]	193,407	1,361,585
Demand Media Inc.[a]	114,514	551,958
Dice Holdings Inc.[a]	101,722	774,104
Digital River Inc.[a]	85,737	1,322,922
E2open Inc.[a,b]	60,875	1,258,286
EarthLink Holdings Corp.	268,752	999,757
eGain Corp.[a,b]	42,928	290,623
Everyday Health Inc.[a]	19,860	367,013
Five9 Inc.[a]	32,017	230,522
Global Eagle Entertainment Inc.[a,b]	85,637	1,061,899
GTT Communications Inc.[a]	36,990	377,668
Internap Network Services Corp.[a]	153,640	1,083,162
IntraLinks Holdings Inc.[a,b]	106,880	950,163
iPass Inc.[a]	177,183	212,620
Limelight Networks Inc.[a]	180,058	550,978
Liquidity Services Inc.[a]	69,737	1,099,055
LivePerson Inc.[a]	142,309	1,444,436
Local Corp.[a]	85,427	177,261
Marchex Inc. Class B	72,129	866,991
Marin Software Inc.[a,b]	69,151	813,907
MeetMe Inc.[a,b]	59,285	161,255
Millennial Media Inc.[a]	197,907	987,556
Monster Worldwide Inc.[a]	238,977	1,562,910
Move Inc.[a,b]	106,878	1,580,726
Perficient Inc.[a]	92,049	1,792,194
Q2 Holdings Inc.[a]	25,965	370,261
QuinStreet Inc.[a]	94,624	521,378
RealNetworks Inc.[a]	73,885	563,743
Reis Inc.	26,012	548,333
SciQuest Inc.[a]	73,734	1,304,354
Spark Networks Inc.[a,b]	57,104	323,780

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

Stamps.com Inc.[a]	38,070	$1,282,578
Support.com Inc.[a]	158,240	428,830
Synacor Inc.[a]	91,351	233,859
TechTarget Inc.[a]	37,750	332,955
Textura Corp.[a]	48,950	1,157,178
TheStreet.com Inc.	106,318	256,226
Travelzoo Inc.[a]	20,903	404,473
Tremor Video Inc.[a,b]	93,134	439,593
United Online Inc.	37,150	386,360
Unwired Planet Inc.[a,b]	241,422	538,371
World Energy Solutions Inc.[a]	23,530	94,355
XO Group Inc.[a]	75,086	917,551
YuMe Inc.[a,b]	16,181	95,468
Zix Corp.[a,b]	172,572	590,196

		40,144,714
IT SERVICES — 1.24%
Cass Information Systems Inc.	28,695	1,419,829
CIBER Inc.[a]	204,428	1,009,874
Computer Task Group Inc.	37,841	622,863
Datalink Corp.[a]	51,304	513,040
Edgewater Technology Inc.[a]	31,079	231,228
Global Cash Access Inc.[a,b]	169,516	1,508,693
Hackett Group Inc. (The)	75,138	448,574
Higher One Holdings Inc.[a]	89,211	339,894
Information Services Group Inc.[a]	97,541	469,172
Innodata Inc.[a]	69,747	224,585
Lionbridge Technologies Inc.[a]	172,712	1,025,909
Mattersight Corp.[a]	31,881	169,288
ModusLink Global Solutions Inc.[a,b]	114,241	427,261
NCI Inc. Class Aa	16,519	146,689
Newtek Business Services Inc.[a]	107,199	293,725
Pfsweb Inc.[a]	35,853	297,580
Planet Payment Inc.[a,b]	140,786	399,832
PRGX Global Inc.[a]	87,601	559,770
ServiceSource International Inc.[a]	179,698	1,042,249
StarTek Inc.[a,b]	44,174	341,023
WidePoint Corp.[a]	170,057	299,300

		11,790,378
LEISURE EQUIPMENT & PRODUCTS — 0.86%
Arctic Cat Inc.	32,429	1,278,351
Black Diamond Inc.[a,b]	62,641	702,832
Escalade Inc.	27,577	445,093
JAKKS Pacific Inc.[b]	53,447	413,680
Johnson Outdoors Inc. Class A	13,387	345,385
LeapFrog Enterprises Inc.[a]	171,441	1,260,091
Malibu Boats Inc. Class Aa	21,145	425,014
Marine Products Corp.	22,862	189,755
Nautilus Inc.[a,b]	83,136	921,978
Smith & Wesson Holding Corp.[a,b]	147,444	2,143,836
Summer Infant Inc.[a]	42,241	121,654

		8,247,669
LIFE SCIENCES TOOLS & SERVICES — 1.20%
Affymetrix Inc.[a]	199,003	1,773,117
Albany Molecular Research Inc.[a,b]	65,534	1,318,544
Apricus Biosciences Inc.[a,b]	123,560	278,010
BG Medicine Inc.[a,b]	66,201	69,511
Cambrex Corp.[a]	85,544	1,770,761

Security	Shares	Value

Enzo Biochem Inc.[a]	104,598	$549,140
Fluidigm Corp.[a,b]	74,792	2,198,885
Harvard Bioscience Inc.[a]	81,444	370,570
NanoString Technologies Inc.[a]	20,538	307,043
NeoGenomics Inc.[a,b]	107,064	355,452
Pacific Biosciences of California Inc.[a,b]	144,027	890,087
pSivida Corp.[a,b]	89,063	386,533
Sequenom Inc.[a]	305,605	1,182,691

		11,450,344
MACHINERY — 2.35%
Accuride Corp.[a]	112,027	547,812
Adept Technology Inc.[a]	33,566	352,107
Alamo Group Inc.	15,721	850,349
Columbus McKinnon Corp.	50,384	1,362,887
Commercial Vehicle Group Inc.[a]	74,953	752,528
Douglas Dynamics Inc.	60,135	1,059,579
Dynamic Materials Corp.	35,448	784,464
Eastern Co. (The)	20,272	313,000
Energy Recovery Inc.[a,b]	100,427	494,101
ExOne Co. (The)[a,b]	26,059	1,032,458
Federal Signal Corp.	158,715	2,325,175
FreightCar America Inc.	35,062	877,953
Gencor Industries Inc.[a]	18,846	207,494
Global Brass & Copper Holdings Inc.	56,028	946,873
Graham Corp.	26,696	929,288
Hardinge Inc.	34,258	433,364
Hurco Companies Inc.	17,275	487,155
Kadant Inc.	27,074	1,040,995
Key Technology Inc.[a]	18,122	223,263
L.B. Foster Co. Class A	25,782	1,395,322
L.S. Starrett Co. (The) Class A	22,055	339,206
Lydall Inc.[a]	45,643	1,249,249
Manitex International Inc.[a,b]	37,501	609,016
MFRI Inc.[a]	17,196	196,206
Miller Industries Inc.	31,193	641,952
NN Inc.	43,101	1,102,524
PMFG Inc.[a,b]	51,386	270,804
Supreme Industries Inc. Class Aa	38,324	249,106
Tecumseh Products Co.[a,b]	49,120	250,021
Twin Disc Inc.	19,445	642,657
Xerium Technologies Inc.[a,b]	30,745	429,200

		22,396,108
MARINE — 0.30%
Baltic Trading Ltd.	132,834	794,347
Eagle Bulk Shipping Inc.[a,b]	55,124	170,333
International Shipholding Corp.	16,554	379,418
Rand Logistics Inc.[a,b]	65,143	390,858
Safe Bulkers Inc.	96,809	944,856
Ultrapetrol (Bahamas) Ltd.[a]	52,522	155,990

		2,835,802
MEDIA — 1.85%
A.H. Belo Corp. Class A	51,421	609,339
Ballantyne Strong Inc.[a,b]	72,627	303,581
Beasley Broadcast Group Inc. Class A	21,507	136,569
Carmike Cinemas Inc.[a,b]	62,543	2,197,136
Central European Media Enterprises Ltd. Class Aa,b	185,324	522,614
Dex Media Inc.[a,b]	43,658	486,350

189

Schedule of Investments  (Unaudited) (Continued)

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June 30, 2014

Security	Shares	Value

Emmis Communications Corp.[a]	109,836	$328,410
Entercom Communications Corp. Class Aa	67,277	721,882
Entravision Communications Corp. Class A	155,939	969,941
FAB Universal Corp.[a,b,c]	47,246	—
Global Sources Ltd.[a,b]	46,325	383,571
Gray Television Inc.[a]	130,762	1,716,905
Harte-Hanks Inc.	119,160	856,760
Hemisphere Media Group Inc.[a]	21,948	275,667
Journal Communications Inc. Class Aa	116,423	1,032,672
Lee Enterprises Inc.[a,b]	163,176	726,133
Martha Stewart Living Omnimedia Inc. Class Aa	82,411	387,332
McClatchy Co. (The) Class Aa	155,236	861,560
New Media Investment Group Inc.[a]	78,811	1,112,023
Radio One Inc. Class Da	83,103	409,698
ReachLocal Inc.[a,b]	30,474	214,232
Reading International Inc. Class Aa	68,482	584,151
Rentrak Corp.[a]	28,133	1,475,576
Saga Communications Inc. Class A	11,074	473,081
Salem Communications Corp. Class A	34,269	324,185
Sizmek Inc.[a,b]	63,094	601,286

		17,710,654
METALS & MINING — 1.04%
A.M. Castle & Co.[a]	53,463	590,231
Allied Nevada Gold Corp.[a]	273,667	1,028,988
Ampco-Pittsburgh Corp.	20,493	470,109
Comstock Mining Inc.[a,b]	212,904	355,550
Energy Fuels Inc.	47,183	352,929
Friedman Industries Inc.	31,662	267,544
General Moly Inc.[a,b]	172,184	198,012
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Gold Resource Corp.	98,860	500,231
Handy & Harman Ltd.[a]	9,810	262,614
Horsehead Holding Corp.[a,b]	131,113	2,394,123
Noranda Aluminium Holding Corp.	101,745	359,160
Olympic Steel Inc.	23,573	583,432
Rare Element Resources Ltd.[a,b]	135,712	176,426
Solitario Exploration & Royalty Corp.[a]	103,350	136,422
Synalloy Corp.	27,059	444,309
United States Antimony Corp.[a]	164,096	233,016
Universal Stainless & Alloy Products Inc.[a]	18,704	607,506
Walter Energy Inc.	172,832	941,934

		9,902,980
MULTILINE RETAIL — 0.42%
Bon-Ton Stores Inc. (The)[b]	41,129	424,040
Fred’s Inc. Class A	90,702	1,386,834
Gordmans Stores Inc.[b]	30,988	133,248
Tuesday Morning Corp.[a,b]	114,438	2,039,285

		3,983,407
OIL, GAS & CONSUMABLE FUELS — 3.89%
Abraxas Petroleum Corp.[a]	217,400	1,360,924
Adams Resources & Energy Inc.	7,524	587,850
American Eagle Energy Corp.[a]	79,861	478,367
Amyris Inc.[a,b]	79,514	296,587
Apco Oil and Gas International Inc.[a]	23,145	333,982
Ardmore Shipping Corp.	47,393	655,445
BPZ Resources Inc.[a,b]	355,618	1,095,303
Callon Petroleum Co.[a,b]	111,096	1,294,268

Security	Shares	Value

DHT Holdings Inc.	182,261	$1,312,279
Emerald Oil Inc.[a,b]	158,544	1,212,862
Endeavour International Corp.[a,b]	143,874	197,107
Equal Energy Ltd.	93,420	506,336
Escalera Resources Co.[a]	34,504	90,918
Evolution Petroleum Corp.	55,334	605,907
FieldPoint Petroleum Corp.[a]	14,811	81,757
Forest Oil Corp.[a]	312,526	712,559
Frontline Ltd.[a,b]	159,674	466,248
FX Energy Inc.[a,b]	146,724	529,674
Gastar Exploration Inc.[a,b]	147,981	1,288,915
Hallador Energy Co.	23,954	227,323
Harvest Natural Resources Inc.[a]	120,936	603,471
Isramco Inc.[a]	2,790	354,665
Knightsbridge Tankers Ltd.[b]	86,128	1,222,156
Lilis Energy Inc.[a]	31,414	54,975
Magellan Petroleum Corp.[a]	160,435	352,957
Midstates Petroleum Co. Inc.[a]	97,621	705,800
Miller Energy Resources Inc.[a,b]	79,524	508,954
Navios Maritime Acquisition Corp.	215,898	800,982
Pacific Ethanol Inc.[a,b]	51,560	788,352
Panhandle Oil and Gas Inc.	18,388	1,030,280
PetroQuest Energy Inc.[a]	160,969	1,210,487
Quicksilver Resources Inc.[a,b]	332,254	887,118
Renewable Energy Group Inc.[a,b]	90,676	1,040,054
Rentech Inc.[a]	401,252	1,039,243
REX American Resources Corp.[a,b]	16,314	1,195,979
Ring Energy Inc.[a]	48,895	853,218
Royale Energy Inc.[a]	52,330	182,632
Saratoga Resources Inc.[a,b]	108,947	191,747
Swift Energy Co.[a]	115,024	1,493,012
Teekay Tankers Ltd. Class Ab	168,708	723,757
TransAtlantic Petroleum Ltd.[a]	59,431	676,919
Triangle Petroleum Corp.[a]	202,430	2,378,552
U.S. Energy Corp.[a]	85,428	369,903
Ur-Energy Inc.[a,b]	345,868	394,290
Uranerz Energy Corp.[a,b]	255,441	378,053
Uranium Energy Corp.[a,b]	262,826	410,009
Uranium Resources Inc.[a,b]	42,510	109,676
VAALCO Energy Inc.[a,b]	126,266	912,903
Vertex Energy Inc.[a,b]	23,721	230,331
Warren Resources Inc.[a]	194,500	1,205,900
Westmoreland Coal Co.[a]	35,355	1,282,679
Zion Oil & Gas Inc.[a,b]	118,677	245,661

		37,169,326
PAPER & FOREST PRODUCTS — 0.37%
Neenah Paper Inc.	42,432	2,255,261
Verso Paper Corp.[a,b]	51,749	108,673
Wausau Paper Corp.	106,562	1,153,001

		3,516,935
PERSONAL PRODUCTS — 0.43%
Female Health Co. (The)	59,605	328,423
IGI Laboratories Inc.[a]	91,006	483,242
Lifevantage Corp.[a,b]	293,363	422,443
Medifast Inc.[a]	36,374	1,106,133
Natural Alternatives International Inc.[a]	19,930	107,423
Nature’s Sunshine Products Inc.	29,181	495,202
Nutraceutical International Corp.[a]	25,957	619,334
Synutra International Inc.[a,b]	43,469	291,677
United-Guardian Inc.	9,787	279,908

		4,133,785

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

PHARMACEUTICALS — 3.17%
AcelRx Pharmaceuticals Inc.[a,b]	70,284	$720,411
Achaogen Inc.[a]	18,117	252,913
Acura Pharmaceuticals Inc.[a,b]	45,325	49,404
Adolor Corp. Escrow[a,c]	77,501	1
Aerie Pharmaceuticals Inc.[a]	23,579	584,052
Agile Therapeutics Inc.	24,069	209,882
Alexza Pharmaceuticals Inc.[a]	67,370	307,881
Alimera Sciences Inc.[a,b]	67,099	401,252
Ampio Pharmaceuticals Inc.[a,b]	116,362	971,623
ANI Pharmaceuticals Inc.[a]	18,051	621,676
Aratana Therapeutics Inc.[a,b]	64,142	1,001,257
AVANIR Pharmaceuticals Inc. Class Aa	435,980	2,458,927
Bio-Path Holdings Inc.	192,679	587,671
Biodel Inc.[a,b]	52,743	113,925
BioDelivery Sciences International Inc.[a]	112,995	1,363,850
Cempra Inc.[a,b]	62,199	667,395
Columbia Laboratories Inc.[a]	28,237	193,423
Corcept Therapeutics Inc.[a,b]	171,076	479,013
Cumberland Pharmaceuticals Inc.[a]	44,523	200,353
Depomed Inc.[a,b]	156,593	2,176,643
DURECT Corp.[a]	272,861	496,607
Endocyte Inc.[a,b]	103,981	685,235
Heska Corp.[a]	24,034	258,365
Imprimis Pharmaceuticals Inc.[a,b]	19,158	133,148
Intra-Cellular Therapies Inc.[a]	44,896	756,947
Ocera Therapeutics Inc.	26,781	204,607
Omeros Corp.[a,b]	96,626	1,681,292
Pain Therapeutics Inc.[a]	112,894	649,140
Pernix Therapeutics Holdings Inc.[a]	87,339	784,304
POZEN Inc.	79,311	660,661
Relypsa Inc.[a]	44,392	1,079,613
Repros Therapeutics Inc.[a]	71,866	1,243,282
Revance Therapeutics Inc.[a,b]	20,905	710,770
SciClone Pharmaceuticals Inc.[a]	147,576	776,250
Sucampo Pharmaceuticals Inc. Class Aa,b	39,935	275,551
Supernus Pharmaceuticals Inc.[a,b]	59,367	650,069
TherapeuticsMD Inc.[a,b]	265,470	1,173,377
Theravance Biopharma Inc.[a]	61,778	1,969,483
Transcept Pharmaceuticals Inc.	47,825	95,172
VIVUS Inc.[a]	236,071	1,255,898
XenoPort Inc.[a,b]	166,337	803,408
Zogenix Inc.[a,b]	300,616	604,238

		30,308,969
PROFESSIONAL SERVICES — 1.03%
Barrett Business Services Inc.	18,925	889,475
CBIZ Inc.[a,b]	108,645	981,064
CDI Corp.	36,069	519,754
CRA International Inc.[a]	29,772	686,245
Franklin Covey Co.[a]	28,072	565,089
GP Strategies Corp.[a,b]	39,610	1,025,107
Heidrick & Struggles International Inc.	48,007	888,130
Hill International Inc.[a]	62,173	387,338
Hudson Global Inc.[a]	101,422	398,588
Odyssey Marine Exploration Inc.[a,b]	253,750	426,300
Pendrell Corp.[a]	422,995	744,471
RCM Technologies Inc.[a]	47,588	302,660

Security	Shares	Value

Resources Connection Inc.	95,918	$1,257,485
VSE Corp.	11,141	783,435

		9,855,141
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.12%
AG Mortgage Investment Trust Inc.	73,981	1,400,460
Agree Realty Corp.	38,611	1,167,211
AmREIT Inc.	59,396	1,086,947
Apollo Commercial Real Estate Finance Inc.	116,897	1,927,632
Apollo Residential Mortgage Inc.	84,118	1,406,453
Ares Commercial Real Estate Corp.	70,747	877,970
Armada Hoffler Properties Inc.	57,373	555,371
Ashford Hospitality Prime Inc.	66,641	1,143,560
BRT Realty Trust[a]	29,202	215,511
CareTrust REIT Inc.[a]	52,476	1,039,025
CatchMark Timber Trust Inc. Class A	36,671	501,293
Cedar Realty Trust Inc.	201,066	1,256,663
Chatham Lodging Trust	73,818	1,616,614
Cherry Hill Mortgage Investment Corp.	24,646	494,152
CyrusOne Inc.	50,624	1,260,538
Dynex Capital Inc.	121,302	1,073,523
Ellington Residential Mortgage REIT	24,175	411,700
Excel Trust Inc.	141,833	1,890,634
Five Oaks Investment Corp.	27,684	312,552
Gladstone Commercial Corp.	56,176	1,003,865
Gramercy Property Trust Inc.[b]	297,814	1,801,775
Hannon Armstrong Sustainable Infrastructure Capital Inc.	50,118	718,692
Independence Realty Trust Inc.	23,543	222,717
Javelin Mortgage Investment Corp.[b]	37,558	529,568
Kite Realty Group Trust	343,036	2,106,241
Monmouth Real Estate Investment Corp. Class A	149,462	1,500,598
New York Mortgage Trust Inc.[b]	238,367	1,861,646
One Liberty Properties Inc.[b]	31,962	682,069
Orchid Island Capital Inc.	18,355	239,716
Owens Realty Mortgage Inc.	28,273	549,910
Physicians Realty Trust	91,754	1,320,340
Preferred Apartment Communities Inc.	57,121	506,663
QTS Realty Trust Inc. Class A	29,691	850,053
RAIT Financial Trust[b]	215,974	1,786,105
Rexford Industrial Realty Inc.	75,177	1,070,520
Sotherly Hotels Inc.[b]	26,674	208,857
Summit Hotel Properties Inc.	222,837	2,362,072
Terreno Realty Corp.	92,112	1,780,525
Trade Street Residential Inc.[b]	38,958	291,795
UMH Properties Inc.	58,584	587,598
Universal Health Realty Income Trust	31,849	1,384,795
Urstadt Biddle Properties Inc. Class A	55,565	1,160,197
Western Asset Mortgage Capital Corp.	120,961	1,714,017
Whitestone REIT Class B	74,991	1,118,116
Winthrop Realty Trust	99,982	1,534,724
ZAIS Financial Corp.	20,357	338,333

		48,869,316
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
AV Homes Inc.[a]	28,653	468,477
Consolidated-Tomoka Land Co.	13,115	601,978
Gladstone Land Corp.	22,006	285,858
ZipRealty Inc.[a]	50,897	154,218

		1,510,531

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

ROAD & RAIL — 0.65%
Celadon Group Inc.	55,083	$1,174,370
Covenant Transportation Group Class Aa	26,930	346,858
P.A.M. Transportation Services Inc.[a]	11,204	313,264
Patriot Transportation Holding Inc.[a]	18,575	649,568
Quality Distribution Inc.[a]	67,749	1,006,750
USA Truck Inc.[a]	19,415	360,925
YRC Worldwide Inc.[a,b]	83,319	2,342,097

		6,193,832
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.17%
Alpha & Omega Semiconductor Ltd.[a]	55,474	514,244
Ambarella Inc.[a,b]	75,629	2,358,112
Amtech Systems Inc.[a]	30,855	377,357
ANADIGICS Inc.[a,b]	241,583	195,489
Axcelis Technologies Inc.[a]	295,638	591,276
AXT Inc.[a]	105,492	225,753
Cascade Microtech Inc.[a]	31,362	428,405
CEVA Inc.[a,b]	57,199	844,829
Cohu Inc.	67,710	724,497
CVD Equipment Corp.[a,b]	15,668	189,740
Cyberoptics Corp.[a]	24,689	197,265
DSP Group Inc.[a]	59,960	509,060
Entropic Communications Inc.[a]	248,561	827,708
Exar Corp.[a]	105,719	1,194,625
FormFactor Inc.[a]	145,117	1,207,373
GigOptix Inc.[a]	77,809	106,598
GSI Technology Inc.[a]	66,333	395,345
Inphi Corp.[a]	79,617	1,168,778
Integrated Silicon Solution Inc.[a]	75,987	1,122,328
Intermolecular Inc.[a]	50,395	117,420
inTEST Corp.[a]	29,944	116,482
IXYS Corp.	57,460	707,907
Kopin Corp.[a]	202,436	659,941
Mattson Technology Inc.[a]	225,194	493,175
MaxLinear Inc. Class Aa	74,223	747,426
MoSys Inc.[a,b]	143,427	450,361
Nanometrics Inc.[a]	67,689	1,235,324
NeoPhotonics Corp.[a,b]	63,253	263,133
NVE Corp.[a]	14,754	820,175
PDF Solutions Inc.[a,b]	77,009	1,634,131
Peregrine Semiconductor Corp.[a,b]	79,792	547,373
Pericom Semiconductor Corp.[a]	60,949	550,979
Photronics Inc.[a]	159,426	1,371,064
Pixelworks Inc.[a,b]	47,639	360,627
PLX Technology Inc.[a]	118,666	767,769
QuickLogic Corp.[a,b]	151,238	781,900
Rubicon Technology Inc.[a,b]	64,591	565,171
Rudolph Technologies Inc.[a]	93,496	923,741
Sigma Designs Inc.[a]	98,237	449,925
Silicon Image Inc.[a]	203,259	1,024,425
STR Holdings Inc.[a]	85,482	115,401
Ultra Clean Holdings Inc.[a]	74,095	670,560
Vitesse Semiconductor Corp.[a]	148,831	513,467
Xcerra Corp.[a,b]	129,277	1,176,421

		30,243,080
SOFTWARE — 2.81%
A10 Networks Inc.[a]	33,390	444,087
Actuate Corp.[a,b]	122,126	582,541

Security	Shares	Value

American Software Inc. Class A	72,778	$719,047
Aware Inc.[a]	46,656	306,063
Callidus Software Inc.[a]	124,556	1,487,199
Cinedigm Corp.[a]	194,159	483,456
Comverse Inc.[a]	58,846	1,570,011
Cover-All Technologies Inc.[a]	37,855	45,805
Covisint Corp.[a,b]	22,456	109,136
Cyan Inc.[a,b]	72,173	290,857
Datawatch Corp.[a]	24,390	364,874
Digimarc Corp.	19,015	619,889
Document Security Systems Inc.[a,b]	66,459	91,049
Ellie Mae Inc.[a,b]	78,397	2,440,499
Envivio Inc.[a]	76,663	183,991
EPIQ Systems Inc.	82,170	1,154,489
ePlus Inc.[a]	10,687	621,983
Evolving Systems Inc.	35,563	304,419
Exa Corp.[a]	36,280	408,513
FalconStor Software Inc.[a]	97,459	165,680
Gigamon Inc.[a]	63,501	1,215,409
Globalscape Inc.	41,079	100,644
Glu Mobile Inc.[a,b]	195,488	977,440
Guidance Software Inc.[a,b]	52,708	480,697
Imperva Inc.[a]	58,050	1,519,749
Jive Software Inc.[a]	111,742	950,924
Mandalay Digital Group Inc.	64,278	253,898
Mavenir Systems Inc.[a]	14,944	226,402
Mitek Systems Inc.[a,b]	81,673	271,971
Model N Inc.[a]	50,601	559,141
NetSol Technologies Inc.[a,b]	23,174	89,915
Park City Group Inc.[a,b]	28,962	315,396
Paycom Software Inc.[a]	17,109	249,620
QAD Inc. Class A	22,700	483,964
Qualys Inc.[a]	52,801	1,355,402
Rally Software Development Corp.[a]	65,271	710,801
Rosetta Stone Inc.[a]	55,734	541,735
Rubicon Project Inc. (The)[a]	20,779	266,802
Sapiens International Corp.[a]	64,924	519,392
SeaChange International Inc.[a]	90,985	728,790
Smith Micro Software Inc.[a]	107,485	111,784
Sonic Foundry Inc.[a]	7,657	82,083
TeleCommunication Systems Inc.[a]	144,231	474,520
TeleNav Inc.[a]	60,097	341,952
TigerLogic Corp.[a]	31,976	42,848
Vasco Data Security International Inc.[a]	76,920	892,272
Vringo Inc.[a,b]	203,375	695,543

		26,852,682
SPECIALTY RETAIL — 1.72%
Aeropostale Inc.[a]	206,480	720,615
America’s Car-Mart Inc.[a,b]	20,474	809,747
bebe stores inc.	78,441	239,245
Big 5 Sporting Goods Corp.	42,964	527,168
Books-A-Million Inc.[a,b]	23,259	50,705
Build-A-Bear Workshop Inc.[a]	31,488	420,680
Cache Inc.[a]	38,677	62,270
Christopher & Banks Corp.[a]	95,681	838,166
Citi Trends Inc.[a]	40,741	874,302
Destination Maternity Corp.	34,545	786,590
Destination XL Group Inc.[a,b]	107,123	590,248
Haverty Furniture Companies Inc.	49,776	1,250,871
hhgregg Inc.[a]	26,585	270,369
Kirkland’s Inc.[a]	37,080	687,834

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

MarineMax Inc.[a]	66,477	$1,112,825
New York & Co. Inc.[a]	71,102	262,366
Pacific Sunwear of California Inc.[a,b]	138,249	329,033
Pep Boys — Manny, Moe & Jack (The)[a]	134,192	1,537,840
Perfumania Holdings Inc.[a]	16,588	112,633
RadioShack Corp.[a,b]	292,623	289,960
Sears Hometown and Outlet Stores Inc.[a]	28,056	602,362
Shoe Carnival Inc.	35,453	732,104
Sportsman’s Warehouse Holdings Inc.[a]	25,555	204,440
Stein Mart Inc.	65,052	903,572
Systemax Inc.[a]	25,942	372,787
Tandy Leather Factory Inc.[a]	26,654	242,551
Tilly’s Inc. Class Aa,b	25,207	202,664
Trans World Entertainment Corp.	42,806	162,663
West Marine Inc.[a]	43,289	444,145
Wet Seal Inc. Class Aa,b	265,685	241,773
Winmark Corp.	7,251	504,887

		16,387,415
TEXTILES, APPAREL & LUXURY GOODS — 0.52%
Charles & Colvard Ltd.[a,b]	66,327	145,919
Cherokee Inc.	30,605	464,890
Crown Crafts Inc.	34,928	272,089
Culp Inc.	23,994	417,736
Delta Apparel Inc.[a]	25,522	365,475
Joe’s Jeans Inc.[a,b]	169,162	179,312
Mossimo Inc. Escrow[a,b,c]	21,276	—
Perry Ellis International Inc.[a]	31,669	552,307
R.G. Barry Corp.	31,056	588,511
Rocky Brands Inc.	23,156	329,510
Sequential Brands Group Inc.	44,318	612,032
Unifi Inc.[a]	37,731	1,038,734

		4,966,515
THRIFTS & MORTGAGE FINANCE — 3.29%
ASB Bancorp Inc.[a]	14,340	288,951
Banc of California Inc.	64,906	707,475
Bank Mutual Corp.	123,588	716,810
BankFinancial Corp.	64,486	719,664
BBX Capital Corp.[a]	23,317	419,706
Bear State Financial Inc.[a]	12,080	107,270
Berkshire Hills Bancorp Inc.	66,343	1,540,484
Cape Bancorp Inc.	54,133	580,847
Charter Financial Corp.	79,717	884,859
Cheviot Financial Corp.	21,846	272,201
Chicopee Bancorp Inc.	10,706	180,824
Clifton Bancorp Inc.	69,519	880,806
Dime Community Bancshares Inc.	86,050	1,358,729
ESB Financial Corp.	43,364	561,130
ESSA Bancorp Inc.	44,207	492,024
Federal Agricultural Mortgage Corp. Class C NVS	27,168	844,381
First Defiance Financial Corp.	27,218	781,157
First Financial Northwest Inc.	52,057	565,860
Fox Chase Bancorp Inc.	45,228	762,544
Franklin Financial Corp.[a]	40,873	886,944
Hampden Bancorp Inc.	16,163	272,508
Heritage Financial Group Inc.	29,186	578,758
Hingham Institution for Savings	3,882	308,231
Home Bancorp Inc.[a,b]	26,142	575,647
HomeStreet Inc.	42,465	780,082
HopFed Bancorp Inc.	24,163	280,774

Security	Shares	Value

IMPAC Mortgage Holdings Inc.[a,b]	22,487	$107,938
Laporte Bancorp Inc.	4,680	51,480
Meridian Interstate Bancorp Inc.[a]	25,539	655,842
Meta Financial Group Inc.	18,440	737,600
NASB Financial Inc.	11,297	267,174
NMI Holdings Inc. Class Aa	132,702	1,393,371
Ocean Shore Holding Co.	17,741	259,906
OceanFirst Financial Corp.	40,435	669,604
Peoples Federal Bancshares Inc.[b]	25,842	477,043
Provident Financial Holdings Inc.	30,441	442,612
Pulaski Financial Corp.	38,943	443,950
Riverview Bancorp Inc.[a]	59,003	228,932
Security National Financial Corp. Class Aa	26,965	115,141
SI Financial Group Inc.	48,375	556,796
Simplicity Bancorp Inc.	35,199	614,223
Stonegate Mortgage Corp.[a]	24,925	347,704
Territorial Bancorp Inc.	34,628	723,033
Tree.com Inc.[a]	21,009	612,202
United Community Financial Corp.[a]	153,650	634,574
United Financial Bancorp Inc.	141,691	1,919,913
Walker & Dunlop Inc.[a,b]	48,796	688,512
Waterstone Financial Inc.	90,330	1,030,665
Westfield Financial Inc.	51,236	382,221
WSFS Financial Corp.	23,196	1,708,849

		31,417,951
TOBACCO — 0.09%
22nd Century Group Inc.	107,919	331,311
Alliance One International Inc.[a]	217,553	543,883

		875,194
TRADING COMPANIES & DISTRIBUTORS — 0.64%
Aceto Corp.	72,886	1,322,152
BlueLinx Holdings Inc.[a]	116,263	162,768
CAI International Inc.[a]	44,850	987,149
Essex Rental Corp.[a]	63,229	153,646
General Finance Corp.[a]	29,066	276,127
Houston Wire & Cable Co.	45,372	563,067
Huttig Building Products Inc.[a]	55,120	260,166
Lawson Products Inc.[a]	16,748	272,825
Stock Building Supply Holdings Inc.[a]	38,276	755,186
Titan Machinery Inc.[a,b]	43,818	721,244
Transcat Inc.[a]	22,624	232,122
Willis Lease Finance Corp.[a]	17,403	426,722

		6,133,174
WATER UTILITIES — 0.56%
Artesian Resources Corp. Class A	26,865	603,925
Cadiz Inc.[a,b]	48,370	402,922
Connecticut Water Service Inc.	27,787	941,146
Consolidated Water Co. Ltd.[b]	39,254	462,020
Middlesex Water Co.	41,053	869,502
Pure Cycle Corp.[a,b]	54,008	365,634
SJW Corp.	35,588	967,994
York Water Co. (The)	35,574	740,651

		5,353,794
WIRELESS TELECOMMUNICATION SERVICES — 0.44%
Boingo Wireless Inc.[a]	53,549	365,740

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2014

Security	Shares	Value

Leap Wireless International Inc.	158,735	$400,012
NTELOS Holdings Corp.	46,151	575,042
Shenandoah Telecommunications Co.	61,977	1,887,819
USA Mobility Inc.[a]	65,723	1,012,134

		4,240,747

TOTAL COMMON STOCKS
(Cost: $888,304,485)		950,556,863

SHORT-TERM INVESTMENTS — 15.74%

MONEY MARKET FUNDS — 15.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	137,004,897	137,004,897
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	8,422,772	8,422,772
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,949,827	4,949,827

		150,377,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,377,496)		150,377,496

TOTAL INVESTMENTS IN SECURITIES — 115.27%
(Cost: $1,038,681,981)		1,100,934,359
Other Assets, Less Liabilities — (15.27)%		(145,864,538)

NET ASSETS — 100.00%		$955,069,821

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

194

Schedule of Investments  (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

BIOTECHNOLOGY — 74.80%
ACADIA Pharmaceuticals Inc.[a,b]	1,171,230	$26,458,086
Achillion Pharmaceuticals Inc.[a,b]	1,144,342	8,662,669
Acorda Therapeutics Inc.[a,b]	492,809	16,612,591
Aegerion Pharmaceuticals Inc.[a,b]	348,761	11,191,740
Agios Pharmaceuticals Inc.[a,b]	401,806	18,410,751
Alexion Pharmaceuticals Inc.[a]	2,173,119	339,549,844
Alkermes PLC[a]	1,710,144	86,071,548
Alnylam Pharmaceuticals Inc.[a,b]	894,070	56,478,402
AMAG Pharmaceuticals Inc.[a,b]	259,686	5,380,694
Amarin Corp. PLC SP ADR[a,b]	1,960,744	3,450,909
Amgen Inc.	3,408,805	403,500,248
Anacor Pharmaceuticals Inc.[a,b]	495,503	8,785,268
Arena Pharmaceuticals Inc.[a,b]	2,599,182	15,231,207
ARIAD Pharmaceuticals Inc.[a,b]	2,210,365	14,080,025
Array BioPharma Inc.[a,b]	1,492,815	6,807,236
BioCryst Pharmaceuticals Inc.[a,b]	829,192	10,572,198
Biogen Idec Inc.[a]	1,238,023	390,361,032
BioMarin Pharmaceutical Inc.[a,b]	1,726,846	107,427,090
Bluebird Bio Inc.[a]	289,977	11,184,413
Celgene Corp.[a,b]	5,167,456	443,781,121
Celldex Therapeutics Inc.[a,b]	1,057,400	17,256,768
Cellular Dynamics International Inc.[a,b]	186,778	2,721,355
ChemoCentryx Inc.[a,b]	512,542	2,998,371
Chimerix Inc.[a,b]	405,119	8,888,311
Clovis Oncology Inc.[a]	401,289	16,617,378
Cubist Pharmaceuticals Inc.[a,b]	891,134	62,218,976
Curis Inc.[a,b]	1,018,454	1,894,324
Dendreon Corp.[a,b]	1,895,663	4,360,025
Dyax Corp.[a]	1,606,755	15,424,848
Epizyme Inc.[a,b]	392,153	12,203,801
Esperion Therapeutics Inc.[a,b]	182,415	2,889,454
Exelixis Inc.[a,b]	2,301,400	7,801,746
Genomic Health Inc.[a,b]	369,490	10,124,026
Geron Corp.[a,b]	1,859,605	5,969,332
Gilead Sciences Inc.[a,b]	4,868,719	403,665,492
Grifols SA SP ADR	1,119,773	49,326,001
Halozyme Therapeutics Inc.[a,b]	1,473,344	14,556,639
Idenix Pharmaceuticals Inc.[a,b]	1,785,014	43,018,837
ImmunoGen Inc.[a,b]	1,015,276	12,031,021
Immunomedics Inc.[a,b]	1,095,771	3,999,564
Incyte Corp.[a,b]	1,983,650	111,957,206
Infinity Pharmaceuticals Inc.[a,b]	575,207	7,328,137
Insys Therapeutics Inc.[a,b]	405,044	12,649,524
InterMune Inc.[a,b]	1,170,142	51,661,769
Ironwood Pharmaceuticals Inc. Class Aa,b	1,414,114	21,678,368
Isis Pharmaceuticals Inc.[a,b]	1,391,361	47,932,386
Kythera Biopharmaceuticals Inc.[a,b]	268,039	10,284,656
Lexicon Pharmaceuticals Inc.[a,b]	6,089,069	9,803,401
Ligand Pharmaceuticals Inc. Class Ba,b	245,249	15,276,560
MannKind Corp.[a,b]	4,598,699	50,539,702
Medivation Inc.[a,b]	905,561	69,800,642
Merrimack Pharmaceuticals Inc.[a,b]	1,222,313	8,910,662
Momenta Pharmaceuticals Inc.[a,b]	623,316	7,529,657
Myriad Genetics Inc.[a,b]	885,429	34,460,897
Neurocrine Biosciences Inc.[a,b]	897,574	13,319,998
NewLink Genetics Corp.[a,b]	329,512	8,748,544

Security	Shares	Value

Novavax Inc.[a,b]	2,475,590	$11,437,226
NPS Pharmaceuticals Inc.[a,b]	1,258,220	41,584,171
OncoMed Pharmaceuticals Inc.[a,b]	349,335	8,139,506
Onconova Therapeutics Inc.[a,b]	256,430	1,392,415
Orexigen Therapeutics Inc.[a,b]	1,375,431	8,500,164
Osiris Therapeutics Inc.[a,b]	405,535	6,334,457
PDL BioPharma Inc.	1,900,377	18,395,649
Portola Pharmaceuticals Inc.[a,b]	486,597	14,198,900
Progenics Pharmaceuticals Inc.[a,b]	824,274	3,552,621
Prothena Corp. PLC[a]	259,554	5,852,943
PTC Therapeutics Inc.[a]	355,641	9,296,456
Raptor Pharmaceutical Corp.[a,b]	740,275	8,550,176
Regeneron Pharmaceuticals Inc.[a]	644,033	181,920,002
Regulus Therapeutics Inc.[a,b]	513,759	4,130,622
Repligen Corp.[a,b]	378,708	8,630,755
Rigel Pharmaceuticals Inc.[a,b]	1,037,181	3,764,967
Sangamo BioSciences Inc.[a,b]	804,175	12,279,752
Sarepta Therapeutics Inc.[a,b]	481,359	14,339,685
Seattle Genetics Inc.[a,b]	1,457,264	55,740,348
Sinovac Biotech Ltd.[a]	658,481	3,713,833
Spectrum Pharmaceuticals Inc.[a]	777,220	6,318,799
Synageva BioPharma Corp.[a,b]	390,727	40,948,190
Synergy Pharmaceuticals Inc.[a,b]	1,110,564	4,519,995
Synta Pharmaceuticals Corp.[a,b]	1,105,910	4,523,172
United Therapeutics Corp.[a,b]	567,647	50,231,083
Vanda Pharmaceuticals Inc.[a,b]	401,406	6,494,749
Verastem Inc.[a,b]	306,138	2,773,610
Vertex Pharmaceuticals Inc.[a,b]	2,735,849	259,030,183
XOMA Corp.[a,b]	1,266,936	5,815,236

		3,966,255,115
HEALTH CARE EQUIPMENT & SUPPLIES — 0.07%
Cerus Corp.[a,b]	859,396	3,566,493

		3,566,493
LIFE SCIENCES TOOLS & SERVICES — 6.89%
Affymetrix Inc.[a,b]	859,801	7,660,827
Albany Molecular Research Inc.[a,b]	382,518	7,696,262
Illumina Inc.[a,b]	1,249,248	223,040,738
Luminex Corp.[a,b]	502,756	8,622,265
Pacific Biosciences of California Inc.[a,b]	835,667	5,164,422
QIAGEN NVa,b	2,758,659	67,449,213
Sequenom Inc.[a,b]	1,379,162	5,337,357
TECHNE Corp.	437,784	40,525,665

		365,496,749
PHARMACEUTICALS — 18.18%
AcelRx Pharmaceuticals Inc.[a,b]	513,280	5,261,120
Akorn Inc.[a,b]	1,229,757	40,889,420
Auxilium Pharmaceuticals Inc.[a,b]	594,599	11,927,656
AVANIR Pharmaceuticals Inc. Class Aa,b	1,890,656	10,663,300
Cempra Inc.[a,b]	393,410	4,221,289
Depomed Inc.[a,b]	685,709	9,531,355
Endo International PLC[a]	1,801,852	126,165,677
Endocyte Inc.[a,b]	491,863	3,241,377
Horizon Pharma Inc.[a,b]	869,169	13,750,254
Impax Laboratories Inc.[a,b]	829,013	24,862,100
Jazz Pharmaceuticals PLC[a,b]	702,825	103,322,303
Medicines Co. (The)[a,b]	769,390	22,358,474
Mylan Inc.[a]	3,966,544	204,515,009

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2014

Security	Shares	Value

Nektar Therapeutics[a,b]	1,502,568	$19,262,922
Omeros Corp.[a,b]	401,833	6,991,894
Pacira Pharmaceuticals Inc.[a,b]	421,928	38,758,306
Questcor Pharmaceuticals Inc.[b]	721,576	66,738,564
Sagent Pharmaceuticals Inc.[a,b]	376,750	9,742,755
Salix Pharmaceuticals Ltd.[a,b]	750,358	92,556,659
SciClone Pharmaceuticals Inc.[a]	610,012	3,208,663
Shire PLC SP ADR	357,240	84,126,448
Sucampo Pharmaceuticals Inc. Class Aa,b	524,574	3,619,561
Supernus Pharmaceuticals Inc.[a,b]	498,214	5,455,443
Theravance Inc.[a,b]	1,332,856	39,692,452
VIVUS Inc.[a,b]	1,224,185	6,512,664
XenoPort Inc.[a,b]	733,553	3,543,061
Zogenix Inc.[a,b]	1,653,521	3,323,577

		964,242,303

TOTAL COMMON STOCKS
(Cost: $5,327,441,504)		5,299,560,660

SHORT-TERM INVESTMENTS — 16.98%

MONEY MARKET FUNDS — 16.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c],d,e	837,285,279	837,285,279
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],[d,e]	51,474,531	51,474,531
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,392,971	11,392,971

		900,152,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $900,152,781)		900,152,781

TOTAL INVESTMENTS IN SECURITIES — 116.92%
(Cost: $6,227,594,285)		6,199,713,441
Other Assets, Less Liabilities — (16.92)%		(897,193,916)

NET ASSETS — 100.00%		$5,302,519,525

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

196

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.55%
Alliant Techsystems Inc.	14,954	$2,002,640
B/E Aerospace Inc.[a]	49,406	4,569,561
Boeing Co. (The)	342,302	43,551,083
Exelis Inc.	88,982	1,510,914
General Dynamics Corp.	143,552	16,730,986
Hexcel Corp.[a]	45,903	1,877,433
Honeywell International Inc.	367,602	34,168,606
Huntington Ingalls Industries Inc.	23,051	2,180,394
L-3 Communications Holdings Inc.	40,479	4,887,839
Lockheed Martin Corp.	127,199	20,444,695
Northrop Grumman Corp.	100,515	12,024,609
Precision Castparts Corp.	67,952	17,151,085
Raytheon Co.	146,856	13,547,466
Rockwell Collins Inc.	63,775	4,983,379
Spirit AeroSystems Holdings Inc. Class Aa	56,562	1,906,139
Textron Inc.	130,757	5,006,686
TransDigm Group Inc.	24,842	4,155,073
Triumph Group Inc.	24,480	1,709,194
United Technologies Corp.	430,318	49,680,213

		242,087,995
AIR FREIGHT & LOGISTICS — 0.67%
C.H. Robinson Worldwide Inc.	69,673	4,444,441
Expeditors International of Washington Inc.	92,649	4,091,380
FedEx Corp.	138,718	20,999,131
United Parcel Service Inc. Class B	332,264	34,110,222

		63,645,174
AIRLINES — 0.56%
Alaska Air Group Inc.	32,258	3,066,123
American Airlines Group Inc.[a]	338,063	14,523,187
Copa Holdings SA Class A	15,662	2,232,931
Delta Air Lines Inc.	398,021	15,411,373
Southwest Airlines Co.	324,756	8,722,946
Spirit Airlines Inc.[a]	34,146	2,159,393
United Continental Holdings Inc.[a]	175,325	7,200,598

		53,316,551
AUTO COMPONENTS — 0.40%
BorgWarner Inc.	107,316	6,995,930
Gentex Corp.	68,491	1,992,403
Goodyear Tire & Rubber Co. (The)	116,251	3,229,453
Johnson Controls Inc.	311,759	15,566,127
Lear Corp.	38,151	3,407,647
TRW Automotive Holdings Corp.[a]	51,991	4,654,235
Visteon Corp.[a,b]	22,728	2,204,843

		38,050,638
AUTOMOBILES — 0.82%
Ford Motor Co.	1,822,907	31,426,917
General Motors Co.	752,793	27,326,386
Harley-Davidson Inc.	102,503	7,159,834

Security	Shares	Value

Tesla Motors Inc.[a,b]	44,612	$10,709,557
Thor Industries Inc.	21,592	1,227,937

		77,850,631
BEVERAGES — 1.86%
Brown-Forman Corp. Class B NVS	72,221	6,801,052
Coca-Cola Co. (The)	1,863,800	78,950,568
Coca-Cola Enterprises Inc.	118,023	5,639,139
Constellation Brands Inc. Class Aa	75,310	6,637,070
Dr Pepper Snapple Group Inc.	92,181	5,399,963
Molson Coors Brewing Co. Class B NVS	63,803	4,731,630
Monster Beverage Corp.[a]	67,205	4,773,571
PepsiCo Inc.	711,644	63,578,275

		176,511,268
BIOTECHNOLOGY — 2.45%
Alexion Pharmaceuticals Inc.[a]	92,847	14,507,344
Alkermes PLC[a]	67,835	3,414,136
Alnylam Pharmaceuticals Inc.[a]	31,184	1,969,893
Amgen Inc.	355,349	42,062,661
Biogen Idec Inc.[a]	111,344	35,107,877
BioMarin Pharmaceutical Inc.[a]	68,499	4,261,323
Celgene Corp.[a]	375,915	32,283,580
Cubist Pharmaceuticals Inc.[a]	35,350	2,468,137
Gilead Sciences Inc.[a]	720,858	59,766,337
Incyte Corp.[a,b]	67,885	3,831,429
Intercept Pharmaceuticals Inc.[a]	5,851	1,384,522
Medivation Inc.[a,b]	35,921	2,768,791
Myriad Genetics Inc.[a,b]	35,037	1,363,640
Pharmacyclics Inc.[a]	28,574	2,563,373
Regeneron Pharmaceuticals Inc.[a]	37,019	10,456,757
Seattle Genetics Inc.[a,b]	47,465	1,815,536
United Therapeutics Corp.[a]	22,517	1,992,529
Vertex Pharmaceuticals Inc.[a]	110,870	10,497,172

		232,515,037
BUILDING PRODUCTS — 0.19%
A.O. Smith Corp.	35,471	1,758,652
Allegion PLC	45,311	2,568,228
Armstrong World Industries Inc.[a]	21,251	1,220,445
Fortune Brands Home & Security Inc.	77,995	3,114,340
Lennox International Inc.	23,069	2,066,290
Masco Corp.	167,364	3,715,481
Owens Corning	55,273	2,137,960
USG Corp.[a]	43,718	1,317,223

		17,898,619
CAPITAL MARKETS — 2.15%
Affiliated Managers Group Inc.[a]	25,949	5,329,925
Ameriprise Financial Inc.	89,131	10,695,720
Artisan Partners Asset Management Inc.	12,890	730,605
Bank of New York Mellon Corp. (The)	535,297	20,062,931
BlackRock Inc.[c]	59,845	19,126,462
Charles Schwab Corp. (The)	527,683	14,210,503
E*TRADE Financial Corp.[a]	135,656	2,884,047
Eaton Vance Corp. NVS	56,482	2,134,455
Federated Investors Inc. Class B	44,043	1,361,810
Franklin Resources Inc.	186,239	10,772,064
Goldman Sachs Group Inc. (The)	209,907	35,146,828

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

Invesco Ltd.	203,101	$7,667,063
Lazard Ltd. Class A	57,994	2,990,171
Legg Mason Inc.	48,746	2,501,157
LPL Financial Holdings Inc.	41,045	2,041,578
Morgan Stanley	719,968	23,276,565
Northern Trust Corp.	111,006	7,127,695
Raymond James Financial Inc.	58,611	2,973,336
SEI Investments Co.	62,348	2,043,144
State Street Corp.	202,042	13,589,345
T. Rowe Price Group Inc.	123,329	10,410,201
TD Ameritrade Holding Corp.	126,180	3,955,743
Waddell & Reed Financial Inc. Class A	40,006	2,503,975

		203,535,323
CHEMICALS — 2.62%
Air Products and Chemicals Inc.	99,643	12,816,083
Airgas Inc.	34,873	3,798,018
Albemarle Corp.	37,340	2,669,810
Ashland Inc.	36,581	3,977,818
Cabot Corp.	30,271	1,755,415
Celanese Corp. Series A	73,196	4,705,039
CF Industries Holdings Inc.	24,494	5,891,542
Cytec Industries Inc.	16,988	1,790,875
Dow Chemical Co. (The)	565,191	29,084,729
E.I. du Pont de Nemours and Co.	431,077	28,209,679
Eastman Chemical Co.	70,524	6,160,271
Ecolab Inc.	125,131	13,932,086
FMC Corp.	62,507	4,449,873
Huntsman Corp.	94,665	2,660,087
International Flavors & Fragrances Inc.	38,158	3,979,116
LyondellBasell Industries NV Class A	206,970	20,210,621
Monsanto Co.	246,049	30,692,152
Mosaic Co. (The)	157,078	7,767,507
NewMarket Corp.	4,231	1,659,017
Platform Specialty Products Corp.[a]	39,924	1,119,070
PPG Industries Inc.	64,901	13,638,945
Praxair Inc.	137,506	18,266,297
Rayonier Advanced Materials Inc.	19,865	769,769
Rockwood Holdings Inc.	34,289	2,605,621
RPM International Inc.	62,769	2,898,672
Scotts Miracle-Gro Co. (The) Class A	21,030	1,195,766
Sherwin-Williams Co. (The)	40,417	8,362,681
Sigma-Aldrich Corp.	55,784	5,660,960
Valspar Corp. (The)	39,716	3,025,962
W.R. Grace & Co.[a]	35,867	3,390,508
Westlake Chemical Corp.	19,288	1,615,563

		248,759,552
COMMERCIAL BANKS — 5.49%
Associated Banc-Corp.	74,848	1,353,252
Bank of America Corp.	4,936,108	75,867,980
Bank of Hawaii Corp.	20,842	1,223,217
BankUnited Inc.	47,714	1,597,465
BB&T Corp.	337,266	13,298,398
BOK Financial Corp.	12,771	850,549
CIT Group Inc.	90,803	4,155,145
Citigroup Inc.	1,425,954	67,162,433
City National Corp.	22,342	1,692,630
Comerica Inc.	85,280	4,277,645
Commerce Bancshares Inc.	38,188	1,775,742
Cullen/Frost Bankers Inc.	24,854	1,973,905

Security	Shares	Value

East West Bancorp Inc.	67,308	$2,355,107
Fifth Third Bancorp	399,236	8,523,689
First Horizon National Corp.	112,121	1,329,755
First Niagara Financial Group Inc.	166,855	1,458,313
First Republic Bank	64,598	3,552,244
Fulton Financial Corp.	88,704	1,099,043
Huntington Bancshares Inc.	388,561	3,706,872
J.P. Morgan Chase & Co.	1,776,564	102,365,618
KeyCorp	414,626	5,941,591
M&T Bank Corp.	61,722	7,656,614
PacWest Bancorp	47,782	2,062,749
PNC Financial Services Group Inc. (The)[c]	250,724	22,326,972
Popular Inc.[a]	47,992	1,640,367
Regions Financial Corp.	647,313	6,874,464
Signature Bank[a,b]	22,391	2,825,296
SunTrust Banks Inc.	250,119	10,019,767
SVB Financial Group[a]	23,726	2,766,926
Synovus Financial Corp.	65,059	1,586,138
TCF Financial Corp.	78,215	1,280,379
U.S. Bancorp	806,356	34,931,342
Wells Fargo & Co.	2,241,704	117,823,962
Zions Bancorp	87,403	2,575,766

		519,931,335
COMMERCIAL SERVICES & SUPPLIES — 0.56%
ADT Corp. (The)	81,793	2,857,847
Cintas Corp.	47,222	3,000,486
Clean Harbors Inc.[a,b]	28,525	1,832,731
Copart Inc.[a]	52,816	1,899,263
Covanta Holding Corp.	50,663	1,044,165
Iron Mountain Inc.	80,830	2,865,424
KAR Auction Services Inc.	65,622	2,091,373
Pitney Bowes Inc.	95,702	2,643,289
R.R. Donnelley & Sons Co.	93,692	1,589,016
Republic Services Inc.	124,659	4,733,302
Rollins Inc.	29,590	887,700
Stericycle Inc.[a]	39,754	4,707,669
Tyco International Ltd.	216,526	9,873,586
Waste Connections Inc.	58,519	2,841,098
Waste Management Inc.	218,444	9,771,000

		52,637,949
COMMUNICATIONS EQUIPMENT — 1.62%
ARRIS Group Inc.[a]	59,046	1,920,766
Brocade Communications Systems Inc.	206,270	1,897,684
Cisco Systems Inc.	2,404,618	59,754,757
CommScope Holding Co. Inc.[a]	29,240	676,321
EchoStar Corp. Class Aa	20,222	1,070,553
F5 Networks Inc.[a]	35,546	3,961,246
Harris Corp.	49,991	3,786,818
JDS Uniphase Corp.[a]	108,102	1,348,032
Juniper Networks Inc.[a]	222,076	5,449,745
Motorola Solutions Inc.	105,390	7,015,812
Palo Alto Networks Inc.[a]	24,393	2,045,353
QUALCOMM Inc.	792,297	62,749,923
Riverbed Technology Inc.[a]	75,958	1,567,014

		153,244,024
COMPUTERS & PERIPHERALS — 3.75%
3D Systems Corp.[a,b]	51,597	3,085,501

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

Apple Inc.	2,830,360	$263,025,355
Diebold Inc.	30,322	1,218,035
EMC Corp.	961,013	25,313,083
Hewlett-Packard Co.	889,580	29,961,054
Lexmark International Inc. Class A	29,289	1,410,558
NCR Corp.[a]	78,814	2,765,583
NetApp Inc.	155,502	5,678,933
SanDisk Corp.	106,084	11,078,352
Stratasys Ltd.[a,b]	23,179	2,633,830
Western Digital Corp.	104,494	9,644,796

		355,815,080
CONSTRUCTION & ENGINEERING — 0.23%
AECOM Technology Corp.[a]	46,588	1,500,134
Chicago Bridge & Iron Co. NV	46,257	3,154,727
Fluor Corp.	74,701	5,744,507
Foster Wheeler AG	46,805	1,594,646
Jacobs Engineering Group Inc.[a]	62,085	3,307,889
KBR Inc.	68,703	1,638,567
Quanta Services Inc.[a]	100,198	3,464,847
URS Corp.	32,372	1,484,256

		21,889,573
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	23,600	2,225,008
Martin Marietta Materials Inc.	21,842	2,884,236
Vulcan Materials Co.	61,264	3,905,580

		9,014,824
CONSUMER FINANCE — 0.90%
Ally Financial Inc.[a]	126,908	3,034,370
American Express Co.	425,815	40,397,069
Capital One Financial Corp.	268,303	22,161,828
Discover Financial Services	218,871	13,565,624
Navient Corp.	198,435	3,514,284
Santander Consumer USA Holdings Inc.	40,388	785,143
SLM Corp.	198,455	1,649,161

		85,107,479
CONTAINERS & PACKAGING — 0.36%
AptarGroup Inc.	30,725	2,058,882
Avery Dennison Corp.	44,690	2,290,362
Ball Corp.	65,441	4,101,842
Bemis Co. Inc.	47,342	1,924,926
Crown Holdings Inc.[a]	65,061	3,237,435
Greif Inc. Class A	14,665	800,122
MeadWestvaco Corp.	78,480	3,473,525
Owens-Illinois Inc.[a]	78,059	2,703,964
Packaging Corp. of America	46,366	3,314,705
Rock-Tenn Co. Class A	33,691	3,557,433
Sealed Air Corp.	101,357	3,463,369
Silgan Holdings Inc.	20,481	1,040,844
Sonoco Products Co.	47,905	2,104,467

		34,071,876
DISTRIBUTORS — 0.11%
Genuine Parts Co.	72,103	6,330,643
LKQ Corp.[a]	141,694	3,781,813

		10,112,456

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.11%
Apollo Education Group Inc.[a]	45,308	$1,415,875
DeVry Education Group Inc.	29,805	1,261,944
Graham Holdings Co. Class B	2,088	1,499,414
H&R Block Inc.	128,443	4,305,409
Service Corp. International	100,938	2,091,435

		10,574,077
DIVERSIFIED FINANCIAL SERVICES — 1.71%
Berkshire Hathaway Inc. Class Ba	859,112	108,729,215
CBOE Holdings Inc.	40,360	1,986,116
CME Group Inc.	149,456	10,603,903
Interactive Brokers Group Inc. Class A	25,317	589,633
Intercontinental Exchange Inc.	54,055	10,210,989
Leucadia National Corp.	173,008	4,536,270
McGraw Hill Financial Inc.	127,772	10,608,909
Moody’s Corp.	88,748	7,779,650
MSCI Inc. Class Aa	54,782	2,511,755
NASDAQ OMX Group Inc. (The)	54,841	2,117,959
Voya Financial Inc.	67,507	2,453,204

		162,127,603
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
AT&T Inc.	2,436,454	86,153,013
CenturyLink Inc.	268,850	9,732,370
Frontier Communications Corp.	472,493	2,759,359
Level 3 Communications Inc.[a]	84,549	3,712,547
tw telecom Inc.[a]	64,744	2,609,831
Verizon Communications Inc.	1,943,879	95,114,000
Windstream Holdings Inc.	281,142	2,800,174

		202,881,294
ELECTRIC UTILITIES — 1.67%
American Electric Power Co. Inc.	229,090	12,776,349
Duke Energy Corp.	332,052	24,634,938
Edison International	152,938	8,887,227
Entergy Corp.	84,203	6,912,224
Exelon Corp.	403,179	14,707,970
FirstEnergy Corp.	197,214	6,847,270
Great Plains Energy Inc.	72,304	1,942,809
Hawaiian Electric Industries Inc.[b]	47,635	1,206,118
ITC Holdings Corp.	74,353	2,712,397
NextEra Energy Inc.	204,717	20,979,398
Northeast Utilities	148,554	7,022,148
OGE Energy Corp.	93,482	3,653,277
Pepco Holdings Inc.	117,766	3,236,210
Pinnacle West Capital Corp.	51,992	3,007,217
PPL Corp.	296,543	10,536,173
Southern Co. (The)	418,466	18,989,987
Westar Energy Inc.	60,505	2,310,686
Xcel Energy Inc.	235,628	7,594,290

		157,956,688
ELECTRICAL EQUIPMENT — 0.68%
Acuity Brands Inc.	20,283	2,804,125

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

AMETEK Inc.	115,146	$6,019,833
Babcock & Wilcox Co. (The)	52,151	1,692,821
Eaton Corp. PLC	223,766	17,270,260
Emerson Electric Co.	329,402	21,859,117
Hubbell Inc. Class B	27,778	3,420,861
Regal Beloit Corp.	21,183	1,664,136
Rockwell Automation Inc.	64,988	8,133,898
Solarcity Corp.[a,b]	19,932	1,407,199

		64,272,250
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Amphenol Corp. Class A	73,762	7,106,231
Arrow Electronics Inc.[a]	46,769	2,825,315
Avnet Inc.	64,901	2,875,763
AVX Corp.	21,975	291,828
CDW Corp.	40,783	1,300,162
Corning Inc.	614,206	13,481,822
Dolby Laboratories Inc. Class Aa	22,442	969,494
FLIR Systems Inc.	66,479	2,308,816
Ingram Micro Inc. Class Aa	72,849	2,127,919
IPG Photonics Corp.[a,b]	15,619	1,074,587
Jabil Circuit Inc.	95,416	1,994,195
Knowles Corp.[a]	39,761	1,222,253
National Instruments Corp.	46,674	1,511,771
Tech Data Corp.[a]	17,920	1,120,358
Trimble Navigation Ltd.[a]	122,458	4,524,823
Vishay Intertechnology Inc.	63,520	983,925
Zebra Technologies Corp. Class Aa	23,670	1,948,515

		47,667,777
ENERGY EQUIPMENT & SERVICES — 1.95%
Atwood Oceanics Inc.[a,b]	30,177	1,583,689
Baker Hughes Inc.	204,650	15,236,193
Cameron International Corp.[a]	95,848	6,489,868
Diamond Offshore Drilling Inc.[b]	31,456	1,561,161
Dresser-Rand Group Inc.[a]	35,904	2,288,162
Dril-Quip Inc.[a]	19,167	2,093,803
FMC Technologies Inc.[a]	110,397	6,741,945
Frank’s International NV	16,190	398,274
Halliburton Co.	396,422	28,149,926
Helmerich & Payne Inc.	45,351	5,265,705
Nabors Industries Ltd.	138,987	4,082,048
National Oilwell Varco Inc.	201,397	16,585,043
Oceaneering International Inc.	50,696	3,960,879
Oil States International Inc.[a]	22,037	1,412,351
Patterson-UTI Energy Inc.	67,826	2,369,840
Rowan Companies PLC Class A	58,377	1,863,978
RPC Inc.	29,286	687,928
Schlumberger Ltd.	610,484	72,006,588
Seadrill Ltd.[b]	165,795	6,623,510
Superior Energy Services Inc.	73,509	2,656,615
Tidewater Inc.	23,003	1,291,618
Unit Corp.[a]	23,272	1,601,812

		184,950,936
FOOD & STAPLES RETAILING — 2.02%
Costco Wholesale Corp.	206,481	23,778,352
CVS Caremark Corp.	548,843	41,366,297
Kroger Co. (The)	239,187	11,823,013
Rite Aid Corp.[a]	457,874	3,282,957

Security	Shares	Value

Safeway Inc.	108,104	$3,712,291
Sprouts Farmers Market Inc.[a,b]	45,874	1,500,997
Sysco Corp.	274,399	10,276,242
Wal-Mart Stores Inc.	747,868	56,142,451
Walgreen Co.	447,968	33,207,868
Whole Foods Market Inc.	174,476	6,740,008

		191,830,476
FOOD PRODUCTS — 1.62%
Archer-Daniels-Midland Co.	307,211	13,551,077
Bunge Ltd.	68,972	5,217,042
Campbell Soup Co.	81,552	3,735,897
ConAgra Foods Inc.	197,692	5,867,499
Flowers Foods Inc.	80,676	1,700,650
General Mills Inc.	288,447	15,155,005
Hain Celestial Group Inc.[a]	23,525	2,087,609
Hershey Co. (The)	70,182	6,833,621
Hillshire Brands Co. (The)	55,059	3,430,176
Hormel Foods Corp.	62,805	3,099,427
Ingredion Inc.	34,977	2,624,674
J.M. Smucker Co. (The)	48,672	5,186,975
Kellogg Co.	120,552	7,920,266
Keurig Green Mountain Inc.	66,387	8,272,484
Kraft Foods Group Inc.	279,437	16,752,248
McCormick & Co. Inc. NVS	61,259	4,385,532
Mead Johnson Nutrition Co. Class A	94,867	8,838,758
Mondelez International Inc. Class A	793,983	29,861,701
Pilgrim’s Pride Corp.[a]	29,708	812,811
Pinnacle Foods Inc.	25,545	840,431
Tyson Foods Inc. Class A	125,958	4,728,463
WhiteWave Foods Co. (The) Class Aa	81,620	2,642,039

		153,544,385
GAS UTILITIES — 0.14%
AGL Resources Inc.	55,872	3,074,636
Atmos Energy Corp.	47,027	2,511,242
National Fuel Gas Co.	39,434	3,087,682
Questar Corp.	82,215	2,038,932
UGI Corp.	53,985	2,726,243

		13,438,735
HEALTH CARE EQUIPMENT & SUPPLIES — 2.06%
Abbott Laboratories	705,019	28,835,277
Alere Inc.[a,b]	38,771	1,450,811
Align Technology Inc.[a]	38,319	2,147,397
Baxter International Inc.	254,699	18,414,738
Becton, Dickinson and Co.	90,692	10,728,864
Boston Scientific Corp.[a]	620,872	7,928,535
C.R. Bard Inc.	35,785	5,117,613
CareFusion Corp.[a]	97,314	4,315,876
Cooper Companies Inc. (The)	22,465	3,044,681
Covidien PLC	211,644	19,086,056
DENTSPLY International Inc.	66,559	3,151,569
Edwards Lifesciences Corp.[a,b]	49,520	4,250,797
Hill-Rom Holdings Inc.	26,861	1,115,000
Hologic Inc.[a]	112,785	2,859,100
IDEXX Laboratories Inc.[a,b]	24,137	3,223,979
Intuitive Surgical Inc.[a,b]	18,026	7,423,107
Medtronic Inc.	468,935	29,899,296
ResMed Inc.[b]	65,872	3,335,099

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

Sirona Dental Systems Inc.[a]	27,061	$2,231,450
St. Jude Medical Inc.	133,409	9,238,573
Stryker Corp.	157,801	13,305,780
Teleflex Inc.	19,578	2,067,437
Varian Medical Systems Inc.[a]	48,795	4,056,816
Zimmer Holdings Inc.	78,776	8,181,675

		195,409,526
HEALTH CARE PROVIDERS & SERVICES — 2.20%
Aetna Inc.	167,765	13,602,386
AmerisourceBergen Corp.	106,011	7,702,759
Brookdale Senior Living Inc.[a,b]	58,860	1,962,392
Cardinal Health Inc.	159,693	10,948,552
Catamaran Corp.[a]	96,747	4,272,347
Centene Corp.[a]	27,072	2,046,914
Cigna Corp.	126,106	11,597,969
Community Health Systems Inc.[a,b]	54,106	2,454,789
DaVita HealthCare Partners Inc.[a]	83,430	6,033,658
Envision Healthcare Holdings Inc.[a]	38,081	1,367,489
Express Scripts Holding Co.[a]	363,123	25,175,318
HCA Holdings Inc.[a]	153,232	8,639,220
Health Net Inc.[a]	37,648	1,563,898
Henry Schein Inc.[a,b]	40,070	4,755,107
Humana Inc.	72,656	9,279,624
Laboratory Corp. of America Holdings[a,b]	39,805	4,076,032
LifePoint Hospitals Inc.[a]	20,878	1,296,524
McKesson Corp.	108,234	20,154,253
MEDNAX Inc.[a,b]	47,034	2,735,027
Omnicare Inc.	46,463	3,093,042
Patterson Companies Inc.	40,638	1,605,607
Premier Inc.[a,b]	15,003	435,087
Quest Diagnostics Inc.	67,821	3,980,414
Tenet Healthcare Corp.[a]	45,840	2,151,730
UnitedHealth Group Inc.	459,952	37,601,076
Universal Health Services Inc. Class B	41,710	3,994,150
VCA Inc.[a]	41,152	1,444,024
WellPoint Inc.	131,279	14,126,933

		208,096,321
HEALTH CARE TECHNOLOGY — 0.13%
Allscripts Healthcare Solutions Inc.[a]	84,250	1,352,212
athenahealth Inc.[a]	17,763	2,222,684
Cerner Corp.[a]	139,794	7,210,575
IMS Health Holdings Inc.[a]	35,087	901,034
Veeva Systems Inc.[a,b]	17,760	451,992

		12,138,497
HOTELS, RESTAURANTS & LEISURE — 1.89%
Aramark	19,628	507,973
Bally Technologies Inc.[a,b]	18,436	1,211,614
Brinker International Inc.	30,823	1,499,539
Burger King Worldwide Inc.	49,610	1,350,384
Carnival Corp.	199,439	7,508,878
Chipotle Mexican Grill Inc.[a,b]	14,562	8,628,131
Choice Hotels International Inc.	16,353	770,390
Darden Restaurants Inc.	62,098	2,873,275
Domino’s Pizza Inc.	26,145	1,910,938
Dunkin’ Brands Group Inc.	49,919	2,286,789
Hilton Worldwide Holdings Inc.[a]	63,141	1,471,185
Hyatt Hotels Corp. Class Aa	19,467	1,187,098

Security	Shares	Value

International Game Technology	115,132	$1,831,750
Las Vegas Sands Corp.	176,515	13,453,973
Marriott International Inc. Class A	103,994	6,666,015
McDonald’s Corp.	463,969	46,740,237
MGM Resorts International[a,b]	175,144	4,623,802
Norwegian Cruise Line Holdings Ltd.[a,b]	42,495	1,347,092
Panera Bread Co. Class Aa,b	11,497	1,722,596
Royal Caribbean Cruises Ltd.	77,954	4,334,242
SeaWorld Entertainment Inc.	31,952	905,200
Six Flags Entertainment Corp.	34,206	1,455,465
Starbucks Corp.	353,368	27,343,616
Starwood Hotels & Resorts Worldwide Inc.	90,124	7,283,822
Wendy’s Co. (The)	129,065	1,100,924
Wyndham Worldwide Corp.	59,759	4,524,952
Wynn Resorts Ltd.	38,040	7,895,582
Yum! Brands Inc.	207,185	16,823,422

		179,258,884
HOUSEHOLD DURABLES — 0.49%
D.R. Horton Inc.	134,961	3,317,341
Garmin Ltd.	61,236	3,729,273
Harman International Industries Inc.	32,080	3,446,354
Jarden Corp.[a]	60,560	3,594,236
Leggett & Platt Inc.	65,089	2,231,251
Lennar Corp. Class A	83,513	3,505,876
Mohawk Industries Inc.[a]	28,823	3,987,374
Newell Rubbermaid Inc.	129,884	4,025,105
NVR Inc.[a]	2,075	2,387,495
PulteGroup Inc.	177,741	3,583,259
Taylor Morrison Home Corp. Class Aa	14,757	330,852
Tempur Sealy International Inc.[a]	28,540	1,703,838
Toll Brothers Inc.[a]	83,409	3,077,792
Tupperware Brands Corp.	23,683	1,982,267
Whirlpool Corp.	36,492	5,080,416

		45,982,729
HOUSEHOLD PRODUCTS — 1.72%
Church & Dwight Co. Inc.	63,797	4,462,600
Clorox Co. (The)	60,359	5,516,813
Colgate-Palmolive Co.	429,688	29,296,128
Energizer Holdings Inc.	28,949	3,532,646
Kimberly-Clark Corp.	176,868	19,671,259
Procter & Gamble Co. (The)	1,270,192	99,824,389
Spectrum Brands Holdings Inc.	9,965	857,289

		163,161,124
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
AES Corp. (The)	340,476	5,294,402
Calpine Corp.[a]	198,735	4,731,880
NRG Energy Inc.	158,303	5,888,872

		15,915,154
INDUSTRIAL CONGLOMERATES — 2.11%
3M Co.	307,121	43,992,012
Carlisle Companies Inc.	30,197	2,615,664
Danaher Corp.	285,201	22,453,875
General Electric Co.	4,707,088	123,702,273
Roper Industries Inc.	46,840	6,839,108

		199,602,932

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

INSURANCE — 3.08%
ACE Ltd.	158,518	$16,438,317
Aflac Inc.	213,178	13,270,331
Alleghany Corp.[a]	7,727	3,385,353
Allied World Assurance Co. Holdings Ltd.	46,262	1,758,881
Allstate Corp. (The)	203,717	11,962,262
American Financial Group Inc.	34,023	2,026,410
American International Group Inc.	679,066	37,063,422
American National Insurance Co.	3,377	385,653
Aon PLC	139,263	12,546,204
Arch Capital Group Ltd.[a]	62,714	3,602,292
Arthur J. Gallagher & Co.	73,742	3,436,377
Aspen Insurance Holdings Ltd.	30,807	1,399,254
Assurant Inc.	33,631	2,204,512
Assured Guaranty Ltd.	84,319	2,065,816
Axis Capital Holdings Ltd.	50,587	2,239,992
Brown & Brown Inc.	56,631	1,739,138
Chubb Corp. (The)	114,764	10,577,798
Cincinnati Financial Corp.	77,089	3,703,356
CNA Financial Corp.	12,263	495,670
Endurance Specialty Holdings Ltd.	20,966	1,081,636
Erie Indemnity Co. Class A	11,544	868,801
Everest Re Group Ltd.	21,644	3,473,646
Fidelity National Financial Inc. Class A	130,002	4,258,866
Genworth Financial Inc. Class Aa	232,223	4,040,680
Hanover Insurance Group Inc. (The)	20,457	1,291,860
Hartford Financial Services Group Inc. (The)	211,089	7,559,097
HCC Insurance Holdings Inc.	46,893	2,294,943
Lincoln National Corp.	123,804	6,368,478
Loews Corp.	152,869	6,727,765
Markel Corp.[a,b]	6,558	4,299,687
Marsh & McLennan Companies Inc.	257,986	13,368,835
MBIA Inc.[a]	65,861	727,105
Mercury General Corp.	12,439	585,131
MetLife Inc.	439,193	24,401,563
Old Republic International Corp.	122,302	2,022,875
PartnerRe Ltd.	23,713	2,589,697
Principal Financial Group Inc.	138,113	6,971,944
ProAssurance Corp.	27,870	1,237,428
Progressive Corp. (The)	277,890	7,047,290
Protective Life Corp.	37,012	2,566,042
Prudential Financial Inc.	215,903	19,165,709
Reinsurance Group of America Inc.	32,426	2,558,411
RenaissanceRe Holdings Ltd.	19,034	2,036,638
StanCorp Financial Group Inc.	20,577	1,316,928
Torchmark Corp.	41,313	3,384,361
Travelers Companies Inc. (The)	163,094	15,342,253
Unum Group	120,829	4,200,016
Validus Holdings Ltd.	42,616	1,629,636
W.R. Berkley Corp.	47,104	2,181,386
White Mountains Insurance Group Ltd.[b]	2,899	1,763,868
XL Group PLC	127,443	4,171,209

		291,834,822
INTERNET & CATALOG RETAIL — 1.27%
Amazon.com Inc.[a]	176,350	57,274,953
Expedia Inc.	47,492	3,740,470
Groupon Inc.[a,b]	225,831	1,495,001

Security	Shares	Value

HomeAway Inc.[a]	43,897	$1,528,494
Liberty Interactive Corp. Series Aa	230,394	6,764,368
Liberty Ventures Series Aa	34,588	2,552,594
Netflix Inc.[a,b]	28,139	12,398,043
Priceline Group Inc/The[a]	24,212	29,127,036
TripAdvisor Inc.[a,b]	52,282	5,680,962
zulily Inc.[a]	6,129	250,983

		120,812,904
INTERNET SOFTWARE & SERVICES — 3.25%
Akamai Technologies Inc.[a]	83,665	5,108,585
AOL Inc.[a]	37,524	1,493,080
CoStar Group Inc.[a]	13,504	2,135,928
eBay Inc.[a]	594,898	29,780,594
Equinix Inc.[a,b]	23,573	4,952,452
Facebook Inc. Class Aa	926,839	62,366,996
Google Inc. Class Aa	131,757	77,034,365
Google Inc. Class Ca	133,314	76,692,878
IAC/InterActiveCorp	34,944	2,419,173
LinkedIn Corp. Class Aa	48,966	8,396,200
Pandora Media Inc.[a,b]	96,440	2,844,980
Rackspace Hosting Inc.[a]	55,059	1,853,286
Twitter Inc.[a,b]	224,907	9,214,440
VeriSign Inc.[a,b]	56,582	2,761,767
Yahoo! Inc.[a]	472,602	16,602,508
Yelp Inc.[a]	23,858	1,829,431
Zillow Inc. Class Aa	14,589	2,085,206

		307,571,869
IT SERVICES — 3.15%
Accenture PLC Class A	296,935	24,004,225
Alliance Data Systems Corp.[a,b]	25,446	7,156,687
Amdocs Ltd.	75,097	3,479,244
Automatic Data Processing Inc.	226,300	17,941,064
Booz Allen Hamilton Holding Corp.	34,903	741,340
Broadridge Financial Solutions Inc.	56,643	2,358,615
Cognizant Technology Solutions Corp. Class Aa	285,612	13,969,283
Computer Sciences Corp.	68,004	4,297,853
CoreLogic Inc.[a]	43,110	1,308,820
DST Systems Inc.	14,392	1,326,511
Fidelity National Information Services Inc.	135,092	7,394,936
Fiserv Inc.[a]	116,989	7,056,776
FleetCor Technologies Inc.[a]	38,929	5,130,842
Gartner Inc.[a]	42,353	2,986,734
Genpact Ltd.[a]	74,702	1,309,526
Global Payments Inc.	33,618	2,449,071
International Business Machines Corp.	444,038	80,490,768
Jack Henry & Associates Inc.	39,690	2,358,777
Leidos Holdings Inc.	30,142	1,155,644
MasterCard Inc. Class A	471,908	34,671,081
Paychex Inc.	152,742	6,347,957
Sabre Corp.[a]	21,215	425,361
Teradata Corp.[a]	74,025	2,975,805
Total System Services Inc.	78,695	2,471,810
Vantiv Inc. Class Aa	58,474	1,965,896
VeriFone Systems Inc.[a]	52,324	1,922,907
Visa Inc. Class A	235,377	49,596,288
Western Union Co.	252,974	4,386,569
Xerox Corp.	547,946	6,816,448

		298,496,838

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.14%
Hasbro Inc.	54,280	$2,879,554
Mattel Inc.	159,248	6,205,894
Polaris Industries Inc.	30,929	4,028,193

		13,113,641
LIFE SCIENCES TOOLS & SERVICES — 0.67%
Agilent Technologies Inc.	156,510	8,989,934
Bio-Rad Laboratories Inc. Class Aa	9,741	1,166,095
Bruker Corp.[a,b]	51,691	1,254,541
Charles River Laboratories International Inc.[a]	22,787	1,219,560
Covance Inc.[a]	26,952	2,306,552
Illumina Inc.[a,b]	60,272	10,760,963
Mettler-Toledo International Inc.[a]	13,716	3,472,617
PerkinElmer Inc.	53,176	2,490,764
QIAGEN NVa,b	109,602	2,679,769
Quintiles Transnational Holdings Inc.[a,b]	26,538	1,414,210
TECHNE Corp.	17,365	1,607,478
Thermo Fisher Scientific Inc.	187,264	22,097,152
Waters Corp.[a,b]	39,800	4,156,712

		63,616,347
MACHINERY — 2.06%
AGCO Corp.	44,090	2,478,740
Allison Transmission Holdings Inc.	63,379	1,971,087
Caterpillar Inc.	293,018	31,842,266
Colfax Corp.[a]	44,755	3,336,038
Crane Co.	22,863	1,700,093
Cummins Inc.	86,317	13,317,850
Deere & Co.	170,766	15,462,861
Donaldson Co. Inc.	67,125	2,840,730
Dover Corp.	78,150	7,107,742
Flowserve Corp.	64,463	4,792,824
Graco Inc.	28,454	2,221,688
IDEX Corp.	37,843	3,055,444
Illinois Tool Works Inc.	160,315	14,037,181
Ingersoll-Rand PLC	126,911	7,933,207
ITT Corp.	43,044	2,070,416
Joy Global Inc.	46,697	2,875,601
Kennametal Inc.	36,596	1,693,663
Lincoln Electric Holdings Inc.	37,752	2,638,110
Manitowoc Co. Inc. (The)	63,447	2,084,868
Middleby Corp. (The)[a]	26,884	2,223,844
Navistar International Corp.[a,b]	25,957	972,868
Nordson Corp.	30,208	2,422,380
Oshkosh Corp.	39,870	2,213,981
PACCAR Inc.	166,497	10,461,007
Pall Corp.	51,530	4,400,147
Parker Hannifin Corp.	69,912	8,790,036
Pentair PLC	90,863	6,553,040
Snap-on Inc.	27,338	3,240,100
SPX Corp.	20,567	2,225,555
Stanley Black & Decker Inc.	73,257	6,433,430
Terex Corp.	51,775	2,127,952
Timken Co. (The)	38,547	2,615,028
Toro Co. (The)	26,475	1,683,810
Trinity Industries Inc.	72,718	3,179,231
Valmont Industries Inc.	12,618	1,917,305
WABCO Holdings Inc.[a]	26,597	2,841,092
Wabtec Corp.	45,458	3,754,376

Security	Shares	Value

Xylem Inc.	86,266	$3,371,275

		194,886,866
MARINE — 0.03%
Kirby Corp.[a]	26,913	3,152,589

		3,152,589
MEDIA — 3.65%
AMC Networks Inc. Class Aa	27,920	1,716,801
Cablevision NY Group Class A	91,785	1,620,005
CBS Corp. Class B NVS[b]	266,761	16,576,529
CBS Outdoor Americas Inc.	10,533	344,218
Charter Communications Inc. Class Aa	37,247	5,899,180
Cinemark Holdings Inc.	53,597	1,895,190
Clear Channel Outdoor Holdings Inc. Class A	19,683	161,007
Comcast Corp. Class A	1,215,923	65,270,747
DIRECTV[a]	219,564	18,665,136
Discovery Communications Inc. Series Aa	107,741	8,003,001
DISH Network Corp. Class Aa	100,108	6,515,029
DreamWorks Animation SKG Inc. Class Aa,b	34,298	797,771
Gannett Co. Inc.	106,458	3,333,200
Interpublic Group of Companies Inc. (The)	198,866	3,879,876
John Wiley & Sons Inc. Class A	20,702	1,254,334
Lamar Advertising Co. Class A	37,291	1,976,423
Liberty Media Corp.[a]	44,540	6,087,727
Lions Gate Entertainment Corp.	37,542	1,072,950
Live Nation Entertainment Inc.[a]	67,828	1,674,673
Madison Square Garden Inc. Class Aa,b	28,991	1,810,488
Morningstar Inc.	9,072	651,460
News Corp. Class A NVS[a]	234,066	4,199,144
Omnicom Group Inc.	121,313	8,639,912
Regal Entertainment Group Class A	38,173	805,450
Scripps Networks Interactive Inc. Class A	49,596	4,024,219
Sirius XM Holdings Inc.[a]	1,294,582	4,479,254
Starz Series Aa	43,931	1,308,704
Thomson Reuters Corp.	166,797	6,064,739
Time Warner Cable Inc.	130,782	19,264,189
Time Warner Inc.	414,062	29,087,856
Twenty-First Century Fox Inc. Class A	893,883	31,419,987
Viacom Inc. Class B NVS	201,760	17,498,645
Walt Disney Co. (The)	812,936	69,701,133

		345,698,977
METALS & MINING — 0.61%
Alcoa Inc.	549,837	8,187,073
Allegheny Technologies Inc.	51,422	2,319,132
Carpenter Technology Corp.	24,921	1,576,253
Cliffs Natural Resources Inc.[b]	71,157	1,070,913
Compass Minerals International Inc.	15,740	1,506,948
Freeport-McMoRan Copper & Gold Inc.	487,577	17,796,560
Newmont Mining Corp.	234,012	5,953,265
Nucor Corp.	149,792	7,377,256
Reliance Steel & Aluminum Co.	36,354	2,679,653
Royal Gold Inc.	30,251	2,302,706
Southern Copper Corp.	68,445	2,078,675
Steel Dynamics Inc.	104,854	1,882,129
Tahoe Resources Inc.[a]	39,523	1,035,503
United States Steel Corp.[b]	67,923	1,768,715

		57,534,781

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

MULTI-UTILITIES — 1.13%
Alliant Energy Corp.	52,074	$3,169,224
Ameren Corp.	114,096	4,664,244
CenterPoint Energy Inc.	201,272	5,140,487
CMS Energy Corp.	126,501	3,940,506
Consolidated Edison Inc.	137,486	7,938,442
Dominion Resources Inc.	273,011	19,525,747
DTE Energy Co.	83,092	6,470,374
Integrys Energy Group Inc.	37,673	2,679,680
MDU Resources Group Inc.	89,957	3,157,491
NiSource Inc.	147,805	5,814,649
PG&E Corp.	218,159	10,475,995
Public Service Enterprise Group Inc.	237,485	9,687,013
SCANA Corp.	66,464	3,576,428
Sempra Energy	115,205	12,063,116
TECO Energy Inc.	101,134	1,868,956
Vectren Corp.	38,240	1,625,200
Wisconsin Energy Corp.	105,861	4,966,998

		106,764,550
MULTILINE RETAIL — 0.61%
Big Lots Inc.[a]	27,061	1,236,688
Dillard’s Inc. Class A	12,018	1,401,419
Dollar General Corp.[a]	145,450	8,343,012
Dollar Tree Inc.[a]	97,079	5,286,922
Family Dollar Stores Inc.	44,905	2,970,017
J.C. Penney Co. Inc.[a,b]	108,458	981,545
Kohl’s Corp.	98,181	5,172,175
Macy’s Inc.	169,832	9,853,653
Nordstrom Inc.	65,078	4,420,748
Sears Holdings Corp.[a,b]	12,513	500,019
Target Corp.	297,464	17,238,039

		57,404,237
OIL, GAS & CONSUMABLE FUELS — 8.13%
Anadarko Petroleum Corp.	237,076	25,952,710
Antero Resources Corp.[a,b]	24,893	1,633,728
Apache Corp.	181,052	18,217,452
Athlon Energy Inc.[a]	24,045	1,146,947
Cabot Oil & Gas Corp.	195,879	6,687,309
Cheniere Energy Inc.[a]	111,672	8,006,882
Chesapeake Energy Corp.	247,229	7,683,877
Chevron Corp.	893,589	116,658,044
Cimarex Energy Co.	40,854	5,860,915
Cobalt International Energy Inc.[a]	164,820	3,024,447
Concho Resources Inc.[a]	53,028	7,662,546
ConocoPhillips	576,292	49,405,513
CONSOL Energy Inc.	107,524	4,953,631
Continental Resources Inc.[a]	20,222	3,195,885
CVR Energy Inc.	7,265	350,100
Denbury Resources Inc.	164,961	3,045,180
Devon Energy Corp.	191,247	15,185,012
Energen Corp.	34,228	3,042,185
EOG Resources Inc.	256,533	29,978,446
EP Energy Corp. Class Aa,b	15,511	357,529
EQT Corp.	71,232	7,614,701
Exxon Mobil Corp.	2,015,803	202,951,046
Golar LNG Ltd.[b]	20,335	1,222,133
Gulfport Energy Corp.[a]	39,795	2,499,126
Hess Corp.	130,439	12,899,113

Security	Shares	Value

HollyFrontier Corp.	93,262	$4,074,617
Kinder Morgan Inc.	308,339	11,180,372
Kosmos Energy Ltd.[a]	49,602	557,030
Laredo Petroleum Inc.[a,b]	36,441	1,128,942
Marathon Oil Corp.	317,354	12,668,772
Marathon Petroleum Corp.	118,031	9,214,680
Murphy Oil Corp.	84,467	5,615,366
Newfield Exploration Co.[a]	64,348	2,844,182
Noble Energy Inc.	169,041	13,093,916
Oasis Petroleum Inc.[a]	47,115	2,633,257
Occidental Petroleum Corp.	368,771	37,846,968
ONEOK Inc.	97,575	6,642,906
PBF Energy Inc.	32,435	864,393
Peabody Energy Corp.	128,052	2,093,650
Phillips 66	265,611	21,363,093
Pioneer Natural Resources Co.	67,147	15,431,052
QEP Resources Inc.	84,956	2,930,982
Range Resources Corp.	76,927	6,688,803
SandRidge Energy Inc.[a,b]	229,790	1,642,998
SM Energy Co.	31,434	2,643,599
Southwestern Energy Co.[a]	165,840	7,544,062
Spectra Energy Corp.	314,823	13,373,681
Targa Resources Corp.	17,717	2,472,762
Teekay Corp.	21,358	1,329,535
Tesoro Corp.	60,705	3,561,562
Ultra Petroleum Corp.[a,b]	71,886	2,134,295
Valero Energy Corp.	250,487	12,549,399
Whiting Petroleum Corp.[a]	55,839	4,481,080
Williams Companies Inc. (The)	321,677	18,724,818
World Fuel Services Corp.	33,757	1,661,857
WPX Energy Inc.[a]	95,423	2,281,564

		770,508,650
PAPER & FOREST PRODUCTS — 0.12%
Domtar Corp.	30,095	1,289,571
International Paper Co.	203,340	10,262,570

		11,552,141
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	204,663	2,990,127
Coty Inc. Class A	33,020	565,633
Estee Lauder Companies Inc. (The) Class A	107,651	7,994,163
Herbalife Ltd.[b]	38,182	2,464,266
Nu Skin Enterprises Inc. Class A	27,672	2,046,621

		16,060,810
PHARMACEUTICALS — 5.45%
AbbVie Inc.	746,386	42,126,026
Actavis PLC[a]	81,893	18,266,234
Allergan Inc.	139,675	23,635,803
Bristol-Myers Squibb Co.	777,888	37,735,347
Eli Lilly and Co.	461,808	28,710,603
Endo International PLC[a]	71,475	5,004,679
Forest Laboratories Inc.[a]	112,857	11,172,843
Hospira Inc.[a]	78,459	4,030,439
Jazz Pharmaceuticals PLC[a]	27,879	4,098,492
Johnson & Johnson	1,327,996	138,934,942
Mallinckrodt PLC[a]	27,607	2,209,112
Merck & Co. Inc.	1,371,779	79,357,415
Mylan Inc.[a]	175,432	9,045,274

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

Perrigo Co. PLC	62,805	$9,154,457
Pfizer Inc.	2,994,206	88,868,034
Questcor Pharmaceuticals Inc.	28,624	2,647,434
Salix Pharmaceuticals Ltd.[a,b]	29,764	3,671,389
Zoetis Inc.	235,778	7,608,556

		516,277,079
PROFESSIONAL SERVICES — 0.33%
Dun & Bradstreet Corp. (The)	17,530	1,931,806
Equifax Inc.	57,281	4,155,164
IHS Inc. Class Aa,b	31,945	4,333,978
Manpowergroup Inc.	37,376	3,171,353
Nielsen NV	132,287	6,404,014
Robert Half International Inc.	64,535	3,080,901
Towers Watson & Co. Class A	30,486	3,177,556
Verisk Analytics Inc. Class Aa	78,105	4,687,862

		30,942,634
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.15%
Alexandria Real Estate Equities Inc.	33,633	2,611,266
American Campus Communities Inc.	49,245	1,883,129
American Capital Agency Corp.	165,601	3,876,719
American Homes 4 Rent Class A	65,574	1,164,594
American Realty Capital Properties Inc.	426,219	5,340,524
American Tower Corp.	185,765	16,715,135
Annaly Capital Management Inc.	444,749	5,083,481
Apartment Investment and Management Co. Class A	68,580	2,213,077
AvalonBay Communities Inc.	60,906	8,660,224
BioMed Realty Trust Inc.	90,365	1,972,668
Boston Properties Inc.	71,839	8,489,933
Brandywine Realty Trust	72,768	1,135,181
Brixmor Property Group Inc.	21,988	504,625
Camden Property Trust	40,162	2,857,526
CBL & Associates Properties Inc.[b]	78,200	1,485,800
Chimera Investment Corp.	477,630	1,523,640
Columbia Property Trust Inc.	58,660	1,525,747
CommonWealth REIT	54,988	1,447,284
Corporate Office Properties Trust	41,123	1,143,631
Corrections Corp. of America	54,701	1,796,928
Crown Castle International Corp.	156,685	11,635,428
DDR Corp.[b]	141,474	2,494,187
Digital Realty Trust Inc.[b]	63,677	3,713,643
Douglas Emmett Inc.[b]	67,443	1,903,241
Duke Realty Corp.	154,664	2,808,698
Equity Lifestyle Properties, Inc.	38,760	1,711,642
Equity Residential	169,050	10,650,150
Essex Property Trust Inc.	29,344	5,425,999
Extra Space Storage Inc.	54,425	2,898,131
Federal Realty Investment Trust	31,577	3,818,291
Gaming and Leisure Properties Inc.	39,588	1,344,804
General Growth Properties Inc.	266,145	6,270,376
HCP Inc.	215,081	8,900,052
Health Care REIT Inc.	144,194	9,036,638
Healthcare Trust of America Inc. Class A	111,392	1,341,160
Home Properties Inc.	26,818	1,715,279
Hospitality Properties Trust	70,013	2,128,395
Host Hotels & Resorts Inc.	355,310	7,820,373
Kilroy Realty Corp.	38,593	2,403,572
Kimco Realty Corp.	192,279	4,418,571
Liberty Property Trust	69,324	2,629,459
Macerich Co. (The)	66,041	4,408,237

Security	Shares	Value

MFA Financial Inc.	172,099	$1,412,933
Mid-America Apartment Communities Inc.	35,447	2,589,403
National Retail Properties Inc.[b]	57,827	2,150,586
NorthStar Realty Finance Corp.	172,338	2,995,234
Omega Healthcare Investors Inc.[b]	59,163	2,180,748
Piedmont Office Realty Trust Inc. Class A	72,415	1,371,540
Plum Creek Timber Co. Inc.[b]	82,792	3,733,919
Post Properties Inc.	25,373	1,356,441
Prologis Inc.	234,201	9,623,319
Public Storage	67,496	11,565,440
Rayonier Inc.	59,595	2,118,602
Realty Income Corp.[b]	103,979	4,618,747
Regency Centers Corp.	43,517	2,423,027
Retail Properties of America Inc. Class A	111,044	1,707,857
Senior Housing Properties Trust	95,621	2,322,634
Simon Property Group Inc.	145,883	24,257,425
SL Green Realty Corp.[b]	40,022	4,378,807
Spirit Realty Capital Inc.	187,606	2,131,204
Starwood Property Trust Inc.	104,033	2,472,864
Tanger Factory Outlet Centers Inc.	42,685	1,492,694
Taubman Centers Inc.	29,676	2,249,738
Two Harbors Investment Corp.	171,829	1,800,768
UDR Inc.	117,598	3,366,831
Ventas Inc.	135,806	8,705,165
Vornado Realty Trust	87,972	9,389,252
Washington Prime Group Inc.[a]	71,824	1,345,982
Weingarten Realty Investors	57,344	1,883,177
Weyerhaeuser Co.[b]	274,381	9,079,267
WP Carey Inc.	46,635	3,003,294

		298,634,336
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
CBRE Group Inc. Class Aa	131,757	4,221,494
Forest City Enterprises Inc. Class Aa	77,195	1,533,865
Howard Hughes Corp. (The)[a]	18,717	2,954,104
Jones Lang LaSalle Inc.	20,917	2,643,700
Realogy Holdings Corp.[a,b]	68,591	2,586,566

		13,939,729
ROAD & RAIL — 1.05%
AMERCO	3,400	988,584
Avis Budget Group Inc.[a]	49,474	2,953,103
Con-way Inc.	26,782	1,350,081
CSX Corp.	471,454	14,525,498
Genesee & Wyoming Inc. Class Aa,b	24,447	2,566,935
Hertz Global Holdings Inc.[a]	210,149	5,890,476
J.B. Hunt Transport Services Inc.	43,163	3,184,566
Kansas City Southern Industries Inc.	51,634	5,551,171
Landstar System Inc.	21,101	1,350,464
Norfolk Southern Corp.	145,349	14,975,308
Old Dominion Freight Line Inc.[a,b]	29,525	1,880,152
Ryder System Inc.	24,966	2,199,255
Union Pacific Corp.	425,199	42,413,600

		99,829,193
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.28%
Advanced Micro Devices Inc.[a,b]	289,901	1,214,685
Altera Corp.	147,043	5,111,215
Analog Devices Inc.	147,462	7,973,270
Applied Materials Inc.	571,455	12,886,310

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

Atmel Corp.[a]	199,227	$1,866,757
Avago Technologies Ltd.	117,271	8,451,721
Broadcom Corp. Class A	251,088	9,320,387
Cree Inc.[a]	57,238	2,859,038
First Solar Inc.[a]	34,395	2,444,109
Freescale Semiconductor Ltd.[a,b]	49,384	1,160,524
Intel Corp.	2,336,701	72,204,061
KLA-Tencor Corp.	77,940	5,661,562
Lam Research Corp.	76,104	5,143,108
Linear Technology Corp.	111,041	5,226,700
Marvell Technology Group Ltd.	190,506	2,729,951
Maxim Integrated Products Inc.	132,707	4,486,824
Microchip Technology Inc.	94,018	4,589,019
Micron Technology Inc.[a]	502,442	16,555,464
NVIDIA Corp.	261,912	4,855,848
ON Semiconductor Corp.[a]	207,002	1,891,998
Skyworks Solutions Inc.	88,996	4,179,252
SunEdison Inc.[a]	125,712	2,841,091
SunPower Corp.[a]	21,484	880,414
Teradyne Inc.[b]	91,183	1,787,187
Texas Instruments Inc.	506,652	24,212,899
Xilinx Inc.	125,940	5,958,221

		216,491,615
SOFTWARE — 3.76%
Activision Blizzard Inc.	232,546	5,185,776
Adobe Systems Inc.[a]	233,638	16,906,046
ANSYS Inc.[a]	43,496	3,297,867
Autodesk Inc.[a]	106,780	6,020,256
CA Inc.	150,162	4,315,656
Cadence Design Systems Inc.[a]	135,899	2,376,874
Citrix Systems Inc.[a]	77,098	4,822,480
Concur Technologies Inc.[a,b]	22,380	2,088,949
Electronic Arts Inc.[a]	147,647	5,296,098
FactSet Research Systems Inc.	19,876	2,390,685
FireEye Inc.[a,b]	40,235	1,631,529
Fortinet Inc.[a]	64,332	1,616,663
Informatica Corp.[a]	51,537	1,837,294
Intuit Inc.	133,257	10,731,186
MICROS Systems Inc.[a]	35,120	2,384,648
Microsoft Corp.	3,877,483	161,691,041
NetSuite Inc.[a,b]	19,496	1,693,812
Nuance Communications Inc.[a,b]	123,156	2,311,638
Oracle Corp.	1,541,766	62,487,776
PTC Inc.[a]	55,680	2,160,384
Red Hat Inc.[a]	88,880	4,912,398
Rovi Corp.[a]	45,006	1,078,344
Salesforce.com Inc.[a,b]	288,214	16,739,469
ServiceNow Inc.[a,b]	67,622	4,189,859
SolarWinds Inc.[a]	30,444	1,176,965
Solera Holdings Inc.	32,296	2,168,676
Splunk Inc.[a]	55,491	3,070,317
Symantec Corp.	324,686	7,435,309
Synopsys Inc.[a]	72,824	2,827,028
Tableau Software Inc. Class Aa,b	17,882	1,275,523
TIBCO Software Inc.[a]	76,269	1,538,346
VMware Inc. Class Aa,b	41,130	3,981,795
Workday Inc. Class Aa,b	43,963	3,950,515
Zynga Inc. Class Aa	339,112	1,088,550

		356,679,752

Security	Shares	Value

SPECIALTY RETAIL — 2.08%
Aaron’s Inc.	30,315	$1,080,427
Abercrombie & Fitch Co. Class A	34,161	1,477,463
Advance Auto Parts Inc.	34,391	4,640,034
Ascena Retail Group Inc.[a]	61,071	1,044,314
AutoNation Inc.[a,b]	34,145	2,037,774
AutoZone Inc.[a]	15,309	8,209,298
Bed Bath & Beyond Inc.[a,b]	95,990	5,507,906
Best Buy Co. Inc.	134,803	4,180,241
Cabela’s Inc.[a,b]	23,481	1,465,214
CarMax Inc.[a,b]	103,475	5,381,735
Chico’s FAS Inc.	71,390	1,210,774
CST Brands Inc.	35,498	1,224,681
Dick’s Sporting Goods Inc.	45,326	2,110,379
DSW Inc. Class A	35,260	985,164
Foot Locker Inc.	68,448	3,471,683
GameStop Corp. Class A	53,790	2,176,881
Gap Inc. (The)	124,204	5,163,160
GNC Holdings Inc. Class A	42,710	1,456,411
Home Depot Inc. (The)	641,967	51,973,648
L Brands Inc.	114,094	6,692,754
Lowe’s Companies Inc.	478,219	22,949,730
Murphy USA Inc.[a,b]	22,191	1,084,918
O’Reilly Automotive Inc.[a]	49,794	7,498,976
Penske Automotive Group Inc.	20,004	990,198
PetSmart Inc.	46,569	2,784,826
Ross Stores Inc.	99,708	6,593,690
Sally Beauty Holdings Inc.[a]	75,995	1,905,955
Signet Jewelers Ltd.	37,711	4,170,459
Staples Inc.	303,526	3,290,222
Tiffany & Co.	52,948	5,308,037
TJX Companies Inc. (The)	328,730	17,472,000
Tractor Supply Co.	65,010	3,926,604
Ulta Salon, Cosmetics & Fragrance Inc.[a]	29,977	2,740,198
Urban Outfitters Inc.[a]	50,227	1,700,686
Williams-Sonoma Inc.	44,184	3,171,528

		197,077,968
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Carter’s Inc.	25,204	1,737,312
Coach Inc.	128,698	4,400,185
Deckers Outdoor Corp.[a]	16,252	1,403,035
Fossil Group Inc.[a]	21,880	2,286,898
Hanesbrands Inc.	46,742	4,601,283
Kate Spade & Co.[a]	59,403	2,265,630
Michael Kors Holdings Ltd.[a,b]	95,897	8,501,269
Nike Inc. Class B	327,877	25,426,861
PVH Corp.	38,619	4,502,975
Ralph Lauren Corp.	27,717	4,453,845
Under Armour Inc. Class Aa,b	81,203	4,830,766
VF Corp.	161,940	10,202,220

		74,612,279
THRIFTS & MORTGAGE FINANCE — 0.11%
Hudson City Bancorp Inc.	248,193	2,439,737
Nationstar Mortgage Holdings Inc.[a,b]	9,954	361,330
New York Community Bancorp Inc.	208,253	3,327,883
Ocwen Financial Corp.[a,b]	49,936	1,852,626
People’s United Financial Inc.	145,592	2,208,631
TFS Financial Corp.[a,b]	36,623	522,244

		10,712,451

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2014

Security	Shares	Value

TOBACCO — 1.27%
Altria Group Inc.	932,456	$39,107,205
Lorillard Inc.	170,178	10,375,753
Philip Morris International Inc.	738,317	62,247,506
Reynolds American Inc.	144,920	8,745,922

		120,476,386
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Air Lease Corp.	47,841	1,845,706
Fastenal Co.	139,307	6,894,303
GATX Corp.	21,754	1,456,213
HD Supply Holdings Inc.[a]	49,799	1,413,794
MRC Global Inc.[a]	47,856	1,353,846
MSC Industrial Direct Co. Inc. Class A	22,261	2,129,042
NOW Inc.[a]	50,132	1,815,280
United Rentals Inc.[a]	45,660	4,781,972
W.W. Grainger Inc.	27,363	6,957,590
WESCO International Inc.[a,b]	20,861	1,801,973

		30,449,719
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	83,710	4,139,460
Aqua America Inc.	83,752	2,195,977

		6,335,437
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
SBA Communications Corp. Class Aa,b	60,462	6,185,263
Sprint Corp.[a]	341,941	2,916,757
T-Mobile US Inc.[a]	124,638	4,190,329
Telephone & Data Systems Inc.	40,405	1,054,974
United States Cellular Corp.[a]	5,946	242,597

		14,589,920

TOTAL COMMON STOCKS (Cost: $7,406,390,420)		9,450,863,292

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	173,809,657	173,809,657
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	10,685,451	10,685,451

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	23,187,207	$23,187,207

		207,682,315

TOTAL SHORT-TERM INVESTMENTS (Cost: $207,682,315)		207,682,315

TOTAL INVESTMENTS IN SECURITIES — 101.92% (Cost: $7,614,072,735)		9,658,545,607
Other Assets, Less Liabilities — (1.92)%		(181,640,027)

NET ASSETS — 100.00%		$9,476,905,580

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of June 30, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
258	E-mini S&P 500 (Sep. 2014)	Chicago Mercantile	$25,185,960	$159,269

20	E-mini S&P MidCap 400 (Sep. 2014)	Chicago Mercantile	2,858,600	38,142

			$28,044,560	$197,411

See accompanying notes to schedules of investments.

207

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 2.93%
B/E Aerospace Inc.[a]	247,383	$22,880,454
Boeing Co. (The)	1,713,962	218,067,385
Hexcel Corp.[a]	229,844	9,400,619
Honeywell International Inc.	1,840,640	171,087,488
Huntington Ingalls Industries Inc.	97,536	9,225,930
Lockheed Martin Corp.	636,905	102,369,741
Precision Castparts Corp.	340,251	85,879,352
Rockwell Collins Inc.	280,900	21,949,526
Spirit AeroSystems Holdings Inc. Class Aa	263,670	8,885,679
TransDigm Group Inc.	124,396	20,806,475
Triumph Group Inc.	28,802	2,010,956
United Technologies Corp.	241,322	27,860,625

		700,424,230
AIR FREIGHT & LOGISTICS — 1.08%
C.H. Robinson Worldwide Inc.	348,866	22,254,162
Expeditors International of Washington Inc.	463,904	20,486,001
FedEx Corp.	298,667	45,212,210
United Parcel Service Inc. Class B	1,663,701	170,795,545

		258,747,918
AIRLINES — 0.78%
Alaska Air Group Inc.	147,627	14,031,946
American Airlines Group Inc.[a]	1,692,740	72,720,110
Copa Holdings SA Class A	61,565	8,777,322
Delta Air Lines Inc.	103,635	4,012,747
Southwest Airlines Co.	1,447,234	38,872,705
Spirit Airlines Inc.[a]	170,977	10,812,586
United Continental Holdings Inc.[a,b]	877,879	36,054,491

		185,281,907
AUTO COMPONENTS — 0.38%
BorgWarner Inc.	537,349	35,029,781
Gentex Corp.	201,993	5,875,976
Goodyear Tire & Rubber Co. (The)	583,958	16,222,353
Johnson Controls Inc.	416,793	20,810,475
Lear Corp.	153,078	13,672,927

		91,611,512
AUTOMOBILES — 0.40%
Harley-Davidson Inc.	513,247	35,850,303
Tesla Motors Inc.[a,b]	223,383	53,625,323
Thor Industries Inc.	108,111	6,148,273

		95,623,899
BEVERAGES — 3.59%
Brown-Forman Corp. Class B NVS	361,625	34,054,226
Coca-Cola Co. (The)	9,331,104	395,265,565
Coca-Cola Enterprises Inc.	590,956	28,235,878
Constellation Brands Inc. Clas[a,b]	351,445	30,972,848
Dr Pepper Snapple Group Inc.	461,563	27,038,361

Security	Shares	Value

Monster Beverage Corp.[a]	336,507	$23,902,092
PepsiCo Inc.	3,563,317	318,346,741

		857,815,711
BIOTECHNOLOGY — 4.81%
Alexion Pharmaceuticals Inc.[a]	464,900	72,640,625
Alkermes PLC[a]	290,753	14,633,598
Alnylam Pharmaceuticals Inc.[a]	132,411	8,364,403
Amgen Inc.	1,686,773	199,663,320
Biogen Idec Inc.[a]	557,512	175,789,109
BioMarin Pharmaceutical Inc.[a]	342,984	21,337,035
Celgene Corp.[a,b]	1,882,275	161,649,777
Cubist Pharmaceuticals Inc.[a,b]	167,795	11,715,447
Gilead Sciences Inc.[a,b]	3,609,456	299,259,997
Incyte Corp.[a,b]	339,920	19,185,085
Intercept Pharmaceuticals Inc.[a]	29,302	6,933,732
Medivation Inc.[a]	179,860	13,863,609
Myriad Genetics Inc.[a,b]	154,233	6,002,748
Pharmacyclics Inc.[a,b]	143,072	12,834,989
Regeneron Pharmaceuticals Inc.[a]	185,355	52,357,227
Seattle Genetics Inc.[a,b]	237,661	9,090,533
United Therapeutics Corp.[a,b]	112,744	9,976,717
Vertex Pharmaceuticals Inc.[a,b]	555,150	52,561,602

		1,147,859,553
BUILDING PRODUCTS — 0.27%
A.O. Smith Corp.	80,274	3,979,985
Allegion PLC	226,880	12,859,559
Armstrong World Industries Inc.[a]	106,410	6,111,126
Fortune Brands Home & Security Inc.	163,138	6,514,100
Lennox International Inc.	115,512	10,346,410
Masco Corp.	838,024	18,604,133
USG Corp.[a]	218,908	6,595,698

		65,011,011
CAPITAL MARKETS — 1.19%
Affiliated Managers Group Inc.[a,b]	129,933	26,688,238
Ameriprise Financial Inc.	156,204	18,744,480
Artisan Partners Asset Management Inc.	64,547	3,658,524
BlackRock Inc.[c]	114,467	36,583,653
Charles Schwab Corp. (The)	435,960	11,740,403
Eaton Vance Corp. NVS	282,811	10,687,428
Federated Investors Inc. Class B	162,309	5,018,594
Franklin Resources Inc.	761,879	44,067,081
Invesco Ltd.	155,595	5,873,711
Lazard Ltd. Class A	290,380	14,971,993
Legg Mason Inc.	95,655	4,908,058
LPL Financial Holdings Inc.	205,517	10,222,416
SEI Investments Co.	292,526	9,586,077
T. Rowe Price Group Inc.	617,530	52,125,707
TD Ameritrade Holding Corp.	552,829	17,331,189
Waddell & Reed Financial Inc. Class A	200,623	12,556,994

		284,764,546
CHEMICALS — 3.66%
Airgas Inc.	174,619	19,017,755
Albemarle Corp.	76,091	5,440,507
Cabot Corp.	9,851	571,259
Celanese Corp. Series A	31,519	2,026,041

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Cytec Industries Inc.	10,112	$1,066,007
Dow Chemical Co. (The)	452,799	23,301,037
E.I. du Pont de Nemours and Co.	2,037,603	133,340,740
Eastman Chemical Co.	321,347	28,069,660
Ecolab Inc.	626,549	69,759,966
FMC Corp.	312,987	22,281,545
Huntsman Corp.	332,750	9,350,275
International Flavors & Fragrances Inc.	191,061	19,923,841
LyondellBasell Industries NV Class A	1,036,332	101,197,820
Monsanto Co.	1,232,009	153,680,803
NewMarket Corp.	21,189	8,308,419
Platform Specialty Products Corp.[a]	199,910	5,603,477
PPG Industries Inc.	324,966	68,291,605
Praxair Inc.	688,511	91,461,801
Rayonier Advanced Materials Inc.	11,779	456,436
Rockwood Holdings Inc.	10,912	829,203
RPM International Inc.	290,319	13,406,931
Scotts Miracle-Gro Co. (The) Class A	105,304	5,987,585
Sherwin-Williams Co. (The)	202,383	41,875,067
Sigma-Aldrich Corp.	128,486	13,038,759
Valspar Corp. (The)	198,867	15,151,677
W.R. Grace & Co.[a]	154,405	14,595,905
Westlake Chemical Corp.	82,385	6,900,568

		874,934,689
COMMERCIAL BANKS — 0.06%
Signature Bank[a,b]	103,715	13,086,759
SVB Financial Group[a]	10,309	1,202,235

		14,288,994
COMMERCIAL SERVICES & SUPPLIES — 0.59%
Cintas Corp.	189,162	12,019,353
Clean Harbors Inc.[a,b]	105,119	6,753,896
Copart Inc.[a]	264,455	9,509,802
Covanta Holding Corp.	103,501	2,133,156
Iron Mountain Inc.	358,908	12,723,289
KAR Auction Services Inc.	132,089	4,209,676
Pitney Bowes Inc.	217,658	6,011,714
R.R. Donnelley & Sons Co.	46,444	787,690
Rollins Inc.	148,415	4,452,450
Stericycle Inc.[a,b]	199,057	23,572,330
Tyco International Ltd.	967,089	44,099,258
Waste Connections Inc.	176,840	8,585,582
Waste Management Inc.	112,657	5,039,148

		139,897,344
COMMUNICATIONS EQUIPMENT — 1.61%
ARRIS Group Inc.[a]	295,654	9,617,625
CommScope Holding Co. Inc.[a]	146,409	3,386,440
EchoStar Corp. Class Aa	24,807	1,313,283
F5 Networks Inc.[a,b]	177,984	19,834,537
Harris Corp.	51,315	3,887,111
Juniper Networks Inc.[a]	241,634	5,929,698
Motorola Solutions Inc.	118,734	7,904,122
Palo Alto Networks Inc.[a]	122,141	10,241,523
QUALCOMM Inc.	3,967,166	314,199,547
Riverbed Technology Inc.[a,b]	377,339	7,784,504

		384,098,390

Security	Shares	Value

COMPUTERS & PERIPHERALS — 5.85%
3D Systems Corp.[a,b]	258,354	$15,449,569
Apple Inc.	14,170,175	1,316,834,363
Diebold Inc.	151,824	6,098,770
EMC Corp.	476,383	12,547,928
NCR Corp.[a,b]	37,883	1,329,314
NetApp Inc.	281,086	10,265,261
SanDisk Corp.	252,549	26,373,692
Stratasys Ltd.[a,b]	65,928	7,491,399

		1,396,390,296
CONSTRUCTION & ENGINEERING — 0.19%
Chicago Bridge & Iron Co. NV	231,616	15,796,211
Fluor Corp.	228,430	17,566,267
Foster Wheeler AG	234,366	7,984,850
Quanta Services Inc.[a]	121,414	4,198,496

		45,545,824
CONSTRUCTION MATERIALS — 0.11%
Eagle Materials Inc.	117,628	11,089,968
Martin Marietta Materials Inc.	108,686	14,351,986

		25,441,954
CONSUMER FINANCE — 0.92%
Ally Financial Inc.[a]	568,723	13,598,167
American Express Co.	2,132,129	202,275,078
Santander Consumer USA Holdings Inc.	13,998	272,121
SLM Corp.	337,855	2,807,575

		218,952,941
CONTAINERS & PACKAGING — 0.38%
AptarGroup Inc.	34,924	2,340,257
Avery Dennison Corp.	77,649	3,979,511
Ball Corp.	327,671	20,538,419
Crown Holdings Inc.[a]	325,769	16,210,266
Owens-Illinois Inc.[a]	233,180	8,077,355
Packaging Corp. of America	231,088	16,520,481
Sealed Air Corp.	507,512	17,341,685
Silgan Holdings Inc.	102,739	5,221,196

		90,229,170
DISTRIBUTORS — 0.20%
Genuine Parts Co.	337,923	29,669,639
LKQ Corp.[a]	709,488	18,936,235

		48,605,874
DIVERSIFIED CONSUMER SERVICES — 0.12%
H&R Block Inc.	644,518	21,604,243
Service Corp. International	390,466	8,090,456

		29,694,699
DIVERSIFIED FINANCIAL SERVICES — 0.56%
CBOE Holdings Inc.	202,089	9,944,799
Intercontinental Exchange Inc.	114,761	21,678,353

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Leucadia National Corp.	142,067	$3,724,997
McGraw Hill Financial Inc.	639,777	53,120,684
Moody’s Corp.	444,374	38,953,825
MSCI Inc. Class Aa	121,514	5,571,417

		132,994,075
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
CenturyLink Inc.	82,117	2,972,635
Level 3 Communications Inc.[a]	396,255	17,399,557
tw telecom Inc.[a,b]	324,181	13,067,736
Verizon Communications Inc.	9,732,016	476,187,543
Windstream Holdings Inc.[b]	1,325,834	13,205,307

		522,832,778
ELECTRIC UTILITIES — 0.05%
ITC Holdings Corp.	349,752	12,758,953

		12,758,953
ELECTRICAL EQUIPMENT — 0.74%
Acuity Brands Inc.	101,556	14,040,117
AMETEK Inc.	576,557	30,142,400
Emerson Electric Co.	1,232,084	81,761,094
Hubbell Inc. Class B	22,391	2,757,452
Rockwell Automation Inc.	325,402	40,727,314
Solarcity Corp.[a,b]	99,798	7,045,739

		176,474,116
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Amphenol Corp. Class A	369,334	35,581,638
Avnet Inc.	66,036	2,926,055
CDW Corp.	204,207	6,510,119
Corning Inc.	713,499	15,661,303
FLIR Systems Inc.	233,009	8,092,403
IPG Photonics Corp.[a,b]	78,210	5,380,848
National Instruments Corp.	233,709	7,569,834
Trimble Navigation Ltd.[a,b]	613,171	22,656,668
Zebra Technologies Corp. Class Aa	118,671	9,768,997

		114,147,865
ENERGY EQUIPMENT & SERVICES — 2.74%
Atwood Oceanics Inc.[a,b]	32,937	1,728,534
Baker Hughes Inc.	85,050	6,331,972
Cameron International Corp.[a,b]	306,670	20,764,626
Dresser-Rand Group Inc.[a]	179,776	11,457,124
Dril-Quip Inc.[a]	95,974	10,484,200
FMC Technologies Inc.[a]	552,775	33,757,969
Frank’s International NV	10,382	255,397
Halliburton Co.	1,984,952	140,951,442
Helmerich & Payne Inc.	153,735	17,850,171
Nabors Industries Ltd.	69,209	2,032,668
National Oilwell Varco Inc.	85,715	7,058,630
Oceaneering International Inc.	253,845	19,832,910
Patterson-UTI Energy Inc.	173,548	6,063,767
RPC Inc.	144,526	3,394,916
Schlumberger Ltd.	3,056,788	360,548,145
Seadrill Ltd.[b]	246,559	9,850,032
Superior Energy Services Inc.	25,028	904,512
Unit Corp.[a]	7,453	512,990

		653,780,005

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.70%
Costco Wholesale Corp.	973,925	$112,157,203
CVS Caremark Corp.	390,234	29,411,937
Kroger Co. (The)	1,197,648	59,199,741
Rite Aid Corp.[a]	1,533,785	10,997,238
Sprouts Farmers Market Inc.[a,b]	229,698	7,515,719
Sysco Corp.	515,236	19,295,588
Wal-Mart Stores Inc.	381,959	28,673,662
Walgreen Co.	1,686,773	125,040,482
Whole Foods Market Inc.	375,816	14,517,772

		406,809,342
FOOD PRODUCTS — 1.75%
Archer-Daniels-Midland Co.	150,748	6,649,494
Campbell Soup Co.	271,554	12,439,889
Flowers Foods Inc.	403,955	8,515,372
General Mills Inc.	1,444,296	75,883,312
Hain Celestial Group Inc.[a]	107,899	9,574,957
Hershey Co. (The)	351,412	34,216,987
Hillshire Brands Co. (The)	175,894	10,958,196
Hormel Foods Corp.	314,114	15,501,526
Ingredion Inc.	26,270	1,971,301
Kellogg Co.	550,507	36,168,310
Keurig Green Mountain Inc.[b]	332,402	41,420,613
Kraft Foods Group Inc.	1,399,195	83,881,740
McCormick & Co. Inc. NVS	306,726	21,958,514
Mead Johnson Nutrition Co. Class A	475,014	44,257,054
Pilgrim’s Pride Corp.[a]	19,636	537,241
Tyson Foods Inc. Class A	38,470	1,444,164
WhiteWave Foods Co. (The) Class Aa	408,689	13,229,263

		418,607,933
HEALTH CARE EQUIPMENT & SUPPLIES — 1.66%
Align Technology Inc.[a]	191,876	10,752,731
Baxter International Inc.	1,275,323	92,205,853
Becton, Dickinson and Co.	454,173	53,728,666
Boston Scientific Corp.[a]	295,335	3,771,428
C.R. Bard Inc.	179,233	25,632,111
Cooper Companies Inc. (The)	83,353	11,296,832
DENTSPLY International Inc.	103,646	4,907,638
Edwards Lifesciences Corp.[a]	247,951	21,284,114
Hill-Rom Holdings Inc.	9,010	374,005
Hologic Inc.[a,b]	182,972	4,638,340
IDEXX Laboratories Inc.[a,b]	120,587	16,106,806
Intuitive Surgical Inc.[a,b]	83,587	34,421,127
ResMed Inc.[b]	329,834	16,699,495
Sirona Dental Systems Inc.[a,b]	83,468	6,882,771
St. Jude Medical Inc.	430,218	29,792,597
Stryker Corp.	470,921	39,708,059
Varian Medical Systems Inc.[a,b]	244,330	20,313,596
Zimmer Holdings Inc.	29,584	3,072,594

		395,588,763
HEALTH CARE PROVIDERS & SERVICES — 1.67%
Aetna Inc.	250,330	20,296,756
AmerisourceBergen Corp.	530,812	38,568,800

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Brookdale Senior Living Inc.[a]	294,722	$9,826,032
Cardinal Health Inc.	64,766	4,440,357
Catamaran Corp.[a]	486,192	21,470,239
Centene Corp.[a]	135,571	10,250,523
Cigna Corp.	49,248	4,529,339
DaVita HealthCare Partners Inc.[a]	144,962	10,483,652
Envision Healthcare Holdings Inc.[a]	190,679	6,847,283
Express Scripts Holding Co.[a]	1,574,577	109,165,423
HCA Holdings Inc.[a]	72,889	4,109,482
Henry Schein Inc.[a,b]	200,638	23,809,711
Laboratory Corp. of America Holdings[a]	78,926	8,082,022
McKesson Corp.	541,945	100,915,578
MEDNAX Inc.[a,b]	154,257	8,970,045
Patterson Companies Inc.	17,967	709,876
Premier Inc.[a,b]	76,091	2,206,639
Tenet Healthcare Corp.[a,b]	229,524	10,773,857
Universal Health Services Inc. Class B	46,156	4,419,899

		399,875,513
HEALTH CARE TECHNOLOGY — 0.24%
Allscripts Healthcare Solutions Inc.[a]	157,352	2,525,500
athenahealth Inc.[a]	88,944	11,129,563
Cerner Corp.[a,b]	700,304	36,121,680
IMS Health Holdings Inc.[a]	175,689	4,511,694
Veeva Systems Inc.[a,b]	88,930	2,263,268

		56,551,705
HOTELS, RESTAURANTS & LEISURE — 3.16%
Aramark	91,865	2,377,466
Bally Technologies Inc.[a,b]	92,314	6,066,876
Brinker International Inc.	152,662	7,427,006
Burger King Worldwide Inc.	248,402	6,761,502
Chipotle Mexican Grill Inc.[a,b]	73,058	43,287,596
Choice Hotels International Inc.	5,648	266,077
Domino’s Pizza Inc.	130,753	9,556,737
Dunkin’ Brands Group Inc.	249,954	11,450,393
Hilton Worldwide Holdings Inc.[a]	317,980	7,408,934
Hyatt Hotels Corp. Class Aa	5,361	326,914
Las Vegas Sands Corp.	883,835	67,365,904
Marriott International Inc. Class A	455,110	29,172,551
McDonald’s Corp.	2,323,169	234,036,045
MGM Resorts International[a]	74,502	1,966,853
Norwegian Cruise Line Holdings Ltd.[a,b]	197,458	6,259,419
Panera Bread Co. Class Aa,b	57,566	8,625,114
SeaWorld Entertainment Inc.	159,982	4,532,290
Six Flags Entertainment Corp.	171,275	7,287,751
Starbucks Corp.	1,769,374	136,914,160
Starwood Hotels & Resorts Worldwide Inc.	202,620	16,375,748
Wyndham Worldwide Corp.	299,219	22,656,863
Wynn Resorts Ltd.	190,472	39,534,368
Yum! Brands Inc.	1,037,418	84,238,342

		753,894,909
HOUSEHOLD DURABLES — 0.32%
D.R. Horton Inc.	62,171	1,528,163
Harman International Industries Inc.	160,059	17,195,138
Jarden Corp.[a]	92,790	5,507,086
Leggett & Platt Inc.	160,999	5,519,046
Lennar Corp. Class A	25,507	1,070,784
Newell Rubbermaid Inc.	385,659	11,951,572

Security	Shares	Value

NVR Inc.[a,b]	10,391	$11,955,885
Tempur Sealy International Inc.[a]	142,898	8,531,011
Tupperware Brands Corp.	118,586	9,925,648
Whirlpool Corp.	16,809	2,340,149

		75,524,482
HOUSEHOLD PRODUCTS — 1.22%
Church & Dwight Co. Inc.	319,445	22,345,178
Clorox Co. (The)[b]	250,551	22,900,361
Colgate-Palmolive Co.	1,923,455	131,141,162
Kimberly-Clark Corp.	734,169	81,654,276
Procter & Gamble Co. (The)	362,522	28,490,604
Spectrum Brands Holdings Inc.	49,899	4,292,811

		290,824,392
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Calpine Corp.[a]	141,304	3,364,448

		3,364,448
INDUSTRIAL CONGLOMERATES — 1.10%
3M Co.	1,537,810	220,275,904
Danaher Corp.	335,589	26,420,922
Roper Industries Inc.	106,244	15,512,687

		262,209,513
INSURANCE — 0.50%
American Financial Group Inc.	28,107	1,674,053
Aon PLC	535,539	48,246,709
Arthur J. Gallagher & Co.	348,423	16,236,512
Brown & Brown Inc.	16,445	505,026
Erie Indemnity Co. Class A	57,444	4,323,235
Marsh & McLennan Companies Inc.	870,661	45,117,653
Reinsurance Group of America Inc.	45,137	3,561,309

		119,664,497
INTERNET & CATALOG RETAIL — 2.46%
Amazon.com Inc.[a]	883,020	286,787,236
Expedia Inc.	237,792	18,728,498
Groupon Inc.[a,b]	1,130,776	7,485,737
HomeAway Inc.[a]	203,310	7,079,254
Liberty Interactive Corp. Series Aa,b	576,810	16,935,142
Liberty Ventures Series Aa	173,191	12,781,496
Netflix Inc.[a,b]	140,902	62,081,421
Priceline Group Inc/The[a]	121,233	145,843,299
TripAdvisor Inc.[a]	261,787	28,445,775
zulily Inc.[a]	31,094	1,273,299

		587,441,157
INTERNET SOFTWARE & SERVICES — 6.04%
Akamai Technologies Inc.[a,b]	418,374	25,545,916
CoStar Group Inc.[a]	67,617	10,694,981
eBay Inc.[a]	2,978,750	149,116,225
Equinix Inc.[a,b]	118,027	24,796,292
Facebook Inc. Class Aa	4,640,833	312,281,652
Google Inc. Class Aa	659,640	385,671,719
Google Inc. Class Ca	667,531	384,017,234
IAC/InterActiveCorp	72,090	4,990,791

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

LinkedIn Corp. Class Aa,b	245,187	$42,042,215
Pandora Media Inc.[a,b]	482,890	14,245,255
Rackspace Hosting Inc.[a,b]	275,694	9,279,860
Twitter Inc.[a,b]	1,126,145	46,138,161
VeriSign Inc.[a,b]	283,314	13,828,556
Yelp Inc.[a]	119,460	9,160,193
Zillow Inc. Class Aa	73,055	10,441,751

		1,442,250,801
IT SERVICES — 5.70%
Accenture PLC Class A	1,486,798	120,192,750
Alliance Data Systems Corp.[a]	127,409	35,833,781
Automatic Data Processing Inc.	1,133,129	89,834,467
Booz Allen Hamilton Holding Corp.	163,237	3,467,154
Broadridge Financial Solutions Inc.	283,051	11,786,244
Cognizant Technology Solutions Corp. Class Aa,b	1,430,103	69,946,338
Computer Sciences Corp.	20,771	1,312,727
DST Systems Inc.	57,794	5,326,873
Fidelity National Information Services Inc.	83,876	4,591,372
Fiserv Inc.[a,b]	585,785	35,334,551
FleetCor Technologies Inc.[a]	194,922	25,690,720
Gartner Inc.[a]	212,062	14,954,612
Genpact Ltd.[a]	41,346	724,795
Global Payments Inc.	168,795	12,296,716
International Business Machines Corp.	2,223,073	402,976,443
Jack Henry & Associates Inc.	198,736	11,810,880
MasterCard Inc. Class A	2,362,925	173,604,100
Paychex Inc.	681,652	28,329,457
Sabre Corp.[a]	106,229	2,129,891
Teradata Corp.[a,b]	292,451	11,756,530
Total System Services Inc.	304,589	9,567,141
Vantiv Inc. Class Aa	292,792	9,843,667
VeriFone Systems Inc.[a]	261,999	9,628,463
Visa Inc. Class A	1,178,566	248,335,642
Western Union Co.	1,266,681	21,964,249

		1,361,239,563
LEISURE EQUIPMENT & PRODUCTS — 0.18%
Hasbro Inc.	229,299	12,164,312
Mattel Inc.	288,649	11,248,651
Polaris Industries Inc.	154,862	20,169,227

		43,582,190
LIFE SCIENCES TOOLS & SERVICES — 0.72%
Agilent Technologies Inc.	112,845	6,481,817
Bruker Corp.[a,b]	258,826	6,281,707
Charles River Laboratories International Inc.[a,b]	53,769	2,877,717
Covance Inc.[a,b]	122,127	10,451,629
Illumina Inc.[a,b]	301,788	53,881,230
Mettler-Toledo International Inc.[a,b]	68,678	17,387,896
PerkinElmer Inc.	50,296	2,355,865
Quintiles Transnational Holdings Inc.[a,b]	62,587	3,335,261
TECHNE Corp.	42,257	3,911,730
Thermo Fisher Scientific Inc.	377,877	44,589,486
Waters Corp.[a,b]	199,285	20,813,325

		172,367,663
MACHINERY — 2.18%
Allison Transmission Holdings Inc.	317,343	9,869,367

Security	Shares	Value

Caterpillar Inc.	311,042	$33,800,934
Colfax Corp.[a,b]	224,095	16,704,041
Crane Co.	41,785	3,107,133
Cummins Inc.	432,205	66,684,909
Deere & Co.	188,112	17,033,542
Donaldson Co. Inc.	306,862	12,986,400
Dover Corp.	288,790	26,265,451
Flowserve Corp.	322,782	23,998,842
Graco Inc.	142,471	11,124,136
IDEX Corp.	174,896	14,121,103
Illinois Tool Works Inc.	802,725	70,286,601
Ingersoll-Rand PLC	54,011	3,376,228
ITT Corp.	48,492	2,332,465
Lincoln Electric Holdings Inc.	64,456	4,504,185
Manitowoc Co. Inc. (The)	317,688	10,439,228
Middleby Corp. (The)[a]	134,609	11,134,857
Navistar International Corp.[a,b]	20,703	775,948
Nordson Corp.	151,251	12,128,818
PACCAR Inc.	763,647	47,979,941
Pall Corp.	258,016	22,031,986
Parker Hannifin Corp.	186,583	23,459,081
Pentair PLC	31,392	2,263,991
Snap-on Inc.	19,164	2,271,317
Stanley Black & Decker Inc.	41,081	3,607,733
Timken Co. (The)	12,448	844,472
Toro Co. (The)	132,566	8,431,198
Trinity Industries Inc.	278,911	12,193,989
Valmont Industries Inc.	4,107	624,059
WABCO Holdings Inc.[a]	133,181	14,226,394
Wabtec Corp.	226,692	18,722,492
Xylem Inc.	313,168	12,238,605

		519,569,446
MARINE — 0.07%
Kirby Corp.[a]	133,937	15,689,380

		15,689,380
MEDIA — 5.51%
AMC Networks Inc. Class Aa,b	140,279	8,625,756
Cablevision NY Group Class Ab	459,591	8,111,781
CBS Corp. Class B NVS[b]	1,210,165	75,199,653
CBS Outdoor Americas Inc.	3,797	124,086
Charter Communications Inc. Class Aa	186,501	29,538,028
Cinemark Holdings Inc.	271,197	9,589,526
Clear Channel Outdoor Holdings Inc. Class A	45,883	375,323
Comcast Corp. Class A	5,570,817	299,041,457
DIRECTV[a]	1,099,389	93,459,059
Discovery Communications Inc. Series Aa	539,472	40,071,980
DISH Network Corp. Class Aa	367,425	23,912,019
Interpublic Group of Companies Inc. (The)	995,754	19,427,161
Lamar Advertising Co. Class A	186,720	9,896,160
Lions Gate Entertainment Corp.	188,678	5,392,417
Live Nation Entertainment Inc.[a]	172,533	4,259,840
Morningstar Inc.	45,428	3,262,185
Omnicom Group Inc.	607,439	43,261,806
Regal Entertainment Group Class A	48,842	1,030,566
Scripps Networks Interactive Inc. Class A	248,331	20,149,577
Sirius XM Holdings Inc.[a]	6,482,190	22,428,377
Starz Series Aa,b	192,912	5,746,848
Time Warner Cable Inc.	654,849	96,459,258
Twenty-First Century Fox Inc. Class A	3,298,683	115,948,707

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Viacom Inc. Class B NVS	1,010,245	$87,618,549
Walt Disney Co. (The)	3,411,091	292,466,942

		1,315,397,061
METALS & MINING — 0.08%
Carpenter Technology Corp.	7,608	481,206
Compass Minerals International Inc.	78,816	7,545,844
Southern Copper Corp.	342,711	10,408,133
Tahoe Resources Inc.[a]	30,962	811,204

		19,246,387
MULTI-UTILITIES — 0.02%
Dominion Resources Inc.	83,388	5,963,910

		5,963,910
MULTILINE RETAIL — 0.63%
Big Lots Inc.[a]	40,595	1,855,192
Dillard’s Inc. Class A	40,802	4,757,921
Dollar General Corp.[a]	554,436	31,802,449
Dollar Tree Inc.[a]	486,098	26,472,897
Family Dollar Stores Inc.	212,034	14,023,929
Kohl’s Corp.	26,958	1,420,147
Macy’s Inc.	656,488	38,089,434
Nordstrom Inc.	325,856	22,135,398
Sears Holdings Corp.[a]	48,872	1,952,925
Target Corp.	150,436	8,717,766

		151,228,058
OIL, GAS & CONSUMABLE FUELS — 3.60%
Anadarko Petroleum Corp.	86,657	9,486,342
Antero Resources Corp.[a,b]	124,650	8,180,780
Athlon Energy Inc.[a]	120,397	5,742,937
Cabot Oil & Gas Corp.	980,798	33,484,444
Cheniere Energy Inc.[a]	559,161	40,091,844
Chesapeake Energy Corp.	284,718	8,849,035
Cimarex Energy Co.	24,751	3,550,779
Cobalt International Energy Inc.[a,b]	749,355	13,750,664
Concho Resources Inc.[a]	264,892	38,276,894
Continental Resources Inc.[a]	101,108	15,979,108
CVR Energy Inc.	15,137	729,452
EOG Resources Inc.	1,284,505	150,107,254
EQT Corp.	323,150	34,544,735
Gulfport Energy Corp.[a]	162,438	10,201,106
HollyFrontier Corp.	85,454	3,733,485
Kinder Morgan Inc.	426,116	15,450,966
Kosmos Energy Ltd.[a,b]	248,364	2,789,128
Laredo Petroleum Inc.[a,b]	160,395	4,969,037
Marathon Petroleum Corp.	440,297	34,373,987
Noble Energy Inc.	604,539	46,827,591
Oasis Petroleum Inc.[a,b]	237,799	13,290,586
ONEOK Inc.	258,943	17,628,839
PBF Energy Inc.	50,996	1,359,043
Phillips 66	545,282	43,857,031
Pioneer Natural Resources Co.	336,216	77,265,799
QEP Resources Inc.	53,748	1,854,306
Range Resources Corp.	385,180	33,491,401
SM Energy Co.	157,612	13,255,169
Southwestern Energy Co.[a]	829,859	37,750,286
Targa Resources Corp.	88,714	12,381,813

Security	Shares	Value

Teekay Corp.	49,086	$3,055,604
Tesoro Corp.	130,703	7,668,345
Ultra Petroleum Corp.[a]	107,620	3,195,238
Valero Energy Corp.	299,759	15,017,926
Whiting Petroleum Corp.[a]	28,795	2,310,799
Williams Companies Inc. (The)	1,611,236	93,790,048
World Fuel Services Corp.	37,387	1,840,562

		860,132,363
PAPER & FOREST PRODUCTS — 0.03%
International Paper Co.	157,812	7,964,772

		7,964,772
PERSONAL PRODUCTS — 0.30%
Avon Products Inc.	416,614	6,086,730
Coty Inc. Class A	130,290	2,231,867
Estee Lauder Companies Inc. (The) Class A	539,022	40,027,774
Herbalife Ltd.[b]	191,181	12,338,822
Nu Skin Enterprises Inc. Class A	138,556	10,247,602

		70,932,795
PHARMACEUTICALS — 3.71%
AbbVie Inc.	3,737,278	210,931,970
Actavis PLC[a]	410,046	91,460,760
Allergan Inc.	699,374	118,348,068
Bristol-Myers Squibb Co.	1,390,518	67,454,028
Endo International PLC[a]	357,881	25,058,828
Forest Laboratories Inc.[a]	565,092	55,944,108
Jazz Pharmaceuticals PLC[a,b]	139,596	20,522,008
Johnson & Johnson	1,043,969	109,220,037
Mallinckrodt PLC[a]	63,841	5,108,557
Merck & Co. Inc.	961,619	55,629,659
Mylan Inc.[a,b]	878,412	45,290,923
Perrigo Co. PLC	71,073	10,359,600
Questcor Pharmaceuticals Inc.	143,318	13,255,482
Salix Pharmaceuticals Ltd.[a]	149,034	18,383,344
Zoetis Inc.	1,177,589	38,000,797

		884,968,169
PROFESSIONAL SERVICES — 0.42%
Dun & Bradstreet Corp. (The)	31,058	3,422,592
Equifax Inc.	153,449	11,131,190
IHS Inc. Class Aa,b	159,949	21,700,281
Nielsen NV	494,798	23,953,171
Robert Half International Inc.	323,146	15,426,990
Verisk Analytics Inc. Class Aa	391,084	23,472,862

		99,107,086
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.78%
American Tower Corp.	930,157	83,695,527
Apartment Investment and Management Co. Class Ab	194,361	6,272,029
Boston Properties Inc.	43,161	5,100,767
Columbia Property Trust Inc.	44,054	1,145,845
Crown Castle International Corp.	784,547	58,260,460
Equity Lifestyle Properties, Inc.	141,794	6,261,623
Extra Space Storage Inc.[b]	272,510	14,511,158
Federal Realty Investment Trust	104,990	12,695,391
Gaming and Leisure Properties Inc.	33,101	1,124,441

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Health Care REIT Inc.	383,384	$24,026,675
Healthcare Trust of America Inc. Class A	66,931	805,849
NorthStar Realty Finance Corp.	184,665	3,209,478
Omega Healthcare Investors Inc.[b]	97,170	3,581,686
Plum Creek Timber Co. Inc.[b]	200,628	9,048,323
Public Storage	311,554	53,384,778
Rayonier Inc.	35,337	1,256,230
Simon Property Group Inc.	544,709	90,574,213
Tanger Factory Outlet Centers Inc.[b]	133,580	4,671,293
Taubman Centers Inc.	138,878	10,528,341
Ventas Inc.	307,359	19,701,712
Vornado Realty Trust[b]	99,110	10,578,010
Weyerhaeuser Co.[b]	144,370	4,777,203

		425,211,032
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
CBRE Group Inc. Class Aa	658,467	21,097,283
Howard Hughes Corp. (The)[a]	44,336	6,997,551
Jones Lang LaSalle Inc.	27,963	3,534,243
Realogy Holdings Corp.[a,b]	148,708	5,607,779

		37,236,856
ROAD & RAIL — 1.40%
AMERCO	9,701	2,820,663
Avis Budget Group Inc.[a]	247,723	14,786,586
Genesee & Wyoming Inc. Class Aa,b	56,432	5,925,360
Hertz Global Holdings Inc.[a]	1,052,252	29,494,624
J.B. Hunt Transport Services Inc.	216,266	15,956,105
Kansas City Southern Industries Inc.	200,185	21,521,889
Landstar System Inc.	105,657	6,762,048
Norfolk Southern Corp.	154,287	15,896,190
Old Dominion Freight Line Inc.[a]	147,836	9,414,196
Union Pacific Corp.	2,129,043	212,372,039

		334,949,700
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.24%
Advanced Micro Devices Inc.[a,b]	1,451,583	6,082,133
Altera Corp.	275,363	9,571,618
Analog Devices Inc.	336,693	18,204,991
Applied Materials Inc.	1,911,394	43,101,935
Atmel Corp.[a]	989,414	9,270,809
Avago Technologies Ltd.	587,199	42,319,432
Cree Inc.[a,b]	157,061	7,845,197
Freescale Semiconductor Ltd.[a,b]	227,986	5,357,671
Intel Corp.	994,519	30,730,637
KLA-Tencor Corp.	355,463	25,820,832
Lam Research Corp.	101,361	6,849,976
Linear Technology Corp.	555,997	26,170,779
Maxim Integrated Products Inc.	610,001	20,624,134
Microchip Technology Inc.[b]	470,764	22,977,991
Micron Technology Inc.[a]	2,206,365	72,699,727
NVIDIA Corp.	215,075	3,987,490
ON Semiconductor Corp.[a]	531,723	4,859,948
Skyworks Solutions Inc.	445,616	20,926,127
SunEdison Inc.[a]	201,424	4,552,182
SunPower Corp.[a]	9,790	401,194
Teradyne Inc.	50,223	984,371
Texas Instruments Inc.	2,536,896	121,238,260

Security	Shares	Value

Xilinx Inc.	630,602	$29,833,781

		534,411,215
SOFTWARE — 5.71%
Activision Blizzard Inc.	768,501	17,137,572
Adobe Systems Inc.[a]	1,169,861	84,651,142
ANSYS Inc.[a]	50,312	3,814,656
Autodesk Inc.[a]	421,849	23,783,847
Cadence Design Systems Inc.[a,b]	680,468	11,901,385
Citrix Systems Inc.[a]	348,554	21,802,053
Concur Technologies Inc.[a,b]	112,060	10,459,680
Electronic Arts Inc.[a,b]	566,299	20,313,145
FactSet Research Systems Inc.	99,516	11,969,785
FireEye Inc.[a,b]	163,392	6,625,546
Fortinet Inc.[a]	322,124	8,094,976
Informatica Corp.[a]	232,248	8,279,641
Intuit Inc.	667,245	53,733,240
MICROS Systems Inc.[a]	130,135	8,836,167
Microsoft Corp.	12,559,948	523,749,832
NetSuite Inc.[a,b]	97,623	8,481,486
Oracle Corp.	7,719,876	312,886,574
PTC Inc.[a]	278,801	10,817,479
Red Hat Inc.[a]	445,034	24,597,029
Salesforce.com Inc.[a,b]	1,443,141	83,817,629
ServiceNow Inc.[a,b]	338,595	20,979,346
SolarWinds Inc.[a,b]	154,416	5,969,723
Solera Holdings Inc.	161,708	10,858,692
Splunk Inc.[a,b]	277,854	15,373,662
Tableau Software Inc. Class Aa,b	89,543	6,387,102
TIBCO Software Inc.[a]	383,209	7,729,326
VMware Inc. Class Aa,b	205,940	19,937,051
Workday Inc. Class Aa,b	220,126	19,780,522

		1,362,768,288
SPECIALTY RETAIL — 3.46%
Aaron’s Inc.	27,473	979,138
Abercrombie & Fitch Co. Class A	24,631	1,065,291
Advance Auto Parts Inc.	171,474	23,135,272
AutoNation Inc.[a,b]	170,972	10,203,609
AutoZone Inc.[a]	76,655	41,105,477
Bed Bath & Beyond Inc.[a,b]	202,836	11,638,730
Best Buy Co. Inc.	201,816	6,258,314
Cabela’s Inc.[a,b]	13,639	851,074
CarMax Inc.[a,b]	356,984	18,566,738
Chico’s FAS Inc.	158,477	2,687,770
CST Brands Inc.	151,613	5,230,649
Dick’s Sporting Goods Inc.	39,261	1,827,992
Foot Locker Inc.	49,692	2,520,378
GameStop Corp. Class A	14,005	566,782
Gap Inc. (The)	621,909	25,852,757
GNC Holdings Inc. Class A	213,978	7,296,650
Home Depot Inc. (The)	3,214,434	260,240,577
L Brands Inc.	203,949	11,963,648
Lowe’s Companies Inc.	2,394,522	114,913,111
Murphy USA Inc.[a]	51,101	2,498,328
O’Reilly Automotive Inc.[a]	249,325	37,548,345
Penske Automotive Group Inc.	44,467	2,201,117
PetSmart Inc.	233,178	13,944,044
Ross Stores Inc.	499,256	33,015,799
Sally Beauty Holdings Inc.[a]	281,968	7,071,758
Signet Jewelers Ltd.	129,536	14,325,386

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Tiffany & Co.	265,112	$26,577,478
TJX Companies Inc. (The)	1,646,009	87,485,378
Tractor Supply Co.	325,513	19,660,985
Ulta Salon, Cosmetics & Fragrance Inc.[a,b]	151,169	13,818,358
Urban Outfitters Inc.[a,b]	181,584	6,148,434
Williams-Sonoma Inc.	221,232	15,880,033

		827,079,400
TEXTILES, APPAREL & LUXURY GOODS — 1.53%
Carter’s Inc.	126,199	8,698,897
Coach Inc.	644,413	22,032,480
Deckers Outdoor Corp.[a]	81,382	7,025,708
Fossil Group Inc.[a]	109,555	11,450,689
Hanesbrands Inc.	234,047	23,039,587
Kate Spade & Co.[a]	297,437	11,344,247
Michael Kors Holdings Ltd.[a,b]	480,166	42,566,716
Nike Inc. Class B	1,641,733	127,316,394
PVH Corp.	169,398	19,751,807
Ralph Lauren Corp.	104,370	16,771,215
Under Armour Inc. Class Aa,b	406,594	24,188,277
VF Corp.	810,857	51,083,991

		365,270,008
THRIFTS & MORTGAGE FINANCE — 0.05%
Nationstar Mortgage Holdings Inc.[a,b]	45,681	1,658,220
Ocwen Financial Corp.[a,b]	250,039	9,276,447

		10,934,667
TOBACCO — 1.90%
Altria Group Inc.	4,416,837	185,242,144
Lorillard Inc.	852,107	51,952,964
Philip Morris International Inc.	2,170,065	182,958,180
Reynolds American Inc.	547,856	33,063,109

		453,216,397
TRADING COMPANIES & DISTRIBUTORS — 0.48%
Air Lease Corp.	15,330	591,431
Fastenal Co.	697,536	34,521,057
HD Supply Holdings Inc.[a]	249,348	7,078,990
MRC Global Inc.[a,b]	108,547	3,070,794
MSC Industrial Direct Co. Inc. Class A	111,464	10,660,417
NOW Inc.[a]	21,428	775,908
United Rentals Inc.[a,b]	228,627	23,944,106
W.W. Grainger Inc.	137,009	34,837,278

		115,479,981
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
SBA Communications Corp. Class A(a)(b)	302,749	30,971,223

		30,971,223

TOTAL COMMON STOCKS (Cost: $17,208,642,751)		23,805,733,319

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.56%

MONEY MARKET FUNDS — 3.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	746,103,179	$746,103,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	45,868,849	45,868,849
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	56,727,275	56,727,275

		848,699,303

TOTAL SHORT-TERM INVESTMENTS (Cost: $848,699,303)		848,699,303

TOTAL INVESTMENTS IN SECURITIES — 103.26% (Cost: $18,057,342,054)		24,654,432,622
Other Assets, Less Liabilities — (3.26)%		(777,460,327)

NET ASSETS — 100.00%		$23,876,972,295

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

215

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.63%

AEROSPACE & DEFENSE — 2.17%
Alliant Techsystems Inc.	73,616	$9,858,655
Exelis Inc.	438,044	7,437,987
General Dynamics Corp.	706,694	82,365,186
Huntington Ingalls Industries Inc.	17,588	1,663,649
L-3 Communications Holdings Inc.	199,267	24,061,490
Northrop Grumman Corp.	494,828	59,196,274
Raytheon Co.	722,957	66,692,783
Rockwell Collins Inc.	36,945	2,886,882
Spirit AeroSystems Holdings Inc. Class Aa	19,212	647,444
Textron Inc.	645,038	24,698,505
Triumph Group Inc.	92,195	6,437,055
United Technologies Corp.	1,881,144	217,178,075

		503,123,985
AIR FREIGHT & LOGISTICS — 0.25%
FedEx Corp.	389,247	58,924,211

		58,924,211
AIRLINES — 0.35%
Alaska Air Group Inc.	13,592	1,291,920
Copa Holdings SA Class A	16,576	2,363,240
Delta Air Lines Inc.	1,857,520	71,923,174
Southwest Airlines Co.	175,858	4,723,546

		80,301,880
AUTO COMPONENTS — 0.42%
Gentex Corp.	138,578	4,031,234
Johnson Controls Inc.	1,124,973	56,169,902
Lear Corp.	37,389	3,339,585
TRW Automotive Holdings Corp.[a]	255,949	22,912,555
Visteon Corp.[a]	111,890	10,854,449

		97,307,725
AUTOMOBILES — 1.25%
Ford Motor Co.	8,973,937	154,710,674
General Motors Co.	3,705,908	134,524,460

		289,235,134
BEVERAGES — 0.11%
Constellation Brands Inc. Class Aa	25,209	2,221,669
Molson Coors Brewing Co. Class B NVS	314,096	23,293,360

		25,515,029
BIOTECHNOLOGY — 0.07%
Alkermes PLC[a]	48,088	2,420,269
Alnylam Pharmaceuticals Inc.[a]	23,332	1,473,882
Amgen Inc.	90,966	10,767,645
Cubist Pharmaceuticals Inc.[a]	9,047	631,662

Security	Shares	Value

Myriad Genetics Inc.[a]	21,267	$827,712

		16,121,170
BUILDING PRODUCTS — 0.10%
A.O. Smith Corp.	95,691	4,744,360
Fortune Brands Home & Security Inc.	223,325	8,917,367
Owens Corning	272,104	10,524,983

		24,186,710
CAPITAL MARKETS — 3.11%
Ameriprise Financial Inc.	285,206	34,224,720
Bank of New York Mellon Corp. (The)	2,635,200	98,767,296
BlackRock Inc.[b]	182,067	58,188,613
Charles Schwab Corp. (The)	2,169,093	58,413,675
E*TRADE Financial Corp.[a]	666,749	14,175,084
Federated Investors Inc. Class B	57,237	1,769,768
Franklin Resources Inc.	167,780	9,704,395
Goldman Sachs Group Inc. (The)	1,033,344	173,023,119
Invesco Ltd.	846,868	31,969,267
Legg Mason Inc.	145,868	7,484,487
Morgan Stanley	3,544,315	114,587,704
Northern Trust Corp.	546,466	35,088,582
Raymond James Financial Inc.	288,536	14,637,431
SEI Investments Co.	19,344	633,903
State Street Corp.	994,629	66,898,747
TD Ameritrade Holding Corp.	77,646	2,434,202

		722,000,993
CHEMICALS — 1.57%
Air Products and Chemicals Inc.	490,530	63,091,968
Albemarle Corp.	109,004	7,793,786
Ashland Inc.	180,087	19,582,660
Cabot Corp.	139,331	8,079,805
Celanese Corp. Series A	329,343	21,170,168
CF Industries Holdings Inc.	120,331	28,943,215
Cytec Industries Inc.	72,916	7,686,805
Dow Chemical Co. (The)	2,337,187	120,271,643
E.I. du Pont de Nemours and Co.	118,839	7,776,824
Eastman Chemical Co.	31,245	2,729,251
Huntsman Corp.	138,874	3,902,359
Mosaic Co. (The)	773,280	38,238,696
Rayonier Advanced Materials Inc.	85,822	3,325,590
Rockwood Holdings Inc.	156,940	11,925,871
RPM International Inc.	22,477	1,037,988
Sigma-Aldrich Corp.	148,297	15,049,179
W.R. Grace & Co.[a]	24,320	2,298,970
Westlake Chemical Corp.	14,035	1,175,572

		364,080,350
COMMERCIAL BANKS — 10.97%
Associated Banc-Corp.	368,470	6,661,938
Bank of America Corp.	24,299,827	373,488,341
Bank of Hawaii Corp.	102,670	6,025,702
BankUnited Inc.	234,888	7,864,050
BB&T Corp.	1,660,319	65,466,378
BOK Financial Corp.	62,873	4,187,342
CIT Group Inc.	447,010	20,455,178
Citigroup Inc.	7,019,783	330,631,779
City National Corp.	109,986	8,332,539

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

Comerica Inc.[c]	419,816	$21,057,971
Commerce Bancshares Inc.	187,997	8,741,861
Cullen/Frost Bankers Inc.	122,358	9,717,672
East West Bancorp Inc.	331,351	11,593,971
Fifth Third Bancorp	1,965,385	41,960,970
First Horizon National Corp.	546,708	6,483,957
First Niagara Financial Group Inc.	821,407	7,179,097
First Republic Bank	318,002	17,486,930
Fulton Financial Corp.	436,674	5,410,391
Huntington Bancshares Inc.	1,912,834	18,248,436
J.P. Morgan Chase & Co.	8,745,801	503,933,054
KeyCorp	2,041,152	29,249,708
M&T Bank Corp.	303,848	37,692,344
PacWest Bancorp	235,498	10,166,449
PNC Financial Services Group Inc. (The)[b]	1,234,277	109,912,367
Popular Inc.[a]	239,115	8,172,951
Regions Financial Corp.	3,186,641	33,842,127
Signature Bank[a]	8,028	1,012,973
SunTrust Banks Inc.	1,231,306	49,326,118
SVB Financial Group[a]	106,376	12,405,569
Synovus Financial Corp.	321,163	7,829,954
TCF Financial Corp.	385,048	6,303,236
U.S. Bancorp	3,969,580	171,962,206
Wells Fargo & Co.	11,035,614	580,031,872
Zions Bancorp	427,260	12,591,352

		2,545,426,783
COMMERCIAL SERVICES & SUPPLIES — 0.52%
ADT Corp. (The)[c]	402,652	14,068,661
Cintas Corp.	46,494	2,954,229
Clean Harbors Inc.[a]	37,070	2,381,747
Covanta Holding Corp.	147,652	3,043,108
Iron Mountain Inc.	42,491	1,506,306
KAR Auction Services Inc.	193,185	6,156,806
Pitney Bowes Inc.	254,269	7,022,910
R.R. Donnelley & Sons Co.	415,578	7,048,203
Republic Services Inc.	613,685	23,301,619
Tyco International Ltd.	115,118	5,249,381
Waste Connections Inc.	112,565	5,465,031
Waste Management Inc.	964,607	43,146,871

		121,344,872
COMMUNICATIONS EQUIPMENT — 1.62%
Brocade Communications Systems Inc.	1,005,689	9,252,339
Cisco Systems Inc.	11,837,629	294,165,081
EchoStar Corp. Class Aa,c	75,160	3,978,970
Harris Corp.	195,650	14,820,487
JDS Uniphase Corp.[a,c]	534,442	6,664,492
Juniper Networks Inc.[a]	857,214	21,036,032
Motorola Solutions Inc.	402,090	26,767,131

		376,684,532
COMPUTERS & PERIPHERALS — 1.63%
EMC Corp.	4,262,585	112,276,489
Hewlett-Packard Co.	4,379,289	147,494,453
Lexmark International Inc. Class A	142,998	6,886,784
NCR Corp.[a]	350,741	12,307,502
NetApp Inc.	489,167	17,864,379
SanDisk Corp.	274,436	28,659,351
Stratasys Ltd.[a,c]	49,297	5,601,618
Western Digital Corp.	514,410	47,480,043

		378,570,619

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.27%
AECOM Technology Corp.[a]	229,349	$7,385,038
Fluor Corp.	143,054	11,000,852
Jacobs Engineering Group Inc.[a]	305,639	16,284,446
KBR Inc.	340,132	8,112,148
Quanta Services Inc.[a]	373,896	12,929,324
URS Corp.	159,366	7,306,931

		63,018,739
CONSTRUCTION MATERIALS — 0.08%
Vulcan Materials Co.	302,260	19,269,075

		19,269,075
CONSUMER FINANCE — 0.88%
Ally Financial Inc.[a]	65,597	1,568,424
Capital One Financial Corp.	1,320,820	109,099,732
Discover Financial Services	1,077,477	66,782,025
Navient Corp.	976,875	17,300,456
Santander Consumer USA Holdings Inc.	188,635	3,667,064
SLM Corp.	644,803	5,358,313

		203,776,014
CONTAINERS & PACKAGING — 0.34%
AptarGroup Inc.	116,918	7,834,675
Avery Dennison Corp.	143,662	7,362,677
Bemis Co. Inc.	233,053	9,475,935
Greif Inc. Class A	73,369	4,003,013
MeadWestvaco Corp.	387,906	17,168,720
Owens-Illinois Inc.[a,c]	152,200	5,272,208
Rock-Tenn Co. Class A	165,852	17,512,313
Sonoco Products Co.	235,826	10,359,836

		78,989,377
DISTRIBUTORS — 0.01%
Genuine Parts Co.	22,715	1,994,377

		1,994,377
DIVERSIFIED CONSUMER SERVICES — 0.10%
Apollo Education Group Inc.[a]	223,995	6,999,844
DeVry Education Group Inc.	146,728	6,212,464
Graham Holdings Co. Class B	10,283	7,384,325
Service Corp. International	109,542	2,269,710

		22,866,343
DIVERSIFIED FINANCIAL SERVICES — 2.88%
Berkshire Hathaway Inc. Class Ba	4,229,298	535,259,955
CME Group Inc.	736,718	52,270,142
Interactive Brokers Group Inc. Class A	124,632	2,902,679
Intercontinental Exchange Inc.	153,279	28,954,403
Leucadia National Corp.	712,015	18,669,033
MSCI Inc. Class Aa	150,215	6,887,358
NASDAQ OMX Group Inc. (The)	269,973	10,426,357
Voya Financial Inc.	332,331	12,076,909

		667,446,836

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.09%
AT&T Inc.	11,994,347	$424,120,110
CenturyLink Inc.	1,242,784	44,988,781
Frontier Communications Corp.	2,316,096	13,526,000
Level 3 Communications Inc.[a]	26,637	1,169,631
Windstream Holdings Inc.	89,128	887,715

		484,692,237
ELECTRIC UTILITIES — 3.30%
American Electric Power Co. Inc.	1,127,873	62,901,477
Duke Energy Corp.	1,634,299	121,248,643
Edison International	752,891	43,750,496
Entergy Corp.	414,520	34,027,947
Exelon Corp.	1,984,354	72,389,234
FirstEnergy Corp.	970,335	33,690,031
Great Plains Energy Inc.	355,943	9,564,188
Hawaiian Electric Industries Inc.[c]	234,498	5,937,489
ITC Holdings Corp.	20,398	744,119
NextEra Energy Inc.	1,007,794	103,278,729
Northeast Utilities	730,185	34,515,845
OGE Energy Corp.	460,175	17,983,639
Pepco Holdings Inc.	580,074	15,940,434
Pinnacle West Capital Corp.	255,015	14,750,068
PPL Corp.	1,459,848	51,868,399
Southern Co. (The)	2,060,055	93,485,296
Westar Energy Inc.	297,858	11,375,197
Xcel Energy Inc.	1,159,964	37,385,640

		764,836,871
ELECTRICAL EQUIPMENT — 0.62%
Babcock & Wilcox Co. (The)	254,851	8,272,463
Eaton Corp. PLC	1,101,569	85,019,095
Emerson Electric Co.	410,266	27,225,252
Hubbell Inc. Class B	114,732	14,129,246
Regal Beloit Corp.	104,283	8,192,473

		142,838,529
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.53%
Arrow Electronics Inc.[a]	230,241	13,908,859
Avnet Inc.	254,895	11,294,397
AVX Corp.	107,608	1,429,034
Corning Inc.	2,322,169	50,971,609
Dolby Laboratories Inc. Class Aa	110,478	4,772,650
FLIR Systems Inc.	98,178	3,409,722
Ingram Micro Inc. Class Aa	358,628	10,475,524
Jabil Circuit Inc.	469,723	9,817,211
Knowles Corp.[a]	196,494	6,040,226
Tech Data Corp.[a,c]	88,220	5,515,514
Vishay Intertechnology Inc.	312,698	4,843,692

		122,478,438
ENERGY EQUIPMENT & SERVICES — 1.15%
Atwood Oceanics Inc.[a,c]	116,170	6,096,602
Baker Hughes Inc.	923,846	68,780,335
Cameron International Corp.[a]	170,333	11,533,247

Security	Shares	Value

Diamond Offshore Drilling Inc.[c]	154,855	$7,685,454
Frank’s International NV	68,932	1,695,727
Helmerich & Payne Inc.	72,112	8,372,924
Nabors Industries Ltd.	619,296	18,188,723
National Oilwell Varco Inc.	907,181	74,706,355
Oil States International Inc.[a]	108,484	6,952,740
Patterson-UTI Energy Inc.	163,278	5,704,933
Rowan Companies PLC Class A	287,381	9,176,075
Seadrill Ltd.	573,784	22,922,671
Superior Energy Services Inc.	337,267	12,188,829
Tidewater Inc.	114,917	6,452,590
Unit Corp.[a]	107,231	7,380,710

		267,837,915
FOOD & STAPLES RETAILING — 2.34%
Costco Wholesale Corp.	58,954	6,789,143
CVS Caremark Corp.	2,318,217	174,724,015
Rite Aid Corp.[a]	746,091	5,349,472
Safeway Inc.	532,182	18,275,130
Sysco Corp.	844,273	31,618,024
Wal-Mart Stores Inc.	3,306,124	248,190,729
Walgreen Co.	546,912	40,542,586
Whole Foods Market Inc.	479,909	18,538,885

		544,027,984
FOOD PRODUCTS — 1.48%
Archer-Daniels-Midland Co.	1,364,148	60,172,568
Bunge Ltd.	340,181	25,731,291
Campbell Soup Co.	134,492	6,161,078
ConAgra Foods Inc.	973,210	28,884,873
Hain Celestial Group Inc.[a]	9,726	863,085
Hillshire Brands Co. (The)	98,120	6,112,876
Ingredion Inc.	146,363	10,983,079
J.M. Smucker Co. (The)	239,607	25,534,918
Kellogg Co.	52,225	3,431,182
Mondelez International Inc. Class A	3,908,678	147,005,380
Pilgrim’s Pride Corp.[a]	126,947	3,473,270
Pinnacle Foods Inc.	125,753	4,137,274
Tyson Foods Inc. Class A	582,251	21,857,703

		344,348,577
GAS UTILITIES — 0.29%
AGL Resources Inc.	275,584	15,165,388
Atmos Energy Corp.	231,512	12,362,741
National Fuel Gas Co.	194,128	15,200,222
Questar Corp.	404,731	10,037,329
UGI Corp.	265,929	13,429,414

		66,195,094
HEALTH CARE EQUIPMENT & SUPPLIES — 2.47%
Abbott Laboratories	3,470,715	141,952,243
Alere Inc.[a,c]	190,858	7,141,906
Boston Scientific Corp.[a]	2,766,106	35,323,174
CareFusion Corp.[a]	479,061	21,246,355
Cooper Companies Inc. (The)	28,643	3,881,986
Covidien PLC	1,041,895	93,958,091
DENTSPLY International Inc.	225,756	10,689,547
Hill-Rom Holdings Inc.	123,370	5,121,089
Hologic Inc.[a,c]	375,333	9,514,691

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

Intuitive Surgical Inc.[a]	6,565	$2,703,467
Medtronic Inc.	2,308,510	147,190,598
Sirona Dental Systems Inc.[a]	51,152	4,217,994
St. Jude Medical Inc.	233,818	16,191,896
Stryker Corp.	313,837	26,462,736
Teleflex Inc.	95,592	10,094,515
Zimmer Holdings Inc.	358,716	37,256,244

		572,946,532
HEALTH CARE PROVIDERS & SERVICES — 2.72%
Aetna Inc.	579,774	47,008,076
Cardinal Health Inc.	722,467	49,532,338
Cigna Corp.	572,384	52,642,156
Community Health Systems Inc.[a]	266,359	12,084,708
DaVita HealthCare Partners Inc.[a]	268,201	19,396,296
Express Scripts Holding Co.[a,c]	239,538	16,607,170
HCA Holdings Inc.[a]	682,682	38,489,611
Health Net Inc.[a]	185,337	7,698,899
Humana Inc.	357,678	45,682,634
Laboratory Corp. of America Holdings[a]	118,360	12,120,064
LifePoint Hospitals Inc.[a]	102,783	6,382,824
MEDNAX Inc.[a]	79,883	4,645,196
Omnicare Inc.	228,832	15,233,346
Patterson Companies Inc.	180,847	7,145,265
Quest Diagnostics Inc.	333,879	19,595,359
UnitedHealth Group Inc.	2,264,285	185,105,299
Universal Health Services Inc. Class B	159,957	15,317,482
VCA Inc.[a]	204,053	7,160,220
WellPoint Inc.	646,272	69,545,330

		631,392,273
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	260,051	4,173,819

		4,173,819
HOTELS, RESTAURANTS & LEISURE — 0.61%
Aramark	7,323	189,519
Carnival Corp.	981,813	36,965,260
Choice Hotels International Inc.	74,945	3,530,659
Darden Restaurants Inc.	305,701	14,144,785
Hyatt Hotels Corp. Class Aa	90,568	5,522,837
International Game Technology	570,773	9,080,998
Marriott International Inc. Class A	64,504	4,134,706
MGM Resorts International[a]	788,520	20,816,928
Norwegian Cruise Line Holdings Ltd.[a,c]	15,062	477,465
Royal Caribbean Cruises Ltd.	383,761	21,337,112
Starwood Hotels & Resorts Worldwide Inc.	244,464	19,757,581
Wendy’s Co. (The)	635,370	5,419,706

		141,377,556
HOUSEHOLD DURABLES — 0.66%
D.R. Horton Inc.	603,275	14,828,499
Garmin Ltd.[c]	301,451	18,358,366
Jarden Corp.[a]	206,906	12,279,871
Leggett & Platt Inc.[c]	162,134	5,557,953
Lennar Corp. Class A	386,044	16,206,127
Mohawk Industries Inc.[a]	141,891	19,629,201
Newell Rubbermaid Inc.	260,236	8,064,714
PulteGroup Inc.	874,998	17,639,960

Security	Shares	Value

Taylor Morrison Home Corp. Class Aa	75,012	$1,681,769
Toll Brothers Inc.[a,c]	410,617	15,151,767
Whirlpool Corp.	163,121	22,709,706

		152,107,933
HOUSEHOLD PRODUCTS — 2.23%
Clorox Co. (The)	50,810	4,644,034
Colgate-Palmolive Co.	224,219	15,287,252
Energizer Holdings Inc.	142,508	17,390,251
Kimberly-Clark Corp.	148,889	16,559,435
Procter & Gamble Co. (The)	5,896,575	463,411,829

		517,292,801
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.32%
AES Corp. (The)	1,676,118	26,063,635
Calpine Corp.[a]	839,429	19,986,804
NRG Energy Inc.	779,304	28,990,109

		75,040,548
INDUSTRIAL CONGLOMERATES — 3.12%
Carlisle Companies Inc.	148,091	12,827,643
Danaher Corp.	1,074,066	84,561,216
General Electric Co.	23,168,753	608,874,829
Roper Industries Inc.	126,134	18,416,825

		724,680,513
INSURANCE — 5.68%
ACE Ltd.	780,365	80,923,850
Aflac Inc.	1,049,446	65,328,013
Alleghany Corp.[a]	38,045	16,668,275
Allied World Assurance Co. Holdings Ltd.	227,741	8,658,713
Allstate Corp. (The)	1,002,876	58,888,879
American Financial Group Inc.	139,856	8,329,823
American International Group Inc.	3,342,949	182,458,156
American National Insurance Co.	16,860	1,925,412
Aon PLC	159,052	14,328,995
Arch Capital Group Ltd.[a]	309,881	17,799,565
Arthur J. Gallagher & Co.	19,966	930,416
Aspen Insurance Holdings Ltd.	151,197	6,867,368
Assurant Inc.	165,554	10,852,065
Assured Guaranty Ltd.	415,091	10,169,729
Axis Capital Holdings Ltd.	249,035	11,027,270
Brown & Brown Inc.	262,616	8,064,937
Chubb Corp. (The)	564,964	52,072,732
Cincinnati Financial Corp.	377,863	18,152,539
CNA Financial Corp.	61,239	2,475,280
Endurance Specialty Holdings Ltd.	103,213	5,324,759
Everest Re Group Ltd.[c]	106,545	17,099,407
Fidelity National Financial Inc. Class A	639,999	20,966,367
Genworth Financial Inc. Class Aa	1,146,817	19,954,616
Hanover Insurance Group Inc. (The)	101,810	6,429,301
Hartford Financial Services Group Inc. (The)	1,039,159	37,212,284
HCC Insurance Holdings Inc.	230,851	11,297,848
Lincoln National Corp.	609,470	31,351,137
Loews Corp.	752,554	33,119,902
Markel Corp.[a,c]	32,280	21,164,059
Marsh & McLennan Companies Inc.	414,028	21,454,931
MBIA Inc.[a]	327,185	3,612,122
Mercury General Corp.	53,355	2,509,819

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

MetLife Inc.	2,162,094	$120,125,943
Old Republic International Corp.	602,076	9,958,337
PartnerRe Ltd.[c]	116,736	12,748,739
Principal Financial Group Inc.	679,916	34,322,160
ProAssurance Corp.	137,200	6,091,680
Progressive Corp. (The)	1,368,021	34,693,013
Protective Life Corp.	182,201	12,631,995
Prudential Financial Inc.	1,063,029	94,365,084
Reinsurance Group of America Inc.	115,252	9,093,383
RenaissanceRe Holdings Ltd.[c]	93,702	10,026,114
StanCorp Financial Group Inc.	101,068	6,468,352
Torchmark Corp.	202,916	16,622,879
Travelers Companies Inc. (The)	802,946	75,533,130
Unum Group	594,829	20,676,256
Validus Holdings Ltd.	209,793	8,022,484
W.R. Berkley Corp.	231,891	10,738,872
White Mountains Insurance Group Ltd.	14,267	8,680,613
XL Group PLC	627,386	20,534,344

		1,318,751,947
INTERNET & CATALOG RETAIL — 0.07%
HomeAway Inc.[a]	16,206	564,293
Liberty Interactive Corp. Series Aa	567,101	16,650,085

		17,214,378
INTERNET SOFTWARE & SERVICES — 0.41%
AOL Inc.[a]	184,723	7,350,128
IAC/InterActiveCorp	101,154	7,002,892
Yahoo! Inc.[a]	2,326,555	81,731,877

		96,084,897
IT SERVICES — 0.56%
Amdocs Ltd.	369,690	17,127,738
Booz Allen Hamilton Holding Corp.	11,339	240,840
Computer Sciences Corp.	314,348	19,866,794
CoreLogic Inc.[a]	212,226	6,443,181
DST Systems Inc.	13,068	1,204,478
Fidelity National Information Services Inc.	582,584	31,890,648
Genpact Ltd.[a]	328,895	5,765,529
Leidos Holdings Inc.	148,380	5,688,889
Paychex Inc.	81,983	3,407,213
Teradata Corp.[a]	76,890	3,090,978
Total System Services Inc.	87,938	2,762,133
Xerox Corp.	2,697,472	33,556,552

		131,044,973
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Hasbro Inc.	41,983	2,227,198
Mattel Inc.	500,161	19,491,274

		21,718,472
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Agilent Technologies Inc.	659,530	37,883,403
Bio-Rad Laboratories Inc. Class Aa	47,950	5,740,094
Charles River Laboratories International Inc.[a,c]	58,903	3,152,489
Covance Inc.[a]	12,603	1,078,565
PerkinElmer Inc.	212,184	9,938,699
7QIAGEN NVa,c	539,552	13,192,046

Security	Shares	Value

Quintiles Transnational Holdings Inc.[a,c]	69,114	$3,683,085
TECHNE Corp.	43,943	4,067,804
Thermo Fisher Scientific Inc.	550,359	64,942,362

		143,678,547
MACHINERY — 1.93%
AGCO Corp.	217,044	12,202,214
Caterpillar Inc.	1,136,687	123,523,776
Crane Co.	71,471	5,314,583
Deere & Co.	655,717	59,375,174
Donaldson Co. Inc.	28,523	1,207,093
Dover Corp.	100,798	9,167,578
IDEX Corp.	13,974	1,128,261
Ingersoll-Rand PLC	571,661	35,734,529
ITT Corp.	164,226	7,899,271
Joy Global Inc.[c]	231,397	14,249,427
Kennametal Inc.	181,550	8,402,134
Lincoln Electric Holdings Inc.	122,476	8,558,623
Navistar International Corp.[a,c]	106,071	3,975,541
Oshkosh Corp.	196,279	10,899,373
PACCAR Inc.	68,849	4,325,783
Parker Hannifin Corp.	160,725	20,207,954
Pentair PLC	416,456	30,034,807
Snap-on Inc.	115,740	13,717,505
SPX Corp.	101,249	10,956,154
Stanley Black & Decker Inc.	320,241	28,123,565
Terex Corp.	254,884	10,475,732
Timken Co. (The)	176,101	11,946,692
Trinity Industries Inc.	83,767	3,662,293
Valmont Industries Inc.	58,085	8,826,016
Xylem Inc.	116,784	4,563,919

		448,477,997
MEDIA — 1.76%
CBS Corp. Class B NVS[c]	123,442	7,670,686
CBS Outdoor Americas Inc.	48,121	1,572,594
Clear Channel Outdoor Holdings Inc. Class A	52,324	428,010
Comcast Corp. Class A	508,795	27,312,116
DISH Network Corp. Class Aa	131,583	8,563,422
DreamWorks Animation SKG Inc. Class Aa,c	172,803	4,019,398
Gannett Co. Inc.	524,076	16,408,819
John Wiley & Sons Inc. Class A	101,912	6,174,848
Liberty Media Corp.[a]	219,262	29,968,730
Live Nation Entertainment Inc.[a]	164,286	4,056,221
Madison Square Garden Inc. Class Aa	142,719	8,912,801
News Corp. Class A NVS[a]	1,149,302	20,618,478
Regal Entertainment Group Class Ac	142,548	3,007,763
Starz Series Aa,c	26,600	792,414
Thomson Reuters Corp.	821,119	29,855,887
Time Warner Inc.	2,038,372	143,195,633
Twenty-First Century Fox Inc. Class A	1,157,325	40,679,974
Walt Disney Co. (The)	648,320	55,586,957

		408,824,751
METALS & MINING — 1.14%
Alcoa Inc.	2,708,941	40,336,132
Allegheny Technologies Inc.	250,893	11,315,274
Carpenter Technology Corp.	115,204	7,286,653
Cliffs Natural Resources Inc.[c]	353,974	5,327,309
Freeport-McMoRan Copper & Gold Inc.	2,400,284	87,610,366

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

Newmont Mining Corp.	1,152,012	$29,307,185
Nucor Corp.	735,916	36,243,863
Reliance Steel & Aluminum Co.	179,581	13,236,916
Royal Gold Inc.	148,919	11,335,714
Steel Dynamics Inc.	516,180	9,265,431
Tahoe Resources Inc.[a]	163,461	4,282,678
United States Steel Corp.[c]	334,381	8,707,281

		264,254,802
MULTI-UTILITIES — 2.24%
Alliant Energy Corp.	256,356	15,601,826
Ameren Corp.	560,686	22,920,844
CenterPoint Energy Inc.	993,071	25,363,033
CMS Energy Corp.	622,744	19,398,476
Consolidated Edison Inc.	676,826	39,079,933
Dominion Resources Inc.	1,262,010	90,258,955
DTE Energy Co.	409,055	31,853,113
Integrys Energy Group Inc.	184,780	13,143,401
MDU Resources Group Inc.	442,848	15,543,965
NiSource Inc.	727,625	28,624,768
PG&E Corp.	1,073,969	51,571,991
Public Service Enterprise Group Inc.	1,169,110	47,687,997
SCANA Corp.	327,192	17,606,202
Sempra Energy	567,138	59,385,020
TECO Energy Inc.	503,311	9,301,187
Vectren Corp.	190,562	8,098,885
Wisconsin Energy Corp.	521,134	24,451,607

		519,891,203
MULTILINE RETAIL — 0.58%
Big Lots Inc.[a]	94,471	4,317,325
Dillard’s Inc. Class A	19,050	2,221,421
Dollar General Corp.[a]	171,193	9,819,630
Family Dollar Stores Inc.	12,599	833,298
J.C. Penney Co. Inc.[a,c]	527,233	4,771,459
Kohl’s Corp.	455,435	23,992,316
Macy’s Inc.	190,620	11,059,772
Sears Holdings Corp.[a,c]	13,551	541,498
Target Corp.	1,316,476	76,289,784

		133,846,503
OIL, GAS & CONSUMABLE FUELS — 12.70%
Anadarko Petroleum Corp.	1,081,895	118,435,046
Apache Corp.	891,296	89,682,204
Chesapeake Energy Corp.	937,147	29,126,529
Chevron Corp.	4,399,028	574,293,105
Cimarex Energy Co.	176,785	25,361,576
Cobalt International Energy Inc.[a]	74,647	1,369,772
ConocoPhillips	2,837,009	243,216,782
CONSOL Energy Inc.	531,277	24,475,931
CVR Energy Inc.	21,241	1,023,604
Denbury Resources Inc.	812,682	15,002,110
Devon Energy Corp.	942,585	74,841,249
Energen Corp.	168,186	14,948,372
EP Energy Corp. Class Aa,c	76,359	1,760,075
EQT Corp.	32,962	3,523,638
Exxon Mobil Corp.	9,921,983	998,945,248
Golar LNG Ltd.[c]	101,269	6,086,267
Gulfport Energy Corp.[a]	37,703	2,367,748
Hess Corp.	642,131	63,500,335

Security	Shares	Value

HollyFrontier Corp.	375,100	$16,388,119
Kinder Morgan Inc.	1,098,970	39,848,652
Laredo Petroleum Inc.[a,c]	21,706	672,452
Marathon Oil Corp.	1,562,296	62,366,856
Marathon Petroleum Corp.	148,165	11,567,242
Murphy Oil Corp.	414,670	27,567,262
Newfield Exploration Co.[a]	315,058	13,925,564
Noble Energy Inc.	239,244	18,531,840
Occidental Petroleum Corp.	1,815,415	186,316,041
ONEOK Inc.	225,763	15,369,945
PBF Energy Inc.	109,535	2,919,108
Peabody Energy Corp.	626,970	10,250,959
Phillips 66	771,468	62,049,171
QEP Resources Inc.	363,266	12,532,677
SandRidge Energy Inc.[a,c]	1,142,397	8,168,139
Spectra Energy Corp.	1,549,834	65,836,948
Teekay Corp.	56,886	3,541,153
Tesoro Corp.	170,342	9,993,965
Ultra Petroleum Corp.[a,c]	248,071	7,365,228
Valero Energy Corp.	938,397	47,013,690
Whiting Petroleum Corp.[a]	246,581	19,788,125
World Fuel Services Corp.	129,570	6,378,731
WPX Energy Inc.[a]	467,133	11,169,150

		2,947,520,608
PAPER & FOREST PRODUCTS — 0.21%
Domtar Corp.	148,161	6,348,699
International Paper Co.	845,863	42,690,706

		49,039,405
PERSONAL PRODUCTS — 0.04%
Avon Products Inc.	594,327	8,683,117
Coty Inc. Class A	34,461	590,317

		9,273,434
PHARMACEUTICALS — 7.20%
Bristol-Myers Squibb Co.	2,462,332	119,447,725
Eli Lilly and Co.	2,273,427	141,338,957
Hospira Inc.[a,c]	386,240	19,841,149
Johnson & Johnson	5,510,291	576,486,644
Mallinckrodt PLC[a]	72,216	5,778,724
Merck & Co. Inc.	5,807,662	335,973,247
Perrigo Co. PLC	239,313	34,882,263
Pfizer Inc.	14,740,087	437,485,782

		1,671,234,491
PROFESSIONAL SERVICES — 0.24%
Dun & Bradstreet Corp. (The)	55,002	6,061,220
Equifax Inc.	131,123	9,511,662
Manpowergroup Inc.	183,995	15,611,976
Nielsen NV	164,759	7,975,983
Towers Watson & Co. Class A	150,076	15,642,422

		54,803,263
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.54%
Alexandria Real Estate Equities Inc.	165,568	12,854,700
American Campus Communities Inc.	242,421	9,270,179
American Capital Agency Corp.	815,233	19,084,605

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

American Homes 4 Rent Class A	322,815	$5,733,194
American Realty Capital Properties Inc.	2,098,218	26,290,672
Annaly Capital Management Inc.	2,189,512	25,026,122
Apartment Investment and Management Co. Class A	146,522	4,728,265
AvalonBay Communities Inc.	299,503	42,586,332
BioMed Realty Trust Inc.[c]	444,850	9,711,075
Boston Properties Inc.	311,215	36,779,389
Brandywine Realty Trust	362,885	5,661,006
Brixmor Property Group Inc.	111,086	2,549,424
Camden Property Trust	197,728	14,068,347
CBL & Associates Properties Inc.[c]	384,972	7,314,468
Chimera Investment Corp.[c]	2,374,454	7,574,508
Columbia Property Trust Inc.	245,460	6,384,415
CommonWealth REIT[c]	273,685	7,203,389
Corporate Office Properties Trust[c]	202,444	5,629,968
Corrections Corp. of America	268,904	8,833,496
DDR Corp.[c]	696,459	12,278,572
Digital Realty Trust Inc.[c]	312,758	18,240,047
Douglas Emmett Inc.	332,014	9,369,435
Duke Realty Corp.	761,391	13,826,861
Equity Lifestyle Properties, Inc.	53,142	2,346,751
Equity Residential	834,676	52,584,588
Essex Property Trust Inc.[c]	144,459	26,711,914
Federal Realty Investment Trust[c]	52,232	6,315,893
Gaming and Leisure Properties Inc.	162,342	5,514,758
General Growth Properties Inc.	1,310,193	30,868,147
HCP Inc.	1,058,814	43,813,723
Health Care REIT Inc.	332,918	20,863,971
Healthcare Trust of America Inc. Class A	482,562	5,810,046
Home Properties Inc.	132,020	8,443,999
Hospitality Properties Trust	346,025	10,519,160
Host Hotels & Resorts Inc.	1,749,150	38,498,791
Kilroy Realty Corp.[c]	189,991	11,832,639
Kimco Realty Corp.	948,579	21,798,345
Liberty Property Trust[c]	341,276	12,944,599
Macerich Co. (The)[c]	325,117	21,701,560
MFA Financial Inc.	847,222	6,955,693
Mid-America Apartment Communities Inc.	173,333	12,661,976
National Retail Properties Inc.[c]	284,670	10,586,877
NorthStar Realty Finance Corp.	666,841	11,589,697
Omega Healthcare Investors Inc.	195,724	7,214,387
Piedmont Office Realty Trust Inc. Class A	356,493	6,751,977
Plum Creek Timber Co. Inc.	211,988	9,560,659
Post Properties Inc.	125,568	6,712,865
Prologis Inc.	1,154,690	47,446,212
Public Storage	25,553	4,378,507
Rayonier Inc.	257,465	9,152,881
Realty Income Corp.[c]	511,713	22,730,291
Regency Centers Corp.[c]	213,384	11,881,221
Retail Properties of America Inc. Class A	546,653	8,407,523
Senior Housing Properties Trust	471,087	11,442,703
Simon Property Group Inc.	182,340	30,319,495
SL Green Realty Corp.[c]	197,735	21,634,186
Spirit Realty Capital Inc.	921,457	10,467,752
Starwood Property Trust Inc.	511,584	12,160,352
Tanger Factory Outlet Centers Inc.	78,797	2,755,531
Taubman Centers Inc.	9,648	731,415
Two Harbors Investment Corp.	845,888	8,864,906
UDR Inc.	581,012	16,634,374
Ventas Inc.[c]	375,051	24,040,769
Vornado Realty Trust	335,635	35,822,324
Washington Prime Group Inc.[a]	358,938	6,726,498
Weingarten Realty Investors	282,299	9,270,699

Security	Shares	Value

Weyerhaeuser Co.	1,209,905	$40,035,756
WP Carey Inc.	229,578	14,784,823

		1,053,289,702
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Forest City Enterprises Inc. Class Aa	380,019	7,550,978
Howard Hughes Corp. (The)[a]	47,989	7,574,104
Jones Lang LaSalle Inc.	75,488	9,540,928
Realogy Holdings Corp.[a]	191,456	7,219,806

		31,885,816
ROAD & RAIL — 0.70%
AMERCO	7,369	2,142,611
Con-way Inc.	131,842	6,646,155
CSX Corp.	2,320,905	71,507,083
Genesee & Wyoming Inc. Class Aa,c	64,872	6,811,560
Kansas City Southern Industries Inc.	58,126	6,249,126
Norfolk Southern Corp.	563,845	58,092,950
Ryder System Inc.	122,899	10,826,173

		162,275,658
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.33%
Altera Corp.	453,150	15,751,494
Analog Devices Inc.	394,908	21,352,676
Applied Materials Inc.	933,981	21,061,272
Broadcom Corp. Class A	1,236,071	45,882,956
Cree Inc.[a]	127,361	6,361,682
First Solar Inc.[a,c]	169,724	12,060,587
Freescale Semiconductor Ltd.[a,c]	18,960	445,560
Intel Corp.	10,525,497	325,237,857
KLA-Tencor Corp.	33,720	2,449,421
Lam Research Corp.	274,997	18,584,297
Marvell Technology Group Ltd.	937,836	13,439,190
Maxim Integrated Products Inc.	53,569	1,811,168
Micron Technology Inc.[a]	304,234	10,024,510
NVIDIA Corp.	1,077,906	19,984,377
ON Semiconductor Corp.[a]	496,275	4,535,953
SunEdison Inc.[a]	420,831	9,510,781
SunPower Corp.[a]	96,142	3,939,899
Teradyne Inc.	399,509	7,830,376

		540,264,056
SOFTWARE — 1.79%
Activision Blizzard Inc.	389,228	8,679,784
ANSYS Inc.[a]	164,665	12,484,900
Autodesk Inc.[a]	110,915	6,253,388
CA Inc.	739,232	21,245,528
Citrix Systems Inc.[a]	35,970	2,249,924
Electronic Arts Inc.[a]	170,081	6,100,805
FireEye Inc.[a,c]	37,435	1,517,989
Informatica Corp.[a]	25,371	904,476
MICROS Systems Inc.[a]	44,952	3,052,241
Microsoft Corp.	6,738,186	280,982,356
Nuance Communications Inc.[a,c]	606,279	11,379,857
Rovi Corp.[a]	218,904	5,244,940
Symantec Corp.	1,598,382	36,602,948
Synopsys Inc.[a]	357,565	13,880,673
Zynga Inc. Class Aa,c	1,669,403	5,358,784

		415,938,593

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2014

Security	Shares	Value

SPECIALTY RETAIL — 0.68%
Aaron’s Inc.	122,224	$4,356,063
Abercrombie & Fitch Co. Class A	143,955	6,226,054
Ascena Retail Group Inc.[a]	300,652	5,141,149
Bed Bath & Beyond Inc.[a]	272,025	15,608,794
Best Buy Co. Inc.	465,199	14,425,821
Cabela’s Inc.[a]	102,182	6,376,157
CarMax Inc.[a]	158,421	8,239,476
Chico’s FAS Inc.	198,306	3,363,270
CST Brands Inc.	25,687	886,202
Dick’s Sporting Goods Inc.	184,533	8,591,856
DSW Inc. Class A	173,584	4,849,937
Foot Locker Inc.	288,102	14,612,533
GameStop Corp. Class Ac	251,034	10,159,346
L Brands Inc.	361,156	21,185,411
Murphy USA Inc.[a,c]	57,805	2,826,086
Penske Automotive Group Inc.	54,753	2,710,274
Sally Beauty Holdings Inc.[a]	96,895	2,430,127
Signet Jewelers Ltd.	58,291	6,446,402
Staples Inc.[c]	1,494,222	16,197,366
Urban Outfitters Inc.[a]	68,738	2,327,469

		156,959,793
TEXTILES, APPAREL & LUXURY GOODS — 0.04%
PVH Corp.	23,575	2,748,845
Ralph Lauren Corp.	33,837	5,437,268

		8,186,113
THRIFTS & MORTGAGE FINANCE — 0.18%
Hudson City Bancorp Inc.	1,221,827	12,010,559
Nationstar Mortgage Holdings Inc.[a]	3,693	134,056
New York Community Bancorp Inc.	1,022,902	16,345,974
People’s United Financial Inc.	716,727	10,872,749
TFS Financial Corp.[a]	174,370	2,486,516

		41,849,854
TOBACCO — 0.64%
Altria Group Inc.	247,877	10,395,961
Philip Morris International Inc.	1,501,106	126,558,247
Reynolds American Inc.	174,788	10,548,456

		147,502,664
TRADING COMPANIES & DISTRIBUTORS — 0.16%
Air Lease Corp.	220,441	8,504,614
GATX Corp.	106,409	7,123,018
MRC Global Inc.[a]	128,868	3,645,676
NOW Inc.[a,c]	226,796	8,212,283
WESCO International Inc.[a,c]	102,695	8,870,794

		36,356,385

Security	Shares	Value

WATER UTILITIES — 0.13%
American Water Works Co. Inc.	413,681	$20,456,525
Aqua America Inc.	409,157	10,728,097

		31,184,622
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Sprint Corp.[a]	1,683,330	14,358,805
T-Mobile US Inc.[a]	613,579	20,628,526
Telephone & Data Systems Inc.	198,911	5,193,566
United States Cellular Corp.	31,440	1,282,752

		41,463,649

TOTAL COMMON STOCKS (Cost: $18,232,173,576)		23,119,268,950

SHORT-TERM INVESTMENTS — 1.34%

MONEY MARKET FUNDS — 1.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	230,142,273	230,142,273
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	14,148,661	14,148,661
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	66,560,898	66,560,898

		310,851,832

TOTAL SHORT-TERM INVESTMENTS
(Cost: $310,851,832)		310,851,832

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $18,543,025,408)		23,430,120,782
Other Assets, Less Liabilities — (0.97)%		(224,973,728)

NET ASSETS — 100.00%		$23,205,147,054

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

223

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.40%

AEROSPACE & DEFENSE — 1.68%
AAR Corp.	588,999	$16,232,812
AeroVironment Inc.[a,b]	282,954	8,997,937
American Science and Engineering Inc.	117,287	8,162,002
Astronics Corp.[a]	230,675	13,021,604
Cubic Corp.	302,920	13,482,969
Curtiss-Wright Corp.	715,405	46,901,952
DigitalGlobe Inc.[a,b]	1,122,036	31,192,601
Ducommun Inc.[a]	161,419	4,217,879
Engility Holdings Inc.[a,b]	262,893	10,058,286
Erickson Inc.[a,b]	89,922	1,461,233
Esterline Technologies Corp.[a]	472,897	54,439,903
GenCorp Inc.[a,b]	890,048	16,999,917
HEICO Corp.	988,514	51,343,417
Keyw Holding Corp. (The)[a,b]	483,934	6,083,050
Kratos Defense & Security Solutions Inc.[a,b]	667,402	5,205,736
LMI Aerospace Inc.[a,b]	156,243	2,043,658
Moog Inc. Class Aa,b	661,383	48,208,207
National Presto Industries Inc.[b]	72,213	5,259,995
Orbital Sciences Corp.[a]	900,840	26,619,822
SIFCO Industries Inc.	37,668	1,175,242
Sparton Corp.[a,b]	151,515	4,203,026
Taser International Inc.[a,b]	802,571	10,674,194
Teledyne Technologies Inc.[a]	557,838	54,205,118

		440,190,560
AIR FREIGHT & LOGISTICS — 0.46%
Air Transport Services Group Inc.[a]	780,072	6,529,202
Atlas Air Worldwide Holdings Inc.[a,b]	375,694	13,844,324
Echo Global Logistics Inc.[a,b]	348,936	6,689,103
Forward Air Corp.	460,955	22,056,697
Hub Group Inc. Class Aa,b	546,978	27,567,691
Park-Ohio Holdings Corp.	130,561	7,586,900
UTi Worldwide Inc.	1,362,318	14,086,368
XPO Logistics Inc.[a,b]	781,356	22,362,409

		120,722,694
AIRLINES — 0.35%
Allegiant Travel Co.	205,289	24,176,885
Hawaiian Holdings Inc.[a,b]	671,542	9,206,841
JetBlue Airways Corp.[a,b]	3,696,277	40,104,605
Republic Airways Holdings Inc.[a,b]	742,440	8,048,050
SkyWest Inc.	761,699	9,307,962

		90,844,343
AUTO COMPONENTS — 1.21%
American Axle & Manufacturing Holdings Inc.[a,b]	1,006,762	19,017,734
Cooper Tire & Rubber Co.	944,082	28,322,460
Cooper-Standard Holding Inc.[a]	203,297	13,450,130
Dana Holding Corp.	2,330,161	56,902,532
Dorman Products Inc.[a]	401,470	19,800,500
Drew Industries Inc.	349,952	17,501,100
Federal-Mogul Holdings Corp.[a]	428,241	8,663,315
Fox Factory Holding Corp.[a,b]	151,855	2,671,129

Security	Shares	Value

Fuel Systems Solutions Inc.[a,b]	208,713	$2,325,063
Gentherm Inc[a,b]	524,776	23,326,293
Modine Manufacturing Co.[a,b]	710,057	11,176,297
Motorcar Parts of America Inc.[a]	224,085	5,456,470
Remy International Inc.	211,468	4,937,778
Shiloh Industries Inc.[a]	123,311	2,276,321
Spartan Motors Inc.	527,938	2,396,839
Standard Motor Products Inc.	294,902	13,173,272
Stoneridge Inc.[a]	422,577	4,530,025
Strattec Security Corp.	51,527	3,322,976
Superior Industries International Inc.	351,143	7,240,569
Tenneco Inc.[a,b]	904,954	59,455,478
Tower International Inc.[a]	306,041	11,274,550

		317,220,831
AUTOMOBILES — 0.04%
Winnebago Industries Inc.[a,b]	405,973	10,222,400

		10,222,400
BEVERAGES — 0.14%
Boston Beer Co. Inc. (The) Class Aa,b	123,952	27,705,751
Coca-Cola Bottling Co. Consolidated	69,608	5,128,022
Craft Brew Alliance Inc.[a,b]	162,054	1,792,317
National Beverage Corp.[a]	170,858	3,232,633

		37,858,723
BIOTECHNOLOGY — 5.06%
ACADIA Pharmaceuticals Inc.[a,b]	1,171,910	26,473,447
Acceleron Pharma Inc.[a,b]	244,386	8,301,792
Achillion Pharmaceuticals Inc.[a,b]	1,442,196	10,917,424
Acorda Therapeutics Inc.[a,b]	619,371	20,878,996
Actinium Pharmaceuticals Inc.	294,269	2,124,622
Adamas Pharmaceuticals Inc.[a]	43,413	793,590
Aegerion Pharmaceuticals Inc.[a,b]	439,801	14,113,214
Agenus Inc.[a]	924,608	2,977,238
Agios Pharmaceuticals Inc.[a,b]	201,623	9,238,366
Akebia Therapeutics Inc.[a]	116,381	3,234,228
Alder Biopharmaceuticals Inc.[a]	118,854	2,385,400
AMAG Pharmaceuticals Inc.[a,b]	328,056	6,797,320
Anacor Pharmaceuticals Inc.[a,b]	489,363	8,676,406
Applied Genetic Technologies Corp.[a]	72,035	1,664,008
Arena Pharmaceuticals Inc.[a,b]	3,268,482	19,153,304
ARIAD Pharmaceuticals Inc.[a]	2,448,919	15,599,614
Array BioPharma Inc.[a,b]	1,887,023	8,604,825
Arrowhead Research Corp.[a]	770,647	11,027,959
Auspex Pharmaceuticals Inc.[a,b]	120,692	2,687,811
BioCryst Pharmaceuticals Inc.[a]	1,041,078	13,273,744
BioSpecifics Technologies Corp.[a]	54,015	1,456,244
Biotime Inc.[a,b]	773,120	2,358,016
Bluebird Bio Inc.[a]	283,194	10,922,793
Cara Therapeutics Inc.[a,b]	80,799	1,375,199
Celldex Therapeutics Inc.[a,b]	1,329,345	21,694,910
Cellular Dynamics International Inc.[a,b]	144,351	2,103,194
Cepheid Inc.[a,b]	1,035,866	49,659,416
ChemoCentryx Inc.[a,b]	374,919	2,193,276
Chimerix Inc.[a]	400,508	8,787,146
Clovis Oncology Inc.[a,b]	366,601	15,180,947
CTI BioPharma Corp.[a,b]	2,002,918	5,628,200
Cytokinetics Inc.[a]	498,546	2,383,050
Cytori Therapeutics Inc.[a,b]	977,583	2,336,423

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

CytRx Corp.[a]	828,660	$3,463,799
Dendreon Corp.[a,b]	2,395,440	5,509,512
Dicerna Pharmaceuticals Inc.[a,b]	51,855	1,170,367
Durata Therapeutics Inc.[a,b]	230,808	3,930,660
Dyax Corp.[a,b]	2,021,038	19,401,965
Dynavax Technologies Corp.[a,b]	3,924,635	6,279,416
Eleven Biotherapeutics Inc.[a,b]	68,688	905,308
Emergent BioSolutions Inc.[a,b]	434,060	9,748,988
Enanta Pharmaceuticals Inc.[a,b]	153,561	6,613,872
Epizyme Inc.[a]	190,282	5,921,576
Esperion Therapeutics Inc.[a,b]	71,753	1,136,568
Exact Sciences Corp.[a,b]	1,232,198	20,984,332
Exelixis Inc.[a,b]	2,900,939	9,834,183
Five Prime Therapeutics Inc.[a,b]	256,127	3,982,775
Flexion Therapeutics Inc.[a,b]	68,674	925,726
Foundation Medicine Inc.[a,b]	207,472	5,593,445
Galectin Therapeutics Inc.[a]	267,647	3,696,205
Galena Biopharma Inc.[a,b]	1,759,129	5,382,935
Genocea Biosciences Inc.[a,b]	57,930	1,086,187
Genomic Health Inc.[a,b]	249,005	6,822,737
Geron Corp.[a,b]	2,341,654	7,516,709
Halozyme Therapeutics Inc.[a,b]	1,536,171	15,177,369
Heron Therapeutics Inc.[a]	288,702	3,556,809
Hyperion Therapeutics Inc.[a,b]	202,260	5,278,986
Idenix Pharmaceuticals Inc.[a]	1,745,969	42,077,853
Idera Pharmaceuticals Inc.[a]	894,491	2,594,024
ImmunoGen Inc.[a,b]	1,277,456	15,137,854
Immunomedics Inc.[a,b]	1,224,563	4,469,655
Infinity Pharmaceuticals Inc.[a,b]	722,272	9,201,745
Inovio Pharmaceuticals Inc.[a]	893,721	9,661,124
Insmed Inc.[a]	583,460	11,657,531
Insys Therapeutics Inc.[a,b]	148,408	4,634,782
InterMune Inc.[a,b]	1,469,757	64,889,772
Intrexon Corp.[a,b]	529,475	13,305,707
Ironwood Pharmaceuticals Inc. Class Aa,b	1,775,345	27,216,039
Isis Pharmaceuticals Inc.[a,b]	1,746,797	60,177,157
Karyopharm Therapeutics Inc.[a,b]	183,959	8,563,291
Keryx Biopharmaceuticals Inc.[a,b]	1,362,083	20,948,837
Kindred Biosciences Inc.[a,b]	155,661	2,901,521
Kythera Biopharmaceuticals Inc.[a,b]	258,496	9,918,491
Lexicon Pharmaceuticals Inc.[a,b]	3,413,822	5,496,253
Ligand Pharmaceuticals Inc. Class Ba,b	307,906	19,179,465
MacroGenics Inc.[a]	96,816	6,449,812
MannKind Corp.[a,b]	3,387,920	37,233,241
Merrimack Pharmaceuticals Inc.[a,b]	1,462,739	10,663,367
MiMedx Group Inc.[a,b]	1,394,087	9,884,077
Mirati Therapeutics Inc.[a]	106,579	2,131,580
Momenta Pharmaceuticals Inc.[a,b]	713,408	8,617,969
NanoViricides Inc.	595,557	2,501,339
Navidea Biopharmaceuticals Inc.[a,b]	2,239,256	3,314,099
NeoStem Inc.[a]	351,601	2,292,439
Neuralstem Inc.[a]	1,021,356	4,310,122
Neurocrine Biosciences Inc.[a,b]	1,129,146	16,756,527
NewLink Genetics Corp.[a,b]	294,195	7,810,877
Northwest Biotherapeutics Inc.[a]	527,905	3,542,243
Novavax Inc.[a,b]	3,109,123	14,364,148
NPS Pharmaceuticals Inc.[a,b]	1,579,644	52,207,234
Ohr Pharmaceutical Inc.[a]	312,467	2,971,561
OncoMed Pharmaceuticals Inc.[a,b]	187,734	4,374,202
Oncothyreon Inc.[a]	1,051,087	3,405,522
Ophthotech Corp.[a,b]	206,139	8,721,741
Opko Health Inc.[a,b]	2,927,622	25,880,178
Orexigen Therapeutics Inc.[a,b]	1,712,249	10,581,699

Security	Shares	Value

Organovo Holdings Inc.[a]	928,428	$7,752,374
Osiris Therapeutics Inc.[a,b]	281,758	4,401,060
OvaScience Inc.[a,b]	229,268	2,102,388
PDL BioPharma Inc.	2,389,018	23,125,694
Peregrine Pharmaceuticals Inc.[a,b]	2,633,505	4,950,989
Portola Pharmaceuticals Inc.[a,b]	547,969	15,989,735
Progenics Pharmaceuticals Inc.[a,b]	1,048,018	4,516,958
Prothena Corp. PLC[a]	325,437	7,338,604
PTC Therapeutics Inc.[a,b]	329,909	8,623,821
Puma Biotechnology Inc.[a,b]	345,417	22,797,522
Raptor Pharmaceutical Corp.[a,b]	909,841	10,508,664
Receptos Inc.[a,b]	229,401	9,772,483
Regado Biosciences Inc.[a]	229,520	1,558,441
Regulus Therapeutics Inc.[a,b]	203,860	1,639,034
Repligen Corp.[a,b]	476,343	10,855,857
Retrophin Inc.[a,b]	316,020	3,710,075
Rigel Pharmaceuticals Inc.[a,b]	1,306,868	4,743,931
Sangamo BioSciences Inc.[a,b]	1,011,651	15,447,911
Sarepta Therapeutics Inc.[a,b]	605,347	18,033,287
Spectrum Pharmaceuticals Inc.[a]	970,546	7,890,539
Stemline Therapeutics Inc.[a,b]	171,581	2,517,093
Sunesis Pharmaceuticals Inc.[a,b]	734,993	4,792,154
Synageva BioPharma Corp.[a,b]	315,601	33,074,985
Synergy Pharmaceuticals Inc.[a,b]	1,392,057	5,665,672
Synta Pharmaceuticals Corp.[a,b]	861,383	3,523,056
TESARO Inc.[a,b]	286,377	8,909,188
Tetraphase Pharmaceuticals Inc.[a,b]	327,555	4,418,717
TG Therapeutics Inc.[a,b]	348,818	3,275,401
Threshold Pharmaceuticals Inc.[a,b]	722,884	2,862,621
Ultragenyx Pharmaceutical Inc.[a,b]	99,524	4,467,632
Vanda Pharmaceuticals Inc.[a,b]	506,453	8,194,410
Verastem Inc.[a,b]	311,105	2,818,611
Versartis Inc.[a]	102,966	2,887,167
Vital Therapies Inc.[a]	76,877	2,094,129
Xencor Inc.[a,b]	218,863	2,543,188
XOMA Corp.[a,b]	1,245,900	5,718,681
ZIOPHARM Oncology Inc.[a,b]	1,207,525	4,866,326

		1,327,356,027
BUILDING PRODUCTS — 0.71%
AAON Inc.	419,341	14,056,310
American Woodmark Corp.[a]	182,893	5,828,800
Apogee Enterprises Inc.	433,333	15,105,988
Builders FirstSource Inc.[a,b]	680,694	5,091,591
Continental Building Products Inc.[a,b]	176,268	2,714,527
Gibraltar Industries Inc.[a]	460,122	7,136,492
Griffon Corp.	594,669	7,373,896
Insteel Industries Inc.	273,767	5,379,522
Masonite International Corp.[a]	437,229	24,598,503
NCI Building Systems Inc.[a,b]	416,914	8,100,639
Norcraft Companies Inc.[a,b]	114,612	1,640,098
Nortek Inc.[a,b]	135,857	12,194,524
Patrick Industries Inc.[a]	121,120	5,642,981
PGT Inc.[a]	701,811	5,944,339
Ply Gem Holdings Inc.[a,b]	317,220	3,203,922
Quanex Building Products Corp.	558,671	9,983,451
Simpson Manufacturing Co. Inc.	614,867	22,356,564
Trex Co. Inc.[a,b]	500,157	14,414,525
Universal Forest Products Inc.	298,502	14,408,692

		185,175,364

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

CAPITAL MARKETS — 1.55%
Arlington Asset Investment Corp. Class A	277,286	$7,578,226
BGC Partners Inc. Class A	2,588,680	19,259,779
Calamos Asset Management Inc. Class A	253,188	3,390,187
CIFC Corp.	92,764	835,804
Cohen & Steers Inc.[b]	287,696	12,480,253
CorEnergy Infrastructure Trust Inc.	469,996	3,482,670
Cowen Group Inc. Class Aa,b	1,714,253	7,234,148
Diamond Hill Investment Group Inc.	42,382	5,413,029
Evercore Partners Inc. Class A	491,377	28,322,970
FBR & Co.[a]	139,080	3,773,240
Financial Engines Inc.	764,340	34,609,315
FXCM Inc. Class Ab	676,787	10,124,734
GAMCO Investors Inc. Class A	92,587	7,689,350
GFI Group Inc.	1,071,760	3,558,243
Greenhill & Co. Inc.	420,636	20,716,323
HFF Inc. Class A	488,265	18,158,575
ICG Group Inc.[a,b]	611,505	12,768,224
INTL FCStone Inc.[a,b]	229,297	4,567,596
Investment Technology Group Inc.[a]	536,715	9,059,749
Janus Capital Group Inc.[b]	2,223,539	27,749,767
KCG Holdings Inc. Class Aa,b	786,685	9,345,818
Ladenburg Thalmann Financial Services Inc.[a]	1,492,843	4,702,456
Manning & Napier Inc.	205,578	3,548,276
Marcus & Millichap Inc.[a]	118,957	3,034,593
Moelis & Co.[a]	109,511	3,680,665
Oppenheimer Holdings Inc. Class A	150,158	3,602,290
Piper Jaffray Companies Inc.[a,b]	242,281	12,542,887
Pzena Investment Management Inc. Class A	169,460	1,891,174
RCS Capital Corp. Class A	61,389	1,303,289
Safeguard Scientifics Inc.[a,b]	308,065	6,404,671
Silvercrest Asset Management Group Inc.	82,975	1,428,000
Stifel Financial Corp.[a]	971,087	45,980,970
SWS Group Inc.[a]	439,076	3,196,473
Virtus Investment Partners Inc.[a]	105,069	22,248,361
Walter Investment Management Corp.[a,b]	559,887	16,673,435
Westwood Holdings Group Inc.	105,938	6,360,518
WisdomTree Investments Inc.[a,b]	1,599,011	19,763,776

		406,479,834
CHEMICALS — 2.36%
A. Schulman Inc.	434,699	16,822,851
Advanced Emissions Solutions Inc.[a]	324,145	7,432,645
American Vanguard Corp.	429,506	5,678,069
Axiall Corp.	1,039,493	49,136,834
Balchem Corp.	451,540	24,184,482
Calgon Carbon Corp.[a,b]	792,913	17,705,747
Chase Corp.	98,981	3,379,211
Chemtura Corp.[a,b]	1,428,432	37,324,928
Ferro Corp.[a,b]	1,067,948	13,413,427
Flotek Industries Inc.[a,b]	799,091	25,698,767
FutureFuel Corp.	325,228	5,395,533
H.B. Fuller Co.	744,887	35,829,065
Hawkins Inc.	157,677	5,856,124
Innophos Holdings Inc.	326,526	18,798,102
Innospec Inc.	359,071	15,501,095
Intrepid Potash Inc.[a,b]	828,855	13,891,610
KMG Chemicals Inc.	142,737	2,566,411
Koppers Holdings Inc.	304,694	11,654,546
Kraton Performance Polymers Inc.[a]	488,324	10,933,574
Kronos Worldwide Inc.	311,164	4,875,940

Security	Shares	Value

Landec Corp.[a,b]	400,904	$5,007,291
LSB Industries Inc.[a,b]	287,948	11,998,793
Marrone Bio Innovations Inc.[a,b]	168,101	1,953,334
Minerals Technologies Inc.	512,769	33,627,391
Olin Corp.[b]	1,174,944	31,629,492
OM Group Inc.	477,995	15,501,378
OMNOVA Solutions Inc.[a,b]	705,412	6,412,195
PolyOne Corp.	1,399,130	58,959,338
Quaker Chemical Corp.	196,925	15,121,871
Senomyx Inc.[a]	631,686	5,464,084
Sensient Technologies Corp.	735,375	40,975,095
Stepan Co.	286,044	15,120,286
Taminco Corp.[a,b]	423,532	9,851,354
Trecora Resources[a]	294,107	3,482,227
Tredegar Corp.	370,513	8,673,709
Tronox Ltd. Class A	913,044	24,560,884
Zep Inc.	341,915	6,038,219

		620,455,902
COMMERCIAL BANKS — 7.33%
1st Source Corp.	223,808	6,853,001
1st United Bancorp Inc.	441,587	3,806,480
American National Bankshares Inc.	119,335	2,593,150
Ameris Bancorp[a]	375,198	8,089,269
Ames National Corp.	123,832	2,865,472
Arrow Financial Corp.	161,433	4,187,572
BancFirst Corp.	106,231	6,575,699
Banco Latinoamericano de Comercio Exterior SA Class E	442,455	13,127,640
Bancorp Inc. (The)[a,b]	493,991	5,883,433
BancorpSouth Inc.	1,427,978	35,085,419
Bank of Kentucky Financial Corp. (The)	93,675	3,258,953
Bank of Marin Bancorp	89,428	4,077,023
Bank of the Ozarks Inc.[b]	1,183,445	39,586,235
Banner Corp.	291,610	11,556,504
BBCN Bancorp Inc.	1,182,899	18,867,239
BNC Bancorp	296,446	5,060,333
Boston Private Financial Holdings Inc.	1,190,944	16,006,287
Bridge Bancorp Inc.	170,268	4,084,729
Bridge Capital Holdings[a,b]	146,058	3,536,064
Bryn Mawr Bank Corp.	204,043	5,941,732
Camden National Corp.	111,021	4,303,174
Capital Bank Financial Corp.[a]	360,133	8,502,740
Capital City Bank Group Inc.	160,309	2,329,290
Cardinal Financial Corp.	476,530	8,796,744
Cascade Bancorp[a,b]	467,042	2,433,289
Cathay General Bancorp	1,184,087	30,265,264
CenterState Banks Inc.	527,994	5,913,533
Central Pacific Financial Corp.	255,104	5,063,814
Century Bancorp Inc. Class A	51,625	1,824,428
Chemical Financial Corp.	444,808	12,490,209
Citizens & Northern Corp.	187,114	3,646,852
City Holding Co.	233,949	10,555,779
CNB Financial Corp.	218,991	3,679,049
CoBiz Financial Inc.	535,346	5,765,676
Columbia Banking System Inc.	779,169	20,499,936
Community Bank System Inc.	605,231	21,909,362
Community Trust Bancorp Inc.	233,064	7,975,450
CommunityOne Bancorp.[a,b]	163,794	1,588,802
ConnectOne Bancorp Inc.	173,983	3,345,693
ConnectOne Bancorp Inc. New[a]	62,144	3,100,364
CU Bancorp[a]	143,277	2,732,292
Customers Bancorp Inc.[a,b]	379,571	7,595,216

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

CVB Financial Corp.	1,573,307	$25,220,111
Eagle Bancorp Inc.[a,b]	337,992	11,407,230
Enterprise Bancorp Inc.	110,928	2,288,445
Enterprise Financial Services Corp.	294,179	5,312,873
F.N.B. Corp.	2,472,536	31,697,912
Fidelity Southern Corp.	246,044	3,196,112
Financial Institutions Inc.	207,129	4,850,961
First Bancorp (North Carolina)	293,347	5,382,917
First Bancorp (Puerto Rico)[a]	1,548,653	8,424,672
First Bancorp Inc. (Maine)	145,498	2,540,395
First Busey Corp.	1,082,397	6,288,727
First Business Financial Services Inc.	58,605	2,756,193
First Citizens BancShares Inc. Class A	112,428	27,544,860
First Commonwealth Financial Corp.	1,400,420	12,911,872
First Community Bancshares Inc.	245,405	3,516,654
First Connecticut Bancorp Inc.	241,974	3,883,683
First Financial Bancorp	859,161	14,786,161
First Financial Bankshares Inc.[b]	965,891	30,300,001
First Financial Corp.	170,359	5,483,856
First Interstate BancSystem Inc.	269,817	7,333,626
First Merchants Corp.	533,887	11,286,371
First Midwest Bancorp Inc.	1,120,062	19,074,656
First NBC Bank Holding Co.[a]	221,835	7,433,691
First of Long Island Corp. (The)	119,074	4,653,412
FirstMerit Corp.	2,458,170	48,548,858
Flushing Financial Corp.	450,991	9,267,865
German American Bancorp Inc.	192,690	5,218,045
Glacier Bancorp Inc.	1,102,783	31,296,982
Great Southern Bancorp Inc.	154,637	4,956,116
Guaranty Bancorp	222,736	3,096,030
Hampton Roads Bankshares Inc.[a,b]	512,324	886,321
Hancock Holding Co.	1,223,341	43,208,404
Hanmi Financial Corp.	474,508	10,002,629
Heartland Financial USA Inc.	227,855	5,634,854
Heritage Commerce Corp.	315,512	2,577,733
Heritage Financial Corp.	443,574	7,137,106
Heritage Oaks Bancorp[a,b]	332,358	2,535,892
Home Bancshares Inc.	804,333	26,398,209
HomeTrust Bancshares Inc.[a,b]	309,846	4,886,271
Horizon Bancorp	140,061	3,058,932
Hudson Valley Holding Corp.	220,596	3,981,758
IBERIABANK Corp.	467,286	32,331,518
Independent Bank Corp. (Massachusetts)	355,871	13,658,329
Independent Bank Corp. (Michigan)	289,461	3,725,363
Independent Bank Group Inc.	135,852	7,562,881
International Bancshares Corp.	809,153	21,847,131
Investors Bancorp Inc.	5,321,652	58,804,255
Lakeland Bancorp Inc.	570,171	6,157,845
Lakeland Financial Corp.	246,463	9,405,028
Macatawa Bank Corp.[b]	360,896	1,829,743
MainSource Financial Group Inc.	305,287	5,266,201
MB Financial Inc.	820,279	22,188,547
Mercantile Bank Corp.	249,758	5,714,463
Merchants Bancshares Inc.	77,542	2,479,793
Metro Bancorp Inc.[a,b]	212,003	4,901,509
MidSouth Bancorp Inc.	124,369	2,473,699
MidWestOne Financial Group Inc.	103,539	2,483,901
National Bank Holdings Corp. Class A	612,410	12,211,455
National Bankshares Inc.	105,776	3,267,421
National Penn Bancshares Inc.	1,749,221	18,506,758
NBT Bancorp Inc.	650,359	15,621,623
NewBridge Bancorp[a,b]	499,491	4,025,897
Northrim BanCorp Inc.	99,813	2,552,218

Security	Shares	Value

OFG Bancorp	670,390	$12,341,880
Old Line Bancshares Inc.	124,481	1,961,821
Old National Bancorp	1,572,672	22,457,756
OmniAmerican Bancorp Inc.	172,849	4,321,225
Opus Bank[a]	76,151	2,212,948
Pacific Continental Corp.	271,035	3,721,311
Pacific Premier Bancorp Inc.[a]	254,359	3,583,918
Palmetto Bancshares Inc.[a]	69,369	998,220
Park National Corp.	190,134	14,678,345
Park Sterling Corp.	668,166	4,403,214
Peapack-Gladstone Financial Corp.	182,428	3,869,298
Penns Woods Bancorp Inc.	73,164	3,446,024
Peoples Bancorp Inc.	163,672	4,329,124
Peoples Financial Services Corp.	112,132	5,762,463
Pinnacle Financial Partners Inc.	529,217	20,893,487
Preferred Bank[a,b]	173,747	4,107,379
PrivateBancorp Inc.	1,064,102	30,922,804
Prosperity Bancshares Inc.	1,035,984	64,852,598
Renasant Corp.	466,604	13,564,178
Republic Bancorp Inc. Class A	147,691	3,503,231
Republic First Bancorp Inc.[a]	459,543	2,316,097
S&T Bancorp Inc.	442,728	11,001,791
Sandy Spring Bancorp Inc.	373,535	9,304,757
Seacoast Banking Corp. of Florida[a]	288,066	3,131,277
ServisFirst Bancshares Inc.[a]	9,284	802,416
Sierra Bancorp	182,367	2,881,399
Simmons First National Corp. Class A	243,113	9,576,221
South State Corp.	358,883	21,891,863
Southside Bancshares Inc.[b]	280,778	8,131,331
Southwest Bancorp Inc.	295,760	5,045,666
Square 1 Financial Inc.[a]	88,826	1,688,582
State Bank Financial Corp.	479,093	8,101,463
Sterling Bancorp	1,244,511	14,934,132
Stock Yards Bancorp Inc.	214,891	6,425,241
Stonegate Bank	147,861	3,726,097
Suffolk Bancorp[a]	171,973	3,836,718
Sun Bancorp Inc. (New Jersey)[a]	617,691	2,476,941
Susquehanna Bancshares Inc.	2,790,462	29,467,279
Talmer Bancorp Inc. Class Aa,b	268,025	3,696,065
Taylor Capital Group Inc.[a]	263,720	5,638,334
Texas Capital Bancshares Inc.[a,b]	640,296	34,543,969
Tompkins Financial Corp.	220,953	10,645,516
TowneBank	438,858	6,894,459
TriCo Bancshares	240,859	5,573,477
Tristate Capital Holdings Inc.[a,b]	328,044	4,635,262
Trustmark Corp.	1,003,185	24,768,638
UMB Financial Corp.	560,554	35,533,518
Umpqua Holdings Corp.	2,476,902	44,386,084
Union Bankshares Corp.	687,448	17,633,041
United Bankshares Inc.	936,668	30,282,476
United Community Banks Inc.	743,018	12,163,205
Univest Corp. of Pennsylvania	242,829	5,026,560
Valley National Bancorp	2,978,306	29,515,012
VantageSouth Bancshares Inc.[a,b]	314,303	1,870,103
ViewPoint Financial Group	594,617	16,001,143
Washington Trust Bancorp Inc.	219,044	8,054,248
Webster Financial Corp.	1,342,786	42,351,470
WesBanco Inc.	391,385	12,148,590
West Bancorporation Inc.	237,500	3,617,125
Westamerica Bancorp[b]	391,448	20,464,901
Western Alliance Bancorp[a]	1,122,201	26,708,384
Wilshire Bancorp Inc.	1,034,755	10,626,934
Wintrust Financial Corp.	691,446	31,806,516
Yadkin Financial Corp.[a,b]	205,557	3,872,694

		1,921,770,383

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 2.19%
ABM Industries Inc.	830,351	$22,402,870
ACCO Brands Corp.[a,b]	1,700,159	10,898,019
ARC Document Solutions Inc.[a]	581,783	3,409,248
Brady Corp. Class A	705,327	21,068,118
Brink’s Co. (The)	720,724	20,338,831
Casella Waste Systems Inc. Class Aa	582,908	2,920,369
CECO Environmental Corp.	312,556	4,872,748
Cenveo Inc.[a,b]	834,575	3,096,273
Civeo Corp.[a]	1,394,915	34,914,723
Deluxe Corp.	744,177	43,593,889
EnerNOC Inc.[a,b]	403,852	7,652,995
Ennis Inc.	390,385	5,957,275
G&K Services Inc. Class A	296,399	15,433,496
Healthcare Services Group Inc.	1,044,619	30,753,583
Heritage-Crystal Clean Inc.[a,b]	135,385	2,657,608
Herman Miller Inc.	881,067	26,643,466
HNI Corp.	670,830	26,236,161
InnerWorkings Inc.[a,b]	524,758	4,460,443
Interface Inc.	987,536	18,605,178
Kimball International Inc. Class B	495,849	8,290,595
Knoll Inc.	721,229	12,498,899
McGrath RentCorp	384,975	14,147,831
Mobile Mini Inc.	694,022	33,236,714
MSA Safety Inc.	438,739	25,218,718
Multi-Color Corp.	184,850	7,395,849
NL Industries Inc.	106,331	987,815
Performant Financial Corp.[a,b]	442,293	4,467,159
Quad Graphics Inc.	410,562	9,184,272
Quest Resource Holding Corp.	189,215	985,810
Schawk Inc.	180,928	3,683,694
SP Plus Corp.[a]	229,887	4,917,283
Steelcase Inc. Class A	1,229,826	18,607,267
Team Inc.[a,b]	304,528	12,491,739
Tetra Tech Inc.	966,174	26,569,785
UniFirst Corp.	219,510	23,268,060
United Stationers Inc.	585,920	24,298,103
US Ecology Inc.	320,819	15,704,090
Viad Corp.	305,029	7,271,891
West Corp.	571,925	15,327,590

		574,468,457
COMMUNICATIONS EQUIPMENT — 1.60%
ADTRAN Inc.	839,570	18,940,699
Alliance Fiber Optic Products Inc.	175,369	3,174,179
Applied Optoelectronics Inc.[a,b]	219,658	5,096,066
Aruba Networks Inc.[a,b]	1,588,016	27,822,040
Bel Fuse Inc. Class B	150,357	3,859,664
Black Box Corp.	232,468	5,449,050
CalAmp Corp.[a,b]	535,581	11,600,685
Calix Inc.[a,b]	612,920	5,013,686
Ciena Corp.[a,b]	1,554,217	33,664,340
Clearfield Inc.[a]	169,390	2,844,058
Comtech Telecommunications Corp.	228,540	8,531,398
Digi International Inc.[a]	380,391	3,583,283
Emulex Corp.[a]	1,186,004	6,760,223
Extreme Networks Inc.[a,b]	1,412,180	6,270,079
Finisar Corp.[a,b]	1,430,801	28,258,320

Security	Shares	Value

Harmonic Inc.[a,b]	1,412,280	$10,535,609
Infinera Corp.[a,b]	1,823,161	16,773,081
InterDigital Inc.	601,643	28,758,535
Ixia[a,b]	854,019	9,761,437
KVH Industries Inc.[a,b]	235,476	3,068,252
NETGEAR Inc.[a]	543,300	18,890,541
Numerex Corp. Class Aa,b	215,947	2,481,231
Oclaro Inc.[a]	1,390,739	3,059,626
Oplink Communications Inc.[a,b]	276,745	4,696,363
ParkerVision Inc.[a,b]	1,346,352	1,992,601
Plantronics Inc.	632,793	30,405,704
Polycom Inc.[a]	2,052,424	25,716,873
Procera Networks Inc.[a,b]	305,512	3,082,616
Ruckus Wireless Inc.[a,b]	963,209	11,471,819
ShoreTel Inc.[a,b]	933,676	6,087,568
Sonus Networks Inc.[a,b]	3,651,509	13,108,917
TESSCO Technologies Inc.	84,720	2,688,166
Ubiquiti Networks Inc.[a,b]	441,523	19,952,424
ViaSat Inc.[a,b]	614,643	35,624,708

		419,023,841
COMPUTERS & PERIPHERALS — 0.49%
Cray Inc.[a,b]	604,917	16,090,792
Dot Hill Systems Corp.[a]	891,248	4,188,866
Eastman Kodak Co.[a]	262,243	6,417,086
Electronics For Imaging Inc.[a,b]	692,793	31,314,244
Fusion-io Inc.[a]	1,604,401	18,129,731
Immersion Corp.[a]	419,600	5,337,312
Intevac Inc.[a]	355,126	2,844,559
Nimble Storage Inc.[a]	137,570	4,226,150
QLogic Corp.[a]	1,298,672	13,103,601
Quantum Corp.[a,b]	3,269,798	3,989,154
Silicon Graphics International Corp.[a,b]	519,120	4,993,934
Super Micro Computer Inc.[a,b]	513,469	12,975,362
Violin Memory Inc.[a,b]	1,190,966	5,275,979

		128,886,770
CONSTRUCTION & ENGINEERING — 0.83%
Aegion Corp.[a]	565,551	13,160,372
Ameresco Inc. Class Aa,b	305,205	2,145,591
Argan Inc.	186,886	6,968,979
Comfort Systems USA Inc.	561,671	8,874,402
Dycom Industries Inc.[a,b]	505,184	15,817,311
EMCOR Group Inc.	1,000,284	44,542,646
Furmanite Corp.[a,b]	561,425	6,534,987
Granite Construction Inc.	581,780	20,932,444
Great Lakes Dredge & Dock Corp.[a]	889,936	7,110,589
Layne Christensen Co.[a,b]	297,003	3,950,140
MasTec Inc.[a,b]	921,558	28,402,417
MYR Group Inc.[a,b]	317,823	8,050,457
Northwest Pipe Co.[a,b]	141,161	5,693,023
Orion Marine Group Inc.[a]	410,108	4,441,470
Pike Corp.[a]	402,459	3,606,033
Primoris Services Corp.	564,167	16,270,576
Sterling Construction Co. Inc.[a,b]	287,110	2,693,092
Tutor Perini Corp.[a,b]	554,694	17,605,987

		216,800,516

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.20%
Headwaters Inc.[a]	1,093,451	$15,188,034
Texas Industries Inc.[a,b]	330,141	30,491,823
United States Lime & Minerals Inc.	30,324	1,964,995
US Concrete Inc.[a]	212,000	5,247,000

		52,891,852
CONSUMER FINANCE — 0.67%
Cash America International Inc.[b]	418,556	18,596,443
Consumer Portfolio Services Inc.[a]	281,115	2,142,096
Credit Acceptance Corp.[a]	104,901	12,913,313
Encore Capital Group Inc.[a,b]	382,215	17,360,205
EZCORP Inc. Class A NVS[a,b]	766,452	8,852,521
First Cash Financial Services Inc.[a,b]	430,689	24,803,380
Green Dot Corp. Class Aa,b	462,444	8,777,187
JGWPT Holdings Inc. Class Aa,b	177,712	2,001,037
Nelnet Inc. Class A	310,005	12,843,507
Nicholas Financial Inc.	155,213	2,228,859
Portfolio Recovery Associates Inc.[a,b]	744,244	44,304,845
Regional Management Corp.[a]	158,521	2,452,320
Springleaf Holdings Inc.[a,b]	365,770	9,491,732
World Acceptance Corp.[a,b]	124,599	9,464,540

		176,231,985
CONTAINERS & PACKAGING — 0.40%
AEP Industries Inc.[a,b]	66,922	2,333,570
Berry Plastics Group Inc.[a]	1,335,925	34,466,865
Graphic Packaging Holding Co.[a]	4,857,268	56,830,036
Myers Industries Inc.	411,824	8,273,544
UFP Technologies Inc.[a]	86,611	2,086,459

		103,990,474
DISTRIBUTORS — 0.23%
Core-Mark Holding Co. Inc.	350,358	15,986,835
Pool Corp.	670,787	37,939,713
VOXX International Corp.[a,b]	290,117	2,730,001
Weyco Group Inc.	99,116	2,716,770

		59,373,319
DIVERSIFIED CONSUMER SERVICES — 1.00%
2U Inc.[a]	152,450	2,562,684
American Public Education Inc.[a,b]	260,534	8,957,159
Ascent Media Corp. Class Aa,b	206,648	13,640,834
Bridgepoint Education Inc.[a,b]	229,881	3,052,820
Bright Horizons Family Solutions Inc.[a,b]	455,915	19,576,990
Capella Education Co.[b]	162,914	8,860,892
Career Education Corp.[a,b]	998,701	4,673,921
Carriage Services Inc.	242,804	4,159,233
Collectors Universe Inc.	102,478	2,007,544
Education Management Corp.[a,b]	318,866	538,884
Grand Canyon Education Inc.[a]	692,836	31,849,671
Houghton Mifflin Harcourt Co.[a,b]	1,619,444	31,028,547
ITT Educational Services Inc.[a,b]	348,974	5,824,376
JTH Holding Inc. Class Aa,b	57,566	1,917,523
K12 Inc.[a,b]	510,862	12,296,448
LifeLock Inc.[a,b]	1,195,779	16,693,075
Matthews International Corp. Class A	407,013	16,919,530
Regis Corp.	650,659	9,161,279
Sotheby’s	905,990	38,042,520
Steiner Leisure Ltd.[a,b]	219,161	9,487,480
Strayer Education Inc.[a]	161,675	8,489,554

Security	Shares	Value

Universal Technical Institute Inc.	321,026	$3,897,256
Weight Watchers International Inc.	411,317	8,296,264

		261,934,484
DIVERSIFIED FINANCIAL SERVICES — 0.27%
GAIN Capital Holdings Inc.	343,916	2,706,619
MarketAxess Holdings Inc.	560,944	30,324,633
Marlin Business Services Corp.	125,609	2,284,828
NewStar Financial Inc.[a,b]	396,009	5,567,886
PHH Corp.[a,b]	853,868	19,621,887
PICO Holdings Inc.[a,b]	339,320	8,062,243
Resource America Inc. Class A	185,271	1,732,284
Tiptree Financial Inc.	116,396	1,012,645

		71,313,025
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
8x8 Inc.[a,b]	1,319,653	10,662,796
Atlantic Tele-Network Inc.	139,913	8,114,954
Cbeyond Inc.[a]	406,755	4,047,212
Cincinnati Bell Inc.[a,b]	3,113,966	12,237,886
Cogent Communications Holdings Inc.	693,195	23,949,887
Consolidated Communications Holdings Inc.[b]	599,929	13,342,421
Enventis Corp.	208,256	3,298,775
Fairpoint Communications Inc.[a,b]	308,548	4,310,416
General Communication Inc. Class Aa	533,532	5,911,535
Globalstar Inc.[a]	4,078,847	17,335,100
Hawaiian Telcom Holdco Inc.[a,b]	158,222	4,526,731
IDT Corp. Class B	236,530	4,120,353
inContact Inc.[a,b]	902,043	8,289,775
Inteliquent Inc.	484,096	6,714,411
Intelsat SAa	406,475	7,657,989
Iridium Communications Inc.[a,b]	1,194,186	10,102,814
Lumos Networks Corp.	279,344	4,042,108
magicJack VocalTec Ltd.[a,b]	266,926	4,035,921
ORBCOMM Inc.[a,b]	640,325	4,219,742
Premiere Global Services Inc.[a,b]	719,098	9,599,958
Vonage Holdings Corp.[a,b]	2,588,192	9,705,720

		176,226,504
ELECTRIC UTILITIES — 1.42%
ALLETE Inc.	629,914	32,346,084
Cleco Corp.	897,268	52,893,949
El Paso Electric Co.	599,656	24,112,168
Empire District Electric Co. (The)	643,106	16,514,962
IDACORP Inc.	747,890	43,250,479
MGE Energy Inc.	515,838	20,380,759
NRG Yield Inc. Class Ab	299,026	15,564,303
Otter Tail Corp.	542,882	16,443,896
PNM Resources Inc.	1,184,444	34,739,742
Portland General Electric Co.[b]	1,157,581	40,133,333
UIL Holdings Corp.[b]	840,694	32,543,265
Unitil Corp.	207,203	7,009,677
UNS Energy Corp.	620,053	37,457,402

		373,390,019
ELECTRICAL EQUIPMENT — 1.14%
AZZ Inc.	380,681	17,541,780
Capstone Turbine Corp.[a,b]	4,905,521	7,407,337
Encore Wire Corp.	308,366	15,122,269

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

EnerSys	697,518	$47,982,263
Enphase Energy Inc.[a,b]	249,296	2,131,481
Franklin Electric Co. Inc.	709,492	28,613,812
FuelCell Energy Inc.[a,b]	3,281,281	7,875,074
Generac Holdings Inc.[a]	1,022,599	49,841,475
General Cable Corp.	723,981	18,577,352
Global Power Equipment Group Inc.	255,835	4,134,294
GrafTech International Ltd.[a,b]	1,749,123	18,295,827
LSI Industries Inc.	327,083	2,610,122
Plug Power Inc.[a]	2,482,220	11,616,790
Polypore International Inc.[a,b]	670,350	31,995,805
Powell Industries Inc.	138,543	9,057,941
Power Solutions International Inc.[a,b]	66,601	4,793,274
PowerSecure International Inc.[a,b]	329,881	3,213,041
Preformed Line Products Co.	39,444	2,123,271
Revolution Lighting Technologies Inc.[a,b]	435,902	1,002,575
Thermon Group Holdings Inc.[a,b]	474,409	12,486,445
Vicor Corp.[a,b]	247,785	2,076,438

		298,498,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.78%
Aeroflex Holding Corp.[a]	295,447	3,102,194
Agilysys Inc.[a]	214,973	3,026,820
Anixter International Inc.	403,913	40,419,574
Audience Inc.[a,b]	208,035	2,488,099
Badger Meter Inc.	215,122	11,326,173
Belden Inc.	648,178	50,661,592
Benchmark Electronics Inc.[a]	802,156	20,438,935
Checkpoint Systems Inc.[a,b]	621,117	8,689,427
Cognex Corp.[a]	1,290,951	49,572,518
Coherent Inc.[a]	371,661	24,592,808
Control4 Corp.[a,b]	169,789	3,321,073
CTS Corp.	503,851	9,422,014
CUI Global Inc.[a]	306,456	2,574,230
Daktronics Inc.	560,375	6,679,670
DTS Inc.[a]	253,758	4,671,685
Electro Rent Corp.	245,627	4,109,340
Electro Scientific Industries Inc.	365,666	2,490,185
Fabrinet[a,b]	521,613	10,745,228
FARO Technologies Inc.[a,b]	256,667	12,607,483
FEI Co.	628,136	56,990,779
GSI Group Inc.[a,b]	453,730	5,775,983
II-VI Inc.[a,b]	780,109	11,280,376
Insight Enterprises Inc.[a]	609,184	18,726,316
InvenSense Inc.[a,b]	1,055,914	23,958,689
Itron Inc.[a,b]	584,963	23,720,250
Kemet Corp.[a,b]	677,580	3,896,085
Littelfuse Inc.	334,760	31,115,942
Maxwell Technologies Inc.[a]	447,445	6,769,843
Measurement Specialties Inc.[a]	235,790	20,294,445
Mercury Systems Inc.[a]	492,624	5,586,356
Mesa Laboratories Inc.	41,069	3,448,153
Methode Electronics Inc.	562,986	21,511,695
MTS Systems Corp.	225,385	15,272,088
Multi-Fineline Electronix Inc.[a,b]	138,562	1,529,724
Newport Corp.[a]	591,679	10,946,062
OSI Systems Inc.[a]	296,738	19,807,261
Park Electrochemical Corp.	311,400	8,784,594
PC Connection Inc.	141,605	2,928,391
Plexus Corp.[a]	504,646	21,846,125
RealD Inc.[a,b]	599,782	7,653,218
Rofin-Sinar Technologies Inc.[a,b]	417,796	10,043,816

Security	Shares	Value

Rogers Corp.[a]	269,709	$17,895,192
Sanmina Corp.[a,b]	1,224,322	27,890,055
ScanSource Inc.[a]	423,700	16,134,496
Speed Commerce Inc.[a,b]	675,079	2,524,795
SYNNEX Corp.[a,b]	423,414	30,845,710
TTM Technologies Inc.[a]	810,578	6,646,740
Universal Display Corp.[a,b]	603,417	19,369,686
Viasystems Group Inc.[a]	76,877	837,191
Vishay Precision Group Inc.[a,b]	187,249	3,082,119

		728,051,223
ENERGY EQUIPMENT & SERVICES — 2.07%
Basic Energy Services Inc.[a,b]	472,321	13,801,220
Bristow Group Inc.	529,063	42,653,059
C&J Energy Services Inc.[a,b]	684,595	23,125,619
CARBO Ceramics Inc.	293,446	45,225,898
CHC Group Ltd.[a,b]	502,149	4,238,138
Dawson Geophysical Co.	121,741	3,487,880
ERA Group Inc.[a]	303,342	8,699,849
Exterran Holdings Inc.	870,853	39,179,676
Forum Energy Technologies Inc.[a]	885,356	32,253,519
Geospace Technologies Corp.[a,b]	195,080	10,745,006
Glori Energy Inc.[a]	181,013	1,965,801
Gulf Island Fabrication Inc.	216,868	4,666,999
GulfMark Offshore Inc. Class A	400,938	18,114,379
Helix Energy Solutions Group Inc.[a]	1,569,153	41,284,415
Hercules Offshore Inc.[a,b]	2,394,259	9,624,921
Hornbeck Offshore Services Inc.[a,b]	539,245	25,301,375
ION Geophysical Corp.[a,b]	1,927,068	8,132,227
Key Energy Services Inc.[a,b]	1,954,949	17,868,234
Matrix Service Co.[a]	393,317	12,896,864
McDermott International Inc.[a]	3,529,102	28,550,435
Mitcham Industries Inc.[a,b]	190,630	2,665,007
Natural Gas Services Group Inc.[a,b]	186,077	6,151,706
Newpark Resources Inc.[a]	1,263,165	15,739,036
North Atlantic Drilling Ltd.[b]	1,064,807	11,308,250
Nuverra Environmental Solutions Inc.[a,b]	218,353	4,391,079
Parker Drilling Co.[a,b]	1,804,331	11,764,238
PHI Inc.[a]	187,824	8,371,316
Pioneer Energy Services Corp.[a,b]	934,044	16,383,132
Profire Energy Inc.	198,099	893,426
RigNet Inc.[a,b]	178,156	9,588,356
SEACOR Holdings Inc.[a]	307,111	25,259,880
Tesco Corp.	515,512	11,001,026
TETRA Technologies Inc.[a,b]	1,175,250	13,844,445
Vantage Drilling Co.[a,b]	3,088,766	5,930,431
Willbros Group Inc.[a]	596,916	7,371,913

		542,478,755
FOOD & STAPLES RETAILING — 0.95%
Andersons Inc. (The)	419,559	21,640,853
Casey’s General Stores Inc.	572,249	40,223,382
Chefs’ Warehouse Inc. (The)[a,b]	267,114	5,280,844
Fairway Group Holdings Corp.[a,b]	242,856	1,614,992
Fresh Market Inc. (The)[a]	636,143	21,291,706
Ingles Markets Inc. Class A	196,633	5,181,280
Liberator Medical Holdings Inc.	467,938	1,754,768
Natural Grocers by Vitamin Cottage Inc.[a,b]	135,174	2,894,075
Pantry Inc. (The)[a,b]	350,353	5,675,719
PriceSmart Inc.	278,456	24,236,810
Roundy’s Inc.	583,253	3,213,724

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

SpartanNash Co.	559,493	$11,754,948
SUPERVALU Inc.[a]	3,015,824	24,790,073
Susser Holdings Corp.[a,b]	274,519	22,159,174
United Natural Foods Inc.[a,b]	737,728	48,026,093
Village Super Market Inc. Class A	95,581	2,258,579
Weis Markets Inc.	164,338	7,515,177

		249,512,197
FOOD PRODUCTS — 1.52%
Alico Inc.	44,816	1,680,152
Annie’s Inc.[a,b]	252,544	8,541,038
B&G Foods Inc. Class A	797,992	26,086,358
Boulder Brands Inc.[a,b]	908,731	12,885,806
Cal-Maine Foods Inc.	230,527	17,132,767
Calavo Growers Inc.	199,951	6,764,342
Chiquita Brands International Inc.[a]	700,028	7,595,304
Darling Ingredients Inc.[a,b]	2,445,040	51,101,336
Dean Foods Co.	1,388,682	24,426,916
Diamond Foods Inc.[a]	324,532	9,151,802
Farmer Bros. Co.[a,b]	111,006	2,398,840
Fresh Del Monte Produce Inc.[b]	537,708	16,480,750
Inventure Foods Inc.[a,b]	213,932	2,411,014
J&J Snack Foods Corp.	221,617	20,858,592
John B. Sanfilippo & Son Inc.	123,904	3,279,739
Lancaster Colony Corp.	275,197	26,187,746
Lifeway Foods Inc.	69,973	978,223
Limoneira Co.[b]	166,339	3,654,468
Omega Protein Corp.[a,b]	303,350	4,149,828
Post Holdings Inc.[a,b]	653,647	33,277,169
Sanderson Farms Inc.	343,086	33,347,959
Seaboard Corp.[a]	4,230	12,775,742
Seneca Foods Corp. Class Aa	122,182	3,738,769
Snyders-Lance Inc.	708,430	18,745,058
Tootsie Roll Industries Inc.[b]	280,565	8,259,834
TreeHouse Foods Inc.[a,b]	546,804	43,782,596

		399,692,148
GAS UTILITIES — 0.99%
Chesapeake Utilities Corp.	144,568	10,312,035
Laclede Group Inc. (The)	487,716	23,678,612
New Jersey Resources Corp.	626,543	35,813,198
Northwest Natural Gas Co.	403,816	19,039,924
ONE GAS Inc.	772,172	29,149,493
Piedmont Natural Gas Co.	1,154,654	43,195,606
South Jersey Industries Inc.	487,738	29,464,253
Southwest Gas Corp.	691,463	36,502,332
WGL Holdings Inc.	771,825	33,265,657

		260,421,110
HEALTH CARE EQUIPMENT & SUPPLIES — 3.08%
Abaxis Inc.	334,343	14,814,738
ABIOMED Inc.[a,b]	591,633	14,873,654
Accuray Inc.[a,b]	1,132,468	9,965,718
Analogic Corp.	184,826	14,460,786
AngioDynamics Inc.[a]	368,950	6,024,954
Anika Therapeutics Inc.[a,b]	214,253	9,926,342
Antares Pharma Inc.[a,b]	1,731,125	4,622,104
AtriCure Inc.[a]	407,156	7,483,527
Atrion Corp.	22,927	7,474,202
Cantel Medical Corp.	500,765	18,338,014

Security	Shares	Value

Cardiovascular Systems Inc.[a,b]	410,888	$12,803,270
Cerus Corp.[a,b]	1,071,177	4,445,385
CONMED Corp.	405,064	17,883,576
CryoLife Inc.	424,235	3,796,903
Cyberonics Inc.[a,b]	399,171	24,932,221
Cynosure Inc. Class Aa	331,568	7,045,820
Derma Sciences Inc.[a,b]	336,395	3,888,726
DexCom Inc.[a,b]	1,113,024	44,142,532
Endologix Inc.[a,b]	952,454	14,486,825
Exactech Inc.[a,b]	141,549	3,571,281
GenMark Diagnostics Inc.[a,b]	618,182	8,364,002
Globus Medical Inc. Class Aa,b	977,202	23,374,672
Greatbatch Inc.[a]	364,828	17,898,462
Haemonetics Corp.[a,b]	774,230	27,314,834
HeartWare International Inc.[a,b]	252,352	22,333,152
ICU Medical Inc.[a]	197,776	12,026,759
Inogen Inc.[a,b]	76,656	1,729,359
Insulet Corp.[a]	817,782	32,441,412
Integra LifeSciences Holdings Corp.[a,b]	371,072	17,462,648
Invacare Corp.	479,448	8,807,460
K2M Group Holdings Inc.[a]	131,114	1,950,976
LDR Holding Corp.[a,b]	246,829	6,173,193
Masimo Corp.[a]	720,193	16,996,555
Meridian Bioscience Inc.[b]	618,895	12,773,993
Merit Medical Systems Inc.[a,b]	640,577	9,672,713
Natus Medical Inc.[a]	478,775	12,036,404
Neogen Corp.[a]	545,194	22,064,001
NuVasive Inc.[a,b]	693,186	24,656,626
NxStage Medical Inc.[a,b]	912,604	13,114,120
OraSure Technologies Inc.[a,b]	833,190	7,173,766
Orthofix International NVa,b	274,789	9,961,101
Oxford Immunotec Global PLC[a]	193,184	3,251,287
PhotoMedex Inc.[a,b]	195,600	2,396,100
Quidel Corp.[a,b]	424,748	9,391,178
Rockwell Medical Technologies Inc.[a,b]	602,653	7,225,809
RTI Surgical Inc.[a]	852,741	3,709,423
Spectranetics Corp. (The)[a]	615,792	14,089,321
Staar Surgical Co.[a,b]	564,297	9,480,190
Steris Corp.	878,420	46,977,902
SurModics Inc.[a]	203,439	4,357,663
Symmetry Medical Inc.[a]	560,538	4,966,367
Tandem Diabetes Care Inc.[a,b]	126,457	2,056,191
Thoratec Corp.[a,b]	844,737	29,447,532
Tornier NVa,b	528,201	12,349,339
TransEnterix Inc.[a]	425,872	2,146,395
TriVascular Technologies Inc.[a]	110,370	1,718,461
Unilife Corp.[a,b]	1,537,916	4,552,231
Utah Medical Products Inc.	55,851	2,872,975
Vascular Solutions Inc.[a,b]	254,500	5,647,355
Veracyte Inc.[a,b]	96,555	1,653,022
Volcano Corp.[a,b]	762,769	13,432,362
West Pharmaceutical Services Inc.	1,050,652	44,316,501
Wright Medical Group Inc.[a,b]	741,419	23,280,557
Zeltiq Aesthetics Inc.[a,b]	431,869	6,560,090

		809,185,037
HEALTH CARE PROVIDERS & SERVICES — 2.35%
Acadia Healthcare Co. Inc.[a,b]	540,724	24,602,942
Addus HomeCare Corp.[a,b]	85,331	1,918,241
Air Methods Corp.[a]	582,242	30,072,799
Alliance HealthCare Services Inc.[a,b]	76,578	2,067,606
Almost Family Inc.[a]	126,320	2,789,146

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

Amedisys Inc.[a,b]	408,146	$6,832,364
AMN Healthcare Services Inc.[a,b]	693,378	8,528,549
AmSurg Corp.[a,b]	483,960	22,054,057
Bio-Reference Laboratories Inc.[a,b]	365,923	11,058,193
BioScrip Inc.[a,b]	1,016,558	8,478,094
BioTelemetry Inc.[a]	392,112	2,811,443
Capital Senior Living Corp.[a,b]	432,447	10,309,537
Chemed Corp.[b]	260,910	24,452,485
Chindex International Inc.[a]	206,791	4,898,879
CorVel Corp.[a]	165,403	7,472,908
Cross Country Healthcare Inc.[a]	462,193	3,013,498
Emeritus Corp.[a,b]	558,417	17,673,898
Ensign Group Inc. (The)	295,982	9,199,121
ExamWorks Group Inc.[a,b]	515,423	16,354,372
Five Star Quality Care Inc.[a]	637,143	3,192,086
Gentiva Health Services Inc.[a,b]	469,842	7,075,821
Hanger Inc.[a,b]	524,100	16,482,945
HealthSouth Corp.[b]	1,309,700	46,978,939
Healthways Inc.[a,b]	468,647	8,220,068
IPC The Hospitalist Co. Inc.[a,b]	256,142	11,326,599
Kindred Healthcare Inc.	815,305	18,833,546
Landauer Inc.	142,633	5,990,586
LHC Group Inc.[a]	184,620	3,945,329
Magellan Health Inc.[a,b]	409,926	25,513,794
Molina Healthcare Inc.[a,b]	448,615	20,021,687
MWI Veterinary Supply Inc.[a,b]	191,266	27,157,859
National Healthcare Corp.	153,619	8,647,214
National Research Corp. Class Aa	146,973	2,056,152
Owens & Minor Inc.[b]	938,180	31,879,356
PharMerica Corp.[a,b]	446,650	12,769,724
Providence Service Corp. (The)[a,b]	170,713	6,246,389
RadNet Inc.[a]	485,736	3,220,430
Select Medical Holdings Corp.	1,169,778	18,248,537
Skilled Healthcare Group Inc. Class Aa,b	347,929	2,188,473
Surgical Care Affiliates Inc.[a,b]	186,728	5,430,050
Team Health Holdings Inc.[a,b]	1,044,066	52,140,656
Triple-S Management Corp. Class Ba	363,063	6,509,720
U.S. Physical Therapy Inc.	181,873	6,218,238
Universal American Corp.	627,792	5,229,507
WellCare Health Plans Inc.[a]	634,758	47,391,032

		617,502,869
HEALTH CARE TECHNOLOGY — 0.52%
Castlight Health Inc.[a]	192,354	2,923,781
Computer Programs and Systems Inc.	166,358	10,580,369
HealthStream Inc.[a,b]	308,381	7,493,658
HMS Holdings Corp.[a,b]	1,304,025	26,615,150
MedAssets Inc.[a]	907,385	20,724,673
Medidata Solutions Inc.[a,b]	804,411	34,436,835
Merge Healthcare Inc.[a,b]	1,020,177	2,315,802
Omnicell Inc.[a,b]	544,918	15,644,596
Quality Systems Inc.	740,219	11,880,515
Vocera Communications Inc.[a,b]	324,322	4,281,050

		136,896,429
HOTELS, RESTAURANTS & LEISURE — 2.81%
Belmond Ltd.[a]	1,437,223	20,897,222
Biglari Holdings Inc.[a]	21,483	9,086,665
BJ’s Restaurants Inc.[a,b]	352,785	12,315,724
Bloomin’ Brands Inc.[a]	1,146,768	25,722,006
Bob Evans Farms Inc.	367,381	18,387,419

Security	Shares	Value

Boyd Gaming Corp.[a,b]	1,151,995	$13,973,699
Bravo Brio Restaurant Group Inc.[a,b]	286,560	4,473,202
Buffalo Wild Wings Inc.[a,b]	280,998	46,564,179
Caesars Acquisition Co.[a]	679,067	8,400,059
Caesars Entertainment Corp.[a,b]	761,719	13,771,880
Carrols Restaurant Group Inc.[a,b]	527,407	3,755,138
Cheesecake Factory Inc. (The)	742,663	34,474,416
Churchill Downs Inc.	199,850	18,008,483
Chuy’s Holdings Inc.[a]	245,063	8,895,787
ClubCorp Holdings Inc.	316,135	5,861,143
Cracker Barrel Old Country Store Inc.	283,798	28,257,767
Del Frisco’s Restaurant Group Inc.[a]	351,054	9,675,048
Denny’s Corp.[a,b]	1,298,465	8,465,992
Diamond Resorts International Inc.[a,b]	525,551	12,229,572
DineEquity Inc.	247,672	19,687,447
Einstein Noah Restaurant Group Inc.	165,096	2,651,442
Empire Resorts Inc.[a]	224,130	1,604,771
Famous Dave’s of America Inc.[a]	69,473	1,993,875
Fiesta Restaurant Group Inc.[a,b]	397,961	18,469,370
Ignite Restaurant Group Inc.[a,b]	109,577	1,595,441
International Speedway Corp. Class A	414,493	13,794,327
Interval Leisure Group Inc.[b]	591,497	12,977,444
Intrawest Resorts Holdings Inc.[a,b]	202,571	2,321,464
Isle of Capri Casinos Inc.[a]	331,031	2,833,625
Jack in the Box Inc.	595,340	35,625,146
Jamba Inc.[a,b]	259,521	3,140,204
Krispy Kreme Doughnuts Inc.[a,b]	969,777	15,497,036
La Quinta Holdings Inc.[a]	657,864	12,591,517
Life Time Fitness Inc.[a,b]	607,859	29,627,048
Marcus Corp. (The)	268,805	4,905,691
Marriott Vacations Worldwide Corp.[a]	421,371	24,704,982
Monarch Casino & Resort Inc.[a]	134,456	2,035,664
Morgans Hotel Group Co.[a]	428,953	3,401,597
Multimedia Games Holding Co. Inc.[a,b]	439,695	13,032,560
Nathan’s Famous Inc.[a,b]	46,715	2,531,486
Noodles & Co.[a,b]	160,831	5,530,978
Papa John’s International Inc.	455,575	19,311,824
Papa Murphy’s Holdings Inc.[a]	86,664	830,241
Penn National Gaming Inc.[a]	1,167,632	14,175,052
Pinnacle Entertainment Inc.[a,b]	852,441	21,464,464
Popeyes Louisiana Kitchen Inc.[a,b]	352,042	15,387,756
Potbelly Corp.[a]	221,954	3,542,386
Red Robin Gourmet Burgers Inc.[a,b]	212,734	15,146,661
Ruby Tuesday Inc.[a]	916,984	6,959,909
Ruth’s Hospitality Group Inc.	537,739	6,641,077
Scientific Games Corp. Class Aa,b	753,042	8,373,827
Sonic Corp.[a]	808,790	17,858,083
Speedway Motorsports Inc.	176,035	3,212,639
Texas Roadhouse Inc.	1,035,629	26,926,354
Vail Resorts Inc.	537,394	41,476,069
Zoe’s Kitchen Inc.[a]	86,664	2,979,508

		738,054,366
HOUSEHOLD DURABLES — 1.07%
Beazer Homes USA Inc.[a,b]	398,478	8,360,068
Cavco Industries Inc.[a,b]	131,336	11,202,961
CSS Industries Inc.	130,521	3,441,839
Dixie Group Inc.[a]	222,398	2,355,195
Ethan Allen Interiors Inc.	375,422	9,287,940
Flexsteel Industries	74,205	2,474,737
Helen of Troy Ltd.[a,b]	425,331	25,787,819
Hovnanian Enterprises Inc. Class Aa,b	1,735,463	8,937,634

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

Installed Building Products Inc.[a]	128,857	$1,578,498
iRobot Corp.[a,b]	437,969	17,934,831
KB Home	1,245,864	23,272,739
La-Z-Boy Inc.	778,856	18,046,094
LGI Homes Inc.[a,b]	212,418	3,876,628
Libbey Inc.[a]	319,681	8,516,302
Lifetime Brands Inc.	154,644	2,431,004
M.D.C. Holdings Inc.	581,101	17,601,549
M/I Homes Inc.[a,b]	364,807	8,853,866
Meritage Homes Corp.[a,b]	581,846	24,559,720
NACCO Industries Inc. Class A	72,199	3,653,269
New Home Co. Inc. (The)[a,b]	127,900	1,807,227
Ryland Group Inc. (The)	697,798	27,521,153
Skullcandy Inc.[a,b]	271,815	1,970,659
Standard-Pacific Corp.[a,b]	2,154,382	18,527,685
TRI Pointe Homes Inc.[a,b]	250,486	3,937,640
Turtle Beach Corp.[a]	104,195	962,762
UCP Inc.[a,b]	115,000	1,572,050
Universal Electronics Inc.[a,b]	237,058	11,587,395
WCI Communities Inc.[a,b]	174,187	3,363,551
William Lyon Homes Class Aa	260,673	7,934,886

		281,357,701
HOUSEHOLD PRODUCTS — 0.17%
Central Garden & Pet Co. Class Aa,b	645,758	5,940,974
Harbinger Group Inc.[a]	1,235,283	15,688,094
Oil-Dri Corp. of America	73,397	2,243,746
Orchids Paper Products Co.	119,935	3,842,717
WD-40 Co.	222,930	16,768,795

		44,484,326
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.33%
Atlantic Power Corp.[b]	1,801,601	7,386,564
Dynegy Inc.[a,b]	1,491,658	51,909,699
Ormat Technologies Inc.[b]	264,592	7,628,187
Pattern Energy Group Inc.	586,303	19,412,492

		86,336,942
INDUSTRIAL CONGLOMERATES — 0.07%
Raven Industries Inc.	542,148	17,966,785

		17,966,785
INSURANCE — 2.47%
Ambac Financial Group Inc.[a,b]	636,566	17,384,617
American Equity Investment Life Holding Co.	1,104,303	27,165,854
Amerisafe Inc.	278,208	11,314,719
AmTrust Financial Services Inc.[b]	447,048	18,691,077
Argo Group International Holdings Ltd.	389,408	19,902,643
Atlas Financial Holdings Inc.[a]	170,944	2,591,511
Baldwin & Lyons Inc. Class B	139,465	3,617,722
Citizens Inc.[a,b]	657,675	4,866,795
CNO Financial Group Inc.	3,238,351	57,642,648
Crawford & Co. Class B	405,645	4,088,902
Donegal Group Inc. Class A	113,128	1,730,858
eHealth Inc.[a,b]	282,688	10,733,663
EMC Insurance Group Inc.	69,112	2,127,267
Employers Holdings Inc.	467,583	9,903,408
Enstar Group Ltd.[a,b]	126,924	19,131,254
FBL Financial Group Inc. Class A	143,551	6,603,346

Security	Shares	Value

Federated National Holding Co.	168,086	$4,286,193
Fidelity & Guaranty Life	168,484	4,033,507
First American Financial Corp.	1,588,340	44,139,969
Global Indemnity PLC[a]	122,574	3,185,698
Greenlight Capital Re Ltd. Class Aa,b	421,841	13,895,442
Hallmark Financial Services Inc.[a]	216,249	2,324,677
HCI Group Inc.	134,706	5,469,064
Heritage Insurance Holdings Inc.[a]	102,507	1,559,131
Hilltop Holdings Inc.[a]	1,008,178	21,433,864
Horace Mann Educators Corp.	606,188	18,955,499
Independence Holding Co.	112,799	1,593,850
Infinity Property and Casualty Corp.	171,496	11,529,676
Kansas City Life Insurance Co.	57,100	2,596,908
Kemper Corp.	690,425	25,449,065
Maiden Holdings Ltd.	745,373	9,011,560
Meadowbrook Insurance Group Inc.	748,595	5,382,398
Montpelier Re Holdings Ltd.[b]	582,746	18,618,735
National General Holdings Corp.	527,299	9,175,003
National Interstate Corp.	100,537	2,817,047
National Western Life Insurance Co. Class A	33,403	8,331,042
Navigators Group Inc. (The)[a]	156,118	10,467,712
OneBeacon Insurance Group Ltd. Class Ab	338,720	5,263,709
Phoenix Companies Inc. (The)[a,b]	85,318	4,128,538
Platinum Underwriters Holdings Ltd.[b]	400,617	25,980,012
Primerica Inc.	812,127	38,860,277
RLI Corp.	639,364	29,270,084
Safety Insurance Group Inc.	193,291	9,931,292
Selective Insurance Group Inc.	836,457	20,677,217
State Auto Financial Corp.	227,760	5,336,417
Stewart Information Services Corp.	320,137	9,927,448
Symetra Financial Corp.	1,121,113	25,494,110
Third Point Reinsurance Ltd.[a]	843,556	12,872,665
United Fire Group Inc.	307,627	9,019,624
United Insurance Holdings Corp.	247,066	4,264,359
Universal Insurance Holdings Inc.	463,066	6,005,966

		648,784,042
INTERNET & CATALOG RETAIL — 0.47%
1-800-FLOWERS.COM Inc. Class Aa,b	371,180	2,152,844
Blue Nile Inc.[a,b]	181,060	5,069,680
Coupons.com Inc.[a]	179,250	4,716,068
FTD Companies Inc.[a,b]	282,870	8,992,437
Gaiam Inc. Class Aa	222,842	1,711,427
HSN Inc.	493,591	29,240,331
Lands’ End Inc.[a]	244,830	8,221,391
NutriSystem Inc.	429,460	7,348,061
Orbitz Worldwide Inc.[a]	766,501	6,821,859
Overstock.com Inc.[a,b]	170,840	2,694,147
PetMed Express Inc.	301,896	4,069,558
RetailMeNot Inc.[a,b]	457,454	12,172,851
Shutterfly Inc.[a,b]	573,069	24,676,351
Valuevision Media Inc. Class Aa	606,883	3,028,346
Vitacost.com Inc.[a,b]	330,867	2,071,227

		122,986,578
INTERNET SOFTWARE & SERVICES — 2.80%
Aerohive Networks Inc.[a]	141,538	1,163,442
Amber Road Inc.[a]	132,565	2,138,273
Angie’s List Inc.[a,b]	645,128	7,702,828
Bankrate Inc.[a,b]	995,932	17,468,647
Bazaarvoice Inc.[a,b]	746,326	5,888,512

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

Benefitfocus Inc.[a,b]	73,327	$3,389,174
Blucora Inc.[a,b]	625,612	11,805,298
Borderfree Inc.[a]	88,752	1,470,621
Brightcove Inc.[a,b]	476,822	5,025,704
Carbonite Inc.[a,b]	263,012	3,148,254
Care.com Inc.[a,b]	99,593	1,260,847
ChannelAdvisor Corp.[a,b]	307,536	8,106,649
Chegg Inc.[a,b]	1,094,352	7,704,238
comScore Inc.[a]	515,791	18,300,265
Constant Contact Inc.[a,b]	465,951	14,961,687
Conversant Inc.[a,b]	996,584	25,313,234
Cornerstone OnDemand Inc.[a,b]	789,570	36,336,011
Cvent Inc.[a,b]	266,507	7,752,689
Dealertrack Technologies Inc.[a,b]	795,982	36,089,824
Demand Media Inc.[a]	647,958	3,123,158
Demandware Inc.[a,b]	446,320	30,961,218
Dice Holdings Inc.[a]	586,488	4,463,174
Digital River Inc.[a]	487,125	7,516,339
E2open Inc.[a,b]	344,450	7,119,781
EarthLink Holdings Corp.	1,529,394	5,689,346
Endurance International Group Holdings Inc.[a,b]	447,846	6,847,565
Envestnet Inc.[a,b]	505,873	24,747,307
Everyday Health Inc.[a]	112,369	2,076,579
Five9 Inc.[a]	181,161	1,304,359
Global Eagle Entertainment Inc.[a,b]	566,566	7,025,418
Gogo Inc.[a,b]	830,156	16,237,851
GrubHub Inc.[a]	132,683	4,698,305
GTT Communications Inc.[a]	209,294	2,136,892
Internap Network Services Corp.[a,b]	808,159	5,697,521
IntraLinks Holdings Inc.[a,b]	581,698	5,171,295
j2 Global Inc.[b]	702,754	35,742,068
Limelight Networks Inc.[a]	814,991	2,493,872
Liquidity Services Inc.[a,b]	394,586	6,218,675
LivePerson Inc.[a]	808,362	8,204,874
LogMeIn Inc.[a]	361,396	16,848,282
Marchex Inc. Class B	487,883	5,864,354
Marin Software Inc.[a,b]	391,283	4,605,401
Marketo Inc.[a,b]	380,860	11,075,409
Millennial Media Inc.[a,b]	1,119,820	5,587,902
Monster Worldwide Inc.[a,b]	1,356,856	8,873,838
Move Inc.[a,b]	590,112	8,727,756
NIC Inc.	970,855	15,388,052
OpenTable Inc.[a,b]	348,538	36,108,537
OPOWER Inc.[a]	115,389	2,175,083
Perficient Inc.[a,b]	512,214	9,972,807
Q2 Holdings Inc.[a]	146,913	2,094,979
QuinStreet Inc.[a]	484,409	2,669,094
RealNetworks Inc.[a]	339,774	2,592,476
Reis Inc.[b]	126,178	2,659,832
Rocket Fuel Inc.[a,b]	272,651	8,476,720
SciQuest Inc.[a,b]	407,556	7,209,666
Shutterstock Inc.[a,b]	226,025	18,755,554
SPS Commerce Inc.[a,b]	241,224	15,242,945
Stamps.com Inc.[a]	208,873	7,036,931
TechTarget Inc.[a,b]	246,266	2,172,066
Textura Corp.[a,b]	276,975	6,547,689
Travelzoo Inc.[a,b]	111,106	2,149,901
Tremor Video Inc.[a,b]	526,973	2,487,313
TrueCar Inc.[a]	115,508	1,707,208
Trulia Inc.[a,b]	548,561	25,990,820
Unwired Planet Inc.[a,b]	1,460,669	3,257,292
VistaPrint NVa,b	495,274	20,038,786
Web.com Group Inc.[a]	769,241	22,207,988

Security	Shares	Value

WebMD Health Corp.[a,b]	575,598	$27,801,383
Wix.com Ltd.[a,b]	206,006	4,087,159
XO Group Inc.[a,b]	402,455	4,918,000
Xoom Corp.[a,b]	459,261	12,106,120
YuMe Inc.[a,b]	269,305	1,588,900
Zix Corp.[a,b]	889,307	3,041,430

		734,569,467
IT SERVICES — 2.28%
Acxiom Corp.[a,b]	1,143,289	24,797,938
Blackhawk Network Holdings Inc.[a,b]	781,875	22,064,513
CACI International Inc. Class Aa,b	349,509	24,539,027
Cardtronics Inc.[a,b]	661,744	22,552,236
Cass Information Systems Inc.	171,299	8,475,875
CIBER Inc.[a]	1,137,361	5,618,563
Computer Task Group Inc.	225,736	3,715,615
Convergys Corp.	1,509,022	32,353,432
CSG Systems International Inc.	507,681	13,255,551
Datalink Corp.[a,b]	291,495	2,914,950
EPAM Systems Inc.[a,b]	528,942	23,141,212
Euronet Worldwide Inc.[a,b]	757,722	36,552,509
EVERTEC Inc.	975,736	23,651,841
ExlService Holdings Inc.[a]	486,494	14,327,248
Forrester Research Inc.	163,005	6,174,629
Global Cash Access Inc.[a,b]	981,593	8,736,178
Hackett Group Inc. (The)	372,167	2,221,837
Heartland Payment Systems Inc.	533,148	21,971,029
Higher One Holdings Inc.[a,b]	481,951	1,836,233
iGATE Corp.[a]	546,547	19,888,845
Information Services Group Inc.[a]	485,128	2,333,466
Lionbridge Technologies Inc.[a]	960,278	5,704,051
Luxoft Holding Inc.[a,b]	116,500	4,200,990
ManTech International Corp. Class Ab	356,871	10,534,832
MAXIMUS Inc.	1,006,470	43,298,339
ModusLink Global Solutions Inc.[a,b]	558,057	2,087,133
MoneyGram International Inc.[a,b]	433,453	6,384,763
NeuStar Inc. Class Aa	331,105	8,615,352
PRGX Global Inc.[a,b]	440,036	2,811,830
Sapient Corp.[a]	1,702,673	27,668,436
Science Applications International Corp.	624,416	27,574,211
ServiceSource International Inc.[a,b]	1,016,780	5,897,324
Sykes Enterprises Inc.[a]	586,753	12,750,143
Syntel Inc.[a]	230,903	19,848,422
TeleTech Holdings Inc.[a]	261,683	7,586,190
Unisys Corp.[a,b]	760,564	18,816,353
Virtusa Corp.[a,b]	386,294	13,829,325
WEX Inc.[a,b]	575,983	60,460,936

		599,191,357
LEISURE EQUIPMENT & PRODUCTS — 0.50%
Arctic Cat Inc.	192,420	7,585,196
Black Diamond Inc.[a,b]	339,243	3,806,306
Brunswick Corp.	1,378,299	58,067,737
Callaway Golf Co.	1,155,708	9,615,490
Escalade Inc.	147,150	2,375,001
JAKKS Pacific Inc.[b]	281,209	2,176,558
Johnson Outdoors Inc. Class A	75,616	1,950,893
LeapFrog Enterprises Inc.[a,b]	976,263	7,175,533
Malibu Boats Inc. Class Aa,b	107,698	2,164,730
Marine Products Corp.	162,014	1,344,716
Nautilus Inc.[a,b]	463,986	5,145,605

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

Smith & Wesson Holding Corp.[a,b]	818,392	$11,899,420
Sturm, Ruger & Co. Inc.[b]	288,723	17,037,544

		130,344,729
LIFE SCIENCES TOOLS & SERVICES — 0.49%
Accelerate Diagnostics Inc.[a,b]	337,298	8,769,748
Affymetrix Inc.[a,b]	1,088,298	9,696,735
Albany Molecular Research Inc.[a,b]	350,926	7,060,631
Cambrex Corp.[a]	457,285	9,465,799
Enzo Biochem Inc.[a]	507,650	2,665,163
Fluidigm Corp.[a]	416,885	12,256,419
Furiex Pharmaceuticals Inc.[a]	106,104	11,266,123
Luminex Corp.[a,b]	558,915	9,585,392
NanoString Technologies Inc.[a]	149,252	2,231,317
Pacific Biosciences of California Inc.[a,b]	854,454	5,280,526
PAREXEL International Corp.[a]	845,555	44,679,126
Sequenom Inc.[a,b]	1,737,279	6,723,270

		129,680,249
MACHINERY — 3.28%
Accuride Corp.[a,b]	578,252	2,827,652
Actuant Corp. Class A	1,055,961	36,504,572
Alamo Group Inc.	106,560	5,763,830
Albany International Corp. Class A	419,006	15,905,468
Altra Industrial Motion Corp.	402,958	14,663,642
American Railcar Industries Inc.[b]	140,852	9,545,540
ARC Group Worldwide Inc.[a]	45,575	692,740
Astec Industries Inc.	281,207	12,339,363
Barnes Group Inc.	806,108	31,067,402
Blount International Inc.[a,b]	737,231	10,402,329
Briggs & Stratton Corp.[b]	695,685	14,233,715
Chart Industries Inc.[a,b]	453,057	37,485,936
CIRCOR International Inc.	262,781	20,268,299
CLARCOR Inc.	749,533	46,358,616
Columbus McKinnon Corp.	294,647	7,970,201
Commercial Vehicle Group Inc.[a,b]	393,060	3,946,322
Douglas Dynamics Inc.	332,632	5,860,976
Dynamic Materials Corp.	210,193	4,651,571
Energy Recovery Inc.[a,b]	577,599	2,841,787
EnPro Industries Inc.[a]	337,938	24,723,544
ESCO Technologies Inc.	395,363	13,695,374
ExOne Co. (The)[a,b]	147,446	5,841,811
Federal Signal Corp.	936,291	13,716,663
FreightCar America Inc.	180,347	4,515,889
Global Brass & Copper Holdings Inc.	317,027	5,357,756
Gorman-Rupp Co. (The)	280,847	9,933,558
Graham Corp.	150,569	5,241,307
Greenbrier Companies Inc. (The)[a,b]	409,851	23,607,418
Harsco Corp.	1,199,554	31,944,123
Hillenbrand Inc.	933,063	30,436,515
Hurco Companies Inc.	97,482	2,748,992
Hyster-Yale Materials Handling Inc.	153,024	13,548,745
John Bean Technologies Corp.	433,901	13,446,592
Kadant Inc.	166,832	6,414,690
L.B. Foster Co. Class A	154,646	8,369,442
Lindsay Corp.[b]	191,359	16,164,095
Lydall Inc.[a]	253,895	6,949,106
Manitex International Inc.[a,b]	210,080	3,411,699
Meritor Inc.[a]	1,456,046	18,986,840
Miller Industries Inc.	169,417	3,486,602
Mueller Industries Inc.	843,243	24,799,777

Security	Shares	Value

Mueller Water Products Inc. Class A	2,370,607	$20,482,044
NN Inc.	260,805	6,671,392
Omega Flex Inc.	43,175	847,094
Proto Labs Inc.[a,b]	336,232	27,544,125
RBC Bearings Inc.	345,862	22,152,461
Rexnord Corp.[a]	1,116,207	31,421,227
Standex International Corp.	190,200	14,166,096
Sun Hydraulics Corp.	328,012	13,317,287
Tennant Co.	274,121	20,920,915
Titan International Inc.[b]	656,435	11,041,237
TriMas Corp.[a,b]	672,747	25,651,843
Twin Disc Inc.	123,062	4,067,199
Wabash National Corp.[a,b]	1,025,966	14,620,016
Watts Water Technologies Inc. Class A	423,867	26,165,310
Woodward Inc.	985,676	49,461,222
Xerium Technologies Inc.[a,b]	162,507	2,268,598

		861,468,565
MARINE — 0.23%
Baltic Trading Ltd.	730,906	4,370,818
International Shipholding Corp.	86,623	1,985,399
Matson Inc.	639,595	17,166,730
Navios Maritime Holdings Inc.	1,178,810	11,929,557
Safe Bulkers Inc.	578,071	5,641,973
Scorpio Bulkers Inc.[a,b]	2,005,273	17,846,930
Ultrapetrol (Bahamas) Ltd.[a,b]	324,337	963,281

		59,904,688
MEDIA — 1.42%
A.H. Belo Corp. Class A	285,866	3,387,512
AMC Entertainment Holdings Inc. Class A	314,034	7,810,026
Carmike Cinemas Inc.[a,b]	342,765	12,041,334
Central European Media Enterprises Ltd. Class Aa,b	1,059,660	2,988,241
Crown Media Holdings Inc. Class Aa,b	525,694	1,908,269
Cumulus Media Inc. Class Aa,b	2,014,089	13,272,847
Daily Journal Corp.[a,b]	16,080	3,323,575
Dex Media Inc.[a,b]	223,568	2,490,548
E.W. Scripps Co. (The) Class Aa,b	465,223	9,844,119
Entercom Communications Corp. Class Aa	362,688	3,891,642
Entravision Communications Corp. Class A	847,806	5,273,353
Eros International PLC[a]	290,923	4,413,302
Global Sources Ltd.[a,b]	267,885	2,218,088
Gray Television Inc.[a,b]	738,679	9,698,855
Harte-Hanks Inc.	731,409	5,258,831
Hemisphere Media Group Inc.[a,b]	130,939	1,644,594
Journal Communications Inc. Class Aa	672,414	5,964,312
Lee Enterprises Inc.[a]	796,248	3,543,304
Loral Space & Communications Inc.[a]	195,093	14,181,310
Martha Stewart Living Omnimedia Inc. Class Aa,b	444,128	2,087,402
McClatchy Co. (The) Class Aa,b	908,578	5,042,608
MDC Partners Inc.	630,931	13,558,707
Media General Inc. Class Aa,b	808,123	16,590,765
Meredith Corp.	534,257	25,836,669
National CineMedia Inc.	905,619	15,857,389
New Media Investment Group Inc.[a]	445,935	6,292,143
New York Times Co. (The) Class Ab	2,055,489	31,263,988
Nexstar Broadcasting Group Inc.	454,938	23,479,350
Radio One Inc. Class Da	343,324	1,692,587
ReachLocal Inc.[a,b]	196,471	1,381,191
Reading International Inc. Class Aa,b	264,080	2,252,602
Rentrak Corp.[a,b]	148,091	7,767,373

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

Saga Communications Inc. Class A	54,556	$2,330,632
Salem Communications Corp. Class A	160,956	1,522,644
Scholastic Corp.	395,056	13,467,459
SFX Entertainment Inc.[a,b]	656,398	5,316,824
Sinclair Broadcast Group Inc. Class Ab	1,021,094	35,483,016
Sizmek Inc.[a,b]	330,736	3,151,914
Time Inc.[a]	1,638,116	39,675,170
World Wrestling Entertainment Inc. Class Ab	439,623	5,244,702

		372,449,197
METALS & MINING — 1.36%
A.M. Castle & Co.[a,b]	270,379	2,984,984
AK Steel Holding Corp.[a,b]	2,035,013	16,198,703
Allied Nevada Gold Corp.[a,b]	1,556,683	5,853,128
Ampco-Pittsburgh Corp.	124,678	2,860,113
Century Aluminum Co.[a,b]	766,006	12,010,974
Coeur Mining Inc.[a,b]	1,538,767	14,125,881
Commercial Metals Co.	1,750,965	30,309,204
Gerber Scientific Inc. Escrow[a,c]	276,144	2,761
Globe Specialty Metals Inc.	949,890	19,738,714
Gold Resource Corp.[b]	559,384	2,830,483
Handy & Harman Ltd.[a]	73,938	1,979,320
Haynes International Inc.	184,830	10,459,530
Hecla Mining Co.	5,083,325	17,537,471
Horsehead Holding Corp.[a,b]	755,130	13,788,674
Kaiser Aluminum Corp.	268,295	19,550,657
Materion Corp.	306,793	11,348,273
Molycorp Inc.[a,b]	2,704,543	6,950,676
Noranda Aluminium Holding Corp.	658,782	2,325,500
Olympic Steel Inc.	138,335	3,423,791
RTI International Metals Inc.[a,b]	457,215	12,157,347
Schnitzer Steel Industries Inc. Class A	393,436	10,256,877
Stillwater Mining Co.[a,b]	1,781,649	31,267,940
SunCoke Energy Inc.[a]	1,038,115	22,319,473
Universal Stainless & Alloy Products Inc.[a,b]	106,450	3,457,496
US Silica Holdings Inc.	798,662	44,277,821
Walter Energy Inc.[b]	954,195	5,200,363
Worthington Industries Inc.	765,287	32,937,953

		356,154,107
MULTI-UTILITIES — 0.38%
Avista Corp.	894,837	29,994,936
Black Hills Corp.	663,541	40,734,782
NorthWestern Corp.	580,100	30,275,419

		101,005,137
MULTILINE RETAIL — 0.14%
Bon-Ton Stores Inc. (The)[b]	209,522	2,160,172
Burlington Stores Inc.[a,b]	425,739	13,564,044
Fred’s Inc. Class A	549,568	8,402,895
Tuesday Morning Corp.[a,b]	647,562	11,539,555

		35,666,666
OIL, GAS & CONSUMABLE FUELS — 4.30%
Abraxas Petroleum Corp.[a,b]	1,227,954	7,686,992
Adams Resources & Energy Inc.	32,559	2,543,835
Alon USA Energy Inc.	389,003	4,839,197
Alpha Natural Resources Inc.[a,b]	3,296,962	12,231,729
American Eagle Energy Corp.[a]	451,873	2,706,719

Security	Shares	Value

Amyris Inc.[a,b]	392,753	$1,464,969
Apco Oil and Gas International Inc.[a]	140,787	2,031,556
Approach Resources Inc.[a,b]	584,927	13,295,391
Arch Coal Inc.[b]	3,162,378	11,542,680
Ardmore Shipping Corp.	268,165	3,708,722
Bill Barrett Corp.[a,b]	739,455	19,802,605
Bonanza Creek Energy Inc.[a,b]	487,320	27,869,831
BPZ Resources Inc.[a,b]	1,770,496	5,453,128
Callon Petroleum Co.[a,b]	601,232	7,004,353
Carrizo Oil & Gas Inc.[a,b]	676,281	46,839,222
Clayton Williams Energy Inc.[a,b]	87,744	12,053,393
Clean Energy Fuels Corp.[a,b]	1,041,302	12,204,059
Cloud Peak Energy Inc.[a,b]	906,881	16,704,748
Comstock Resources Inc.[b]	711,799	20,528,283
Contango Oil & Gas Co.[a]	258,644	10,943,228
Delek US Holdings Inc.[b]	881,757	24,892,000
DHT Holdings Inc.	1,031,290	7,425,288
Diamondback Energy Inc.[a,b]	565,692	50,233,450
Dorian LPG Ltd.[a]	108,276	2,489,265
Emerald Oil Inc.[a,b]	849,396	6,497,879
Energy XXI (Bermuda) Ltd.	1,387,171	32,778,851
Equal Energy Ltd.	533,662	2,892,448
Evolution Petroleum Corp.	291,501	3,191,936
EXCO Resources Inc.[b]	2,261,205	13,318,497
Forest Oil Corp.[a]	1,781,997	4,062,953
Frontline Ltd.[a,b]	985,242	2,876,907
FX Energy Inc.[a,b]	800,349	2,889,260
GasLog Ltd.[b]	625,600	19,950,384
Gastar Exploration Inc.[a,b]	820,792	7,149,098
Goodrich Petroleum Corp.[a,b]	516,934	14,267,378
Green Plains Inc.[b]	555,727	18,266,746
Halcon Resources Corp.[a,b]	3,873,937	28,241,001
Hallador Energy Co.	131,942	1,252,130
Harvest Natural Resources Inc.[a]	625,378	3,120,636
Isramco Inc.[a,b]	13,503	1,716,501
Jones Energy Inc. Class Aa	166,932	3,422,106
Knightsbridge Tankers Ltd.[b]	498,721	7,076,851
Kodiak Oil & Gas Corp.[a,b]	3,961,688	57,642,560
Magnum Hunter Resources Corp.[a,b]	2,952,897	24,213,755
Matador Resources Co.[a,b]	1,089,081	31,888,292
Midstates Petroleum Co. Inc.[a,b]	552,366	3,993,606
Miller Energy Resources Inc.[a,b]	451,481	2,889,478
Navios Maritime Acquisition Corp.	1,221,616	4,532,195
Nordic American Tankers Ltd.[b]	1,328,137	12,657,146
Northern Oil and Gas Inc.[a,b]	908,768	14,803,831
Pacific Ethanol Inc.[a]	301,066	4,603,299
Panhandle Oil and Gas Inc.	104,464	5,853,118
Parsley Energy Inc. Class Aa	742,826	17,879,822
PDC Energy Inc.[a,b]	532,250	33,611,587
Penn Virginia Corp.[a,b]	974,536	16,518,385
PetroCorp Inc. Escrow[a,c]	26,106	—
PetroQuest Energy Inc.[a,b]	866,535	6,516,343
Quicksilver Resources Inc.[a,b]	1,877,500	5,012,925
Renewable Energy Group Inc.[a,b]	513,069	5,884,901
Rentech Inc.[a]	3,106,342	8,045,426
Resolute Energy Corp.[a,b]	1,157,637	10,001,984
REX American Resources Corp.[a,b]	93,268	6,837,477
Rex Energy Corp.[a,b]	714,263	12,649,598
Ring Energy Inc.[a]	276,664	4,827,787
Rosetta Resources Inc.[a,b]	913,304	50,094,724
RSP Permian Inc.[a,b]	326,498	10,591,595
Sanchez Energy Corp.[a,b]	678,031	25,487,185
Scorpio Tankers Inc.	2,967,141	30,175,824

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

SemGroup Corp. Class A	633,499	$49,951,396
Ship Finance International Ltd.[b]	878,100	16,323,879
Solazyme Inc.[a,b]	1,128,734	13,296,487
Stone Energy Corp.[a]	835,083	39,073,534
Swift Energy Co.[a,b]	653,257	8,479,276
Synergy Resources Corp.[a,b]	989,032	13,104,674
Teekay Tankers Ltd. Class Ab	931,909	3,997,890
TransAtlantic Petroleum Ltd.[a]	336,276	3,830,184
Triangle Petroleum Corp.[a,b]	1,123,730	13,203,827
VAALCO Energy Inc.[a,b]	744,724	5,384,355
Vertex Energy Inc.[a]	175,267	1,701,843
W&T Offshore Inc.	520,934	8,527,690
Warren Resources Inc.[a]	1,099,465	6,816,683
Western Refining Inc.	791,109	29,706,143
Westmoreland Coal Co.[a]	198,011	7,183,839

		1,127,260,748
PAPER & FOREST PRODUCTS — 0.73%
Boise Cascade Co.[a]	585,429	16,766,687
Clearwater Paper Corp.[a]	303,885	18,755,782
Deltic Timber Corp.	165,532	10,001,443
KapStone Paper and Packaging Corp.[a]	1,249,828	41,406,802
Louisiana-Pacific Corp.[a]	2,098,801	31,523,991
Neenah Paper Inc.	244,351	12,987,256
P.H. Glatfelter Co.	641,013	17,006,075
Resolute Forest Products Inc.[a,b]	970,766	16,289,453
Schweitzer-Mauduit International Inc.	453,285	19,790,423
Wausau Paper Corp.	629,952	6,816,081

		191,343,993
PERSONAL PRODUCTS — 0.17%
Elizabeth Arden Inc.[a,b]	385,757	8,262,915
Female Health Co. (The)	322,741	1,778,303
IGI Laboratories Inc.[a]	427,130	2,268,060
Inter Parfums Inc.	248,109	7,331,621
Medifast Inc.[a]	196,063	5,962,276
Nature’s Sunshine Products Inc.	163,002	2,766,144
Nutraceutical International Corp.[a]	130,516	3,114,112
Revlon Inc. Class Aa,b	169,782	5,178,351
Synutra International Inc.[a]	265,822	1,783,666
USANA Health Sciences Inc.[a,b]	95,740	7,481,123

		45,926,571
PHARMACEUTICALS — 1.69%
AcelRx Pharmaceuticals Inc.[a,b]	355,234	3,641,148
Achaogen Inc.[a]	102,507	1,430,998
Aerie Pharmaceuticals Inc.[a,b]	156,093	3,866,424
Akorn Inc.[a,b]	926,148	30,794,421
Alimera Sciences Inc.[a,b]	389,581	2,329,694
Ampio Pharmaceuticals Inc.[a,b]	587,849	4,908,539
ANI Pharmaceuticals Inc.[a]	102,137	3,517,598
Aratana Therapeutics Inc.[a,b]	362,929	5,665,322
Auxilium Pharmaceuticals Inc.[a,b]	747,969	15,004,258
AVANIR Pharmaceuticals Inc. Class Aa,b	2,380,214	13,424,407
Bio-Path Holdings Inc.	1,090,236	3,325,220
BioDelivery Sciences International Inc.[a,b]	621,676	7,503,629
Cempra Inc.[a,b]	339,623	3,644,155
Corcept Therapeutics Inc.[a,b]	809,934	2,267,815
Depomed Inc.[a]	862,559	11,989,570
Egalet Corp.[a,b]	51,017	669,343

Security	Shares	Value

Endocyte Inc.[a,b]	534,961	$3,525,393
Horizon Pharma Inc.[a,b]	966,822	15,295,124
Impax Laboratories Inc.[a,b]	1,041,812	31,243,942
Intra-Cellular Therapies Inc.[a]	254,039	4,283,098
Lannett Co. Inc.[a,b]	382,132	18,961,390
Medicines Co. (The)[a,b]	965,282	28,051,095
Nektar Therapeutics[a,b]	1,888,827	24,214,762
Omeros Corp.[a,b]	505,572	8,796,953
Pacira Pharmaceuticals Inc.[a,b]	529,712	48,659,344
Pain Therapeutics Inc.[a]	565,174	3,249,751
Pernix Therapeutics Holdings Inc.[a]	494,190	4,437,826
Phibro Animal Health Corp.[a]	217,748	4,779,569
POZEN Inc.[a,b]	412,309	3,434,534
Prestige Brands Holdings Inc.[a,b]	770,698	26,118,955
Relypsa Inc.[a]	251,182	6,108,746
Repros Therapeutics Inc.[a,b]	345,024	5,968,915
Revance Therapeutics Inc.[a,b]	104,209	3,543,106
Sagent Pharmaceuticals Inc.[a,b]	325,067	8,406,233
SciClone Pharmaceuticals Inc.[a,b]	771,022	4,055,576
Sucampo Pharmaceuticals Inc. Class Aa,b	263,471	1,817,950
Supernus Pharmaceuticals Inc.[a,b]	435,052	4,763,819
TherapeuticsMD Inc.[a,b]	1,494,343	6,604,996
Theravance Biopharma Inc.[a]	349,558	11,143,909
Theravance Inc.[a]	1,223,512	36,436,187
VIVUS Inc.[a,b]	1,341,772	7,138,227
XenoPort Inc.[a,b]	840,966	4,061,866
Zogenix Inc.[a,b]	1,825,066	3,668,383

		442,752,190
PROFESSIONAL SERVICES — 1.37%
Acacia Research Corp.[b]	745,607	13,234,524
Advisory Board Co. (The)[a,b]	543,409	28,148,586
Barrett Business Services Inc.	107,542	5,054,474
CBIZ Inc.[a,b]	616,849	5,570,147
CDI Corp.	213,620	3,078,264
Corporate Executive Board Co. (The)	502,603	34,287,577
Corporate Resource Services Inc.[a]	260,821	777,247
CRA International Inc.[a]	150,379	3,466,236
Exponent Inc.	195,084	14,457,675
Franklin Covey Co.[a]	162,711	3,275,373
FTI Consulting Inc.[a,b]	607,751	22,985,143
GP Strategies Corp.[a,b]	221,084	5,721,654
Heidrick & Struggles International Inc.	271,672	5,025,932
Hill International Inc.[a]	357,879	2,229,586
Huron Consulting Group Inc.[a,b]	350,301	24,808,317
ICF International Inc.[a]	297,154	10,507,366
Insperity Inc.	337,771	11,146,443
Kelly Services Inc. Class A	406,143	6,973,475
Kforce Inc.	407,463	8,821,574
Korn/Ferry International[a]	739,886	21,730,452
Mistras Group Inc.[a,b]	244,646	5,998,720
Navigant Consulting Inc.[a]	731,965	12,772,789
On Assignment Inc.[a]	807,116	28,709,116
Paylocity Holding Corp.[a]	124,451	2,691,875
Pendrell Corp.[a]	2,437,371	4,289,773
Resources Connection Inc.	578,149	7,579,533
RPX Corp.[a,b]	787,587	13,979,669
TriNet Group Inc.[a]	233,562	5,621,837
TrueBlue Inc.[a]	615,241	16,962,194
VSE Corp.	61,987	4,358,926
WageWorks Inc.[a,b]	521,553	25,144,070

		359,408,547

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.16%
Acadia Realty Trust[b]	852,425	$23,944,618
AG Mortgage Investment Trust Inc.	423,150	8,010,230
Agree Realty Corp.	223,345	6,751,719
Alexander’s Inc.[b]	31,340	11,579,190
Altisource Residential Corp.	849,718	22,118,160
American Assets Trust Inc.	490,516	16,947,328
American Capital Mortgage Investment Corp.	761,360	15,242,427
American Realty Capital Healthcare Trust Inc.	2,515,253	27,391,105
American Residential Properties Inc.[a,b]	477,948	8,961,525
AmREIT Inc.	293,974	5,379,724
Anworth Mortgage Asset Corp.[b]	1,906,667	9,838,402
Apollo Commercial Real Estate Finance Inc.	687,360	11,334,566
Apollo Residential Mortgage Inc.	478,042	7,992,862
Ares Commercial Real Estate Corp.	424,747	5,271,110
Armada Hoffler Properties Inc.	287,659	2,784,539
ARMOUR Residential REIT Inc.	5,312,642	23,003,740
Ashford Hospitality Prime Inc.	274,335	4,707,589
Ashford Hospitality Trust Inc.[b]	1,030,274	11,889,362
Associated Estates Realty Corp.[b]	856,966	15,442,527
Aviv REIT Inc.	292,167	8,230,344
Campus Crest Communities Inc.	965,035	8,357,203
Capstead Mortgage Corp.[b]	1,395,187	18,346,709
CareTrust REIT Inc.[a]	298,536	5,911,013
CatchMark Timber Trust Inc. Class A	180,793	2,471,440
Cedar Realty Trust Inc.	1,182,122	7,388,263
Chambers Street Properties	3,524,989	28,340,912
Chatham Lodging Trust	393,448	8,616,511
Chesapeake Lodging Trust	739,401	22,352,092
Colony Financial Inc.	1,373,499	31,892,647
CoreSite Realty Corp.[b]	312,906	10,347,801
Cousins Properties Inc.	2,947,892	36,701,255
CubeSmart[b]	2,142,561	39,251,718
CyrusOne Inc.	287,821	7,166,743
CYS Investments Inc.	2,410,826	21,745,651
DCT Industrial Trust Inc.	4,888,436	40,134,060
DiamondRock Hospitality Co.[b]	2,909,556	37,300,508
DuPont Fabros Technology Inc.[b]	948,473	25,570,832
Dynex Capital Inc.	816,215	7,223,503
EastGroup Properties Inc.[b]	463,288	29,756,988
Education Realty Trust Inc.	1,711,739	18,384,077
Empire State Realty Trust Inc. Class A	1,361,215	22,460,047
EPR Properties[b]	790,338	44,156,184
Equity One Inc.	914,077	21,563,076
Excel Trust Inc.	722,244	9,627,513
FelCor Lodging Trust Inc.[b]	1,848,017	19,422,659
First Industrial Realty Trust Inc.	1,635,388	30,810,710
First Potomac Realty Trust[b]	875,311	11,484,080
Franklin Street Properties Corp.[b]	1,339,016	16,844,821
GEO Group Inc. (The)	1,074,929	38,407,213
Getty Realty Corp.	381,615	7,281,214
Gladstone Commercial Corp.	238,314	4,258,671
Glimcher Realty Trust[b]	2,158,432	23,375,819
Government Properties Income Trust[b]	798,137	20,264,698
Gramercy Property Trust Inc.[b]	1,747,197	10,570,542
Hannon Armstrong Sustainable Infrastructure Capital Inc.	323,483	4,638,746
Hatteras Financial Corp.	1,433,886	28,405,282
Healthcare Realty Trust Inc.[b]	1,428,014	36,300,116
Hersha Hospitality Trust[b]	2,985,389	20,031,960
Highwoods Properties Inc.[b]	1,339,633	56,197,604
Hudson Pacific Properties Inc.	815,837	20,673,310
Inland Real Estate Corp.[b]	1,303,330	13,854,398

Security	Shares	Value

Invesco Mortgage Capital Inc.	1,830,495	$31,777,393
Investors Real Estate Trust[b]	1,586,639	14,612,945
iStar Financial Inc.[a,b]	1,262,744	18,915,905
Kite Realty Group Trust	1,959,119	12,028,991
LaSalle Hotel Properties[b]	1,546,849	54,588,301
Lexington Realty Trust[b]	3,054,930	33,634,779
LTC Properties Inc.	518,052	20,224,750
Mack-Cali Realty Corp.	1,317,150	28,292,382
Medical Properties Trust Inc.[b]	2,564,251	33,950,683
Monmouth Real Estate Investment Corp. Class Ab	830,136	8,334,565
National Health Investors Inc.[b]	491,037	30,719,275
New Residential Investment Corp.	4,193,875	26,421,412
New York Mortgage Trust Inc.[b]	1,350,822	10,549,920
New York REIT Inc.	2,616,828	28,942,118
One Liberty Properties Inc.[b]	179,087	3,821,717
Owens Realty Mortgage Inc.	159,972	3,111,455
Parkway Properties Inc.[b]	1,057,277	21,832,770
Pebblebrook Hotel Trust	949,261	35,084,687
Pennsylvania Real Estate Investment Trust[b]	1,022,923	19,251,411
PennyMac Mortgage Investment Trust[d]	880,631	19,321,044
Physicians Realty Trust	509,323	7,329,158
Potlatch Corp.	603,792	24,996,989
PS Business Parks Inc.	289,442	24,165,513
QTS Realty Trust Inc. Class A	179,139	5,128,750
RAIT Financial Trust[b]	1,188,592	9,829,656
Ramco-Gershenson Properties Trust[b]	1,015,753	16,881,815
Redwood Trust Inc.[b]	1,234,243	24,030,711
Resource Capital Corp.[b]	1,923,015	10,826,574
Retail Opportunity Investments Corp.	1,097,614	17,265,468
Rexford Industrial Realty Inc.	425,369	6,057,255
RLJ Lodging Trust	1,945,859	56,215,867
Rouse Properties Inc.[b]	551,670	9,439,074
Ryman Hospitality Properties Inc.[b]	646,012	31,105,478
Sabra Healthcare REIT Inc.	703,250	20,190,308
Saul Centers Inc.[b]	144,706	7,032,712
Select Income REIT	546,799	16,207,122
Silver Bay Realty Trust Corp.[b]	493,609	8,055,699
Sovran Self Storage Inc.[b]	490,402	37,883,554
STAG Industrial Inc.	770,500	18,499,705
Starwood Waypoint Residential Trust[a]	581,061	15,229,609
Strategic Hotels & Resorts Inc.[a,b]	3,673,408	43,015,608
Summit Hotel Properties Inc.	1,271,056	13,473,194
Sun Communities Inc.[b]	610,085	30,406,636
Sunstone Hotel Investors Inc.[b]	2,726,010	40,699,329
Terreno Realty Corp.	491,471	9,500,134
Trade Street Residential Inc.	275,776	2,065,562
UMH Properties Inc.	273,058	2,738,772
Universal Health Realty Income Trust	168,372	7,320,815
Urstadt Biddle Properties Inc. Class Ab	363,664	7,593,304
Washington Real Estate Investment Trust[b]	991,076	25,748,154
Western Asset Mortgage Capital Corp.	612,096	8,673,400
Whitestone REIT Class B	334,598	4,988,856
Winthrop Realty Trust[b]	541,053	8,305,164

		2,141,026,104
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
Alexander & Baldwin Inc.	723,932	30,006,981
Altisource Asset Management Corp.[a]	20,951	15,148,830
Altisource Portfolio Solutions SAa	216,756	24,835,902
AV Homes Inc.[a,b]	167,835	2,744,102
Consolidated-Tomoka Land Co.	64,325	2,952,518
Forestar Group Inc.[a,b]	520,355	9,933,577

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

Kennedy-Wilson Holdings Inc.	1,066,975	$28,616,270
RE/MAX Holdings Inc. Class A	159,135	4,708,805
St. Joe Co. (The)[a]	562,995	14,316,963
Tejon Ranch Co.[a,b]	202,034	6,503,474

		139,767,422
ROAD & RAIL — 0.67%
ArcBest Corp.[b]	386,930	16,835,324
Celadon Group Inc.	305,625	6,515,925
Heartland Express Inc.	807,590	17,233,971
Knight Transportation Inc.	888,693	21,124,233
Marten Transport Ltd.	354,723	7,928,059
P.A.M. Transportation Services Inc.[a]	47,855	1,338,026
Patriot Transportation Holding Inc.[a,b]	100,844	3,526,515
Quality Distribution Inc.[a]	407,082	6,049,238
Roadrunner Transportation Systems Inc.[a]	414,071	11,635,395
Saia Inc.[a]	367,102	16,126,791
Swift Transportation Co.[a,b]	1,264,609	31,906,085
Universal Truckload Services Inc.	97,651	2,476,429
USA Truck Inc.[a]	93,046	1,729,725
Werner Enterprises Inc.	665,204	17,634,558
YRC Worldwide Inc.[a,b]	465,661	13,089,731

		175,150,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.77%
Advanced Energy Industries Inc.[a]	599,581	11,541,934
Alpha & Omega Semiconductor Ltd.[a]	321,040	2,976,041
Ambarella Inc.[a,b]	427,930	13,342,857
Amkor Technology Inc.[a]	1,267,740	14,173,333
Applied Micro Circuits Corp.[a,b]	1,158,407	12,522,380
Axcelis Technologies Inc.[a,b]	1,673,377	3,346,754
Brooks Automation Inc.	995,600	10,722,612
Cabot Microelectronics Corp.[a]	358,963	16,027,698
Cascade Microtech Inc.[a]	189,837	2,593,173
Cavium Inc.[a,b]	785,771	39,021,388
CEVA Inc.[a,b]	312,111	4,609,880
Cirrus Logic Inc.[a]	923,274	20,995,251
Cohu Inc.	374,600	4,008,220
Cypress Semiconductor Corp.	2,346,120	25,596,169
Diodes Inc.[a]	542,531	15,711,698
DSP Group Inc.[a]	308,696	2,620,829
Entegris Inc.[a]	2,069,851	28,450,102
Entropic Communications Inc.[a]	1,329,225	4,426,319
Exar Corp.[a]	581,512	6,571,086
Fairchild Semiconductor International Inc.[a]	1,856,012	28,953,787
FormFactor Inc.[a]	830,401	6,908,936
GT Advanced Technologies Inc.[a,b]	2,028,019	37,721,153
Hittite Microwave Corp.	466,481	36,362,194
Inphi Corp.[a,b]	465,184	6,828,901
Integrated Device Technology Inc.[a]	1,986,426	30,710,146
Integrated Silicon Solution Inc.[a,b]	449,931	6,645,481
International Rectifier Corp.[a]	1,059,837	29,569,452
Intersil Corp. Class A	1,915,211	28,632,405
IXYS Corp.	364,078	4,485,441
Kopin Corp.[a]	1,004,874	3,275,889
Lattice Semiconductor Corp.[a,b]	1,752,225	14,455,856
M/A-COM Technology Solutions Holdings Inc.[a]	178,688	4,016,906
MaxLinear Inc. Class Aa,b	413,834	4,167,308
Micrel Inc.	665,457	7,506,355
Microsemi Corp.[a,b]	1,412,032	37,785,976
MKS Instruments Inc.	796,351	24,878,005

Security	Shares	Value

Monolithic Power Systems Inc.	574,290	$24,321,182
Nanometrics Inc.[a,b]	355,002	6,478,787
NVE Corp.[a,b]	72,001	4,002,536
OmniVision Technologies Inc.[a,b]	824,376	18,119,785
PDF Solutions Inc.[a,b]	453,442	9,622,039
Peregrine Semiconductor Corp.[a,b]	411,138	2,820,407
Pericom Semiconductor Corp.[a]	333,062	3,010,881
Photronics Inc.[a,b]	919,042	7,903,761
PLX Technology Inc.[a,b]	606,569	3,924,501
PMC-Sierra Inc.[a,b]	2,579,750	19,631,898
Power Integrations Inc.	451,917	26,003,304
QuickLogic Corp.[a]	819,258	4,235,564
Rambus Inc.[a,b]	1,692,002	24,195,629
RF Micro Devices Inc.[a,b]	4,254,461	40,800,281
Rubicon Technology Inc.[a,b]	388,603	3,400,276
Rudolph Technologies Inc.[a,b]	492,609	4,866,977
Semtech Corp.[a]	999,902	26,147,437
Silicon Image Inc.[a]	1,164,201	5,867,573
Silicon Laboratories Inc.[a]	645,560	31,793,830
Spansion Inc. Class Aa,b	896,905	18,897,788
Synaptics Inc.[a,b]	535,161	48,506,993
Tessera Technologies Inc.	795,676	17,568,526
TriQuint Semiconductor Inc.[a]	2,545,400	40,242,774
Ultra Clean Holdings Inc.[a,b]	437,421	3,958,660
Ultratech Inc.[a,b]	418,166	9,274,922
Veeco Instruments Inc.[a,b]	594,967	22,168,470
Vitesse Semiconductor Corp.[a]	715,566	2,468,703
Xcerra Corp.[a,b]	719,525	6,547,678

		988,943,077
SOFTWARE — 4.00%
A10 Networks Inc.[a]	188,934	2,512,822
ACI Worldwide Inc.[a,b]	561,697	31,359,543
Actuate Corp.[a,b]	690,880	3,295,498
Advent Software Inc.	764,621	24,903,706
American Software Inc. Class A	365,490	3,611,041
Aspen Technology Inc.[a,b]	1,368,548	63,500,627
AVG Technologies[a,b]	517,659	10,420,476
Barracuda Networks Inc.[a,b]	117,832	3,655,149
Blackbaud Inc.	686,639	24,540,478
Bottomline Technologies Inc.[a,b]	577,342	17,274,073
BroadSoft Inc.[a,b]	424,517	11,203,004
Callidus Software Inc.[a,b]	682,784	8,152,441
Cinedigm Corp.[a]	1,136,804	2,830,642
CommVault Systems Inc.[a,b]	701,673	34,501,261
Compuware Corp.	3,263,661	32,603,973
Comverse Inc.[a]	334,160	8,915,389
Covisint Corp.[a,b]	117,266	569,913
Cyan Inc.[a,b]	408,371	1,645,735
Digimarc Corp.	95,194	3,103,324
Ebix Inc.[b]	456,999	6,539,656
Ellie Mae Inc.[a,b]	418,682	13,033,571
EPIQ Systems Inc.	463,823	6,516,713
ePlus Inc.[a]	77,439	4,506,950
Fair Isaac Corp.	509,655	32,495,603
FleetMatics Group PLC[a]	554,779	17,941,553
Gigamon Inc.[a,b]	359,301	6,877,021
Glu Mobile Inc.[a,b]	1,335,348	6,676,740
Guidance Software Inc.[a,b]	255,063	2,326,175
Guidewire Software Inc.[a,b]	1,009,465	41,044,847
Imperva Inc.[a,b]	328,459	8,599,057
Infoblox Inc.[a,b]	801,334	10,537,542

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

Interactive Intelligence Group Inc.[a,b]	249,006	$13,976,707
Jive Software Inc.[a,b]	634,228	5,397,280
Kofax Ltd.[a]	1,097,774	9,440,856
Manhattan Associates Inc.[a]	1,126,851	38,797,480
Mavenir Systems Inc.[a,b]	143,493	2,173,919
Mentor Graphics Corp.	1,440,139	31,063,798
MicroStrategy Inc. Class Aa	135,020	18,986,512
Model N Inc.[a]	286,318	3,163,814
Monotype Imaging Holdings Inc.	583,834	16,446,604
NetScout Systems Inc.[a,b]	542,131	24,038,088
Park City Group Inc.[a]	141,745	1,543,603
Paycom Software Inc.[a]	96,807	1,412,414
Pegasystems Inc.	526,334	11,116,174
Progress Software Corp.[a]	764,520	18,379,061
Proofpoint Inc.[a,b]	549,553	20,586,255
PROS Holdings Inc.[a,b]	350,578	9,269,282
QAD Inc. Class A	90,973	1,939,544
QLIK Technologies Inc.[a,b]	1,332,087	30,131,808
Qualys Inc.[a]	298,770	7,669,426
Rally Software Development Corp.[a]	369,325	4,021,949
RealPage Inc.[a,b]	769,507	17,298,517
Rosetta Stone Inc.[a,b]	315,355	3,065,251
Rubicon Project Inc. (The)[a]	117,580	1,509,727
Sapiens International Corp.[a]	364,158	2,913,264
SeaChange International Inc.[a,b]	489,398	3,920,078
Silver Spring Networks Inc.[a,b]	520,161	6,933,746
SS&C Technologies Holdings Inc.[a]	1,011,983	44,749,888
Synchronoss Technologies Inc.[a,b]	524,144	18,324,074
Take-Two Interactive Software Inc.[a]	1,470,355	32,700,695
Tangoe Inc.[a,b]	574,695	8,654,907
TeleCommunication Systems Inc.[a]	726,202	2,389,205
TeleNav Inc.[a]	404,594	2,302,140
TiVo Inc.[a,b]	1,708,731	22,059,717
Tyler Technologies Inc.[a,b]	490,400	44,729,384
Ultimate Software Group Inc. (The)[a,b]	421,388	58,223,180
Varonis Systems Inc.[a,b]	79,266	2,299,507
Vasco Data Security International Inc.[a]	438,722	5,089,175
Verint Systems Inc.[a]	803,426	39,408,045
VirnetX Holding Corp.[a,b]	633,554	11,156,886
Vringo Inc.[a,b]	1,014,159	3,468,424
Zendesk Inc.[a]	168,812	2,933,953

		1,049,378,860
SPECIALTY RETAIL — 3.21%
Aeropostale Inc.[a,b]	1,177,202	4,108,435
America’s Car-Mart Inc.[a,b]	116,352	4,601,722
American Eagle Outfitters Inc.	2,888,295	32,406,670
ANN INC.[a]	696,456	28,652,200
Asbury Automotive Group Inc.[a]	455,933	31,340,834
Barnes & Noble Inc.[a,b]	610,805	13,920,246
bebe stores inc.	475,442	1,450,098
Big 5 Sporting Goods Corp.	258,750	3,174,863
Brown Shoe Co. Inc.	649,747	18,589,262
Buckle Inc. (The)[b]	419,599	18,613,412
Build-A-Bear Workshop Inc.[a]	183,145	2,446,817
Cato Corp. (The) Class A	408,315	12,616,933
Children’s Place Inc. (The)	328,153	16,286,233
Christopher & Banks Corp.[a,b]	539,768	4,728,368
Citi Trends Inc.[a,b]	231,012	4,957,518
Conn’s Inc.[a,b]	411,436	20,320,824
Container Store Group Inc. (The)[a,b]	255,639	7,101,651
Destination Maternity Corp.	204,519	4,656,898

Security	Shares	Value

Destination XL Group Inc.[a,b]	525,560	$2,895,836
Express Inc.[a]	1,253,576	21,348,399
Finish Line Inc. (The) Class A	717,887	21,349,959
Five Below Inc.[a,b]	806,228	32,176,559
Francesca’s Holdings Corp.[a,b]	629,225	9,274,777
Genesco Inc.[a,b]	356,704	29,296,100
Group 1 Automotive Inc.	359,686	30,325,127
Guess? Inc.	913,088	24,653,376
Haverty Furniture Companies Inc.	302,356	7,598,206
hhgregg Inc.[a,b]	186,396	1,895,647
Hibbett Sports Inc.[a]	385,326	20,873,109
Kirkland’s Inc.[a,b]	211,457	3,922,527
Lithia Motors Inc. Class A	339,884	31,972,888
Lumber Liquidators Holdings Inc.[a,b]	407,887	30,979,018
MarineMax Inc.[a,b]	370,203	6,197,198
Mattress Firm Holding Corp.[a,b]	222,635	10,630,821
Men’s Wearhouse Inc. (The)	713,050	39,788,190
Monro Muffler Brake Inc.[b]	468,703	24,930,313
New York & Co. Inc.[a,b]	443,572	1,636,781
Office Depot Inc.[a,b]	7,944,492	45,204,159
Outerwall Inc.[a,b]	303,355	18,004,119
Pacific Sunwear of California Inc.[a,b]	697,931	1,661,076
Pep Boys — Manny, Moe & Jack (The)[a]	793,712	9,095,940
Pier 1 Imports Inc.	1,404,451	21,642,590
Rent-A-Center Inc.	785,453	22,526,792
Restoration Hardware Holdings Inc.[a,b]	463,185	43,099,364
Sears Hometown and Outlet Stores Inc.[a,b]	172,395	3,701,321
Select Comfort Corp.[a,b]	807,827	16,689,706
Shoe Carnival Inc.	223,796	4,621,387
Sonic Automotive Inc. Class A	594,846	15,870,491
Sportsman’s Warehouse Holdings Inc.[a]	144,603	1,156,824
Stage Stores Inc.	472,475	8,830,558
Stein Mart Inc.	414,622	5,759,100
Systemax Inc.[a]	167,239	2,403,224
Tile Shop Holdings Inc. (The)[a,b]	416,662	6,370,762
Tilly’s Inc. Class Aa,b	151,258	1,216,114
Vitamin Shoppe Inc.[a]	458,012	19,703,676
West Marine Inc.[a]	262,519	2,693,445
Winmark Corp.	34,072	2,372,433
Zumiez Inc.[a,b]	309,245	8,532,070

		842,872,966
TEXTILES, APPAREL & LUXURY GOODS — 1.00%
Columbia Sportswear Co.	204,022	16,862,418
Crocs Inc.[a,b]	1,302,529	19,577,011
Culp Inc.	122,888	2,139,480
G-III Apparel Group Ltd.[a,b]	265,530	21,683,180
Iconix Brand Group Inc.[a,b]	681,149	29,248,538
Movado Group Inc.	270,088	11,254,567
Oxford Industries Inc.	216,001	14,400,787
Perry Ellis International Inc.[a]	180,133	3,141,520
Quiksilver Inc.[a,b]	2,024,498	7,247,703
R.G. Barry Corp.	146,227	2,771,002
Sequential Brands Group Inc.	250,767	3,463,092
SKECHERS U.S.A. Inc. Class Aa,b	581,478	26,573,545
Steven Madden Ltd.[a,b]	866,725	29,728,667
Tumi Holdings Inc.[a,b]	752,465	15,147,120
Unifi Inc.[a]	214,797	5,913,361
Vera Bradley Inc.[a,b]	325,349	7,115,383
Vince Holding Corp.[a,b]	166,879	6,111,109
Wolverine World Wide Inc.	1,507,954	39,297,281

		261,675,764

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.78%
Astoria Financial Corp.	1,288,999	$17,337,037
Banc of California Inc.	441,834	4,815,991
Bank Mutual Corp.	696,750	4,041,150
BankFinancial Corp.	279,561	3,119,901
BBX Capital Corp.[a]	127,186	2,289,348
Beneficial Mutual Bancorp Inc.[a]	437,962	5,938,765
Berkshire Hills Bancorp Inc.	374,388	8,693,289
BofI Holding Inc.[a,b]	210,922	15,496,439
Brookline Bancorp Inc.	1,052,260	9,859,676
Capitol Federal Financial Inc.	2,128,855	25,886,877
Charter Financial Corp.	337,658	3,748,004
Clifton Bancorp Inc.	393,356	4,983,821
Dime Community Bancshares Inc.	487,722	7,701,130
ESB Financial Corp.[b]	194,834	2,521,152
Essent Group Ltd.[a,b]	618,863	12,432,958
EverBank Financial Corp.[b]	1,353,722	27,291,035
Federal Agricultural Mortgage Corp. Class C NVS	154,572	4,804,098
First Defiance Financial Corp.	144,695	4,152,746
First Financial Northwest Inc.	220,358	2,395,291
Flagstar Bancorp Inc.[a,b]	301,013	5,448,335
Fox Chase Bancorp Inc.	184,919	3,117,734
Franklin Financial Corp.[a]	145,427	3,155,766
Home Loan Servicing Solutions Ltd.[b]	1,056,423	24,012,495
HomeStreet Inc.	220,621	4,052,808
Kearny Financial Corp.[a,b]	210,145	3,181,595
Ladder Capital Corp. Class Aa,b	228,059	4,121,026
Meridian Interstate Bancorp Inc.[a,b]	122,690	3,150,679
Meta Financial Group Inc.	90,302	3,612,080
MGIC Investment Corp.[a]	5,029,189	46,469,706
NASB Financial Inc.	53,159	1,257,210
NMI Holdings Inc. Class Aa	750,866	7,884,093
Northfield Bancorp Inc	798,008	10,461,885
Northwest Bancshares Inc.	1,408,424	19,112,314
OceanFirst Financial Corp.	201,075	3,329,802
Oritani Financial Corp.	681,752	10,492,163
PennyMac Financial Services Inc. Class Aa,d	224,219	3,405,887
Provident Financial Services Inc.	897,249	15,540,353
Radian Group Inc.	2,839,576	42,054,121
Stonegate Mortgage Corp.[a,b]	212,359	2,962,408
Territorial Bancorp Inc.	131,272	2,740,959
Tree.com Inc.[a]	97,191	2,832,146
TrustCo Bank Corp. NYb	1,411,063	9,425,901
United Community Financial Corp.[a,b]	747,801	3,088,418
United Financial Bancorp Inc.	785,189	10,639,311
Walker & Dunlop Inc.[a,b]	275,184	3,882,846
Washington Federal Inc.	1,505,418	33,766,526
Waterstone Financial Inc.	511,114	5,831,811
WSFS Financial Corp.	132,417	9,755,160

		466,294,246
TOBACCO — 0.17%
22nd Century Group Inc.	610,631	1,874,637
Alliance One International Inc.[a]	1,319,724	3,299,310
Universal Corp.	340,748	18,860,402
Vector Group Ltd.[b]	965,136	19,959,012

		43,993,361
TRADING COMPANIES & DISTRIBUTORS — 0.92%
Aceto Corp.	420,392	7,625,911

Security	Shares	Value

Aircastle Ltd.[b]	961,912	$17,093,176
Applied Industrial Technologies Inc.	621,210	31,513,983
Beacon Roofing Supply Inc.[a,b]	733,486	24,293,056
CAI International Inc.[a,b]	257,740	5,672,857
DXP Enterprises Inc.[a,b]	192,369	14,531,554
General Finance Corp.[a]	164,459	1,562,361
H&E Equipment Services Inc.[a]	464,740	16,888,652
Houston Wire & Cable Co.	266,411	3,306,161
Kaman Corp.	407,586	17,416,150
Rush Enterprises Inc. Class Aa,b	511,260	17,725,384
Stock Building Supply Holdings Inc.[a]	216,578	4,273,084
TAL International Group Inc.	505,761	22,435,558
Textainer Group Holdings Ltd.[b]	321,445	12,414,206
Titan Machinery Inc.[a,b]	258,288	4,251,420
Watsco Inc.	384,108	39,470,938

		240,474,451
TRANSPORTATION INFRASTRUCTURE — 0.06%
Wesco Aircraft Holdings Inc.[a]	779,058	15,549,998

		15,549,998
WATER UTILITIES — 0.23%
American States Water Co.	577,080	19,176,368
Artesian Resources Corp. Class A	115,533	2,597,182
California Water Service Group	711,508	17,218,494
Connecticut Water Service Inc.	162,353	5,498,896
Middlesex Water Co.	238,976	5,061,512
SJW Corp.	234,031	6,365,643
York Water Co. (The)	193,805	4,035,020

		59,953,115
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a,b]	344,642	2,353,905
Leap Wireless International Inc.	952,518	2,400,345
NTELOS Holdings Corp.[b]	236,488	2,946,641
RingCentral Inc. Class Aa,b	416,307	6,298,725
Shenandoah Telecommunications Co.	358,990	10,934,835
USA Mobility Inc.	323,276	4,978,450

		29,912,901

TOTAL COMMON STOCKS (Cost: $28,646,341,574)		26,077,155,962

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	3

		3

TOTAL WARRANTS (Cost: $0)		3

SHORT-TERM INVESTMENTS — 15.18%

MONEY MARKET FUNDS — 15.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d],e,f	3,703,889,409	3,703,889,409

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d],[e,f]	227,707,303	$227,707,303
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	49,648,893	49,648,893

		3,981,245,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,981,245,605)		3,981,245,605

TOTAL INVESTMENTS IN SECURITIES — 114.58%
(Cost: $32,627,587,179)		30,058,401,570
Other Assets, Less Liabilities — (14.58)%		(3,825,526,493)

NET ASSETS — 100.00%		$26,232,875,077

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

242

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 Growth ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.30%

AEROSPACE & DEFENSE — 1.01%
AeroVironment Inc.[a]	69,162	$2,199,351
American Science and Engineering Inc.	6,271	436,399
Astronics Corp.[a]	104,341	5,890,049
Cubic Corp.	7,808	347,534
Curtiss-Wright Corp.	82,994	5,441,087
Ducommun Inc.[a]	27,791	726,179
GenCorp Inc.[a,b]	397,637	7,594,867
HEICO Corp.	442,227	22,969,270
Moog Inc. Class Aa	21,893	1,595,781
SIFCO Industries Inc.	3,385	105,612
Sparton Corp.[a]	67,340	1,868,012
Taser International Inc.[a,b]	358,239	4,764,579
Teledyne Technologies Inc.[a]	56,648	5,504,486

		59,443,206
AIR FREIGHT & LOGISTICS — 0.52%
Echo Global Logistics Inc.[a]	156,149	2,993,376
Forward Air Corp.	207,474	9,927,631
Hub Group Inc. Class Aa,b	244,576	12,326,630
Park-Ohio Holdings Corp.	58,524	3,400,830
XPO Logistics Inc.[a,b]	68,805	1,969,199

		30,617,666
AIRLINES — 0.30%
Allegiant Travel Co.	91,783	10,809,284
Hawaiian Holdings Inc.[a]	299,617	4,107,749
JetBlue Airways Corp.[a]	233,109	2,529,233

		17,446,266
AUTO COMPONENTS — 1.60%
American Axle & Manufacturing Holdings Inc.[a]	449,873	8,498,101
Cooper Tire & Rubber Co.	39,258	1,177,740
Cooper-Standard Holding Inc.[a]	5,180	342,709
Dana Holding Corp.	519,105	12,676,544
Dorman Products Inc.[a]	179,691	8,862,360
Drew Industries Inc.	157,101	7,856,621
Fox Factory Holding Corp.[a]	74,260	1,306,233
Gentherm Inc.[a,b]	234,587	10,427,392
Modine Manufacturing Co.[a]	91,912	1,446,695
Motorcar Parts of America Inc.[a]	100,305	2,442,427
Remy International Inc.	6,929	161,792
Shiloh Industries Inc.[a]	52,111	961,969
Standard Motor Products Inc.	78,621	3,512,000
Stoneridge Inc.[a]	144,634	1,550,476
Strattec Security Corp.	18,128	1,169,075
Tenneco Inc.[a]	404,885	26,600,945
Tower International Inc.[a]	136,971	5,046,012

		94,039,091

Security	Shares	Value

AUTOMOBILES — 0.08%
Winnebago Industries Inc.[a,b]	181,151	$4,561,382

		4,561,382
BEVERAGES — 0.28%
Boston Beer Co. Inc. (The) Class Aa,b	55,472	12,399,101
Coca-Cola Bottling Co. Consolidated	28,344	2,088,103
Craft Brew Alliance Inc.[a,b]	59,569	658,833
National Beverage Corp.[a]	75,333	1,425,300

		16,571,337
BIOTECHNOLOGY — 9.30%
ACADIA Pharmaceuticals Inc.[a,b]	482,609	10,902,137
Acceleron Pharma Inc.[a,b]	109,372	3,715,367
Achillion Pharmaceuticals Inc.[a,b]	134,538	1,018,453
Acorda Therapeutics Inc.[a,b]	276,929	9,335,277
Actinium Pharmaceuticals Inc.	131,720	951,018
Adamas Pharmaceuticals Inc.[a]	17,942	327,980
Aegerion Pharmaceuticals Inc.[a,b]	196,042	6,290,988
Agenus Inc.[a]	327,382	1,054,170
Agios Pharmaceuticals Inc.[a,b]	90,231	4,134,384
Akebia Therapeutics Inc.[a]	52,098	1,447,803
Alder Biopharmaceuticals Inc.[a]	53,201	1,067,744
AMAG Pharmaceuticals Inc.[a,b]	98,526	2,041,459
Anacor Pharmaceuticals Inc.[a,b]	79,513	1,409,765
Applied Genetic Technologies Corp.[a]	32,247	744,906
Arena Pharmaceuticals Inc.[a,b]	1,460,569	8,558,934
ARIAD Pharmaceuticals Inc.[a]	1,096,196	6,982,769
Array BioPharma Inc.[a,b]	674,474	3,075,601
Arrowhead Research Corp.[a]	344,958	4,936,349
Auspex Pharmaceuticals Inc.[a,b]	53,543	1,192,403
BioCryst Pharmaceuticals Inc.[a]	370,016	4,717,704
BioSpecifics Technologies Corp.[a]	24,180	651,893
Biotime Inc.[a,b]	345,803	1,054,699
Bluebird Bio Inc.[a]	126,745	4,888,555
Cara Therapeutics Inc.[a,b]	35,780	608,976
Celldex Therapeutics Inc.[a,b]	538,412	8,786,884
Cellular Dynamics International Inc.[a,b]	60,621	883,248
Cepheid Inc.[a,b]	463,660	22,227,860
Chimerix Inc.[a,b]	179,239	3,932,504
Clovis Oncology Inc.[a,b]	164,080	6,794,553
CTI BioPharma Corp.[a,b]	891,717	2,505,725
Cytori Therapeutics Inc.[a,b]	304,330	727,349
CytRx Corp.[a]	105,339	440,317
Dendreon Corp.[a,b]	1,060,498	2,439,145
Dicerna Pharmaceuticals Inc.[a,b]	23,609	532,855
Durata Therapeutics Inc.[a]	103,267	1,758,637
Dyax Corp.[a]	904,989	8,687,894
Eleven Biotherapeutics Inc.[a,b]	31,040	409,107
Emergent BioSolutions Inc.[a,b]	25,451	571,629
Enanta Pharmaceuticals Inc.[a,b]	68,718	2,959,684
Epizyme Inc.[a]	85,146	2,649,744
Esperion Therapeutics Inc.[a,b]	30,848	488,632
Exact Sciences Corp.[a,b]	550,756	9,379,375
Exelixis Inc.[a,b]	1,301,628	4,412,519
Five Prime Therapeutics Inc.[a,b]	114,593	1,781,921
Flexion Therapeutics Inc.[a,b]	30,264	407,959
Foundation Medicine Inc.[a,b]	92,836	2,502,859
Galectin Therapeutics Inc.[a]	119,803	1,654,479
Galena Biopharma Inc.[a,b]	793,075	2,426,810
Genocea Biosciences Inc.[a,b]	25,938	486,338

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 Growth ETF

June 30, 2014

Security	Shares	Value

Genomic Health Inc.[a,b]	110,962	$3,040,359
Halozyme Therapeutics Inc.[a,b]	687,546	6,792,954
Heron Therapeutics Inc.[a]	129,233	1,592,151
Hyperion Therapeutics Inc.[a,b]	72,036	1,880,140
Idenix Pharmaceuticals Inc.[a]	644,021	15,520,906
Idera Pharmaceuticals Inc.[a]	365,162	1,058,970
ImmunoGen Inc.[a,b]	570,609	6,761,717
Immunomedics Inc.[a,b]	520,530	1,899,935
Infinity Pharmaceuticals Inc.[a]	321,968	4,101,872
Inovio Pharmaceuticals Inc.[a]	355,652	3,844,598
Insmed Inc.[a,b]	261,128	5,217,337
Insys Therapeutics Inc.[a,b]	66,402	2,073,734
InterMune Inc.[a,b]	589,887	26,043,511
Intrexon Corp.[a,b]	236,972	5,955,106
Ironwood Pharmaceuticals Inc. Class Aa,b	794,635	12,181,755
Isis Pharmaceuticals Inc.[a,b]	781,886	26,935,973
Karyopharm Therapeutics Inc.[a,b]	82,323	3,832,136
Keryx Biopharmaceuticals Inc.[a,b]	608,125	9,352,962
Kindred Biosciences Inc.[a]	69,736	1,299,879
Kythera Biopharmaceuticals Inc.[a,b]	115,685	4,438,833
Lexicon Pharmaceuticals Inc.[a,b]	1,366,318	2,199,772
Ligand Pharmaceuticals Inc. Class Ba,b	137,812	8,584,309
MacroGenics Inc.[a]	132,828	2,886,352
MannKind Corp.[a,b]	1,516,441	16,665,687
Merrimack Pharmaceuticals Inc.[a,b]	616,369	4,493,330
MiMedx Group Inc.[a,b]	616,779	4,372,963
Mirati Therapeutics Inc.[a]	47,708	954,160
Momenta Pharmaceuticals Inc.[a]	319,378	3,858,086
NanoViricides Inc.	266,586	1,119,661
Navidea Biopharmaceuticals Inc.[a,b]	782,266	1,157,754
NeoStem Inc.[a]	71,450	465,854
Neuralstem Inc.[a]	457,187	1,929,329
Neurocrine Biosciences Inc.[a,b]	506,873	7,521,995
NewLink Genetics Corp.[a,b]	131,655	3,495,440
Northwest Biotherapeutics Inc.[a]	236,301	1,585,580
Novavax Inc.[a,b]	1,391,547	6,428,947
NPS Pharmaceuticals Inc.[a,b]	658,276	21,756,022
Ohr Pharmaceutical Inc.[a]	139,867	1,330,135
OncoMed Pharmaceuticals Inc.[a,b]	83,996	1,957,107
Oncothyreon Inc.[a]	470,494	1,524,401
Ophthotech Corp.[a,b]	92,252	3,903,182
Opko Health Inc.[a,b]	1,310,382	11,583,777
Orexigen Therapeutics Inc.[a,b]	773,451	4,779,927
Organovo Holdings Inc.[a]	415,590	3,470,176
Osiris Therapeutics Inc.[a,b]	113,137	1,767,200
PDL BioPharma Inc.	1,068,026	10,338,492
Peregrine Pharmaceuticals Inc.[a,b]	1,091,522	2,052,061
Portola Pharmaceuticals Inc.[a,b]	245,256	7,156,570
Progenics Pharmaceuticals Inc.[a,b]	108,242	466,523
Prothena Corp. PLC[a]	38,165	860,621
PTC Therapeutics Inc.[a,b]	128,743	3,365,342
Puma Biotechnology Inc.[a]	154,403	10,190,598
Raptor Pharmaceutical Corp.[a,b]	416,339	4,808,715
Receptos Inc.[a]	102,665	4,373,529
Regado Biosciences Inc.[a]	102,739	697,598
Regulus Therapeutics Inc.[a]	91,148	732,830
Repligen Corp.[a,b]	213,207	4,858,988
Retrophin Inc.[a,b]	141,385	1,659,860
Sangamo BioSciences Inc.[a]	452,102	6,903,598
Sarepta Therapeutics Inc.[a,b]	270,526	8,058,970
Spectrum Pharmaceuticals Inc.[a]	103,796	843,861
Stemline Therapeutics Inc.[a]	76,747	1,125,878
Sunesis Pharmaceuticals Inc.[a,b]	328,879	2,144,291
Synageva BioPharma Corp.[a,b]	142,273	14,910,210
Synergy Pharmaceuticals Inc.[a,b]	622,904	2,535,219

Security	Shares	Value

Synta Pharmaceuticals Corp.[a,b]	385,375	$1,576,184
TESARO Inc.[a,b]	128,160	3,987,058
Tetraphase Pharmaceuticals Inc.[a,b]	146,562	1,977,121
TG Therapeutics Inc.[a,b]	156,051	1,465,319
Threshold Pharmaceuticals Inc.[a,b]	321,441	1,272,906
Ultragenyx Pharmaceutical Inc.[a,b]	44,225	1,985,260
Vanda Pharmaceuticals Inc.a,[b]	225,915	3,655,305
Verastem Inc.[a,b]	16,154	146,355
Versartis Inc.[a]	46,092	1,292,420
Vital Therapies Inc.[a]	34,415	937,465
Xencor Inc.[a,b]	97,362	1,131,346
XOMA Corp.[a,b]	455,528	2,090,874
ZIOPHARM Oncology Inc.[a,b]	540,381	2,177,735

		546,352,437
BUILDING PRODUCTS — 0.75%
AAON Inc.	187,296	6,278,162
American Woodmark Corp.[a]	81,844	2,608,368
Apogee Enterprises Inc.	114,407	3,988,228
Builders FirstSource Inc.[a,b]	305,468	2,284,901
Continental Building Products Inc.[a]	77,860	1,199,044
Griffon Corp.	55,928	693,507
Insteel Industries Inc.	110,371	2,168,790
Masonite International Corp.[a]	26,029	1,464,392
NCI Building Systems Inc.[a,b]	186,580	3,625,249
Norcraft Companies Inc.[a]	49,405	706,986
Nortek Inc.[a,b]	60,775	5,455,164
Patrick Industries Inc.[a]	54,199	2,525,132
PGT Inc.[a]	314,052	2,660,021
Ply Gem Holdings Inc.[a,b]	120,044	1,212,444
Quanex Building Products Corp.	16,951	302,914
Simpson Manufacturing Co. Inc.	18,415	669,569
Trex Co. Inc.[a,b]	223,415	6,438,820

		44,281,691
CAPITAL MARKETS — 1.49%
BGC Partners Inc. Class A	317,512	2,362,289
CIFC Corp.	2,195	19,777
Cohen & Steers Inc.[b]	128,808	5,587,691
Diamond Hill Investment Group Inc.	18,808	2,402,158
Evercore Partners Inc. Class A	219,941	12,677,399
Financial Engines Inc.	342,121	15,491,239
GAMCO Investors Inc. Class A	42,658	3,542,747
Greenhill & Co. Inc.	188,008	9,259,394
HFF Inc. Class A	218,156	8,113,222
INTL FCStone Inc.[a]	23,602	470,152
Ladenburg Thalmann Financial Services Inc.[a]	663,680	2,090,592
Marcus & Millichap Inc.[a]	53,215	1,357,515
Moelis & Co.[a]	6,171	207,407
Pzena Investment Management Inc. Class A	75,408	841,553
RCS Capital Corp. Class A	27,437	582,487
Silvercrest Asset Management Group Inc.	37,385	643,396
Virtus Investment Partners Inc.[a]	47,027	9,957,967
Westwood Holdings Group Inc.	48,699	2,923,888
WisdomTree Investments Inc.[a,b]	715,688	8,845,904

		87,376,777
CHEMICALS — 2.37%
A. Schulman Inc.	45,441	1,758,567
Advanced Emissions Solutions Inc.[a]	137,139	3,144,597
Balchem Corp.	202,263	10,833,206
Calgon Carbon Corp.[a,b]	354,315	7,911,854

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Chase Corp.	40,203	$1,372,531
Chemtura Corp.[a,b]	638,900	16,694,457
Ferro Corp.[a]	476,956	5,990,567
Flotek Industries Inc.[a,b]	357,667	11,502,571
FutureFuel Corp.	25,764	427,425
H.B. Fuller Co.	333,167	16,025,333
Hawkins Inc.	11,006	408,763
Innophos Holdings Inc.	84,640	4,872,725
Innospec Inc.	33,731	1,456,167
Koppers Holdings Inc.	136,028	5,203,071
Kronos Worldwide Inc.	16,991	266,249
Marrone Bio Innovations Inc.[a,b]	75,170	873,475
Minerals Technologies Inc.	63,749	4,180,660
OMNOVA Solutions Inc.[a,b]	312,319	2,838,980
PolyOne Corp.	625,972	26,378,460
Quaker Chemical Corp.	61,038	4,687,108
Senomyx Inc.[a]	282,759	2,445,865
Sensient Technologies Corp.	19,073	1,062,748
Stepan Co.	58,690	3,102,353
Taminco Corp.[a,b]	158,078	3,676,894
Trecora Resources[a,b]	114,560	1,356,390
Zep Inc.	42,037	742,373

		139,213,389
COMMERCIAL BANKS — 0.96%
Bank of the Ozarks Inc.	529,715	17,718,967
Cardinal Financial Corp.	10,840	200,106
CommunityOne Bancorp.[a]	4,994	48,442
Eagle Bancorp Inc.[a]	111,869	3,775,579
First Financial Bankshares Inc.[b]	234,242	7,348,171
Home Bancshares Inc.	290,528	9,535,129
Independent Bank Group Inc.	26,022	1,448,645
Investors Bancorp Inc.	283,394	3,131,504
ServisFirst Bancshares Inc.[a]	732	63,267
Square 1 Financial Inc.[a]	12,323	234,260
Texas Capital Bancshares Inc.[a]	101,083	5,453,428
ViewPoint Financial Group	28,157	757,705
Western Alliance Bancorp[a]	267,943	6,377,043

		56,092,246
COMMERCIAL SERVICES & SUPPLIES — 1.86%
ARC Document Solutions Inc.[a]	273,289	1,601,474
Casella Waste Systems Inc. Class Aa,b	232,562	1,165,136
Cenveo Inc.[a,b]	137,464	509,991
Deluxe Corp.	171,435	10,042,662
EnerNOC Inc.[a,b]	45,283	858,113
Healthcare Services Group Inc.	467,267	13,756,341
Heritage-Crystal Clean Inc.[a,b]	53,772	1,055,544
Herman Miller Inc.	394,194	11,920,427
HNI Corp.	276,844	10,827,369
InnerWorkings Inc.[a]	13,753	116,901
Interface Inc.	442,000	8,327,280
Knoll Inc.	322,007	5,580,381
Mobile Mini Inc.	24,973	1,195,957
MSA Safety Inc.	196,379	11,287,865
Multi-Color Corp.	38,905	1,556,589
Performant Financial Corp.[a,b]	187,211	1,890,831
Quest Resource Holding Corp.	84,697	441,271
SP Plus Corp.[a,b]	95,670	2,046,381
Steelcase Inc. Class A	549,677	8,316,613
Team Inc.[a,b]	135,968	5,577,407
Tetra Tech Inc.	27,214	748,385
US Ecology Inc.	143,323	7,015,661

Security	Shares	Value

West Corp.	134,629	$3,608,057

		109,446,636
COMMUNICATIONS EQUIPMENT — 2.31%
ADTRAN Inc.	193,228	4,359,224
Alliance Fiber Optic Products Inc.	83,652	1,514,101
Applied Optoelectronics Inc.[a,b]	98,287	2,280,259
Aruba Networks Inc.[a,b]	710,067	12,440,374
CalAmp Corp[a,b]	237,911	5,153,152
Ciena Corp.[a,b]	698,417	15,127,712
Clearfield Inc.[a]	75,825	1,273,102
Extreme Networks Inc.[a]	438,912	1,948,769
Finisar Corp.[a]	604,276	11,934,451
Harmonic Inc.[a]	86,346	644,141
Infinera Corp.[a,b]	690,800	6,355,360
InterDigital Inc.	269,030	12,859,634
Ixia[a,b]	44,039	503,366
KVH Industries Inc.[a]	81,634	1,063,691
Numerex Corp. Class Aa	80,015	919,372
ParkerVision Inc.[a,b]	642,623	951,082
Plantronics Inc.	249,584	11,992,511
Polycom Inc.[a]	419,853	5,260,758
Procera Networks Inc.[a,b]	19,233	194,061
Ruckus Wireless Inc.[a,b]	431,084	5,134,211
ShoreTel Inc.[a]	415,664	2,710,129
Sonus Networks Inc.[a]	1,634,273	5,867,040
TESSCO Technologies Inc.	2,470	78,373
Ubiquiti Networks Inc.[a,b]	197,618	8,930,358
ViaSat Inc.[a,b]	275,117	15,945,781

		135,441,012
COMPUTERS & PERIPHERALS — 0.65%
Cray Inc.[a,b]	270,570	7,197,162
Dot Hill Systems Corp.[a]	398,945	1,875,042
Electronics For Imaging Inc.[a,b]	309,773	14,001,740
Immersion Corp.[a,b]	188,425	2,396,766
Nimble Storage Inc.[a]	61,581	1,891,768
Quantum Corp.[a]	593,669	724,276
Silicon Graphics International Corp.[a,b]	228,518	2,198,343
Super Micro Computer Inc.[a]	229,518	5,799,920
Violin Memory Inc.[a]	532,915	2,360,813

		38,445,830
CONSTRUCTION & ENGINEERING — 0.55%
Aegion Corp.[a,b]	23,230	540,562
Argan Inc.	32,726	1,220,353
Comfort Systems USA Inc.	47,597	752,033
Dycom Industries Inc.[a]	200,901	6,290,210
Furmanite Corp.[a,b]	250,019	2,910,221
Great Lakes Dredge & Dock Corp.[a]	35,507	283,701
MasTec Inc.[a,b]	412,483	12,712,726
Primoris Services Corp.	252,506	7,282,273
Sterling Construction Co. Inc.[a,b]	11,614	108,939

		32,101,018
CONSTRUCTION MATERIALS — 0.38%
Headwaters Inc.[a,b]	491,490	6,826,796
Texas Industries Inc.[a,b]	133,168	12,299,396
United States Lime & Minerals Inc.	12,122	785,506
US Concrete Inc.a,[b]	94,616	2,341,746

		22,253,444

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

CONSUMER FINANCE — 0.79%
Credit Acceptance Corp.[a]	46,846	$5,766,743
Encore Capital Group Inc.[a,b]	116,602	5,296,063
First Cash Financial Services Inc.[a]	192,550	11,088,954
Portfolio Recovery Associates Inc.[a,b]	332,921	19,818,787
World Acceptance Corp.[a,b]	55,765	4,235,909

		46,206,456
CONTAINERS & PACKAGING — 0.66%
AEP Industries Inc.[a]	26,781	933,853
Berry Plastics Group Inc.[a]	338,480	8,732,784
Graphic Packaging Holding Co.[a]	2,174,165	25,437,731
Myers Industries Inc.	183,609	3,688,705

		38,793,073

DISTRIBUTORS — 0.30%
Core-Mark Holding Co. Inc.	20,734	946,092
Pool Corp.	300,034	16,969,923

		17,916,015
DIVERSIFIED CONSUMER SERVICES — 1.15%
2U Inc.[a]	26,681	448,508
American Public Education Inc.[a]	109,719	3,772,139
Bright Horizons Family Solutin Inc.[a]	204,062	8,762,422
Capella Education Co.	72,676	3,952,848
Carriage Services Inc.	17,484	299,501
Collectors Universe Inc.	45,873	898,652
Education Management Corp.[a,b]	18,934	31,998
Grand Canyon Education Inc.[a,b]	310,180	14,258,975
ITT Educational Services Inc.[a,b]	12,277	204,903
JTH Holding Inc. Class Aa	25,338	844,009
K12 Inc.[a,b]	96,731	2,328,315
LifeLock Inc.[a,b]	535,199	7,471,378
Sotheby’s	405,217	17,015,062
Strayer Education Inc.[a]	72,111	3,786,549
Weight Watchers International Inc.	169,207	3,412,905

		67,488,164
DIVERSIFIED FINANCIAL SERVICES — 0.23%
MarketAxess Holdings Inc.	250,854	13,561,167

		13,561,167
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.61%
8x8 Inc.[a,b]	189,058	1,527,589
Cincinnati Bell Inc.[a]	328,126	1,289,535
Cogent Communications Holdings Inc.	309,890	10,706,700
Consolidated Communications Holdings Inc.	167,990	3,736,098
Enventis Corp.	90,329	1,430,811
Fairpoint Communications Inc.[a,b]	108,562	1,516,611
General Communication Inc. Class Aa,b	238,747	2,645,317
IDT Corp. Class B	101,521	1,768,496
inContact Inc.[a]	364,518	3,349,920
Inteliquent Inc.	215,687	2,991,579
Intelsat SAa	46,937	884,293
Lumos Networks Corp.	105,202	1,522,273

Security	Shares	Value

magicJack VocalTec Ltd.[a,b]	110,112	$1,664,893
Premiere Global Services Inc.[a]	47,484	633,911

		35,668,026
ELECTRICAL EQUIPMENT — 1.41%
AZZ Inc.	170,098	7,838,116
Capstone Turbine Corp.[a,b]	2,212,247	3,340,493
Encore Wire Corp.	104,677	5,133,360
EnerSys	74,571	5,129,739
Enphase Energy Inc.[a,b]	121,459	1,038,475
Franklin Electric Co. Inc.	293,776	11,847,986
FuelCell Energy Inc.[a,b]	1,468,430	3,524,232
Generac Holdings Inc.[a,b]	457,722	22,309,370
Polypore International Inc.[a,b]	299,788	14,308,881
Power Solutions International Inc.[a,b]	29,802	2,144,850
Preformed Line Products Co.	1,756	94,526
Revolution Lighting Technologies Inc.[a,b]	184,838	425,127
Thermon Group Holdings Inc.[a]	212,328	5,588,473
Vicor Corp.[a]	17,031	142,720

		82,866,348
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.98%
Aeroflex Holding Corp.[a]	131,448	1,380,204
Anixter International Inc.	80,756	8,081,253
Badger Meter Inc.	96,783	5,095,625
Belden Inc.	289,951	22,662,570
Cognex Corp.[a]	577,524	22,176,922
Coherent Inc.[a]	11,938	789,937
Control4 Corp.[a,b]	75,962	1,485,817
CUI Global Inc.[a]	89,718	753,631
Daktronics Inc.	176,944	2,109,172
DTS Inc.[a]	31,483	579,602
Electro Rent Corp.	7,848	131,297
FARO Technologies Inc.[a,b]	99,604	4,892,548
FEI Co.	281,263	25,518,992
InvenSense Inc.[a,b]	472,617	10,723,680
Littelfuse Inc.	128,446	11,939,056
Maxwell Technologies Inc.[a]	199,859	3,023,867
Measurement Specialties Inc.[a]	106,207	9,141,236
Mesa Laboratories Inc.	18,531	1,555,863
Methode Electronics Inc.	252,150	9,634,651
MTS Systems Corp.	100,688	6,822,619
Newport Corp.[a]	236,168	4,369,108
OSI Systems Inc.[a]	29,967	2,000,297
Plexus Corp.[a]	78,047	3,378,655
RealD Inc.[a,b]	267,331	3,411,144
Rogers Corp.[a]	33,984	2,254,838
Speed Commerce Inc.[a]	258,220	965,743
SYNNEX Corp.[a]	20,848	1,518,777
Universal Display Corp.[a,b]	270,527	8,683,917
Viasystems Group Inc.[a]	1,859	20,244

		175,101,265
ENERGY EQUIPMENT & SERVICES — 1.09%
Basic Energy Services Inc.[a]	211,423	6,177,780
C&J Energy Services Inc.[a]	262,097	8,853,637
CARBO Ceramics Inc.	131,256	20,229,175
Forum Energy Technologies Inc.[a]	146,607	5,340,893
Geospace Technologies Corp.[a,b]	8,991	495,224
Glori Energy Inc.[a]	81,026	879,942
Gulf Island Fabrication Inc.	35,672	767,661
ION Geophysical Corp.[a,b]	139,200	587,424

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Matrix Service Co.[a]	175,627	$5,758,809
North Atlantic Drilling Ltd.	118,364	1,257,026
PHI Inc.[a,b]	5,177	230,739
Pioneer Energy Services Corp.[a]	299,617	5,255,282
Profire Energy Inc.	88,674	399,920
RigNet Inc.[a,b]	79,158	4,260,284
Tesco Corp.	20,536	438,238
Willbros Group Inc.[a]	266,081	3,286,100

		64,218,134
FOOD & STAPLES RETAILING — 1.42%
Andersons Inc. (The)	173,470	8,947,583
Casey’s General Stores Inc.	255,962	17,991,569
Chefs’ Warehouse Inc. (The)[a,b]	97,815	1,933,802
Fairway Group Holdings Corp.[a,b]	122,953	817,637
Fresh Market Inc. (The)[a]	284,754	9,530,716
Liberator Medical Holdings Inc.	209,461	785,479
Natural Grocers by Vitamin Cottage Inc.[a,b]	60,271	1,290,402
PriceSmart Inc.	124,489	10,835,523
Susser Holdings Corp.[a]	122,819	9,913,950
United Natural Foods Inc.[a,b]	330,028	21,484,823

		83,531,484
FOOD PRODUCTS — 1.48%
Alico Inc.	1,350	50,612
Annie’s Inc.[a,b]	113,021	3,822,370
B&G Foods Inc. Class A	338,600	11,068,834
Boulder Brands Inc.[a,b]	374,200	5,306,156
Cal-Maine Foods Inc.	103,180	7,668,338
Calavo Growers Inc.	89,480	3,027,108
Darling Ingredients Inc.[a,b]	215,614	4,506,333
Diamond Foods Inc.[a]	144,781	4,082,824
Farmer Bros. Co.[a,b]	49,651	1,072,958
Inventure Foods Inc.[a]	101,703	1,146,193
J&J Snack Foods Corp.	99,058	9,323,339
Lancaster Colony Corp.	77,152	7,341,784
Lifeway Foods Inc.	31,370	438,553
Limoneira Co.	74,418	1,634,963
Sanderson Farms Inc.[b]	131,492	12,781,022
Seaboard Corp.[a]	126	380,554
Tootsie Roll Industries Inc.[b]	113,849	3,351,715
TreeHouse Foods Inc.[a,b]	126,704	10,145,189

		87,148,845
HEALTH CARE EQUIPMENT & SUPPLIES — 4.57%
Abaxis Inc.	149,497	6,624,212
ABIOMED Inc.[a,b]	265,487	6,674,343
Accuray Inc.[a,b]	510,400	4,491,520
Anika Therapeutics Inc.[a,b]	95,885	4,442,352
Antares Pharma Inc.[a,b]	780,652	2,084,341
AtriCure Inc.[a,b]	134,512	2,472,331
Atrion Corp.	10,222	3,332,372
Cantel Medical Corp.	224,733	8,229,722
Cardiovascular Systems Inc.[a,b]	183,897	5,730,230
Cerus Corp.[a,b]	485,562	2,015,082
Cyberonics Inc.[a,b]	178,458	11,146,487
Cynosure Inc. Class Aa	51,013	1,084,026
DexCom Inc.[a,b]	498,198	19,758,533
Endologix Inc.[a,b]	424,399	6,455,109
GenMark Diagnostics Inc.[a,b]	276,649	3,743,061
Globus Medical Inc. Class Aa	437,388	10,462,321
Haemonetics Corp.[a]	29,767	1,050,180

Security	Shares	Value

HeartWare International Inc.[a,b]	112,951	$9,996,163
Inogen Inc.[a,b]	33,969	766,341
Insulet Corp.[a]	368,498	14,618,316
Integra LifeSciences Holdings Corp.[a,b]	67,934	3,196,974
K2M Group Holdings Inc.[a]	58,688	873,277
LDR Holding Corp.[a,b]	110,454	2,762,455
Masimo Corp.[a]	321,801	7,594,504
Meridian Bioscience Inc.[b]	276,365	5,704,174
Natus Medical Inc.[a]	213,723	5,372,996
Neogen Corp.[a,b]	243,821	9,867,436
NuVasive Inc.[a]	258,741	9,203,417
NxStage Medical Inc.[a]	408,369	5,868,262
OraSure Technologies Inc.[a]	24,134	207,794
Oxford Immunotec Global PLC[a]	86,426	1,454,550
Quidel Corp.[a,b]	188,909	4,176,778
Rockwell Medical Technologe Inc.[a,b]	33,339	399,735
Spectranetics Corp. (The)[a]	276,479	6,325,839
Staar Surgical Co.[a,b]	255,256	4,288,301
Steris Corp.	392,961	21,015,554
SurModics Inc.[a,b]	15,096	323,356
Tandem Diabetes Care Inc.[a,b]	55,689	905,503
Thoratec Corp.[a]	377,745	13,168,191
TransEnterix Inc.[a]	17,344	87,414
TriVascular Technologies Inc.[a]	49,404	769,220
Unilife Corp.[a,b]	564,702	1,671,518
Utah Medical Products Inc.	24,982	1,285,074
Vascular Solutions Inc.[a]	113,853	2,526,398
Veracyte Inc.[a]	43,171	739,087
Volcano Corp.[a,b]	340,688	5,999,516
West Pharmaceutical Services Inc.	469,949	19,822,449
Wright Medical Group Inc.[a]	155,648	4,887,347
Zeltiq Aesthetics Inc.[a,b]	193,262	2,935,650

		268,609,811
HEALTH CARE PROVIDERS & SERVICES — 2.78%
Acadia Healthcare Co. Inc.[a,b]	241,810	11,002,355
Addus HomeCare Corp.[a]	3,947	88,729
Air Methods Corp.[a]	261,410	13,501,826
Alliance HealthCare Services Inc.[a,b]	9,523	257,121
AmSurg Corp.[a]	46,081	2,099,911
Bio-Reference Laboratories Inc.[a,b]	151,903	4,590,509
BioTelemetry Inc.[a]	103,909	745,027
Capital Senior Living Corp.[a,b]	192,685	4,593,610
Chemed Corp.[b]	116,642	10,931,688
Chindex International Inc.[a]	82,533	1,955,207
CorVel Corp.[a]	73,733	3,331,257
Emeritus Corp.[a,b]	249,538	7,897,878
Ensign Group Inc. (The)	123,352	3,833,780
ExamWorks Group Inc.[a,b]	230,688	7,319,730
Gentiva Health Services Inc.[a]	213,001	3,207,795
HealthSouth Corp.	445,280	15,972,194
Healthways Inc.[a,b]	109,087	1,913,386
IPC The Hospitalist Co. Inc.[a,b]	65,513	2,896,985
Landauer Inc.	64,491	2,708,622
Molina Healthcare Inc.[a,b]	200,790	8,961,258
MWI Veterinary Supply Inc.[a,b]	85,525	12,143,695
National Research Corp. Class Aa	57,839	809,168
Providence Service Corp. (The)[a,b]	76,372	2,794,451
RadNet Inc.[a]	205,038	1,359,402
Select Medical Holdings Corp.	491,163	7,662,143
Skilled Healthcare Group Inc. Class Aa,b	71,638	450,603
Surgical Care Affiliates Inc.[a]	79,129	2,301,071
Team Health Holdings Inc.[a,b]	467,066	23,325,276
U.S. Physical Therapy Inc.	82,056	2,805,495
WellCare Health Plans Inc.[a]	22,172	1,655,361

		163,115,533

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 1.03%
Castlight Health Inc.[a]	70,864	$1,077,133
Computer Programs and Systems Inc.	74,646	4,747,486
HealthStream Inc.[a]	140,678	3,418,476
HMS Holdings Corp.[a,b]	583,030	11,899,642
MedAssets Inc.[a]	382,061	8,726,273
Medidata Solutions Inc.[a,b]	359,729	15,399,999
Merge Healthcare Inc.[a]	469,831	1,066,516
Omnicell Inc.[a]	243,407	6,988,215
Quality Systems Inc.	331,287	5,317,156
Vocera Communications Inc.[a,b]	150,111	1,981,465

		60,622,361
HOTELS, RESTAURANTS & LEISURE — 3.86%
BJ’s Restaurants Inc.[a]	38,273	1,336,110
Bloomin’ Brands Inc.[a]	513,284	11,512,960
Boyd Gaming Corp.[a,b]	412,546	5,004,183
Bravo Brio Restaurant Group Inc.[a,b]	114,294	1,784,129
Buffalo Wild Wings Inc.[a,b]	125,700	20,829,747
Caesars Entertainment Corp.[a,b]	45,003	813,654
Cheesecake Factory Inc. (The)	332,156	15,418,682
Churchill Downs Inc.	58,145	5,239,446
Chuy’s Holdings Inc.[a]	109,667	3,980,912
ClubCorp Holdings Inc.	145,601	2,699,443
Cracker Barrel Old Country Store Inc.	118,910	11,839,869
Del Frisco’s Restaurant Group Inc.[a]	157,114	4,330,062
Denny’s Corp.[a,b]	389,197	2,537,564
Diamond Resorts International Inc.[a,b]	235,214	5,473,430
DineEquity Inc.	43,387	3,448,833
Einstein Noah Restaurant Group Inc.	62,181	998,627
Famous Dave’s of America Inc.[a]	31,096	892,455
Fiesta Restaurant Group Inc.[a,b]	178,120	8,266,549
Ignite Restaurant Group Inc.[a,b]	51,663	752,213
Interval Leisure Group Inc.	203,397	4,462,530
Jack in the Box Inc.	266,247	15,932,221
Jamba Inc.[a,b]	115,172	1,393,581
Krispy Kreme Doughnuts Inc.[a]	433,262	6,923,527
La Quinta Holdings Inc.[a]	208,789	3,996,221
Life Time Fitness Inc.[a,b]	15,216	741,628
Morgans Hotel Group Co.[a]	58,451	463,516
Multimedia Games Holding Co. Inc.[a]	196,903	5,836,205
Nathan’s Famous Inc.[a]	20,893	1,132,192
Noodles & Co.[a,b]	71,971	2,475,083
Papa John’s International Inc.	204,311	8,660,743
Papa Murphy’s Holdings Inc.[a]	38,791	371,618
Pinnacle Entertainment Inc.[a,b]	396,304	9,978,935
Popeyes Louisiana Kitchen Inc.[a,b]	157,283	6,874,840
Potbelly Corp.[a]	99,300	1,584,828
Red Robin Gourmet Burgers Inc.[a,b]	95,027	6,765,922
Ruth’s Hospitality Group Inc.	153,346	1,893,823
Scientific Games Corp. Class Aa	215,401	2,395,259
Sonic Corp.[a,b]	253,734	5,602,447
Texas Roadhouse Inc.	463,540	12,052,040
Vail Resorts Inc.	240,380	18,552,528
Zoe’s Kitchen Inc.[a]	38,791	1,333,635

		226,582,190
HOUSEHOLD DURABLES — 0.77%
Beazer Homes USA Inc.[a]	75,522	1,584,451

Security	Shares	Value

Cavco Industries Inc.[a,b]	58,778	$5,013,763
Dixie Group Inc.[a]	76,856	813,905
Helen of Troy Ltd.[a]	71,689	4,346,504
Installed Building Products Inc.[a]	56,901	697,037
iRobot Corp.[a,b]	196,027	8,027,306
KB Home	411,023	7,677,910
La-Z-Boy Inc.	296,510	6,870,137
LGI Homes Inc.[a]	21,108	385,221
Libbey Inc.[a,b]	133,840	3,565,498
Turtle Beach Corp.[a]	46,638	430,935
Universal Electronics Inc.[a,b]	105,807	5,171,846
William Lyon Homes Class Aa,b	14,232	433,222

		45,017,735
HOUSEHOLD PRODUCTS — 0.21%
Central Garden & Pet Co. Class Aa,b	27,859	256,303
Harbinger Group Inc.[a]	228,913	2,907,195
Oil-Dri Corp. of America	6,039	184,612
Orchids Paper Products Co.	43,519	1,394,349
WD-40 Co.	99,610	7,492,664

		12,235,123
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
Ormat Technologies Inc.	45,055	1,298,935
Pattern Energy Group Inc.	262,443	8,689,488

		9,988,423
INDUSTRIAL CONGLOMERATES — 0.14%
Raven Industries Inc.	242,275	8,028,994

		8,028,994
INSURANCE — 0.44%
AmTrust Financial Services Inc.[b]	143,456	5,997,895
Atlas Financial Holdings Inc.[a]	71,470	1,083,485
Crawford & Co. Class B	50,224	506,258
eHealth Inc.[a]	126,491	4,802,863
Employers Holdings Inc.	119,987	2,541,325
Federated National Holding Co.	68,244	1,740,222
HCI Group Inc.	41,432	1,682,139
Heritage Insurance Holdings Inc.[a]	45,886	697,926
Infinity Property and Casualty Corp.	27,865	1,873,364
Maiden Holdings Ltd.	33,585	406,043
National Interstate Corp.	9,424	264,061
United Insurance Holdings Corp.	100,976	1,742,846
Universal Insurance Holdings Inc.	196,024	2,542,431

		25,880,858
INTERNET & CATALOG RETAIL — 0.67%
Blue Nile Inc.[a,b]	80,557	2,255,596
Coupons.com Inc.[a]	80,234	2,110,957
FTD Companies Inc.[a]	12,462	396,167
HSN Inc.	220,715	13,075,157
NutriSystem Inc.	194,304	3,324,541
Orbitz Worldwide Inc.[a]	158,134	1,407,393
Overstock.com Inc.[a,b]	76,065	1,199,545
PetMed Express Inc.	136,934	1,845,870
RetailMeNot Inc.[a,b]	204,735	5,447,998
Shutterfly Inc.[a,b]	156,032	6,718,738
Valuevision Media Inc. Class Aa,b	91,437	456,271
Vitacost.com Inc.[a,b]	146,025	914,116

		39,152,349

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 4.68%
Aerohive Networks Inc.[a]	28,822	$236,917
Amber Road Inc.[a]	54,179	873,907
Angie’s List Inc.[a]	289,964	3,462,170
Bankrate Inc.[a]	41,903	734,979
Bazaarvoice Inc.[a,b]	139,573	1,101,231
Benefitfocus Inc.[a,b]	32,494	1,501,873
Borderfree Inc.[a]	36,277	601,110
Brightcove Inc.[a,b]	213,355	2,248,762
Carbonite Inc.[a]	117,653	1,408,306
Care.com Inc.[a,b]	44,288	560,686
ChannelAdvisor Corp.[a,b]	137,627	3,627,848
comScore Inc.[a]	230,497	8,178,034
Constant Contact Inc.[a,b]	208,751	6,702,995
Conversant Inc.[a,b]	445,566	11,317,376
Cornerstone OnDemand Inc.[a,b]	353,413	16,264,066
Cvent Inc.[a,b]	119,269	3,469,535
Dealertrack Technologies Inc.[a,b]	298,568	13,537,073
Demandware Inc.[a,b]	199,773	13,858,253
Dice Holdings Inc.[a]	82,957	631,303
E2open Inc.[a,b]	154,141	3,186,094
Endurance International Group Holdings Inc.[a,b]	200,414	3,064,330
Envestnet Inc.[a]	226,422	11,076,564
Everyday Health Inc.[a]	45,926	848,712
Five9 Inc.[a]	74,043	533,110
Global Eagle Entertainment Inc.[a,b]	189,708	2,352,379
Gogo Inc.[a,b]	371,555	7,267,616
GrubHub Inc.[a]	59,393	2,103,106
GTT Communications Inc.[a]	93,688	956,554
j2 Global Inc.	316,220	16,082,949
LivePerson Inc.[a]	360,453	3,658,598
LogMeIn Inc.[a]	161,479	7,528,151
Marchex Inc. Class B	218,392	2,625,072
Marin Software Inc.[a,b]	175,073	2,060,609
Marketo Inc.[a,b]	170,454	4,956,802
Move Inc.[a,b]	263,204	3,892,787
NIC Inc.	436,267	6,914,832
OpenTable Inc.[a,b]	156,391	16,202,108
OPOWER Inc.[a]	47,163	889,023
Perficient Inc.[a]	149,811	2,916,820
Q2 Holdings Inc.[a]	60,045	856,242
Reis Inc.[b]	3,292	69,395
Rocket Fuel Inc.[a,b]	122,016	3,793,477
SciQuest Inc.[a,b]	182,385	3,226,391
Shutterstock Inc.[a,b]	101,167	8,394,838
SPS Commerce Inc.[a,b]	108,226	6,838,801
Stamps.com Inc.[a]	86,356	2,909,334
Textura Corp.[a,b]	123,943	2,930,013
Travelzoo Inc.[a]	49,027	948,672
TrueCar Inc.[a]	51,705	764,200
Trulia Inc.[a,b]	228,349	10,819,176
Unwired Planet Inc.[a]	620,921	1,384,654
VistaPrint NVa,b	221,338	8,955,336
Web.com Group Inc.[a,b]	344,305	9,940,085
WebMD Health Corp.[a,b]	257,638	12,443,915
Wix.com Ltd.[a,b]	92,170	1,828,653
XO Group Inc.[a,b]	182,128	2,225,604
Xoom Corp.[a,b]	205,545	5,418,166
Zix Corp.[a,b]	409,817	1,401,574

		274,581,166

Security	Shares	Value

IT SERVICES — 3.25%
Blackhawk Network Holdings Inc.[a,b]	349,776	$9,870,679
Cardtronics Inc.[a,b]	295,818	10,081,477
Cass Information Systems Inc.	76,660	3,793,137
CSG Systems International Inc.	93,631	2,444,705
EPAM Systems Inc.[a]	236,748	10,357,725
Euronet Worldwide Inc.[a,b]	338,870	16,347,089
EVERTEC Inc.	436,730	10,586,335
ExlService Holdings Inc.[a]	92,128	2,713,170
Forrester Research Inc.	72,596	2,749,936
Hackett Group Inc. (The)	36,857	220,036
Heartland Payment Systems Inc.	238,332	9,821,662
Higher One Holdings Inc.[a]	84,055	320,250
iGATE Corp.[a]	244,623	8,901,831
Information Services Group Inc.[a]	217,155	1,044,516
Lionbridge Technologies Inc.[a]	429,704	2,552,442
Luxoft Holding Inc.[a]	52,128	1,879,736
MAXIMUS Inc.	450,214	19,368,206
NeuStar Inc. Class Aa	141,101	3,671,448
Sapient Corp.[a]	762,106	12,384,222
Science Applications International Corp.	279,507	12,343,029
Sykes Enterprises Inc.[a]	23,316	506,657
Syntel Inc.[a]	103,201	8,871,158
TeleTech Holdings Inc.[a,b]	60,080	1,741,719
Unisys Corp.[a,b]	205,257	5,078,058
Virtusa Corp.[a,b]	172,895	6,189,641
WEX Inc.[a,b]	257,704	27,051,189

		190,890,053
LEISURE EQUIPMENT & PRODUCTS — 0.52%
Arctic Cat Inc.	30,013	1,183,112
Brunswick Corp.	308,327	12,989,817
Escalade Inc.	13,892	224,217
Malibu Boats Inc. Class Aa	47,452	953,785
Marine Products Corp.	69,855	579,797
Nautilus Inc.[a,b]	126,943	1,407,798
Smith & Wesson Holding Corp.[a,b]	365,428	5,313,323
Sturm, Ruger & Co. Inc.[b]	129,012	7,612,998

		30,264,847
LIFE SCIENCES TOOLS & SERVICES — 0.88%
Accelerate Diagnostics Inc.[a,b]	150,957	3,924,882
Affymetrix Inc.[a]	120,947	1,077,638
Cambrex Corp.[a]	203,602	4,214,561
Enzo Biochem Inc.[a]	227,237	1,192,994
Fluidigm Corp.[a,b]	186,582	5,485,511
Furiex Pharmaceuticals Inc.[a]	47,364	5,029,110
Luminex Corp.[a,b]	250,330	4,293,159
NanoString Technologies Inc.[a]	66,808	998,780
Pacific Biosciences of California Inc.[a]	382,479	2,363,720
PAREXEL International Corp.[a]	378,243	19,986,360
Sequenom Inc.[a,b]	777,586	3,009,258

		51,575,973
MACHINERY — 4.52%
Accuride Corp.[a,b]	232,393	1,136,402
Albany International Corp. Class A	21,714	824,263
Altra Industrial Motion Corp.	180,914	6,583,460
American Railcar Industries Inc.	58,701	3,978,167
ARC Group Worldwide Inc.[a]	20,403	310,126

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Blount International Inc.[a,b]	332,563	$4,692,464
Chart Industries Inc.[a,b]	202,632	16,765,772
CIRCOR International Inc.	105,574	8,142,923
CLARCOR Inc.	316,188	19,556,228
Columbus McKinnon Corp.	14,518	392,712
Commercial Vehicle Group Inc.[a,b]	175,862	1,765,654
Douglas Dynamics Inc.	130,495	2,299,322
Dynamic Materials Corp.	5,466	120,963
Energy Recovery Inc.[a,b]	81,135	399,184
EnPro Industries Inc.[a]	151,068	11,052,135
ExOne Co. (The)[a,b]	65,980	2,614,128
Global Brass & Copper Holdings Inc.	126,676	2,140,824
Gorman-Rupp Co. (The)	125,306	4,432,073
Graham Corp.	68,139	2,371,919
Greenbrier Companies Inc. (The)[a]	183,459	10,567,238
Harsco Corp.	536,949	14,298,952
Hillenbrand Inc.	417,639	13,623,384
Hyster-Yale Materials Handling Inc.	68,340	6,050,824
John Bean Technologies Corp.	194,633	6,031,677
Kadant Inc.	10,255	394,305
Lindsay Corp.[b]	72,164	6,095,693
Lydall Inc.[a]	97,658	2,672,899
Manitex International Inc.[a]	92,207	1,497,442
Meritor Inc.[a]	342,917	4,471,638
Miller Industries Inc.	4,356	89,646
Mueller Industries Inc.	245,807	7,229,184
Mueller Water Products Inc. Class A	1,061,783	9,173,805
NN Inc.	109,655	2,804,975
Omega Flex Inc.	18,862	370,072
Proto Labs Inc.[a,b]	150,497	12,328,714
RBC Bearings Inc.	154,662	9,906,101
Rexnord Corp.[a]	499,612	14,064,078
Standex International Corp.	60,905	4,536,204
Sun Hydraulics Corp.	147,959	6,007,135
Tennant Co.	122,514	9,350,268
TriMas Corp.[a,b]	265,898	10,138,691
Twin Disc Inc.	39,728	1,313,010
Wabash National Corp.[a]	458,253	6,530,105
Watts Water Technologies Inc. Class A	11,745	725,019
Woodward Inc.	294,561	14,781,071
Xerium Technologies Inc.[a,b]	72,487	1,011,919

		265,642,768
MARINE — 0.04%
Matson Inc.	98,586	2,646,048

		2,646,048
MEDIA — 1.04%
Carmike Cinemas Inc.[a,b]	153,017	5,375,487
Crown Media Holdings Inc. Class Aa	190,488	691,471
Cumulus Media Inc. Class Aa,b	609,323	4,015,439
Entravision Communications Corp. Class A	363,799	2,262,830
Eros International PLC[a]	47,010	713,142
Global Sources Ltd.[a,b]	15,152	125,459
Gray Television Inc.[a]	329,454	4,325,731
Loral Space & Communications Inc.[a]	87,141	6,334,279
Martha Stewart Living Omnimedia Inc. Class Aa	149,503	702,664
MDC Partners Inc.	69,756	1,499,056
National CineMedia Inc.	88,198	1,544,347
Nexstar Broadcasting Group Inc.	203,625	10,509,086
Radio One Inc. Class Da	153,679	757,638
ReachLocal Inc.[a,b]	53,476	375,936
Rentrak Corp.[a]	60,426	3,169,344

Security	Shares	Value

Saga Communications Inc. Class A	4,928	$210,524
Sinclair Broadcast Group Inc. Class A	456,679	15,869,595
World Wrestling Entertainment Inc. Class Ab	197,665	2,358,144

		60,840,172
METALS & MINING — 1.21%
Coeur Mining Inc.[a,b]	187,955	1,725,427
Globe Specialty Metals Inc.	424,501	8,821,131
Gold Resource Corp.[b]	250,218	1,266,103
Handy & Harman Ltd.[a,b]	4,130	110,560
Haynes International Inc.	4,369	247,242
Horsehead Holding Corp.[a]	46,531	849,656
Materion Corp.	53,822	1,990,876
Olympic Steel Inc.	11,499	284,600
RTI International Metals Inc.[a]	12,449	331,019
Stillwater Mining Co.[a]	746,510	13,101,250
SunCoke Energy Inc.[a]	322,035	6,923,753
US Silica Holdings Inc.	357,485	19,818,968
Walter Energy Inc.[b]	111,628	608,373
Worthington Industries Inc.	342,258	14,730,784

		70,809,742
MULTILINE RETAIL — 0.16%
Burlington Stores Inc.[a,b]	170,159	5,421,266
Tuesday Morning Corp.[a]	234,751	4,183,263

		9,604,529
OIL, GAS & CONSUMABLE FUELS — 4.11%
Abraxas Petroleum Corp.[a]	547,324	3,426,248
Adams Resources & Energy Inc.	837	65,395
Alon USA Energy Inc.	48,925	608,627
Apco Oil and Gas International Inc.[a,b]	9,592	138,413
Approach Resources Inc.[a,b]	111,016	2,523,394
Bonanza Creek Energy Inc.[a,b]	218,126	12,474,626
BPZ Resources Inc.[a]	351,761	1,083,424
Carrizo Oil & Gas Inc.[a,b]	302,505	20,951,496
Clayton Williams Energy Inc.[a]	39,170	5,380,783
Clean Energy Fuels Corp.[a,b]	257,624	3,019,353
Delek US Holdings Inc.	205,609	5,804,342
Diamondback Energy Inc.[a,b]	253,210	22,485,048
Evolution Petroleum Corp.	130,407	1,427,957
EXCO Resources Inc.[b]	385,738	2,271,997
Forest Oil Corp.[a]	103,014	234,872
FX Energy Inc.[a,b]	354,871	1,281,084
GasLog Ltd.	52,643	1,678,785
Gastar Exploration Inc.[a,b]	341,706	2,976,259
Goodrich Petroleum Corp.[a,b]	231,362	6,385,591
Green Plains Inc.	210,452	6,917,557
Isramco Inc.[a,b]	6,136	780,008
Jones Energy Inc. Class Aa	74,166	1,520,403
Kodiak Oil & Gas Corp.[a]	1,772,453	25,789,191
Magnum Hunter Resources Corp.[a,b]	1,321,688	10,837,842
Matador Resources Co.[a]	275,437	8,064,795
Miller Energy Resources Inc.[a]	13,766	88,102
Pacific Ethanol Inc.[a]	9,297	142,151
Panhandle Oil and Gas Inc.	46,511	2,606,011
Parsley Energy Inc. Class Aa	332,509	8,003,492
PDC Energy Inc.[a]	17,138	1,082,265
PetroQuest Energy Inc.[a,b]	357,354	2,687,302
Quicksilver Resources Inc.[a,b]	107,737	287,658
Rentech Inc.[a]	1,192,040	3,087,384
REX American Resources Corp.[a,b]	33,433	2,450,973

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Rex Energy Corp.[a,b]	319,673	$5,661,409
Ring Energy Inc.[a]	123,840	2,161,008
Rosetta Resources Inc.[a,b]	51,887	2,846,002
RSP Permian Inc.[a,b]	40,647	1,318,589
Sanchez Energy Corp.[a,b]	182,692	6,867,392
SemGroup Corp. Class A	283,387	22,345,065
Solazyme Inc.[a,b]	505,175	5,950,962
Synergy Resources Corp.[a]	442,655	5,865,179
TransAtlantic Petroleum Ltd.[a]	77,674	884,707
Triangle Petroleum Corp.[a]	282,628	3,320,879
Vertex Energy Inc.[a]	78,452	761,769
W&T Offshore Inc.	88,979	1,456,586
Western Refining Inc.	353,742	13,283,012

		241,285,387
PAPER & FOREST PRODUCTS — 0.83%
Boise Cascade Co.[a]	262,022	7,504,310
Clearwater Paper Corp.[a,b]	135,790	8,380,959
Deltic Timber Corp.	73,873	4,463,407
KapStone Paper and Packaging Corp.[a]	562,388	18,631,914
Neenah Paper Inc.	56,704	3,013,818
P.H. Glatfelter Co.	107,119	2,841,867
Schweitzer-Mauduit International Inc.	30,792	1,344,379
Wausau Paper Corp.	260,497	2,818,577

		48,999,231
PERSONAL PRODUCTS — 0.15%
Female Health Co. (The)[b]	101,891	561,419
IGI Laboratories Inc.[a]	191,193	1,015,235
Inter Parfums Inc.	7,741	228,747
Medifast Inc.[a,b]	88,144	2,680,459
Revlon Inc. Class Aa	18,129	552,935
Synutra International Inc.[a]	103,989	697,766
USANA Health Sciences Inc.[a,b]	42,843	3,347,752

		9,084,313
PHARMACEUTICALS — 3.00%
AcelRx Pharmaceuticals Inc.[a,b]	164,761	1,688,800
Achaogen Inc.[a]	45,886	640,569
Aerie Pharmaceuticals Inc.[a]	69,842	1,729,986
Akorn Inc.[a,b]	414,538	13,783,389
Alimera Sciences Inc.[a,b]	174,247	1,041,997
Ampio Pharmaceuticals Inc.[a,b]	271,914	2,270,482
ANI Pharmaceuticals Inc.[a]	45,720	1,574,597
Aratana Therapeutics Inc.[a,b]	162,400	2,535,064
Auxilium Pharmaceuticals Inc.[a,b]	334,192	6,703,892
AVANIR Pharmaceuticals Inc. Class Aa,b	1,062,932	5,994,936
Bio-Path Holdings Inc.	488,017	1,488,452
BioDelivery Sciences International Inc.[a,b]	278,207	3,357,958
Cempra Inc.[a,b]	151,946	1,630,381
Corcept Therapeutics Inc.[a,b]	352,865	988,022
Depomed Inc.[a,b]	387,225	5,382,428
Egalet Corp.[a,b]	26,297	345,017
Endocyte Inc.[a,b]	246,380	1,623,644
Horizon Pharma Inc.[a,b]	432,719	6,845,615
Impax Laboratories Inc.[a]	90,383	2,710,586
Intra-Cellular Therapies Inc.[a]	113,711	1,917,167
Lannett Co. Inc.[a,b]	171,033	8,486,657
Medicines Co. (The)[a]	392,628	11,409,770
Nektar Therapeutics[a,b]	477,122	6,116,704
Omeros Corp.[a,b]	210,420	3,661,308
Pacira Pharmaceuticals Inc.[a]	237,103	21,780,282

Security	Shares	Value

Pain Therapeutics Inc.[a]	252,986	$1,454,670
Pernix Therapeutics Holdings Inc.[a]	221,212	1,986,484
Phibro Animal Health Corp.[a]	97,472	2,139,510
POZEN Inc.	181,716	1,513,694
Prestige Brands Holdings Inc.[a]	343,967	11,657,042
Relypsa Inc.[a,b]	112,400	2,733,568
Repros Therapeutics Inc.[a,b]	156,133	2,701,101
Revance Therapeutics Inc.[a,b]	28,477	968,218
Sagent Pharmaceuticals Inc.[a,b]	116,555	3,014,112
SciClone Pharmaceuticals Inc.[a]	210,613	1,107,824
Sucampo Pharmaceuticals Inc. Class Aa,b	117,816	812,930
Supernus Pharmaceuticals Inc.[a,b]	194,658	2,131,505
TherapeuticsMD Inc.[a,b]	668,743	2,955,844
Theravance Biopharma Inc.[a]	147,867	4,714,000
Theravance Inc.[a]	517,557	15,412,847
VIVUS Inc.[a,b]	597,940	3,181,041
XenoPort Inc.[a]	54,268	262,114
Zogenix Inc.[a,b]	816,511	1,641,187

		176,095,394
PROFESSIONAL SERVICES — 1.56%
Advisory Board Co. (The)[a,b]	243,394	12,607,809
Barrett Business Services Inc.	47,722	2,242,934
Corporate Executive Board Co. (The)	224,778	15,334,355
Corporate Resource Services Inc.[a]	116,751	347,918
Exponent Inc.	87,141	6,458,020
Franklin Covey Co.[a]	41,277	830,906
GP Strategies Corp.[a,b]	67,721	1,752,619
Hill International Inc.[a]	127,198	792,444
Huron Consulting Group Inc.[a]	15,974	1,131,279
Insperity Inc.	151,184	4,989,072
Kforce Inc.	181,725	3,934,346
Korn/Ferry International[a]	169,673	4,983,296
Mistras Group Inc.[a,b]	108,189	2,652,794
On Assignment Inc.[a]	361,261	12,850,054
Paylocity Holding Corp.[a]	17,098	369,830
RPX Corp.[a,b]	37,671	668,660
TriNet Group Inc.[a]	32,094	772,503
TrueBlue Inc.[a]	275,184	7,586,823
WageWorks Inc.[a,b]	233,445	11,254,383

		91,560,045
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.53%
Alexander’s Inc.[b]	13,061	4,825,648
American Assets Trust Inc.	46,846	1,618,529
Aviv REIT Inc.	10,280	289,588
CareTrust REIT Inc.[a,b]	125,157	2,478,108
CoreSite Realty Corp.	139,752	4,621,599
DuPont Fabros Technology Inc.[b]	135,276	3,647,041
EastGroup Properties Inc.[b]	189,012	12,140,241
Empire State Realty Trust Inc. Class A	609,266	10,052,889
Glimcher Realty Trust	819,227	8,872,228
National Health Investors Inc.[b]	219,789	13,750,000
Potlatch Corp.	269,948	11,175,847
PS Business Parks Inc.	65,221	5,445,301
QTS Realty Trust Inc. Class A	79,666	2,280,837
Ryman Hospitality Properties Inc.	148,205	7,136,071
Sabra Healthcare REIT Inc.	295,425	8,481,652
Saul Centers Inc.[b]	56,277	2,735,062
Sovran Self Storage Inc.	190,395	14,708,014
Strategic Hotels & Resorts Inc.[a]	1,259,473	14,748,429
Sun Communities Inc.	272,794	13,596,053
UMH Properties Inc.	16,499	165,485
Universal Health Realty Income Trust[b]	81,202	3,530,663
Urstadt Biddle Properties Inc. Class Ab	105,682	2,206,640

		148,505,925

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.42%
Altisource Asset Management Corp.[a]	7,654	$5,534,301
Altisource Portfolio Solutions SAa	97,026	11,117,239
Consolidated-Tomoka Land Co.	7,714	354,073
Forestar Group Inc.[a,b]	20,896	398,905
Kennedy-Wilson Holdings Inc.	37,249	999,018
St. Joe Co. (The)[a]	234,517	5,963,767
Tejon Ranch Co.[a]	6,118	196,938

		24,564,241
ROAD & RAIL — 0.91%
ArcBest Corp.	159,046	6,920,091
Celadon Group Inc.	9,341	199,150
Heartland Express Inc.	361,458	7,713,514
Knight Transportation Inc.	397,311	9,444,082
Marten Transport Ltd.	65,631	1,466,853
P.A.M. Transportation Services Inc.[a]	4,003	111,924
Quality Distribution Inc.[a]	47,101	699,921
Roadrunner Transportation Systems Inc.[a,b]	67,436	1,894,952
Saia Inc.[a,b]	164,055	7,206,936
Swift Transportation Co.[a,b]	565,961	14,279,196
Universal Truckload Services Inc.	27,327	693,013
Werner Enterprises Inc.	61,822	1,638,901
YRC Worldwide Inc.[a,b]	35,347	993,604

		53,262,137
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.86%
Advanced Energy Industries Inc.[a]	247,564	4,765,607
Ambarella Inc.[a,b]	191,526	5,971,781
Amkor Technology Inc.[a]	295,089	3,299,095
Applied Micro Circuits Corp.[a,b]	518,457	5,604,520
Brooks Automation Inc.	31,542	339,707
Cabot Microelectronics Corp.[a]	134,239	5,993,771
Cascade Microtech Inc.[a]	5,353	73,122
Cavium Inc.[a,b]	351,365	17,448,786
Cirrus Logic Inc.[a]	122,574	2,787,333
Cypress Semiconductor Corp.	1,048,933	11,443,859
Diodes Inc.[a]	165,549	4,794,299
Entegris Inc.[a]	511,736	7,033,811
Entropic Communications Inc.[a]	39,589	131,831
Exar Corp.[a]	36,511	412,574
GT Advanced Technologies Inc.[a,b]	906,985	16,869,921
Hittite Microwave Corp.	208,637	16,263,254
Inphi Corp.[a,b]	208,174	3,055,994
Integrated Device Technology Inc.[a,b]	651,928	10,078,807
Lattice Semiconductor Corp.[a]	782,529	6,455,864
M/A-COM Technology Solutions Holdings Inc.[a]	79,951	1,797,299
MaxLinear Inc. Class Aa	185,157	1,864,531
Micrel Inc.	296,669	3,346,426
Microsemi Corp.[a]	428,208	11,458,846
Monolithic Power Systems Inc.	256,747	10,873,236
Nanometrics Inc.[a]	87,885	1,603,901
NVE Corp.[a]	13,567	754,190
PDF Solutions Inc.[a]	202,930	4,306,175
PLX Technology Inc.[a]	270,260	1,748,582
PMC-Sierra Inc.[a]	362,036	2,755,094
Power Integrations Inc.	202,278	11,639,076
QuickLogic Corp.[a]	345,085	1,784,089

Security	Shares	Value

Rambus Inc.[a,b]	756,367	$10,816,048
RF Micro Devices Inc.[a]	1,902,861	18,248,437
Rubicon Technology Inc.[a,b]	18,805	164,544
Rudolph Technologies Inc.[a]	28,504	281,620
Semtech Corp.[a]	447,075	11,691,011
Silicon Image Inc.[a]	267,786	1,349,641
Silicon Laboratories Inc.[a]	198,814	9,791,590
Spansion Inc. Class Aa	401,478	8,459,142
Synaptics Inc.[a]	239,544	21,712,268
Tessera Technologies Inc.	207,998	4,592,596
TriQuint Semiconductor Inc.[a]	1,139,335	18,012,886
Ultra Clean Holdings Inc.[a]	61,771	559,028
Ultratech Inc.[a]	34,130	757,003
Vitesse Semiconductor Corp.[a]	303,016	1,045,405
Xcerra Corp.[a]	129,306	1,176,685

		285,413,285
SOFTWARE — 6.67%
A10 Networks Inc.[a]	77,215	1,026,960
ACI Worldwide Inc.[a,b]	252,218	14,081,331
Advent Software Inc.	342,240	11,146,757
American Software Inc. Class A	164,876	1,628,975
Aspen Technology Inc.[a]	612,278	28,409,699
AVG Technologies[a,b]	231,678	4,663,678
Barracuda Networks Inc.[a,b]	52,716	1,635,250
Blackbaud Inc.	307,004	10,972,323
Bottomline Technologies Inc.[a,b]	219,611	6,570,761
BroadSoft Inc.[a,b]	190,309	5,022,255
Callidus Software Inc.[a,b]	305,555	3,648,327
Cinedigm Corp.[a]	115,507	287,612
CommVault Systems Inc.[a,b]	313,785	15,428,808
Comverse Inc.[a,b]	149,286	3,982,950
Covisint Corp.[a,b]	2,587	12,573
Cyan Inc.[a,b]	182,588	735,830
Digimarc Corp.	43,401	1,414,873
Ellie Mae Inc.[a,b]	187,765	5,845,124
EPIQ Systems Inc.	12,953	181,990
ePlus Inc.[a]	1,592	92,654
Fair Isaac Corp.	227,924	14,532,434
FleetMatics Group PLC[a]	248,306	8,030,216
Gigamon Inc.[a,b]	160,791	3,077,540
Glu Mobile Inc.[a,b]	542,539	2,712,695
Guidance Software Inc.[a,b]	118,408	1,079,881
Guidewire Software Inc.[a,b]	451,839	18,371,774
Imperva Inc.[a,b]	146,992	3,848,251
Infoblox Inc.[a]	309,917	4,075,409
Interactive Intelligence Group Inc.[a]	111,449	6,255,632
Jive Software Inc.[a,b]	280,731	2,389,021
Kofax Ltd.[a]	493,404	4,243,274
Manhattan Associates Inc.[a]	504,030	17,353,753
Mavenir Systems Inc.[a,b]	64,177	972,282
MicroStrategy Inc. Class Aa	60,339	8,484,870
Model N Inc.[a]	90,029	994,820
Monotype Imaging Holdings Inc.	262,812	7,403,414
NetScout Systems Inc.[a,b]	243,478	10,795,815
Park City Group Inc.[a]	63,449	690,960
Pegasystems Inc.	235,024	4,963,707
Proofpoint Inc.[a,b]	245,975	9,214,223
PROS Holdings Inc.[a,b]	156,398	4,135,163
QAD Inc. Class A	34,934	744,793
QLIK Technologies Inc.[a,b]	596,085	13,483,443
Qualys Inc.[a]	133,703	3,432,156
Rally Software Development Corp.[a,b]	165,236	1,799,420
RealPage Inc.[a,b]	344,414	7,742,427

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

Rubicon Project Inc. (The)[a]	48,054	$617,013
Sapiens International Corp.[a]	27,056	216,448
Silver Spring Networks Inc.[a]	218,575	2,913,605
SS&C Technologies Holdings Inc.[a]	452,972	20,030,422
Synchronoss Technologies Inc.[a]	234,594	8,201,406
Take-Two Interactive Software Inc.[a]	50,676	1,127,034
Tangoe Inc.[a]	257,194	3,873,342
TiVo Inc.[a]	261,222	3,372,376
Tyler Technologies Inc.[a,b]	219,507	20,021,233
Ultimate Software Group Inc. (The)[a,b]	188,520	26,047,808
Varonis Systems Inc.[a,b]	32,308	937,255
Vasco Data Security International Inc.[a]	195,730	2,270,468
Verint Systems Inc.[a]	339,604	16,657,576
VirnetX Holding Corp.[a,b]	285,895	5,034,611
Vringo Inc.[a,b]	409,786	1,401,468
Zendesk Inc.[a]	68,996	1,199,150

		391,537,318
SPECIALTY RETAIL — 3.53%
America’s Car-Mart Inc.[a,b]	7,907	312,722
ANN INC.[a]	311,420	12,811,819
Asbury Automotive Group Inc.[a]	203,869	14,013,955
Brown Shoe Co. Inc.	140,244	4,012,381
Buckle Inc. (The)[b]	187,868	8,333,825
Build-A-Bear Workshop Inc.[a]	58,867	786,463
Cato Corp. (The) Class A	27,347	845,022
Christopher & Banks Corp.[a,b]	240,023	2,102,601
Conn’s Inc.[a,b]	184,153	9,095,317
Container Store Group Inc. (The)[a,b]	114,401	3,178,060
Destination Maternity Corp.	12,576	286,356
Destination XL Group Inc.[a]	40,706	224,290
Express Inc.[a,b]	33,053	562,893
Finish Line Inc. (The) Class A	80,224	2,385,862
Five Below Inc.[a,b]	360,864	14,402,082
Francesca’s Holdings Corp.[a,b]	280,741	4,138,122
Genesco Inc.[a,b]	14,032	1,152,448
Group 1 Automotive Inc.	29,620	2,497,262
hhgregg Inc.[a]	30,318	308,334
Hibbett Sports Inc.[a,b]	172,240	9,330,241
Kirkland’s Inc.[a,b]	57,094	1,059,094
Lithia Motors Inc. Class A	151,788	14,278,697
Lumber Liquidators Holdings Inc.[a,b]	182,408	13,853,888
Mattress Firm Holding Corp.[a,b]	99,643	4,757,953
Men’s Wearhouse Inc. (The)	253,877	14,166,337
Monro Muffler Brake Inc.	210,268	11,184,155
New York & Co. Inc.[a]	88,657	327,144
Outerwall Inc.[a,b]	135,556	8,045,249
Pacific Sunwear of California Inc.[a,b]	270,519	643,835
Pier 1 Imports Inc.	628,613	9,686,926
Restoration Hardware Holdings Inc.[a,b]	207,324	19,291,498
Select Comfort Corp.[a]	360,884	7,455,863
Sportsman’s Warehouse Holdings Inc.[a]	24,074	192,592
Tile Shop Holdings Inc. (The)[a,b]	186,459	2,850,958
Vitamin Shoppe Inc.[a,b]	102,969	4,429,726
Winmark Corp.	15,708	1,093,748
Zumiez Inc.[a,b]	109,380	3,017,794

		207,115,512
TEXTILES, APPAREL & LUXURY GOODS — 1.45%
Columbia Sportswear Co.	61,647	5,095,125
Crocs Inc.[a,b]	74,511	1,119,900
Culp Inc.	7,741	134,771
G-III Apparel Group Ltd.[a]	118,849	9,705,209

Security	Shares	Value

Iconix Brand Group Inc.[a,b]	104,778	$4,499,167
Movado Group Inc.	55,110	2,296,434
Oxford Industries Inc.	96,675	6,445,322
Quiksilver Inc.[a,b]	556,408	1,991,941
R.G. Barry Corp.	4,645	88,023
Sequential Brands Group Inc.	88,341	1,219,989
SKECHERS U.S.A. Inc. Class Aa	192,390	8,792,223
Steven Madden Ltd.[a]	387,574	13,293,788
Tumi Holdings Inc.[a,b]	336,786	6,779,502
Vera Bradley Inc.[a,b]	146,181	3,196,979
Vince Holding Corp.[a,b]	74,286	2,720,353
Wolverine World Wide Inc.	674,775	17,584,637

		84,963,363
THRIFTS & MORTGAGE FINANCE — 0.48%
BofI Holding Inc.[a,b]	94,402	6,935,715
Essent Group Ltd.[a,b]	276,980	5,564,528
Kearny Financial Corp.[a]	9,310	140,953
Meridian Interstate Bancorp Inc.[a,b]	55,157	1,416,432
MGIC Investment Corp.[a]	936,527	8,653,510
Radian Group Inc.	255,310	3,781,141
Stonegate Mortgage Corp.[a]	13,972	194,909
Tree.com Inc.[a]	18,834	548,823
United Financial Bancorp Inc.	55,722	755,033

		27,991,044
TOBACCO — 0.11%
22nd Century Group Inc.	273,336	839,142
Vector Group Ltd.	273,359	5,653,064

		6,492,206
TRADING COMPANIES & DISTRIBUTORS — 1.03%
Aceto Corp.	28,657	519,838
Aircastle Ltd.[b]	128,081	2,275,999
Applied Industrial Technologies Inc.	100,841	5,115,664
Beacon Roofing Supply Inc.[a,b]	71,160	2,356,819
DXP Enterprises Inc.[a,b]	86,096	6,503,692
General Finance Corp.[a]	73,618	699,371
H&E Equipment Services Inc.[a]	208,008	7,559,011
Kaman Corp.	93,798	4,007,989
Rush Enterprises Inc. Class Aa,b	190,955	6,620,410
Stock Building Supply Holdings Inc.[a,b]	96,905	1,911,936
TAL International Group Inc.	77,770	3,449,877
Textainer Group Holdings Ltd.[b]	35,021	1,352,511
Titan Machinery Inc.[a]	18,215	299,819
Watsco Inc.	171,807	17,654,887

		60,327,823
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	56,143	1,120,614

		1,120,614
WATER UTILITIES — 0.04%
American States Water Co.	17,790	591,162
SJW Corp.	20,956	570,003
York Water Co. (The)	53,636	1,116,701

		2,277,866

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Leap Wireless International Inc.	88,918	$224,074
NTELOS Holdings Corp.[b]	49,572	617,667
RingCentral Inc. Class Aa,b	186,295	2,818,643
Shenandoah Telecommunications Co.	136,533	4,158,795

		7,819,179

TOTAL COMMON STOCKS
(Cost: $5,511,966,319)		5,830,685,963

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 17.18%

MONEY MARKET FUNDS — 17.18%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.14%[c,d,e]	936,462,216	936,462,216
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[c,d,e]	57,571,721	57,571,721
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	14,522,741	14,522,741

		1,008,556,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,008,556,678)		1,008,556,678

TOTAL INVESTMENTS IN SECURITIES — 116.48%
(Cost: $6,520,522,997)		6,839,242,641
Other Assets, Less Liabilities — (16.48)%		(967,498,537)

NET ASSETS — 100.00%		$5,871,744,104

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

254

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.30%

AEROSPACE & DEFENSE — 2.34%
AAR Corp.	271,883	$7,493,096
AeroVironment Inc.[a,b]	59,472	1,891,210
American Science and Engineering Inc.	47,565	3,310,048
Cubic Corp.	133,492	5,941,729
Curtiss-Wright Corp.	245,317	16,082,983
DigitalGlobe Inc.[a,b]	518,325	14,409,435
Ducommun Inc.[a,b]	45,952	1,200,726
Engility Holdings Inc.[a,b]	120,655	4,616,260
Erickson Inc.[a,b]	41,576	675,610
Esterline Technologies Corp.[a,b]	218,515	25,155,447
Keyw Holding Corp. (The)[a,b]	224,686	2,824,303
Kratos Defense & Security Solutions Inc.[a,b]	307,324	2,397,127
LMI Aerospace Inc.[a,b]	71,800	939,144
Moog Inc. Class Aa	283,011	20,628,672
National Presto Industries Inc.[b]	33,222	2,419,890
Orbital Sciences Corp.[a]	415,857	12,288,574
SIFCO Industries Inc.	13,918	434,242
Teledyne Technologies Inc.[a,b]	199,285	19,364,523

		142,073,019
AIR FREIGHT & LOGISTICS — 0.40%
Air Transport Services Group Inc.[a]	359,234	3,006,789
Atlas Air Worldwide Holdings Inc.[a,b]	173,379	6,389,016
UTi Worldwide Inc.	628,458	6,498,256
XPO Logistics Inc.[a,b]	289,778	8,293,446

		24,187,507
AIRLINES — 0.39%
JetBlue Airways Corp.[a,b]	1,467,085	15,917,872
Republic Airways Holdings Inc.[a]	341,956	3,706,803
SkyWest Inc.	351,166	4,291,249

		23,915,924
AUTO COMPONENTS — 0.82%
Cooper Tire & Rubber Co.	395,546	11,866,380
Cooper-Standard Holding Inc.[a]	88,642	5,864,555
Dana Holding Corp.	540,634	13,202,282
Federal-Mogul Holdings Corp.[a,b]	197,997	4,005,479
Fuel Systems Solutions Inc.[a]	97,496	1,086,106
Modine Manufacturing Co.[a]	232,595	3,661,045
Remy International Inc.	91,036	2,125,691
Shiloh Industries Inc.[a]	3,307	61,047
Spartan Motors Inc.	237,233	1,077,038
Standard Motor Products Inc.	54,818	2,448,720
Stoneridge Inc.[a]	44,622	478,348
Strattec Security Corp.	5,094	328,512
Superior Industries International Inc.	162,316	3,346,956

		49,552,159
BEVERAGES — 0.01%
Coca-Cola Bottling Co. Consolidated	2,711	199,719
Craft Brew Alliance Inc.[a,b]	14,095	155,891

		355,610

Security	Shares	Value

BIOTECHNOLOGY — 0.81%
ACADIA Pharmaceuticals Inc.[a,b]	42,750	$965,722
Achillion Pharmaceuticals Inc.[a]	525,932	3,981,305
Adamas Pharmaceuticals Inc.[a]	1,537	28,096
Agenus Inc.[a]	89,346	287,694
AMAG Pharmaceuticals Inc.[a]	48,767	1,010,452
Anacor Pharmaceuticals Inc.[a]	144,129	2,555,407
Array BioPharma Inc.[a]	168,748	769,491
BioCryst Pharmaceuticals Inc.[a]	99,152	1,264,188
Celldex Therapeutics Inc.[a,b]	57,693	941,550
Cellular Dynamics International Inc.[a,b]	4,454	64,895
ChemoCentryx Inc.[a]	187,890	1,099,156
Cytokinetics Inc.[a]	237,634	1,135,891
Cytori Therapeutics Inc.[a,b]	149,278	356,774
CytRx Corp.[a]	274,326	1,146,683
Dynavax Technologies Corp.[a,b]	1,805,556	2,888,890
Emergent BioSolutions Inc.[a,b]	174,504	3,919,360
Geron Corp.[a,b]	1,078,771	3,462,855
Hyperion Therapeutics Inc.[a]	19,074	497,831
Idenix Pharmaceuticals Inc.[a]	142,073	3,423,959
Idera Pharmaceuticals Inc.[a]	36,392	105,537
Immunomedics Inc.[a,b]	33,485	122,220
Inovio Pharmaceuticals Inc.[a]	45,864	495,790
InterMune Inc.[a]	69,951	3,088,337
Lexicon Pharmaceuticals Inc.[a,b]	129,817	209,005
Merrimack Pharmaceuticals Inc.[a]	37,765	275,307
Navidea Biopharmaceuticals Inc.[a,b]	226,734	335,566
NeoStem Inc.[a]	88,758	578,702
NPS Pharmaceuticals Inc.[a]	50,461	1,667,736
Osiris Therapeutics Inc.[a]	11,589	181,020
OvaScience Inc.[a]	106,002	972,038
Peregrine Pharmaceuticals Inc.[a]	84,852	159,522
Progenics Pharmaceuticals Inc.[a,b]	365,980	1,577,374
Prothena Corp. PLC[a]	111,143	2,506,275
PTC Therapeutics Inc.[a]	19,525	510,384
Rigel Pharmaceuticals Inc.[a]	601,883	2,184,835
Spectrum Pharmaceuticals Inc.[a]	343,558	2,793,127
Threshold Pharmaceuticals Inc.[a]	20,091	79,560
Verastem Inc.[a]	127,159	1,152,061
XOMA Corp.[a]	103,113	473,289

		49,267,884
BUILDING PRODUCTS — 0.65%
Apogee Enterprises Inc.	81,765	2,850,328
Gibraltar Industries Inc.[a,b]	212,024	3,288,492
Griffon Corp.	216,210	2,681,004
Insteel Industries Inc.	9,270	182,156
Masonite International Corp.[a]	175,270	9,860,690
Ply Gem Holdings Inc.[a,b]	22,584	228,099
Quanex Building Products Corp.	240,123	4,290,998
Simpson Manufacturing Co. Inc.	264,937	9,633,109
Universal Forest Products Inc.	137,763	6,649,820

		39,664,696
CAPITAL MARKETS — 1.61%
Arlington Asset Investment Corp. Class A	130,548	3,567,877
BGC Partners Inc. Class A	868,940	6,464,914

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

Calamos Asset Management Inc. Class A	117,404	$1,572,039
CIFC Corp.	39,249	353,633
CorEnergy Infrastructure Trust Inc.	217,310	1,610,267
Cowen Group Inc. Class Aa,b	791,076	3,338,341
FBR & Co.[a]	63,751	1,729,565
FXCM Inc. Class A	312,918	4,681,253
GFI Group Inc.	526,134	1,746,765
ICG Group Inc.[a,b]	282,842	5,905,741
INTL FCStone Inc.[a,b]	81,635	1,626,169
Investment Technology Group Inc.[a]	247,415	4,176,365
Janus Capital Group Inc.	1,026,496	12,810,670
KCG Holdings Inc. Class Aa	362,518	4,306,714
Manning & Napier Inc.	93,881	1,620,386
Moelis & Co.[a]	44,260	1,487,579
Oppenheimer Holdings Inc. Class A	69,984	1,678,916
Piper Jaffray Companies Inc.[a,b]	111,783	5,787,006
Safeguard Scientifics Inc.[a,b]	141,839	2,948,833
Stifel Financial Corp.[a]	449,808	21,298,409
SWS Group Inc.[a]	201,464	1,466,658
Walter Investment Management Corp.[a,b]	258,655	7,702,746

		97,880,846
CHEMICALS — 2.35%
A. Schulman Inc.	153,660	5,946,642
Advanced Emissions Solutions Inc.[a]	7,608	174,451
American Vanguard Corp.	197,485	2,610,752
Axiall Corp.	480,356	22,706,428
Chase Corp.	4,924	168,105
FutureFuel Corp.	123,041	2,041,250
Hawkins Inc.	61,530	2,285,224
Innophos Holdings Inc.	63,299	3,644,123
Innospec Inc.	132,670	5,727,364
Intrepid Potash Inc.[a,b]	383,213	6,422,650
KMG Chemicals Inc.	65,997	1,186,626
Kraton Performance Polymers Inc.[a]	225,246	5,043,258
Kronos Worldwide Inc.	126,319	1,979,419
Landec Corp.[a]	183,950	2,297,536
LSB Industries Inc.[a,b]	132,786	5,533,193
Minerals Technologies Inc.	170,947	11,210,704
Olin Corp.	542,712	14,609,807
OM Group Inc.	220,631	7,155,063
Quaker Chemical Corp.	27,832	2,137,219
Sensient Technologies Corp.	320,082	17,834,969
Stepan Co.	71,460	3,777,376
Taminco Corp.[a,b]	32,507	756,113
Trecora Resources[a,b]	13,599	161,012
Tredegar Corp.	170,694	3,995,947
Tronox Ltd. Class A	422,150	11,355,835
Zep Inc.	114,809	2,027,527

		142,788,593
COMMERCIAL BANKS — 13.68%
1st Source Corp.	103,091	3,156,646
1st United Bancorp Inc.	203,107	1,750,782
American National Bankshares Inc.	54,401	1,182,134
Ameris Bancorp[a,b]	172,916	3,728,069
Ames National Corp.	56,708	1,312,223
Arrow Financial Corp.	73,706	1,911,934
BancFirst Corp.	48,926	3,028,519
Banco Latinoamericano de Comercio Exterior SA Class E	204,153	6,057,220
Bancorp Inc. (The)[a,b]	227,373	2,708,012

Security	Shares	Value

BancorpSouth Inc.	659,746	$16,209,959
Bank of Kentucky Financial Corp. (The)	43,212	1,503,345
Bank of Marin Bancorp	40,670	1,854,145
Banner Corp.	134,523	5,331,147
BBCN Bancorp Inc.	546,166	8,711,348
BNC Bancorp	137,199	2,341,987
Boston Private Financial Holdings Inc.	549,738	7,388,479
Bridge Bancorp Inc.	79,959	1,918,216
Bridge Capital Holdings[a,b]	68,157	1,650,081
Bryn Mawr Bank Corp.	94,046	2,738,620
Camden National Corp.	51,017	1,977,419
Capital Bank Financial Corp.[a,b]	166,567	3,932,647
Capital City Bank Group Inc.	73,248	1,064,293
Cardinal Financial Corp.	208,473	3,848,412
Cascade Bancorp[a]	213,602	1,112,866
Cathay General Bancorp	547,000	13,981,320
CenterState Banks Inc.	245,632	2,751,078
Central Pacific Financial Corp.	117,024	2,322,926
Century Bancorp Inc. Class A	23,993	847,913
Chemical Financial Corp.	205,228	5,762,802
Citizens & Northern Corp.	85,504	1,666,473
City Holding Co.	107,903	4,868,583
CNB Financial Corp.	99,499	1,671,583
CoBiz Financial Inc.	246,427	2,654,019
Columbia Banking System Inc.	361,395	9,508,302
Community Bank System Inc.	279,497	10,117,791
Community Trust Bancorp Inc.	107,406	3,675,433
CommunityOne Bancorp.[a]	74,485	722,505
ConnectOne Bancorp Inc.	82,276	1,582,167
ConnectOne Bancorp Inc. New[a]	28,730	1,433,340
CU Bancorp[a,b]	68,682	1,309,766
Customers Bancorp Inc.[a,b]	178,261	3,566,993
CVB Financial Corp.	727,565	11,662,867
Eagle Bancorp Inc.[a,b]	40,871	1,379,396
Enterprise Bancorp Inc.	51,468	1,061,785
Enterprise Financial Services Corp.	135,814	2,452,801
F.N.B. Corp.	1,143,362	14,657,901
Fidelity Southern Corp.	113,933	1,479,990
Financial Institutions Inc.	95,247	2,230,685
First Bancorp (North Carolina)	135,409	2,484,755
First Bancorp (Puerto Rico)[a]	716,021	3,895,154
First Bancorp Inc. (Maine)	66,028	1,152,849
First Busey Corp.	498,364	2,895,495
First Business Financial Services Inc.	27,098	1,274,419
First Citizens BancShares Inc. Class A	51,983	12,735,835
First Commonwealth Financial Corp.	646,169	5,957,678
First Community Bancshares Inc.	112,622	1,613,873
First Connecticut Bancorp Inc.	111,105	1,783,235
First Financial Bancorp	396,537	6,824,402
First Financial Bankshares Inc.	197,949	6,209,660
First Financial Corp.	78,932	2,540,821
First Interstate BancSystem Inc.	124,428	3,381,953
First Merchants Corp.	247,554	5,233,292
First Midwest Bancorp Inc.	517,153	8,807,116
First NBC Bank Holding Co.[a,b]	102,567	3,437,020
First of Long Island Corp. (The)	55,340	2,162,687
FirstMerit Corp.	1,135,931	22,434,637
Flushing Financial Corp.	207,935	4,273,064
German American Bancorp Inc.	90,822	2,459,460
Glacier Bancorp Inc.	511,603	14,519,293
Great Southern Bancorp Inc.	71,197	2,281,864
Guaranty Bancorp	101,418	1,409,710
Hampton Roads Bankshares Inc.[a,b]	235,444	407,318

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

Hancock Holding Co.	565,271	$19,965,372
Hanmi Financial Corp.	218,829	4,612,915
Heartland Financial USA Inc.	108,133	2,674,129
Heritage Commerce Corp.	143,304	1,170,794
Heritage Financial Corp.	207,485	3,338,434
Heritage Oaks Bancorp[a]	154,349	1,177,683
Home Bancshares Inc.	71,842	2,357,854
HomeTrust Bancshares Inc.[a]	143,406	2,261,513
Horizon Bancorp	63,315	1,382,800
Hudson Valley Holding Corp.	101,321	1,828,844
IBERIABANK Corp.	215,874	14,936,322
Independent Bank Corp. (Massachusetts)	164,225	6,302,956
Independent Bank Corp. (Michigan)	133,853	1,722,688
Independent Bank Group Inc.	35,935	2,000,501
International Bancshares Corp.	373,660	10,088,820
Investors Bancorp Inc.	2,167,692	23,952,997
Lakeland Bancorp Inc.	260,637	2,814,880
Lakeland Financial Corp.	113,641	4,336,541
Macatawa Bank Corp.[b]	180,369	914,471
MainSource Financial Group Inc.	140,443	2,422,642
MB Financial Inc.	378,820	10,247,081
Mercantile Bank Corp.	115,690	2,646,987
Merchants Bancshares Inc.	35,455	1,133,851
Metro Bancorp Inc.[a]	97,496	2,254,108
MidSouth Bancorp Inc.	57,350	1,140,692
MidWestOne Financial Group Inc.	48,034	1,152,336
National Bank Holdings Corp. Class A	282,534	5,633,728
National Bankshares Inc.	47,802	1,476,604
National Penn Bancshares Inc.	807,623	8,544,651
NBT Bancorp Inc.	300,194	7,210,660
NewBridge Bancorp[a,b]	230,941	1,861,384
Northrim BanCorp Inc.	46,992	1,201,585
OFG Bancorp	309,311	5,694,416
Old Line Bancshares Inc.	57,556	907,083
Old National Bancorp	726,282	10,371,307
OmniAmerican Bancorp Inc.	79,438	1,985,950
Opus Bank[a]	35,211	1,023,232
Pacific Continental Corp.	123,673	1,698,030
Pacific Premier Bancorp Inc.[a]	118,483	1,669,425
Palmetto Bancshares Inc.[a]	30,891	444,522
Park National Corp.	87,941	6,789,045
Park Sterling Corp.	307,134	2,024,013
Peapack-Gladstone Financial Corp.	82,778	1,755,721
Penns Woods Bancorp Inc.	33,157	1,561,695
Peoples Bancorp Inc.	74,961	1,982,718
Peoples Financial Services Corp.	51,847	2,664,417
Pinnacle Financial Partners Inc.	244,377	9,648,004
Preferred Bank[a]	80,666	1,906,944
PrivateBancorp Inc.	492,069	14,299,525
Prosperity Bancshares Inc.	479,025	29,986,965
Renasant Corp.	216,342	6,289,062
Republic Bancorp Inc. Class A	68,203	1,617,775
Republic First Bancorp Inc.[a]	212,475	1,070,874
S&T Bancorp Inc.	204,221	5,074,892
Sandy Spring Bancorp Inc.	172,220	4,290,000
Seacoast Banking Corp. of Florida[a]	135,868	1,476,885
ServisFirst Bancshares Inc.[a]	3,537	305,703
Sierra Bancorp	83,557	1,320,201
Simmons First National Corp. Class A	112,103	4,415,737
South State Corp.	165,733	10,109,713
Southside Bancshares Inc.[b]	129,396	3,747,308
Southwest Bancorp Inc.	136,070	2,321,354
Square 1 Financial Inc.[a]	28,341	538,762

Security	Shares	Value

State Bank Financial Corp.	220,799	$3,733,711
Sterling Bancorp	574,403	6,892,836
Stock Yards Bancorp Inc.	100,792	3,013,681
Stonegate Bank	68,366	1,722,823
Suffolk Bancorp[a]	79,598	1,775,831
Sun Bancorp Inc. (New Jersey)[a]	291,919	1,170,595
Susquehanna Bancshares Inc.	1,289,021	13,612,062
Talmer Bancorp Inc. Class Aa	123,124	1,697,880
Taylor Capital Group Inc.[a]	120,454	2,575,307
Texas Capital Bancshares Inc.[a]	191,415	10,326,839
Tompkins Financial Corp.	102,108	4,919,563
TowneBank	203,054	3,189,978
TriCo Bancshares	110,851	2,565,092
Tristate Capital Holdings Inc.[a]	151,675	2,143,168
Trustmark Corp.	463,341	11,439,889
UMB Financial Corp.	259,209	16,431,259
Umpqua Holdings Corp.	1,144,520	20,509,798
Union Bankshares Corp.	317,928	8,154,853
United Bankshares Inc.	474,856	15,352,095
United Community Banks Inc.	343,676	5,625,976
Univest Corp. of Pennsylvania	111,686	2,311,900
Valley National Bancorp	1,377,034	13,646,407
VantageSouth Bancshares Inc.[a,b]	145,317	864,636
ViewPoint Financial Group	245,393	6,603,526
Washington Trust Bancorp Inc.	100,948	3,711,858
Webster Financial Corp.	620,458	19,569,245
WesBanco Inc.	180,567	5,604,800
West Bancorporation Inc.	109,948	1,674,508
Westamerica Bancorp[b]	180,756	9,449,924
Western Alliance Bancorp[a]	241,599	5,750,056
Wilshire Bancorp Inc.	482,760	4,957,945
Wintrust Financial Corp.	319,742	14,708,132
Yadkin Financial Corp.[a,b]	94,402	1,778,534

		831,205,320
COMMERCIAL SERVICES & SUPPLIES — 2.51%
ABM Industries Inc.	383,808	10,355,140
ACCO Brands Corp.[a,b]	784,113	5,026,164
Brady Corp. Class A	329,638	9,846,287
Brink’s Co. (The)	332,709	9,389,048
Casella Waste Systems Inc. Class Aa	29,607	148,331
CECO Environmental Corp.	144,511	2,252,926
Cenveo Inc.[a,b]	238,678	885,495
Civeo Corp.[a]	644,944	16,142,948
Deluxe Corp.	166,754	9,768,449
EnerNOC Inc.[a,b]	139,393	2,641,497
Ennis Inc.	179,722	2,742,558
G&K Services Inc. Class A	137,027	7,134,996
Heritage-Crystal Clean Inc.[a,b]	6,109	119,920
HNI Corp.	23,847	932,656
InnerWorkings Inc.[a]	226,639	1,926,432
Kimball International Inc. Class B	235,858	3,943,546
McGrath RentCorp	177,721	6,531,247
Mobile Mini Inc.	295,538	14,153,315
Multi-Color Corp.	45,134	1,805,811
NL Industries Inc.	46,985	436,491
Performant Financial Corp.[a]	11,036	111,464
Quad Graphics Inc.	189,926	4,248,645
Schawk Inc.	83,059	1,691,081
SP Plus Corp.[a]	6,867	146,885
Tetra Tech Inc.[b]	418,164	11,499,510
UniFirst Corp.	101,351	10,743,206

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

United Stationers Inc.	270,606	$11,222,031
Viad Corp.	140,507	3,349,687
West Corp.	125,335	3,358,978

		152,554,744
COMMUNICATIONS EQUIPMENT — 0.89%
ADTRAN Inc.	187,952	4,240,197
Bel Fuse Inc. Class B	68,969	1,770,434
Black Box Corp.	106,968	2,507,330
Calix Inc.[a,b]	284,884	2,330,351
Comtech Telecommunications Corp.	105,346	3,932,566
Digi International Inc.[a]	174,536	1,644,129
Emulex Corp.[a]	546,047	3,112,468
Extreme Networks Inc.[a]	209,970	932,267
Finisar Corp.[a,b]	40,659	803,015
Harmonic Inc.[a]	562,173	4,193,811
Infinera Corp.[a,b]	127,889	1,176,579
Ixia[a]	350,062	4,001,209
KVH Industries Inc.[a,b]	20,277	264,209
NETGEAR Inc.[a,b]	250,845	8,721,881
Numerex Corp. Class Aa,b	17,964	206,406
Oclaro Inc.[a]	643,011	1,414,624
Oplink Communications Inc.[a,b]	127,238	2,159,229
Plantronics Inc.	34,480	1,656,764
Polycom Inc.[a]	515,279	6,456,446
Procera Networks Inc.[a,b]	122,285	1,233,856
TESSCO Technologies Inc.	37,011	1,174,359

		53,932,130
COMPUTERS & PERIPHERALS — 0.33%
Eastman Kodak Co.[a]	121,251	2,967,012
Fusion-io Inc.[a]	741,801	8,382,352
Intevac Inc.[a]	164,200	1,315,242
QLogic Corp.[a,b]	599,214	6,046,069
Quantum Corp.[a,b]	895,360	1,092,339

		19,803,014
CONSTRUCTION & ENGINEERING — 1.10%
Aegion Corp.[a,b]	236,968	5,514,245
Ameresco Inc. Class Aa,b	136,740	961,282
Argan Inc.	52,268	1,949,074
Comfort Systems USA Inc.	209,758	3,314,176
Dycom Industries Inc.[a]	25,724	805,419
EMCOR Group Inc.	462,213	20,582,345
Granite Construction Inc.	268,647	9,665,919
Great Lakes Dredge & Dock Corp.[a]	381,182	3,045,644
Layne Christensen Co.[a,b]	136,400	1,814,120
MYR Group Inc.[a,b]	146,460	3,709,832
Northwest Pipe Co.[a,b]	65,378	2,636,695
Orion Marine Group Inc.[a,b]	188,516	2,041,628
Pike Corp.[a]	188,327	1,687,410
Sterling Construction Co. Inc.[a,b]	120,440	1,129,727
Tutor Perini Corp.[a,b]	256,076	8,127,852

		66,985,368
CONSTRUCTION MATERIALS — 0.02%
Texas Industries Inc.[a,b]	14,942	1,380,043
United States Lime & Minerals Inc.	1,024	66,355

		1,446,398

Security	Shares	Value

CONSUMER FINANCE — 0.56%
Cash America International Inc.	193,247	$8,585,964
Consumer Portfolio Services Inc.[a]	144,300	1,099,566
Encore Capital Group Inc.[a,b]	56,156	2,550,606
EZCORP Inc. Class A NVS[a,b]	353,337	4,081,042
Green Dot Corp. Class Aa,b	213,930	4,060,391
JGWPT Holdings Inc. Class Aa,b	80,884	910,754
Nelnet Inc. Class A	143,044	5,926,313
Nicholas Financial Inc.	71,098	1,020,967
Regional Management Corp.[a]	73,290	1,133,796
Springleaf Holdings Inc.[a,b]	168,570	4,374,392

		33,743,791
CONTAINERS & PACKAGING — 0.13%
AEP Industries Inc.[a]	3,176	110,747
Berry Plastics Group Inc.[a]	268,064	6,916,051
UFP Technologies Inc.[a,b]	41,778	1,006,432

		8,033,230
DISTRIBUTORS — 0.15%
Core-Mark Holding Co. Inc.	141,769	6,468,919
VOXX International Corp.[a]	133,995	1,260,893
Weyco Group Inc.	45,428	1,245,182

		8,974,994
DIVERSIFIED CONSUMER SERVICES — 0.84%
2U Inc.[a]	42,921	721,502
American Public Education Inc.[a]	6,720	231,034
Ascent Media Corp. Class Aa,b	95,356	6,294,449
Bridgepoint Education Inc.[a,b]	113,602	1,508,635
Career Education Corp.[a,b]	461,752	2,160,999
Carriage Services Inc.	92,077	1,577,279
Education Management Corp.[a]	126,407	213,628
Houghton Mifflin Harcourt Co.[a,b]	748,754	14,346,127
ITT Educational Services Inc.[a]	147,851	2,467,633
K12 Inc.[a]	136,289	3,280,476
Matthews International Corp. Class A	187,836	7,808,342
Regis Corp.	299,976	4,223,662
Steiner Leisure Ltd.[a,b]	100,996	4,372,117
Universal Technical Institute Inc.	149,122	1,810,341
Weight Watchers International Inc.	15,400	310,618

		51,326,842
DIVERSIFIED FINANCIAL SERVICES — 0.31%
GAIN Capital Holdings Inc.	159,010	1,251,409
Marlin Business Services Corp.	57,602	1,047,780
NewStar Financial Inc.[a,b]	183,700	2,582,822
PHH Corp.[a,b]	394,269	9,060,302
PICO Holdings Inc.[a,b]	156,351	3,714,900
Resource America Inc. Class A	92,570	865,529
Tiptree Financial Inc.	53,820	468,234

		18,990,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.73%
8x8 Inc.[a]	413,054	3,337,476
Atlantic Tele-Network Inc.	64,433	3,737,114
Cbeyond Inc.[a]	190,589	1,896,361

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

Cincinnati Bell Inc.[a]	1,097,747	$4,314,146
Consolidated Communications Holdings Inc.	103,216	2,295,524
Fairpoint Communications Inc.[a]	30,526	426,448
Globalstar Inc.[a]	1,885,867	8,014,935
Hawaiian Telcom Holdco Inc.[a,b]	72,797	2,082,722
IDT Corp. Class B	8,233	143,419
inContact Inc.[a,b]	40,449	371,726
Intelsat SAa	139,451	2,627,257
Iridium Communications Inc.[a,b]	554,016	4,686,975
Lumos Networks Corp.	20,016	289,631
magicJack VocalTec Ltd.[a,b]	8,844	133,721
ORBCOMM Inc.[a,b]	306,252	2,018,201
Premiere Global Services Inc.[a,b]	282,522	3,771,669
Vonage Holdings Corp.[a]	1,197,257	4,489,714

		44,637,039
ELECTRIC UTILITIES — 2.84%
ALLETE Inc.	291,000	14,942,850
Cleco Corp.	414,377	24,427,524
El Paso Electric Co.	276,945	11,135,958
Empire District Electric Co. (The)	296,863	7,623,442
IDACORP Inc.	345,587	19,985,296
MGE Energy Inc.	238,190	9,410,887
NRG Yield Inc. Class A	137,451	7,154,325
Otter Tail Corp.	250,603	7,590,765
PNM Resources Inc.	547,222	16,050,021
Portland General Electric Co.	537,096	18,621,118
UIL Holdings Corp.	388,384	15,034,345
Unitil Corp.	95,455	3,229,243
UNS Energy Corp.	286,485	17,306,559

		172,512,333
ELECTRICAL EQUIPMENT — 0.86%
Encore Wire Corp.	34,191	1,676,727
EnerSys	245,301	16,874,256
Franklin Electric Co. Inc.	24,250	978,002
General Cable Corp.	334,260	8,577,112
Global Power Equipment Group Inc.	117,687	1,901,822
GrafTech International Ltd.[a,b]	807,541	8,446,879
LSI Industries Inc.	148,249	1,183,027
Plug Power Inc.[a]	1,147,664	5,371,067
Powell Industries Inc.	63,874	4,176,082
PowerSecure International Inc.[a]	153,622	1,496,278
Preformed Line Products Co.	17,018	916,079
Revolution Lighting Technologies Inc.[a,b]	14,981	34,456
Vicor Corp.[a]	95,502	800,307

		52,432,094
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.56%
Agilysys Inc.[a]	100,836	1,419,771
Anixter International Inc.	103,202	10,327,424
Audience Inc.[a,b]	96,188	1,150,409
Benchmark Electronics Inc.[a]	370,407	9,437,970
Checkpoint Systems Inc.[a]	286,425	4,007,086
Coherent Inc.[a]	158,941	10,517,126
CTS Corp.	232,307	4,344,141
CUI Global Inc.[a]	49,026	411,818
Daktronics Inc.	76,696	914,216
DTS Inc.[a]	84,032	1,547,029
Electro Rent Corp.	104,554	1,749,188

Security	Shares	Value

Electro Scientific Industries Inc.	168,442	$1,147,090
Fabrinet[a,b]	241,171	4,968,123
FARO Technologies Inc.[a]	15,502	761,458
GSI Group Inc.[a]	208,842	2,658,559
II-VI Inc.[a,b]	361,131	5,221,954
Insight Enterprises Inc.[a]	281,095	8,640,860
Itron Inc.[a,b]	270,169	10,955,353
Kemet Corp.[a,b]	311,988	1,793,931
Littelfuse Inc.	21,956	2,040,810
Mercury Systems Inc.[a]	228,609	2,592,426
Multi-Fineline Electronix Inc.[a,b]	61,737	681,577
Newport Corp.[a]	29,960	554,260
OSI Systems Inc.[a]	106,029	7,077,436
Park Electrochemical Corp.	143,524	4,048,812
PC Connection Inc.	66,537	1,375,985
Plexus Corp.[a]	152,438	6,599,041
Rofin-Sinar Technologies Inc.[a,b]	192,665	4,631,667
Rogers Corp.[a]	89,415	5,932,685
Sanmina Corp.[a,b]	565,198	12,875,210
ScanSource Inc.[a]	195,947	7,461,662
Speed Commerce Inc.[a,b]	69,008	258,090
SYNNEX Corp.[a]	174,264	12,695,132
TTM Technologies Inc.[a]	372,028	3,050,630
Viasystems Group Inc.[a,b]	33,272	362,332
Vishay Precision Group Inc.[a]	87,556	1,441,172

		155,652,433
ENERGY EQUIPMENT & SERVICES — 3.03%
Bristow Group Inc.	244,465	19,708,768
C&J Energy Services Inc.[a,b]	45,610	1,540,706
CHC Group Ltd.[a,b]	230,436	1,944,880
Dawson Geophysical Co.	55,468	1,589,158
ERA Group Inc.[a,b]	139,830	4,010,325
Exterran Holdings Inc.	402,124	18,091,559
Forum Energy Technologies Inc.[a]	257,896	9,395,151
Geospace Technologies Corp.[a]	80,939	4,458,120
Gulf Island Fabrication Inc.	62,845	1,352,424
GulfMark Offshore Inc. Class A	185,107	8,363,134
Helix Energy Solutions Group Inc.[a,b]	725,042	19,075,855
Hercules Offshore Inc.[a,b]	1,104,030	4,438,201
Hornbeck Offshore Services Inc.[a,b]	249,067	11,686,224
ION Geophysical Corp.[a]	744,274	3,140,836
Key Energy Services Inc.[a,b]	902,508	8,248,923
McDermott International Inc.[a]	1,631,693	13,200,396
Mitcham Industries Inc.[a,b]	87,255	1,219,825
Natural Gas Services Group Inc.[a]	85,666	2,832,118
Newpark Resources Inc.[a]	582,846	7,262,261
North Atlantic Drilling Ltd.	368,950	3,918,249
Nuverra Environmental Solutions Inc.[a,b]	103,818	2,087,780
Parker Drilling Co.[a,b]	832,427	5,427,424
PHI Inc.[a]	81,975	3,653,626
Pioneer Energy Services Corp.[a]	121,661	2,133,934
SEACOR Holdings Inc.[a]	141,671	11,652,440
Tesco Corp.	217,248	4,636,072
TETRA Technologies Inc.[a,b]	542,353	6,388,918
Vantage Drilling Co.[a,b]	1,412,907	2,712,782

		184,170,089
FOOD & STAPLES RETAILING — 0.48%
Andersons Inc. (The)	14,570	751,521
Chefs’ Warehouse Inc. (The)[a]	22,475	444,331

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

Ingles Markets Inc. Class A	90,995	$2,397,718
Pantry Inc. (The)[a,b]	161,236	2,612,023
Roundy’s Inc.	269,669	1,485,876
SpartanNash Co.	259,211	5,446,023
SUPERVALU Inc.[a,b]	1,392,523	11,446,539
Village Super Market Inc. Class A	46,322	1,094,589
Weis Markets Inc.	75,717	3,462,538

		29,141,158
FOOD PRODUCTS — 1.56%
Alico Inc.	18,575	696,377
B&G Foods Inc. Class A	18,794	614,376
Boulder Brands Inc.[a,b]	31,783	450,683
Chiquita Brands International Inc.[a]	322,494	3,499,060
Darling Ingredients Inc.[a,b]	907,879	18,974,671
Dean Foods Co.	642,069	11,293,994
Fresh Del Monte Produce Inc.[b]	248,212	7,607,698
John B. Sanfilippo & Son Inc.	56,897	1,506,064
Lancaster Colony Corp.	47,401	4,510,679
Omega Protein Corp.[a]	143,744	1,966,418
Post Holdings Inc.[a,b]	301,983	15,373,954
Sanderson Farms Inc.	22,659	2,202,455
Seaboard Corp.[a]	1,824	5,508,972
Seneca Foods Corp. Class Aa	56,162	1,718,557
Snyders-Lance Inc.	326,349	8,635,195
Tootsie Roll Industries Inc.	10,382	305,646
TreeHouse Foods Inc.[a,b]	121,763	9,749,563

		94,614,362
GAS UTILITIES — 1.98%
Chesapeake Utilities Corp.	66,642	4,753,574
Laclede Group Inc. (The)	225,251	10,935,936
New Jersey Resources Corp.	289,472	16,546,220
Northwest Natural Gas Co.	186,450	8,791,117
ONE GAS Inc.	357,014	13,477,278
Piedmont Natural Gas Co.	535,411	20,029,726
South Jersey Industries Inc.	226,529	13,684,617
Southwest Gas Corp.	319,469	16,864,769
WGL Holdings Inc.	356,575	15,368,382

		120,451,619
HEALTH CARE EQUIPMENT & SUPPLIES — 1.59%
Analogic Corp.	85,269	6,671,447
AngioDynamics Inc.[a,b]	169,838	2,773,454
AtriCure Inc.[a]	49,320	906,502
CONMED Corp.	187,007	8,256,359
CryoLife Inc.	193,159	1,728,773
Cynosure Inc. Class Aa	101,824	2,163,760
Derma Sciences Inc.[a,b]	155,735	1,800,297
Exactech Inc.[a,b]	67,110	1,693,185
Greatbatch Inc.[a]	170,946	8,386,611
Haemonetics Corp.[a]	326,815	11,530,033
ICU Medical Inc.[a]	92,173	5,605,040
Integra LifeSciences Holdings Corp.[a,b]	101,399	4,771,837
Invacare Corp.	220,995	4,059,678
Merit Medical Systems Inc.[a,b]	295,335	4,459,558
NuVasive Inc.[a,b]	52,873	1,880,693
OraSure Technologies Inc.[a,b]	358,800	3,089,268
Orthofix International NVa	126,710	4,593,237
PhotoMedex Inc.[a,b]	89,387	1,094,991

Security	Shares	Value

Rockwell Medical Technologies Inc.[a,b]	245,735	$2,946,363
RTI Surgical Inc.[a,b]	389,482	1,694,247
SurModics Inc.[a]	77,791	1,666,283
Symmetry Medical Inc.[a]	257,800	2,284,108
Tornier NVa,b	244,210	5,709,630
TransEnterix Inc.[a]	178,992	902,120
Unilife Corp.[a]	122,863	363,674
Wright Medical Group Inc.[a]	182,102	5,718,003

		96,749,151
HEALTH CARE PROVIDERS & SERVICES — 1.93%
Addus HomeCare Corp.[a,b]	39,771	894,052
Alliance HealthCare Services Inc.[a]	24,621	664,767
Almost Family Inc.[a]	57,530	1,270,262
Amedisys Inc.[a,b]	187,819	3,144,090
AMN Healthcare Services Inc.[a]	319,399	3,928,608
AmSurg Corp.[a,b]	175,906	8,016,036
Bio-Reference Laboratories Inc.[a]	11,808	356,838
BioScrip Inc.[a,b]	470,009	3,919,875
BioTelemetry Inc.[a]	73,966	530,336
Chindex International Inc.[a]	10,464	247,892
Cross Country Healthcare Inc.[a]	213,540	1,392,281
Ensign Group Inc. (The)	9,819	305,175
Five Star Quality Care Inc.[a]	296,006	1,482,990
Hanger Inc.[a,b]	241,868	7,606,749
HealthSouth Corp.	145,228	5,209,328
Healthways Inc.[a,b]	103,168	1,809,567
IPC The Hospitalist Co. Inc.[a]	50,010	2,211,442
Kindred Healthcare Inc.	376,445	8,695,880
LHC Group Inc.[a,b]	84,947	1,815,317
Magellan Health Inc.[a]	189,340	11,784,522
National Healthcare Corp.	70,811	3,985,951
National Research Corp. Class Aa	8,546	119,559
Owens & Minor Inc.[b]	433,370	14,725,913
PharMerica Corp.[a]	206,094	5,892,227
RadNet Inc.[a]	12,798	84,851
Select Medical Holdings Corp.	33,678	525,377
Skilled Healthcare Group Inc. Class Aa,b	86,874	546,437
Surgical Care Affiliates Inc.[a]	4,652	135,280
Triple-S Management Corp. Class Ba,b	171,272	3,070,907
Universal American Corp.	290,537	2,420,173
WellCare Health Plans Inc.[a]	276,823	20,667,605

		117,460,287
HEALTH CARE TECHNOLOGY — 0.01%
Castlight Health Inc.[a]	15,734	239,157
MedAssets Inc.[a]	24,298	554,966

		794,123
HOTELS, RESTAURANTS & LEISURE — 1.77%
Belmond Ltd.	663,659	9,649,602
Biglari Holdings Inc.[a]	9,901	4,187,826
BJ’s Restaurants Inc.[a]	123,177	4,300,109
Bob Evans Farms Inc.[b]	169,625	8,489,731
Boyd Gaming Corp.[a]	106,528	1,292,185
Bravo Brio Restaurant Group Inc.[a,b]	11,443	178,625
Caesars Acquisition Co.[a]	313,970	3,883,809
Caesars Entertainment Corp.[a,b]	305,706	5,527,165
Carrols Restaurant Group Inc.[a,b]	242,179	1,724,315
Churchill Downs Inc.	32,186	2,900,280

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

Cracker Barrel Old Country Store Inc.	8,256	$822,050
Denny’s Corp.[a,b]	196,208	1,279,276
DineEquity Inc.	69,521	5,526,224
Einstein Noah Restaurant Group Inc.	12,053	193,571
Empire Resorts Inc.[a]	103,625	741,955
International Speedway Corp. Class A	191,285	6,365,965
Interval Leisure Group Inc.	62,746	1,376,647
Intrawest Resorts Holdings Inc.[a]	92,316	1,057,941
Isle of Capri Casinos Inc.[a,b]	149,087	1,276,185
La Quinta Holdings Inc.[a]	88,506	1,694,005
Life Time Fitness Inc.[a]	265,025	12,917,319
Marcus Corp. (The)	123,602	2,255,737
Marriott Vacations Worldwide Corp.[a]	194,615	11,410,277
Monarch Casino & Resort Inc.[a]	65,314	988,854
Morgans Hotel Group Co.[a]	140,202	1,111,802
Penn National Gaming Inc.[a]	539,864	6,553,949
Ruby Tuesday Inc.[a,b]	422,358	3,205,697
Ruth’s Hospitality Group Inc.	89,086	1,100,212
Scientific Games Corp. Class Aa,b	125,690	1,397,673
Sonic Corp.[a]	111,254	2,456,488
Speedway Motorsports Inc.	80,100	1,461,825

		107,327,299
HOUSEHOLD DURABLES — 1.38%
Beazer Homes USA Inc.[a,b]	105,551	2,214,460
CSS Industries Inc.	63,931	1,685,860
Dixie Group Inc.[a]	23,444	248,272
Ethan Allen Interiors Inc.[b]	173,399	4,289,891
Flexsteel Industries	33,670	1,122,895
Helen of Troy Ltd.[a]	122,409	7,421,658
Hovnanian Enterprises Inc. Class Aa,b	801,973	4,130,161
KB Home	150,705	2,815,169
La-Z-Boy Inc.	53,302	1,235,007
LGI Homes Inc.[a,b]	76,411	1,394,501
Libbey Inc.[a]	9,294	247,592
Lifetime Brands Inc.	71,729	1,127,580
M.D.C. Holdings Inc.	268,187	8,123,384
M/I Homes Inc.[a,b]	168,065	4,078,938
Meritage Homes Corp.[a,b]	268,672	11,340,645
NACCO Industries Inc. Class A	33,418	1,690,951
New Home Co. Inc. (The)[a,b]	57,611	814,043
Ryland Group Inc. (The)	322,267	12,710,210
Skullcandy Inc.[a,b]	137,249	995,055
Standard-Pacific Corp.[a,b]	994,666	8,554,128
TRI Pointe Homes Inc.[a,b]	115,641	1,817,877
UCP Inc.[a,b]	53,718	734,325
WCI Communities Inc.[a]	80,536	1,555,150
William Lyon Homes Class Aa	105,824	3,221,283

		83,569,035
HOUSEHOLD PRODUCTS — 0.13%
Central Garden & Pet Co. Class Aa	268,169	2,467,155
Harbinger Group Inc.[a]	334,689	4,250,550
Oil-Dri Corp. of America	27,404	837,740
Orchids Paper Products Co.	10,476	335,651

		7,891,096
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.49%
Atlantic Power Corp.[b]	829,597	3,401,347
Dynegy Inc.[a]	689,331	23,988,719

Security	Shares	Value

Ormat Technologies Inc.	75,377	$2,173,119

		29,563,185
INSURANCE — 4.50%
Ambac Financial Group Inc.[a,b]	306,237	8,363,332
American Equity Investment Life Holding Co.	510,033	12,546,812
Amerisafe Inc.	128,328	5,219,100
AmTrust Financial Services Inc.[b]	58,184	2,432,673
Argo Group International Holdings Ltd.	179,763	9,187,687
Atlas Financial Holdings Inc.[a]	5,211	78,999
Baldwin & Lyons Inc. Class B	63,864	1,656,632
Citizens Inc.[a,b]	302,396	2,237,730
CNO Financial Group Inc.	1,496,589	26,639,284
Crawford & Co. Class B	134,965	1,360,447
Donegal Group Inc. Class A	56,016	857,045
EMC Insurance Group Inc.	34,686	1,067,635
Employers Holdings Inc.	91,592	1,939,919
Enstar Group Ltd.[a,b]	58,587	8,830,819
FBL Financial Group Inc. Class A	66,414	3,055,044
Federated National Holding Co.	7,225	184,238
Fidelity & Guaranty Life	77,406	1,853,100
First American Financial Corp.	733,948	20,396,415
Global Indemnity PLC[a]	56,209	1,460,872
Greenlight Capital Re Ltd. Class Aa,b	194,603	6,410,223
Hallmark Financial Services Inc.[a,b]	97,491	1,048,028
HCI Group Inc.	19,128	776,597
Hilltop Holdings Inc.[a]	465,574	9,898,103
Horace Mann Educators Corp.	279,836	8,750,472
Independence Holding Co.	52,946	748,127
Infinity Property and Casualty Corp.	50,297	3,381,467
Kansas City Life Insurance Co.	26,137	1,188,711
Kemper Corp.	319,221	11,766,486
Maiden Holdings Ltd.	308,946	3,735,157
Meadowbrook Insurance Group Inc.	344,407	2,476,286
Montpelier Re Holdings Ltd.[b]	269,058	8,596,403
National General Holdings Corp.	243,800	4,242,120
National Interstate Corp.	39,321	1,101,774
National Western Life Insurance Co. Class A	15,334	3,824,453
Navigators Group Inc. (The)[a]	72,000	4,827,600
OneBeacon Insurance Group Ltd. Class A	155,829	2,421,583
Phoenix Companies Inc. (The)[a,b]	39,198	1,896,791
Platinum Underwriters Holdings Ltd.	185,037	11,999,649
Primerica Inc.	375,240	17,955,234
RLI Corp.	295,349	13,521,077
Safety Insurance Group Inc.	89,137	4,579,859
Selective Insurance Group Inc.	386,259	9,548,322
State Auto Financial Corp.	104,153	2,440,305
Stewart Information Services Corp.	147,642	4,578,378
Symetra Financial Corp.	517,823	11,775,295
Third Point Reinsurance Ltd.[a]	390,019	5,951,690
United Fire Group Inc.	141,816	4,158,045
United Insurance Holdings Corp.	9,929	171,375
Universal Insurance Holdings Inc.	11,733	152,177

		273,289,570
INTERNET & CATALOG RETAIL — 0.27%
1-800-FLOWERS.COM Inc. Class Aa,b	170,708	990,106
FTD Companies Inc.[a,b]	117,268	3,727,950
Gaiam Inc. Class Aa	103,038	791,332
Lands’ End Inc.[a]	113,200	3,801,256
Orbitz Worldwide Inc.[a]	193,859	1,725,345
Shutterfly Inc.[a]	103,468	4,455,332
Valuevision Media Inc. Class Aa	198,871	992,366

		16,483,687

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.92%
Aerohive Networks Inc.[a]	35,669	$293,199
Amber Road Inc.[a]	5,334	86,037
Bankrate Inc.[a,b]	417,185	7,317,425
Bazaarvoice Inc.[a,b]	199,090	1,570,820
Blucora Inc.[a,b]	290,273	5,477,452
Borderfree Inc.[a]	3,565	59,072
Chegg Inc.[a,b]	505,978	3,562,085
Dealertrack Technologies Inc.[a,b]	59,618	2,703,080
Demand Media Inc.[a]	295,617	1,424,874
Dice Holdings Inc.[a]	180,433	1,373,095
Digital River Inc.[a]	224,451	3,463,279
EarthLink Holdings Corp.	703,712	2,617,809
Everyday Health Inc.[a]	4,521	83,548
Five9 Inc.[a]	7,280	52,416
Global Eagle Entertainment Inc.[a]	63,914	792,534
Internap Network Services Corp.[a,b]	373,398	2,632,456
IntraLinks Holdings Inc.[a,b]	269,961	2,399,953
Limelight Networks Inc.[a]	414,802	1,269,294
Liquidity Services Inc.[a]	182,440	2,875,254
Millennial Media Inc.[a]	517,751	2,583,578
Monster Worldwide Inc.[a,b]	625,538	4,091,019
OPOWER Inc.[a]	4,637	87,407
Perficient Inc.[a]	82,723	1,610,617
Q2 Holdings Inc.[a]	5,907	84,234
QuinStreet Inc.[a]	238,699	1,315,232
RealNetworks Inc.[a,b]	158,024	1,205,723
Reis Inc.	53,342	1,124,449
Stamps.com Inc.[a]	8,386	282,524
TechTarget Inc.[a,b]	113,862	1,004,263
Tremor Video Inc.[a,b]	243,650	1,150,028
Trulia Inc.[a]	17,749	840,948
YuMe Inc.[a,b]	124,516	734,644

		56,168,348
IT SERVICES — 1.31%
Acxiom Corp.[a,b]	528,603	11,465,399
CACI International Inc. Class Aa,b	161,426	11,333,719
CIBER Inc.[a]	533,765	2,636,799
Computer Task Group Inc.	103,434	1,702,524
Convergys Corp.	697,130	14,946,467
CSG Systems International Inc.	137,464	3,589,185
Datalink Corp.[a]	135,292	1,352,920
ExlService Holdings Inc.[a]	129,282	3,807,355
Global Cash Access Inc.[a]	452,485	4,027,116
Hackett Group Inc. (The)	133,666	797,986
Higher One Holdings Inc.[a]	146,574	558,447
ManTech International Corp. Class A	164,592	4,858,756
ModusLink Global Solutions Inc.[a,b]	254,597	952,193
MoneyGram International Inc.[a]	200,408	2,952,010
PRGX Global Inc.[a,b]	206,919	1,322,212
ServiceSource International Inc.[a]	470,111	2,726,644
Sykes Enterprises Inc.[a]	246,633	5,359,335
TeleTech Holdings Inc.[a]	58,430	1,693,886
Unisys Corp.[a,b]	139,113	3,441,656

		79,524,609

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.47%
Arctic Cat Inc.	57,590	$2,270,198
Black Diamond Inc.[a,b]	156,387	1,754,662
Brunswick Corp.	318,463	13,416,846
Callaway Golf Co.	532,833	4,433,170
Escalade Inc.	53,691	866,573
JAKKS Pacific Inc.[b]	128,452	994,218
Johnson Outdoors Inc. Class A	34,396	887,417
LeapFrog Enterprises Inc.[a,b]	448,819	3,298,820
Nautilus Inc.[a]	83,118	921,779

		28,843,683
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Affymetrix Inc.[a,b]	374,951	3,340,813
Albany Molecular Research Inc.[a]	161,842	3,256,261

		6,597,074
MACHINERY — 2.03%
Accuride Corp.[a,b]	20,964	102,514
Actuant Corp. Class A	487,879	16,865,977
Alamo Group Inc.	49,048	2,653,006
Albany International Corp. Class A	170,980	6,490,401
American Railcar Industries Inc.	4,315	292,428
Astec Industries Inc.	129,732	5,692,640
Barnes Group Inc.	372,390	14,351,911
Briggs & Stratton Corp.	321,061	6,568,908
CIRCOR International Inc.	12,275	946,771
CLARCOR Inc.	19,736	1,220,672
Columbus McKinnon Corp.	121,416	3,284,303
Douglas Dynamics Inc.	18,200	320,684
Dynamic Materials Corp.	90,240	1,997,011
Energy Recovery Inc.[a,b]	180,984	890,441
ESCO Technologies Inc.	182,379	6,317,609
Federal Signal Corp.	431,916	6,327,569
FreightCar America Inc.	82,900	2,075,816
Global Brass & Copper Holdings Inc.	15,813	267,240
Hurco Companies Inc.	44,607	1,257,917
Kadant Inc.	66,227	2,546,428
L.B. Foster Co. Class A	71,059	3,845,713
Lindsay Corp.	13,774	1,163,490
Lydall Inc.[a]	16,530	452,426
Meritor Inc.[a]	318,073	4,147,672
Miller Industries Inc.	73,244	1,507,361
Mueller Industries Inc.	135,504	3,985,173
NN Inc.	8,740	223,569
Standex International Corp.	24,860	1,851,573
Titan International Inc.[b]	302,592	5,089,597
TriMas Corp.[a]	36,037	1,374,091
Twin Disc Inc.	15,807	522,421
Watts Water Technologies Inc. Class A	183,652	11,336,838
Woodward Inc.	151,197	7,587,065

		123,557,235
MARINE — 0.41%
Baltic Trading Ltd.	337,933	2,020,839
International Shipholding Corp.	39,182	898,051
Matson Inc.	193,326	5,188,870
Navios Maritime Holdings Inc.	545,027	5,515,673
Safe Bulkers Inc.	267,272	2,608,575
Scorpio Bulkers Inc.[a,b]	920,609	8,193,420
Ultrapetrol (Bahamas) Ltd.[a,b]	147,517	438,126

		24,863,554

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

MEDIA — 1.80%
A.H. Belo Corp. Class A	131,440	$1,557,564
AMC Entertainment Holdings Inc. Class A	144,614	3,596,550
Central European Media Enterprises Ltd. Class Aa,b	485,518	1,369,161
Crown Media Holdings Inc. Class Aa	41,850	151,916
Cumulus Media Inc. Class Aa	301,711	1,988,276
Daily Journal Corp.[a,b]	7,505	1,551,208
Dex Media Inc.[a,b]	102,304	1,139,667
E.W. Scripps Co. (The) Class Aa	214,519	4,539,222
Entercom Communications Corp. Class Aa	169,830	1,822,276
Entravision Communications Corp. Class A	21,443	133,375
Eros International PLC[a]	85,952	1,303,892
Global Sources Ltd.[a,b]	110,622	915,950
Harte-Hanks Inc.	338,486	2,433,714
Hemisphere Media Group Inc.[a]	57,419	721,183
Journal Communications Inc. Class Aa	308,161	2,733,388
Lee Enterprises Inc.[a]	368,152	1,638,276
Martha Stewart Living Omnimedia Inc. Class Aa,b	51,418	241,665
McClatchy Co. (The) Class Aa	419,596	2,328,758
MDC Partners Inc.	219,666	4,720,622
Media General Inc. Class Aa,b	373,636	7,670,747
Meredith Corp.	246,765	11,933,555
National CineMedia Inc.	326,927	5,724,492
New Media Investment Group Inc.[a]	206,178	2,909,172
New York Times Co. (The) Class Ab	950,521	14,457,424
ReachLocal Inc.[a]	35,607	250,317
Reading International Inc. Class Aa	121,375	1,035,329
Rentrak Corp.[a,b]	5,053	265,030
Saga Communications Inc. Class A	19,817	846,582
Salem Communications Corp. Class A	75,128	710,711
Scholastic Corp.	182,303	6,214,709
SFX Entertainment Inc.[a,b]	303,487	2,458,245
Sizmek Inc.[a,b]	151,587	1,444,624
Time Inc.[a]	757,386	18,343,889

		109,151,489
METALS & MINING — 1.50%
A.M. Castle & Co.[a,b]	129,157	1,425,893
AK Steel Holding Corp.[a,b]	939,359	7,477,298
Allied Nevada Gold Corp.[a,b]	716,557	2,694,254
Ampco-Pittsburgh Corp.	57,123	1,310,402
Century Aluminum Co.[a,b]	353,389	5,541,140
Coeur Mining Inc.[a,b]	516,514	4,741,599
Commercial Metals Co.	808,893	14,001,938
Gerber Scientific Inc. Escrow[a,b]	173,399	1,734
Handy & Harman Ltd.[a,b]	29,331	785,191
Haynes International Inc.	80,727	4,568,341
Hecla Mining Co.	2,356,954	8,131,491
Horsehead Holding Corp.[a,b]	299,464	5,468,213
Kaiser Aluminum Corp.	123,878	9,026,990
Materion Corp.	85,870	3,176,331
Molycorp Inc.[a,b]	1,250,456	3,213,672
Noranda Aluminium Holding Corp.	304,593	1,075,213
Olympic Steel Inc.	50,761	1,256,335
RTI International Metals Inc.[a,b]	198,077	5,266,867
Schnitzer Steel Industries Inc. Class A	180,900	4,716,063
Stillwater Mining Co.[a]	51,973	912,126

Security	Shares	Value

SunCoke Energy Inc.[a]	146,772	$3,155,598
Universal Stainless & Alloy Products Inc.[a,b]	48,576	1,577,748
Walter Energy Inc.[b]	333,102	1,815,406

		91,339,843
MULTI-UTILITIES — 0.77%
Avista Corp.	413,368	13,856,095
Black Hills Corp.	306,591	18,821,621
NorthWestern Corp.	268,866	14,032,117

		46,709,833
MULTILINE RETAIL — 0.11%
Bon-Ton Stores Inc. (The)[b]	100,347	1,034,578
Burlington Stores Inc.[a,b]	21,134	673,329
Fred’s Inc. Class A	253,306	3,873,049
Tuesday Morning Corp.[a,b]	57,600	1,026,432

		6,607,388
OIL, GAS & CONSUMABLE FUELS — 4.46%
Adams Resources & Energy Inc.	13,943	1,089,367
Alon USA Energy Inc.	129,497	1,610,943
Alpha Natural Resources Inc.[a,b]	1,521,043	5,643,069
American Eagle Energy Corp.[a]	208,931	1,251,497
Amyris Inc.[a]	185,916	693,467
Apco Oil and Gas International Inc.[a]	55,339	798,542
Approach Resources Inc.[a,b]	155,779	3,540,857
Arch Coal Inc.[b]	1,458,767	5,324,500
Ardmore Shipping Corp.	123,983	1,714,685
Bill Barrett Corp.[a,b]	341,375	9,142,022
BPZ Resources Inc.[a,b]	452,057	1,392,336
Callon Petroleum Co.[a,b]	277,964	3,238,281
Clean Energy Fuels Corp.[a]	215,951	2,530,946
Cloud Peak Energy Inc.[a]	418,654	7,711,607
Comstock Resources Inc.	328,671	9,478,872
Contango Oil & Gas Co.[a]	119,585	5,059,641
Delek US Holdings Inc.	195,279	5,512,726
DHT Holdings Inc.	476,817	3,433,082
Dorian LPG Ltd.[a]	49,968	1,148,764
Emerald Oil Inc.[a,b]	391,687	2,996,406
Energy XXI (Bermuda) Ltd.[b]	644,003	15,217,791
Equal Energy Ltd.	248,399	1,346,323
EXCO Resources Inc.[b]	644,974	3,798,897
Forest Oil Corp.[a,b]	736,013	1,678,110
Frontline Ltd.[a,b]	447,374	1,306,332
GasLog Ltd.[b]	234,818	7,488,346
Gastar Exploration Inc.[a]	24,933	217,166
Green Plains Inc.[b]	39,658	1,303,558
Halcon Resources Corp.[a,b]	1,791,453	13,059,692
Hallador Energy Co.	70,877	672,623
Harvest Natural Resources Inc.[a]	289,146	1,442,838
Knightsbridge Tankers Ltd.[b]	230,740	3,274,201
Matador Resources Co.[a,b]	219,006	6,412,496
Midstates Petroleum Co. Inc.[a,b]	255,703	1,848,733
Miller Energy Resources Inc.[a,b]	192,362	1,231,117
Navios Maritime Acquisition Corp.	564,818	2,095,475
Nordic American Tankers Ltd.[b]	612,831	5,840,279
Northern Oil and Gas Inc.[a,b]	419,434	6,832,580
Pacific Ethanol Inc.[a]	129,597	1,981,538
PDC Energy Inc.[a,b]	228,204	14,411,083
Penn Virginia Corp.[a]	449,629	7,621,211

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

PetroCorp Inc. Escrow[a,b]	19,086	$—
PetroQuest Energy Inc.[a,b]	31,143	234,195
Quicksilver Resources Inc.[a,b]	752,220	2,008,427
Renewable Energy Group Inc.[a,b]	237,224	2,720,959
Resolute Energy Corp.[a,b]	535,512	4,626,824
REX American Resources Corp.[a,b]	8,769	642,855
Rosetta Resources Inc.[a]	368,412	20,207,398
RSP Permian Inc.[a,b]	108,588	3,522,595
Sanchez Energy Corp.[a,b]	124,766	4,689,954
Scorpio Tankers Inc.	1,372,098	13,954,237
Ship Finance International Ltd.[b]	406,114	7,549,659
Stone Energy Corp.[a]	385,841	18,053,500
Swift Energy Co.[a,b]	301,098	3,908,252
Teekay Tankers Ltd. Class Ab	428,092	1,836,515
TransAtlantic Petroleum Ltd.[a]	75,250	857,097
Triangle Petroleum Corp.[a,b]	227,703	2,675,510
VAALCO Energy Inc.[a,b]	342,276	2,474,655
W&T Offshore Inc.	148,216	2,426,296
Warren Resources Inc.[a]	504,577	3,128,377
Westmoreland Coal Co.[a,b]	91,582	3,322,595

		271,231,899
PAPER & FOREST PRODUCTS — 0.62%
Louisiana-Pacific Corp.[a]	969,430	14,560,839
Neenah Paper Inc.	55,191	2,933,402
P.H. Glatfelter Co.	185,199	4,913,329
Resolute Forest Products Inc.[a]	448,107	7,519,235
Schweitzer-Mauduit International Inc.	177,442	7,747,118
Wausau Paper Corp.	20,796	225,013

		37,898,936
PERSONAL PRODUCTS — 0.19%
Elizabeth Arden Inc.[a,b]	177,831	3,809,140
Female Health Co. (The)	44,246	243,795
Inter Parfums Inc.	106,234	3,139,215
Nature’s Sunshine Products Inc.	74,819	1,269,678
Nutraceutical International Corp.[a]	59,556	1,421,006
Revlon Inc. Class Aa,b	59,373	1,810,877
Synutra International Inc.[a]	13,400	89,914

		11,783,625
PHARMACEUTICALS — 0.38%
Impax Laboratories Inc.[a,b]	387,942	11,634,381
Medicines Co. (The)[a]	41,084	1,193,901
Nektar Therapeutics[a,b]	379,400	4,863,908
Omeros Corp.[a]	15,605	271,527
Revance Therapeutics Inc.[a,b]	18,097	615,298
Sagent Pharmaceuticals Inc.[a]	29,905	773,343
SciClone Pharmaceuticals Inc.[a,b]	136,180	716,307
Theravance Biopharma Inc.[a]	8,892	283,477
Theravance Inc.[a]	31,107	926,366
XenoPort Inc.[a,b]	352,626	1,703,184

		22,981,692
PROFESSIONAL SERVICES — 1.18%
Acacia Research Corp.	343,881	6,103,888
CBIZ Inc.[a,b]	288,724	2,607,178
CDI Corp.	96,994	1,397,684
CRA International Inc.[a,b]	69,006	1,590,588

Security	Shares	Value

Franklin Covey Co.[a]	33,470	$673,751
FTI Consulting Inc.[a,b]	280,677	10,615,204
GP Strategies Corp.[a]	31,865	824,666
Heidrick & Struggles International Inc.	125,161	2,315,478
Hill International Inc.[a]	34,084	212,343
Huron Consulting Group Inc.[a]	145,295	10,289,792
ICF International Inc.[a,b]	137,050	4,846,088
Kelly Services Inc. Class A	188,035	3,228,561
Korn/Ferry International[a,b]	166,437	4,888,255
Navigant Consulting Inc.[a]	337,731	5,893,406
Paylocity Holding Corp.[a]	39,882	862,648
Pendrell Corp.[a,b]	1,127,288	1,984,027
Resources Connection Inc.	266,376	3,492,189
RPX Corp.[a,b]	325,183	5,771,998
TriNet Group Inc.[a]	74,841	1,801,423
VSE Corp.	28,670	2,016,074

		71,415,241
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.81%
Acadia Realty Trust[b]	394,123	11,070,915
AG Mortgage Investment Trust Inc.	195,085	3,692,959
Agree Realty Corp.	102,860	3,109,458
Alexander’s Inc.	963	355,800
Altisource Residential Corp.	392,405	10,214,302
American Assets Trust Inc.	193,179	6,674,334
American Capital Mortgage Investment Corp.	351,411	7,035,248
American Realty Capital Healthcare Trust Inc.	1,162,934	12,664,351
American Residential Properties Inc.[a,b]	220,984	4,143,450
AmREIT Inc.	135,273	2,475,496
Anworth Mortgage Asset Corp.[b]	879,216	4,536,755
Apollo Commercial Real Estate Finance Inc.[b]	317,057	5,228,270
Apollo Residential Mortgage Inc.	220,294	3,683,316
Ares Commercial Real Estate Corp.	196,386	2,437,150
Armada Hoffler Properties Inc.	132,491	1,282,513
ARMOUR Residential REIT Inc.	2,453,519	10,623,737
Ashford Hospitality Prime Inc.	131,636	2,258,874
Ashford Hospitality Trust Inc.	481,329	5,554,537
Associated Estates Realty Corp.	395,548	7,127,775
Aviv REIT Inc.	124,147	3,497,221
Campus Crest Communities Inc.	444,791	3,851,890
Capstead Mortgage Corp.[b]	654,083	8,601,191
CareTrust REIT Inc.[a]	7,863	155,687
CatchMark Timber Trust Inc. Class A	83,887	1,146,735
Cedar Realty Trust Inc.	544,580	3,403,625
Chambers Street Properties	1,628,300	13,091,532
Chatham Lodging Trust	181,380	3,972,222
Chesapeake Lodging Trust	341,714	10,330,014
Colony Financial Inc.	634,511	14,733,345
Cousins Properties Inc.	1,363,150	16,971,217
CubeSmart[b]	991,373	18,161,953
CyrusOne Inc.	132,590	3,301,491
CYS Investments Inc.	1,113,296	10,041,930
DCT Industrial Trust Inc.[b]	2,260,469	18,558,450
DiamondRock Hospitality Co.[b]	1,344,295	17,233,862
DuPont Fabros Technology Inc.[b]	298,276	8,041,521
Dynex Capital Inc.	375,985	3,327,467
EastGroup Properties Inc.	19,777	1,270,277
Education Realty Trust Inc.	790,290	8,487,715
EPR Properties[b]	367,175	20,514,067
Equity One Inc.[b]	422,123	9,957,882
Excel Trust Inc.	333,011	4,439,037
FelCor Lodging Trust Inc.[b]	852,684	8,961,709

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

First Industrial Realty Trust Inc.[b]	756,632	$14,254,947
First Potomac Realty Trust	403,789	5,297,712
Franklin Street Properties Corp.	618,149	7,776,314
GEO Group Inc. (The)	495,662	17,710,003
Getty Realty Corp.	175,813	3,354,512
Gladstone Commercial Corp.	110,760	1,979,281
Glimcher Realty Trust[b]	150,487	1,629,774
Government Properties Income Trust[b]	373,807	9,490,960
Gramercy Property Trust Inc.[b]	807,819	4,887,305
Hannon Armstrong Sustainable Infrastructure Capital Inc.	149,565	2,144,762
Hatteras Financial Corp.	662,959	13,133,218
Healthcare Realty Trust Inc.	659,681	16,769,091
Hersha Hospitality Trust	1,378,439	9,249,326
Highwoods Properties Inc.[b]	619,048	25,969,064
Hudson Pacific Properties Inc.	377,297	9,560,706
Inland Real Estate Corp.[b]	599,571	6,373,440
Invesco Mortgage Capital Inc.	845,632	14,680,172
Investors Real Estate Trust	732,246	6,743,986
iStar Financial Inc.[a,b]	583,020	8,733,640
Kite Realty Group Trust	903,833	5,549,535
LaSalle Hotel Properties	714,856	25,227,268
Lexington Realty Trust[b]	1,412,660	15,553,387
LTC Properties Inc.	239,156	9,336,650
Mack-Cali Realty Corp.	608,988	13,081,062
Medical Properties Trust Inc.[b]	1,184,679	15,685,150
Monmouth Real Estate Investment Corp. Class Ab	384,439	3,859,768
New Residential Investment Corp.	1,937,143	12,204,001
New York Mortgage Trust Inc.[b]	623,010	4,865,708
New York REIT Inc.	1,209,898	13,381,472
One Liberty Properties Inc.	84,445	1,802,056
Owens Realty Mortgage Inc.	73,966	1,438,639
Parkway Properties Inc.	488,837	10,094,484
Pebblebrook Hotel Trust	438,679	16,213,576
Pennsylvania Real Estate Investment Trust[b]	472,302	8,888,724
PennyMac Mortgage Investment Trust[d]	500,253	10,975,551
Physicians Realty Trust	235,489	3,388,687
PS Business Parks Inc.	66,284	5,534,051
RAIT Financial Trust	562,168	4,649,129
Ramco-Gershenson Properties Trust	469,716	7,806,680
Redwood Trust Inc.[b]	570,047	11,098,815
Resource Capital Corp.[b]	887,860	4,998,652
Retail Opportunity Investments Corp.	514,513	8,093,289
Rexford Industrial Realty Inc.	196,672	2,800,609
RLJ Lodging Trust	899,252	25,979,390
Rouse Properties Inc.	255,068	4,364,213
Ryman Hospitality Properties Inc.	145,310	6,996,676
Sabra Healthcare REIT Inc.	19,557	561,481
Saul Centers Inc.	8,755	425,493
Select Income REIT	252,815	7,493,437
Silver Bay Realty Trust Corp.	228,560	3,730,099
Sovran Self Storage Inc.	29,898	2,309,621
STAG Industrial Inc.	356,343	8,555,795
Starwood Waypoint Residential Trust[a]	268,651	7,041,343
Strategic Hotels & Resorts Inc.[a]	397,429	4,653,894
Summit Hotel Properties Inc.	587,888	6,231,613
Sunstone Hotel Investors Inc.	1,259,575	18,805,455
Terreno Realty Corp.	227,447	4,396,551
Trade Street Residential Inc.	127,507	955,027
UMH Properties Inc.	116,166	1,165,145
Urstadt Biddle Properties Inc. Class Ab	43,603	910,431
Washington Real Estate Investment Trust[b]	457,682	11,890,578
Western Asset Mortgage Capital Corp.	286,723	4,062,865
Whitestone REIT Class B	154,096	2,297,571

Security	Shares	Value

Winthrop Realty Trust	250,158	$3,839,925

		839,153,039
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.65%
Alexander & Baldwin Inc.	334,765	13,876,009
Altisource Asset Management Corp.[a]	1,782	1,288,493
AV Homes Inc.[a,b]	78,010	1,275,463
Consolidated-Tomoka Land Co.	20,965	962,294
Forestar Group Inc.[a,b]	218,373	4,168,741
Kennedy-Wilson Holdings Inc.	454,933	12,201,303
RE/MAX Holdings Inc. Class A	73,085	2,162,585
St. Joe Co. (The)[a]	18,229	463,563
Tejon Ranch Co.[a]	86,635	2,788,781

		39,187,232
ROAD & RAIL — 0.43%
ArcBest Corp.	14,333	623,629
Celadon Group Inc.	135,494	2,888,732
Marten Transport Ltd.	95,677	2,138,381
P.A.M. Transportation Services Inc.[a]	17,988	502,944
Patriot Transportation Holding Inc.[a,b]	45,830	1,602,675
Quality Distribution Inc.[a]	141,923	2,108,976
Roadrunner Transportation Systems Inc.[a]	121,757	3,421,372
Universal Truckload Services Inc.	16,923	429,167
USA Truck Inc.[a]	43,024	799,816
Werner Enterprises Inc.	243,245	6,448,425
YRC Worldwide Inc.[a,b]	178,344	5,013,250

		25,977,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.67%
Advanced Energy Industries Inc.[a]	25,411	489,162
Alpha & Omega Semiconductor Ltd.[a]	148,431	1,375,955
Amkor Technology Inc.[a]	281,552	3,147,751
Axcelis Technologies Inc.[a,b]	765,047	1,530,094
Brooks Automation Inc.	426,536	4,593,793
Cabot Microelectronics Corp.[a]	26,996	1,205,371
Cascade Microtech Inc.[a]	82,243	1,123,439
CEVA Inc.[a,b]	144,310	2,131,459
Cirrus Logic Inc.[a]	299,774	6,816,861
Cohu Inc.	173,647	1,858,023
Diodes Inc.[a]	79,355	2,298,121
DSP Group Inc.[a]	152,387	1,293,766
Entegris Inc.[a]	427,261	5,872,702
Entropic Communications Inc.[a]	570,172	1,898,673
Exar Corp.[a]	233,597	2,639,646
Fairchild Semiconductor International Inc.[a]	858,136	13,386,922
FormFactor Inc.[a]	381,844	3,176,942
Integrated Device Technology Inc.[a]	244,103	3,773,832
Integrated Silicon Solution Inc.[a,b]	207,666	3,067,227
International Rectifier Corp.[a]	489,642	13,661,012
Intersil Corp. Class A	884,707	13,226,370
IXYS Corp.	168,109	2,071,103
Kopin Corp.[a]	453,850	1,479,551
Microsemi Corp.[a]	210,044	5,620,777
MKS Instruments Inc.	367,802	11,490,135
Nanometrics Inc.[a]	73,365	1,338,911
NVE Corp.[a]	19,272	1,071,330
OmniVision Technologies Inc.[a]	385,328	8,469,509
Peregrine Semiconductor Corp.[a]	190,765	1,308,648
Pericom Semiconductor Corp.[a]	152,601	1,379,513

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

Photronics Inc.[a,b]	423,784	$3,644,542
PMC-Sierra Inc.[a]	817,245	6,219,234
QuickLogic Corp.[a]	22,345	115,524
Rubicon Technology Inc.[a,b]	163,503	1,430,651
Rudolph Technologies Inc.[a]	199,054	1,966,654
Silicon Image Inc.[a]	261,508	1,318,000
Silicon Laboratories Inc.[a]	93,122	4,586,259
Tessera Technologies Inc.	152,509	3,367,399
Ultra Clean Holdings Inc.[a,b]	138,605	1,254,375
Ultratech Inc.[a]	157,419	3,491,553
Veeco Instruments Inc.[a,b]	275,037	10,247,879
Vitesse Semiconductor Corp.[a]	17,858	61,610
Xcerra Corp.[a]	198,946	1,810,409

		162,310,687

SOFTWARE — 1.33%
A10 Networks Inc.[a]	7,594	101,000
Actuate Corp.[a]	316,367	1,509,071
Bottomline Technologies Inc.[a]	43,522	1,302,178
Cinedigm Corp.[a]	406,300	1,011,687
Compuware Corp.	1,508,966	15,074,570
Covisint Corp.[a,b]	48,753	236,940
Ebix Inc.[b]	210,317	3,009,636
EPIQ Systems Inc.	202,267	2,841,851
ePlus Inc.[a]	33,873	1,971,409
Glu Mobile Inc.[a,b]	56,798	283,990
Infoblox Inc.[a]	49,948	656,816
Mentor Graphics Corp.	665,297	14,350,456
Model N Inc.[a]	39,308	434,353
Paycom Software Inc.[a]	44,758	653,019
Progress Software Corp.[a,b]	352,841	8,482,298
QAD Inc. Class A	5,535	118,006
Rosetta Stone Inc.[a]	145,809	1,417,264
Rubicon Project Inc. (The)[a]	4,726	60,682
Sapiens International Corp.[a]	146,990	1,175,920
SeaChange International Inc.[a]	226,037	1,810,556
Silver Spring Networks Inc.[a]	14,662	195,444
Take-Two Interactive Software Inc.[a]	627,482	13,955,200
TeleCommunication Systems Inc.[a]	336,509	1,107,115
TeleNav Inc.[a,b]	187,064	1,064,394
TiVo Inc.[a]	519,103	6,701,620
Varonis Systems Inc.[a,b]	3,265	94,718
Verint Systems Inc.[a]	20,412	1,001,209
Vringo Inc.[a]	67,911	232,256
Zendesk Inc.[a]	6,788	117,975

		80,971,633

SPECIALTY RETAIL — 2.89%
Aeropostale Inc.[a]	540,178	1,885,221
America’s Car-Mart Inc.[a,b]	45,243	1,789,361
American Eagle Outfitters Inc.	1,335,418	14,983,390
Barnes & Noble Inc.[a,b]	281,847	6,423,293
bebe stores inc.	216,126	659,184
Big 5 Sporting Goods Corp.	126,763	1,555,382
Brown Shoe Co. Inc.	155,062	4,436,324
Build-A-Bear Workshop Inc.[a]	23,875	318,970
Cato Corp. (The) Class A	160,150	4,948,635
Children’s Place Inc. (The)	151,443	7,516,116
Citi Trends Inc.[a,b]	107,564	2,308,323
Destination Maternity Corp.	81,157	1,847,945
Destination XL Group Inc.[a,b]	198,669	1,094,666

Security	Shares	Value

Express Inc.[a]	544,590	$9,274,368
Finish Line Inc. (The) Class A	248,658	7,395,089
Genesco Inc.[a,b]	150,255	12,340,443
Group 1 Automotive Inc.	135,655	11,437,073
Guess? Inc.	422,171	11,398,617
Haverty Furniture Companies Inc.	138,379	3,477,464
hhgregg Inc.[a,b]	51,547	524,233
Kirkland’s Inc.[a]	41,487	769,584
MarineMax Inc.[a,b]	170,443	2,853,216
Men’s Wearhouse Inc. (The)	67,240	3,751,992
New York & Co. Inc.[a,b]	95,845	353,668
Office Depot Inc.[a,b]	3,673,168	20,900,326
Pacific Sunwear of California Inc.[a,b]	44,417	105,713
Pep Boys — Manny, Moe & Jack (The)[a]	365,896	4,193,168
Rent-A-Center Inc.[b]	362,733	10,403,182
Sears Hometown and Outlet Stores Inc.[a,b]	79,710	1,711,374
Shoe Carnival Inc.	103,988	2,147,352
Sonic Automotive Inc. Class A	273,801	7,305,011
Sportsman’s Warehouse Holdings Inc.[a]	41,992	335,936
Stage Stores Inc.	217,828	4,071,205
Stein Mart Inc.	190,670	2,648,406
Systemax Inc.[a]	77,887	1,119,236
Tilly’s Inc. Class Aa	72,799	585,304
Vitamin Shoppe Inc.[a]	105,080	4,520,542
West Marine Inc.[a,b]	120,352	1,234,812
Zumiez Inc.a	29,481	813,381

		175,437,505

TEXTILES, APPAREL & LUXURY GOODS — 0.55%
Columbia Sportswear Co.	30,684	2,536,033
Crocs Inc.[a]	524,300	7,880,229
Culp Inc.	52,140	907,757
Iconix Brand Group Inc.[a,b]	206,377	8,861,828
Movado Group Inc.	69,098	2,879,314
Perry Ellis International Inc.[a]	83,601	1,458,001
Quiksilver Inc.[a,b]	358,243	1,282,510
R.G. Barry Corp.	63,999	1,212,781
Sequential Brands Group Inc.	24,694	341,024
SKECHERS U.S.A. Inc. Class Aa	69,864	3,192,785
Unifi Inc.[a,b]	100,733	2,773,180

		33,325,442

THRIFTS & MORTGAGE FINANCE — 3.06%
Astoria Financial Corp.	595,082	8,003,853
Banc of California Inc.	204,287	2,226,728
Bank Mutual Corp.	320,147	1,856,853
BankFinancial Corp.	128,133	1,429,964
BBX Capital Corp.[a,b]	58,509	1,053,162
Beneficial Mutual Bancorp Inc.[a,b]	201,611	2,733,845
Berkshire Hills Bancorp Inc.	172,570	4,007,075
Brookline Bancorp Inc.	485,233	4,546,633
Capitol Federal Financial Inc.	983,283	11,956,721
Charter Financial Corp.	155,041	1,720,955
Clifton Bancorp Inc.	181,874	2,304,344
Dime Community Bancshares Inc.	225,259	3,556,840
ESB Financial Corp.	88,356	1,143,327
EverBank Financial Corp.	626,008	12,620,321
Federal Agricultural Mortgage Corp. Class C NVS	71,657	2,227,100
First Defiance Financial Corp.	66,467	1,907,603
First Financial Northwest Inc.	100,801	1,095,707
Flagstar Bancorp Inc.[a,b]	139,426	2,523,611

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2014

Security	Shares	Value

Fox Chase Bancorp Inc.	83,452	$1,407,001
Franklin Financial Corp.[a]	66,683	1,447,021
Home Loan Servicing Solutions Ltd.[b]	487,919	11,090,399
HomeStreet Inc.	102,125	1,876,036
Kearny Financial Corp.[a]	86,756	1,313,486
Ladder Capital Corp. Class Aa,b	104,788	1,893,519
Meta Financial Group Inc.	42,158	1,686,320
MGIC Investment Corp.[a]	1,357,961	12,547,560
NASB Financial Inc.	24,022	568,120
NMI Holdings Inc. Class Aa	347,166	3,645,243
Northfield Bancorp Inc	367,872	4,822,802
Northwest Bancshares Inc.	650,308	8,824,679
OceanFirst Financial Corp.	92,222	1,527,196
Oritani Financial Corp.	314,284	4,836,831
PennyMac Financial Services Inc. Class Aa,d	93,191	1,415,571
Provident Financial Services Inc.	414,154	7,173,147
Radian Group Inc.	1,048,408	15,526,922
Stonegate Mortgage Corp.[a,b]	83,753	1,168,354
Territorial Bancorp Inc.	60,111	1,255,118
Tree.com Inc.[a]	24,476	713,231
TrustCo Bank Corp. NY	650,597	4,345,988
United Community Financial Corp.[a,b]	348,091	1,437,616
United Financial Bancorp Inc.	304,609	4,127,452
Walker & Dunlop Inc.[a]	124,405	1,755,354
Washington Federal Inc.	696,033	15,612,020
Waterstone Financial Inc.	236,316	2,696,366
WSFS Financial Corp.	61,255	4,512,656

		186,140,650
TOBACCO — 0.23%
Alliance One International Inc.[a,b]	606,404	1,516,010
Universal Corp.	158,618	8,779,506
Vector Group Ltd.	169,397	3,503,130

		13,798,646
TRADING COMPANIES & DISTRIBUTORS — 0.80%
Aceto Corp.	167,878	3,045,307
Aircastle Ltd.[b]	311,775	5,540,242
Applied Industrial Technologies Inc.	182,775	9,272,176
Beacon Roofing Supply Inc.[a]	265,203	8,783,523
CAI International Inc.[a,b]	118,506	2,608,317
Houston Wire & Cable Co.	122,016	1,514,219
Kaman Corp.	91,237	3,898,557
Rush Enterprises Inc. Class Aa,b	38,761	1,343,844
TAL International Group Inc.	153,184	6,795,242
Textainer Group Holdings Ltd.	112,132	4,330,538
Titan Machinery Inc.[a,b]	100,433	1,653,127

		48,785,092
TRANSPORTATION INFRASTRUCTURE — 0.10%
Wesco Aircraft Holdings Inc.[a]	302,217	6,032,251

		6,032,251
WATER UTILITIES — 0.42%
American States Water Co.	248,070	8,243,366
Artesian Resources Corp. Class A	53,429	1,201,084
California Water Service Group	328,461	7,948,756
Connecticut Water Service Inc.	74,826	2,534,357
Middlesex Water Co.	109,920	2,328,105

Security	Shares	Value

SJW Corp.	86,124	$2,342,573
York Water Co. (The)	33,511	697,699

		25,295,940
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[a,b]	151,394	1,034,021
Leap Wireless International Inc.	304,489	767,312
NTELOS Holdings Corp.	65,177	812,106
Shenandoah Telecommunications Co.	24,496	746,148
USA Mobility Inc.[a]	148,965	2,294,061

		5,653,648

TOTAL COMMON STOCKS
(Cost: $5,511,980,804)		6,034,165,186

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 8.62%

MONEY MARKET FUNDS — 8.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	471,168,089	471,168,089
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	28,966,420	28,966,420
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	23,965,821	23,965,821

		524,100,330

TOTAL SHORT-TERM INVESTMENTS
(Cost: $524,100,330)		524,100,330

TOTAL INVESTMENTS IN SECURITIES — 107.92%
(Cost: $6,036,081,134)		6,558,265,517
Other Assets, Less Liabilities — (7.92)%		(481,561,025)

NET ASSETS — 100.00%		$6,076,704,492

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

267

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 2.48%
AAR Corp.	10,697	$294,809
AeroVironment Inc.[a]	4,643	147,647
Alliant Techsystems Inc.	8,439	1,130,151
American Science and Engineering Inc.	2,179	151,637
Astronics Corp.[a]	3,752	211,800
B/E Aerospace Inc.[a]	27,753	2,566,875
Boeing Co. (The)	192,474	24,488,467
Cubic Corp.	5,192	231,096
Curtiss-Wright Corp.	12,458	816,746
DigitalGlobe Inc.[a,b]	19,599	544,852
Ducommun Inc.[a]	2,804	73,269
Engility Holdings Inc.[a,b]	4,212	161,151
Erickson Inc.[a,b]	991	16,104
Esterline Technologies Corp.[a]	8,583	988,075
Exelis Inc.	49,163	834,788
GenCorp Inc.[a,b]	15,755	300,920
General Dynamics Corp.	80,697	9,405,235
HEICO Corp.	17,381	902,769
Hexcel Corp.[a]	26,281	1,074,893
Honeywell International Inc.	206,699	19,212,672
Huntington Ingalls Industries Inc.	12,962	1,226,076
Keyw Holding Corp. (The)[a,b]	8,747	109,950
Kratos Defense & Security Solutions Inc.[a,b]	10,653	83,093
L-3 Communications Holdings Inc.	22,760	2,748,270
LMI Aerospace Inc.[a,b]	2,308	30,189
Lockheed Martin Corp.	71,507	11,493,320
Moog Inc. Class Aa	11,973	872,712
National Presto Industries Inc.	1,233	89,812
Northrop Grumman Corp.	56,519	6,761,368
Orbital Sciences Corp.[a]	15,536	459,089
Precision Castparts Corp.	38,209	9,643,952
Raytheon Co.	82,576	7,617,636
Rockwell Collins Inc.	35,764	2,794,599
SIFCO Industries Inc.	669	20,873
Sparton Corp.[a,b]	2,713	75,259
Spirit AeroSystems Holdings Inc. Class Aa	31,407	1,058,416
Taser International Inc.[a,b]	14,565	193,714
Teledyne Technologies Inc.[a]	9,741	946,533
Textron Inc.	73,056	2,797,314
TransDigm Group Inc.	13,781	2,305,010
Triumph Group Inc.	13,588	948,714
United Technologies Corp.	241,964	27,934,744

		143,764,599
AIR FREIGHT & LOGISTICS — 0.66%
Air Transport Services Group Inc.[a]	13,893	116,285
Atlas Air Worldwide Holdings Inc.[a]	6,985	257,397
C.H. Robinson Worldwide Inc.	39,177	2,499,101
Echo Global Logistics Inc.[a,b]	7,057	135,283
Expeditors International of Washington Inc.	52,095	2,300,515
FedEx Corp.	78,274	11,849,118
Forward Air Corp.	7,689	367,919
Hub Group Inc. Class Aa	9,823	495,079
Park-Ohio Holdings Corp.[b]	2,288	132,956
United Parcel Service Inc. Class B	186,829	19,179,865

Security	Shares	Value

UTi Worldwide Inc.	23,842	$246,526
XPO Logistics Inc.[a,b]	13,573	388,459

		37,968,503
AIRLINES — 0.55%
Alaska Air Group Inc.	18,138	1,724,017
Allegiant Travel Co.	3,940	464,014
American Airlines Group Inc.[a]	190,031	8,163,732
Copa Holdings SA Class A	8,739	1,245,919
Delta Air Lines Inc.	223,804	8,665,691
Hawaiian Holdings Inc.[a,b]	13,653	187,183
JetBlue Airways Corp.[a,b]	69,032	748,997
Republic Airways Holdings Inc.[a]	12,529	135,814
SkyWest Inc.	13,461	164,493
Southwest Airlines Co.	182,607	4,904,824
Spirit Airlines Inc.[a]	19,159	1,211,615
United Continental Holdings Inc.[a]	98,522	4,046,299

		31,662,598
AUTO COMPONENTS — 0.46%
American Axle & Manufacturing Holdings Inc.[a,b]	17,582	332,124
BorgWarner Inc.	60,343	3,933,760
Cooper Tire & Rubber Co.	16,531	495,930
Cooper-Standard Holding Inc.[a]	3,612	238,970
Dana Holding Corp.	42,592	1,040,097
Dorman Products Inc.[a]	6,524	321,764
Drew Industries Inc.	6,015	300,810
Federal-Mogul Holdings Corp.[a]	7,683	155,427
Fox Factory Holding Corp.[a]	2,607	45,857
Fuel Systems Solutions Inc.[a]	3,875	43,168
Gentex Corp.	38,204	1,111,354
Gentherm Inc.[a]	9,310	413,829
Goodyear Tire & Rubber Co. (The)	64,732	1,798,255
Johnson Controls Inc.	175,300	8,752,729
Lear Corp.	21,230	1,896,264
Modine Manufacturing Co.[a]	12,577	197,962
Motorcar Parts of America Inc.[a]	3,981	96,937
Remy International Inc.	3,707	86,558
Shiloh Industries Inc.[a]	1,292	23,850
Spartan Motors Inc.	9,256	42,022
Standard Motor Products Inc.	5,107	228,130
Stoneridge Inc.[a]	7,276	77,999
Strattec Security Corp.	915	59,008
Superior Industries International Inc.	6,014	124,009
Tenneco Inc.[a]	16,018	1,052,383
Tower International Inc.[a]	5,366	197,683
TRW Automotive Holdings Corp.[a]	29,206	2,614,521
Visteon Corp.[a]	13,062	1,267,145

		26,948,545
AUTOMOBILES — 0.76%
Ford Motor Co.	1,025,640	17,682,034
General Motors Co.	423,220	15,362,886
Harley-Davidson Inc.	57,636	4,025,875
Tesla Motors Inc.[a,b]	25,075	6,019,504
Thor Industries Inc.	12,399	705,131
Winnebago Industries Inc.[a,b]	7,841	197,436

		43,992,866

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

BEVERAGES — 1.72%
Boston Beer Co. Inc. (The) Class Aa,b	2,119	$473,639
Brown-Forman Corp. Class B NVS	40,438	3,808,047
Coca-Cola Bottling Co. Consolidated	1,202	88,551
Coca-Cola Co. (The)	1,047,937	44,390,611
Coca-Cola Enterprises Inc.	66,363	3,170,824
Constellation Brands Inc. Class Aa	42,317	3,729,397
Craft Brew Alliance Inc.[a,b]	2,728	30,172
Dr Pepper Snapple Group Inc.	51,832	3,036,319
Molson Coors Brewing Co. Class B NVS	35,876	2,660,564
Monster Beverage Corp.[a]	37,752	2,681,525
National Beverage Corp.[a]	2,900	54,868
PepsiCo Inc.	400,151	35,749,490

		99,874,007
BIOTECHNOLOGY — 2.66%
ACADIA Pharmaceuticals Inc.[a]	21,914	495,037
Acceleron Pharma Inc.[a,b]	4,267	144,950
Achillion Pharmaceuticals Inc.[a,b]	24,647	186,578
Acorda Therapeutics Inc.[a,b]	10,657	359,247
Actinium Pharmaceuticals Inc.	5,228	37,746
Adamas Pharmaceuticals Inc.[a]	771	14,094
Aegerion Pharmaceuticals Inc.[a,b]	7,607	244,109
Agenus Inc.[a]	16,427	52,895
Agios Pharmaceuticals Inc.[a,b]	3,523	161,424
Akebia Therapeutics Inc.[a]	2,068	57,470
Alder Biopharmaceuticals Inc.[a]	2,112	42,388
Alexion Pharmaceuticals Inc.[a]	52,191	8,154,844
Alkermes PLC[a]	38,092	1,917,170
Alnylam Pharmaceuticals Inc.[a,b]	17,496	1,105,222
AMAG Pharmaceuticals Inc.[a,b]	5,743	118,995
Amgen Inc.	199,789	23,649,024
Anacor Pharmaceuticals Inc.[a,b]	9,087	161,113
Applied Genetic Technologies Corp.[a]	1,280	29,568
Arena Pharmaceuticals Inc.[a,b]	57,236	335,403
ARIAD Pharmaceuticals Inc.[a,b]	46,092	293,606
Array BioPharma Inc.[a,b]	33,766	153,973
Arrowhead Research Corp.[a]	13,691	195,918
Auspex Pharmaceuticals Inc.[a]	2,127	47,368
BioCryst Pharmaceuticals Inc.[a]	18,496	235,824
Biogen Idec Inc.[a]	62,607	19,740,613
BioMarin Pharmaceutical Inc.[a]	38,475	2,393,530
BioSpecifics Technologies Corp.[a]	960	25,882
Biotime Inc.[a,b]	8,056	24,571
Bluebird Bio Inc.[a]	4,966	191,539
Cara Therapeutics Inc.[a]	1,422	24,202
Celgene Corp.[a]	211,374	18,152,799
Celldex Therapeutics Inc.[a,b]	24,729	403,577
Cellular Dynamics International Inc.[a]	2,564	37,357
Cepheid Inc.[a,b]	18,620	892,643
ChemoCentryx Inc.[a,b]	6,504	38,048
Chimerix Inc.[a]	7,002	153,624
Clovis Oncology Inc.[a,b]	6,451	267,136
CTI BioPharma Corp.[a,b]	29,614	83,215
Cubist Pharmaceuticals Inc.[a]	19,840	1,385,229
Cytokinetics Inc.[a]	6,549	31,304
Cytori Therapeutics Inc.[a,b]	14,101	33,701
CytRx Corp.[a]	14,722	61,538
Dendreon Corp.[a,b]	51,737	118,995
Dicerna Pharmaceuticals Inc.[a]	939	21,193
Durata Therapeutics Inc.[a,b]	2,331	39,697

Security	Shares	Value

Dyax Corp.[a]	35,209	$338,006
Dynavax Technologies Corp.[a,b]	82,530	132,048
Eleven Biotherapeutics Inc.[a]	1,210	15,948
Emergent BioSolutions Inc.[a,b]	6,843	153,694
Enanta Pharmaceuticals Inc.[a,b]	2,671	115,040
Epizyme Inc.[a]	3,716	115,642
Esperion Therapeutics Inc.[a]	1,227	19,436
Exact Sciences Corp.[a,b]	22,435	382,068
Exelixis Inc.[a,b]	48,419	164,140
Five Prime Therapeutics Inc.[a,b]	3,730	58,002
Flexion Therapeutics Inc.[a]	1,203	16,216
Foundation Medicine Inc.[a,b]	2,595	69,961
Galectin Therapeutics Inc.[a]	4,755	65,667
Galena Biopharma Inc.[a,b]	31,554	96,555
Genocea Biosciences Inc.[a]	1,031	19,331
Genomic Health Inc.[a,b]	4,181	114,559
Geron Corp.[a,b]	34,476	110,668
Gilead Sciences Inc.[a]	405,231	33,597,702
Halozyme Therapeutics Inc.[a,b]	29,616	292,606
Heron Therapeutics Inc.[a]	5,129	63,189
Hyperion Therapeutics Inc.[a,b]	2,389	62,353
Idenix Pharmaceuticals Inc.[a]	31,019	747,558
Idera Pharmaceuticals Inc.[a]	15,891	46,084
ImmunoGen Inc.[a,b]	21,937	259,953
Immunomedics Inc.[a,b]	16,959	61,900
Incyte Corp.[a,b]	38,126	2,151,831
Infinity Pharmaceuticals Inc.[a]	12,611	160,664
Inovio Pharmaceuticals Inc.[a]	15,878	171,641
Insmed Inc.[a]	11,689	233,546
Insys Therapeutics Inc.[a,b]	1,947	60,805
Intercept Pharmaceuticals Inc.[a,b]	3,281	776,383
InterMune Inc.[a,b]	26,181	1,155,891
Intrexon Corp.[a,b]	9,303	233,784
Ironwood Pharmaceuticals Inc. Class Aa	30,875	473,314
Isis Pharmaceuticals Inc.[a,b]	31,055	1,069,845
Karyopharm Therapeutics Inc.[a,b]	3,751	174,609
Keryx Biopharmaceuticals Inc.[a,b]	25,958	399,234
Kindred Biosciences Inc.[a]	2,770	51,633
Kythera Biopharmaceuticals Inc.[a,b]	5,266	202,056
Lexicon Pharmaceuticals Inc.[a,b]	58,908	94,842
Ligand Pharmaceuticals Inc. Class Ba,b	5,584	347,827
MacroGenics Inc.[a]	5,161	112,149
MannKind Corp.[a,b]	59,944	658,785
Medivation Inc.[a]	20,552	1,584,148
Merrimack Pharmaceuticals Inc.[a,b]	23,873	174,034
MiMedx Group Inc.[a,b]	22,192	157,341
Mirati Therapeutics Inc.[a]	1,894	37,880
Momenta Pharmaceuticals Inc.[a]	12,415	149,973
Myriad Genetics Inc.[a,b]	19,749	768,631
NanoViricides Inc.	10,581	44,440
Navidea Biopharmaceuticals Inc.[a,b]	25,609	37,901
NeoStem Inc.[a]	6,246	40,724
Neuralstem Inc.[a]	18,146	76,576
Neurocrine Biosciences Inc.[a]	22,497	333,856
NewLink Genetics Corp.[a,b]	4,789	127,148
Northwest Biotherapeutics Inc.[a]	9,379	62,933
Novavax Inc.[a,b]	53,103	245,336
NPS Pharmaceuticals Inc.[a,b]	27,703	915,584
Ohr Pharmaceutical Inc.[a]	5,551	52,790
OncoMed Pharmaceuticals Inc.[a,b]	3,455	80,502
Oncothyreon Inc.[a]	18,674	60,504
Ophthotech Corp.[a,b]	3,729	157,774
Opko Health Inc.[a,b]	49,607	438,526

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Orexigen Therapeutics Inc.[a,b]	26,934	$166,452
Organovo Holdings Inc.[a]	16,495	137,733
Osiris Therapeutics Inc.[a,b]	4,256	66,479
OvaScience Inc.[a,b]	2,323	21,302
PDL BioPharma Inc.	46,839	453,402
Peregrine Pharmaceuticals Inc.[a,b]	36,093	67,855
Pharmacyclics Inc.[a,b]	16,038	1,438,769
Portola Pharmaceuticals Inc.[a,b]	9,644	281,412
Progenics Pharmaceuticals Inc.[a,b]	22,005	94,842
Prothena Corp. PLC[a]	6,118	137,961
PTC Therapeutics Inc.[a,b]	5,764	150,671
Puma Biotechnology Inc.[a,b]	6,534	431,244
Raptor Pharmaceutical Corp.[a,b]	18,032	208,270
Receptos Inc.[a]	4,011	170,869
Regado Biosciences Inc.[a]	4,078	27,690
Regeneron Pharmaceuticals Inc.[a]	20,815	5,879,613
Regulus Therapeutics Inc.[a,b]	3,373	27,119
Repligen Corp.[a]	8,134	185,374
Retrophin Inc.[a,b]	4,992	58,606
Rigel Pharmaceuticals Inc.[a]	22,384	81,254
Sangamo BioSciences Inc.[a]	19,818	302,621
Sarepta Therapeutics Inc.[a,b]	11,448	341,036
Seattle Genetics Inc.[a,b]	26,421	1,010,603
Spectrum Pharmaceuticals Inc.[a]	15,700	127,641
Stemline Therapeutics Inc.[a]	2,366	34,709
Sunesis Pharmaceuticals Inc.[a,b]	16,174	105,454
Synageva BioPharma Corp.[a,b]	6,113	640,642
Synergy Pharmaceuticals Inc.[a,b]	21,230	86,406
Synta Pharmaceuticals Corp.[a,b]	9,818	40,156
TESARO Inc.[a,b]	5,636	175,336
Tetraphase Pharmaceuticals Inc.[a]	7,361	99,300
TG Therapeutics Inc.[a,b]	3,322	31,194
Threshold Pharmaceuticals Inc.[a,b]	11,867	46,993
Ultragenyx Pharmaceutical Inc.[a]	1,965	88,209
United Therapeutics Corp.[a]	12,878	1,139,574
Vanda Pharmaceuticals Inc.[a,b]	7,446	120,476
Verastem Inc.[a,b]	4,126	37,382
Versartis Inc.[a]	1,829	51,285
Vertex Pharmaceuticals Inc.[a]	62,195	5,888,623
Vital Therapies Inc.[a]	1,366	37,210
Xencor Inc.[a]	3,867	44,935
XOMA Corp.[a]	23,623	108,430
ZIOPHARM Oncology Inc.[a,b]	17,571	70,811

		154,224,068
BUILDING PRODUCTS — 0.23%
A.O. Smith Corp.	20,069	995,021
AAON Inc.	7,264	243,489
Allegion PLC	26,379	1,495,162
American Woodmark Corp.[a]	2,840	90,511
Apogee Enterprises Inc.	7,565	263,716
Armstrong World Industries Inc.[a]	11,905	683,704
Builders FirstSource Inc.[a,b]	11,763	87,987
Continental Building Products Inc.[a]	4,201	64,695
Fortune Brands Home & Security Inc.	43,392	1,732,643
Gibraltar Industries Inc.[a,b]	8,056	124,949
Griffon Corp.	11,948	148,155
Insteel Industries Inc.	4,606	90,508
Lennox International Inc.	13,071	1,170,769
Masco Corp.	93,609	2,078,120
Masonite International Corp.[a]	7,768	437,028
NCI Building Systems Inc.[a]	7,933	154,138

Security	Shares	Value

Norcraft Companies Inc.[a]	1,963	$28,091
Nortek Inc.[a,b]	2,189	196,485
Owens Corning	31,288	1,210,220
Patrick Industries Inc.[a,b]	1,624	75,662
PGT Inc.[a]	15,579	131,954
Ply Gem Holdings Inc.[a,b]	4,133	41,743
Quanex Building Products Corp.	9,703	173,393
Simpson Manufacturing Co. Inc.	10,575	384,507
Trex Co. Inc.[a,b]	9,110	262,550
Universal Forest Products Inc.	5,200	251,004
USG Corp.[a,b]	24,495	738,034

		13,354,238
CAPITAL MARKETS — 2.10%
Affiliated Managers Group Inc.[a]	14,579	2,994,527
Ameriprise Financial Inc.	50,117	6,014,040
Arlington Asset Investment Corp. Class A	2,666	72,862
Artisan Partners Asset Management Inc.	7,203	408,266
Bank of New York Mellon Corp. (The)	300,993	11,281,218
BGC Partners Inc. Class A	45,645	339,599
BlackRock Inc.[c]	33,650	10,754,540
Calamos Asset Management Inc. Class A	5,180	69,360
Charles Schwab Corp. (The)	296,615	7,987,842
CIFC Corp.	1,720	15,497
Cohen & Steers Inc.[b]	4,875	211,477
CorEnergy Infrastructure Trust Inc.	8,350	61,873
Cowen Group Inc. Class Aa,b	23,205	97,925
Diamond Hill Investment Group Inc.	750	95,790
E*TRADE Financial Corp.[a]	75,181	1,598,348
Eaton Vance Corp. NVS	31,560	1,192,652
Evercore Partners Inc. Class A	8,275	476,971
FBR & Co.[a]	2,515	68,232
Federated Investors Inc. Class B	24,229	749,161
Financial Engines Inc.	14,119	639,308
Franklin Resources Inc.	104,721	6,057,063
FXCM Inc. Class A	13,782	206,179
GAMCO Investors Inc. Class A	1,737	144,258
GFI Group Inc.	18,326	60,842
Goldman Sachs Group Inc. (The)	118,029	19,762,776
Greenhill & Co. Inc.	7,684	378,437
HFF Inc. Class A	8,645	321,507
ICG Group Inc.[a,b]	9,968	208,132
INTL FCStone Inc.[a]	3,732	74,341
Invesco Ltd.	114,202	4,311,125
Investment Technology Group Inc.[a]	10,142	171,197
Janus Capital Group Inc.	39,256	489,915
KCG Holdings Inc. Class Aa,b	13,930	165,488
Ladenburg Thalmann Financial Services Inc.[a]	27,517	86,679
Lazard Ltd. Class A	32,609	1,681,320
Legg Mason Inc.	27,403	1,406,048
LPL Financial Holdings Inc.	23,027	1,145,363
Manning & Napier Inc.	3,626	62,585
Marcus & Millichap Inc.[a]	2,113	53,903
Moelis & Co.[a]	1,946	65,405
Morgan Stanley	405,177	13,099,372
Northern Trust Corp.	62,417	4,007,796
Oppenheimer Holdings Inc. Class A	2,707	64,941
Piper Jaffray Companies Inc.[a]	3,983	206,200
Pzena Investment Management Inc. Class A	2,969	33,134
Raymond James Financial Inc.	33,289	1,688,751
RCS Capital Corp. Class A	1,091	23,162
Safeguard Scientifics Inc.[a,b]	5,618	116,798

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

SEI Investments Co.	35,058	$1,148,851
Silvercrest Asset Management Group Inc.	1,486	25,574
State Street Corp.	113,607	7,641,207
Stifel Financial Corp.[a]	17,598	833,265
SWS Group Inc.[a]	7,583	55,204
T. Rowe Price Group Inc.	68,985	5,823,024
TD Ameritrade Holding Corp.	70,867	2,221,680
Virtus Investment Partners Inc.[a]	1,991	421,594
Waddell & Reed Financial Inc. Class A	22,754	1,424,173
Walter Investment Management Corp.[a,b]	9,463	281,808
Westwood Holdings Group Inc.	1,789	107,412
WisdomTree Investments Inc.[a]	26,435	326,737

		121,532,734
CHEMICALS — 2.61%
A. Schulman Inc.	7,785	301,279
Advanced Emissions Solutions Inc.[a]	7,310	167,618
Air Products and Chemicals Inc.	56,009	7,203,878
Airgas Inc.	19,586	2,133,111
Albemarle Corp.	21,417	1,531,315
American Vanguard Corp.	7,272	96,136
Ashland Inc.	20,839	2,266,033
Axiall Corp.	18,324	866,175
Balchem Corp.	7,778	416,590
Cabot Corp.	16,782	973,188
Calgon Carbon Corp.[a]	15,048	336,022
Celanese Corp. Series A	41,157	2,645,572
CF Industries Holdings Inc.	13,802	3,319,795
Chase Corp.	1,700	58,038
Chemtura Corp.[a]	25,937	677,734
Cytec Industries Inc.	9,608	1,012,875
Dow Chemical Co. (The)	317,802	16,354,091
E.I. du Pont de Nemours and Co.	242,391	15,862,067
Eastman Chemical Co.	39,655	3,463,864
Ecolab Inc.	70,336	7,831,210
Ferro Corp.[a,b]	18,972	238,288
Flotek Industries Inc.[a]	14,741	474,071
FMC Corp.	35,769	2,546,395
FutureFuel Corp.	5,135	85,190
H.B. Fuller Co.	13,134	631,745
Hawkins Inc.	2,370	88,022
Huntsman Corp.	53,231	1,495,791
Innophos Holdings Inc.	5,777	332,582
Innospec Inc.	6,047	261,049
International Flavors & Fragrances Inc.	21,440	2,235,763
Intrepid Potash Inc.[a]	14,125	236,735
KMG Chemicals Inc.	2,054	36,931
Koppers Holdings Inc.	5,590	213,817
Kraton Performance Polymers Inc.[a]	8,589	192,308
Kronos Worldwide Inc.	5,300	83,051
Landec Corp.[a]	6,830	85,307
LSB Industries Inc.[a]	4,964	206,850
LyondellBasell Industries NV Class A	116,352	11,361,773
Marrone Bio Innovations Inc.[a]	2,987	34,709
Minerals Technologies Inc.	9,420	617,764
Monsanto Co.	138,351	17,257,904
Mosaic Co. (The)	88,272	4,365,050
NewMarket Corp.	2,379	932,830
Olin Corp.	21,027	566,047
OM Group Inc.	8,591	278,606
OMNOVA Solutions Inc.[a,b]	12,080	109,807
Platform Specialty Products Corp.[a]	22,449	629,245

Security	Shares	Value

PolyOne Corp.	26,163	$1,102,509
PPG Industries Inc.	36,493	7,669,004
Praxair Inc.	77,318	10,270,923
Quaker Chemical Corp.	3,324	255,250
Rayonier Advanced Materials Inc.	11,058	428,510
Rockwood Holdings Inc.	19,449	1,477,930
RPM International Inc.	34,717	1,603,231
Scotts Miracle-Gro Co. (The) Class A	12,085	687,153
Senomyx Inc.[a]	11,223	97,079
Sensient Technologies Corp.	13,155	732,997
Sherwin-Williams Co. (The)	22,727	4,702,444
Sigma-Aldrich Corp.	31,367	3,183,123
Stepan Co.	4,955	261,921
Taminco Corp.[a,b]	7,410	172,357
Trecora Resources[a,b]	5,227	61,888
Tredegar Corp.	6,278	146,968
Tronox Ltd. Class A	16,221	436,345
Valspar Corp. (The)	22,332	1,701,475
W.R. Grace & Co.[a]	20,555	1,943,064
Westlake Chemical Corp.	10,463	876,381
Zep Inc.	5,918	104,512

		151,029,285
COMMERCIAL BANKS — 5.62%
1st Source Corp.	3,900	119,418
1st United Bancorp Inc.	8,019	69,124
American National Bankshares Inc.	2,057	44,699
Ameris Bancorp[a]	6,504	140,226
Ames National Corp.	2,118	49,011
Arrow Financial Corp.	2,769	71,828
Associated Banc-Corp.	44,126	797,798
BancFirst Corp.	1,732	107,211
Banco Latinoamericano de Comercio Exterior SA Class E	7,466	221,516
Bancorp Inc. (The)[a]	7,608	90,611
BancorpSouth Inc.	24,871	611,080
Bank of America Corp.	2,775,532	42,659,927
Bank of Hawaii Corp.	11,960	701,932
Bank of Kentucky Financial Corp. (The)	1,683	58,552
Bank of Marin Bancorp	1,319	60,133
Bank of the Ozarks Inc.[b]	20,947	700,677
BankUnited Inc.	26,753	895,690
Banner Corp.	5,062	200,607
BB&T Corp.	189,576	7,474,982
BBCN Bancorp Inc.	20,578	328,219
BNC Bancorp	4,827	82,397
BOK Financial Corp.	6,813	453,746
Boston Private Financial Holdings Inc.	20,699	278,195
Bridge Bancorp Inc.	2,229	53,474
Bridge Capital Holdings[a,b]	2,307	55,852
Bryn Mawr Bank Corp.	2,992	87,127
Camden National Corp.	2,065	80,039
Capital Bank Financial Corp.[a]	6,267	147,964
Capital City Bank Group Inc.[b]	2,952	42,893
Cardinal Financial Corp.	7,794	143,877
Cascade Bancorp[a]	8,266	43,066
Cathay General Bancorp	20,752	530,421
CenterState Banks Inc.	7,779	87,125
Central Pacific Financial Corp.	5,717	113,482
Century Bancorp Inc. Class A	904	31,947
Chemical Financial Corp.	7,201	202,204
CIT Group Inc.	51,058	2,336,414
Citigroup Inc.	801,801	37,764,827

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Citizens & Northern Corp.	3,120	$60,809
City Holding Co.	3,878	174,975
City National Corp.	12,418	940,788
CNB Financial Corp.	3,334	56,011
CoBiz Financial Inc.	9,130	98,330
Columbia Banking System Inc.	14,014	368,708
Comerica Inc.	47,952	2,405,272
Commerce Bancshares Inc.	21,258	988,497
Community Bank System Inc.	10,483	379,485
Community Trust Bancorp Inc.	4,104	140,439
CommunityOne Bancorp.[a]	2,699	26,180
ConnectOne Bancorp Inc.	3,099	59,594
ConnectOne Bancorp Inc. New[a]	1,609	80,273
CU Bancorp[a,b]	2,515	47,961
Cullen/Frost Bankers Inc.	13,694	1,087,578
Customers Bancorp Inc.[a]	5,746	114,981
CVB Financial Corp.	27,791	445,490
Eagle Bancorp Inc.[a,b]	5,675	191,531
East West Bancorp Inc.	37,022	1,295,400
Enterprise Bancorp Inc.	1,572	32,430
Enterprise Financial Services Corp.	4,749	85,767
F.N.B. Corp.	42,681	547,170
Fidelity Southern Corp.	2,707	35,164
Fifth Third Bancorp	224,487	4,792,797
Financial Institutions Inc.	3,627	84,944
First Bancorp (North Carolina)	3,908	71,712
First Bancorp (Puerto Rico)[a]	29,605	161,051
First Bancorp Inc. (Maine)	2,224	38,831
First Busey Corp.	19,596	113,853
First Business Financial Services Inc.	1,041	48,958
First Citizens BancShares Inc. Class A	1,986	486,570
First Commonwealth Financial Corp.	27,722	255,597
First Community Bancshares Inc.	4,729	67,767
First Connecticut Bancorp Inc.	4,662	74,825
First Financial Bancorp	15,510	266,927
First Financial Bankshares Inc.	16,534	518,672
First Financial Corp.	2,990	96,248
First Horizon National Corp.	63,403	751,960
First Interstate BancSystem Inc.	4,268	116,004
First Merchants Corp.	11,034	233,259
First Midwest Bancorp Inc.	19,863	338,267
First NBC Bank Holding Co.[a]	3,863	129,449
First Niagara Financial Group Inc.	92,864	811,631
First of Long Island Corp. (The)	2,075	81,091
First Republic Bank	36,275	1,994,762
FirstMerit Corp.	43,341	855,985
Flushing Financial Corp.	8,083	166,106
Fulton Financial Corp.	50,527	626,030
German American Bancorp Inc.	3,344	90,556
Glacier Bancorp Inc.	18,877	535,729
Great Southern Bancorp Inc.	2,774	88,907
Guaranty Bancorp[b]	4,034	56,073
Hampton Roads Bankshares Inc.[a,b]	8,870	15,345
Hancock Holding Co.	22,354	789,543
Hanmi Financial Corp.	8,168	172,181
Heartland Financial USA Inc.	3,851	95,235
Heritage Commerce Corp.	5,323	43,489
Heritage Financial Corp.	7,750	124,698
Heritage Oaks Bancorp[a,b]	5,272	40,225
Home Bancshares Inc.	14,212	466,438
HomeTrust Bancshares Inc.[a]	5,820	91,781
Horizon Bancorp	1,753	38,286
Hudson Valley Holding Corp.	4,023	72,615

Security	Shares	Value

Huntington Bancshares Inc.	220,589	$2,104,419
IBERIABANK Corp.	7,838	542,311
Independent Bank Corp. (Massachusetts)	6,060	232,583
Independent Bank Group Inc.	2,367	131,771
International Bancshares Corp.	14,067	379,809
Investors Bancorp Inc.	94,309	1,042,114
J.P. Morgan Chase & Co.	998,947	57,559,326
KeyCorp	233,141	3,340,911
Lakeland Bancorp Inc.	8,671	93,647
Lakeland Financial Corp.	4,269	162,905
M&T Bank Corp.	34,467	4,275,631
Macatawa Bank Corp.	6,211	31,490
MainSource Financial Group Inc.	5,568	96,048
MB Financial Inc.	14,469	391,386
Mercantile Bank Corp.	5,085	116,345
Merchants Bancshares Inc.	1,315	42,054
Metro Bancorp Inc.[a]	3,881	89,729
MidSouth Bancorp Inc.	2,188	43,519
MidWestOne Financial Group Inc.	1,825	43,782
National Bank Holdings Corp. Class A	10,852	216,389
National Bankshares Inc.	1,818	56,158
National Penn Bancshares Inc.	30,064	318,077
NBT Bancorp Inc.	11,444	274,885
NewBridge Bancorp[a,b]	6,665	53,720
Northrim BanCorp Inc.	1,753	44,824
OFG Bancorp	11,983	220,607
Old Line Bancshares Inc.	2,212	34,861
Old National Bancorp	27,166	387,930
OmniAmerican Bancorp Inc.	3,028	75,700
Opus Bank[a]	1,353	39,318
Pacific Continental Corp.	4,786	65,712
Pacific Premier Bancorp Inc.[a]	4,049	57,050
PacWest Bancorp	24,271	1,047,779
Palmetto Bancshares Inc.[a,b]	1,155	16,620
Park National Corp.	2,980	230,056
Park Sterling Corp.	11,528	75,970
Peapack-Gladstone Financial Corp.	2,912	61,764
Penns Woods Bancorp Inc.	990	46,629
Peoples Bancorp Inc.	2,759	72,976
Peoples Financial Services Corp.	1,992	102,369
Pinnacle Financial Partners Inc.	9,162	361,716
PNC Financial Services Group Inc. (The)[c]	140,908	12,547,857
Popular Inc.[a]	27,162	928,397
Preferred Bank[a]	3,088	73,000
PrivateBancorp Inc.	18,816	546,793
Prosperity Bancshares Inc.	18,363	1,149,524
Regions Financial Corp.	363,979	3,865,457
Renasant Corp.	8,099	235,438
Republic Bancorp Inc. Class A	2,630	62,384
Republic First Bancorp Inc.[a]	8,164	41,147
S&T Bancorp Inc.	7,665	190,475
Sandy Spring Bancorp Inc.	6,500	161,915
Seacoast Banking Corp. of Florida[a]	3,750	40,763
ServisFirst Bancshares Inc.[a]	165	14,261
Sierra Bancorp	3,056	48,285
Signature Bank[a]	12,463	1,572,581
Simmons First National Corp. Class A	4,532	178,515
South State Corp.	6,347	387,167
Southside Bancshares Inc.[b]	4,978	144,163
Southwest Bancorp Inc.	5,009	85,454
Square 1 Financial Inc.[a]	1,578	29,998
State Bank Financial Corp.	8,468	143,194
Sterling Bancorp	20,602	247,224

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Stock Yards Bancorp Inc.	3,096	$92,570
Stonegate Bank	2,627	66,200
Suffolk Bancorp[a]	2,574	57,426
Sun Bancorp Inc. (New Jersey)[a]	10,058	40,333
SunTrust Banks Inc.	140,640	5,634,038
Susquehanna Bancshares Inc.	49,450	522,192
SVB Financial Group[a]	13,419	1,564,924
Synovus Financial Corp.	36,748	895,916
Talmer Bancorp Inc. Class Aa	5,667	78,148
Taylor Capital Group Inc.[a]	4,249	90,844
TCF Financial Corp.	42,666	698,442
Texas Capital Bancshares Inc.[a]	11,904	642,221
Tompkins Financial Corp.	3,814	183,759
TowneBank	7,011	110,143
TriCo Bancshares	4,182	96,771
Tristate Capital Holdings Inc.[a]	5,958	84,187
Trustmark Corp.	17,063	421,285
U.S. Bancorp	453,406	19,641,548
UMB Financial Corp.	10,358	656,594
Umpqua Holdings Corp.	44,390	795,469
Union Bankshares Corp.	11,546	296,155
United Bankshares Inc.	17,540	567,068
United Community Banks Inc.	14,176	232,061
Univest Corp. of Pennsylvania	4,614	95,510
Valley National Bancorp	51,982	515,142
VantageSouth Bancshares Inc.[a]	793	4,718
ViewPoint Financial Group	10,536	283,524
Washington Trust Bancorp Inc.	3,848	141,491
Webster Financial Corp.	23,728	748,381
Wells Fargo & Co.	1,260,490	66,251,354
WesBanco Inc.	6,837	212,220
West Bancorporation Inc.	4,009	61,057
Westamerica Bancorp	7,269	380,023
Western Alliance Bancorp[a]	19,544	465,147
Wilshire Bancorp Inc.	15,954	163,848
Wintrust Financial Corp.	12,836	590,456
Yadkin Financial Corp.[a,b]	3,797	71,535
Zions Bancorp	48,594	1,432,065

		325,665,168
COMMERCIAL SERVICES & SUPPLIES — 0.68%
ABM Industries Inc.	14,104	380,526
ACCO Brands Corp.[a]	29,738	190,621
ADT Corp. (The)[b]	45,991	1,606,926
ARC Document Solutions Inc.[a]	9,608	56,303
Brady Corp. Class A	12,013	358,828
Brink’s Co. (The)	12,537	353,794
Casella Waste Systems Inc. Class Aa,b	9,822	49,208
CECO Environmental Corp.	3,578	55,781
Cenveo Inc.[a,b]	14,167	52,560
Cintas Corp.	27,399	1,740,932
Civeo Corp.[a]	24,782	620,293
Clean Harbors Inc.[a,b]	15,905	1,021,896
Copart Inc.[a]	29,390	1,056,864
Covanta Holding Corp.	28,638	590,229
Deluxe Corp.	13,478	789,541
EnerNOC Inc.[a,b]	6,610	125,260
Ennis Inc.	6,964	106,271
G&K Services Inc. Class A	4,931	256,757
Healthcare Services Group Inc.	17,699	521,059
Heritage-Crystal Clean Inc.[a,b]	2,027	39,790
Herman Miller Inc.	15,430	466,603

Security	Shares	Value

HNI Corp.	11,972	$468,225
InnerWorkings Inc.[a,b]	11,674	99,229
Interface Inc.	18,686	352,044
Iron Mountain Inc.	44,615	1,581,602
KAR Auction Services Inc.	36,816	1,173,326
Kimball International Inc. Class B	8,652	144,661
Knoll Inc.	12,644	219,121
McGrath RentCorp	6,602	242,624
Mobile Mini Inc.	12,277	587,946
MSA Safety Inc.	8,186	470,531
Multi-Color Corp.	3,622	144,916
NL Industries Inc.	1,758	16,332
Performant Financial Corp.[a]	5,878	59,368
Pitney Bowes Inc.	53,004	1,463,970
Quad Graphics Inc.	6,757	151,154
Quest Resource Holding Corp.	3,362	17,516
R.R. Donnelley & Sons Co.	50,844	862,314
Republic Services Inc.	71,092	2,699,363
Rollins Inc.	16,855	505,650
Schawk Inc.	3,033	61,752
SP Plus Corp.[a,b]	4,077	87,207
Steelcase Inc. Class A	22,218	336,158
Stericycle Inc.[a]	22,354	2,647,161
Team Inc.[a]	5,224	214,288
Tetra Tech Inc.	16,717	459,718
Tyco International Ltd.	121,750	5,551,800
UniFirst Corp.	3,838	406,828
United Stationers Inc.	10,726	444,807
US Ecology Inc.	5,688	278,428
Viad Corp.	5,226	124,588
Waste Connections Inc.	32,578	1,581,662
Waste Management Inc.	122,829	5,494,141
West Corp.	10,064	269,715

		39,658,187
COMMUNICATIONS EQUIPMENT — 1.62%
ADTRAN Inc.	15,604	352,026
Alliance Fiber Optic Products Inc.	3,055	55,296
Applied Optoelectronics Inc.[a,b]	2,753	63,870
ARRIS Group Inc.[a]	33,120	1,077,394
Aruba Networks Inc.[a]	29,475	516,402
Bel Fuse Inc. Class B	2,905	74,571
Black Box Corp.	4,656	109,137
Brocade Communications Systems Inc.	116,692	1,073,566
CalAmp Corp.[a]	8,975	194,399
Calix Inc.[a,b]	10,519	86,045
Ciena Corp.[a,b]	28,980	627,707
Cisco Systems Inc.	1,352,097	33,599,610
Clearfield Inc.[a]	3,009	50,521
CommScope Holding Co. Inc.[a]	16,330	377,713
Comtech Telecommunications Corp.	4,752	177,392
Digi International Inc.[a]	6,902	65,017
EchoStar Corp. Class Aa	11,438	605,528
Emulex Corp.[a]	23,024	131,237
Extreme Networks Inc.[a,b]	24,723	109,770
F5 Networks Inc.[a]	19,983	2,226,906
Finisar Corp.[a,b]	23,989	473,783
Harmonic Inc.[a]	26,751	199,562
Harris Corp.	28,796	2,181,297
Infinera Corp.[a,b]	36,333	334,264
InterDigital Inc.	10,823	517,339
Ixiaa	14,845	169,678

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

JDS Uniphase Corp.[a]	60,975	$760,358
Juniper Networks Inc.[a]	125,153	3,071,255
KVH Industries Inc.[a]	3,858	50,270
Motorola Solutions Inc.	59,260	3,944,938
NETGEAR Inc.[a]	9,984	347,144
Numerex Corp. Class Aa	2,835	32,574
Oclaro Inc.[a]	24,708	54,358
Oplink Communications Inc.[a,b]	5,038	85,495
Palo Alto Networks Inc.[a,b]	13,684	1,147,403
ParkerVision Inc.[a,b]	20,034	29,650
Plantronics Inc.	11,137	535,133
Polycom Inc.[a]	36,689	459,713
Procera Networks Inc.[a]	5,019	50,642
QUALCOMM Inc.	445,502	35,283,758
Riverbed Technology Inc.[a]	43,065	888,431
Ruckus Wireless Inc.[a]	16,884	201,088
ShoreTel Inc.[a]	12,633	82,367
Sonus Networks Inc.[a,b]	72,495	260,257
TESSCO Technologies Inc.	1,364	43,280
Ubiquiti Networks Inc.[a,b]	7,786	351,849
ViaSat Inc.[a,b]	10,444	605,334

		93,735,327
COMPUTERS & PERIPHERALS — 3.49%
3D Systems Corp.[a,b]	28,968	1,732,287
Apple Inc.	1,591,487	147,896,887
Cray Inc.[a,b]	9,927	264,058
Diebold Inc.	16,612	667,304
Dot Hill Systems Corp.[a]	15,834	74,420
Eastman Kodak Co.[a]	4,659	114,006
Electronics For Imaging Inc.[a]	12,205	551,666
EMC Corp.	540,370	14,233,346
Fusion-io Inc.[a]	28,274	319,496
Hewlett-Packard Co.	500,203	16,846,837
Immersion Corp.[a,b]	7,295	92,792
Intevac Inc.[a]	6,309	50,535
Lexmark International Inc. Class A	16,588	798,878
NCR Corp.[a]	45,084	1,581,998
NetApp Inc.	87,438	3,193,236
Nimble Storage Inc.[a,b]	2,725	83,712
QLogic Corp.[a]	22,797	230,022
Quantum Corp.[a]	61,842	75,447
SanDisk Corp.	60,214	6,288,148
Silicon Graphics International Corp.[a,b]	8,607	82,799
Stratasys Ltd.[a]	13,010	1,478,326
Super Micro Computer Inc.[a]	10,464	264,425
Violin Memory Inc.[a]	21,159	93,734
Western Digital Corp.	58,728	5,420,595

		202,434,954
CONSTRUCTION & ENGINEERING — 0.28%
AECOM Technology Corp.[a]	27,394	882,087
Aegion Corp.[a]	10,454	243,265
Ameresco Inc. Class Aa	5,267	37,027
Argan Inc.	3,194	119,104
Chicago Bridge & Iron Co. NV	26,464	1,804,845
Comfort Systems USA Inc.	9,770	154,366
Dycom Industries Inc.[a]	8,850	277,093
EMCOR Group Inc.	17,653	786,088
Fluor Corp.	42,004	3,230,108
Foster Wheeler AG	26,319	896,688

Security	Shares	Value

Furmanite Corp.[a,b]	9,592	$111,651
Granite Construction Inc.	10,193	366,744
Great Lakes Dredge & Dock Corp.[a]	15,748	125,827
Jacobs Engineering Group Inc.[a]	35,277	1,879,559
KBR Inc.	39,238	935,826
Layne Christensen Co.[a,b]	5,208	69,266
MasTec Inc.[a,b]	15,636	481,901
MYR Group Inc.[a]	5,502	139,366
Northwest Pipe Co.[a]	2,612	105,342
Orion Marine Group Inc.[a,b]	6,967	75,453
Pike Corp.[a]	6,829	61,188
Primoris Services Corp.	9,537	275,047
Quanta Services Inc.[a]	56,626	1,958,127
Sterling Construction Co. Inc.[a]	4,209	39,480
Tutor Perini Corp.[a]	9,488	301,149
URS Corp.	18,203	834,608

		16,191,205
CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	12,867	1,213,101
Headwaters Inc.[a]	19,264	267,577
Martin Marietta Materials Inc.	12,150	1,604,407
Texas Industries Inc.[a,b]	5,596	516,846
United States Lime & Minerals Inc.	387	25,078
US Concrete Inc.[a,b]	3,575	88,481
Vulcan Materials Co.	34,229	2,182,099

		5,897,589
CONSUMER FINANCE — 0.88%
Ally Financial Inc.[a]	71,359	1,706,194
American Express Co.	239,432	22,714,914
Capital One Financial Corp.	150,864	12,461,366
Cash America International Inc.	7,748	344,244
Consumer Portfolio Services Inc.[a]	4,507	34,343
Credit Acceptance Corp.[a]	1,821	224,165
Discover Financial Services	123,070	7,627,879
Encore Capital Group Inc.[a,b]	6,202	281,695
EZCORP Inc. Class A NVS[a]	12,664	146,269
First Cash Financial Services Inc.[a,b]	7,583	436,705
Green Dot Corp. Class Aa	9,318	176,856
JGWPT Holdings Inc. Class Aa,b	3,811	42,912
Navient Corp.	111,579	1,976,064
Nelnet Inc. Class A	6,231	258,150
Nicholas Financial Inc.	2,795	40,136
Portfolio Recovery Associates Inc.[a,b]	13,105	780,141
Regional Management Corp.[a]	1,243	19,229
Santander Consumer USA Holdings Inc.	22,752	442,299
SLM Corp.	116,864	971,140
Springleaf Holdings Inc.[a,b]	6,380	165,561
World Acceptance Corp.[a,b]	2,411	183,139

		51,033,401
CONTAINERS & PACKAGING — 0.36%
AEP Industries Inc.[a]	1,096	38,218
AptarGroup Inc.	17,619	1,180,649
Avery Dennison Corp.	25,129	1,287,861
Ball Corp.	37,184	2,330,693
Bemis Co. Inc.	27,304	1,110,181
Berry Plastics Group Inc.[a]	23,633	609,731
Crown Holdings Inc.[a]	36,583	1,820,370

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Graphic Packaging Holding Co.[a]	86,071	$1,007,031
Greif Inc. Class A	8,201	447,447
MeadWestvaco Corp.	44,307	1,961,028
Myers Industries Inc.	7,020	141,032
Owens-Illinois Inc.[a,b]	43,072	1,492,014
Packaging Corp. of America	25,866	1,849,160
Rock-Tenn Co. Class A	18,909	1,996,601
Sealed Air Corp.	56,916	1,944,820
Silgan Holdings Inc.	11,609	589,969
Sonoco Products Co.	26,611	1,169,021
UFP Technologies Inc.[a,b]	1,390	33,485

		21,009,311
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	6,044	275,788
Genuine Parts Co.	40,543	3,559,675
LKQ Corp.[a]	80,045	2,136,401
Pool Corp.	12,547	709,658
VOXX International Corp.[a]	4,701	44,237
Weyco Group Inc.	1,740	47,693

		6,773,452
DIVERSIFIED CONSUMER SERVICES — 0.18%
2U Inc.[a]	2,708	45,521
American Public Education Inc.[a]	4,833	166,158
Apollo Education Group Inc.[a]	25,423	794,469
Ascent Media Corp. Class Aa	3,764	248,462
Bridgepoint Education Inc.[a]	4,631	61,500
Bright Horizons Family Solutions Inc.[a]	8,040	345,238
Capella Education Co.	2,911	158,329
Career Education Corp.[a]	13,462	63,002
Carriage Services Inc.	4,166	71,364
Collectors Universe Inc.	1,821	35,673
DeVry Education Group Inc.	16,427	695,519
Education Management Corp.[a,b]	6,989	11,811
Graham Holdings Co. Class B	1,210	868,913
Grand Canyon Education Inc.[a]	11,930	548,422
H&R Block Inc.	71,527	2,397,585
Houghton Mifflin Harcourt Co.[a,b]	28,636	548,666
ITT Educational Services Inc.[a,b]	6,287	104,930
JTH Holding Inc. Class Aa	1,186	39,506
K12 Inc.[a,b]	9,356	225,199
LifeLock Inc.[a,b]	21,057	293,956
Matthews International Corp. Class A	7,491	311,401
Regis Corp.	12,524	176,338
Service Corp. International	55,711	1,154,332
Sotheby’s	16,082	675,283
Steiner Leisure Ltd.[a]	4,020	174,026
Strayer Education Inc.[a]	3,098	162,676
Universal Technical Institute Inc.	5,658	68,688
Weight Watchers International Inc.[b]	6,992	141,029

		10,587,996
DIVERSIFIED FINANCIAL SERVICES — 1.59%
Berkshire Hathaway Inc. Class Ba	483,051	61,134,935
CBOE Holdings Inc.	22,804	1,122,185
CME Group Inc.	84,414	5,989,173
GAIN Capital Holdings Inc.[b]	3,955	31,126
Interactive Brokers Group Inc. Class A	14,919	347,463
Intercontinental Exchange Inc.	30,424	5,747,094

Security	Shares	Value

Leucadia National Corp.	97,182	$2,548,112
MarketAxess Holdings Inc.	9,654	521,895
Marlin Business Services Corp.	2,194	39,909
McGraw Hill Financial Inc.	71,845	5,965,290
Moody’s Corp.	49,902	4,374,409
MSCI Inc. Class Aa	30,803	1,412,318
NASDAQ OMX Group Inc. (The)	30,926	1,194,362
NewStar Financial Inc.[a,b]	6,872	96,620
PHH Corp.[a,b]	14,881	341,965
PICO Holdings Inc.[a]	6,009	142,774
Resource America Inc. Class A	3,166	29,602
Tiptree Financial Inc.	2,068	17,992
Voya Financial Inc.	37,888	1,376,850

		92,434,074
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
8x8 Inc.[a]	25,141	203,139
AT&T Inc.	1,369,997	48,443,094
Atlantic Tele-Network Inc.	2,307	133,806
Cbeyond Inc.[a]	7,140	71,043
CenturyLink Inc.	151,172	5,472,426
Cincinnati Bell Inc.[a]	51,735	203,319
Cogent Communications Holdings Inc.	12,412	428,835
Consolidated Communications Holdings Inc.	10,571	235,099
Enventis Corp.	3,528	55,883
Fairpoint Communications Inc.[a,b]	5,620	78,511
Frontier Communications Corp.	263,627	1,539,582
General Communication Inc. Class Aa	9,686	107,321
Globalstar Inc.[a]	72,465	307,976
Hawaiian Telcom Holdco Inc.[a,b]	2,747	78,592
IDT Corp. Class B	3,977	69,279
inContact Inc.[a]	14,617	134,330
Inteliquent Inc.	7,824	108,519
Intelsat SAa,b	5,889	110,949
Iridium Communications Inc.[a,b]	25,766	217,980
Level 3 Communications Inc.[a]	47,482	2,084,935
Lumos Networks Corp.	3,880	56,144
magicJack VocalTec Ltd.[a,b]	3,979	60,162
ORBCOMM Inc.[a]	9,945	65,538
Premiere Global Services Inc.[a]	13,116	175,099
tw telecom Inc.[a]	37,248	1,501,467
Verizon Communications Inc.	1,093,026	53,481,762
Vonage Holdings Corp.[a]	52,900	198,375
Windstream Holdings Inc.[b]	161,542	1,608,958

		117,232,123
ELECTRIC UTILITIES — 1.65%
ALLETE Inc.	11,443	587,598
American Electric Power Co. Inc.	129,144	7,202,361
Cleco Corp.	16,060	946,737
Duke Energy Corp.	187,353	13,899,719
Edison International	86,812	5,044,645
El Paso Electric Co.	10,584	425,583
Empire District Electric Co. (The)	11,095	284,920
Entergy Corp.	47,576	3,905,514
Exelon Corp.	226,572	8,265,347
FirstEnergy Corp.	112,074	3,891,209
Great Plains Energy Inc.	40,425	1,086,220
Hawaiian Electric Industries Inc.[b]	25,577	647,610
IDACORP Inc.	13,133	759,481
ITC Holdings Corp.	42,670	1,556,602

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

MGE Energy Inc.	9,126	$360,568
NextEra Energy Inc.	115,085	11,793,911
Northeast Utilities	83,990	3,970,207
NRG Yield Inc. Class A	5,906	307,407
OGE Energy Corp.	52,426	2,048,808
Otter Tail Corp.	9,644	292,117
Pepco Holdings Inc.	65,989	1,813,378
Pinnacle West Capital Corp.	29,173	1,687,366
PNM Resources Inc.	21,038	617,044
Portland General Electric Co.	19,957	691,909
PPL Corp.	168,225	5,977,034
Southern Co. (The)	235,242	10,675,282
UIL Holdings Corp.	15,352	594,276
Unitil Corp.	3,681	124,528
UNS Energy Corp.	10,647	643,185
Westar Energy Inc.	33,764	1,289,447
Xcel Energy Inc.	133,094	4,289,620

		95,679,633
ELECTRICAL EQUIPMENT — 0.72%
Acuity Brands Inc.	11,685	1,615,451
AMETEK Inc.	65,308	3,414,302
AZZ Inc.	6,667	307,215
Babcock & Wilcox Co. (The)	29,512	957,960
Capstone Turbine Corp.[a,b]	78,840	119,048
Eaton Corp. PLC	125,976	9,722,828
Emerson Electric Co.	185,220	12,291,199
Encore Wire Corp.	5,479	268,690
EnerSys	12,653	870,400
Enphase Energy Inc.[a,b]	2,105	17,998
Franklin Electric Co. Inc.	12,442	501,786
FuelCell Energy Inc.[a,b]	62,274	149,458
Generac Holdings Inc.[a,b]	18,115	882,925
General Cable Corp.	13,056	335,017
Global Power Equipment Group Inc.	4,603	74,384
GrafTech International Ltd.[a,b]	31,102	325,327
Hubbell Inc. Class B	15,653	1,927,667
LSI Industries Inc.	5,018	40,044
Plug Power Inc.[a]	44,099	206,383
Polypore International Inc.[a,b]	12,199	582,258
Powell Industries Inc.	2,315	151,355
Power Solutions International Inc.[a]	1,382	99,463
PowerSecure International Inc.[a,b]	4,981	48,515
Preformed Line Products Co.	681	36,658
Regal Beloit Corp.	11,830	929,365
Revolution Lighting Technologies Inc.[a,b]	7,808	17,958
Rockwell Automation Inc.	36,542	4,573,597
Solarcity Corp.[a,b]	11,170	788,602
Thermon Group Holdings Inc.[a,b]	9,400	247,408
Vicor Corp.[a]	5,043	42,260

		41,545,521
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Aeroflex Holding Corp.[a]	5,098	53,529
Agilysys Inc.[a]	3,856	54,292
Amphenol Corp. Class A	41,475	3,995,701
Anixter International Inc.	7,086	709,096
Arrow Electronics Inc.[a]	26,298	1,588,662
Audience Inc.[a,b]	1,661	19,866
Avnet Inc.	36,080	1,598,705
AVX Corp.	12,729	169,041

Security	Shares	Value

Badger Meter Inc.	3,837	$202,018
Belden Inc.	11,456	895,401
Benchmark Electronics Inc.[a]	15,095	384,621
CDW Corp.	22,851	728,490
Checkpoint Systems Inc.[a,b]	10,703	149,735
Cognex Corp.[a]	22,491	863,654
Coherent Inc.[a]	6,179	408,864
Control4 Corp.[a,b]	3,078	60,206
Corning Inc.	346,804	7,612,348
CTS Corp.	8,867	165,813
CUI Global Inc.[a]	5,445	45,738
Daktronics Inc.	9,591	114,325
Dolby Laboratories Inc. Class Aa	13,268	573,178
DTS Inc.[a]	4,821	88,755
Electro Rent Corp.	5,048	84,453
Electro Scientific Industries Inc.	6,098	41,527
Fabrinet[a,b]	9,932	204,599
FARO Technologies Inc.[a]	4,531	222,563
FEI Co.	10,970	995,308
FLIR Systems Inc.	37,324	1,296,262
GSI Group Inc.[a]	7,725	98,339
II-VI Inc.[a]	13,874	200,618
Ingram Micro Inc. Class Aa	40,184	1,173,775
Insight Enterprises Inc.[a]	11,678	358,982
InvenSense Inc.[a,b]	18,641	422,964
IPG Photonics Corp.[a,b]	8,465	582,392
Itron Inc.[a,b]	10,567	428,492
Jabil Circuit Inc.	53,283	1,113,615
Kemet Corp.[a]	11,799	67,844
Knowles Corp.[a]	22,513	692,050
Littelfuse Inc.	5,726	532,232
Maxwell Technologies Inc.[a,b]	7,869	119,058
Measurement Specialties Inc.[a]	3,969	341,612
Mercury Systems Inc.[a]	8,066	91,468
Mesa Laboratories Inc.	733	61,543
Methode Electronics Inc.	9,942	379,884
MTS Systems Corp.	4,195	284,253
Multi-Fineline Electronix Inc.[a]	2,282	25,193
National Instruments Corp.	26,621	862,254
Newport Corp.[a]	10,109	187,016
OSI Systems Inc.[a]	5,186	346,165
Park Electrochemical Corp.	5,546	156,453
PC Connection Inc.	2,342	48,433
Plexus Corp.[a]	9,156	396,363
RealD Inc.[a,b]	11,630	148,399
Rofin-Sinar Technologies Inc.[a,b]	7,535	181,141
Rogers Corp.[a]	5,540	367,579
Sanmina Corp.[a]	21,612	492,321
ScanSource Inc.[a]	7,213	274,671
Speed Commerce Inc.[a,b]	10,559	39,491
SYNNEX Corp.[a]	7,756	565,025
Tech Data Corp.[a]	9,931	620,886
Trimble Navigation Ltd.[a]	68,754	2,540,460
TTM Technologies Inc.[a]	14,074	115,407
Universal Display Corp.[a]	10,522	337,756
Viasystems Group Inc.[a]	1,021	11,119
Vishay Intertechnology Inc.	34,757	538,386
Vishay Precision Group Inc.[a]	3,146	51,783
Zebra Technologies Corp. Class Aa	13,680	1,126,138

		39,708,310

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.96%
Atwood Oceanics Inc.[a]	16,918	$887,857
Baker Hughes Inc.	115,073	8,567,185
Basic Energy Services Inc.[a]	8,105	236,828
Bristow Group Inc.	9,481	764,358
C&J Energy Services Inc.[a]	11,760	397,253
Cameron International Corp.[a]	53,894	3,649,163
CARBO Ceramics Inc.	5,158	794,951
CHC Group Ltd.[a]	10,931	92,258
Dawson Geophysical Co.	2,035	58,303
Diamond Offshore Drilling Inc.	17,917	889,221
Dresser-Rand Group Inc.[a]	19,947	1,271,222
Dril-Quip Inc.[a]	10,662	1,164,717
ERA Group Inc.[a]	5,613	160,981
Exterran Holdings Inc.	15,107	679,664
FMC Technologies Inc.[a]	62,075	3,790,920
Forum Energy Technologies Inc.[a,b]	15,658	570,421
Frank’s International NV	9,041	222,408
Geospace Technologies Corp.[a,b]	3,326	183,196
Glori Energy Inc.[a]	3,216	34,926
Gulf Island Fabrication Inc.	3,833	82,486
GulfMark Offshore Inc. Class A	7,045	318,293
Halliburton Co.	222,905	15,828,484
Helix Energy Solutions Group Inc.[a]	27,890	733,786
Helmerich & Payne Inc.	25,506	2,961,502
Hercules Offshore Inc.[a,b]	41,726	167,738
Hornbeck Offshore Services Inc.[a,b]	9,238	433,447
ION Geophysical Corp.[a]	35,144	148,308
Key Energy Services Inc.[a]	39,728	363,114
Matrix Service Co.[a]	6,788	222,578
McDermott International Inc.[a,b]	62,100	502,389
Mitcham Industries Inc.[a]	3,267	45,673
Nabors Industries Ltd.	79,517	2,335,414
National Oilwell Varco Inc.	113,094	9,313,291
Natural Gas Services Group Inc.[a]	3,125	103,312
Newpark Resources Inc.[a]	23,719	295,539
North Atlantic Drilling Ltd.	18,786	199,507
Nuverra Environmental Solutions Inc.[a,b]	3,544	71,270
Oceaneering International Inc.	28,423	2,220,689
Oil States International Inc.[a]	12,391	794,139
Parker Drilling Co.[a]	31,523	205,530
Patterson-UTI Energy Inc.	38,121	1,331,948
PHI Inc.[a]	3,575	159,338
Pioneer Energy Services Corp.[a]	16,109	282,552
Profire Energy Inc.	3,519	15,871
RigNet Inc.[a]	3,213	172,924
Rowan Companies PLC Class A	32,739	1,045,356
RPC Inc.	16,113	378,494
Schlumberger Ltd.	343,269	40,488,578
SEACOR Holdings Inc.[a]	5,233	430,414
Seadrill Ltd.[b]	93,226	3,724,379
Superior Energy Services Inc.	41,607	1,503,677
Tesco Corp.	8,017	171,083
TETRA Technologies Inc.[a]	20,705	243,905
Tidewater Inc.	12,997	729,781
Unit Corp.[a]	12,795	880,680
Vantage Drilling Co.[a,b]	50,538	97,033
Willbros Group Inc.[a]	10,060	124,241

		113,542,575

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.93%
Andersons Inc. (The)	7,335	$378,339
Casey’s General Stores Inc.	10,037	705,501
Chefs’ Warehouse Inc. (The)[a,b]	5,940	117,434
Costco Wholesale Corp.	115,847	13,340,940
CVS Caremark Corp.	308,610	23,259,936
Fairway Group Holdings Corp.[a,b]	4,111	27,338
Fresh Market Inc. (The)[a,b]	10,803	361,576
Ingles Markets Inc. Class A	3,213	84,663
Kroger Co. (The)	134,493	6,647,989
Liberator Medical Holdings Inc.	8,313	31,174
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,970	42,178
Pantry Inc. (The)[a]	6,167	99,905
PriceSmart Inc.	4,811	418,749
Rite Aid Corp.[a]	257,097	1,843,385
Roundy’s Inc.	5,502	30,316
Safeway Inc.	60,786	2,087,391
SpartanNash Co.	9,655	202,852
Sprouts Farmers Market Inc.[a,b]	25,715	841,395
SUPERVALU Inc.[a]	55,828	458,906
Susser Holdings Corp.[a]	4,762	384,389
Sysco Corp.	154,293	5,778,273
United Natural Foods Inc.[a]	12,907	840,246
Village Super Market Inc. Class A	1,354	31,995
Wal-Mart Stores Inc.	420,519	31,568,361
Walgreen Co.	251,681	18,657,113
Weis Markets Inc.	2,936	134,263
Whole Foods Market Inc.	97,018	3,747,805

		112,122,412
FOOD PRODUCTS — 1.61%
Alico Inc.	934	35,016
Annie’s Inc.[a]	3,632	122,834
Archer-Daniels-Midland Co.	172,742	7,619,650
B&G Foods Inc. Class A	13,821	451,808
Boulder Brands Inc.[a]	15,548	220,471
Bunge Ltd.	39,580	2,993,831
Cal-Maine Foods Inc.	3,865	287,247
Calavo Growers Inc.	3,036	102,708
Campbell Soup Co.	46,160	2,114,590
Chiquita Brands International Inc.[a]	11,850	128,573
ConAgra Foods Inc.	111,643	3,313,564
Darling Ingredients Inc.[a]	44,661	933,415
Dean Foods Co.	26,329	463,127
Diamond Foods Inc.[a]	5,801	163,588
Farmer Bros. Co.[a,b]	1,779	38,444
Flowers Foods Inc.	44,299	933,823
Fresh Del Monte Produce Inc.[b]	10,016	306,990
General Mills Inc.	162,191	8,521,515
Hain Celestial Group Inc.[a]	13,198	1,171,191
Hershey Co. (The)	39,463	3,842,512
Hillshire Brands Co. (The)	30,959	1,928,746
Hormel Foods Corp.	35,507	1,752,270
Ingredion Inc.	20,265	1,520,686
Inventure Foods Inc.[a,b]	3,550	40,009
J&J Snack Foods Corp.	3,908	367,821
J.M. Smucker Co. (The)	27,368	2,916,608
John B. Sanfilippo & Son Inc.	2,089	55,296
Kellogg Co.	67,786	4,453,540
Keurig Green Mountain Inc.	37,328	4,651,442
Kraft Foods Group Inc.	157,359	9,433,672

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Lancaster Colony Corp.	4,871	$463,524
Lifeway Foods Inc.	1,156	16,161
Limoneira Co.	2,049	45,017
McCormick & Co. Inc. NVS	34,670	2,482,025
Mead Johnson Nutrition Co. Class A	53,343	4,969,967
Mondelez International Inc. Class A	446,450	16,790,984
Omega Protein Corp.[a]	4,991	68,277
Pilgrim’s Pride Corp.[a,b]	15,795	432,151
Pinnacle Foods Inc.	14,283	469,911
Post Holdings Inc.[a,b]	11,765	598,956
Sanderson Farms Inc.	6,031	586,213
Seaboard Corp.[a]	73	220,480
Seneca Foods Corp. Class Aa	2,327	71,206
Snyders-Lance Inc.	12,656	334,878
Tootsie Roll Industries Inc.	5,280	155,443
TreeHouse Foods Inc.[a,b]	9,525	762,667
Tyson Foods Inc. Class A	70,825	2,658,770
WhiteWave Foods Co. (The) Class Aa	45,814	1,482,999

		93,494,616
GAS UTILITIES — 0.21%
AGL Resources Inc.	31,268	1,720,678
Atmos Energy Corp.	26,047	1,390,910
Chesapeake Utilities Corp.	2,614	186,457
Laclede Group Inc. (The)	8,589	416,996
National Fuel Gas Co.	22,140	1,733,562
New Jersey Resources Corp.	10,971	627,102
Northwest Natural Gas Co.	7,073	333,492
ONE GAS Inc.	13,552	511,588
Piedmont Natural Gas Co.	19,846	742,439
Questar Corp.	45,994	1,140,651
South Jersey Industries Inc.	8,447	510,283
Southwest Gas Corp.	12,121	639,868
UGI Corp.	30,889	1,559,894
WGL Holdings Inc.	13,611	586,634

		12,100,554
HEALTH CARE EQUIPMENT & SUPPLIES — 2.14%
Abaxis Inc.	5,739	254,295
Abbott Laboratories	396,426	16,213,823
ABIOMED Inc.[a,b]	10,156	255,322
Accuray Inc.[a,b]	18,871	166,065
Alere Inc.[a,b]	21,235	794,614
Align Technology Inc.[a]	21,499	1,204,804
Analogic Corp.	3,186	249,273
AngioDynamics Inc.[a]	6,518	106,439
Anika Therapeutics Inc.[a]	4,383	203,064
Antares Pharma Inc.[a,b]	27,837	74,325
AtriCure Inc.[a,b]	7,490	137,666
Atrion Corp.	398	129,748
Baxter International Inc.	143,215	10,354,444
Becton, Dickinson and Co.	50,995	6,032,708
Boston Scientific Corp.[a,b]	349,111	4,458,147
C.R. Bard Inc.	20,161	2,883,225
Cantel Medical Corp.	8,455	309,622
Cardiovascular Systems Inc.[a,b]	8,125	253,175
CareFusion Corp.[a]	54,982	2,438,452
Cerus Corp.[a,b]	15,898	65,977
CONMED Corp.	7,489	330,639
Cooper Companies Inc. (The)	12,632	1,712,015
Covidien PLC	119,005	10,731,871

Security	Shares	Value

CryoLife Inc.	7,172	$64,189
Cyberonics Inc.[a,b]	7,196	449,462
Cynosure Inc. Class Aa	5,027	106,824
DENTSPLY International Inc.	37,674	1,783,864
Derma Sciences Inc.[a]	3,855	44,564
DexCom Inc.[a,b]	19,763	783,801
Edwards Lifesciences Corp.[a]	28,356	2,434,079
Endologix Inc.[a,b]	16,837	256,091
Exactech Inc.[a,b]	2,164	54,598
GenMark Diagnostics Inc.[a,b]	12,385	167,569
Globus Medical Inc. Class Aa	17,254	412,716
Greatbatch Inc.[a]	6,253	306,772
Haemonetics Corp.[a]	13,410	473,105
HeartWare International Inc.[a,b]	4,250	376,125
Hill-Rom Holdings Inc.	15,581	646,767
Hologic Inc.[a]	63,418	1,607,646
ICU Medical Inc.[a]	3,248	197,511
IDEXX Laboratories Inc.[a]	13,542	1,808,805
Inogen Inc.[a]	1,350	30,456
Insulet Corp.[a]	14,029	556,530
Integra LifeSciences Holdings Corp.[a]	6,512	306,455
Intuitive Surgical Inc.[a]	10,189	4,195,830
Invacare Corp.	8,465	155,502
K2M Group Holdings Inc.[a]	2,329	34,655
LDR Holding Corp.[a]	4,286	107,193
Masimo Corp.[a]	13,091	308,948
Medtronic Inc.	263,678	16,812,109
Meridian Bioscience Inc.	10,817	223,263
Merit Medical Systems Inc.[a,b]	11,039	166,689
Natus Medical Inc.[a,b]	7,811	196,369
Neogen Corp.[a,b]	9,244	374,105
NuVasive Inc.[a]	13,508	480,480
NxStage Medical Inc.[a,b]	15,715	225,825
OraSure Technologies Inc.[a]	14,178	122,073
Orthofix International NVa	4,936	178,930
Oxford Immunotec Global PLC[a]	2,975	50,069
PhotoMedex Inc.[a,b]	3,540	43,365
Quidel Corp.[a,b]	7,608	168,213
ResMed Inc.[b]	37,367	1,891,891
Rockwell Medical Technologies Inc.[a,b]	8,824	105,800
RTI Surgical Inc.[a]	15,126	65,798
Sirona Dental Systems Inc.[a,b]	15,184	1,252,073
Spectranetics Corp. (The)[a,b]	10,632	243,260
St. Jude Medical Inc.	75,515	5,229,414
Staar Surgical Co.[a,b]	9,634	161,851
Steris Corp.	15,151	810,275
Stryker Corp.	88,943	7,499,674
SurModics Inc.[a]	4,103	87,886
Symmetry Medical Inc.[a]	9,820	87,005
Tandem Diabetes Care Inc.[a,b]	2,416	39,284
Teleflex Inc.	10,807	1,141,219
Thoratec Corp.[a]	15,502	540,400
Tornier NVa,b	9,372	219,117
TransEnterix Inc.[a]	7,566	38,133
TriVascular Technologies Inc.[a]	1,961	30,533
Unilife Corp.[a,b]	22,515	66,644
Utah Medical Products Inc.	889	45,730
Varian Medical Systems Inc.[a]	27,437	2,281,112
Vascular Solutions Inc.[a]	4,316	95,772
Veracyte Inc.[a]	1,715	29,361
Volcano Corp.[a,b]	14,004	246,610
West Pharmaceutical Services Inc.	19,265	812,598
Wright Medical Group Inc.[a,b]	13,091	411,057

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Zeltiq Aesthetics Inc.[a,b]	8,308	$126,198
Zimmer Holdings Inc.	44,295	4,600,479

		124,230,434
HEALTH CARE PROVIDERS & SERVICES — 2.21%
Acadia Healthcare Co. Inc.[a,b]	9,273	421,921
Addus HomeCare Corp.[a,b]	1,396	31,382
Aetna Inc.	94,498	7,661,898
Air Methods Corp.[a]	10,069	520,064
Alliance HealthCare Services Inc.[a]	1,280	34,560
Almost Family Inc.[a]	2,103	46,434
Amedisys Inc.[a]	7,867	131,694
AmerisourceBergen Corp.	59,609	4,331,190
AMN Healthcare Services Inc.[a]	10,804	132,889
AmSurg Corp.[a,b]	8,275	377,092
Bio-Reference Laboratories Inc.[a]	6,574	198,666
BioScrip Inc.[a]	15,372	128,202
BioTelemetry Inc.[a]	6,966	49,946
Brookdale Senior Living Inc.[a]	33,019	1,100,853
Capital Senior Living Corp.[a]	7,534	179,611
Cardinal Health Inc.	89,794	6,156,277
Catamaran Corp.[a]	54,326	2,399,036
Centene Corp.[a]	14,354	1,085,306
Chemed Corp.[b]	5,041	472,443
Chindex International Inc.[a]	2,938	69,601
Cigna Corp.	71,203	6,548,540
Community Health Systems Inc.[a]	30,807	1,397,714
CorVel Corp.[a]	3,226	145,751
Cross Country Healthcare Inc.[a]	7,137	46,533
DaVita HealthCare Partners Inc.[a]	46,913	3,392,748
Emeritus Corp.[a]	10,621	336,155
Ensign Group Inc. (The)	4,645	144,367
Envision Healthcare Holdings Inc.[a]	21,344	766,463
ExamWorks Group Inc.[a]	9,602	304,671
Express Scripts Holding Co.[a]	204,181	14,155,869
Five Star Quality Care Inc.[a]	9,498	47,585
Gentiva Health Services Inc.[a]	7,899	118,959
Hanger Inc.[a,b]	8,974	282,232
HCA Holdings Inc.[a]	86,116	4,855,220
Health Net Inc.[a]	20,850	866,109
HealthSouth Corp.	22,912	821,853
Healthways Inc.[a,b]	8,789	154,159
Henry Schein Inc.[a]	22,891	2,716,475
Humana Inc.	40,854	5,217,873
IPC The Hospitalist Co. Inc.[a,b]	4,320	191,030
Kindred Healthcare Inc.	14,028	324,047
Laboratory Corp. of America Holdings[a,b]	22,382	2,291,917
Landauer Inc.	2,547	106,974
LHC Group Inc.[a]	4,062	86,805
LifePoint Hospitals Inc.[a]	12,247	760,539
Magellan Health Inc.[a]	7,145	444,705
McKesson Corp.	60,846	11,330,134
MEDNAX Inc.[a,b]	26,203	1,523,704
Molina Healthcare Inc.[a,b]	7,892	352,220
MWI Veterinary Supply Inc.[a]	3,298	468,283
National Healthcare Corp.	2,821	158,794
National Research Corp. Class Aa	2,036	28,484
Omnicare Inc.	26,137	1,739,940
Owens & Minor Inc.[b]	16,811	571,238
Patterson Companies Inc.	22,962	907,229
PharMerica Corp.[a]	7,876	225,175
Premier Inc.[a,b]	8,545	247,805

Security	Shares	Value

Providence Service Corp. (The)[a]	3,293	$120,491
Quest Diagnostics Inc.	38,765	2,275,118
RadNet Inc.[a]	8,630	57,217
Select Medical Holdings Corp.	20,615	321,594
Skilled Healthcare Group Inc. Class Aa	4,992	31,400
Surgical Care Affiliates Inc.[a,b]	2,965	86,222
Team Health Holdings Inc.[a]	18,034	900,618
Tenet Healthcare Corp.[a]	25,775	1,209,878
Triple-S Management Corp. Class Ba	6,475	116,097
U.S. Physical Therapy Inc.	3,150	107,698
UnitedHealth Group Inc.	258,627	21,142,757
Universal American Corp.	9,906	82,517
Universal Health Services Inc. Class B	23,453	2,245,859
VCA Inc.[a]	22,987	806,614
WellCare Health Plans Inc.[a]	11,406	851,572
WellPoint Inc.	73,817	7,943,447

		127,906,463
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	45,938	737,305
athenahealth Inc.[a,b]	10,140	1,268,818
Castlight Health Inc.[a]	3,417	51,938
Cerner Corp.[a]	79,268	4,088,644
Computer Programs and Systems Inc.	2,927	186,157
HealthStream Inc.[a,b]	5,118	124,367
HMS Holdings Corp.[a]	22,717	463,654
IMS Health Holdings Inc.[a]	19,730	506,666
MedAssets Inc.[a]	15,433	352,490
Medidata Solutions Inc.[a]	13,858	593,261
Merge Healthcare Inc.[a]	14,872	33,760
Omnicell Inc.[a]	8,806	252,820
Quality Systems Inc.	14,204	227,974
Veeva Systems Inc.[a,b]	9,880	251,446
Vocera Communications Inc.[a,b]	5,578	73,630

		9,212,930
HOTELS, RESTAURANTS & LEISURE — 1.97%
Aramark	11,061	286,259
Bally Technologies Inc.[a]	10,130	665,744
Belmond Ltd.[a]	25,534	371,264
Biglari Holdings Inc.[a]	361	152,692
BJ’s Restaurants Inc.[a]	6,530	227,962
Bloomin’ Brands Inc.[a]	20,259	454,409
Bob Evans Farms Inc.	6,516	326,126
Boyd Gaming Corp.[a,b]	20,713	251,249
Bravo Brio Restaurant Group Inc.[a]	5,145	80,313
Brinker International Inc.	17,094	831,623
Buffalo Wild Wings Inc.[a,b]	4,894	810,985
Burger King Worldwide Inc.	28,650	779,853
Caesars Acquisition Co.[a]	12,064	149,232
Caesars Entertainment Corp.[a,b]	13,687	247,461
Carnival Corp.	111,858	4,211,454
Carrols Restaurant Group Inc.[a]	13,896	98,940
Cheesecake Factory Inc. (The)	14,154	657,029
Chipotle Mexican Grill Inc.[a]	8,259	4,893,540
Choice Hotels International Inc.	9,139	430,538
Churchill Downs Inc.	3,383	304,842
Chuy’s Holdings Inc.[a]	4,238	153,839
ClubCorp Holdings Inc.	5,469	101,395
Cracker Barrel Old Country Store Inc.	5,044	502,231
Darden Restaurants Inc.	35,326	1,634,534

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Del Frisco’s Restaurant Group Inc.[a]	6,143	$169,301
Denny’s Corp.[a,b]	25,347	165,262
Diamond Resorts International Inc.[a]	9,225	214,666
DineEquity Inc.	4,058	322,570
Domino’s Pizza Inc.	14,792	1,081,147
Dunkin’ Brands Group Inc.	27,993	1,282,359
Einstein Noah Restaurant Group Inc.	1,778	28,555
Empire Resorts Inc.[a]	3,982	28,511
Famous Dave’s of America Inc.[a]	1,234	35,416
Fiesta Restaurant Group Inc.[a,b]	6,628	307,606
Hilton Worldwide Holdings Inc.[a]	35,555	828,432
Hyatt Hotels Corp. Class Aa	10,947	667,548
Ignite Restaurant Group Inc.[a,b]	1,792	26,092
International Game Technology	63,852	1,015,885
International Speedway Corp. Class A	7,232	240,681
Interval Leisure Group Inc.	10,152	222,735
Intrawest Resorts Holdings Inc.[a]	3,547	40,649
Isle of Capri Casinos Inc.[a]	5,854	50,110
Jack in the Box Inc.	10,568	632,389
Jamba Inc.[a,b]	3,689	44,637
Krispy Kreme Doughnuts Inc.[a]	15,891	253,938
La Quinta Holdings Inc.[a]	11,688	223,708
Las Vegas Sands Corp.	99,252	7,564,987
Life Time Fitness Inc.[a,b]	11,223	547,009
Marcus Corp. (The)	5,220	95,265
Marriott International Inc. Class A	58,475	3,748,248
Marriott Vacations Worldwide Corp.[a]	7,686	450,630
McDonald’s Corp.	260,885	26,281,555
MGM Resorts International[a]	97,739	2,580,310
Monarch Casino & Resort Inc.[a]	2,254	34,126
Morgans Hotel Group Co.[a]	5,730	45,439
Multimedia Games Holding Co. Inc.[a]	7,176	212,697
Nathan’s Famous Inc.[a]	753	40,805
Noodles & Co.[a,b]	3,338	114,794
Norwegian Cruise Line Holdings Ltd.[a,b]	23,813	754,872
Panera Bread Co. Class Aa,b	6,464	968,501
Papa John’s International Inc.	8,385	355,440
Papa Murphy’s Holdings Inc.[a]	1,540	14,753
Penn National Gaming Inc.[a]	18,327	222,490
Pinnacle Entertainment Inc.[a,b]	14,372	361,887
Popeyes Louisiana Kitchen Inc.[a]	6,482	283,328
Potbelly Corp.[a]	2,269	36,213
Red Robin Gourmet Burgers Inc.[a]	3,885	276,612
Royal Caribbean Cruises Ltd.	44,061	2,449,792
Ruby Tuesday Inc.[a]	16,780	127,360
Ruth’s Hospitality Group Inc.	9,060	111,891
Scientific Games Corp. Class Aa	12,528	139,311
SeaWorld Entertainment Inc.	17,874	506,370
Six Flags Entertainment Corp.	19,173	815,811
Sonic Corp.[a,b]	15,924	351,602
Speedway Motorsports Inc.	3,037	55,425
Starbucks Corp.	198,607	15,368,210
Starwood Hotels & Resorts Worldwide Inc.	50,676	4,095,634
Texas Roadhouse Inc.	18,728	486,928
Vail Resorts Inc.	9,562	737,995
Wendy’s Co. (The)	73,784	629,378
Wyndham Worldwide Corp.	33,730	2,554,036
Wynn Resorts Ltd.	21,515	4,465,653
Yum! Brands Inc.	116,499	9,459,719
Zoe’s Kitchen Inc.[a]	1,540	52,945

		113,903,732

Security	Shares	Value

HOUSEHOLD DURABLES — 0.54%
Beazer Homes USA Inc.[a,b]	6,517	$136,727
Cavco Industries Inc.[a]	2,574	219,562
CSS Industries Inc.	2,631	69,379
D.R. Horton Inc.	76,497	1,880,296
Dixie Group Inc.[a]	3,951	41,841
Ethan Allen Interiors Inc.	6,480	160,315
Flexsteel Industries	1,165	38,853
Garmin Ltd.	34,389	2,094,290
Harman International Industries Inc.	17,858	1,918,485
Helen of Troy Ltd.[a]	8,283	502,198
Hovnanian Enterprises Inc. Class Aa,b	26,961	138,849
Installed Building Products Inc.[a]	2,261	27,697
iRobot Corp.[a,b]	7,191	294,471
Jarden Corp.[a]	34,386	2,040,809
KB Home	21,011	392,486
La-Z-Boy Inc.	13,678	316,919
Leggett & Platt Inc.	37,098	1,271,719
Lennar Corp. Class A	46,896	1,968,694
LGI Homes Inc.[a,b]	4,262	77,782
Libbey Inc.[a]	5,300	141,192
Lifetime Brands Inc.	2,299	36,140
M.D.C. Holdings Inc.	10,043	304,203
M/I Homes Inc.[a]	5,623	136,470
Meritage Homes Corp.[a,b]	11,031	465,619
Mohawk Industries Inc.[a]	16,372	2,264,903
NACCO Industries Inc. Class A	1,380	69,828
New Home Co. Inc.(The)[a]	2,214	31,284
Newell Rubbermaid Inc.	73,033	2,263,293
NVR Inc.[a]	1,171	1,347,353
PulteGroup Inc.	101,959	2,055,493
Ryland Group Inc. (The)	12,445	490,831
Skullcandy Inc.[a]	4,228	30,653
Standard-Pacific Corp.[a,b]	39,015	335,529
Taylor Morrison Home Corp. Class Aa	8,305	186,198
Tempur Sealy International Inc.[a]	15,708	937,768
Toll Brothers Inc.[a]	47,059	1,736,477
TRI Pointe Homes Inc.[a,b]	4,135	65,002
Tupperware Brands Corp.	13,899	1,163,346
Turtle Beach Corp.[a]	1,851	17,103
UCP Inc.[a]	5,060	69,170
Universal Electronics Inc.[a]	3,890	190,143
WCI Communities Inc.[a]	3,792	73,224
Whirlpool Corp.	20,807	2,896,751
William Lyon Homes Class Aa	3,647	111,015

		31,010,360
HOUSEHOLD PRODUCTS — 1.60%
Central Garden & Pet Co. Class Aa	10,108	92,993
Church & Dwight Co. Inc.	36,352	2,542,822
Clorox Co. (The)	33,940	3,102,116
Colgate-Palmolive Co.	241,609	16,472,902
Energizer Holdings Inc.	16,403	2,001,658
Harbinger Group Inc.[a]	21,747	276,187
Kimberly-Clark Corp.	99,451	11,060,940
Oil-Dri Corp. of America	1,244	38,029
Orchids Paper Products Co.	1,596	51,136
Procter & Gamble Co. (The)	714,218	56,130,393
Spectrum Brands Holdings Inc.	5,591	480,994
WD-40 Co.	4,197	315,698

		92,565,868

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.18%
AES Corp. (The)	191,277	$2,974,357
Atlantic Power Corp.[b]	30,179	123,734
Calpine Corp.[a]	111,638	2,658,101
Dynegy Inc.[a]	26,325	916,110
NRG Energy Inc.	88,942	3,308,642
Ormat Technologies Inc.[b]	4,682	134,982
Pattern Energy Group Inc.	10,335	342,192

		10,458,118
INDUSTRIAL CONGLOMERATES — 1.94%
3M Co.	172,692	24,736,402
Carlisle Companies Inc.	17,355	1,503,290
Danaher Corp.	160,333	12,623,017
General Electric Co.	2,646,755	69,556,721
Raven Industries Inc.	9,619	318,774
Roper Industries Inc.	26,502	3,869,557

		112,607,761
INSURANCE — 3.04%
ACE Ltd.	89,133	9,243,092
Aflac Inc.	119,868	7,461,783
Alleghany Corp.[a,b]	4,346	1,904,070
Allied World Assurance Co. Holdings Ltd.	27,223	1,035,018
Allstate Corp. (The)	115,028	6,754,444
Ambac Financial Group Inc.[a]	10,474	286,045
American Equity Investment Life Holding Co.	19,066	469,024
American Financial Group Inc.	19,131	1,139,442
American International Group Inc.	381,832	20,840,391
American National Insurance Co.	1,908	217,894
Amerisafe Inc.	4,790	194,809
AmTrust Financial Services Inc.	7,794	325,867
Aon PLC	78,307	7,054,678
Arch Capital Group Ltd.[a]	35,040	2,012,698
Argo Group International Holdings Ltd.	7,504	383,529
Arthur J. Gallagher & Co.	41,409	1,929,659
Aspen Insurance Holdings Ltd.	17,458	792,942
Assurant Inc.	19,156	1,255,676
Assured Guaranty Ltd.	47,308	1,159,046
Atlas Financial Holdings Inc.[a]	3,037	46,041
Axis Capital Holdings Ltd.	29,646	1,312,725
Baldwin & Lyons Inc. Class B	2,345	60,829
Brown & Brown Inc.	31,259	959,964
Chubb Corp. (The)	64,530	5,947,730
Cincinnati Financial Corp.	43,014	2,066,393
Citizens Inc.[a,b]	10,164	75,214
CNA Financial Corp.	7,011	283,385
CNO Financial Group Inc.	58,399	1,039,502
Crawford & Co. Class B	6,695	67,486
Donegal Group Inc. Class A	1,995	30,523
eHealth Inc.[a]	5,517	209,480
EMC Insurance Group Inc.	1,159	35,674
Employers Holdings Inc.	7,538	159,655
Endurance Specialty Holdings Ltd.	11,519	594,265
Enstar Group Ltd.[a,b]	2,546	383,759
Erie Indemnity Co. Class A	6,500	489,190
Everest Re Group Ltd.	12,170	1,953,163

Security	Shares	Value

FBL Financial Group Inc. Class A	2,589	$119,094
Federated National Holding Co.	2,986	76,143
Fidelity & Guaranty Life	3,529	84,484
Fidelity National Financial Inc. Class A	72,368	2,370,776
First American Financial Corp.	27,962	777,064
Genworth Financial Inc. Class Aa	130,035	2,262,609
Global Indemnity PLC[a]	2,726	70,849
Greenlight Capital Re Ltd. Class Aa	7,464	245,864
Hallmark Financial Services Inc.[a]	3,808	40,936
Hanover Insurance Group Inc. (The)	11,851	748,391
Hartford Financial Services Group Inc. (The)	118,693	4,250,396
HCC Insurance Holdings Inc.	26,726	1,307,970
HCI Group Inc.	3,509	142,465
Heritage Insurance Holdings Inc.[a]	1,821	27,697
Hilltop Holdings Inc.[a]	19,857	422,160
Horace Mann Educators Corp.	10,555	330,055
Independence Holding Co.	2,070	29,249
Infinity Property and Casualty Corp.	3,085	207,405
Kansas City Life Insurance Co.	1,088	49,482
Kemper Corp.	12,946	477,190
Lincoln National Corp.	69,614	3,580,944
Loews Corp.	85,898	3,780,371
Maiden Holdings Ltd.	13,482	162,997
Markel Corp.[a,b]	3,654	2,395,709
Marsh & McLennan Companies Inc.	145,063	7,517,165
MBIA Inc.[a]	37,274	411,505
Meadowbrook Insurance Group Inc.	13,176	94,735
Mercury General Corp.	5,805	273,067
MetLife Inc.	246,909	13,718,264
Montpelier Re Holdings Ltd.	12,048	384,934
National General Holdings Corp.	9,368	163,003
National Interstate Corp.	1,680	47,074
National Western Life Insurance Co. Class A	628	156,629
Navigators Group Inc. (The)[a]	2,677	179,493
Old Republic International Corp.	68,505	1,133,073
OneBeacon Insurance Group Ltd. Class A	5,991	93,100
PartnerRe Ltd.	13,538	1,478,485
Phoenix Companies Inc. (The)[a]	1,578	76,359
Platinum Underwriters Holdings Ltd.	7,109	461,019
Primerica Inc.	14,968	716,219
Principal Financial Group Inc.	78,645	3,970,000
ProAssurance Corp.	16,138	716,527
Progressive Corp. (The)	156,256	3,962,652
Protective Life Corp.	20,650	1,431,664
Prudential Financial Inc.	121,419	10,778,365
Reinsurance Group of America Inc.	18,233	1,438,584
RenaissanceRe Holdings Ltd.	10,998	1,176,786
RLI Corp.	11,276	516,215
Safety Insurance Group Inc.	3,287	168,886
Selective Insurance Group Inc.	14,494	358,292
StanCorp Financial Group Inc.	11,703	748,992
State Auto Financial Corp.	4,014	94,048
Stewart Information Services Corp.	5,239	162,461
Symetra Financial Corp.	20,445	464,919
Third Point Reinsurance Ltd.[a]	14,820	226,153
Torchmark Corp.	23,177	1,898,660
Travelers Companies Inc. (The)	91,713	8,627,442
United Fire Group Inc.	5,240	153,637
United Insurance Holdings Corp.	4,389	75,754
Universal Insurance Holdings Inc.	10,104	131,049
Unum Group	67,941	2,361,629
Validus Holdings Ltd.	24,778	947,511
W.R. Berkley Corp.	26,487	1,226,613

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

White Mountains Insurance Group Ltd.	1,656	$1,007,577
XL Group PLC	73,165	2,394,690

		176,078,615
INTERNET & CATALOG RETAIL — 1.21%
1-800-FLOWERS.COM Inc. Class Aa	6,742	39,104
Amazon.com Inc.[a]	99,153	32,202,911
Blue Nile Inc.[a]	3,217	90,076
Coupons.com Inc.[a]	3,184	83,771
Expedia Inc.	26,704	2,103,207
FTD Companies Inc.[a,b]	4,767	151,543
Gaiam Inc. Class Aa	3,959	30,405
Groupon Inc.[a,b]	126,597	838,072
HomeAway Inc.[a]	24,608	856,851
HSN Inc.	8,892	526,762
Lands’ End Inc.[a,b]	3,437	115,415
Liberty Interactive Corp. Series Aa	129,549	3,803,559
Liberty Ventures Series Aa	19,290	1,423,602
Netflix Inc.[a,b]	15,817	6,968,970
NutriSystem Inc.	7,572	129,557
Orbitz Worldwide Inc.[a]	13,418	119,420
Overstock.com Inc.[a]	2,987	47,105
PetMed Express Inc.	5,210	70,231
Priceline Group Inc. (The)[a]	13,614	16,377,642
RetailMeNot Inc.[a]	8,031	213,705
Shutterfly Inc.[a]	9,974	429,480
TripAdvisor Inc.[a]	29,480	3,203,297
Valuevision Media Inc. Class Aa	10,286	51,327
Vitacost.com Inc.[a]	6,066	37,973
zulily Inc.[a]	3,498	143,243

		70,057,228
INTERNET SOFTWARE & SERVICES — 3.21%
Aerohive Networks Inc.[a]	2,515	20,673
Akamai Technologies Inc.[a]	46,693	2,851,075
Amber Road Inc.[a]	2,355	37,986
Angie’s List Inc.[a]	11,085	132,355
AOL Inc.[a]	20,398	811,636
Bankrate Inc.[a]	17,548	307,792
Bazaarvoice Inc.[a,b]	12,655	99,848
Benefitfocus Inc.[a,b]	1,333	61,611
Blucora Inc.[a]	10,625	200,494
Borderfree Inc.[a]	1,577	26,131
Brightcove Inc.[a]	7,440	78,418
Carbonite Inc.[a]	2,995	35,850
Care.com Inc.[a]	1,734	21,952
ChannelAdvisor Corp.[a,b]	5,364	141,395
Chegg Inc.[a,b]	19,108	134,520
comScore Inc.[a]	9,251	328,225
Constant Contact Inc.[a]	7,999	256,848
Conversant Inc.[a,b]	19,469	494,513
Cornerstone OnDemand Inc.[a,b]	13,971	642,945
CoStar Group Inc.[a,b]	7,513	1,188,331
Cvent Inc.[a,b]	4,645	135,123
Dealertrack Technologies Inc.[a]	14,083	638,523
Demand Media Inc.[a]	7,906	38,107
Demandware Inc.[a,b]	7,891	547,399
Dice Holdings Inc.[a]	11,979	91,160
Digital River Inc.[a]	9,734	150,196
E2open Inc.[a,b]	6,963	143,925
EarthLink Holdings Corp.	27,897	103,777

Security	Shares	Value

eBay Inc.[a]	334,506	$16,745,370
Endurance International Group Holdings Inc.[a,b]	9,740	148,925
Envestnet Inc.[a]	8,935	437,100
Equinix Inc.[a]	13,252	2,784,113
Everyday Health Inc.[a]	1,996	36,886
Facebook Inc. Class Aa	521,115	35,065,828
Five9 Inc.[a]	3,219	23,177
Global Eagle Entertainment Inc.[a,b]	11,271	139,760
Gogo Inc.[a,b]	14,613	285,830
Google Inc. Class Aa	74,082	43,313,523
Google Inc. Class Ca	74,958	43,121,838
GrubHub Inc.[a]	2,357	83,461
GTT Communications Inc.[a]	3,718	37,961
IAC/InterActiveCorp	19,644	1,359,954
Internap Network Services Corp.[a,b]	13,965	98,453
IntraLinks Holdings Inc.[a]	9,685	86,100
j2 Global Inc.	12,193	620,136
Limelight Networks Inc.[a]	16,676	51,028
LinkedIn Corp. Class Aa	27,519	4,718,683
Liquidity Services Inc.[a]	6,164	97,145
LivePerson Inc.[a]	14,544	147,622
LogMeIn Inc.[a]	6,409	298,788
Marchex Inc. Class B	6,641	79,825
Marin Software Inc.[a,b]	7,568	89,075
Marketo Inc.[a,b]	6,673	194,051
Millennial Media Inc.[a,b]	22,695	113,248
Monster Worldwide Inc.[a]	22,317	145,953
Move Inc.[a,b]	10,895	161,137
NIC Inc.	17,034	269,989
OpenTable Inc.[a]	5,936	614,970
OPOWER Inc.[a]	2,050	38,642
Pandora Media Inc.[a,b]	54,137	1,597,041
Perficient Inc.[a,b]	8,497	165,437
Q2 Holdings Inc.[a]	2,610	37,219
QuinStreet Inc.[a]	8,668	47,761
Rackspace Hosting Inc.[a]	31,325	1,054,399
RealNetworks Inc.[a]	5,895	44,979
Reis Inc.	2,171	45,765
Rocket Fuel Inc.[a,b]	4,756	147,864
SciQuest Inc.[a]	5,982	105,822
Shutterstock Inc.[a,b]	3,986	330,758
SPS Commerce Inc.[a,b]	3,948	249,474
Stamps.com Inc.[a]	3,769	126,978
TechTarget Inc.[a,b]	4,351	38,376
Textura Corp.[a,b]	4,806	113,614
Travelzoo Inc.[a]	1,902	36,804
Tremor Video Inc.[a]	9,362	44,189
TrueCar Inc.[a]	2,052	30,329
Trulia Inc.[a,b]	9,689	459,065
Twitter Inc.[a,b]	126,397	5,178,485
Unwired Planet Inc.[a,b]	21,775	48,558
VeriSign Inc.[a,b]	31,815	1,552,890
VistaPrint NVa,b	8,476	342,939
Web.com Group Inc.[a,b]	13,577	391,968
WebMD Health Corp.[a]	10,174	491,404
Wix.com Ltd.[a,b]	2,187	43,390
XO Group Inc.[a]	7,001	85,552
Xoom Corp.[a,b]	8,059	212,435
Yahoo! Inc.[a]	265,662	9,332,706
Yelp Inc.[a]	13,382	1,026,132
YuMe Inc.[a]	4,784	28,226
Zillow Inc. Class Aa,b	8,186	1,170,025
Zix Corp.[a,b]	15,963	54,593

		185,764,556

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

IT SERVICES — 3.09%
Accenture PLC Class A	166,964	$13,497,370
Acxiom Corp.[a]	19,029	412,739
Alliance Data Systems Corp.[a]	14,299	4,021,594
Amdocs Ltd.	42,336	1,961,427
Automatic Data Processing Inc.	127,247	10,088,142
Blackhawk Network Holdings Inc.[a,b]	13,951	393,697
Booz Allen Hamilton Holding Corp.	19,507	414,329
Broadridge Financial Solutions Inc.	31,848	1,326,151
CACI International Inc. Class Aa,b	6,111	429,053
Cardtronics Inc.[a,b]	11,654	397,168
Cass Information Systems Inc.	2,776	137,357
CIBER Inc.[a]	19,310	95,391
Cognizant Technology Solutions Corp. Class Aa	160,216	7,836,165
Computer Sciences Corp.	38,237	2,416,578
Computer Task Group Inc.	4,100	67,486
Convergys Corp.	27,626	592,301
CoreLogic Inc.[a]	25,380	770,537
CSG Systems International Inc.	8,931	233,188
Datalink Corp.[a]	4,026	40,260
DST Systems Inc.	7,983	735,793
EPAM Systems Inc.[a]	9,338	408,538
Euronet Worldwide Inc.[a,b]	13,405	646,657
EVERTEC Inc.	17,230	417,655
ExlService Holdings Inc.[a]	8,607	253,476
Fidelity National Information Services Inc.	75,962	4,158,160
Fiserv Inc.[a]	66,483	4,010,255
FleetCor Technologies Inc.[a]	21,870	2,882,466
Forrester Research Inc.	3,742	141,747
Gartner Inc.[a]	23,814	1,679,363
Genpact Ltd.[a]	44,212	775,036
Global Cash Access Inc.[a]	16,665	148,319
Global Payments Inc.	18,989	1,383,349
Hackett Group Inc. (The)	6,575	39,253
Heartland Payment Systems Inc.	9,523	392,443
Higher One Holdings Inc.[a]	8,559	32,610
iGATE Corp.[a]	10,483	381,476
Information Services Group Inc.[a]	8,619	41,457
International Business Machines Corp.	249,679	45,259,312
Jack Henry & Associates Inc.	22,490	1,336,581
Leidos Holdings Inc.	16,948	649,786
Lionbridge Technologies Inc.[a]	14,795	87,882
Luxoft Holding Inc.[a,b]	2,474	89,212
ManTech International Corp. Class A	6,100	180,072
MasterCard Inc. Class A	265,350	19,495,265
MAXIMUS Inc.	17,852	767,993
ModusLink Global Solutions Inc.[a,b]	10,210	38,185
MoneyGram International Inc.[a]	5,703	84,005
NeuStar Inc. Class Aa,b	15,753	409,893
Paychex Inc.	87,191	3,623,658
PRGX Global Inc.[a]	5,599	35,778
Sabre Corp.[a]	11,929	239,177
Sapient Corp.[a]	28,980	470,925
Science Applications International Corp.	11,453	505,765
ServiceSource International Inc.[a,b]	16,033	92,991
Sykes Enterprises Inc.[a]	10,186	221,342
Syntel Inc.[a]	4,036	346,935
TeleTech Holdings Inc.[a]	4,876	141,355
Teradata Corp.[a,b]	41,624	1,673,285

Security	Shares	Value

Total System Services Inc.	44,640	$1,402,142
Unisys Corp.[a,b]	14,309	354,005
Vantiv Inc. Class Aa	32,802	1,102,803
VeriFone Systems Inc.[a]	30,080	1,105,440
Virtusa Corp.[a]	6,948	248,738
Visa Inc. Class A	132,350	27,887,469
Western Union Co.	142,245	2,466,528
WEX Inc.[a]	10,431	1,094,942
Xerox Corp.	308,106	3,832,839

		178,903,289
LEISURE EQUIPMENT & PRODUCTS — 0.17%
Arctic Cat Inc.	3,292	129,771
Black Diamond Inc.[a,b]	5,607	62,911
Brunswick Corp.	25,078	1,056,536
Callaway Golf Co.	25,482	212,010
Escalade Inc.	2,614	42,190
Hasbro Inc.	30,482	1,617,070
JAKKS Pacific Inc.[b]	5,800	44,892
Johnson Outdoors Inc. Class A	1,576	40,661
LeapFrog Enterprises Inc.[a,b]	16,758	123,171
Malibu Boats Inc. Class Aa	1,885	37,889
Marine Products Corp.	2,684	22,277
Mattel Inc.	89,543	3,489,491
Nautilus Inc.[a]	8,133	90,195
Polaris Industries Inc.	17,456	2,273,469
Smith & Wesson Holding Corp.[a,b]	17,062	248,081
Sturm, Ruger & Co. Inc.[b]	5,034	297,056

		9,787,670
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	5,903	153,478
Affymetrix Inc.[a,b]	18,042	160,754
Agilent Technologies Inc.	88,004	5,054,950
Albany Molecular Research Inc.[a]	6,099	122,712
Bio-Rad Laboratories Inc. Class Aa	5,485	656,609
Bruker Corp.[a]	28,759	697,981
Cambrex Corp.[a]	7,901	163,551
Charles River Laboratories International Inc.[a]	12,941	692,602
Covance Inc.[a]	15,382	1,316,392
Enzo Biochem Inc.[a]	9,019	47,350
Fluidigm Corp.[a,b]	6,502	191,159
Furiex Pharmaceuticals Inc.[a]	1,940	205,989
Illumina Inc.[a]	33,875	6,048,043
Luminex Corp.[a,b]	9,673	165,892
Mettler-Toledo International Inc.[a,b]	7,712	1,952,524
NanoString Technologies Inc.[a]	2,652	39,647
Pacific Biosciences of California Inc.[a,b]	18,288	113,020
PAREXEL International Corp.[a]	14,935	789,165
PerkinElmer Inc.	29,242	1,369,695
QIAGEN NVa,b	62,155	1,519,690
Quintiles Transnational Holdings Inc.[a]	14,873	792,582
Sequenom Inc.[a,b]	29,844	115,496
TECHNE Corp.	9,761	903,576
Thermo Fisher Scientific Inc.	105,275	12,422,450
Waters Corp.[a,b]	22,546	2,354,704

		38,050,011
MACHINERY — 2.16%
Accuride Corp.[a,b]	12,548	61,360

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Actuant Corp. Class A	19,282	$666,579
AGCO Corp.	25,658	1,442,493
Alamo Group Inc.	1,857	100,445
Albany International Corp. Class A	7,226	274,299
Allison Transmission Holdings Inc.	35,553	1,105,698
Altra Industrial Motion Corp.	7,101	258,405
American Railcar Industries Inc.	2,579	174,779
ARC Group Worldwide Inc.[a]	810	12,312
Astec Industries Inc.	5,205	228,395
Barnes Group Inc.	14,428	556,055
Blount International Inc.[a]	13,032	183,881
Briggs & Stratton Corp.	12,805	261,990
Caterpillar Inc.	164,762	17,904,686
Chart Industries Inc.[a]	7,875	651,577
CIRCOR International Inc.	4,694	362,048
CLARCOR Inc.	13,371	826,996
Colfax Corp.[a]	25,165	1,875,799
Columbus McKinnon Corp.	5,161	139,605
Commercial Vehicle Group Inc.[a,b]	6,491	65,170
Crane Co.	12,901	959,318
Cummins Inc.	48,536	7,488,619
Deere & Co.	96,021	8,694,701
Donaldson Co. Inc.	38,539	1,630,970
Douglas Dynamics Inc.	5,856	103,183
Dover Corp.	43,944	3,996,707
Dynamic Materials Corp.	3,709	82,080
Energy Recovery Inc.[a,b]	11,827	58,189
EnPro Industries Inc.[a,b]	6,461	472,687
ESCO Technologies Inc.	7,072	244,974
ExOne Co. (The)[a,b]	3,322	131,618
Federal Signal Corp.	16,016	234,634
Flowserve Corp.	36,248	2,695,039
FreightCar America Inc.	3,075	76,998
Global Brass & Copper Holdings Inc.	5,644	95,384
Gorman-Rupp Co. (The)	5,068	179,255
Graco Inc.	15,955	1,245,766
Graham Corp.	2,750	95,727
Greenbrier Companies Inc. (The)[a]	7,237	416,851
Harsco Corp.	21,385	569,482
Hillenbrand Inc.	16,497	538,132
Hurco Companies Inc.	1,709	48,194
Hyster-Yale Materials Handling Inc.	2,659	235,428
IDEX Corp.	21,630	1,746,406
Illinois Tool Works Inc.	90,144	7,893,009
Ingersoll-Rand PLC	71,361	4,460,776
ITT Corp.	24,753	1,190,619
John Bean Technologies Corp.	7,636	236,640
Joy Global Inc.	26,477	1,630,454
Kadant Inc.	3,021	116,157
Kennametal Inc.	20,520	949,666
L.B. Foster Co. Class A	2,539	137,411
Lincoln Electric Holdings Inc.	21,228	1,483,413
Lindsay Corp.[b]	3,297	278,498
Lydall Inc.[a]	4,512	123,493
Manitex International Inc.[a]	3,208	52,098
Manitowoc Co. Inc. (The)	34,811	1,143,889
Meritor Inc.[a]	25,544	333,094
Middleby Corp. (The)[a,b]	14,823	1,226,159
Miller Industries Inc.	2,852	58,694
Mueller Industries Inc.	14,884	437,738
Mueller Water Products Inc. Class A	41,374	357,471
Navistar International Corp.[a,b]	14,695	550,769
NN Inc.	4,284	109,585

Security	Shares	Value

Nordson Corp.	16,961	$1,360,103
Omega Flex Inc.	751	14,735
Oshkosh Corp.	23,186	1,287,519
PACCAR Inc.	94,142	5,914,942
Pall Corp.	29,294	2,501,415
Parker Hannifin Corp.	39,311	4,942,572
Pentair PLC	51,306	3,700,189
Proto Labs Inc.[a,b]	5,941	486,687
RBC Bearings Inc.	5,842	374,180
Rexnord Corp.[a,b]	19,739	555,653
Snap-on Inc.	15,403	1,825,563
SPX Corp.	11,565	1,251,449
Standex International Corp.	3,259	242,730
Stanley Black & Decker Inc.	41,191	3,617,394
Sun Hydraulics Corp.	5,551	225,371
Tennant Co.	4,946	377,479
Terex Corp.	29,155	1,198,270
Timken Co. (The)	21,512	1,459,374
Titan International Inc.[b]	14,063	236,540
Toro Co. (The)	15,133	962,459
TriMas Corp.[a]	11,790	449,553
Trinity Industries Inc.	40,889	1,787,667
Twin Disc Inc.	2,155	71,223
Valmont Industries Inc.[b]	7,023	1,067,145
Wabash National Corp.[a]	18,018	256,756
WABCO Holdings Inc.[a]	15,391	1,644,067
Wabtec Corp.	25,476	2,104,063
Watts Water Technologies Inc. Class A	7,471	461,185
Woodward Inc.	18,286	917,591
Xerium Technologies Inc.[a]	2,877	40,163
Xylem Inc.	48,996	1,914,764

		125,211,348
MARINE — 0.05%
Baltic Trading Ltd.	12,985	77,650
International Shipholding Corp.	1,343	30,782
Kirby Corp.[a]	15,403	1,804,307
Matson Inc.	11,144	299,105
Navios Maritime Holdings Inc.	20,943	211,943
Safe Bulkers Inc.	10,270	100,235
Scorpio Bulkers Inc.[a]	34,708	308,901
Ultrapetrol (Bahamas) Ltd.[a]	5,646	16,769

		2,849,692
MEDIA — 3.47%
A.H. Belo Corp. Class A	4,963	58,811
AMC Entertainment Holdings Inc. Class A	5,531	137,556
AMC Networks Inc. Class Aa	15,795	971,234
Cablevision NY Group Class A	51,242	904,421
Carmike Cinemas Inc.[a,b]	5,352	188,016
CBS Corp. Class B NVS[b]	149,998	9,320,876
CBS Outdoor Americas Inc.	5,923	193,564
Central European Media Enterprises Ltd. Class Aa,b	20,096	56,671
Charter Communications Inc. Class Aa	20,927	3,314,418
Cinemark Holdings Inc.	30,412	1,075,368
Clear Channel Outdoor Holdings Inc. Class A	10,840	88,671
Comcast Corp. Class A	683,703	36,701,177
Crown Media Holdings Inc. Class Aa	8,994	32,648
Cumulus Media Inc. Class Aa	36,188	238,479
Daily Journal Corp.[a,b]	220	45,472
Dex Media Inc.[a,b]	4,544	50,620

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

DIRECTV[a]	123,459	$10,495,250
Discovery Communications Inc. Series Aa	60,581	4,499,957
DISH Network Corp. Class Aa	56,249	3,660,685
DreamWorks Animation SKG Inc. Class Aa,b	19,433	452,012
E.W. Scripps Co. (The) Class Aa	7,860	166,318
Entercom Communications Corp. Class Aa	6,202	66,547
Entravision Communications Corp. Class A	12,964	80,636
Eros International PLC[a]	5,169	78,414
Gannett Co. Inc.	60,184	1,884,361
Global Sources Ltd.[a,b]	4,881	40,415
Gray Television Inc.[a]	13,187	173,145
Harte-Hanks Inc.	11,826	85,029
Hemisphere Media Group Inc.[a]	2,236	28,084
Interpublic Group of Companies Inc. (The)	112,719	2,199,148
John Wiley & Sons Inc. Class A	11,770	713,144
Journal Communications Inc. Class Aa	11,117	98,608
Lamar Advertising Co. Class A	20,426	1,082,578
Lee Enterprises Inc.[a]	14,146	62,950
Liberty Media Corp.[a]	25,412	3,473,312
Lions Gate Entertainment Corp.	21,240	607,039
Live Nation Entertainment Inc.[a]	39,250	969,082
Loral Space & Communications Inc.[a]	3,382	245,838
Madison Square Garden Inc. Class Aa,b	15,962	996,827
Martha Stewart Living Omnimedia Inc. Class Aa	7,013	32,961
McClatchy Co. (The) Class Aa	14,894	82,662
MDC Partners Inc.	10,242	220,101
Media General Inc. Class Aa,b	14,229	292,121
Meredith Corp.	9,570	462,805
Morningstar Inc.	5,481	393,591
National CineMedia Inc.	14,779	258,780
New Media Investment Group Inc.[a]	7,923	111,793
New York Times Co. (The) Class A	37,202	565,842
News Corp. Class A NVS[a]	130,688	2,344,543
Nexstar Broadcasting Group Inc.	7,736	399,255
Omnicom Group Inc.	68,214	4,858,201
Radio One Inc. Class Da	6,099	30,068
ReachLocal Inc.[a,b]	2,632	18,503
Reading International Inc. Class Aa,b	4,520	38,556
Regal Entertainment Group Class A	21,659	457,005
Rentrak Corp.[a,b]	2,544	133,433
Saga Communications Inc. Class A	1,226	52,375
Salem Communications Corp. Class A	2,746	25,977
Scholastic Corp.	6,836	233,039
Scripps Networks Interactive Inc. Class A	27,887	2,262,751
SFX Entertainment Inc.[a,b]	12,711	102,959
Sinclair Broadcast Group Inc. Class A	17,969	624,423
Sirius XM Holdings Inc.[a]	727,933	2,518,648
Sizmek Inc.[a,b]	7,008	66,786
Starz Series Aa	24,702	735,873
Thomson Reuters Corp.	93,788	3,410,132
Time Inc.[a]	29,340	710,615
Time Warner Cable Inc.	73,538	10,832,147
Time Warner Inc.	232,823	16,355,816
Twenty-First Century Fox Inc. Class A	502,623	17,667,198
Viacom Inc. Class B NVS	113,448	9,839,345
Walt Disney Co. (The)	457,108	39,192,440
World Wrestling Entertainment Inc. Class Ab	7,022	83,772

		200,951,897
METALS & MINING — 0.67%
A.M. Castle & Co.[a,b]	4,264	47,075
AK Steel Holding Corp.[a,b]	32,885	261,765

Security	Shares	Value

Alcoa Inc.	310,422	$4,622,184
Allegheny Technologies Inc.	28,369	1,279,442
Allied Nevada Gold Corp.[a,b]	27,345	102,817
Ampco-Pittsburgh Corp.	2,169	49,757
Carpenter Technology Corp.	13,972	883,729
Century Aluminum Co.[a,b]	13,687	214,612
Cliffs Natural Resources Inc.[b]	40,298	606,485
Coeur Mining Inc.[a]	26,335	241,755
Commercial Metals Co.	30,629	530,188
Compass Minerals International Inc.	8,739	836,672
Freeport-McMoRan Copper & Gold Inc.	273,635	9,987,678
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Globe Specialty Metals Inc.	16,115	334,870
Gold Resource Corp.	7,868	39,812
Handy & Harman Ltd.[a,b]	1,577	42,216
Haynes International Inc.	3,177	179,786
Hecla Mining Co.	84,783	292,501
Horsehead Holding Corp.[a,b]	11,892	217,148
Kaiser Aluminum Corp.	5,061	368,795
Materion Corp.	5,327	197,046
Molycorp Inc.[a,b]	48,782	125,370
Newmont Mining Corp.	132,311	3,365,992
Noranda Aluminium Holding Corp.	8,812	31,106
Nucor Corp.	84,828	4,177,779
Olympic Steel Inc.	2,307	57,098
Reliance Steel & Aluminum Co.	20,913	1,541,497
Royal Gold Inc.	16,985	1,292,898
RTI International Metals Inc.[a]	7,929	210,832
Schnitzer Steel Industries Inc. Class A	6,693	174,487
Southern Copper Corp.	38,486	1,168,820
Steel Dynamics Inc.	57,913	1,039,538
Stillwater Mining Co.[a]	30,486	535,029
SunCoke Energy Inc.[a]	18,622	400,373
Tahoe Resources Inc.[a]	22,147	580,251
United States Steel Corp.[b]	38,022	990,093
Universal Stainless & Alloy Products Inc.[a]	1,828	59,373
US Silica Holdings Inc.	14,141	783,977
Walter Energy Inc.[b]	16,529	90,083
Worthington Industries Inc.	13,757	592,101

		38,553,087
MULTI-UTILITIES — 1.07%
Alliant Energy Corp.	29,330	1,785,024
Ameren Corp.	63,651	2,602,053
Avista Corp.	15,503	519,661
Black Hills Corp.	11,675	716,728
CenterPoint Energy Inc.	115,113	2,939,986
CMS Energy Corp.	71,963	2,241,647
Consolidated Edison Inc.	78,216	4,516,192
Dominion Resources Inc.	153,742	10,995,628
DTE Energy Co.	46,640	3,631,857
Integrys Energy Group Inc.	20,669	1,470,186
MDU Resources Group Inc.	49,907	1,751,736
NiSource Inc.	83,679	3,291,932
NorthWestern Corp.	10,842	565,844
PG&E Corp.	123,307	5,921,202
Public Service Enterprise Group Inc.	134,787	5,497,962
SCANA Corp.	37,797	2,033,857
Sempra Energy	64,768	6,781,857
TECO Energy Inc.	56,997	1,053,304
Vectren Corp.	21,705	922,462
Wisconsin Energy Corp.	60,145	2,822,003

		62,061,121

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.57%
Big Lots Inc.[a]	15,093	$689,750
Bon-Ton Stores Inc. (The)[b]	3,608	37,198
Burlington Stores Inc.[a,b]	7,482	238,377
Dillard’s Inc. Class A	7,081	825,715
Dollar General Corp.[a]	81,957	4,701,054
Dollar Tree Inc.[a]	55,300	3,011,638
Family Dollar Stores Inc.	25,267	1,671,159
Fred’s Inc. Class A	9,705	148,389
J.C. Penney Co. Inc.[a,b]	61,722	558,584
Kohl’s Corp.	54,868	2,890,446
Macy’s Inc.	95,892	5,563,654
Nordstrom Inc.	36,593	2,485,763
Sears Holdings Corp.[a,b]	7,036	281,159
Target Corp.	167,262	9,692,833
Tuesday Morning Corp.[a,b]	11,095	197,713

		32,993,432
OIL, GAS & CONSUMABLE FUELS — 7.82%
Abraxas Petroleum Corp.[a]	21,323	133,482
Adams Resources & Energy Inc.	624	48,753
Alon USA Energy Inc.	6,101	75,896
Alpha Natural Resources Inc.[a,b]	58,012	215,224
American Eagle Energy Corp.[a]	8,028	48,088
Amyris Inc.[a,b]	8,013	29,888
Anadarko Petroleum Corp.	133,124	14,573,084
Antero Resources Corp.[a,b]	13,957	915,998
Apache Corp.	101,804	10,243,518
Apco Oil and Gas International Inc.[a,b]	2,334	33,680
Approach Resources Inc.[a,b]	9,058	205,888
Arch Coal Inc.[b]	55,970	204,290
Ardmore Shipping Corp.	4,764	65,886
Athlon Energy Inc.[a]	13,463	642,185
Bill Barrett Corp.[a,b]	12,700	340,106
Bonanza Creek Energy Inc.[a,b]	8,762	501,099
BPZ Resources Inc.[a]	27,297	84,075
Cabot Oil & Gas Corp.	110,141	3,760,214
Callon Petroleum Co.[a,b]	10,778	125,564
Carrizo Oil & Gas Inc.[a]	11,986	830,150
Cheniere Energy Inc.[a]	62,792	4,502,186
Chesapeake Energy Corp.	139,014	4,320,555
Chevron Corp.	502,458	65,595,892
Cimarex Energy Co.	23,226	3,332,002
Clayton Williams Energy Inc.[a,b]	1,625	223,226
Clean Energy Fuels Corp.[a,b]	17,460	204,631
Cloud Peak Energy Inc.[a]	16,056	295,751
Cobalt International Energy Inc.[a]	92,533	1,697,981
Comstock Resources Inc.	12,753	367,796
Concho Resources Inc.[a]	29,914	4,322,573
ConocoPhillips	324,301	27,802,325
CONSOL Energy Inc.	60,368	2,781,154
Contango Oil & Gas Co.[a]	5,210	220,435
Continental Resources Inc.[a]	11,613	1,835,318
CVR Energy Inc.	4,330	208,663
Delek US Holdings Inc.	15,579	439,795
Denbury Resources Inc.	92,958	1,716,005
Devon Energy Corp.	107,832	8,561,861
DHT Holdings Inc.	18,322	131,918

Security	Shares	Value

Diamondback Energy Inc.[a,b]	10,022	$889,954
Dorian LPG Ltd.[a]	1,932	44,417
Emerald Oil Inc.[a,b]	19,307	147,699
Energen Corp.	18,992	1,688,009
Energy XXI (Bermuda) Ltd.	24,982	590,325
EOG Resources Inc.	144,601	16,898,073
EP Energy Corp. Class Aa,b	9,253	213,282
EQT Corp.	40,223	4,299,839
Equal Energy Ltd.	9,407	50,986
Evolution Petroleum Corp.	4,087	44,753
EXCO Resources Inc.[b]	40,077	236,054
Exxon Mobil Corp.	1,133,469	114,117,659
Forest Oil Corp.[a]	31,115	70,942
Frontline Ltd.[a,b]	13,388	39,093
FX Energy Inc.[a,b]	13,705	49,475
GasLog Ltd.[b]	11,394	363,355
Gastar Exploration Inc.[a,b]	14,969	130,380
Golar LNG Ltd.[b]	11,511	691,811
Goodrich Petroleum Corp.[a,b]	10,570	291,732
Green Plains Inc.	9,793	321,896
Gulfport Energy Corp.[a]	22,458	1,410,362
Halcon Resources Corp.[a,b]	69,145	504,067
Hallador Energy Co.	1,786	16,949
Harvest Natural Resources Inc.[a]	11,110	55,439
Hess Corp.	73,344	7,252,988
HollyFrontier Corp.	53,394	2,332,784
Isramco Inc.[a]	237	30,127
Jones Energy Inc. Class Aa	2,924	59,942
Kinder Morgan Inc.	173,376	6,286,614
Knightsbridge Tankers Ltd.[b]	10,572	150,017
Kodiak Oil & Gas Corp.[a,b]	69,759	1,014,993
Kosmos Energy Ltd.[a]	26,585	298,550
Laredo Petroleum Inc.[a,b]	20,405	632,147
Magnum Hunter Resources Corp.[a]	52,145	427,589
Marathon Oil Corp.	178,446	7,123,564
Marathon Petroleum Corp.	66,368	5,181,350
Matador Resources Co.[a,b]	20,259	593,183
Midstates Petroleum Co. Inc.[a,b]	6,281	45,412
Miller Energy Resources Inc.[a,b]	9,798	62,707
Murphy Oil Corp.	47,208	3,138,388
Navios Maritime Acquisition Corp.	21,703	80,518
Newfield Exploration Co.[a]	35,568	1,572,106
Noble Energy Inc.	95,278	7,380,234
Nordic American Tankers Ltd.	22,794	217,227
Northern Oil and Gas Inc.[a,b]	16,711	272,222
Oasis Petroleum Inc.[a]	26,582	1,485,668
Occidental Petroleum Corp.	207,357	21,281,049
ONEOK Inc.	55,277	3,763,258
Pacific Ethanol Inc.[a]	5,349	81,786
Panhandle Oil and Gas Inc.	1,840	103,095
Parsley Energy Inc. Class Aa	13,197	317,652
PBF Energy Inc.	18,145	483,564
PDC Energy Inc.[a,b]	9,387	592,789
Peabody Energy Corp.	70,926	1,159,640
Penn Virginia Corp.[a,b]	17,819	302,032
PetroCorp Inc. Escrow[a,d]	1,248	—
PetroQuest Energy Inc.[a]	14,643	110,115
Phillips 66	149,351	12,012,301
Pioneer Natural Resources Co.	37,746	8,674,408
QEP Resources Inc.	47,117	1,625,536
Quicksilver Resources Inc.[a,b]	30,627	81,774
Range Resources Corp.	43,517	3,783,803
Renewable Energy Group Inc.[a,b]	10,835	124,277

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Rentech Inc.[a]	48,306	$125,113
Resolute Energy Corp.[a,b]	17,733	153,213
REX American Resources Corp.[a]	1,668	122,281
Rex Energy Corp.[a]	11,453	202,833
Ring Energy Inc.[a]	4,915	85,767
Rosetta Resources Inc.[a]	15,989	876,997
RSP Permian Inc.[a]	6,045	196,100
Sanchez Energy Corp.[a,b]	11,977	450,215
SandRidge Energy Inc.[a,b]	129,486	925,825
Scorpio Tankers Inc.	50,068	509,192
SemGroup Corp. Class A	10,993	866,798
Ship Finance International Ltd.[b]	17,367	322,853
SM Energy Co.	17,457	1,468,134
Solazyme Inc.[a,b]	19,829	233,586
Southwestern Energy Co.[a]	94,061	4,278,835
Spectra Energy Corp.	177,843	7,554,771
Stone Energy Corp.[a]	14,820	693,428
Swift Energy Co.[a,b]	11,399	147,959
Synergy Resources Corp.[a]	17,382	230,311
Targa Resources Corp.	9,943	1,387,744
Teekay Corp.	11,968	745,008
Teekay Tankers Ltd. Class Ab	16,656	71,454
Tesoro Corp.	34,134	2,002,642
TransAtlantic Petroleum Ltd.[a]	5,974	68,044
Triangle Petroleum Corp.[a,b]	17,831	209,514
Ultra Petroleum Corp.[a,b]	40,411	1,199,803
VAALCO Energy Inc.[a,b]	15,336	110,879
Valero Energy Corp.	140,846	7,056,385
Vertex Energy Inc.[a]	3,114	30,237
W&T Offshore Inc.	9,124	149,360
Warren Resources Inc.[a]	18,494	114,663
Western Refining Inc.	14,082	528,779
Westmoreland Coal Co.[a]	2,880	104,486
Whiting Petroleum Corp.[a]	31,119	2,497,300
Williams Companies Inc. (The)	181,298	10,553,357
World Fuel Services Corp.	18,976	934,188
WPX Energy Inc.[a]	52,521	1,255,777

		453,402,926
PAPER & FOREST PRODUCTS — 0.17%
Boise Cascade Co.[a]	10,312	295,336
Clearwater Paper Corp.[a]	6,128	378,220
Deltic Timber Corp.	2,906	175,581
Domtar Corp.	17,398	745,504
International Paper Co.	114,337	5,770,588
KapStone Paper and Packaging Corp.[a]	21,360	707,657
Louisiana-Pacific Corp.[a]	36,264	544,685
Neenah Paper Inc.	4,196	223,017
P.H. Glatfelter Co.	11,191	296,897
Resolute Forest Products Inc.[a]	18,392	308,618
Schweitzer-Mauduit International Inc.	8,166	356,528
Wausau Paper Corp.	11,632	125,858

		9,928,489
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	113,471	1,657,811
Coty Inc. Class A	18,550	317,762
Elizabeth Arden Inc.[a,b]	6,680	143,086
Estee Lauder Companies Inc. (The) Class A	60,531	4,495,032
Female Health Co. (The)	5,259	28,977
Herbalife Ltd.[b]	21,469	1,385,609

Security	Shares	Value

IGI Laboratories Inc.[a]	7,588	$40,292
Inter Parfums Inc.	4,305	127,213
Medifast Inc.[a]	3,652	111,058
Nature’s Sunshine Products Inc.	3,093	52,488
Nu Skin Enterprises Inc. Class A	15,398	1,138,836
Nutraceutical International Corp.[a]	2,122	50,631
Revlon Inc. Class Aa	3,038	92,659
Synutra International Inc.[a]	4,537	30,443
USANA Health Sciences Inc.[a,b]	1,628	127,212

		9,799,109
PHARMACEUTICALS — 5.15%
AbbVie Inc.	420,248	23,718,797
AcelRx Pharmaceuticals Inc.[a,b]	5,531	56,693
Achaogen Inc.[a]	1,821	25,421
Actavis PLC[a]	46,023	10,265,430
Aerie Pharmaceuticals Inc.[a]	3,496	86,596
Akorn Inc.[a,b]	16,978	564,518
Alimera Sciences Inc.[a,b]	4,500	26,910
Allergan Inc.	78,538	13,290,200
Ampio Pharmaceuticals Inc.[a,b]	7,102	59,302
ANI Pharmaceuticals Inc.[a]	1,815	62,509
Aratana Therapeutics Inc.[a,b]	6,686	104,368
Auxilium Pharmaceuticals Inc.[a,b]	12,757	255,905
AVANIR Pharmaceuticals Inc. Class Aa,b	49,319	278,159
Bio-Path Holdings Inc.	19,369	59,075
BioDelivery Sciences International Inc.[a]	13,577	163,874
Bristol-Myers Squibb Co.	437,347	21,215,703
Cempra Inc.[a,b]	8,466	90,840
Corcept Therapeutics Inc.[a,b]	13,063	36,576
Depomed Inc.[a]	14,559	202,370
Egalet Corp.[a]	1,046	13,724
Eli Lilly and Co.	259,671	16,143,746
Endo International PLC[a]	40,153	2,811,513
Endocyte Inc.[a,b]	11,780	77,630
Forest Laboratories Inc.[a]	63,458	6,282,342
Horizon Pharma Inc.[a,b]	18,124	286,722
Hospira Inc.[a]	43,583	2,238,859
Impax Laboratories Inc.[a,b]	17,672	529,983
Intra-Cellular Therapies Inc.[a]	4,513	76,089
Jazz Pharmaceuticals PLC[a]	15,659	2,302,030
Johnson & Johnson	746,696	78,119,336
Lannett Co. Inc.[a,b]	6,736	334,240
Mallinckrodt PLC[a]	15,418	1,233,748
Medicines Co. (The)[a]	16,845	489,516
Merck & Co. Inc.	771,340	44,622,019
Mylan Inc.[a]	98,644	5,086,085
Nektar Therapeutics[a,b]	35,440	454,341
Omeros Corp.[a,b]	11,737	204,224
Pacira Pharmaceuticals Inc.[a,b]	9,381	861,739
Pain Therapeutics Inc.[a]	10,041	57,736
Pernix Therapeutics Holdings Inc.[a]	9,036	81,143
Perrigo Co. PLC	35,298	5,145,036
Pfizer Inc.	1,683,616	49,969,723
Phibro Animal Health Corp.[a]	3,869	84,925
POZEN Inc.[a]	6,847	57,036
Prestige Brands Holdings Inc.[a]	13,199	447,314
Questcor Pharmaceuticals Inc.	16,066	1,485,944
Relypsa Inc.[a]	4,463	108,540
Repros Therapeutics Inc.[a,b]	5,310	91,863
Revance Therapeutics Inc.[a,b]	2,125	72,250
Sagent Pharmaceuticals Inc.[a,b]	6,700	173,262

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Salix Pharmaceuticals Ltd.[a,b]	16,716	$2,061,919
SciClone Pharmaceuticals Inc.[a,b]	14,958	78,679
Sucampo Pharmaceuticals Inc. Class Aa	2,798	19,306
Supernus Pharmaceuticals Inc.[a,b]	11,789	129,090
TherapeuticsMD Inc.[a,b]	20,542	90,796
Theravance Biopharma Inc.[a,b]	5,902	188,156
Theravance Inc.[a,b]	20,659	615,225
VIVUS Inc.[a,b]	26,310	139,969
XenoPort Inc.[a]	11,437	55,241
Zoetis Inc.	133,834	4,318,823
Zogenix Inc.[a,b]	30,474	61,253

		298,264,361
PROFESSIONAL SERVICES — 0.41%
Acacia Research Corp.[b]	13,049	231,620
Advisory Board Co. (The)[a,b]	9,039	468,220
Barrett Business Services Inc.	1,871	87,937
CBIZ Inc.[a,b]	10,137	91,537
CDI Corp.	3,669	52,870
Corporate Executive Board Co. (The)	8,828	602,246
Corporate Resource Services Inc.[a]	4,634	13,809
CRA International Inc.[a]	2,825	65,116
Dun & Bradstreet Corp. (The)	9,770	1,076,654
Equifax Inc.	32,537	2,360,234
Exponent Inc.	3,580	265,314
Franklin Covey Co.[a,b]	3,543	71,321
FTI Consulting Inc.[a]	10,271	388,449
GP Strategies Corp.[a,b]	3,849	99,612
Heidrick & Struggles International Inc.	4,780	88,430
Hill International Inc.[a]	6,358	39,610
Huron Consulting Group Inc.[a]	6,174	437,243
ICF International Inc.[a]	5,180	183,165
IHS Inc. Class Aa	17,943	2,434,327
Insperity Inc.	6,042	199,386
Kelly Services Inc. Class A	6,913	118,696
Kforce Inc.	7,548	163,414
Korn/Ferry International[a]	12,638	371,178
Manpowergroup Inc.	21,036	1,784,905
Mistras Group Inc.[a,b]	4,095	100,409
Navigant Consulting Inc.[a]	13,626	237,774
Nielsen NV	74,330	3,598,315
On Assignment Inc.[a]	14,267	507,477
Paylocity Holding Corp.[a]	2,211	47,824
Pendrell Corp.[a]	42,239	74,341
Resources Connection Inc.	11,132	145,941
Robert Half International Inc.	36,675	1,750,865
RPX Corp.[a,b]	13,843	245,713
Towers Watson & Co. Class A	17,107	1,783,063
TriNet Group Inc.[a]	4,149	99,866
TrueBlue Inc.[a]	10,702	295,054
Verisk Analytics Inc. Class Aa	43,874	2,633,317
VSE Corp.	1,056	74,258
WageWorks Inc.[a,b]	9,214	444,207

		23,733,717
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.56%
Acadia Realty Trust	14,098	396,013
AG Mortgage Investment Trust Inc.	7,187	136,050
Agree Realty Corp.	3,190	96,434
Alexander’s Inc.[b]	620	229,071
Alexandria Real Estate Equities Inc.[b]	18,846	1,463,203

Security	Shares	Value

Altisource Residential Corp.	14,896	$387,743
American Assets Trust Inc.	8,223	284,105
American Campus Communities Inc.	27,342	1,045,558
American Capital Agency Corp.	93,765	2,195,039
American Capital Mortgage Investment Corp.	15,368	307,667
American Homes 4 Rent Class A	36,726	652,254
American Realty Capital Healthcare Trust Inc.	44,686	486,631
American Realty Capital Properties Inc.	239,449	3,000,296
American Residential Properties Inc.[a,b]	8,355	156,656
American Tower Corp.	104,676	9,418,746
AmREIT Inc.	4,224	77,299
Annaly Capital Management Inc.	249,152	2,847,807
Anworth Mortgage Asset Corp.[b]	36,201	186,797
Apartment Investment and Management Co. Class A	37,965	1,225,131
Apollo Commercial Real Estate Finance Inc.	14,460	238,445
Apollo Residential Mortgage Inc.	7,994	133,660
Ares Commercial Real Estate Corp.	7,687	95,396
Armada Hoffler Properties Inc.	4,991	48,313
ARMOUR Residential REIT Inc.	97,980	424,253
Ashford Hospitality Prime Inc.	3,954	67,851
Ashford Hospitality Trust Inc.	19,814	228,654
Associated Estates Realty Corp.	17,640	317,873
AvalonBay Communities Inc.	34,566	4,914,940
Aviv REIT Inc.	5,113	144,033
BioMed Realty Trust Inc.[b]	49,546	1,081,589
Boston Properties Inc.	40,487	4,784,754
Brandywine Realty Trust	42,293	659,771
Brixmor Property Group Inc.	12,520	287,334
Camden Property Trust	22,297	1,586,432
Campus Crest Communities Inc.	16,992	147,151
Capstead Mortgage Corp.	24,561	322,977
CareTrust REIT Inc.[a]	4,665	92,367
CatchMark Timber Trust Inc. Class A	3,192	43,635
CBL & Associates Properties Inc.[b]	42,933	815,727
Cedar Realty Trust Inc.	26,526	165,787
Chambers Street Properties	65,516	526,749
Chatham Lodging Trust	7,471	163,615
Chesapeake Lodging Trust	12,531	378,812
Chimera Investment Corp.[b]	271,558	866,270
Colony Financial Inc.	24,815	576,204
Columbia Property Trust Inc.	32,984	857,914
CommonWealth REIT	31,289	823,526
CoreSite Realty Corp.	5,503	181,984
Corporate Office Properties Trust	22,565	627,533
Corrections Corp. of America	31,371	1,030,537
Cousins Properties Inc.	52,161	649,404
Crown Castle International Corp.	88,103	6,542,529
CubeSmart	39,837	729,814
CyrusOne Inc.	5,002	124,550
CYS Investments Inc.	46,089	415,723
DCT Industrial Trust Inc.	84,541	694,082
DDR Corp.[b]	78,046	1,375,951
DiamondRock Hospitality Co.	49,870	639,333
Digital Realty Trust Inc.[b]	35,974	2,098,004
Douglas Emmett Inc.	36,986	1,043,745
Duke Realty Corp.	88,164	1,601,058
DuPont Fabros Technology Inc.[b]	16,093	433,867
Dynex Capital Inc.	14,533	128,617
EastGroup Properties Inc.	7,950	510,628
Education Realty Trust Inc.	29,808	320,138
Empire State Realty Trust Inc. Class A	25,355	418,357
EPR Properties	13,895	776,314
Equity Lifestyle Properties, Inc.	21,822	963,660

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Equity One Inc.	15,827	$373,359
Equity Residential	95,837	6,037,731
Essex Property Trust Inc.	16,486	3,048,426
Excel Trust Inc.	13,414	178,809
Extra Space Storage Inc.	30,553	1,626,947
Federal Realty Investment Trust	17,619	2,130,489
FelCor Lodging Trust Inc.	33,227	349,216
First Industrial Realty Trust Inc.	28,295	533,078
First Potomac Realty Trust	15,477	203,058
Franklin Street Properties Corp.	24,397	306,914
Gaming and Leisure Properties Inc.	22,260	756,172
General Growth Properties Inc.	148,919	3,508,532
GEO Group Inc. (The)	19,086	681,943
Getty Realty Corp.	6,869	131,061
Gladstone Commercial Corp.	2,996	53,539
Glimcher Realty Trust[b]	36,792	398,457
Government Properties Income Trust[b]	13,242	336,214
Gramercy Property Trust Inc.[b]	26,956	163,084
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,881	55,654
Hatteras Financial Corp.	25,834	511,772
HCP Inc.	121,184	5,014,594
Health Care REIT Inc.	81,038	5,078,651
Healthcare Realty Trust Inc.[b]	25,693	653,116
Healthcare Trust of America Inc. Class A	62,416	751,489
Hersha Hospitality Trust	53,262	357,388
Highwoods Properties Inc.	24,899	1,044,513
Home Properties Inc.	15,001	959,464
Hospitality Properties Trust	39,491	1,200,526
Host Hotels & Resorts Inc.	199,110	4,382,411
Hudson Pacific Properties Inc.	14,392	364,693
Inland Real Estate Corp.	20,694	219,977
Invesco Mortgage Capital Inc.	32,489	564,009
Investors Real Estate Trust[b]	32,941	303,387
iStar Financial Inc.[a]	22,313	334,249
Kilroy Realty Corp.	21,384	1,331,796
Kimco Realty Corp.	108,024	2,482,391
Kite Realty Group Trust	34,482	211,719
LaSalle Hotel Properties	27,861	983,215
Lexington Realty Trust[b]	54,157	596,269
Liberty Property Trust[b]	38,912	1,475,932
LTC Properties Inc.	9,048	353,234
Macerich Co. (The)[b]	37,096	2,476,158
Mack-Cali Realty Corp.	23,308	500,656
Medical Properties Trust Inc.	45,424	601,414
MFA Financial Inc.	94,450	775,434
Mid-America Apartment Communities Inc.	19,581	1,430,392
Monmouth Real Estate Investment Corp. Class A	18,039	181,112
National Health Investors Inc.	8,682	543,146
National Retail Properties Inc.[b]	32,445	1,206,630
New Residential Investment Corp.	77,754	489,850
New York Mortgage Trust Inc.[b]	26,911	210,175
New York REIT Inc.	46,491	514,190
NorthStar Realty Finance Corp.	97,659	1,697,313
Omega Healthcare Investors Inc.[b]	32,703	1,205,433
One Liberty Properties Inc.	3,041	64,895
Owens Realty Mortgage Inc.	2,842	55,277
Parkway Properties Inc.	18,659	385,308
Pebblebrook Hotel Trust	16,115	595,610
Pennsylvania Real Estate Investment Trust	18,609	350,221
PennyMac Mortgage Investment Trust[c]	14,647	321,355
Physicians Realty Trust	8,504	122,373
Piedmont Office Realty Trust Inc. Class A	40,719	771,218
Plum Creek Timber Co. Inc.	46,690	2,105,719

Security	Shares	Value

Post Properties Inc.	14,381	$768,808
Potlatch Corp.	10,702	443,063
Prologis Inc.	132,743	5,454,410
PS Business Parks Inc.	4,860	405,761
Public Storage	38,039	6,517,983
QTS Realty Trust Inc. Class A	3,720	106,504
RAIT Financial Trust[b]	25,531	211,141
Ramco-Gershenson Properties Trust	16,437	273,183
Rayonier Inc.	33,175	1,179,371
Realty Income Corp.[b]	58,790	2,611,452
Redwood Trust Inc.[b]	20,878	406,495
Regency Centers Corp.	25,056	1,395,118
Resource Capital Corp.[b]	33,163	186,708
Retail Opportunity Investments Corp.	17,858	280,906
Retail Properties of America Inc. Class A	62,268	957,682
Rexford Industrial Realty Inc.	8,700	123,888
RLJ Lodging Trust	34,984	1,010,688
Rouse Properties Inc.	9,649	165,094
Ryman Hospitality Properties Inc.	11,621	559,551
Sabra Healthcare REIT Inc.	12,726	365,363
Saul Centers Inc.	1,984	96,422
Select Income REIT	9,625	285,285
Senior Housing Properties Trust	53,866	1,308,405
Silver Bay Realty Trust Corp.	3,640	59,405
Simon Property Group Inc.	81,996	13,634,295
SL Green Realty Corp.	23,974	2,622,995
Sovran Self Storage Inc.	9,141	706,142
Spirit Realty Capital Inc.	106,192	1,206,341
STAG Industrial Inc.	13,741	329,921
Starwood Property Trust Inc.	58,974	1,401,812
Starwood Waypoint Residential Trust[a]	10,234	268,233
Strategic Hotels & Resorts Inc.[a]	65,042	761,642
Summit Hotel Properties Inc.	24,232	256,859
Sun Communities Inc.[b]	11,333	564,837
Sunstone Hotel Investors Inc.	48,270	720,671
Tanger Factory Outlet Centers Inc.	24,516	857,325
Taubman Centers Inc.	16,748	1,269,666
Terreno Realty Corp.	8,964	173,274
Trade Street Residential Inc.	4,900	36,701
Two Harbors Investment Corp.	94,667	992,110
UDR Inc.	66,240	1,896,451
UMH Properties Inc.	3,366	33,761
Universal Health Realty Income Trust	2,895	125,875
Urstadt Biddle Properties Inc. Class A	5,967	124,591
Ventas Inc.	76,763	4,920,508
Vornado Realty Trust	49,830	5,318,356
Washington Prime Group Inc.[a]	40,852	765,566
Washington Real Estate Investment Trust	17,557	456,131
Weingarten Realty Investors	32,117	1,054,722
Western Asset Mortgage Capital Corp.	12,277	173,965
Weyerhaeuser Co.[b]	155,406	5,142,385
Whitestone REIT Class B	4,453	66,394
Winthrop Realty Trust	7,768	119,239
WP Carey Inc.	26,182	1,686,121

		206,203,292
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	12,798	530,477
Altisource Asset Management Corp.[a]	372	268,978
Altisource Portfolio Solutions SAa	3,851	441,248
AV Homes Inc.[a]	2,554	41,758
CBRE Group Inc. Class Aa	73,426	2,352,569

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Consolidated-Tomoka Land Co.	1,069	$49,067
Forest City Enterprises Inc. Class Aa	43,764	869,591
Forestar Group Inc.[a]	9,078	173,299
Howard Hughes Corp. (The)[a]	10,429	1,646,009
Jones Lang LaSalle Inc.	11,570	1,462,332
Kennedy-Wilson Holdings Inc.	19,373	519,584
RE/MAX Holdings Inc. Class A	3,059	90,516
Realogy Holdings Corp.[a]	38,498	1,451,759
St. Joe Co. (The)[a,b]	16,187	411,635
Tejon Ranch Co.[a]	3,540	113,953

		10,422,775
ROAD & RAIL — 1.02%
AMERCO	1,928	560,585
ArcBest Corp.	6,622	288,123
Avis Budget Group Inc.[a]	27,819	1,660,516
Celadon Group Inc.	5,161	110,033
Con-way Inc.	14,775	744,808
CSX Corp.	265,094	8,167,546
Genesee & Wyoming Inc. Class Aa	13,722	1,440,810
Heartland Express Inc.	15,504	330,855
Hertz Global Holdings Inc.[a]	118,072	3,309,558
J.B. Hunt Transport Services Inc.	24,799	1,829,670
Kansas City Southern Industries Inc.	29,546	3,176,491
Knight Transportation Inc.	15,156	360,258
Landstar System Inc.	12,485	799,040
Marten Transport Ltd.	6,025	134,659
Norfolk Southern Corp.	81,729	8,420,539
Old Dominion Freight Line Inc.[a]	16,602	1,057,215
P.A.M. Transportation Services Inc.[a]	850	23,766
Patriot Transportation Holding Inc.[a]	1,662	58,120
Quality Distribution Inc.[a,b]	5,686	84,494
Roadrunner Transportation Systems Inc.[a]	7,263	204,090
Ryder System Inc.	14,277	1,257,661
Saia Inc.[a,b]	6,343	278,648
Swift Transportation Co.[a,b]	23,521	593,435
Union Pacific Corp.	239,086	23,848,829
Universal Truckload Services Inc.	1,355	34,363
USA Truck Inc.[a]	1,653	30,729
Werner Enterprises Inc.	11,650	308,842
YRC Worldwide Inc.[a,b]	7,520	211,387

		59,325,070
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.40%
Advanced Energy Industries Inc.[a]	10,513	202,375
Advanced Micro Devices Inc.[a,b]	159,073	666,516
Alpha & Omega Semiconductor Ltd.[a]	4,608	42,716
Altera Corp.	84,240	2,928,182
Ambarella Inc.[a,b]	7,522	234,536
Amkor Technology Inc.[a]	24,820	277,488
Analog Devices Inc.	82,362	4,453,313
Applied Materials Inc.	322,463	7,271,541
Applied Micro Circuits Corp.[a,b]	22,381	241,939
Atmel Corp.[a]	112,774	1,056,692
Avago Technologies Ltd.	65,729	4,737,089
Axcelis Technologies Inc.[a,b]	27,442	54,884
Broadcom Corp. Class A	141,184	5,240,750
Brooks Automation Inc.	17,475	188,206
Cabot Microelectronics Corp.[a,b]	6,114	272,990
Cascade Microtech Inc.[a]	3,373	46,075
Cavium Inc.[a]	14,388	714,508

Security	Shares	Value

CEVA Inc.[a]	6,047	$89,314
Cirrus Logic Inc.[a]	17,017	386,967
Cohu Inc.	6,137	65,666
Cree Inc.[a,b]	32,131	1,604,943
Cypress Semiconductor Corp.	45,925	501,042
Diodes Inc.[a]	9,238	267,532
DSP Group Inc.[a]	6,098	51,772
Entegris Inc.[a]	36,211	497,720
Entropic Communications Inc.[a]	23,412	77,962
Exar Corp.[a]	9,891	111,768
Fairchild Semiconductor International Inc.[a]	33,678	525,377
First Solar Inc.[a]	19,303	1,371,671
FormFactor Inc.[a]	13,015	108,285
Freescale Semiconductor Ltd.[a,b]	27,657	649,940
GT Advanced Technologies Inc.[a,b]	35,729	664,559
Hittite Microwave Corp.	8,283	645,660
Inphi Corp.[a]	6,142	90,165
Integrated Device Technology Inc.[a]	34,061	526,583
Integrated Silicon Solution Inc.[a]	7,224	106,698
Intel Corp.	1,313,907	40,599,726
International Rectifier Corp.[a]	18,289	510,263
Intersil Corp. Class A	33,565	501,797
IXYS Corp.	6,613	81,472
KLA-Tencor Corp.	43,600	3,167,104
Kopin Corp.[a,b]	17,719	57,764
Lam Research Corp.	42,753	2,889,248
Lattice Semiconductor Corp.[a]	30,887	254,818
Linear Technology Corp.	62,700	2,951,289
M/A-COM Technology Solutions Holdings Inc.[a]	4,352	97,833
Marvell Technology Group Ltd.	107,873	1,545,820
Maxim Integrated Products Inc.	74,620	2,522,902
MaxLinear Inc. Class Aa	5,885	59,262
Micrel Inc.	12,782	144,181
Microchip Technology Inc.	53,045	2,589,126
Micron Technology Inc.[a]	282,438	9,306,332
Microsemi Corp.[a]	25,966	694,850
MKS Instruments Inc.	13,857	432,893
Monolithic Power Systems Inc.	9,688	410,287
Nanometrics Inc.[a]	6,156	112,347
NVE Corp.[a]	1,201	66,764
NVIDIA Corp.	147,271	2,730,404
OmniVision Technologies Inc.[a]	13,708	301,302
ON Semiconductor Corp.[a]	120,164	1,098,299
PDF Solutions Inc.[a,b]	9,359	198,598
Peregrine Semiconductor Corp.[a,b]	6,946	47,650
Pericom Semiconductor Corp.[a]	6,041	54,611
Photronics Inc.[a,b]	15,765	135,579
PLX Technology Inc.[a]	9,766	63,186
PMC-Sierra Inc.[a]	45,760	348,234
Power Integrations Inc.	7,532	433,391
QuickLogic Corp.[a]	14,555	75,249
Rambus Inc.[a,b]	29,180	417,274
RF Micro Devices Inc.[a]	73,447	704,357
Rubicon Technology Inc.[a,b]	4,587	40,136
Rudolph Technologies Inc.[a]	8,626	85,225
Semtech Corp.[a]	17,338	453,389
Silicon Image Inc.[a]	21,932	110,537
Silicon Laboratories Inc.[a]	11,229	553,028
Skyworks Solutions Inc.	50,041	2,349,925
Spansion Inc. Class Aa	15,811	333,138
SunEdison Inc.[a,b]	69,912	1,580,011
SunPower Corp.[a,b]	12,633	517,700
Synaptics Inc.[a]	9,544	865,068

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Teradyne Inc.	52,297	$1,025,021
Tessera Technologies Inc.	13,697	302,430
Texas Instruments Inc.	284,887	13,614,750
TriQuint Semiconductor Inc.[a]	44,402	701,996
Ultra Clean Holdings Inc.[a]	6,539	59,178
Ultratech Inc.[a,b]	6,906	153,175
Veeco Instruments Inc.[a,b]	10,172	379,009
Vitesse Semiconductor Corp.[a]	12,713	43,860
Xcerra Corp.[a,b]	12,786	116,353
Xilinx Inc.	70,794	3,349,264

		139,210,829
SOFTWARE — 3.78%
A10 Networks Inc.[a]	3,357	44,648
ACI Worldwide Inc.[a,b]	10,527	587,722
Activision Blizzard Inc.	130,640	2,913,272
Actuate Corp.[a]	12,983	61,929
Adobe Systems Inc.[a]	131,372	9,506,078
Advent Software Inc.	13,506	439,890
American Software Inc. Class A	6,238	61,631
ANSYS Inc.[a]	24,401	1,850,084
Aspen Technology Inc.[a]	24,641	1,143,342
Autodesk Inc.[a]	60,101	3,388,494
AVG Technologies[a,b]	9,216	185,518
Barracuda Networks Inc.[a,b]	2,046	63,467
Blackbaud Inc.	11,882	424,663
Bottomline Technologies Inc.[a,b]	9,461	283,073
BroadSoft Inc.[a]	7,193	189,823
CA Inc.	86,279	2,479,658
Cadence Design Systems Inc.[a]	74,602	1,304,789
Callidus Software Inc.[a]	14,430	172,294
Cinedigm Corp.[a]	20,197	50,291
Citrix Systems Inc.[a]	43,431	2,716,609
CommVault Systems Inc.[a,b]	12,187	599,235
Compuware Corp.	57,660	576,023
Comverse Inc.[a]	5,712	152,396
Concur Technologies Inc.[a,b]	12,845	1,198,952
Covisint Corp.[a]	1,976	9,603
Cyan Inc.[a,b]	2,092	8,431
Digimarc Corp.	1,891	61,647
Ebix Inc.[b]	7,590	108,613
Electronic Arts Inc.[a]	82,949	2,975,381
Ellie Mae Inc.[a,b]	6,660	207,326
EPIQ Systems Inc.	8,488	119,256
ePlus Inc.[a]	1,081	62,914
FactSet Research Systems Inc.	11,590	1,394,045
Fair Isaac Corp.	9,083	579,132
FireEye Inc.[a]	22,557	914,686
FleetMatics Group PLC[a]	9,778	316,221
Fortinet Inc.[a]	34,849	875,755
Gigamon Inc.[a,b]	6,248	119,587
Glu Mobile Inc.[a,b]	29,172	145,860
Guidance Software Inc.[a,b]	3,944	35,969
Guidewire Software Inc.[a]	17,869	726,554
Imperva Inc.[a]	5,275	138,100
Infoblox Inc.[a]	15,104	198,618
Informatica Corp.[a]	28,620	1,020,303
Interactive Intelligence Group Inc.[a]	3,942	221,264
Intuit Inc.	74,930	6,034,113
Jive Software Inc.[a,b]	10,450	88,930
Kofax Ltd.[a]	19,583	168,414
Manhattan Associates Inc.[a]	20,004	688,738

Security	Shares	Value

Mavenir Systems Inc.[a,b]	4,244	$64,297
Mentor Graphics Corp.	24,534	529,198
MICROS Systems Inc.[a]	19,748	1,340,889
Microsoft Corp.	2,180,275	90,917,468
MicroStrategy Inc. Class Aa	2,245	315,692
Model N Inc.[a]	7,392	81,682
Monotype Imaging Holdings Inc.	9,787	275,700
NetScout Systems Inc.[a]	9,688	429,566
NetSuite Inc.[a,b]	10,932	949,772
Nuance Communications Inc.[a,b]	68,764	1,290,700
Oracle Corp.	866,922	35,136,349
Park City Group Inc.[a]	2,518	27,421
Paycom Software Inc.[a]	1,720	25,095
Pegasystems Inc.	9,192	194,135
Progress Software Corp.[a]	14,525	349,181
Proofpoint Inc.[a,b]	9,694	363,137
PROS Holdings Inc.[a,b]	5,776	152,717
PTC Inc.[a]	31,614	1,226,623
QAD Inc. Class A	1,718	36,628
QLIK Technologies Inc.[a,b]	22,550	510,081
Qualys Inc.[a,b]	4,142	106,325
Rally Software Development Corp.[a]	7,588	82,633
RealPage Inc.[a,b]	12,202	274,301
Red Hat Inc.[a]	49,896	2,757,752
Rosetta Stone Inc.[a]	2,852	27,721
Rovi Corp.[a]	27,235	652,551
Rubicon Project Inc. (The)[a]	2,089	26,823
Salesforce.com Inc.[a,b]	162,016	9,409,889
Sapiens International Corp.[a]	3,701	29,608
SeaChange International Inc.[a]	7,604	60,908
ServiceNow Inc.[a,b]	37,982	2,353,365
Silver Spring Networks Inc.[a]	9,047	120,597
SolarWinds Inc.[a]	17,271	667,697
Solera Holdings Inc.	17,907	1,202,455
Splunk Inc.[a,b]	31,154	1,723,751
SS&C Technologies Holdings Inc.[a]	17,920	792,422
Symantec Corp.	182,568	4,180,807
Synchronoss Technologies Inc.[a]	9,236	322,891
Synopsys Inc.[a]	40,627	1,577,140
Tableau Software Inc. Class Aa,b	10,019	714,655
Take-Two Interactive Software Inc.[a]	26,002	578,284
Tangoe Inc.[a]	11,797	177,663
TeleCommunication Systems Inc.[a]	12,537	41,247
TeleNav Inc.[a,b]	4,211	23,961
TIBCO Software Inc.[a]	43,512	877,637
TiVo Inc.[a]	32,808	423,551
Tyler Technologies Inc.[a]	8,926	814,140
Ultimate Software Group Inc. (The)[a,b]	7,674	1,060,317
Varonis Systems Inc.[a,b]	2,174	63,068
Vasco Data Security International Inc.[a]	7,518	87,209
Verint Systems Inc.[a]	13,850	679,343
VirnetX Holding Corp.[a,b]	11,022	194,097
VMware Inc. Class Aa,b	23,128	2,239,022
Vringo Inc.[a,b]	17,641	60,332
Workday Inc. Class Aa,b	24,690	2,218,643
Zendesk Inc.[a]	2,999	52,123
Zynga Inc. Class Aa,b	190,566	611,717

		219,116,317
SPECIALTY RETAIL — 2.17%
Aaron’s Inc.	17,046	607,519
Abercrombie & Fitch Co. Class A	19,208	830,746

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Advance Auto Parts Inc.	19,656	$2,651,988
Aeropostale Inc.[a,b]	21,472	74,937
America’s Car-Mart Inc.[a,b]	2,084	82,422
American Eagle Outfitters Inc.	50,278	564,119
ANN INC.[a]	12,876	529,719
Asbury Automotive Group Inc.[a]	8,168	561,468
Ascena Retail Group Inc.[a]	32,571	556,964
AutoNation Inc.[a,b]	19,155	1,143,170
AutoZone Inc.[a]	8,608	4,615,954
Barnes & Noble Inc.[a,b]	10,645	242,600
bebe stores inc.	9,917	30,247
Bed Bath & Beyond Inc.[a]	54,074	3,102,766
Best Buy Co. Inc.	75,730	2,348,387
Big 5 Sporting Goods Corp.	4,302	52,786
Brown Shoe Co. Inc.	11,458	327,813
Buckle Inc. (The)[b]	7,249	321,566
Build-A-Bear Workshop Inc.[a]	3,254	43,473
Cabela’s Inc.[a,b]	13,526	844,022
CarMax Inc.[a]	59,061	3,071,763
Cato Corp. (The) Class A	7,232	223,469
Chico’s FAS Inc.	42,697	724,141
Children’s Place Inc. (The)	6,316	313,463
Christopher & Banks Corp.[a]	9,578	83,903
Citi Trends Inc.[a]	3,880	83,265
Conn’s Inc.[a,b]	7,256	358,374
Container Store Group Inc. (The)[a,b]	3,794	105,397
CST Brands Inc.	19,885	686,032
Destination Maternity Corp.	3,592	81,790
Destination XL Group Inc.[a]	10,881	59,954
Dick’s Sporting Goods Inc.	25,755	1,199,153
DSW Inc. Class A	18,770	524,434
Express Inc.[a]	22,308	379,905
Finish Line Inc. (The) Class A	13,439	399,676
Five Below Inc.[a,b]	14,257	568,997
Foot Locker Inc.	39,349	1,995,781
Francesca’s Holdings Corp.[a,b]	11,600	170,984
GameStop Corp. Class A	31,282	1,265,983
Gap Inc. (The)	69,839	2,903,207
Genesco Inc.[a]	6,515	535,077
GNC Holdings Inc. Class A	24,029	819,389
Group 1 Automotive Inc.	6,364	536,549
Guess? Inc.	15,621	421,767
Haverty Furniture Companies Inc.	4,902	123,187
hhgregg Inc.[a,b]	4,092	41,616
Hibbett Sports Inc.[a,b]	6,941	375,994
Home Depot Inc. (The)	360,973	29,224,374
Kirkland’s Inc.[a]	3,305	61,308
L Brands Inc.	64,333	3,773,774
Lithia Motors Inc. Class A	5,721	538,174
Lowe’s Companies Inc.	268,898	12,904,415
Lumber Liquidators Holdings Inc.[a]	7,203	547,068
MarineMax Inc.[a]	5,296	88,655
Mattress Firm Holding Corp.[a,b]	3,674	175,434
Men’s Wearhouse Inc. (The)	12,096	674,957
Monro Muffler Brake Inc.[b]	8,113	431,530
Murphy USA Inc.[a]	12,569	614,498
New York & Co. Inc.[a]	7,008	25,860
O’Reilly Automotive Inc.[a]	27,999	4,216,649
Office Depot Inc.[a]	140,669	800,407
Outerwall Inc.[a,b]	5,380	319,303
Pacific Sunwear of California Inc.[a]	12,112	28,827
Penske Automotive Group Inc.	11,123	550,588
Pep Boys — Manny, Moe & Jack (The)[a]	13,927	159,603

Security	Shares	Value

PetSmart Inc.	26,185	$1,565,863
Pier 1 Imports Inc.	25,577	394,142
Rent-A-Center Inc.	14,924	428,020
Restoration Hardware Holdings Inc.[a,b]	8,200	763,010
Ross Stores Inc.	56,065	3,707,578
Sally Beauty Holdings Inc.[a]	44,620	1,119,070
Sears Hometown and Outlet Stores Inc.[a,b]	2,066	44,357
Select Comfort Corp.[a]	14,917	308,185
Shoe Carnival Inc.	3,798	78,429
Signet Jewelers Ltd.	21,307	2,356,341
Sonic Automotive Inc. Class A	10,647	284,062
Sportsman’s Warehouse Holdings Inc.[a]	2,569	20,552
Stage Stores Inc.	8,040	150,268
Staples Inc.	174,578	1,892,426
Stein Mart Inc.	7,069	98,188
Systemax Inc.[a]	3,074	44,173
Tiffany & Co.	29,996	3,007,099
Tile Shop Holdings Inc. (The)[a,b]	8,580	131,188
Tilly’s Inc. Class Aa,b	2,366	19,023
TJX Companies Inc. (The)	184,842	9,824,352
Tractor Supply Co.	36,715	2,217,586
Ulta Salon, Cosmetics & Fragrance Inc.[a]	16,721	1,528,467
Urban Outfitters Inc.[a]	28,174	953,972
Vitamin Shoppe Inc.[a]	7,776	334,524
West Marine Inc.[a,b]	3,825	39,245
Williams-Sonoma Inc.	24,844	1,783,302
Winmark Corp.	641	44,633
Zumiez Inc.[a,b]	5,792	159,801

		126,019,196
TEXTILES, APPAREL & LUXURY GOODS — 0.81%
Carter’s Inc.	14,579	1,004,931
Coach Inc.	73,895	2,526,470
Columbia Sportswear Co.	3,897	322,087
Crocs Inc.[a,b]	23,666	355,700
Culp Inc.	2,268	39,486
Deckers Outdoor Corp.[a]	9,043	780,682
Fossil Group Inc.[a]	12,303	1,285,910
G-III Apparel Group Ltd.[a]	4,338	354,241
Hanesbrands Inc.	26,609	2,619,390
Iconix Brand Group Inc.[a,b]	13,259	569,341
Kate Spade & Co.[a]	33,757	1,287,492
Michael Kors Holdings Ltd.[a,b]	53,736	4,763,696
Movado Group Inc.	4,675	194,807
Nike Inc. Class B	184,362	14,297,273
Oxford Industries Inc.	3,731	248,746
Perry Ellis International Inc.[a]	3,111	54,256
PVH Corp.	21,863	2,549,226
Quiksilver Inc.[a]	34,353	122,984
R.G. Barry Corp.	2,380	45,101
Ralph Lauren Corp.	15,776	2,535,045
Sequential Brands Group Inc.	4,455	61,524
SKECHERS U.S.A. Inc. Class Aa	10,036	458,645
Steven Madden Ltd.[a]	15,601	535,114
Tumi Holdings Inc.[a,b]	12,611	253,859
Under Armour Inc. Class Aa,b	45,616	2,713,696
Unifi Inc.[a]	3,649	100,457
Vera Bradley Inc.[a,b]	5,181	113,309
VF Corp.	91,057	5,736,591
Vince Holding Corp.[a]	3,031	110,995
Wolverine World Wide Inc.	27,853	725,849

		46,766,903

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.25%
Astoria Financial Corp.	22,880	$307,736
Banc of California Inc.	9,196	100,236
Bank Mutual Corp.	11,876	68,881
BankFinancial Corp.	5,513	61,525
BBX Capital Corp.[a]	1,904	34,272
Beneficial Mutual Bancorp Inc.[a]	8,633	117,064
Berkshire Hills Bancorp Inc.	6,499	150,907
BofI Holding Inc.[a]	3,779	277,643
Brookline Bancorp Inc.	18,506	173,401
Capitol Federal Financial Inc.	39,195	476,611
Charter Financial Corp.	5,977	66,345
Clifton Bancorp Inc.	6,869	87,030
Dime Community Bancshares Inc.	8,221	129,810
ESB Financial Corp.	3,252	42,081
Essent Group Ltd.[a]	10,870	218,378
EverBank Financial Corp.	24,182	487,509
Federal Agricultural Mortgage Corp. Class C NVS	2,716	84,413
First Defiance Financial Corp.	2,577	73,960
First Financial Northwest Inc.	4,199	45,643
Flagstar Bancorp Inc.[a]	5,193	93,993
Fox Chase Bancorp Inc.	3,176	53,547
Franklin Financial Corp.[a]	3,823	82,959
Home Loan Servicing Solutions Ltd.	19,876	451,782
HomeStreet Inc.	5,362	98,500
Hudson City Bancorp Inc.	139,653	1,372,789
Kearny Financial Corp.[a]	4,000	60,560
Ladder Capital Corp. Class Aa,b	4,615	83,393
Meridian Interstate Bancorp Inc.[a,b]	2,227	57,189
Meta Financial Group Inc.	1,404	56,160
MGIC Investment Corp.[a]	89,757	829,355
NASB Financial Inc.[b]	1,097	25,944
Nationstar Mortgage Holdings Inc.[a,b]	5,562	201,901
New York Community Bancorp Inc.	116,022	1,854,032
NMI Holdings Inc. Class Aa	13,340	140,070
Northfield Bancorp Inc	15,349	201,225
Northwest Bancshares Inc.	25,665	348,274
OceanFirst Financial Corp.	3,811	63,110
Ocwen Financial Corp.[a,b]	27,283	1,012,199
Oritani Financial Corp.	11,929	183,587
PennyMac Financial Services Inc. Class Aa,c	3,152	47,879
People’s United Financial Inc.	81,456	1,235,688
Provident Financial Services Inc.	15,870	274,868
Radian Group Inc.	51,024	755,665
Stonegate Mortgage Corp.[a]	3,773	52,633
Territorial Bancorp Inc.	2,904	60,636
TFS Financial Corp.[a]	21,460	306,020
Tree.com Inc.[a]	1,666	48,547
TrustCo Bank Corp. NY	24,616	164,435
United Community Financial Corp.[a]	10,455	43,179
United Financial Bancorp Inc.	15,310	207,451
Walker & Dunlop Inc.[a,b]	6,868	96,908
Washington Federal Inc.	28,200	632,526
Waterstone Financial Inc.	8,855	101,036
WSFS Financial Corp.	2,005	147,708

		14,449,193
TOBACCO — 1.18%
22nd Century Group Inc.	10,849	33,306
Alliance One International Inc.[a]	23,727	59,318
Altria Group Inc.	524,312	21,989,645

Security	Shares	Value

Lorillard Inc.	95,690	$5,834,219
Philip Morris International Inc.	415,149	35,001,212
Reynolds American Inc.	81,487	4,917,741
Universal Corp.	6,062	335,532
Vector Group Ltd.	15,972	330,301

		68,501,274
TRADING COMPANIES & DISTRIBUTORS — 0.37%
Aceto Corp.	7,207	130,735
Air Lease Corp.	26,834	1,035,256
Aircastle Ltd.	17,979	319,487
Applied Industrial Technologies Inc.	11,067	561,429
Beacon Roofing Supply Inc.[a]	12,417	411,251
CAI International Inc.[a]	4,553	100,211
DXP Enterprises Inc.[a]	3,704	279,800
Fastenal Co.	79,261	3,922,627
GATX Corp.	12,403	830,257
General Finance Corp.[a]	2,922	27,759
H&E Equipment Services Inc.[a]	7,629	277,238
HD Supply Holdings Inc.[a]	27,908	792,308
Houston Wire & Cable Co.	4,639	57,570
Kaman Corp.	7,002	299,195
MRC Global Inc.[a]	26,817	758,653
MSC Industrial Direct Co. Inc. Class A	12,467	1,192,344
NOW Inc.[a,b]	28,274	1,023,802
Rush Enterprises Inc. Class Aa,b	8,787	304,645
Stock Building Supply Holdings Inc.[a]	4,193	82,728
TAL International Group Inc.	8,897	394,671
Textainer Group Holdings Ltd.	5,630	217,431
Titan Machinery Inc.[a,b]	4,528	74,531
United Rentals Inc.[a,b]	25,650	2,686,324
W.W. Grainger Inc.	15,386	3,912,198
Watsco Inc.	6,767	695,377
WESCO International Inc.[a]	11,535	996,393

		21,384,220
TRANSPORTATION INFRASTRUCTURE — 0.00%
Wesco Aircraft Holdings Inc.[a]	13,772	274,889

		274,889
WATER UTILITIES — 0.08%
American States Water Co.	9,984	331,768
American Water Works Co. Inc.	46,860	2,317,227
Aqua America Inc.	45,925	1,204,154
Artesian Resources Corp. Class A	2,048	46,039
California Water Service Group	12,575	304,315
Connecticut Water Service Inc.	4,298	145,573
Middlesex Water Co.	4,021	85,165
SJW Corp.	3,818	103,850
York Water Co. (The)	3,555	74,015

		4,612,106
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Boingo Wireless Inc.[a,b]	4,144	28,304
Leap Wireless International Inc.[b]	13,915	35,066
NTELOS Holdings Corp.	3,885	48,407
RingCentral Inc. Class Aa,b	7,448	112,688
SBA Communications Corp. Class Aa	34,270	3,505,821
Shenandoah Telecommunications Co.	6,128	186,659

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2014

Security	Shares	Value

Sprint Corp.[a]	192,270	$1,640,063
T-Mobile US Inc.[a]	70,004	2,353,534
Telephone & Data Systems Inc.	22,720	593,219
United States Cellular Corp.[a]	3,656	149,165
USA Mobility Inc.	5,337	82,190

		8,735,116

TOTAL COMMON STOCKS
(Cost: $4,409,360,311)		5,778,505,245

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c],e,f	167,704,366	167,704,366
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],e,f	10,310,110	10,310,110
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	8,089,532	8,089,532

		186,104,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $186,104,008)		186,104,008

TOTAL INVESTMENTS IN SECURITIES — 102.93%
(Cost: $4,595,464,319)		5,964,609,253
Other Assets, Less Liabilities — (2.93)%		(170,022,812)

NET ASSETS — 100.00%		$5,794,586,441

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

294

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.53%

AEROSPACE & DEFENSE — 1.17%
Alliant Techsystems Inc.	52,307	$7,004,953
B/E Aerospace Inc.[a]	172,669	15,970,156
Exelis Inc.	311,626	5,291,409
Hexcel Corp.[a]	160,605	6,568,745
Huntington Ingalls Industries Inc.	80,614	7,625,278
L-3 Communications Holdings Inc.	141,464	17,081,778
Rockwell Collins Inc.	222,335	17,373,257
Spirit AeroSystems Holdings Inc. Class Aa	197,884	6,668,691
Textron Inc.	457,921	17,533,795
TransDigm Group Inc.	86,828	14,522,851
Triumph Group Inc.	85,690	5,982,876

		121,623,789
AIR FREIGHT & LOGISTICS — 0.29%
C.H. Robinson Worldwide Inc.	243,637	15,541,604
Expeditors International of Washington Inc.	323,808	14,299,362

		29,840,966
AIRLINES — 0.79%
Alaska Air Group Inc.	112,750	10,716,888
Copa Holdings SA Class A	54,767	7,808,131
Southwest Airlines Co.	1,134,841	30,481,829
Spirit Airlines Inc.[a]	119,217	7,539,283
United Continental Holdings Inc.[a]	612,683	25,162,891

		81,709,022
AUTO COMPONENTS — 0.76%
BorgWarner Inc.	375,026	24,447,945
Gentex Corp.	239,585	6,969,527
Goodyear Tire & Rubber Co. (The)	407,637	11,324,156
Lear Corp.	133,403	11,915,556
TRW Automotive Holdings Corp.[a]	181,706	16,266,321
Visteon Corp.[a]	79,482	7,710,549

		78,634,054
AUTOMOBILES — 0.64%
Harley-Davidson Inc.	358,201	25,020,340
Tesla Motors Inc.[a,b]	155,892	37,423,433
Thor Industries Inc.	75,702	4,305,173

		66,748,946
BEVERAGES — 1.15%
Brown-Forman Corp. Class B NVS	252,385	23,767,096
Coca-Cola Enterprises Inc.	412,453	19,707,004
Constellation Brands Inc. Class Aa	263,176	23,193,701
Dr Pepper Snapple Group Inc.	322,157	18,871,957
Molson Coors Brewing Co. Class B NVS	222,985	16,536,568
Monster Beverage Corp.[a]	234,875	16,683,171

		118,759,497

Security	Shares	Value

BIOTECHNOLOGY — 1.29%
Alkermes PLC[a]	237,186	$11,937,572
Alnylam Pharmaceuticals Inc.[a]	108,888	6,878,455
BioMarin Pharmaceutical Inc.[a]	239,401	14,893,136
Cubist Pharmaceuticals Inc.[a,b]	123,748	8,640,085
Incyte Corp.[a,b]	237,295	13,392,930
Intercept Pharmaceuticals Inc.[a]	20,448	4,838,610
Medivation Inc.[a]	125,561	9,678,242
Myriad Genetics Inc.[a,b]	123,061	4,789,534
Pharmacyclics Inc.[a,b]	99,884	8,960,594
Seattle Genetics Inc.[a,b]	166,084	6,352,713
United Therapeutics Corp.[a]	78,764	6,969,826
Vertex Pharmaceuticals Inc.[a]	387,425	36,681,399

		134,013,096
BUILDING PRODUCTS — 0.60%
A.O. Smith Corp.	124,140	6,154,861
Allegion PLC	158,393	8,977,715
Armstrong World Industries Inc.[a]	74,290	4,266,475
Fortune Brands Home & Security Inc.	272,448	10,878,849
Lennox International Inc.	80,689	7,227,314
Masco Corp.	584,959	12,986,090
Owens Corning	193,302	7,476,921
USG Corp.[a]	152,804	4,603,984

		62,572,209
CAPITAL MARKETS — 2.27%
Affiliated Managers Group Inc.[a]	90,687	18,627,110
Ameriprise Financial Inc.	311,456	37,374,720
Artisan Partners Asset Management Inc.	45,154	2,559,329
E*TRADE Financial Corp.[a]	473,421	10,064,930
Eaton Vance Corp. NVS	197,531	7,464,697
Federated Investors Inc. Class B	154,332	4,771,945
Invesco Ltd.	709,743	26,792,798
Lazard Ltd. Class A	202,711	10,451,779
Legg Mason Inc.	170,357	8,741,018
LPL Financial Holdings Inc.	143,316	7,128,538
Northern Trust Corp.	387,916	24,908,086
Raymond James Financial Inc.	204,789	10,388,946
SEI Investments Co.	218,096	7,147,006
T. Rowe Price Group Inc.	430,958	36,377,165
TD Ameritrade Holding Corp.	441,007	13,825,569
Waddell & Reed Financial Inc. Class A	139,851	8,753,274

		235,376,910
CHEMICALS — 2.76%
Airgas Inc.	121,898	13,275,911
Albemarle Corp.	130,500	9,330,750
Ashland Inc.	127,855	13,902,953
Cabot Corp.	105,940	6,143,461
Celanese Corp. Series A	255,809	16,443,402
CF Industries Holdings Inc.	85,423	20,546,794
Cytec Industries Inc.	58,910	6,210,292
Eastman Chemical Co.	246,459	21,528,194
FMC Corp.	218,580	15,560,710
Huntsman Corp.	330,909	9,298,543
International Flavors & Fragrances Inc.	133,364	13,907,198
Mosaic Co. (The)	548,915	27,143,847
NewMarket Corp.	14,813	5,808,325

295

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

Platform Specialty Products Corp.[a]	139,593	$3,912,792
Rayonier Advanced Materials Inc.	68,973	2,672,704
Rockwood Holdings Inc.	119,058	9,047,217
RPM International Inc.	218,630	10,096,333
Scotts Miracle-Gro Co. (The) Class A	73,744	4,193,084
Sherwin-Williams Co. (The)	141,241	29,224,175
Sigma-Aldrich Corp.	194,954	19,783,932
Valspar Corp. (The)	138,824	10,577,001
W.R. Grace & Co.[a]	125,100	11,825,703
Westlake Chemical Corp.	67,531	5,656,397

		286,089,718
COMMERCIAL BANKS — 2.90%
Associated Banc-Corp.	262,269	4,741,823
Bank of Hawaii Corp.	73,121	4,291,471
BankUnited Inc.	166,673	5,580,212
BOK Financial Corp.	44,516	2,964,766
CIT Group Inc.	317,355	14,522,165
City National Corp.	78,205	5,924,811
Comerica Inc.	298,047	14,950,037
Commerce Bancshares Inc.	133,646	6,214,539
Cullen/Frost Bankers Inc.	86,950	6,905,569
East West Bancorp Inc.	235,325	8,234,022
Fifth Third Bancorp	1,395,117	29,785,748
First Horizon National Corp.	389,182	4,615,699
First Niagara Financial Group Inc.	584,458	5,108,163
First Republic Bank	225,841	12,418,997
Fulton Financial Corp.	311,200	3,855,768
Huntington Bancshares Inc.	1,358,066	12,955,950
KeyCorp	1,448,988	20,763,998
M&T Bank Corp.	215,688	26,756,096
PacWest Bancorp	166,741	7,198,209
Popular Inc.[a]	170,044	5,812,104
Regions Financial Corp.	2,262,093	24,023,428
Signature Bank[a,b]	78,079	9,852,008
SunTrust Banks Inc.	874,016	35,013,081
SVB Financial Group[a]	82,710	9,645,640
Synovus Financial Corp.	228,418	5,568,831
TCF Financial Corp.	274,155	4,487,917
Zions Bancorp	303,389	8,940,874

		301,131,926
COMMERCIAL SERVICES & SUPPLIES — 1.44%
ADT Corp. (The)[b]	285,902	9,989,416
Cintas Corp.	164,997	10,483,909
Clean Harbors Inc.[a,b]	99,814	6,413,050
Copart Inc.[a]	184,800	6,645,408
Covanta Holding Corp.	177,809	3,664,643
Iron Mountain Inc.	281,205	9,968,717
KAR Auction Services Inc.	229,122	7,302,118
Pitney Bowes Inc.	332,500	9,183,650
R.R. Donnelley & Sons Co.	328,076	5,564,169
Republic Services Inc.	435,670	16,542,390
Rollins Inc.	103,877	3,116,310
Stericycle Inc.[a]	138,990	16,459,196
Tyco International Ltd.	756,628	34,502,237
Waste Connections Inc.	203,378	9,874,002

		149,709,215

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.04%
ARRIS Group Inc.[a]	206,196	$6,707,556
Brocade Communications Systems Inc.	714,771	6,575,893
CommScope Holding Co. Inc.[a]	102,450	2,369,669
EchoStar Corp. Class Aa	70,723	3,744,076
F5 Networks Inc.[a]	124,235	13,844,748
Harris Corp.	174,579	13,224,359
JDS Uniphase Corp.[a,b]	380,428	4,743,937
Juniper Networks Inc.[a]	777,186	19,072,145
Motorola Solutions Inc.	368,295	24,517,398
Palo Alto Networks Inc.[a]	85,179	7,142,259
Riverbed Technology Inc.[a]	263,895	5,444,154

		107,386,194
COMPUTERS & PERIPHERALS — 1.26%
3D Systems Corp.[a,b]	180,483	10,792,883
Diebold Inc.	106,322	4,270,955
Lexmark International Inc. Class A	101,772	4,901,340
NCR Corp.[a]	275,495	9,667,120
NetApp Inc.	543,441	19,846,465
SanDisk Corp.	371,048	38,748,543
Stratasys Ltd.[a,b]	81,133	9,219,143
Western Digital Corp.	365,145	33,702,883

		131,149,332
CONSTRUCTION & ENGINEERING — 0.74%
AECOM Technology Corp.[a]	163,180	5,254,396
Chicago Bridge & Iron Co. NV	161,684	11,026,849
Fluor Corp.	261,063	20,075,745
Foster Wheeler AG	163,511	5,570,820
Jacobs Engineering Group Inc.[a]	217,005	11,562,026
KBR Inc.	241,874	5,768,695
Quanta Services Inc.[a]	350,215	12,110,435
URS Corp.	113,390	5,198,931

		76,567,897
CONSTRUCTION MATERIALS — 0.30%
Eagle Materials Inc.	82,149	7,745,008
Martin Marietta Materials Inc.	75,872	10,018,898
Vulcan Materials Co.	214,594	13,680,367

		31,444,273
CONSUMER FINANCE — 0.30%
Ally Financial Inc.[a]	443,880	10,613,171
Navient Corp.	693,569	12,283,107
Santander Consumer USA Holdings Inc.	143,303	2,785,810
SLM Corp.	694,724	5,773,157

		31,455,245
CONTAINERS & PACKAGING — 1.15%
AptarGroup Inc.	107,466	7,201,297
Avery Dennison Corp.	156,255	8,008,069
Ball Corp.	228,716	14,335,919
Bemis Co. Inc.	165,624	6,734,272
Crown Holdings Inc.[a]	227,278	11,309,353
Greif Inc. Class A	52,407	2,859,326
MeadWestvaco Corp.	275,410	12,189,646

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

Owens-Illinois Inc.[a,b]	270,859	$9,382,556
Packaging Corp. of America	161,312	11,532,195
Rock-Tenn Co. Class A	117,754	12,433,645
Sealed Air Corp.	354,367	12,108,720
Silgan Holdings Inc.	71,877	3,652,789
Sonoco Products Co.	167,546	7,360,296

		119,108,083
DISTRIBUTORS — 0.34%
Genuine Parts Co.	251,973	22,123,230
LKQ Corp.[a]	495,238	13,217,902

		35,341,132
DIVERSIFIED CONSUMER SERVICES — 0.36%
Apollo Education Group Inc.[a]	159,401	4,981,281
DeVry Education Group Inc.	104,477	4,423,556
Graham Holdings Co. Class B	7,316	5,253,693
H&R Block Inc.	449,868	15,079,575
Service Corp. International	350,572	7,263,852

		37,001,957
DIVERSIFIED FINANCIAL SERVICES — 1.44%
CBOE Holdings Inc.	141,189	6,947,911
Interactive Brokers Group Inc. Class A	88,777	2,067,616
Intercontinental Exchange Inc.	188,891	35,681,510
Leucadia National Corp.	604,644	15,853,766
McGraw Hill Financial Inc.	446,484	37,071,566
Moody’s Corp.	310,129	27,185,908
MSCI Inc. Class Aa	191,501	8,780,321
NASDAQ OMX Group Inc. (The)	191,581	7,398,858
Voya Financial Inc.	236,331	8,588,269

		149,575,725
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
Frontier Communications Corp.	1,644,576	9,604,324
Level 3 Communications Inc.[a]	295,508	12,975,756
tw telecom Inc.[a]	226,317	9,122,838
Windstream Holdings Inc.	988,849	9,848,936

		41,551,854
ELECTRIC UTILITIES — 2.22%
Edison International	534,433	31,055,902
Entergy Corp.	294,255	24,155,393
FirstEnergy Corp.	688,814	23,915,622
Great Plains Energy Inc.	252,950	6,796,767
Hawaiian Electric Industries Inc.[b]	167,016	4,228,845
ITC Holdings Corp.	258,648	9,435,479
Northeast Utilities	518,335	24,501,695
OGE Energy Corp.	326,716	12,768,061
Pepco Holdings Inc.	411,859	11,317,885
Pinnacle West Capital Corp.	181,071	10,473,147
PPL Corp.	1,036,237	36,817,501
Westar Energy Inc.[b]	211,554	8,079,247
Xcel Energy Inc.	823,409	26,538,472

		230,084,016

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.85%
Acuity Brands Inc.	70,971	$9,811,741
AMETEK Inc.	402,398	21,037,367
Babcock & Wilcox Co. (The)	181,225	5,882,563
Hubbell Inc. Class B	97,091	11,956,757
Regal Beloit Corp.	74,157	5,825,774
Rockwell Automation Inc.	227,098	28,423,586
Solarcity Corp.[a,b]	69,646	4,917,008

		87,854,796
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.15%
Amphenol Corp. Class A	257,765	24,833,080
Arrow Electronics Inc.[a,b]	163,483	9,876,008
Avnet Inc.	227,086	10,062,181
AVX Corp.	76,190	1,011,803
CDW Corp.	142,539	4,544,143
Dolby Laboratories Inc. Class Aa	78,517	3,391,934
FLIR Systems Inc.	232,442	8,072,711
Ingram Micro Inc. Class Aa	254,790	7,442,416
IPG Photonics Corp.[a,b]	54,812	3,771,066
Jabil Circuit Inc.	333,776	6,975,918
Knowles Corp.[a]	139,943	4,301,848
National Instruments Corp.	163,465	5,294,631
Tech Data Corp.[a]	62,870	3,930,632
Trimble Navigation Ltd.[a]	427,982	15,813,935
Vishay Intertechnology Inc.	221,401	3,429,502
Zebra Technologies Corp. Class Aa	82,916	6,825,645

		119,577,453
ENERGY EQUIPMENT & SERVICES — 1.79%
Atwood Oceanics Inc.[a,b]	105,420	5,532,442
Cameron International Corp.[a]	334,950	22,679,464
Diamond Offshore Drilling Inc.	110,148	5,466,645
Dresser-Rand Group Inc.[a,b]	125,540	8,000,664
Dril-Quip Inc.[a]	67,043	7,323,777
FMC Technologies Inc.[a]	385,795	23,560,501
Frank’s International NV	56,033	1,378,412
Helmerich & Payne Inc.	158,495	18,402,854
Nabors Industries Ltd.	487,982	14,332,031
Oceaneering International Inc.	177,189	13,843,777
Oil States International Inc.[a]	77,208	4,948,261
Patterson-UTI Energy Inc.	237,139	8,285,637
Rowan Companies PLC Class A	204,267	6,522,245
RPC Inc.	100,605	2,363,211
Seadrill Ltd.[b]	579,394	23,146,790
Superior Energy Services Inc.	256,955	9,286,354
Tidewater Inc.	81,812	4,593,744
Unit Corp.[a]	81,484	5,608,544

		185,275,353
FOOD & STAPLES RETAILING — 0.91%
Kroger Co. (The)	835,797	41,313,446
Rite Aid Corp.[a]	1,601,133	11,480,124
Safeway Inc.	377,837	12,974,922
Sprouts Farmers Market Inc.[a,b]	160,274	5,244,165
Whole Foods Market Inc.	602,963	23,292,461

		94,305,118

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

FOOD PRODUCTS — 2.37%
Bunge Ltd.[b]	241,497	$18,266,833
Campbell Soup Co.[b]	285,036	13,057,499
ConAgra Foods Inc.	690,872	20,505,081
Flowers Foods Inc.	282,408	5,953,161
Hain Celestial Group Inc.[a]	82,140	7,289,103
Hershey Co. (The)	245,257	23,880,674
Hillshire Brands Co. (The)	192,445	11,989,323
Hormel Foods Corp.	219,427	10,828,722
Ingredion Inc.	122,268	9,174,991
J.M. Smucker Co. (The)	170,100	18,127,557
Keurig Green Mountain Inc.	231,984	28,907,526
McCormick & Co. Inc. NVS	214,093	15,326,918
Mead Johnson Nutrition Co. Class A	331,510	30,886,787
Pilgrim’s Pride Corp.[a]	104,038	2,846,480
Pinnacle Foods Inc.	89,412	2,941,655
Tyson Foods Inc. Class A	440,207	16,525,371
WhiteWave Foods Co. (The) Class Aa	285,654	9,246,620

		245,754,301
GAS UTILITIES — 0.45%
AGL Resources Inc.	195,672	10,767,830
Atmos Energy Corp.	164,393	8,778,586
National Fuel Gas Co.	137,937	10,800,467
Questar Corp.	287,579	7,131,959
UGI Corp.	188,827	9,535,764

		47,014,606
HEALTH CARE EQUIPMENT & SUPPLIES — 2.53%
Alere Inc.[a]	135,802	5,081,711
Align Technology Inc.[a]	133,792	7,497,704
Boston Scientific Corp.[a]	2,169,639	27,706,290
C.R. Bard Inc.	125,114	17,892,553
CareFusion Corp.[a]	340,107	15,083,745
Cooper Companies Inc. (The)	78,487	10,637,343
DENTSPLY International Inc.	232,642	11,015,599
Edwards Lifesciences Corp.[a,b]	173,068	14,856,157
Hill-Rom Holdings Inc.	94,224	3,911,238
Hologic Inc.[a,b]	394,233	9,993,807
IDEXX Laboratories Inc.[a]	84,129	11,237,110
Intuitive Surgical Inc.[a]	62,997	25,942,165
ResMed Inc.[b]	230,237	11,656,899
Sirona Dental Systems Inc.[a,b]	94,474	7,790,326
St. Jude Medical Inc.	466,216	32,285,458
Teleflex Inc.	67,920	7,172,352
Varian Medical Systems Inc.[a,b]	170,542	14,178,862
Zimmer Holdings Inc.	275,279	28,590,477

		262,529,796
HEALTH CARE PROVIDERS & SERVICES — 3.28%
AmerisourceBergen Corp.	370,456	26,917,333
Brookdale Senior Living Inc.[a]	205,530	6,852,370
Cardinal Health Inc.	558,022	38,257,988
Catamaran Corp.[a]	339,357	14,986,005
Centene Corp.[a]	94,373	7,135,543
Cigna Corp.	440,658	40,527,316
Community Health Systems Inc.[a]	189,140	8,581,282
DaVita HealthCare Partners Inc.[a]	291,565	21,085,981
Envision Healthcare Holdings Inc.[a]	133,081	4,778,939

Security	Shares	Value

HCA Holdings Inc.[a]	535,466	$30,189,573
Health Net Inc.[a,b]	131,823	5,475,927
Henry Schein Inc.[a,b]	140,041	16,618,666
Humana Inc.	253,893	32,427,214
Laboratory Corp. of America Holdings[a,b]	139,122	14,246,093
LifePoint Hospitals Inc.[a]	73,174	4,544,105
MEDNAX Inc.[a,b]	164,410	9,560,442
Omnicare Inc.	162,476	10,816,027
Patterson Companies Inc.	141,181	5,578,061
Premier Inc.[a,b]	52,970	1,536,130
Quest Diagnostics Inc.	237,041	13,911,936
Tenet Healthcare Corp.[a,b]	160,307	7,524,811
Universal Health Services Inc. Class B	145,909	13,972,246
VCA Inc.[a]	145,183	5,094,471

		340,618,459
HEALTH CARE TECHNOLOGY — 0.41%
Allscripts Healthcare Solutions Inc.[a]	295,214	4,738,185
athenahealth Inc.[a]	62,012	7,759,561
Cerner Corp.[a]	488,753	25,209,880
IMS Health Holdings Inc.[a]	122,795	3,153,376
Veeva Systems Inc.[a,b]	62,418	1,588,538

		42,449,540
HOTELS, RESTAURANTS & LEISURE — 2.27%
Aramark	69,135	1,789,214
Bally Technologies Inc.[a,b]	64,641	4,248,206
Brinker International Inc.	106,778	5,194,750
Burger King Worldwide Inc.	173,585	4,724,984
Chipotle Mexican Grill Inc.[a,b]	50,986	30,209,715
Choice Hotels International Inc.	57,258	2,697,424
Darden Restaurants Inc.	217,061	10,043,412
Domino’s Pizza Inc.	91,362	6,677,649
Dunkin’ Brands Group Inc.	174,535	7,995,448
Hilton Worldwide Holdings Inc.[a]	222,446	5,182,992
Hyatt Hotels Corp. Class Aa	68,267	4,162,922
International Game Technology	405,677	6,454,321
Marriott International Inc. Class A	363,420	23,295,222
MGM Resorts International[a]	611,795	16,151,388
Norwegian Cruise Line Holdings Ltd.[a,b]	148,505	4,707,608
Panera Bread Co. Class Aa,b	40,240	6,029,159
Royal Caribbean Cruises Ltd.	272,448	15,148,109
SeaWorld Entertainment Inc.	111,805	3,167,436
Six Flags Entertainment Corp.	119,516	5,085,406
Starwood Hotels & Resorts Worldwide Inc.	314,945	25,453,855
Wendy’s Co. (The)	452,059	3,856,063
Wyndham Worldwide Corp.	208,850	15,814,122
Wynn Resorts Ltd.	132,932	27,591,366

		235,680,771
HOUSEHOLD DURABLES — 1.55%
D.R. Horton Inc.	471,731	11,595,148
Garmin Ltd.	214,061	13,036,315
Harman International Industries Inc.	111,652	11,994,774
Jarden Corp.[a]	211,518	12,553,593
Leggett & Platt Inc.	227,602	7,802,197
Lennar Corp. Class A	291,990	12,257,740
Mohawk Industries Inc.[a]	100,738	13,936,095
Newell Rubbermaid Inc.	453,951	14,067,941
NVR Inc.[a]	7,255	8,347,603

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

PulteGroup Inc.	621,236	$12,524,118
Taylor Morrison Home Corp. Class Aa	53,111	1,190,749
Tempur Sealy International Inc.[a]	99,897	5,963,851
Toll Brothers Inc.[a,b]	291,550	10,758,195
Tupperware Brands Corp.	82,850	6,934,545
Whirlpool Corp.	127,535	17,755,423

		160,718,287
HOUSEHOLD PRODUCTS — 0.48%
Church & Dwight Co. Inc.	222,968	15,596,612
Clorox Co. (The)[b]	210,941	19,280,007
Energizer Holdings Inc.	101,180	12,346,995
Spectrum Brands Holdings Inc.	34,882	3,000,899

		50,224,513
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.54%
AES Corp. (The)	1,189,887	18,502,743
Calpine Corp.[a]	694,560	16,537,473
NRG Energy Inc.	553,220	20,579,784

		55,620,000
INDUSTRIAL CONGLOMERATES — 0.32%
Carlisle Companies Inc.	105,157	9,108,699
Roper Industries Inc.	163,689	23,900,231

		33,008,930
INSURANCE — 4.39%
Alleghany Corp.[a]	26,995	11,827,050
Allied World Assurance Co. Holdings Ltd.	161,913	6,155,932
American Financial Group Inc.	119,013	7,088,414
American National Insurance Co.	12,157	1,388,329
Aon PLC	486,629	43,840,407
Arch Capital Group Ltd.[a,b]	220,011	12,637,432
Arthur J. Gallagher & Co.	257,839	12,015,298
Aspen Insurance Holdings Ltd.	107,608	4,887,555
Assurant Inc.	117,600	7,708,680
Assured Guaranty Ltd.	294,395	7,212,678
Axis Capital Holdings Ltd.	176,893	7,832,822
Brown & Brown Inc.	198,210	6,087,029
Cincinnati Financial Corp.	268,275	12,887,931
CNA Financial Corp.	43,359	1,752,571
Endurance Specialty Holdings Ltd.	73,572	3,795,580
Erie Indemnity Co. Class A	40,326	3,034,935
Everest Re Group Ltd.	75,647	12,140,587
Fidelity National Financial Inc. Class A	453,141	14,844,899
Genworth Financial Inc. Class Aa	813,944	14,162,626
Hanover Insurance Group Inc. (The)	72,479	4,577,049
Hartford Financial Services Group Inc. (The)	737,654	26,415,390
HCC Insurance Holdings Inc.	163,969	8,024,643
Lincoln National Corp.	432,650	22,255,516
Loews Corp.	534,217	23,510,890
Markel Corp.[a,b]	22,933	15,035,792
MBIA Inc.[a]	231,658	2,557,504
Mercury General Corp.	40,833	1,920,784
Old Republic International Corp.	427,810	7,075,977
PartnerRe Ltd.	82,892	9,052,635
Principal Financial Group Inc.	482,650	24,364,172
ProAssurance Corp.	97,706	4,338,146
Progressive Corp. (The)	971,111	24,627,375

Security	Shares	Value

Protective Life Corp.	129,378	$8,969,777
Reinsurance Group of America Inc.	113,340	8,942,526
RenaissanceRe Holdings Ltd.[b]	66,580	7,124,060
StanCorp Financial Group Inc.	71,953	4,604,992
Torchmark Corp.	144,070	11,802,214
Unum Group	422,297	14,679,044
Validus Holdings Ltd.	149,203	5,705,523
W.R. Berkley Corp.	164,730	7,628,646
White Mountains Insurance Group Ltd.	10,144	6,172,015
XL Group PLC	445,414	14,578,400

		455,263,825
INTERNET & CATALOG RETAIL — 1.16%
Expedia Inc.	165,986	13,073,057
Groupon Inc.[a,b]	788,999	5,223,174
HomeAway Inc.[a]	153,357	5,339,891
Liberty Interactive Corp. Series Aa	805,137	23,638,822
Liberty Ventures Series Aa	120,910	8,923,158
Netflix Inc.[a]	98,330	43,324,198
TripAdvisor Inc.[a,b]	182,712	19,853,486
zulily Inc.[a]	21,645	886,363

		120,262,149
INTERNET SOFTWARE & SERVICES — 1.52%
Akamai Technologies Inc.[a]	292,008	17,830,009
AOL Inc.[a]	131,424	5,229,361
CoStar Group Inc.[a]	47,148	7,457,399
Equinix Inc.[a,b]	82,401	17,311,626
IAC/InterActiveCorp	122,166	8,457,552
LinkedIn Corp. Class Aa	171,115	29,341,089
Pandora Media Inc.[a,b]	337,430	9,954,185
Rackspace Hosting Inc.[a]	192,657	6,484,835
Twitter Inc.[a]	785,920	32,199,142
VeriSign Inc.[a,b]	197,783	9,653,788
Yelp Inc.[a]	83,319	6,388,901
Zillow Inc. Class Aa	50,945	7,281,569

		157,589,456
IT SERVICES — 2.62%
Alliance Data Systems Corp.[a]	88,922	25,009,313
Amdocs Ltd.	262,477	12,160,559
Booz Allen Hamilton Holding Corp.	122,238	2,596,335
Broadridge Financial Solutions Inc.	198,047	8,246,677
Computer Sciences Corp.	237,668	15,020,618
CoreLogic Inc.[a]	151,102	4,587,457
DST Systems Inc.	49,758	4,586,195
Fidelity National Information Services Inc.	472,091	25,842,261
Fiserv Inc.[a]	408,827	24,660,445
FleetCor Technologies Inc.[a]	136,048	17,931,126
Gartner Inc.[a]	148,038	10,439,640
Genpact Ltd.[a]	263,088	4,611,933
Global Payments Inc.	117,846	8,585,081
Jack Henry & Associates Inc.	138,763	8,246,685
Leidos Holdings Inc.	105,716	4,053,151
Paychex Inc.	533,943	22,190,671
Sabre Corp.[a]	74,583	1,495,389
Teradata Corp.[a,b]	258,748	10,401,670
Total System Services Inc.	275,090	8,640,577
Vantiv Inc. Class Aa	204,189	6,864,834
VeriFone Systems Inc.[a]	183,067	6,727,712
Western Union Co.	884,130	15,330,814
Xerox Corp.	1,914,850	23,820,734

		272,049,877

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.44%
Hasbro Inc.	189,816	$10,069,739
Mattel Inc.	556,512	21,687,273
Polaris Industries Inc.	108,097	14,078,553

		45,835,565
LIFE SCIENCES TOOLS & SERVICES — 1.40%
Agilent Technologies Inc.	546,914	31,414,740
Bio-Rad Laboratories Inc. Class Aa	34,161	4,089,413
Bruker Corp.[a]	181,212	4,398,015
Charles River Laboratories International Inc.[a,b]	79,610	4,260,727
Covance Inc.[a]	94,238	8,064,888
Illumina Inc.[a,b]	210,612	37,602,667
Mettler-Toledo International Inc.[a,b]	47,941	12,137,702
PerkinElmer Inc.	185,782	8,702,029
QIAGEN NVa	383,117	9,367,211
Quintiles Transnational Holdings Inc.[a]	92,741	4,942,168
TECHNE Corp.	60,801	5,628,349
Waters Corp.[a,b]	139,101	14,527,708

		145,135,617
MACHINERY — 4.05%
AGCO Corp.	154,122	8,664,739
Allison Transmission Holdings Inc.	221,309	6,882,710
Colfax Corp.[a]	156,429	11,660,218
Crane Co.	80,027	5,950,808
Donaldson Co. Inc.	234,634	9,929,711
Dover Corp.	273,105	24,838,900
Flowserve Corp.	225,295	16,750,683
Graco Inc.	99,504	7,769,272
IDEX Corp.	132,276	10,679,964
Ingersoll-Rand PLC	443,489	27,722,497
ITT Corp.	150,553	7,241,599
Joy Global Inc.[b]	164,301	10,117,656
Kennametal Inc.	129,082	5,973,915
Lincoln Electric Holdings Inc.	131,966	9,221,784
Manitowoc Co. Inc. (The)	221,906	7,291,831
Middleby Corp. (The)[a]	94,014	7,776,838
Navistar International Corp.[a,b]	89,513	3,354,947
Nordson Corp.	105,604	8,468,385
Oshkosh Corp.	139,422	7,742,104
PACCAR Inc.	581,802	36,554,620
Pall Corp.	180,093	15,378,141
Parker Hannifin Corp.	244,303	30,716,216
Pentair PLC	317,541	22,901,057
Snap-on Inc.	95,499	11,318,541
SPX Corp.	71,923	7,782,788
Stanley Black & Decker Inc.	256,003	22,482,183
Terex Corp.	181,075	7,442,183
Timken Co. (The)	133,352	9,046,600
Toro Co. (The)	92,679	5,894,384
Trinity Industries Inc.	254,175	11,112,531
Valmont Industries Inc.[b]	44,151	6,708,744
WABCO Holdings Inc.[a]	92,940	9,927,851
Wabtec Corp.	158,237	13,068,794
Xylem Inc.	301,521	11,783,441

		420,156,635

Security	Shares	Value

MARINE — 0.11%
Kirby Corp.[a]	93,496	$10,952,121

		10,952,121
MEDIA — 2.43%
AMC Networks Inc. Class Aa,b	98,052	6,029,218
Cablevision NY Group Class Ab	321,334	5,671,545
CBS Outdoor Americas Inc.	37,067	1,211,350
Charter Communications Inc. Class Aa	130,166	20,615,691
Cinemark Holdings Inc.	189,498	6,700,649
Clear Channel Outdoor Holdings Inc. Class A	68,986	564,306
Discovery Communications Inc. Series Aa	376,498	27,966,271
DISH Network Corp. Class Aa	349,842	22,767,717
DreamWorks Animation SKG Inc. Class Aa,b	122,351	2,845,884
Gannett Co. Inc.	372,098	11,650,388
Interpublic Group of Companies Inc. (The)	695,049	13,560,406
John Wiley & Sons Inc. Class A	72,574	4,397,259
Lamar Advertising Co. Class A	130,450	6,913,850
Liberty Media Corp.[a]	155,652	21,274,515
Lions Gate Entertainment Corp.	132,523	3,787,507
Live Nation Entertainment Inc.[a]	236,936	5,849,950
Madison Square Garden Inc. Class Aa,b	101,455	6,335,865
Morningstar Inc.	31,622	2,270,776
News Corp. Class A NVS[a]	815,945	14,638,053
Omnicom Group Inc.	423,926	30,192,010
Regal Entertainment Group Class Ab	134,929	2,847,002
Scripps Networks Interactive Inc. Class A	173,339	14,064,727
Sirius XM Holdings Inc.[a]	4,524,474	15,654,680
Starz Series Aa,b	153,974	4,586,885

		252,396,504
METALS & MINING — 1.27%
Alcoa Inc.	1,922,935	28,632,502
Allegheny Technologies Inc.	178,202	8,036,910
Carpenter Technology Corp.	87,065	5,506,861
Cliffs Natural Resources Inc.[b]	252,331	3,797,582
Compass Minerals International Inc.	55,128	5,277,955
Newmont Mining Corp.	817,801	20,804,857
Nucor Corp.	522,398	25,728,102
Reliance Steel & Aluminum Co.	127,489	9,397,214
Royal Gold Inc.	105,777	8,051,745
Steel Dynamics Inc.	366,880	6,585,496
Tahoe Resources Inc.[a]	138,260	3,622,412
United States Steel Corp.[b]	237,714	6,190,073

		131,631,709
MULTI-UTILITIES — 2.59%
Alliant Energy Corp.	182,018	11,077,615
Ameren Corp.	398,048	16,272,202
CenterPoint Energy Inc.	704,993	18,005,521
CMS Energy Corp.	442,126	13,772,225
Consolidated Edison Inc.	480,446	27,740,952
DTE Energy Co.	290,379	22,611,813
Integrys Energy Group Inc.	131,207	9,332,754
MDU Resources Group Inc.	314,432	11,036,563
NiSource Inc.	516,535	20,320,487

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

Public Service Enterprise Group Inc.	829,873	$33,850,520
SCANA Corp.	232,302	12,500,171
Sempra Energy	402,563	42,152,372
TECO Energy Inc.	357,725	6,610,758
Vectren Corp.	135,523	5,759,727
Wisconsin Energy Corp.	369,963	17,358,664

		268,402,344
MULTILINE RETAIL — 1.35%
Big Lots Inc.[a]	95,689	4,372,987
Dillard’s Inc. Class A	42,103	4,909,631
Dollar General Corp.[a]	508,458	29,165,151
Dollar Tree Inc.[a]	339,275	18,476,917
Family Dollar Stores Inc.	156,889	10,376,638
J.C. Penney Co. Inc.[a,b]	380,252	3,441,281
Kohl’s Corp.	342,134	18,023,619
Macy’s Inc.	593,457	34,432,375
Nordstrom Inc.	227,443	15,450,203
Sears Holdings Corp.[a,b]	43,616	1,742,895

		140,391,697
OIL, GAS & CONSUMABLE FUELS — 4.95%
Antero Resources Corp.[a,b]	86,962	5,707,316
Athlon Energy Inc.[a]	84,082	4,010,711
Cabot Oil & Gas Corp.	684,519	23,369,479
Cheniere Energy Inc.[a]	390,238	27,980,065
Chesapeake Energy Corp.	861,729	26,782,537
Cimarex Energy Co.	142,772	20,482,071
Cobalt International Energy Inc.[a]	576,566	10,579,986
Concho Resources Inc.[a]	184,872	26,714,004
CONSOL Energy Inc.	377,162	17,375,853
Continental Resources Inc.[a]	70,581	11,154,621
CVR Energy Inc.	25,576	1,232,507
Denbury Resources Inc.	577,025	10,651,882
Energen Corp.	119,417	10,613,783
EP Energy Corp. Class Aa,b	54,065	1,246,198
EQT Corp.	248,925	26,610,083
Golar LNG Ltd.[b]	72,122	4,334,532
Gulfport Energy Corp.[a]	140,176	8,803,053
HollyFrontier Corp.	325,951	14,240,799
Kosmos Energy Ltd.[a]	174,264	1,956,985
Laredo Petroleum Inc.[a]	127,429	3,947,750
Murphy Oil Corp.	294,373	19,569,917
Newfield Exploration Co.[a]	223,644	9,885,065
Noble Energy Inc.	591,701	45,833,160
Oasis Petroleum Inc.[a,b]	166,014	9,278,522
ONEOK Inc.	340,987	23,214,395
PBF Energy Inc.	113,497	3,024,695
Peabody Energy Corp.	445,437	7,282,895
QEP Resources Inc.	295,455	10,193,198
Range Resources Corp.	268,828	23,374,595
SandRidge Energy Inc.[a,b]	812,368	5,808,431
SM Energy Co.	110,018	9,252,514
Southwestern Energy Co.[a]	579,166	26,346,261
Targa Resources Corp.	61,845	8,631,707
Teekay Corp.	74,648	4,646,838
Tesoro Corp.	212,175	12,448,307
Ultra Petroleum Corp.[a,b]	251,416	7,464,541
Whiting Petroleum Corp.[a]	195,158	15,661,430
World Fuel Services Corp.	118,279	5,822,875
WPX Energy Inc.[a]	331,830	7,934,055

		513,467,616

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.39%
Domtar Corp.	105,485	$4,520,032
International Paper Co.	710,552	35,861,560

		40,381,592
PERSONAL PRODUCTS — 0.27%
Avon Products Inc.	712,826	10,414,388
Coty Inc. Class A	115,835	1,984,254
Herbalife Ltd.[b]	133,475	8,614,476
Nu Skin Enterprises Inc. Class A	96,791	7,158,662

		28,171,780
PHARMACEUTICALS — 1.60%
Endo International PLC[a]	249,789	17,490,226
Hospira Inc.[a]	274,215	14,086,424
Jazz Pharmaceuticals PLC[a]	97,438	14,324,360
Mallinckrodt PLC[a]	95,733	7,660,555
Mylan Inc.[a]	613,035	31,608,085
Perrigo Co. PLC	219,473	31,990,384
Questcor Pharmaceuticals Inc.	100,179	9,265,556
Salix Pharmaceuticals Ltd.[a,b]	104,032	12,832,347
Zoetis Inc.	821,847	26,521,003

		165,778,940
PROFESSIONAL SERVICES — 1.04%
Dun & Bradstreet Corp. (The)	60,791	6,699,168
Equifax Inc.	200,349	14,533,317
IHS Inc. Class Aa	111,712	15,155,967
Manpowergroup Inc.	130,574	11,079,204
Nielsen NV	462,293	22,379,604
Robert Half International Inc.	225,577	10,769,046
Towers Watson & Co. Class A	106,557	11,106,436
Verisk Analytics Inc. Class Aa,b	272,969	16,383,599

		108,106,341
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.95%
Alexandria Real Estate Equities Inc.	117,567	9,127,902
American Campus Communities Inc.	172,290	6,588,370
American Capital Agency Corp.	578,788	13,549,427
American Homes 4 Rent Class A	229,260	4,071,658
American Realty Capital Properties Inc.	1,489,535	18,663,874
Annaly Capital Management Inc.	1,554,362	17,766,358
Apartment Investment and Management Co. Class A	239,809	7,738,636
AvalonBay Communities Inc.	212,601	30,229,736
BioMed Realty Trust Inc.[b]	316,109	6,900,659
Boston Properties Inc.	251,037	29,667,553
Brandywine Realty Trust	258,537	4,033,177
Brixmor Property Group Inc.	78,653	1,805,086
Camden Property Trust	140,396	9,989,175
CBL & Associates Properties Inc.[b]	273,893	5,203,967
Chimera Investment Corp.[b]	1,689,106	5,388,248
Columbia Property Trust Inc.	204,931	5,330,255
CommonWealth REIT	194,723	5,125,109
Corporate Office Properties Trust	144,229	4,011,008
Corrections Corp. of America	191,147	6,279,179

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

Crown Castle International Corp.	547,511	$40,658,167
DDR Corp.	494,547	8,718,864
Digital Realty Trust Inc.[b]	222,051	12,950,014
Douglas Emmett Inc.	235,957	6,658,707
Duke Realty Corp.	540,626	9,817,768
Equity Lifestyle Properties, Inc.	136,898	6,045,416
Essex Property Trust Inc.	102,552	18,962,890
Extra Space Storage Inc.	190,167	10,126,393
Federal Realty Investment Trust	110,275	13,334,453
Gaming and Leisure Properties Inc.	138,739	4,712,964
General Growth Properties Inc.	930,080	21,912,685
HCP Inc.	751,589	31,100,753
Health Care REIT Inc.	503,877	31,577,972
Healthcare Trust of America Inc. Class A	389,296	4,687,124
Home Properties Inc.	93,866	6,003,669
Hospitality Properties Trust	245,823	7,473,019
Host Hotels & Resorts Inc.	1,241,637	27,328,430
Kilroy Realty Corp.	134,922	8,402,942
Kimco Realty Corp.[b]	673,432	15,475,467
Liberty Property Trust	242,628	9,202,880
Macerich Co. (The)	230,813	15,406,768
MFA Financial Inc.	602,915	4,949,932
Mid-America Apartment Communities Inc.[b]	123,071	8,990,337
National Retail Properties Inc.[b]	202,228	7,520,859
NorthStar Realty Finance Corp.	601,422	10,452,714
Omega Healthcare Investors Inc.[b]	206,894	7,626,113
Piedmont Office Realty Trust Inc. Class A	253,716	4,805,381
Plum Creek Timber Co. Inc.[b]	290,549	13,103,760
Post Properties Inc.	89,373	4,777,881
Prologis Inc.	819,636	33,678,843
Rayonier Inc.	207,610	7,380,535
Realty Income Corp.[b]	363,281	16,136,942
Regency Centers Corp.	151,535	8,437,469
Retail Properties of America Inc. Class A	387,866	5,965,379
Senior Housing Properties Trust	333,320	8,096,343
SL Green Realty Corp.[b]	149,102	16,313,250
Spirit Realty Capital Inc.	654,626	7,436,551
Starwood Property Trust Inc.	363,279	8,635,142
Tanger Factory Outlet Centers Inc.	149,494	5,227,805
Taubman Centers Inc.	103,507	7,846,866
Two Harbors Investment Corp.	601,297	6,301,593
UDR Inc.	412,518	11,810,390
Ventas Inc.	481,577	30,869,086
Vornado Realty Trust	307,412	32,810,083
Washington Prime Group Inc.[a]	254,140	4,762,584
Weingarten Realty Investors	200,642	6,589,083
Weyerhaeuser Co.[b]	959,594	31,752,965
WP Carey Inc.	163,132	10,505,701

		824,810,309
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
CBRE Group Inc. Class Aa	459,609	14,725,872
Forest City Enterprises Inc. Class Aa	270,313	5,371,119
Howard Hughes Corp. (The)[a]	65,026	10,263,054
Jones Lang LaSalle Inc.	73,125	9,242,269
Realogy Holdings Corp.[a]	240,106	9,054,397

		48,656,711
ROAD & RAIL — 0.94%
AMERCO	12,058	3,505,984
Avis Budget Group Inc.[a]	172,871	10,318,670

Security	Shares	Value

Con-way Inc.	93,844	$4,730,676
Genesee & Wyoming Inc. Class Aa,b	85,574	8,985,270
Hertz Global Holdings Inc.[a]	734,409	20,585,484
J.B. Hunt Transport Services Inc.	150,968	11,138,419
Kansas City Southern Industries Inc.	180,983	19,457,482
Landstar System Inc.	73,946	4,732,544
Old Dominion Freight Line Inc.[a]	103,311	6,578,845
Ryder System Inc.	87,304	7,690,610

		97,723,984
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.49%
Advanced Micro Devices Inc.[a,b]	1,016,552	4,259,353
Altera Corp.	513,892	17,862,886
Analog Devices Inc.	515,306	27,862,595
Applied Materials Inc.	1,996,835	45,028,629
Atmel Corp.[a]	691,444	6,478,830
Avago Technologies Ltd.	409,804	29,534,574
Broadcom Corp. Class A	877,407	32,569,348
Cree Inc.[a,b]	200,078	9,993,896
First Solar Inc.[a,b]	120,059	8,531,392
Freescale Semiconductor Ltd.[a,b]	172,664	4,057,604
KLA-Tencor Corp.	272,031	19,760,332
Lam Research Corp.	265,972	17,974,388
Linear Technology Corp.	388,063	18,266,125
Marvell Technology Group Ltd.	665,923	9,542,677
Maxim Integrated Products Inc.	463,802	15,681,146
Microchip Technology Inc.[b]	328,583	16,038,136
NVIDIA Corp.	915,346	16,970,515
ON Semiconductor Corp.[a]	724,271	6,619,837
Skyworks Solutions Inc.	311,041	14,606,485
SunEdison Inc.[a]	439,826	9,940,068
SunPower Corp.[a]	75,192	3,081,368
Teradyne Inc.[b]	319,111	6,254,576
Xilinx Inc.	440,122	20,822,172

		361,736,932
SOFTWARE — 3.20%
Activision Blizzard Inc.	812,703	18,123,277
ANSYS Inc.[a]	152,033	11,527,142
Autodesk Inc.[a]	373,162	21,038,874
CA Inc.	524,814	15,083,154
Cadence Design Systems Inc.[a,b]	475,124	8,309,919
Citrix Systems Inc.[a,b]	268,817	16,814,503
Concur Technologies Inc.[a,b]	78,277	7,306,375
Electronic Arts Inc.[a,b]	515,993	18,508,669
FactSet Research Systems Inc.	69,487	8,357,896
FireEye Inc.[a,b]	140,565	5,699,911
Fortinet Inc.[a]	225,247	5,660,457
Informatica Corp.[a,b]	180,336	6,428,978
Intuit Inc.	465,652	37,498,956
MICROS Systems Inc.[a]	122,786	8,337,170
NetSuite Inc.[a,b]	68,101	5,916,615
Nuance Communications Inc.[a]	430,606	8,082,475
PTC Inc.[a]	194,403	7,542,836
Red Hat Inc.[a,b]	310,699	17,172,334
Rovi Corp.[a]	156,043	3,738,790
ServiceNow Inc.[a,b]	236,341	14,643,688
SolarWinds Inc.[a,b]	108,142	4,180,770
Solera Holdings Inc.	112,946	7,584,324
Splunk Inc.[a,b]	193,785	10,722,124
Symantec Corp.	1,134,627	25,982,958

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Security	Shares	Value

Synopsys Inc.[a]	253,889	$9,855,971
Tableau Software Inc. Class Aa,b	62,508	4,458,696
TIBCO Software Inc.[a]	267,506	5,395,596
Workday Inc. Class Aa,b	153,656	13,807,528
Zynga Inc. Class Aa	1,185,887	3,806,697

		331,586,683
SPECIALTY RETAIL — 3.53%
Aaron’s Inc.	106,367	3,790,920
Abercrombie & Fitch Co. Class A	119,651	5,174,906
Advance Auto Parts Inc.	119,685	16,147,900
Ascena Retail Group Inc.[a]	214,354	3,665,453
AutoNation Inc.[a,b]	119,225	7,115,348
AutoZone Inc.[a]	53,497	28,687,231
Bed Bath & Beyond Inc.[a,b]	334,679	19,203,881
Best Buy Co. Inc.	471,137	14,609,958
Cabela’s Inc.[a,b]	82,047	5,119,733
CarMax Inc.[a,b]	361,622	18,807,960
Chico’s FAS Inc.	252,206	4,277,414
CST Brands Inc.	124,087	4,281,001
Dick’s Sporting Goods Inc.	158,531	7,381,203
DSW Inc. Class A	123,354	3,446,511
Foot Locker Inc.	239,239	12,134,202
GameStop Corp. Class A	188,109	7,612,771
Gap Inc. (The)	434,070	18,044,290
GNC Holdings Inc. Class A	149,692	5,104,497
L Brands Inc.	398,715	23,388,622
Murphy USA Inc.[a,b]	77,012	3,765,117
O’Reilly Automotive Inc.[a]	174,008	26,205,605
Penske Automotive Group Inc.	69,986	3,464,307
PetSmart Inc.	162,782	9,734,364
Ross Stores Inc.	348,443	23,042,536
Sally Beauty Holdings Inc.[a]	265,883	6,668,346
Signet Jewelers Ltd.	131,799	14,575,651
Staples Inc.	1,060,910	11,500,264
Tiffany & Co.	185,038	18,550,059
Tractor Supply Co.	227,212	13,723,605
Ulta Salon, Cosmetics & Fragrance Inc.[a]	105,531	9,646,589
Urban Outfitters Inc.[a,b]	175,438	5,940,331
Williams-Sonoma Inc.	154,356	11,079,674

		365,890,249
TEXTILES, APPAREL & LUXURY GOODS — 1.66%
Carter’s Inc.	88,211	6,080,384
Coach Inc.	449,790	15,378,320
Deckers Outdoor Corp.[a,b]	56,941	4,915,716
Fossil Group Inc.[a]	76,500	7,995,780
Hanesbrands Inc.	163,359	16,081,060
Kate Spade & Co.[a]	207,371	7,909,130
Michael Kors Holdings Ltd.[a]	335,106	29,707,147
PVH Corp.	134,975	15,738,085
Ralph Lauren Corp.	96,871	15,566,201
Under Armour Inc. Class Aa,b	283,793	16,882,846
VF Corp.	565,881	35,650,503

		171,905,172
THRIFTS & MORTGAGE FINANCE — 0.36%
Hudson City Bancorp Inc.	867,631	8,528,813
Nationstar Mortgage Holdings Inc.[a,b]	34,413	1,249,192
New York Community Bancorp Inc.	726,264	11,605,699

Security	Shares	Value

Ocwen Financial Corp.[a,b]	174,731	$6,482,520
People’s United Financial Inc.	509,119	7,723,335
TFS Financial Corp.[a]	123,460	1,760,539

		37,350,098
TOBACCO — 0.35%
Lorillard Inc.	594,666	36,256,786

		36,256,786
TRADING COMPANIES & DISTRIBUTORS — 1.03%
Air Lease Corp.	167,073	6,445,676
Fastenal Co.	486,822	24,092,821
GATX Corp.	75,713	5,068,228
HD Supply Holdings Inc.[a]	174,020	4,940,428
MRC Global Inc.[a]	167,245	4,731,361
MSC Industrial Direct Co. Inc. Class A	77,859	7,446,435
NOW Inc.[a]	175,830	6,366,804
United Rentals Inc.[a]	159,574	16,712,185
W.W. Grainger Inc.	95,621	24,313,552
WESCO International Inc.[a,b]	73,001	6,305,826

		106,423,316
WATER UTILITIES — 0.21%
American Water Works Co. Inc.	293,694	14,523,169
Aqua America Inc.	290,665	7,621,236

		22,144,405
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
SBA Communications Corp. Class Aa,b	211,297	21,615,683
Telephone & Data Systems Inc.	141,798	3,702,346
United States Cellular Corp.[a]	21,848	891,398

		26,209,427

TOTAL COMMON STOCKS (Cost: $7,265,138,796)		10,324,174,819

SHORT-TERM INVESTMENTS — 5.65%

MONEY MARKET FUNDS — 5.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	530,754,098	530,754,098
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	32,629,642	32,629,642
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	22,468,142	22,468,142

		585,851,882

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2014

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $585,851,882)	$585,851,882

TOTAL INVESTMENTS IN SECURITIES — 105.18%
(Cost: $7,850,990,678)	10,910,026,701
Other Assets, Less Liabilities — (5.18)%	(536,980,921)

NET ASSETS — 100.00%	$10,373,045,780

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

304

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.65%

AEROSPACE & DEFENSE — 1.25%
B/E Aerospace Inc.[a]	158,021	$14,615,362
Hexcel Corp.[a]	146,895	6,008,006
Huntington Ingalls Industries Inc.	62,337	5,896,457
Rockwell Collins Inc.	179,432	14,020,816
Spirit AeroSystems Holdings Inc. Class Aa	168,525	5,679,293
TransDigm Group Inc.	79,463	13,290,981
Triumph Group Inc.	18,363	1,282,105

		60,793,020
AIR FREIGHT & LOGISTICS — 0.56%
C.H. Robinson Worldwide Inc.	222,849	14,215,537
Expeditors International of Washington Inc.	296,342	13,086,463

		27,302,000
AIRLINES — 1.43%
Alaska Air Group Inc.	94,323	8,965,401
Copa Holdings SA Class A	39,349	5,609,987
Southwest Airlines Co.	924,303	24,826,779
Spirit Airlines Inc.[a]	109,259	6,909,539
United Continental Holdings Inc.[a]	560,685	23,027,333

		69,339,039
AUTO COMPONENTS — 0.93%
BorgWarner Inc.	343,198	22,373,078
Gentex Corp.	129,168	3,757,497
Goodyear Tire & Rubber Co. (The)	373,072	10,363,940
Lear Corp.	97,807	8,736,121

		45,230,636
AUTOMOBILES — 1.26%
Harley-Davidson Inc.	327,801	22,896,900
Tesla Motors Inc.[a,b]	142,658	34,246,479
Thor Industries Inc.	69,127	3,931,253

		61,074,632
BEVERAGES — 1.90%
Brown-Forman Corp. Class B NVS	230,966	21,750,068
Coca-Cola Enterprises Inc.	377,456	18,034,848
Constellation Brands Inc. Class Aa	224,470	19,782,541
Dr Pepper Snapple Group Inc.	294,815	17,270,263
Monster Beverage Corp.[a]	214,947	15,267,685

		92,105,405
BIOTECHNOLOGY — 2.45%
Alkermes PLC[a]	185,765	9,349,552
Alnylam Pharmaceuticals Inc.[a]	84,636	5,346,456
BioMarin Pharmaceutical Inc.[a]	219,094	13,629,838
Cubist Pharmaceuticals Inc.[a]	107,220	7,486,100
Incyte Corp.[a,b]	217,145	12,255,664
Intercept Pharmaceuticals Inc.[a]	18,732	4,432,553

Security	Shares	Value

Medivation Inc.[a,b]	114,918	$8,857,879
Myriad Genetics Inc.[a,b]	98,625	3,838,485
Pharmacyclics Inc.[a,b]	91,418	8,201,109
Seattle Genetics Inc.[a,b]	151,898	5,810,099
United Therapeutics Corp.[a]	72,054	6,376,058
Vertex Pharmaceuticals Inc.[a]	354,536	33,567,469

		119,151,262
BUILDING PRODUCTS — 0.86%
A.O. Smith Corp.	51,538	2,555,254
Allegion PLC	144,967	8,216,729
Armstrong World Industries Inc.[a]	68,043	3,907,709
Fortune Brands Home & Security Inc.	104,306	4,164,939
Lennox International Inc.	73,819	6,611,968
Masco Corp.	535,348	11,884,726
USG Corp.[a]	139,960	4,216,995

		41,558,320
CAPITAL MARKETS — 2.53%
Affiliated Managers Group Inc.[a]	82,992	17,046,557
Ameriprise Financial Inc.	99,786	11,974,320
Artisan Partners Asset Management Inc.	41,487	2,351,483
Eaton Vance Corp. NVS	180,728	6,829,711
Federated Investors Inc. Class B	103,932	3,213,577
Invesco Ltd.	99,496	3,755,974
Lazard Ltd. Class A	185,523	9,565,566
Legg Mason Inc.	61,264	3,143,456
LPL Financial Holdings Inc.	131,340	6,532,852
SEI Investments Co.	186,953	6,126,450
T. Rowe Price Group Inc.	394,374	33,289,109
TD Ameritrade Holding Corp.	353,173	11,071,974
Waddell & Reed Financial Inc. Class A	127,997	8,011,332

		122,912,361
CHEMICALS — 3.08%
Airgas Inc.	111,551	12,149,019
Albemarle Corp.	48,685	3,480,978
Cabot Corp.	6,370	369,396
Celanese Corp. Series A	20,368	1,309,255
Cytec Industries Inc.	6,481	683,227
Eastman Chemical Co.	205,253	17,928,850
FMC Corp.	199,927	14,232,803
Huntsman Corp.	212,667	5,975,943
International Flavors & Fragrances Inc.	122,052	12,727,583
NewMarket Corp.	13,544	5,310,738
Platform Specialty Products Corp.[a]	127,862	3,583,972
Rayonier Advanced Materials Inc.	7,487	290,121
Rockwood Holdings Inc.	6,918	525,699
RPM International Inc.	185,497	8,566,251
Scotts Miracle-Gro Co. (The) Class A	67,337	3,828,782
Sherwin-Williams Co. (The)	129,253	26,743,738
Sigma-Aldrich Corp.	82,098	8,331,305
Valspar Corp. (The)	127,054	9,680,244
W.R. Grace & Co.[a]	98,764	9,336,161
Westlake Chemical Corp.	52,670	4,411,639

		149,465,704
COMMERCIAL BANKS — 0.19%
Signature Bank[a]	66,268	8,361,696
SVB Financial Group[a]	6,598	769,459

		9,131,155

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.77%
Cintas Corp.	120,872	$7,680,207
Clean Harbors Inc.[a,b]	67,207	4,318,050
Copart Inc.[a]	169,016	6,077,815
Covanta Holding Corp.	65,965	1,359,539
Iron Mountain Inc.	229,329	8,129,713
KAR Auction Services Inc.	84,743	2,700,759
Pitney Bowes Inc.	139,181	3,844,179
R.R. Donnelley & Sons Co.	29,439	499,285
Rollins Inc.	95,211	2,856,330
Stericycle Inc.[a,b]	127,150	15,057,103
Tyco International Ltd.	617,635	28,164,156
Waste Connections Inc.	113,030	5,487,607

		86,174,743
COMMUNICATIONS EQUIPMENT — 0.92%
ARRIS Group Inc.[a]	188,953	6,146,641
CommScope Holding Co. Inc.[a]	94,198	2,178,800
EchoStar Corp. Class Aa	15,864	839,840
F5 Networks Inc.[a]	113,697	12,670,394
Harris Corp.	32,954	2,496,266
Juniper Networks Inc.[a]	154,514	3,791,774
Motorola Solutions Inc.	75,897	5,052,463
Palo Alto Networks Inc.[a,b]	78,057	6,545,079
Riverbed Technology Inc.[a]	241,207	4,976,100

		44,697,357
COMPUTERS & PERIPHERALS — 0.88%
3D Systems Corp.[a,b]	165,059	9,870,528
Diebold Inc.	97,080	3,899,704
NCR Corp.[a]	24,013	842,616
NetApp Inc.	179,630	6,560,088
SanDisk Corp.	161,313	16,845,916
Stratasys Ltd.[a,b]	42,144	4,788,823

		42,807,675
CONSTRUCTION & ENGINEERING — 0.60%
Chicago Bridge & Iron Co. NV	147,975	10,091,895
Fluor Corp.	146,003	11,227,631
Foster Wheeler AG	149,810	5,104,027
Quanta Services Inc.[a]	77,896	2,693,643

		29,117,196
CONSTRUCTION MATERIALS — 0.34%
Eagle Materials Inc.	75,169	7,086,933
Martin Marietta Materials Inc.	69,440	9,169,552

		16,256,485
CONSUMER FINANCE — 0.22%
Ally Financial Inc.[a]	363,376	8,688,320
Santander Consumer USA Holdings Inc.	8,872	172,472
SLM Corp.	215,041	1,786,991

		10,647,783

Security	Shares	Value

CONTAINERS & PACKAGING — 1.19%
AptarGroup Inc.	22,510	$1,508,395
Avery Dennison Corp.	49,849	2,554,761
Ball Corp.	209,316	13,119,927
Crown Holdings Inc.[a]	208,123	10,356,200
Owens-Illinois Inc.[a]	149,052	5,163,161
Packaging Corp. of America	147,633	10,554,283
Sealed Air Corp.	324,221	11,078,632
Silgan Holdings Inc.	65,585	3,333,030

		57,668,389
DISTRIBUTORS — 0.64%
Genuine Parts Co.	215,838	18,950,576
LKQ Corp.[a]	453,234	12,096,816

		31,047,392
DIVERSIFIED CONSUMER SERVICES — 0.39%
H&R Block Inc.	411,706	13,800,385
Service Corp. International	249,590	5,171,505

		18,971,890
DIVERSIFIED FINANCIAL SERVICES — 1.75%
CBOE Holdings Inc.	129,153	6,355,619
Intercontinental Exchange Inc.	73,307	13,847,692
Leucadia National Corp.	91,285	2,393,493
McGraw Hill Financial Inc.	408,582	33,924,563
Moody’s Corp.	283,807	24,878,522
MSCI Inc. Class Aa	77,735	3,564,150

		84,964,039
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.57%
Level 3 Communications Inc.[a]	253,147	11,115,685
tw telecom Inc.[a]	207,134	8,349,571
Windstream Holdings Inc.[b]	847,131	8,437,425

		27,902,681
ELECTRIC UTILITIES — 0.17%
ITC Holdings Corp.	223,476	8,152,404

		8,152,404
ELECTRICAL EQUIPMENT — 1.25%
Acuity Brands Inc.	64,888	8,970,766
AMETEK Inc.	368,252	19,252,214
Hubbell Inc. Class B	14,398	1,773,114
Rockwell Automation Inc.	207,823	26,011,127
Solarcity Corp.[a,b]	63,802	4,504,421

		60,511,642
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.30%
Amphenol Corp. Class A	235,889	22,725,546
Avnet Inc.	42,024	1,862,084
CDW Corp.	130,564	4,162,380
FLIR Systems Inc.	148,942	5,172,756
IPG Photonics Corp.[a,b]	50,046	3,443,165

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2014

Security	Shares	Value

National Instruments Corp.	149,398	$4,839,001
Trimble Navigation Ltd.[a]	391,675	14,472,391
Zebra Technologies Corp. Class Aa	75,840	6,243,149

		62,920,472
ENERGY EQUIPMENT & SERVICES — 1.83%
Atwood Oceanics Inc.[a,b]	21,020	1,103,129
Cameron International Corp.[a]	195,900	13,264,389
Dresser-Rand Group Inc.[a]	114,879	7,321,239
Dril-Quip Inc.[a]	61,334	6,700,126
FMC Technologies Inc.[a]	353,054	21,561,008
Frank’s International NV	6,581	161,893
Helmerich & Payne Inc.	98,213	11,403,511
Nabors Industries Ltd.	44,122	1,295,863
Oceaneering International Inc.	162,159	12,669,483
Patterson-UTI Energy Inc.	110,973	3,877,397
RPC Inc.	92,985	2,184,218
Seadrill Ltd.[b]	157,572	6,295,001
Superior Energy Services Inc.	16,067	580,661
Unit Corp.[a]	4,836	332,862

		88,750,780
FOOD & STAPLES RETAILING — 1.21%
Kroger Co. (The)	764,844	37,806,239
Rite Aid Corp.[a]	980,129	7,027,525
Sprouts Farmers Market Inc.[a,b]	146,836	4,804,474
Whole Foods Market Inc.	240,110	9,275,449

		58,913,687
FOOD PRODUCTS — 2.84%
Campbell Soup Co.	173,514	7,948,676
Flowers Foods Inc.	258,197	5,442,793
Hain Celestial Group Inc.[a]	68,957	6,119,244
Hershey Co. (The)	224,443	21,854,015
Hillshire Brands Co. (The)	112,400	7,002,520
Hormel Foods Corp.	200,914	9,915,106
Ingredion Inc.	16,750	1,256,920
Keurig Green Mountain Inc.	212,294	26,453,955
McCormick & Co. Inc. NVS	195,932	14,026,772
Mead Johnson Nutrition Co. Class A	303,371	28,265,076
Pilgrim’s Pride Corp.[a]	12,733	348,375
Tyson Foods Inc. Class A	24,583	922,846
WhiteWave Foods Co. (The) Class Aa	261,129	8,452,746

		138,009,044
HEALTH CARE EQUIPMENT & SUPPLIES — 2.76%
Align Technology Inc.[a]	122,615	6,871,344
Boston Scientific Corp.[a]	189,740	2,422,980
C.R. Bard Inc.	114,485	16,372,500
Cooper Companies Inc. (The)	53,263	7,218,734
DENTSPLY International Inc.	66,377	3,142,951
Edwards Lifesciences Corp.[a,b]	158,389	13,596,112
Hill-Rom Holdings Inc.	5,889	244,452
Hologic Inc.[a,b]	117,048	2,967,167
IDEXX Laboratories Inc.[a,b]	77,040	10,290,233
Intuitive Surgical Inc.[a]	53,386	21,984,355
ResMed Inc.[b]	210,716	10,668,551
Sirona Dental Systems Inc.[a,b]	53,363	4,400,313
St. Jude Medical Inc.	274,786	19,028,930

Security	Shares	Value

Varian Medical Systems Inc.[a,b]	156,077	$12,976,242
Zimmer Holdings Inc.	18,822	1,954,853

		134,139,717
HEALTH CARE PROVIDERS & SERVICES — 2.23%
AmerisourceBergen Corp.	339,015	24,632,830
Brookdale Senior Living Inc.[a]	188,353	6,279,689
Cardinal Health Inc.	41,524	2,846,886
Catamaran Corp.[a]	310,571	13,714,815
Centene Corp.[a]	86,566	6,545,255
Cigna Corp.	31,570	2,903,493
DaVita HealthCare Partners Inc.[a]	92,637	6,699,508
Envision Healthcare Holdings Inc.[a]	121,908	4,377,716
HCA Holdings Inc.[a]	46,776	2,637,231
Henry Schein Inc.[a]	128,160	15,208,747
Laboratory Corp. of America Holdings[a,b]	50,451	5,166,182
MEDNAX Inc.[a]	98,593	5,733,183
Patterson Companies Inc.	11,391	450,058
Premier Inc.[a]	48,488	1,406,152
Tenet Healthcare Corp.[a,b]	146,674	6,884,878
Universal Health Services Inc. Class B	29,529	2,827,697

		108,314,320
HEALTH CARE TECHNOLOGY — 0.74%
Allscripts Healthcare Solutions Inc.[a]	100,214	1,608,435
athenahealth Inc.[a]	56,837	7,112,014
Cerner Corp.[a]	447,272	23,070,290
IMS Health Holdings Inc.[a]	112,628	2,892,287
Veeva Systems Inc.[a,b]	56,672	1,442,302

		36,125,328
HOTELS, RESTAURANTS & LEISURE — 3.04%
Aramark	58,519	1,514,472
Bally Technologies Inc.[a,b]	59,027	3,879,254
Brinker International Inc.	97,592	4,747,851
Burger King Worldwide Inc.	158,814	4,322,917
Chipotle Mexican Grill Inc.[a]	46,659	27,645,924
Choice Hotels International Inc.	3,737	176,050
Domino’s Pizza Inc.	83,564	6,107,693
Dunkin’ Brands Group Inc.	159,722	7,316,865
Hilton Worldwide Holdings Inc.[a]	203,273	4,736,261
Hyatt Hotels Corp. Class Aa	3,519	214,589
Marriott International Inc. Class A	290,686	18,632,972
MGM Resorts International[a]	47,499	1,253,974
Norwegian Cruise Line Holdings Ltd.[a]	126,255	4,002,283
Panera Bread Co. Class Aa,b	36,794	5,512,845
SeaWorld Entertainment Inc.	102,548	2,905,185
Six Flags Entertainment Corp.	109,492	4,658,885
Starwood Hotels & Resorts Worldwide Inc.	129,445	10,461,745
Wyndham Worldwide Corp.	191,133	14,472,591
Wynn Resorts Ltd.	121,649	25,249,466

		147,811,822
HOUSEHOLD DURABLES — 0.99%
D.R. Horton Inc.	39,714	976,170
Harman International Industries Inc.	102,255	10,985,255
Jarden Corp.[a]	59,341	3,521,888
Leggett & Platt Inc.	102,995	3,530,669
Lennar Corp. Class A	16,346	686,205

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2014

Security	Shares	Value

Newell Rubbermaid Inc.	246,433	$7,636,959
NVR Inc.[a]	6,640	7,639,984
Tempur Sealy International Inc.[a]	91,337	5,452,819
Tupperware Brands Corp.	75,785	6,343,204
Whirlpool Corp.	10,708	1,490,768

		48,263,921
HOUSEHOLD PRODUCTS — 0.65%
Church & Dwight Co. Inc.	204,053	14,273,508
Clorox Co. (The)[b]	160,043	14,627,930
Spectrum Brands Holdings Inc.	32,007	2,753,562

		31,655,000
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.05%
Calpine Corp.[a]	90,928	2,164,996

		2,164,996
INDUSTRIAL CONGLOMERATES — 0.20%
Roper Industries Inc.	67,878	9,910,867

		9,910,867
INSURANCE — 0.98%
American Financial Group Inc.	17,940	1,068,506
Aon PLC	342,018	30,812,402
Arthur J. Gallagher & Co.	222,919	10,388,025
Brown & Brown Inc.	10,423	320,090
Erie Indemnity Co. Class A	36,753	2,766,031
Reinsurance Group of America Inc.	29,021	2,289,757

		47,644,811
INTERNET & CATALOG RETAIL — 2.04%
Expedia Inc.	151,908	11,964,274
Groupon Inc.[a,b]	722,861	4,785,340
HomeAway Inc.[a]	129,976	4,525,764
Liberty Interactive Corp. Series Aa,b	368,496	10,819,043
Liberty Ventures Series Aa	110,662	8,166,856
Netflix Inc.[a]	89,982	39,646,069
TripAdvisor Inc.[a,b]	167,209	18,168,930
zulily Inc.[a]	19,892	814,577

		98,890,853
INTERNET SOFTWARE & SERVICES — 2.78%
Akamai Technologies Inc.[a]	267,232	16,317,186
CoStar Group Inc.[a]	43,210	6,834,526
Equinix Inc.[a]	75,392	15,839,105
IAC/InterActiveCorp	46,110	3,192,195
LinkedIn Corp. Class Aa	156,590	26,850,487
Pandora Media Inc.[a,b]	308,525	9,101,488
Rackspace Hosting Inc.[a,b]	176,200	5,930,892
Twitter Inc.[a]	719,208	29,465,952
VeriSign Inc.[a,b]	181,016	8,835,391
Yelp Inc.[a]	76,350	5,854,518
Zillow Inc. Class Aa	46,686	6,672,830

		134,894,570

Security	Shares	Value

IT SERVICES — 3.37%
Alliance Data Systems Corp.[a,b]	81,375	$22,886,719
Booz Allen Hamilton Holding Corp.	104,988	2,229,945
Broadridge Financial Solutions Inc.	181,232	7,546,500
Computer Sciences Corp.	13,283	839,486
DST Systems Inc.	36,963	3,406,880
Fidelity National Information Services Inc.	53,757	2,942,658
Fiserv Inc.[a]	374,130	22,567,522
FleetCor Technologies Inc.[a]	124,506	16,409,891
Gartner Inc.[a]	135,487	9,554,543
Genpact Ltd.[a]	26,208	459,426
Global Payments Inc.	107,856	7,857,310
Jack Henry & Associates Inc.	126,990	7,547,016
Paychex Inc.	435,386	18,094,642
Sabre Corp.[a]	67,711	1,357,605
Teradata Corp.[a,b]	186,874	7,512,335
Total System Services Inc.	194,664	6,114,396
Vantiv Inc. Class Aa	187,118	6,290,907
VeriFone Systems Inc.[a]	167,443	6,153,530
Western Union Co.	809,129	14,030,297

		163,801,608
LEISURE EQUIPMENT & PRODUCTS — 0.57%
Hasbro Inc.	146,516	7,772,674
Mattel Inc.	184,452	7,188,094
Polaris Industries Inc.	98,928	12,884,383

		27,845,151
LIFE SCIENCES TOOLS & SERVICES — 1.68%
Agilent Technologies Inc.	72,152	4,144,411
Bruker Corp.[a,b]	165,495	4,016,564
Charles River Laboratories International Inc.[a,b]	34,220	1,831,454
Covance Inc.[a,b]	78,047	6,679,262
Illumina Inc.[a,b]	192,733	34,410,550
Mettler-Toledo International Inc.[a]	43,875	11,108,273
PerkinElmer Inc.	32,035	1,500,519
Quintiles Transnational Holdings Inc.[a]	40,281	2,146,574
TECHNE Corp.	27,137	2,512,072
Waters Corp.[a,b]	127,302	13,295,421

		81,645,100
MACHINERY — 4.37%
Allison Transmission Holdings Inc.	202,810	6,307,391
Colfax Corp.[a,b]	143,164	10,671,445
Crane Co.	26,824	1,994,633
Donaldson Co. Inc.	196,072	8,297,767
Dover Corp.	184,461	16,776,728
Flowserve Corp.	206,181	15,329,557
Graco Inc.	91,043	7,108,637
IDEX Corp.	111,745	9,022,291
Ingersoll-Rand PLC	34,635	2,165,034
ITT Corp.	31,258	1,503,510
Lincoln Electric Holdings Inc.	41,237	2,881,642
Manitowoc Co. Inc. (The)	203,018	6,671,171
Middleby Corp. (The)[a]	86,017	7,115,326
Navistar International Corp.[a,b]	13,321	499,271
Nordson Corp.	96,646	7,750,043
PACCAR Inc.	487,699	30,642,128
Pall Corp.	164,815	14,073,553

308

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2014

Security	Shares	Value

Parker Hannifin Corp.	119,181	$14,984,627
Pentair PLC	19,999	1,442,328
Snap-on Inc.	12,209	1,447,011
Stanley Black & Decker Inc.	26,409	2,319,238
Timken Co. (The)	8,002	542,856
Toro Co. (The)	84,734	5,389,082
Trinity Industries Inc.	178,219	7,791,735
Valmont Industries Inc.[b]	2,603	395,526
WABCO Holdings Inc.[a]	85,093	9,089,634
Wabtec Corp.	144,817	11,960,436
Xylem Inc.	200,106	7,820,142

		211,992,742
MARINE — 0.21%
Kirby Corp.[a]	85,568	10,023,436

		10,023,436
MEDIA — 3.36%
AMC Networks Inc. Class Aa,b	89,651	5,512,640
Cablevision NY Group Class A	293,771	5,185,058
CBS Outdoor Americas Inc.	2,616	85,491
Charter Communications Inc. Class Aa	119,120	18,866,226
Cinemark Holdings Inc.	173,321	6,128,630
Clear Channel Outdoor Holdings Inc. Class A	29,082	237,891
Discovery Communications Inc. Series Aa	344,542	25,592,580
DISH Network Corp. Class Aa	234,696	15,274,016
Interpublic Group of Companies Inc. (The)	636,097	12,410,252
Lamar Advertising Co. Class A	119,328	6,324,384
Lions Gate Entertainment Corp.	121,141	3,462,210
Live Nation Entertainment Inc.[a]	110,677	2,732,615
Morningstar Inc.	29,142	2,092,687
Omnicom Group Inc.	387,943	27,629,300
Regal Entertainment Group Class A	31,305	660,535
Scripps Networks Interactive Inc. Class A	158,636	12,871,725
Sirius XM Holdings Inc.[a]	4,140,643	14,326,625
Starz Series Aa	123,363	3,674,984

		163,067,849
METALS & MINING — 0.12%
Carpenter Technology Corp.	4,941	312,518
Compass Minerals International Inc.	50,384	4,823,764
Tahoe Resources Inc.[a]	19,909	521,616

		5,657,898
MULTILINE RETAIL — 1.87%
Big Lots Inc.[a]	25,896	1,183,447
Dillard’s Inc. Class A	26,100	3,043,521
Dollar General Corp.[a]	354,118	20,312,209
Dollar Tree Inc.[a]	310,487	16,909,122
Family Dollar Stores Inc.	135,474	8,960,250
Kohl’s Corp.	17,227	907,518
Macy’s Inc.	419,281	24,326,684
Nordstrom Inc.	208,149	14,139,562
Sears Holdings Corp.[a]	31,171	1,245,593

		91,027,906
OIL, GAS & CONSUMABLE FUELS — 5.53%
Antero Resources Corp.[a,b]	79,675	5,229,070

Security	Shares	Value

Athlon Energy Inc.[a]	77,001	$3,672,948
Cabot Oil & Gas Corp.	626,427	21,386,218
Cheniere Energy Inc.[a]	357,115	25,605,145
Chesapeake Energy Corp.	180,711	5,616,498
Cimarex Energy Co.	15,914	2,283,022
Cobalt International Energy Inc.[a]	478,783	8,785,668
Concho Resources Inc.[a,b]	169,181	24,446,655
Continental Resources Inc.[a]	64,596	10,208,752
CVR Energy Inc.	9,594	462,335
EQT Corp.	206,391	22,063,198
Gulfport Energy Corp.[a]	103,809	6,519,205
HollyFrontier Corp.	54,901	2,398,625
Kosmos Energy Ltd.[a]	158,088	1,775,328
Laredo Petroleum Inc.[a]	102,715	3,182,111
Noble Energy Inc.	386,087	29,906,299
Oasis Petroleum Inc.[a]	151,941	8,491,982
ONEOK Inc.	165,425	11,262,134
PBF Energy Inc.	32,585	868,390
QEP Resources Inc.	34,286	1,182,867
Range Resources Corp.	246,013	21,390,830
SM Energy Co.	100,706	8,469,375
Southwestern Energy Co.[a]	530,010	24,110,155
Targa Resources Corp.	56,686	7,911,665
Teekay Corp.	31,233	1,944,254
Tesoro Corp.	83,551	4,901,937
Ultra Petroleum Corp.[a]	68,469	2,032,845
Whiting Petroleum Corp.[a]	18,347	1,472,347
World Fuel Services Corp.	23,852	1,174,234

		268,754,092
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	100,877	5,091,262

		5,091,262
PERSONAL PRODUCTS — 0.41%
Avon Products Inc.	266,396	3,892,045
Coty Inc. Class A	83,020	1,422,133
Herbalife Ltd.[b]	122,161	7,884,271
Nu Skin Enterprises Inc. Class A	88,548	6,549,010

		19,747,459
PHARMACEUTICALS — 2.31%
Endo International PLC[a]	228,597	16,006,362
Jazz Pharmaceuticals PLC[a]	89,173	13,109,323
Mallinckrodt PLC[a]	40,563	3,245,851
Mylan Inc.[a]	560,999	28,925,108
Perrigo Co. PLC	45,419	6,620,273
Questcor Pharmaceuticals Inc.	91,573	8,469,587
Salix Pharmaceuticals Ltd.[a,b]	95,209	11,744,030
Zoetis Inc.	752,095	24,270,106

		112,390,640
PROFESSIONAL SERVICES — 1.30%
Dun & Bradstreet Corp. (The)	19,914	2,194,523
Equifax Inc.	98,058	7,113,127
IHS Inc. Class Aa	102,174	13,861,947
Nielsen NV	316,057	15,300,319
Robert Half International Inc.	206,451	9,855,971
Verisk Analytics Inc. Class Aa	249,811	14,993,656

		63,319,543

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.60%
Apartment Investment and Management Co. Class A	124,275	$4,010,354
Boston Properties Inc.	27,634	3,265,786
Columbia Property Trust Inc.	28,202	733,534
Crown Castle International Corp.	501,031	37,206,562
Equity Lifestyle Properties, Inc.	90,664	4,003,722
Extra Space Storage Inc.[b]	174,108	9,271,251
Federal Realty Investment Trust[b]	67,085	8,111,918
Gaming and Leisure Properties Inc.	21,204	720,300
Health Care REIT Inc.	244,889	15,347,194
Healthcare Trust of America Inc. Class A	43,034	518,129
NorthStar Realty Finance Corp.	117,482	2,041,837
Omega Healthcare Investors Inc.[b]	62,269	2,295,235
Plum Creek Timber Co. Inc.[b]	128,229	5,783,128
Rayonier Inc.	22,461	798,489
Tanger Factory Outlet Centers Inc.	85,453	2,988,292
Taubman Centers Inc.	88,679	6,722,755
Ventas Inc.	197,954	12,688,851
Vornado Realty Trust	63,336	6,759,851
Weyerhaeuser Co.	92,352	3,055,928

		126,323,116
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.49%
CBRE Group Inc. Class Aa	420,622	13,476,729
Howard Hughes Corp. (The)[a]	28,346	4,473,849
Jones Lang LaSalle Inc.	17,984	2,272,998
Realogy Holdings Corp.[a]	95,101	3,586,259

		23,809,835
ROAD & RAIL — 1.40%
AMERCO	6,174	1,795,152
Avis Budget Group Inc.[a]	158,271	9,447,196
Genesee & Wyoming Inc. Class Aa,b	36,085	3,788,925
Hertz Global Holdings Inc.[a]	672,089	18,838,655
J.B. Hunt Transport Services Inc.	138,167	10,193,961
Kansas City Southern Industries Inc.	127,875	13,747,841
Landstar System Inc.	67,551	4,323,264
Old Dominion Freight Line Inc.[a]	94,485	6,016,805

		68,151,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.07%
Advanced Micro Devices Inc.[a,b]	928,185	3,889,095
Altera Corp.	175,986	6,117,273
Analog Devices Inc.	215,090	11,629,916
Applied Materials Inc.	1,220,723	27,527,304
Atmel Corp.[a]	632,355	5,925,166
Avago Technologies Ltd.	375,019	27,027,619
Cree Inc.[a,b]	100,397	5,014,830
Freescale Semiconductor Ltd.[a,b]	145,892	3,428,462
KLA-Tencor Corp.	227,048	16,492,767
Lam Research Corp.	64,805	4,379,522
Linear Technology Corp.	355,136	16,716,252
Maxim Integrated Products Inc.	389,666	13,174,607
Microchip Technology Inc.	300,708	14,677,558
NVIDIA Corp.	138,075	2,559,911
ON Semiconductor Corp.[a]	340,120	3,108,697

Security	Shares	Value

Skyworks Solutions Inc.	284,655	$13,367,399
SunEdison Inc.[a]	129,109	2,917,863
SunPower Corp.[a]	6,386	261,698
Teradyne Inc.	32,213	631,375
Xilinx Inc.	402,774	19,055,238

		197,902,552
SOFTWARE — 4.44%
Activision Blizzard Inc.	490,957	10,948,341
ANSYS Inc.[a]	32,220	2,442,920
Autodesk Inc.[a]	269,461	15,192,211
Cadence Design Systems Inc.[a]	434,810	7,604,827
Citrix Systems Inc.[a]	222,651	13,926,820
Concur Technologies Inc.[a,b]	71,614	6,684,451
Electronic Arts Inc.[a]	361,751	12,976,008
FactSet Research Systems Inc.	63,590	7,648,605
FireEye Inc.[a,b]	104,466	4,236,096
Fortinet Inc.[a]	205,905	5,174,393
Informatica Corp.[a,b]	148,452	5,292,314
Intuit Inc.	426,124	34,315,766
MICROS Systems Inc.[a]	83,175	5,647,583
NetSuite Inc.[a,b]	62,397	5,421,051
PTC Inc.[a]	178,164	6,912,763
Red Hat Inc.[a]	284,265	15,711,327
ServiceNow Inc.[a,b]	216,293	13,401,514
SolarWinds Inc.[a]	98,931	3,824,672
Solera Holdings Inc.	103,336	6,939,012
Splunk Inc.[a,b]	177,517	9,822,016
Tableau Software Inc. Class Aa,b	57,253	4,083,857
TIBCO Software Inc.[a,b]	244,499	4,931,545
Workday Inc. Class Aa,b	140,618	12,635,934

		215,774,026
SPECIALTY RETAIL — 4.79%
Aaron’s Inc.	17,624	628,119
Abercrombie & Fitch Co. Class A	15,785	682,701
Advance Auto Parts Inc.	109,531	14,777,923
AutoNation Inc.[a,b]	109,261	6,520,697
AutoZone Inc.[a,b]	48,956	26,252,165
Bed Bath & Beyond Inc.[a]	129,611	7,437,079
Best Buy Co. Inc.	129,044	4,001,654
Cabela’s Inc.[a,b]	8,644	539,386
CarMax Inc.[a,b]	228,050	11,860,881
Chico’s FAS Inc.	101,926	1,728,665
CST Brands Inc.	97,038	3,347,811
Dick’s Sporting Goods Inc.	25,424	1,183,741
Foot Locker Inc.	31,649	1,605,237
GameStop Corp. Class A	9,058	366,577
Gap Inc. (The)	397,240	16,513,267
GNC Holdings Inc. Class A	136,792	4,664,607
L Brands Inc.	130,320	7,644,571
Murphy USA Inc.[a]	32,541	1,590,930
O’Reilly Automotive Inc.[a,b]	159,239	23,981,393
Penske Automotive Group Inc.	28,343	1,402,979
PetSmart Inc.	148,984	8,909,243
Ross Stores Inc.	318,872	21,087,005
Sally Beauty Holdings Inc.[a]	180,263	4,520,996
Signet Jewelers Ltd.	82,762	9,152,650
Tiffany & Co.	169,338	16,976,135
Tractor Supply Co.	207,940	12,559,576
Ulta Salon, Cosmetics & Fragrance Inc.[a,b]	96,585	8,828,835
Urban Outfitters Inc.[a]	116,107	3,931,383
Williams-Sonoma Inc.	141,340	10,145,385

		232,841,591

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 3.13%
Carter’s Inc.	80,662	$5,560,032
Coach Inc.	411,636	14,073,835
Deckers Outdoor Corp.[a]	52,027	4,491,491
Fossil Group Inc.[a]	70,006	7,317,027
Hanesbrands Inc.	149,500	14,716,780
Kate Spade & Co.[a]	190,065	7,249,079
Michael Kors Holdings Ltd.[a,b]	306,663	27,185,675
PVH Corp.	108,214	12,617,752
Ralph Lauren Corp.	66,677	10,714,327
Under Armour Inc. Class Aa,b	259,716	15,450,505
VF Corp.	517,844	32,624,172

		152,000,675
THRIFTS & MORTGAGE FINANCE — 0.14%
Nationstar Mortgage Holdings Inc.[a,b]	29,643	1,076,041
Ocwen Financial Corp.[a,b]	159,804	5,928,728

		7,004,769
TOBACCO — 0.68%
Lorillard Inc.	544,186	33,179,020

		33,179,020
TRADING COMPANIES & DISTRIBUTORS — 1.52%
Air Lease Corp.	9,907	382,212
Fastenal Co.	445,507	22,048,142
HD Supply Holdings Inc.[a]	159,411	4,525,678
MRC Global Inc.[a]	69,063	1,953,792
MSC Industrial Direct Co. Inc. Class A	71,231	6,812,533
NOW Inc.[a]	13,780	498,974
United Rentals Inc.[a,b]	146,036	15,294,350
W.W. Grainger Inc.	87,506	22,250,151

		73,765,832
WIRELESS TELECOMMUNICATION SERVICES — 0.41%
SBA Communications Corp. Class Aa	193,366	19,781,342

		19,781,342

TOTAL COMMON STOCKS
(Cost: $3,596,083,605)		4,840,292,641

SHORT-TERM INVESTMENTS — 6.78%

MONEY MARKET FUNDS — 6.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	297,343,734	297,343,734
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	18,280,065	18,280,065

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,591,172	$13,591,172

		329,214,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $329,214,971)		329,214,971

TOTAL INVESTMENTS IN SECURITIES — 106.43%
(Cost: $3,925,298,576)		5,169,507,612
Other Assets, Less Liabilities — (6.43)%		(312,373,555)

NET ASSETS — 100.00%		$4,857,134,057

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

311

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.57%

AEROSPACE & DEFENSE — 1.09%
Alliant Techsystems Inc.	69,952	$9,367,972
Exelis Inc.	416,240	7,067,755
Huntington Ingalls Industries Inc.	16,845	1,593,369
L-3 Communications Holdings Inc.	189,348	22,863,771
Rockwell Collins Inc.	35,106	2,743,183
Spirit AeroSystems Holdings Inc. Class Aa	18,256	615,227
Textron Inc.	612,931	23,469,128
Triumph Group Inc.	87,606	6,116,651

		73,837,056
AIRLINES — 0.12%
Alaska Air Group Inc.	12,975	1,233,274
Copa Holdings SA Class A	15,838	2,258,024
Southwest Airlines Co.	167,105	4,488,440

		7,979,738
AUTO COMPONENTS — 0.58%
Gentex Corp.	131,680	3,830,571
Lear Corp.	35,528	3,173,361
TRW Automotive Holdings Corp.[a,b]	243,209	21,772,070
Visteon Corp.[a]	106,451	10,326,811

		39,102,813
BEVERAGES — 0.36%
Constellation Brands Inc. Class Aa	24,095	2,123,492
Molson Coors Brewing Co. Class B NVS	298,462	22,133,942

		24,257,434
BIOTECHNOLOGY — 0.08%
Alkermes PLC[a]	45,942	2,312,261
Alnylam Pharmaceuticals Inc.[a]	22,364	1,412,734
Cubist Pharmaceuticals Inc.[a]	8,773	612,531
Myriad Genetics Inc.[a]	20,540	799,416

		5,136,942
BUILDING PRODUCTS — 0.34%
A.O. Smith Corp.	90,928	4,508,210
Fortune Brands Home & Security Inc.	212,525	8,486,123
Owens Corning	258,560	10,001,101

		22,995,434
CAPITAL MARKETS — 2.00%
Ameriprise Financial Inc.	271,010	32,521,200
E*TRADE Financial Corp.[a]	633,561	13,469,507
Federated Investors Inc. Class B	54,388	1,681,677
Invesco Ltd.	804,715	30,377,991
Legg Mason Inc.	138,608	7,111,977
Northern Trust Corp.	519,265	33,342,006
Raymond James Financial Inc.	274,174	13,908,847
SEI Investments Co.	18,372	602,050
TD Ameritrade Holding Corp.	73,781	2,313,034

		135,328,289

Security	Shares	Value

CHEMICALS — 2.43%
Albemarle Corp.	103,578	$7,405,827
Ashland Inc.	171,123	18,607,915
Cabot Corp.	132,396	7,677,644
Celanese Corp. Series A	313,145	20,128,961
CF Industries Holdings Inc.	114,342	27,502,681
Cytec Industries Inc.	69,286	7,304,130
Eastman Chemical Co.	29,832	2,605,825
Huntsman Corp.	131,961	3,708,104
Mosaic Co. (The)	735,037	36,347,580
Rayonier Advanced Materials Inc.	81,550	3,160,063
Rockwood Holdings Inc.	149,292	11,344,699
RPM International Inc.	21,780	1,005,800
Sigma-Aldrich Corp.	141,038	14,312,536
W.R. Grace & Co.[a,b]	23,120	2,185,534
Westlake Chemical Corp.	13,263	1,110,909

		164,408,208
COMMERCIAL BANKS — 5.76%
Associated Banc-Corp.	350,129	6,330,332
Bank of Hawaii Corp.	97,989	5,750,974
BankUnited Inc.	223,558	7,484,722
BOK Financial Corp.	60,121	4,004,059
CIT Group Inc.	424,760	19,437,018
City National Corp.	104,511	7,917,753
Comerica Inc.	398,920	20,009,827
Commerce Bancshares Inc.	178,639	8,306,714
Cullen/Frost Bankers Inc.	116,268	9,234,005
East West Bancorp Inc.	314,858	11,016,881
Fifth Third Bancorp	1,867,557	39,872,342
First Horizon National Corp.	519,496	6,161,223
First Niagara Financial Group Inc.	780,522	6,821,762
First Republic Bank	302,397	16,628,811
Fulton Financial Corp.	414,938	5,141,082
Huntington Bancshares Inc.	1,817,623	17,340,123
KeyCorp	1,939,553	27,793,795
M&T Bank Corp.[b]	288,724	35,816,212
PacWest Bancorp	223,776	9,660,410
Popular Inc.[a,b]	227,213	7,766,140
Regions Financial Corp.	3,028,025	32,157,626
Signature Bank[a]	7,827	987,611
SunTrust Banks Inc.	1,170,017	46,870,881
SVB Financial Group[a]	101,297	11,813,256
Synovus Financial Corp.	305,177	7,440,215
TCF Financial Corp.	365,882	5,989,488
Zions Bancorp	405,993	11,964,614

		389,717,876
COMMERCIAL SERVICES & SUPPLIES — 1.10%
ADT Corp. (The)[b]	382,610	13,368,393
Cintas Corp.	44,180	2,807,197
Clean Harbors Inc.[a]	35,422	2,275,864
Covanta Holding Corp.	140,303	2,891,645
Iron Mountain Inc.	41,018	1,454,088
KAR Auction Services Inc.	183,958	5,862,742
Pitney Bowes Inc.	241,613	6,673,351
R.R. Donnelley & Sons Co.	395,664	6,710,461

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2014

Security	Shares	Value

Republic Services Inc.	583,139	$22,141,788
Tyco International Ltd.	109,659	5,000,450
Waste Connections Inc.	107,221	5,205,580

		74,391,559
COMMUNICATIONS EQUIPMENT — 1.16%
Brocade Communications Systems Inc.	955,630	8,791,796
EchoStar Corp. Class Aa	71,899	3,806,333
Harris Corp.	185,912	14,082,834
JDS Uniphase Corp.[a,b]	508,838	6,345,210
Juniper Networks Inc.[a]	814,546	19,988,959
Motorola Solutions Inc.	382,262	25,447,181

		78,462,313
COMPUTERS & PERIPHERALS — 1.67%
Lexmark International Inc. Class A	135,881	6,544,029
NCR Corp.[a]	333,651	11,707,814
NetApp Inc.	465,164	16,987,789
SanDisk Corp.	260,776	27,232,838
Stratasys Ltd.[a]	46,957	5,335,724
Western Digital Corp.	488,805	45,116,701

		112,924,895
CONSTRUCTION & ENGINEERING — 0.88%
AECOM Technology Corp.[a]	217,933	7,017,443
Fluor Corp.	135,933	10,453,248
Jacobs Engineering Group Inc.[a]	290,894	15,498,832
KBR Inc.	323,202	7,708,368
Quanta Services Inc.[a]	355,285	12,285,755
URS Corp.	151,433	6,943,203

		59,906,849
CONSTRUCTION MATERIALS — 0.27%
Vulcan Materials Co.	287,215	18,309,956

		18,309,956
CONSUMER FINANCE — 0.39%
Ally Financial Inc.[a]	62,833	1,502,337
Navient Corp.	928,251	16,439,325
Santander Consumer USA Holdings Inc.	179,881	3,496,887
SLM Corp.	612,708	5,091,603

		26,530,152
CONTAINERS & PACKAGING — 1.11%
AptarGroup Inc.	111,285	7,457,208
Avery Dennison Corp.	136,511	6,996,189
Bemis Co. Inc.	221,758	9,016,680
Greif Inc. Class A	69,944	3,816,145
MeadWestvaco Corp.	368,598	16,314,148
Owens-Illinois Inc.[a]	144,624	5,009,775
Rock-Tenn Co. Class A	157,716	16,653,232
Sonoco Products Co.	224,088	9,844,186

		75,107,563

Security	Shares	Value

DISTRIBUTORS — 0.03%
Genuine Parts Co.	21,692	$1,904,558

		1,904,558
DIVERSIFIED CONSUMER SERVICES — 0.32%
Apollo Education Group Inc.[a]	212,846	6,651,437
DeVry Education Group Inc.	139,425	5,903,254
Graham Holdings Co. Class B	9,806	7,041,787
Service Corp. International	104,090	2,156,745

		21,753,223
DIVERSIFIED FINANCIAL SERVICES — 1.12%
Interactive Brokers Group Inc. Class A	118,959	2,770,555
Intercontinental Exchange Inc.	145,715	27,525,563
Leucadia National Corp.	677,046	17,752,146
MSCI Inc. Class Aa	142,738	6,544,537
NASDAQ OMX Group Inc. (The)	256,535	9,907,382
Voya Financial Inc.	316,128	11,488,092

		75,988,275
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.22%
Frontier Communications Corp.	2,200,812	12,852,742
Level 3 Communications Inc.[a]	25,311	1,111,406
Windstream Holdings Inc.[b]	86,386	860,405

		14,824,553
ELECTRIC UTILITIES — 4.37%
Edison International	715,416	41,572,824
Entergy Corp.	393,887	32,334,184
FirstEnergy Corp.	922,037	32,013,125
Great Plains Energy Inc.	338,226	9,088,133
Hawaiian Electric Industries Inc.[b]	222,825	5,641,929
ITC Holdings Corp.	19,722	719,458
Northeast Utilities	693,840	32,797,817
OGE Energy Corp.	437,270	17,088,512
Pepco Holdings Inc.	551,201	15,147,003
Pinnacle West Capital Corp.	242,322	14,015,904
PPL Corp.	1,387,184	49,286,647
Westar Energy Inc.	283,032	10,808,992
Xcel Energy Inc.	1,102,226	35,524,744

		296,039,272
ELECTRICAL EQUIPMENT — 0.43%
Babcock & Wilcox Co. (The)	242,552	7,873,238
Hubbell Inc. Class B	109,123	13,438,497
Regal Beloit Corp.	99,092	7,784,668

		29,096,403
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.00%
Arrow Electronics Inc.[a]	218,781	13,216,560
Avnet Inc.	242,208	10,732,236
AVX Corp.	102,252	1,357,907
Dolby Laboratories Inc. Class Aa	105,272	4,547,750
FLIR Systems Inc.	93,291	3,239,996
Ingram Micro Inc. Class Aa,b	340,777	9,954,096
Jabil Circuit Inc.	446,343	9,328,569

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2014

Security	Shares	Value

Knowles Corp.[a]	187,117	$5,751,977
Tech Data Corp.[a,b]	83,829	5,240,989
Vishay Intertechnology Inc.[b]	297,134	4,602,606

		67,972,686
ENERGY EQUIPMENT & SERVICES — 1.75%
Atwood Oceanics Inc.[a,b]	110,387	5,793,110
Cameron International Corp.[a]	161,855	10,959,202
Diamond Offshore Drilling Inc.	147,147	7,302,906
Frank’s International NV	66,012	1,623,895
Helmerich & Payne Inc.	68,522	7,956,089
Nabors Industries Ltd.	588,470	17,283,364
Oil States International Inc.[a]	103,084	6,606,654
Patterson-UTI Energy Inc.	155,151	5,420,976
Rowan Companies PLC Class A	273,076	8,719,317
Seadrill Ltd.	545,540	21,794,323
Superior Energy Services Inc.	320,479	11,582,111
Tidewater Inc.	109,197	6,131,411
Unit Corp.[a]	101,894	7,013,364

		118,186,722
FOOD & STAPLES RETAILING — 0.59%
Rite Aid Corp.[a]	710,648	5,095,346
Safeway Inc.	505,693	17,365,498
Whole Foods Market Inc.	456,340	17,628,414

		40,089,258
FOOD PRODUCTS — 1.88%
Bunge Ltd.[b]	323,248	24,450,479
Campbell Soup Co.	127,798	5,854,426
ConAgra Foods Inc.	925,195	27,459,788
Hain Celestial Group Inc.[a]	9,386	832,914
Hillshire Brands Co. (The)	93,436	5,821,063
Ingredion Inc.	139,078	10,436,413
J.M. Smucker Co. (The)	227,680	24,263,858
Pilgrim’s Pride Corp.[a]	121,112	3,313,624
Pinnacle Foods Inc.	119,866	3,943,591
Tyson Foods Inc. Class A	553,269	20,769,718

		127,145,874
GAS UTILITIES — 0.93%
AGL Resources Inc.	261,867	14,410,541
Atmos Energy Corp.	219,989	11,747,413
National Fuel Gas Co.	184,465	14,443,609
Questar Corp.	385,087	9,550,158
UGI Corp.	252,693	12,760,996

		62,912,717
HEALTH CARE EQUIPMENT & SUPPLIES — 2.29%
Alere Inc.[a,b]	181,358	6,786,416
Boston Scientific Corp.[a]	2,628,422	33,564,949
CareFusion Corp.[a]	455,216	20,188,830
Cooper Companies Inc. (The)	27,217	3,688,720
DENTSPLY International Inc.	214,519	10,157,475
Hill-Rom Holdings Inc.	117,832	4,891,206
Hologic Inc.[a,b]	356,651	9,041,103
Intuitive Surgical Inc.[a]	6,269	2,581,574
Sirona Dental Systems Inc.[a]	48,757	4,020,502

Security	Shares	Value

St. Jude Medical Inc.	222,180	$15,385,965
Teleflex Inc.	90,834	9,592,070
Zimmer Holdings Inc.	340,861	35,401,824

		155,300,634
HEALTH CARE PROVIDERS & SERVICES — 4.40%
Cardinal Health Inc.	686,506	47,066,851
Cigna Corp.	543,893	50,021,839
Community Health Systems Inc.[a]	253,381	11,495,896
DaVita HealthCare Partners Inc.[a]	255,024	18,443,336
HCA Holdings Inc.[a]	648,923	36,586,279
Health Net Inc.[a]	176,112	7,315,692
Humana Inc.	339,875	43,408,835
Laboratory Corp. of America Holdings[a]	112,592	11,529,421
LifePoint Hospitals Inc.[a]	97,667	6,065,121
MEDNAX Inc.[a,b]	75,907	4,413,992
Omnicare Inc.	217,441	14,475,047
Patterson Companies Inc.	172,154	6,801,805
Quest Diagnostics Inc.	317,260	18,619,989
Universal Health Services Inc. Class B	152,125	14,567,490
VCA Inc.[a]	193,896	6,803,811

		297,615,404
HEALTH CARE TECHNOLOGY — 0.06%
Allscripts Healthcare Solutions Inc.[a]	247,107	3,966,067

		3,966,067
HOTELS, RESTAURANTS & LEISURE — 1.47%
Aramark	6,958	180,073
Choice Hotels International Inc.	71,476	3,367,234
Darden Restaurants Inc.	290,749	13,452,956
Hyatt Hotels Corp. Class Aa	86,060	5,247,939
International Game Technology	543,140	8,641,357
Marriott International Inc. Class A	61,294	3,928,945
MGM Resorts International[a,b]	749,271	19,780,755
Norwegian Cruise Line Holdings Ltd.[a,b]	14,699	465,958
Royal Caribbean Cruises Ltd.	364,659	20,275,041
Starwood Hotels & Resorts Worldwide Inc.	232,296	18,774,163
Wendy’s Co. (The)	603,744	5,149,936

		99,264,357
HOUSEHOLD DURABLES — 2.14%
D.R. Horton Inc.	573,247	14,090,411
Garmin Ltd.[b]	286,447	17,444,622
Jarden Corp.[a]	196,820	11,681,267
Leggett & Platt Inc.[b]	154,064	5,281,314
Lennar Corp. Class A	366,828	15,399,439
Mohawk Industries Inc.[a]	134,829	18,652,244
Newell Rubbermaid Inc.	247,282	7,663,269
PulteGroup Inc.	832,067	16,774,471
Taylor Morrison Home Corp. Class Aa	71,845	1,610,765
Toll Brothers Inc.[a,b]	390,864	14,422,882
Whirlpool Corp.	155,002	21,579,379

		144,600,063
HOUSEHOLD PRODUCTS — 0.31%
Clorox Co. (The)	48,281	4,412,883
Energizer Holdings Inc.	135,415	16,524,693

		20,937,576

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2014

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.05%
AES Corp. (The)	1,593,489	$24,778,754
Calpine Corp.[a]	797,647	18,991,975
NRG Energy Inc.	740,514	27,547,121

		71,317,850
INDUSTRIAL CONGLOMERATES — 0.44%
Carlisle Companies Inc.	140,720	12,189,166
Roper Industries Inc.	119,941	17,512,586

		29,701,752
INSURANCE — 7.97%
Alleghany Corp.[a]	36,152	15,838,914
Allied World Assurance Co. Holdings Ltd.	216,732	8,240,151
American Financial Group Inc.	132,894	7,915,167
American National Insurance Co.	16,021	1,829,598
Aon PLC	151,135	13,615,752
Arch Capital Group Ltd.[a]	294,457	16,913,610
Arthur J. Gallagher & Co.	19,239	896,537
Aspen Insurance Holdings Ltd.	144,229	6,550,881
Assurant Inc.	157,314	10,311,933
Assured Guaranty Ltd.	394,430	9,663,535
Axis Capital Holdings Ltd.[b]	236,918	10,490,729
Brown & Brown Inc.	249,950	7,675,965
Cincinnati Financial Corp.	359,055	17,249,002
CNA Financial Corp.	58,191	2,352,080
Endurance Specialty Holdings Ltd.	98,321	5,072,380
Everest Re Group Ltd.	101,242	16,248,329
Fidelity National Financial Inc. Class A	608,142	19,922,732
Genworth Financial Inc. Class Aa	1,089,734	18,961,372
Hanover Insurance Group Inc. (The)	96,937	6,121,572
Hartford Financial Services Group Inc. (The)	987,434	35,360,012
HCC Insurance Holdings Inc.	219,361	10,735,527
Lincoln National Corp.	579,134	29,790,653
Loews Corp.	715,379	31,483,830
Markel Corp.a,[b]	30,673	20,110,446
MBIA Inc.[a]	310,899	3,432,325
Mercury General Corp.	46,203	2,173,389
Old Republic International Corp.	572,107	9,462,650
PartnerRe Ltd.[b]	111,157	12,139,456
Principal Financial Group Inc.	646,073	32,613,765
ProAssurance Corp.	130,371	5,788,472
Progressive Corp. (The)	1,300,418	32,978,601
Protective Life Corp.	173,492	12,028,200
Reinsurance Group of America Inc.	109,516	8,640,812
RenaissanceRe Holdings Ltd.[b]	89,038	9,527,066
StanCorp Financial Group Inc.	96,038	6,146,432
Torchmark Corp.	192,815	15,795,405
Unum Group	565,221	19,647,082
Validus Holdings Ltd.[b]	199,350	7,623,144
W.R. Berkley Corp.	220,349	10,204,362
White Mountains Insurance Group Ltd.[b]	13,557	8,248,621
XL Group PLC	596,158	19,512,251

		539,312,740

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.24%
HomeAway Inc.[a]	15,754	$548,554
Liberty Interactive Corp. Series Aa	538,874	15,821,341

		16,369,895
INTERNET SOFTWARE & SERVICES — 0.20%
AOL Inc.[a]	175,528	6,984,259
IAC/InterActiveCorp	96,298	6,666,711

		13,650,970
IT SERVICES — 1.84%
Amdocs Ltd.	351,289	16,275,219
Booz Allen Hamilton Holding Corp.	11,350	241,074
Computer Sciences Corp.	299,097	18,902,930
CoreLogic Inc.[a]	201,662	6,122,458
DST Systems Inc.	12,417	1,144,475
Fidelity National Information Services Inc.	553,586	30,303,298
Genpact Ltd.[a]	313,241	5,491,115
Leidos Holdings Inc.	140,995	5,405,748
Paychex Inc.	77,903	3,237,649
Teradata Corp.[a]	73,364	2,949,233
Total System Services Inc.	83,561	2,624,651
Xerox Corp.	2,563,205	31,886,270

		124,584,120
LEISURE EQUIPMENT & PRODUCTS — 0.30%
Hasbro Inc.	39,893	2,116,324
Mattel Inc.	475,581	18,533,391

		20,649,715
LIFE SCIENCES TOOLS & SERVICES — 1.11%
Agilent Technologies Inc.	626,701	35,997,705
Bio-Rad Laboratories Inc. Class Aa	45,563	5,454,347
Charles River Laboratories International Inc.[a]	55,971	2,995,568
Covance Inc.[a]	12,121	1,037,315
PerkinElmer Inc.	201,623	9,444,021
QIAGEN NVa,b	512,695	12,535,393
Quintiles Transnational Holdings Inc.[a,b]	65,911	3,512,397
TECHNE Corp.	42,029	3,890,625

		74,867,371
MACHINERY — 3.73%
AGCO Corp.	206,241	11,594,869
Crane Co.	68,081	5,062,503
Donaldson Co. Inc.	27,318	1,156,098
Dover Corp.	95,781	8,711,282
IDEX Corp.	13,629	1,100,405
Ingersoll-Rand PLC	543,404	33,968,184
ITT Corp.	156,310	7,518,511
Joy Global Inc.[b]	219,879	13,540,149
Kennametal Inc.	172,513	7,983,902
Lincoln Electric Holdings Inc.	116,558	8,145,073
Navistar International Corp.[a,b]	100,792	3,777,684
Oshkosh Corp.	186,509	10,356,845
PACCAR Inc.	65,422	4,110,464
Parker Hannifin Corp.	152,725	19,202,114
Pentair PLC	395,723	28,539,543

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2014

Security	Shares	Value

Snap-on Inc.	109,979	$13,034,711
SPX Corp.	96,209	10,410,776
Stanley Black & Decker Inc.	304,301	26,723,714
Terex Corp.	242,197	9,954,297
Timken Co. (The)	167,707	11,377,243
Trinity Industries Inc.	79,598	3,480,024
Valmont Industries Inc.	55,276	8,399,188
Xylem Inc.	111,610	4,361,719

		252,509,298
MEDIA — 1.47%
CBS Outdoor Americas Inc.	46,077	1,505,796
Clear Channel Outdoor Holdings Inc. Class A	51,226	419,029
DISH Network Corp. Class Aa	125,227	8,149,773
DreamWorks Animation SKG Inc. Class Aa,b	164,202	3,819,339
Gannett Co. Inc.	497,990	15,592,067
John Wiley & Sons Inc. Class A	96,839	5,867,475
Liberty Media Corp.[a]	208,349	28,477,141
Live Nation Entertainment Inc.[a]	156,619	3,866,923
Madison Square Garden Inc. Class Aa	135,820	8,481,959
News Corp. Class A NVS[a]	1,092,781	19,604,491
Regal Entertainment Group Class Ab	135,452	2,858,037
Starz Series Aa,b	25,276	752,972

		99,395,002
METALS & MINING — 2.48%
Alcoa Inc.[b]	2,574,102	38,328,379
Allegheny Technologies Inc.	238,405	10,752,065
Carpenter Technology Corp.	109,469	6,923,914
Cliffs Natural Resources Inc.[b]	336,355	5,062,143
Newmont Mining Corp.	1,094,670	27,848,405
Nucor Corp.	699,286	34,439,835
Reliance Steel & Aluminum Co.	170,642	12,578,022
Royal Gold Inc.	141,673	10,784,149
Steel Dynamics Inc.	490,487	8,804,242
Tahoe Resources Inc.[a]	155,324	4,069,489
United States Steel Corp.[b]	317,737	8,273,871

		167,864,514
MULTI-UTILITIES — 5.31%
Alliant Energy Corp.	243,596	14,825,253
Ameren Corp.	532,778	21,779,965
CenterPoint Energy Inc.	943,641	24,100,591
CMS Energy Corp.	591,746	18,432,888
Consolidated Edison Inc.	643,137	37,134,730
DTE Energy Co.	388,694	30,267,602
Integrys Energy Group Inc.	175,583	12,489,219
MDU Resources Group Inc.	421,537	14,795,949
NiSource Inc.	691,407	27,199,951
Public Service Enterprise Group Inc.	1,110,917	45,314,304
SCANA Corp.	310,906	16,729,852
Sempra Energy	538,909	56,429,161
TECO Energy Inc.[b]	478,259	8,838,226
Vectren Corp.	181,077	7,695,773
Wisconsin Energy Corp.	495,195	23,234,549

		359,268,013
MULTILINE RETAIL — 0.80%
Big Lots Inc.[a]	89,769	4,102,443

Security	Shares	Value

Dillard’s Inc. Class A	18,102	$2,110,874
Dollar General Corp.[a]	162,872	9,342,338
Family Dollar Stores Inc.	12,154	803,866
J.C. Penney Co. Inc.[a,b]	477,871	4,324,732
Kohl’s Corp.	432,766	22,798,113
Macy’s Inc.	181,132	10,509,279
Sears Holdings Corp.[a,b]	12,876	514,525

		54,506,170
OIL, GAS & CONSUMABLE FUELS — 4.35%
Chesapeake Energy Corp.	890,500	27,676,740
Cimarex Energy Co.	167,985	24,099,128
Cobalt International Energy Inc.[a]	71,622	1,314,264
CONSOL Energy Inc.	505,371	23,282,442
CVR Energy Inc.	20,441	985,052
Denbury Resources Inc.	772,230	14,255,366
Energen Corp.	159,815	14,204,357
EP Energy Corp. Class Aa,b	73,126	1,685,554
EQT Corp.	31,321	3,348,215
Golar LNG Ltd.[b]	96,229	5,783,363
Gulfport Energy Corp.[a,b]	35,827	2,249,936
HollyFrontier Corp.	356,429	15,572,383
Laredo Petroleum Inc.[a,b]	21,032	651,571
Murphy Oil Corp.	394,030	26,195,114
Newfield Exploration Co.[a]	299,375	13,232,375
Noble Energy Inc.	227,336	17,609,447
ONEOK Inc.	214,708	14,617,321
PBF Energy Inc.	104,525	2,785,591
Peabody Energy Corp.	595,763	9,740,725
QEP Resources Inc.	345,184	11,908,848
SandRidge Energy Inc.[a,b]	1,085,534	7,761,568
Teekay Corp.	54,054	3,364,861
Tesoro Corp.	161,863	9,496,502
Ultra Petroleum Corp.[a,b]	235,724	6,998,646
Whiting Petroleum Corp.[a]	234,626	18,828,736
World Fuel Services Corp.	123,121	6,061,247
WPX Energy Inc.[a]	443,881	10,613,195

		294,322,547
PAPER & FOREST PRODUCTS — 0.69%
Domtar Corp.	140,786	6,032,680
International Paper Co.	804,014	40,578,587

		46,611,267
PERSONAL PRODUCTS — 0.13%
Avon Products Inc.	565,599	8,263,401
Coty Inc. Class A	32,746	560,939

		8,824,340
PHARMACEUTICALS — 0.85%
Hospira Inc.[a,b]	367,015	18,853,560
Mallinckrodt PLC[a]	68,782	5,503,936
Perrigo Co. PLC	227,485	33,158,214

		57,515,710
PROFESSIONAL SERVICES — 0.77%
Dun & Bradstreet Corp. (The)	52,377	5,771,946
Equifax Inc.	124,767	9,050,598

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2014

Security	Shares	Value

Manpowergroup Inc.	174,836	$14,834,835
Nielsen NV	157,076	7,604,049
Towers Watson & Co. Class A	142,606	14,863,823

		52,125,251
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.55%
Alexandria Real Estate Equities Inc.	157,327	12,214,868
American Campus Communities Inc.	230,355	8,808,775
American Capital Agency Corp.	774,654	18,134,650
American Homes 4 Rent Class A	307,439	5,460,117
American Realty Capital Properties Inc.	1,994,771	24,994,481
Annaly Capital Management Inc.	2,080,528	23,780,435
Apartment Investment and Management Co. Class A	139,229	4,492,920
AvalonBay Communities Inc.	284,596	40,466,705
BioMed Realty Trust Inc.	422,707	9,227,694
Boston Properties Inc.	295,724	34,948,662
Brandywine Realty Trust	344,822	5,379,223
Brixmor Property Group Inc.	106,094	2,434,857
Camden Property Trust[b]	187,886	13,368,089
CBL & Associates Properties Inc.[b]	366,467	6,962,873
Chimera Investment Corp.	2,256,264	7,197,482
Columbia Property Trust Inc.	233,709	6,078,771
CommonWealth REIT	260,062	6,844,832
Corporate Office Properties Trust[b]	192,368	5,349,754
Corrections Corp. of America	255,887	8,405,888
DDR Corp.[b]	661,792	11,667,393
Digital Realty Trust Inc.[b]	297,405	17,344,660
Douglas Emmett Inc.	315,488	8,903,071
Duke Realty Corp.	723,492	13,138,615
Equity Lifestyle Properties, Inc.	50,497	2,229,948
Essex Property Trust Inc.	137,268	25,382,226
Federal Realty Investment Trust	49,632	6,001,502
Gaming and Leisure Properties Inc.	154,262	5,240,280
General Growth Properties Inc.	1,244,977	29,331,658
HCP Inc.[b]	1,006,112	41,632,915
Health Care REIT Inc.	316,347	19,825,467
Healthcare Trust of America Inc. Class A	459,571	5,533,235
Home Properties Inc.	125,840	8,048,726
Hospitality Properties Trust	329,639	10,021,026
Host Hotels & Resorts Inc.	1,662,085	36,582,491
Kilroy Realty Corp.[b]	180,940	11,268,943
Kimco Realty Corp.[b]	901,363	20,713,322
Liberty Property Trust[b]	324,289	12,300,282
Macerich Co. (The)	308,934	20,621,345
MFA Financial Inc.	805,051	6,609,469
Mid-America Apartment Communities Inc.[b]	164,705	12,031,700
National Retail Properties Inc.[b]	270,501	10,059,932
NorthStar Realty Finance Corp.	634,372	11,025,385
Omega Healthcare Investors Inc.	186,320	6,867,755
Piedmont Office Realty Trust Inc. Class A	338,748	6,415,887
Plum Creek Timber Co. Inc.	201,711	9,097,166
Post Properties Inc.	119,318	6,378,740
Prologis Inc.	1,097,215	45,084,564
Rayonier Inc.	244,650	8,697,308
Realty Income Corp.[b]	486,243	21,598,914
Regency Centers Corp.[b]	202,988	11,302,372
Retail Properties of America Inc. Class A	520,256	8,001,537
Senior Housing Properties Trust[b]	447,335	10,865,767
SL Green Realty Corp.[b]	187,816	20,548,949
Spirit Realty Capital Inc.	876,684	9,959,130
Starwood Property Trust Inc.	486,120	11,555,072
Tanger Factory Outlet Centers Inc.	75,229	2,630,758

Security	Shares	Value

Taubman Centers Inc.	9,167	$694,950
Two Harbors Investment Corp.	803,784	8,423,656
UDR Inc.	552,092	15,806,394
Ventas Inc.	340,604	21,832,716
Vornado Realty Trust	318,929	34,039,292
Washington Prime Group Inc.[a]	341,072	6,391,689
Weingarten Realty Investors[b]	268,248	8,809,264
Weyerhaeuser Co.	1,150,060	38,055,486
WP Carey Inc.	218,343	14,061,289

		917,183,322
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.45%
Forest City Enterprises Inc. Class Aa,b	361,104	7,175,137
Howard Hughes Corp. (The)[a]	45,764	7,222,932
Jones Lang LaSalle Inc.	71,730	9,065,955
Realogy Holdings Corp.[a,b]	182,264	6,873,175

		30,337,199
ROAD & RAIL — 0.46%
AMERCO	7,002	2,035,902
Con-way Inc.	125,528	6,327,866
Genesee & Wyoming Inc. Class Aa,b	61,762	6,485,010
Kansas City Southern Industries Inc.	55,350	5,950,679
Ryder System Inc.	116,781	10,287,238

		31,086,695
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.88%
Altera Corp.	431,319	14,992,648
Analog Devices Inc.	375,718	20,315,072
Applied Materials Inc.	887,492	20,012,945
Broadcom Corp. Class A	1,174,879	43,611,508
Cree Inc.[a]	121,277	6,057,786
First Solar Inc.[a,b]	160,893	11,433,057
Freescale Semiconductor Ltd.[a,b]	18,017	423,400
KLA-Tencor Corp.	32,041	2,327,458
Lam Research Corp.	261,309	17,659,262
Marvell Technology Group Ltd.	891,155	12,770,251
Maxim Integrated Products Inc.	51,268	1,733,371
NVIDIA Corp.	1,024,253	18,989,651
ON Semiconductor Corp.[a]	472,943	4,322,699
SunEdison Inc.[a]	400,434	9,049,808
SunPower Corp.[a]	91,661	3,756,268
Teradyne Inc.[b]	379,623	7,440,611

		194,895,795
SOFTWARE — 1.90%
Activision Blizzard Inc.	369,854	8,247,744
ANSYS Inc.[a]	156,636	11,876,141
Autodesk Inc.[a]	105,394	5,942,114
CA Inc.	702,437	20,188,039
Citrix Systems Inc.[a]	34,372	2,149,969
Electronic Arts Inc.[a]	161,615	5,797,130
FireEye Inc.[a,b]	35,890	1,455,339
Informatica Corp.[a]	24,452	871,714
MICROS Systems Inc.[a,b]	42,715	2,900,348
Nuance Communications Inc.[a,b]	576,101	10,813,416
Rovi Corp.[a]	208,008	4,983,872
Symantec Corp.	1,519,371	34,793,596
Synopsys Inc.[a]	339,767	13,189,755
Zynga Inc. Class Aa	1,590,180	5,104,478

		128,313,655

317

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2014

Security	Shares	Value

SPECIALTY RETAIL — 2.21%
Aaron’s Inc.	116,140	$4,139,230
Abercrombie & Fitch Co. Class Ab	136,790	5,916,167
Ascena Retail Group Inc.[a]	286,420	4,897,782
Bed Bath & Beyond Inc.[a]	258,704	14,844,436
Best Buy Co. Inc.	442,043	13,707,753
Cabela’s Inc.[a]	97,300	6,071,520
CarMax Inc.[a]	150,775	7,841,808
Chico’s FAS Inc.	189,191	3,208,679
CST Brands Inc.	24,409	842,111
Dick’s Sporting Goods Inc.	175,619	8,176,821
DSW Inc. Class A	165,392	4,621,052
Foot Locker Inc.	274,268	13,910,873
GameStop Corp. Class Ab	238,539	9,653,673
L Brands Inc.	343,396	20,143,609
Murphy USA Inc.[a,b]	54,928	2,685,430
Penske Automotive Group Inc.	52,290	2,588,355
Sally Beauty Holdings Inc.[a]	92,571	2,321,681
Signet Jewelers Ltd.	55,389	6,125,470
Staples Inc.[b]	1,419,847	15,391,141
Urban Outfitters Inc.[a]	65,682	2,223,993

		149,311,584
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
PVH Corp.	22,402	2,612,073
Ralph Lauren Corp.	32,232	5,179,360

		7,791,433
THRIFTS & MORTGAGE FINANCE — 0.59%
Hudson City Bancorp Inc.	1,161,010	11,412,728
Nationstar Mortgage Holdings Inc.[a]	3,855	139,937
New York Community Bancorp Inc.[b]	971,987	15,532,352
People’s United Financial Inc.	681,052	10,331,559
TFS Financial Corp.[a]	165,691	2,362,754

		39,779,330
TRADING COMPANIES & DISTRIBUTORS — 0.51%
Air Lease Corp.	209,789	8,093,660
GATX Corp.	101,112	6,768,437
MRC Global Inc.[a]	122,893	3,476,643
NOW Inc.[a]	215,839	7,815,530
WESCO International Inc.[a,b]	97,584	8,429,306

		34,583,576
WATER UTILITIES — 0.44%
American Water Works Co. Inc.	393,090	19,438,300
Aqua America Inc.	389,277	10,206,843

		29,645,143
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Telephone & Data Systems Inc.	189,010	4,935,051

Security	Shares	Value

United States Cellular Corp.[a]	29,246	$1,193,237

		6,128,288

TOTAL COMMON STOCKS
(Cost: $5,544,086,459)		6,738,447,264

SHORT-TERM INVESTMENTS — 3.26%

MONEY MARKET FUNDS — 3.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	191,998,233	191,998,233
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	11,803,646	11,803,646
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	16,561,224	16,561,224

		220,363,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $220,363,103)		220,363,103

TOTAL INVESTMENTS IN SECURITIES — 102.83%
(Cost: $5,764,449,562)		6,958,810,367
Other Assets, Less Liabilities — (2.83)%		(191,698,761)

NET ASSETS — 100.00%		$6,767,111,606

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

318

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 3.19%
Boeing Co. (The)	6,225	$792,007
General Dynamics Corp.	2,610	304,195
Honeywell International Inc.	6,685	621,371
Lockheed Martin Corp.	2,313	371,768
Northrop Grumman Corp.	1,828	218,684
Precision Castparts Corp.	1,236	311,966
Raytheon Co.	2,671	246,400
United Technologies Corp.	7,817	902,473

		3,768,864
AIR FREIGHT & LOGISTICS — 0.85%
FedEx Corp.	2,522	381,780
United Parcel Service Inc. Class B	6,042	620,272

		1,002,052
AIRLINES — 0.46%
American Airlines Group Inc.[a]	6,147	264,075
Delta Air Lines Inc.	7,238	280,256

		544,331
AUTO COMPONENTS — 0.24%
Johnson Controls Inc.	5,669	283,053

		283,053
AUTOMOBILES — 0.90%
Ford Motor Co.	33,148	571,471
General Motors Co.	13,689	496,911

		1,068,382
BEVERAGES — 2.19%
Coca-Cola Co. (The)	33,892	1,435,665
PepsiCo Inc.	12,941	1,156,149

		2,591,814
BIOTECHNOLOGY — 2.99%
Alexion Pharmaceuticals Inc.[a]	1,688	263,750
Amgen Inc.	6,462	764,907
Biogen Idec Inc.[a]	2,025	638,503
Celgene Corp.[a]	6,836	587,076
Gilead Sciences Inc.[a]	13,108	1,086,784
Regeneron Pharmaceuticals Inc.[a]	673	190,102

		3,531,122
CAPITAL MARKETS — 2.09%
Bank of New York Mellon Corp. (The)	9,734	364,830
BlackRock Inc.[b]	1,088	347,725
Charles Schwab Corp. (The)	9,596	258,420
Franklin Resources Inc.	3,387	195,904
Goldman Sachs Group Inc. (The)	3,817	639,119

Security	Shares	Value

Morgan Stanley	13,092	$423,264
State Street Corp.	3,676	247,248

		2,476,510
CHEMICALS — 2.56%
Air Products and Chemicals Inc.	1,812	233,059
Dow Chemical Co. (The)	10,285	529,266
E.I. du Pont de Nemours and Co.	7,833	512,592
Ecolab Inc.	2,275	253,298
LyondellBasell Industries NV Class A	3,764	367,555
Monsanto Co.	4,474	558,087
PPG Industries Inc.	1,180	247,977
Praxair Inc.	2,500	332,100

		3,033,934
COMMERCIAL BANKS — 6.67%
Bank of America Corp.	89,760	1,379,611
BB&T Corp.	6,133	241,824
Citigroup Inc.	25,930	1,221,303
J.P. Morgan Chase & Co.	32,306	1,861,472
PNC Financial Services Group Inc. (The)[b]	4,559	405,979
U.S. Bancorp	14,663	635,201
Wells Fargo & Co.	40,764	2,142,556

		7,887,946
COMMERCIAL SERVICES & SUPPLIES — 0.15%
Waste Management Inc.	3,982	178,115

		178,115
COMMUNICATIONS EQUIPMENT — 1.88%
Cisco Systems Inc.	43,727	1,086,616
QUALCOMM Inc.	14,407	1,141,034

		2,227,650
COMPUTERS & PERIPHERALS — 4.89%
Apple Inc.	51,468	4,782,921
EMC Corp.	17,475	460,291
Hewlett-Packard Co.	16,176	544,808

		5,788,020
CONSUMER FINANCE — 1.17%
American Express Co.	7,743	734,579
Capital One Financial Corp.	4,879	403,005
Discover Financial Services	3,980	246,680

		1,384,264
DIVERSIFIED FINANCIAL SERVICES — 1.83%
Berkshire Hathaway Inc. Class Ba	15,622	1,977,120
CME Group Inc.	2,721	193,055

		2,170,175
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.94%
AT&T Inc.	44,305	1,566,625
CenturyLink Inc.	4,889	176,982
Verizon Communications Inc.	35,348	1,729,577

		3,473,184

319

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2014

Security	Shares	Value

ELECTRIC UTILITIES —1.42%
American Electric Power Co. Inc.	4,166	$232,338
Duke Energy Corp.	6,037	447,885
Exelon Corp.	7,330	267,398
NextEra Energy Inc.	3,723	381,533
Southern Co. (The)	7,610	345,342

		1,674,496
ELECTRICAL EQUIPMENT — 0.60%
Eaton Corp. PLC	4,069	314,046
Emerson Electric Co.	5,990	397,496

		711,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.21%
Corning Inc.	11,169	245,160

		245,160
ENERGY EQUIPMENT & SERVICES — 2.03%
Baker Hughes Inc.	3,721	277,028
Halliburton Co.	7,214	512,266
National Oilwell Varco Inc.	3,662	301,566
Schlumberger Ltd.	11,101	1,309,363

		2,400,223
FOOD & STAPLES RETAILING — 2.53%
Costco Wholesale Corp.	3,755	432,426
CVS Caremark Corp.	9,980	752,193
Sysco Corp.	4,990	186,875
Wal-Mart Stores Inc.	13,600	1,020,952
Walgreen Co.	8,146	603,863

		2,996,309
FOOD PRODUCTS — 1.28%
Archer-Daniels-Midland Co.	5,603	247,148
General Mills Inc.	5,245	275,572
Kellogg Co.	2,192	144,015
Kraft Foods Group Inc.	5,081	304,606
Mondelez International Inc. Class A	14,438	543,013

		1,514,354
HEALTH CARE EQUIPMENT & SUPPLIES — 1.85%
Abbott Laboratories	12,820	524,338
Baxter International Inc.	4,632	334,894
Becton, Dickinson and Co.	1,652	195,432
Covidien PLC	3,849	347,103
Medtronic Inc.	8,527	543,681
Stryker Corp.	2,869	241,914

		2,187,362
HEALTH CARE PROVIDERS & SERVICES — 1.70%
Aetna Inc.	3,041	246,564
Express Scripts Holding Co.[a]	6,610	458,272

Security	Shares	Value

McKesson Corp.	1,968	$366,461
UnitedHealth Group Inc.	8,364	683,757
WellPoint Inc.	2,387	256,865

		2,011,919
HOTELS, RESTAURANTS & LEISURE — 1.72%
Carnival Corp.	3,627	136,557
Las Vegas Sands Corp.	3,210	244,666
McDonald’s Corp.	8,437	849,943
Starbucks Corp.	6,426	497,244
Yum! Brands Inc.	3,768	305,962

		2,034,372
HOUSEHOLD PRODUCTS — 2.29%
Colgate-Palmolive Co.	7,814	532,758
Kimberly-Clark Corp.	3,216	357,684
Procter & Gamble Co. (The)	23,098	1,815,272

		2,705,714
INDUSTRIAL CONGLOMERATES — 2.92%
3M Co.	5,585	799,995
Danaher Corp.	5,186	408,294
General Electric Co.	85,596	2,249,463

		3,457,752
INSURANCE — 2.48%
ACE Ltd.	2,891	299,797
Aflac Inc.	3,877	241,343
Allstate Corp. (The)	3,695	216,970
American International Group Inc.	12,348	673,954
Chubb Corp. (The)	2,089	192,543
Marsh & McLennan Companies Inc.	4,677	242,362
MetLife Inc.	7,986	443,702
Prudential Financial Inc.	3,927	348,600
Travelers Companies Inc. (The)	2,966	279,012

		2,938,283
INTERNET & CATALOG RETAIL — 1.33%
Amazon.com Inc.[a]	3,207	1,041,570
Priceline Group Inc. (The)[a]	440	529,320

		1,570,890
INTERNET SOFTWARE & SERVICES — 4.04%
eBay Inc.[a]	10,818	541,549
Facebook Inc. Class Aa	16,854	1,134,106
Google Inc. Class Aa	2,396	1,400,869
Google Inc. Class Ca	2,424	1,394,479
Yahoo! Inc.[a]	8,594	301,907

		4,772,910
IT SERVICES — 3.39%
Accenture PLC Class A	5,400	436,536
Automatic Data Processing Inc.	4,121	326,713
Cognizant Technology Solutions Corp. Class Aa	5,194	254,039
International Business Machines Corp.	8,075	1,463,755
MasterCard Inc. Class A	8,581	630,446
Visa Inc. Class A	4,280	901,839

		4,013,328

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2014

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.34%
Thermo Fisher Scientific Inc.	3,405	$401,790

		401,790
MACHINERY — 1.15%
Caterpillar Inc.	5,328	578,994
Cummins Inc.	1,570	242,235
Deere & Co.	3,105	281,158
Illinois Tool Works Inc.	2,915	255,237

		1,357,624
MEDIA — 4.20%
CBS Corp. Class B NVS	4,851	301,441
Comcast Corp. Class A	22,111	1,186,919
DIRECTV[a,c]	3,993	339,445
Thomson Reuters Corp.	3,033	110,280
Time Warner Cable Inc.	2,378	350,279
Time Warner Inc.	7,520	528,280
Twenty-First Century Fox Inc. Class A	16,255	571,363
Viacom Inc. Class B NVS	3,669	318,212
Walt Disney Co. (The)	14,783	1,267,495

		4,973,714
METALS & MINING — 0.31%
Freeport-McMoRan Copper & Gold Inc.	8,866	323,609
Southern Copper Corp.	1,245	37,811

		361,420
MULTI-UTILITIES — 0.46%
Dominion Resources Inc.	4,965	355,097
PG&E Corp.	3,957	190,015

		545,112
MULTILINE RETAIL — 0.27%
Target Corp.	5,409	313,452

		313,452
OIL, GAS & CONSUMABLE FUELS — 9.59%
Anadarko Petroleum Corp.	4,311	471,925
Apache Corp.	3,292	331,241
Chevron Corp.	16,249	2,121,307
ConocoPhillips	10,480	898,450
Devon Energy Corp.	3,482	276,471
EOG Resources Inc.	4,665	545,152
Exxon Mobil Corp.	36,656	3,690,526
Hess Corp.	2,372	234,567
Kinder Morgan Inc.	5,633	204,253
Marathon Oil Corp.	5,771	230,378
Marathon Petroleum Corp.	2,146	167,538
Occidental Petroleum Corp.	6,706	688,237
Phillips 66	4,830	388,477
Pioneer Natural Resources Co.	1,221	280,598
Spectra Energy Corp.	5,725	243,198

Security	Shares	Value

Valero Energy Corp.	4,555	$228,205
Williams Companies Inc. (The)	5,851	340,587

		11,341,110
PERSONAL PRODUCTS — 0.12%
Estee Lauder Companies Inc. (The) Class A	1,958	145,401

		145,401
PHARMACEUTICALS — 7.16%
AbbVie Inc.	13,573	766,060
Actavis PLC[a]	2,168	483,572
Allergan Inc.	2,540	429,819
Bristol-Myers Squibb Co.	14,145	686,174
Eli Lilly and Co.	8,398	522,104
Johnson & Johnson	24,149	2,526,468
Merck & Co. Inc.	24,945	1,443,068
Pfizer Inc.	54,448	1,616,017

		8,473,282
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.97%
American Tower Corp.	3,378	303,952
Equity Residential	3,083	194,229
Public Storage[c]	1,226	210,075
Simon Property Group Inc.	2,652	440,975

		1,149,231
ROAD & RAIL — 1.11%
CSX Corp.	8,573	264,134
Norfolk Southern Corp.	2,643	272,308
Union Pacific Corp.	7,732	771,267

		1,307,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.74%
Intel Corp.	42,492	1,313,003
Micron Technology Inc.[a]	9,137	301,064
Texas Instruments Inc.	9,213	440,289

		2,054,356
SOFTWARE — 4.02%
Adobe Systems Inc.[a]	4,249	307,458
Microsoft Corp.	70,510	2,940,267
Oracle Corp.	28,036	1,136,299
Salesforce.com Inc.[a,c]	5,241	304,397
VMware Inc. Class Aa,c	748	72,414

		4,760,835
SPECIALTY RETAIL — 1.42%
Home Depot Inc. (The)	11,674	945,127
Lowe’s Companies Inc.	8,696	417,321
TJX Companies Inc. (The)	5,978	317,731

		1,680,179

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Nike Inc. Class B	5,962	$462,353

		462,353
TOBACCO — 1.69%
Altria Group Inc.	16,956	711,135
Philip Morris International Inc.	13,426	1,131,946
Reynolds American Inc.	2,635	159,022

		2,002,103
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a]	6,218	53,039
T-Mobile US Inc.[a]	2,266	76,183

		129,222

TOTAL COMMON STOCKS
(Cost: $99,537,839)		118,102,923

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	649,201	649,201
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	39,911	39,911
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	216,889	216,889

		906,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $906,001)		906,001

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $100,443,840)		119,008,924
Other Assets, Less Liabilities — (0.60)%		(713,454)

NET ASSETS — 100.00%		$118,295,470

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

322

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 3.73%
Boeing Co. (The)	51,136	$6,506,033
Honeywell International Inc.	54,915	5,104,349
Lockheed Martin Corp.	19,002	3,054,192
Precision Castparts Corp.	10,149	2,561,608
United Technologies Corp.	7,212	832,625

		18,058,807
AIR FREIGHT & LOGISTICS — 1.33%
FedEx Corp.	8,892	1,346,071
United Parcel Service Inc. Class B	49,636	5,095,632

		6,441,703
AIRLINES — 0.47%
American Airlines Group Inc.[a]	50,474	2,168,363
Delta Air Lines Inc.	3,097	119,916

		2,288,279
AUTO COMPONENTS — 0.13%
Johnson Controls Inc.	12,456	621,928

		621,928
BEVERAGES — 4.40%
Coca-Cola Co. (The)	278,432	11,794,380
PepsiCo Inc.	106,312	9,497,914

		21,292,294
BIOTECHNOLOGY — 5.92%
Alexion Pharmaceuticals Inc.[a]	13,862	2,165,937
Amgen Inc.	50,325	5,956,970
Biogen Idec Inc.[a]	16,634	5,244,867
Celgene Corp.[a]	56,253	4,831,008
Gilead Sciences Inc.[a]	107,688	8,928,412
Regeneron Pharmaceuticals Inc.[a]	5,521	1,559,517

		28,686,711
CAPITAL MARKETS — 0.57%
BlackRock Inc.[b]	3,421	1,093,352
Charles Schwab Corp. (The)	13,029	350,871
Franklin Resources Inc.	22,769	1,316,959

		2,761,182
CHEMICALS — 3.95%
Dow Chemical Co. (The)	13,532	696,357
E.I. du Pont de Nemours and Co.	60,791	3,978,163
Ecolab Inc.	18,678	2,079,608
LyondellBasell Industries NV Class A	30,918	3,019,143
Monsanto Co.	36,757	4,585,068
PPG Industries Inc.	9,687	2,035,723

Security	Shares	Value

Praxair Inc.	20,539	$2,728,401

		19,122,463
COMMERCIAL SERVICES & SUPPLIES — 0.03%
Waste Management Inc.	3,366	150,561

		150,561
COMMUNICATIONS EQUIPMENT — 1.94%
QUALCOMM Inc.	118,360	9,374,112

		9,374,112
COMPUTERS & PERIPHERALS — 8.19%
Apple Inc.	422,829	39,293,499
EMC Corp.	14,237	375,003

		39,668,502
CONSUMER FINANCE — 1.25%
American Express Co.	63,612	6,034,870

		6,034,870
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.95%
CenturyLink Inc.	2,454	88,835
Verizon Communications Inc.	290,395	14,209,027

		14,297,862
ELECTRICAL EQUIPMENT — 0.50%
Emerson Electric Co.	36,747	2,438,531

		2,438,531
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.10%
Corning Inc.	21,323	468,040

		468,040
ENERGY EQUIPMENT & SERVICES — 3.17%
Baker Hughes Inc.	2,541	189,178
Halliburton Co.	59,220	4,205,212
National Oilwell Varco Inc.	2,561	210,898
Schlumberger Ltd.	91,200	10,757,040

		15,362,328
FOOD & STAPLES RETAILING — 1.94%
Costco Wholesale Corp.	29,056	3,346,089
CVS Caremark Corp.	11,663	879,041
Sysco Corp.	15,398	576,655
Wal-Mart Stores Inc.	11,415	856,924
Walgreen Co.	50,324	3,730,518

		9,389,227
FOOD PRODUCTS — 1.25%
Archer-Daniels-Midland Co.	4,505	198,716
General Mills Inc.	43,067	2,262,740
Kellogg Co.	16,452	1,080,896

323

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2014

Security	Shares	Value

Kraft Foods Group Inc.	41,731	$2,501,774

		6,044,126
HEALTH CARE EQUIPMENT & SUPPLIES — 1.14%
Baxter International Inc.	38,044	2,750,581
Becton, Dickinson and Co.	13,529	1,600,481
Stryker Corp.	14,074	1,186,720

		5,537,782
HEALTH CARE PROVIDERS & SERVICES — 1.42%
Aetna Inc.	7,481	606,559
Express Scripts Holding Co.[a]	46,976	3,256,846
McKesson Corp.	16,169	3,010,830

		6,874,235
HOTELS, RESTAURANTS & LEISURE — 3.22%
Las Vegas Sands Corp.	26,348	2,008,245
McDonald’s Corp.	69,311	6,982,390
Starbucks Corp.	52,788	4,084,735
Yum! Brands Inc.	30,941	2,512,409

		15,587,779
HOUSEHOLD PRODUCTS — 1.49%
Colgate-Palmolive Co.	57,385	3,912,510
Kimberly-Clark Corp.	21,896	2,435,273
Procter & Gamble Co. (The)	10,834	851,444

		7,199,227
INDUSTRIAL CONGLOMERATES — 1.52%
3M Co.	45,881	6,571,994
Danaher Corp.	10,030	789,662

		7,361,656
INSURANCE — 0.28%
Marsh & McLennan Companies Inc.	26,020	1,348,356

		1,348,356
INTERNET & CATALOG RETAIL — 2.66%
Amazon.com Inc.[a]	26,345	8,556,329
Priceline Group Inc. (The)[a]	3,617	4,351,251

		12,907,580
INTERNET SOFTWARE & SERVICES — 7.58%
eBay Inc.[a]	88,870	4,448,832
Facebook Inc. Class Aa	138,459	9,316,906
Google Inc. Class Aa	19,684	11,508,644
Google Inc. Class Ca	19,916	11,457,277

		36,731,659
IT SERVICES — 6.80%
Accenture PLC Class A	44,358	3,585,901
Automatic Data Processing Inc.	33,801	2,679,743
Cognizant Technology Solutions Corp. Class Aa	42,637	2,085,376
International Business Machines Corp.	66,335	12,024,545

Security	Shares	Value

MasterCard Inc. Class A	70,497	$5,179,414
Visa Inc. Class A	35,163	7,409,196

		32,964,175
LIFE SCIENCES TOOLS & SERVICES — 0.27%
Thermo Fisher Scientific Inc.	11,293	1,332,574

		1,332,574
MACHINERY — 1.16%
Caterpillar Inc.	9,295	1,010,088
Cummins Inc.	12,883	1,987,718
Deere & Co.	5,621	508,982
Illinois Tool Works Inc.	23,933	2,095,573

		5,602,361
MEDIA — 6.53%
CBS Corp. Class B NVS	36,084	2,242,260
Comcast Corp. Class A	166,205	8,921,884
DIRECTV[a]	32,796	2,787,988
Time Warner Cable Inc.	19,537	2,877,800
Twenty-First Century Fox Inc. Class A	98,414	3,459,252
Viacom Inc. Class B NVS	30,133	2,613,435
Walt Disney Co. (The)	101,770	8,725,760

		31,628,379
METALS & MINING — 0.06%
Southern Copper Corp.	10,243	311,080

		311,080
MULTI-UTILITIES — 0.04%
Dominion Resources Inc.	2,492	178,228

		178,228
MULTILINE RETAIL — 0.05%
Target Corp.	4,496	260,543

		260,543
OIL, GAS & CONSUMABLE FUELS — 2.71%
Anadarko Petroleum Corp.	2,589	283,418
EOG Resources Inc.	38,323	4,478,426
Kinder Morgan Inc.	12,734	461,735
Marathon Petroleum Corp.	13,158	1,027,245
Phillips 66	16,296	1,310,687
Pioneer Natural Resources Co.	10,025	2,303,845
Valero Energy Corp.	8,959	448,846
Williams Companies Inc. (The)	48,067	2,797,980

		13,112,182
PERSONAL PRODUCTS — 0.25%
Estee Lauder Companies Inc. (The) Class A	16,109	1,196,254

		1,196,254
PHARMACEUTICALS — 4.28%
AbbVie Inc.	111,501	6,293,116

324

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2014

Security	Shares	Value

Actavis PLC[a]	17,808	$3,972,074
Allergan Inc.	20,866	3,530,945
Bristol-Myers Squibb Co.	41,454	2,010,934
Johnson & Johnson	31,146	3,258,495
Merck & Co. Inc.	28,651	1,657,460

		20,723,024
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.40%
American Tower Corp.	27,741	2,496,135
Public Storage	9,281	1,590,299
Simon Property Group Inc.	16,249	2,701,884

		6,788,318
ROAD & RAIL — 1.41%
Norfolk Southern Corp.	4,611	475,071
Union Pacific Corp.	63,520	6,336,120

		6,811,191
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.38%
Intel Corp.	29,722	918,410
Micron Technology Inc.[a]	65,779	2,167,418
Texas Instruments Inc.	75,687	3,617,082

		6,702,910
SOFTWARE — 6.31%
Adobe Systems Inc.[a]	34,892	2,524,785
Microsoft Corp.	374,779	15,628,284
Oracle Corp.	230,323	9,334,991
Salesforce.com Inc.[a]	43,041	2,499,821
VMware Inc. Class Aa,c	6,155	595,866

		30,583,747
SPECIALTY RETAIL — 2.85%
Home Depot Inc. (The)	95,902	7,764,226
Lowe’s Companies Inc.	71,439	3,428,358
TJX Companies Inc. (The)	49,097	2,609,505

		13,802,089
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Nike Inc. Class B	48,980	3,798,399

		3,798,399
TOBACCO — 2.47%
Altria Group Inc.	131,776	5,526,685
Philip Morris International Inc.	64,743	5,458,482
Reynolds American Inc.	16,373	988,111

		11,973,278

TOTAL COMMON STOCKS
(Cost: $350,324,759)		483,818,532

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	242,492	$242,492
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	14,908	14,908
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	399,267	399,267

		656,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $656,667)		656,667

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $350,981,426)		484,475,199
Other Assets, Less Liabilities — (0.02)%		(80,536)

NET ASSETS — 100.00%		$484,394,663

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

325

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%
AEROSPACE & DEFENSE — 2.65%
General Dynamics Corp.	8,853	$1,031,817
Northrop Grumman Corp.	6,199	741,587
Raytheon Co.	9,057	835,508
United Technologies Corp.	23,565	2,720,579

		5,329,491
AIR FREIGHT & LOGISTICS — 0.37%
FedEx Corp.	4,876	738,129

		738,129
AIRLINES — 0.45%
Delta Air Lines Inc.	23,270	901,014

		901,014
AUTO COMPONENTS — 0.35%
Johnson Controls Inc.	14,093	703,663

		703,663
AUTOMOBILES — 1.80%
Ford Motor Co.	112,418	1,938,086
General Motors Co.	46,425	1,685,228

		3,623,314
BIOTECHNOLOGY — 0.07%
Amgen Inc.	1,140	134,942

		134,942
CAPITAL MARKETS — 3.61%
Bank of New York Mellon Corp. (The)	33,012	1,237,290
BlackRock Inc.[a]	2,281	729,007
Charles Schwab Corp. (The)	27,173	731,769
Franklin Resources Inc.	2,102	121,580
Goldman Sachs Group Inc. (The)	12,945	2,167,511
Morgan Stanley	44,400	1,435,452
State Street Corp.	12,460	838,059

		7,260,668
CHEMICALS — 1.19%
Air Products and Chemicals Inc.	6,145	790,370
Dow Chemical Co. (The)	29,278	1,506,646
E.I. du Pont de Nemours and Co.	1,489	97,440

		2,394,456
COMMERCIAL BANKS —13.29%
Bank of America Corp.	304,409	4,678,766
BB&T Corp.	20,799	820,105
Citigroup Inc.	87,938	4,141,880
J.P. Morgan Chase & Co.	109,560	6,312,847

Security	Shares	Value

PNC Financial Services Group Inc. (The)[a]	15,462	$1,376,891
U.S. Bancorp	49,728	2,154,217
Wells Fargo & Co.	138,245	7,266,157

		26,750,863
COMMERCIAL SERVICES & SUPPLIES — 0.27%
Waste Management Inc.	12,084	540,517

		540,517
COMMUNICATIONS EQUIPMENT — 1.83%
Cisco Systems Inc.	148,292	3,685,056

		3,685,056
COMPUTERS & PERIPHERALS — 1.62%
EMC Corp.	53,398	1,406,503
Hewlett-Packard Co.	54,860	1,847,685

		3,254,188
CONSUMER FINANCE — 1.09%
Capital One Financial Corp.	16,546	1,366,700
Discover Financial Services	13,498	836,606

		2,203,306
DIVERSIFIED FINANCIAL SERVICES — 3.66%
Berkshire Hathaway Inc. Class Bb	52,981	6,705,275
CME Group Inc.	9,229	654,798

		7,360,073
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.92%
AT&T Inc.	150,256	5,313,052
CenturyLink Inc.	15,569	563,598

		5,876,650
ELECTRIC UTILITIES — 2.82%
American Electric Power Co. Inc.	14,129	787,974
Duke Energy Corp.	20,473	1,518,892
Exelon Corp.	24,858	906,820
NextEra Energy Inc.	12,625	1,293,810
Southern Co. (The)	25,807	1,171,122

		5,678,618
ELECTRICAL EQUIPMENT — 0.70%
Eaton Corp. PLC	13,800	1,065,084
Emerson Electric Co.	5,139	341,024

		1,406,108
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Corning Inc.	29,090	638,526

		638,526
ENERGY EQUIPMENT & SERVICES — 0.89%
Baker Hughes Inc.	11,573	861,610
National Oilwell Varco Inc.	11,364	935,825

		1,797,435

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2014

Security	Shares	Value

FOOD & STAPLES RETAILING — 3.12%
Costco Wholesale Corp.	739	$85,103
CVS Caremark Corp.	29,041	2,188,820
Sysco Corp.	10,576	396,071
Wal-Mart Stores Inc.	41,416	3,109,099
Walgreen Co.	6,851	507,865

		6,286,958
FOOD PRODUCTS — 1.31%
Archer-Daniels-Midland Co.	17,089	753,796
Kellogg Co.	628	41,259
Mondelez International Inc. Class A	48,965	1,841,574

		2,636,629
HEALTH CARE EQUIPMENT & SUPPLIES — 2.55%
Abbott Laboratories	43,478	1,778,250
Covidien PLC	13,052	1,177,029
Medtronic Inc.	28,919	1,843,876
Stryker Corp.	3,932	331,546

		5,130,701
HEALTH CARE PROVIDERS & SERVICES — 1.98%
Aetna Inc.	7,263	588,884
Express Scripts Holding Co.[b]	3,011	208,753
UnitedHealth Group Inc.	28,365	2,318,839
WellPoint Inc.	8,096	871,210

		3,987,686
HOTELS, RESTAURANTS & LEISURE — 0.23%
Carnival Corp.	12,299	463,057

		463,057
HOUSEHOLD PRODUCTS — 3.08%
Colgate-Palmolive Co.	2,809	191,518
Kimberly-Clark Corp.	1,865	207,425
Procter & Gamble Co. (The)	73,868	5,805,286

		6,204,229
INDUSTRIAL CONGLOMERATES — 4.31%
Danaher Corp.	13,455	1,059,312
General Electric Co.	290,285	7,628,690

		8,688,002
INSURANCE — 4.67%
ACE Ltd.	9,776	1,013,771
Aflac Inc.	13,147	818,401
Allstate Corp. (The)	12,563	737,700
American International Group Inc.	41,878	2,285,701
Chubb Corp. (The)	7,077	652,287
Marsh & McLennan Companies Inc.	5,187	268,790
MetLife Inc.	27,085	1,504,843
Prudential Financial Inc.	13,317	1,182,150
Travelers Companies Inc. (The)	10,059	946,250

		9,409,893

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.51%
Yahoo! Inc.[b]	29,145	$1,023,864

		1,023,864
LIFE SCIENCES TOOLS & SERVICES — 0.40%
Thermo Fisher Scientific Inc.	6,894	813,492

		813,492
MACHINERY — 1.14%
Caterpillar Inc.	14,239	1,547,352
Deere & Co.	8,214	743,778

		2,291,130
MEDIA — 1.89%
CBS Corp. Class B NVS	1,546	96,068
Comcast Corp. Class A	6,374	342,156
Thomson Reuters Corp.	10,286	373,999
Time Warner Inc.	25,535	1,793,834
Twenty-First Century Fox Inc. Class A	14,498	509,605
Walt Disney Co. (The)	8,122	696,380

		3,812,042
METALS & MINING — 0.54%
Freeport-McMoRan Copper & Gold Inc.	30,069	1,097,519

		1,097,519
MULTI-UTILITIES — 0.88%
Dominion Resources Inc.	15,809	1,130,660
PG&E Corp.	13,454	646,061

		1,776,721
MULTILINE RETAIL — 0.47%
Target Corp.	16,492	955,711

		955,711
OIL, GAS & CONSUMABLE FUELS — 16.42%
Anadarko Petroleum Corp.	13,553	1,483,647
Apache Corp.	11,165	1,123,422
Chevron Corp.	55,107	7,194,219
ConocoPhillips	35,540	3,046,844
Devon Energy Corp.	11,808	937,555
Exxon Mobil Corp.	124,314	12,515,934
Hess Corp.	8,044	795,471
Kinder Morgan Inc.	13,767	499,191
Marathon Oil Corp.	19,571	781,274
Marathon Petroleum Corp.	1,856	144,898
Occidental Petroleum Corp.	22,742	2,334,011
Phillips 66	9,664	777,276
Spectra Energy Corp.	19,415	824,749
Valero Energy Corp.	11,755	588,926

		33,047,417

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2014

Security	Shares	Value

PHARMACEUTICALS —10.02%
Bristol-Myers Squibb Co.	30,846	$1,496,340
Eli Lilly and Co.	28,480	1,770,602
Johnson & Johnson	69,039	7,222,860
Merck & Co. Inc.	72,754	4,208,819
Pfizer Inc.	184,652	5,480,471

		20,179,092
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.54%
Equity Residential	10,456	658,728
Public Storage	320	54,832
Simon Property Group Inc.	2,284	379,784

		1,093,344
ROAD & RAIL — 0.81%
CSX Corp.	29,074	895,770
Norfolk Southern Corp.	7,063	727,701

		1,623,471
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.09%
Intel Corp.	131,855	4,074,320
Micron Technology Inc.[b]	3,811	125,572

		4,199,892
SOFTWARE — 1.75%
Microsoft Corp.	84,411	3,519,939

		3,519,939
TOBACCO — 0.92%
Altria Group Inc.	3,105	130,224
Philip Morris International Inc.	18,805	1,585,450
Reynolds American Inc.	2,190	132,166

		1,847,840
WIRELESS TELECOMMUNICATION SERVICES — 0.22%
Sprint Corp.[b]	21,087	179,872
T-Mobile US Inc.[b]	7,686	258,403

		438,275

TOTAL COMMON STOCKS
(Cost: $190,995,152)		200,803,921

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	381,188	$381,188

		381,188

TOTAL SHORT-TERM INVESTMENTS (Cost: $381,188)		381,188

TOTAL INVESTMENTS IN SECURITIES — 99.94% (Cost: $191,376,340)		201,185,109
Other Assets, Less Liabilities — 0.06%		118,922

NET ASSETS — 100.00%		$201,304,031

NVS	— Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

328

Schedule of Investments  (Unaudited)

iSHARES® S&P 100 ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.40%
Boeing Co. (The)	298,857	$38,023,576
General Dynamics Corp.	145,097	16,911,055
Honeywell International Inc.	348,854	32,425,979
Lockheed Martin Corp.	118,761	19,088,456
Raytheon Co.	139,366	12,856,513
United Technologies Corp.	375,699	43,374,450

		162,680,029
AIR FREIGHT & LOGISTICS — 1.06%
FedEx Corp.	123,742	18,732,064
United Parcel Service Inc. Class B	313,987	32,233,905

		50,965,969
AUTOMOBILES — 1.08%
Ford Motor Co.	1,761,475	30,367,829
General Motors Co.	585,804	21,264,685

		51,632,514
BEVERAGES — 2.75%
Coca-Cola Co. (The)	1,683,790	71,325,344
PepsiCo Inc.	675,343	60,335,144

		131,660,488
BIOTECHNOLOGY — 2.71%
Amgen Inc.	337,225	39,917,323
Biogen Idec Inc.[a]	105,661	33,315,970
Gilead Sciences Inc.[a]	684,087	56,717,653

		129,950,946
CAPITAL MARKETS — 1.47%
Bank of New York Mellon Corp. (The)	507,996	19,039,690
Goldman Sachs Group Inc. (The)	185,253	31,018,762
Morgan Stanley	623,478	20,157,044

		70,215,496
CHEMICALS — 1.74%
Dow Chemical Co. (The)	536,363	27,601,240
E.I. du Pont de Nemours and Co.	409,090	26,770,850
Monsanto Co.	233,500	29,126,790

		83,498,880
COMMERCIAL BANKS — 7.94%
Bank of America Corp.	4,684,344	71,998,367
Citigroup Inc.	1,353,219	63,736,615
J.P. Morgan Chase & Co.	1,685,953	97,144,612
U.S. Bancorp	808,583	35,027,816
Wells Fargo & Co.	2,135,124	112,222,117

		380,129,527

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.43%
Cisco Systems Inc.	2,281,972	$56,707,004
QUALCOMM Inc.	751,885	59,549,292

		116,256,296
COMPUTERS & PERIPHERALS — 6.30%
Apple Inc.	2,685,993	249,609,329
EMC Corp.	911,995	24,021,948
Hewlett-Packard Co.	833,617	28,076,221

		301,707,498
CONSUMER FINANCE — 1.24%
American Express Co.	405,548	38,474,339
Capital One Financial Corp.	254,619	21,031,529

		59,505,868
DIVERSIFIED FINANCIAL SERVICES — 2.12%
Berkshire Hathaway Inc. Class Ba	802,058	101,508,460

		101,508,460
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.59%
AT&T Inc.	2,311,957	81,750,799
Verizon Communications Inc.	1,844,730	90,262,639

		172,013,438
ELECTRIC UTILITIES — 0.67%
Exelon Corp.	382,528	13,954,622
Southern Co. (The)	396,822	18,007,782

		31,962,404
ELECTRICAL EQUIPMENT — 0.43%
Emerson Electric Co.	312,599	20,744,070

		20,744,070
ENERGY EQUIPMENT & SERVICES — 2.32%
Halliburton Co.	376,204	26,714,246
National Oilwell Varco Inc.	191,124	15,739,061
Schlumberger Ltd.	580,082	68,420,672

		110,873,979
FOOD & STAPLES RETAILING — 3.02%
Costco Wholesale Corp.	195,242	22,484,069
CVS Caremark Corp.	520,849	39,256,389
Wal-Mart Stores Inc.	718,000	53,900,260
Walgreen Co.	391,108	28,992,836

		144,633,554
FOOD PRODUCTS — 0.59%
Mondelez International Inc. Class A	753,488	28,338,684

		28,338,684

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.53%
Abbott Laboratories	669,058	$27,364,472
Baxter International Inc.	241,706	17,475,344
Medtronic Inc.	445,020	28,374,475

		73,214,291
HEALTH CARE PROVIDERS & SERVICES — 0.74%
UnitedHealth Group Inc.	436,490	35,683,058

		35,683,058
HOTELS, RESTAURANTS & LEISURE — 1.47%
McDonald’s Corp.	440,304	44,356,225
Starbucks Corp.	335,346	25,949,073

		70,305,298
HOUSEHOLD PRODUCTS — 2.53%
Colgate-Palmolive Co.	387,383	26,411,773
Procter & Gamble Co. (The)	1,205,405	94,732,779

		121,144,552
INDUSTRIAL CONGLOMERATES — 3.28%
3M Co.	276,886	39,661,151
General Electric Co.	4,467,001	117,392,786

		157,053,937
INSURANCE — 1.55%
Allstate Corp. (The)	193,326	11,352,103
American International Group Inc.	644,427	35,172,825
MetLife Inc.	501,405	27,858,062

		74,382,990
INTERNET & CATALOG RETAIL — 1.13%
Amazon.com Inc.[a]	166,041	53,926,796

		53,926,796
INTERNET SOFTWARE & SERVICES — 4.66%
eBay Inc.[a]	508,102	25,435,586
Facebook Inc. Class Aa	765,950	51,540,775
Google Inc. Class Aa	126,195	73,782,431
Google Inc. Class Ca	126,195	72,597,460

		223,356,252
IT SERVICES — 3.75%
Accenture PLC Class A	282,009	22,797,607
International Business Machines Corp.	423,838	76,829,114
MasterCard Inc. Class A	447,610	32,885,907
Visa Inc. Class A	223,938	47,185,976

		179,698,604
MACHINERY — 0.63%
Caterpillar Inc.	278,076	30,218,519

		30,218,519

Security	Shares	Value

MEDIA — 3.79%
Comcast Corp. Class A	1,158,118	$62,167,774
Time Warner Inc.	392,944	27,604,316
Twenty-First Century Fox Inc. Class A	852,916	29,979,998
Walt Disney Co. (The)	717,468	61,515,706

		181,267,794
METALS & MINING — 0.35%
Freeport-McMoRan Copper & Gold Inc.	462,711	16,888,952

		16,888,952
MULTILINE RETAIL — 0.34%
Target Corp.	282,200	16,353,490

		16,353,490
OIL, GAS & CONSUMABLE FUELS — 9.22%
Anadarko Petroleum Corp.	224,986	24,629,217
Apache Corp.	171,820	17,288,528
Chevron Corp.	848,005	110,707,053
ConocoPhillips	546,900	46,885,737
Devon Energy Corp.	170,805	13,561,917
Exxon Mobil Corp.	1,912,985	192,599,330
Occidental Petroleum Corp.	349,965	35,916,908

		441,588,690
PHARMACEUTICALS — 8.24%
AbbVie Inc.	708,319	39,977,524
Bristol-Myers Squibb Co.	738,214	35,810,761
Eli Lilly and Co.	438,832	27,282,186
Johnson & Johnson	1,260,263	131,848,715
Merck & Co. Inc.	1,301,812	75,309,824
Pfizer Inc.	2,841,486	84,335,305

		394,564,315
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.48%
Simon Property Group Inc.	138,388	23,011,157

		23,011,157
ROAD & RAIL — 1.14%
Norfolk Southern Corp.	137,934	14,211,340
Union Pacific Corp.	403,510	40,250,123

		54,461,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.91%
Intel Corp.	2,217,517	68,521,275
Texas Instruments Inc.	480,810	22,977,910

		91,499,185
SOFTWARE — 4.21%
Microsoft Corp.	3,348,535	139,633,910
Oracle Corp.	1,529,427	61,987,676

		201,621,586

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2014

Security	Shares	Value

SPECIALTY RETAIL — 1.48%
Home Depot Inc. (The)	609,437	$49,340,020
Lowe’s Companies Inc.	444,266	21,320,325

		70,660,345
TEXTILES, APPAREL & LUXURY GOODS — 0.53%
Nike Inc. Class B	328,591	25,482,232

		25,482,232
TOBACCO — 2.01%
Altria Group Inc.	884,896	37,112,538
Philip Morris International Inc.	700,656	59,072,308

		96,184,846

TOTAL COMMON STOCKS
(Cost: $4,349,150,909)		4,780,846,452

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,252,805	3,252,805

		3,252,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,252,805)		3,252,805

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $4,352,403,714)		4,784,099,257
Other Assets, Less Liabilities — 0.10%		4,660,548

NET ASSETS — 100.00%		$4,788,759,805

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

331

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 3.40%
Boeing Co. (The)	727,614	$92,574,329
General Dynamics Corp.	162,462	18,934,946
Honeywell International Inc.	560,567	52,104,703
Lockheed Martin Corp.	176,378	28,349,236
Northrop Grumman Corp.	99,963	11,958,574
Precision Castparts Corp.	157,007	39,628,567
Raytheon Co.	169,469	15,633,515
Rockwell Collins Inc.	80,596	6,297,771
Textron Inc.	303,018	11,602,559
United Technologies Corp.	512,237	59,137,762

		336,221,962
AIR FREIGHT & LOGISTICS — 1.06%
Expeditors International of Washington Inc.	98,972	4,370,603
FedEx Corp.	144,615	21,891,819
United Parcel Service Inc. Class B	764,455	78,478,950

		104,741,372
AIRLINES — 0.56%
Delta Air Lines Inc.	919,634	35,608,228
Southwest Airlines Co.	750,289	20,152,763

		55,760,991
AUTO COMPONENTS — 0.70%
BorgWarner Inc.	247,672	16,145,738
Delphi Automotive PLC	134,820	9,267,527
Goodyear Tire & Rubber Co. (The)	299,086	8,308,609
Johnson Controls Inc.	720,325	35,965,827

		69,687,701
AUTOMOBILES — 0.17%
Harley-Davidson Inc.	236,611	16,527,278

		16,527,278
BEVERAGES — 2.57%
Brown-Forman Corp. Class B NVS	103,730	9,768,254
Coca-Cola Co. (The)	2,705,637	114,610,783
Coca-Cola Enterprises Inc.	253,838	12,128,380
Constellation Brands Inc. Class Aa	182,840	16,113,689
Dr Pepper Snapple Group Inc.	101,861	5,967,018
Monster Beverage Corp.[a]	146,831	10,429,406
PepsiCo Inc.	953,659	85,199,895

		254,217,425
BIOTECHNOLOGY — 4.79%
Alexion Pharmaceuticals Inc.[a]	214,523	33,519,219
Amgen Inc.	821,033	97,185,676
Biogen Idec Inc.[a]	257,256	81,115,389
Celgene Corp.[a]	870,642	74,770,735
Gilead Sciences Inc.[a]	1,665,525	138,088,678

Security	Shares	Value

Regeneron Pharmaceuticals Inc.[a]	86,437	$24,415,859
Vertex Pharmaceuticals Inc.[a,b]	256,161	24,253,324

		473,348,880
BUILDING PRODUCTS — 0.08%
Allegion PLC	40,120	2,274,001
Masco Corp.	246,489	5,472,056

		7,746,057
CAPITAL MARKETS — 2.05%
Affiliated Managers Group Inc.[a]	59,827	12,288,466
Ameriprise Financial Inc.	205,942	24,713,040
BlackRock Inc.[c]	135,693	43,367,483
Charles Schwab Corp. (The)	1,270,060	34,202,716
E*TRADE Financial Corp.[a]	188,606	4,009,764
Franklin Resources Inc.	435,698	25,200,772
Invesco Ltd.	468,979	17,703,957
State Street Corp.	252,084	16,955,170
T. Rowe Price Group Inc.	284,957	24,053,220

		202,494,588
CHEMICALS — 3.31%
Air Products and Chemicals Inc.	131,123	16,865,040
Airgas Inc.	45,461	4,951,157
CF Industries Holdings Inc.	32,717	7,869,420
E.I. du Pont de Nemours and Co.	567,728	37,152,120
Eastman Chemical Co.	163,206	14,256,044
Ecolab Inc.	293,028	32,625,738
FMC Corp.	144,487	10,286,030
International Flavors & Fragrances Inc.	52,282	5,451,967
LyondellBasell Industries NV Class A	451,791	44,117,391
Monsanto Co.	568,493	70,913,817
PPG Industries Inc.	149,954	31,512,833
Praxair Inc.	187,451	24,900,991
Sherwin-Williams Co. (The)	91,843	19,003,235
Sigma-Aldrich Corp.	71,969	7,303,414

		327,209,197
COMMERCIAL BANKS — 1.81%
Citigroup Inc.	1,515,539	71,381,887
Comerica Inc.	197,054	9,884,229
Fifth Third Bancorp	922,278	19,690,635
Huntington Bancshares Inc.	897,414	8,561,330
KeyCorp	959,361	13,747,643
Regions Financial Corp.	746,923	7,932,322
U.S. Bancorp	1,043,382	45,199,308
Zions Bancorp	100,553	2,963,297

		179,360,651
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Cintas Corp.	110,059	6,993,149
Iron Mountain Inc.	81,943	2,904,879
Pitney Bowes Inc.	220,889	6,100,954
Stericycle Inc.[a]	91,997	10,894,285
Tyco International Ltd.	265,413	12,102,833
Waste Management Inc.	258,253	11,551,657

		50,547,757

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.63%
F5 Networks Inc.[a]	54,029	$6,020,992
Harris Corp.	54,563	4,133,147
Motorola Solutions Inc.	97,898	6,517,070
QUALCOMM Inc.	1,830,585	144,982,332

		161,653,541
COMPUTERS & PERIPHERALS — 6.91%
Apple Inc.	6,539,445	607,710,624
NetApp Inc.	244,150	8,916,358
SanDisk Corp.	245,345	25,621,379
Seagate Technology PLC	354,137	20,122,064
Western Digital Corp.	226,904	20,943,239

		683,313,664
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	87,870	3,038,545

		3,038,545
CONSTRUCTION MATERIALS — 0.04%
Vulcan Materials Co.	61,313	3,908,704

		3,908,704
CONSUMER FINANCE — 1.30%
American Express Co.	987,377	93,672,456
Discover Financial Services	505,706	31,343,658
Navient Corp.	188,932	3,345,986

		128,362,100
CONTAINERS & PACKAGING — 0.16%
Ball Corp.	72,946	4,572,255
Owens-Illinois Inc.[a,b]	104,364	3,615,169
Sealed Air Corp.	210,398	7,189,300

		15,376,724
DISTRIBUTORS — 0.07%
Genuine Parts Co.	73,672	6,468,402

		6,468,402
DIVERSIFIED CONSUMER SERVICES — 0.10%
Graham Holdings Co. Class B	4,765	3,421,794
H&R Block Inc.	195,790	6,562,881

		9,984,675
DIVERSIFIED FINANCIAL SERVICES — 0.61%
Intercontinental Exchange Inc.	124,832	23,580,765
Leucadia National Corp.	158,934	4,167,249
McGraw Hill Financial Inc.	174,458	14,485,248
Moody’s Corp.	203,846	17,869,140

		60,102,402

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
Verizon Communications Inc.	2,335,471	$114,274,596

		114,274,596
ELECTRICAL EQUIPMENT — 0.82%
AMETEK Inc.	266,470	13,931,051
Eaton Corp. PLC	222,148	17,145,383
Emerson Electric Co.	471,875	31,313,625
Rockwell Automation Inc.	150,112	18,788,018

		81,178,077
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Amphenol Corp. Class A	170,258	16,402,656
FLIR Systems Inc.	101,889	3,538,605
TE Connectivity Ltd.	261,254	16,155,947

		36,097,208
ENERGY EQUIPMENT & SERVICES — 2.83%
FMC Technologies Inc.[a]	254,722	15,555,873
Halliburton Co.	915,930	65,040,189
Helmerich & Payne Inc.	117,452	13,637,352
National Oilwell Varco Inc.	227,931	18,770,118
Schlumberger Ltd.	1,412,293	166,579,959

		279,583,491
FOOD & STAPLES RETAILING — 0.52%
Safeway Inc.	249,581	8,570,612
Walgreen Co.	447,549	33,176,807
Whole Foods Market Inc.	247,142	9,547,095

		51,294,514
FOOD PRODUCTS — 1.42%
Campbell Soup Co.	91,674	4,199,586
General Mills Inc.	366,465	19,254,071
Hershey Co. (The)	162,084	15,782,119
Hormel Foods Corp.	90,992	4,490,455
J.M. Smucker Co. (The)	51,523	5,490,806
Kellogg Co.	143,752	9,444,506
Keurig Green Mountain Inc.	137,555	17,140,729
Kraft Foods Group Inc.	645,645	38,706,418
McCormick & Co. Inc. NVS	74,091	5,304,175
Mead Johnson Nutrition Co. Class A	219,173	20,420,348

		140,233,213
HEALTH CARE EQUIPMENT & SUPPLIES — 2.31%
Baxter International Inc.	300,133	21,699,616
Becton, Dickinson and Co.	209,547	24,789,410
Boston Scientific Corp.[a]	1,433,948	18,311,516
C.R. Bard Inc.	82,767	11,836,509
CareFusion Corp.[a]	95,007	4,213,560
Covidien PLC	234,726	21,167,591
DENTSPLY International Inc.	85,009	4,025,176
Edwards Lifesciences Corp.[a,b]	61,528	5,281,564
Intuitive Surgical Inc.[a]	26,250	10,809,750
Medtronic Inc.	617,583	39,377,092
St. Jude Medical Inc.	308,265	21,347,351

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2014

Security	Shares	Value

Stryker Corp.	320,703	$27,041,677
Varian Medical Systems Inc.[a]	70,253	5,840,834
Zimmer Holdings Inc.	120,262	12,490,411

		228,232,057
HEALTH CARE PROVIDERS & SERVICES — 0.72%
AmerisourceBergen Corp.	112,555	8,178,246
Cigna Corp.	291,372	26,797,483
DaVita HealthCare Partners Inc.[a]	119,470	8,640,070
Laboratory Corp. of America Holdings[a]	47,602	4,874,445
McKesson Corp.	110,032	20,489,059
Tenet Healthcare Corp.[a]	41,515	1,948,714

		70,928,017
HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[a,b]	319,961	16,503,588

		16,503,588
HOTELS, RESTAURANTS & LEISURE — 2.25%
Chipotle Mexican Grill Inc.[a]	33,708	19,972,327
Marriott International Inc. Class A	138,043	8,848,556
McDonald’s Corp.	611,039	61,556,069
Starbucks Corp.	816,454	63,177,211
Starwood Hotels & Resorts Worldwide Inc.	208,054	16,814,924
Wyndham Worldwide Corp.	138,099	10,456,856
Wynn Resorts Ltd.	87,810	18,225,844
Yum! Brands Inc.	287,227	23,322,832

		222,374,619
HOUSEHOLD DURABLES — 0.29%
Garmin Ltd.	55,514	3,380,803
Harman International Industries Inc.	73,767	7,924,789
Lennar Corp. Class A	88,152	3,700,621
Mohawk Industries Inc.[a]	66,318	9,174,432
Newell Rubbermaid Inc.	156,841	4,860,502

		29,041,147
HOUSEHOLD PRODUCTS — 1.93%
Clorox Co. (The)[b]	80,751	7,380,641
Colgate-Palmolive Co.	575,327	39,225,795
Kimberly-Clark Corp.	241,107	26,815,921
Procter & Gamble Co. (The)	1,496,725	117,627,618

		191,049,975
INDUSTRIAL CONGLOMERATES — 1.59%
3M Co.	674,119	96,560,806
Danaher Corp.	652,470	51,368,963
Roper Industries Inc.	63,840	9,321,278

		157,251,047
INSURANCE — 1.18%
Aon PLC	321,570	28,970,241
Lincoln National Corp.	128,405	6,605,153
Marsh & McLennan Companies Inc.	393,383	20,385,107
Principal Financial Group Inc.	157,067	7,928,742
Prudential Financial Inc.	501,069	44,479,895

Security	Shares	Value

Torchmark Corp.	95,721	$7,841,465

		116,210,603
INTERNET & CATALOG RETAIL — 2.49%
Amazon.com Inc.[a]	404,249	131,291,990
Expedia Inc.	65,333	5,145,627
Netflix Inc.[a,b]	65,020	28,647,812
Priceline Group Inc. (The)[a]	56,865	68,408,595
TripAdvisor Inc.[a]	120,806	13,126,780

		246,620,804
INTERNET SOFTWARE & SERVICES — 5.84%
Akamai Technologies Inc.[a]	193,216	11,797,769
eBay Inc.[a]	828,834	41,491,430
Facebook Inc. Class Aa	1,864,834	125,484,680
Google Inc. Class Aa	307,241	179,634,595
Google Inc. Class Ca	307,241	176,749,603
VeriSign Inc.[a,b]	133,669	6,524,384
Yahoo! Inc.[a]	1,015,516	35,675,077

		577,357,538
IT SERVICES — 4.64%
Accenture PLC Class A	384,501	31,083,061
Alliance Data Systems Corp.[a,b]	58,728	16,517,250
Automatic Data Processing Inc.	522,872	41,453,292
Cognizant Technology Solutions Corp. Class Aa,b	659,913	32,276,345
Fidelity National Information Services Inc.	311,884	17,072,530
Fiserv Inc.[a]	270,016	16,287,365
International Business Machines Corp.	464,354	84,173,450
MasterCard Inc. Class A	1,089,786	80,066,577
Paychex Inc.	235,230	9,776,159
Teradata Corp.[a,b]	87,673	3,524,455
Total System Services Inc.	181,049	5,686,749
Visa Inc. Class A	545,209	114,880,988
Western Union Co.	367,205	6,367,335

		459,165,556
LEISURE EQUIPMENT & PRODUCTS — 0.12%
Hasbro Inc.	70,440	3,736,842
Mattel Inc.	216,682	8,444,098

		12,180,940
LIFE SCIENCES TOOLS & SERVICES — 0.75%
Agilent Technologies Inc.	246,176	14,140,349
PerkinElmer Inc.	65,413	3,063,945
Thermo Fisher Scientific Inc.	432,675	51,055,650
Waters Corp.[a]	55,033	5,747,647

		74,007,591
MACHINERY — 1.33%
Cummins Inc.	122,380	18,882,010
Dover Corp.	126,486	11,503,902
Flowserve Corp.	149,063	11,082,834
Illinois Tool Works Inc.	226,397	19,823,321
Ingersoll-Rand PLC	152,441	9,529,087
PACCAR Inc.	384,697	24,170,513
Pall Corp.	78,910	6,738,125

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2014

Security	Shares	Value

Parker Hannifin Corp.	95,395	$11,994,013
Pentair PLC	128,799	9,288,984
Snap-on Inc.	35,552	4,213,623
Xylem Inc.	120,229	4,698,549

		131,924,961
MEDIA — 5.61%
CBS Corp. Class B NVS	573,209	35,619,207
Comcast Corp. Class A	2,819,617	151,357,041
DIRECTV[a]	508,180	43,200,382
Discovery Communications Inc. Series Aa,b	236,331	17,554,667
Interpublic Group of Companies Inc. (The)	459,255	8,960,065
News Corp. Class A NVS[a]	539,969	9,687,044
Omnicom Group Inc.	280,264	19,960,402
Scripps Networks Interactive Inc. Class A	116,236	9,431,389
Time Warner Cable Inc.	302,173	44,510,083
Time Warner Inc.	526,181	36,964,215
Twenty-First Century Fox Inc. Class A	1,142,123	40,145,623
Viacom Inc. Class B NVS	424,214	36,792,080
Walt Disney Co. (The)	1,170,355	100,346,238

		554,528,436
MULTI-UTILITIES — 0.23%
Dominion Resources Inc.	315,401	22,557,480

		22,557,480
MULTILINE RETAIL — 0.27%
Dollar General Corp.[a]	151,287	8,677,822
Dollar Tree Inc.[a]	224,564	12,229,756
Nordstrom Inc.	80,480	5,467,006

		26,374,584
OIL, GAS & CONSUMABLE FUELS — 3.63%
Anadarko Petroleum Corp.	290,318	31,781,111
Cabot Oil & Gas Corp.	451,973	15,430,358
Chesapeake Energy Corp.	268,686	8,350,761
Cimarex Energy Co.	59,420	8,524,393
EOG Resources Inc.	592,718	69,265,026
EQT Corp.	164,495	17,584,516
Kinder Morgan Inc.	724,648	26,275,736
Marathon Petroleum Corp.	137,877	10,764,057
Newfield Exploration Co.[a]	88,973	3,932,607
Noble Energy Inc.	389,637	30,181,282
Occidental Petroleum Corp.	391,944	40,225,213
Pioneer Natural Resources Co.	155,146	35,654,102
Range Resources Corp.	182,695	15,885,330
Southwestern Energy Co.[a]	218,326	9,931,650
Spectra Energy Corp.	342,421	14,546,044
Williams Companies Inc. (The)	360,444	20,981,445

		359,313,631
PERSONAL PRODUCTS — 0.23%
Avon Products Inc.	193,760	2,830,834
Estee Lauder Companies Inc. (The) Class A	273,993	20,346,720

		23,177,554

Security	Shares	Value

PHARMACEUTICALS — 7.18%
AbbVie Inc.	1,724,510	$97,331,344
Actavis PLC[a]	242,041	53,987,245
Allergan Inc.	322,719	54,610,509
Bristol-Myers Squibb Co.	1,168,250	56,671,808
Forest Laboratories Inc.[a]	135,456	13,410,144
Hospira Inc.[a]	83,814	4,305,525
Johnson & Johnson	1,810,296	189,393,168
Merck & Co. Inc.	1,489,653	86,176,426
Mylan Inc.[a]	405,329	20,898,763
Perrigo Co. PLC	145,116	21,152,108
Pfizer Inc.	3,389,848	100,610,689
Zoetis Inc.	358,914	11,582,155

		710,129,884
PROFESSIONAL SERVICES — 0.30%
Dun & Bradstreet Corp. (The)	40,347	4,446,239
Equifax Inc.	132,336	9,599,653
Nielsen NV	180,707	8,748,026
Robert Half International Inc.	149,870	7,154,794

		29,948,712
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.39%
American Tower Corp.	429,215	38,620,766
Apartment Investment and Management Co. Class Ab	76,321	2,462,879
AvalonBay Communities Inc.[b]	54,099	7,692,337
Boston Properties Inc.	82,988	9,807,522
Crown Castle International Corp.	362,027	26,884,125
Equity Residential	167,605	10,559,115
Essex Property Trust Inc.[b]	38,574	7,132,718
General Growth Properties Inc.	242,274	5,707,975
Health Care REIT Inc.	228,960	14,348,923
Host Hotels & Resorts Inc.[b]	534,084	11,755,189
Kimco Realty Corp.	201,409	4,628,379
Macerich Co. (The)	152,619	10,187,318
Plum Creek Timber Co. Inc.[b]	110,034	4,962,533
Prologis Inc.	320,155	13,155,169
Public Storage	89,472	15,331,027
Simon Property Group Inc.	195,420	32,494,438
Ventas Inc.	154,697	9,916,078
Vornado Realty Trust	100,224	10,696,907

		236,343,398
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.07%
CBRE Group Inc. Class Aa	205,176	6,573,839

		6,573,839
ROAD & RAIL — 1.69%
CSX Corp.	697,165	21,479,654
Kansas City Southern Industries Inc.	119,798	12,879,483
Norfolk Southern Corp.	335,833	34,600,874
Union Pacific Corp.	982,415	97,995,896

		166,955,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.70%
Altera Corp.	140,001	4,866,435
Analog Devices Inc.	160,014	8,651,957

335

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2014

Security	Shares	Value

Applied Materials Inc.	738,714	$16,658,001
Avago Technologies Ltd.	161,190	11,616,963
First Solar Inc.[a]	76,790	5,456,697
KLA-Tencor Corp.	179,993	13,074,691
Lam Research Corp.	87,620	5,921,360
Linear Technology Corp.	145,908	6,867,889
Microchip Technology Inc.	217,318	10,607,292
Micron Technology Inc.[a]	1,160,900	38,251,655
NVIDIA Corp.	289,224	5,362,213
Texas Instruments Inc.	702,378	33,566,645
Xilinx Inc.	160,088	7,573,763

		168,475,561
SOFTWARE — 5.85%
Adobe Systems Inc.[a]	502,036	36,327,325
Autodesk Inc.[a]	247,501	13,954,106
CA Inc.	227,692	6,543,868
Citrix Systems Inc.[a]	109,967	6,878,436
Electronic Arts Inc.[a]	341,522	12,250,394
Intuit Inc.	307,898	24,795,026
Microsoft Corp.	8,152,506	339,959,500
Oracle Corp.	2,010,771	81,496,549
Red Hat Inc.[a,b]	205,488	11,357,322
Salesforce.com Inc.[a]	612,649	35,582,654
Symantec Corp.	404,959	9,273,561

		578,418,741
SPECIALTY RETAIL — 2.76%
AutoZone Inc.[a]	36,026	19,318,582
Bed Bath & Beyond Inc.[a,b]	221,557	12,712,941
Best Buy Co. Inc.	147,182	4,564,114
CarMax Inc.[a,b]	133,603	6,948,692
GameStop Corp. Class Ab	58,708	2,375,913
Gap Inc. (The)	185,860	7,726,200
Home Depot Inc. (The)	964,455	78,082,277
L Brands Inc.	170,214	9,984,753
Lowe’s Companies Inc.	648,998	31,145,414
O’Reilly Automotive Inc.[a]	114,965	17,313,729
PetSmart Inc.	55,152	3,298,090
Ross Stores Inc.	230,050	15,213,206
Tiffany & Co.	120,470	12,077,117
TJX Companies Inc. (The)	759,535	40,369,285
Tractor Supply Co.	150,172	9,070,389
Urban Outfitters Inc.[a]	67,781	2,295,065

		272,495,767
TEXTILES, APPAREL & LUXURY GOODS — 1.39%
Coach Inc.	177,867	6,081,273
Fossil Group Inc.[a]	51,448	5,377,345
Michael Kors Holdings Ltd.[a,b]	194,846	17,273,098
Nike Inc. Class B	800,008	62,040,620
PVH Corp.	56,076	6,538,462
Ralph Lauren Corp.	37,987	6,104,131
Under Armour Inc. Class Aa,b	175,702	10,452,512
VF Corp.	373,375	23,522,625

		137,390,066

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.03%
People’s United Financial Inc.	169,049	$2,564,473

		2,564,473
TOBACCO — 1.64%
Altria Group Inc.	1,141,855	47,889,399
Lorillard Inc.	393,205	23,973,709
Philip Morris International Inc.	955,287	80,540,247
Reynolds American Inc.	168,790	10,186,476

		162,589,831
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Fastenal Co.	296,621	14,679,773
W.W. Grainger Inc.	65,998	16,781,312

		31,461,085

TOTAL COMMON STOCKS
(Cost: $6,967,540,388)		9,874,881,107

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	74,168,004	74,168,004
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,559,692	4,559,692
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,074,643	7,074,643

		85,802,339

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,802,339)		85,802,339

TOTAL INVESTMENTS IN SECURITIES — 100.74%
(Cost: $7,053,342,727)		9,960,683,446

SHORT POSITIONS[f] — (0.01)%

COMMON STOCKS — (0.01)%
Seventy Seven Energy Inc.[a]	(19,150)	(450,982)

		(450,982)

TOTAL SHORT POSITIONS
(Proceeds: $451,052)		(450,982)
Other Assets, Less Liabilities — (0.73)%		(72,368,209)

NET ASSETS — 100.00%		$9,887,864,255

336

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2014

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

337

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 VALUE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.79%
General Dynamics Corp.	165,518	$19,291,123
Honeywell International Inc.	250,457	23,279,978
L-3 Communications Holdings Inc.	80,851	9,762,758
Lockheed Martin Corp.	97,898	15,735,146
Northrop Grumman Corp.	114,561	13,704,932
Raytheon Co.	146,822	13,544,329
Rockwell Collins Inc.	57,455	4,489,534
United Technologies Corp.	349,031	40,295,629

		140,103,429

AIR FREIGHT & LOGISTICS — 0.43%
C.H. Robinson Worldwide Inc.	139,865	8,921,988
Expeditors International of Washington Inc.	100,429	4,434,945
FedEx Corp.	135,913	20,574,510

		33,931,443

AUTO COMPONENTS — 0.13%
Delphi Automotive PLC	143,199	9,843,499

		9,843,499

AUTOMOBILES — 1.39%
Ford Motor Co.	3,719,439	64,123,129
General Motors Co.	1,236,891	44,899,143

		109,022,272

BEVERAGES — 1.63%
Brown-Forman Corp. Class B NVS	62,624	5,897,302
Coca-Cola Co. (The)	1,208,795	51,204,556
Dr Pepper Snapple Group Inc.	96,274	5,639,731
Molson Coors Brewing Co. Class B NVS	149,054	11,053,845
PepsiCo Inc.	598,914	53,506,977

		127,302,411

BUILDING PRODUCTS — 0.07%
Allegion PLC	49,736	2,819,036
Masco Corp.	120,949	2,685,068

		5,504,104

CAPITAL MARKETS — 2.32%
Bank of New York Mellon Corp. (The)	1,072,565	40,199,736
E*TRADE Financial Corp.[a]	108,693	2,310,813
Goldman Sachs Group Inc. (The)	391,179	65,499,012
Legg Mason Inc.	96,853	4,969,528
Morgan Stanley	1,316,414	42,559,665
Northern Trust Corp.	208,639	13,396,710
State Street Corp.	185,985	12,509,351

		181,444,815

Security	Shares	Value

CHEMICALS — 1.78%
Air Products and Chemicals Inc.	85,628	$11,013,473
Airgas Inc.	23,314	2,539,128
CF Industries Holdings Inc.	20,608	4,956,842
Dow Chemical Co. (The)	1,132,543	58,280,663
E.I. du Pont de Nemours and Co.	371,421	24,305,790
International Flavors & Fragrances Inc.	31,405	3,274,913
Mosaic Co. (The)	304,626	15,063,756
Praxair Inc.	113,108	15,025,267
Sigma-Aldrich Corp.	49,271	5,000,021

		139,459,853

COMMERCIAL BANKS — 10.45%
Bank of America Corp.	9,891,917	152,038,764
BB&T Corp.	675,709	26,643,206
Citigroup Inc.	1,543,013	72,675,912
J.P. Morgan Chase & Co.	3,560,270	205,142,757
M&T Bank Corp.	123,819	15,359,747
PNC Financial Services Group Inc. (The)[b]	502,383	44,737,206
Regions Financial Corp.	649,742	6,900,260
SunTrust Banks Inc.	501,380	20,085,283
U.S. Bancorp	802,374	34,758,842
Wells Fargo & Co.	4,508,820	236,983,579
Zions Bancorp	87,112	2,567,191

		817,892,747

COMMERCIAL SERVICES & SUPPLIES — 0.46%
ADT Corp. (The)	164,184	5,736,589
Iron Mountain Inc.	90,423	3,205,495
Republic Services Inc.	251,821	9,561,643
Tyco International Ltd.	204,308	9,316,445
Waste Management Inc.	183,442	8,205,361

		36,025,533

COMMUNICATIONS EQUIPMENT — 1.86%
Cisco Systems Inc.	4,818,764	119,746,285
F5 Networks Inc.[a]	24,261	2,703,646
Harris Corp.	53,173	4,027,855
Juniper Networks Inc.[a]	444,357	10,904,521
Motorola Solutions Inc.	127,916	8,515,368

		145,897,675

COMPUTERS & PERIPHERALS — 1.45%
EMC Corp.	1,925,660	50,721,884
Hewlett-Packard Co.	1,760,207	59,283,772
NetApp Inc.	99,891	3,648,019

		113,653,675

CONSTRUCTION & ENGINEERING — 0.29%
Fluor Corp.	149,320	11,482,708
Jacobs Engineering Group Inc.[a]	124,666	6,642,204
Quanta Services Inc.[a]	129,331	4,472,266

		22,597,178

338

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2014

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.06%
Vulcan Materials Co.	70,255	$4,478,756

		4,478,756
CONSUMER FINANCE — 0.62%
Capital One Financial Corp.	537,608	44,406,421
Navient Corp.	235,020	4,162,204

		48,568,625
CONTAINERS & PACKAGING — 0.28%
Avery Dennison Corp.	89,710	4,597,638
Ball Corp.	68,309	4,281,608
Bemis Co. Inc.	95,032	3,864,001
MeadWestvaco Corp.	158,158	7,000,073
Owens-Illinois Inc.[a,c]	65,331	2,263,066

		22,006,386
DISTRIBUTORS — 0.09%
Genuine Parts Co.	81,055	7,116,629

		7,116,629
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	87,853	2,944,833

		2,944,833
DIVERSIFIED FINANCIAL SERVICES — 3.23%
Berkshire Hathaway Inc. Class Ba	1,693,730	214,358,469
CME Group Inc.	296,983	21,070,944
Leucadia National Corp.	161,285	4,228,892
McGraw Hill Financial Inc.	105,158	8,731,269
NASDAQ OMX Group Inc. (The)	110,966	4,285,507

		252,675,081
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.77%
AT&T Inc.	4,882,184	172,634,026
CenturyLink Inc.	538,988	19,511,366
Frontier Communications Corp.	944,438	5,515,518
Verizon Communications Inc.	1,869,783	91,488,482
Windstream Holdings Inc.[c]	567,882	5,656,105

		294,805,497
ELECTRIC UTILITIES — 3.74%
American Electric Power Co. Inc.	459,034	25,600,326
Duke Energy Corp.	665,213	49,352,153
Edison International	306,680	17,821,175
Entergy Corp.	168,366	13,821,165
Exelon Corp.	807,607	29,461,503
FirstEnergy Corp.	394,120	13,683,846
NextEra Energy Inc.	410,193	42,036,579
Northeast Utilities	296,579	14,019,289
Pepco Holdings Inc.	236,541	6,500,147
Pinnacle West Capital Corp.	103,988	6,014,666
PPL Corp.	594,389	21,118,641
Southern Co. (The)	837,838	38,021,089
Xcel Energy Inc.	472,714	15,235,572

		292,686,151

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.46%
Eaton Corp. PLC	255,688	$19,734,000
Emerson Electric Co.	251,039	16,658,948

		36,392,948
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.54%
Corning Inc.	1,230,561	27,010,814
FLIR Systems Inc.	45,373	1,575,804
Jabil Circuit Inc.	174,299	3,642,849
TE Connectivity Ltd.	157,807	9,758,785

		41,988,252
ENERGY EQUIPMENT & SERVICES — 1.40%
Baker Hughes Inc.	410,030	30,526,733
Cameron International Corp.[a,c]	191,646	12,976,351
Diamond Offshore Drilling Inc.	64,611	3,206,644
Ensco PLC Class A	219,316	12,187,390
Nabors Industries Ltd.	246,618	7,243,171
National Oilwell Varco Inc.	205,986	16,962,947
Nobel Corp. PLC	239,609	8,041,278
Rowan Companies PLC Class A	117,526	3,752,605
Transocean Ltd.	319,373	14,381,366

		109,278,485
FOOD & STAPLES RETAILING — 4.17%
Costco Wholesale Corp.	412,251	47,474,825
CVS Caremark Corp.	1,099,829	82,894,112
Kroger Co. (The)	479,282	23,690,909
Sysco Corp.	550,009	20,597,837
Wal-Mart Stores Inc.	1,516,171	113,818,957
Walgreen Co.	437,645	32,442,624
Whole Foods Market Inc.	131,615	5,084,287

		326,003,551
FOOD PRODUCTS — 1.87%
Archer-Daniels-Midland Co.	615,495	27,149,485
Campbell Soup Co.	89,361	4,093,627
ConAgra Foods Inc.	395,112	11,726,924
General Mills Inc.	259,539	13,636,179
Hormel Foods Corp.	48,210	2,379,164
J.M. Smucker Co. (The)	52,760	5,622,633
Kellogg Co.	115,326	7,576,918
McCormick & Co. Inc. NVS	59,067	4,228,607
Mondelez International Inc. Class A	1,591,004	59,837,660
Tyson Foods Inc. Class A	259,329	9,735,211

		145,986,408
GAS UTILITIES — 0.08%
AGL Resources Inc.	112,373	6,183,886

		6,183,886
HEALTH CARE EQUIPMENT & SUPPLIES — 1.88%
Abbott Laboratories	1,412,727	57,780,534

339

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2014

Security	Shares	Value

Baxter International Inc.	250,239	$18,092,280
CareFusion Corp.[a]	113,302	5,024,944
Covidien PLC	220,618	19,895,331
DENTSPLY International Inc.	59,940	2,838,159
Edwards Lifesciences Corp.[a,c]	45,725	3,925,034
Intuitive Surgical Inc.[a,c]	13,389	5,513,590
Medtronic Inc.	403,988	25,758,275
Varian Medical Systems Inc.[a]	37,222	3,094,637
Zimmer Holdings Inc.	53,381	5,544,151

		147,466,935
HEALTH CARE PROVIDERS & SERVICES — 3.51%
Aetna Inc.	336,120	27,252,610
AmerisourceBergen Corp.	114,909	8,349,288
Cardinal Health Inc.	320,043	21,942,148
DaVita HealthCare Partners Inc.[a]	63,660	4,603,891
Express Scripts Holding Co.[a]	727,053	50,406,585
Humana Inc.	145,675	18,605,611
Laboratory Corp. of America Holdings[a,c]	38,379	3,930,010
McKesson Corp.	121,463	22,617,625
Patterson Companies Inc.	77,361	3,056,533
Quest Diagnostics Inc.	136,151	7,990,702
Tenet Healthcare Corp.[a,c]	56,130	2,634,742
UnitedHealth Group Inc.	921,691	75,348,239
WellPoint Inc.	263,022	28,303,797

		275,041,781
HOTELS, RESTAURANTS & LEISURE — 1.03%
Carnival Corp.	412,933	15,546,927
Darden Restaurants Inc.	124,346	5,753,489
Marriott International Inc. Class A	86,898	5,570,162
McDonald’s Corp.	399,751	40,270,916
Yum! Brands Inc.	165,709	13,455,571

		80,597,065
HOUSEHOLD DURABLES — 0.50%
D.R. Horton Inc.	269,697	6,629,152
Garmin Ltd.	67,062	4,084,076
Leggett & Platt Inc.[c]	130,658	4,478,956
Lennar Corp. Class A	89,454	3,755,279
Newell Rubbermaid Inc.	125,149	3,878,368
PulteGroup Inc.	321,438	6,480,190
Whirlpool Corp.	73,256	10,198,700

		39,504,721
HOUSEHOLD PRODUCTS — 1.80%
Clorox Co. (The)	50,888	4,651,163
Colgate-Palmolive Co.	319,066	21,753,920
Kimberly-Clark Corp.	145,449	16,176,838
Procter & Gamble Co. (The)	1,247,237	98,020,356

		140,602,277
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.27%
AES Corp. (The)	621,903	9,670,592
NRG Energy Inc.	316,441	11,771,605

		21,442,197

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.24%
General Electric Co.	9,433,159	$247,903,419
Roper Industries Inc.	38,551	5,628,831

		253,532,250
INSURANCE — 4.70%
ACE Ltd.	317,608	32,935,950
Aflac Inc.	427,100	26,586,975
Allstate Corp. (The)	408,208	23,969,974
American International Group Inc.	1,360,765	74,270,554
Assurant Inc.	67,508	4,425,149
Chubb Corp. (The)	230,023	21,201,220
Cincinnati Financial Corp.	138,697	6,663,004
Genworth Financial Inc. Class Aa	464,807	8,087,642
Hartford Financial Services Group Inc. (The)	423,482	15,164,890
Lincoln National Corp.	136,709	7,032,311
Loews Corp.	286,570	12,611,946
Marsh & McLennan Companies Inc.	176,085	9,124,725
MetLife Inc.	1,058,724	58,822,705
Principal Financial Group Inc.	121,145	6,115,400
Progressive Corp. (The)	511,193	12,963,854
Travelers Companies Inc. (The)	326,793	30,741,417
Unum Group	242,572	8,431,803
XL Group PLC	255,839	8,373,610

		367,523,129
INTERNET & CATALOG RETAIL — 0.04%
Expedia Inc.	39,627	3,121,023

		3,121,023
INTERNET SOFTWARE & SERVICES — 0.23%
eBay Inc.[a]	354,291	17,735,807

		17,735,807
IT SERVICES — 1.82%
Accenture PLC Class A	262,070	21,185,739
Computer Sciences Corp.	135,857	8,586,162
International Business Machines Corp.	492,241	89,228,526
Paychex Inc.	100,664	4,183,596
Teradata Corp.[a,c]	72,813	2,927,083
Western Union Co.	187,891	3,258,030
Xerox Corp.	1,025,285	12,754,545

		142,123,681
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Hasbro Inc.	47,900	2,541,095
Mattel Inc.	131,008	5,105,382

		7,646,477
LIFE SCIENCES TOOLS & SERVICES — 0.15%
Agilent Technologies Inc.	100,488	5,772,031
PerkinElmer Inc.	50,250	2,353,710
Waters Corp.[a]	31,957	3,337,589

		11,463,330

340

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2014

Security	Shares	Value

MACHINERY — 2.14%
Caterpillar Inc.	587,165	$63,807,221
Cummins Inc.	54,797	8,454,629
Deere & Co.	342,144	30,981,139
Dover Corp.	47,063	4,280,380
Illinois Tool Works Inc.	160,321	14,037,707
Ingersoll-Rand PLC	104,084	6,506,291
Joy Global Inc.[c]	94,145	5,797,449
Pall Corp.	35,059	2,993,688
Parker Hannifin Corp.	57,545	7,235,133
Pentair PLC	71,550	5,160,186
Snap-on Inc.	24,146	2,861,784
Stanley Black & Decker Inc.	146,476	12,863,522
Xylem Inc.	69,268	2,706,993

		167,686,122
MEDIA — 1.38%
Cablevision NY Group Class A	203,984	3,600,317
Gannett Co. Inc.	213,625	6,688,599
Time Warner Inc.	373,303	26,224,536
Twenty-First Century Fox Inc. Class A	810,309	28,482,361
Walt Disney Co. (The)	499,909	42,862,198

		107,858,011
METALS & MINING — 1.11%
Alcoa Inc.	1,103,654	16,433,408
Allegheny Technologies Inc.	102,307	4,614,046
Freeport-McMoRan Copper & Gold Inc.	976,930	35,657,945
Newmont Mining Corp.	467,746	11,899,458
Nucor Corp.	299,928	14,771,454
United States Steel Corp.[c]	136,351	3,550,580

		86,926,891
MULTI-UTILITIES — 2.26%
Ameren Corp.	228,606	9,345,413
CenterPoint Energy Inc.	404,884	10,340,737
CMS Energy Corp.	253,924	7,909,733
Consolidated Edison Inc.	275,778	15,923,422
Dominion Resources Inc.	273,659	19,572,092
DTE Energy Co.	166,144	12,937,633
Integrys Energy Group Inc.	75,349	5,359,574
NiSource Inc.	295,405	11,621,233
PG&E Corp.	437,281	20,998,234
Public Service Enterprise Group Inc.	476,112	19,420,608
SCANA Corp.	133,408	7,178,684
Sempra Energy	214,480	22,458,201
TECO Energy Inc.[c]	192,921	3,565,180
Wisconsin Energy Corp.	212,506	9,970,782

		176,601,526
MULTILINE RETAIL — 1.06%
Dollar General Corp.[a]	153,535	8,806,768
Family Dollar Stores Inc.	90,116	5,960,272
Kohl’s Corp.	183,605	9,672,311
Macy’s Inc.	339,160	19,678,063
Nordstrom Inc.	62,257	4,229,118
Target Corp.	595,812	34,527,306

		82,873,838

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 14.24%
Anadarko Petroleum Corp.	223,265	$24,440,820
Apache Corp.	362,765	36,501,414
Chesapeake Energy Corp.	241,701	7,512,067
Chevron Corp.	1,790,768	233,784,762
Cimarex Energy Co.	30,362	4,355,733
ConocoPhillips	1,154,851	99,005,376
CONSOL Energy Inc.	215,581	9,931,817
Denbury Resources Inc.	331,385	6,117,367
Devon Energy Corp.	360,601	28,631,719
Exxon Mobil Corp.	4,039,787	406,725,755
Hess Corp.	248,247	24,549,146
Marathon Oil Corp.	635,856	25,383,372
Marathon Petroleum Corp.	151,707	11,843,766
Murphy Oil Corp.	158,936	10,566,065
Newfield Exploration Co.[a]	51,389	2,271,394
Occidental Petroleum Corp.	399,011	40,950,499
ONEOK Inc.	195,101	13,282,476
Peabody Energy Corp.	255,660	4,180,041
Phillips 66	532,212	42,805,811
QEP Resources Inc.	169,678	5,853,891
Southwestern Energy Co.[a]	143,121	6,510,574
Spectra Energy Corp.	333,632	14,172,687
Tesoro Corp.	121,884	7,150,934
Valero Energy Corp.	501,847	25,142,535
Williams Companies Inc. (The)	382,134	22,244,020

		1,113,914,041
PAPER & FOREST PRODUCTS — 0.26%
International Paper Co.	407,617	20,572,430

		20,572,430
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.	242,290	3,539,857

		3,539,857
PHARMACEUTICALS — 4.89%
Bristol-Myers Squibb Co.	545,472	26,460,847
Eli Lilly and Co.	926,606	57,607,095
Hospira Inc.[a]	85,048	4,368,916
Johnson & Johnson	1,091,111	114,152,033
Merck & Co. Inc.	1,456,925	84,283,111
Pfizer Inc.	3,060,075	90,823,026
Zoetis Inc.	160,516	5,179,851

		382,874,879
PROFESSIONAL SERVICES — 0.08%
Nielsen NV	128,530	6,222,137

		6,222,137
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.96%
Apartment Investment and Management Co. Class A	71,587	2,310,112
AvalonBay Communities Inc.	67,730	9,630,529
Boston Properties Inc.	72,104	8,521,251

341

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2014

Security	Shares	Value

Equity Residential	170,096	$10,716,048
Essex Property Trust Inc.[c]	25,331	4,683,955
General Growth Properties Inc.	280,077	6,598,614
HCP Inc.[c]	431,279	17,846,325
Health Care REIT Inc.	89,228	5,591,919
Host Hotels & Resorts Inc.	249,639	5,494,554
Kimco Realty Corp.[c]	212,794	4,890,006
Plum Creek Timber Co. Inc.[c]	71,756	3,236,196
Prologis Inc.	193,051	7,932,466
Public Storage	58,724	10,062,357
Simon Property Group Inc.	122,768	20,413,863
Ventas Inc.[c]	139,265	8,926,886
Vornado Realty Trust	77,187	8,238,169
Weyerhaeuser Co.[c]	550,865	18,228,123

		153,321,373
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
CBRE Group Inc. Class Aa,c	84,100	2,694,564

		2,694,564
ROAD & RAIL — 0.19%
CSX Corp.	339,090	10,447,363
Ryder System Inc.	50,116	4,414,718

		14,862,081
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.02%
Altera Corp.	174,176	6,054,358
Analog Devices Inc.	156,908	8,484,016
Applied Materials Inc.	502,544	11,332,367
Avago Technologies Ltd.	97,254	7,009,096
Broadcom Corp. Class A	522,993	19,413,500
Intel Corp.	4,682,715	144,695,893
Lam Research Corp.	75,779	5,121,145
Linear Technology Corp.	95,848	4,511,565
NVIDIA Corp.	273,398	5,068,799
Texas Instruments Inc.	406,285	19,416,360
Xilinx Inc.	113,977	5,392,252

		236,499,351
SOFTWARE — 0.94%
CA Inc.	102,174	2,936,481
Citrix Systems Inc.[a,c]	58,674	3,670,058
Oracle Corp.	1,485,538	60,208,855
Symantec Corp.	299,762	6,864,550

		73,679,944
SPECIALTY RETAIL — 1.13%
AutoNation Inc.[a,c]	59,627	3,558,539
Best Buy Co. Inc.	132,422	4,106,406
CarMax Inc.[a,c]	91,394	4,753,402
GameStop Corp. Class A	57,228	2,316,017
Gap Inc. (The)	83,306	3,463,031
Home Depot Inc. (The)	450,356	36,460,822
L Brands Inc.	83,188	4,879,808
Lowe’s Companies Inc.	375,489	18,019,717
PetSmart Inc.	45,806	2,739,199
Staples Inc.	605,588	6,564,574
Urban Outfitters Inc.[a,c]	37,459	1,268,362

		88,129,877

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.13%
Coach Inc.	103,338	$3,533,126
PVH Corp.	28,686	3,344,788
Ralph Lauren Corp.	22,072	3,546,750

		10,424,664
THRIFTS & MORTGAGE FINANCE — 0.08%
Hudson City Bancorp Inc.	448,489	4,408,647
People’s United Financial Inc.	145,534	2,207,751

		6,616,398
TOBACCO — 1.28%
Altria Group Inc.	878,111	36,827,975
Philip Morris International Inc.	650,955	54,882,016
Reynolds American Inc.	146,627	8,848,940

		100,558,931

TOTAL COMMON STOCKS (Cost: $6,372,781,274)		7,817,451,710

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	40,765,021	40,765,021
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	2,506,148	2,506,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	6,428,482	6,428,482

		49,699,651

TOTAL SHORT-TERM INVESTMENTS (Cost: $49,699,651)		49,699,651

TOTAL INVESTMENTS IN SECURITIES — 100.54% (Cost: $6,422,480,925)		7,867,151,361

SHORT POSITIONS[f] — (0.01)%

COMMON STOCKS — (0.01)%
Seventy Seven Energy Inc.[a]	(17,264)	(406,567)

		(406,567)

TOTAL SHORT POSITIONS (Proceeds: $406,630)		(406,567)

342

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2014

Value

Other Assets, Less Liabilities — (0.53)%	$(41,814,571)

NET ASSETS — 100.00%	$7,824,930,223

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

343

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.65%
Alliant Techsystems Inc.	83,530	$11,186,338
B/E Aerospace Inc.[a]	563,850	52,150,486
Huntington Ingalls Industries Inc.	145,548	13,767,385

		77,104,209
AIRLINES — 0.80%
Alaska Air Group Inc.	391,641	37,225,477

		37,225,477
AUTO COMPONENTS — 0.52%
Gentex Corp.	831,588	24,190,895

		24,190,895
AUTOMOBILES — 0.15%
Thor Industries Inc.	125,130	7,116,143

		7,116,143
BIOTECHNOLOGY — 1.12%
Cubist Pharmaceuticals Inc.[a,b]	429,181	29,965,418
United Therapeutics Corp.[a]	251,521	22,257,093

		52,222,511
BUILDING PRODUCTS — 1.60%
A.O. Smith Corp.	433,779	21,506,763
Fortune Brands Home & Security Inc.	946,358	37,788,075
Lennox International Inc.	172,661	15,465,246

		74,760,084
CAPITAL MARKETS — 1.74%
Eaton Vance Corp. NVS	426,598	16,121,138
Federated Investors Inc. Class B	264,210	8,169,373
SEI Investments Co.	809,832	26,538,195
Waddell & Reed Financial Inc. Class A	485,735	30,402,154

		81,230,860
CHEMICALS — 2.35%
Albemarle Corp.	217,622	15,559,973
Cytec Industries Inc.	85,841	9,049,358
Minerals Technologies Inc.	117,938	7,734,374
NewMarket Corp.	39,734	15,580,099
PolyOne Corp.	305,798	12,886,328
Rayonier Advanced Materials Inc.	121,657	4,714,221
RPM International Inc.	410,095	18,938,187
Scotts Miracle-Gro Co. (The) Class A	121,538	6,910,651
Valspar Corp. (The)	243,449	18,548,379

		109,921,570

Security	Shares	Value

COMMERCIAL BANKS — 5.96%
Associated Banc-Corp.	908,813	$16,431,339
BancorpSouth Inc.	481,684	11,834,976
Bank of Hawaii Corp.	116,778	6,853,701
Cathay General Bancorp	422,057	10,787,777
City National Corp.	272,523	20,646,342
Commerce Bancshares Inc.	202,919	9,435,734
Cullen/Frost Bankers Inc.	129,884	10,315,387
East West Bancorp Inc.	817,222	28,594,598
FirstMerit Corp.	471,262	9,307,425
PacWest Bancorp	535,672	23,124,960
Prosperity Bancshares Inc.	194,833	12,196,546
Signature Bank[a,b]	284,953	35,955,370
SVB Financial Group[a]	284,020	33,122,412
Synovus Financial Corp.	792,119	19,311,861
Umpqua Holdings Corp.	976,776	17,503,826
Webster Financial Corp.	293,502	9,257,053
Westamerica Bancorp	66,376	3,470,137

		278,149,444
COMMERCIAL SERVICES & SUPPLIES — 2.34%
Civeo Corp.[a,b]	254,058	6,359,072
Copart Inc.[a]	639,359	22,991,350
Deluxe Corp.	285,285	16,711,995
Herman Miller Inc.	212,748	6,433,499
HNI Corp.	257,068	10,053,929
MSA Safety Inc.	95,916	5,513,252
R.R. Donnelley & Sons Co.	705,361	11,962,923
Rollins Inc.	223,501	6,705,030
Waste Connections Inc.	459,184	22,293,383

		109,024,433
COMMUNICATIONS EQUIPMENT — 1.36%
ADTRAN Inc.	151,445	3,416,599
ARRIS Group Inc.[a,b]	455,624	14,821,449
Ciena Corp.[a,b]	598,630	12,966,326
InterDigital Inc.	81,131	3,878,062
JDS Uniphase Corp.[a,b]	856,203	10,676,851
Plantronics Inc.	143,104	6,876,147
Riverbed Technology Inc.[a]	521,594	10,760,484

		63,395,918
COMPUTERS & PERIPHERALS — 1.28%
3D Systems Corp.[a,b]	582,603	34,839,659
Diebold Inc.	147,296	5,916,880
NCR Corp.[a]	535,886	18,804,240

		59,560,779
CONSTRUCTION MATERIALS — 0.93%
Eagle Materials Inc.	285,232	26,891,673
Martin Marietta Materials Inc.[b]	123,870	16,357,033

		43,248,706
CONSUMER FINANCE — 0.43%
SLM Corp.	2,409,603	20,023,801

		20,023,801

344

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2014

Security	Shares	Value

CONTAINERS & PACKAGING — 1.53%
AptarGroup Inc.	197,726	$13,249,620
Packaging Corp. of America	560,335	40,058,349
Rock-Tenn Co. Class A	171,807	18,141,101

		71,449,070
DISTRIBUTORS — 0.98%
LKQ Corp.[a]	1,720,333	45,915,688

		45,915,688
DIVERSIFIED CONSUMER SERVICES — 0.67%
Service Corp. International	705,892	14,626,082
Sotheby’s	392,909	16,498,249

		31,124,331
DIVERSIFIED FINANCIAL SERVICES — 1.17%
CBOE Holdings Inc.	490,040	24,114,868
MSCI Inc. Class Aa	665,129	30,496,165

		54,611,033
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
tw telecom Inc.[a]	424,500	17,111,595

		17,111,595
ELECTRICAL EQUIPMENT — 1.17%
Acuity Brands Inc.	246,257	34,045,030
Hubbell Inc. Class B	165,737	20,410,512

		54,455,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.74%
Belden Inc.	248,482	19,421,353
FEI Co.	240,839	21,851,323
Knowles Corp.[a,b]	203,973	6,270,130
National Instruments Corp.	358,893	11,624,544
Trimble Navigation Ltd.[a,b]	1,486,773	54,936,262
Zebra Technologies Corp. Class Aa	169,785	13,976,701

		128,080,313
ENERGY EQUIPMENT & SERVICES — 3.33%
CARBO Ceramics Inc.	113,237	17,452,086
Dresser-Rand Group Inc.[a,b]	257,168	16,389,317
Dril-Quip Inc.[a]	231,860	25,328,386
Oceaneering International Inc.	615,515	48,090,187
Oil States International Inc.[a]	302,390	19,380,175
Patterson-UTI Energy Inc.	823,520	28,773,789

		155,413,940
FOOD & STAPLES RETAILING — 0.20%
SUPERVALU Inc.[a,b]	1,127,203	9,265,609

		9,265,609

Security	Shares	Value

FOOD PRODUCTS — 1.36%
Flowers Foods Inc.	691,242	$14,571,381
Hain Celestial Group Inc.[a,b]	285,622	25,346,096
Lancaster Colony Corp.	52,010	4,949,272
Tootsie Roll Industries Inc.	57,838	1,702,751
WhiteWave Foods Co. (The) Class Aa	525,250	17,002,342

		63,571,842
GAS UTILITIES — 0.61%
National Fuel Gas Co.	215,463	16,870,753
Questar Corp.	469,201	11,636,185

		28,506,938
HEALTH CARE EQUIPMENT & SUPPLIES — 3.63%
Align Technology Inc.[a,b]	409,434	22,944,681
Cooper Companies Inc. (The)	169,397	22,958,375
Hill-Rom Holdings Inc.	179,399	7,446,853
Hologic Inc.[a,b]	929,155	23,554,079
IDEXX Laboratories Inc.[a,b]	175,443	23,433,922
ResMed Inc.[b]	511,863	25,915,624
Sirona Dental Systems Inc.[a,b]	173,505	14,307,222
Steris Corp.	202,077	10,807,078
Teleflex Inc.	110,819	11,702,486
Thoratec Corp.[a,b]	178,354	6,217,421

		169,287,741
HEALTH CARE PROVIDERS & SERVICES — 2.71%
Henry Schein Inc.[a,b]	272,444	32,330,930
MEDNAX Inc.[a,b]	373,853	21,739,552
Omnicare Inc.	220,120	14,653,388
Universal Health Services Inc. Class B	512,317	49,059,476
VCA Inc.[a]	251,668	8,831,030

		126,614,376
HEALTH CARE TECHNOLOGY — 0.31%
Allscripts Healthcare Solutions Inc.[a]	491,701	7,891,801
HMS Holdings Corp.[a,b]	324,841	6,630,005

		14,521,806
HOTELS, RESTAURANTS & LEISURE — 2.43%
Bally Technologies Inc.[a,b]	223,853	14,711,619
Brinker International Inc.	370,192	18,009,841
Cheesecake Factory Inc. (The)	170,250	7,903,005
Domino’s Pizza Inc.	317,055	23,173,550
International Game Technology	915,072	14,558,795
Panera Bread Co. Class Aa,b	148,718	22,282,418
Wendy’s Co. (The)	1,505,320	12,840,380

		113,479,608
HOUSEHOLD DURABLES — 2.85%
Jarden Corp.[a]	683,811	40,584,183
NVR Inc.[a]	12,055	13,870,483
Tempur Sealy International Inc.[a]	346,513	20,686,826
Toll Brothers Inc.[a,b]	911,848	33,647,191
Tupperware Brands Corp.	287,549	24,067,851

		132,856,534

345

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.05%
Church & Dwight Co. Inc.	426,024	$29,800,379
Energizer Holdings Inc.	158,168	19,301,241

		49,101,620
INDUSTRIAL CONGLOMERATES — 0.35%
Carlisle Companies Inc.	189,936	16,452,256

		16,452,256
INSURANCE — 1.38%
Arthur J. Gallagher & Co.	510,345	23,782,077
Brown & Brown Inc.	352,352	10,820,730
Old Republic International Corp.	1,380,997	22,841,690
RenaissanceRe Holdings Ltd.[b]	64,722	6,925,254

		64,369,751
INTERNET SOFTWARE & SERVICES — 1.40%
Conversant Inc.[a,b]	358,979	9,118,066
Equinix Inc.[a,b]	161,852	34,003,487
Rackspace Hosting Inc.[a]	663,970	22,349,230

		65,470,783
IT SERVICES — 4.09%
Acxiom Corp.[a,b]	438,645	9,514,210
Broadridge Financial Solutions Inc.	687,730	28,637,077
CoreLogic Inc.[a]	523,449	15,891,912
DST Systems Inc.	109,502	10,092,799
Gartner Inc.[a]	514,208	36,261,948
Global Payments Inc.	409,297	29,817,286
Jack Henry & Associates Inc.	481,895	28,639,020
NeuStar Inc. Class Aa,b	338,417	8,805,610
WEX Inc.[a]	220,850	23,182,625

		190,842,487
LEISURE EQUIPMENT & PRODUCTS — 1.52%
Brunswick Corp.	528,468	22,264,357
Polaris Industries Inc.	375,508	48,906,162

		71,170,519
LIFE SCIENCES TOOLS & SERVICES — 2.03%
Charles River Laboratories International Inc.[a,b]	275,674	14,754,072
Covance Inc.[a,b]	327,224	28,003,830
Mettler-Toledo International Inc.[a]	166,529	42,161,812
TECHNE Corp.	108,177	10,013,945

		94,933,659
MACHINERY — 6.74%
CLARCOR Inc.	149,438	9,242,740
Crane Co.	146,497	10,893,517
Donaldson Co. Inc.	449,750	19,033,420
Graco Inc.	345,468	26,974,141
Harsco Corp.	216,336	5,761,028

Security	Shares	Value

IDEX Corp.	459,461	$37,096,881
ITT Corp.	203,849	9,805,137
Kennametal Inc.	179,137	8,290,460
Lincoln Electric Holdings Inc.	458,360	32,030,197
Nordson Corp.	341,069	27,350,323
Terex Corp.	628,632	25,836,775
Trinity Industries Inc.	882,891	38,599,995
Valmont Industries Inc.[b]	75,082	11,408,710
Wabtec Corp.	549,674	45,397,576
Woodward Inc.	141,689	7,109,954

		314,830,854
MARINE — 0.82%
Kirby Corp.[a]	324,761	38,042,504

		38,042,504
MEDIA — 1.59%
AMC Networks Inc. Class Aa,b	336,853	20,713,091
Cinemark Holdings Inc.	267,072	9,443,666
DreamWorks Animation SKG Inc. Class Aa,b	410,064	9,538,089
Lamar Advertising Co. Class A	231,988	12,295,364
Live Nation Entertainment Inc.[a,b]	454,260	11,215,679
Meredith Corp.	131,045	6,337,336
Time Inc.[a]	191,268	4,632,511

		74,175,736
METALS & MINING — 0.68%
Carpenter Technology Corp.	187,621	11,867,028
Compass Minerals International Inc.	76,461	7,320,376
Worthington Industries Inc.	296,666	12,768,505

		31,955,909
OIL, GAS & CONSUMABLE FUELS — 2.30%
Bill Barrett Corp.[a,b]	132,225	3,540,986
Energen Corp.	244,739	21,752,402
Gulfport Energy Corp.[a]	486,868	30,575,310
Rosetta Resources Inc.[a,b]	350,152	19,205,837
SM Energy Co.	382,178	32,141,170

		107,215,705
PAPER & FOREST PRODUCTS — 0.12%
Louisiana-Pacific Corp.[a]	386,789	5,809,571

		5,809,571
PHARMACEUTICALS — 2.15%
Endo International PLC[a]	798,347	55,900,257
Salix Pharmaceuticals Ltd.[a,b]	361,376	44,575,730

		100,475,987
PROFESSIONAL SERVICES — 1.20%
Corporate Executive Board Co. (The)	192,645	13,142,242
FTI Consulting Inc.[a,b]	130,429	4,932,825
Towers Watson & Co. Class A	364,593	38,001,528

		56,076,595

346

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.40%
Duke Realty Corp.	713,637	$12,959,648
Equity One Inc.	145,349	3,428,783
Extra Space Storage Inc.	627,738	33,427,048
Federal Realty Investment Trust[b]	195,537	23,644,334
Highwoods Properties Inc.[b]	226,027	9,481,833
Kilroy Realty Corp.	215,564	13,425,326
LaSalle Hotel Properties	290,585	10,254,745
Liberty Property Trust[b]	412,484	15,645,518
Mid-America Apartment Communities Inc.	183,837	13,429,293
Omega Healthcare Investors Inc.[b]	718,338	26,477,939
Potlatch Corp.	120,334	4,981,828
Rayonier Inc.	302,753	10,762,869
Regency Centers Corp.[b]	236,843	13,187,418
Senior Housing Properties Trust	522,446	12,690,213
Taubman Centers Inc.[b]	187,474	14,212,404
UDR Inc.[b]	601,874	17,231,653
Washington Prime Group Inc.[a]	401,434	7,522,873
Weingarten Realty Investors[b]	288,284	9,467,246

		252,230,971
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
Alexander & Baldwin Inc.	244,419	10,131,168

		10,131,168
ROAD & RAIL — 2.32%
Con-way Inc.	143,101	7,213,721
Genesee & Wyoming Inc. Class Aa,b	290,703	30,523,815
J.B. Hunt Transport Services Inc.	521,261	38,458,637
Landstar System Inc.	105,065	6,724,160
Old Dominion Freight Line Inc.[a]	397,776	25,330,376

		108,250,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.62%
Advanced Micro Devices Inc.[a,b]	1,735,867	7,273,283
Atmel Corp.[a]	1,031,769	9,667,675
Cree Inc.[a,b]	694,949	34,712,702
Cypress Semiconductor Corp.[a]	341,503	3,725,798
Integrated Device Technology Inc.[a]	487,893	7,542,826
Semtech Corp.[a]	195,615	5,115,332
Skyworks Solutions Inc.	691,536	32,474,531
SunEdison Inc.[a,b]	967,818	21,872,687

		122,384,834
SOFTWARE — 6.33%
ACI Worldwide Inc.[a]	214,396	11,969,729
Advent Software Inc.	231,769	7,548,716
ANSYS Inc.[a]	528,100	40,040,542
Cadence Design Systems Inc.[a]	1,105,538	19,335,860
CommVault Systems Inc.[a,b]	252,817	12,431,012
Compuware Corp.	513,477	5,129,635
Concur Technologies Inc.[a,b]	272,318	25,418,162
FactSet Research Systems Inc.	148,120	17,815,874
Fair Isaac Corp.	195,342	12,455,006
Fortinet Inc.[a]	304,521	7,652,613
Informatica Corp.[a,b]	625,744	22,307,773
Mentor Graphics Corp.	551,902	11,904,526
MICROS Systems Inc.[a]	268,654	18,241,607

Security	Shares	Value

PTC Inc.[a,b]	676,044	$26,230,507
SolarWinds Inc.[a]	373,845	14,452,848
Solera Holdings Inc.	266,645	17,905,212
Synopsys Inc.[a]	388,048	15,064,023
TIBCO Software Inc.[a]	479,556	9,672,644

		295,576,289
SPECIALTY RETAIL — 2.23%
Advance Auto Parts Inc.	245,314	33,097,765
Cabela’s Inc.[a,b]	128,255	8,003,112
Chico’s FAS Inc.	384,368	6,518,882
Office Depot Inc.[a,b]	1,193,322	6,790,002
Signet Jewelers Ltd.	246,834	27,297,372
Williams-Sonoma Inc.	309,322	22,203,133

		103,910,266
TEXTILES, APPAREL & LUXURY GOODS — 2.60%
Carter’s Inc.	306,018	21,093,821
Deckers Outdoor Corp.[a,b]	197,340	17,036,362
Hanesbrands Inc.	567,496	55,864,306
Kate Spade & Co.[a,b]	721,225	27,507,522

		121,502,011
THRIFTS & MORTGAGE FINANCE — 0.28%
Washington Federal Inc.	577,551	12,954,469

		12,954,469
TRADING COMPANIES & DISTRIBUTORS — 1.89%
MSC Industrial Direct Co. Inc. Class A	132,284	12,651,642
NOW Inc.[a,b]	293,531	10,628,758
United Rentals Inc.[a,b]	554,354	58,057,494
Watsco Inc.	65,303	6,710,536

		88,048,430
WATER UTILITIES — 0.28%
Aqua America Inc.	494,507	12,965,974

		12,965,974

TOTAL COMMON STOCKS
(Cost: $3,840,611,497)		4,662,319,853

SHORT-TERM INVESTMENTS — 9.54%

MONEY MARKET FUNDS — 9.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	415,815,116	415,815,116
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	25,563,435	25,563,435

347

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,146,304	$4,146,304

		445,524,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $445,524,855)		445,524,855

TOTAL INVESTMENTS IN SECURITIES — 109.42%
(Cost: $4,286,136,352)		5,107,844,708
Other Assets, Less Liabilities — (9.42)%		(439,883,388)

NET ASSETS — 100.00%		$4,667,961,320

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

348

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.88%
Alliant Techsystems Inc.	91,644	$12,272,964
Esterline Technologies Corp.[a]	170,151	19,587,783
Exelis Inc.	1,009,122	17,134,892
Huntington Ingalls Industries Inc.	125,589	11,879,464
Triumph Group Inc.	277,571	19,380,007

		80,255,110
AIRLINES — 0.31%
JetBlue Airways Corp.[a,b]	1,217,227	13,206,913

		13,206,913
AUTOMOBILES — 0.16%
Thor Industries Inc.	121,911	6,933,079

		6,933,079
BUILDING PRODUCTS — 0.17%
Lennox International Inc.	79,639	7,133,265

		7,133,265
CAPITAL MARKETS — 1.42%
Eaton Vance Corp. NVS	244,601	9,243,472
Federated Investors Inc. Class B	257,389	7,958,468
Janus Capital Group Inc.	800,370	9,988,617
Raymond James Financial Inc.	660,278	33,495,903

		60,686,460
CHEMICALS — 4.13%
Albemarle Corp.	220,232	15,746,588
Ashland Inc.	385,399	41,908,287
Cabot Corp.	319,211	18,511,046
Cytec Industries Inc.	110,809	11,681,485
Minerals Technologies Inc.	73,784	4,838,755
NewMarket Corp.	21,836	8,562,114
Olin Corp.[b]	421,008	11,333,535
PolyOne Corp.	215,830	9,095,076
Rayonier Advanced Materials Inc.	110,626	4,286,770
RPM International Inc.	326,381	15,072,275
Scotts Miracle-Gro Co. (The) Class A	118,475	6,736,489
Sensient Technologies Corp.	263,384	14,675,756
Valspar Corp. (The)	186,116	14,180,178

		176,628,354
COMMERCIAL BANKS — 3.77%
Bank of Hawaii Corp.	128,029	7,514,022
Commerce Bancshares Inc.	241,436	11,226,774
Cullen/Frost Bankers Inc.	160,903	12,778,916
First Horizon National Corp.	1,259,775	14,940,932
First Niagara Financial Group Inc.	1,884,335	16,469,088
FirstMerit Corp.	440,925	8,708,269
Fulton Financial Corp.	1,006,670	12,472,641

Security	Shares	Value

Hancock Holding Co.	438,120	$15,474,398
International Bancshares Corp.	303,655	8,198,685
Prosperity Bancshares Inc.	137,530	8,609,378
TCF Financial Corp.	887,330	14,525,592
Trustmark Corp.	359,654	8,879,857
Valley National Bancorp[b]	1,068,400	10,587,844
Webster Financial Corp.	207,370	6,540,450
Westamerica Bancorp[b]	79,065	4,133,518

		161,060,364
COMMERCIAL SERVICES & SUPPLIES — 1.34%
Civeo Corp.[a,b]	328,254	8,216,198
Clean Harbors Inc.[a,b]	294,321	18,910,124
Herman Miller Inc.	117,587	3,555,831
MSA Safety Inc.	79,835	4,588,916
R.R. Donnelley & Sons Co.	404,944	6,867,850
Rollins Inc.	134,358	4,030,740
Waste Connections Inc.	231,178	11,223,692

		57,393,351
COMMUNICATIONS EQUIPMENT — 1.03%
ADTRAN Inc.	158,788	3,582,257
ARRIS Group Inc.[a,b]	210,205	6,837,969
InterDigital Inc.	140,393	6,710,786
JDS Uniphase Corp.[a]	451,562	5,630,978
Plantronics Inc.	93,365	4,486,188
Polycom Inc.[a]	736,625	9,229,911
Riverbed Technology Inc.[a]	368,378	7,599,638

		44,077,727
COMPUTERS & PERIPHERALS — 0.89%
Diebold Inc.	206,749	8,305,108
Lexmark International Inc. Class A	331,514	15,965,714
NCR Corp.[a,b]	393,469	13,806,827

		38,077,649
CONSTRUCTION & ENGINEERING — 1.39%
AECOM Technology Corp.[a]	528,377	17,013,739
Granite Construction Inc.	194,111	6,984,114
KBR Inc.	783,437	18,684,972
URS Corp.	367,149	16,833,782

		59,516,607
CONSTRUCTION MATERIALS — 0.40%
Martin Marietta Materials Inc.[b]	130,464	17,227,771

		17,227,771
CONTAINERS & PACKAGING — 1.85%
AptarGroup Inc.	163,939	10,985,552
Greif Inc. Class A	162,707	8,877,294
Rock-Tenn Co. Class A	221,496	23,387,763
Silgan Holdings Inc.	233,642	11,873,686
Sonoco Products Co.	542,988	23,853,463

		78,977,758

349

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.92%
Apollo Education Group Inc.[a,b]	527,939	$16,498,094
DeVry Education Group Inc.	304,400	12,888,296
Service Corp. International	478,075	9,905,714

		39,292,104
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
tw telecom Inc.[a]	337,913	13,621,273

		13,621,273
ELECTRIC UTILITIES — 3.51%
Cleco Corp.	321,267	18,938,690
Great Plains Energy Inc.	818,076	21,981,702
Hawaiian Electric Industries Inc.[b]	540,461	13,684,473
IDACORP Inc.	267,856	15,490,112
OGE Energy Corp.	1,058,942	41,383,453
PNM Resources Inc.	424,348	12,446,127
Westar Energy Inc.[b]	685,733	26,188,143

		150,112,700
ELECTRICAL EQUIPMENT — 0.82%
Hubbell Inc. Class B	131,884	16,241,515
Regal Beloit Corp.	240,197	18,869,876

		35,111,391
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.38%
Arrow Electronics Inc.[a]	529,942	32,013,796
Avnet Inc.	736,114	32,617,211
Ingram Micro Inc. Class Aa,b	825,787	24,121,238
Itron Inc.[a,b]	209,728	8,504,471
Knowles Corp.[a,b]	263,104	8,087,817
National Instruments Corp.	189,194	6,127,994
Tech Data Corp.[a]	203,698	12,735,199
Vishay Intertechnology Inc.[b]	722,895	11,197,644
Zebra Technologies Corp. Class Aa	110,388	9,087,140

		144,492,510
ENERGY EQUIPMENT & SERVICES — 2.38%
Atwood Oceanics Inc.[a]	308,042	16,166,044
Dresser-Rand Group Inc.[a]	167,111	10,649,984
Helix Energy Solutions Group Inc.[a]	522,753	13,753,631
Superior Energy Services Inc.	832,971	30,103,572
Tidewater Inc.	263,829	14,813,998
Unit Corp.[a]	234,915	16,169,200

		101,656,429
FOOD & STAPLES RETAILING — 0.40%
United Natural Foods Inc.[a,b]	264,174	17,197,727

		17,197,727
FOOD PRODUCTS — 2.76%
Dean Foods Co.	498,470	8,768,087
Flowers Foods Inc.	291,069	6,135,735
Hillshire Brands Co. (The)	652,391	40,643,960

Security	Shares	Value

Ingredion Inc.	396,724	$29,770,169
Lancaster Colony Corp.	55,001	5,233,895
Post Holdings Inc.[a,b]	234,198	11,923,020
Tootsie Roll Industries Inc.	57,450	1,691,328
WhiteWave Foods Co. (The) Class Aa	435,230	14,088,395

		118,254,589
GAS UTILITIES — 2.65%
Atmos Energy Corp.	532,941	28,459,049
National Fuel Gas Co.	245,922	19,255,693
ONE GAS Inc.	277,017	10,457,392
Questar Corp.	494,536	12,264,493
UGI Corp.	612,111	30,911,605
WGL Holdings Inc.	276,536	11,918,702

		113,266,934
HEALTH CARE EQUIPMENT & SUPPLIES — 2.27%
Cooper Companies Inc. (The)	97,029	13,150,341
Hill-Rom Holdings Inc.	137,592	5,711,444
Hologic Inc.[a,b]	603,222	15,291,678
IDEXX Laboratories Inc.[a,b]	109,283	14,596,930
ResMed Inc.[b]	269,043	13,621,647
Sirona Dental Systems Inc.[a,b]	132,729	10,944,833
Steris Corp.	126,186	6,748,427
Teleflex Inc.	116,800	12,334,080
Thoratec Corp.[a,b]	136,935	4,773,554

		97,172,934
HEALTH CARE PROVIDERS & SERVICES — 3.55%
Community Health Systems Inc.[a]	613,136	27,817,980
Health Net Inc.[a]	426,927	17,734,548
Henry Schein Inc.[a,b]	199,844	23,715,487
LifePoint Hospitals Inc.[a]	236,850	14,708,385
MEDNAX Inc.[a,b]	180,100	10,472,815
Omnicare Inc.	321,447	21,398,727
Owens & Minor Inc.[b]	336,159	11,422,683
VCA Inc.[a]	235,504	8,263,835
WellCare Health Plans Inc.[a]	215,347	16,077,807

		151,612,267
HEALTH CARE TECHNOLOGY — 0.22%
Allscripts Healthcare Solutions Inc.[a]	392,431	6,298,517
HMS Holdings Corp.[a,b]	163,458	3,336,178

		9,634,695
HOTELS, RESTAURANTS & LEISURE — 0.61%
Cheesecake Factory Inc. (The)	86,134	3,998,340
International Game Technology	461,339	7,339,904
International Speedway Corp. Class A	149,255	4,967,206
Life Time Fitness Inc.[a,b]	200,454	9,770,128

		26,075,578
HOUSEHOLD DURABLES — 0.64%
KB Home	479,738	8,961,506
M.D.C. Holdings Inc.	208,597	6,318,403
NVR Inc.[a,b]	10,402	11,968,541

		27,248,450

350

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.05%
Church & Dwight Co. Inc.	325,432	$22,763,968
Energizer Holdings Inc.	180,488	22,024,951

		44,788,919
INDUSTRIAL CONGLOMERATES — 0.33%
Carlisle Companies Inc.	163,823	14,190,348

		14,190,348
INSURANCE — 8.08%
Alleghany Corp.[a]	87,555	38,359,597
American Financial Group Inc.	381,067	22,696,351
Arthur J. Gallagher & Co.	359,622	16,758,385
Aspen Insurance Holdings Ltd.	348,370	15,822,965
Brown & Brown Inc.	304,251	9,343,548
Everest Re Group Ltd.[b]	245,189	39,350,383
First American Financial Corp.	568,836	15,807,952
Hanover Insurance Group Inc. (The)	234,606	14,815,369
HCC Insurance Holdings Inc.	531,475	26,010,386
Kemper Corp.	271,389	10,003,399
Mercury General Corp.	158,603	7,460,685
Primerica Inc.	289,810	13,867,408
Protective Life Corp.	419,411	29,077,765
Reinsurance Group of America Inc.	367,451	28,991,884
RenaissanceRe Holdings Ltd.[b]	155,431	16,631,117
StanCorp Financial Group Inc.	232,898	14,905,472
W.R. Berkley Corp.	550,157	25,477,771

		345,380,437
INTERNET & CATALOG RETAIL — 0.25%
HSN Inc.	178,686	10,585,359

		10,585,359
INTERNET SOFTWARE & SERVICES — 0.96%
AOL Inc.[a]	425,559	16,932,993
Equinix Inc.[a,b]	113,988	23,947,739

		40,880,732
IT SERVICES — 1.49%
Convergys Corp.	540,686	11,592,308
DST Systems Inc.	83,868	7,730,114
Leidos Holdings Inc.	338,552	12,980,084
Science Applications International Corp.	217,451	9,602,636
VeriFone Systems Inc.[a]	594,514	21,848,389

		63,753,531
LIFE SCIENCES TOOLS & SERVICES — 0.47%
Bio-Rad Laboratories Inc. Class Aa	107,461	12,864,156
TECHNE Corp.	76,422	7,074,385

		19,938,541

Security	Shares	Value

MACHINERY — 4.34%
AGCO Corp.	464,703	$26,125,603
CLARCOR Inc.	129,106	7,985,206
Crane Co.	126,491	9,405,871
Donaldson Co. Inc.	280,285	11,861,661
Harsco Corp.	228,571	6,086,846
ITT Corp.	297,884	14,328,220
Kennametal Inc.	251,163	11,623,824
Oshkosh Corp.	451,895	25,093,729
SPX Corp.	233,110	25,224,833
Timken Co. (The)	407,931	27,674,039
Valmont Industries Inc.[b]	73,061	11,101,619
Woodward Inc.	182,500	9,157,850

		185,669,301
MEDIA — 1.52%
Cinemark Holdings Inc.	305,201	10,791,907
John Wiley & Sons Inc. Class A	249,358	15,108,601
Lamar Advertising Co. Class A	133,156	7,057,268
Live Nation Entertainment Inc.[a,b]	334,052	8,247,744
Meredith Corp.	75,396	3,646,151
New York Times Co. (The) Class Ab	672,789	10,233,121
Time Inc.[a]	416,348	10,083,948

		65,168,740
METALS & MINING — 2.77%
Carpenter Technology Corp.	107,718	6,813,164
Cliffs Natural Resources Inc.[b]	816,108	12,282,425
Commercial Metals Co.	627,466	10,861,437
Compass Minerals International Inc.	107,243	10,267,445
Reliance Steel & Aluminum Co.	413,361	30,468,839
Royal Gold Inc.	345,665	26,312,020
Steel Dynamics Inc.	1,188,696	21,337,093

		118,342,423
MULTI-UTILITIES — 2.45%
Alliant Energy Corp.	589,991	35,906,852
Black Hills Corp.	237,665	14,590,254
MDU Resources Group Inc.	1,019,008	35,767,181
Vectren Corp.	438,942	18,655,035

		104,919,322
MULTILINE RETAIL — 0.63%
Big Lots Inc.[a]	295,448	13,501,974
J.C. Penney Co. Inc.[a,b]	1,467,427	13,280,214

		26,782,188
OIL, GAS & CONSUMABLE FUELS — 2.54%
Bill Barrett Corp.[a,b]	141,162	3,780,318
Energen Corp.	158,918	14,124,632
HollyFrontier Corp.	1,056,402	46,154,204
World Fuel Services Corp.	383,110	18,860,505
WPX Energy Inc.[a]	1,075,502	25,715,253

		108,634,912

351

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.48%
Domtar Corp.	345,972	$14,824,900
Louisiana-Pacific Corp.[a]	392,089	5,889,177

		20,714,077
PHARMACEUTICALS — 0.58%
Mallinckrodt PLC[a]	310,713	24,863,254

		24,863,254
PROFESSIONAL SERVICES — 0.93%
FTI Consulting Inc.[a]	96,473	3,648,609
Manpowergroup Inc.	423,453	35,929,987

		39,578,596
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.53%
Alexandria Real Estate Equities Inc.	381,119	29,590,079
American Campus Communities Inc.	558,253	21,347,595
BioMed Realty Trust Inc.	1,024,337	22,361,277
Camden Property Trust[b]	455,103	32,380,578
Corporate Office Properties Trust[b]	466,641	12,977,286
Corrections Corp. of America	619,277	20,343,249
Duke Realty Corp.	1,087,211	19,743,752
Equity One Inc.[b]	203,225	4,794,078
Federal Realty Investment Trust	175,413	21,210,940
Highwoods Properties Inc.[b]	268,924	11,281,362
Home Properties Inc.	304,065	19,447,997
Hospitality Properties Trust	796,700	24,219,680
Kilroy Realty Corp.	236,421	14,724,300
LaSalle Hotel Properties	282,937	9,984,847
Liberty Property Trust[b]	401,087	15,213,230
Mack-Cali Realty Corp.[b]	472,552	10,150,417
Mid-America Apartment Communities Inc.	227,616	16,627,349
National Retail Properties Inc.[b]	655,425	24,375,256
Potlatch Corp.	104,304	4,318,185
Rayonier Inc.	390,629	13,886,861
Realty Income Corp.[b]	1,177,343	52,297,576
Regency Centers Corp.	270,436	15,057,876
Senior Housing Properties Trust	595,368	14,461,489
SL Green Realty Corp.	471,073	51,540,097
Taubman Centers Inc.	161,352	12,232,095
UDR Inc.[b]	775,980	22,216,307
Washington Prime Group Inc.[a]	434,028	8,133,685
Weingarten Realty Investors[b]	329,431	10,818,514

		535,735,957
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.70%
Jones Lang LaSalle Inc.	237,050	29,960,750

		29,960,750
ROAD & RAIL — 0.56%
Con-way Inc.	170,403	8,590,015
Landstar System Inc.	141,431	9,051,584
Werner Enterprises Inc.	242,945	6,440,472

		24,082,071

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.19%
Advanced Micro Devices Inc.[a,b]	1,831,920	$7,675,745
Atmel Corp.[a,b]	1,278,404	11,978,646
Cypress Semiconductor Corp.[a]	457,915	4,995,853
Fairchild Semiconductor International Inc.[a,b]	665,882	10,387,759
Integrated Device Technology Inc.[a]	267,107	4,129,474
International Rectifier Corp.[a]	379,856	10,597,982
Intersil Corp. Class A	686,380	10,261,381
RF Micro Devices Inc.[a,b]	1,523,872	14,613,933
Semtech Corp.[a]	176,396	4,612,755
Silicon Laboratories Inc.[a]	213,072	10,493,796
Skyworks Solutions Inc.	363,356	17,063,198
SunEdison Inc.[a,b]	406,779	9,193,205
Teradyne Inc.	1,033,802	20,262,519

		136,266,246
SOFTWARE — 2.13%
Cadence Design Systems Inc.[a,b]	509,494	8,911,050
Compuware Corp.	691,898	6,912,061
FactSet Research Systems Inc.	71,404	8,588,473
Fortinet Inc.[a]	445,275	11,189,761
MICROS Systems Inc.[a]	147,569	10,019,935
Rovi Corp.[a]	504,693	12,092,444
Solera Holdings Inc.	117,468	7,887,976
Synopsys Inc.[a]	461,242	17,905,415
TIBCO Software Inc.[a]	367,364	7,409,732

		90,916,847
SPECIALTY RETAIL — 5.82%
Aaron’s Inc.	384,703	13,710,815
Abercrombie & Fitch Co. Class A	387,459	16,757,602
Advance Auto Parts Inc.	159,174	21,475,756
American Eagle Outfitters Inc.[b]	911,849	10,230,946
ANN INC.[a]	249,605	10,268,750
Ascena Retail Group Inc.[a]	689,089	11,783,422
Cabela’s Inc.[a,b]	130,036	8,114,246
Chico’s FAS Inc.	457,877	7,765,594
CST Brands Inc.	402,749	13,894,840
Dick’s Sporting Goods Inc.	528,544	24,609,009
Foot Locker Inc.	775,429	39,329,759
Guess? Inc.	318,241	8,592,507
Murphy USA Inc.[a,b]	236,673	11,570,943
Office Depot Inc.[a,b]	1,479,520	8,418,469
Rent-A-Center Inc.	281,653	8,077,808
Signet Jewelers Ltd.	196,322	21,711,250
Williams-Sonoma Inc.	177,194	12,718,985

		249,030,701
THRIFTS & MORTGAGE FINANCE — 1.02%
Astoria Financial Corp.	451,375	6,070,994
New York Community Bancorp Inc.[b]	2,354,040	37,617,559

		43,688,553
TOBACCO — 0.14%
Universal Corp.	111,303	6,160,621

		6,160,621

352

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2014

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.13%
GATX Corp.	245,103	$16,407,195
MSC Industrial Direct Co. Inc. Class A	128,692	12,308,103
NOW Inc.[a,b]	297,305	10,765,414
Watsco Inc.	84,371	8,669,964

		48,150,676
WATER UTILITIES — 0.29%
Aqua America Inc.	481,052	12,613,183

		12,613,183
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Telephone & Data Systems Inc.	527,067	13,761,719

		13,761,719

TOTAL COMMON STOCKS
(Cost: $3,407,595,225)		4,270,481,993

SHORT-TERM INVESTMENTS — 7.10%

MONEY MARKET FUNDS — 7.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	281,578,596	281,578,596
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	17,310,857	17,310,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,660,734	4,660,734

		303,550,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $303,550,187)		303,550,187

TOTAL INVESTMENTS IN SECURITIES — 106.97%		4,574,032,180
(Cost: $3,711,145,412)
Other Assets, Less Liabilities — (6.97)%		(298,102,869)

NET ASSETS — 100.00%		$4,275,929,311

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

353

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.15%
AeroVironment Inc.[a,b]	65,489	$2,082,550
American Science and Engineering Inc.	23,080	1,606,137
GenCorp Inc.[a,b]	497,717	9,506,395
Moog Inc. Class Aa	231,661	16,885,770
Orbital Sciences Corp.[a]	232,706	6,876,462
Taser International Inc.[a,b]	459,929	6,117,056
Teledyne Technologies Inc.[a]	176,188	17,120,188

		60,194,558
AIR FREIGHT & LOGISTICS — 0.22%
Forward Air Corp.	127,874	6,118,771

		6,118,771
AIRLINES — 0.51%
Allegiant Travel Co.	120,762	14,222,141

		14,222,141
AUTO COMPONENTS — 0.94%
Dorman Products Inc.[a]	258,611	12,754,694
Drew Industries Inc.	189,598	9,481,796
Standard Motor Products Inc.	89,600	4,002,432

		26,238,922
AUTOMOBILES — 0.21%
Winnebago Industries Inc.[a,b]	232,581	5,856,390

		5,856,390
BEVERAGES — 0.60%
Boston Beer Co. Inc. (The) Class Aa,b	75,676	16,915,099

		16,915,099
BIOTECHNOLOGY — 1.32%
Acorda Therapeutics Inc.[a,b]	355,522	11,984,647
Emergent BioSolutions Inc.[a]	96,566	2,168,872
Ligand Pharmaceuticals Inc. Class Ba,b	176,928	11,020,845
Momenta Pharmaceuticals Inc.[a,b]	183,718	2,219,313
Repligen Corp.[a,b]	258,882	5,899,921
Spectrum Pharmaceuticals Inc.[a]	470,469	3,824,913

		37,118,511
BUILDING PRODUCTS — 0.90%
AAON Inc.	237,605	7,964,520
American Woodmark Corp.[a]	53,644	1,709,634
Apogee Enterprises Inc.	248,497	8,662,605
PGT Inc.[a]	271,850	2,302,570
Simpson Manufacturing Co. Inc.	129,883	4,722,546

		25,361,875

Security	Shares	Value

CAPITAL MARKETS — 2.96%
Evercore Partners Inc. Class A	297,456	$17,145,364
Financial Engines Inc.	439,166	19,885,436
Greenhill & Co. Inc.	122,479	6,032,091
HFF Inc. Class A	286,243	10,645,377
Investment Technology Group Inc.[a]	187,560	3,166,013
Stifel Financial Corp.[a,b]	280,629	13,287,783
Virtus Investment Partners Inc.[a]	60,238	12,755,397

		82,917,461
CHEMICALS — 2.22%
American Vanguard Corp.	213,659	2,824,572
Balchem Corp.	259,656	13,907,176
Calgon Carbon Corp.[a,b]	245,652	5,485,409
Flotek Industries Inc.[a,b]	404,062	12,994,634
FutureFuel Corp.	114,853	1,905,411
H.B. Fuller Co.	427,633	20,569,147
Quaker Chemical Corp.	59,878	4,598,032

		62,284,381
COMMERCIAL BANKS — 8.06%
Bank of the Ozarks Inc.	550,782	18,423,658
BBCN Bancorp Inc.	678,609	10,823,814
Boston Private Financial Holdings Inc.	683,039	9,180,044
Cardinal Financial Corp.	114,696	2,117,288
City Holding Co.	63,267	2,854,607
Columbia Banking System Inc.	309,860	8,152,417
Community Bank System Inc.	156,310	5,658,422
CVB Financial Corp.	394,319	6,320,934
First Bancorp (Puerto Rico)[a]	283,996	1,544,938
First Commonwealth Financial Corp.	441,668	4,072,179
First Financial Bankshares Inc.[b]	519,326	16,291,257
First Midwest Bancorp Inc.	642,564	10,942,865
Glacier Bancorp Inc.	635,676	18,040,485
Home Bancshares Inc.	405,928	13,322,557
MB Financial Inc.	470,686	12,732,056
National Penn Bancshares Inc.	389,814	4,124,232
Old National Bancorp	496,353	7,087,921
Pinnacle Financial Partners Inc.	285,421	11,268,421
PrivateBancorp Inc.	571,052	16,594,771
Taylor Capital Group Inc.[a]	82,225	1,757,970
Texas Capital Bancshares Inc.[a,b]	367,609	19,832,505
UMB Financial Corp.	157,762	10,000,533
United Community Banks Inc.	333,530	5,459,886
ViewPoint Financial Group	125,602	3,379,950
Wilshire Bancorp Inc.	581,386	5,970,834

		225,954,544
COMMERCIAL SERVICES & SUPPLIES — 1.58%
Brady Corp. Class A	133,763	3,995,501
G&K Services Inc. Class A	85,177	4,435,166
Healthcare Services Group Inc.	335,935	9,889,926
Interface Inc.	204,814	3,858,696
Mobile Mini Inc.	350,996	16,809,199
UniFirst Corp.	50,808	5,385,648

		44,374,136

354

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.04%
CalAmp Corp.[a,b]	288,414	$6,247,047
Harmonic Inc.[a]	809,269	6,037,147
Ixia[a,b]	251,021	2,869,170
Procera Networks Inc.[a,b]	74,083	747,497
ViaSat Inc.[a,b]	229,505	13,302,110

		29,202,971
COMPUTERS & PERIPHERALS — 0.66%
Electronics For Imaging Inc.[a]	397,654	17,973,961
Intevac Inc.[a]	72,695	582,287

		18,556,248
CONSTRUCTION & ENGINEERING — 0.43%
Comfort Systems USA Inc.	180,872	2,857,777
Dycom Industries Inc.[a,b]	289,825	9,074,421

		11,932,198
CONSTRUCTION MATERIALS — 0.43%
Headwaters Inc.[a]	326,127	4,529,904
Texas Industries Inc.[a,b]	80,644	7,448,280

		11,978,184
CONSUMER FINANCE — 1.96%
Encore Capital Group Inc.[a,b]	201,918	9,171,115
First Cash Financial Services Inc.[a,b]	247,158	14,233,829
Green Dot Corp. Class Aa,b	124,816	2,369,008
Portfolio Recovery Associates Inc.[a,b]	427,309	25,437,705
World Acceptance Corp.[a,b]	47,983	3,644,789

		54,856,446
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	98,676	1,982,401

		1,982,401
DISTRIBUTORS — 0.42%
Pool Corp.	207,116	11,714,481

		11,714,481
DIVERSIFIED CONSUMER SERVICES — 0.55%
American Public Education Inc.[a,b]	149,225	5,130,355
Capella Education Co.	93,422	5,081,223
ITT Educational Services Inc.[a,b]	84,617	1,412,258
Matthews International Corp. Class A	93,411	3,883,095

		15,506,931
DIVERSIFIED FINANCIAL SERVICES — 0.62%
MarketAxess Holdings Inc.	321,987	17,406,617

		17,406,617
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.34%
8x8 Inc.[a,b]	703,251	5,682,268

Security	Shares	Value

General Communication Inc. Class Aa	144,184	$1,597,559
Lumos Networks Corp.	153,767	2,225,008

		9,504,835
ELECTRICAL EQUIPMENT — 1.95%
AZZ Inc.	218,354	10,061,752
Encore Wire Corp.	108,246	5,308,384
EnerSys	400,503	27,550,601
Franklin Electric Co. Inc.	210,395	8,485,230
Powell Industries Inc.	40,551	2,651,225
Vicor Corp.[a]	78,707	659,565

		54,716,757
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.93%
Agilysys Inc.[a]	71,515	1,006,931
Badger Meter Inc.	58,075	3,057,649
Cognex Corp.[a]	704,195	27,041,088
Coherent Inc.[a]	119,211	7,888,192
CTS Corp.	173,223	3,239,270
Daktronics Inc.	327,745	3,906,720
DTS Inc.[a]	77,781	1,431,948
Electro Scientific Industries Inc.	65,654	447,104
Fabrinet[a]	71,029	1,463,197
FARO Technologies Inc.[a,b]	147,141	7,227,566
Littelfuse Inc.	99,930	9,288,493
Measurement Specialties Inc.[a]	129,258	11,125,236
Methode Electronics Inc.	307,532	11,750,798
MTS Systems Corp.	129,256	8,758,387
Newport Corp.[a]	146,936	2,718,316
OSI Systems Inc.[a]	72,032	4,808,136
Rogers Corp.[a]	75,825	5,030,989

		110,190,020
ENERGY EQUIPMENT & SERVICES — 2.26%
Basic Energy Services Inc.[a,b]	158,392	4,628,214
Bristow Group Inc.	130,630	10,531,391
C&J Energy Services Inc.[a,b]	392,616	13,262,568
ERA Group Inc.[a]	161,570	4,633,828
Geospace Technologies Corp.[a,b]	112,151	6,177,277
ION Geophysical Corp.[a,b]	438,673	1,851,200
Matrix Service Co.[a]	225,506	7,394,342
Newpark Resources Inc.[a,b]	724,405	9,026,086
Tesco Corp.	273,948	5,846,050

		63,350,956
FOOD & STAPLES RETAILING — 0.67%
Andersons Inc. (The)	126,745	6,537,507
Casey’s General Stores Inc.	174,102	12,237,630

		18,775,137
FOOD PRODUCTS — 1.37%
Annie’s Inc.[a,b]	63,666	2,153,184
B&G Foods Inc. Class A	229,024	7,486,794
Calavo Growers Inc.	51,946	1,757,333
Darling Ingredients Inc.[a,b]	913,152	19,084,877
Diamond Foods Inc.[a]	90,698	2,557,684
J&J Snack Foods Corp.	56,049	5,275,332

		38,315,204

355

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2014

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 4.98%
Abaxis Inc.	84,736	$3,754,652
ABIOMED Inc.[a,b]	303,388	7,627,174
Analogic Corp.	49,671	3,886,259
Anika Therapeutics Inc.[a,b]	100,978	4,678,311
Cantel Medical Corp.	286,127	10,477,971
CryoLife Inc.	214,997	1,924,223
Cyberonics Inc.[a,b]	206,165	12,877,066
Cynosure Inc. Class Aa	107,318	2,280,507
Greatbatch Inc.[a]	125,335	6,148,935
Haemonetics Corp.[a]	186,664	6,585,506
Integra LifeSciences Holdings Corp.[a,b]	83,242	3,917,368
Masimo Corp.[a]	440,771	10,402,196
Meridian Bioscience Inc.	191,639	3,955,429
Natus Medical Inc.[a]	247,000	6,209,580
Neogen Corp.[a]	313,015	12,667,717
NuVasive Inc.[a,b]	397,794	14,149,533
SurModics Inc.[a,b]	116,811	2,502,092
West Pharmaceutical Services Inc.	603,234	25,444,410

		139,488,929
HEALTH CARE PROVIDERS & SERVICES — 2.36%
Air Methods Corp.[a,b]	300,787	15,535,648
AmSurg Corp.[a,b]	241,692	11,013,904
Bio-Reference Laboratories Inc.[a]	91,182	2,755,520
CorVel Corp.[a]	96,492	4,359,509
Ensign Group Inc. (The)	111,558	3,467,223
Gentiva Health Services Inc.[a]	93,581	1,409,330
Hanger Inc.[a,b]	129,304	4,066,611
IPC The Hospitalist Co. Inc.[a,b]	146,274	6,468,236
Landauer Inc.	37,716	1,584,072
MWI Veterinary Supply Inc.[a,b]	109,778	15,587,378

		66,247,431
HEALTH CARE TECHNOLOGY — 1.36%
Computer Programs and Systems Inc.	49,379	3,140,505
HealthStream Inc.[a,b]	176,543	4,289,995
Medidata Solutions Inc.[a,b]	434,068	18,582,451
Omnicell Inc.[a]	312,517	8,972,363
Quality Systems Inc.	199,287	3,198,556

		38,183,870
HOTELS, RESTAURANTS & LEISURE — 4.87%
Bob Evans Farms Inc.	94,866	4,748,043
Boyd Gaming Corp.[a,b]	323,913	3,929,065
Buffalo Wild Wings Inc.[a,b]	161,337	26,735,154
Cracker Barrel Old Country Store Inc.	107,780	10,731,655
DineEquity Inc.	54,206	4,308,835
Interval Leisure Group Inc.	187,081	4,104,557
Jack in the Box Inc.	181,155	10,840,315
Monarch Casino & Resort Inc.[a]	84,702	1,282,388
Multimedia Games Holding Co. Inc.[a,b]	252,828	7,493,822
Papa John’s International Inc.	260,684	11,050,395
Pinnacle Entertainment Inc.[a,b]	485,000	12,212,300
Red Robin Gourmet Burgers Inc.[a,b]	111,030	7,905,336
Ruth’s Hospitality Group Inc.	307,673	3,799,762

Security	Shares	Value

Scientific Games Corp. Class Aa,b	410,187	$4,561,279
Sonic Corp.[a]	431,507	9,527,675
Texas Roadhouse Inc.	505,810	13,151,060

		136,381,641
HOUSEHOLD DURABLES — 1.47%
Helen of Troy Ltd.[a]	139,983	8,487,169
iRobot Corp.[a,b]	143,477	5,875,383
La-Z-Boy Inc.	446,810	10,352,588
Ryland Group Inc. (The)	248,327	9,794,017
Universal Electronics Inc.[a,b]	135,867	6,641,179

		41,150,336
HOUSEHOLD PRODUCTS — 0.32%
WD-40 Co.	120,199	9,041,369

		9,041,369
INSURANCE — 1.04%
Amerisafe Inc.	110,031	4,474,961
eHealth Inc.[a,b]	162,432	6,167,543
Employers Holdings Inc.	267,905	5,674,228
HCI Group Inc.	85,492	3,470,975
RLI Corp.	149,755	6,855,784
Universal Insurance Holdings Inc.	187,087	2,426,518

		29,070,009
INTERNET & CATALOG RETAIL — 0.17%
Blue Nile Inc.[a,b]	59,609	1,669,052
NutriSystem Inc.	132,607	2,268,906
PetMed Express Inc.	67,571	910,857

		4,848,815
INTERNET SOFTWARE & SERVICES — 3.89%
Blucora Inc.[a,b]	360,799	6,808,277
comScore Inc.[a]	275,176	9,763,244
Dealertrack Technologies Inc.[a,b]	375,034	17,004,041
Dice Holdings Inc.[a,b]	194,078	1,476,934
Digital River Inc.[a]	98,867	1,525,518
j2 Global Inc.[b]	381,565	19,406,396
LivePerson Inc.[a]	189,656	1,925,008
LogMeIn Inc.[a]	194,856	9,084,187
NIC Inc.	512,247	8,119,115
OpenTable Inc.[a]	200,752	20,797,907
Perficient Inc.[a]	295,089	5,745,383
QuinStreet Inc.[a]	78,953	435,031
Stamps.com Inc.[a]	125,752	4,236,585
XO Group Inc.[a]	211,545	2,585,080

		108,912,706
IT SERVICES — 2.80%
Cardtronics Inc.[a,b]	379,719	12,940,824
CSG Systems International Inc.	180,489	4,712,568
ExlService Holdings Inc.[a]	120,706	3,554,792
Forrester Research Inc.	56,966	2,157,872
Heartland Payment Systems Inc.	165,226	6,808,963
Higher One Holdings Inc.[a]	105,878	403,395
iGATE Corp.[a]	251,039	9,135,309

356

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2014

Security	Shares	Value

MAXIMUS Inc.	577,858	$24,859,451
Sykes Enterprises Inc.[a]	173,602	3,772,371
TeleTech Holdings Inc.[a,b]	72,789	2,110,153
Virtusa Corp.[a]	222,102	7,951,252

		78,406,950
LEISURE EQUIPMENT & PRODUCTS — 0.50%
Arctic Cat Inc.	110,135	4,341,522
Sturm, Ruger & Co. Inc.[b]	165,620	9,773,236

		14,114,758
LIFE SCIENCES TOOLS & SERVICES — 1.01%
Affymetrix Inc.[a,b]	296,346	2,640,443
Albany Molecular Research Inc.[a]	126,153	2,538,198
Cambrex Corp.[a]	261,473	5,412,491
Luminex Corp.[a,b]	165,303	2,834,946
PAREXEL International Corp.[a,b]	281,597	14,879,586

		28,305,664
MACHINERY — 3.75%
Actuant Corp. Class A	218,272	7,545,663
Albany International Corp. Class A	96,692	3,670,428
Barnes Group Inc.	233,510	8,999,476
CIRCOR International Inc.	150,761	11,628,196
EnPro Industries Inc.[a]	73,713	5,392,843
Federal Signal Corp.	536,835	7,864,633
Hillenbrand Inc.	536,121	17,488,267
John Bean Technologies Corp.	135,661	4,204,134
Lindsay Corp.[b]	51,599	4,358,568
Lydall Inc.[a]	78,033	2,135,763
Tennant Co.	100,660	7,682,371
Toro Co. (The)	280,381	17,832,232
Watts Water Technologies Inc. Class A	99,732	6,156,456

		104,959,030
MEDIA — 0.20%
E.W. Scripps Co. (The) Class Aa,b	258,688	5,473,838

		5,473,838
METALS & MINING — 1.81%
AK Steel Holding Corp.[a,b]	409,223	3,257,415
Globe Specialty Metals Inc.	249,331	5,181,098
RTI International Metals Inc.[a,b]	162,522	4,321,460
Stillwater Mining Co.[a,b]	378,463	6,642,026
SunCoke Energy Inc.[a]	280,013	6,020,280
US Silica Holdings Inc.	458,876	25,440,085

		50,862,364
MULTILINE RETAIL — 0.09%
Tuesday Morning Corp.[a,b]	138,180	2,462,368

		2,462,368
OIL, GAS & CONSUMABLE FUELS — 2.74%
Carrizo Oil & Gas Inc.[a]	353,355	24,473,367
Forest Oil Corp.[a,b]	412,875	941,355
Northern Oil and Gas Inc.[a,b]	479,459	7,810,387

Security	Shares	Value

PDC Energy Inc.[a,b]	143,625	$9,069,919
Penn Virginia Corp.[a]	231,416	3,922,501
PetroQuest Energy Inc.[a]	152,876	1,149,628
Stone Energy Corp.[a]	473,017	22,132,465
Synergy Resources Corp.[a]	546,794	7,245,021

		76,744,643
PAPER & FOREST PRODUCTS — 1.07%
Deltic Timber Corp.	40,410	2,441,572
KapStone Paper and Packaging Corp.[a]	687,469	22,775,848
Schweitzer-Mauduit International Inc.	106,650	4,656,339

		29,873,759
PERSONAL PRODUCTS — 0.15%
Inter Parfums Inc.	145,305	4,293,763

		4,293,763
PHARMACEUTICALS — 3.91%
Akorn Inc.[a,b]	612,095	20,352,159
Lannett Co. Inc.[a,b]	239,887	11,903,193
Medicines Co. (The)[a,b]	554,974	16,127,544
Prestige Brands Holdings Inc.[a]	442,317	14,990,123
Questcor Pharmaceuticals Inc.[b]	478,814	44,285,507
Sagent Pharmaceuticals Inc.[a]	71,067	1,837,793

		109,496,319
PROFESSIONAL SERVICES — 1.35%
Exponent Inc.	68,251	5,058,082
Navigant Consulting Inc.[a]	247,625	4,321,056
On Assignment Inc.[a]	398,836	14,186,596
TrueBlue Inc.[a]	228,486	6,299,359
WageWorks Inc.[a]	162,389	7,828,774

		37,693,867
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.30%
Acadia Realty Trust[b]	166,583	4,679,317
American Assets Trust Inc.	146,226	5,052,108
Associated Estates Realty Corp.	163,104	2,939,134
CareTrust REIT Inc.[a]	168,889	3,344,002
Chesapeake Lodging Trust	122,752	3,710,793
CoreSite Realty Corp.	184,649	6,106,342
DiamondRock Hospitality Co.[b]	835,248	10,707,879
EastGroup Properties Inc.[b]	120,253	7,723,850
Inland Real Estate Corp.[b]	493,819	5,249,296
Lexington Realty Trust[b]	577,590	6,359,266
LTC Properties Inc.	112,981	4,410,778
Medical Properties Trust Inc.	986,289	13,058,466
Parkway Properties Inc.	246,953	5,099,580
Post Properties Inc.	167,007	8,928,194
PS Business Parks Inc.	87,834	7,333,261
Retail Opportunity Investments Corp.	745,830	11,731,906
Sabra Healthcare REIT Inc.	403,476	11,583,796
Saul Centers Inc.[b]	53,678	2,608,751
Sovran Self Storage Inc.	120,919	9,340,993
Tanger Factory Outlet Centers Inc.	409,095	14,306,052
Universal Health Realty Income Trust	61,219	2,661,802
Urstadt Biddle Properties Inc. Class A	75,167	1,569,487

		148,505,053

357

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.20%
Forestar Group Inc.[a]	297,722	$5,683,513

		5,683,513
ROAD & RAIL — 0.97%
ArcBest Corp.	106,418	4,630,247
Heartland Express Inc.	209,183	4,463,965
Knight Transportation Inc.	207,035	4,921,222
Roadrunner Transportation Systems Inc.[a]	140,785	3,956,059
Saia Inc.[a]	210,546	9,249,286

		27,220,779
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.74%
Advanced Energy Industries Inc.[a]	322,919	6,216,191
Cabot Microelectronics Corp.[a]	84,510	3,773,372
CEVA Inc.[a,b]	58,478	863,720
Cirrus Logic Inc.[a,b]	217,264	4,940,583
DSP Group Inc.[a]	82,005	696,222
Entropic Communications Inc.[a,b]	265,644	884,595
Exar Corp.[a]	209,988	2,372,864
GT Advanced Technologies Inc.[a,b]	652,034	12,127,832
Hittite Microwave Corp.	112,490	8,768,596
Kopin Corp.[a]	172,421	562,092
Microsemi Corp.[a,b]	486,419	13,016,572
Monolithic Power Systems Inc.	158,975	6,732,591
Nanometrics Inc.[a]	71,018	1,296,079
Power Integrations Inc.	158,414	9,115,142
Synaptics Inc.[a]	307,480	27,869,987
Tessera Technologies Inc.	168,508	3,720,657
Ultratech Inc.[a,b]	81,140	1,799,685

		104,756,780
SOFTWARE — 4.40%
Blackbaud Inc.	394,045	14,083,168
Bottomline Technologies Inc.[a,b]	157,372	4,708,570
EPIQ Systems Inc.	186,795	2,624,470
Interactive Intelligence Group Inc.[a]	138,641	7,781,919
Manhattan Associates Inc.[a]	646,938	22,274,075
MicroStrategy Inc. Class Aa,b	77,181	10,853,192
Monotype Imaging Holdings Inc.	337,422	9,505,178
NetScout Systems Inc.[a,b]	151,447	6,715,160
Progress Software Corp.[a,b]	192,999	4,639,696
Synchronoss Technologies Inc.[a,b]	263,656	9,217,414
Take-Two Interactive Software Inc.[a]	288,995	6,427,249
Tangoe Inc.[a,b]	121,748	1,833,525
Tyler Technologies Inc.[a,b]	247,954	22,615,885

		123,279,501
SPECIALTY RETAIL — 3.28%
Buckle Inc. (The)[b]	95,841	4,251,507
Francesca’s Holdings Corp.[a,b]	360,454	5,313,092
Haverty Furniture Companies Inc.	82,184	2,065,284
Hibbett Sports Inc.[a,b]	113,692	6,158,696
Kirkland’s Inc.[a,b]	128,021	2,374,789
Lithia Motors Inc. Class A	193,974	18,247,134

Security	Shares	Value

Lumber Liquidators Holdings Inc.[a,b]	234,133	$17,782,401
MarineMax Inc.[a,b]	211,835	3,546,118
Men’s Wearhouse Inc. (The)	190,616	10,636,373
Monro Muffler Brake Inc.	161,005	8,563,856
Outerwall Inc.[a,b]	114,859	6,816,882
Select Comfort Corp.[a,b]	162,239	3,351,858
Zumiez Inc.[a,b]	105,302	2,905,282

		92,013,272
TEXTILES, APPAREL & LUXURY GOODS — 2.70%
G-III Apparel Group Ltd.[a]	82,313	6,721,680
Iconix Brand Group Inc.[a,b]	415,630	17,847,152
Movado Group Inc.	153,376	6,391,178
Oxford Industries Inc.	77,887	5,192,726
Steven Madden Ltd.[a,b]	491,901	16,872,204
Wolverine World Wide Inc.	865,749	22,561,419

		75,586,359
THRIFTS & MORTGAGE FINANCE — 0.58%
Bank Mutual Corp.	227,970	1,322,226
BofI Holding Inc.[a,b]	105,451	7,747,485
Oritani Financial Corp.	335,989	5,170,871
TrustCo Bank Corp. NY	297,843	1,989,591

		16,230,173
TRADING COMPANIES & DISTRIBUTORS — 0.36%
Aceto Corp.	184,689	3,350,258
DXP Enterprises Inc.[a,b]	90,649	6,847,626

		10,197,884
WATER UTILITIES — 0.16%
American States Water Co.	135,771	4,511,670

		4,511,670
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
NTELOS Holdings Corp.[b]	50,476	628,931

		628,931

TOTAL COMMON STOCKS
(Cost: $2,365,382,970)		2,800,172,519

SHORT-TERM INVESTMENTS — 13.95%

MONEY MARKET FUNDS — 13.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	367,029,337	367,029,337
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	22,564,189	22,564,189

358

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,527,531	$1,527,531

		391,121,057

TOTAL SHORT-TERM INVESTMENTS
(Cost: $391,121,057)		391,121,057

TOTAL INVESTMENTS IN SECURITIES — 113.87%
(Cost: $2,756,504,027)		3,191,293,576
Other Assets, Less Liabilities — (13.87)%		(388,797,453)

NET ASSETS — 100.00%		$2,802,496,123

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

359

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.99%
AAR Corp.	348,337	$9,600,168
AeroVironment Inc.[a,b]	106,903	3,399,515
American Science and Engineering Inc.	45,799	3,187,153
Cubic Corp.	183,866	8,183,876
Curtiss-Wright Corp.	424,581	27,835,530
Engility Holdings Inc.[a]	154,992	5,929,994
Moog Inc. Class Aa,b	153,007	11,152,680
National Presto Industries Inc.	43,442	3,164,315
Orbital Sciences Corp.[a]	294,098	8,690,596
Teledyne Technologies Inc.[a]	148,823	14,461,131

		95,604,958
AIR FREIGHT & LOGISTICS — 1.22%
Atlas Air Worldwide Holdings Inc.[a,b]	222,749	8,208,301
Forward Air Corp.	143,213	6,852,742
Hub Group Inc. Class Aa,b	306,837	15,464,585
UTi Worldwide Inc.	809,356	8,368,741

		38,894,369
AIRLINES — 0.17%
SkyWest Inc.	450,952	5,510,633

		5,510,633
AUTO COMPONENTS — 0.25%
Standard Motor Products Inc.	89,134	3,981,616
Superior Industries International Inc.	202,701	4,179,694

		8,161,310
BIOTECHNOLOGY — 0.20%
Emergent BioSolutions Inc.[a,b]	161,768	3,633,309
Momenta Pharmaceuticals Inc.[a]	220,399	2,662,420

		6,295,729
BUILDING PRODUCTS — 1.03%
American Woodmark Corp.[a]	51,100	1,628,557
Gibraltar Industries Inc.[a,b]	254,934	3,954,026
Griffon Corp.	385,852	4,784,565
Quanex Building Products Corp.	330,043	5,897,868
Simpson Manufacturing Co. Inc.	228,321	8,301,752
Universal Forest Products Inc.	176,996	8,543,597

		33,110,365
CAPITAL MARKETS — 1.12%
Calamos Asset Management Inc. Class A	168,900	2,261,571
FXCM Inc. Class A	336,697	5,036,987
Greenhill & Co. Inc.	107,675	5,302,994
Investment Technology Group Inc.[a]	125,025	2,110,422
Piper Jaffray Companies Inc.[a]	143,635	7,435,984
Stifel Financial Corp.[a,b]	247,201	11,704,967
SWS Group Inc.[a]	256,478	1,867,160

		35,720,085

Security	Shares	Value

CHEMICALS — 2.81%
A. Schulman Inc.	257,699	$9,972,951
Calgon Carbon Corp.[a,b]	215,543	4,813,075
FutureFuel Corp.	80,434	1,334,400
Hawkins Inc.	83,773	3,111,329
Innophos Holdings Inc.	193,487	11,139,047
Intrepid Potash Inc.[a]	490,058	8,213,372
Koppers Holdings Inc.	180,538	6,905,579
Kraton Performance Polymers Inc.[a,b]	289,347	6,478,479
LSB Industries Inc.[a,b]	169,291	7,054,356
OM Group Inc.	283,425	9,191,473
Quaker Chemical Corp.	54,936	4,218,536
Stepan Co.	167,771	8,868,375
Tredegar Corp.	221,630	5,188,358
Zep Inc.	202,371	3,573,872

		90,063,202
COMMERCIAL BANKS — 6.16%
Banner Corp.	172,421	6,833,044
Cardinal Financial Corp.	163,279	3,014,130
City Holding Co.	73,106	3,298,543
Columbia Banking System Inc.	143,951	3,787,351
Community Bank System Inc.	196,973	7,130,423
CVB Financial Corp.	424,222	6,800,279
F.N.B. Corp.	1,466,084	18,795,197
First Bancorp (Puerto Rico)[a]	593,945	3,231,061
First Commonwealth Financial Corp.	372,646	3,435,796
First Financial Bancorp	509,444	8,767,531
Hanmi Financial Corp.[b]	280,681	5,916,756
Independent Bank Corp. (Massachusetts)	210,985	8,097,604
National Penn Bancshares Inc.	578,049	6,115,758
NBT Bancorp Inc.	385,927	9,269,967
Old National Bancorp	418,289	5,973,167
S&T Bancorp Inc.	262,846	6,531,723
Simmons First National Corp. Class A	143,632	5,657,664
Sterling Bancorp	693,650	8,323,800
Susquehanna Bancshares Inc.	1,653,372	17,459,608
Taylor Capital Group Inc.[a]	50,916	1,088,584
Tompkins Financial Corp.	104,932	5,055,624
UMB Financial Corp.	169,646	10,753,860
United Bankshares Inc.	552,191	17,852,335
ViewPoint Financial Group	186,547	5,019,980
Wintrust Financial Corp.	410,110	18,865,060

		197,074,845
COMMERCIAL SERVICES & SUPPLIES — 2.94%
ABM Industries Inc.	459,768	12,404,541
Brady Corp. Class A	268,366	8,016,092
Brink’s Co. (The)	426,903	12,047,203
G&K Services Inc. Class A	88,151	4,590,022
Healthcare Services Group Inc.	272,579	8,024,726
Interface Inc.	303,348	5,715,076
Tetra Tech Inc.	572,432	15,741,880
UniFirst Corp.	82,046	8,696,876
United Stationers Inc.	347,112	14,394,735
Viad Corp.	180,136	4,294,442

		93,925,593

360

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2014

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.20%
Bel Fuse Inc. Class B	88,155	$2,262,939
Black Box Corp.	137,332	3,219,062
Comtech Telecommunications Corp.	141,573	5,284,920
Digi International Inc.[a,b]	223,962	2,109,722
Ixia[a,b]	239,881	2,741,840
NETGEAR Inc.[a,b]	321,791	11,188,673
Oplink Communications Inc.[a,b]	151,882	2,577,438
Procera Networks Inc.[a,b]	106,499	1,074,575
ViaSat Inc.[a,b]	139,368	8,077,769

		38,536,938
COMPUTERS & PERIPHERALS — 0.51%
Intevac Inc.[a]	138,246	1,107,350
QLogic Corp.[a]	768,007	7,749,191
Super Micro Computer Inc.[a,b]	301,503	7,618,981

		16,475,522
CONSTRUCTION & ENGINEERING — 1.22%
Aegion Corp.[a,b]	335,547	7,808,179
Comfort Systems USA Inc.	145,902	2,305,251
EMCOR Group Inc.	592,811	26,397,874
Orion Marine Group Inc.[a]	241,847	2,619,203

		39,130,507
CONSTRUCTION MATERIALS — 0.44%
Headwaters Inc.[a,b]	311,436	4,325,846
Texas Industries Inc.[a,b]	105,844	9,775,752

		14,101,598
CONSUMER FINANCE — 0.69%
Cash America International Inc.	247,906	11,014,464
EZCORP Inc. Class A NVS[a,b]	480,699	5,552,073
Green Dot Corp. Class Aa	145,847	2,768,176
World Acceptance Corp.[a,b]	36,121	2,743,751

		22,078,464
CONTAINERS & PACKAGING — 0.08%
Myers Industries Inc.	128,901	2,589,621

		2,589,621
DISTRIBUTORS — 0.37%
Pool Corp.	182,170	10,303,535
VOXX International Corp.[a]	173,500	1,632,635

		11,936,170
DIVERSIFIED CONSUMER SERVICES — 0.70%
Career Education Corp.[a]	512,811	2,399,955
ITT Educational Services Inc.[a,b]	74,122	1,237,096
Matthews International Corp. Class A	144,743	6,016,967
Regis Corp.	385,981	5,434,612
Strayer Education Inc.[a]	95,974	5,039,595
Universal Technical Institute Inc.	188,061	2,283,061

		22,411,286

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.31%
Interactive Brokers Group Inc. Class A	423,528	$9,863,967

		9,863,967
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.51%
Atlantic Tele-Network Inc.	88,484	5,132,072
Cbeyond Inc.[a]	257,082	2,557,966
Cincinnati Bell Inc.[a]	1,844,745	7,249,848
General Communication Inc. Class Aa,b	129,854	1,438,782

		16,378,668
ELECTRIC UTILITIES — 2.29%
ALLETE Inc.	339,669	17,442,003
El Paso Electric Co.	356,604	14,339,047
UIL Holdings Corp.[b]	498,154	19,283,541
UNS Energy Corp.	367,449	22,197,594

		73,262,185
ELECTRICAL EQUIPMENT — 0.69%
Encore Wire Corp.	52,911	2,594,755
Franklin Electric Co. Inc.	127,205	5,130,178
General Cable Corp.	429,061	11,009,705
Powell Industries Inc.	40,081	2,620,496
Vicor Corp.[a,b]	81,292	681,227

		22,036,361
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.53%
Agilysys Inc.[a]	52,199	734,962
Anixter International Inc.	236,031	23,619,622
Badger Meter Inc.	67,580	3,558,087
Benchmark Electronics Inc.[a,b]	475,903	12,126,008
Checkpoint Systems Inc.[a,b]	367,899	5,146,907
Coherent Inc.[a]	96,882	6,410,682
CTS Corp.	118,966	2,224,664
DTS Inc.[a,b]	70,166	1,291,756
Electro Scientific Industries Inc.	156,646	1,066,759
Fabrinet[a]	187,041	3,853,045
II-VI Inc.[a,b]	475,626	6,877,552
Insight Enterprises Inc.[a]	360,996	11,097,017
Littelfuse Inc.	95,095	8,839,080
Mercury Systems Inc.[a]	291,836	3,309,420
Newport Corp.[a]	200,026	3,700,481
OSI Systems Inc.[a,b]	91,114	6,081,860
Park Electrochemical Corp.	183,709	5,182,431
Plexus Corp.[a]	298,949	12,941,502
Rofin-Sinar Technologies Inc.[a,b]	246,422	5,923,985
Rogers Corp.[a]	81,578	5,412,700
Sanmina Corp.[a,b]	725,415	16,524,954
ScanSource Inc.[a]	251,656	9,583,061
SYNNEX Corp.[a]	241,186	17,570,400
TTM Technologies Inc.[a,b]	483,740	3,966,668

		177,043,603
ENERGY EQUIPMENT & SERVICES — 2.90%
Basic Energy Services Inc.[a,b]	145,207	4,242,948
Bristow Group Inc.	178,755	14,411,228
Exterran Holdings Inc.	522,772	23,519,512

361

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2014

Security	Shares	Value

Gulf Island Fabrication Inc.	109,157	$2,349,059
Hornbeck Offshore Services Inc.[a,b]	287,545	13,491,611
ION Geophysical Corp.[a,b]	675,972	2,852,602
Pioneer Energy Services Corp.[a]	553,768	9,713,091
SEACOR Holdings Inc.[a,b]	169,011	13,901,155
TETRA Technologies Inc.[a,b]	697,145	8,212,368

		92,693,574
FOOD & STAPLES RETAILING — 0.74%
Andersons Inc. (The)	103,279	5,327,131
Casey’s General Stores Inc.	159,408	11,204,788
SpartanNash Co.	333,100	6,998,431

		23,530,350
FOOD PRODUCTS — 3.11%
Annie’s Inc.[a]	83,926	2,838,377
B&G Foods Inc. Class A	236,009	7,715,134
Cal-Maine Foods Inc.	132,295	9,832,164
Calavo Growers Inc.	68,903	2,330,988
Darling Ingredients Inc.[a,b]	507,720	10,611,348
Diamond Foods Inc.[a]	100,875	2,844,675
J&J Snack Foods Corp.	70,846	6,668,026
Sanderson Farms Inc.	178,909	17,389,955
Seneca Foods Corp. Class Aa	62,688	1,918,253
Snyders-Lance Inc.	433,167	11,461,599
TreeHouse Foods Inc.[a,b]	324,056	25,947,164

		99,557,683
GAS UTILITIES — 3.60%
Laclede Group Inc. (The)	368,218	17,876,984
New Jersey Resources Corp.	371,278	21,222,251
Northwest Natural Gas Co.	239,541	11,294,358
Piedmont Natural Gas Co.	688,600	25,760,526
South Jersey Industries Inc.	290,613	17,555,931
Southwest Gas Corp.	409,755	21,630,966

		115,341,016
HEALTH CARE EQUIPMENT & SUPPLIES — 2.01%
Abaxis Inc.	98,771	4,376,543
Analogic Corp.	57,848	4,526,028
CONMED Corp.	240,074	10,599,267
Cynosure Inc. Class Aa	60,707	1,290,024
Greatbatch Inc.[a]	90,032	4,416,970
Haemonetics Corp.[a]	266,448	9,400,285
ICU Medical Inc.[a,b]	119,505	7,267,099
Integra LifeSciences Holdings Corp.[a,b]	123,874	5,829,510
Invacare Corp.	255,562	4,694,674
Meridian Bioscience Inc.[b]	168,068	3,468,924
Merit Medical Systems Inc.[a,b]	360,144	5,438,174
Symmetry Medical Inc.[a,b]	330,643	2,929,497

		64,236,995
HEALTH CARE PROVIDERS & SERVICES — 4.42%
Almost Family Inc.[a]	74,396	1,642,664
Amedisys Inc.[a,b]	290,120	4,856,609
AMN Healthcare Services Inc.[a,b]	409,038	5,031,167
AmSurg Corp.[a]	112,569	5,129,769
Bio-Reference Laboratories Inc.[a,b]	124,582	3,764,868

Security	Shares	Value

Centene Corp.[a,b]	508,074	$38,415,475
Chemed Corp.[b]	154,568	14,486,113
Cross Country Healthcare Inc.[a]	239,059	1,558,665
Ensign Group Inc. (The)	59,929	1,862,593
Gentiva Health Services Inc.[a]	159,669	2,404,615
Hanger Inc.[a,b]	177,220	5,573,569
Healthways Inc.[a,b]	311,263	5,459,553
Kindred Healthcare Inc.	562,186	12,986,497
Landauer Inc.	45,679	1,918,518
LHC Group Inc.[a,b]	109,237	2,334,395
Magellan Health Inc.[a]	242,867	15,116,042
Molina Healthcare Inc.[a,b]	253,237	11,301,967
PharMerica Corp.[a]	264,775	7,569,917

		141,412,996
HEALTH CARE TECHNOLOGY — 0.17%
Computer Programs and Systems Inc.	41,630	2,647,668
Quality Systems Inc.	182,969	2,936,652

		5,584,320
HOTELS, RESTAURANTS & LEISURE — 2.36%
Biglari Holdings Inc.[a]	12,928	5,468,156
BJ’s Restaurants Inc.[a,b]	220,387	7,693,710
Bob Evans Farms Inc.	119,742	5,993,087
Boyd Gaming Corp.[a,b]	334,768	4,060,736
Cracker Barrel Old Country Store Inc.	98,567	9,814,316
DineEquity Inc.	87,312	6,940,431
Interval Leisure Group Inc.	157,757	3,461,189
Jack in the Box Inc.	166,029	9,935,175
Marcus Corp. (The)	159,316	2,907,517
Marriott Vacations Worldwide Corp.[a]	261,031	15,304,248
Ruby Tuesday Inc.[a,b]	510,120	3,871,811

		75,450,376
HOUSEHOLD DURABLES — 1.64%
Ethan Allen Interiors Inc.	230,119	5,693,144
Helen of Troy Ltd.[a,b]	92,765	5,624,342
iRobot Corp.[a,b]	111,907	4,582,592
M/I Homes Inc.[a,b]	216,589	5,256,615
Meritage Homes Corp.[a]	324,419	13,693,726
Ryland Group Inc. (The)	157,557	6,214,048
Standard-Pacific Corp.[a,b]	1,328,594	11,425,908

		52,490,375
HOUSEHOLD PRODUCTS — 0.11%
Central Garden & Pet Co. Class Aa,b	378,539	3,482,559

		3,482,559
INSURANCE — 2.80%
Amerisafe Inc.	50,917	2,070,795
Horace Mann Educators Corp.	359,555	11,243,285
Infinity Property and Casualty Corp.	101,662	6,834,736
Meadowbrook Insurance Group Inc.	411,033	2,955,327
Navigators Group Inc. (The)[a]	93,987	6,301,828
ProAssurance Corp.	523,146	23,227,683
RLI Corp.	148,931	6,818,061
Safety Insurance Group Inc.	112,911	5,801,367
Selective Insurance Group Inc.	495,572	12,250,540

362

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2014

Security	Shares	Value

Stewart Information Services Corp.	185,032	$5,737,842
United Fire Group Inc.	190,660	5,590,151
Universal Insurance Holdings Inc.	63,986	829,899

		89,661,514
INTERNET & CATALOG RETAIL — 0.32%
Blue Nile Inc.[a,b]	46,238	1,294,664
FTD Companies Inc.[a,b]	167,028	5,309,820
NutriSystem Inc.	117,412	2,008,920
PetMed Express Inc.	109,586	1,477,219

		10,090,623
INTERNET SOFTWARE & SERVICES — 0.48%
Dice Holdings Inc.[a,b]	128,088	974,750
Digital River Inc.[a]	143,056	2,207,354
Liquidity Services Inc.[a,b]	228,117	3,595,124
LivePerson Inc.[a]	240,399	2,440,050
Monster Worldwide Inc.[a,b]	801,891	5,244,367
QuinStreet Inc.[a]	171,002	942,221

		15,403,866
IT SERVICES — 1.43%
CACI International Inc. Class Aa,b	207,065	14,538,034
CIBER Inc.[a]	611,318	3,019,911
CSG Systems International Inc.	114,062	2,978,159
ExlService Holdings Inc.[a]	146,544	4,315,721
Forrester Research Inc.	47,835	1,811,990
Heartland Payment Systems Inc.	145,522	5,996,961
Higher One Holdings Inc.[a]	184,600	703,326
ManTech International Corp. Class A	210,295	6,207,908
Sykes Enterprises Inc.[a]	166,074	3,608,788
TeleTech Holdings Inc.[a,b]	90,672	2,628,581

		45,809,379
LEISURE EQUIPMENT & PRODUCTS — 0.18%
Callaway Golf Co.	682,724	5,680,264

		5,680,264
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Affymetrix Inc.[a,b]	332,139	2,959,358
Albany Molecular Research Inc.[a]	39,117	787,034
Luminex Corp.[a,b]	164,540	2,821,861
PAREXEL International Corp.[a,b]	210,909	11,144,432

		17,712,685
MACHINERY — 3.96%
Actuant Corp. Class A	400,552	13,847,083
Albany International Corp. Class A	150,262	5,703,946
Astec Industries Inc.	165,679	7,269,994
Barnes Group Inc.	174,979	6,743,691
Briggs & Stratton Corp.[b]	411,499	8,419,270
EnPro Industries Inc.[a]	123,994	9,071,401
ESCO Technologies Inc.	233,793	8,098,589
John Bean Technologies Corp.	101,019	3,130,579
Lindsay Corp.[b]	59,950	5,063,976
Lydall Inc.[a]	68,797	1,882,974
Mueller Industries Inc.	499,576	14,692,530

Security	Shares	Value

Standex International Corp.	112,623	$8,388,161
Tennant Co.	58,257	4,446,174
Titan International Inc.[b]	473,293	7,960,788
Toro Co. (The)	200,858	12,774,569
Watts Water Technologies Inc. Class A	148,462	9,164,559

		126,658,284
MARINE — 0.32%
Matson Inc.	379,101	10,175,071

		10,175,071
MEDIA — 0.39%
Harte-Hanks Inc.	388,205	2,791,194
Scholastic Corp.	230,215	7,848,030
Sizmek Inc.[a,b]	202,408	1,928,948

		12,568,172
METALS & MINING — 2.16%
A.M. Castle & Co.[a,b]	150,367	1,660,052
AK Steel Holding Corp.[a,b]	784,030	6,240,879
Century Aluminum Co.[a,b]	453,339	7,108,355
Gerber Scientific Inc. Escrow[a,c]	177,368	1,774
Globe Specialty Metals Inc.	302,619	6,288,423
Haynes International Inc.	109,235	6,181,609
Kaiser Aluminum Corp.	158,973	11,584,362
Materion Corp.	181,137	6,700,257
Olympic Steel Inc.	80,788	1,999,503
RTI International Metals Inc.[a,b]	102,935	2,737,042
Stillwater Mining Co.[a,b]	665,527	11,679,999
SunCoke Energy Inc.[a]	325,573	6,999,819

		69,182,074
MULTI-UTILITIES — 1.12%
Avista Corp.	530,211	17,772,673
NorthWestern Corp.	344,866	17,998,556

		35,771,229
MULTILINE RETAIL — 0.25%
Fred’s Inc. Class A	301,579	4,611,143
Tuesday Morning Corp.[a,b]	187,872	3,347,879

		7,959,022
OIL, GAS & CONSUMABLE FUELS — 2.30%
Approach Resources Inc.[a,b]	312,210	7,096,533
Arch Coal Inc.[b]	1,872,835	6,835,848
Cloud Peak Energy Inc.[a,b]	538,127	9,912,299
Comstock Resources Inc.	392,124	11,308,856
Contango Oil & Gas Co.[a]	136,762	5,786,400
Forest Oil Corp.[a]	637,989	1,454,615
Green Plains Inc.	276,990	9,104,661
PDC Energy Inc.[a]	167,532	10,579,646
Penn Virginia Corp.[a]	230,190	3,901,721
PetroQuest Energy Inc.[a,b]	356,071	2,677,654
Swift Energy Co.[a,b]	386,680	5,019,107

		73,677,340

363

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 1.63%
Boise Cascade Co.[a]	278,352	$7,972,001
Clearwater Paper Corp.[a]	180,083	11,114,723
Deltic Timber Corp.	57,386	3,467,262
Neenah Paper Inc.	146,201	7,770,583
P.H. Glatfelter Co.	379,638	10,071,796
Schweitzer-Mauduit International Inc.	158,512	6,920,634
Wausau Paper Corp.	437,529	4,734,064

		52,051,063

PERSONAL PRODUCTS — 0.10%
Medifast Inc.[a]	106,180	3,228,934

		3,228,934

PHARMACEUTICALS — 0.63%
Impax Laboratories Inc.[a,b]	574,133	17,218,249
Sagent Pharmaceuticals Inc.[a]	114,715	2,966,530

		20,184,779

PROFESSIONAL SERVICES — 1.48%
CDI Corp.	128,192	1,847,247
Exponent Inc.	45,327	3,359,184
Heidrick & Struggles International Inc.	142,499	2,636,231
Insperity Inc.	199,943	6,598,119
Kelly Services Inc. Class A	240,431	4,128,200
Korn/Ferry International[a]	438,318	12,873,400
Navigant Consulting Inc.[a]	177,612	3,099,329
Resources Connection Inc.	342,087	4,484,761
TrueBlue Inc.[a]	127,465	3,514,210
WageWorks Inc.[a,b]	98,624	4,754,663

		47,295,344

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.34%
Acadia Realty Trus[b]	334,190	9,387,397
Agree Realty Corp.	131,597	3,978,177
American Assets Trust Inc.	128,893	4,453,253
Associated Estates Realty Corp.	339,512	6,118,006
Capstead Mortgage Corp.[b]	771,929	10,150,866
Cedar Realty Trust Inc.	599,239	3,745,244
Chesapeake Lodging Trust	311,755	9,424,354
Cousins Properties Inc.[b]	1,626,033	20,244,111
DiamondRock Hospitality Co.[b]	862,791	11,060,981
EastGroup Properties Inc.[b]	151,904	9,756,794
EPR Properties[b]	470,923	26,310,468
Franklin Street Properties Corp.	767,395	9,653,829
GEO Group Inc. (The)	639,433	22,846,941
Getty Realty Corp.[b]	236,265	4,507,936
Government Properties Income Trust[b]	476,129	12,088,915
Healthcare Realty Trust Inc.[b]	846,228	21,511,116
Inland Real Estate Corp.[b]	228,357	2,427,435
Kite Realty Group Trust	1,156,834	7,102,961
Lexington Realty Trust[b]	1,210,453	13,327,088
LTC Properties Inc.	190,696	7,444,772
Medical Properties Trust Inc.	502,333	6,650,889
Parkway Properties Inc.[b]	383,031	7,909,590
Pennsylvania Real Estate Investment Trust	606,792	11,419,825
Post Properties Inc.[b]	306,464	16,383,565
PS Business Parks Inc.	87,204	7,280,662

Security	Shares	Value

Saul Centers Inc.	57,471	$2,793,091
Sovran Self Storage Inc.	165,472	12,782,712
Tanger Factory Outlet Centers Inc.	422,331	14,768,915
Universal Health Realty Income Trust[b]	24,695	1,073,739
Urstadt Biddle Properties Inc. Class Ab	109,591	2,288,260

		298,891,892

ROAD & RAIL — 0.60%
ArcBest Corp.	105,184	4,576,556
Heartland Express Inc.	225,083	4,803,271
Knight Transportation Inc.	319,953	7,605,283
Roadrunner Transportation Systems Inc.[a,b]	78,844	2,215,516

		19,200,626

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.19%
Brooks Automation Inc.	589,203	6,345,716
Cabot Microelectronics Corp.[a,b]	125,572	5,606,790
CEVA Inc.[a,b]	124,096	1,832,898
Cirrus Logic Inc.[a,b]	323,252	7,350,750
Cohu Inc.	206,322	2,207,645
Diodes Inc.[a,b]	322,160	9,329,754
DSP Group Inc.[a]	111,687	948,223
Entropic Communications Inc.[a,b]	509,805	1,697,651
Exar Corp.[a,b]	202,526	2,288,544
GT Advanced Technologies Inc.[a,b]	529,572	9,850,039
Hittite Microwave Corp.	160,368	12,500,686
Kopin Corp.[a,b]	358,047	1,167,233
Kulicke and Soffa Industries Inc.[a]	675,821	9,637,207
Micrel Inc.	400,058	4,512,654
Microsemi Corp.[a,b]	334,363	8,947,554
MKS Instruments Inc.	471,791	14,738,751
Monolithic Power Systems Inc.	145,192	6,148,881
Nanometrics Inc.[a]	126,742	2,313,042
Pericom Semiconductor Corp.[a]	178,109	1,610,105
Power Integrations Inc.	104,744	6,026,970
Rubicon Technology Inc.[a,b]	205,531	1,798,396
Rudolph Technologies Inc.[a,b]	292,005	2,885,009
Tessera Technologies Inc.	250,658	5,534,529
TriQuint Semiconductor Inc.[a]	1,509,633	23,867,298
Ultratech Inc.[a,b]	162,523	3,604,760
Veeco Instruments Inc.[a,b]	353,392	13,167,386

		165,918,471

SOFTWARE — 1.30%
Bottomline Technologies Inc.[a,b]	169,055	5,058,126
Ebix Inc.[b]	285,702	4,088,396
EPIQ Systems Inc.	83,847	1,178,050
NetScout Systems Inc.[a]	169,616	7,520,773
Progress Software Corp.[a]	253,931	6,104,501
Take-Two Interactive Software Inc.[a]	531,129	11,812,309
Tangoe Inc.[a,b]	178,296	2,685,138
Vasco Data Security International Inc.[a]	259,493	3,010,119

		41,457,412

SPECIALTY RETAIL — 5.15%
Aeropostale Inc.[a,b]	689,908	2,407,779
Barnes & Noble Inc.[a,b]	328,066	7,476,624
Big 5 Sporting Goods Corp.	157,470	1,932,157
Brown Shoe Co. Inc.	365,901	10,468,428

364

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2014

Security	Shares	Value

Buckle Inc. (The)[b]	148,682	$6,595,534
Cato Corp. (The) Class A	227,553	7,031,388
Children’s Place Inc. (The)	192,710	9,564,197
Christopher & Banks Corp.[a]	323,635	2,835,043
Finish Line Inc. (The) Class A	425,942	12,667,515
Genesco Inc.[a,b]	211,350	17,358,175
Group 1 Automotive Inc.	185,623	15,649,875
Haverty Furniture Companies Inc.	92,057	2,313,392
Hibbett Sports Inc.[a,b]	108,252	5,864,011
Men’s Wearhouse Inc. (The)	205,169	11,448,430
Monro Muffler Brake Inc.	97,705	5,196,929
Outerwall Inc.[a,b]	61,181	3,631,092
Pep Boys — Manny, Moe & Jack (The)[a]	468,089	5,364,300
Select Comfort Corp.[a]	311,404	6,433,607
Sonic Automotive Inc. Class A	301,512	8,044,340
Stage Stores Inc.	280,139	5,235,798
Stein Mart Inc.	248,134	3,446,581
Vitamin Shoppe Inc.[a,b]	271,726	11,689,652
Zumiez Inc.[a,b]	78,593	2,168,381

		164,823,228
TEXTILES, APPAREL & LUXURY GOODS — 1.33%
Crocs Inc.[a,b]	772,675	11,613,305
G-III Apparel Group Ltd.[a,b]	72,300	5,904,018
Oxford Industries Inc.	47,352	3,156,958
Perry Ellis International Inc.[a]	109,499	1,909,663
Quiksilver Inc.[a,b]	1,143,173	4,092,559
SKECHERS U.S.A. Inc. Class Aa,b	347,554	15,883,218

		42,559,721
THRIFTS & MORTGAGE FINANCE — 1.06%
Bank Mutual Corp.	145,889	846,156
Brookline Bancorp Inc.	623,838	5,845,362
Dime Community Bancshares Inc.	260,581	4,114,574
Northwest Bancshares Inc.	835,498	11,337,708
Provident Financial Services Inc.	472,267	8,179,664
TrustCo Bank Corp. NY	523,501	3,496,987

		33,820,451
TOBACCO — 0.06%
Alliance One International Inc.[a]	728,645	1,821,613

		1,821,613
TRADING COMPANIES & DISTRIBUTORS — 0.93%
Aceto Corp.	47,169	855,646
Applied Industrial Technologies Inc.	368,087	18,673,053
Kaman Corp.	241,586	10,322,970

		29,851,669
WATER UTILITIES — 0.21%
American States Water Co.	201,342	6,690,595

		6,690,595
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
NTELOS Holdings Corp.[b]	85,492	1,065,230

Security	Shares	Value

USA Mobility Inc.	192,219	$2,960,173

		4,025,403

TOTAL COMMON STOCKS
(Cost: $2,712,007,755)		3,196,156,947

SHORT-TERM INVESTMENTS — 11.04%

MONEY MARKET FUNDS — 11.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	332,935,982	332,935,982
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	20,468,201	20,468,201

		353,404,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $353,404,183)		353,404,183

TOTAL INVESTMENTS IN SECURITIES — 110.93%
(Cost: $3,065,411,938)		3,549,561,130
Other Assets, Less Liabilities — (10.93)%		(349,716,827)

NET ASSETS — 100.00%		$3,199,844,303

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

365

Schedule of Investments  (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2014

Security	Shares	Value

PREFERRED STOCKS — 98.50%

AUTOMOBILES — 9.17%
BAC Capital Trust VIII, 6.00%	1,320,447	$33,552,558
Countrywide Capital IV, 6.75%	1,258,372	32,138,821
Countrywide Capital V, 7.00%	3,723,295	96,805,670
Deutsche Bank Capital Funding Trust VIII, 6.38%	1,507,062	38,580,787
Deutsche Bank Capital Funding Trust IX, 6.63%	2,866,569	73,126,175
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	1,998,498	52,220,753
Deutsche Bank Contingent Capital Trust III, 7.60%	4,908,370	137,434,360
Deutsche Bank Contingent Capital Trust V, 8.05%	3,447,359	97,836,049
GMAC Capital Trust I Series 2, 8.13%[b]	6,624,287	180,843,035
Goldman Sachs Group Inc. (The), 6.13%	3,300,447	85,613,595
J.P. Morgan Chase Capital XXIX, 6.70%	3,734,099	97,086,574

		925,238,377
CAPITAL MARKETS — 12.63%
Affiliated Managers Group Inc., 6.38%	516,593	13,426,252
Allied Capital Corp., 6.88%	593,295	14,974,766
Apollo Investment Corp., 6.63%[a]	395,395	9,718,809
Ares Capital Corp., 5.88%	477,269	12,408,994
Ares Capital Corp., 7.75%[a]	515,346	13,553,600
Bank of New York Mellon Corp. (The), 5.20%[a]	1,465,781	34,343,249
BGC Partners Inc., 8.13%	300,520	8,198,186
Charles Schwab Corp. (The) Series B, 6.00%	966,430	24,383,029
Gabelli Equity Trust Inc., 5.00%[a]	287,425	6,857,961
Goldman Sachs Group Inc. (The), 4.00%[b]	361,290	7,522,058
Goldman Sachs Group Inc. (The), 5.50%[b]	2,494,687	61,119,832
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	41,759,491
Goldman Sachs Group Inc. (The), 6.50%[a]	1,443,084	38,414,896
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	28,689,478
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,396,530	34,773,597
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	54,919,146
Ladenburg Thalmann Financial Services Inc., 8.00%[a]	354,137	7,808,721
Merrill Lynch Capital Trust I, 6.45%[a,b]	2,620,387	66,426,810
Merrill Lynch Capital Trust II, 6.45%[b]	2,371,063	60,082,736
Merrill Lynch Capital Trust III, 7.00%[a]	1,876,890	48,386,224
Merrill Lynch Capital Trust III, 7.38%[a]	1,877,711	48,933,149
Merrill Lynch Capital Trust IV, 7.12%[a]	1,013,053	26,390,031
Merrill Lynch Capital Trust V, 7.28%[a]	2,123,749	55,068,812
Morgan Stanley, 6.88%[b]	1,666,000	45,265,220
Morgan Stanley, 7.13%[b]	1,690,500	47,114,235
Morgan Stanley Capital Trust III, 6.25%	2,195,439	55,412,880
Morgan Stanley Capital Trust IV, 6.25%[a]	1,556,489	39,161,263
Morgan Stanley Capital Trust V, 5.75%[a]	1,261,407	31,585,631
Morgan Stanley Capital Trust VI, 6.60%[a]	2,155,702	55,272,199
Morgan Stanley Capital Trust VII, 6.60%	2,741,689	69,392,149
Morgan Stanley Capital Trust VIII, 6.45%[a]	2,062,600	52,018,772
Morgan Stanley Series A, 4.00%[a],b	1,969,539	39,843,774
Prospect Capital Corp., 6.95%	272,346	7,075,549
Raymond James Financial Inc., 6.90%	888,520	23,954,499
State Street Corp., 5.25%[a]	1,262,163	29,219,073
State Street Corp., 5.90%[b]	1,878,236	49,209,783
Stifel Financial Corp., 6.70%[a]	458,758	11,739,617

		1,274,424,471

Security	Shares	Value

COMMERCIAL BANKS — 31.73%
Bank of America Corp., 6.38%	1,635,002	$41,185,700
Bank of America Corp., 6.63%[a]	664,670	17,015,552
Bank of America Corp. Series 4, 4.00%[a,b]	545,306	11,942,201
Bank of America Corp. Series 5, 4.00%[b]	802,409	17,163,529
Bank of America Corp. Series D, 6.20%	1,279,429	32,062,491
Bank of America Corp. Series E, 4.00%[b]	567,210	12,705,504
Bank of America Corp. Series H, 3.00%[a,b]	703,625	13,762,905
Barclays Bank PLC, 6.63%[a]	1,877,762	47,620,044
Barclays Bank PLC, 7.10%[a]	3,424,729	87,707,310
Barclays Bank PLC, 7.75%	2,868,235	73,914,416
Barclays Bank PLC Series 5, 8.13%	6,582,113	170,213,442
BB&T Corp., 5.63%	2,866,292	68,045,772
BB&T Corp., 5.85%	1,444,092	35,914,568
BB&T Corp. Series F, 5.20%	1,141,077	25,377,552
BB&T Corp. Series G, 5.20%	1,262,439	27,925,151
Citigroup Inc., 5.80%[a]	1,448,821	35,293,280
Citigroup Inc., 6.88%	960,520	24,791,021
Citigroup Inc., 6.88%[b]	3,722,597	101,031,283
Citigroup Inc., 7.13%[b]	2,371,674	65,574,414
City National Corp., 5.50%	461,503	10,563,804
City National Corp., 6.75%[a,b]	269,512	7,487,043
Cullen/Frost Bankers Inc., 5.38%	395,929	9,474,581
F.N.B. Corp., 7.25%[b]	297,530	8,158,273
Fifth Third Bancorp, 6.63%[b]	1,137,302	30,456,948
First Niagara Financial Group Inc. Series B, 8.63%[b]	889,790	25,795,012
First Republic Bank, 5.50%[a]	496,891	11,413,586
First Republic Bank, 5.63%[a]	398,446	9,263,869
First Republic Bank, 7.00%[a]	515,499	13,841,148
First Republic Bank, Series A, 6.70%[a]	515,440	13,530,300
First Republic Bank, Series B, 6.20%	397,853	10,105,466
FirstMerit Corp., 5.88%	272,126	6,588,170
HSBC Holdings PLC, 6.20%	3,608,855	91,448,386
HSBC Holdings PLC, 8.00%	9,432,320	255,332,902
HSBC Holdings PLC, 8.13%[a]	5,464,774	143,177,079
HSBC USA Inc. Series F, 3.50%[b]	1,305,777	29,562,791
HSBC USA Inc. Series G, 4.00%[b]	952,139	22,241,967
HSBC USA Inc. Series H, 6.50%	946,289	24,082,109
J.P. Morgan Chase & Co., 5.45%[a]	1,433,925	32,693,490
J.P. Morgan Chase & Co., 5.50%	2,441,300	55,954,596
J.P. Morgan Chase & Co., 6.70%	1,851,346	47,894,321
Lloyds Banking Group PLC, 7.75%	2,153,433	57,324,386
National Westminster Bank PLC Series C, 7.76%	633,837	16,650,898
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	3,731,870	102,477,150
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,214,314	28,062,797
Regions Financial Corp., 6.38%	1,261,393	31,572,667
Royal Bank of Scotland Group PLC Series F, 7.65%	409,266	10,599,989
Royal Bank of Scotland Group PLC Series H, 7.25%	623,648	15,803,240
Royal Bank of Scotland Group PLC Series L, 5.75%	1,880,278	43,378,013
Royal Bank of Scotland Group PLC Series M, 6.40%	1,452,465	34,975,357
Royal Bank of Scotland Group PLC Series N, 6.35%	1,391,962	33,421,008
Royal Bank of Scotland Group PLC Series P, 6.25%	637,278	15,103,489
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,300,254	32,389,327
Royal Bank of Scotland Group PLC Series R, 6.13%	653,828	15,430,341
Royal Bank of Scotland Group PLC Series S, 6.60%	1,657,078	40,681,265
Royal Bank of Scotland Group PLC Series T, 7.25%	3,189,923	80,545,556
Santander Finance Preferred SA Unipersonal, 6.50%	293,293	7,713,606
Santander Finance Preferred SA Unipersonal, 6.80%	421,850	10,790,923
Santander Finance Preferred SA Unipersonal, 10.50%	2,061,438	52,896,499
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	548,344	11,526,191
SunTrust Banks Inc., 5.88%	1,142,147	27,297,313
Synovus Financial Corp., 7.88%[b]	344,333	9,641,324

366

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2014

Security	Shares	Value

TCF Financial Corp., 6.45%	273,076	$6,818,708
TCF Financial Corp., 7.50%	450,465	11,986,874
Texas Capital Bancshares Inc., 6.50%[a]	398,691	9,879,563
U.S. Bancorp, 5.15%	1,264,962	28,664,039
U.S. Bancorp Series B, 3.50%[b]	2,495,386	55,397,569
U.S. Bancorp Series F, 6.50%[b]	2,743,182	77,522,323
U.S. Bancorp Series G, 6.00%[b]	2,702,770	74,082,926
UBS Preferred Funding Trust IV Series D, 0.85%[b]	771,965	15,107,355
Webster Financial Corp., 6.40%	336,036	8,279,927
Wells Fargo & Co., 5.13%[a]	1,634,251	37,604,115
Wells Fargo & Co., 5.20%	1,880,249	43,151,715
Wells Fargo & Co., 5.25%[a]	1,570,708	37,461,386
Wells Fargo & Co., 5.85%[b]	4,291,447	111,320,135
Wells Fargo & Co., 6.63%[b]	2,095,640	58,510,269
Wells Fargo & Co. Series J, 8.00%	5,345,863	158,985,966
Zions BanCorp, 5.75%[a]	338,002	7,885,587
Zions BanCorp, 6.30%[b]	450,975	11,648,684

		3,200,900,456
COMMERCIAL SERVICES & SUPPLIES — 0.28%
Pitney Bowes Inc., 6.70%	1,073,109	27,836,447

		27,836,447
CONSUMER FINANCE — 2.24%
Ally Financial Inc. Series A, 8.50%[b]	2,548,061	70,377,445
Capital One Financial Corp., 6.00%	2,187,259	52,800,432
Discover Financial Services, 6.50%	1,446,061	36,296,131
HSBC Finance Corp., 6.36%	1,447,975	36,749,606
SLM Corp., 3.56%[b]	521,666	12,744,300
SLM Corp., 6.00%	767,791	17,037,282

		226,005,196
DIVERSIFIED FINANCIAL SERVICES — 8.48%
Citigroup Capital XIII, 7.88%[b]	5,580,465	154,578,881
General Electric Capital Corp., 4.88%[a]	3,650,729	89,641,055
ING Groep NV, 6.13%	1,754,361	44,420,421
ING Groep NV, 6.20%	1,262,734	32,048,189
ING Groep NV, 6.38%	2,605,487	66,283,589
ING Groep NV, 7.05%	2,002,124	51,354,481
ING Groep NV, 7.20%	2,743,600	70,812,316
ING Groep NV, 7.38%	3,730,474	96,395,448
KKR Financial Holdings LLC, 7.38%	949,418	24,798,798
KKR Financial Holdings LLC, 7.50%[a]	307,991	8,469,753
KKR Financial Holdings LLC, 8.38%	660,979	18,639,608
RBS Capital Funding Trust V Series E, 5.90%	3,200,694	77,168,732
RBS Capital Funding Trust VI Series F, 6.25%	521,642	12,597,654
RBS Capital Funding Trust VII Series G, 6.08%	4,478,283	107,926,620

		855,135,545
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.53%
Intelsat SA, 5.75%	226,466	11,529,384
Qwest Corp., 7.00%[a]	2,332,274	60,429,219
Qwest Corp., 7.38%	1,657,170	43,799,003
Qwest Corp., 7.50%	1,446,363	38,372,011

		154,129,617
ELECTRIC UTILITIES — 2.95%
Duke Energy Corp., 5.13%[a]	1,263,688	30,214,780

Security	Shares	Value

Entergy Arkansas Inc., 4.90%	521,156	$12,210,685
Entergy Arkansas Inc., 5.75%	579,808	14,704,511
Entergy Louisiana LLC, 5.25%	521,232	12,806,670
FPL Group Capital Trust I, 5.88%[a]	768,051	19,470,093
Interstate Power & Light Co., 5.10%[a]	520,174	12,952,333
NextEra Energy Capital Holdings Inc., 5.00%	1,141,957	24,780,467
NextEra Energy Capital Holdings Inc., 5.13%	1,258,066	27,878,743
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,016,264	24,603,751
NextEra Energy Capital Holdings Inc. Series H, 5.63%	890,230	21,329,911
PPL Capital Funding Inc., 5.90%	1,132,113	27,770,732
SCE Trust I, 5.63%	1,199,505	28,428,268
SCE Trust II, 5.10%	1,020,480	22,246,464
SCE Trust III, 5.75%[b]	702,340	18,541,776

		297,939,184
FOOD PRODUCTS — 0.74%
CHS Inc., 7.10%[b]	1,055,326	28,662,654
CHS Inc., 7.88%	723,487	21,386,276
CHS Inc., 8.00%	776,365	24,509,843

		74,558,773
HEALTH CARE PROVIDERS & SERVICES — 0.34%
Omnicare Capital Trust II Series B, 4.00%	417,563	34,048,087

		34,048,087
INSURANCE — 10.06%
Aegon NV, 4.00%[b]	641,169	15,381,644
Aegon NV, 6.38%	2,492,968	63,720,262
Aegon NV, 6.50%	1,261,300	32,100,085
Aegon NV, 8.00%	1,318,354	38,350,918
Aflac Inc., 5.50%	1,258,398	30,893,671
Allstate Corp. (The), 5.10%[b]	1,263,091	31,741,477
Allstate Corp. (The), 5.63%[a]	736,641	18,290,796
Allstate Corp. (The), 6.63%	2,226,652	57,791,238
Allstate Corp. (The), 6.75%	972,591	25,802,839
American Financial Group Inc., 5.75%[a]	332,008	8,203,918
American Financial Group Inc., 6.38%	593,283	15,300,769
AmTrust Financial Services Inc., 6.75%[a]	309,844	7,420,764
Arch Capital Group Ltd., 6.75%	827,017	21,808,438
Argo Group US Inc., 6.50%	382,806	9,474,449
Aspen Insurance Holdings Ltd., 5.95%[b]	704,945	17,553,130
Aspen Insurance Holdings Ltd., 7.25%	419,057	10,958,341
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	590,083	14,752,075
Aviva PLC, 8.25%	1,011,219	28,769,181
Axis Capital Holdings Ltd., 5.50%	581,851	13,016,007
Axis Capital Holdings Ltd. Series C, 6.88%	1,006,155	26,331,076
Endurance Specialty Holdings Ltd., 7.50%	590,224	15,540,598
Endurance Specialty Holdings Ltd., 7.75%	516,334	13,693,178
Hartford Financial Services Group Inc. (The), 7.88%[b]	1,504,562	45,046,586
Maiden Holdings Ltd., 8.25%	392,586	10,207,236
MetLife Inc., 4.00%[a,b]	1,507,521	35,652,872
MetLife Inc., 6.50%	3,732,376	95,324,883
PartnerRe Ltd., 5.88%[a]	641,783	15,698,012
PartnerRe Ltd., 6.50%[a]	593,117	14,976,204
PartnerRe Ltd., 7.25%	947,594	25,348,139
Phoenix Companies Inc. (The), 7.45%[a]	650,405	15,934,923
Principal Financial Group Inc., 6.52%[b]	642,083	16,347,433
Protective Life Corp., 6.00%	398,335	9,966,342
Protective Life Corp., 6.25%[a]	733,430	18,959,165
Protective Life Corp., 8.00%[a]	337,301	6,945,028

367

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2014

Security	Shares	Value

Prudential Financial Inc., 5.70%	1,777,099	$43,805,490
Prudential Financial Inc., 5.75%	1,446,246	36,011,525
Prudential PLC, 6.50%	765,063	19,379,046
Prudential PLC, 6.75%[a]	643,221	16,440,729
Reinsurance Group of America Inc., 6.20%[b]	1,010,673	27,732,867
RenaissanceRe Holdings Ltd., 5.38%	709,062	16,031,892
RenaissanceRe Holdings Ltd., 6.08%	331,047	8,279,485
Selective Insurance Group Inc., 5.88%	486,503	11,486,336
Torchmark Corp., 5.88%	335,570	8,258,378

		1,014,727,425
MACHINERY — 0.45%
Stanley Black & Decker Inc., 5.75%	1,875,556	45,707,300

		45,707,300
MARINE — 0.41%
Costamare Inc. Series C, 8.50%	268,780	7,058,163
Seaspan Corp. Series C, 9.50%	890,718	24,672,888
Seaspan Corp. Series E, 8.25%	353,854	9,200,204

		40,931,255
MEDIA — 0.18%
Comcast Corp., 5.00%[a]	737,907	18,587,877

		18,587,877
METALS & MINING — 1.51%
ArcelorMittal, 6.00%	5,591,718	125,757,738
Cliffs Natural Resources Inc., 7.00%[a]	1,840,865	26,379,595

		152,137,333
MULTI-UTILITIES — 0.74%
Dominion Resources Inc., 8.38%	1,716,160	43,796,403
DTE Energy Co., 5.25%	519,736	12,437,283
DTE Energy Co., 6.50%	718,772	18,738,386

		74,972,072
OIL, GAS & CONSUMABLE FUELS — 0.96%
Atlas Pipeline Partners LP, 8.25%	337,833	8,651,903
Goodrich Petroleum Corp., 9.75%	344,587	9,338,308
Goodrich Petroleum Corp., 10.00%	292,931	7,909,137
Magnum Hunter Resources Corp., 8.00%	284,967	14,191,357
Magnum Hunter Resources Corp. Series C, 10.25%	269,752	7,264,421
NuStar Logistics LP, 7.63%[b]	1,016,662	27,368,541
Teekay Offshore Partners LP, 7.25%	390,550	10,236,315
Vanguard Natural Resources LLC, 7.63%	460,230	11,427,511

		96,387,493
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.16%
American Capital Agency Corp., 8.00%[a]	452,679	11,751,547
American Homes 4 Rent, 5.00%[a,d]	294,436	7,422,732
American Realty Capital Properties Inc. Series F, 6.70%	2,680,948	62,814,612
Annaly Capital Management Inc., 7.50%	1,159,163	28,109,703
Annaly Capital Management Inc. Series C, 7.63%	764,322	18,840,537
Apollo Residential Mortgage Inc., 8.00%	449,688	10,841,978
ARMOUR Residential REIT Inc. Series B, 7.88%	376,042	9,156,623
Boston Properties Inc., 5.25%	523,018	12,139,248

Security	Shares	Value

Capstead Mortgage Corp., 7.50%	443,126	$10,590,711
CBL & Associates Properties Inc., 6.63%[a]	449,925	11,239,126
CBL & Associates Properties Inc. Series D, 7.38%	1,149,052	29,128,468
Cedar Realty Trust Inc., 7.25%	518,269	13,215,859
Colony Financial Inc. Series A, 8.50%	641,662	17,299,207
CommonWealth REIT, 5.75%[a]	461,537	10,250,737
CommonWealth REIT, 7.50%	414,210	8,594,857
CommonWealth REIT Series D, 6.50%[a]	962,184	23,563,886
CommonWealth REIT Series E, 7.25%	706,866	18,223,005
Corporate Office Properties Trust Series L, 7.38%	448,168	11,473,101
Crown Castle International Corp., 4.50%	612,471	62,423,044
CYS Investments Inc., 7.50%	523,048	12,202,710
DDR Corp., 6.25%	396,759	9,482,540
DDR Corp., 6.50%	520,794	12,931,315
Digital Realty Trust Inc., 5.88%	643,529	14,183,379
Digital Realty Trust Inc., 7.00%[a]	733,538	18,675,877
Digital Realty Trust Inc., 7.38%	768,087	19,609,261
Digital Realty Trust Inc. Series F, 6.63%	474,793	11,656,168
EPR Properties, 6.63%	333,427	8,202,304
General Growth Properties Inc., 6.38%	644,204	15,525,316
Hatteras Financial Corp., 7.63%	736,373	17,422,585
Health Care REIT Inc. Series I, 6.50%	902,090	52,086,677
Health Care REIT Inc. Series J, 6.50%[a]	732,297	18,585,698
Hospitality Properties Trust Series D, 7.13%	739,475	18,841,823
Invesco Mortgage Capital Inc., 7.75%	368,666	9,128,170
Kimco Realty Corp., 5.50%	582,129	13,301,648
Kimco Realty Corp., 5.63%	457,692	10,641,339
Kimco Realty Corp. Series H, 6.90%	458,971	11,992,912
Kimco Realty Corp. Series I, 6.00%	1,007,309	24,930,898
LaSalle Hotel Properties, 6.38%	297,109	7,121,703
MFA Financial Inc., 7.50%	521,820	12,591,517
National Retail Properties Inc., 5.70%	738,133	16,858,958
National Retail Properties Inc. Series D, 6.63%	733,486	18,527,856
NorthStar Realty Finance Corp., 8.50%	521,394	13,248,622
NorthStar Realty Finance Corp., 8.88%	335,504	8,612,388
NorthStar Realty Finance Corp. Series B, 8.25%	889,691	22,446,904
PS Business Parks Inc., 5.70%	297,337	6,859,565
PS Business Parks Inc., 5.75%[a]	594,200	13,678,484
PS Business Parks Inc. Series S, 6.45%	593,456	14,913,549
PS Business Parks Inc. Series T, 6.00%	889,842	21,462,989
Public Storage Series O, 6.88%[a]	381,425	10,020,035
Public Storage Series Q, 6.50%[a]	950,872	24,760,707
Public Storage Series R, 6.35%	1,230,522	31,649,026
Public Storage Series S, 5.90%	1,161,925	28,304,493
Public Storage Series T, 5.75%	1,168,008	28,370,914
Public Storage Series U, 5.63%[a]	736,521	17,543,930
Public Storage Series V, 5.38%	1,249,384	28,448,474
Public Storage Series W, 5.20%	1,264,426	27,994,392
Public Storage Series X, 5.20%	582,898	12,974,727
Public Storage Series Y, 6.38%	605,714	15,421,478
Public Storage Series Z, 6.00%	100,000	2,482,000
Realty Income Corp. Series F, 6.63%	1,030,752	26,954,165
Regency Centers Corp. Series 6, 6.63%[a]	643,076	16,404,869
Retail Properties of America Inc., 7.00%	355,200	9,132,192
Sabra Health Care REIT Inc., 7.13%[a]	379,741	9,527,702
Senior Housing Properties Trust, 5.63%	894,901	20,582,723
SL Green Realty Corp., 6.50%	591,439	14,490,255
Taubman Centers Inc., 6.25%	443,728	10,693,845
Taubman Centers Inc., 6.50%	503,234	12,505,365
Ventas Realty LP/Ventas Capital Corp., 5.45%	666,198	15,928,794
Vornado Realty LP, 7.88%	1,161,918	29,652,147
Vornado Realty Trust, 5.40%	764,953	17,517,424
Vornado Realty Trust, 6.88%	633,222	16,495,433

368

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2014

Security	Shares	Value

Vornado Realty Trust Series K, 5.70%	769,758	$18,097,011
Weyerhaeuser Co., 6.38%	865,126	49,095,900

		1,327,850,137
SPECIALTY RETAIL — 0.08%
TravelCenters of America LLC, 8.25%	295,249	7,611,519

		7,611,519
THRIFTS & MORTGAGE FINANCE — 0.18%
Astoria Financial Corp., 6.50%	360,191	8,817,476
EverBank Financial Corp., 6.75%	393,443	9,733,780

		18,551,256
WIRELESS TELECOMMUNICATION SERVICES — 0.68%
Telephone & Data Systems Inc., 5.88%	508,960	11,517,765
Telephone & Data Systems Inc., 6.88%	579,036	14,666,982
Telephone & Data Systems Inc., 7.00%	765,155	19,702,741
United States Cellular Corp., 6.95%	870,179	22,180,863

		68,068,351

TOTAL PREFERRED STOCKS (Cost: $9,726,965,408)		9,935,748,171

SHORT-TERM INVESTMENTS — 1.66%

MONEY MARKET FUNDS — 1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,e,f]	49,248,250	49,248,250
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,e,f]	3,027,679	3,027,679
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	115,218,923	115,218,923

		167,494,852

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,494,852)		167,494,852

Value

TOTAL INVESTMENTS IN SECURITIES — 100.16% (Cost: $9,894,460,260)	$10,103,243,023
Other Assets, Less Liabilities — (0.16)%	(15,903,001)

NET ASSETS — 100.00%	$10,087,340,022

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase or decrease at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

369

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
2014 AMT-Free Muni Term	iBonds Sep 2019 AMT-Free Muni Bond[g]
Asia 50	India 50
Core S&P 500	International Developed Property
Core S&P Mid-Cap	International Preferred Stock
Core S&P Small-Cap	Japan Large-Cap
Core S&P Total U.S. Stock Market	Latin America 40
Core U.S. Growth[a]	Micro-Cap
Core U.S. Value[b]	Nasdaq Biotechnology
Emerging Markets Infrastructure	Russell 1000
Europe	Russell 1000 Growth
Global 100	Russell 1000 Value
Global Clean Energy	Russell 2000
Global Consumer Discretionary	Russell 2000 Growth
Global Consumer Staples	Russell 2000 Value
Global Energy	Russell 3000
Global Financials	Russell Mid-Cap
Global Healthcare	Russell Mid-Cap Growth
Global Industrials	Russell Mid-Cap Value
Global Infrastructure	Russell Top 200
Global Materials	Russell Top 200 Growth
Global Nuclear Energy	Russell Top 200 Value
Global Tech	S&P 100
Global Telecom	S&P 500 Growth
Global Timber & Forestry	S&P 500 Value
Global Utilities	S&P Mid-Cap 400 Growth
iBonds Sep 2015 AMT-Free Muni Bond[c]	S&P Mid-Cap 400 Value
iBonds Sep 2016 AMT-Free Muni Bond[d]	S&P Small-Cap 600 Growth
iBonds Sep 2017 AMT-Free Muni Bond[e]	S&P Small-Cap 600 Value
iBonds Sep 2018 AMT-Free Muni Bond[f]	U.S. Preferred Stock

[a]	Formerly the iShares Russell 3000 Growth ETF.
[b]	Formerly the iShares Russell 3000 Value ETF.
[c]	Formerly the iShares 2015 AMT-Free Muni Term ETF.
[d]	Formerly the iShares 2016 AMT-Free Muni Term ETF.
[e]	Formerly the iShares 2017 AMT-Free Muni Term ETF.
[f]	Formerly the iShares 2018 AMT-Free Muni Term ETF.
[g]	Formerly the iShares 2019 AMT-Free Muni Term ETF.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The iShares India 50 ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the Fund’s underlying index. The accompanying schedule of investments is consolidated and includes the securities held by the Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2014 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$64,690,514	$—	$64,690,514
Money Market Funds	700,612	—	—	700,612

	$700,612	$64,690,514	$—	$65,391,126

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Asia 50
Assets:
Common Stocks	$274,493,638	$—		$—	$274,493,638
Money Market Funds	3,568,308	—		—	3,568,308

	$278,061,946	$—		$—	$278,061,946

Core S&P 500
Assets:
Common Stocks	$57,750,612,466	$—		$—	$57,750,612,466
Money Market Funds	705,136,331	—		—	705,136,331
Futures Contracts[a]	705,284	—		—	705,284
Liabilities:
Short Positions	(2,822,185)	—		—	(2,822,185)

	$58,453,631,896	$—		$—	$58,453,631,896

Core S&P Mid-Cap
Assets:
Common Stocks	$23,338,736,098	$—		$—	$23,338,736,098
Money Market Funds	1,775,539,581	—		—	1,775,539,581
Futures Contracts[a]	541,149	—		—	541,149

	$25,114,816,828	$—		$—	$25,114,816,828

Core S&P Small-Cap
Assets:
Common Stocks	$13,769,904,767	$—		$3,490	$13,769,908,257
Money Market Funds	1,623,885,781	—		—	1,623,885,781
Liabilities:
Short Positions	(582,784)	—		—	(582,784)

	$15,393,207,764	$—		$3,490	$15,393,211,254

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$1,315,313,517	$—		$7	$1,315,313,524
Money Market Funds	21,400,599	—		—	21,400,599
Liabilities:
Short Positions	(56,779)	—		—	(56,779)

	$1,336,657,337	$—		$7	$1,336,657,344

Core U.S. Growth
Assets:
Common Stocks	$489,723,678	$1,608		$—	$489,725,286
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	17,358,189	—		—	17,358,189

	$507,081,867	$1,608		$—	$507,083,475

Core U.S. Value
Assets:
Common Stocks	$634,083,851	$6,229		$11	$634,090,091
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	9,756,399	—		—	9,756,399

	$643,840,250	$6,229		$11	$643,846,490

Emerging Markets Infrastructure
Assets:
Common Stocks	$104,744,805	$—		$—	$104,744,805
Preferred Stocks	4,239,462	—		—	4,239,462
Money Market Funds	2,204,259	—		—	2,204,259

	$111,188,526	$—		$—	$111,188,526

Europe
Assets:
Common Stocks	$3,596,579,811	$—		$3	$3,596,579,814
Preferred Stocks	30,847,963	—		—	30,847,963

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Rights	239,865	—	—	239,865
Money Market Funds	112,918,910	—	—	112,918,910

	$3,740,586,549	$—	$3	$3,740,586,552

Global 100
Assets:
Common Stocks	$1,674,571,287	$—	$—	$1,674,571,287
Rights	104,426	—	—	104,426
Money Market Funds	43,609,543	—	—	43,609,543

	$1,718,285,256	$—	$—	$1,718,285,256

Global Clean Energy
Assets:
Common Stocks	$60,307,563	$—	$—	$60,307,563
Preferred Stocks	5,360,891	—	—	5,360,891
Money Market Funds	26,003,430	—	—	26,003,430

	$91,671,884	$—	$—	$91,671,884

Global Consumer Discretionary
Assets:
Common Stocks	$230,279,673	$856,145	$—	$231,135,818
Preferred Stocks	3,847,013	—	—	3,847,013
Money Market Funds	8,545,550	—	—	8,545,550

	$242,672,236	$856,145	$—	$243,528,381

Global Consumer Staples
Assets:
Common Stocks	$617,094,207	$1,261,916	$—	$618,356,123
Preferred Stocks	3,952,736	—	—	3,952,736
Money Market Funds	9,077,997	—	—	9,077,997

	$630,124,940	$1,261,916	$—	$631,386,856

Global Energy
Assets:
Common Stocks	$1,104,961,794	$—	$—	$1,104,961,794
Preferred Stocks	10,790,348	—	—	10,790,348
Rights	182,603	—	—	182,603
Money Market Funds	22,089,162	—	—	22,089,162

	$1,138,023,907	$—	$—	$1,138,023,907

Global Financials
Assets:
Common Stocks	$298,900,925	$—	$9	$298,900,934
Preferred Stocks	3,219,839	—	—	3,219,839
Money Market Funds	6,336,726	—	—	6,336,726

	$308,457,490	$—	$9	$308,457,499

Global Healthcare
Assets:
Common Stocks	$1,151,086,746	$—	$—	$1,151,086,746
Money Market Funds	43,999,378	—	—	43,999,378

	$1,195,086,124	$—	$—	$1,195,086,124

Global Industrials
Assets:
Common Stocks	$326,294,069	$—	$—	$326,294,069
Money Market Funds	6,244,845	—	—	6,244,845

	$332,538,914	$—	$—	$332,538,914

Global Infrastructure
Assets:
Common Stocks	$968,543,958	$—	$—	$968,543,958
Preferred Stocks	3,160,764	—	—	3,160,764
Money Market Funds	21,244,658	—	—	21,244,658

	$992,949,380	$—	$—	$992,949,380

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Materials
Assets:
Common Stocks	$382,757,525	$—	$—	$382,757,525
Preferred Stocks	5,867,669	—	—	5,867,669
Rights	3,061	—	—	3,061
Money Market Funds	8,427,823	—	—	8,427,823

	$397,056,078	$—	$—	$397,056,078

Global Nuclear Energy
Assets:
Common Stocks	$8,751,010	$—	$—	$8,751,010
Preferred Stocks	223,254	—	—	223,254
Money Market Funds	209,803	—	—	209,803

	$9,184,067	$—	$—	$9,184,067

Global Tech
Assets:
Common Stocks	$706,016,999	$—	$—	$706,016,999
Money Market Funds	15,236,054	—	—	15,236,054

	$721,253,053	$—	$—	$721,253,053

Global Telecom
Assets:
Common Stocks	$444,700,531	$—	$—	$444,700,531
Money Market Funds	51,457,504	—	—	51,457,504

	$496,158,035	$—	$—	$496,158,035

Global Timber & Forestry
Assets:
Common Stocks	$299,340,951	$—	$—	$299,340,951
Preferred Stocks	10,789,334	—	—	10,789,334
Money Market Funds	23,176,115	—	—	23,176,115

	$333,306,400	$—	$—	$333,306,400

Global Utilities
Assets:
Common Stocks	$239,182,432	$—	$—	$239,182,432
Preferred Stocks	1,264,082	—	—	1,264,082
Money Market Funds	7,433,071	—	—	7,433,071

	$247,879,585	$—	$—	$247,879,585

iBonds Sep 2015 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$104,468,948	$—	$104,468,948
Money Market Funds	62,610	—	—	62,610

	$62,610	$104,468,948	$—	$104,531,558

iBonds Sep 2016 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$122,000,251	$—	$122,000,251
Money Market Funds	67,065	—	—	67,065

	$67,065	$122,000,251	$—	$122,067,316

iBonds Sep 2017 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$133,366,611	$—	$133,366,611
Money Market Funds	61,336	—	—	61,336

	$61,336	$133,366,611	$—	$133,427,947

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBonds Sep 2018 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$60,353,990	$—	$60,353,990
Money Market Funds	367,870	—	—	367,870

	$367,870	$60,353,990	$—	$60,721,860

iBonds Sep 2019 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$14,974,500	$—	$14,974,500
Money Market Funds	52,171	—	—	52,171

	$52,171	$14,974,500	$—	$15,026,671

India 50
Assets:
Common Stocks	$579,715,538	$—	$—	$579,715,538
Money Market Funds	3,182,738	—	—	3,182,738

	$582,898,276	$—	$—	$582,898,276

International Developed Property
Assets:
Common Stocks	$181,528,477	$—	$30	$181,528,507
Investment Companies	817,329	—	—	817,329
Rights	—	333	—	333
Warrants	276	—	—	276
Money Market Funds	5,621,823	—	—	5,621,823

	$187,967,905	$333	$30	$187,968,268

International Preferred Stock
Assets:
Preferred Stocks	$35,888,132	$—	$—	$35,888,132
Money Market Funds	243,359	—	—	243,359

	$36,131,491	$—	$—	$36,131,491

Japan Large-Cap
Assets:
Common Stocks	$92,704,072	$—	$—	$92,704,072
Money Market Funds	894,286	—	—	894,286

	$93,598,358	$—	$—	$93,598,358

Latin America 40
Assets:
Common Stocks	$784,435,568	$—	$—	$784,435,568
Preferred Stocks	361,903,079	—	—	361,903,079
Rights	36,305	—	—	36,305
Money Market Funds	53,514,767	—	—	53,514,767

	$1,199,889,719	$—	$—	$1,199,889,719

Micro-Cap
Assets:
Common Stocks	$950,156,405	$400,012	$446	$950,556,863
Money Market Funds	150,377,496	—	—	150,377,496

	$1,100,533,901	$400,012	$446	$1,100,934,359

Nasdaq Biotechnology
Assets:
Common Stocks	$5,299,560,660	$—	$—	$5,299,560,660
Money Market Funds	900,152,781	—	—	900,152,781

	$6,199,713,441	$—	$—	$6,199,713,441

Russell 1000
Assets:
Common Stocks	$9,450,863,292	$—	$—	$9,450,863,292
Money Market Funds	207,682,315	—	—	207,682,315
Futures Contracts[a]	197,411	—	—	197,411

	$9,658,743,018	$—	$—	$9,658,743,018

7

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Russell 1000 Growth
Assets:
Common Stocks	$23,805,733,319	$—		$—	$23,805,733,319
Money Market Funds	848,699,303	—		—	848,699,303

	$24,654,432,622	$—		$—	$24,654,432,622

Russell 1000 Value
Assets:
Common Stocks	$23,119,268,950	$—		$—	$23,119,268,950
Money Market Funds	310,851,832	—		—	310,851,832

	$23,430,120,782	$—		$—	$23,430,120,782

Russell 2000
Assets:
Common Stocks	$26,074,752,856	$2,400,345		$2,761	$26,077,155,962
Warrants	—	3		—	3
Money Market Funds	3,981,245,605	—		—	3,981,245,605

	$30,055,998,461	$2,400,348		$2,761	$30,058,401,570

Russell 2000 Growth
Assets:
Common Stocks	$5,830,461,889	$224,074		$—	$5,830,685,963
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	1,008,556,678	—		—	1,008,556,678

	$6,839,018,567	$224,074		$—	$6,839,242,641

Russell 2000 Value
Assets:
Common Stocks	$6,033,396,140	$767,312		$1,734	$6,034,165,186
Warrants	—	1		—	1
Money Market Funds	524,100,330	—		—	524,100,330

	$6,557,496,470	$767,313		$1,734	$6,558,265,517

Russell 3000
Assets:
Common Stocks	$5,778,470,122	$35,066		$57	$5,778,505,245
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	186,104,008	—		—	186,104,008

	$5,964,574,130	$35,066		$57	$5,964,609,253

Russell Mid-Cap
Assets:
Common Stocks	$10,324,174,819	$—		$—	$10,324,174,819
Money Market Funds	585,851,882	—		—	585,851,882

	$10,910,026,701	$—		$—	$10,910,026,701

Russell Mid-Cap Growth
Assets:
Common Stocks	$4,840,292,641	$—		$—	$4,840,292,641
Money Market Funds	329,214,971	—		—	329,214,971

	$5,169,507,612	$—		$—	$5,169,507,612

Russell Mid-Cap Value
Assets:
Common Stocks	$6,738,447,264	$—		$—	$6,738,447,264
Money Market Funds	220,363,103	—		—	220,363,103

	$6,958,810,367	$—		$—	$6,958,810,367

Russell Top 200
Assets:
Common Stocks	$118,102,923	$—		$—	$118,102,923
Money Market Funds	906,001	—		—	906,001

	$119,008,924	$—		$—	$119,008,924

8

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Top 200 Growth
Assets:
Common Stocks	$483,818,532	$—	$—	$483,818,532
Money Market Funds	656,667	—	—	656,667

	$484,475,199	$—	$—	$484,475,199

Russell Top 200 Value
Assets:
Common Stocks	$200,803,921	$—	$—	$200,803,921
Money Market Funds	381,188	—	—	381,188

	$201,185,109	$—	$—	$201,185,109

S&P 100
Assets:
Common Stocks	$4,780,846,452	$—	$—	$4,780,846,452
Money Market Funds	3,252,805	—	—	3,252,805

	$4,784,099,257	$—	$—	$4,784,099,257

S&P 500 Growth
Assets:
Common Stocks	$9,874,881,107	$—	$—	$9,874,881,107
Money Market Funds	85,802,339	—	—	85,802,339
Liabilities:
Short Positions	(450,982)	—	—	(450,982)

	$9,960,232,464	$—	$—	$9,960,232,464

S&P 500 Value
Assets:
Common Stocks	$7,817,451,710	$—	$—	$7,817,451,710
Money Market Funds	49,699,651	—	—	49,699,651
Liabilities:
Short Positions	(406,567)	—	—	(406,567)

	$7,866,744,794	$—	$—	$7,866,744,794

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$4,662,319,853	$—	$—	$4,662,319,853
Money Market Funds	445,524,855	—	—	445,524,855

	$5,107,844,708	$—	$—	$5,107,844,708

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$4,270,481,993	$—	$—	$4,270,481,993
Money Market Funds	303,550,187	—	—	303,550,187

	$4,574,032,180	$—	$—	$4,574,032,180

S&P Small-Cap 600 Growth
Assets:
Common Stocks	$2,800,172,519	$—	$—	$2,800,172,519
Money Market Funds	391,121,057	—	—	391,121,057

	$3,191,293,576	$—	$—	$3,191,293,576

S&P Small-Cap 600 Value
Assets:
Common Stocks	$3,196,155,173	$—	$1,774	$3,196,156,947
Money Market Funds	353,404,183	—	—	353,404,183

	$3,549,559,356	$—	$1,774	$3,549,561,130

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Preferred Stock
Assets:
Preferred Stocks	$9,935,748,171	$—	$—	$9,935,748,171
Money Market Funds	167,494,852	—	—	167,494,852

	$10,103,243,023	$—	$—	$10,103,243,023

[a]	Futures contracts are shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

As a result of the resumption of trading after a temporary suspension, the following Funds had transfers from Level 2 to Level 1 during the period ended June 30, 2014.

iShares ETF	Amount of Transfer [a]
Asia 50	$4,038,281
International Preferred Stock	587,481

[a]	Represents the value as of the beginning of the reporting period.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2014 AMT-Free Muni Term	$65,393,781	$16,896	$(19,551)	$(2,655)
Asia 50	225,555,608	65,063,940	(12,557,602)	52,506,338
Core S&P 500	51,040,248,620	9,153,265,521	(1,737,765,344)	7,415,500,177
Core S&P Mid-Cap	21,565,765,242	4,173,274,681	(624,764,244)	3,548,510,437
Core S&P Small-Cap	13,153,842,334	2,957,153,023	(717,201,319)	2,239,951,704
Core S&P Total U.S. Stock Market	1,115,725,867	244,015,713	(23,027,457)	220,988,256
Core U.S. Growth	396,341,538	114,622,381	(3,880,444)	110,741,937
Core U.S. Value	590,904,679	91,990,959	(39,049,148)	52,941,811
Emerging Markets Infrastructure	96,389,868	20,894,032	(6,095,374)	14,798,658
Europe	3,510,037,828	445,546,086	(214,997,362)	230,548,724
Global 100	1,521,108,312	305,388,835	(108,211,891)	197,176,944
Global Clean Energy	81,326,170	15,400,548	(5,054,834)	10,345,714
Global Consumer Discretionary	214,699,586	34,538,647	(5,709,852)	28,828,795
Global Consumer Staples	527,330,888	113,009,591	(8,953,623)	104,055,968
Global Energy	1,014,666,470	189,803,980	(66,446,543)	123,357,437
Global Financials	316,434,389	38,385,123	(46,362,013)	(7,976,890)
Global Healthcare	902,806,745	306,456,666	(14,177,287)	292,279,379
Global Industrials	291,907,344	51,230,014	(10,598,444)	40,631,570
Global Infrastructure	849,885,670	176,040,621	(32,976,911)	143,063,710
Global Materials	439,419,123	54,334,730	(96,697,775)	(42,363,045)
Global Nuclear Energy	8,770,110	1,334,320	(920,363)	413,957
Global Tech	568,016,296	197,704,101	(44,467,344)	153,236,757
Global Telecom	517,055,815	36,094,641	(56,992,421)	(20,897,780)
Global Timber & Forestry	280,813,995	62,381,237	(9,888,832)	52,492,405
Global Utilities	277,117,505	21,695,202	(50,933,122)	(29,237,920)
iBonds Sep 2015 AMT-Free Muni Bond	103,813,237	726,298	(7,977)	718,321

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2016 AMT-Free Muni Bond	$120,581,900	$1,486,488	$(1,072)	$1,485,416
iBonds Sep 2017 AMT-Free Muni Bond	131,212,732	2,218,133	(2,918)	2,215,215
iBonds Sep 2018 AMT-Free Muni Bond	60,201,585	524,851	(4,576)	520,275
iBonds Sep 2019 AMT-Free Muni Bond	14,958,882	71,764	(3,975)	67,789
India 50	485,569,302	133,276,241	(35,947,267)	97,328,974
International Developed Property	176,953,339	26,149,437	(15,134,508)	11,014,929
International Preferred Stock	36,387,113	1,342,717	(1,598,339)	(255,622)
Japan Large-Cap	104,896,711	9,588,689	(20,887,042)	(11,298,353)
Latin America 40	1,468,076,307	81,055,980	(349,242,568)	(268,186,588)
Micro-Cap	1,052,149,443	128,996,926	(80,212,010)	48,784,916
Nasdaq Biotechnology	6,276,536,675	353,602,348	(430,425,582)	(76,823,234)
Russell 1000	7,768,508,546	2,248,123,010	(358,085,949)	1,890,037,061
Russell 1000 Growth	18,144,541,688	6,663,725,369	(153,834,435)	6,509,890,934
Russell 1000 Value	19,238,867,822	4,991,144,911	(799,891,951)	4,191,252,960
Russell 2000	32,806,889,100	538,569,759	(3,287,057,289)	(2,748,487,530)
Russell 2000 Growth	6,565,982,189	572,211,866	(298,951,414)	273,260,452
Russell 2000 Value	6,154,149,107	718,223,344	(314,106,934)	404,116,410
Russell 3000	4,720,652,679	1,553,534,399	(309,577,825)	1,243,956,574
Russell Mid-Cap	8,069,519,856	3,192,016,579	(351,509,734)	2,840,506,845
Russell Mid-Cap Growth	3,950,531,560	1,282,055,776	(63,079,724)	1,218,976,052
Russell Mid-Cap Value	5,834,087,042	1,250,252,662	(125,529,337)	1,124,723,325
Russell Top 200	100,609,349	18,886,267	(486,692)	18,399,575
Russell Top 200 Growth	351,976,893	133,654,186	(1,155,880)	132,498,306
Russell Top 200 Value	192,027,443	11,034,646	(1,876,980)	9,157,666
S&P 100	4,416,589,714	574,592,852	(207,083,309)	367,509,543
S&P 500 Growth	7,111,014,550	2,930,120,721	(80,451,825)	2,849,668,896
S&P 500 Value	6,627,680,523	1,479,121,381	(239,650,543)	1,239,470,838
S&P Mid-Cap 400 Growth	4,327,946,751	892,056,038	(112,158,081)	779,897,957
S&P Mid-Cap 400 Value	3,787,776,988	901,680,985	(115,425,793)	786,255,192
S&P Small-Cap 600 Growth	2,777,832,108	497,080,549	(83,619,081)	413,461,468
S&P Small-Cap 600 Value	3,138,196,508	554,385,664	(143,021,042)	411,364,622
U.S. Preferred Stock	9,920,438,196	378,315,338	(195,510,511)	182,804,827

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of June 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended June 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	408,157	28,080	(21,402)	414,835	$132,581,266	$3,486,826	$2,049,508
PNC Financial Services Group Inc. (The)	1,734,928	128,499	(92,431)	1,770,996	157,707,194	3,671,864	1,869,433

					$290,288,460	$7,158,690	$3,918,941

Core S&P Total U.S. Stock Market
BlackRock Inc.	7,864	766	(290)	8,340	$2,665,464	$15,069	$28,778
PNC Financial Services Group Inc. (The)	33,367	3,428	(1,215)	35,580	3,168,399	16,016	24,546

					$5,833,863	$31,085	$53,324

Core U.S. Growth
BlackRock Inc.	2,049	204	(90)	2,163	$691,295	$3,781	$12,207

Core U.S. Value
BlackRock Inc.	4,799	185	(395)	4,589	$1,466,644	$9,619	$3,272
BlackRock Kelso Capital Corp.	4,030	129	(4,159)	—	—	873	(3,611)
PennyMac Financial Services Inc. Class A	726	—	—	726	11,028	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	58,558	1,575	—
PNC Financial Services Group Inc. (The)	29,997	1,284	(173)	31,108	2,770,167	14,399	635

					$4,306,397	$26,466	$296

Global Financials
BlackRock Inc.	5,668	208	(364)	5,512	$1,761,635	$10,839	$40,026
PNC Financial Services Group Inc. (The)	24,525	1,120	(1,583)	24,062	2,142,721	12,204	40,310

					$3,904,356	$23,043	$80,336

Russell 1000
BlackRock Inc.	60,159	1,939	(2,253)	59,845	$19,126,462	$117,371	$59,740
PNC Financial Services Group Inc. (The)	243,798	9,522	(2,596)	250,724	22,326,972	117,161	60,073

					$41,453,434	$234,532	$119,813

Russell 1000 Growth
BlackRock Inc.	108,260	8,695	(2,488)	114,467	$36,583,653	$207,365	$300,289

12

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell 1000 Value
BlackRock Inc.	188,718	27,254	(33,905)	182,067	$58,188,613	$381,555	$689,194
PNC Financial Services Group Inc. (The)	1,182,258	171,192	(119,173)	1,234,277	109,912,367	573,401	838,775

					$168,100,980	$954,956	$1,527,969

Russell 2000
BlackRock Kelso Capital Corp.	1,269,680	1,183,184	(2,452,864)	—	$—	$223,993	$(2,169,632)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	3,405,887	—	—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	19,321,044	519,572	—

					$22,726,931	$743,565	$(2,169,632)

Russell 2000 Value
BlackRock Kelso Capital Corp.	538,048	97,180	(635,228)	—	$—	$110,997	$(612,025)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	1,415,571	—	—
PennyMac Mortgage Investment Trust	503,781	—	(3,528)	500,253	10,975,551	297,231	(19,737)

					$12,391,122	$408,228	$(631,762)

Russell 3000
BlackRock Inc.	34,725	367	(1,442)	33,650	$10,754,540	$66,344	$54,811
BlackRock Kelso Capital Corp.	17,802	72	(17,874)	—	—	3,701	(22,570)
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	47,879	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	321,355	8,642	—
PNC Financial Services Group Inc. (The)	139,901	2,417	(1,410)	140,908	12,547,857	66,476	39,029

					$23,671,631	$145,163	$71,270

Russell Top 200
BlackRock Inc.	748	383	(43)	1,088	$347,725	$2,183	$3,144
PNC Financial Services Group Inc. (The)	3,031	1,613	(85)	4,559	405,979	1,455	2,166

					$753,704	$3,638	$5,310

Russell Top 200 Growth
BlackRock Inc.	3,191	306	(76)	3,421	$1,093,352	$6,222	$2,388

Russell Top 200 Value
BlackRock Inc.	2,350	1,186	(1,255)	2,281	$729,007	$4,707	$51,295
PNC Financial Services Group Inc. (The)	14,707	7,416	(6,661)	15,462	1,376,891	7,059	98,333

					$2,105,898	$11,766	$149,628

S&P 500 Growth
BlackRock Inc.	143,249	2,949	(10,505)	135,693	$43,367,483	$259,097	$1,306,964

S&P 500 Value
PNC Financial Services Group Inc. (The)	441,071	69,898	(8,586)	502,383	$44,737,206	$218,211	$196,838

U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P	3,463,133	440,409	(171,672)	3,731,870	$102,477,150	$1,353,682	$(126,302)
PNC Financial Services Group Inc. (The) Series Q	1,116,116	143,198	(45,000)	1,214,314	28,062,797	395,650	(63,004)

					$130,539,947	$1,749,332	$(189,306)

3.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and

13

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

14

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: August 26, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: August 26, 2014